UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end: February 28, 2007

Date of reporting period: February 28, 2007

ITEM 1. REPORT TO SHAREHOLDERS


                                                               [LOGO]
                                                               WELLS  ADVANTAGE
                                                               FARGO  FUNDS

--------------------------------------------------------------------------------
                                FEBRUARY 28, 2007
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[GRAPHIC OMITTED]               Annual Report
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WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM)

Wells Fargo Advantage Dow Jones Target Today Fund(SM)
Wells Fargo Advantage Dow Jones Target 2010 Fund(SM)
Wells Fargo Advantage Dow Jones Target 2020 Fund(SM)
Wells Fargo Advantage Dow Jones Target 2030 Fund(SM)
Wells Fargo Advantage Dow Jones Target 2040 Fund(SM)

                               WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Shareholders ...................................................     1
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Performance Highlights ...................................................     2
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Fund Expenses (Unaudited) ................................................     9
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Portfolio of Investments
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   Target Today Fund .....................................................    12
   Target 2010 Fund ......................................................    13
   Target 2020 Fund ......................................................    14
   Target 2030 Fund ......................................................    15
   Target 2040 Fund ......................................................    16
Financial Statements
--------------------------------------------------------------------------------
   Statements of Assets and Liabilities ..................................    17
   Statements of Operations ..............................................    18
   Statements of Changes in Net Assets ...................................    20
   Financial Highlights ..................................................    24
   Notes to Financial Highlights .........................................    30
Notes to Financial Statements ............................................    31
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Report of Independent Registered Public Accounting Firm ..................    37
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                                Master Portfolios
Portfolio of Investments
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   Diversified Fixed Income Portfolio ....................................    39
   Diversified Stock Portfolio ...........................................    65
   Money Market Portfolio ................................................   137
Financial Statements
--------------------------------------------------------------------------------
   Statements of Assets and Liabilities ..................................   141
   Statements of Operations ..............................................   142
   Statements of Changes in Net Assets ...................................   143
   Financial Highlights ..................................................   144
Notes to Financial Statements ............................................   145
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Report of Independent Registered Public Accounting Firm ..................   149
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Other Information (Unaudited) ............................................   150
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List of Abbreviations ....................................................   154
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"Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones &
Company, Inc. and have been licensed for use for certain purposes by Global
Index Advisors, Inc. and Wells Fargo Funds Management, LLC. The WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such product(s).

                -------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
                -------------------------------------------------

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THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS         WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      Enclosed please find your WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS annual report for the 12-month period that ended February 28, 2007. The period included some significant enhancements to the formerly named WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM). On June 26, 2006, the Funds were restructured and renamed the WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS, and now seek to replicate the returns of the appropriate Dow Jones Target Date Indexes, the first life cycle indexes in the investment industry. The restructuring provided a broader range of investments for each Target Date Fund.

      On the following pages, you will find a discussion of the Funds, including performance highlights, information about the Fund's holdings, and the portfolio managers' strategic outlook.

REVIEW OF THE ECONOMY
--------------------------------------------------------------------------------

      The economy weathered several starts and stops during the period. By the second quarter of 2006, the U.S. economy was showing signs of slowing down. The housing market became sluggish, with mortgage applications falling and homes staying on the market for longer periods. Consumer confidence weakened, and the potential for inflation was hard to gauge. By the end of June 2006, real Gross Domestic Product (GDP) growth had slowed to 2.9%, driven mostly by a falloff in consumer spending from an unsustainable pace that had been set early in 2006. Other indicators, however, remained encouraging. Capital spending and the manufacturing sector continued to perform well. Most labor markets also remained healthy. These mixed economic indicators during the first six months of the period made it difficult to speculate about the Fed's next move in terms of raising or lowering the federal funds rate.

      Then at its meeting on August 8, 2006, the Fed decided to leave the federal funds rate unchanged at 5.25%. This decision halted a string of 17 consecutive interest rate hikes that began in June 2004. The Fed's pause in raising interest rates continued throughout the second half of the 12-month period and helped to keep mortgage interest rates near historic lows. Likewise, during the second half of the reporting period, the economy slowed further, with growth in real GDP holding at around 2% by the end of the 12-month period and the unemployment rate staying at 4.5%. Mortgage interest rates remained low and household spending was sustained by healthy labor markets, solid growth in household incomes, and gains in net worth stemming from the strength in stock prices. Business spending strengthened in response to a steady outlook for sales and profits.

STOCKS RESPOND WITH STRENGTH AND WEAKNESS
--------------------------------------------------------------------------------

      Stocks recorded several ups and downs during the 12-month period. For the first six months of the 12-month period, the S&P 500 Index reported a positive return of only 2.79% following a correction in the spring of 2006. By the end of February 2007, the S&P 500 Index had returned 11.96% for the 12-month period. This was encouraging considering the U.S. stock market withstood a second correction that caused it to decline 3.3% on February 27, 2007, in response to a 9% sell-off in China's market. China's role as a major trade partner with the United States, coupled with being a key supplier of manufactured goods, and a significant holder of U.S. government debt caused investors in the U.S. market to sell. The sell-off in China and the United States had a negative effect on many foreign markets, including those in Asia and Europe. Emerging markets--where prices of stocks and bonds had risen significantly--suffered the most from the correction. Nevertheless, the international markets also ended the period with strong positive returns.

BONDS WRESTLED WITH INTEREST RATES
--------------------------------------------------------------------------------

      Yields on most U.S. Treasury notes and bonds increased as the Federal funds rate continued to rise during the first half of 2006. By June, many investors were anticipating the Fed's pause in raising the Federal funds rate and the bond markets rallied in July and August of 2006, allowing most segments of the bond market to record positive returns by the end of August. The bond markets continued to improve through the fourth quarter of 2006 in both the taxable and municipal bond markets. The municipal market performed somewhat better than the Treasury market for most of the period but lagged behind the taxable bond market during February 2007.

      Within the taxable bond market, a strong rally in February produced the best performance during the 12-month period. High-yield bonds maintained their top-performing status through February 2007. The equity market correction in February contributed to the reassessment of risk premiums in world markets, which left the emerging market equities and bonds vulnerable in light of their already high valuations.

PLANNING AHEAD
--------------------------------------------------------------------------------

      As the reporting period came to a close, it was difficult to anticipate what the next move by the Fed might be given the fact that economic activity was clearly slowing down. The uncertainty of future Fed action combined with other market forces supports our belief that successful investing includes a balanced approach of owning a diversified portfolio while keeping a long-term perspective. While diversification may not prevent losses in a downturn, it may help reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. In addition to the WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS, we offer more than 120 Funds that cover a broad spectrum of investment styles and asset classes. Each Fund is managed according to a disciplined approach to investing that features the strategic thinking of portfolio managers chosen for their in-depth knowledge and methodology. We believe that our insistence on seeking skilled money managers--our subadvisers--who share our dedication to pursuing consistent long-term results offers you a way to navigate changing market conditions and move forward with your financial planning.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS         PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      Each Fund seeks to provide investors with an asset allocation strategy designed to maximize total return for retirement or for other purposes consistent with the quantitatively measured risk that investors, on average, may be willing to accept given their investment time horizons. Investors are encouraged to select a particular WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUND based on their investment time horizon.

      Specifically:

            o The WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND is managed for investors who have retired, who are planning to retire, or who will begin to withdraw substantial portions of their investment in the near future.

            o The WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND is managed for investors who are planning to retire or to withdraw substantial portions of their investment approximately in the year 2010.

            o The WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND is managed for investors who are planning to retire or to begin to withdraw substantial portions of their investment approximately in the year 2020.

            o The WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND is managed for investors who are planning to retire or to begin to withdraw substantial portions of their investment approximately in the year 2030.

            o The WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND is managed for investors who are planning to retire or to begin to withdraw substantial portions of their investment approximately in the year 2040.

ADVISER                                    SUBADVISER
   Wells Fargo Funds Management, LLC          Global Index Advisors, Inc.

FUND MANAGERS                              FUND INCEPTION DATE
   Rodney H. Alldredge,                       03/01/1994
   George V. Daniels, Jr.,
   James P. Lauder

PERFORMANCE SUMMARY 1
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS Class A shares each returned the following over the 12-month period that ended February 28, 2007:

            o The WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND returned 4.83% 2, (excluding sales charge).

            o The WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND returned 6.40% 3, (excluding sales charge).

            o The WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND returned 9.49% 4, (excluding sales charge).

            o The WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND returned 11.13% 5, (excluding sales charge).

            o The WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND returned 12.31% 6, (excluding sales charge).

      During the 12-month period that ended February 28, 2007, there was significant volatility within the domestic stock, international stock, and fixed-income markets; however, all of the WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS delivered positive returns for the period. Generally, domestic and international stocks outperformed fixed-income securities for the 12-month period. The WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND, which comprised a balanced allocation of fixed-income securities, domestic stocks, and international stocks, delivered the highest performance for the 12-month period as would be expected with its longer term, more aggressive asset allocation. The WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND, with the most conservative goal of capital preservation for retirees, had the highest allocation of fixed-income investments and therefore delivered the lowest returns of the target date series.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS, INSTITUTIONAL CLASS AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. CURRENTLY CLASS A, B, AND C SHARES ARE CLOSED TO NEW INVESTORS.

MARKET STRENGTH AND WEAKNESS SEEN DURING THE 12-MONTH PERIOD
--------------------------------------------------------------------------------

      The Funds' underlying asset classes, including bonds, domestic stocks, and international stocks, all experienced periods of strength and weakness. The stock market moved higher in the first few months of the reporting period, while the fixed-income markets showed weakness. However, May through the first few weeks of June showed the U.S. stock market giving up all of its earlier gains, with the S&P 500 Index losing approximately 7.7% during this five- to six-week period. The domestic stock market then regained positive momentum through the end of 2006 and into early 2007, hitting a high point on February 20 with the S&P 500 Index up approximately 14% and only eight days remaining in the reporting period. February 27 reminded investors that risk is still present in the markets with a one-day drop in the S&P 500 Index of 3.5%, triggered by the worst trading session in over a decade for the Chinese market the night before. Nevertheless, for the entire 12-month reporting period, the S&P 500 Index was up 11.96%. Equity gains for the period were widespread across a wide range of asset classes. International stocks, especially emerging markets and Europe and Canada, were big contributors during the reporting period, delivering significantly higher returns than domestic stocks. Despite some downward movement early in the reporting period, domestic and foreign bonds ended the period with upward movement.

ADJUSTMENTS MADE TO STRATEGIC ALLOCATIONS
--------------------------------------------------------------------------------

      On June 26, 2006, the WELLS FARGO ADVANTAGE OUTLOOK FUNDS were renamed the WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS. The Target Date Funds utilize an asset allocation strategy that seeks to replicate, before fees and expenses, the total return of the appropriate Dow Jones Target Date Indexes--the first life cycle indexes in the investment industry. This change resulted in greater diversification of the underlying investments for each Target Date Fund, including a broad mix of large cap, mid cap, small cap, growth, value, and international stocks, including emerging markets. The Funds also invest in a mix of fixed-income investments, including U.S. and foreign government bonds, corporate bonds, and mortgage-backed securities.

PERFORMANCE HIGHLIGHTS         WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS
--------------------------------------------------------------------------------

      Since June, the Funds have continued to adjust their strategic allocations to stocks, bonds, and cash in response to changing market conditions and have continued to reduce the relative risk of the "dated" portfolios as dictated by the "target date" strategy. For example, the Target 2020 and Target 2030 Funds reduced their equity allocations during the time period from 52.4% to 51.1% and 78.6% to 77.7%, respectively. The lower risk Target 2010 and Target Today Funds and the longer time frame Target 2040 Fund saw much smaller reductions in their respective equity allocations. The Target Today and Target 2010 Funds also saw very slight movements from cash to bonds as a confluence of market conditions made bonds a slightly more attractive investment versus cash in terms of risk versus potential return.

MEANINGFUL DIVERSIFICATION, DISCIPLINED ASSET ALLOCATION, AND REBALANCING STRATEGIES HELP TO EFFECTIVELY MANAGE RISK
--------------------------------------------------------------------------------

      It is our belief that market leadership, or the best performance by any one asset class, rotates among the various investment categories contained within the underlying portfolios of the Target Date Funds. We believe that over time, the return of each asset class will revert to its average. No one can consistently predict the winning and losing asset classes for the near future. It is for these reasons that we think the very broad diversification that exists within the WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS, and our strategy of regularly rebalancing the Funds' portfolios in an effort to prevent overexposure to overvalued asset classes, can provide effective risk management and potential growth in the long run.

      The volatility experienced across all asset classes during the 12-month reporting period is validation for our emphasis on effective risk management. Mixed economic domestic indicators coupled with significant market volatility early in 2007, both here and abroad, spoke loudly to the need for meaningful diversification, disciplined asset allocation, and rebalancing strategies that are built into the WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS. We believe that this disciplined approach to portfolio construction and a focus on managing downside volatility will prove valuable regardless of how global or domestic markets behave in the coming months and years.

      BALANCED FUNDS MAY INVEST IN STOCKS AND BONDS. STOCKS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. BOND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, CHANGES IN INTEREST RATES, AND GENERAL MARKET AND ECONOMIC CONDITIONS. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THESE FUNDS ARE EXPOSED TO SMALL AND MEDIUM COMPANY SECURITIES RISK AND FOREIGN INVESTMENTS RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISK.

--------------------------------------------------------------------------------

The views expressed are as of February 28, 2007, and are those of the Funds' managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS.

AVERAGE ANNUAL TOTAL RETURNS 1 (%) (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------

                                      Including Sales Charge                  Excluding Sales Charge           Gross      Net
                              -------------------------------------   -------------------------------------   Expense   Expense
   Fund Name                  6-months*   1-Year   5-Year   10-Year   6-months*   1-Year   5-Year   10-Year    Ratio     Ratio
-------------------------------------------------------------------------------------------------------------------------------
   TARGET TODAY FUND 2
-------------------------------------------------------------------------------------------------------------------------------
      Class A                   (2.56)    (1.22)    3.00     4.54       3.40       4.83     4.23     5.16      1.26%     1.15%
-------------------------------------------------------------------------------------------------------------------------------
      Class B                   (2.00)    (0.89)    3.18     4.54       3.00       4.11     3.53     4.54      2.01%     1.90%
-------------------------------------------------------------------------------------------------------------------------------
      Class C                    2.00      3.11     3.53     4.54       3.00       4.11     3.53     4.54      2.01%     1.90%
-------------------------------------------------------------------------------------------------------------------------------
      Administrator Class                                               3.50       5.17     4.55     5.36      1.08%     0.85%
-------------------------------------------------------------------------------------------------------------------------------
      Institutional Class                                               3.72       5.49     4.67     5.42      0.81%     0.62%
-------------------------------------------------------------------------------------------------------------------------------
      Investor Class                                                    3.48       4.92     4.25     5.17      1.33%     0.91%
-------------------------------------------------------------------------------------------------------------------------------
   TARGET 2010 FUND 3
-------------------------------------------------------------------------------------------------------------------------------
      Class A                   (1.51)     0.27     3.60     5.27       4.46       6.40     4.84     5.89      1.19%     1.18%
-------------------------------------------------------------------------------------------------------------------------------
      Class B                   (0.89)     0.65     3.77     5.23       4.11       5.65     4.11     5.23      1.94%     1.93%
-------------------------------------------------------------------------------------------------------------------------------
      Class C                    3.07      4.59     4.12     5.23       4.07       5.59     4.12     5.23      1.94%     1.93%
-------------------------------------------------------------------------------------------------------------------------------
      Administrator Class                                               4.59       6.75     5.15     6.07      1.01%     0.88%
-------------------------------------------------------------------------------------------------------------------------------
      Institutional Class                                               4.71       6.89     5.24     6.12      0.74%     0.65%
-------------------------------------------------------------------------------------------------------------------------------
      Investor Class                                                    4.37       6.31     4.82     5.88      1.39%     0.94%
-------------------------------------------------------------------------------------------------------------------------------
   TARGET 2020 FUND 4
-------------------------------------------------------------------------------------------------------------------------------
      Class A                    0.94      3.19     4.68     5.77       7.09       9.49     5.93     6.39      1.27%     1.20%
-------------------------------------------------------------------------------------------------------------------------------
      Class B                    1.65      3.67     4.86     5.74       6.65       8.67     5.19     5.74      2.02%     1.95%
-------------------------------------------------------------------------------------------------------------------------------
      Class C                    5.67      7.67     5.19     5.73       6.67       8.67     5.19     5.73      2.02%     1.95%
-------------------------------------------------------------------------------------------------------------------------------
      Administrator Class                                               7.24       9.77     6.24     6.62      1.09%     0.90%
-------------------------------------------------------------------------------------------------------------------------------
      Institutional Class                                               7.35      10.07     6.38     6.68      0.82%     0.67%
-------------------------------------------------------------------------------------------------------------------------------
      Investor Class                                                    7.16       9.56     5.94     6.40      1.42%     0.96%
-------------------------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS         PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS 1 (%) (AS OF FEBRUARY 28, 2007) (CONTINUED)
--------------------------------------------------------------------------------

                                      Including Sales Charge                  Excluding Sales Charge           Gross      Net
                              -------------------------------------   -------------------------------------   Expense   Expense
   Fund Name                  6-months*   1-Year   5-Year   10-Year   6-months*   1-Year   5-Year   10-Year    Ratio     Ratio
-------------------------------------------------------------------------------------------------------------------------------
   TARGET 2030 FUND 5
-------------------------------------------------------------------------------------------------------------------------------
      Class A                   2.97        4.79    5.63     6.27        9.27      11.20     6.88    6.90      1.33%     1.21%
-------------------------------------------------------------------------------------------------------------------------------
      Class B                   3.94        5.35    5.84     6.24        8.94      10.35     6.16    6.24      2.08%     1.96%
-------------------------------------------------------------------------------------------------------------------------------
      Class C                   7.94        9.34    6.16     6.23        8.94      10.34     6.16    6.23      2.08%     1.96%
-------------------------------------------------------------------------------------------------------------------------------
      Administrator Class                                                9.49      11.50     7.22    7.12      1.15%     0.91%
-------------------------------------------------------------------------------------------------------------------------------
      Institutional Class                                                9.61      11.73     7.33    7.17      0.88%     0.68%
-------------------------------------------------------------------------------------------------------------------------------
      Investor Class                                                     9.34      11.20     6.89    6.91      1.47%     0.97%
-------------------------------------------------------------------------------------------------------------------------------
   TARGET 2040 FUND 6
-------------------------------------------------------------------------------------------------------------------------------
      Class A                   3.94        5.84    6.33     6.41       10.27      12.31     7.61    7.03      1.34%     1.22%
-------------------------------------------------------------------------------------------------------------------------------
      Class B                   4.86        6.42    6.57     6.35        9.86      11.42     6.88    6.35      2.09%     1.97%
-------------------------------------------------------------------------------------------------------------------------------
      Class C                   8.90       10.46    6.86     6.35        9.90      11.46     6.86    6.35      2.09%     1.97%
-------------------------------------------------------------------------------------------------------------------------------
      Administrator Class                                               10.49      12.67     7.95    7.27      1.16%     0.92%
-------------------------------------------------------------------------------------------------------------------------------
      Institutional Class                                               10.54      12.90     8.07    7.33      0.89%     0.69%
-------------------------------------------------------------------------------------------------------------------------------
      Investor Class                                                    10.27      12.31     7.61    7.03      1.48%     0.98%
-------------------------------------------------------------------------------------------------------------------------------
   BENCHMARKS
-------------------------------------------------------------------------------------------------------------------------------
      Dow Jones Target Today Index 7                                     3.93       6.41     7.45    6.65
-------------------------------------------------------------------------------------------------------------------------------
      Dow Jones Target 2010 Index 7                                      5.08       7.53     8.63    7.73
-------------------------------------------------------------------------------------------------------------------------------
      Dow Jones Target 2020 Index 7                                      7.93      10.26    10.62    8.62
-------------------------------------------------------------------------------------------------------------------------------
      Dow Jones Target 2030 Index 7                                     10.33      12.54    12.24    9.23
-------------------------------------------------------------------------------------------------------------------------------
      Dow Jones Target 2040 Index 7                                     11.34      13.49    12.90    9.50
-------------------------------------------------------------------------------------------------------------------------------
      Russell 3000(R) Index 8                                            9.77      12.03     7.93    8.07
-------------------------------------------------------------------------------------------------------------------------------
      Lehman Brothers
      U.S. Aggregate
      Bond Index 9                                                       3.66       5.54     5.00    6.34

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

PORTFOLIO ALLOCATION 10 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

International Stocks                                                        (4%)
Domestic Stocks                                                             (7%)
Bonds                                                                      (34%)
Cash                                                                       (55%)

                                TARGET TODAY FUND

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

International Stocks                                                        (7%)
Domestic Stocks                                                            (14%)
Bonds                                                                      (59%)
Cash                                                                       (20%)

                                TARGET 2010 FUND

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

International Stocks                                                       (17%)
Domestic Stocks                                                            (34%)
Bonds                                                                      (45%)
Cash                                                                        (4%)

                                TARGET 2020 FUND

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

International Stocks                                                       (26%)
Domestic Stocks                                                            (51%)
Bonds                                                                      (19%)
Cash                                                                        (4%)

                                TARGET 2030 FUND

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

International Stocks                                                       (30%)
Domestic Stocks                                                            (59%)
Bonds                                                                       (7%)
Cash                                                                        (4%)

                                TARGET 2040 FUND

PERFORMANCE HIGHLIGHTS         WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS
--------------------------------------------------------------------------------

GROWTH OF $10,000 INVESTMENT 11 (AS OF FEBRUARY 28, 2007)
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 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                               WELLS FARGO
              WELLS FARGO       ADVANTAGE
               ADVANTAGE        DOW JONES
               DOW JONES      TARGET TODAY -                                        Lehman Brothers
             TARGET TODAY -   Administrator    Dow Jones Target   Russell 3000(R)   U.S. Aggregate
                Class A           Class          Today Index           Index           Bond Index
 2/28/1997      $ 9,428          $10,000           $10,000            $10,000           $10,000
 3/31/1997      $ 9,298          $ 9,863           $ 9,945            $ 9,547           $ 9,889
 4/30/1997      $ 9,449          $10,023           $10,017            $10,018           $10,037
 5/31/1997      $ 9,654          $10,240           $10,190            $10,702           $10,132
 6/30/1997      $ 9,821          $10,417           $10,313            $11,147           $10,252
 7/31/1997      $10,082          $10,694           $10,443            $12,021           $10,529
 8/31/1997      $ 9,947          $10,551           $10,403            $11,533           $10,439
 9/30/1997      $10,150          $10,766           $10,563            $12,187           $10,593
10/31/1997      $10,132          $10,747           $10,581            $11,778           $10,747
11/30/1997      $10,196          $10,814           $10,594            $12,229           $10,796
12/31/1997      $10,304          $10,930           $10,653            $12,474           $10,905
 1/31/1998      $10,392          $11,023           $10,720            $12,538           $11,045
 2/28/1998      $10,558          $11,199           $10,851            $13,435           $11,037
 3/31/1998      $10,702          $11,351           $10,918            $14,101           $11,074
 4/30/1998      $10,761          $11,414           $10,997            $14,240           $11,132
 5/31/1998      $10,741          $11,393           $11,011            $13,888           $11,238
 6/30/1998      $10,850          $11,509           $11,062            $14,358           $11,333
 7/31/1998      $10,831          $11,488           $11,059            $14,097           $11,357
 8/31/1998      $10,582          $11,225           $10,968            $11,938           $11,542
 9/30/1998      $10,836          $11,493           $11,378            $12,752           $11,812
10/31/1998      $11,026          $11,695           $11,561            $13,720           $11,750
11/30/1998      $11,156          $11,833           $11,710            $14,559           $11,817
12/31/1998      $11,350          $12,038           $11,892            $15,485           $11,852
 1/31/1999      $11,424          $12,118           $11,947            $16,011           $11,937
 2/28/1999      $11,232          $11,914           $11,651            $15,444           $11,728
 3/31/1999      $11,374          $12,064           $11,758            $16,010           $11,793
 4/30/1999      $11,492          $12,190           $11,900            $16,733           $11,831
 5/31/1999      $11,363          $12,053           $11,761            $16,415           $11,727
 6/30/1999      $11,491          $12,189           $11,755            $17,244           $11,690
 7/31/1999      $11,437          $12,131           $11,786            $16,722           $11,640
 8/31/1999      $11,415          $12,108           $11,780            $16,531           $11,634
 9/30/1999      $11,435          $12,129           $11,895            $16,109           $11,769
10/31/1999      $11,577          $12,279           $11,974            $17,119           $11,813
11/30/1999      $11,686          $12,384           $12,013            $17,598           $11,812
12/31/1999      $11,860          $12,559           $12,126            $18,721           $11,755
 1/31/2000      $11,643          $12,342           $11,954            $17,987           $11,716
 2/29/2000      $11,735          $12,439           $12,080            $18,154           $11,858
 3/31/2000      $12,035          $12,755           $12,328            $19,576           $12,014
 4/30/2000      $11,943          $12,659           $12,092            $18,886           $11,980
 5/31/2000      $11,909          $12,622           $12,072            $18,356           $11,974
 6/30/2000      $12,113          $12,834           $12,357            $18,899           $12,223
 7/31/2000      $12,101          $12,822           $12,335            $18,565           $12,334
 8/31/2000      $12,345          $13,089           $12,500            $19,942           $12,513
 9/30/2000      $12,266          $13,015           $12,484            $19,039           $12,592
10/31/2000      $12,289          $13,039           $12,425            $18,768           $12,675
11/30/2000      $12,219          $12,978           $12,475            $17,038           $12,882
12/31/2000      $12,376          $13,138           $12,779            $17,325           $13,121
 1/31/2001      $12,539          $13,321           $12,983            $17,917           $13,336
 2/28/2001      $12,414          $13,178           $12,912            $16,280           $13,452
 3/31/2001      $12,330          $13,097           $12,718            $15,219           $13,520
 4/30/2001      $12,456          $13,242           $12,827            $16,439           $13,463
 5/31/2001      $12,481          $13,268           $12,892            $16,572           $13,545
 6/30/2001      $12,456          $13,252           $12,863            $16,266           $13,596
 7/31/2001      $12,570          $13,372           $13,048            $15,998           $13,900
 8/31/2001      $12,494          $13,292           $13,198            $15,053           $14,059
 9/30/2001      $12,430          $13,220           $13,218            $13,725           $14,223
10/31/2001      $12,634          $13,434           $13,446            $14,045           $14,520
11/30/2001      $12,749          $13,568           $13,374            $15,126           $14,320
12/31/2001      $12,786          $13,603           $13,243            $15,340           $14,229
 1/31/2002      $12,695          $13,508           $13,223            $15,147           $14,344
 2/28/2002      $12,669          $13,495           $13,299            $14,838           $14,483
 3/31/2002      $12,773          $13,599           $13,267            $15,488           $14,243
 4/30/2002      $12,669          $13,503           $13,485            $14,676           $14,519
 5/31/2002      $12,682          $13,517           $13,648            $14,505           $14,642
 6/30/2002      $12,447          $13,267           $13,768            $13,461           $14,769
 7/31/2002      $12,198          $13,006           $13,747            $12,391           $14,947
 8/31/2002      $12,290          $13,102           $13,951            $12,450           $15,199
 9/30/2002      $11,899          $12,689           $13,955            $11,142           $15,445
10/31/2002      $12,202          $13,021           $14,012            $12,029           $15,375
11/30/2002      $12,426          $13,257           $14,173            $12,757           $15,371
12/31/2002      $12,271          $13,096           $14,429            $12,035           $15,689
 1/31/2003      $12,123          $12,954           $14,459            $11,741           $15,702
 2/28/2003      $12,082          $12,912           $14,590            $11,548           $15,919
 3/31/2003      $12,083          $12,921           $14,603            $11,669           $15,907
 4/30/2003      $12,475          $13,334           $14,894            $12,622           $16,038
 5/31/2003      $12,882          $13,776           $15,394            $13,384           $16,337
 6/30/2003      $12,958          $13,852           $15,381            $13,565           $16,305
 7/31/2003      $12,876          $13,766           $15,088            $13,876           $15,757
 8/31/2003      $12,985          $13,895           $15,215            $14,183           $15,861
 9/30/2003      $13,136          $14,064           $15,665            $14,029           $16,281
10/31/2003      $13,313          $14,251           $15,742            $14,878           $16,129
11/30/2003      $13,368          $14,308           $15,874            $15,083           $16,168
12/31/2003      $13,670          $14,653           $16,224            $15,773           $16,332
 1/31/2004      $13,793          $14,784           $16,374            $16,102           $16,464
 2/29/2004      $13,944          $14,943           $16,515            $16,319           $16,642
 3/31/2004      $13,946          $14,941           $16,654            $16,125           $16,767
 4/30/2004      $13,629          $14,622           $16,151            $15,792           $16,330
 5/31/2004      $13,643          $14,636           $16,168            $16,021           $16,265
 6/30/2004      $13,765          $14,776           $16,279            $16,339           $16,357
 7/31/2004      $13,627          $14,616           $16,240            $15,722           $16,519
 8/31/2004      $13,779          $14,791           $16,463            $15,786           $16,834
 9/30/2004      $13,865          $14,878           $16,602            $16,029           $16,880
10/31/2004      $14,017          $15,039           $16,796            $16,292           $17,021
11/30/2004      $14,142          $15,186           $17,005            $17,050           $16,886
12/31/2004      $14,366          $15,434           $17,216            $17,657           $17,041
 1/31/2005      $14,213          $15,272           $17,171            $17,187           $17,148
 2/28/2005      $14,255          $15,331           $17,223            $17,565           $17,047
 3/31/2005      $14,121          $15,185           $17,105            $17,268           $16,959
 4/30/2005      $14,107          $15,170           $17,166            $16,893           $17,189
 5/31/2005      $14,317          $15,393           $17,274            $17,534           $17,375
 6/30/2005      $14,378          $15,469           $17,341            $17,656           $17,469
 7/31/2005      $14,477          $15,573           $17,385            $18,380           $17,310
 8/31/2005      $14,576          $15,693           $17,514            $18,206           $17,532
 9/30/2005      $14,563          $15,676           $17,501            $18,364           $17,352
10/31/2005      $14,407          $15,511           $17,387            $18,021           $17,214
11/30/2005      $14,606          $15,736           $17,531            $18,722           $17,291
12/31/2005      $14,695          $15,844           $17,668            $18,739           $17,455
 1/31/2006      $14,883          $16,028           $17,863            $19,364           $17,456
 2/28/2006      $14,869          $16,028           $17,897            $19,399           $17,514
 3/31/2006      $14,952          $16,112           $17,956            $19,735           $17,342
 4/30/2006      $15,054          $16,236           $18,077            $19,949           $17,311
 5/31/2006      $14,865          $16,035           $18,027            $19,310           $17,292
 6/30/2006      $14,886          $16,069           $18,056            $19,344           $17,329
 7/31/2006      $14,944          $16,131           $18,146            $19,326           $17,563
 8/31/2006      $15,076          $16,286           $18,324            $19,799           $17,832
 9/30/2006      $15,159          $16,371           $18,428            $20,242           $17,989
10/31/2006      $15,277          $16,512           $18,601            $20,971           $18,108
11/30/2006      $15,439          $16,685           $18,821            $21,427           $18,318
12/31/2006      $15,448          $16,692           $18,840            $21,684           $18,211
 1/31/2007      $15,479          $16,741           $18,897            $22,096           $18,204
 2/28/2007      $15,588          $16,856           $19,045            $21,734           $18,485

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                               WELLS FARGO
               WELLS FARGO      ADVANTAGE
                ADVANTAGE       DOW JONES
                DOW JONES     TARGET 2010 -                                        Lehman Brothers
              TARGET 2010 -   Administrator   Dow Jones Target   Russell 3000(R)   U.S. Aggregate
                 Class A          Class          2010 Index           Index          Bond Index
 2/28/1997       $ 9,428          $10,000          $10,000           $10,000           $10,000
 3/31/1997       $ 9,239          $ 9,799          $ 9,761           $ 9,547           $ 9,889
 4/30/1997       $ 9,496          $10,072          $ 9,895           $10,018           $10,037
 5/31/1997       $ 9,839          $10,436          $10,387           $10,702           $10,132
 6/30/1997       $10,104          $10,717          $10,697           $11,147           $10,252
 7/31/1997       $10,521          $11,159          $11,037           $12,021           $10,529
 8/31/1997       $10,214          $10,834          $10,793           $11,533           $10,439
 9/30/1997       $10,542          $11,181          $11,200           $12,187           $10,593
10/31/1997       $10,391          $11,022          $10,929           $11,778           $10,747
11/30/1997       $10,550          $11,189          $10,927           $12,229           $10,796
12/31/1997       $10,692          $11,341          $11,018           $12,474           $10,905
 1/31/1998       $10,803          $11,458          $11,050           $12,538           $11,045
 2/28/1998       $11,168          $11,845          $11,529           $13,435           $11,037
 3/31/1998       $11,453          $12,147          $11,777           $14,101           $11,074
 4/30/1998       $11,538          $12,238          $11,853           $14,240           $11,132
 5/31/1998       $11,461          $12,156          $11,637           $13,888           $11,238
 6/30/1998       $11,661          $12,368          $11,683           $14,358           $11,333
 7/31/1998       $11,609          $12,313          $11,521           $14,097           $11,357
 8/31/1998       $10,870          $11,529          $10,536           $11,938           $11,542
 9/30/1998       $11,244          $11,926          $11,027           $12,752           $11,812
10/31/1998       $11,703          $12,413          $11,584           $13,720           $11,750
11/30/1998       $12,006          $12,734          $12,009           $14,559           $11,817
12/31/1998       $12,368          $13,118          $12,379           $15,485           $11,852
 1/31/1999       $12,553          $13,314          $12,499           $16,011           $11,937
 2/28/1999       $12,275          $13,020          $12,079           $15,444           $11,728
 3/31/1999       $12,517          $13,276          $12,368           $16,010           $11,793
 4/30/1999       $12,768          $13,543          $12,914           $16,733           $11,831
 5/31/1999       $12,563          $13,325          $12,745           $16,415           $11,727
 6/30/1999       $12,842          $13,621          $13,091           $17,244           $11,690
 7/31/1999       $12,701          $13,472          $13,028           $16,722           $11,640
 8/31/1999       $12,655          $13,422          $12,978           $16,531           $11,634
 9/30/1999       $12,610          $13,375          $12,970           $16,109           $11,769
10/31/1999       $12,921          $13,705          $13,264           $17,119           $11,813
11/30/1999       $13,128          $13,904          $13,568           $17,598           $11,812
12/31/1999       $13,494          $14,287          $14,171           $18,721           $11,755
 1/31/2000       $13,135          $13,910          $13,805           $17,987           $11,716
 2/29/2000       $13,196          $13,974          $14,168           $18,154           $11,858
 3/31/2000       $13,735          $14,550          $14,592           $19,576           $12,014
 4/30/2000       $13,508          $14,323          $14,073           $18,886           $11,980
 5/31/2000       $13,395          $14,203          $13,896           $18,356           $11,974
 6/30/2000       $13,671          $14,494          $14,297           $18,899           $12,223
 7/31/2000       $13,577          $14,396          $14,166           $18,565           $12,334
 8/31/2000       $13,930          $14,778          $14,626           $19,942           $12,513
 9/30/2000       $13,709          $14,521          $14,395           $19,039           $12,592
10/31/2000       $13,699          $14,510          $14,171           $18,768           $12,675
11/30/2000       $13,375          $14,170          $13,777           $17,038           $12,882
12/31/2000       $13,546          $14,347          $14,177           $17,325           $13,121
 1/31/2001       $13,798          $14,624          $14,552           $17,917           $13,336
 2/28/2001       $13,382          $14,186          $14,071           $16,280           $13,452
 3/31/2001       $13,099          $13,886          $13,535           $15,219           $13,520
 4/30/2001       $13,485          $14,291          $14,053           $16,439           $13,463
 5/31/2001       $13,496          $14,315          $14,156           $16,572           $13,545
 6/30/2001       $13,373          $14,185          $14,078           $16,266           $13,596
 7/31/2001       $13,395          $14,208          $14,025           $15,998           $13,900
 8/31/2001       $13,151          $13,951          $13,909           $15,053           $14,059
 9/30/2001       $12,771          $13,560          $13,282           $13,725           $14,223
10/31/2001       $13,016          $13,818          $13,616           $14,045           $14,520
11/30/2001       $13,340          $14,159          $13,986           $15,126           $14,320
12/31/2001       $13,405          $14,239          $14,045           $15,340           $14,229
 1/31/2002       $13,270          $14,096          $13,927           $15,147           $14,344
 2/28/2002       $13,190          $14,024          $13,911           $14,838           $14,483
 3/31/2002       $13,446          $14,291          $14,172           $15,488           $14,243
 4/30/2002       $13,150          $13,991          $14,208           $14,676           $14,519
 5/31/2002       $13,127          $13,967          $14,258           $14,505           $14,642
 6/30/2002       $12,662          $13,475          $13,984           $13,461           $14,769
 7/31/2002       $12,228          $13,017          $13,491           $12,391           $14,947
 8/31/2002       $12,308          $13,101          $13,623           $12,450           $15,199
 9/30/2002       $11,571          $12,323          $13,147           $11,142           $15,445
10/31/2002       $12,100          $12,894          $13,440           $12,029           $15,375
11/30/2002       $12,467          $13,282          $13,837           $12,757           $15,371
12/31/2002       $12,168          $12,960          $13,789           $12,035           $15,689
 1/31/2003       $11,982          $12,776          $13,696           $11,741           $15,702
 2/28/2003       $11,889          $12,678          $13,688           $11,548           $15,919
 3/31/2003       $11,914          $12,700          $13,707           $11,669           $15,907
 4/30/2003       $12,426          $13,255          $14,279           $12,622           $16,038
 5/31/2003       $12,915          $13,785          $14,962           $13,384           $16,337
 6/30/2003       $13,008          $13,881          $15,069           $13,565           $16,305
 7/31/2003       $13,008          $13,881          $15,029           $13,876           $15,757
 8/31/2003       $13,161          $14,055          $15,313           $14,183           $15,861
 9/30/2003       $13,274          $14,173          $15,636           $14,029           $16,281
10/31/2003       $13,568          $14,496          $16,057           $14,878           $16,129
11/30/2003       $13,650          $14,583          $16,245           $15,083           $16,168
12/31/2003       $14,061          $15,032          $16,762           $15,773           $16,332
 1/31/2004       $14,214          $15,207          $17,018           $16,102           $16,464
 2/29/2004       $14,379          $15,382          $17,217           $16,319           $16,642
 3/31/2004       $14,347          $15,347          $17,348           $16,125           $16,767
 4/30/2004       $14,040          $15,021          $16,794           $15,792           $16,330
 5/31/2004       $14,087          $15,084          $16,849           $16,021           $16,265
 6/30/2004       $14,240          $15,245          $17,078           $16,339           $16,357
 7/31/2004       $14,003          $15,006          $16,855           $15,722           $16,519
 8/31/2004       $14,145          $15,144          $17,087           $15,786           $16,834
 9/30/2004       $14,258          $15,275          $17,353           $16,029           $16,880
10/31/2004       $14,448          $15,478          $17,661           $16,292           $17,021
11/30/2004       $14,709          $15,756          $18,141           $17,050           $16,886
12/31/2004       $14,992          $16,069          $18,542           $17,657           $17,041
 1/31/2005       $14,778          $15,853          $18,379           $17,187           $17,148
 2/28/2005       $14,897          $15,967          $18,556           $17,565           $17,047
 3/31/2005       $14,710          $15,780          $18,306           $17,268           $16,959
 4/30/2005       $14,638          $15,716          $18,267           $16,893           $17,189
 5/31/2005       $14,890          $15,984          $18,510           $17,534           $17,375
 6/30/2005       $14,972          $16,072          $18,648           $17,656           $17,469
 7/31/2005       $15,152          $16,264          $18,845           $18,380           $17,310
 8/31/2005       $15,249          $16,379          $19,025           $18,206           $17,532
 9/30/2005       $15,275          $16,407          $19,029           $18,364           $17,352
10/31/2005       $15,069          $16,201          $18,749           $18,021           $17,214
11/30/2005       $15,335          $16,484          $18,991           $18,722           $17,291
12/31/2005       $15,432          $16,602          $19,214           $18,739           $17,455
 1/31/2006       $15,712          $16,887          $19,558           $19,364           $17,456
 2/28/2006       $15,700          $16,887          $19,573           $19,399           $17,514
 3/31/2006       $15,819          $17,013          $19,626           $19,735           $17,342
 4/30/2006       $15,953          $17,170          $19,807           $19,949           $17,311
 5/31/2006       $15,697          $16,896          $19,638           $19,310           $17,292
 6/30/2006       $15,709          $16,921          $19,632           $19,344           $17,329
 7/31/2006       $15,783          $17,000          $19,747           $19,326           $17,563
 8/31/2006       $15,992          $17,236          $20,028           $19,799           $17,832
 9/30/2006       $16,093          $17,344          $20,162           $20,242           $17,989
10/31/2006       $16,291          $17,556          $20,441           $20,971           $18,108
11/30/2006       $16,551          $17,848          $20,807           $21,427           $18,318
12/31/2006       $16,507          $17,802          $20,774           $21,684           $18,211
 1/31/2007       $16,534          $17,844          $20,820           $22,096           $18,204
 2/28/2007       $16,705          $18,027          $21,046           $21,734           $18,485

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS         PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

GROWTH OF $10,000 INVESTMENT 11 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                               WELLS FARGO
               WELLS FARGO      ADVANTAGE
                ADVANTAGE       DOW JONES
                DOW JONES     TARGET 2020 -                                        Lehman Brothers
              TARGET 2020 -   Administrator   Dow Jones Target   Russell 3000(R)   U.S. Aggregate
                 Class A          Class          2020 Index          Index           Bond Index
 2/28/1997       $ 9,426         $10,000          $10,000            $10,000           $10,000
 3/31/1997       $ 9,181         $ 9,740          $ 9,686            $ 9,547           $ 9,889
 4/30/1997       $ 9,509         $10,088          $ 9,851            $10,018           $10,037
 5/31/1997       $ 9,962         $10,569          $10,521            $10,702           $10,132
 6/30/1997       $10,300         $10,927          $10,936            $11,147           $10,252
 7/31/1997       $10,851         $11,512          $11,387            $12,021           $10,529
 8/31/1997       $10,418         $11,052          $11,030            $11,533           $10,439
 9/30/1997       $10,849         $11,509          $11,569            $12,187           $10,593
10/31/1997       $10,605         $11,250          $11,034            $11,778           $10,747
11/30/1997       $10,849         $11,509          $11,037            $12,229           $10,796
12/31/1997       $11,018         $11,689          $11,146            $12,474           $10,905
 1/31/1998       $11,146         $11,824          $11,139            $12,538           $11,045
 2/28/1998       $11,686         $12,397          $11,837            $13,435           $11,037
 3/31/1998       $12,100         $12,837          $12,212            $14,101           $11,074
 4/30/1998       $12,204         $12,947          $12,273            $14,240           $11,132
 5/31/1998       $12,060         $12,794          $11,903            $13,888           $11,238
 6/30/1998       $12,353         $13,105          $11,944            $14,358           $11,333
 7/31/1998       $12,248         $12,994          $11,691            $14,097           $11,357
 8/31/1998       $11,045         $11,717          $10,166            $11,938           $11,542
 9/30/1998       $11,512         $12,212          $10,693            $12,752           $11,812
10/31/1998       $12,180         $12,922          $11,446            $13,720           $11,750
11/30/1998       $12,656         $13,426          $12,027            $14,559           $11,817
12/31/1998       $13,179         $13,981          $12,507            $15,485           $11,852
 1/31/1999       $13,460         $14,279          $12,666            $16,011           $11,937
 2/28/1999       $13,091         $13,888          $12,175            $15,444           $11,728
 3/31/1999       $13,436         $14,254          $12,570            $16,010           $11,793
 4/30/1999       $13,824         $14,665          $13,363            $16,733           $11,831
 5/31/1999       $13,542         $14,366          $13,178            $16,415           $11,727
 6/30/1999       $14,000         $14,852          $13,750            $17,244           $11,690
 7/31/1999       $13,778         $14,617          $13,622            $16,722           $11,640
 8/31/1999       $13,708         $14,542          $13,543            $16,531           $11,634
 9/30/1999       $13,557         $14,382          $13,450            $16,109           $11,769
10/31/1999       $14,081         $14,938          $13,883            $17,119           $11,813
11/30/1999       $14,383         $15,258          $14,372            $17,598           $11,812
12/31/1999       $14,987         $15,909          $15,330            $18,721           $11,755
 1/31/2000       $14,439         $15,332          $14,819            $17,987           $11,716
 2/29/2000       $14,458         $15,352          $15,362            $18,154           $11,858
 3/31/2000       $15,301         $16,247          $15,917            $19,576           $12,014
 4/30/2000       $14,918         $15,844          $15,174            $18,886           $11,980
 5/31/2000       $14,653         $15,575          $14,873            $18,356           $11,974
 6/30/2000       $15,070         $16,011          $15,353            $18,899           $12,223
 7/31/2000       $14,873         $15,814          $15,136            $18,565           $12,334
 8/31/2000       $15,455         $16,437          $15,825            $19,942           $12,513
 9/30/2000       $14,986         $15,935          $15,416            $19,039           $12,592
10/31/2000       $14,897         $15,842          $15,060            $18,768           $12,675
11/30/2000       $14,205         $15,113          $14,301            $17,038           $12,882
12/31/2000       $14,382         $15,299          $14,762            $17,325           $13,121
 1/31/2001       $14,717         $15,663          $15,262            $17,917           $13,336
 2/28/2001       $13,911         $14,803          $14,453            $16,280           $13,452
 3/31/2001       $13,362         $14,225          $13,661            $15,219           $13,520
 4/30/2001       $14,034         $14,944          $14,480            $16,439           $13,463
 5/31/2001       $14,024         $14,933          $14,611            $16,572           $13,545
 6/30/2001       $13,785         $14,682          $14,495            $16,266           $13,596
 7/31/2001       $13,711         $14,615          $14,238            $15,998           $13,900
 8/31/2001       $13,258         $14,126          $13,907            $15,053           $14,059
 9/30/2001       $12,529         $13,366          $12,821            $13,725           $14,223
10/31/2001       $12,794         $13,646          $13,215            $14,045           $14,520
11/30/2001       $13,355         $14,249          $13,878            $15,126           $14,320
12/31/2001       $13,446         $14,335          $14,075            $15,340           $14,229
 1/31/2002       $13,243         $14,120          $13,891            $15,147           $14,344
 2/28/2002       $13,136         $14,019          $13,805            $14,838           $14,483
 3/31/2002       $13,478         $14,390          $14,290            $15,488           $14,243
 4/30/2002       $13,060         $13,949          $14,171            $14,676           $14,519
 5/31/2002       $13,007         $13,892          $14,129            $14,505           $14,642
 6/30/2002       $12,381         $13,230          $13,551            $13,461           $14,769
 7/31/2002       $11,779         $12,582          $12,742            $12,391           $14,947
 8/31/2002       $11,833         $12,650          $12,814            $12,450           $15,199
 9/30/2002       $10,921         $11,674          $12,018            $11,142           $15,445
10/31/2002       $11,526         $12,325          $12,464            $12,029           $15,375
11/30/2002       $11,990         $12,828          $13,019            $12,757           $15,371
12/31/2002       $11,558         $12,362          $12,738            $12,035           $15,689
 1/31/2003       $11,352         $12,156          $12,564            $11,741           $15,702
 2/28/2003       $11,212         $12,007          $12,457            $11,548           $15,919
 3/31/2003       $11,231         $12,024          $12,479            $11,669           $15,907
 4/30/2003       $11,849         $12,691          $13,223            $12,622           $16,038
 5/31/2003       $12,392         $13,267          $14,020            $13,384           $16,337
 6/30/2003       $12,503         $13,394          $14,221            $13,565           $16,305
 7/31/2003       $12,525         $13,429          $14,400            $13,876           $15,757
 8/31/2003       $12,721         $13,637          $14,789            $14,183           $15,861
 9/30/2003       $12,803         $13,733          $14,994            $14,029           $16,281
10/31/2003       $13,196         $14,162          $15,672            $14,878           $16,129
11/30/2003       $13,316         $14,289          $15,896            $15,083           $16,168
12/31/2003       $13,831         $14,836          $16,518            $15,773           $16,332
 1/31/2004       $14,006         $15,034          $16,847            $16,102           $16,464
 2/29/2004       $14,192         $15,244          $17,084            $16,319           $16,642
 3/31/2004       $14,114         $15,160          $17,196            $16,125           $16,767
 4/30/2004       $13,806         $14,834          $16,632            $15,792           $16,330
 5/31/2004       $13,883         $14,915          $16,726            $16,021           $16,265
 6/30/2004       $14,078         $15,133          $17,042            $16,339           $16,357
 7/31/2004       $13,737         $14,770          $16,639            $15,722           $16,519
 8/31/2004       $13,836         $14,876          $16,806            $15,786           $16,834
 9/30/2004       $13,968         $15,028          $17,164            $16,029           $16,880
10/31/2004       $14,188         $15,262          $17,501            $16,292           $17,021
11/30/2004       $14,595         $15,707          $18,216            $17,050           $16,886
12/31/2004       $14,968         $16,114          $18,745            $17,657           $17,041
 1/31/2005       $14,691         $15,831          $18,462            $17,187           $17,148
 2/28/2005       $14,891         $16,032          $18,808            $17,565           $17,047
 3/31/2005       $14,676         $15,814          $18,484            $17,268           $16,959
 4/30/2005       $14,509         $15,636          $18,235            $16,893           $17,189
 5/31/2005       $14,820         $15,968          $18,638            $17,534           $17,375
 6/30/2005       $14,907         $16,072          $18,861            $17,656           $17,469
 7/31/2005       $15,208         $16,405          $19,348            $18,380           $17,310
 8/31/2005       $15,275         $16,476          $19,460            $18,206           $17,532
 9/30/2005       $15,378         $16,586          $19,693            $18,364           $17,352
10/31/2005       $15,143         $16,347          $19,273            $18,021           $17,214
11/30/2005       $15,501         $16,730          $19,771            $18,722           $17,291
12/31/2005       $15,616         $16,867          $20,086            $18,739           $17,455
 1/31/2006       $16,010         $17,287          $20,753            $19,364           $17,456
 2/28/2006       $15,998         $17,287          $20,739            $19,399           $17,514
 3/31/2006       $16,193         $17,496          $20,932            $19,735           $17,342
 4/30/2006       $16,396         $17,712          $21,218            $19,949           $17,311
 5/31/2006       $16,036         $17,339          $20,764            $19,310           $17,292
 6/30/2006       $16,051         $17,356          $20,744            $19,344           $17,329
 7/31/2006       $16,062         $17,380          $20,801            $19,326           $17,563
 8/31/2006       $16,357         $17,695          $21,186            $19,799           $17,832
 9/30/2006       $16,491         $17,852          $21,376            $20,242           $17,989
10/31/2006       $16,866         $18,254          $21,900            $20,971           $18,108
11/30/2006       $17,231         $18,669          $22,447            $21,427           $18,318
12/31/2006       $17,283         $18,712          $22,541            $21,684           $18,211
 1/31/2007       $17,406         $18,857          $22,714            $22,096           $18,204
 2/28/2007       $17,517         $18,976          $22,866            $21,734           $18,485

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                               WELLS FARGO
               WELLS FARGO      ADVANTAGE
                ADVANTAGE       DOW JONES
                DOW JONES     TARGET 2030 -                                        Lehman Brothers
              TARGET 2030 -   Administrator   Dow Jones Target   Russell 3000(R)   U.S. Aggregate
                 Class A          Class          2030 Index          Index           Bond Index
 2/28/1997       $ 9,427         $10,000          $10,000            $10,000           $10,000
 3/31/1997       $ 9,145         $ 9,700          $ 9,654            $ 9,547           $ 9,889
 4/30/1997       $ 9,521         $10,100          $ 9,832            $10,018           $10,037
 5/31/1997       $10,042         $10,651          $10,581            $10,702           $10,132
 6/30/1997       $10,441         $11,075          $11,044            $11,147           $10,252
 7/31/1997       $11,094         $11,768          $11,547            $12,021           $10,529
 8/31/1997       $10,551         $11,192          $11,136            $11,533           $10,439
 9/30/1997       $11,074         $11,747          $11,737            $12,187           $10,593
10/31/1997       $10,764         $11,418          $11,074            $11,778           $10,747
11/30/1997       $11,061         $11,733          $11,079            $12,229           $10,796
12/31/1997       $11,264         $11,948          $11,197            $12,474           $10,905
 1/31/1998       $11,388         $12,079          $11,171            $12,538           $11,045
 2/28/1998       $12,068         $12,801          $11,977            $13,435           $11,037
 3/31/1998       $12,582         $13,346          $12,416            $14,101           $11,074
 4/30/1998       $12,699         $13,471          $12,469            $14,240           $11,132
 5/31/1998       $12,516         $13,276          $12,018            $13,888           $11,238
 6/30/1998       $12,879         $13,661          $12,056            $14,358           $11,333
 7/31/1998       $12,739         $13,513          $11,755            $14,097           $11,357
 8/31/1998       $11,173         $11,851          $ 9,945            $11,938           $11,542
 9/30/1998       $11,691         $12,401          $10,489            $12,752           $11,812
10/31/1998       $12,524         $13,285          $11,341            $13,720           $11,750
11/30/1998       $13,129         $13,927          $12,004            $14,559           $11,817
12/31/1998       $13,786         $14,624          $12,543            $15,485           $11,852
 1/31/1999       $14,129         $14,987          $12,724            $16,011           $11,937
 2/28/1999       $13,667         $14,497          $12,193            $15,444           $11,728
 3/31/1999       $14,086         $14,941          $12,648            $16,010           $11,793
 4/30/1999       $14,572         $15,457          $13,581            $16,733           $11,831
 5/31/1999       $14,229         $15,093          $13,386            $16,415           $11,727
 6/30/1999       $14,803         $15,702          $14,092            $17,244           $11,690
 7/31/1999       $14,499         $15,380          $13,924            $16,722           $11,640
 8/31/1999       $14,387         $15,261          $13,828            $16,531           $11,634
 9/30/1999       $14,171         $15,032          $13,681            $16,109           $11,769
10/31/1999       $14,837         $15,738          $14,199            $17,119           $11,813
11/30/1999       $15,238         $16,146          $14,802            $17,598           $11,812
12/31/1999       $16,056         $17,012          $15,984            $18,721           $11,755
 1/31/2000       $15,357         $16,276          $15,380            $17,987           $11,716
 2/29/2000       $15,393         $16,324          $16,039            $18,154           $11,858
 3/31/2000       $16,468         $17,455          $16,679            $19,576           $12,014
 4/30/2000       $15,977         $16,947          $15,788            $18,886           $11,980
 5/31/2000       $15,613         $16,564          $15,403            $18,356           $11,974
 6/30/2000       $16,143         $17,129          $15,934            $18,899           $12,223
 7/31/2000       $15,896         $16,869          $15,660            $18,565           $12,334
 8/31/2000       $16,645         $17,667          $16,499            $19,942           $12,513
 9/30/2000       $15,933         $16,917          $15,969            $19,039           $12,592
10/31/2000       $15,823         $16,802          $15,523            $18,768           $12,675
11/30/2000       $14,901         $15,831          $14,518            $17,038           $12,882
12/31/2000       $15,093         $16,035          $15,015            $17,325           $13,121
 1/31/2001       $15,485         $16,457          $15,596            $17,917           $13,336
 2/28/2001       $14,426         $15,331          $14,568            $16,280           $13,452
 3/31/2001       $13,696         $14,554          $13,611            $15,219           $13,520
 4/30/2001       $14,529         $15,451          $14,621            $16,439           $13,463
 5/31/2001       $14,500         $15,421          $14,769            $16,572           $13,545
 6/30/2001       $14,202         $15,099          $14,628            $16,266           $13,596
 7/31/2001       $14,068         $14,957          $14,232            $15,998           $13,900
 8/31/2001       $13,464         $14,320          $13,759            $15,053           $14,059
 9/30/2001       $12,462         $13,262          $12,385            $13,725           $14,223
10/31/2001       $12,750         $13,576          $12,812            $14,045           $14,520
11/30/2001       $13,442         $14,307          $13,652            $15,126           $14,320
12/31/2001       $13,558         $14,440          $13,938            $15,340           $14,229
 1/31/2002       $13,301         $14,169          $13,711            $15,147           $14,344
 2/28/2002       $13,173         $14,033          $13,580            $14,838           $14,483
 3/31/2002       $13,613         $14,497          $14,210            $15,488           $14,243
 4/30/2002       $13,089         $13,953          $13,983            $14,676           $14,519
 5/31/2002       $13,009         $13,869          $13,879            $14,505           $14,642
 6/30/2002       $12,280         $13,088          $13,102            $13,461           $14,769
 7/31/2002       $11,526         $12,300          $12,095            $12,391           $14,947
 8/31/2002       $11,605         $12,384          $12,129            $12,450           $15,199
 9/30/2002       $10,551         $11,259          $11,142            $11,142           $15,445
10/31/2002       $11,228         $11,986          $11,674            $12,029           $15,375
11/30/2002       $11,766         $12,566          $12,319            $12,757           $15,371
12/31/2002       $11,255         $12,030          $11,892            $12,035           $15,689
 1/31/2003       $11,047         $11,810          $11,671            $11,741           $15,702
 2/28/2003       $10,881         $11,634          $11,505            $11,548           $15,919
 3/31/2003       $10,907         $11,659          $11,527            $11,669           $15,907
 4/30/2003       $11,615         $12,409          $12,366            $12,622           $16,038
 5/31/2003       $12,229         $13,083          $13,225            $13,384           $16,337
 6/30/2003       $12,357         $13,217          $13,485            $13,565           $16,305
 7/31/2003       $12,347         $13,217          $13,809            $13,876           $15,757
 8/31/2003       $12,597         $13,483          $14,267            $14,183           $15,861
 9/30/2003       $12,697         $13,588          $14,387            $14,029           $16,281
10/31/2003       $13,158         $14,088          $15,237            $14,878           $16,129
11/30/2003       $13,315         $14,266          $15,485            $15,083           $16,168
12/31/2003       $13,899         $14,888          $16,177            $15,773           $16,332
 1/31/2004       $14,122         $15,135          $16,556            $16,102           $16,464
 2/29/2004       $14,333         $15,372          $16,820            $16,319           $16,642
 3/31/2004       $14,239         $15,273          $16,917            $16,125           $16,767
 4/30/2004       $13,900         $14,911          $16,351            $15,792           $16,330
 5/31/2004       $14,006         $15,024          $16,472            $16,021           $16,265
 6/30/2004       $14,237         $15,282          $16,849            $16,339           $16,357
 7/31/2004       $13,822         $14,839          $16,315            $15,722           $16,519
 8/31/2004       $13,896         $14,919          $16,432            $15,786           $16,834
 9/30/2004       $14,067         $15,100          $16,854            $16,029           $16,880
10/31/2004       $14,312         $15,384          $17,209            $16,292           $17,021
11/30/2004       $14,833         $15,939          $18,090            $17,050           $16,886
12/31/2004       $15,271         $16,416          $18,710            $17,657           $17,041
 1/31/2005       $14,939         $16,062          $18,338            $17,187           $17,148
 2/28/2005       $15,217         $16,359          $18,808            $17,565           $17,047
 3/31/2005       $14,984         $16,111          $18,431            $17,268           $16,959
 4/30/2005       $14,748         $15,859          $18,026            $16,893           $17,189
 5/31/2005       $15,092         $16,248          $18,544            $17,534           $17,375
 6/30/2005       $15,197         $16,361          $18,830            $17,656           $17,469
 7/31/2005       $15,606         $16,798          $19,533            $18,380           $17,310
 8/31/2005       $15,639         $16,844          $19,593            $18,206           $17,532
 9/30/2005       $15,793         $17,010          $19,993            $18,364           $17,352
10/31/2005       $15,523         $16,722          $19,494            $18,021           $17,214
11/30/2005       $15,933         $17,172          $20,198            $18,722           $17,291
12/31/2005       $16,069         $17,319          $20,568            $18,739           $17,455
 1/31/2006       $16,542         $17,836          $21,527            $19,364           $17,456
 2/28/2006       $16,531         $17,836          $21,493            $19,399           $17,514
 3/31/2006       $16,766         $18,089          $21,905            $19,735           $17,342
 4/30/2006       $16,998         $18,348          $22,287            $19,949           $17,311
 5/31/2006       $16,535         $17,853          $21,513            $19,310           $17,292
 6/30/2006       $16,524         $17,843          $21,500            $19,344           $17,329
 7/31/2006       $16,458         $17,784          $21,470            $19,326           $17,563
 8/31/2006       $16,812         $18,163          $21,924            $19,799           $17,832
 9/30/2006       $16,981         $18,345          $22,161            $20,242           $17,989
10/31/2006       $17,492         $18,905          $22,891            $20,971           $18,108
11/30/2006       $17,947         $19,404          $23,567            $21,427           $18,318
12/31/2006       $18,116         $19,588          $23,837            $21,684           $18,211
 1/31/2007       $18,359         $19,861          $24,164            $22,096           $18,204
 2/28/2007       $18,371         $19,887          $24,188            $21,734           $18,485

PERFORMANCE HIGHLIGHTS         WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS
--------------------------------------------------------------------------------

GROWTH OF $10,000 INVESTMENT 11 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                               WELLS FARGO
               WELLS FARGO      ADVANTAGE
                ADVANTAGE       DOW JONES
                DOW JONES     TARGET 2040 -                                        Lehman Brothers
              TARGET 2040 -   Administrator   Dow Jones Target   Russell 3000(R)   U.S. Aggregate
                 Class A          Class          2040 Index          Index           Bond Index
 2/28/1997       $ 9,428         $10,000          $10,000            $10,000           $10,000
 3/31/1997       $ 9,115         $ 9,668          $ 9,654            $ 9,547           $ 9,889
 4/30/1997       $ 9,539         $10,118          $ 9,832            $10,018           $10,037
 5/31/1997       $10,145         $10,761          $10,582            $10,702           $10,132
 6/30/1997       $10,589         $11,232          $11,046            $11,147           $10,252
 7/31/1997       $11,289         $11,974          $11,550            $12,021           $10,529
 8/31/1997       $10,674         $11,322          $11,137            $11,533           $10,439
 9/30/1997       $11,247         $11,930          $11,740            $12,187           $10,593
10/31/1997       $10,827         $11,485          $11,074            $11,778           $10,747
11/30/1997       $11,168         $11,846          $11,079            $12,229           $10,796
12/31/1997       $11,366         $12,056          $11,197            $12,474           $10,905
 1/31/1998       $11,510         $12,209          $11,171            $12,538           $11,045
 2/28/1998       $12,318         $13,066          $11,980            $13,435           $11,037
 3/31/1998       $12,939         $13,724          $12,422            $14,101           $11,074
 4/30/1998       $13,069         $13,862          $12,474            $14,240           $11,132
 5/31/1998       $12,809         $13,586          $12,020            $13,888           $11,238
 6/30/1998       $13,246         $14,050          $12,058            $14,358           $11,333
 7/31/1998       $13,101         $13,897          $11,755            $14,097           $11,357
 8/31/1998       $11,118         $11,793           $9,931            $11,938           $11,542
 9/30/1998       $11,706         $12,416          $10,475            $12,752           $11,812
10/31/1998       $12,691         $13,461          $11,333            $13,720           $11,750
11/30/1998       $13,415         $14,229          $12,001            $14,559           $11,817
12/31/1998       $14,227         $15,090          $12,543            $15,485           $11,852
 1/31/1999       $14,639         $15,528          $12,725            $16,011           $11,937
 2/28/1999       $14,164         $15,023          $12,192            $15,444           $11,728
 3/31/1999       $14,686         $15,577          $12,650            $16,010           $11,793
 4/30/1999       $15,257         $16,183          $13,593            $16,733           $11,831
 5/31/1999       $14,868         $15,771          $13,398            $16,415           $11,727
 6/30/1999       $15,606         $16,553          $14,114            $17,244           $11,690
 7/31/1999       $15,225         $16,149          $13,943            $16,722           $11,640
 8/31/1999       $15,098         $16,014          $13,845            $16,531           $11,634
 9/30/1999       $14,812         $15,711          $13,694            $16,109           $11,769
10/31/1999       $15,654         $16,604          $14,220            $17,119           $11,813
11/30/1999       $16,155         $17,125          $14,832            $17,598           $11,812
12/31/1999       $17,218         $18,256          $16,037            $18,721           $11,755
 1/31/2000       $16,355         $17,354          $15,423            $17,987           $11,716
 2/29/2000       $16,381         $17,382          $16,094            $18,154           $11,858
 3/31/2000       $17,649         $18,735          $16,742            $19,576           $12,014
 4/30/2000       $17,003         $18,063          $15,835            $18,886           $11,980
 5/31/2000       $16,515         $17,547          $15,442            $18,356           $11,974
 6/30/2000       $17,168         $18,254          $15,977            $18,899           $12,223
 7/31/2000       $16,810         $17,866          $15,696            $18,565           $12,334
 8/31/2000       $17,728         $18,853          $16,553            $19,942           $12,513
 9/30/2000       $16,784         $17,857          $16,009            $19,039           $12,592
10/31/2000       $16,592         $17,645          $15,552            $18,768           $12,675
11/30/2000       $15,334         $16,317          $14,515            $17,038           $12,882
12/31/2000       $15,494         $16,486          $15,016            $17,325           $13,121
 1/31/2001       $15,954         $16,982          $15,606            $17,917           $13,336
 2/28/2001       $14,563         $15,505          $14,549            $16,280           $13,452
 3/31/2001       $13,633         $14,523          $13,570            $15,219           $13,520
 4/30/2001       $14,657         $15,614          $14,606            $16,439           $13,463
 5/31/2001       $14,639         $15,594          $14,757            $16,572           $13,545
 6/30/2001       $14,263         $15,207          $14,612            $16,266           $13,596
 7/31/2001       $14,028         $14,959          $14,195            $15,998           $13,900
 8/31/2001       $13,276         $14,156          $13,699            $15,053           $14,059
 9/30/2001       $12,092         $12,897          $12,280            $13,725           $14,223
10/31/2001       $12,374         $13,205          $12,712            $14,045           $14,520
11/30/2001       $13,220         $14,107          $13,580            $15,126           $14,320
12/31/2001       $13,352         $14,257          $13,881            $15,340           $14,229
 1/31/2002       $13,067         $13,945          $13,646            $15,147           $14,344
 2/28/2002       $12,896         $13,765          $13,507            $14,838           $14,483
 3/31/2002       $13,410         $14,317          $14,164            $15,488           $14,243
 4/30/2002       $12,800         $13,684          $13,916            $14,676           $14,519
 5/31/2002       $12,705         $13,574          $13,800            $14,505           $14,642
 6/30/2002       $11,840         $12,655          $12,986            $13,461           $14,769
 7/31/2002       $11,000         $11,757          $11,941            $12,391           $14,947
 8/31/2002       $11,057         $11,828          $11,967            $12,450           $15,199
 9/30/2002        $9,923         $10,620          $10,944            $11,142           $15,445
10/31/2002       $10,659         $11,399          $11,492            $12,029           $15,375
11/30/2002       $11,243         $12,036          $12,154            $12,757           $15,371
12/31/2002       $10,681         $11,439          $11,697            $12,035           $15,689
 1/31/2003       $10,459         $11,204          $11,466            $11,741           $15,702
 2/28/2003       $10,285         $11,009          $11,287            $11,548           $15,919
 3/31/2003       $10,291         $11,023          $11,310            $11,669           $15,907
 4/30/2003       $11,056         $11,844          $12,169            $12,622           $16,038
 5/31/2003       $11,714         $12,551          $13,042            $13,384           $16,337
 6/30/2003       $11,850         $12,704          $13,316            $13,565           $16,305
 7/31/2003       $11,908         $12,766          $13,676            $13,876           $15,757
 8/31/2003       $12,171         $13,054          $14,151            $14,183           $15,861
 9/30/2003       $12,219         $13,106          $14,249            $14,029           $16,281
10/31/2003       $12,773         $13,713          $15,145            $14,878           $16,129
11/30/2003       $12,948         $13,899          $15,400            $15,083           $16,168
12/31/2003       $13,573         $14,583          $16,112            $15,773           $16,332
 1/31/2004       $13,827         $14,862          $16,506            $16,102           $16,464
 2/29/2004       $14,042         $15,090          $16,777            $16,319           $16,642
 3/31/2004       $13,905         $14,945          $16,870            $16,125           $16,767
 4/30/2004       $13,593         $14,614          $16,303            $15,792           $16,330
 5/31/2004       $13,720         $14,759          $16,432            $16,021           $16,265
 6/30/2004       $13,964         $15,028          $16,828            $16,339           $16,357
 7/31/2004       $13,476         $14,500          $16,253            $15,722           $16,519
 8/31/2004       $13,534         $14,562          $16,355            $15,786           $16,834
 9/30/2004       $13,730         $14,780          $16,798            $16,029           $16,880
10/31/2004       $13,993         $15,069          $17,159            $16,292           $17,021
11/30/2004       $14,597         $15,721          $18,096            $17,050           $16,886
12/31/2004       $15,091         $16,251          $18,747            $17,657           $17,041
 1/31/2005       $14,717         $15,853          $18,344            $17,187           $17,148
 2/28/2005       $15,022         $16,199          $18,857            $17,565           $17,047
 3/31/2005       $14,766         $15,916          $18,461            $17,268           $16,959
 4/30/2005       $14,481         $15,623          $18,000            $16,893           $17,189
 5/31/2005       $14,874         $16,042          $18,560            $17,534           $17,375
 6/30/2005       $14,978         $16,155          $18,869            $17,656           $17,469
 7/31/2005       $15,492         $16,713          $19,652            $18,380           $17,310
 8/31/2005       $15,492         $16,724          $19,693            $18,206           $17,532
 9/30/2005       $15,690         $16,935          $20,156            $18,364           $17,352
10/31/2005       $15,394         $16,629          $19,627            $18,021           $17,214
11/30/2005       $15,868         $17,145          $20,410            $18,722           $17,291
12/31/2005       $16,000         $17,293          $20,801            $18,739           $17,455
 1/31/2006       $16,556         $17,896          $21,874            $19,364           $17,456
 2/28/2006       $16,566         $17,907          $21,832            $19,399           $17,514
 3/31/2006       $16,855         $18,224          $22,330            $19,735           $17,342
 4/30/2006       $17,133         $18,532          $22,752            $19,949           $17,311
 5/31/2006       $16,596         $17,959          $21,846            $19,310           $17,292
 6/30/2006       $16,592         $17,952          $21,837            $19,344           $17,329
 7/31/2006       $16,502         $17,856          $21,770            $19,326           $17,563
 8/31/2006       $16,872         $18,261          $22,253            $19,799           $17,832
 9/30/2006       $17,046         $18,461          $22,511            $20,242           $17,989
10/31/2006       $17,617         $19,093          $23,332            $20,971           $18,108
11/30/2006       $18,107         $19,617          $24,066            $21,427           $18,318
12/31/2006       $18,327         $19,868          $24,415            $21,684           $18,211
 1/31/2007       $18,626         $20,199          $24,814            $22,096           $18,204
 2/28/2007       $18,605         $20,176          $24,777            $21,734           $18,485

--------------------------------------------------------------------------------

1 The Fund's adviser has committed through June 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

2 Prior to June 26, 2006, the WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND was named the Wells Fargo Advantage Outlook Today Fund, and prior to April 11, 2005, the WELLS FARGO ADVANTAGE OUTLOOK TODAY FUND was named the Wells Fargo Outlook Today Fund. Performance shown for Class A, Class B, and Class C shares of the Fund for periods prior to November 8, 1999, reflects the performance of the applicable share class of the Stagecoach LifePath Today Fund, its predecessor fund. Performance shown for Class B shares for periods prior to August 1, 1998, reflects the performance for the Class A shares of the Stagecoach LifePath Today Fund adjusted to reflect Class B share sales charges and expenses. Performance shown for Class C shares for periods prior to December 1, 1998, reflects the performance of Class B shares adjusted to reflect Class C sales charges and expenses. Prior to April 11, 2005, the WELLS FARGO ADVANTAGE OUTLOOK TODAY FUND - Administrator Class was named the Wells Fargo Outlook Today Fund - Institutional Class. Performance shown for Administrator Class shares of the Fund for periods prior to November 8, 1999, reflects the performance of the Class A shares of the Stagecoach LifePath Today Fund, its predecessor fund, adjusted to reflect Institutional Class expenses. Prior to April 11, 2005, the WELLS FARGO ADVANTAGE OUTLOOK TODAY FUND -Institutional Class was named the Wells Fargo Outlook Today Fund - Select Class. Performance shown for the Institutional Class shares for periods prior to June 30, 2004, reflects the performance of the Administrator Class shares of the Fund adjusted to reflect Institutional Class fees and expenses. Performance shown for the Investor Class shares reflects the performance of the Fund's Class A shares, and includes sales charges that are not applicable to, and expenses that are lower than, those of the Investor Class shares.

3 Prior to June 26, 2006, the WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND was named the WELLS FARGO ADVANTAGE OUTLOOK 2010 FUND, and prior to April 11, 2005, the WELLS FARGO ADVANTAGE OUTLOOK 2010 FUND was named the Wells Fargo Outlook 2010 Fund. Performance shown for Class A, Class B, and Class C shares of the Fund for periods prior to November 8, 1999, reflects the performance of the applicable share class of the Stagecoach LifePath 2010 Fund, its predecessor fund. Performance shown for Class B shares for periods prior to March 1, 1997, reflects the performance for the Class A shares of the Stagecoach LifePath 2010 Fund adjusted to reflect Class B share sales charges and expenses. Performance shown for Class C shares for periods prior to December 1, 1998, reflects the performance of Class B shares adjusted to reflect Class C sales charges and expenses. Prior to April 11, 2005, the WELLS FARGO ADVANTAGE OUTLOOK 2010 FUND - Administrator Class was named the Wells Fargo Outlook 2010 Fund - Institutional Class. Performance shown for Administrator Class shares of the Fund for periods prior to November 8, 1999, reflects the performance of the Class A shares of the Stagecoach LifePath 2010 Fund, its predecessor fund, adjusted to reflect Institutional Class expenses. Prior to April 11, 2005, the WELLS FARGO ADVANTAGE OUTLOOK 2010 FUND -Institutional Class was named the Wells Fargo Outlook 2010 Fund - Select Class. Performance shown for the Institutional Class shares for periods prior June 30, 2004, reflects the performance of the Administrator Class shares of the Fund adjusted to reflect Institutional Class fees and expenses. Performance shown for the Investor Class shares reflects the performance of the Fund's Class A shares, and includes sales charges that are not applicable to, and expenses that are lower than, those of the Investor Class shares.

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS         PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

4 Prior to June 26, 2006, the WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND was named the WELLS FARGO ADVANTAGE OUTLOOK 2020 FUND, and prior to April 11, 2005, the WELLS FARGO ADVANTAGE OUTLOOK 2020 FUND was named the Wells Fargo Outlook 2020 Fund. Performance shown for Class A, Class B, and Class C shares of the Fund for periods prior to November 8, 1999, reflects the performance of the applicable share class of the Stagecoach LifePath 2020 Fund, its predecessor fund. Performance shown for Class B shares for periods prior to March 1, 1997, reflects the performance for the Class A shares of the Stagecoach LifePath 2020 Fund adjusted to reflect Class B share sales charges and expenses. Performance shown for Class C shares for periods prior to December 1, 1998, reflects the performance of Class B shares adjusted to reflect Class C sales charges and expenses. Prior to April 11, 2005, the WELLS FARGO ADVANTAGE OUTLOOK 2020 FUND - Administrator Class was named the Wells Fargo Outlook 2020 Fund - Institutional Class. Performance shown for Administrator Class shares of the Fund for periods prior to November 8, 1999, reflects the performance of the Class A shares of the Stagecoach LifePath 2020 Fund, its predecessor fund, adjusted to reflect Institutional Class expenses. Prior to April 11, 2005, the WELLS FARGO ADVANTAGE OUTLOOK 2020 FUND -Institutional Class was named the Wells Fargo Outlook 2020 Fund - Select Class. Performance shown for the Institutional Class shares for periods prior June 30, 2004, reflects the performance of the Administrator Class shares of the Fund adjusted to reflect Institutional Class fees and expenses. Performance shown for the Investor Class shares reflects the performance of the Fund's Class A shares, and includes sales charges that are not applicable to, and expenses that are lower than, those of the Investor Class shares.

5 Prior to June 26, 2006, the WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND was named the WELLS FARGO ADVANTAGE OUTLOOK 2030 FUND, and prior to April 11, 2005, the WELLS FARGO ADVANTAGE OUTLOOK 2030 FUND was named the Wells Fargo Outlook 2030 Fund. Performance shown for Class A, Class B, and Class C shares of the Fund for periods prior to November 8, 1999, reflects the performance of the applicable share class of the Stagecoach LifePath 2030 Fund, its predecessor fund. Performance shown for Class B shares for periods prior to March 1, 1997, reflects the performance for the Class A shares of the Stagecoach LifePath 2030 Fund adjusted to reflect Class B share sales charges and expenses. Performance shown for Class C shares for periods prior to December 1, 1998, reflects the performance of Class B shares adjusted to reflect Class C sales charges and expenses. Prior to April 11, 2005, the WELLS FARGO ADVANTAGE OUTLOOK 2030 FUND - Administrator Class was named the Wells Fargo Outlook 2030 Fund - Institutional Class. Performance shown for Administrator Class shares of the Fund for periods prior to November 8, 1999, reflects the performance of the Class A shares of the Stagecoach LifePath 2030 Fund, its predecessor fund, adjusted to reflect Institutional Class expenses. Prior to April 11, 2005, the WELLS FARGO ADVANTAGE OUTLOOK 2030 FUND -Institutional Class was named the Wells Fargo Outlook 2030 Fund - Select Class. Performance shown for the Institutional Class shares for periods prior June 30, 2004, reflects the performance of the Administrator Class shares of the Fund adjusted to reflect Institutional Class fees and expenses. Performance shown for the Investor Class shares reflects the performance of the Fund's Class A shares, and includes sales charges that are not applicable to, and expenses that are lower than, those of the Investor Class shares.

6 Prior to June 26, 2006, the WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND was named the WELLS FARGO ADVANTAGE OUTLOOK 2040 FUND, and prior to April 11, 2005, the WELLS FARGO ADVANTAGE OUTLOOK 2040 FUND was named the Wells Fargo Outlook 2040 Fund. Performance shown for Class A, Class B, and Class C shares of the Fund for periods prior to November 8, 1999, reflects the performance of the applicable share class of the Stagecoach LifePath 2040 Fund, its predecessor fund. Performance shown for Class B shares for periods prior to March 1, 1997, reflects the performance for the Class A shares of the Stagecoach LifePath 2040 Fund adjusted to reflect Class B share sales charges and expenses. Performance shown for Class C shares for periods prior to December 1, 1998, reflects the performance of Class B shares adjusted to reflect Class C sales charges and expenses. Prior to April 11, 2005, the WELLS FARGO ADVANTAGE OUTLOOK 2040 FUND - Administrator Class was named the Wells Fargo Outlook 2040 Fund - Institutional Class. Performance shown for Administrator Class shares of the Fund for periods prior to November 8, 1999, reflects the performance of the Class A shares of the Stagecoach LifePath 2040 Fund, its predecessor fund, adjusted to reflect Institutional Class expenses. Prior to April 11, 2005, the WELLS FARGO ADVANTAGE OUTLOOK 2040 FUND -Institutional Class was named the Wells Fargo Outlook 2040 Fund - Select Class. Performance shown for the Institutional Class shares for periods prior June 30, 2004, reflects the performance of the Administrator Class shares of the Fund adjusted to reflect Institutional Class fees and expenses. Performance shown for the Investor Class shares reflects the performance of the Fund's Class A shares, and includes sales charges that are not applicable to, and expenses that are lower than, those of the Investor Class shares.

7 The Dow Jones Target Date Indexes (each an "Index" or collectively the "Indexes" ) are a series of Indexes designed as benchmarks for multi-asset class portfolios with risk profiles that became more conservative over time. The Index weightings among the major asset classes are adjusted monthly based on a published set of Index rules. The Indexes with longer time horizons have higher allocations to equity securities, while the Indexes with shorter time horizons replace some of their stock allocations with allocations to fixed income securities and money market instruments. The Index returns reflect hypothetical back-tested performance. You cannot invest directly in an Index.

8 The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an Index.

9 The Lehman Brothers U.S. Aggregate Bond Index is composed of the Lehman Brothers U.S. Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an Index.

10    Portfolio allocation by asset class are subject to change.

11 The charts compare the performance for each of the WELLS FARGO ADVANTAGE TARGET DATE FUNDS Class A and Administrator Class shares for the most recent ten years with their respective Dow Jones Target Date Index, the Russell 3000(R) Index and the Lehman Brothers U.S. Aggregate Bond Index. The charts assume a hypothetical $10,000 investment in Class A and Administrator Class shares and reflect all operating expenses and, for Class A shares, assume the maximum initial sales charge of 5.75%.

FUND EXPENSES (UNAUDITED)      WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder servicing fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2006 to February 28, 2007).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                           Beginning     Ending
                                                                            Account      Account      Expenses      Net Annual
                                                                             Value        Value      Paid During     Expense
                                                                          09/01/2006   02/28/2007   the Period(1)     Ratio
Wells Fargo Advantage Dow Jones Target Today Fund
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Dow Jones Target Today Fund - Class A
Actual                                                                    $ 1,000.00   $ 1,034.00       $5.80          1.15%
------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                  $ 1,000.00   $ 1,019.09       $5.76          1.15%
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Dow Jones Target Today Fund - Class B
Actual                                                                    $ 1,000.00   $ 1,030.00       $9.56          1.90%
------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                  $ 1,000.00   $ 1,015.37       $9.49          1.90%
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Dow Jones Target Today Fund - Class C
Actual                                                                    $ 1,000.00   $ 1,030.00       $9.56          1.90%
------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                  $ 1,000.00   $ 1,015.37       $9.49          1.90%
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Dow Jones Target Today Fund - Administrator Class
Actual                                                                    $ 1,000.00   $ 1,035.00       $4.29          0.85%
------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                  $ 1,000.00   $ 1,020.58       $4.26          0.85%
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Dow Jones Target Today Fund - Institutional Class
Actual                                                                    $ 1,000.00   $ 1,037.20       $3.13          0.62%
------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                  $ 1,000.00   $ 1,021.72       $3.11          0.62%
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Dow Jones Target Today Fund - Investor Class
Actual                                                                    $ 1,000.00   $ 1,034.80       $4.59          0.91%
------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                  $ 1,000.00   $ 1,020.28       $4.56          0.91%

Wells Fargo Advantage Dow Jones Target 2010 Fund
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Dow Jones Target 2010 Fund - Class A
Actual                                                                    $ 1,000.00   $ 1,044.60       $5.98          1.18%
------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                  $ 1,000.00   $ 1,018.94       $5.91          1.18%
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Dow Jones Target 2010 Fund - Class B
Actual                                                                    $ 1,000.00   $ 1,041.10       $9.77          1.93%
------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                  $ 1,000.00   $ 1,015.22       $9.64          1.93%

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS      FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

                                                                           Beginning    Ending
                                                                            Account     Account       Expenses      Net Annual
                                                                             Value       Value       Paid During      Expense
                                                                          09/01/2006   02/28/2007   the Period(1)      Ratio
Wells Fargo Advantage Dow Jones Target 2010 Fund (continued)
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Dow Jones Target 2010 Fund - Class C
Actual                                                                    $ 1,000.00   $ 1,040.70      $ 9.77          1.93%
------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                  $ 1,000.00   $ 1,015.22      $ 9.64          1.93%
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Dow Jones Target 2010 Fund - Administrator Class
Actual                                                                    $ 1,000.00   $ 1,045.90      $ 4.46          0.88%
------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                  $ 1,000.00   $ 1,020.43      $ 4.41          0.88%
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Dow Jones Target 2010 Fund - Institutional Class
Actual                                                                    $ 1,000.00   $ 1,047.10      $ 3.30          0.65%
------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                  $ 1,000.00   $ 1,021.57      $ 3.26          0.65%
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Dow Jones Target 2010 Fund - Investor Class
Actual                                                                    $ 1,000.00   $ 1,043.70      $ 4.76          0.94%
------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                  $ 1,000.00   $ 1,020.13      $ 4.71          0.94%

Wells Fargo Advantage Dow Jones Target 2020 Fund
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Dow Jones Target 2020 Fund - Class A
Actual                                                                    $ 1,000.00   $ 1,070.90      $ 6.16          1.20%
------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                  $ 1,000.00   $ 1,018.84      $ 6.01          1.20%
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Dow Jones Target 2020 Fund - Class B
Actual                                                                    $ 1,000.00   $ 1,066.50      $ 9.99          1.95%
------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                  $ 1,000.00   $ 1,015.12      $ 9.74          1.95%
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Dow Jones Target 2020 Fund - Class C
Actual                                                                    $ 1,000.00   $ 1,066.70      $ 9.99          1.95%
------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                  $ 1,000.00   $ 1,015.12      $ 9.74          1.95%
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Dow Jones Target 2020 Fund - Administrator Class
Actual                                                                    $ 1,000.00   $ 1,072.40      $ 4.62          0.90%
------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                  $ 1,000.00   $ 1,020.33      $ 4.51          0.90%
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Dow Jones Target 2020 Fund - Institutional Class
Actual                                                                    $ 1,000.00   $ 1,073.50      $ 3.44          0.67%
------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                  $ 1,000.00   $ 1,021.47      $ 3.36          0.67%
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Dow Jones Target 2020 Fund - Investor Class
Actual                                                                    $ 1,000.00   $ 1,071.60      $ 4.93          0.96%
------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                  $ 1,000.00   $ 1,020.03      $ 4.81          0.96%

Wells Fargo Advantage Dow Jones Target 2030 Fund
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Dow Jones Target 2030 Fund - Class A
Actual                                                                    $ 1,000.00   $ 1,092.70       $6.28          1.21%
------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                  $ 1,000.00   $ 1,018.79       $6.06          1.21%
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Dow Jones Target 2030 Fund - Class B
Actual                                                                    $ 1,000.00   $ 1,089.40      $10.15          1.96%
------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                  $ 1,000.00   $ 1,015.08      $ 9.79          1.96%
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Dow Jones Target 2030 Fund - Class C
Actual                                                                    $ 1,000.00   $ 1,089.40      $10.15          1.96%
------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                  $ 1,000.00   $ 1,015.08      $ 9.79          1.96%
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Dow Jones Target 2030 Fund - Administrator Class
Actual                                                                    $ 1,000.00   $ 1,094.90      $ 4.73          0.91%
------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                  $ 1,000.00   $ 1,020.28      $ 4.56          0.91%

FUND EXPENSES (UNAUDITED)      WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS
--------------------------------------------------------------------------------

                                                                           Beginning     Ending
                                                                            Account      Account      Expenses      Net Annual
                                                                             Value        Value     Paid During       Expense
                                                                          09/01/2006   02/28/2007   the Period(1)      Ratio
Wells Fargo Advantage Dow Jones Target 2030 Fund (continued)
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Dow Jones Target 2030 Fund - Institutional Class
Actual                                                                    $ 1,000.00   $ 1,096.10      $ 3.53          0.68%
-------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                  $ 1,000.00   $ 1,021.42      $ 3.41          0.68%
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Dow Jones Target 2030 Fund - Investor Class
Actual                                                                    $ 1,000.00   $ 1,093.40      $ 5.03          0.97%
-------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                  $ 1,000.00   $ 1,019.98      $ 4.86          0.97%

Wells Fargo Advantage Dow Jones Target 2040 Fund
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Dow Jones Target 2040 Fund - Class A
Actual                                                                    $ 1,000.00   $ 1,102.70      $ 6.36          1.22%
-------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                  $ 1,000.00   $ 1,018.74      $ 6.11          1.22%
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Dow Jones Target 2040 Fund - Class B
Actual                                                                    $ 1,000.00   $ 1,098.60      $10.25          1.97%
-------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                  $ 1,000.00   $ 1,015.03      $ 9.84          1.97%
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Dow Jones Target 2040 Fund - Class C
Actual                                                                    $ 1,000.00   $ 1,099.00      $10.25          1.97%
-------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                  $ 1,000.00   $ 1,015.03      $ 9.84          1.97%
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Dow Jones Target 2040 Fund - Administrator Class
Actual                                                                    $ 1,000.00   $ 1,104.90      $ 4.80          0.92%
-------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                  $ 1,000.00   $ 1,020.23      $ 4.61          0.92%
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Dow Jones Target 2040 Fund - Institutional Class
Actual                                                                    $ 1,000.00   $ 1,105.40      $ 3.60          0.69%
-------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                  $ 1,000.00   $ 1,021.37      $ 3.46          0.69%
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Dow Jones Target 2040 Fund - Investor Class
Actual                                                                    $ 1,000.00   $ 1,102.70      $ 5.11          0.98%
-------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                  $ 1,000.00   $ 1,019.93      $ 4.91          0.98%

(1) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period divided by 365 (to reflect the six month period).

WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT          SECURITY NAME                                                                                              VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.25%
          N/A   WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO                                               $ 31,185,321
          N/A   WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                                                        10,531,030
          N/A   WELLS FARGO ADVANTAGE MONEY MARKET PORTFOLIO                                                             50,574,744

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $88,691,120)                                                     92,291,095
                                                                                                                       ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $88,691,120)                                100.25%                                                              $ 92,291,095

OTHER ASSETS AND LIABILITIES, NET                  (0.25)                                                                  (234,305)
                                                  ------                                                               ------------

TOTAL NET ASSETS                                  100.00%                                                              $ 92,056,790
                                                  ======                                                               ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT          SECURITY NAME                                                                                             VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.58%
          N/A   WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO                                               $159,981,464
          N/A   WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                                                        56,328,114
          N/A   WELLS FARGO ADVANTAGE MONEY MARKET PORTFOLIO                                                             54,351,449

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $256,695,638)                                                   270,661,027
                                                                                                                       ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $256,695,638)                               100.58%                                                              $270,661,027

OTHER ASSETS AND LIABILITIES, NET                  (0.58)                                                                (1,566,609)
                                                  ------                                                               ------------

TOTAL NET ASSETS                                  100.00%                                                              $269,094,418
                                                  ======                                                               ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT          SECURITY NAME                                                                                             VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.76%
          N/A   WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO                                               $234,655,356
          N/A   WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                                                       262,279,694
          N/A   WELLS FARGO ADVANTAGE MONEY MARKET PORTFOLIO                                                             20,642,683

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $477,665,961)                                                   517,577,733
                                                                                                                       ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $477,665,961)                               100.76%                                                              $517,577,733

OTHER ASSETS AND LIABILITIES, NET                  (0.76)                                                                (3,915,738)
                                                  ------                                                               ------------

TOTAL NET ASSETS                                  100.00%                                                              $513,661,995
                                                  ======                                                               ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT          SECURITY NAME                                                                                             VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 101.37%
          N/A   WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO                                               $ 62,439,516
          N/A   WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                                                       259,173,777
          N/A   WELLS FARGO ADVANTAGE MONEY MARKET PORTFOLIO                                                             13,434,326

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $303,715,301)                                                   335,047,619
                                                                                                                       ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $303,715,301)                               101.37%                                                              $335,047,619

OTHER ASSETS AND LIABILITIES, NET                  (1.37)                                                                (4,519,090)
                                                  ------                                                               ------------

TOTAL NET ASSETS                                  100.00%                                                              $330,528,529
                                                  ======                                                               ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT          SECURITY NAME                                                                                             VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.58%
          N/A   WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO                                               $ 22,800,033
          N/A   WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                                                       288,583,693
          N/A   WELLS FARGO ADVANTAGE MONEY MARKET PORTFOLIO                                                             13,038,302

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $285,409,531)                                                   324,422,028
                                                                                                                       ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $285,409,531)                               100.58%                                                              $324,422,028

OTHER ASSETS AND LIABILITIES, NET                  (0.58)                                                                (1,877,032)
                                                  ------                                                               ------------

TOTAL NET ASSETS                                  100.00%                                                              $322,544,996
                                                  ======                                                               ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES--FEBRUARY 28, 2007

                               WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS
--------------------------------------------------------------------------------

                                                                 TARGET         TARGET         TARGET         TARGET         TARGET
                                                                  TODAY           2010           2020           2030           2040
                                                                   FUND           FUND           FUND           FUND           FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE .......................   $92,291,095   $270,661,027   $517,577,733   $335,047,619   $324,422,028
                                                            -----------------------------------------------------------------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ......    92,291,095    270,661,027    517,577,733    335,047,619    324,422,028
   CASH .................................................        50,048         50,363         50,303         50,000         50,303
   RECEIVABLE FOR FUND SHARES ISSUED ....................       493,677        513,332        211,657        397,905        387,586
   PREPAID EXPENSES AND OTHER ASSETS ....................         6,750              0         21,865          9,296              0
                                                            -----------------------------------------------------------------------
TOTAL ASSETS ............................................    92,841,570    271,224,722    517,861,558    335,504,820    324,859,917
                                                            -----------------------------------------------------------------------

LIABILITIES
   PAYABLE FOR FUND SHARES REDEEMED .....................       732,733      2,008,573      3,994,454      4,843,430      2,082,820
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES
      (NOTE 3) ..........................................        39,440         79,313        138,058         88,242        108,841
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING
     AGENT ..............................................        12,607         35,811         67,051         44,619         52,436
   ACCRUED EXPENSES AND OTHER LIABILITIES ...............             0          6,607              0              0         70,824
                                                            -----------------------------------------------------------------------
TOTAL LIABILITIES .......................................       784,780      2,130,304      4,199,563      4,976,291      2,314,921
                                                            -----------------------------------------------------------------------
TOTAL NET ASSETS ........................................   $92,056,790   $269,094,418   $513,661,995   $330,528,529   $322,544,996
                                                            =======================================================================

NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL ......................................   $88,049,396   $253,606,364   $469,584,115   $294,450,309   $277,456,453
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...........       546,901      1,493,596      1,750,125        548,978        256,773
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON
      INVESTMENTS .......................................      (139,482)        29,069      2,415,983      4,196,924      5,819,273
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF
      INVESTMENTS, FOREIGN CURRENCIES AND TRANSLATION OF
      ASSETS AND LIABILITIES DENOMINATED IN FOREIGN
      CURRENCIES ........................................     3,599,975     13,965,389     39,911,772     31,332,318     39,012,497
                                                            -----------------------------------------------------------------------
TOTAL NET ASSETS ........................................   $92,056,790   $269,094,418   $513,661,995   $330,528,529   $322,544,996
                                                            -----------------------------------------------------------------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
-----------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A .................................   $35,374,553   $ 69,835,319   $152,049,337   $110,904,019   $166,671,154
   SHARES OUTSTANDING - CLASS A .........................     3,511,363      5,507,636     10,694,642      7,317,915      9,568,076
   NET ASSET VALUE PER SHARE - CLASS A ..................   $     10.07   $      12.68   $      14.22   $      15.16   $      17.42
   MAXIMUM OFFERING PRICE PER SHARE - CLASS A(2) ........   $     10.68   $      13.45   $      15.09   $      16.08   $      18.48
   NET ASSETS - CLASS B .................................   $11,330,378   $ 15,210,697   $ 16,840,533   $ 10,954,572   $ 16,692,299
   SHARES OUTSTANDING - CLASS B .........................     1,101,153      1,197,697      1,195,125        736,404        996,324
   NET ASSET VALUE AND OFFERING PRICE PER SHARE -
      CLASS B ...........................................   $     10.29   $      12.70   $      14.09   $      14.88   $      16.75
   NET ASSETS - CLASS C .................................   $ 8,269,232   $  4,193,699   $  4,083,357   $  2,591,728   $  3,437,241
   SHARES OUTSTANDING - CLASS C .........................       806,012        327,133        287,344        173,868        205,485
   NET ASSET VALUE AND OFFERING PRICE PER SHARE -
      CLASS C ...........................................   $     10.26   $      12.82   $      14.21   $      14.91   $      16.73
   NET ASSETS - ADMINISTRATOR CLASS .....................   $16,727,582   $ 99,261,441   $176,132,966   $110,742,177   $ 90,980,503
   SHARES OUTSTANDING - ADMINISTRATOR CLASS .............     1,631,269      7,762,099     12,239,124      7,235,515      5,149,499
   NET ASSET VALUE AND OFFERING PRICE PER SHARE -
      ADMINISTRATOR CLASS ...............................   $     10.25   $      12.79   $      14.39   $      15.31   $      17.67
   NET ASSETS - INSTITUTIONAL CLASS .....................   $20,338,412   $ 80,427,057   $164,259,946   $ 94,881,332   $ 44,458,666
   SHARES OUTSTANDING - INSTITUTIONAL CLASS .............     1,982,995      6,290,766     11,396,294      6,197,270      2,515,668
   NET ASSET VALUE AND OFFERING PRICE PER SHARE -
      INSTITUTIONAL CLASS ...............................   $     10.26   $      12.78   $      14.41   $      15.31   $      17.67
   NET ASSETS - INVESTOR CLASS ..........................   $    16,633   $    166,205   $    295,856   $    454,701   $    305,133
   SHARES OUTSTANDING - INVESTOR CLASS ..................         1,622         13,003         20,549         29,704         17,264
   NET ASSET VALUE AND OFFERING PRICE PER SHARE -
      INVESTOR CLASS ....................................   $     10.26   $      12.78   $      14.40   $      15.31   $      17.67
                                                            -----------------------------------------------------------------------
INVESTMENTS AT COST .....................................   $88,691,120   $256,695,638   $477,665,961   $303,715,301   $285,409,531
                                                            =======================================================================

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

(2) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.25 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

                  STATEMENTS OF OPERATIONS--FOR THE YEAR ENDED FEBRUARY 28, 2007
--------------------------------------------------------------------------------

                                                                 TARGET         TARGET         TARGET         TARGET         TARGET
                                                                  TODAY           2010           2020           2030           2040
                                                                   FUND           FUND           FUND           FUND           FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) .........................................   $   253,197   $    738,740   $  1,946,288   $  1,443,799   $  1,765,159
   DIVIDENDS ALLOCATED FROM AFFILIATED MASTER
      PORTFOLIOS ........................................       240,797        946,886      2,964,900      2,469,752      2,911,204
   INTEREST .............................................       731,356      1,476,966      1,781,674        696,196        368,670
   INTEREST INCOME ALLOCATED FROM AFFILIATED MASTER
      PORTFOLIOS ........................................     2,543,183      5,631,462      6,257,425      1,820,126        979,587
   SECURITIES LENDING INCOME, NET .......................        18,615         50,308         73,118         42,187         40,117
   EXPENSES ALLOCATED FROM AFFILIATED MASTER
      PORTFOLIOS ........................................      (155,366)      (524,870)    (1,120,835)      (739,502)      (797,365)
   WAIVERS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ..         3,067          9,715         19,937         12,446         13,502
                                                            ------------------------------------------------------------------------
TOTAL INVESTMENT INCOME .................................     3,634,849      8,329,207     11,922,507      5,745,004      5,280,874
                                                            ------------------------------------------------------------------------

EXPENSES
   ADVISORY FEES ........................................       327,783        820,866      1,508,308        949,341      1,026,510
   ADMINISTRATION FEES
      FUND LEVEL ........................................        43,213        110,534        203,961        128,406        137,535
      CLASS A ...........................................       103,351        201,784        423,277        307,051        451,634
      CLASS B ...........................................        36,697         50,169         51,532         33,540         51,940
      CLASS C ...........................................        26,120         12,649         10,986          8,095          9,273
      ADMINISTRATOR CLASS ...............................        15,869         90,068        159,349         91,441         69,368
      INSTITUTIONAL CLASS ...............................         8,969         29,193         60,050         32,662         18,027
      INVESTOR CLASS ....................................             4             29             50             64             44
   CUSTODY FEES .........................................         5,586         13,410         24,425         15,365         16,942
   SHAREHOLDER SERVICING FEES ...........................       188,037        461,438        832,147        539,962        631,343
   ACCOUNTING FEES ......................................        30,061         36,389         45,171         38,069         38,927
   DISTRIBUTION FEES (NOTE 3)
      CLASS B ...........................................        98,294        134,382        138,034         89,839        139,125
      CLASS C ...........................................        69,965         33,880         29,427         21,683         24,839
   PROFESSIONAL FEES ....................................        12,382         15,563         16,368         13,420         12,215
   REGISTRATION FEES ....................................        44,430         51,595         46,647         48,625         34,851
   SHAREHOLDER REPORTS ..................................        18,630         44,388         79,023         55,373         48,045
   TRUSTEES' FEES .......................................         8,599          8,599          8,599          8,599          8,599
   OTHER FEES AND EXPENSES ..............................         6,563          8,209         12,662          9,811          4,514
                                                            ------------------------------------------------------------------------
TOTAL EXPENSES ..........................................     1,044,553      2,123,145      3,650,016      2,391,346      2,723,731
                                                            ------------------------------------------------------------------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .........      (112,492)      (275,483)      (498,620)      (356,520)      (288,608)
   NET EXPENSES .........................................       932,061      1,847,662      3,151,396      2,034,826      2,435,123
                                                            ------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS) ............................     2,702,788      6,481,545      8,771,111      3,710,178      2,845,751
                                                            ------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
      TRANSLATION .......................................      (227,648)       380,824        878,160        (11,355)       457,858
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER
      PORTFOLIOS ........................................     3,367,588     12,247,778     31,867,608     23,548,377     35,594,971
   FUTURES TRANSACTIONS ALLOCATED FROM MASTER
      PORTFOLIOS ........................................        97,068        334,458        968,785        774,804      1,035,923
                                                            ------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ...............     3,237,008     12,963,060     33,714,553     24,311,826     37,088,752
                                                            ------------------------------------------------------------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
      TRANSLATION .......................................    (1,376,708)    (4,685,438)    (9,063,521)    (6,558,893)    (7,483,282)
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER
      PORTFOLIOS ........................................      (480,470)      (463,089)     4,596,355      5,972,306       (404,346)
   FORWARDS, FUTURES, OPTIONS, SWAPS AND SHORT SALES
      ALLOCATED FROM MASTER PORTFOLIOS ..................       (42,359)       (78,705)        78,087        212,538         46,762
                                                            ------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
   OF INVESTMENTS .......................................    (1,899,537)    (5,227,232)    (4,389,079)      (374,049)    (7,840,866)
                                                            ------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ..     1,337,471      7,735,828     29,325,474     23,937,777     29,247,886
                                                            ------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ...........................................   $ 4,040,259   $ 14,217,373   $ 38,096,585   $ 27,647,955   $ 32,093,637
                                                            ========================================================================
(1) NET OF FOREIGN WITHHOLDING TAXES OF .................   $    18,443   $     76,144   $    174,018   $    126,036   $    160,449

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     TARGET TODAY                          TARGET 2010
                                                         ------------------------------------  -------------------------------------
                                                                   FOR THE            FOR THE            FOR THE            FOR THE
                                                                YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                         FEBRUARY 28, 2007  FEBRUARY 28, 2006  FEBRUARY 28, 2007  FEBRUARY 28, 2006
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...............................  $      87,862,024  $      92,417,389  $     211,373,246  $     208,067,912
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .......................          2,702,788          1,598,385          6,481,545          3,668,609
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ............          3,237,008          1,115,544         12,963,060          2,275,785
   NET CHANGE IN UNREALIZED APPRECIATION
      (DEPRECIATION) OF INVESTMENTS ...................         (1,899,537)           785,320         (5,227,232)         5,132,497
                                                         ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS .........................................          4,040,259          3,499,249         14,217,373         11,076,891
                                                         ---------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A .........................................         (1,102,067)          (768,309)        (1,831,180)        (1,277,384)
      CLASS B .........................................           (276,056)          (195,741)          (313,293)          (194,648)
      CLASS C .........................................           (195,546)          (141,268)           (78,553)           (44,103)
      ADMINISTRATOR CLASS .............................           (521,255)          (293,372)        (2,501,315)        (1,493,067)
      INSTITUTIONAL CLASS .............................           (346,708)          (180,591)          (944,739)          (508,755)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A .........................................         (1,370,922)          (550,406)        (3,821,435)          (154,206)
      CLASS B .........................................           (442,622)          (217,774)          (904,702)           (41,380)
      CLASS C .........................................           (320,046)          (158,743)          (230,583)            (9,768)
      ADMINISTRATOR CLASS .............................           (630,780)          (191,711)        (5,159,828)          (177,157)
      INSTITUTIONAL CLASS .............................           (353,782)          (111,341)        (1,903,702)           (44,300)
                                                         ---------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...................         (5,559,784)        (2,809,256)       (17,689,330)        (3,944,768)
                                                         ---------------------------------------------------------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ................          9,242,019         17,633,706         26,071,902         22,161,217
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ............          2,390,702          1,283,377          5,557,065          1,401,728
   COST OF SHARES REDEEMED - CLASS A ..................        (14,089,721)       (20,072,711)       (35,050,032)       (34,000,297)
                                                         ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS A ...............         (2,457,000)        (1,155,628)        (3,421,065)       (10,437,352)
                                                         ---------------------------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS B ................            292,339            684,346            586,696            972,242
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ............            679,792            390,403          1,163,975            221,676
   COST OF SHARES REDEEMED - CLASS B ..................         (4,208,448)        (6,125,572)        (5,986,799)        (8,672,352)
                                                         ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS B ...............         (3,236,317)        (5,050,823)        (4,236,128)        (7,478,434)
                                                         ---------------------------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS C ................            315,812            600,687            360,343            273,457
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ............            478,911            282,871            295,181             50,405
   COST OF SHARES REDEEMED - CLASS C ..................         (3,141,963)        (3,877,947)        (1,123,723)        (1,487,122)
                                                         ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS C ...............         (2,347,240)        (2,994,389)          (468,199)        (1,163,260)
                                                         ---------------------------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ....         28,175,694         15,846,014        107,297,592         81,838,748
   REINVESTMENT OF DISTRIBUTIONS -
      ADMINISTRATOR CLASS .............................          1,151,974            485,083          7,653,259          1,668,225
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ......        (26,288,733)       (15,377,469)      (101,335,959)       (66,865,715)
                                                         ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - ADMINISTRATOR CLASS ...          3,038,935            953,628         13,614,892         16,641,258
                                                         ---------------------------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ....         31,924,835         17,882,969        106,892,453         45,112,985
   REINVESTMENT OF DISTRIBUTIONS -
      INSTITUTIONAL CLASS .............................            700,489            291,933          2,848,440            553,055
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ......        (21,925,961)       (15,173,048)       (54,202,534)       (47,055,041)
                                                         ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS ...         10,699,363          3,001,854         55,538,359         (1,389,001)
                                                         ---------------------------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS .........             16,550                N/A            165,270                N/A
   COST OF SHARES REDEEMED - INVESTOR CLASS ...........                  0                N/A                  0                N/A
                                                         ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS ........             16,550                N/A            165,270                N/A
                                                         ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS .........................          5,714,291         (5,245,358)        61,193,129         (3,826,789)
                                                         ===========================================================================
NET INCREASE (DECREASE) IN NET ASSETS .................          4,194,766         (4,555,365)        57,721,172          3,305,334
                                                         ===========================================================================
ENDING NET ASSETS .....................................  $      92,056,790  $      87,862,024  $     269,094,418  $     211,373,246
                                                         ===========================================================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                               WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS
--------------------------------------------------------------------------------

                                                                     TARGET 2020                           TARGET 2030
                                                         ------------------------------------  -------------------------------------
                                                                   FOR THE            FOR THE            FOR THE            FOR THE
                                                                YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                         FEBRUARY 28, 2007  FEBRUARY 28, 2006  FEBRUARY 28, 2007  FEBRUARY 28, 2006
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...............................  $     378,037,368  $     363,585,388  $     235,177,460  $     223,402,823
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .......................          8,771,111          5,552,670          3,710,178          2,677,388
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ............         33,714,553          6,311,306         24,311,826          5,166,143
   NET CHANGE IN UNREALIZED APPRECIATION
      (DEPRECIATION) OF INVESTMENTS ...................         (4,389,079)        15,019,211           (374,049)        11,635,491
                                                         ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS .........................................         38,096,585         26,883,187         27,647,955         19,479,022
                                                         ---------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A .........................................         (2,835,914)        (2,077,930)        (1,469,092)        (1,157,224)
      CLASS B .........................................           (207,355)          (125,062)           (73,615)           (41,834)
      CLASS C .........................................            (43,599)           (24,814)           (18,160)           (10,048)
      ADMINISTRATOR CLASS .............................         (3,357,267)        (2,231,096)        (1,440,248)          (995,560)
      INSTITUTIONAL CLASS .............................         (1,483,471)          (921,789)          (597,775)          (405,276)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A .........................................        (10,979,936)           (31,262)        (9,092,236)        (1,679,181)
      CLASS B .........................................         (1,301,901)            (3,883)          (977,626)          (194,053)
      CLASS C .........................................           (287,839)              (784)          (249,936)           (47,956)
      ADMINISTRATOR CLASS .............................        (11,608,640)           (29,268)        (7,620,945)        (1,240,871)
      INSTITUTIONAL CLASS .............................         (5,169,452)            (9,526)        (3,124,171)          (350,261)
                                                         ---------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...................        (37,275,374)        (5,455,414)       (24,663,804)        (6,122,264)
                                                         ---------------------------------------------------------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ................         61,174,997         58,451,710         39,203,437         29,801,790
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ............         13,585,637          2,077,292         10,428,173          2,791,170
   COST OF SHARES REDEEMED - CLASS A ..................        (78,376,452)       (64,764,289)       (50,672,244)       (37,898,402)
                                                         ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS A ...............         (3,615,818)        (4,235,287)        (1,040,634)        (5,305,442)
                                                         ---------------------------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS B ................          1,583,678          1,274,807            849,262            875,887
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ............          1,402,388            121,140          1,025,817            229,825
   COST OF SHARES REDEEMED - CLASS B ..................         (4,992,486)        (9,055,377)        (3,557,249)        (5,690,772)
                                                         ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS B ...............         (2,006,420)        (7,659,430)        (1,682,170)        (4,585,060)
                                                         ---------------------------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS C ................            534,308            601,931            232,355            538,000
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ............            312,337             24,381            262,722             56,680
   COST OF SHARES REDEEMED - CLASS C ..................           (643,793)        (1,114,174)        (1,081,898)          (598,261)
                                                         ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS C ...............            202,852           (487,862)          (586,821)            (3,581)
                                                         ---------------------------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ....        160,701,390         98,197,224        125,143,622         68,112,814
   REINVESTMENT OF DISTRIBUTIONS -
      ADMINISTRATOR CLASS .............................         14,965,907          2,260,357          9,061,193          2,236,430
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ......       (147,950,245)       (91,237,259)      (106,116,586)       (58,887,223)
                                                         ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - ADMINISTRATOR CLASS ...         27,717,052          9,220,322         28,088,229         11,462,021
                                                         ---------------------------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ....        215,985,321         50,883,670        119,866,523         46,035,305
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL
      CLASS ...........................................          6,652,923            931,315          3,721,946            755,537
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ......       (110,429,158)       (55,628,521)       (56,462,445)       (49,940,901)
                                                         ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS ...        112,209,086         (3,813,536)        67,126,024         (3,150,059)
                                                         ---------------------------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS .........            296,664                N/A            476,566                N/A
   COST OF SHARES REDEEMED - INVESTOR CLASS ...........                  0                N/A            (14,276)               N/A
                                                         ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS ........            296,664                N/A            462,290                N/A
                                                         ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS .........................        134,803,416         (6,975,793)        92,366,918         (1,582,121)
                                                         ===========================================================================
NET INCREASE (DECREASE) IN NET ASSETS .................        135,624,627         14,451,980         95,351,069         11,774,637
                                                         ===========================================================================
ENDING NET ASSETS .....................................  $     513,661,995  $     378,037,368  $     330,528,529  $     235,177,460
                                                         ===========================================================================

                                                                                                           TARGET 2040
                                                                                               -------------------------------------
                                                                                                         FOR THE            FOR THE
                                                                                                      YEAR ENDED         YEAR ENDED
                                                                                               FEBRUARY 28, 2007  FEBRUARY 28, 2006
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .....................................................................  $     253,715,567  $     253,466,399
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .............................................................          2,845,751          2,290,795
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..................................................         37,088,752          4,737,620
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ......................         (7,840,866)        17,213,897
                                                                                               -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............................         32,093,637         24,242,312
                                                                                               -------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ...............................................................................         (1,686,850)        (1,429,158)
      CLASS B ...............................................................................            (63,052)           (19,184)
      CLASS C ...............................................................................            (11,663)            (5,486)
      ADMINISTRATOR CLASS ...................................................................           (888,471)          (545,145)
      INSTITUTIONAL CLASS ...................................................................           (303,793)          (196,673)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ...............................................................................        (10,113,014)                 0
      CLASS B ...............................................................................         (1,153,458)                 0
      CLASS C ...............................................................................           (215,810)                 0
      ADMINISTRATOR CLASS ...................................................................         (4,384,410)                 0
      INSTITUTIONAL CLASS ...................................................................         (1,492,670)                 0
                                                                                               -------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .........................................................        (20,313,191)        (2,195,646)
                                                                                               -------------------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ......................................................         32,264,080         25,523,233
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ..................................................         11,560,153          1,401,541
   COST OF SHARES REDEEMED - CLASS A ........................................................        (47,294,420)       (43,214,320)
                                                                                               -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A ...         (3,470,187)       (16,289,546)
                                                                                               -------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS B ......................................................            953,414          1,157,289
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ..................................................          1,172,184             18,535
   COST OF SHARES REDEEMED - CLASS B ........................................................         (5,771,588)       (10,612,706)
                                                                                               -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B ...         (3,645,990)        (9,436,882)
                                                                                               -------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS C ......................................................            247,685            389,685
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ..................................................            217,323              5,194
   COST OF SHARES REDEEMED - CLASS C ........................................................           (534,203)        (1,002,273)
                                                                                               -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C ...            (69,195)          (607,394)
                                                                                               -------------------------------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ..........................................        138,979,044         50,666,034
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ......................................          5,265,469            544,030
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ............................................       (108,358,903)       (45,962,204)
                                                                                               -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS ......................................................................         35,885,610          5,247,860
                                                                                               -------------------------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ..........................................         63,023,670         23,032,980
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ......................................          1,796,462            196,673
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ............................................        (36,780,321)       (23,941,189)
                                                                                               -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ......................................................................         28,039,811           (711,536)
                                                                                               -------------------------------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS ...............................................            313,068                N/A
   COST OF SHARES REDEEMED - INVESTOR CLASS .................................................             (4,134)               N/A
                                                                                               -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INVESTOR CLASS ...........................................................................            308,934                N/A
                                                                                               -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS .............         57,048,983        (21,797,498)
                                                                                               =====================================
NET INCREASE (DECREASE) IN NET ASSETS .......................................................         68,829,429            249,168
                                                                                               =====================================
ENDING NET ASSETS ...........................................................................  $     322,544,996  $     253,715,567
                                                                                               =====================================

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  TARGET TODAY                             TARGET 2010
                                                      -------------------------------------   --------------------------------------
                                                                FOR THE             FOR THE             FOR THE             FOR THE
                                                             YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                      FEBRUARY 28, 2007   FEBRUARY 28, 2006   FEBRUARY 28, 2007   FEBRUARY 28, 2006
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ..........................             903,017           1,718,860           2,026,507           1,762,721
   SHARES ISSUED IN REINVESTMENT OF
     DISTRIBUTIONS - CLASS A ......................             236,440             126,023             437,335             111,896
   SHARES REDEEMED - CLASS A ......................          (1,378,744)         (1,957,969)         (2,723,317)         (2,704,208)
                                                          --------------------------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS A ..........................            (239,287)           (113,086)           (259,475)           (829,591)
                                                          --------------------------------------------------------------------------
   SHARES SOLD - CLASS B ..........................              28,110              65,912              45,362              77,021
   SHARES ISSUED IN REINVESTMENT OF
     DISTRIBUTIONS - CLASS B ......................              65,864              37,600              91,478              17,643
   SHARES REDEEMED - CLASS B ......................            (403,178)           (588,447)           (464,514)           (690,272)
                                                          --------------------------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS B ..........................            (309,204)           (484,935)           (327,674)           (595,608)
                                                          --------------------------------------------------------------------------
   SHARES SOLD - CLASS C ..........................              30,255              57,878              27,544              21,691
   SHARES ISSUED IN REINVESTMENT OF
     DISTRIBUTIONS - CLASS C ......................              46,532              27,318              22,983               3,975
   SHARES REDEEMED - CLASS C ......................            (301,889)           (373,958)            (86,174)           (117,450)
                                                          --------------------------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS C ..........................            (225,102)           (288,762)            (35,647)            (91,784)
                                                          --------------------------------------------------------------------------
   SHARES SOLD - ADMINISTRATOR CLASS ..............           2,712,676           1,526,847           8,236,524           6,425,595
   SHARES ISSUED IN REINVESTMENT OF
     DISTRIBUTIONS - ADMINISTRATOR CLASS ..........             112,024              46,885             597,394             132,012
   SHARES REDEEMED - ADMINISTRATOR CLASS ..........          (2,537,319)         (1,482,989)         (7,796,096)         (5,245,838)
                                                          --------------------------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - ADMINISTRATOR CLASS ..............             287,381              90,743           1,037,822           1,311,769
                                                          --------------------------------------------------------------------------
   SHARES SOLD - INSTITUTIONAL CLASS ..............           3,110,416           1,722,516           8,358,726           3,555,226
   SHARES ISSUED IN REINVESTMENT OF
     DISTRIBUTIONS - INSTITUTIONAL CLASS ..........              68,107              28,220             222,356              43,910
   SHARES REDEEMED - INSTITUTIONAL CLASS ..........          (2,125,842)         (1,460,841)         (4,214,322)         (3,704,314)
                                                          --------------------------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - INSTITUTIONAL CLASS ..............           1,052,681             289,895           4,366,760            (105,178)
                                                          --------------------------------------------------------------------------
   SHARES SOLD - INVESTOR CLASS ...................               1,622                 N/A              13,003                 N/A
   SHARES REDEEMED - INVESTOR CLASS ...............                   0                 N/A                   0                 N/A
                                                          --------------------------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - INVESTOR CLASS ...................               1,622                 N/A              13,003                 N/A
                                                          --------------------------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS .............................             568,091            (506,145)          4,794,789            (310,392)
                                                          ==========================================================================
ENDING BALANCE OF UNDISTRIBUTED NET
   INVESTMENT INCOME (LOSS) .......................       $     546,901     $       265,111      $    1,493,596    $        644,483
                                                          ==========================================================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                               WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS
--------------------------------------------------------------------------------

                                                                  TARGET 2020                              TARGET 2030
                                                      -------------------------------------   --------------------------------------
                                                                FOR THE             FOR THE             FOR THE             FOR THE
                                                             YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                      FEBRUARY 28, 2007   FEBRUARY 28, 2006   FEBRUARY 28, 2007   FEBRUARY 28, 2006
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ..........................           4,246,169           4,307,850           2,582,221           2,066,761
   SHARES ISSUED IN REINVESTMENT OF
     DISTRIBUTIONS - CLASS A ......................             961,433             153,447             698,014             191,901
   SHARES REDEEMED - CLASS A ......................          (5,461,070)         (4,769,016)         (3,334,599)         (2,622,838)
                                                          --------------------------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS A ..........................            (253,468)           (307,719)            (54,364)           (364,176)
                                                          --------------------------------------------------------------------------
   SHARES SOLD - CLASS B ..........................             111,149              95,129              56,788              62,106
   SHARES ISSUED IN REINVESTMENT OF
     DISTRIBUTIONS - CLASS B ......................             100,170               9,019              69,980              15,966
   SHARES REDEEMED - CLASS B ......................            (349,756)           (675,040)           (236,703)           (403,467)
                                                          --------------------------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS B ..........................            (138,437)           (570,892)           (109,935)           (325,395)
                                                          --------------------------------------------------------------------------
   SHARES SOLD - CLASS C ..........................              36,949              44,591              15,703              37,810
   SHARES ISSUED IN REINVESTMENT OF
     DISTRIBUTIONS - CLASS C ......................              22,124               1,801              17,886               3,928
   SHARES REDEEMED - CLASS C ......................             (44,830)            (82,648)            (72,889)            (42,165)
                                                          --------------------------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS C ..........................              14,243             (36,256)            (39,300)               (427)
                                                          --------------------------------------------------------------------------
   SHARES SOLD - ADMINISTRATOR CLASS ..............          11,118,252           7,126,366           8,170,600           4,688,296
   SHARES ISSUED IN REINVESTMENT OF
     DISTRIBUTIONS - ADMINISTRATOR CLASS ..........           1,046,122             165,063             600,593             152,512
   SHARES REDEEMED - ADMINISTRATOR CLASS ..........         (10,239,363)         (6,630,275)         (6,929,669)         (4,049,418)
                                                          --------------------------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - ADMINISTRATOR CLASS ..............           1,925,011             661,154           1,841,524             791,390
                                                          --------------------------------------------------------------------------
   SHARES SOLD - INSTITUTIONAL CLASS ..............          15,088,170           3,696,751           7,894,120           3,168,712
   SHARES ISSUED IN REINVESTMENT OF
     DISTRIBUTIONS - INSTITUTIONAL CLASS ..........             464,384              68,123             246,515              51,762
   SHARES REDEEMED - INSTITUTIONAL CLASS ..........          (7,689,566)         (4,030,537)         (3,704,017)         (3,423,647)
                                                          --------------------------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - INSTITUTIONAL CLASS ..............           7,862,988            (265,663)          4,436,618            (203,173)
                                                          --------------------------------------------------------------------------
   SHARES SOLD - INVESTOR CLASS ...................              20,549                 N/A              30,631                 N/A
   SHARES REDEEMED - INVESTOR CLASS ...............                   0                 N/A                (927)                N/A
                                                          --------------------------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - INVESTOR CLASS ...................              20,549                 N/A              29,704                 N/A
                                                          --------------------------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS .............................           9,430,886            (519,376)          6,104,247            (101,781)
                                                          ==========================================================================
ENDING BALANCE OF UNDISTRIBUTED NET
   INVESTMENT INCOME (LOSS) .......................       $   1,750,125     $       855,804      $      548,978    $        411,060
                                                          ==========================================================================

                                                                   TARGET 2040
                                                      -------------------------------------
                                                                FOR THE            FOR THE
                                                             YEAR ENDED         YEAR ENDED
                                                      FEBRUARY 28, 2007   FEBRUARY 28,2006
-------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ..........................           1,876,836          1,638,228
   SHARES ISSUED IN REINVESTMENT OF
     DISTRIBUTIONS - CLASS A ......................             677,828             89,883
   SHARES REDEEMED - CLASS A ......................          (2,766,467)        (2,760,359)
                                                        -----------------------------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS A ..........................            (211,803)        (1,032,248)
                                                        -----------------------------------
   SHARES SOLD - CLASS B ..........................              57,837             77,020
   SHARES ISSUED IN REINVESTMENT OF
     DISTRIBUTIONS - CLASS B ......................              71,340              1,266
   SHARES REDEEMED - CLASS B ......................            (347,255)          (713,373)
                                                        -----------------------------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS B ..........................            (218,078)          (635,087)
                                                        -----------------------------------
   SHARES SOLD - CLASS C ..........................              15,145             26,226
   SHARES ISSUED IN REINVESTMENT OF
     DISTRIBUTIONS - CLASS C ......................              13,248                355
   SHARES REDEEMED - CLASS C ......................             (32,910)           (66,731)
                                                        -----------------------------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS C ..........................              (4,517)           (40,150)
                                                        -----------------------------------
   SHARES SOLD - ADMINISTRATOR CLASS ..............           7,999,288          3,195,085
   SHARES ISSUED IN REINVESTMENT OF
     DISTRIBUTIONS - ADMINISTRATOR CLASS ..........             304,660             34,307
   SHARES REDEEMED - ADMINISTRATOR CLASS ..........          (6,243,156)        (2,899,767)
                                                        -----------------------------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - ADMINISTRATOR CLASS ..............           2,060,792            329,625
                                                        -----------------------------------
   SHARES SOLD - INSTITUTIONAL CLASS ..............           3,610,629          1,450,573
   SHARES ISSUED IN REINVESTMENT OF
     DISTRIBUTIONS - INSTITUTIONAL CLASS ..........             103,828             12,487
   SHARES REDEEMED - INSTITUTIONAL CLASS ..........          (2,104,736)        (1,507,882)
                                                        -----------------------------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - INSTITUTIONAL CLASS ..............           1,609,721            (44,822)
                                                        -----------------------------------
   SHARES SOLD - INVESTOR CLASS ...................              17,491                N/A
   SHARES REDEEMED - INVESTOR CLASS ...............                (227)               N/A
                                                        -----------------------------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - INVESTOR CLASS ...................              17,264                N/A
                                                        -----------------------------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS .............................           3,253,379         (1,422,682)
                                                        ===================================
ENDING BALANCE OF UNDISTRIBUTED NET
   INVESTMENT INCOME (LOSS) .......................     $       256,773       $    351,415
                                                        ===================================

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS           FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                           BEGINNING          NET      NET REALIZED   DISTRIBUTIONS   DISTRIBUTIONS
                                           NET ASSET   INVESTMENT    AND UNREALIZED        FROM NET        FROM NET    RETURN
                                           VALUE PER       INCOME    GAIN (LOSS) ON      INVESTMENT        REALIZED        OF
                                               SHARE       (LOSS)       INVESTMENTS          INCOME           GAINS   CAPITAL
-----------------------------------------------------------------------------------------------------------------------------
TARGET TODAY
-----------------------------------------------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2006 TO FEBRUARY 28, 2007 .....   $   10.28         0.33(5)           0.15           (0.30)          (0.39)     0.00
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....   $   10.20         0.20              0.23           (0.20)          (0.15)     0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....   $   10.17         0.17              0.05           (0.16)          (0.03)     0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....   $    8.96         0.15              1.22           (0.16)           0.00      0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....   $    9.79         0.21             (0.66)          (0.22)          (0.16)     0.00

CLASS B
MARCH 1, 2006 TO FEBRUARY 28, 2007 .....   $   10.48         0.25(5)           0.17           (0.22)          (0.39)     0.00
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....   $   10.39         0.13              0.23           (0.12)          (0.15)     0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....   $   10.35         0.10              0.05           (0.08)          (0.03)     0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....   $    9.12         0.09              1.24           (0.10)           0.00      0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....   $    9.96         0.15             (0.66)          (0.17)          (0.16)     0.00

CLASS C
MARCH 1, 2006 TO FEBRUARY 28, 2007 .....   $   10.45         0.25(5)           0.17           (0.22)          (0.39)     0.00
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....   $   10.36         0.13              0.23           (0.12)          (0.15)     0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....   $   10.33         0.10              0.05           (0.09)          (0.03)     0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....   $    9.11         0.08              1.24           (0.10)           0.00      0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....   $    9.94         0.16             (0.66)          (0.17)          (0.16)     0.00

ADMINISTRATOR CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 .....   $   10.45         0.37(5)           0.16           (0.34)          (0.39)     0.00
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....   $   10.37         0.23              0.23           (0.23)          (0.15)     0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....   $   10.33         0.21              0.06           (0.20)          (0.03)     0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....   $    9.10         0.19              1.23           (0.19)           0.00      0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....   $    9.94         0.23             (0.66)          (0.25)          (0.16)     0.00

INSTITUTIONAL CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 .....   $   10.45         0.39(5)           0.17           (0.36)          (0.39)     0.00
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....   $   10.37         0.26              0.22           (0.25)          (0.15)     0.00
JUNE 30, 2004(4) TO FEBRUARY 28, 2005 ..   $   10.09         0.14              0.29           (0.12)          (0.03)     0.00

INVESTOR CLASS
JANUARY 31, 2007(4) TO FEBRUARY 28,
   2007 ................................   $   10.18         0.04(5)           0.04            0.00            0.00      0.00

TARGET 2010
-----------------------------------------------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2006 TO FEBRUARY 28, 2007 .....   $   12.91         0.36(5)           0.45           (0.33)          (0.71)     0.00
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....   $   12.48         0.23              0.44           (0.21)          (0.03)     0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....   $   12.22         0.18              0.25           (0.17)           0.00      0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....   $   10.25         0.15              1.98           (0.16)           0.00      0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....   $   11.65         0.19             (1.33)          (0.20)          (0.06)     0.00

CLASS B
MARCH 1, 2006 TO FEBRUARY 28, 2007 .....   $   12.92         0.26(5)           0.46           (0.23)          (0.71)     0.00
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....   $   12.48         0.14              0.44           (0.11)          (0.03)     0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....   $   12.23         0.11              0.22           (0.08)           0.00      0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....   $   10.26         0.08              1.98           (0.09)           0.00      0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....   $   11.66         0.13             (1.33)          (0.14)          (0.06)     0.00

CLASS C
MARCH 1, 2006 TO FEBRUARY 28, 2007 .....   $   13.04         0.26(5)           0.45           (0.22)          (0.71)     0.00
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....   $   12.59         0.14              0.45           (0.11)          (0.03)     0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....   $   12.33         0.11              0.22           (0.07)           0.00      0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....   $   10.35         0.07              2.00           (0.09)           0.00      0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....   $   11.75         0.13             (1.33)          (0.14)          (0.06)     0.00

ADMINISTRATOR CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 .....   $   13.01         0.40(5)           0.45           (0.36)          (0.71)     0.00
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....   $   12.57         0.26              0.46           (0.25)          (0.03)     0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....   $   12.32         0.22              0.24           (0.21)           0.00      0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....   $   10.33         0.19              1.99           (0.19)           0.00      0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....   $   11.75         0.21             (1.33)          (0.24)          (0.06)     0.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS           WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS
--------------------------------------------------------------------------------

                                              ENDING     RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                           NET ASSET   ------------------------------------------------
                                           VALUE PER   NET INVESTMENT      GROSS   EXPENSES        NET
                                               SHARE    INCOME (LOSS)   EXPENSES     WAIVED   EXPENSES
-------------------------------------------------------------------------------------------------------
TARGET TODAY
-------------------------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2006 TO FEBRUARY 28, 2007 .....   $   10.07             3.19%      1.28%     (0.10)%     1.18%
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....   $   10.28             1.96%      1.38%     (0.13)%     1.25%
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....   $   10.20             1.73%      1.34%     (0.07)%     1.27%
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....   $   10.17             1.58%      1.36%     (0.08)%     1.28%
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....   $    8.96             2.12%      1.60%     (0.30)%     1.30%

CLASS B
MARCH 1, 2006 TO FEBRUARY 28, 2007 .....   $   10.29             2.41%      2.04%     (0.10)%     1.94%
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....   $   10.48             1.21%      2.12%     (0.12)%     2.00%
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....   $   10.39             0.97%      2.09%     (0.07)%     2.02%
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....   $   10.35             0.91%      2.11%     (0.16)%     1.95%
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....   $    9.12             1.60%      2.28%     (0.48)%     1.80%

CLASS C
MARCH 1, 2006 TO FEBRUARY 28, 2007 .....   $   10.26             2.41%      2.04%     (0.10)%     1.94%
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....   $   10.45             1.21%      2.12%     (0.12)%     2.00%
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....   $   10.36             0.98%      2.09%     (0.07)%     2.02%
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....   $   10.33             0.88%      2.10%     (0.14)%     1.96%
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....   $    9.11             1.61%      2.23%     (0.43)%     1.80%

ADMINISTRATOR CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 .....   $   10.25             3.52%      1.10%     (0.22)%     0.88%
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....   $   10.45             2.26%      1.18%     (0.23)%     0.95%
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....   $   10.37             2.04%      1.01%     (0.04)%     0.97%
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....   $   10.33             1.89%      1.03%     (0.06)%     0.97%
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....   $    9.10             2.42%      1.17%     (0.17)%     1.00%

INSTITUTIONAL CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 .....   $   10.26             3.80%      0.82%     (0.17)%     0.66%
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....   $   10.45             2.46%      0.93%     (0.18)%     0.75%
JUNE 30, 2004(4) TO FEBRUARY 28, 2005 ..   $   10.37             2.41%      0.91%     (0.16)%     0.75%

INVESTOR CLASS
JANUARY 31, 2007(4) TO FEBRUARY 28,
   2007 ................................   $   10.26             3.81%      1.36%     (0.48)%     0.88%

TARGET 2010
-------------------------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2006 TO FEBRUARY 28, 2007 .....   $   12.68             2.78%      1.27%     (0.06)%     1.20%
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....   $   12.91             1.72%      1.33%     (0.08)%     1.25%
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....   $   12.48             1.52%      1.30%     (0.03)%     1.27%
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....   $   12.22             1.36%      1.33%     (0.05)%     1.28%
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....   $   10.25             1.69%      1.44%     (0.14)%     1.30%

CLASS B
MARCH 1, 2006 TO FEBRUARY 28, 2007 .....   $   12.70             2.01%      2.02%     (0.06)%     1.96%
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....   $   12.92             0.98%      2.08%     (0.08)%     2.00%
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....   $   12.48             0.76%      2.05%     (0.03)%     2.02%
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....   $   12.23             0.70%      2.09%     (0.14)%     1.95%
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....   $   10.26             1.19%      2.13%     (0.33)%     1.80%

CLASS C
MARCH 1, 2006 TO FEBRUARY 28, 2007 .....   $   12.82             2.02%      2.02%     (0.06)%     1.96%
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....   $   13.04             0.97%      2.08%     (0.08)%     2.00%
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....   $   12.59             0.76%      2.05%     (0.03)%     2.02%
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....   $   12.33             0.67%      2.08%     (0.12)%     1.96%
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....   $   10.35             1.18%      2.21%     (0.41)%     1.80%

ADMINISTRATOR CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 .....   $   12.79             3.09%      1.09%     (0.19)%     0.90%
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....   $   13.01             2.02%      1.14%     (0.19)%     0.95%
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....   $   12.57             1.82%      0.97%      0.00%      0.97%
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....   $   12.32             1.66%      1.00%     (0.04)%     0.96%
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....   $   10.33             1.98%      1.05%     (0.05)%     1.00%

                                                       PORTFOLIO     NET ASSETS AT
                                               TOTAL    TURNOVER     END OF PERIOD
                                           RETURN(2)     RATE(3)   (000'S OMITTED)
----------------------------------------------------------------------------------
TARGET TODAY
----------------------------------------------------------------------------------

CLASS A
MARCH 1, 2006 TO FEBRUARY 28, 2007 .....        4.83%        143%  $        35,375
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....        4.31%         36%  $        38,547
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....        2.23%        106%  $        39,418
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....       15.41%         33%  $        39,856
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....      (4.63)%         53%  $        33,299

CLASS B
MARCH 1, 2006 TO FEBRUARY 28, 2007 .....        4.11%        143%  $        11,330
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....        3.50%         36%  $        14,778
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....        1.49%        106%  $        19,690
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....       14.65%         33%  $        22,616
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....       (5.15)%        53%  $        19,428

CLASS C
MARCH 1, 2006 TO FEBRUARY 28, 2007 .....        4.11%        143%  $         8,269
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....        3.52%         36%  $        10,774
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....        1.43%        106%  $        13,680
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....       14.61%         33%  $        13,800
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....       (5.06)%        53%  $         7,822

ADMINISTRATOR CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 .....        5.17%        143%  $        16,728
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....        4.55%         36%  $        14,042
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....        2.60%        106%  $        12,989
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....       15.73%         33%  $        12,410
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....       (4.32)%        53%  $         8,732

INSTITUTIONAL CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 .....        5.49%        143%  $        20,338
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....        4.76%         36%  $         9,721
JUNE 30, 2004(4) TO FEBRUARY 28, 2005 ..        4.26%        106%  $         6,640

INVESTOR CLASS
JANUARY 31, 2007(4) TO FEBRUARY 28,
   2007 ................................        0.79%        143%  $            17

TARGET 2010
----------------------------------------------------------------------------------

CLASS A
MARCH 1, 2006 TO FEBRUARY 28, 2007 .....        6.40%        152%  $        69,835
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....        5.39%         38%  $        74,437
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....        3.60%         81%  $        82,296
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....       20.94%         31%  $        88,910
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....       (9.86)%        65%  $        68,977

CLASS B
MARCH 1, 2006 TO FEBRUARY 28, 2007 .....        5.65%        152%  $        15,211
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....        4.64%         38%  $        19,711
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....        2.70%         81%  $        26,480
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....       20.16%         31%  $        34,284
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....      (10.34)%        65%  $        32,831

CLASS C
MARCH 1, 2006 TO FEBRUARY 28, 2007 .....        5.59%        152%  $         4,194
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....        4.69%         38%  $         4,729
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....        2.72%         81%  $         5,724
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....       20.13%         31%  $         8,190
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....      (10.29)%        65%  $         5,631

ADMINISTRATOR CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 .....        6.75%        152%  $        99,261
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....        5.76%         38%  $        87,473
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....        3.81%         81%  $        68,055
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....       21.33%         31%  $        63,530
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....       (9.60)%        65%  $        42,649

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS           FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                           BEGINNING          NET      NET REALIZED   DISTRIBUTIONS   DISTRIBUTIONS
                                           NET ASSET   INVESTMENT    AND UNREALIZED        FROM NET        FROM NET     RETURN
                                           VALUE PER       INCOME    GAIN (LOSS) ON      INVESTMENT        REALIZED         OF
                                               SHARE       (LOSS)       INVESTMENTS          INCOME           GAINS    CAPITAL
------------------------------------------------------------------------------------------------------------------------------
TARGET 2010 (CONTINUED)

INSTITUTIONAL CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 .....   $   13.01         0.44(5)           0.43           (0.39)          (0.71)      0.00
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....   $   12.57         0.28              0.46           (0.27)          (0.03)      0.00
JUNE 30, 2004(4) TO FEBRUARY 28, 2005 ..   $   12.08         0.15              0.47           (0.13)           0.00       0.00

INVESTOR CLASS
JANUARY 31, 2007(4) TO FEBRUARY 28,
   2007 ................................   $   12.66         0.04(5)           0.08            0.00            0.00       0.00

TARGET 2020
------------------------------------------------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2006 TO FEBRUARY 28, 2007 .....   $   14.24         0.28(5)           1.04           (0.27)          (1.07)      0.00
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....   $   13.44         0.19              0.80           (0.19)           0.00       0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....   $   12.96         0.16              0.47           (0.15)           0.00       0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....   $   10.36         0.14              2.60           (0.14)           0.00       0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....   $   12.29         0.14             (1.93)          (0.14)           0.00       0.00

CLASS B
MARCH 1, 2006 TO FEBRUARY 28, 2007 .....   $   14.12         0.18(5)           1.02           (0.16)          (1.07)      0.00
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....   $   13.33         0.10              0.77           (0.08)           0.00       0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....   $   12.85         0.08              0.45           (0.05)           0.00       0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....   $   10.28         0.06              2.57           (0.06)           0.00       0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....   $   12.18         0.07             (1.90)          (0.07)           0.00       0.00

CLASS C
MARCH 1, 2006 TO FEBRUARY 28, 2007 .....   $   14.23         0.18(5)           1.03           (0.16)          (1.07)      0.00
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....   $   13.43         0.09              0.79           (0.08)           0.00       0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....   $   12.93         0.09              0.44           (0.03)           0.00       0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....   $   10.34         0.06              2.60           (0.07)           0.00       0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....   $   12.26         0.07             (1.92)          (0.07)           0.00       0.00

ADMINISTRATOR CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 .....   $   14.40         0.33(5)           1.04           (0.31)          (1.07)      0.00
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....   $   13.58         0.23              0.82           (0.23)           0.00       0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....   $   13.10         0.22              0.45           (0.19)           0.00       0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....   $   10.47         0.18              2.62           (0.17)           0.00       0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....   $   12.42         0.17             (1.94)          (0.18)           0.00       0.00

INSTITUTIONAL CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 .....   $   14.41         0.36(5)           1.05           (0.34)          (1.07)      0.00
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....   $   13.60         0.25              0.81           (0.25)           0.00       0.00
JUNE 30, 2004(4) TO FEBRUARY 28, 2005 ..   $   12.87         0.09              0.76           (0.12)           0.00       0.00

INVESTOR CLASS
JANUARY 31, 2007(4) TO FEBRUARY 28,
   2007 ................................   $   14.30         0.02(5)           0.08            0.00            0.00       0.00

TARGET 2030
------------------------------------------------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2006 TO FEBRUARY 28, 2007 .....   $   15.04         0.20(5)           1.44           (0.20)          (1.32)      0.00
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....   $   14.21         0.16(5)           1.05           (0.15)          (0.23)      0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....   $   13.53         0.16              0.67           (0.15)           0.00       0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....   $   10.48         0.13              3.17           (0.13)          (0.12)      0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....   $   13.34         0.11             (2.40)          (0.12)          (0.45)      0.00

CLASS B
MARCH 1, 2006 TO FEBRUARY 28, 2007 .....   $   14.79         0.09(5)           1.41           (0.09)          (1.32)      0.00
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....   $   13.97         0.05(5)           1.04           (0.04)          (0.23)      0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....   $   13.31         0.06              0.64           (0.04)           0.00       0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....   $   10.32         0.06              3.11           (0.06)          (0.12)      0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....   $   13.13         0.04             (2.35)          (0.05)          (0.45)      0.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS           WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS
--------------------------------------------------------------------------------

                                              ENDING     RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                           NET ASSET   ------------------------------------------------
                                           VALUE PER   NET INVESTMENT      GROSS   EXPENSES        NET
                                               SHARE    INCOME (LOSS)   EXPENSES     WAIVED   EXPENSES
-------------------------------------------------------------------------------------------------------
TARGET 2010 (CONTINUED)

INSTITUTIONAL CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 .....   $   12.78             3.41%      0.81%     (0.14)%     0.67%
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....   $   13.01             2.23%      0.88%     (0.13)%     0.75%
JUNE 30, 2004(4) TO FEBRUARY 28, 2005 ..   $   12.57             2.20%      0.87%     (0.12)%     0.75%

INVESTOR CLASS
JANUARY 31, 2007(4) TO FEBRUARY 28,
   2007 ................................   $   12.78             3.30%      1.36%     (0.48)%     0.88%

TARGET 2020
-------------------------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2006 TO FEBRUARY 28, 2007 .....   $   14.22             1.98%      1.28%     (0.06)%     1.22%
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....   $   14.24             1.39%      1.32%     (0.07)%     1.25%
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....   $   13.44             1.31%      1.31%     (0.04)%     1.27%
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....   $   12.96             1.16%      1.32%     (0.04)%     1.28%
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....   $   10.36             1.16%      1.42%     (0.12)%     1.30%

CLASS B
MARCH 1, 2006 TO FEBRUARY 28, 2007 .....   $   14.09             1.23%      2.03%     (0.06)%     1.97%
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....   $   14.12             0.66%      2.06%     (0.06)%     2.00%
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....   $   13.33             0.55%      2.07%     (0.05)%     2.02%
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....   $   12.85             0.51%      2.08%     (0.13)%     1.95%
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....   $   10.28             0.66%      2.13%     (0.33)%     1.80%

CLASS C
MARCH 1, 2006 TO FEBRUARY 28, 2007 .....   $   14.21             1.23%      2.03%     (0.06)%     1.97%
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....   $   14.23             0.65%      2.07%     (0.07)%     2.00%
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....   $   13.43             0.54%      2.07%     (0.05)%     2.02%
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....   $   12.93             0.47%      2.07%     (0.11)%     1.96%
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....   $   10.34             0.66%      2.20%     (0.40)%     1.80%

ADMINISTRATOR CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 .....   $   14.39             2.28%      1.10%     (0.18)%     0.92%
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....   $   14.40             1.69%      1.12%     (0.17)%     0.95%
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....   $   13.58             1.61%      0.98%     (0.01)%     0.97%
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....   $   13.10             1.48%      0.99%     (0.03)%     0.96%
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....   $   10.47             1.46%      1.01%     (0.01)%     1.00%

INSTITUTIONAL CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 .....   $   14.41             2.48%      0.83%     (0.14)%     0.69%
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....   $   14.41             1.90%      0.87%     (0.12)%     0.75%
JUNE 30, 2004(4) TO FEBRUARY 28, 2005 ..   $   13.60             1.89%      0.88%     (0.13)%     0.75%

INVESTOR CLASS
JANUARY 31, 2007(4) TO FEBRUARY 28,
   2007 ................................   $   14.40             2.08%      1.39%     (0.50)%     0.89%

TARGET 2030
-------------------------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2006 TO FEBRUARY 28, 2007 .....   $   15.16             1.33%      1.31%     (0.08)%     1.23%
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....   $   15.04             1.08%      1.34%     (0.09)%     1.25%
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....   $   14.21             1.17%      1.31%     (0.04)%     1.27%
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....   $   13.53             1.15%      1.33%     (0.05)%     1.28%
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....   $   10.48             0.88%      1.52%     (0.22)%     1.30%

CLASS B
MARCH 1, 2006 TO FEBRUARY 28, 2007 .....   $   14.88             0.59%      2.06%     (0.08)%     1.98%
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....   $   14.79             0.35%      2.09%     (0.09)%     2.00%
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....   $   13.97             0.43%      2.06%     (0.04)%     2.02%
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....   $   13.31             0.50%      2.09%     (0.15)%     1.94%
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....   $   10.32             0.38%      2.21%     (0.41)%     1.80%

                                                       PORTFOLIO     NET ASSETS AT
                                               TOTAL    TURNOVER     END OF PERIOD
                                           RETURN(2)     RATE(3)   (000'S OMITTED)
----------------------------------------------------------------------------------
TARGET 2010 (CONTINUED)

INSTITUTIONAL CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 .....        6.89%      152%    $        80,427
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....        5.97%       38%    $        25,023
JUNE 30, 2004(4) TO FEBRUARY 28, 2005 ..        5.20%       81%    $        25,512

INVESTOR CLASS
JANUARY 31, 2007(4) TO FEBRUARY 28,
   2007 ................................        0.95%      152%    $           166

TARGET 2020
----------------------------------------------------------------------------------

CLASS A
MARCH 1, 2006 TO FEBRUARY 28, 2007 .....        9.49%      135%    $       152,049
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....        7.44%       30%    $       155,896
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....        4.92%       60%    $       151,258
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....       26.58%       31%    $       139,981
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....      (14.65)%      62%    $       105,206

CLASS B
MARCH 1, 2006 TO FEBRUARY 28, 2007 .....        8.67%      135%    $        16,841
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....        6.58%       30%    $        18,833
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....        4.13%       60%    $        25,378
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....       25.71%       31%    $        32,803
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....      (15.04)%      62%    $        31,052

CLASS C
MARCH 1, 2006 TO FEBRUARY 28, 2007 .....        8.67%      135%    $         4,083
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....        6.64%       30%    $         3,887
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....        4.09%       60%    $         4,155
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....       25.79%       31%    $         8,040
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....      (15.12)%      62%    $         5,330

ADMINISTRATOR CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 .....        9.77%      135%    $       176,133
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....        7.83%       30%    $       148,494
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....        5.17%       60%    $       131,133
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....       26.96%       31%    $       116,214
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....      (14.35)%      62%    $        89,948

INSTITUTIONAL CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 .....       10.07%      135%    $       164,260
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....        7.96%       30%    $        50,928
JUNE 30, 2004(4) TO FEBRUARY 28, 2005 ..        6.61%       60%    $        51,662

INVESTOR CLASS
JANUARY 31, 2007(4) TO FEBRUARY 28,
   2007 ................................        0.70%      135%    $           296

TARGET 2030
----------------------------------------------------------------------------------

CLASS A
MARCH 1, 2006 TO FEBRUARY 28, 2007 .....       11.20%      109%    $       110,904
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....        8.63%       24%    $       110,900
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....        6.17%       48%    $       109,923
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....       31.73%       27%    $       106,449
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....      (17.40)%      68%    $        75,953

CLASS B
MARCH 1, 2006 TO FEBRUARY 28, 2007 .....       10.35%      109%    $        10,955
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....        7.86%       24%    $        12,518
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....        5.28%       48%    $        16,372
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....       30.82%       27%    $        21,131
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....      (17.76)%      68%    $        20,319

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS           FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                              BEGINNING          NET      NET REALIZED   DISTRIBUTIONS   DISTRIBUTIONS
                                              NET ASSET   INVESTMENT    AND UNREALIZED        FROM NET        FROM NET    RETURN
                                              VALUE PER       INCOME    GAIN (LOSS) ON      INVESTMENT        REALIZED        OF
                                                  SHARE       (LOSS)       INVESTMENTS          INCOME           GAINS   CAPITAL
--------------------------------------------------------------------------------------------------------------------------------
TARGET 2030 (CONTINUED)

CLASS C
MARCH 1, 2006 TO FEBRUARY 28, 2007 ........      $14.82         0.09(5)           1.41           (0.09)          (1.32)     0.00
MARCH 1, 2005 TO FEBRUARY 28, 2006 ........      $14.00         0.05(5)           1.05           (0.05)          (0.23)     0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 ........      $13.32         0.05              0.65           (0.02)           0.00      0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ........      $10.33         0.06              3.12           (0.07)          (0.12)     0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ........      $13.14         0.05             (2.36)          (0.05)          (0.45)     0.00

ADMINISTRATOR CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 ........      $15.18         0.25(5)           1.45           (0.25)          (1.32)     0.00
MARCH 1, 2005 TO FEBRUARY 28, 2006 ........      $14.33         0.20(5)           1.08           (0.20)          (0.23)     0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 ........      $13.65         0.21              0.66           (0.19)           0.00      0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ........      $10.57         0.18              3.19           (0.17)          (0.12)     0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ........      $13.45         0.14             (2.41)          (0.16)          (0.45)     0.00

INSTITUTIONAL CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 ........      $15.18         0.26(5)           1.47           (0.28)          (1.32)     0.00
MARCH 1, 2005 TO FEBRUARY 28, 2006 ........      $14.33         0.23(5)           1.07           (0.22)          (0.23)     0.00
JUNE 30, 2004(4) TO FEBRUARY 28, 2005 .....      $13.42         0.08              0.94           (0.11)           0.00      0.00

INVESTOR CLASS
JANUARY 31, 2007(4) TO FEBRUARY 28, 2007 ..      $15.29         0.01(5)           0.01            0.00            0.00      0.00

TARGET 2040
--------------------------------------------------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2006 TO FEBRUARY 28, 2007 ........      $16.69         0.17(5)           1.85           (0.18)          (1.11)     0.00
MARCH 1, 2005 TO FEBRUARY 28, 2006 ........      $15.27         0.14(5)           1.42           (0.14)           0.00      0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 ........      $14.40         0.14(5)           0.86           (0.13)           0.00      0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ........      $10.65         0.12(5)           3.75           (0.12)           0.00      0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ........      $13.55         0.08(5)          (2.81)          (0.08)          (0.09)     0.00

CLASS B
MARCH 1, 2006 TO FEBRUARY 28, 2007 ........      $16.10         0.04(5)           1.78           (0.06)          (1.11)     0.00
MARCH 1, 2005 TO FEBRUARY 28, 2006 ........      $14.72         0.03(5)           1.36           (0.01)           0.00      0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 ........      $13.86         0.04(5)           0.82            0.00            0.00      0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ........      $10.28         0.04(5)           3.61           (0.07)           0.00      0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ........      $13.08         0.02(5)          (2.70)          (0.03)          (0.09)     0.00

CLASS C
MARCH 1, 2006 TO FEBRUARY 28, 2007 ........      $16.08         0.04(5)           1.78           (0.06)          (1.11)     0.00
MARCH 1, 2005 TO FEBRUARY 28, 2006 ........      $14.71         0.03(5)           1.36           (0.02)           0.00      0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 ........      $13.86         0.04(5)           0.81            0.00            0.00      0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ........      $10.28         0.03(5)           3.62           (0.07)           0.00      0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ........      $13.09         0.02(5)          (2.71)          (0.03)          (0.09)     0.00

ADMINISTRATOR CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 ........      $16.91         0.22(5)           1.88           (0.23)          (1.11)     0.00
MARCH 1, 2005 TO FEBRUARY 28, 2006 ........      $15.48         0.19(5)           1.43           (0.19)           0.00      0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 ........      $14.59         0.19(5)           0.88           (0.18)           0.00      0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ........      $10.77         0.16(5)           3.81           (0.15)           0.00      0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ........      $13.71         0.12(5)          (2.85)          (0.12)          (0.09)     0.00

INSTITUTIONAL CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 ........      $16.91         0.24(5)           1.89           (0.26)          (1.11)     0.00
MARCH 1, 2005 TO FEBRUARY 28, 2006 ........      $15.47         0.23(5)           1.43           (0.22)           0.00      0.00
JUNE 30, 2004(4) TO FEBRUARY 28, 2005 .....      $14.47         0.15(5)           1.06           (0.21)           0.00      0.00

INVESTOR CLASS
JANUARY 31, 2007(4) TO FEBRUARY 28, 2007 ..      $17.69         0.01(5)          (0.03)           0.00            0.00      0.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS    WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS ENDING
--------------------------------------------------------------------------------

                                                 ENDING     RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                              NET ASSET   ------------------------------------------------
                                              VALUE PER   NET INVESTMENT      GROSS   EXPENSES        NET
                                                  SHARE    INCOME (LOSS)   EXPENSES     WAIVED   EXPENSES
----------------------------------------------------------------------------------------------------------
TARGET 2030 (CONTINUED)

CLASS C
MARCH 1, 2006 TO FEBRUARY 28, 2007 ........      $14.91             0.59%      2.06%     (0.08)%     1.98%
MARCH 1, 2005 TO FEBRUARY 28, 2006 ........      $14.82             0.33%      2.10%     (0.10)%     2.00%
MARCH 1, 2004 TO FEBRUARY 28, 2005 ........      $14.00             0.43%      2.07%     (0.05)%     2.02%
MARCH 1, 2003 TO FEBRUARY 29, 2004 ........      $13.32             0.45%      2.08%     (0.12)%     1.96%
MARCH 1, 2002 TO FEBRUARY 28, 2003 ........      $10.33             0.39%      2.44%     (0.64)%     1.80%

ADMINISTRATOR CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 ........      $15.31             1.61%      1.13%     (0.20)%     0.93%
MARCH 1, 2005 TO FEBRUARY 28, 2006 ........      $15.18             1.37%      1.14%     (0.19)%     0.95%
MARCH 1, 2004 TO FEBRUARY 28, 2005 ........      $14.33             1.47%      0.98%     (0.02)%     0.96%
MARCH 1, 2003 TO FEBRUARY 29, 2004 ........      $13.65             1.46%      1.00%     (0.04)%     0.96%
MARCH 1, 2002 TO FEBRUARY 28, 2003 ........      $10.57             1.17%      1.07%     (0.07)%     1.00%

INSTITUTIONAL CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 ........      $15.31             1.71%      0.86%     (0.16)%     0.70%
MARCH 1, 2005 TO FEBRUARY 28, 2006 ........      $15.18             1.60%      0.89%     (0.14)%     0.75%
JUNE 30, 2004(4) TO FEBRUARY 28, 2005 .....      $14.33             1.74%      0.87%     (0.12)%     0.75%

INVESTOR CLASS
JANUARY 31, 2007(4) TO FEBRUARY 28, 2007 ..      $15.31             0.95%      1.40%     (0.53)%     0.87%

TARGET 2040
----------------------------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2006 TO FEBRUARY 28, 2007 ........      $17.42             0.99%      1.30%     (0.07)%     1.23%
MARCH 1, 2005 TO FEBRUARY 28, 2006 ........      $16.69             0.92%      1.27%     (0.02)%     1.25%
MARCH 1, 2004 TO FEBRUARY 28, 2005 ........      $15.27             1.01%      1.28%     (0.01)%     1.27%
MARCH 1, 2003 TO FEBRUARY 29, 2004 ........      $14.40             0.95%      1.33%     (0.06)%     1.27%
MARCH 1, 2002 TO FEBRUARY 28, 2003 ........      $10.65             0.65%      1.49%     (0.19)%     1.30%

CLASS B
MARCH 1, 2006 TO FEBRUARY 28, 2007 ........      $16.75             0.26%      2.05%     (0.07)%     1.98%
MARCH 1, 2005 TO FEBRUARY 28, 2006 ........      $16.10             0.19%      2.02%     (0.02)%     2.00%
MARCH 1, 2004 TO FEBRUARY 28, 2005 ........      $14.72             0.26%      2.03%     (0.01)%     2.02%
MARCH 1, 2003 TO FEBRUARY 29, 2004 ........      $13.86             0.31%      2.09%     (0.15)%     1.94%
MARCH 1, 2002 TO FEBRUARY 28, 2003 ........      $10.28             0.15%      2.23%     (0.43)%     1.80%

CLASS C
MARCH 1, 2006 TO FEBRUARY 28, 2007 ........      $16.73             0.24%      2.05%     (0.07)%     1.98%
MARCH 1, 2005 TO FEBRUARY 28, 2006 ........      $16.08             0.17%      2.02%     (0.02)%     2.00%
MARCH 1, 2004 TO FEBRUARY 28, 2005 ........      $14.71             0.26%      2.03%     (0.01)%     2.02%
MARCH 1, 2003 TO FEBRUARY 29, 2004 ........      $13.86             0.28%      2.08%     (0.14)%     1.94%
MARCH 1, 2002 TO FEBRUARY 28, 2003 ........      $10.28             0.15%      2.31%     (0.51)%     1.80%

ADMINISTRATOR CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 ........      $17.67             1.26%      1.12%     (0.19)%     0.93%
MARCH 1, 2005 TO FEBRUARY 28, 2006 ........      $16.91             1.22%      1.08%     (0.13)%     0.95%
MARCH 1, 2004 TO FEBRUARY 28, 2005 ........      $15.48             1.31%      0.95%       0.00%     0.95%
MARCH 1, 2003 TO FEBRUARY 29, 2004 ........      $14.59             1.29%      1.01%     (0.05)%     0.96%
MARCH 1, 2002 TO FEBRUARY 28, 2003 ........      $10.77             0.96%      1.03%     (0.03)%     1.00%

INSTITUTIONAL CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 ........      $17.67             1.39%      0.85%     (0.14)%     0.71%
MARCH 1, 2005 TO FEBRUARY 28, 2006 ........      $16.91             1.42%      0.83%     (0.08)%     0.75%
JUNE 30, 2004(4) TO FEBRUARY 28, 2005 .....      $15.47             1.55%      0.85%     (0.10)%     0.75%

INVESTOR CLASS
JANUARY 31, 2007(4) TO FEBRUARY 28, 2007 ..      $17.67             0.51%      1.39%     (0.51)%     0.88%

                                                         PORTFOLIO    NET ASSETS AT
                                                  TOTAL   TURNOVER    END OF PERIOD
                                              RETURN(2)    RATE(3)  (000'S OMITTED)
-----------------------------------------------------------------------------------
TARGET 2030 (CONTINUED)

CLASS C
MARCH 1, 2006 TO FEBRUARY 28, 2007 ........       10.34%       109%        $  2,592
MARCH 1, 2005 TO FEBRUARY 28, 2006 ........        7.89%        24%        $  3,159
MARCH 1, 2004 TO FEBRUARY 28, 2005 ........        5.26%        48%        $  2,991
MARCH 1, 2003 TO FEBRUARY 29, 2004 ........       30.88%        27%        $  5,559
MARCH 1, 2002 TO FEBRUARY 28, 2003 ........      (17.78)%       68%        $  2,791

ADMINISTRATOR CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 ........       11.50%       109%        $110,742
MARCH 1, 2005 TO FEBRUARY 28, 2006 ........        9.03%        24%        $ 81,874
MARCH 1, 2004 TO FEBRUARY 28, 2005 ........        6.42%        48%        $ 65,968
MARCH 1, 2003 TO FEBRUARY 29, 2004 ........       32.13%        27%        $ 56,586
MARCH 1, 2002 TO FEBRUARY 28, 2003 ........      (17.10)%       68%        $ 35,203

INSTITUTIONAL CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 ........       11.73%       109%        $ 94,881
MARCH 1, 2005 TO FEBRUARY 28, 2006 ........        9.24%        24%        $ 26,726
JUNE 30, 2004(4) TO FEBRUARY 28, 2005 .....        7.64%        48%        $ 28,149

INVESTOR CLASS
JANUARY 31, 2007(4) TO FEBRUARY 28, 2007 ..        0.13%       109%        $    455

TARGET 2040
-----------------------------------------------------------------------------------

CLASS A
MARCH 1, 2006 TO FEBRUARY 28, 2007 ........       12.31%       100%        $166,671
MARCH 1, 2005 TO FEBRUARY 28, 2006 ........       10.28%        11%        $163,232
MARCH 1, 2004 TO FEBRUARY 28, 2005 ........        6.98%        29%        $165,145
MARCH 1, 2003 TO FEBRUARY 29, 2004 ........       36.52%        18%        $156,806
MARCH 1, 2002 TO FEBRUARY 28, 2003 ........      (20.24)%       54%        $111,546

CLASS B
MARCH 1, 2006 TO FEBRUARY 28, 2007 ........       11.42%       100%        $ 16,692
MARCH 1, 2005 TO FEBRUARY 28, 2006 ........        9.47%        11%        $ 19,547
MARCH 1, 2004 TO FEBRUARY 28, 2005 ........        6.20%        29%        $ 27,229
MARCH 1, 2003 TO FEBRUARY 29, 2004 ........       35.58%        18%        $ 42,603
MARCH 1, 2002 TO FEBRUARY 28, 2003 ........      (20.60)%       54%        $ 43,980

CLASS C
MARCH 1, 2006 TO FEBRUARY 28, 2007 ........       11.46%       100%        $  3,437
MARCH 1, 2005 TO FEBRUARY 28, 2006 ........        9.49%        11%        $  3,376
MARCH 1, 2004 TO FEBRUARY 28, 2005 ........        6.13%        29%        $  3,681
MARCH 1, 2003 TO FEBRUARY 29, 2004 ........       35.62%        18%        $  5,146
MARCH 1, 2002 TO FEBRUARY 28, 2003 ........      (20.66)%       54%        $  3,767

ADMINISTRATOR CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 ........       12.67%       100%        $ 90,981
MARCH 1, 2005 TO FEBRUARY 28, 2006 ........       10.55%        11%        $ 52,239
MARCH 1, 2004 TO FEBRUARY 28, 2005 ........        7.35%        29%        $ 42,700
MARCH 1, 2003 TO FEBRUARY 29, 2004 ........       37.06%        18%        $ 33,396
MARCH 1, 2002 TO FEBRUARY 28, 2003 ........      (20.02)%       54%        $ 29,829

INSTITUTIONAL CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 ........       12.90%       100%        $ 44,459
MARCH 1, 2005 TO FEBRUARY 28, 2006 ........       10.83%        11%        $ 15,322
JUNE 30, 2004(4) TO FEBRUARY 28, 2005 .....        8.37%        29%        $ 14,712

INVESTOR CLASS
JANUARY 31, 2007(4) TO FEBRUARY 28, 2007 ..       (0.11)%      100%        $    305

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS  NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(3) Portfolio turnover rates presented for periods of less than one year are not annualized.

(4)   Commencement of operations.

(5)   Calculated based upon average shares outstanding.

NOTES TO FINANCIAL STATEMENTS
                               WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at February 28, 2007, was comprised of 109 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Target Today Fund, Target 2010 Fund, Target 2020 Fund, Target 2030 Fund, and Target 2040 Fund (together, the "Target Date Funds").

      At their March 31, 2006 meeting, the Trustees unanimously approved a recommendation to change the investment strategies of the Outlook Funds to replicate, before fees and expenses, the return of the Dow Jones Target Date Indexes for many reasons, including providing shareholders with greater diversification. In addition, the Trustees approved converting the structure of each Outlook Fund from a stand-alone fund that invests directly in a portfolio of individual securities to a master-gateway structure in which each Outlook Fund invests substantially all of its assets in master portfolios or other registered investment companies to allow the Outlook Funds to more closely track the Dow Jones Target Date Indexes. In connection with the approval of the new investment strategies, the Trustees approved changing the names of the Funds from Outlook Today, Outlook 2010, Outlook 2020, Outlook 2030, and Outlook 2040 to Target Today, Target 2010, Target 2020, Target 2030, and Target 2040, respectively.

      At the Board meeting held on March 31, 2006, the Trustees also approved replacing Barclays Global Fund Advisors ("BGFA") with Global Index Advisors, Inc. ("GIA") as subadviser to the Target Date Funds and unanimously approved a subadvisory agreement with GIA. All of these changes were implemented at the close of business on June 26, 2006.

      The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

      The Target Today Fund, Target 2010 Fund, Target 2020 Fund, Target 2030 Fund, and Target 2040 Fund each seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each, a "Master Portfolio," collectively, the "Master Portfolios") of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities, and a Fund investing in a Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the Master Portfolios as partnership investments and records daily its share of the Master Portfolio's income, expenses, and realized and unrealized gains and losses. The financial statements of the Master Portfolios are in this report and should be read in conjunction with each Fund's financial statements. The ownership percentages of each Master Portfolio by the Target Today Fund, Target 2010 Fund, Target 2020 Fund, Target 2030 Fund, and Target 2040 Fund as of February 28, 2007 are as follows:

                                     Target Today   Target 2010   Target 2020   Target 2030   Target 2040
---------------------------------------------------------------------------------------------------------
DIVERSIFIED STOCK PORTFOLIO                1%            6%           30%           30%           33%
---------------------------------------------------------------------------------------------------------
DIVERSIFIED FIXED INCOME PORTFOLIO         6%           31%           46%           12%            5%
---------------------------------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO                    33%           36%           13%            9%            9%
---------------------------------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in the Master Portfolios are valued daily based upon each Fund's proportionate share of each Master Portfolio's net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the interest method.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

      Effective on June 26, 2006 the Funds record their proportionate share of the applicable Master Portfolio's income, expenses, and realized and unrealized gains and losses daily.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared and distributed to shareholders quarterly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      For U.S. federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of Fund shares during the year.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for U.S. federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their U.S. federal tax-basis treatment. Temporary differences do not require reclassifications.

      At February 28, 2007, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statements of Assets and Liabilities:

                          Undistributed Net          Undistributed Net
Fund                      Investment Income         Realized Gain/Loss         Paid-in-capital
----------------------------------------------------------------------------------------------
TARGET TODAY                  $ 20,634                  $ (20,634)                   $ 0
----------------------------------------------------------------------------------------------
TARGET 2010                     36,648                    (36,648)                     0
----------------------------------------------------------------------------------------------
TARGET 2020                     50,816                    (50,816)                     0
----------------------------------------------------------------------------------------------
TARGET 2030                     26,630                    (26,630)                     0
----------------------------------------------------------------------------------------------
TARGET 2040                     13,436                    (13,436)                     0
----------------------------------------------------------------------------------------------

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at February 28, 2007.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

      For each Fund that is invested in multiple Master Portfolios, Funds Management is entitled to receive an investment advisory fee of 0.25% of each Fund's average daily net assets for providing such advisory services, including the determination of the asset allocations of each Fund's investments in the various Master Portfolios. Funds Management also acts as adviser to the Master Portfolios, and is entitled to receive fees from the Master Portfolios for those services. Effective June 26, 2006, GIA replaced BGFA as subadviser to the Funds. For providing subadvisory services, GIA is entitled to receive from each Fund a subadvisory fee of 0.06% based on each Fund's average daily net assets. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Prior to June 26, 2006, the Target Today Fund, Target 2010, Target 2020, Target 2030, and Target 2040 invested their assets directly in a portfolio of securities. Accordingly, Funds Management and BGFA were entitled to receive advisory and subadvisory fees for their services, paid monthly, at the following annual rates:

NOTES TO FINANCIAL STATEMENTS

                               WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS
--------------------------------------------------------------------------------

                                                  Advisory Fees                                           Subadvisory
                                                      (% of                                                Fees (% of
                               Average Daily      Average Daily                        Average Daily     Average Daily
Fund                             Net Assets        Net Assets)      Subadviser          Net Assets        Net Assets)
----------------------------------------------------------------------------------------------------------------------
TARGET TODAY                 First $500 million       0.650       Barclays Global   First $100 million       0.250
                              Next $500 million       0.600        Fund Advisors     Next $100 million       0.200
                                Next $2 billion       0.550                          Over $200 million       0.150
                                Next $2 billion       0.525
                                Over $5 billion       0.500
----------------------------------------------------------------------------------------------------------------------
TARGET 2010                  First $500 million       0.650       Barclays Global   First $100 million       0.250
                              Next $500 million       0.600        Fund Advisors     Next $100 million       0.200
                                Next $2 billion       0.550                          Over $200 million       0.150
                                Next $2 billion       0.525
                                Over $5 billion       0.500
----------------------------------------------------------------------------------------------------------------------
TARGET 2020                  First $500 million       0.650       Barclays Global   First $100 million       0.250
                              Next $500 million       0.600        Fund Advisors     Next $100 million       0.200
                                Next $2 billion       0.550                          Over $200 million       0.150
                                Next $2 billion       0.525
                                Over $5 billion       0.500
----------------------------------------------------------------------------------------------------------------------
TARGET 2030                  First $500 million       0.650       Barclays Global   First $100 million       0.250
                              Next $500 million       0.600        Fund Advisors     Next $100 million       0.200
                                Next $2 billion       0.550                          Over $200 million       0.150
                                Next $2 billion       0.525
                                Over $5 billion       0.500
----------------------------------------------------------------------------------------------------------------------
TARGET 2040                  First $500 million       0.650       Barclays Global   First $100 million       0.250
                              Next $500 million       0.600        Fund Advisors     Next $100 million       0.200
                                Next $2 billion       0.550                          Over $200 million       0.150
                                Next $2 billion       0.525
                                Over $5 billion       0.500
----------------------------------------------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                 Average Daily                  (% of Average
                                   Net Assets                 Daily Net Assets)
--------------------------------------------------------------------------------
FUND LEVEL                      First $5 billion                    0.05
                                Next $5 billion                     0.04
                                Over $10 billion                    0.03
--------------------------------------------------------------------------------
CLASS A                         All asset levels                    0.28
--------------------------------------------------------------------------------
CLASS B                         All asset levels                    0.28
--------------------------------------------------------------------------------
CLASS C                         All asset levels                    0.28
--------------------------------------------------------------------------------
ADMINISTRATOR CLASS             All asset levels                    0.10
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS             All asset levels                    0.08
--------------------------------------------------------------------------------
INVESTOR CLASS                  All asset levels                    0.45
--------------------------------------------------------------------------------

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. WFB does not receive a custodial fee for any Fund that invests its assets solely in one or more Master Portfolios or other investment companies.

      Prior to June 26, 2006, Target Today, Target 2010, Target 2020, Target 2030 and Target 2040 invested their assets in a portfolio of securities. Accordingly, WFB was entitled to a monthly fee for custody services at the following annual rate:

                                                                                   % of Average
                                                                                 Daily Net Assets
-------------------------------------------------------------------------------------------------
ALL TARGET DATE FUNDS                                                                  0.02
-------------------------------------------------------------------------------------------------

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                                                   % of Average
                                                                                 Daily Net Assets
-------------------------------------------------------------------------------------------------
CLASS A                                                                                0.25
-------------------------------------------------------------------------------------------------
CLASS B                                                                                0.25
-------------------------------------------------------------------------------------------------
CLASS C                                                                                0.25
-------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS                                                                    0.25
-------------------------------------------------------------------------------------------------
INVESTOR CLASS                                                                         0.25
-------------------------------------------------------------------------------------------------

For the year ended February 28, 2007, shareholder servicing fees paid were as follows:

Fund                       Class A    Class B    Class C   Administrator Class   Investor Class
-------------------------------------------------------------------------------------------------
TARGET TODAY              $ 92,277   $ 32,765   $ 23,322         $ 39,671             $  2
-------------------------------------------------------------------------------------------------
TARGET 2010                180,164     44,794     11,293          225,171               16
-------------------------------------------------------------------------------------------------
TARGET 2020                377,926     46,011      9,809          398,373               28
-------------------------------------------------------------------------------------------------
TARGET 2030                274,152     29,946      7,228          228,601               35
-------------------------------------------------------------------------------------------------
TARGET 2040                403,244     46,375      8,280          173,419               25
-------------------------------------------------------------------------------------------------

DISTRIBUTION FEES

      The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of 0.75% of average daily net assets.

      For the year ended February 28, 2007, distribution fees incurred are disclosed in the Statements of Operations.

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      Funds Management waived fees or reimbursed expenses proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable. Funds Management has committed to waive fees and/or reimburse expenses to the extent necessary to maintain certain net operating expense ratios for the Funds. These net operating expense ratios during the period were as follows:

                                                   Net Operating Expense Ratios
                                                  -----------------------------
Fund               Class A*   Class B*   Class C*   Administrator Class*   Institutional Class*   Investor Class**
------------------------------------------------------------------------------------------------------------------
TARGET TODAY***      1.15%      1.90%      1.90%            0.85%                  0.62%                 0.91%
------------------------------------------------------------------------------------------------------------------
TARGET 2010***       1.18%      1.93%      1.93%            0.88%                  0.65%                 0.94%
------------------------------------------------------------------------------------------------------------------
TARGET 2020***       1.20%      1.95%      1.95%            0.90%                  0.67%                 0.96%
------------------------------------------------------------------------------------------------------------------
TARGET 2030***       1.21%      1.96%      1.96%            0.91%                  0.68%                 0.97%
------------------------------------------------------------------------------------------------------------------
TARGET 2040***       1.22%      1.97%      1.97%            0.92%                  0.69%                 0.98%
------------------------------------------------------------------------------------------------------------------

* Effective June 26, 2006. Prior to June 26, 2006, the Funds' net operating expense ratios were as follows:

NOTES TO FINANCIAL STATEMENTS

                               WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS
--------------------------------------------------------------------------------

                                                         Net Operating Expense Ratios
                                                        -----------------------------
Fund                                    Class A   Class B   Class C   Administrator Class   Institutional  Class
----------------------------------------------------------------------------------------------------------------
TARGET TODAY (FORMERLY OUTLOOK TODAY)    1.25%     2.00%     2.00%           0.95%                 0.75%
----------------------------------------------------------------------------------------------------------------
TARGET 2010 (FORMERLY OUTLOOK 2010)      1.25%     2.00%     2.00%           0.95%                 0.75%
----------------------------------------------------------------------------------------------------------------
TARGET 2020 (FORMERLY OUTLOOK 2020)      1.25%     2.00%     2.00%           0.95%                 0.75%
----------------------------------------------------------------------------------------------------------------
TARGET 2030 (FORMERLY OUTLOOK 2030)      1.25%     2.00%     2.00%           0.95%                 0.75%
----------------------------------------------------------------------------------------------------------------
TARGET 2040 (FORMERLY OUTLOOK 2040)      1.25%     2.00%     2.00%           0.95%                 0.75%
----------------------------------------------------------------------------------------------------------------

**    Investor Class commenced operations on January 31, 2007.

***   The Fund's Adviser has committed to waive fees through June 30, 2008.

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the year ended February 28, 2007, were as follows:

Fund                                    Purchases at Cost               Sales Proceeds
---------------------------------------------------------------------------------------
TARGET TODAY                              $   78,551,550                $   76,133,766
---------------------------------------------------------------------------------------
TARGET 2010                                  335,947,296                   289,422,201
---------------------------------------------------------------------------------------
TARGET 2020                                  605,723,009                   536,503,286
---------------------------------------------------------------------------------------
TARGET 2030                                  291,488,892                   273,973,885
---------------------------------------------------------------------------------------
TARGET 2040                                  271,147,864                   268,791,070
---------------------------------------------------------------------------------------

      Effective June 26, 2006, each fund seeks to achieve its investment objective by investing some or all of its investable assets in one or more Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying such Fund's ownership percentage of the respective Master Portfolio by the corresponding Master Portfolio's purchases and sales.

5. BANK BORROWINGS
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the year ended February 28 2007, there were no borrowings by the Target Date Funds under the agreement.

6. DISTRIBUTION TO SHAREHOLDERS
--------------------------------------------------------------------------------

      The tax character of distributions paid during the years ended February 28, 2007 and February 28, 2006, were as follows:

                                          Ordinary      Long-Term    Dividends Paid
                                           Income     Capital Gain   on Redemptions      Total
Fund                                        2007          2007            2007           2007
---------------------------------------------------------------------------------------------------
TARGET TODAY                            $ 2,445,527   $  3,114,257      $      0      $  5,559,784
---------------------------------------------------------------------------------------------------
TARGET 2010                               5,705,725     11,983,605             0        17,689,330
---------------------------------------------------------------------------------------------------
TARGET 2020                               8,379,456     28,895,918             0        37,275,374
---------------------------------------------------------------------------------------------------
TARGET 2030                               4,149,065     20,514,739             0        24,663,804
---------------------------------------------------------------------------------------------------
TARGET 2040                               2,953,829     17,359,362             0        20,313,191
---------------------------------------------------------------------------------------------------

                                          Ordinary      Long-Term    Dividends Paid
                                           Income     Capital Gain   on Redemptions      Total
Fund                                        2006          2006            2006           2006
---------------------------------------------------------------------------------------------------
OUTLOOK TODAY                           $ 1,676,641   $  1,132,615      $      0      $  2,809,256
---------------------------------------------------------------------------------------------------
OUTLOOK 2010                              3,517,958        426,810             0         3,944,768
---------------------------------------------------------------------------------------------------
OUTLOOK 2020                              5,380,691         74,723             0         5,455,414
---------------------------------------------------------------------------------------------------
OUTLOOK 2030                              2,609,942      3,512,322             0         6,122,264
---------------------------------------------------------------------------------------------------
OUTLOOK 2040                              2,195,646              0             0         2,195,646
---------------------------------------------------------------------------------------------------

      As of February 28, 2007, the components of distributable earnings on a tax basis are shown in the table below. The difference between book basis and tax basis appreciation/(depreciation) is attributable to wash sale deferrals and partnership adjustments.

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                     Undistributed   Undistributed      Unrealized
                        Ordinary       Long-Term      Appreciation    Capital Loss
Fund                     Income          Gain        (Depreciation)   Carryforward        Total
---------------------------------------------------------------------------------------------------
TARGET TODAY         $     718,843   $     235,817   $    3,052,734     $      0      $  4,007,394
---------------------------------------------------------------------------------------------------
TARGET 2010              2,137,868         894,536       12,455,650            0        15,488,054
---------------------------------------------------------------------------------------------------
TARGET 2020              3,798,685       2,995,973       37,283,222            0        44,077,880
---------------------------------------------------------------------------------------------------
TARGET 2030              2,284,135       2,591,045       31,203,040            0        36,078,220
---------------------------------------------------------------------------------------------------
TARGET 2040                287,348       5,342,075       39,459,120            0        45,088,543
---------------------------------------------------------------------------------------------------

7. NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

      In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. In December 2006, the SEC issued a letter allowing for an implementation delay for funds until the last NAV calculation in the first required reporting period for fiscal years beginning after December 15, 2006. As of February 28, 2007, Management does not believe the impact of the adoption of FIN 48 will be material to the financial statements.

      In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of February 28, 2007, Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

8. SPECIAL SHAREHOLDER MEETINGS (UNAUDITED)
--------------------------------------------------------------------------------

      At special shareholder meetings held on June 12, 2006 for the Outlook 2010, Outlook 2020 and Outlook 2030 Funds, on June 20, 2006 for the Outlook Today Fund, and on June 23, 2006 for the Outlook 2040 Fund, the shareholders of each Fund approved: (1) a reduction in the investment advisory fee that each Fund pays to Funds Management ("Proposal 1"); (2) a new investment subadvisory agreement with GIA ("Proposal 2"), and (3) a multi-manager arrangement that allows each Fund and Funds Management, subject to various conditions, to: (a) select new or additional investment subadvisers for each Fund, (b) enter into and materially modify existing investment subadvisory agreements, and (c) terminate and replace investment subadvisers ("Proposal 3"). All of the changes related to these approvals were effective June 26, 2006.

      The number of votes casted for, against and abstentions as to each proposal are disclosed in the chart below.

Fund                    Proposal       Votes For      Votes Against    Abstentions
-----------------------------------------------------------------------------------
OUTLOOK TODAY FUND     Proposal 1      4,299,515          48,289          117,837
                       Proposal 2      4,239,436          73,212          152,994
                       Proposal 3      4,117,916         180,503          167,223
-----------------------------------------------------------------------------------
OUTLOOK 2010 FUND      Proposal 1      9,674,936          43,019           69,637
                       Proposal 2      9,632,270          69,877           85,446
                       Proposal 3      9,625,022          75,942           86,628
-----------------------------------------------------------------------------------
OUTLOOK 2020 FUND      Proposal 1     16,719,400          58,925           72,279
                       Proposal 2     16,671,763          73,398          105,443
                       Proposal 3     16,643,277          99,537          107,798
-----------------------------------------------------------------------------------
OUTLOOK 2030 FUND      Proposal 1      8,403,936          74,346           39,320
                       Proposal 2      8,348,031         101,934           67,637
                       Proposal 3      8,293,626         162,687           61,289
-----------------------------------------------------------------------------------
OUTLOOK 2040 FUND      Proposal 1      7,589,228         136,155          116,689
                       Proposal 2      7,491,626         193,700          156,747
                       Proposal 3      7,280,148         389,274          172,650
-----------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                               WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND SHAREHOLDERS OF
WELLS FARGO FUNDS TRUST:

      We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Dow Jones Target Today Fund (formerly Outlook Today), Dow Jones Target 2010 Fund (formerly Outlook 2010), Dow Jones Target 2020 Fund (formerly Outlook 2020), Dow Jones Target 2030 Fund (formerly Outlook 2030), and Dow Jones Target 2040 Fund (formerly Outlook 2040) (collectively, the "Funds"), five of the Funds constituting the Wells Fargo Funds Trust as of February 28, 2007, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2007, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Funds of the Wells Fargo Funds Trust as of February 28, 2007, the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for the periods presented, in conformity with U.S. generally accepted accounting principles.

                                                        /s/ KPMG LLP

Philadelphia, Pennsylvania
April 20, 2007

THIS PAGE IS INTENTIONALLY LEFT BLANK --

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
CORPORATE BONDS & NOTES - 21.70%

AGRICULTURAL SERVICES - 0.03%
$       150,000    BUNGE LIMITED FINANCE CORPORATION                                    5.10%        07/15/2015    $        141,602
                                                                                                                   ----------------
APPAREL & ACCESSORY STORES - 0.02%
         65,000    KOHL'S CORPORATION                                                   6.00         01/15/2033              63,988
         65,000    LIMITED BRANDS                                                       5.25         11/01/2014              62,435

                                                                                                                            126,423
                                                                                                                   ----------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.02%
        100,000    RYDER SYSTEM INCORPORATED SERIES MTN                                 5.85         03/01/2014             101,187
                                                                                                                   ----------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.17%
        125,000    CENTEX CORPORATION<<                                                 4.55         11/01/2010             121,576
         65,000    CENTEX CORPORATION                                                   5.25         06/15/2015              62,464
        100,000    DR HORTON INCORPORATED                                               5.38         06/15/2012              98,719
         65,000    DR HORTON INCORPORATED                                               5.25         02/15/2015              61,954
        100,000    LENNAR CORPORATION                                                   5.13         10/01/2010              99,292
         65,000    LENNAR CORPORATION SERIES B                                          5.60         05/31/2015              63,935
         65,000    MDC HOLDINGS INCORPORATED                                            5.38         07/01/2015              61,954
         45,000    OWENS CORNING INCORPORATED++                                         6.50         12/01/2016              46,465
         25,000    OWENS CORNING INCORPORATED++                                         7.00         12/01/2036              26,155
        125,000    PULTE HOMES INCORPORATED                                             5.25         01/15/2014             122,124
         65,000    PULTE HOMES INCORPORATED                                             6.00         02/15/2035              62,958
         65,000    TOLL BROTHERS FINANCE CORPORATION                                    5.15         05/15/2015              60,859

                                                                                                                            888,455
                                                                                                                   ----------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.30%
        100,000    CRH AMERICA INCORPORATED                                             5.63         09/30/2011             101,663
        180,000    CRH AMERICA INCORPORATED                                             5.30         10/15/2013             178,162
         50,000    CRH AMERICA INCORPORATED                                             6.00         09/30/2016              51,501
        180,000    HOME DEPOT INCORPORATED                                              4.63         08/15/2010             177,214
        100,000    HOME DEPOT INCORPORATED                                              5.20         03/01/2011             100,213
         50,000    HOME DEPOT INCORPORATED                                              5.25         12/16/2013              50,245
        180,000    HOME DEPOT INCORPORATED                                              5.40         03/01/2016             177,857
        250,000    HOME DEPOT INCORPORATED                                              5.88         12/16/2036             250,853
        400,000    LOWE'S COMPANIES INCORPORATED                                        5.00         10/15/2015             389,510
         75,000    LOWE'S COMPANIES INCORPORATED                                        6.50         03/15/2029              80,898

                                                                                                                          1,558,116
                                                                                                                   ----------------
BUSINESS SERVICES - 0.44%
        180,000    ELECTRONIC DATA SYSTEMS CORPORATION SERIES B                         6.50         08/01/2013             183,882
        925,000    GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                     6.00         06/15/2012             964,109
        750,000    INTERNATIONAL LEASE FINANCE CORPORATION                              3.50         04/01/2009             728,115
        100,000    INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                   5.40         02/15/2012             101,273
        250,000    INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                   5.55         09/05/2012             253,149

                                                                                                                          2,230,528
                                                                                                                   ----------------
CHEMICALS & ALLIED PRODUCTS - 0.91%
        150,000    ABBOTT LABORATORIES                                                  5.60         05/15/2011             153,412
        150,000    ABBOTT LABORATORIES                                                  5.88         05/15/2016             157,089

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
CHEMICALS & ALLIED PRODUCTS (CONTINUED)
$       250,000    BRISTOL-MYERS SQUIBB COMPANY                                         5.88%        11/15/2036    $        256,570
        100,000    COLGATE-PALMOLIVE COMPANY SERIES MTN                                 5.20         11/07/2016             100,143
        100,000    DOW CHEMICAL COMPANY                                                 6.00         10/01/2012             102,443
        100,000    DOW CHEMICAL COMPANY                                                 7.38         11/01/2029             110,670
        200,000    EASTMAN CHEMICAL COMPANY                                             7.60         02/01/2027             224,594
        180,000    EI DU PONT DE NEMOURS & COMPANY                                      6.88         10/15/2009             188,403
         65,000    EI DU PONT DE NEMOURS & COMPANY                                      4.88         04/30/2014              63,627
         50,000    EI DU PONT DE NEMOURS & COMPANY                                      5.25         12/15/2016              49,619
         25,000    EI DU PONT DE NEMOURS & COMPANY                                      5.60         12/15/2036              24,536
        200,000    ELI LILLY & COMPANY                                                  2.90         03/15/2008             195,569
        125,000    GENENTECH INCORPORATED                                               4.40         07/15/2010             123,069
        250,000    GLAXOSMITHKLINE CAPITAL INCORPORATED                                 4.38         04/15/2014             238,985
         75,000    ICI WILMINGTON INCORPORATED                                          4.38         12/01/2008              73,883
         65,000    LUBRIZOL CORPORATION                                                 5.50         10/01/2014              64,144
         65,000    MERCK & COMPANY INCORPORATED                                         5.95         12/01/2028              67,583
        100,000    MONSANTO COMPANY                                                     5.50         08/15/2025              97,287
        300,000    PFIZER INCORPORATED                                                  4.50         02/15/2014             291,820
        150,000    PRAXAIR INCORPORATED                                                 6.38         04/01/2012             158,043
         75,000    PRAXAIR INCORPORATED                                                 5.38         11/01/2016              75,584
        150,000    PROCTER & GAMBLE COMPANY                                             6.88         09/15/2009             156,948
        500,000    PROCTER & GAMBLE COMPANY                                             4.85         12/15/2015             490,238
        100,000    PROCTER & GAMBLE COMPANY                                             5.80         08/15/2034             104,075
         75,000    ROHM & HAAS COMPANY                                                  7.85         07/15/2029              91,104
        120,000    SCHERING-PLOUGH CORPORATION                                          6.75         12/01/2033             133,430
        200,000    TEVA PHARMACEUTICAL FINANCE LLC                                      6.15         02/01/2036             198,622
        300,000    WYETH                                                                6.95         03/15/2011             320,309
        180,000    WYETH                                                                5.50         02/15/2016             182,916
        125,000    WYETH                                                                6.00         02/15/2036             131,563

                                                                                                                          4,626,278
                                                                                                                   ----------------
COMMUNICATIONS - 2.67%
         75,000    ALLTEL CORPORATION                                                   7.88         07/01/2032              83,288
         65,000    AMERICA MOVIL SA DE CV                                               6.38         03/01/2035              65,457
        300,000    AT&T INCORPORATED                                                    4.13         09/15/2009             293,252
        300,000    AT&T INCORPORATED                                                    6.25         03/15/2011             311,816
        325,000    AT&T INCORPORATED                                                    5.10         09/15/2014             319,974
        300,000    AT&T INCORPORATED                                                    8.00         11/15/2031             380,825
        360,000    AT&T WIRELESS                                                        7.88         03/01/2011             395,455
      1,000,000    AT&T WIRELESS                                                        8.13         05/01/2012           1,131,943
        225,000    AT&T WIRELESS                                                        8.75         03/01/2031             299,233
        325,000    BELLSOUTH CORPORATION                                                4.20         09/15/2009             318,411
        325,000    BELLSOUTH CORPORATION                                                5.20         09/15/2014             321,570
        180,000    BELLSOUTH CORPORATION                                                6.55         06/15/2034             190,654
        180,000    BELLSOUTH CORPORATION                                                6.00         11/15/2034             178,994
        180,000    BRITISH TELEPHONE PLC                                                8.38         12/15/2010             201,701
        180,000    CBS CORPORATION                                                      4.63         05/15/2018             157,652
        100,000    CENTURYTEL INCORPORATED                                              5.00         02/15/2015              93,139
        350,000    COMCAST CABLE HOLDINGS LLC                                           7.13         02/15/2028             384,177

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
COMMUNICATIONS (CONTINUED)
$       200,000    COMCAST CORPORATION                                                  5.45%        11/15/2010    $        201,979
        300,000    COMCAST CORPORATION                                                  5.30         01/15/2014             299,093
        225,000    COMCAST CORPORATION                                                  5.90         03/15/2016             231,623
        100,000    COMCAST CORPORATION                                                  4.95         06/15/2016              96,233
         75,000    COMCAST CORPORATION                                                  5.88         02/15/2018              76,410
        200,000    COMCAST CORPORATION                                                  6.50         11/15/2035             210,725
        150,000    COMCAST CORPORATION<<                                                6.45         03/15/2037             156,952
        180,000    COX COMMUNICATIONS INCORPORATED                                      4.63         01/15/2010             177,533
        180,000    COX COMMUNICATIONS INCORPORATED                                      5.45         12/15/2014             179,443
        100,000    EMBARQ CORPORATION                                                   6.74         06/01/2013             103,813
        350,000    EMBARQ CORPORATION                                                   7.08         06/01/2016             361,921
        120,000    MOTOROLA INCORPORATED                                                7.63         11/15/2010             129,261
        750,000    NEXTEL COMMUNICATIONS INCORPORATED SERIES E                          6.88         10/31/2013             768,530
         65,000    REED ELSEVIER CAPITAL INCORPORATED                                   4.63         06/15/2012              62,801
        275,000    SPRINT CAPITAL CORPORATION                                           6.13         11/15/2008             278,987
        300,000    SPRINT CAPITAL CORPORATION                                           8.38         03/15/2012             336,398
        180,000    SPRINT CAPITAL CORPORATION                                           6.90         05/01/2019             189,025
        225,000    SPRINT CAPITAL CORPORATION                                           8.75         03/15/2032             274,553
        415,000    TELECOM ITALIA CAPITAL SA                                            5.25         11/15/2013             403,971
        100,000    TIME WARNER ENTERTAINMENT COMPANY LP                                 7.25         09/01/2008             102,355
        150,000    TIME WARNER ENTERTAINMENT COMPANY LP                                 8.38         07/15/2033             189,502
        360,000    TIME WARNER INCORPORATED                                             6.88         05/01/2012             385,689
        325,000    TIME WARNER INCORPORATED                                             7.63         04/15/2031             377,507
        300,000    TIME WARNER INCORPORATED<<                                           7.70         05/01/2032             352,156
         50,000    TIME WARNER INCORPORATED<<                                           6.50         11/15/2036              51,873
        500,000    VERIZON GLOBAL FUNDING CORPORATION                                   7.25         12/01/2010             535,348
        325,000    VERIZON GLOBAL FUNDING CORPORATION                                   4.90         09/15/2015             314,400
        350,000    VERIZON GLOBAL FUNDING CORPORATION                                   7.75         12/01/2030             418,345
        100,000    VERIZON GLOBAL FUNDING CORPORATION                                   5.85         09/15/2035              97,548
        300,000    VERIZON (NEW JERSEY) INCORPORATED SERIES A                           5.88         01/17/2012             306,983
        180,000    VIACOM INCORPORATED                                                  5.75         04/30/2011             182,943
        180,000    VIACOM INCORPORATED<<                                                6.25         04/30/2016             183,853
        180,000    VIACOM INCORPORATED                                                  6.88         04/30/2036             184,905
        300,000    VODAFONE GROUP PLC                                                   7.75         02/15/2010             320,624

                                                                                                                         13,670,823
                                                                                                                   ----------------
DEPOSITORY INSTITUTIONS - 3.51%
        150,000    ABBEY NATIONAL CAPITAL TRUST I+/-                                    8.96         12/31/2049             204,421
        180,000    BAC CAPITAL TRUST VI<<                                               5.63         03/08/2035             174,453
        200,000    BAC CAPITAL TRUST XI                                                 6.63         05/23/2036             218,840
        800,000    BANK OF AMERICA CORPORATION                                          3.38         02/17/2009             777,133
      1,250,000    BANK OF AMERICA CORPORATION                                          4.50         08/01/2010           1,229,804
        250,000    BANK OF AMERICA CORPORATION                                          4.75         08/01/2015             243,129
        100,000    BANK OF AMERICA CORPORATION                                          5.63         10/14/2016             103,176
        250,000    BANK OF AMERICA CORPORATION++                                        5.49         03/15/2019             251,460
        450,000    BANK OF NEW YORK COMPANY INCORPORATED SERIES MTN                     4.95         01/14/2011             449,189
        500,000    BANK OF TOKYO-MITSUBISHI UFJ LIMITED (NEW YORK)                      7.40         06/15/2011             542,587
        240,000    BANK ONE CORPORATION                                                 7.63         10/15/2026             291,206

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
DEPOSITORY INSTITUTIONS (CONTINUED)
$       250,000    BANK ONE CORPORATION                                                 8.00%        04/29/2027    $        311,724
        250,000    BB&T CORPORATION                                                     5.20         12/23/2015             248,669
        625,000    CITIGROUP INCORPORATED                                               6.50         01/18/2011             655,999
        750,000    CITIGROUP INCORPORATED                                               5.63         08/27/2012             768,602
        900,000    CITIGROUP INCORPORATED<<                                             5.00         09/15/2014             883,552
        100,000    CITIGROUP INCORPORATED                                               6.13         08/25/2036             105,735
        500,000    COMERCIA BANK SERIES BKNT                                            5.75         11/21/2016             510,134
        100,000    COMERICA CAPITAL TRUST II                                            6.58         02/20/2037             100,542
        100,000    DEUTSCHE BANK FINANCIAL LLC                                          5.38         03/02/2015             100,870
        200,000    HSBC BANK USA NA NEW YORK                                            4.63         04/01/2014             193,024
        225,000    HSBC BANK USA NA NEW YORK SERIES BKNT                                5.63         08/15/2035             220,458
        825,000    JPMORGAN CHASE & COMPANY                                             3.50         03/15/2009             799,648
        600,000    JPMORGAN CHASE & COMPANY                                             5.60         06/01/2011             612,800
        250,000    JPMORGAN CHASE & COMPANY                                             5.25         05/01/2015             249,490
        350,000    KEYBANK NA                                                           5.80         07/01/2014             359,920
        250,000    M&I MARSHALL & ILSLEY BANK SERIES BKNT                               5.00         01/17/2017             243,182
        200,000    MELLON FUNDING CORPORATION                                           5.00         12/01/2014             197,068
        360,000    NATIONAL CITY CORPORATION                                            4.90         01/15/2015             348,901
        450,000    PNC FUNDING CORPORATION                                              5.13         12/14/2010             451,634
        150,000    SUNTRUST BANK                                                        5.00         09/01/2015             147,102
        250,000    SUNTRUST CAPITAL VIII+/-                                             6.10         12/15/2049             246,780
        200,000    UBS AG STAMFORD CT                                                   5.88         07/15/2016             209,854
        360,000    UBS PREFERRED FUNDING TRUST I+/-                                     8.62         12/31/2049             399,743
        200,000    UNION BANK OF CALIFORNIA SERIES BKNT                                 5.95         05/11/2016             207,249
        275,000    US BANK NA SERIES BKNT                                               4.95         10/30/2014             270,401
        725,000    WACHOVIA BANK NATIONAL SERIES BKNT                                   4.38         08/15/2008             716,886
        300,000    WACHOVIA CORPORATION                                                 5.25         08/01/2014             299,572
        500,000    WACHOVIA CORPORATION                                                 5.63         10/15/2016             509,963
        180,000    WACHOVIA CORPORATION                                                 5.50         08/01/2035             173,971
        325,000    WASHINGTON MUTUAL INCORPORATED                                       4.00         01/15/2009             318,382
        325,000    WASHINGTON MUTUAL INCORPORATED                                       5.25         09/15/2017             316,038
        900,000    WELLS FARGO & COMPANY+++                                             4.20         01/15/2010             882,545
        500,000    WELLS FARGO & COMPANY+++                                             5.30         08/26/2011             504,901
        500,000    WELLS FARGO BANK NA+++                                               4.75         02/09/2015             484,257
        150,000    WELLS FARGO BANK NA+++                                               5.95         08/26/2036             157,312
         75,000    WESTERN UNION COMPANY                                                5.40         11/17/2011              75,209
         75,000    WESTERN UNION COMPANY                                                5.93         10/01/2016              75,814
         75,000    WESTERN UNION COMPANY                                                6.20         11/17/2036              73,890

                                                                                                                         17,917,219
                                                                                                                   ----------------
EATING & DRINKING PLACES - 0.03%
        120,000    YUM! BRANDS INCORPORATED                                             8.88         04/15/2011             135,132
                                                                                                                   ----------------
ELECTRIC, GAS & SANITARY SERVICES - 1.90%
         75,000    AMERENUE                                                             5.40         02/01/2016              74,411
        100,000    AMERICAN ELECTRIC POWER COMPANY INCORPORATED SERIES C                5.38         03/15/2010             100,677
        315,000    APPALACHIAN POWER COMPANY SERIES L                                   5.80         10/01/2035             307,642
        500,000    ARIZONA PUBLIC SERVICE COMPANY                                       6.38         10/15/2011             518,516
        100,000    ATMOS ENERGY CORPORATION                                             4.95         10/15/2014              95,403

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
ELECTRIC, GAS & SANITARY SERVICES (CONTINUED)
$       180,000    CAROLINA POWER & LIGHT COMPANY<<                                     5.25%        12/15/2015    $        179,085
        100,000    CENTERPOINT ENERGY HOUSTON SERIES J2                                 5.70         03/15/2013             101,565
         65,000    COMMONWEALTH EDISON COMPANY SERIES 100                               5.88         02/01/2033              63,592
         50,000    COMMONWEALTH EDISON COMPANY SERIES 105                               5.40         12/15/2011              50,050
        180,000    CONSOLIDATED EDISON COMPANY OF NEW YORK                              4.88         02/01/2013             177,660
        100,000    CONSOLIDATED EDISON COMPANY OF NEW YORK SERIES 06-C                  5.50         09/15/2016             101,614
         50,000    CONSOLIDATED EDISON COMPANY OF NEW YORK SERIES D                     5.30         12/01/2016              50,064
         50,000    CONSOLIDATED EDISON COMPANY OF NEW YORK SERIES E                     5.70         12/01/2036              50,202
        100,000    CONSOLIDATED NATURAL GAS COMPANY SERIES A                            5.00         12/01/2014              97,847
        200,000    CONSTELLATION ENERGY GROUP INCORPORATED                              7.00         04/01/2012             216,007
        150,000    CONSUMERS ENERGY COMPANY SERIES B                                    5.38         04/15/2013             150,556
        100,000    DOMINION RESOURCES INCORPORATED                                      4.75         12/15/2010              98,601
        180,000    DOMINION RESOURCES INCORPORATED<<                                    5.70         09/17/2012             184,328
         50,000    DOMINION RESOURCES INCORPORATED SERIES A                             5.60         11/15/2016              50,547
        125,000    DOMINION RESOURCES INCORPORATED SERIES B                             5.95         06/15/2035             125,996
        150,000    DTE ENERGY COMPANY                                                   7.05         06/01/2011             160,513
        125,000    DUKE CAPITAL LLC                                                     5.67         08/15/2014             124,186
        100,000    DUKE CAPITAL LLC                                                     8.00         10/01/2019             115,293
         75,000    DUKE ENERGY CORPORATION                                              6.45         10/15/2032              81,763
        500,000    DUKE ENERGY CORPORATION SERIES D                                     7.38         03/01/2010             531,163
        120,000    DUKE ENERGY FIELD SERVICES LLC                                       7.88         08/16/2010             129,794
        100,000    EMERSON ELECTRIC COMPANY                                             4.75         10/15/2015              96,701
         55,000    ENERGY TRANSFER PARTNERS                                             6.13         02/15/2017              56,754
         30,000    ENERGY TRANSFER PARTNERS                                             6.63         10/15/2036              31,675
        125,000    EXELON CORPORATION                                                   4.90         06/15/2015             119,240
         65,000    EXELON CORPORATION                                                   5.63         06/15/2035              62,282
        150,000    EXELON GENERATION COMPANY LLC                                        6.95         06/15/2011             158,911
        150,000    FIRST ENERGY CORPORATION SERIES B                                    6.45         11/15/2011             157,618
        180,000    FIRST ENERGY CORPORATION SERIES C                                    7.38         11/15/2031             209,810
        150,000    FLORIDA POWER & LIGHT COMPANY                                        5.63         04/01/2034             150,909
        100,000    FLORIDA POWER CORPORATION                                            4.80         03/01/2013              97,803
        100,000    JERSEY CENTRAL POWER & LIGHT                                         5.63         05/01/2016             101,226
        125,000    KEYSPAN CORPORATION                                                  5.80         04/01/2035             122,317
         75,000    MIDAMERICAN ENERGY COMPANY                                           5.80         10/15/2036              75,728
        180,000    MIDAMERICAN ENERGY HOLDINGS                                          5.88         10/01/2012             185,769
        250,000    MIDAMERICAN ENERGY HOLDINGS                                          6.13         04/01/2036             258,435
        180,000    NISOURCE FINANCE CORPORATION                                         5.25         09/15/2017             172,562
         65,000    NISOURCE FINANCE CORPORATION                                         5.45         09/15/2020              62,182
         65,000    ONEOK INCORPORATED                                                   5.20         06/15/2015              62,657
        200,000    ONEOK PARTNERS LP                                                    6.15         10/01/2016             206,529
        125,000    PACIFIC GAS & ELECTRIC COMPANY                                       4.80         03/01/2014             121,516
        200,000    PACIFIC GAS & ELECTRIC COMPANY                                       6.05         03/01/2034             206,749
         75,000    PECO ENERGY COMPANY                                                  3.50         05/01/2008              73,556
        180,000    PROGRESS ENERGY INCORPORATED                                         7.10         03/01/2011             192,484
        120,000    PROGRESS ENERGY INCORPORATED                                         7.75         03/01/2031             147,745
        150,000    PSEG POWER LLC                                                       7.75         04/15/2011             163,554
         75,000    PSEG POWER LLC                                                       8.63         04/15/2031              97,699
        150,000    PUBLIC SERVICE COMPANY OF COLORADO                                   7.88         10/01/2012             169,156

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
ELECTRIC, GAS & SANITARY SERVICES (CONTINUED)
$       100,000    PUGET SOUND ENERGY INCORPORATED                                      6.27%        03/15/2037    $        103,209
        100,000    SOUTHERN CALIFORNIA EDISON COMPANY SERIES 05-A                       5.00         01/15/2016              98,018
        180,000    SOUTHERN CALIFORNIA EDISON COMPANY SERIES 05-E                       5.35         07/15/2035             172,373
         75,000    SOUTHERN CALIFORNIA GAS COMPANY                                      5.75         11/15/2035              76,148
        100,000    SOUTHERN COMPANY SERIES A                                            5.30         01/15/2012             100,700
        250,000    SOUTHERN POWER COMPANY SERIES D                                      4.88         07/15/2015             241,213
        100,000    SOUTHWESTERN ELECTRIC POWER COMPANY SERIES E                         5.55         01/15/2017             100,354
        100,000    SOUTHWESTERN PUBLIC SERVICE                                          6.00         10/01/2036             101,091
         50,000    TOLEDA EDISON COMPANY                                                6.15         05/15/2037              50,747
         75,000    TXU ELECTRIC DELIVERY COMPANY                                        6.38         05/01/2012              78,266
         75,000    TXU ELECTRIC DELIVERY COMPANY                                        7.00         05/01/2032              83,398
         75,000    TXU ELECTRIC DELIVERY COMPANY                                        7.25         01/15/2033              85,916
        150,000    TXU ENERGY COMPANY LLC                                               7.00         03/15/2013             156,322
        100,000    VIRGINIA ELECTRIC & POWER COMPANY SERIES A                           4.75         03/01/2013              97,448
        180,000    WASTE MANAGEMENT INCORPORATED                                        6.50         11/15/2008             183,501
         65,000    WASTE MANAGEMENT INCORPORATED                                        5.00         03/15/2014              63,014
        150,000    WASTE MANAGEMENT INCORPORATED                                        7.75         05/15/2032             179,209
        100,000    WISCONSIN ELECTRIC POWER                                             5.63         05/15/2033              98,829
         50,000    WISCONSIN ELECTRIC POWER                                             5.70         12/01/2036              50,131
        100,000    XCEL ENERGY INCORPORATED                                             7.00         12/01/2010             106,229

                                                                                                                          9,724,758
                                                                                                                   ----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 0.03%
        120,000    MOTOROLA INCORPORATED                                                7.50         05/15/2025             136,278
                                                                                                                   ----------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.02%
        100,000    QUEST DIAGNOSTICS INCORPORATED                                       5.13         11/01/2010              99,178
                                                                                                                   ----------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.04%
        200,000    FORTUNE BRANDS INCORPORATED                                          5.38         01/15/2016             194,564
                                                                                                                   ----------------
FOOD & KINDRED PRODUCTS - 0.81%
        100,000    ALTRIA GROUP INCORPORATED                                            5.63         11/04/2008             100,550
        150,000    ALTRIA GROUP INCORPORATED                                            7.00         11/04/2013             164,754
        180,000    ANHEUSER-BUSCH COMPANIES INCORPORATED                                4.38         01/15/2013             172,384
         50,000    ANHEUSER-BUSCH COMPANIES INCORPORATED                                5.60         03/01/2017              50,760
        250,000    ANHEUSER-BUSCH COMPANIES INCORPORATED                                5.75         04/01/2036             247,202
        200,000    ARCHER-DANIELS-MIDLAND COMPANY                                       5.38         09/15/2035             190,887
        100,000    BOTTLING GROUP LLC                                                   4.63         11/15/2012              97,802
        180,000    COCA-COLA ENTERPRISES INCORPORATED                                   4.38         09/15/2009             177,354
        120,000    COCA-COLA ENTERPRISES INCORPORATED                                   8.50         02/01/2022             154,281
        180,000    COCA-COLA ENTERPRISES INCORPORATED                                   6.75         09/15/2028             201,106
        150,000    CONAGRA FOODS INCORPORATED                                           6.75         09/15/2011             159,022
        120,000    CONAGRA FOODS INCORPORATED                                           8.25         09/15/2030             150,766
        225,000    GENERAL MILLS INCORPORATED                                           6.00         02/15/2012             232,949
        100,000    GENERAL MILLS INCORPORATED                                           5.70         02/15/2017             101,581
        150,000    GRAND METROPOLITAN INVESTMENT CORPORATION                            7.45         04/15/2035             182,159
        225,000    HJ HEINZ FINANCE COMPANY                                             6.63         07/15/2011             236,454
        250,000    KELLOGG COMPANY                                                      2.88         06/01/2008             242,844
        350,000    KELLOGG COMPANY SERIES B                                             6.60         04/01/2011             368,937
        125,000    KRAFT FOODS INCORPORATED                                             4.13         11/12/2009             121,911

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
FOOD & KINDRED PRODUCTS (CONTINUED)
$       275,000    KRAFT FOODS INCORPORATED                                            5.63%         11/01/2011    $        280,212
         75,000    KRAFT FOODS INCORPORATED                                            6.50          11/01/2031              80,393
        100,000    PEPSI BOTTLING GROUP INCORPORATED SERIES B                          7.00          03/01/2029             116,317
        250,000    SARA LEE CORPORATION                                                6.25          09/15/2011             257,998
         75,000    WM WRIGLEY JR COMPANY                                               4.30          07/15/2010              73,317

                                                                                                                          4,161,940
                                                                                                                   ----------------
FOOD STORES - 0.14%
        350,000    KROGER COMPANY                                                      6.75          04/15/2012             371,495
        100,000    KROGER COMPANY                                                      4.95          01/15/2015              94,997
         75,000    KROGER COMPANY                                                      7.50          04/01/2031              84,158
        100,000    SAFEWAY INCORPORATED                                                4.95          08/16/2010              99,046
         75,000    SAFEWAY INCORPORATED<<                                              7.25          02/01/2031              82,159

                                                                                                                            731,855
                                                                                                                   ----------------
FORESTRY - 0.09%
        180,000    WEYERHAEUSER COMPANY                                                6.75          03/15/2012             191,232
        225,000    WEYERHAEUSER COMPANY                                                7.38          03/15/2032             245,740

                                                                                                                            436,972
                                                                                                                   ----------------
FURNITURE & FIXTURES - 0.12%
         50,000    CINTAS CORPORATION #2                                               6.15          08/15/2036              52,455
        180,000    MASCO CORPORATION                                                   5.88          07/15/2012             182,810
        350,000    MASCO CORPORATION                                                   6.13          10/03/2016             361,365

                                                                                                                            596,630
                                                                                                                   ----------------
GENERAL MERCHANDISE STORES - 0.51%
        100,000    COSTCO WHOLESALE CORPORATION                                        5.30          03/15/2012             101,269
        100,000    FEDERATED RETAIL HOLDINGS INCORPORATED                              5.90          12/01/2016             101,543
        250,000    JC PENNEY COMPANY INCORPORATED                                      7.95          04/01/2017             288,692
        125,000    MAY DEPARTMENT STORES COMPANY                                       4.80          07/15/2009             123,629
        180,000    TARGET CORPORATION                                                  5.40          10/01/2008             181,127
        150,000    TARGET CORPORATION                                                  7.00          07/15/2031             176,519
        800,000    WAL-MART STORES INCORPORATED                                        6.88          08/10/2009             835,547
        500,000    WAL-MART STORES INCORPORATED<<                                      4.13          02/15/2011             485,781
        180,000    WAL-MART STORES INCORPORATED                                        4.55          05/01/2013             174,844
        125,000    WAL-MART STORES INCORPORATED                                        5.25          09/01/2035             117,623

                                                                                                                          2,586,574
                                                                                                                   ----------------
HEALTH SERVICES - 0.17%
        350,000    AETNA INCORPORATED                                                  5.75          06/15/2011             358,505
        180,000    CARDINAL HEALTH INCORPORATED                                        5.85          12/15/2017             182,858
        225,000    MERCK & COMPANY INCORPORATED                                        4.75          03/01/2015             217,875
        100,000    SCHERING-PLOUGH CORPORATION                                         5.55          12/01/2013             101,042

                                                                                                                            860,280
                                                                                                                   ----------------
HOLDING & OTHER INVESTMENT OFFICES - 0.76%
         50,000    ALLIED CAPITAL CORPORATION                                          6.63          07/15/2011              50,937
        100,000    AMERIPRISE FINANCIAL INCORPORATED                                   5.35          11/15/2010             100,988
        500,000    BERKSHIRE HATHAWAY FINANCE CORPORATION                              4.85          01/15/2015             491,196

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
HOLDING & OTHER INVESTMENT OFFICES (CONTINUED)
$       100,000    BOSTON PROPERTIES LP                                                6.25%         01/15/2013    $        105,109
         65,000    COLONIAL REALTY LP                                                  5.50          10/01/2015              64,216
      1,350,000    CREDIT SUISSE USA INCORPORATED                                      6.50          01/15/2012           1,431,732
        180,000    ERP OPERATING LP                                                    5.25          09/15/2014             180,047
         75,000    FUND AMERICAN COMPANIES INCORPORATED                                5.88          05/15/2013              75,689
        450,000    GENERAL ELECTRIC CAPITAL CORPORATION                                4.13          03/04/2008             445,338
        360,000    GOLDMAN SACHS GROUP INCORPORATED                                    5.15          01/15/2014             356,260
        100,000    HEALTH CARE PROPERTY INVESTORS INCORPORATED                         5.63          05/01/2017              97,415
        180,000    ISTAR FINANCIAL INCORPORATED                                        5.15          03/01/2012             177,053
        100,000    MACK-CALI REALTY LP                                                 7.75          02/15/2011             108,357
        180,000    SIMON PROPERTY GROUP LP                                             3.75          01/30/2009             175,739

                                                                                                                          3,860,076
                                                                                                                   ----------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.03%
         75,000    MARRIOTT INTERNATIONAL                                              5.81          11/10/2015              75,297
         50,000    STARWOOD HOTELS & RESORTS                                           7.38          11/15/2015              52,620
         50,000    WYNDHAM WORLDWIDE CORPORATION++                                     6.00          12/01/2016              50,472

                                                                                                                            178,389
                                                                                                                   ----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.47%
        250,000    CATERPILLAR INCORPORATED                                            6.05          08/15/2036             263,515
         75,000    COMPUTER SCIENCES CORPORATION                                       7.38          06/15/2011              80,464
        500,000    DEERE & COMPANY                                                     7.85          05/15/2010             538,937
        180,000    HEWLETT-PACKARD COMPANY                                             6.50          07/01/2012             192,061
        200,000    IBM CORPORATION                                                     4.75          11/29/2012             198,182
        250,000    IBM CORPORATION                                                     5.88          11/29/2032             262,447
        180,000    IBM CORPORATION SERIES MTN                                          4.38          06/01/2009             177,763
        100,000    ORACLE CORPORATION                                                  5.00          01/15/2011              99,968
        350,000    ORACLE CORPORATION                                                  5.25          01/15/2016             349,976
        250,000    PITNEY BOWES INCORPORATED SERIES MTN                                4.75          01/15/2016             238,320

                                                                                                                          2,401,633
                                                                                                                   ----------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.10%
         75,000    AON CORPORATION                                                     8.21          01/01/2027              88,091
        100,000    HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                      4.63          07/15/2013              96,427
         75,000    HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                      5.95          10/15/2036              77,551
        200,000    MARSH & MCLENNAN COMPANIES INCORPORATED                             5.15          09/15/2010             198,910
         75,000    WILLIS NORTH AMERICA INCORPORATED                                   5.63          07/15/2015              73,070

                                                                                                                            534,049
                                                                                                                   ----------------
INSURANCE CARRIERS - 0.91%
         75,000    ACE INA HOLDINGS INCORPORATED                                       5.88          06/15/2014              77,247
         75,000    AEGON FUNDING CORPORATION                                           5.75          12/15/2020              77,185
        180,000    ALLSTATE CORPORATION                                                5.55          05/09/2035             176,124
        250,000    AMERICAN INTERNATIONAL GROUP                                        5.05          10/01/2015             247,703
        250,000    AMERICAN INTERNATIONAL GROUP                                        6.25          05/01/2036             270,852
         75,000    ASSURANT INCORPORATED                                               6.75          02/15/2034              82,572
         50,000    CIGNA CORPORATION                                                   6.15          11/15/2036              51,259
         75,000    CINCINNATI FINANCIAL CORPORATION                                    6.92          05/15/2028              84,352

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
INSURANCE CARRIERS (CONTINUED)
$        50,000    CNA FINANCIAL CORPORATION                                           6.00%         08/15/2011    $         51,137
         65,000    CNA FINANCIAL CORPORATION                                           5.85          12/15/2014              65,716
         50,000    CNA FINANCIAL CORPORATION                                           6.50          08/15/2016              52,433
        180,000    GE GLOBAL INSURANCE HOLDINGS                                        7.00          02/15/2026             203,753
        350,000    GENTWORTH GLOBAL FUNDING TRUSTS SERIES MTN                          5.75          05/15/2013             360,165
        100,000    GENWORTH FINANCIAL INCORPORATED                                     4.95          10/01/2015              97,483
        250,000    JEFFERSON-PILOT CORPORATION                                         4.75          01/30/2014             240,492
        100,000    LOEWS CORPORATION                                                   5.25          03/15/2016              98,727
         65,000    MBIA INCORPORATED                                                   5.70          12/01/2034              63,772
        100,000    METLIFE INCORPORATED                                                6.13          12/01/2011             104,445
        250,000    METLIFE INCORPORATED                                                5.00          11/24/2013             247,831
        280,000    METLIFE INCORPORATED                                                6.38          06/15/2034             304,377
         75,000    NATIONWIDE FINANCIAL SERVICES                                       5.90          07/01/2012              77,124
        100,000    PRINCIPAL LIFE INCOME FUNDING TRUSTS                                3.20          04/01/2009              96,297
         75,000    PROGRESSIVE CORPORATION                                             6.25          12/01/2032              81,273
        100,000    PROTECTIVE LIFE SECURED TRUST                                       4.85          08/16/2010              99,675
        105,000    PRUDENTIAL FINANCIAL INCORPORATED SERIES MTN                        5.10          12/14/2011             105,003
        180,000    PRUDENTIAL FINANCIAL INCORPORATED SERIES MTNC                       5.40          06/13/2035             170,992
         75,000    SAFECO CORPORATION                                                  4.88          02/01/2010              74,576
        180,000    ST PAUL TRAVELERS COMPANIES INCORPORATED                            5.50          12/01/2015             181,938
         75,000    TRANSATLANTIC HOLDINGS INCORPORATED                                 5.75          12/14/2015              75,506
        250,000    UNITEDHEALTH GROUP INCORPORATED                                     5.25          03/15/2011             251,255
        125,000    UNITEDHEALTH GROUP INCORPORATED                                     4.88          03/15/2015             121,481
        100,000    WELLPOINT INCORPORATED                                              5.00          01/15/2011              99,725
        100,000    WELLPOINT INCORPORATED                                              5.25          01/15/2016              99,643
         75,000    WELLPOINT INCORPORATED                                              5.85          01/15/2036              75,411
        100,000    WR BERKLEY CORPORATION                                              6.25          02/15/2037             102,625

                                                                                                                          4,670,149
                                                                                                                   ----------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
& OPTICAL GOODS - 0.18%
         50,000    BAXTER INTERNATIONAL INCORPORATED                                   5.90          09/01/2016              51,987
        250,000    BOSTON SCIENTIFIC CORPORATION                                       6.40          06/15/2016             258,805
        125,000    MEDTRONIC INCORPORATED SERIES B                                     4.38          09/15/2010             122,655
        225,000    RAYTHEON COMPANY                                                    4.85          01/15/2011             222,925
        250,000    XEROX CORPORATION                                                   6.75          02/01/2017             264,272

                                                                                                                            920,644
                                                                                                                   ----------------
METAL MINING - 0.03%
        150,000    SOUTHERN COPPER CORPORATION                                         7.50          07/27/2035             166,559
                                                                                                                   ----------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.11%
        360,000    GENERAL ELECTRIC COMPANY                                            5.00          02/01/2013             358,776
        200,000    TYCO INTERNATIONAL GROUP SA                                         6.38          10/15/2011             211,778

                                                                                                                            570,554
                                                                                                                   ----------------
MISCELLANEOUS RETAIL - 0.10%
         65,000    CVS CORPORATION                                                     4.00          09/15/2009              63,187
        250,000    CVS CORPORATION                                                     6.13          08/15/2016             261,381
        180,000    FEDERATED DEPARTMENT STORES INCORPORATED                            6.90          04/01/2029             185,369

                                                                                                                            509,937
                                                                                                                   ----------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
MOTION PICTURES - 0.18%
$       180,000    NEWS AMERICA INCORPORATED                                           5.30%         12/15/2014    $        179,991
        450,000    NEWS AMERICA INCORPORATED                                           6.40          12/15/2035             464,419
        180,000    WALT DISNEY COMPANY                                                 6.38          03/01/2012             190,077
         75,000    WALT DISNEY COMPANY                                                 7.00          03/01/2032              87,794

                                                                                                                            922,281
                                                                                                                   ----------------
NATIONAL SECURITY & INTERNATIONAL AFFAIRS - 0.02%
         75,000    GOODRICH CORPORATION                                                7.63          12/15/2012              83,683
                                                                                                                   ----------------
NETWORKING PRODUCTS - 0.09%
        180,000    CISCO SYSTEMS INCORPORATED                                          5.25          02/22/2011             181,534
        275,000    CISCO SYSTEMS INCORPORATED                                          5.50          02/22/2016             279,859

                                                                                                                            461,393
                                                                                                                   ----------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 2.22%
        100,000    ALLSTATE LIFE GLOBAL FUNDING TRUSTS SERIES 04-1                     4.50          05/29/2009              98,918
        100,000    ALLSTATE LIFE GLOBAL FUNDING TRUSTS SERIES MTN                      4.25          02/26/2010              97,517
        200,000    AMERICAN EXPRESS+/-                                                 6.80          09/01/2049             215,465
        200,000    AMERICAN EXPRESS CREDIT CORPORATION                                 3.00          05/16/2008             195,057
        100,000    AMERICAN EXPRESS CREDIT CORPORATION                                 5.30          12/02/2015             101,122
        180,000    AMERICAN GENERAL FINANCE CORPORATION SERIES MTN                     4.88          05/15/2010             179,207
        180,000    AMERICAN GENERAL FINANCE CORPORATION SERIES MTNI                    5.40          12/01/2015             180,850
        300,000    BOEING CAPITAL CORPORATION                                          6.10          03/01/2011             311,577
        100,000    BRANCH BANKING & TRUST SERIES BKNT                                  5.63          09/15/2016             102,227
         50,000    CAPITAL ONE CAPITAL IV                                              6.75          02/17/2037              50,850
        115,000    CAPITAL ONE FINANCIAL CORPORATION SERIES MTN                        5.70          09/15/2011             116,912
        300,000    CAPITAL ONE FINANCIAL CORPORATION                                   4.80          02/21/2012             293,562
        180,000    CATERPILLAR FINANCIAL SERVICES CORPORATION                          4.30          06/01/2010             176,242
        275,000    CATERPILLAR FINANCIAL SERVICES CORPORATION SERIES MTN               5.50          03/15/2016             278,226
         65,000    CATERPILLAR FINANCIAL SERVICES CORPORATION SERIES MTNF              4.75          02/17/2015              62,712
        325,000    CIT GROUP INCORPORATED                                              5.00          11/24/2008             324,439
         90,000    CIT GROUP INCORPORATED                                              5.40          02/13/2012              90,715
         50,000    CIT GROUP INCORPORATED+/-                                           6.10          03/15/2049              49,991
        275,000    CITIGROUP INCORPORATED                                              6.00          10/31/2033             285,827
        100,000    COUNTRYWIDE FINANCIAL CORPORATION                                   6.25          05/15/2016             101,777
        525,000    GENERAL ELECTRIC CAPITAL CORPORATION                                5.00          11/15/2011             524,509
        500,000    GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN                     5.00          01/08/2016             493,187
        450,000    GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                    4.13          09/01/2009             441,397
        400,000    GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                    6.75          03/15/2032             465,104
        200,000    HSBC FINANCE CAPITAL TRUST IX+/-                                    5.91          11/30/2035             204,065
        275,000    HSBC FINANCE CORPORATION                                            4.75          05/15/2009             273,710
        300,000    HSBC FINANCE CORPORATION                                            4.63          09/15/2010             296,415
        450,000    HSBC FINANCE CORPORATION                                            5.25          01/14/2011             452,856
        800,000    HSBC FINANCE CORPORATION                                            6.38          11/27/2012             849,449
        325,000    HSBC FINANCE CORPORATION                                            5.00          06/30/2015             317,415
        550,000    HSBC FINANCE CORPORATION SERIES MTN                                 4.13          03/11/2008             544,012
        325,000    INTERNATIONAL LEASE FINANCE CORPORATION<<                           5.00          04/15/2010             324,128
        250,000    JOHN DEERE CAPITAL CORPORATION                                      7.00          03/15/2012             270,568
        180,000    JPMORGAN CHASE CAPITAL XV                                           5.88          03/15/2035             177,900

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS (CONTINUED)
$       150,000    JPMORGAN CHASE CAPITAL XXII SERIES V                                6.45%         02/02/2037    $        156,212
        180,000    NATIONAL RURAL UTILITIES COOPERATIVE FINANCE                        7.25          03/01/2012             196,824
                   CORPORATION SERIES MTNC
        150,000    NATIONAL RURAL UTILITIES COOPERATIVE FINANCE                        8.00          03/01/2032             195,399
                   CORPORATION SERIES MTNC
        200,000    RESIDENTIAL CAPITAL CORPORATION                                     6.38          06/30/2010             201,748
        200,000    RESIDENTIAL CAPITAL CORPORATION                                     6.00          02/22/2011             198,955
        200,000    RESIDENTIAL CAPITAL CORPORATION                                     6.50          04/17/2013             201,933
         65,000    SLM CORPORATION SERIES MTN                                          5.63          08/01/2033              63,445
        325,000    SLM CORPORATION SERIES MTNA                                         4.00          01/15/2009             318,929
        300,000    SLM CORPORATION SERIES MTNA                                         5.00          10/01/2013             296,174
        180,000    TEXTRON FINANCIAL CORPORATION                                       4.60          05/03/2010             177,988
        175,000    TOYOTA MOTOR CREDIT CORPORATION                                     4.25          03/15/2010             172,146
        100,000    UNILEVER CAPITAL CORPORATION                                        7.13          11/01/2010             106,825
        100,000    UNILEVER CAPITAL CORPORATION                                        5.90          11/15/2032             102,521

                                                                                                                         11,337,007
                                                                                                                   ----------------
OIL & GAS EXTRACTION - 0.59%
        100,000    ANADARKO PETROLEUM CORPORATION                                      5.95          09/15/2016             101,376
        100,000    ANADARKO PETROLEUM CORPORATION                                      6.45          09/15/2036             101,862
        100,000    APACHE CORPORATION                                                  6.25          04/15/2012             104,979
         30,000    APACHE CORPORATION<<                                                5.63          01/15/2017              30,625
        100,000    APACHE CORPORATION                                                  6.00          01/15/2037             102,818
         65,000    CANADIAN NATURAL RESOURCES LIMITED                                  5.85          02/01/2035              62,485
        750,000    CONOCOPHILLIPS                                                      8.75          05/25/2010             833,595
        180,000    DEVON FINANCING CORPORATION ULC                                     6.88          09/30/2011             191,963
        120,000    DEVON FINANCING CORPORATION ULC                                     7.88          09/30/2031             146,755
        150,000    HALLIBURTON COMPANY                                                 5.50          10/15/2010             151,787
        180,000    HESS CORPORATION                                                    7.88          10/01/2029             215,120
        120,000    NEXEN INCORPORATED                                                  7.88          03/15/2032             146,246
        180,000    OCCIDENTAL PETROLEUM CORPORATION                                    6.75          01/15/2012             193,312
        100,000    PANHANDLE EASTERN PIPE LINE                                         4.80          08/15/2008              99,264
        250,000    PC FINANCIAL PARTNERSHIP                                            5.00          11/15/2014             242,071
         65,000    TALISMAN ENERGY INCORPORATED                                        5.13          05/15/2015              62,361
        125,000    XTO ENERGY INCORPORATED                                             4.90          02/01/2014             120,962
        125,000    XTO ENERGY INCORPORATED                                             6.10          04/01/2036             124,993

                                                                                                                          3,032,574
                                                                                                                   ----------------
PAPER & ALLIED PRODUCTS - 0.11%
        125,000    INTERNATIONAL PAPER COMPANY                                         4.00          04/01/2010             121,131
        180,000    INTERNATIONAL PAPER COMPANY                                         5.30          04/01/2015             175,045
         75,000    MEADWESTVACO CORPORATION                                            6.85          04/01/2012              79,768
        100,000    TEMPLE-INLAND INCORPORATED                                          7.88          05/01/2012             109,540
         75,000    WESTVACO CORPORATION                                                8.20          01/15/2030              87,386

                                                                                                                            572,870
                                                                                                                   ----------------
PETROLEUM REFINING & RELATED INDUSTRIES - 0.23%
        300,000    CONOCOPHILLIPS HOLDING COMPANY                                      6.95          04/15/2029             348,028
        125,000    ENTERPRISE PRODUCTS OPERATING LP                                    4.95          06/01/2010             124,290
         65,000    ENTERPRISE PRODUCTS OPERATING LP SERIES B                           5.60          10/15/2014              65,250
        120,000    HESS CORPORATION                                                    7.30          08/15/2031             136,663

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
PETROLEUM REFINING & RELATED INDUSTRIES (CONTINUED)
$      150,000     MARATHON OIL CORPORATION                                            6.00%         07/01/2012    $        155,457
       100,000     SEMPRA ENERGY                                                       6.00          02/01/2013             103,750
       100,000     SUNOCO INCORPORATED                                                 5.75          01/15/2017              99,684
       100,000     VALERO ENERGY CORPORATION                                           7.50          04/15/2032             117,721

                                                                                                                          1,150,843
                                                                                                                   ----------------
PIPELINES, EXCEPT NATURAL GAS - 0.19%
       100,000     BOARDWALK PIPELINES LP                                              5.88          11/15/2016             101,281
        75,000     CENTERPOINT ENERGY RESOURCES CORPORATION SERIES B                   7.88          04/01/2013              84,077
        65,000     ENBRIDGE ENERGY PARTNERS LP                                         5.88          12/15/2016              66,022
        75,000     ENTERPRISE PRODUCTS OPERATING LP SERIES B                           6.88          03/01/2033              81,597
       100,000     KANEB PIPE LINE OPERATING PARTNERSHIP LP                            5.88          06/01/2013             101,525
       100,000     KINDER MORGAN ENERGY PARTNERS LP                                    5.00          12/15/2013              97,350
       100,000     KINDER MORGAN ENERGY PARTNERS LP                                    5.80          03/15/2035              94,838
        50,000     PLAINS ALL AMERICAN PIPELINE LP++                                   6.13          01/15/2017              51,417
       200,000     PLAINS ALL AMERICAN PIPELINE LP++                                   6.65          01/15/2037             210,121
        75,000     TEXAS EASTERN TRANSMISSION LP                                       7.00          07/15/2032              85,559

                                                                                                                            973,787
                                                                                                                   ----------------
PRIMARY METAL INDUSTRIES - 0.09%
       250,000     ALCOA INCORPORATED                                                  6.50          06/01/2011             263,361
        25,000     ALCOA INCORPORATED                                                  5.55          02/01/2017              25,302
        50,000     ALCOA INCORPORATED                                                  5.90          02/01/2027              50,759
        75,000     ALCOA INCORPORATED                                                  6.75          01/15/2028              83,550
        25,000     ALCOA INCORPORATED                                                  5.95          02/01/2037              25,599

                                                                                                                            448,571
                                                                                                                   ----------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.12%
       125,000     GANNETT COMPANY INCORPORATED                                        4.13          06/15/2008             123,350
        75,000     RR DONNELLEY & SONS COMPANY                                         4.95          05/15/2010              74,297
        20,000     RR DONNELLEY & SONS COMPANY                                         5.63          01/15/2012              20,291
        65,000     RR DONNELLEY & SONS COMPANY                                         5.50          05/15/2015              63,324
        50,000     RR DONNELLEY & SONS COMPANY                                         6.13          01/15/2017              51,014
       250,000     VIACOM CORPORATION                                                  7.70          07/30/2010             269,475

                                                                                                                            601,751
                                                                                                                   ----------------
RAILROAD TRANSPORTATION - 0.30%
       500,000     BURLINGTON NORTHERN SANTA FE CORPORATION                            4.88          01/15/2015             483,370
       300,000     CSX CORPORATION                                                     6.30          03/15/2012             313,224
       100,000     CSX CORPORATION<<                                                   6.00          10/01/2036             100,965
       275,000     NORFOLK SOUTHERN CORPORATION                                        5.59          05/17/2025             266,731
       360,000     UNION PACIFIC CORPORATION                                           4.88          01/15/2015             349,146

                                                                                                                          1,513,436
                                                                                                                   ----------------
REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.27%
       200,000     HEALTH CARE PROPERTY INVESTORS INCORPORATED                         6.00          01/30/2017             202,258
        75,000     HEALTHCARE REALTY TRUST INCORPORATED                                8.13          05/01/2011              81,453
        75,000     LIBERTY PROPERTY LP                                                 5.50          12/15/2016              75,231
       100,000     PROLOGIS                                                            5.25          11/15/2010             100,308

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
REAL ESTATE INVESTMENT TRUSTS (REITS) (CONTINUED)
$       300,000    PROLOGIS TRUST                                                      5.63%         11/15/2016    $        304,434
        100,000    REALTY INCOME CORPORATION                                           5.95          09/15/2016             103,376
         50,000    SIMON PROPERTY GROUP LP                                             5.00          03/01/2012              49,695
        300,000    SIMON PROPERTY GROUP LP                                             5.75          05/01/2012             307,923
        125,000    SIMON PROPERTY GROUP LP                                             5.75          12/01/2015             128,530
         50,000    SIMON PROPERTY GROUP LP                                             5.25          12/01/2016              49,584

                                                                                                                          1,402,792
                                                                                                                   ----------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.91%
        600,000    BEAR STEARNS COMPANIES INCORPORATED                                 5.50          08/15/2011             608,342
        180,000    BEAR STEARNS COMPANIES INCORPORATED                                 5.30          10/30/2015             178,509
         25,000    BEAR STEARNS COMPANIES INCORPORATED                                 5.55          01/22/2017              24,963
        225,000    BEAR STEARNS COMPANIES INCORPORATED SERIES MTNB                     4.55          06/23/2010             221,530
        250,000    CREDIT SUISSE USA INCORPORATED                                      7.13          07/15/2032             299,594
        725,000    GOLDMAN SACHS GROUP INCORPORATED                                    6.60          01/15/2012             769,593
        275,000    GOLDMAN SACHS GROUP INCORPORATED                                    5.35          01/15/2016             272,756
        500,000    GOLDMAN SACHS GROUP INCORPORATED                                    5.75          10/01/2016             509,434
         70,000    GOLDMAN SACHS GROUP INCORPORATED                                    5.95          01/15/2027              69,736
        450,000    GOLDMAN SACHS GROUP INCORPORATED                                    6.35          02/15/2034             459,662
        800,000    LEHMAN BROTHERS HOLDINGS INCORPORATED                               3.50          08/07/2008             782,306
        200,000    LEHMAN BROTHERS HOLDINGS INCORPORATED                               5.50          04/04/2016             201,783
        200,000    LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTNG<<                 4.80          03/13/2014             193,702
        725,000    MERRILL LYNCH & COMPANY INCORPORATED                                6.00          02/17/2009             737,276
        450,000    MERRILL LYNCH & COMPANY INCORPORATED                                5.45          07/15/2014             455,335
        250,000    MERRILL LYNCH & COMPANY INCORPORATED                                6.05          05/16/2016             259,941
        100,000    MERRILL LYNCH & COMPANY INCORPORATED                                6.22          09/15/2026             102,498
        300,000    MERRILL LYNCH & COMPANY INCORPORATED                                6.11          01/29/2037             299,602
        500,000    MERRILL LYNCH & COMPANY INCORPORATED SERIES MTN                     5.77          07/25/2011             514,183
      1,100,000    MORGAN STANLEY                                                      3.88          01/15/2009           1,077,568
        500,000    MORGAN STANLEY                                                      6.60          04/01/2012             532,849
        525,000    MORGAN STANLEY                                                      5.38          10/15/2015             525,858
        120,000    MORGAN STANLEY                                                      7.25          04/01/2032             143,198
        500,000    MORGAN STANLEY SERIES EMTN<<                                        5.45          01/09/2017             496,663

                                                                                                                          9,736,881
                                                                                                                   ----------------
TRANSPORTATION BY AIR - 0.07%
         50,000    FEDEX CORPORATION                                                   5.50          08/15/2009              50,381
        120,000    LOCKHEED MARTIN CORPORATION                                         8.50          12/01/2029             162,651
        120,000    RAYTHEON COMPANY                                                    7.20          08/15/2027             142,968

                                                                                                                            356,000
                                                                                                                   ----------------
TRANSPORTATION EQUIPMENT - 0.66%
        180,000    BOEING COMPANY                                                      6.13          02/15/2033             198,363
        525,000    DAIMLERCHRYSLER NA HOLDING CORPORATION                              4.05          06/04/2008             516,771
        500,000    DAIMLERCHRYSLER NA HOLDING CORPORATION                              8.00          06/15/2010             538,980
        100,000    DAIMLERCHRYSLER NA HOLDING CORPORATION                              5.88          03/15/2011             101,769
        330,000    DAIMLERCHRYSLER NA HOLDING CORPORATION                              6.50          11/15/2013             346,760
        225,000    DAIMLERCHRYSLER NA HOLDING CORPORATION<<                            8.50          01/18/2031             281,090
        450,000    GENERAL DYNAMICS CORPORATION                                        3.00          05/15/2008             438,838

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
TRANSPORTATION EQUIPMENT (CONTINUED)
$       150,000    HONEYWELL INTERNATIONAL INCORPORATED                                7.50%         03/01/2010    $        160,462
        150,000    JOHNSON CONTROLS INCORPORATED                                       5.25          01/15/2011             150,366
        120,000    NORTHROP GRUMMAN CORPORATION                                        7.75          02/15/2031             151,545
        180,000    UNITED TECHNOLOGIES CORPORATION                                     4.38          05/01/2010             176,730
        100,000    UNITED TECHNOLOGIES CORPORATION                                     4.88          05/01/2015              97,854
        180,000    UNITED TECHNOLOGIES CORPORATION                                     7.50          09/15/2029             222,922

                                                                                                                          3,382,450
                                                                                                                   ----------------
WHOLESALE TRADE-DURABLE GOODS - 0.03%
        180,000    JOHNSON & JOHNSON                                                   4.95          05/15/2033             172,347
                                                                                                                   ----------------
TOTAL CORPORATE BONDS & NOTES (COST $107,124,449)                                                                       110,885,448
                                                                                                                   ----------------
FOREIGN CORPORATE BONDS - 2.50%
        150,000    ALBERTA ENERGY COMPANY LIMITED                                      8.13          09/15/2030             185,474
        180,000    ALCAN INCORPORATED                                                  5.00          06/01/2015             174,202
        100,000    ALCAN INCORPORATED                                                  6.13          12/15/2033             100,845
        100,000    AMERICA MOVIL SA DE CV                                              4.13          03/01/2009              97,912
         75,000    ANADARKO FINANCE COMPANY SERIES B                                   6.75          05/01/2011              78,973
        325,000    ANADARKO FINANCE COMPANY SERIES B                                   7.50          05/01/2031             369,497
         75,000    ASTRAZENECA PLC                                                     5.40          06/01/2014              76,151
        150,000    AXA SA                                                              8.60          12/15/2030             197,852
         65,000    AXIS CAPITAL HOLDINGS LIMITED                                       5.75          12/01/2014              65,308
        250,000    BHP BILLITON FINANCE USA LIMITED                                    5.00          12/15/2010             249,436
        150,000    BHP BILLITON FINANCE USA LIMITED                                    5.25          12/15/2015             149,326
        100,000    BRITISH SKY BROADCASTING PLC                                        6.88          02/23/2009             103,027
        150,000    BRITISH TELECOMMUNICATIONS PLC                                      8.88          12/15/2030             210,875
        100,000    BURLINGTON RESOURCES FINANCE COMPANY                                6.50          12/01/2011             105,861
         65,000    CANADIAN NATURAL RESOURCES LIMITED                                  4.90          12/01/2014              62,714
        360,000    CANADIAN PACIFIC RAILWAY COMPANY                                    5.75          03/15/2033             360,427
         65,000    CELULOSA ARAUCO Y CONSTITUCION SA                                   5.63          04/20/2015              64,465
        275,000    CIT GROUP FUNDING COMPANY OF CANADA                                 4.65          07/01/2010             270,832
        275,000    CIT GROUP FUNDING COMPANY OF CANADA                                 5.20          06/01/2015             269,394
         25,000    CIT GROUP FUNDING COMPANY OF CANADA                                 5.60          11/02/2011              25,411
        325,000    CONOCO FUNDING COMPANY                                              6.35          10/15/2011             342,575
        150,000    CONOCOPHILLIPS CANADA                                               5.63          10/15/2016             153,398
        275,000    DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                           5.75          03/23/2016             276,492
        325,000    DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                           8.00          06/15/2010             352,877
        180,000    DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                           8.25          06/15/2030             227,459
        125,000    DIAGEO CAPITAL PLC                                                  3.38          03/20/2008             122,586
        175,000    DIAGEO CAPITAL PLC                                                  4.38          05/03/2010             171,223
         75,000    DIAGEO CAPITAL PLC                                                  5.88          09/30/2036              74,969
        125,000    DIAGEO FINANCE BV                                                   5.30          10/28/2015             123,996
        100,000    ENCANA HOLDINGS FINANCE CORPORATION                                 5.80          05/01/2014             102,686
        100,000    FALCONBRIDGE LIMITED                                                6.00          10/15/2015             103,928
        250,000    FRANCE TELECOM SA                                                   7.75          03/01/2011             273,413
        225,000    FRANCE TELECOM SA                                                   8.50          03/01/2031             301,684
        100,000    HANSON PLC                                                          6.13          08/15/2016             103,791
        180,000    ING GROEP NV+/-                                                     5.78          12/31/2049             182,120
         75,000    LAFARGE SA                                                          6.15          07/15/2011              77,642

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
FOREIGN CORPORATE BONDS (CONTINUED)
$        50,000    LAFARGE SA                                                          6.50%         07/15/2016    $         52,971
        250,000    NORSK HYDRO ASA                                                     6.80          01/15/2028             283,583
         75,000    ORIX CORPORATION                                                    5.48          11/22/2011              75,352
         75,000    POTASH CORPORATION SASKATCHEWAN                                     5.88          12/01/2036              75,139
        200,000    ROYAL BANK CANADA                                                   5.65          07/20/2011             205,244
        360,000    ROYAL BANK OF SCOTLAND GROUP PLC                                    5.00          10/01/2014             353,152
      1,000,000    ROYAL BANK OF SCOTLAND GROUP PLC                                    6.40          04/01/2009           1,028,222
        100,000    ROYAL BANK OF SCOTLAND GROUP PLC+/-                                 7.65          12/31/2049             121,170
        120,000    ROYAL KPN NV                                                        8.00          10/01/2010             130,112
         75,000    ROYAL KPN NV                                                        8.38          10/01/2030              87,972
        225,000    SANTANDER CENTRAL HISPANO ISSUANCES LIMITED                         7.63          09/14/2010             244,400
         75,000    SUNCOR ENERGY INCORPORATED                                          5.95          12/01/2034              77,579
        100,000    TALISMAN ENERGY                                                     6.25          02/01/2038              98,500
         65,000    TECK COMINCO LIMITED                                                6.13          10/01/2035              64,511
        300,000    TELECOM ITALIA CAPITAL SA                                           4.00          01/15/2010             289,525
        200,000    TELECOM ITALIA CAPITAL SA                                           5.25          10/01/2015             190,928
        150,000    TELECOM ITALIA CAPITAL SA                                           6.00          09/30/2034             140,231
         50,000    TELEFONICA EMISIONES SAU                                            5.98          06/20/2011              51,382
        150,000    TELEFONICA EMISIONES SAU                                            6.42          06/20/2016             157,680
        150,000    TELEFONICA EMISIONES SAU                                            7.05          06/20/2036             166,328
        180,000    TELEFONICA EUROPE BV                                                7.75          09/15/2010             194,473
        120,000    TELEFONICA EUROPE BV                                                8.25          09/15/2030             148,835
        350,000    TELEFONOS DE MEXICO SA DE CV                                        4.50          11/19/2008             345,164
         65,000    TELEFONOS DE MEXICO SA DE CV                                        5.50          01/27/2015              64,170
        180,000    TELUS CORPORATION                                                   8.00          06/01/2011             197,683
         65,000    TRANSCANADA PIPELINES LIMITED                                       4.88          01/15/2015              63,353
        100,000    TRANSCANADA PIPELINES LIMITED                                       5.60          03/31/2034              96,738
        120,000    TRANSOCEAN INCORPORATED                                             7.50          04/15/2031             140,891
        100,000    TYCO INTERNATIONAL GROUP SA                                         6.13          01/15/2009             101,935
         75,000    TYCO INTERNATIONAL GROUP SA                                         6.88          01/15/2029              90,509
        355,000    VALE OVERSEAS LIMITED                                               6.25          01/23/2017             364,926
        210,000    VALE OVERSEAS LIMITED                                               6.88          11/21/2036             221,394
        180,000    VODAFONE GROUP PLC                                                  4.63          07/15/2018             164,221
         75,000    VODAFONE GROUP PLC                                                  5.38          01/30/2015              74,392
        250,000    VODAFONE GROUP PLC                                                  7.88          02/15/2030             299,460
         25,000    WEATHERFORD INTERNATIONAL INCORPORATED                              6.50          08/01/2036              25,800
        100,000    XL CAPITAL LIMITED                                                  5.25          09/15/2014              99,346

TOTAL FOREIGN CORPORATE BONDS@ (COST $12,279,220)                                                                        12,796,092
                                                                                                                   ----------------
FOREIGN GOVERNMENT BONDS - 24.47%
        193,000    AUSTRALIA GOVERNMENT BOND SERIES 217 (AUD)                          6.00          02/15/2017             155,601
         98,000    AUSTRALIA GOVERNMENT BOND SERIES 513 (AUD)                          6.50          05/15/2013              80,004
         98,000    AUSTRALIA GOVERNMENT BOND SERIES 611 (AUD)                          5.75          06/15/2011              76,875
         98,000    AUSTRALIA GOVERNMENT BOND SERIES 909 (AUD)                          7.50          09/15/2009              79,977
        135,000    BELGIUM GOVERNMENT BOND SERIES 31 (EUR)                             5.50          03/28/2028             212,549
      1,364,000    BELGIUM GOVERNMENT BOND SERIES 38 (EUR)                             5.00          09/28/2012           1,899,972
        615,200    BELGIUM GOVERNMENT BOND SERIES 40 (EUR)                             5.50          09/28/2017             916,368
        742,300    BELGIUM GOVERNMENT BOND SERIES 42 (EUR)                             3.00          09/28/2008             969,572

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
FOREIGN GOVERNMENT BONDS (CONTINUED)
$       555,000    BELGIUM GOVERNMENT BOND SERIES 43 (EUR)                             4.25%         09/28/2014    $        747,964
         76,900    BELGIUM GOVERNMENT BOND SERIES 44 (EUR)                             5.00          03/28/2035             115,707
        155,100    BELGIUM GOVERNMENT BOND SERIES 45 (EUR)                             3.00          03/28/2010             200,059
            300    BUNDESOBLIGATION SERIES 141 (EUR)                                   4.25          02/15/2008                 398
        334,700    BUNDESOBLIGATION SERIES 143 (EUR)                                   3.50          10/10/2008             440,134
        110,200    BUNDESOBLIGATION SERIES 145 (EUR)                                   3.50          10/09/2009             144,472
      1,100,000    BUNDESREPUBLIC DEUTSCHLAND SERIES 06 (EUR)                          4.00          07/04/2016           1,460,892
        451,500    BUNDESREPUBLIK DEUTSCHLAND SERIES 00 (EUR)                          5.25          07/04/2010             622,239
        740,200    BUNDESREPUBLIK DEUTSCHLAND SERIES 00 (EUR)                          5.25          01/04/2011           1,025,795
        348,600    BUNDESREPUBLIK DEUTSCHLAND SERIES 00 (EUR)                          6.25          01/04/2030             604,581
      1,213,600    BUNDESREPUBLIK DEUTSCHLAND SERIES 02 (EUR)                          5.00          07/04/2012           1,687,840
        610,400    BUNDESREPUBLIK DEUTSCHLAND SERIES 03 (EUR)                          4.25          01/04/2014             822,367
        657,200    BUNDESREPUBLIK DEUTSCHLAND SERIES 03 (EUR)                          4.75          07/04/2034             959,631
      1,008,600    BUNDESREPUBLIK DEUTSCHLAND SERIES 04 (EUR)                          3.75          01/04/2015           1,317,136
        484,200    BUNDESREPUBLIK DEUTSCHLAND SERIES 05 (EUR)                          3.50          01/04/2016             619,946
        250,000    BUNDESREPUBLIK DEUTSCHLAND SERIES 05 (EUR)                          4.00          01/04/2037             325,467
        653,500    BUNDESREPUBLIK DEUTSCHLAND SERIES 94 (EUR)                          6.25          01/04/2024           1,090,582
        258,600    BUNDESREPUBLIK DEUTSCHLAND SERIES 98 (EUR)                          4.13          07/04/2008             343,046
        519,300    BUNDESREPUBLIK DEUTSCHLAND SERIES 98 (EUR)                          4.75          07/04/2008             694,320
        211,100    BUNDESREPUBLIK DEUTSCHLAND SERIES 98 (EUR)                          5.63          01/04/2028             337,708
        324,100    BUNDESREPUBLIK DEUTSCHLAND SERIES 99 (EUR)                          3.75          01/04/2009             427,910
        159,000    BUNDESREPUBLIK DEUTSCHLAND SERIES 99 (EUR)                          4.00          07/04/2009             210,951
      1,167,600    BUNDESREPUBLIK DEUTSCHLAND SERIES 99 (EUR)                          4.50          07/04/2009           1,565,396
        266,800    BUNDESREPUBLIK DEUTSCHLAND SERIES 99 (EUR)                          5.38          01/04/2010             366,807
        476,000    CANADIAN GOVERNMENT BOND (CAD)                                      5.50          06/01/2010             426,145
        952,000    CANADIAN GOVERNMENT BOND (CAD)                                      5.25          06/01/2013             870,857
        450,000    CANADIAN GOVERNMENT BOND (CAD)                                      4.00          06/01/2016             383,862
        450,000    CANADIAN GOVERNMENT BOND (CAD)                                      5.75          06/01/2033             486,436
         95,000    CANADIAN GOVERNMENT BOND SERIES A55 (CAD)                           8.00          06/01/2023             118,138
        293,000    CANADIAN GOVERNMENT BOND SERIES VW17 (CAD)                          8.00          06/01/2027             382,040
        301,000    CANADIAN GOVERNMENT BOND SERIES WH31 (CAD)                          6.00          06/01/2008             263,504
      1,882,400    DENMARK GOVERNMENT BOND (DKK)                                       4.00          08/15/2008             334,204
      1,415,700    DENMARK GOVERNMENT BOND (DKK)                                       6.00          11/15/2011             273,620
        923,100    DENMARK GOVERNMENT BOND (DKK)                                       4.00          11/15/2015             164,769
        473,000    DENMARK GOVERNMENT BOND (DKK)                                       7.00          11/10/2024             114,360
        454,100    FRANCE GOVERNMENT BOND OAT (EUR)                                    5.25          04/25/2008             609,441
        750,000    FRANCE GOVERNMENT BOND OAT (EUR)                                    4.00          04/25/2009             994,415
        950,000    FRANCE GOVERNMENT BOND OAT (EUR)                                    5.50          04/25/2010           1,315,424
        469,200    FRANCE GOVERNMENT BOND OAT (EUR)                                    5.00          04/25/2012             651,879
        800,000    FRANCE GOVERNMENT BOND OAT (EUR)                                    4.75          10/25/2012           1,102,072
        370,700    FRANCE GOVERNMENT BOND OAT (EUR)                                    8.50          12/26/2012             605,834
        940,000    FRANCE GOVERNMENT BOND OAT (EUR)                                    4.00          04/25/2014           1,247,715
      1,275,300    FRANCE GOVERNMENT BOND OAT (EUR)                                    5.00          10/25/2016           1,820,972
        650,000    FRANCE GOVERNMENT BOND OAT (EUR)                                    8.50          10/25/2019           1,233,947
        619,300    FRANCE GOVERNMENT BOND OAT (EUR)                                    6.00          10/25/2025           1,018,813
      1,141,400    FRANCE GOVERNMENT BOND OAT (EUR)                                    4.75          04/25/2035           1,661,832
        966,700    FRENCH TREASURY NOTE BTAN (EUR)                                     3.00          07/12/2008           1,263,608
        652,500    FRENCH TREASURY NOTE BTAN (EUR)                                     3.00          01/12/2011             835,964

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
FOREIGN GOVERNMENT BONDS (CONTINUED)
$           400    ITALY BUONI POLIENNALI DEL TESORO (EUR)                             6.00%         11/01/2007    $            536
      1,215,000    ITALY BUONI POLIENNALI DEL TESORO (EUR)                             3.50          09/15/2008           1,600,502
      1,550,000    ITALY BUONI POLIENNALI DEL TESORO (EUR)                             3.00          02/01/2009           2,017,219
      1,024,000    ITALY BUONI POLIENNALI DEL TESORO (EUR)                             3.00          01/15/2010           1,322,273
      1,317,000    ITALY BUONI POLIENNALI DEL TESORO (EUR)                             5.00          02/01/2012           1,822,966
      1,047,000    ITALY BUONI POLIENNALI DEL TESORO (EUR)                             4.25          02/01/2015           1,403,625
        425,000    ITALY BUONI POLIENNALI DEL TESORO (EUR)                             3.75          08/01/2016             546,208
      1,111,000    ITALY BUONI POLIENNALI DEL TESORO (EUR)                             4.25          02/01/2019           1,477,442
        226,400    ITALY BUONI POLIENNALI DEL TESORO (EUR)                             9.00          11/01/2023             465,228
      1,285,000    ITALY BUONI POLIENNALI DEL TESORO (EUR)                             6.50          11/01/2027           2,185,925
        753,000    ITALY BUONI POLIENNALI DEL TESORO (EUR)                             5.00          08/01/2034           1,090,209
        490,000    ITALY BUONI POLIENNALI DEL TESORO (EUR)                             4.00          02/01/2037             604,651
    100,000,000    JAPAN GOVERNMENT FIVE YEAR BOND SERIES 26 (JPY)                     0.20          03/20/2008             840,187
    463,150,000    JAPAN GOVERNMENT FIVE YEAR BOND SERIES 27 (JPY)                     0.20          06/20/2008           3,885,802
    767,000,000    JAPAN GOVERNMENT FIVE YEAR BOND SERIES 33 (JPY)                     0.60          12/20/2008           6,455,761
    150,000,000    JAPAN GOVERNMENT FIVE YEAR BOND SERIES 35 (JPY)                     0.60          03/20/2009           1,261,049
    312,700,000    JAPAN GOVERNMENT FIVE YEAR BOND SERIES 43 (JPY)                     0.50          12/20/2009           2,608,817
    387,850,000    JAPAN GOVERNMENT TEN YEAR BOND SERIES 220 (JPY)                     1.70          03/22/2010           3,347,475
    292,650,000    JAPAN GOVERNMENT TEN YEAR BOND SERIES 226 (JPY)                     1.80          12/20/2010           2,539,908
    446,400,000    JAPAN GOVERNMENT TEN YEAR BOND SERIES 236 (JPY)                     1.50          12/20/2011           3,826,117
    215,000,000    JAPAN GOVERNMENT TEN YEAR BOND SERIES 237 (JPY)                     1.50          03/20/2012           1,841,436
    320,400,000    JAPAN GOVERNMENT TEN YEAR BOND SERIES 243 (JPY)                     1.10          09/20/2012           2,682,561
    275,150,000    JAPAN GOVERNMENT TEN YEAR BOND SERIES 248 (JPY)                     0.70          03/20/2013           2,241,507
    110,000,000    JAPAN GOVERNMENT TEN YEAR BOND SERIES 253 (JPY)                     1.60          09/20/2013             943,981
    320,650,000    JAPAN GOVERNMENT TEN YEAR BOND SERIES 259 (JPY)                     1.50          03/20/2014           2,725,815
    279,650,000    JAPAN GOVERNMENT TEN YEAR BOND SERIES 269 (JPY)                     1.30          03/20/2015           2,327,724
    150,000,000    JAPAN GOVERNMENT TEN YEAR BOND SERIES 277 (JPY)                     1.60          03/20/2016           1,271,961
    155,000,000    JAPAN GOVERNMENT TEN YEAR BOND SERIES 284 (JPY)                     1.70          12/20/2016           1,322,091
    124,800,000    JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 18 (JPY)                   2.30          03/20/2035           1,058,127
     25,000,000    JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 25 (JPY)                   2.30          12/20/2036             211,907
    253,250,000    JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 30 (JPY)                   3.70          09/21/2015           2,517,565
    211,850,000    JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 41 (JPY)                   1.50          03/20/2019           1,737,100
     94,000,000    JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 70 (JPY)                   2.40          06/20/2024             843,154
    360,000,000    JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 73 (JPY)                   2.00          12/20/2024           3,045,106
    118,000,000    JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 90 (JPY)                   2.20          09/20/2026           1,020,561
        325,300    NETHERLANDS GOVERNMENT BOND (EUR)                                   5.25          07/15/2008             437,700
        155,500    NETHERLANDS GOVERNMENT BOND (EUR)                                   2.75          01/15/2009             201,595
        778,700    NETHERLANDS GOVERNMENT BOND (EUR)                                   5.50          07/15/2010           1,081,200
        296,500    NETHERLANDS GOVERNMENT BOND (EUR)                                   3.75          07/15/2014             387,523
         84,300    NETHERLANDS GOVERNMENT BOND (EUR)                                   7.50          01/15/2023             155,631
        406,500    NETHERLANDS GOVERNMENT BOND (EUR)                                   5.50          01/15/2028             640,832
         90,200    NETHERLANDS GOVERNMENT BOND (EUR)                                   4.00          01/15/2037             116,986
      1,100,000    SPAIN GOVERNMENT BOND (EUR)                                         3.60          01/31/2009           1,447,151
        862,000    SPAIN GOVERNMENT BOND (EUR)                                         4.00          01/31/2010           1,144,421
      1,093,000    SPAIN GOVERNMENT BOND (EUR)                                         5.00          07/30/2012           1,519,809
      1,000,000    SPAIN GOVERNMENT BOND (EUR)                                         6.15          01/31/2013           1,474,698
        502,000    SPAIN GOVERNMENT BOND (EUR)                                         4.40          01/31/2015             682,928
        142,000    SPAIN GOVERNMENT BOND (EUR)                                         5.50          07/30/2017             211,211

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED  FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
FOREIGN GOVERNMENT BONDS (CONTINUED)
$       250,000    SPAIN GOVERNMENT BOND (EUR)                                         5.75%         07/30/2032    $        412,441
         81,000    SPAIN GOVERNMENT BOND (EUR)                                         4.20          01/31/2037             108,012
      1,890,000    SWEDEN GOVERNMENT BOND SERIES 1040 (SEK)                            6.50          05/05/2008             279,232
      2,300,000    SWEDEN GOVERNMENT BOND SERIES 1041 (SEK)                            6.75          05/05/2014             388,609
      1,320,000    SWEDEN GOVERNMENT BOND SERIES 1045 (SEK)                            5.25          03/15/2011             199,002
        440,000    SWEDEN GOVERNMENT BOND SERIES 1047 (SEK)                            5.00          12/01/2020              71,077
        520,000    UNITED KINGDOM GILT (GBP)                                           5.00          03/07/2008           1,017,775
        250,000    UNITED KINGDOM GILT (GBP)                                           4.00          03/07/2009             478,985
        400,100    UNITED KINGDOM GILT (GBP)                                           4.75          06/07/2010             774,924
        300,800    UNITED KINGDOM GILT (GBP)                                           9.00          07/12/2011             679,276
        585,000    UNITED KINGDOM GILT (GBP)                                           5.00          09/07/2014           1,154,362
        575,000    UNITED KINGDOM GILT (GBP)                                           4.75          09/07/2015           1,120,894
        250,000    UNITED KINGDOM GILT (GBP)                                           4.00          09/07/2016             461,525
        470,000    UNITED KINGDOM GILT (GBP)                                           4.75          03/07/2020             930,429
        330,000    UNITED KINGDOM GILT (GBP)                                           6.00          12/07/2028             787,418
        819,200    UNITED KINGDOM GILT (GBP)                                           4.25          06/07/2032           1,589,470
        613,900    UNITED KINGDOM GILT (GBP)                                           4.75          12/07/2038           1,316,292

TOTAL FOREIGN GOVERNMENT BONDS@ (COST $121,893,416)                                                                     125,066,021
                                                                                                                   ----------------

AGENCY NOTES - INTEREST BEARING - 6.37%

FEDERAL FARM CREDIT BANK - 0.02%
        100,000    FFCB                                                                5.00          10/23/2009             100,377
                                                                                                                   ----------------

FEDERAL HOME LOAN BANK - 1.99%
      1,000,000    FHLB                                                                3.75          08/18/2009             976,070
      1,000,000    FHLB                                                                4.38          03/17/2010             989,239
      1,000,000    FHLB<<                                                              4.75          12/16/2016             986,696
      2,050,000    FHLB<<                                                              5.00          10/16/2009           2,047,464
        100,000    FHLB                                                                5.13          08/14/2013             101,676
      1,200,000    FHLB<<                                                              5.38          08/19/2011           1,226,711
        100,000    FHLB                                                                5.50          10/19/2016             100,384
        100,000    FHLB                                                                5.55          10/19/2009             100,001
        800,000    FHLB SERIES 363                                                     4.50          11/15/2012             787,310
      1,000,000    FHLB SERIES 439<<                                                   3.63          11/14/2008             980,819
        400,000    FHLB SERIES 467<<                                                   5.25          06/18/2014             410,446
        250,000    FHLB SERIES 656                                                     5.38          05/18/2016             258,725
      1,200,000    FHLB SERIES 658<<                                                   5.13          06/18/2008           1,203,523

                                                                                                                         10,169,064
                                                                                                                   ----------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.02%
      2,000,000    FHLMC<<                                                             3.88          06/15/2008           1,974,186
        650,000    FHLMC                                                               4.75          01/19/2016             643,575
      1,000,000    FHLMC                                                               4.88          02/17/2009           1,000,463
      1,000,000    FHLMC<<                                                             5.13          04/18/2011           1,011,515
        250,000    FHLMC<<                                                             5.20          03/05/2019             246,097
        150,000    FHLMC<<                                                             5.25          10/06/2011             149,824
      1,500,000    FHLMC<<                                                             5.25          12/05/2011           1,494,612
        650,000    FHLMC<<                                                             5.25          04/18/2016             666,766
        150,000    FHLMC                                                               5.38          12/27/2011             149,692

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED  FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
FEDERAL HOME LOAN MORTGAGE CORPORATION (CONTINUED)
$       250,000    FHLMC                                                               5.45%         09/02/2011    $        250,463
        150,000    FHLMC                                                               5.55          10/04/2016             152,060
        350,000    FHLMC                                                               5.60          05/22/2009             350,167
        250,000    FHLMC                                                               5.60          09/26/2013             250,788
        100,000    FHLMC                                                               5.60          10/17/2013             100,377
        250,000    FHLMC                                                               5.75          05/11/2011             250,129
        100,000    FHLMC                                                               6.00          10/20/2021             100,296
        200,000    FHLMC<<                                                             6.25          07/15/2032             232,832
        300,000    FHLMC<<                                                             6.75          03/15/2031             367,228
        500,000    FHLMC<<                                                             6.88          09/15/2010             533,675
        250,000    FHLMC SERIES MTN                                                    3.29          06/16/2009             241,249
        150,000    FHLMC SERIES MTN<<                                                  5.00          12/14/2018             147,894

                                                                                                                         10,313,888
                                                                                                                   ----------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.34%
      1,000,000    FNMA                                                                3.88          07/15/2008             986,751
      1,000,000    FNMA                                                                4.25          08/15/2010             983,519
      1,250,000    FNMA                                                                5.00          09/15/2008           1,253,054
        950,000    FNMA<<                                                              5.00          03/15/2016             956,761
      1,000,000    FNMA                                                                5.25          08/01/2012           1,013,383
      1,000,000    FNMA<<                                                              5.25          09/15/2016           1,025,137
        200,000    FNMA                                                                5.45          10/18/2021             202,574
        100,000    FNMA                                                                5.50          09/29/2008             100,024
         75,000    FNMA                                                                5.63          11/15/2021              75,815
      2,000,000    FNMA<<                                                              6.00          05/15/2008           2,024,068
        350,000    FNMA                                                                6.00          09/26/2013             350,120
        400,000    FNMA                                                                6.00          08/22/2016             403,691
        250,000    FNMA                                                                6.00          10/11/2016             249,906
        200,000    FNMA                                                                6.21          08/06/2038             232,135
      1,000,000    FNMA<<                                                              6.63          09/15/2009           1,042,449
        300,000    FNMA<<                                                              6.63          11/15/2030             361,552
        500,000    FNMA                                                                7.25          05/15/2030             644,408
         50,000    FNMA SERIES 1                                                       5.50          11/17/2016              50,049

                                                                                                                         11,955,396
                                                                                                                   ----------------

TOTAL AGENCY NOTES - INTEREST BEARING (COST $32,061,160)                                                                 32,538,725
                                                                                                                   ----------------

AGENCY SECURITIES - 25.75%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 10.15%
      1,000,000    FHLMC                                                               6.63          09/15/2009           1,042,206
        800,000    FHLMC                                                               4.88          11/15/2013             801,207
      7,403,578    FHLMC #A11964<<                                                     5.00          08/01/2033           7,203,414
      1,662,148    FHLMC #A15183<<                                                     6.00          11/01/2033           1,682,949
      1,283,095    FHLMC #A15966<<                                                     5.00          11/01/2033           1,248,405
      1,882,701    FHLMC #A16693<<                                                     5.50          12/01/2033           1,872,626
      1,412,301    FHLMC #A19717<<                                                     5.00          03/01/2034           1,373,319
      2,870,045    FHLMC #A24888<<                                                     6.00          07/01/2034           2,902,405
      2,471,534    FHLMC #A29757<<                                                     5.50          01/01/2035           2,454,823
      2,039,120    FHLMC #A35253<<                                                     5.50          06/01/2035           2,025,332

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
FEDERAL HOME LOAN MORTGAGE CORPORATION (CONTINUED)
$     2,287,738    FHLMC #A36541<<                                                     5.00%         08/01/2035    $      2,222,233
      1,770,360    FHLMC #A41694<<                                                     5.50          01/01/2036           1,758,389
      3,506,228    FHLMC #A47041<<                                                     5.00          09/01/2035           3,405,834
      5,793,905    FHLMC #E01425<<                                                     4.50          08/01/2018           5,626,778
        587,138    FHLMC #E95352                                                       4.50          04/01/2018             570,150
      1,570,822    FHLMC #G02074                                                       5.50          02/01/2036           1,560,201
        499,950    FHLMC #G08190                                                       4.50          01/01/2037             471,898
      1,211,567    FHLMC #G11950                                                       4.50          10/01/2018           1,176,514
      2,500,000    FHLMC TBA%%                                                         5.00          03/01/2022           2,465,625
      1,750,000    FHLMC TBA%%                                                         6.00          03/01/2022           1,776,796
      5,000,000    FHLMC TBA%%                                                         5.50          03/01/2037           4,960,940
      3,250,000    FHLMC TBA%%                                                         6.00          03/01/2037           3,279,452

                                                                                                                         51,881,496
                                                                                                                   ----------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 13.17%
      1,000,000    FNMA<<                                                              7.25          01/15/2010           1,064,729
      1,000,000    FNMA                                                                6.00          05/15/2011           1,044,577
      1,700,000    FNMA<<                                                              6.13          03/15/2012           1,797,351
        600,000    FNMA<<                                                              4.63          10/15/2013             592,525
        300,000    FNMA^                                                               5.01          06/01/2017             180,573
        200,000    FNMA^                                                               5.44          10/09/2019             101,621
        500,000    FNMA<<                                                              7.13          01/15/2030             634,056
        710,516    FNMA #255407                                                        5.00          09/01/2024             696,150
        802,549    FNMA #255857                                                        5.50          08/01/2025             801,172
      1,566,402    FNMA #545414<<                                                      5.50          01/01/2017           1,574,977
        973,597    FNMA #725690                                                        6.00          08/01/2034             984,072
        234,602    FNMA #753669                                                        6.00          11/01/2033             237,397
      2,420,956    FNMA #767097                                                        4.00          06/01/2019           2,293,304
      1,012,095    FNMA #776966                                                        5.00          04/01/2034             984,413
      3,343,604    FNMA #777075<<                                                      5.00          04/01/2034           3,254,371
        796,801    FNMA #779510                                                        5.00          06/01/2019             787,410
      3,740,345    FNMA #793607<<                                                      5.00          09/01/2019           3,696,263
        919,194    FNMA #793675                                                        6.00          09/01/2034             929,083
      1,028,330    FNMA #794514                                                        5.00          10/01/2019           1,016,210
        870,714    FNMA #796334                                                        6.00          10/01/2034             880,082
      1,008,670    FNMA #804666                                                        6.00          11/01/2034           1,019,522
      2,761,497    FNMA #805412<<                                                      5.50          01/01/2035           2,741,974
        700,469    FNMA #812338                                                        6.00          03/01/2035             707,043
         97,162    FNMA #821030                                                        4.50          05/01/2035              91,715
        305,042    FNMA #822651                                                        4.50          04/01/2035             287,941
        696,980    FNMA #830957                                                        5.50          08/01/2035             692,053
      1,399,414    FNMA #831625<<                                                      7.00          06/01/2036           1,438,391
         57,112    FNMA #832199                                                        4.50          07/01/2035              53,910
      2,159,274    FNMA #832799                                                        5.00          09/01/2035           2,098,145
      1,532,307    FNMA #834657<<                                                      5.50          08/01/2035           1,521,474
      5,038,744    FNMA #835284<<                                                      5.50          09/01/2035           5,003,122
      3,514,093    FNMA #835331<<                                                      5.50          08/01/2035           3,489,250

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$       599,032    FNMA #836958                                                        4.50%         10/01/2035    $        565,450
      3,434,856    FNMA #839064<<                                                      6.00          01/01/2036           3,467,090
      1,357,903    FNMA #843901<<                                                      4.50          09/01/2035           1,281,780
      1,466,772    FNMA #851264<<                                                      5.50          05/01/2021           1,470,208
      3,026,001    FNMA #895995<<                                                      6.50          07/01/2036           3,085,035
      1,453,851    FNMA #897130                                                        6.50          09/01/2036           1,482,215
      1,016,668    FNMA #904015                                                        6.00          01/01/2037           1,025,531
      1,187,585    FNMA #904601<<                                                      6.00          11/01/2036           1,197,925
      1,995,571    FNMA #908249                                                        6.50          12/01/2036           2,034,503
      1,000,000    FNMA TBA%%                                                          4.00          03/01/2022             946,250
      3,500,000    FNMA TBA%%                                                          5.50          03/01/2022           3,507,658
      1,500,000    FNMA TBA%%                                                          6.00          03/01/2022           1,522,968
        500,000    FNMA TBA%%                                                          5.00          03/01/2037             485,313
      1,500,000    FNMA TBA%%                                                          5.50          03/01/2037           1,487,813
      1,000,000    FNMA TBA%%                                                          6.50          03/01/2037           1,019,375

                                                                                                                         67,273,990
                                                                                                                   ----------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.43%
      2,462,995    GNMA #520782<<                                                      5.00          03/15/2035           2,409,287
      1,349,779    GNMA #605373<<                                                      5.50          09/15/2034           1,349,172
      1,941,457    GNMA #633305<<                                                      5.50          12/15/2035           1,939,899
      1,401,667    GNMA #648391<<                                                      5.50          11/15/2035           1,400,542
      1,220,716    GNMA #654920<<                                                      6.00          06/15/2036           1,239,323
      2,500,000    GNMA TBA%%                                                          6.00          03/01/2037           2,537,500
      1,500,000    GNMA TBA%%                                                          6.50          03/01/2037           1,538,438

                                                                                                                         12,414,161
                                                                                                                   ----------------
TOTAL AGENCY SECURITIES (COST $129,614,938)                                                                             131,569,647
                                                                                                                   ----------------
US TREASURY SECURITIES - 18.14%

US TREASURY BONDS - 5.11%
      2,000,000    US TREASURY BOND<<                                                  7.50          11/15/2016           2,450,546
      2,500,000    US TREASURY BOND<<                                                  8.75          05/15/2017           3,333,790
      1,000,000    US TREASURY BOND                                                    8.88          08/15/2017           1,349,219
        500,000    US TREASURY BOND                                                    9.13          05/15/2018             693,828
      4,400,000    US TREASURY BOND<<                                                  8.88          02/15/2019           6,077,157
        400,000    US TREASURY BOND                                                    8.75          08/15/2020             558,719
      1,100,000    US TREASURY BOND<<                                                  8.00          11/15/2021           1,474,343
      1,750,000    US TREASURY BOND<<                                                  6.25          08/15/2023           2,041,622
        500,000    US TREASURY BOND                                                    6.88          08/15/2025             627,578
      1,925,000    US TREASURY BOND<<                                                  6.00          02/15/2026           2,215,706
        600,000    US TREASURY BOND                                                    6.63          02/15/2027             741,703
      1,900,000    US TREASURY BOND<<                                                  6.13          11/15/2027           2,237,250
        600,000    US TREASURY BOND                                                    5.50          08/15/2028             658,640
        500,000    US TREASURY BOND<<                                                  6.25          05/15/2030             605,156
      1,100,000    US TREASURY BOND<<                                                  4.50          02/15/2036           1,066,828

                                                                                                                         26,132,085
                                                                                                                   ----------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
US TREASURY NOTES - 13.03%
$     3,000,000    US TREASURY NOTE<<                                                  4.63%         03/31/2008    $      2,991,915
      4,500,000    US TREASURY NOTE<<                                                  5.00          07/31/2008           4,515,291
      2,000,000    US TREASURY NOTE                                                    3.25          08/15/2008           1,958,594
      3,000,000    US TREASURY NOTE<<                                                  3.13          10/15/2008           2,926,992
      1,500,000    US TREASURY NOTE<<                                                  4.88          10/31/2008           1,503,984
      2,000,000    US TREASURY NOTE<<                                                  4.63          11/30/2008           1,998,282
      6,000,000    US TREASURY NOTE<<                                                  4.75          12/31/2008           6,008,436
      2,000,000    US TREASURY NOTE<<                                                  4.88          01/31/2009           2,007,812
      2,500,000    US TREASURY NOTE                                                    4.75          02/28/2009           2,505,470
      5,000,000    US TREASURY NOTE<<                                                  2.63          03/15/2009           4,808,985
      2,000,000    US TREASURY NOTE<<                                                  4.00          06/15/2009           1,974,140
      4,300,000    US TREASURY NOTE<<                                                  3.38          09/15/2009           4,176,040
      2,600,000    US TREASURY NOTE<<                                                  4.00          03/15/2010           2,561,000
      2,650,000    US TREASURY NOTE<<                                                  3.88          09/15/2010           2,595,344
      3,000,000    US TREASURY NOTE<<                                                  4.75          03/31/2011           3,026,367
      2,500,000    US TREASURY NOTE<<                                                  5.00          08/15/2011           2,551,758
      3,000,000    US TREASURY NOTE<<                                                  4.63          10/31/2011           3,012,891
      2,800,000    US TREASURY NOTE<<                                                  4.63          12/31/2011           2,812,141
      3,000,000    US TREASURY NOTE<<                                                  4.75          01/31/2012           3,030,351
      2,000,000    US TREASURY NOTE                                                    4.63          02/29/2012           2,010,468
      3,300,000    US TREASURY NOTE<<                                                  4.00          11/15/2012           3,219,176
      2,000,000    US TREASURY NOTE<<                                                  4.25          11/15/2013           1,968,594
      2,000,000    US TREASURY NOTE<<                                                  4.25          11/15/2014           1,962,500
        450,000    US TREASURY NOTE<<                                                  4.88          08/15/2016             460,441

                                                                                                                         66,586,972
                                                                                                                   ----------------

TOTAL US TREASURY SECURITIES (COST $91,488,162)                                                                          92,719,057
                                                                                                                   ----------------
COLLATERAL FOR SECURITIES LENDING - 35.80%

COLLATERAL INVESTED IN OTHER ASSETS - 35.80%
        571,949    AMERICAN EXPRESS BANK FSB SERIES BKNT+/-                            5.40          11/21/2007             572,469
      1,658,651    AMERICAN GENERAL FINANCE CORPORATION+++/-                           5.37          03/14/2008           1,659,016
         17,158    AMERICAN GENERAL FINANCE CORPORATION+/-                             5.42          06/27/2007              17,167
          6,291    AMERICAN GENERAL FINANCE CORPORATION+/-                             5.47          01/18/2008               6,299
         47,472    AMERICAN HONDA FINANCE CORPORATION SERIES MTN+++/-                  5.32          07/10/2007              47,476
         57,195    AMERICAN HONDA FINANCE CORPORATION SERIES MTN+++/-                  5.46          09/27/2007              57,251
         56,280    AMSTEL FUNDING CORPORATION                                          5.31          03/15/2007              56,165
        429,991    AMSTEL FUNDING CORPORATION                                          5.31          04/16/2007             427,110
        199,152    AMSTEL FUNDING CORPORATION                                          5.31          04/20/2007             197,703
        714,650    ASIF GLOBAL FINANCING+++/-                                          5.40          05/03/2007             714,757
         85,792    ATLAS CAPITAL FUNDING CORPORATION++                                 5.29          05/21/2007              84,781
      1,429,871    ATLAS CAPITAL FUNDING CORPORATION+++/-                              5.33          05/10/2007           1,429,871
      1,143,897    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+++/-                   5.30          04/25/2007           1,143,931
      1,429,871    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                  5.37          10/25/2007           1,429,886
      1,930,155    ATOMIUM FUNDING LLC++                                               5.33          05/11/2007           1,910,216
      3,031,327    BEAR STEARNS & COMPANY+/-                                           5.38          08/22/2007           3,031,327
      1,429,871    BEAR STEARNS & COMPANY+/-                                           5.39          10/05/2007           1,429,871
        294,553    BEAR STEARNS & COMPANY+/-                                           5.94          09/27/2007             295,688

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$    15,156,635    BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT
                   (MATURITY VALUE $ 15,158,892)                                       5.36%         03/01/2007    $     15,156,635
      5,719,485    BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT
                   (MATURITY VALUE $ 5,720,337)                                        5.36          03/01/2007           5,719,485
      2,602,366    BEAR STEARNS & COMPANY INCORPORATED SERIES MTN+/-                   5.44          10/03/2007           2,604,526
        857,923    BETA FINANCE INCORPORATED SERIES MTN+++/-                           5.33          07/17/2007             858,137
      7,435,330    BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE $ 7,436,437)       5.36          03/01/2007           7,435,330
        255,261    BUCKINGHAM CDO LLC                                                  5.30          03/15/2007             254,740
        671,010    CAIRN HIGH GRADE FUNDING I LLC                                      5.29          03/01/2007             671,010
        400,364    CAIRN HIGH GRADE FUNDING I LLC++                                    5.30          03/22/2007             399,139
        120,109    CAIRN HIGH GRADE FUNDING I LLC                                      5.31          03/08/2007             119,987
        288,262    CAIRN HIGH GRADE FUNDING I LLC++                                    5.31          03/14/2007             287,714
        743,533    CAIRN HIGH GRADE FUNDING I LLC++                                    5.32          04/23/2007             737,800
        571,949    CAIRN HIGH GRADE FUNDING I LLC                                      5.32          05/08/2007             566,286
      1,029,507    CAIRN HIGH GRADE FUNDING I LLC                                      5.32          05/10/2007           1,019,017
        847,056    CAIRN HIGH GRADE FUNDING I LLC++                                    5.32          05/14/2007             837,933
         22,306    CATERPILLAR FINANCIAL SERVICES CORPORATION+/-                       5.43          08/20/2007              22,321
      1,429,871    CBA (DELAWARE) FINANCE INCORPORATED                                 5.31          05/31/2007           1,410,968
        468,140    CEDAR SPRINGS CAPITAL COMPANY++                                     5.28          03/02/2007             468,070
      1,042,605    CEDAR SPRINGS CAPITAL COMPANY++                                     5.29          03/05/2007           1,042,000
        436,511    CEDAR SPRINGS CAPITAL COMPANY                                       5.29          03/29/2007             434,730
         27,454    CEDAR SPRINGS CAPITAL COMPANY++                                     5.30          03/07/2007              27,430
      1,429,871    CEDAR SPRINGS CAPITAL COMPANY++                                     5.30          03/16/2007           1,426,740
      2,500,502    CEDAR SPRINGS CAPITAL COMPANY++                                     5.30          04/10/2007           2,485,949
        142,758    CEDAR SPRINGS CAPITAL COMPANY++                                     5.31          03/12/2007             142,530
      1,738,666    CEDAR SPRINGS CAPITAL COMPANY                                       5.31          04/16/2007           1,727,017
      1,713,672    CEDAR SPRINGS CAPITAL COMPANY++                                     5.31          05/08/2007           1,696,707
        168,668    CEDAR SPRINGS CAPITAL COMPANY                                       5.32          04/18/2007             167,489
         37,177    CHEYNE FINANCE LLC                                                  5.29          03/22/2007              37,063
         83,905    CHEYNE FINANCE LLC++                                                5.30          03/01/2007              83,905
         57,195    CHEYNE FINANCE LLC++                                                5.31          04/17/2007              56,804
        571,949    CHEYNE FINANCE LLC                                                  5.32          05/14/2007             565,789
        257,377    CHEYNE FINANCE LLC                                                  5.32          06/07/2007             253,712
      1,143,897    CHEYNE FINANCE LLC                                                  5.32          07/17/2007           1,121,008
      1,143,897    CHEYNE FINANCE LLC                                                  5.32          07/18/2007           1,120,847
      1,429,871    CHEYNE FINANCE LLC+++/-                                             5.32          02/25/2008           1,429,328
      4,575,588    CHEYNE FINANCE LLC                                                  5.32          06/18/2007           4,503,111
        600,546    CHEYNE FINANCE LLC++                                                5.33          04/13/2007             596,787
        743,533    CHEYNE FINANCE LLC                                                  5.33          05/11/2007             735,852
        571,949    CIT GROUP INCORPORATED+/-                                           5.43          12/19/2007             572,538
         61,370    CIT GROUP INCORPORATED+/-                                           5.58          05/18/2007              61,404
      3,193,711    CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $ 3,194,187)         5.36          03/01/2007           3,193,710
      3,260,106    COBBLER FUNDING LIMITED                                             5.29          03/15/2007           3,253,456
        228,779    COMERICA BANK+/-                                                    5.34          07/20/2007             228,826
      4,870,141    CORPORATE ASSET SECURITIZATION AUSTRALIA++                          5.31          03/13/2007           4,861,619
        257,377    CREDIT SUISSE FIRST BOSTON USA INCORPORATED SERIES MTN+/-           5.46          04/05/2007             257,403
        130,976    CREDIT SUISSE FIRST BOSTON USA INCORPORATED SERIES MTN+/-           5.73          10/29/2007             131,360

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$       285,974    CREDIT SUISSE FIRST BOSTON USA INCORPORATED SERIES YCD+/-           5.36%         03/27/2007    $        285,906
         14,299    CROWN POINT CAPITAL COMPANY                                         5.32          04/17/2007              14,201
      6,928,355    DEER VALLEY FUNDING LLC                                             5.29          03/07/2007           6,922,328
      1,429,871    DEER VALLEY FUNDING LLC                                             5.30          03/19/2007           1,426,125
        130,118    DEUTSCHE BANK AG SERIES YCD+/-                                      5.34          03/15/2007             130,026
         48,387    FCAR OWNER TRUST SERIES II                                          5.32          06/22/2007              47,592
      1,143,897    FCAR OWNER TRUST SERIES II                                          5.33          06/11/2007           1,126,944
        371,767    FCAR OWNER TRUST SERIES II                                          5.33          07/20/2007             364,168
        571,949    FCAR OWNER TRUST SERIES II                                          5.34          06/21/2007             562,643
      6,297,700    FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $ 6,298,638)      5.36          03/01/2007           6,297,700
         57,195    FIVE FINANCE INCORPORATED+++/-                                      5.33          09/13/2007              57,211
      1,029,507    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                      5.31          06/18/2007           1,013,200
        143,044    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                      5.32          06/25/2007             140,634
         57,195    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                    5.34          07/12/2007              56,092
         24,708    FOX TROT CDO LIMITED++                                              5.29          04/11/2007              24,561
        915,118    GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                       5.40          06/18/2007             915,118
      1,155,050    GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA+/-                 5.42          06/22/2007           1,155,593
      1,946,913    GENWORTH FINANCIAL INCORPORATED+/-                                  5.51          06/15/2007           1,948,003
      3,101,391    GEORGE STREET FINANCE LLC                                           5.32          03/28/2007           3,089,171
      1,429,871    GERMAN RESIDENTIAL FUNDING+++/-                                     5.34          08/22/2007           1,429,871
      1,429,871    GERMAN RESIDENTIAL FUNDING+++/-                                     5.35          08/22/2007           1,429,871
      2,859,742    GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                     5.46          03/30/2007           2,859,914
         42,896    GRAMPIAN FUNDING LIMITED                                            5.31          05/22/2007              42,384
        236,444    HUDSON-THAMES LLC++                                                 5.30          04/02/2007             235,342
      1,993,927    HUDSON-THAMES LLC                                                   5.31          04/16/2007           1,980,568
        449,037    HUDSON-THAMES LLC                                                   5.31          04/20/2007             445,768
      1,762,402    HUDSON-THAMES LLC                                                   5.32          07/16/2007           1,727,401
         96,659    HUDSON-THAMES LLC++                                                 5.33          03/05/2007              96,603
         40,036    IBM CORPORATION SERIES MTN+/-                                       5.36          06/28/2007              40,048
      2,001,820    ING USA ANNUITY & LIFE INSURANCE+/-                                 5.39          09/17/2007           2,001,820
         14,299    IRISH LIFE & PERMANENT PLC++                                        5.31          04/04/2007              14,228
      3,660,470    KAUPTHING BANK SERIES MTN+++/-                                      5.40          03/20/2007           3,660,287
        242,163    KLIO FUNDING CORPORATION++                                          5.31          04/12/2007             240,683
        111,816    KLIO III FUNDING CORPORATION                                        5.31          03/20/2007             111,506
      2,341,786    KLIO III FUNDING CORPORATION                                        5.31          05/08/2007           2,318,602
        581,729    LA FAYETTE ASSET SECURITIZATION CORPORATION                         5.30          04/09/2007             578,425
        189,029    LA FAYETTE ASSET SECURITIZATION CORPORATION++                       5.34          03/15/2007             188,643
      2,001,820    LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                            5.46          05/31/2007           2,002,681
        320,863    LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTNG+/-                5.48          04/20/2007             320,943
        142,987    LIBERTY LIGHT US CAPITAL+++/-                                       5.36          11/21/2007             143,051
        228,779    LIBERTY LIGHT US CAPITAL SERIES MTN1+++/-                           5.48          04/16/2007             228,823
      1,429,871    LIQUID FUNDING LIMITED++                                            5.29          03/05/2007           1,429,042
      2,859,742    LIQUID FUNDING LIMITED+++/-                                         5.29          08/15/2007           2,790,623
        801,757    LIQUID FUNDING LIMITED++                                            5.30          03/30/2007             798,366
         85,792    LIQUID FUNDING LIMITED++                                            5.34          07/16/2007              84,088
         42,896    MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                 5.60          01/02/2008              42,985
          9,723    MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                 5.39          08/24/2007               9,726
        171,585    MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                 5.47          08/27/2007             171,761

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$        28,597    MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                 5.54%         04/20/2007    $         28,605
      1,429,871    METLIFE GLOBAL FUNDING I+++/-                                       5.31          02/22/2008           1,429,871
         34,317    METLIFE GLOBAL FUNDING I+++/-                                       5.43          03/16/2007              34,318
        122,969    MORGAN STANLEY+/-                                                   5.48          11/09/2007             123,115
      2,711,125    MORGAN STANLEY REPURCHASE AGREEMENT
                   (MATURITY VALUE $ 2,711,529)                                        5.36          03/01/2007           2,711,125
        879,371    MORGAN STANLEY SERIES EXL+/-                                        5.38          03/14/2008             879,775
      1,429,871    NATEXIS BANQUES POPULAIRES+++/-                                     5.35          11/09/2007           1,429,800
      2,256,337    NATIONWIDE BUILDING SOCIETY+++/-                                    5.48          07/20/2007           2,257,758
        142,987    NATIONWIDE BUILDING SOCIETY+/-                                      5.48          07/20/2007             143,091
        124,628    NIEUW AMSTERDAM RECEIVABLES CORPORATION                             5.27          03/27/2007             124,155
        168,153    NIEUW AMSTERDAM RECEIVABLES CORPORATION                             5.30          04/09/2007             167,198
        904,537    NIEUW AMSTERDAM RECEIVABLES CORPORATION++                           5.34          07/30/2007             884,772
         55,079    NORTH SEA FUNDING LLC++                                             5.32          04/16/2007              54,710
      2,685,584    RACERS TRUST SERIES 2004-6-MM+++/-                                  5.34          08/22/2007           2,686,011
        187,027    ROYAL BANK OF SCOTLAND PLC+++/-                                     5.36          03/30/2007             187,038
         81,445    SCALDIS CAPITAL LIMITED                                             5.31          03/19/2007              81,232
         34,317    SCALDIS CAPITAL LIMITED++                                           5.31          04/16/2007              34,087
      1,372,676    SEDNA FINANCE INCORPORATED SERIES MTN+++/-                          5.32          04/11/2007           1,372,704
      1,029,507    SEDNA FINANCE INCORPORATED SERIES MTN+++/-                          5.33          10/26/2007           1,029,476
      1,143,897    SLM CORPORATION+++/-                                                5.32          03/12/2008           1,144,103
        350,032    SLM CORPORATION SERIES MTN1+/-                                      5.57          07/25/2007             350,383
         91,512    SOCIETE GENERALE NORTH AMERICA                                      5.33          06/11/2007              90,156
        100,949    SOCIETE GENERALE NORTH AMERICA                                      5.34          06/20/2007              99,321
        686,338    STANFIELD VICTORIA FUNDING++                                        5.32          04/25/2007             680,841
        426,102    STANFIELD VICTORIA FUNDING                                          5.33          06/21/2007             419,169
      4,712,856    STANFIELD VICTORIA FUNDING++                                        5.33          06/26/2007           4,632,737
      1,901,985    STANFIELD VICTORIA FUNDING                                          5.34          07/30/2007           1,860,426
        200,182    TASMAN FUNDING INCORPORATED++                                       5.32          05/16/2007             197,968
      5,719,485    TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                           5.51          12/31/2007           5,719,485
      1,099,228    TRAVELERS INSURANCE COMPANY+/-                                      5.39          02/08/2008           1,099,206
         14,642    TULIP FUNDING CORPORATION                                           5.31          04/25/2007              14,525
      1,429,871    UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES LIB+++/-              5.33          03/09/2007           1,430,086
         97,231    UNICREDITO ITALIANO BANK NY SERIES YCD+/-                           5.36          12/13/2007              97,293
        308,852    UNICREDITO ITALIANO BANK NY SERIES YCD+/-                           5.37          12/03/2007             308,947
        114,390    VERSAILLES CDS LLC++                                                5.30          03/15/2007             114,156
         85,792    VERSAILLES CDS LLC++                                                5.31          04/16/2007              85,217
        972,312    VETRA FINANCE CORPORATION++                                         5.30          04/23/2007             964,816
         85,792    VETRA FINANCE CORPORATION++                                         5.31          03/02/2007              85,779
        963,161    VETRA FINANCE CORPORATION++                                         5.32          03/13/2007             961,476
          8,579    WACHOVIA CORPORATION+/-                                             5.41          07/20/2007               8,584
      1,429,871    WAL-MART STORES INCORPORATED+/-                                     5.26          03/28/2007           1,429,843
        280,255    WESTPAC BANKING CORPORATION++                                       5.30          03/29/2007             279,111
      1,282,251    WHISTLEJACKET CAPITAL LLC++                                         5.30          03/30/2007           1,276,827
        127,030    WHISTLEJACKET CAPITAL LLC                                           5.31          03/20/2007             126,678
      1,163,858    WHITE PINE FINANCE LLC                                              5.30          03/12/2007           1,161,996
      1,261,661    WHITE PINE FINANCE LLC++                                            5.31          03/30/2007           1,256,324
        943,715    WHITE PINE FINANCE LLC+++/-                                         5.32          04/20/2007             943,743

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$       457,559    WHITE PINE FINANCE LLC+++/-                                         5.35%         06/21/2007    $        457,655
      1,631,883    WORLD OMNI VEHICLE LEASING                                          5.33          03/21/2007           1,627,118
         28,597    WORLD SAVINGS BANK FSB+/-                                           5.43          06/01/2007              28,607
          5,719    WORLD SAVINGS BANK FSB SERIES BKNT+/-                               5.36          10/19/2007               5,722
         71,494    YORKTOWN CAPITAL LLC                                                5.31          03/12/2007              71,379

                                                                                                                        182,984,983
                                                                                                                   ----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $182,984,983)                                                             182,984,983
                                                                                                                   ----------------

SHARES

SHORT-TERM INVESTMENTS - 5.84%

MUTUAL FUNDS - 5.84%
     29,848,312    WELLS FARGO MONEY MARKET TRUST+++~                                  5.20          03/01/2007          29,848,312
                                                                                                                   ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $29,848,312)                                                                          29,848,312
                                                                                                                   ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $707,294,640)*                         140.57%                                                               $    718,408,285
                                                                                                                   ----------------

OTHER ASSETS AND LIABILITIES, NET            (40.57)                                                                   (207,346,596)
                                             ------                                                                ----------------

TOTAL NET ASSETS                             100.00%                                                               $    511,061,689
                                             ======                                                                ================

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

+++ SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $31,826,085. THE PORTFOLIO SEEKS TO APPROXIMATE, BEFORE EXPENSES, THE TOTAL RETURN OF THE FIXED INCOME PORTION OF THE DOW JONES TARGET DATE INDEXES.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $707,314,646 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

      GROSS UNREALIZED APPRECIATION                $11,113,646
      GROSS UNREALIZED DEPRECIATION                    (20,007)
                                                   -----------
      NET UNREALIZED APPRECIATION (DEPRECIATION)   $11,093,639

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 98.64%

ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS - 0.01%
          4,900    KURITA WATER INDUSTRIES LIMITED                                                                  $       112,351
                                                                                                                    ---------------
AEROSPACE, DEFENSE - 0.01%
         12,699    ROLLS ROYCE GROUP PLC                                                                                    122,530
                                                                                                                    ---------------
AGRICULTURAL PRODUCTION CROPS - 0.02%
         10,279    CHIQUITA BRANDS INTERNATIONAL INCORPORATED<<                                                             149,046
                                                                                                                    ---------------
AGRICULTURAL SERVICES - 0.17%
          2,240    ABB GRAIN LIMITED                                                                                         13,007
         42,684    AWB LIMITED                                                                                              101,228
         31,000    GOLDEN AGRI-RESOURCES LIMITED                                                                             14,394
         39,200    GOLDEN HOPE PLANTATIONS BHD                                                                               73,297
        149,800    IJM PLANTATIONS BHD                                                                                       73,981
         28,800    IOI CORPORATION BHD                                                                                      158,675
         10,800    KUALA LUMPUR KEPONG BHD                                                                                   32,372
         23,400    KUMPULAN GUTHRIE BHD                                                                                      33,734
        181,700    PADIBERAS NASIONAL BHD                                                                                   103,740
        215,000    PERUSAHAAN PERKEBUNAN LONDON SUMATRA INDONESIA TBK PT                                                    141,269
          8,300    UNITED MALACCA BHD                                                                                        11,705
          3,600    UNITED PLANTATIONS BHD                                                                                    11,305
         18,128    VCA ANTECH INCORPORATED+                                                                                 665,479
            800    YARA INTERNATIONAL ASA                                                                                    22,143

                                                                                                                          1,456,329
                                                                                                                    ---------------
AIRPORT DEVELOP, MAINTENANCE - 0.03%
         20,946    EMPRESA BRASILEIRA DE AERONAUTICA SA                                                                     235,883
                                                                                                                    ---------------
AMUSEMENT & RECREATION SERVICES - 0.47%
         10,469    ARISTOCRAT LEISURE LIMITED                                                                               138,575
         12,375    BALLY TECHNOLOGIES INCORPORATED+                                                                         270,394
        295,800    BERJAYA LAND BHD                                                                                          77,687
        113,400    BERJAYA SPORTS TOTO BHD                                                                                  146,970
        370,000    CHINA TRAVEL INTERNATIONAL INVESTMENT HONG KONG LIMITED                                                  162,434
          1,141    CLUB MEDITERRANEE+                                                                                        64,927
         62,949    CORPORATION INTERAMERICANA DE ENTRETENIMIENTO SA+                                                        165,771
          3,414    EMI GROUP PLC                                                                                             16,144
            714    FLIGHT CENTRE LIMITED                                                                                      9,676
         28,000    FU SHENG INDUSTRIAL COMPANY LIMITED                                                                       26,173
          4,627    GREEK ORGANIZATION OF FOOTBALL PROGNOSTICS SA                                                            163,487
              1    HARRAH'S ENTERTAINMENT INCORPORATED                                                                           59
          1,200    H.I.S. COMPANY LIMITED                                                                                    34,254
          1,832    INFORMA PLC                                                                                               20,402
          7,403    INTERNATIONAL GAME TECHNOLOGY                                                                            305,374
          6,936    INTERNATIONAL SPEEDWAY CORPORATION CLASS A                                                               368,995
          3,492    INTRALOT SA-INTEGRATED LOTTERY SYSTEMS & SERVICES                                                        112,848
          1,949    JOHNNIC COMMUNICATIONS LIMITED                                                                            24,073
          5,120    KANGWON LAND INCORPORATED+                                                                                97,594
             74    KUONI REISEN HOLDING                                                                                      42,501
          9,869    LADBROKERS PLC                                                                                            78,215
          2,636    LOTTOMATICA SPA                                                                                          104,301
         48,700    MAGNUM CORPORATION BHD                                                                                    41,707
          4,700    NAMCO BANDAI HOLDINGS INCORPORATED                                                                        69,383
          5,777    NET SERVICOS DE COMUNICACAO SA+                                                                           73,558
            900    ORIENTAL LAND COMPANY LIMITED                                                                             53,281
         17,971    PARTYGAMING PLC                                                                                           12,884
          5,851    PENN NATIONAL GAMING INCORPORATED+                                                                       272,832

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                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
AMUSEMENT & RECREATION SERVICES (CONTINUED)
          2,400    RESORTTRUST INCORPORATED                                                                         $        66,886
             12    ROUND ONE CORPORATION                                                                                     29,288
          3,500    SEGA SAMMY HOLDINGS INCORPORATED                                                                          87,640
         23,215    SIX FLAGS INCORPORATED+<<                                                                                143,701
          7,872    TABCORP HOLDINGS LIMITED                                                                                 100,168
         47,996    TATTERSALL'S LIMITED                                                                                     173,953
         11,000    TOKYO DOME CORPORATION                                                                                    55,367
         12,000    TOKYOTOKEIBA COMPANY LIMITED                                                                              37,091
          3,414    WARNER MUSIC GROUP CORPORATION                                                                            68,075
         20,676    WESTWOOD ONE INCORPORATED                                                                                141,217
          1,352    WILLIAM HILL PLC                                                                                          16,823
          6,362    WMS INDUSTRIES INCORPORATED+                                                                             238,130

                                                                                                                          4,112,838
                                                                                                                    ---------------
APPAREL & ACCESSORY STORES - 1.03%
          7,643    ABERCROMBIE & FITCH COMPANY CLASS A                                                                      597,453
          1,223    ADIDAS-SALOMON AG                                                                                         60,077
         11,604    AEROPOSTALE INCORPORATED+<<                                                                              425,171
          5,911    ANN TAYLOR STORES CORPORATION+                                                                           209,781
          3,300    AOKI HOLDINGS INCORPORATED                                                                                55,878
          3,400    AOYAMA TRADING COMPANY LIMITED                                                                           107,677
            238    BEIERSDORF AG                                                                                             15,433
          1,126    BULGARI SPA                                                                                               16,257
          4,633    CARTER'S INCORPORATED+<<                                                                                 111,331
          7,524    CATO CORPORATION                                                                                         164,475
            461    CHARLES VOEGELE HOLDING AG                                                                                43,498
         31,438    CHARMING SHOPPES INCORPORATED+<<                                                                         392,032
         15,941    CHICO'S FAS INCORPORATED+<<                                                                              357,557
          5,291    CHILDREN'S PLACE RETAIL STORES INCORPORATED+                                                             288,148
          2,000    CHIYODA COMPANY LIMITED                                                                                   47,378
         19,500    CITIZEN WATCH COMPANY LIMITED+                                                                           183,620
        157,000    COMPAL ELECTRONIC INCORPORATED                                                                           138,417
          7,000    DAIMARU INCORPORATED                                                                                      97,010
          2,449    DEBENHAMS PLC+                                                                                             8,742
          9,358    DRESS BARN INCORPORATED+<<                                                                               196,705
          1,500    FAST RETAILING COMPANY LIMITED                                                                           122,625
        256,000    GIORDANO INTERNATIONAL LIMITED                                                                           118,940
          9,000    HANKYU DEPARTMENT STORES                                                                                  83,380
         12,005    HOT TOPIC INCORPORATED+<<                                                                                127,973
          2,431    INDUSTRIA DE DISENO TEXTIL SA                                                                            141,518
          6,600    ISETAN COMPANY LIMITED                                                                                   120,395
         22,104    JUST GROUP LIMITED                                                                                        64,786
          6,591    KOHL'S CORPORATION+                                                                                      454,713
          3,237    L'OREAL SA                                                                                               338,967
          4,893    LIMITED BRANDS                                                                                           135,438
         12,986    LOJAS RENNER SA                                                                                          183,047
            465    LOTTE SHOPPING COMPANY LIMITED                                                                           168,135
         12,300    MARUI COMPANY LIMITED                                                                                    154,568
          4,000    MITSUKOSHI LIMITED                                                                                        18,546
          1,210    NEXT PLC+                                                                                                 48,530
          2,400    NISHIMATSUYA CHAIN COMPANY LIMITED                                                                        42,969
         18,715    NORDSTROM INCORPORATED                                                                                   993,579
          1,603    ORIFLAME COSMETICS SA+                                                                                    61,998
         17,221    PAYLESS SHOESOURCE INCORPORATED+                                                                         532,129
          1,664    PINAULT-PRINTEMPTS-REDOUTE SA                                                                            250,373
            730    POINT INCORPORATED                                                                                        46,484

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                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
APPAREL & ACCESSORY STORES (CONTINUED)
             51    PUMA AG RUDOLF DASSLER SPORT                                                                     $        18,121
        119,000    QUANTA COMPUTER INCORPORATED                                                                             204,052
          2,386    REITMAN'S CANADA LIMITED CLASS A                                                                          44,187
          1,000    RIGHT ON COMPANY LIMITED                                                                                  34,288
            900    SHIMANURA COMPANY LIMITED                                                                                102,002
          9,000    SHISEIDO COMPANY LIMITED                                                                                 190,778
          7,427    SIGNET GROUP PLC                                                                                          17,104
            183    SWATCH GROUP AG CLASS B                                                                                   44,706
          9,000    TAKASHIMAYA COMPANY LIMITED                                                                              117,963
          5,477    TALBOTS INCORPORATED<<                                                                                   138,239
         12,563    TRUWORTHS INTERNATIONAL LIMITED                                                                           59,079
            700    UNI-CHARM CORPORATION                                                                                     41,736
          1,900    UNITED ARROWS LIMITED                                                                                     36,264
          9,811    URBAN OUTFITTERS INCORPORATED+<<                                                                         243,509
         10,000    YUE YUEN INDUSTRIAL HOLDINGS                                                                              34,558

                                                                                                                          9,052,319
                                                                                                                    ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.47%
          7,091    BILLABONG INTERNATIONAL LIMITED                                                                           95,817
          1,913    BURBERRY GROUP PLC                                                                                        23,728
          8,083    HANESBRANDS INCORPORATED+                                                                                231,255
          4,151    HENNES & MAURITZ AB CLASS B                                                                              216,929
             61    HERMES INTERNATIONAL                                                                                       7,972
          9,400    JONES APPAREL GROUP INCORPORATED                                                                         309,448
          5,812    KELLWOOD COMPANY                                                                                         183,252
          8,700    LIZ CLAIBORNE INCORPORATED                                                                               391,500
            206    NOBEL BIOCARE HOLDING AG+                                                                                 68,368
          1,000    ONWARD KASHIYAMA COMPANY LIMITED                                                                          13,960
         11,999    PHILLIPS-VAN HEUSEN CORPORATION                                                                          658,025
          5,433    POLO RALPH LAUREN CORPORATION<<                                                                          472,562
         45,500    PORTS DESIGN LIMITED                                                                                     118,802
         73,000    POU CHEN CORPORATION                                                                                      80,865
         31,265    QUIKSILVER INCORPORATED+                                                                                 435,834
          2,972    VALENTINO FASHION GROUP SPA                                                                              123,063
          7,900    VF CORPORATION                                                                                           630,499
          1,000    WACOAL CORPORATION                                                                                        13,251
         34,000    YGM TRADING LIMITED                                                                                       26,546

                                                                                                                          4,101,676
                                                                                                                    ---------------
AUTO PARTS & EQUIPMENT - 0.01%
          4,240   HYUNDAI AUTONET COMPANY LIMITED+                                                                           48,627
         96,200   SOMBOON ADVANCE TECHNOLOGY PCL                                                                             26,718
        310,300   YARNAPUND PCL                                                                                              45,599

                                                                                                                            120,944
                                                                                                                    ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.76%
          9,101    ADVANCE AUTO PARTS INCORPORATED                                                                          342,653
         13,029    AUTONATION INCORPORATED+<<                                                                               286,117
          4,400    AUTOZONE INCORPORATED+                                                                                   551,276
          2,290    BAYERISCHE MOTOREN WERKE AG                                                                              133,068
            300    CANADIAN TIRE CORPORATED LIMITED CLASS A                                                                  18,378
          9,441    CARMAX INCORPORATED+<<                                                                                   497,541
            395    D'IETEREN SA                                                                                             147,669
         13,000    HOTAI MOTOR COMPANY LIMITED+                                                                              31,879
         46,100    NISSAN MOTOR COMPANY LIMITED                                                                             534,154
          9,759    O'REILLY AUTOMOTIVE INCORPORATED+<<                                                                      336,002
          1,172    PEUGEOT SA                                                                                                79,084

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS (CONTINUED)
         55,014    TOYOTA MOTOR CORPORATION                                                                         $     3,726,140
            170    USS COMPANY LIMITED                                                                                       10,696

                                                                                                                          6,694,657
                                                                                                                    ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.04%
          5,237    RYDER SYSTEM INCORPORATED                                                                                269,391
         34,985    TIGER AUTOMOTIVE LIMITED+                                                                                 67,744
            717    TRAVELCENTERS OF AMERICA LLC+                                                                             26,027

                                                                                                                            363,162
                                                                                                                    ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.97%
            951    AMEC PLC                                                                                                   8,625
          1,860    BALFOUR BEATTY PLC                                                                                        16,568
          1,376    BARRATT DEVELOPMENTS PLC                                                                                  31,837
          9,491    BEAZER HOMES USA INCORPORATED<<                                                                          374,515
            491    BELLWAY PLC                                                                                               14,263
            524    BERKELEY GROUP HOLDINGS PLC+                                                                              15,675
            106    BILFINGER BERGER AG                                                                                        8,799
         10,498    CENTEX CORPORATION                                                                                       486,687
        184,900    CH KARNCHANG PCL                                                                                          40,213
          3,000    COMSYS HOLDINGS CORPORATION                                                                               34,963
          9,521    CONSORCIO ARA SA DE CV                                                                                    59,782
          9,350    CSR LIMITED                                                                                               26,742
          1,149    DAELIM INDUSTRIAL COMPANY LIMITED                                                                         98,221
          6,150    DAEWOO ENGINEERING & CONSTRUCTION COMPANY LIMITED                                                        124,737
         12,000    DAIWA HOUSE INDUSTRY COMPANY LIMITED                                                                     214,340
          5,722    DESARROLLADORA HOMEX SA DE CV+                                                                            51,781
        499,000    DMCI HOLDINGS INCORPORATED+                                                                               66,832
          4,380    DOOSAN INDUSTRIAL DEVELOPMENT COMPANY LIMITED+                                                            62,093
         24,589    DR HORTON INCORPORATED                                                                                   623,823
            216    EIFFAGE SA                                                                                                21,747
         39,422    EMPRESAS ICA SOCIEDAD CONTROLADORA SA DE CV+                                                             141,244
        151,100    EVERGREEN FIBREBOARD BHD                                                                                  56,075
         73,800    GAMUDA BHD                                                                                               141,153
          4,034    GEORGE WIMPEY PLC                                                                                         45,084
          3,617    GLOBE TRADE CENTRE SA+                                                                                    57,523
          1,738    GS ENGINEERING & CONSTRUCTION CORPORATION                                                                158,721
          1,850    HANJIN HEAVY INDUSTRIES & CONSTRUCTION COMPANY LIMITED+                                                   57,954
         15,000    HASEKO CORPORATION+                                                                                       57,639
            206    HOCHTIEF AG                                                                                               17,943
          1,405    HOLCIM LIMITED                                                                                           139,601
          2,571    HOVNANIAN ENTERPRISES INCORPORATED CLASS A+<<                                                             79,958
          2,730    HYUNDAI DEVELOPMENT COMPANY                                                                              165,244
          2,352    HYUNDAI ENGINEERING & CONSTRUCTION COMPANY LIMITED+                                                      128,377
          7,600    IJM CORPORATION BHD                                                                                       18,875
         13,306    IMPREGILO SPA+                                                                                            80,162
        595,700    ITALIAN-THAI DEVELOPMENT PCL                                                                              87,539
          5,000    JGC CORPORATION                                                                                           75,923
         23,000    KAJIMA CORPORATION                                                                                       121,983
          6,699    KB HOME                                                                                                  332,270
          6,000    KINDEN CORPORATION                                                                                        46,820
        151,700    LAND & HOUSES PCL                                                                                         28,311
          8,637    LEIGHTON HOLDINGS LIMITED                                                                                211,638
         11,188    LENNAR CORPORATION CLASS A<<                                                                             550,897
            826    LENNAR CORPORATION CLASS B                                                                                37,913
          3,445    MDC HOLDINGS INCORPORATED                                                                                175,902

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS (CONTINUED)
         28,000    NEW WORLD DEVELOPMENT LIMITED                                                                    $        61,713
            462    NVR INCORPORATED+<<                                                                                      312,774
         18,000    OBAYASHI CORPORATION                                                                                     121,155
          9,000    OKUMURA CORPORATION                                                                                       49,709
            354    PBG SA+                                                                                                   35,470
          1,497    PERSIMMON PLC                                                                                             41,047
          2,648    PULTE HOMES INCORPORATED                                                                                  78,275
         34,190    PYI CORPORATION LIMITED                                                                                   14,747
          3,655    RYLAND GROUP INCORPORATED<<                                                                              176,061
         12,000    SEKISUI CHEMICAL COMPANY LIMITED                                                                          99,012
         16,000    SEKISUI HOUSE LIMITED                                                                                    239,169
          7,000    SEMBCORP INDUSTRIES LIMITED                                                                               20,143
         18,000    SHIMIZU CORPORATION                                                                                      108,234
         13,000    SINGAPORE TECHNOLOGIES ENGINEERING LIMITED                                                                27,546
        291,300    SINO THAI ENGINEERING & CONSTRUCTION PCL                                                                  38,012
          5,513    STANDARD-PACIFIC CORPORATION                                                                             140,747
            241    SUEZ SA+                                                                                                  11,679
         27,000    TAISEI CORPORATION                                                                                       102,610
          2,501    TAYLOR WOODROW PLC                                                                                        19,981
         11,000    TODA CORPORATION                                                                                          51,651
          1,000    TOENEC CORPORATION+                                                                                        4,966
          9,971    TOLL BROTHERS INCORPORATED+                                                                              297,734
          5,000    TRONOH CONSOLIDATED MALAYSIA BHD                                                                          12,632
          8,065    UNITED CONSTRUCTION GROUP LIMITED                                                                         83,624
         51,000    UNITED FIBER SYSTEM LIMITED+                                                                               8,505
         33,317    URBI DESARROLLOS URBANOS SA DE CV+                                                                       131,308
          1,795    VINCI SA                                                                                                 248,634
         11,217    WALTER INDUSTRIES INCORPORATED<<                                                                         279,640
          8,220    WCI COMMUNITIES INCORPORATED+<<                                                                          171,140
            210    WILSON BOWDEN PLC                                                                                          8,909
            336    YIT OYJ                                                                                                   10,960
         27,700    YTL CORPORATION BHD                                                                                       54,166
            142    ZPH STALPRODUKT SA+                                                                                       39,057

                                                                                                                          8,498,002
                                                                                                                    ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.60%
         19,000    ASAHI GLASS COMPANY LIMITED                                                                              253,847
          4,000    DAIKIN INDUSTRIES LIMITED                                                                                142,893
         12,550    FASTENAL COMPANY                                                                                         442,639
          6,937    FLETCHER BUILDING LIMITED                                                                                 51,710
            100    FLS INDUSTRIES AS+                                                                                         6,464
         21,000    FUJI ELECTRIC HOLDINGS COMPANY LIMITED                                                                   103,040
             24    GEBERIT AG                                                                                                39,659
          1,859    GRAFTON GROUP PLC                                                                                         29,324
         45,059    HOME DEPOT INCORPORATED                                                                                1,784,336
        539,400    HOME PRODUCT CENTER PCL                                                                                   81,643
          2,000    KEIYO COMPANY LIMITED                                                                                     13,664
         27,398    KINGFISHER PLC                                                                                           135,341
          1,140    KINGSPAN GROUP PLC                                                                                        31,077
          2,600    KOMERI COMPANY LIMITED                                                                                    85,854
         33,594    LOWE'S COMPANIES INCORPORATED                                                                          1,093,821
          5,000    MATSUSHITA ELECTRIC WORKS LIMITED                                                                         56,921
          4,000    NIPPON SHEET GLASS COMPANY LIMITED                                                                        20,539
          3,600    RINNAI CORPORATION                                                                                        95,465
         17,217    SANDVIK AB                                                                                               270,787
            147    SCHINDLER HOLDING AG                                                                                       9,287

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS (CONTINUED)
          3,147    SCHNEIDER ELECTRIC SA                                                                            $       382,308
         89,000    TECHTRONIC INDUSTRIES COMPANY                                                                            121,887
            322    WIENERBERGER AG                                                                                           19,814

                                                                                                                          5,272,320
                                                                                                                    ---------------
BUSINESS SERVICES - 5.91%
         32,831    3COM CORPORATION+                                                                                        127,056
          5,204    ADMINISTAFF INCORPORATED                                                                                 184,690
         13,044    ADOBE SYSTEMS INCORPORATED+                                                                              511,977
          4,793    ADVENT SOFTWARE INCORPORATED+<<                                                                          173,507
          6,542    ADVO INCORPORATED                                                                                        215,755
          9,903    AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                       514,659
         11,133    AGILE SOFTWARE CORPORATION+                                                                               71,363
         13,154    AKAMAI TECHNOLOGIES INCORPORATED+<<                                                                      678,352
          6,006    ALLIANCE DATA SYSTEMS CORPORATION+<<                                                                     358,859
          7,709    ANSYS INCORPORATED+                                                                                      393,313
         16,221    AQUANTIVE INCORPORATED+<<                                                                                411,040
          6,532    ARBITRON INCORPORATED                                                                                    292,699
         18,081    ARIBA INCORPORATED+                                                                                      168,334
            655    ATOS ORIGIN SA+                                                                                           35,469
          2,365    AUSTRALIAN STOCK EXCHANGE LIMITED                                                                         77,982
         19,855    AUTODESK INCORPORATED+                                                                                   817,033
         12,429    AUTOMATIC DATA PROCESSING INCORPORATED                                                                   618,840
         26,330    AVIS BUDGET GROUP INCORPORATED                                                                           700,115
         10,466    AVOCENT CORPORATION+<<                                                                                   333,133
         34,640    BEA SYSTEMS INCORPORATED+                                                                                413,255
         30,859    BISYS GROUP INCORPORATED+                                                                                405,487
            223    BOLSAS Y MARCADOS ESPANOLES+                                                                              10,639
         18,569    BORLAND SOFTWARE CORPORATION+<<                                                                           96,373
         24,554    BRAMBLES LIMITED+                                                                                        256,529
          7,101    CACI INTERNATIONAL INCORPORATED CLASS A+<<                                                               330,197
         24,703    CADENCE DESIGN SYSTEMS INCORPORATED+                                                                     492,578
          8,990    CATALINA MARKETING CORPORATION                                                                           281,387
         11,805    CERIDIAN CORPORATION+                                                                                    385,079
          5,132    CERNER CORPORATION+<<                                                                                    267,429
         19,585    CHECK POINT SOFTWARE TECHNOLOGIES+                                                                       442,229
          6,847    CHECKFREE CORPORATION+<<                                                                                 259,638
            168    CHEIL COMMUNICATIONS INCORPORATED                                                                         40,675
         90,000    CHINA UNICOM LIMITED                                                                                     114,041
          6,862    CHOICEPOINT INCORPORATED+                                                                                266,795
         13,045    CIBER INCORPORATED+                                                                                       91,706
         16,200    CITRIX SYSTEMS INCORPORATED+                                                                             521,640
         28,587    CNET NETWORKS INCORPORATED+<<                                                                            250,994
          8,846    COGNEX CORPORATION<<                                                                                     193,993
         12,177    COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                    1,098,365
            400    COGNOS INCORPORATED+                                                                                      15,147
         15,266    COMPUTER SCIENCES CORPORATION+                                                                           808,029
          5,136    COMPUTERSHARE LIMITED                                                                                     40,588
         29,983    COMPUWARE CORPORATION+                                                                                   274,344
         11,677    CONVERGYS CORPORATION+                                                                                   300,332
         11,594    CSG SYSTEMS INTERNATIONAL INCORPORATED+<<                                                                285,908
            700    CSK HOLDINGS CORPORATION                                                                                  30,682
          4,243    DATATEC LIMITED                                                                                           19,719
          2,629    DCC PLC                                                                                                   88,716
         12,597    DELUXE CORPORATION                                                                                       388,869
             17    DENA COMPANY LIMITED+                                                                                     57,571
         11,749    DENDRITE INTERNATIONAL INCORPORATED+                                                                     149,682

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
BUSINESS SERVICES (CONTINUED)
             28    DENTSU INCORPORATED+                                                                             $        78,034
          8,626    DIGITAL RIVER INCORPORATED+<<                                                                            477,794
          4,545    DST SYSTEMS INCORPORATED+<<                                                                              320,059
         27,453    EARTHLINK INCORPORATED+<<                                                                                195,465
         23,408    EBAY INCORPORATED+                                                                                       750,460
          7,032    ELECTRONIC ARTS INCORPORATED+                                                                            354,553
         13,966    ELECTRONICS FOR IMAGING+                                                                                 318,704
            786    EURONEXT NV                                                                                               85,552
          7,739    EXPERIAN GROUP LIMITED+                                                                                   90,519
          9,053    F5 NETWORKS INCORPORATED+                                                                                657,429
          2,999    FACTSET RESEARCH SYSTEMS INCORPORATED                                                                    182,519
          5,021    FAIR ISAAC CORPORATION                                                                                   195,970
         24,374    FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                                    1,119,985
         17,416    FIRST DATA CORPORATION+                                                                                  444,630
         15,114    FISERV INCORPORATED+                                                                                     800,437
        802,000    FOUNDER HOLDINGS LIMITED+                                                                                 61,590
         21,000    GALLANT VENTURE LIMITED+                                                                                  17,991
          1,693    GARDA WORLD SECURITY CORPORATION CLASS A+                                                                 29,095
          2,863    GEMALTO NV+                                                                                               74,216
          3,769    GETTY IMAGES INCORPORATED+<<                                                                             197,684
          7,176    GLOBAL PAYMENTS INCORPORATED                                                                             276,061
          4,914    GOOGLE INCORPORATED CLASS A+                                                                           2,208,597
            553    GROUPE BRUXELLES LAMBERT SA                                                                               61,897
         20,500    HONG KONG EXCHANGES & CLEARING LIMITED                                                                   211,087
          8,610    HURRAY! HOLDING COMPANY LIMITED+                                                                          53,813
         13,456    HYPERION SOLUTIONS CORPORATION+                                                                          576,455
         17,916    INFORMATICA CORPORATION+                                                                                 232,191
          6,345    INFOSPACE INCORPORATED+                                                                                  144,666
         39,183    INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                           493,314
          9,404    INTERWOVEN INCORPORATED+                                                                                 143,129
         27,442    INTUIT INCORPORATED+                                                                                     809,813
         15,263    IRON MOUNTAIN INCORPORATED+                                                                              425,075
          6,942    JDA SOFTWARE GROUP INCORPORATED+                                                                         103,158
         11,684    JUNIPER NETWORKS INCORPORATED+                                                                           220,944
            248    JYSKE BANK+                                                                                               19,114
             17    KABU.COM SECURITIES COMPANY LIMITED                                                                       30,293
         12,374    KEANE INCORPORATED+                                                                                      169,771
              4    KENEDIX INCORPORATED                                                                                      21,079
          7,000    KEPPEL CORPORATION LIMITED                                                                                81,486
            379    KONE OYJ                                                                                                  21,697
          6,570    KRONOS INCORPORATED+                                                                                     259,515
          6,112    LAMAR ADVERTISING COMPANY+<<                                                                             391,474
            740    LG DACOM CORPORATION                                                                                      15,677
          8,696    LOGICACMG PLC                                                                                             28,951
         20,593    MAN GROUP PLC+                                                                                           222,056
          7,200    MANPOWER INCORPORATED                                                                                    534,960
         34,000    MARUBENI CORPORATION                                                                                     213,343
          5,763    MASTERCARD INCORPORATED CLASS A<<                                                                        617,678
         21,128    MENTOR GRAPHICS CORPORATION+<<                                                                           356,852
            946    MICHAEL PAGE INTERNATIONAL PLC                                                                             8,928
        192,571    MICROSOFT CORPORATION                                                                                  5,424,725
          4,300    MITSUBISHI CORPORATION                                                                                   100,228
            136    MONEX BEANS HOLDINGS INCORPORATED                                                                        143,569
         10,188    MONSTER WORLDWIDE INCORPORATED+                                                                          507,974
          7,472    NAVTEQ CORPORATION+                                                                                      238,805
         15,008    NCR CORPORATION+                                                                                         693,370
         13,943    NETFLIX INCORPORATED+<<                                                                                  314,136

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
BUSINESS SERVICES (CONTINUED)
         28,609    NOVELL INCORPORATED+                                                                             $       189,392
         32,360    NWS HOLDINGS LIMITED                                                                                      78,694
          1,778    OMX AB                                                                                                    33,811
         88,615    ORACLE CORPORATION+                                                                                    1,455,944
         29,285    PARAMETRIC TECHNOLOGY CORPORATION+                                                                       558,465
         21,026    PEROT SYSTEMS CORPORATION CLASS A+                                                                       353,657
            423    PERPETUAL TRUSTEES AUSTRALIA LIMITED                                                                      24,863
          9,171    PROGRESS SOFTWARE CORPORATION+                                                                           257,247
         24,488    PSION PLC                                                                                                 66,856
          4,667    RADISYS CORPORATION+                                                                                      73,365
         21,812    REALNETWORKS INCORPORATED+                                                                               177,986
         17,150    RED HAT INCORPORATED+<<                                                                                  385,018
         17,838    RENT-A-CENTER INCORPORATED+                                                                              505,172
          1,169    REUTERS GROUP PLC                                                                                         59,970
         14,140    ROBERT HALF INTERNATIONAL INCORPORATED                                                                   552,450
         14,509    S1 CORPORATION+                                                                                           75,157
            930    S1 CORPORATION (KOREA)                                                                                    37,133
          6,338    SALESFORCE.COM INCORPORATED+<<                                                                           274,182
            738    SAP AG                                                                                                    33,996
          6,373    SAP AG ADR                                                                                               292,967
          1,400    SECURITAS AB                                                                                              20,968
             34    SGS SOCIETE GENERALE DE SURVEILLANCE HOLDING SA                                                           38,441
         19,000    SINGAPORE EXCHANGE LIMITED                                                                                84,494
         16,260    SONICWALL INCORPORATED+                                                                                  141,787
         13,675    SPHERION CORPORATION+                                                                                    121,297
          9,339    SRA INTERNATIONAL INCORPORATED CLASS A+                                                                  221,334
          1,230    SUBMARINO SA+                                                                                             40,546
          1,000    SUMITOMO WAREHOUSE COMPANY LIMITED                                                                         8,302
         50,676    SUN MICROSYSTEMS INCORPORATED+                                                                           310,644
         12,000    SWIRE PACIFIC LIMITED                                                                                    135,774
         23,048    SYBASE INCORPORATED+<<                                                                                   575,970
         19,595    SYMANTEC CORPORATION+                                                                                    335,075
         11,920    SYNOPSYS INCORPORATED+                                                                                   304,914
          8,659    TELETECH HOLDINGS INCORPORATED+                                                                          272,585
          9,769    THE BRINK'S COMPANY                                                                                      578,618
         14,687    THQ INCORPORATED+<<                                                                                      473,068
         54,039    TIBCO SOFTWARE INCORPORATED+                                                                             489,053
            200    TOKYU LIVABLE INCORPORATED                                                                                15,826
          3,719    TOMKINS PLC                                                                                               18,755
          6,300    TOYOTA TSUSHO CORPORATION                                                                                175,044
          8,299    TRANSACTION SYSTEMS ARCHITECTS INCORPORATED+                                                             292,955
            457    TRAVIS PERKINS PLC                                                                                        17,566
         29,002    UNISYS CORPORATION+<<                                                                                    246,227
         15,771    UNITED ONLINE INCORPORATED                                                                               207,389
         17,692    UNITED RENTALS INCORPORATED+<<                                                                           505,637
         22,385    VALUECLICK INCORPORATED+<<                                                                               593,203
          4,996    VIAD CORPORATION                                                                                         186,251
          7,362    VIGNETTE CORPORATION+                                                                                    131,338
         13,242    WEBMETHODS INCORPORATED+                                                                                  89,913
          9,747    WEBSENSE INCORPORATED+<<                                                                                 221,842
         17,000    WHARF HOLDINGS LIMITED                                                                                    60,271
         19,688    WIND RIVER SYSTEMS INCORPORATED+<<                                                                       204,755
          8,464    WPP GROUP PLC                                                                                            122,855
            236    YAHOO JAPAN CORPORATION                                                                                   89,589
         27,450    YAHOO! INCORPORATED+<<                                                                                   847,107

                                                                                                                         51,857,077
                                                                                                                    ---------------

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                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
CHEMICALS & ALLIED PRODUCTS - 6.59%
         23,094    ABBOTT LABORATORIES                                                                              $     1,261,394
          2,691    ABRAXIS BIOSCIENCE INCORPORATED+                                                                          70,881
             93    ACTELION LIMITED+                                                                                         20,297
            600    AGRIUM INCORPORATED+                                                                                      23,028
            951    AIR LIQUIDE                                                                                              218,061
          3,040    AIR PRODUCTS & CHEMICALS INCORPORATED                                                                    227,453
          1,938    AKZO NOBEL NV                                                                                            119,487
          8,101    ALBANY MOLECULAR RESEARCH INCORPORATED+                                                                   76,635
          8,299    ALBEMARLE CORPORATION                                                                                    679,273
          8,197    ALEXION PHARMACEUTICALS INCORPORATED+                                                                    302,305
         22,533    ALKERMES INCORPORATED+                                                                                   369,541
         25,447    AMGEN INCORPORATED+                                                                                    1,635,224
            160    AMOREPACIFIC CORPORATION+                                                                                 94,128
          3,400    ARISAWA MANUFACTURING COMPANY LIMITED                                                                     35,203
         71,300    AROMATICS THAILAND PCL                                                                                    91,155
         22,000    ASAHI KASEI CORPORATION                                                                                  161,270
          9,400    ASTELLAS PHARMA INCORPORATED                                                                             412,009
          1,526    ASTRAZENECA PLC                                                                                           85,842
         11,792    ASTRAZENECA PLC ADR                                                                                      661,885
          9,450    BARR PHARMACEUTICALS INCORPORATED+                                                                       500,850
          4,046    BASF AG                                                                                                  411,475
          7,407    BIOGEN IDEC INCORPORATED+                                                                                334,722
         21,310    BIOMARIN PHARMACEUTICAL INCORPORATED+<<                                                                  362,909
            400    BIOVAIL CORPORATION+                                                                                       8,287
          1,088    BORSODCHEM RT+                                                                                            16,788
          6,572    BRASKEM SA                                                                                                42,708
         29,325    BRISTOL-MYERS SQUIBB COMPANY                                                                             773,887
          4,828    CABOT CORPORATION                                                                                        215,908
          6,851    CAMBREX CORPORATION                                                                                      157,984
          3,906    CARDIOME PHARMA CORPORATION+                                                                              42,747
         11,719    CELANESE CORPORATION CLASS A                                                                             334,929
          5,332    CHARLES RIVER LABORATORIES INTERNATIONAL INCORPORATED+                                                   244,472
         20,438    CHEMTURA CORPORATION                                                                                     234,628
        352,000    CHINA PHARMACEUTICAL GROUP LIMITED+                                                                       61,723
            318    CHRISTIAN DIOR SA                                                                                         37,647
          8,200    CHUGAI PHARMACEUTICAL COMPANY LIMITED                                                                    203,251
         14,057    CHURCH & DWIGHT COMPANY INCORPORATED                                                                     674,033
            283    CIBA SPECIALTY CHEMICALS AG                                                                               18,007
            997    CLARIANT AG                                                                                               15,624
          3,100    CLOROX COMPANY                                                                                           196,416
         11,530    COLGATE-PALMOLIVE COMPANY                                                                                776,661
          2,899    CSL LIMITED                                                                                              177,362
         11,243    CUBIST PHARMACEUTICALS INCORPORATED+<<                                                                   225,197
          8,841    CYTEC INDUSTRIES INCORPORATED                                                                            520,028
          7,876    DADE BEHRING HOLDINGS INCORPORATED                                                                       322,601
          3,000    DAICEL CHEMICAL INDUSTRIES LIMITED                                                                        21,611
         13,800    DAIICHI SANKYO COMPANY LIMITED                                                                           444,033
          7,000    DAINIPPON INK & CHEMICALS INCORPORATED                                                                    28,494
          6,000    DAINIPPON SUMITOMO PHARMA COMPANY LIMITED                                                                 66,481
          4,000    DENKI KAGAKU KOGYO KABUSHIKI KAISHA                                                                       18,073
            180    DONG-A PHARMACEUTICAL COMPANY LIMITED                                                                     15,005
         14,044    DOW CHEMICAL COMPANY                                                                                     615,127
          1,054    DSM NV                                                                                                    45,680
          7,242    EASTMAN CHEMICAL COMPANY                                                                                 428,147
         15,338    ECOLAB INCORPORATED                                                                                      648,797
         13,791    EI DU PONT DE NEMOURS & COMPANY                                                                          699,893

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
CHEMICALS & ALLIED PRODUCTS (CONTINUED)
          6,696    EISAI COMPANY LIMITED                                                                            $       340,776
          4,143    ELAN CORPORATION PLC+                                                                                     53,346
         14,500    ELI LILLY & COMPANY                                                                                      763,280
         23,000    ETERNAL CHEMICAL COMPANY LIMITED                                                                          39,927
         10,445    FERRO CORPORATION                                                                                        221,434
          7,872    FMC CORPORATION                                                                                          579,143
          7,311    FOREST LABORATORIES INCORPORATED+                                                                        378,417
        141,000    FORMOSA CHEMICALS & FIBRE CORPORATION                                                                    271,730
        155,000    FORMOSA PLASTICS CORPORATION                                                                             275,660
         10,203    GENENTECH INCORPORATED+                                                                                  860,827
          5,753    GENZYME CORPORATION+                                                                                     355,535
         10,301    GILEAD SCIENCES INCORPORATED+                                                                            737,140
             36    GIVAUDAN SA                                                                                               32,018
         51,363    GLAXOSMITHKLINE PLC                                                                                    1,442,639
          5,572    H LUNDBECK AS                                                                                            149,415
            279    HANMI PHARM COMPANY LIMITED                                                                               34,219
          2,540    HANWHA CHEM CORPORATION                                                                                   30,884
         15,309    HB FULLER COMPANY                                                                                        382,266
            159    HENKEL KGAA                                                                                               20,040
            337    HENKEL KGAA PREFERRED                                                                                     47,620
          3,500    HISAMITSU PHARMACEUTICAL COMPANY INCORPORATED                                                            106,706
          1,100    HITACHI CHEMICAL COMPANY LIMITED                                                                          25,593
            569    HONAM PETROCHEMICAL CORPORATION                                                                           48,942
         13,921    HOSPIRA INCORPORATED+                                                                                    532,757
          7,633    HUNTSMAN CORPORATION+                                                                                    156,095
          7,086    IDEXX LABORATORIES INCORPORATED+                                                                         610,671
          4,996    IMCLONE SYSTEMS INCORPORATED+                                                                            143,935
         15,473    IMMUCOR INCORPORATED+<<                                                                                  460,167
          7,295    IMPERIAL CHEMICAL INDUSTRIES PLC                                                                          66,090
          5,372    INTERMUNE INCORPORATED+<<                                                                                162,879
          7,015    INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                          328,302
          4,177    INVITROGEN CORPORATION+<<                                                                                264,195
        490,200    IRPC PCL+                                                                                                 85,002
          1,248    JOHNSON MATTHEY PLC                                                                                       37,798
          2,900    JSR CORPORATION                                                                                           67,106
            161    K+S AG                                                                                                    17,369
        368,000    KALBE FARMA TBK PT                                                                                        49,166
          3,000    KANEKA CORPORATION                                                                                        27,996
          2,000    KANSAI PAINT COMPANY LIMITED                                                                              17,414
          9,000    KAO CORPORATION                                                                                          262,985
            267    KCC CORPORATION                                                                                           72,300
         21,484    KING PHARMACEUTICALS INCORPORATED+<<                                                                     400,677
         36,500    KINGBOARD CHEMICALS HOLDINGS LIMITED                                                                     153,232
         16,000    KYOWA HAKKO KOGYO COMPANY LIMITED                                                                        146,069
            366    LANXESS+                                                                                                  18,197
            431    LG HOUSEHOLD & HEALTH CARE LIMITED CLASS H+                                                               52,176
          1,120    LG PETROCHEMICAL COMPANY LIMITED                                                                          27,533
            184    LONZA GROUP AG                                                                                            16,380
         17,669    LUBRIZOL CORPORATION                                                                                     918,788
         19,900    LYONDELL CHEMICAL COMPANY                                                                                634,014
          8,017    MARTEK BIOSCIENCES CORPORATION+<<                                                                        181,345
         28,277    MEDAREX INCORPORATED+<<                                                                                  386,829
         11,746    MEDICINES COMPANY+<<                                                                                     316,790
         12,557    MEDICIS PHARMACEUTICAL CORPORATION CLASS A<<                                                             456,573
         20,190    MEDIMMUNE INCORPORATED+<<                                                                                644,263
         32,513    MERCK & COMPANY INCORPORATED                                                                           1,435,774

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
CHEMICALS & ALLIED PRODUCTS (CONTINUED)
            330    MERCK KGAA                                                                                       $        41,072
         17,531    MGI PHARMA INCORPORATED+                                                                                 372,008
         26,962    MILLENNIUM PHARMACEUTICALS INCORPORATED+<<                                                               291,190
          4,002    MINERALS TECHNOLOGIES INCORPORATED                                                                       247,684
          1,900    MIRACA HOLDINGS INCORPORATED                                                                              38,751
         21,500    MITSUBISHI CHEMICAL HOLDINGS CORPORATION                                                                 174,128
          6,000    MITSUBISHI GAS CHEMICAL COMPANY INCORPORATED                                                              65,163
         11,000    MITSUI CHEMICALS LIMITED                                                                                  95,592
         12,208    MONSANTO COMPANY                                                                                         643,240
            300    MURAMOTO ELECTRON THAILAND PCL                                                                             1,675
         18,685    MYLAN LABORATORIES INCORPORATED                                                                          395,561
         13,580    NABI BIOPHARMACEUTICALS+                                                                                  71,974
        280,000    NAN YA PLASTICS CORPORATION                                                                              476,722
          8,130    NEUROCRINE BIOSCIENCES INCORPORATED+                                                                     102,519
          4,000    NIPPON SANSO CORPORATION                                                                                  35,740
          1,000    NIPPON SHOKUBAI COMPANY LIMITED                                                                           10,962
          1,000    NISSAN CHEMICAL INDUSTRIES LIMITED                                                                        12,811
          2,500    NITTO DENKO CORPORATION                                                                                  127,734
         21,343    NOVARTIS AG                                                                                            1,188,154
          4,847    NOVEN PHARMACEUTICALS INCORPORATED+                                                                      119,333
          1,845    NOVO-NORDISK AS                                                                                          157,766
         17,799    OLIN CORPORATION                                                                                         307,923
          7,531    OM GROUP INCORPORATED+                                                                                   381,596
          1,612    OMEGA PHARMA SA                                                                                          124,730
          5,823    OMNIA HOLDINGS LIMITED                                                                                    51,424
          4,300    ONO PHARMACEUTICAL COMPANY LIMITED                                                                       232,413
         10,332    ONYX PHARMACEUTICALS INCORPORATED+<<                                                                     271,215
          5,520    OSI PHARMACEUTICALS INCORPORATED+<<                                                                      190,992
            100    PACIFIC CORPORATION                                                                                       15,132
          7,762    PAR PHARMACEUTICAL COMPANIES INCORPORATED+                                                               188,461
          5,670    PAREXEL INTERNATIONAL CORPORATION+                                                                       192,837
         10,006    PDL BIOPHARMA INCORPORATED+                                                                              191,015
         20,869    PERRIGO COMPANY                                                                                          348,512
        108,148    PFIZER INCORPORATED                                                                                    2,699,374
          2,428    PPG INDUSTRIES INCORPORATED                                                                              160,855
          7,502    PRAXAIR INCORPORATED                                                                                     462,798
         69,820    PROCTER & GAMBLE COMPANY                                                                               4,432,872
        750,000    PT TEMPO SCAN PACIFIC TBK                                                                                 72,277
         59,400    PTT CHEMICAL PCL                                                                                         136,170
          5,249    RECKITT BENCKISER PLC                                                                                    264,342
          6,569    RECORDATI SPA                                                                                             51,550
          5,219    RHODIA SA+                                                                                                18,302
            437    RICHTER GEDEON PLC+                                                                                       85,138
         12,753    ROHM & HAAS COMPANY                                                                                      674,124
         30,909    RPM INTERNATIONAL INCORPORATED<<                                                                         723,271
         17,805    SANOFI-AVENTIS ADR                                                                                       755,110
          3,200    SANTEN PHARMACEUTICAL COMPANY LIMITED                                                                     87,560
         11,315    SENSIENT TECHNOLOGIES CORPORATION                                                                        277,104
          9,582    SEPRACOR INCORPORATED+                                                                                   503,630
          7,000    SHIN-ETSU CHEMICAL COMPANY LIMITED                                                                       438,645
          7,000    SHIONOGI & COMPANY LIMITED                                                                               135,377
          3,506    SHIRE PLC                                                                                                 74,372
            668    SHISEIDO COMPANY LIMITED                                                                                  14,151
         15,000    SHOWA DENKO KK                                                                                            56,752
         42,051    SIGMA PHARMACEUTICALS LIMITED                                                                             81,836
          9,644    SIGMA-ALDRICH CORPORATION                                                                                395,404

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
CHEMICALS & ALLIED PRODUCTS (CONTINUED)
         12,000    SINOCHEM HONG KONG HOLDING LIMITED                                                               $         6,359
        116,000    SINOPEC SHANGHAI PETROCHEMICAL COMPANY LIMITED                                                            58,794
          5,333    SMITH & NEPHEW PLC                                                                                        62,115
          4,995    SOCIEDAD QUIMICA Y MINERA DE CHILE SA CLASS B                                                             67,931
            341    SOLVAY SA                                                                                                 48,524
            153    STADA ARZNEIMITTEL AG                                                                                      8,797
         27,000    SUMITOMO CHEMICAL COMPANY LIMITED                                                                        205,219
            695    SYNGENTA AG                                                                                              122,771
         18,000    TAIWAN FERTILIZER COMPANY LIMITED                                                                         33,269
         15,200    TAKEDA PHARMACEUTICAL COMPANY LIMITED                                                                  1,044,912
          7,000    TANABE SEIYAKU COMPANY LIMITED                                                                            94,468
          6,274    TARO PHARMACEUTICALS INDUSTRIES+<<                                                                        57,093
         12,434    THE MOSAIC COMPANY+                                                                                      316,321
         72,700    TITAN CHEMICALS CORPORATION                                                                               24,904
          3,000    TOKUYAMA CORPORATION                                                                                      52,065
          7,000    TOSOH CORPORATION                                                                                         36,002
          1,000    TSUMURA & COMPANY                                                                                         23,309
         11,000    UBE INDUSTRIES LIMITED JAPAN                                                                              35,487
          2,614    UCB SA                                                                                                   168,879
            600    ULTRAPAR PARTICIPANTS                                                                                     14,742
         21,500    UNILEVER INDONESIA TBK PT                                                                                 13,185
          4,777    UNITED THERAPEUTICS CORPORATION+<<                                                                       268,467
         21,072    USEC INCORPORATED+                                                                                       298,801
         24,621    VALSPAR CORPORATION                                                                                      667,475
         11,268    VERTEX PHARMACEUTICALS INCORPORATED+                                                                     345,815
         19,991    WYETH                                                                                                    977,960
            318    YUHAN CORPORATION                                                                                         50,653
            995    ZENTIVA NV                                                                                                56,107
          2,000    ZEON CORPORATION                                                                                          20,978

                                                                                                                         57,784,125
                                                                                                                    ---------------
COAL MINING - 0.47%
          7,971    ANGLO AMERICAN PLC                                                                                       378,252
         10,621    ANGLO AMERICAN PLC ADR                                                                                   250,868
         12,981    ARCH COAL INCORPORATED<<                                                                                 404,228
         21,294    BHP BILLITON PLC                                                                                         427,235
        609,500    BUMI RESOURCES TBK PT                                                                                     80,764
        139,000    CHINA SHENHUA ENERGY COMPANY LIMITED                                                                     352,971
         16,368    CONSOL ENERGY INCORPORATED                                                                               583,847
            621    CUDECO LIMITED+                                                                                            1,688
         29,160    INTERNATIONAL COAL GROUP INCORPORATED+<<                                                                 149,008
          1,880    KUMBA IRON ORE LIMITED+                                                                                   33,154
          6,529    MASSEY ENERGY COMPANY                                                                                    158,394
          6,099    MINERAL DEPOSIT LIMITED+                                                                                   6,968
          5,474    PEABODY ENERGY CORPORATION                                                                               221,150
          4,151    PENN VIRGINIA CORPORATION                                                                                289,242
         62,000    PT ASTRA INTERNATIONAL INCORPORATED                                                                       95,395
         19,268    SASOL LIMITED                                                                                            620,947
         74,000    YANZHOU COAL MINING COMPANY LIMITED                                                                       68,005

                                                                                                                          4,122,116
                                                                                                                    ---------------
COMMUNICATIONS - 4.51%
         14,115    ADTRAN INCORPORATED                                                                                      325,068
        112,900    ADVANCED INFORMATION SERVICE PCL                                                                         247,202
         26,523    ALCATEL SA                                                                                               338,706
          5,601    ALLTEL CORPORATION                                                                                       339,365

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMUNICATIONS (CONTINUED)
      1,251,011    AMERICA MOVIL SA DE CV                                                                           $     2,734,156
         13,300    AMERICA MOVIL SA DE CV CLASS A                                                                            29,425
          9,260    AMERICAN TOWER CORPORATION CLASS A+<<                                                                    358,732
          7,880    ANIXTER INTERNATIONAL INCORPORATED+<<                                                                    488,560
         60,200    ASTRO ALL ASIA NETWORKS PLC                                                                               90,223
         94,019    AT&T INCORPORATED                                                                                      3,459,899
         40,614    AVAYA INCORPORATED+                                                                                      498,740
          6,000    BCE INCORPORATED                                                                                         157,490
          1,291    BELGACOM SA                                                                                               55,388
          6,469    BRITISH SKY BROADCASTING PLC                                                                              70,772
         56,519    BT GROUP PLC                                                                                             328,315
          1,374    BT GROUP PLC ADR                                                                                          79,802
         13,873    CABLE & WIRELESS PLC                                                                                      44,892
         19,821    CABLEVISION SYSTEMS CORPORATION+                                                                         583,927
          9,657    CENTURYTEL INCORPORATED                                                                                  432,151
        427,160    CHAMPION TECHNOLOGY HOLDINGS LIMITED                                                                      85,290
         74,000    CHINA MOBILE LIMITED                                                                                     687,623
         39,000    CHINA NETCOM GROUP CORPORATION HONG KONG LIMITED                                                          92,146
        736,000    CHINA TELECOM CORPORATION LIMITED                                                                        341,011
        196,000    CHUNGHWA TELECOM COMPANY LIMITED                                                                         369,396
         11,157    CIA DE TELECOMUNICACIONES DE CHILE SA CLASS A                                                             23,685
         59,714    CINCINNATI BELL INCORPORATED+                                                                            272,893
          6,500    CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                                235,170
         41,510    COMCAST CORPORATION CLASS A+                                                                           1,067,624
         15,450    COMCAST CORPORATION SPECIAL CLASS A+                                                                     393,203
         10,000    COMPAL COMMUNICATIONS INCORPORATED                                                                        34,143
            310    COSMOTE MOBILE COMMUNICATIONS SA                                                                           9,025
          8,305    COX RADIO INCORPORATED CLASS A+                                                                          120,090
         19,902    CROWN CASTLE INTERNATIONAL CORPORATION+                                                                  651,990
          2,611    CTC MEDIA INCORPORATED+                                                                                   55,092
          8,098    CUMULUS MEDIA INCORPORATED+<<                                                                             79,603
         12,000    CYBERTAN TECHNOLOGY INCORPORATED+                                                                         26,112
         16,000    D-LINK CORPORATION                                                                                        23,235
          1,316    DAILY MAIL & GENERAL TRUST                                                                                20,006
          1,899    DEUTSCHE TELEKOM AG                                                                                       34,077
         22,654    DEUTSCHE TELEKOM AG ADR                                                                                  406,866
         30,200    DIGI.COM BHD+                                                                                            146,560
         17,354    ECHOSTAR COMMUNICATIONS CORPORATION+                                                                     704,572
            650    ELISA CORPORATION                                                                                         19,199
         13,359    EMBARQ CORPORATION                                                                                       739,421
          6,773    EMMIS COMMUNICATIONS CORPORATION CLASS A+                                                                 55,674
          2,148    EMPRESA NACIONAL DE TELECOMUNICACIONES SA                                                                 27,679
          7,874    ENTERCOM COMMUNICATIONS CORPORATION                                                                      225,118
          5,658    EQUINIX INCORPORATED+                                                                                    467,747
         25,915    EXTREME NETWORKS+                                                                                        114,285
        160,000    FAR EASTONE TELECOMMUNICATIONS COMPANY LIMITED                                                           183,794
            259    FASTWEB+                                                                                                  13,528
          2,935    FRANCE TELECOM SA                                                                                         79,739
         11,057    FRANCE TELECOM SA ADR                                                                                    299,645
         72,702    GRUPO TELEVISA SA                                                                                        396,585
          1,710    HELLENIC TELECOMMUNICATIONS ORGANIZATION SA+                                                              46,390
          9,139    HUSQVARNA AB B SHARES+                                                                                   141,777
         42,432    INDEPENDENT NEWS & MEDIA PLC                                                                             185,302
          1,982    INMARSAT PLC                                                                                              14,939
         18,086    ITV PLC                                                                                                   38,987
         11,093    J2 GLOBAL COMMUNICATIONS INCORPORATED+<<                                                                 266,676

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMUNICATIONS (CONTINUED)
         10,544    JOHN FAIRFAX HOLDINGS LIMITED                                                                    $        39,960
             56    KDDI CORPORATION                                                                                         438,409
         19,114    KINGSTON (HULL) COMMUNICATIONS PLC                                                                        29,189
          5,720    KT CORPORATION                                                                                           255,721
          3,740    KT FREETEL COMPANY LIMITED                                                                               102,466
            868    LAGARDERE SCA                                                                                             66,726
         14,600    LEADER UNIVERSAL HOLDINGS BHD+                                                                             2,959
          3,913    LEAP WIRELESS INTERNATIONAL INCORPORATED+                                                                264,401
         16,698    LIBERTY GLOBAL INCORPORATED+                                                                             455,187
          2,948    LIBERTY MEDIA HOLDING CORPORATION CAPITAL SERIES A+                                                      318,030
         13,050    LIBERTY MEDIA HOLDING CORPORATION INTERACTIVE SERIES A+                                                  307,589
         14,029    LIVE NATION INCORPORATED+<<                                                                              324,631
         13,313    MAGYAR TELEKOM PLC+                                                                                       65,223
            200    MANITOBA TELECOM SERVICES INCORPORATED+                                                                    7,876
         66,200    MAXIS COMMUNICATIONS BHD                                                                                 221,108
          5,576    MEDIASET SPA                                                                                              64,787
         76,000    MOBILONE LIMITED                                                                                         103,878
            580    MOBISTAR SA                                                                                               49,046
         59,775    MTN GROUP LIMITED                                                                                        727,552
         11,713    NII HOLDINGS INCORPORATED+<<                                                                             829,749
         16,517    NIPPON TELEGRAPH & TELEPHONE CORPORATION                                                                 436,214
          3,740    NORTEL NETWORKS CORPORATION+                                                                             112,110
         30,114    NTT DOCOMO INCORPORATED                                                                                  545,365
        110,000    PCCW LIMITED                                                                                              64,905
          2,500    PHILIPPINE LONG DISTANCE TELEPHONE COMPANY                                                               119,508
          7,954    PORTUGAL TELECOM SGPS SA                                                                                 105,996
        156,000    PT INDONESIAN SATELLITE CORPORATION TBK                                                                  100,794
            484    PUBLICIS GROUPE                                                                                           21,700
         22,668    QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+<<                                                       201,292
         17,779    RADIO ONE INCORPORATED CLASS D+<<                                                                        125,164
             62    RAKUTEN INCORPORATED                                                                                      32,254
          4,696    REED ELSEVIER NV                                                                                          83,025
         10,273    RENTOKIL INITIAL PLC                                                                                      29,913
          1,907    REUTERS GROUP PLC                                                                                         16,321
          4,100    ROGERS COMMUNICATIONS INCORPORATED                                                                       133,839
          9,060    ROYAL KPN NV                                                                                             139,798
          6,991    ROYAL KPN NV ADR                                                                                         108,081
            543    RTL GROUP                                                                                                 61,798
        379,400    SAMART CORPORATION PCL                                                                                    98,683
         19,273    SBA COMMUNICATIONS CORPORATION+                                                                          519,793
         13,354    SEAT PAGINE GIALLE SPA                                                                                     8,217
          2,011    SES FDR                                                                                                   37,524
          1,100    SHAW COMMUNICATIONS INCORPORATED CLASS B                                                                  37,789
        188,600    SHIN SATELLITE PCL+                                                                                       38,801
         12,720    SINCLAIR BROADCAST GROUP INCORPORATED                                                                    181,769
         85,100    SINGAPORE TELECOMMUNICATIONS LIMITED                                                                     178,092
          1,674    SK TELECOM COMPANY LIMITED                                                                               349,306
            531    SOCIETE TELEVISION FRANCAISE 1                                                                            17,898
         42,734    SPRINT NEXTEL CORPORATION                                                                                823,912
          5,389    STRATOS GLOBAL CORPORATION+                                                                               26,217
            106    SWISSCOM AG                                                                                               39,833
        169,000    TAIWAN MOBILE COMPANY LIMITED                                                                            163,615
            147    TDC AS+                                                                                                    5,586
          4,654    TELE NORTE LESTE PARTICIPACOES SA                                                                        119,615
          5,189    TELE2 AB                                                                                                  78,273
         29,376    TELECOM CORPORATION OF NEW ZEALAND LIMITED                                                                99,384

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMUNICATIONS (CONTINUED)
         97,374    TELECOM ITALIA RNC SPA                                                                           $       247,539
         96,414    TELECOM ITALIA SPA                                                                                       291,860
        172,900    TELECOM MALAYSIA BHD                                                                                     498,513
          3,803    TELECOMUNICACOES DE SAO PAULO SA                                                                          92,936
          8,689    TELEFONAKTIEBOLAGET LM ERICSSON                                                                          310,719
         32,000    TELEFONAKTIEBOLAGET LM ERICSSON CLASS B                                                                  114,156
         11,569    TELEFONICA SA                                                                                            249,550
          8,558    TELEFONICA SA ADR<<                                                                                      550,964
        408,636    TELEFONOS DE MEXICO SA DE CV                                                                             593,324
          2,249    TELEKOM AUSTRIA AG                                                                                        56,250
         30,521    TELEKOMUNIKACJA POLSKA SA+                                                                               232,717
          2,078    TELEMAR NORTE LESTE SA                                                                                    41,256
          5,200    TELENOR ASA                                                                                               96,237
          4,314    TELEPHONE & DATA SYSTEMS INCORPORATED                                                                    240,247
         21,651    TELIASONERA AB                                                                                           182,645
          7,451    TELKOM SOUTH AFRICA LIMITED                                                                              167,982
         57,360    TELSTRA CORPORATION LIMITED                                                                              192,526
          1,000    TELUS CORPORATION+                                                                                        48,179
            900    TELUS CORPORATION NV+                                                                                     42,538
          7,000    TENCENT HOLDINGS LIMITED                                                                                  24,056
            836    TRINITY MIRROR PLC                                                                                         8,054
        262,500    TRUE CORPORATION PCL+                                                                                     48,218
        270,800    TT&T PCL+                                                                                                  7,959
        138,673    TV AZTECA SA DE CV                                                                                       111,170
          1,232    UNITED BUSINESS MEDIA PLC                                                                                 17,156
         58,500    UNITED COMMUNICATION INDUSTRY PCL+                                                                        66,194
         19,999    UNIVISION COMMUNICATIONS INCORPORATED CLASS A+                                                           719,964
         43,424    VERIZON COMMUNICATIONS INCORPORATED                                                                    1,625,360
            341    VIACOM INCORPORATED+                                                                                      13,490
          9,115    VIVENDI SA                                                                                               360,060
         17,300    VIVO PARTICIPACOES SA+                                                                                    64,452
         51,339    VODAFONE GROUP PLC                                                                                       142,684
         39,982    VODAFONE GROUP PLC ADR                                                                                 1,115,498
         39,925    WINDSTREAM CORPORATION                                                                                   600,871
         26,693    XM SATELLITE RADIO HOLDINGS INCORPORATED+<<                                                              383,311
          4,090    YELL GROUP PLC                                                                                            48,120
         27,400    ZTE CORPORATION                                                                                          132,213
         18,000    ZYXEL COMMUNICATIONS CORPORATION+                                                                         26,413

                                                                                                                         39,560,962
                                                                                                                    ---------------
COMPUTERS & OFFICE EQUIPMENT - 0.04%
          8,295    AGILYSYS INCORPORATED                                                                                    174,195
      1,209,300    CALCOMP ELECTRONICS THAILAND PCL                                                                         167,756
        289,400    GLOBETRONICS TECHNOLOGY BHD                                                                               28,089

                                                                                                                            370,040
                                                                                                                    ---------------
COMPUTERS - MEMORY DEVICES - 0.01%
        762,700    MAGNECOMP PRECISION TECHNOLOGY THB+                                                                       42,366
                                                                                                                    ---------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.23%
         74,800    CARSO INFRAESTRUCTURA Y CONSTRUCCION+                                                                     67,536
          5,907    CHEMED CORPORATION                                                                                       273,435
          9,848    DYCOM INDUSTRIES INCORPORATED+                                                                           246,200
          7,023    EMCOR GROUP INCORPORATED+                                                                                421,801
          6,557    INSITUFORM TECHNOLGY INCORPORATED+                                                                       166,154
            171    KOBENHAVNS LUFTHAVNE                                                                                      77,436

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
CONSTRUCTION SPECIAL TRADE CONTRACTORS (CONTINUED)
         26,064    QUANTA SERVICES INCORPORATED+<<                                                                 $        604,424
         42,633    STEINHOFF INTERNATIONAL HOLDINGS LIMITED                                                                 153,609

                                                                                                                          2,010,595
                                                                                                                   ----------------

CONSUMER SERVICES - 0.05%
            260    HAKUHODO DY HOLDINGS INCORPORATED                                                                         17,566
          2,690    LVMH MOET HENNESSY LOUIS VUITTON SA                                                                      298,062
         20,143    RESORTS WORLD BHD                                                                                         86,253

                                                                                                                            401,881
                                                                                                                   ----------------

CONTAINERS, PACKAGING - 0.03%
        336,100    CAN-ONE BHD                                                                                               85,872
      1,192,800    POLYPLEX PCL+                                                                                            137,422

                                                                                                                            223,294
                                                                                                                   ----------------

DEPOSITORY INSTITUTIONS - 9.67%
         14,000    77 BANK LIMITED                                                                                           99,198
          3,724    ABN AMRO HOLDINGS NV                                                                                     130,645
         12,763    ABN AMRO HOLDINGS NV ADR                                                                                 447,981
         12,073    ABSA GROUP                                                                                               228,869
         14,684    AFRICAN BANK INVESTMENTS LIMITED                                                                          56,055
          2,479    ALLIANCE & LEICESTER PLC                                                                                  54,290
         12,528    ALLIED IRISH BANKS PLC                                                                                   368,880
          6,430    ALPHA BANK AE                                                                                            198,262
          5,383    AMCORE FINANCIAL INCORPORATED                                                                            176,078
        136,400    AMINVESTMENT GROUP BHD                                                                                    80,602
        274,800    AMMB HOLDINGS BHD                                                                                        262,013
          4,947    ANCHOR BANCORP WISCONSIN INCORPORATED                                                                    139,852
          5,947    ANGLO IRISH BANK CORPORATION PLC                                                                         126,706
         10,329    ASSOCIATED BANC-CORP                                                                                     357,177
          7,747    ASTORIA FINANCIAL CORPORATION                                                                            219,008
         32,211    AUSTRALIA & NEW ZEALAND BANKING GROUP LIMITED                                                            743,604
         31,448    BANCA INTESA RNC SPA                                                                                     223,897
         54,052    BANCA INTESA SPA                                                                                         393,770
            788    BANCA LOMBARDA E PIEMONTESE SPA                                                                           18,426
         29,201    BANCA MONTE DEI PASCHI DI SIENA SPA                                                                      188,578
          2,350    BANCA POPOLARE DI MILANO SCARL                                                                            36,479
          8,557    BANCA POPOLARE ITALIANA                                                                                  129,092
          1,951    BANCHE POPOLARI UNITE SCPA                                                                                55,510
         20,997    BANCO BILBAO VIZCAYA ARGENTARIA SA                                                                       512,102
          9,665    BANCO BILBAO VIZCAYA ARGENTARIA SA ADR<<                                                                 235,439
          1,103    BANCO BPI SA                                                                                               9,371
          6,318    BANCO BRADESCO SA                                                                                        230,314
         23,867    BANCO COMERCIAL PORTUGUES SA                                                                              87,173
        177,811    BANCO DE CHILE                                                                                            13,912
          1,051    BANCO DE CREDITO E INVERSIONES                                                                            32,932
            166    BANCO DE VALENCIA SA                                                                                       8,433
          3,556    BANCO DO BRASIL SA                                                                                       115,040
          1,067    BANCO ESPIRITO SANTO SA                                                                                   19,768
          3,973    BANCO ITAU HOLDING FINANCEIRA SA                                                                         117,101
          3,258    BANCO NOSSA CAIXA SA                                                                                      61,380
            405    BANCO PASTOR SA                                                                                            9,031
          2,588    BANCO POPOLARE DI VERONA E NOVARA SCRL                                                                    78,428
          6,268    BANCO POPULAR ESPANOL SA                                                                                 123,343
          1,583    BANCO SABADELL SA                                                                                         74,179
         23,595    BANCO SANTANDER CENTRAL HISPANO SA                                                                       437,453
         30,427    BANCO SANTANDER CENTRAL HISPANO SA ADR<<                                                                 564,421

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
DEPOSITORY INSTITUTIONS (CONTINUED)
      1,306,416    BANCO SANTANDER CHILE SA                                                                        $         60,555
         19,074    BANCORPSOUTH INCORPORATED<<                                                                              474,943
         18,000    BANGKOK BANK PCL                                                                                          57,663
        415,500    BANK CENTRAL ASIA TBK PT                                                                                 224,097
        326,000    BANK MANDIRI PERSERO TBK PT                                                                               83,004
         67,443    BANK OF AMERICA CORPORATION                                                                            3,430,825
        261,000    BANK OF AYUDHYA PCL                                                                                      151,115
      1,078,000    BANK OF CHINA LIMITED+                                                                                   516,027
         24,192    BANK OF EAST ASIA LIMITED                                                                                138,408
         10,000    BANK OF FUKUOKA LIMITED                                                                                   84,368
         10,819    BANK OF HAWAII CORPORATION                                                                               559,559
          8,646    BANK OF IRELAND                                                                                          197,369
          6,000    BANK OF KYOTO LIMITED                                                                                     67,241
          3,900    BANK OF MONTREAL                                                                                         235,947
         10,896    BANK OF NEW YORK COMPANY INCORPORATED                                                                    442,596
          7,900    BANK OF NOVA SCOTIA                                                                                      343,531
         25,100    BANK OF THE PHILIPPINE ISLANDS                                                                            32,065
         23,000    BANK OF YOKOHAMA LIMITED                                                                                 188,025
          3,048    BANK PEKAO SA+                                                                                           236,947
            260    BANK PRZEMYSLOWO HANDLOWY PBK+                                                                            79,879
        172,500    BANK RAKYAT INDONESIA                                                                                     89,731
            674    BANK ZACHODNI WBK SA+                                                                                     51,597
            224    BANKINTER SA                                                                                              16,585
         56,155    BARCLAYS PLC                                                                                             816,190
          7,838    BB&T CORPORATION                                                                                         332,958
         15,636    BNP PARIBAS                                                                                              815,230
         53,500    BOC HONG KONG HOLDINGS LIMITED                                                                           129,419
            187    BRE BANK SA+                                                                                              25,375
        127,300    BUMIPUTRA COMMERCE HOLDINGS BHD                                                                          339,782
          4,200    CANADIAN IMPERIAL BANK OF COMMERCE                                                                       361,467
         17,229    CAPITALIA SPA                                                                                            148,428
         10,199    CATHAY GENERAL BANCORP                                                                                   346,052
        168,000    CHANG HWA COMMERCIAL BANK                                                                                111,660
         15,000    CHIBA BANK LIMITED                                                                                       143,147
          5,763    CHINA BANKING CORPORATION                                                                                105,674
        400,000    CHINA DEVELOPMENT FINANCIAL HOLDING CORPORATION+                                                         184,522
        110,200    CHINA MERCHANTS BANK COMPANY LIMITED+                                                                    223,983
         11,284    CHITTENDEN CORPORATION                                                                                   345,178
         75,279    CITIGROUP INCORPORATED                                                                                 3,794,062
         20,077    CITIZENS BANKING CORPORATION                                                                             455,748
         12,939    COLONIAL BANCGROUP INCORPORATED                                                                          334,214
          2,298    COMERICA INCORPORATED                                                                                    138,776
          5,899    COMMERCE BANCSHARES INCORPORATED                                                                         291,708
          4,981    COMMERZBANK AG                                                                                           205,658
         23,577    COMMONWEALTH BANK OF AUSTRALIA                                                                           928,071
         11,473    COMPASS BANCSHARES INCORPORATED                                                                          791,752
         73,000    COSMOS BANK TAIWAN+                                                                                       28,801
          7,315    CREDIT AGRICOLE SA                                                                                       291,957
          5,404    CREDITO EMILIANO SPA                                                                                      82,026
          4,534    CULLEN FROST BANKERS INCORPORATED                                                                        245,199
          5,070    DAEGU BANK                                                                                                86,411
          7,740    DANSKE BANK                                                                                              358,060
         20,000    DBS GROUP HOLDINGS LIMITED                                                                               278,595
          4,200    DEN NORSKE BANK ASA                                                                                       56,842
          1,999    DEPFA BANK PLC                                                                                            33,570
          4,454    DEUTSCHE BANK AG                                                                                         584,998

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
DEPOSITORY INSTITUTIONS (CONTINUED)
            464    DEUTSCHE POSTBANK AG                                                                            $         39,022
          4,133    DEXIA                                                                                                    121,913
         10,213    DIME COMMUNITY BANCSHARES                                                                                128,377
          5,086    DOWNEY FINANCIAL CORPORATION<<                                                                           333,336
        108,000    E.SUN FINANCIAL HOLDING COMPANY LIMITED                                                                   71,454
         13,126    EAST WEST BANCORP INCORPORATED                                                                           489,206
          3,900    EFG EUROBANK ERGASIAS SA                                                                                 144,716
          1,716    ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG                                                           127,532
         48,000    FAR EASTERN INTERNATIONAL BANK                                                                            26,294
          6,829    FIFTH THIRD BANCORP                                                                                      275,072
         18,070    FIRST BANCORP PUERTO RICO<<                                                                              215,756
         10,976    FIRST HORIZON NATIONAL CORPORATION<<                                                                     473,614
         13,144    FIRST MIDWEST BANCORP INCORPORATED                                                                       494,477
         28,553    FIRST NIAGARA FINANCIAL GROUP INCORPORATED                                                               405,453
         19,205    FIRSTMERIT CORPORATION                                                                                   411,947
        216,245    FIRSTRAND LIMITED                                                                                        716,330
         14,640    FNB CORPORATION PA<<                                                                                     251,222
         10,466    FORTIS                                                                                                   450,407
        202,000    FUBON FINANCIAL HOLDING COMPANY LIMITED                                                                  186,367
         45,135    FULTON FINANCIAL CORPORATION                                                                             693,725
          5,767    GETIN HOLDING SA+                                                                                         28,579
         12,540    GREATER BAY BANCORP                                                                                      336,072
          6,000    GUNMA BANK LIMITED                                                                                        41,348
          8,850    HANA FINANCIAL GROUP INCORPORATED                                                                        469,895
          2,174    HANCOCK HOLDING COMPANY                                                                                   96,895
         10,400    HANG SENG BANK LIMITED                                                                                   141,631
          5,480    HBOS PLC                                                                                                 116,353
         26,961    HBOS PLC ADR<<                                                                                           571,166
          7,000    HIROSHIMA BANK LIMITED                                                                                    41,145
         20,000    HOKUHOKU FINANCIAL GROUP INCORPORATED                                                                     75,331
             48    HOME CAPITAL GROUP INCORPORATED                                                                            1,496
         14,400    HONG LEONG BANK BHD                                                                                       25,281
         68,900    HONG LOENG FINANCIAL GROUP BHD                                                                           112,112
         21,370    HSBC HOLDINGS PLC                                                                                        373,984
         15,495    HSBC HOLDINGS PLC ADR                                                                                  1,357,362
        170,000    HUA NAN FINANCIAL HOLDINGS COMPANY LIMITED                                                               130,015
         46,554    HUDSON CITY BANCORP INCORPORATED                                                                         623,824
         20,050    HUNTINGTON BANCSHARES INCORPORATED<<                                                                     464,158
            759    HYPO REAL ESTATE HOLDING AG                                                                               48,092
      1,523,103    INDUSTRIAL & COMMERCIAL BANK OF CHINA CLASS H+                                                           840,212
          4,090    INDUSTRIAL BANK OF KOREA+                                                                                 81,218
         18,367    INDYMAC BANCORP INCORPORATED<<                                                                           630,539
             60    ING BANK SLASKI SA                                                                                        15,019
          4,212    INTERNATIONAL BANCSHARES CORPORATION                                                                     122,906
         10,129    INTESA SAN PAOLO ADR+<<                                                                                  441,938
          5,237    INVESTORS FINANCIAL SERVICES CORPORATION                                                                 306,574
          2,000    JARDINE STRATEGIC HOLDINGS LIMITED+                                                                       27,200
         12,000    JOYO BANK LIMITED                                                                                         78,743
         52,077    JPMORGAN CHASE & COMPANY                                                                               2,572,604
            586    JULIUS BAER HOLDING AG                                                                                    74,091
          2,895    KBC GROEP NV                                                                                             352,307
          5,850    KEYCORP                                                                                                  220,779
        129,200    KIATNAKIN FINANCE                                                                                        112,967
          6,200    KOREA EXCHANGE BANK+                                                                                      89,211
          1,740    KOREA INVESTMENT HOLDINGS COMPANY LIMITED                                                                 86,843
        566,100    KRUNG THAI BANK PCL                                                                                      192,998

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
DEPOSITORY INSTITUTIONS (CONTINUED)
         10,349    LLOYDS TSB GROUP PLC                                                                            $        116,676
          9,505    LLOYDS TSB GROUP PLC ADR                                                                                 430,672
          1,214    M&T BANK CORPORATION                                                                                     145,583
          7,637    MAF BANCORP INCORPORATED                                                                                 337,937
        150,500    MALAYAN BANKING BHD                                                                                      537,040
        134,800    MALAYSIAN PLANTATIONS BHD                                                                                108,517
         21,830    MARSHALL & ILSLEY CORPORATION                                                                          1,037,580
          2,758    MEDIOBANCA SPA                                                                                            61,864
        389,000    MEGA FINANCIAL HOLDING COMPANY LIMITED                                                                   259,727
          6,013    MELLON FINANCIAL CORPORATION<<                                                                           261,145
         11,142    MERCANTILE BANKSHARES CORPORATION                                                                        524,565
            177    MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED                                                            2,187,842
         14,000    MITSUI TRUST HOLDINGS INCORPORATED                                                                       156,186
            212    MIZUHO FINANCIAL GROUP INCORPORATED                                                                    1,486,023
         27,000    MIZUHO TRUST & BANKING COMPANY LIMITED                                                                    62,022
          1,123    NATIONAL AUSTRALIA BANK LIMITED                                                                           35,711
          5,432    NATIONAL AUSTRALIA BANK LIMITED ADR                                                                      862,221
            900    NATIONAL BANK OF CANADA+                                                                                  50,248
         40,665    NATIONAL BANK OF GREECE SA<<                                                                             425,356
          8,715    NATIONAL CITY CORPORATION                                                                                329,863
          2,138    NATIXIS                                                                                                   56,586
          7,480    NEDBANK GROUP LIMITED                                                                                    139,409
         23,782    NEW YORK COMMUNITY BANCORP INCORPORATED<<                                                                398,111
         26,389    NEWALLIANCE BANCSHARES INCORPORATED                                                                      416,946
         22,000    NIS GROUP COMPANY LIMITED                                                                                 12,820
         12,000    NISHI-NIPPON CITY BANK LIMITED                                                                            57,664
         19,790    NORDEA BANK AB                                                                                           301,068
          2,385    NORTHERN ROCK PLC                                                                                         53,122
         14,873    OLD NATIONAL BANCORP                                                                                     271,284
         12,000    ORIENT CORPORATION                                                                                        19,052
         45,000    OVERSEA-CHINESE BANKING CORPORATION LIMITED                                                              250,147
         11,564    PACIFIC CAPITAL BANCORP                                                                                  364,266
          2,503    PARK NATIONAL CORPORATION                                                                                233,455
         33,100    PHATRA SECURITIES PCL                                                                                     29,914
          4,276    PIRAEUS BANK SA                                                                                          147,124
         19,108    PKO BANK POLSKI SA                                                                                       288,025
          4,230    PNC FINANCIAL SERVICES GROUP                                                                             310,101
         22,669    POPULAR INCORPORATED                                                                                     396,934
          8,040    PROVIDENT BANKSHARES CORPORATION                                                                         275,852
         14,735    PROVIDENT FINANCIAL SERVICES INCORPORATED                                                                258,747
        127,500    PUBLIC BANK BHD                                                                                          320,297
          6,120    PUSAN BANK                                                                                                84,810
            242    RAIFFEISEN INTERNATIONAL BANK HOLDINGS                                                                    32,569
         10,602    REGIONS FINANCIAL CORPORATION                                                                            379,764
             93    RESONA HOLDINGS INCORPORATED                                                                             263,897
         73,600    RHB CAPITAL BHD                                                                                           92,026
         41,996    RMB HOLDINGS LIMITED                                                                                     199,060
         10,500    ROYAL BANK OF CANADA                                                                                     485,589
         27,367    ROYAL BANK OF SCOTLAND GROUP PLC                                                                       1,079,887
              4    SAPPORO HOLDINGS                                                                                          41,551
          5,000    SHIGA BANK                                                                                                31,839
        164,000    SHIN KONG FINANCIAL HOLDING COMPANY LIMITED                                                              164,249
         24,000    SHINSEI BANK LIMITED                                                                                     128,503
         11,000    SHIZUOKA BANK LIMITED                                                                                    117,515
        107,800    SIAM CITY BANK PCL                                                                                        57,345
         82,300    SIAM COMMERCIAL BANK PCL                                                                                 157,223

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
DEPOSITORY INSTITUTIONS (CONTINUED)
        296,000    SINOPAC FINANCIAL HOLDINGS COMPANY LIMITED                                                      $        149,123
          3,750    SKANDINAVISKA ENSKILDA BANKEN AB CLASS A                                                                 115,010
          9,213    SKY FINANCIAL GROUP INCORPORATED                                                                         258,977
        237,221    SOCIEDAD MATRIZ BANCO DE CHILE CLASS B                                                                    22,695
         19,202    SOCIETE GENERALE                                                                                         645,994
         19,129    SOUTH FINANCIAL GROUP INCORPORATED                                                                       512,275
         29,034    SOVEREIGN BANCORP INCORPORATED                                                                           733,697
          8,550    ST GEORGE BANK LIMITED                                                                                   222,642
         49,280    STANDARD BANK GROUP LIMITED                                                                              685,012
         11,002    STANDARD CHARTERED PLC                                                                                   308,582
         17,181    STERLING BANCSHARES INCORPORATED (TEXAS)                                                                 198,612
            136    SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED                                                           1,320,718
         28,000    SUMITOMO TRUST & BANKING COMPANY LIMITED                                                                 317,338
         15,287    SUNCORP-METWAY LIMITED                                                                                   262,211
          5,090    SUNTRUST BANKS INCORPORATED                                                                              429,138
          3,000    SURUGA BANK LIMITED                                                                                       41,373
         12,728    SUSQUEHANNA BANCSHARES INCORPORATED                                                                      308,781
          7,710    SVB FINANCIAL GROUP+<<                                                                                   372,393
          3,600    SVENSKA HANDELSBANKEN                                                                                    103,718
          2,700    SWEDBANK AB                                                                                               92,845
            190    SYDBANK AS                                                                                                 9,954
         24,117    SYNOVUS FINANCIAL CORPORATION                                                                            780,667
         71,000    TA CHONG BANK LIMITED+                                                                                    23,272
        178,000    TAISHIN FINANCIAL HOLDINGS COMPANY LIMITED                                                                94,537
         78,000    TAIWAN BUSINESS BANK+                                                                                     24,501
         10,918    TCF FINANCIAL CORPORATION                                                                                288,672
          8,487    TD BANKNORTH INCORPORATED                                                                                272,518
         22,300    THAI FARMERS BANK PUB COMPANY LIMITED                                                                     41,946
        254,900    THANACHART CAPITAL PCL                                                                                    90,648
          2,000    THE CHUGOKU BANK LIMITED+                                                                                 26,602
          6,000    THE HACHIJUNI BANK LIMITED                                                                                43,577
          2,000    THE HYAKUJUSHI BANK LIMITED                                                                               12,364
          3,000    THE IYO BANK LIMITED                                                                                      29,871
          3,000    THE JUROKU BANK LIMITED                                                                                   17,811
        132,800    TISCO BANK PCL                                                                                            83,524
      1,795,573    TMB BANK PCL+                                                                                             99,739
          4,400    TORONTO-DOMINION BANK                                                                                    262,962
          4,189    TORONTO-DOMINION BANK ADR                                                                                250,502
         18,217    TRUSTCO BANK CORPORATION NEW YORK SHARES                                                                 180,166
         12,681    TRUSTMARK CORPORATION                                                                                    362,677
         24,199    UCBH HOLDINGS INCORPORATED<<                                                                             461,233
         42,354    UNIBANCO - UNIAO DE BANCOS BRASILEIROS SA                                                                155,794
         92,073    UNICREDITO ITALIANO SPA                                                                                  852,911
          4,595    UNIONBANCAL CORPORATION                                                                                  281,076
          9,552    UNITED BANKSHARES INCORPORATED                                                                           339,765
         22,000    UNITED OVERSEAS BANK LIMITED                                                                             293,506
         26,363    US BANCORP                                                                                               940,105
         10,286    VALLEY NATIONAL BANCORP                                                                                  259,001
         37,398    W HOLDING COMPANY INCORPORATED                                                                           199,705
         28,534    WACHOVIA CORPORATION                                                                                   1,579,928
         22,247    WASHINGTON FEDERAL INCORPORATED                                                                          529,034
         14,192    WASHINGTON MUTUAL INCORPORATED                                                                           611,391
         14,663    WEBSTER FINANCIAL CORPORATION                                                                            724,206
         47,284    WELLS FARGO & COMPANY+++                                                                               1,640,755
          6,871    WESTAMERICA BANCORPORATION<<                                                                             337,366
         16,807    WESTERN UNION COMPANY                                                                                    364,208

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
DEPOSITORY INSTITUTIONS (CONTINUED)
          2,682    WESTPAC BANKING CORPORATION                                                                     $         53,801
          5,872    WESTPAC BANKING CORPORATION ADR                                                                          589,314
         17,252    WHITNEY HOLDING CORPORATION                                                                              547,233
          5,785    WILMINGTON TRUST CORPORATION                                                                             246,615
          7,000    WING HANG BANK LIMITED                                                                                    79,201
          5,722    WINTRUST FINANCIAL CORPORATION                                                                           262,296
          2,000    YAMAGUCHI FINANCIAL GROUP+                                                                                26,011

                                                                                                                         84,805,118
                                                                                                                   ----------------
DIVERSIFIED OPERATIONS - 0.06%
          7,785    BOUSTEAD HOLDINGS BHD                                                                                      4,845
            546    CHARTER PLC+                                                                                               9,217
        278,043    CHINA RARE EARTH HOLDINGS LIMITED                                                                         67,260
          4,300    GRUPO IMSA SA+                                                                                            18,349
         39,000    HUTCHISON WHAMPOA LIMITED                                                                                371,131
          6,000    MELCO INTERNATIONAL DEVELOPMENT LIMITED                                                                   11,596

                                                                                                                            482,398
                                                                                                                   ----------------
EATING & DRINKING PLACES - 0.65%
         19,092    APPLEBEES INTERNATIONAL INCORPORATED<<                                                                   487,992
            836    AUTOGRILL SPA                                                                                             15,112
          8,837    BOB EVANS FARMS INCORPORATED                                                                             319,546
          1,852    C&C GROUP PLC                                                                                             25,734
          6,256    CBRL GROUP INCORPORATED<<                                                                                291,905
          7,432    CEC ENTERTAINMENT INCORPORATED+                                                                          316,900
         17,248    CHEESECAKE FACTORY INCORPORATED+<<                                                                       470,698
             31    CHIPOTLE MEXICAN GRILL INCORPORATED CLASS B+<<                                                             1,728
          3,406    ENTERPRISE INNS PLC                                                                                       42,113
         16,692    FU JI FOOD & CATERING SERVICES HOLDINGS LIMITED                                                           50,634
          1,745    HEINEKEN NV                                                                                               86,019
          3,259    IHOP CORPORATION                                                                                         181,591
            600    ITO EN LIMITED                                                                                            19,458
          7,745    JACK IN THE BOX INCORPORATED+                                                                            529,293
         14,943    KRISPY KREME DOUGHNUTS INCORPORATED+<<                                                                   151,970
         18,414    MCDONALD'S CORPORATION                                                                                   805,060
          2,288    MITCHELLS & BUTLERS PLC+                                                                                  31,885
          4,714    PAPA JOHNS INTERNATIONAL INCORPORATED+<<                                                                 139,204
          5,430    PF CHANG'S CHINA BISTRO INCORPORATED+<<                                                                  237,237
          4,791    PUNCH TAVERNS PLC                                                                                        108,782
          6,010    SABMILLER PLC                                                                                            133,154
          2,000    SAIZERIYA COMPANY LIMITED                                                                                 26,079
          3,000    SAPPORO HOLDINGS LIMITED                                                                                  22,346
         16,181    SONIC CORPORATION+                                                                                       350,642
          1,100    TIM HORTONS INCORPORATION                                                                                 33,011
          8,304    TRIARC COMPANIES INCORPORATED CLASS B                                                                    149,721
          8,126    WENDY'S INTERNATIONAL INCORPORATED                                                                       260,763
          1,142    WHITBREAD PLC                                                                                             36,960
          5,786    YUM! BRANDS INCORPORATED                                                                                 335,241

                                                                                                                          5,660,778
                                                                                                                   ----------------
EDUCATIONAL SERVICES - 0.28%
          2,852    APOLLO GROUP INCORPORATED CLASS A+<<                                                                     134,871
            900    BENESSE CORPORATION                                                                                       34,659
          7,595    CAREER EDUCATION CORPORATION+<<                                                                          224,660
         21,113    CORINTHIAN COLLEGES INCORPORATED+<<                                                                      294,526
          8,996    ITT EDUCATIONAL SERVICES INCORPORATED+                                                                   719,500

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
EDUCATIONAL SERVICES (CONTINUED)
         10,840    LAUREATE EDUCATION INCORPORATED+<<                                                              $        646,931
          3,205    STRAYER EDUCATION INCORPORATED                                                                           377,837

                                                                                                                          2,432,984
                                                                                                                   ----------------

ELECTRIC INTERGRATED - 0.02%
         10,746    SCOTTISH POWER PLC+                                                                                      161,465
                                                                                                                   ----------------

ELECTRIC, GAS & SANITARY SERVICES - 5.12%
          2,912    AEM SPA                                                                                                    9,827
          6,701    AGL ENERGY LIMITED                                                                                        85,267
         20,240    AGL RESOURCES INCORPORATED                                                                               824,375
         50,934    AGUAS ANDINAS SA CLASS A                                                                                  21,343
          7,089    ALINTA LIMITED                                                                                            79,590
         10,318    ALLIANT ENERGY CORPORATION                                                                               431,499
         24,211    ALLIED WASTE INDUSTRIES INCORPORATED+                                                                    310,385
        226,651    ALMENDRAL SA                                                                                              17,566
         18,206    AMEREN CORPORATION                                                                                       950,899
          5,698    AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                             255,612
         11,193    AQUA AMERICA INCORPORATED<<                                                                              255,088
         95,935    AQUILA INCORPORATED+                                                                                     397,171
        395,800    ASIAN INSULATORS PCL                                                                                      80,847
         21,325    ATMOS ENERGY CORPORATION                                                                                 672,164
        251,000    AU OPTRONICS CORPORATION                                                                                 363,360
         11,848    AVISTA CORPORATION                                                                                       277,243
          8,130    BLACK HILLS CORPORATION<<                                                                                293,087
          4,927    BRITISH ENERGY GROUP PLC+                                                                                 40,064
         23,410    CENTERPOINT ENERGY INCORPORATED<<                                                                        417,634
         31,392    CENTRICA PLC+                                                                                            230,756
          7,960    CEZ AS                                                                                                   320,130
         12,600    CHUBU ELECTRIC POWER COMPANY INCORPORATED                                                                424,576
          8,823    CIA GENERAL DE ELECTRICIDAD SA                                                                            70,342
         27,219    CITIZENS COMMUNICATIONS COMPANY                                                                          410,190
         14,521    CLECO CORPORATION                                                                                        380,450
         33,000    CLP HOLDINGS LIMITED                                                                                     241,809
         18,590    CMS ENERGY CORPORATION<<                                                                                 324,396
        191,455    COLBUN SA                                                                                                 36,562
            200    COMPANIA CERVECERIAS UNIDAS SA ADR                                                                         7,356
          3,715    CONSOLIDATED EDISON INCORPORATED                                                                         180,475
         15,951    CONSTELLATION ENERGY GROUP INCORPORATED                                                                1,254,865
         11,454    CPFL ENERGIA SA                                                                                          152,594
         92,000    DATANG INTERNATIONAL POWER GENERATION COMPANY LIMITED                                                     93,024
          5,093    DOMINION RESOURCES INCORPORATED                                                                          435,604
          9,662    DPL INCORPORATED<<                                                                                       291,503
          1,777    DRAX GROUP PLC+                                                                                           24,955
         15,974    DTE ENERGY COMPANY<<                                                                                     739,596
         18,115    DUKE ENERGY CORPORATION                                                                                  356,684
         22,510    DUQUESNE LIGHT HOLDINGS INCORPORATED                                                                     452,676
        105,528    DYNEGY INCORPORATED CLASS A+<<                                                                           866,385
          3,016    E.ON AG                                                                                                  395,689
         11,523    E.ON AG ADR                                                                                              502,518
          4,668    EDISON INTERNATIONAL                                                                                     219,023
         19,099    EDISON SPA                                                                                                53,393
          3,107    EDP - ENERGIAS DO BRASIL SA                                                                               48,938
         62,872    EL PASO CORPORATION                                                                                      904,099
         11,425    EL PASO ELECTRIC COMPANY+                                                                                268,945
          2,400    ELECTRIC POWER DEVELOPMENT COMPANY                                                                       121,003
          2,324    ELECTRICITE DE FRANCE                                                                                    170,411

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
ELECTRIC, GAS & SANITARY SERVICES (CONTINUED)
         48,600    ELECTRICITY GENERATING PCL                                                                      $        142,122
        113,402    EMPRESA NACIONAL DE ELECTRICIDAD SA (ENDESA-CHILE)                                                       146,128
            775    ENAGAS                                                                                                    17,671
          2,300    ENBRIDGE INCORPORATED+                                                                                    72,976
          5,799    ENDESA SA+                                                                                               295,069
         15,758    ENEL SPA                                                                                                 164,637
          3,431    ENEL SPA ADR<<                                                                                           179,235
         12,525    ENERGY EAST CORPORATION                                                                                  309,493
          5,140    ENERGY SAVINGS INCOME FUND                                                                                54,450
        444,461    ENERSIS SA                                                                                               138,855
          2,939    ENTERGY CORPORATION                                                                                      290,079
         13,295    ENVESTRA LIMITED                                                                                          12,570
          9,763    EXELON CORPORATION                                                                                       643,675
          4,584    FIRSTENERGY CORPORATION                                                                                  286,821
          3,000    FORTUM OYJ                                                                                                82,815
          5,413    FPL GROUP INCORPORATED                                                                                   319,746
            719    GAMESA CORPORATION TECNOLOGICA SA                                                                         20,657
            866    GAS NATURAL SDG SA                                                                                        37,085
          6,724    GREAT PLAINS ENERGY INCORPORATED                                                                         209,049
         15,163    GRUPO ELEKTRA SA DE CV                                                                                   229,546
         21,101    HAWAIIAN ELECTRIC INDUSTRIES INCORPORATED                                                                552,213
          2,800    HOKURIKU ELECTRIC POWER COMPANY                                                                           71,176
         57,008    HONG KONG & CHINA GAS                                                                                    124,488
         19,500    HONG KONG ELECTRIC HOLDINGS LIMITED                                                                       98,710
         22,605    HONG KONG ELECTRIC HOLDINGS LIMITED ADR                                                                  114,438
        204,000    HUANENG POWER INTERNATIONAL INCORPORATED                                                                 176,245
          5,983    IBERDROLA SA                                                                                             262,626
         10,994    IDACORP INCORPORATED                                                                                     383,031
         19,416    INTEGRYS ENERGY GROUP INCORPORATED<<                                                                   1,082,267
          8,965    INTERNATIONAL POWER PLC                                                                                   64,271
         15,500    KANSAI ELECTRIC POWER COMPANY INCORPORATED                                                               460,772
          2,030    KELDA GROUP PLC                                                                                           35,566
         15,461    KEYSPAN CORPORATION                                                                                      634,519
          2,275    KINDER MORGAN INCORPORATED                                                                               240,604
         10,700    KOREA ELECTRIC POWER CORPORATION                                                                         449,952
            530    KOREA GAS CORPORATION                                                                                     20,683
          7,300    KYUSHU ELECTRIC POWER COMPANY INCORPORATED                                                               208,994
            797    LINDE AG                                                                                                  81,223
         28,000    MALAKOFF BHD                                                                                              80,731
         14,098    MDU RESOURCES GROUP INCORPORATED                                                                         372,610
          6,574    NATIONAL FUEL GAS COMPANY                                                                                274,530
          3,757    NICOR INCORPORATED<<                                                                                     174,851
         24,083    NISOURCE INCORPORATED                                                                                    572,935
         13,648    NORTHEAST UTILITIES                                                                                      396,611
          6,683    NORTHWEST NATURAL GAS COMPANY                                                                            295,856
          9,053    NSTAR                                                                                                    309,703
          7,628    OGE ENERGY CORPORATION                                                                                   294,517
          8,756    ONEOK INCORPORATED                                                                                       364,775
         33,000    OSAKA GAS COMPANY LIMITED                                                                                129,592
          1,539    PENNON GROUP PLC                                                                                          16,248
         16,088    PEPCO HOLDINGS INCORPORATED                                                                              428,263
         86,000    PERUSAHAAN GAS NEGARA PT                                                                                  84,291
         58,200    PETRONAS GAS BHD                                                                                         143,714
          5,265    PG&E CORPORATION<<                                                                                       244,401
         18,161    PIEDMONT NATURAL GAS COMPANY INCORPORATED<<                                                              456,386
          8,814    PINNACLE WEST CAPITAL CORPORATION                                                                        417,960

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
ELECTRIC, GAS & SANITARY SERVICES (CONTINUED)
         16,441    PNM RESOURCES INCORPORATED                                                                      $        502,437
          5,766    PPL CORPORATION                                                                                          219,223
          3,629    PROGRESS ENERGY INCORPORATED                                                                             177,313
            320    PUBLIC POWER CORPORATION SA                                                                                8,275
          3,551    PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                             265,970
          9,812    PUGET ENERGY INCORPORATED<<                                                                              242,062
          7,152    QUESTAR CORPORATION                                                                                      601,769
        114,600    RATCHABURI ELECTRICITY GENERATING HOLDING PCL                                                            149,039
            468    RED ELECTRICA DE ESPANA                                                                                   21,305
         26,151    RELIANT ENERGY INCORPORATED+                                                                             442,213
          2,142    RENEWABLE ENERGY CORPORATION AS+                                                                          44,183
         10,194    REPUBLIC SERVICES INCORPORATED                                                                           428,862
          3,687    RWE AG                                                                                                   376,185
          9,360    SCANA CORPORATION                                                                                        390,593
          6,701    SCOTTISH & SOUTHERN ENERGY PLC                                                                           189,133
          3,030    SCOTTISH POWER PLC                                                                                       181,406
          3,509    SEMPRA ENERGY                                                                                            210,715
          1,320    SEVERN TRENT PLC+                                                                                         35,805
          3,400    SHIKOKU ELECTRIC POWER COMPANY INCORPORATED                                                               84,993
         57,176    SIERRA PACIFIC RESOURCES+                                                                                992,575
         10,838    SOUTHERN COMPANY<<                                                                                       388,000
         29,187    SOUTHERN UNION COMPANY                                                                                   855,179
         10,653    SOUTHWEST GAS CORPORATION                                                                                395,439
          9,426    SPECTRA ENERGY CORPORATION                                                                               242,531
          9,851    STERICYCLE INCORPORATED+                                                                                 766,506
          9,378    SUEZ SA<<                                                                                                453,051
         17,738    TECO ENERGY INCORPORATED                                                                                 297,466
         72,200    TENAGA NASIONAL BHD                                                                                      247,331
          5,535    TERNA SPA                                                                                                 19,264
          4,000    THE CHUGOKU ELECTRIC POWER COMPANY INCORPORATED+                                                          93,911
          8,100    TOHOKU ELECTRIC POWER COMPANY INCORPORATED                                                               216,164
         24,000    TOKYO ELECTRIC POWER COMPANY INCORPORATED                                                                837,091
         39,000    TOKYO GAS COMPANY LIMITED                                                                                219,027
          7,429    TRACTEBEL ENERGIA SA                                                                                      60,434
            900    TRANSALTA CORPORATION                                                                                     18,606
         27,313    UGI CORPORATION                                                                                          713,142
            855    UNION FENOSA SA                                                                                           42,882
          8,550    UNISOURCE ENERGY CORPORATION                                                                             324,131
          6,243    UNITED UTILITIES PLC                                                                                      89,207
         19,967    VECTREN CORPORATION                                                                                      559,276
          2,567    VEOLIA ENVIRONNEMENT                                                                                     181,130
            294    VERBUND - OESTERREICHISCHE ELEKTRIZITAETSWIRTSCHAFTS AG                                                   12,376
         10,477    WASTE CONNECTIONS INCORPORATED+<<                                                                        463,293
          7,753    WASTE MANAGEMENT INCORPORATED                                                                            263,990
         12,499    WGL HOLDINGS INCORPORATED                                                                                393,968
          8,957    WILLIAMS COMPANIES INCORPORATED                                                                          241,570
         10,397    WISCONSIN ENERGY CORPORATION                                                                             498,536
          2,000    WOONGJIN COWAY COMPANY LIMITED                                                                            55,750
         35,638    XCEL ENERGY INCORPORATED<<                                                                               842,126

                                                                                                                         44,889,832
                                                                                                                   ----------------

ELECTRICAL PRODUCTS - 0.00%
          9,000    INVENTEC APPLIANCES CORPORATION+                                                                          22,862
                                                                                                                   ----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 7.99%
         97,000    ACER INCORPORATED                                                                                        185,463
          7,271    ACTEL CORPORATION+                                                                                       121,717

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                          VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (CONTINUED)
          9,897    ACUITY BRANDS INCORPORATED                                                                      $        548,294
         27,512    ADAPTEC INCORPORATED+                                                                                    100,419
          9,778    ADC TELECOMMUNICATIONS INCORPORATED+                                                                     160,555
         11,380    ADVANCED MICRO DEVICES INCORPORATED+                                                                     171,383
        152,000    ADVANCED SEMICONDUCTOR ENGINEERING INCORPORATED+                                                         180,140
          2,600    ADVANTEST CORPORATION                                                                                    121,645
         17,674    AEROFLEX INCORPORATED+<<                                                                                 202,014
         43,903    AGERE SYSTEMS INCORPORATED+                                                                              961,915
          1,171    AIXTRON AG+                                                                                                7,981
         42,534    ALCO HOLDINGS LIMITED                                                                                     22,320
          7,800    ALPINE ELECTRONICS INCORPORATED                                                                          147,226
          8,900    ALPS ELECTRIC COMPANY LIMITED                                                                            106,505
         30,516    ALTERA CORPORATION+                                                                                      644,193
          9,105    AMETEK INCORPORATED                                                                                      311,391
         25,236    AMKOR TECHNOLOGY INCORPORATED+                                                                           290,971
          7,798    AMPHENOL CORPORATION CLASS A                                                                             503,283
          7,121    ANALOG DEVICES INCORPORATED                                                                              258,136
         13,457    ANDREW CORPORATION+<<                                                                                    142,913
          9,000    ANRITSU CORPORATION                                                                                       47,200
         35,433    ARM HOLDINGS PLC                                                                                          89,256
          5,000    ASIA OPTICAL COMPANY INCORPORATED                                                                         23,445
         27,000    ASM PACIFIC TECHNOLOGY                                                                                   157,584
        141,000    ASUSTEK COMPUTER INCORPORATED                                                                            376,571
          7,562    ATMI INCORPORATED+                                                                                       251,361
          6,227    AVX CORPORATION                                                                                           95,149
             14    AXELL CORPORATION                                                                                         42,800
             82    BANG & OLUFSEN AS                                                                                          9,902
        333,000    BANK OF COMMUNICATIONS LIMITED                                                                           335,429
          1,883    BARCO NV                                                                                                 172,960
         15,927    BENCHMARK ELECTRONICS INCORPORATED+<<                                                                    342,112
          9,646    BROADCOM CORPORATION CLASS A+                                                                            328,832
         14,000    BROTHER INDUSTRIES LIMITED                                                                               184,444
         49,500    BYD COMPANY LIMITED+                                                                                     201,472
         10,470    C-COR INCORPORATED+                                                                                      142,916
          2,400    CANON ELECTRONICS INCORPORATED                                                                            80,263
          4,100    CANON INCORPORATED                                                                                       224,027
         18,707    CANON INCORPORATED ADR                                                                                 1,011,487
          7,738    CELESTICA INCORPORATED+                                                                                   48,595
          5,560    CERADYNE INCORPORATED+                                                                                   286,896
          4,090    CESKY TELECOM AS                                                                                         106,170
             82    CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED+                                                               805
         10,521    CHECKPOINT SYSTEMS INCORPORATED+                                                                         205,791
          9,000    CHENG UEI PRECISION INDUSTRY COMPANY LIMITED                                                              33,596
        162,000    CHI MEI OPTOELECTRONICS CORPORATION                                                                      164,212
          1,900    CHIYODA INTEGRE COMPANY LIMITED                                                                           43,565
        134,000    CHUNGHWA PICTURE TUBES LIMITED                                                                            25,661
         21,981    CIENA CORPORATION+                                                                                       691,742
        133,849    CISCO SYSTEMS INCORPORATED+                                                                            3,472,043
            300    CMK CORPORATION                                                                                            3,354
        118,019    CONEXANT SYSTEMS INCORPORATED+                                                                           234,858
          8,700    COOPER INDUSTRIES LIMITED CLASS A                                                                        798,138
          2,000    CORONA CORPORATION                                                                                        35,048
         17,205    CREE INCORPORATED+<<                                                                                     302,808
          8,627    CYMER INCORPORATED+<<                                                                                    358,538
         37,588    CYPRESS SEMICONDUCTOR CORPORATION+                                                                       714,172
         16,000    DAIDO STEEL COMPANY LIMITED                                                                              114,585

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                          VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (CONTINUED)
          2,000    DAINIPPON SCREEN MANUFACTURING COMPANY LIMITED                                                  $         16,384
          6,000    DAISHINKU CORPORATION                                                                                     40,486
        290,300    DELTA ELECTRONICS THAI PCL                                                                               149,309
          4,063    DIONEX CORPORATION+<<                                                                                    250,362
          1,900    EIZO NANAO CORPORATION                                                                                    56,642
         15,573    ELECTRICIDADE DE PORTUGAL SA                                                                              85,319
          7,291    ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+<<                                                            156,902
         19,642    ELECTROCOMPONENTS PLC                                                                                    102,236
         10,605    ELECTROLUX AB CLASS B                                                                                    238,061
         43,000    ELITEGROUP COMPUTER SYSTEMS+                                                                              23,099
          4,622    ENERGIZER HOLDINGS INCORPORATED+                                                                         397,122
          4,900    ENESERVE CORPORATION+                                                                                     22,636
          3,900    ENPLAS CORPORATION                                                                                        65,774
          8,000    EPISTAR CORPORATION                                                                                       28,649
          8,000    EVERLIGHT ELECTRONICS COMPANY LIMITED                                                                     30,106
         10,894    EXAR CORPORATION+                                                                                        146,524
         10,720    FAIRCHILD SEMICONDUCTOR INTERNATIONAL INCORPORATED+                                                      200,571
          4,400    FANUC LIMITED                                                                                            393,142
         10,000    FARADAY TECHNOLOGY CORPORATION+                                                                           27,860
         51,283    FLEXTRONICS INTERNATIONAL LIMITED+                                                                       560,523
          2,400    FOSTER ELECTRIC COMPANY LIMITED                                                                           27,950
          9,754    FUELCELL ENERGY INCORPORATED+<<                                                                           67,303
          1,000    FUNAI ELECTRIC COMPANY LIMITED                                                                            96,529
          5,600    FUTABA CORPORATION CHIBA                                                                                 131,002
         60,749    GEMSTAR-TV GUIDE INTERNATIONAL INCORPORATED+                                                             246,033
        157,407    GENERAL ELECTRIC COMPANY                                                                               5,496,652
          2,035    GENLYTE GROUP INCORPORATED+                                                                              141,209
         12,145    GENTEX CORPORATION<<                                                                                     202,943
          3,800    GEOMATEC COMPANY LIMITED                                                                                  26,636
         12,463    GN STORE NORD                                                                                            180,379
         24,752    GRAFTECH INTERNATIONAL LIMITED+                                                                          195,541
         25,000    GS YUASA CORPORATION                                                                                      57,639
          4,300    HAMAMATSU PHOTONICS                                                                                      126,011
        194,800    HANA MICROELECTRONICS PCL                                                                                147,424
        130,000    HANNSTAR DISPLAY CORPORATION+                                                                             22,291
         56,000    HARBIN POWER EQUIPMENT                                                                                    70,314
          5,508    HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                             546,173
         17,912    HARMONIC INCORPORATED+                                                                                   157,805
         11,741    HARRIS CORPORATION                                                                                       576,248
          4,885    HARRIS STRATEX NETWORKS INCORPORATED CLASS A+                                                             99,654
            900    HIOKI EE CORPORATION                                                                                      22,878
            500    HIROSE ELECTRIC COMPANY LIMITED                                                                           63,128
          2,700    HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED                                                              73,879
          3,600    HORIBA LIMITED                                                                                           117,659
          6,700    HOSIDEN CORPORATION                                                                                       84,818
         13,710    HYNIX SEMICONDUCTOR INCORPORATED+                                                                        453,506
          3,600    IBIDEN COMPANY LIMITED                                                                                   180,289
          5,836    INDESIT COMPANY SPA                                                                                      110,053
         10,290    INFINEON TECHNOLOGIES AG+<<                                                                              157,643
         23,000    INOTERA MEMORIES INCORPORATED+                                                                            26,036
        127,934    INTEL CORPORATION                                                                                      2,539,490
          5,060    INTER-TEL INCORPORATED<<                                                                                 117,088
         12,204    INTERDIGITAL COMMUNICATIONS CORPORATION+<<                                                               423,723
          6,204    INTERNATIONAL RECTIFIER CORPORATION+                                                                     266,276
         11,765    INTERSIL CORPORATION CLASS A                                                                             311,184
         16,713    JABIL CIRCUIT INCORPORATED                                                                               446,571

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                          VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (CONTINUED)
         18,680    JDS UNIPHASE CORPORATION+<<                                                                     $        302,803
          7,000    JUKI CORPORATION                                                                                          45,756
         21,316    KEMET CORPORATION+                                                                                       166,265
         19,000    KENWOOD                                                                                                   30,006
          2,295    KESA ELECTRICALS PLC                                                                                      15,225
            600    KEYENCE CORPORATION                                                                                      141,221
          8,000    KINSUS INTERCONNECT TECHNOLOGY CORPORATION                                                                27,314
          4,138    KLA-TENCOR CORPORATION                                                                                   214,100
          3,700    KOA CORPORATION                                                                                           54,277
         11,456    KONINKLIJKE PHILIPS ELECTRONICS NV                                                                       420,664
          3,147    KONTRON AG                                                                                                46,143
          2,324    KUDELSKI SA                                                                                               86,282
         10,729    L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                                 934,496
          8,430    LAIRD GROUP PLC                                                                                           73,185
         25,214    LATTICE SEMICONDUCTOR CORPORATION+                                                                       155,318
            308    LEGRAND SA+                                                                                                9,839
          3,864    LG ELECTRONICS INCORPORATED                                                                              244,962
          9,033    LINCOLN ELECTRIC HOLDINGS INCORPORATED                                                                   563,659
          6,182    LINEAR TECHNOLOGY CORPORATION                                                                            205,181
          4,606    LITTELFUSE INCORPORATED+                                                                                 169,639
          1,340    LS CABLE LIMITED                                                                                          48,665
            690    LS INDUSTRIAL SYSTEMS COMPANY LIMITED                                                                     21,212
         35,515    LSI LOGIC CORPORATION+                                                                                   360,122
          2,800    MABUCHI MOTOR COMPANY LIMITED                                                                            174,276
         69,000    MACRONIX INTERNATIONAL+                                                                                   28,270
          5,701    MAKITA CORPORATION+                                                                                      209,436
          8,700    MALAYSIAN PACIFIC INDUSTRIES                                                                              25,581
          3,800    MARUBUN CORPORATION                                                                                       53,465
         11,226    MARVELL TECHNOLOGY GROUP LIMITED+                                                                        230,358
         33,310    MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED                                                           667,866
          6,595    MAXIM INTEGRATED PRODUCTS INCORPORATED                                                                   215,986
         40,000    MEDIATEK INCORPORATED                                                                                    449,165
          9,363    MELEXIS NV                                                                                               175,078
         14,384    MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                  741,783
         11,732    METHODE ELECTRONICS INCORPORATED                                                                         126,823
         34,000    MICRO-STAR INTERNATIONAL COMPANY LIMITED+                                                                 25,797
         67,300    MICRON TECHNOLOGY INCORPORATED+<<                                                                        798,178
          1,369    MICRONAS SEMICONDUCTOR HOLDING                                                                            28,081
         15,878    MICROSEMI CORPORATION+<<                                                                                 321,688
          3,300    MIMASU SEMICONDUCTOR INDUSTRY COMPANY LIMITED                                                             68,419
         14,000    MINEBEA COMPANY LIMITED                                                                                   92,458
              5    MINEBEA COMPANY LIMITED ADR                                                                                   66
          7,400    MITSUMI ELECTRIC COMPANY LIMITED                                                                         219,981
          6,518    MOLEX INCORPORATED CLASS A                                                                               170,837
          8,920    MOOG INCORPORATED CLASS A+                                                                               339,941
         26,000    MOSEL VITELIC INCORPORATED                                                                                25,882
         53,128    MOTOROLA INCORPORATED                                                                                    983,931
         30,121    MRV COMMUNICATIONS INCORPORATED+<<                                                                       113,556
          3,700    MURATA MANUFACTURING COMPANY LIMITED                                                                     268,102
          5,000    NAN YA PRINTED CIRCUIT BOARD CORPORATION                                                                  33,308
         47,000    NANYA TECHNOLOGY CORPORATION                                                                              36,873
         23,458    NATIONAL GRID PLC                                                                                        351,550
         27,313    NATIONAL SEMICONDUCTOR CORPORATION                                                                       699,759
          8,000    NEC TOKIN CORPORATION                                                                                     43,307
          7,735    NETWORK APPLIANCE INCORPORATED+                                                                          299,112
          7,000    NEW JAPAN RADIO COMPANY LIMITED                                                                           43,865

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (CONTINUED)
          1,269    NEXANS SA                                                                                       $        157,638
        518,000    NGAI LIK INDUSTRIAL HOLDING                                                                               43,095
         11,000    NGK INSULATORS LIMITED                                                                                   208,091
         10,700    NICHICON CORPORATION                                                                                     144,311
          7,000    NIDEC COPAL ELECTRONICS CORPORATION                                                                       41,559
         12,000    NIDEC CORPORATION                                                                                        193,800
            300    NIHON DEMPA KOGYO COMPANY LIMITED                                                                         14,416
          2,000    NINTENDO COMPANY LIMITED                                                                                 532,050
         11,000    NIPPON CARBON COMPANY LIMITED                                                                             44,126
         16,000    NIPPON CHEMI-CON CORPORATION                                                                             133,637
          8,000    NISSIN ELECTRIC COMPANY LIMITED                                                                           34,119
            650    NOKIA OYJ                                                                                                 14,184
         33,363    NOKIA OYJ ADR                                                                                            728,314
         15,000    NOVATEK MICROELECTRONICS CORPORATION LIMITED                                                              74,203
         10,467    NOVELLUS SYSTEMS INCORPORATED+                                                                           337,037
             18    NTT DATA CORPORATION                                                                                      91,209
         30,249    NVIDIA CORPORATION+                                                                                      937,719
         34,000    OKI ELECTRIC INDUSTRY COMPANY LIMITED                                                                     60,012
         11,260    OMNIVISION TECHNOLOGIES INCORPORATED+<<                                                                  145,930
          4,204    OMRON CORPORATION                                                                                        117,798
          2,730    OPTEX COMPANY LIMITED                                                                                     58,215
         10,000    PAN-INTERNATIONAL INDUSTRIAL                                                                              23,885
          4,994    PERLOS OYJ                                                                                                23,329
            107    PHOENIX MECANO AG                                                                                         52,411
         22,000    PHOENIX PRECISION TECHNOLOGY CORPORATION                                                                  25,005
          9,892    PHOTRONICS INCORPORATED+<<                                                                               152,535
         51,125    PMC-SIERRA INCORPORATED+<<                                                                               345,094
          7,484    POLYCOM INCORPORATED+                                                                                    238,740
         18,387    POWER-ONE INCORPORATED+                                                                                  113,264
         19,000    POWERTECH TECHNOLOGY INCORPORATED                                                                         79,287
         27,250    POWERWAVE TECHNOLOGIES INCORPORATED+<<                                                                   144,970
         18,366    PREMIER FARNELL PLC                                                                                       65,112
         14,389    QLOGIC CORPORATION+                                                                                      253,103
         36,297    QUALCOMM INCORPORATED                                                                                  1,462,043
         34,000    REALTEK SEMICONDUCTOR CORPORATION                                                                         56,753
          1,154    RESEARCH IN MOTION LIMITED+                                                                              161,872
          4,640    REUNERT LIMITED                                                                                           49,357
         46,971    RF MICRO DEVICES INCORPORATED+<<                                                                         374,829
          3,000    RICHTEK TECHNOLOGY CORPORATION                                                                            29,044
         13,565    RICOH COMPANY LIMITED                                                                                    300,146
         14,359    ROCKWELL COLLINS INCORPORATED                                                                            940,227
          1,700    ROHM COMPANY LIMITED                                                                                     156,059
            700    RYOSAN COMPANY LIMITED                                                                                    18,090
          1,460    SAFRAN SA                                                                                                 33,502
          2,380    SAMSUNG ELECTRO-MECHANICS COMPANY LIMITED+                                                                89,594
          5,130    SAMSUNG ELECTRONICS COMPANY LIMITED                                                                    3,088,786
          1,516    SAMSUNG SDI COMPANY LIMITED                                                                              101,582
          2,400    SAMSUNG TECHWIN COMPANY LIMITED                                                                           88,691
          7,000    SANKEN ELECTRIC COMPANY LIMITED                                                                           67,807
         44,864    SANMINA-SCI CORPORATION+                                                                                 166,445
          9,000    SANSHIN ELECTRONICS COMPANY LIMITED                                                                      112,719
          6,000    SANYO DENKI COMPANY LIMITED                                                                               46,364
         11,418    SANYO ELECTRIC COMPANY LIMITED<<                                                                          85,766
          3,600    SECOM COMPANY LIMITED                                                                                    181,505
          5,800    SEIKO EPSON CORPORATION                                                                                  167,520
      1,143,000    SEMICONDUCTOR MANUFACTURING INTERNATIONAL CORPORATION+                                                   155,072

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (CONTINUED)
         23,000    SHARP CORPORATION                                                                               $        426,358
          9,000    SHINDENGEN ELECTRIC MANUFACTURING COMPANY LIMITED+                                                        40,968
          2,200    SHINKAWA LIMITED                                                                                          50,629
          3,100    SHINKO ELECTRIC INDUSTRIES                                                                                70,687
         18,252    SILICON IMAGE INCORPORATED+                                                                              160,800
         49,000    SILICON INTEGRATED SYSTEMS CORPORATION+                                                                   27,140
         11,293    SILICON LABORATORIES INCORPORATED+<<                                                                     341,049
         20,614    SILICON STORAGE TECHNOLOGY INCORPORATED+                                                                 109,254
        113,757    SIRIUS SATELLITE RADIO INCORPORATED+<<                                                                   415,213
         39,134    SKYWORKS SOLUTIONS INCORPORATED+                                                                         258,284
        654,000    SKYWORTH DIGITAL HOLDINGS LIMITED                                                                         73,662
         11,000    SMK CORPORATION                                                                                           71,810
         17,394    SONY CORPORATION                                                                                         900,661
          2,000    STAR MICRONICS COMPANY LIMITED                                                                            42,902
         13,769    STMICROELECTRONICS NV                                                                                    267,487
          1,500    SUMIDA CORPORATION                                                                                        27,933
         22,000    SUNPLUS TECHNOLOGY COMPANY LIMITED+                                                                       25,906
          7,000    TAIYO YUDEN COMPANY LIMITED                                                                              150,747
         16,000    TAMURA CORPORATION                                                                                        73,102
        160,000    TATUNG COMPANY LIMITED+                                                                                   72,109
        412,000    TCL MULTIMEDIA TECHNOLOGY HOLDINGS LIMITED+                                                               31,112
          3,480    TDK CORPORATION<<                                                                                        290,267
         45,000    TECO ELECTRIC AND MACHINERY COMPANY LIMITED                                                               24,173
         23,000    TEIKOKY TSUSHIN KOGYO COMPANY+                                                                           114,019
          7,696    TELEFLEX INCORPORATED                                                                                    515,016
            136    TELENT PLC+                                                                                                1,309
         34,364    TELLABS INCORPORATED+                                                                                    360,135
         10,677    TESSERA TECHNOLOGIES INCORPORATED+                                                                       431,564
         32,610    TEXAS INSTRUMENTS INCORPORATED                                                                         1,009,606
          4,796    THOMAS & BETTS CORPORATION+                                                                              243,733
         10,000    TOA CORPORATION                                                                                           79,470
         14,000    TOKO INCORPORATED                                                                                         38,544
          2,600    TOKYO ELECTRON LIMITED                                                                                   188,835
         29,000    TOKYO ROPE MANUFACTURING                                                                                  59,514
         13,000    TOSHIBA CERAMICS                                                                                          64,775
         23,000    TOSHIBA TEC CORPORATION                                                                                  141,601
          8,000    TRANSCEND INFORMATION INCORPORATED                                                                        22,094
         11,843    TRIDENT MICROSYSTEMS INCORPORATED+                                                                       261,849
         15,000    TRIPOD TECHNOLOGY CORPORATION                                                                             64,643
         32,273    TRIQUINT SEMICONDUCTOR INCORPORATED+                                                                     161,365
         64,000    TRULY INTERNATIONAL                                                                                       63,894
            271    UNAXIS HOLDING AG+                                                                                       135,411
        212,100    UNISEM BHD                                                                                               114,436
         12,495    VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                                  597,136
          2,000    VENTURE CORPORATION LIMITED                                                                               18,181
         28,000    VIA TECHNOLOGIES INCORPORATED+                                                                            28,977
          8,000    VICTOR COMPANY OF JAPAN LIMITED+                                                                          43,240
         15,514    VISHAY INTERTECHNOLOGY INCORPORATED+                                                                     221,075
              8    WACOM COMPANY LIMITED                                                                                     20,336
        134,000    WALSIN LIHWA CORPORATION                                                                                  69,338
         22,798    WESTAR ENERGY INCORPORATED<<                                                                             612,582
         75,000    WINDBOND ELECTRONICS CORPORATION+                                                                         27,997
         37,000    WINTEK CORPORATION                                                                                        32,564
          6,938    XILINX INCORPORATED                                                                                      177,752
         40,000    YA HSIN INDUSTRIAL COMPANY LIMITED                                                                        33,627
         57,000    YAGEO CORPORATION+                                                                                        25,083

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (CONTINUED)
          5,000    YAMAICHI ELECTRONICS COMPANY LIMITED                                                            $         39,481
          2,000    YASKAWA ELECTRIC CORPORATION                                                                              21,789
          9,700    YOKOGAWA ELECTRIC CORPORATION                                                                            143,276
          3,200    YOKOWO COMPANY LIMITED                                                                                    36,024

                                                                                                                         70,081,522
                                                                                                                   ----------------
ENERGY - 0.00%
            118    SOLARWORLD AG                                                                                              8,523
                                                                                                                   ----------------
ENGINEERING CONSTRUCTION - 0.01%
            119    AKER KVAERNER ASA                                                                                         13,816
         12,000    ANHUI CONCH CEMENT COMPANY LIMITED                                                                        33,867

                                                                                                                             47,683
                                                                                                                   ----------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.99%
         13,337    ACCENTURE LIMITED CLASS A                                                                                476,131
         10,719    AMYLIN PHARMACEUTICALS INCORPORATED+<<                                                                   417,076
         19,151    APPLERA CORPORATION+                                                                                     266,390
          6,577    AVENG LIMITED                                                                                             35,932
         15,773    BEARINGPOINT INCORPORATED+<<                                                                             126,184
         20,000    BEIJING CAPITAL INTERNATIONAL AIRPORT COMPANY LIMITED CLASS H                                             18,431
          1,965    BOUYGUES SA                                                                                              137,040
          8,479    CELGENE CORPORATION+<<                                                                                   451,931
          5,494    CEPHALON INCORPORATED+<<                                                                                 390,514
          3,000    CHIYODA CORPORATION                                                                                       66,633
          5,542    CORE LABORATORIES NV+                                                                                    437,153
          3,173    CORPORATE EXECUTIVE BOARD COMPANY                                                                        246,891
         11,340    CV THERAPEUTICS INCORPORATED+<<                                                                          144,812
          9,174    ERESEARCH TECHNOLOGY INCORPORATED+<<                                                                      64,952
          7,330    FLUOR CORPORATION                                                                                        619,165
         11,329    GEN-PROBE INCORPORATED+                                                                                  544,019
         26,863    GRUPO AEROPORTUARIO DEL SURESTE SAB                                                                      119,587
         19,595    INCYTE CORPORATION+<<                                                                                    125,604
          5,276    JACOBS ENGINEERING GROUP INCORPORATED+                                                                   476,634
          5,510    MOODY'S CORPORATION<<                                                                                    356,607
          8,814    MYRIAD GENETICS INCORPORATED+<<                                                                          294,916
         11,110    NAVIGANT CONSULTING INCORPORATED+                                                                        215,201
          6,994    PAYCHEX INCORPORATED                                                                                     284,166
          8,829    PHARMACEUTICAL PRODUCT DEVELOPMENT INCORPORATED                                                          280,674
        244,400    POWER LINE ENGINEERING PCL                                                                                48,485
          3,121    QUEST DIAGNOSTICS INCORPORATED<<                                                                         159,233
         13,896    REGENERON PHARMACEUTICAL INCORPORATED+                                                                   275,697
         10,647    RESOURCES GLOBAL PROFESSIONALS+<<                                                                        344,537
          1,360    SAMSUNG ENGINEERING COMPANY LIMITED                                                                       74,232
         24,334    SERVICEMASTER COMPANY<<                                                                                  332,402
            700    SNC-LAVALIN GROUP INCORPORATED+                                                                           21,510
        391,200    SOLARTRON PCL+                                                                                            40,241
            839    STOLT OFFSHORE SA+                                                                                        15,835
          9,659    TELIK INCORPORATED+<<                                                                                     56,022
         13,979    TETRA TECH INCORPORATED+                                                                                 249,246
         20,000    TRANSMILE GROUP BHD                                                                                       79,931
          6,664    WASHINGTON GROUP INTERNATIONAL INCORPORATED+                                                             390,644

                                                                                                                          8,684,658
                                                                                                                   ----------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.46%
          5,622    ACERINOX SA                                                                                              149,764
          7,462    ALLIANT TECHSYSTEMS INCORPORATED+<<                                                                      645,836

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT (CONTINUED)
          7,354    APTARGROUP INCORPORATED                                                                         $        483,893
          1,800    ASSA ABLOY AB CLASS B                                                                                     38,991
          8,935    BALL CORPORATION                                                                                         413,691
            115    BOEHLER-UDDEHOLM AG                                                                                        8,469
          9,454    CORUS GROUP PLC+                                                                                         111,878
          2,200    FORTUNE BRANDS INCORPORATED                                                                              176,880
            200    FP CORPORATION                                                                                             7,195
            400    FUJI SEAL INTERNATIONAL INCORPORATED                                                                       9,087
          4,456    HOGANAS AB                                                                                               110,859
         49,000    KOBE STEEL LIMITED                                                                                       196,977
         17,760    NAMPAK LIMITED+                                                                                           57,112
         41,000    NISSHIN STEEL COMPANY LIMITED                                                                            179,706
         14,000    NTN CORPORATION                                                                                          114,450
         19,772    SHAW GROUP INCORPORATED+                                                                                 608,582
          3,721    SSAB SVENSKT STAL AB CLASS A                                                                             100,288
         93,000    SUMITOMO METAL INDUSTRIES LIMITED                                                                        469,673
         16,588    TASER INTERNATIONAL INCORPORATED+<<                                                                      131,709
            694    VOESTALPINE AG+                                                                                           42,981

                                                                                                                          4,058,021
                                                                                                                   ----------------
FINANCE & FINANCIAL SERVICES - 0.17%
        636,000    ASIA PLUS SECURITIES PCL                                                                                  52,338
         62,312    AUSTRALIAN WEALTH MANAGEMENT LIMITED+                                                                    135,995
         46,863    CHALLENGER FINANCIAL SERVICES GROUP LIMITED                                                              169,847
        858,000    CHINA CONSTRUCTION BANK                                                                                  483,195
             47    E*TRADE SECURITIES COMPANY LIMITED                                                                        63,905
         17,615    JANUS CAPITAL GROUP INCORPORATED                                                                         374,319
        848,000    KGI SECURITIES COMPANY LIMITED+                                                                           37,135
        231,400    KUALA LUMPUR CITY CORPORATION BHD+                                                                        60,112
         13,500    NIKKO CORDIAL CORPORATION                                                                                130,770

                                                                                                                          1,507,616
                                                                                                                   ----------------
FINANCIAL - 0.00%
            694    LONDON STOCK EXCHANGE GROUP PLC+                                                                          17,202
                                                                                                                   ----------------
FINANCIAL SERVICES - 0.33%
         95,000    AYALA LAND INCORPORATED                                                                                   29,851
        304,000    CHINA TRUST FINANCIAL HOLDING COMPANY LIMITED                                                            242,646
          4,142    ING GROEP NV                                                                                             176,882
            625    KOMERCNI BANKA AS                                                                                        102,389
         14,060    KOOKMIN BANK+                                                                                          1,266,102
         14,900    SHINHAN FINANCIAL GROUP COMPANY LIMITED+                                                                 840,172
          6,120    WOORI FINANCE HOLDINGS COMPANY LIMITED+                                                                  154,998
        104,000    YUANTA CORE PACIFIC SECURITIES COMPANY                                                                    81,117

                                                                                                                          2,894,157
                                                                                                                   ----------------
FOOD & KINDRED PRODUCTS - 2.13%
         10,000    AJINOMOTO COMPANY INCORPORATED                                                                           123,554
         10,536    ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                    517,107
          6,700    ASAHI BREWERIES LIMITED                                                                                  109,771
          2,040    ASSOCIATED BRITISH FOODS PLC                                                                              33,056
         11,379    BIDVEST GROUP LIMITED                                                                                    221,914
         10,699    BUNGE LIMITED<<                                                                                          849,073
         18,002    CADBURY SCHWEPPES PLC                                                                                    192,703
          3,200    CAMPBELL SOUP COMPANY                                                                                    130,656
            100    CARLSBERG AS                                                                                              10,335
          9,000    CHINA MENGNIU DAIRY COMPANY                                                                               24,709

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
FOOD & KINDRED PRODUCTS (CONTINUED)
            896    CJ CORPORATION                                                                                  $         92,864
         22,396    COCA-COLA AMATIL LIMITED                                                                                 145,930
         32,333    COCA-COLA COMPANY                                                                                      1,509,304
          4,500    COCA-COLA FEMSA SA DE CV                                                                                  15,478
            480    COCA-COLA HELLENIC BOTTLING COMPANY SA                                                                    18,573
         19,123    COMPASS GROUP PLC                                                                                        113,807
          7,414    CONAGRA FOODS INCORPORATED                                                                               187,055
         18,627    CONSTELLATION BRANDS INCORPORATED CLASS A+                                                               436,989
         58,879    COOLBRANDS INTERNATIONAL INCORPORATED+                                                                    58,396
         19,315    CORN PRODUCTS INTERNATIONAL INCORPORATED                                                                 617,501
          1,513    COSAN SA INDUSTRIA E COMERCIO+                                                                            27,984
            200    DANISCO AS                                                                                                15,983
         16,855    DEL MONTE FOODS COMPANY                                                                                  193,833
         22,056    DIAGEO PLC                                                                                               435,159
         25,200    EMBOTELLADORAS ARCA SA DE CV                                                                              90,289
         13,185    FLOWERS FOODS INCORPORATED                                                                               387,507
         30,752    FOSTER'S GROUP LIMITED                                                                                   153,130
          4,933    GENERAL MILLS INCORPORATED                                                                               278,024
            434    GREENE KING PLC                                                                                            9,164
          1,914    GROUPE DANONE                                                                                            303,262
         23,500    GRUPO CONTINENTAL SA                                                                                      48,414
         22,400    GRUPO MODELO SA DE CV                                                                                    113,663
          4,500    H.J. HEINZ COMPANY                                                                                       206,415
         16,413    HANSEN NATURAL CORPORATION+                                                                              574,455
            459    HEINEKEN HOLDING NV                                                                                       19,383
         29,758    HERCULES INCORPORATED+                                                                                   599,921
          3,289    HERSHEY COMPANY                                                                                          173,922
            473    HITE BREWERY COMPANY LIMITED+                                                                             50,982
          6,337    HORMEL FOODS CORPORATION                                                                                 231,301
            360    IAWS GROUP PLC                                                                                             8,423
          7,838    ILLOVO SUGAR LIMITED                                                                                      21,682
          1,480    INBEV NA                                                                                                  98,143
         10,104    J SAINSBURY PLC                                                                                          101,461
          4,859    JM SMUCKER COMPANY                                                                                       241,006
            384    KERRY GROUP PLC                                                                                           10,163
          2,000    KIKKOMAN CORPORATION                                                                                      28,359
         18,000    KIRIN BREWERY COMPANY LIMITED                                                                            278,338
          3,700    KRAFT FOODS INCORPORATED CLASS A<<                                                                       118,104
          5,237    LANCASTER COLONY CORPORATION                                                                             221,787
              1    LINDT & SPRUENGLI AG                                                                                      25,636
          5,266    LION NATHAN LIMITED                                                                                       34,396
             24    LOTTE CHILSUNG BEVERAGE COMPANY LIMITED                                                                   32,724
             38    LOTTE CONFECTIONERY COMPANY LIMITED                                                                       48,786
          9,259    MCCORMICK & COMPANY INCORPORATED                                                                         354,527
          3,000    MEIJI DAIRIES CORPORATION                                                                                 25,918
          7,000    MEIJI SEIKA KAISHA LIMITED                                                                                35,234
          6,503    MOLSON COORS BREWING COMPANY                                                                             549,113
          2,730    NESTLE SA                                                                                              1,016,918
          2,906    NESTLE SA ADR                                                                                            270,088
          2,000    NIPPON MEAT PACKERS INCORPORATED                                                                          25,015
          2,000    NISSHIN SEIFUN GROUP INCORPORATED                                                                         20,910
          1,100    NISSIN FOOD PRODUCTS COMPANY LIMITED                                                                      39,296
            131    NONG SHIM COMPANY LIMITED                                                                                 36,030
         24,790    NORTHERN FOODS PLC                                                                                        61,229
            179    ORION CORPORATION+                                                                                        43,624
            950    ORKLA ASA                                                                                                 61,808

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
FOOD & KINDRED PRODUCTS (CONTINUED)
          8,800    PARMALAT SPA+                                                                                   $         37,702
          6,810    PEPSIAMERICAS INCORPORATED                                                                               145,121
         36,523    PEPSICO INCORPORATED                                                                                   2,306,427
          2,400    PERDIGAO SA+                                                                                              28,974
            670    PERNOD-RICARD                                                                                            138,225
         16,500    PPB GROUP BHD                                                                                             26,613
          6,281    RALCORP HOLDINGS INCORPORATED+                                                                           364,424
            972    ROYAL NUMICO NV                                                                                           50,114
         23,800    SAN MIGUEL CORPORATION                                                                                    36,779
         10,800    SARA LEE CORPORATION                                                                                     177,768
         11,116    SCOTTISH & NEWCASTLE PLC                                                                                 114,952
          9,352    SMITHFIELD FOODS INCORPORATED+                                                                           273,172
          3,000    SODEXHO ALLIANCE SA                                                                                      207,038
          2,759    TATE & LYLE PLC                                                                                           30,428
          5,556    TIGER BRANDS LIMITED                                                                                     134,174
         38,000    TINGYI CAYMAN ISLANDS HOLDING CORPORATION                                                                 41,098
          7,617    TREEHOUSE FOODS INCORPORATED+                                                                            219,750
          8,000    TSINGTAO BREWERY COMPANY LIMITED                                                                          13,639
         21,106    TYSON FOODS INCORPORATED CLASS A                                                                         385,185
          1,900    UNICHARM PETCARE CORPORATION                                                                              69,479
         11,235    UNILEVER PLC                                                                                             300,333
         25,300    WILLIAM MORRISON SUPERMARKETS PLC                                                                        147,587
          4,500    WM WRIGLEY JR COMPANY                                                                                    224,100
            836    WOLVERHAMPTON & DUDLEY BREWERIES PLC                                                                       7,307
          2,100    YAKULT HONSHA COMPANY LIMITED                                                                             63,491
          3,300    YANTAI CHANGYU PIONEER WINE COMPANY CLASS B                                                               15,543

                                                                                                                         18,689,707
                                                                                                                   ----------------
FOOD STORES - 0.71%
            400    ALIMENTATION COUCHE TARD INCORPORATED CLASS B+                                                             8,464
        744,400    C.P. SEVEN ELEVEN PCL                                                                                    124,705
          4,000    CAFE DE CORAL HOLDINGS LIMITED                                                                             7,096
          4,793    CARREFOUR SA                                                                                             320,185
          1,796    CASINO GUICHARD PERRACHON SA                                                                             122,402
      2,271,402    CIA BRASILEIRA DE DISTRIBUICAO GRUPO PAO DE ACUCAR                                                        67,323
            918    COLRUYT SA                                                                                               200,204
          2,612    DELHAIZE GROUP                                                                                           217,626
         42,770    DISTRIBUCION Y SERVICIO D&S SA                                                                            13,480
            100    GEORGE WESTON LIMITED+                                                                                     6,070
          2,100    KAPPA CREATE COMPANY LIMITED                                                                              29,635
          3,000    KENTUCKY FRIED CHICKEN (JAPAN) LIMITED                                                                    55,105
            200    KESKO OYJ                                                                                                 10,550
         14,329    KONINKLIJKE AHOLD NV+                                                                                    143,354
          9,859    KROGER COMPANY                                                                                           253,081
         50,000    LIANHUA SUPERMARKET HOLDINGS COMPANY LIMITED                                                              71,035
            400    LOBLAW COMPANIES LIMITED+                                                                                 15,817
            432    LUMINAR PLC                                                                                                6,410
          6,800    MCDONALD'S HOLDINGS COMPANY (JAPAN) LIMITED                                                              112,960
          2,930    METRO AG                                                                                                 202,711
          4,400    MINISTOP COMPANY LIMITED                                                                                  74,690
          5,500    NISSIN HEALTHCARE FOOD SERVICE COMPANY LIMITED                                                            72,414
          6,592    PANERA BREAD COMPANY+<<                                                                                  403,628
          2,000    PLENUS COMPANY LIMITED                                                                                    42,564
         12,000    PRESIDENT CHAIN STORE CORPORATION                                                                         29,135
         49,689    RIPLEY CORPORATION SA+                                                                                    65,411
          6,516    SAFEWAY INCORPORATED<<                                                                                   225,258

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
FOOD STORES (CONTINUED)
         16,380    SEVEN & I HOLDINGS COMPANY LIMITED                                                               $       525,665
         40,713    SHOPRITE HOLDINGS LIMTIED                                                                                152,040
         17,170    STARBUCKS CORPORATION+                                                                                   530,553
         13,795    TESCO PLC                                                                                                117,051
         18,221    TESCO PLC ADR                                                                                            462,782
          5,065    THE PANTRY INCORPORATED+                                                                                 238,815
          3,540    THE SPAR GROUP LIMITED                                                                                    22,343
         11,790    WHOLE FOODS MARKET INCORPORATED<<                                                                        563,208
         28,773    WOOLWORTHS LIMITED+                                                                                      616,629
          2,300    YAOKO COMPANY LIMITED                                                                                     60,215
             37    YOSHINOYA D&C COMPANY LIMITED                                                                             61,870

                                                                                                                          6,252,484
                                                                                                                    ---------------
FOOTWEAR - 0.00%
          2,000    ASICS CORPORATION                                                                                         23,376
                                                                                                                    ---------------
FORESTRY - 0.03%
          3,500    WEYERHAEUSER COMPANY                                                                                     300,545
                                                                                                                    ---------------
FURNITURE & FIXTURES - 0.32%
          1,266    CERSANIT-KRASNYSTAW SA+                                                                                   17,668
         11,413    FURNITURE BRANDS INTERNATIONAL INCORPORATED<<                                                            183,065
          5,221    HERMAN MILLER INCORPORATED                                                                               200,852
          3,225    HNI CORPORATION                                                                                          161,250
         44,413    HOUSEWARES INTERNATIONAL LIMITED                                                                          86,432
          1,000    ITOKI CORPORATION                                                                                          9,180
          4,450    KINETIC CONCEPTS INCORPORATED+                                                                           218,718
         12,660    LA-Z-BOY INCORPORATED<<                                                                                  174,202
         15,197    LEGGETT & PLATT INCORPORATED                                                                             361,993
          5,778    MASCO CORPORATION                                                                                        172,473
         24,719    NEWELL RUBBERMAID INCORPORATED                                                                           756,896
          1,000    OKAMURA CORPORATION                                                                                       10,835
          4,500    SANGETSU COMPANY LIMITED                                                                                 109,070
         15,578    STEELCASE INCORPORATED<<                                                                                 302,525
          2,100    TOKYO STEEL MANUFACTURING COMPANY LIMITED                                                                 35,062

                                                                                                                          2,800,221
                                                                                                                    ---------------
GAS DISTRIBUTION - 0.01%
          1,576   GAZ DE FRANCE                                                                                              69,471
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES - 1.50%
         14,132    99 CENTS ONLY STORES+                                                                                    210,991
          2,300    ASKUL CORPORATION                                                                                         47,783
          3,000    BELLUNA COMPANY LIMITED                                                                                   41,804
        122,700    BIG C SUPERCENTER PCL                                                                                    169,490
         28,384    BIG LOTS INCORPORATED+<<                                                                                 710,452
          5,468    BJ'S WHOLESALE CLUB INCORPORATED+                                                                        176,507
         12,191    CASEY'S GENERAL STORES INCORPORATED                                                                      304,897
          2,100    CAWACHI LIMITED                                                                                           58,171
         46,752    CENCOSUD SA                                                                                              156,895
          2,900    CIRCLE K SUNKUS COMPANY LIMITED                                                                           53,758
          4,109    COMPAGNIE FINANCIERE RICHEMONT AG+                                                                       226,892
          8,078    DAVID JONES LIMITED                                                                                       28,068
         27,757    DOLLAR GENERAL CORPORATION                                                                               468,538
          1,100    DON QUIJOTE COMPANY LIMITED                                                                               21,645
         23,706    DSG INTERNATIONAL PLC                                                                                     79,621
         15,285    EDGARS CONSOLIDATED STORES LIMITED                                                                        93,655
         12,701    FAMILY DOLLAR STORES INCORPORATED                                                                        367,948

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
GENERAL MERCHANDISE STORES (CONTINUED)
          3,600    FAMILYMART COMPANY LIMITED                                                                       $        98,809
          7,957    FEDERATED DEPARTMENT STORES INCORPORATED                                                                 355,360
         13,268    FOOT LOCKER INCORPORATED                                                                                 301,449
         10,356    FRED'S INCORPORATED                                                                                      141,670
         42,895    HARVEY NORMAN HOLDINGS LIMITED                                                                           147,016
          3,701    HELLENIC DUTY FREE SHOPS SA                                                                               71,506
          7,703    HOME RETAIL GROUP+                                                                                        63,999
            679    HYUNDAI DEPARTMENT STORE COMPANY LIMITED+                                                                 60,928
          5,000    IZUMIYA COMPANY LIMITED                                                                                   38,299
          4,365    JC PENNEY COMPANY INCORPORATED                                                                           354,045
          3,400    LAWSON INCORPORATED                                                                                      130,361
          5,500    LIFESTYLE INTERNATIONAL HOLDINGS LIMITED                                                                  16,895
         12,251    MARKS & SPENCER GROUP PLC                                                                                162,423
      1,048,500    MATAHARI PUTRA PRIMA TBK PT                                                                               80,376
          3,300    MATSUMOTOKIYOSHI COMPANY LIMITED                                                                          77,198
          9,000    MATSUZAKAYA HOLDINGS COMPANY LIMITED                                                                      76,919
        431,500    MITRA ADIPERKASA TBK PT                                                                                   39,693
         66,951    ORGANIZACION SORIANA SAB DE CV CLASS B                                                                   191,362
         58,389    PICK'N PAY HOLDINGS LIMITED                                                                              119,847
         14,348    PICK'N PAY STORES LIMITED                                                                                 65,211
        704,000    RAMAYANA LESTARI SENTOSA TBK PT                                                                           59,364
         22,000    ROBINSON & COMPANY LIMITED                                                                                74,815
         80,326    SACI FALABELLA                                                                                           327,648
         30,822    SAKS INCORPORATED+                                                                                       595,481
          1,998    SEARS HOLDINGS CORPORATION+<<                                                                            360,150
            610    SHINSEGAE COMPANY LIMITED                                                                                351,088
         54,500    SIAM MAKRO PLC                                                                                           132,145
          5,708    STEIN MART INCORPORATED                                                                                   82,937
          2,200    SUGI PHARMACY COMPANY LIMITED                                                                             39,946
          2,400    SUNDRUG COMPANY LIMITED                                                                                   53,002
         17,131    TARGET CORPORATION                                                                                     1,054,070
         56,828    WAL-MART STORES INCORPORATED                                                                           2,744,792
        360,215    WAL-MART DE MEXICO SA DE CV SERIES V                                                                   1,387,403
         56,000    WUMART STORES INCORPORATED                                                                                49,313

                                                                                                                         13,122,635
                                                                                                                    ---------------
HEALTH SERVICES - 1.28%
         10,382    APRIA HEALTHCARE GROUP INCORPORATED+<<                                                                   330,667
         82,500    BANGKOK DUSIT MEDICAL SERVICES PCL                                                                        87,289
         18,682    BIOTON SA+                                                                                                13,732
          5,393    BOOTS GROUP PLC+                                                                                          83,628
         83,600    BUMRUNGRAD HOSPITAL PCL                                                                                   90,910
          9,701    CAREMARK RX INCORPORATED                                                                                 597,485
         47,000    CHINA SHINEWAY PHARMACEUTICAL GROUP LIMITED                                                               32,003
        702,000    CK LIFE SCIENCES INTERNATIONAL HOLDINGS INCORPORATED+                                                     73,677
          7,618    COMMUNITY HEALTH SYSTEMS INCORPORATED+                                                                   283,771
          5,476    COVANCE INCORPORATED+<<                                                                                  337,650
          8,746    DAVITA INCORPORATED+                                                                                     477,094
         12,702    EDWARDS LIFESCIENCES CORPORATION+<<                                                                      641,070
          7,909    ENZO BIOCHEM INCORPORATED+<<                                                                             114,285
            564    FRESENIUS MEDICAL CARE AG & COMPANY                                                                       79,861
         20,553    HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A<<                                                     410,238
         15,530    HEALTHSCOPE LIMITED                                                                                       72,805
          8,040    HEALTHWAYS INCORPORATED+<<                                                                               349,660
         30,254    HUMAN GENOME SCIENCES INCORPORATED+<<                                                                    332,794
         10,471    LABORATORY CORPORATION OF AMERICA HOLDINGS+<<                                                            835,062

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
HEALTH SERVICES (CONTINUED)
          8,411    LINCARE HOLDINGS INCORPORATED+                                                                   $       328,450
          8,727    MAGELLAN HEALTH SERVICES INCORPORATED+<<                                                                 364,876
          6,326    MANOR CARE INCORPORATED                                                                                  338,947
          7,697    MEDI-CLINIC CORPORATION LIMITED                                                                           27,786
          8,427    NAUTILUS INCORPORATED<<                                                                                  145,366
         19,967    NEKTAR THERAPEUTICS+<<                                                                                   236,809
         52,051    NETWORK HEALTHCARE HOLDINGS LIMITED                                                                      101,510
            200    NOVOZYMES AS                                                                                              17,261
         11,043    PEDIATRIX MEDICAL GROUP INCORPORATED+                                                                    597,426
         12,182    PSYCHIATRIC SOLUTIONS INCORPORATED+<<                                                                    486,793
          6,025    ROCHE HOLDING AG+                                                                                      1,074,692
         11,960    SIERRA HEALTH SERVICES INCORPORATED+<<                                                                   444,434
          3,975    SONIC HEALTHCARE LIMITED                                                                                  44,034
          9,786    SUNRISE SENIOR LIVING INCORPORATED+<<                                                                    383,513
         34,151    SYMBION HEALTH LIMITED                                                                                   101,979
              2    TAKARA BIO INCORPORATED+                                                                                   7,685
         39,834    TENET HEALTHCARE CORPORATION+                                                                            272,066
         33,000    TONG REN TANG TECHNOLOGIES COMPANY LIMITED                                                                60,399
          9,916    UNITED SURGICAL PARTNERS INTERNATIONAL INCORPORATED+<<                                                   302,819
          4,041    UNIVERSAL HEALTH SERVICES CLASS B                                                                        233,812
            660    VALLOUREC SA                                                                                             163,616
          8,620    WATSON PHARMACEUTICALS INCORPORATED+                                                                     227,223

                                                                                                                         11,205,177
                                                                                                                    ---------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS - 0.33%
            111    ACCIONA SA                                                                                                22,203
          1,233    ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA                                                                69,820
         66,000    ANHUI EXPRESSWAY COMPANY                                                                                  58,287
          2,240    AUTOSTRADA TORINO-MILANO SPA                                                                              55,521
          5,000    CHEUNG KONG INFRASTRUCTURE HOLDINGS LIMITED                                                               17,535
          6,555    CIA DE CONCESSOES RODOVIARIAS                                                                             84,391
          3,950    DAEWOO SHIPBUILDING & MARINE ENGINEERING COMPANY LIMITED                                                 139,259
            184    FOMENTO DE CONSTRUCCIONES Y CONTRATAS SA                                                                  19,139
          5,494    FOSTER WHEELER LIMITED+                                                                                  303,708
          7,692    GRANITE CONSTRUCTION INCORPORATED                                                                        449,059
            331    GRUPO FERROVIAL SA                                                                                        32,808
         11,000    HOPEWELL HIGHWAY INFRASTRUCTURE LIMITED                                                                    9,940
          2,261    HYUNDAI HEAVY INDUSTRIES COMPANY LIMITED                                                                 386,557
        128,000    JIANGSU EXPRESS                                                                                           95,349
          9,861    MCDERMOTT INTERNATIONAL INCORPORATED+                                                                    475,300
         19,459    MULTIPLEX GROUP                                                                                           67,613
          1,000    NAMURA SHIPBUILDING COMPANY LIMITED                                                                        8,699
         93,600    PLUS EXPRESSWAYS BHD                                                                                      78,557
          7,940    SAMSUNG HEAVY INDUSTRIES COMPANY LIMITED                                                                 194,769
          7,789    SKANSKA AB                                                                                               160,648
         11,705    TECHNICAL OLYMPIC SA                                                                                      35,317
        168,000    ZHEJIANG EXPRESSWAY COMPANY LIMITED                                                                      126,005

                                                                                                                          2,890,484
                                                                                                                    ---------------
HOLDING & OTHER INVESTMENT OFFICES - 3.61%
          3,455    3I GROUP PLC                                                                                              75,801
          6,810    ABB LIMITED                                                                                              114,264
          1,938    ACKERMANS & VAN HAAREN NV                                                                                167,471
          2,469    AFFILIATED MANAGERS GROUP INCORPORATED+<<                                                                280,232
          1,460    ALCON INCORPORATED                                                                                       181,945
          6,571    ALEXANDRIA REAL ESTATE EQUITIES INCORPORATED<<                                                           691,203

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
HOLDING & OTHER INVESTMENT OFFICES (CONTINUED)
          6,000    ALLIED GROUP LIMITED                                                                             $        14,898
         11,011    AMERICAN HOME MORTGAGE INVESTMENT CORPORATION<<                                                          301,151
          9,452    AMVESCAP PLC                                                                                             111,576
         51,920    ANNALY CAPITAL MANAGEMENT INCORPORATED                                                                   727,918
         15,929    ANTARCHILE SA                                                                                            256,943
         19,376    ARCHSTONE-SMITH TRUST                                                                                  1,093,000
          7,335    ASPEN PHARMACARE HOLDINGS LIMITED                                                                         35,731
          6,254    AVALONBAY COMMUNITIES INCORPORATED<<                                                                     860,300
          5,414    AVI LIMITED                                                                                               14,976
          2,450    AYALA CORPORATION CLASS A                                                                                 28,270
         94,950    BABCOCK & BROWN INFRASTRUCTURE GROUP                                                                     139,148
          6,929    BARLOWORLD LIMITED                                                                                       166,181
          9,989    BOSTON PROPERTIES INCORPORATED<<                                                                       1,199,679
          3,948    BRADESPAR SA                                                                                             111,523
         11,260    BRE PROPERTIES INCORPORATED                                                                              746,538
          2,800    BROOKFIELD ASSET MANAGEMENT INCORPORATED+                                                                150,198
          5,124    CAMDEN PROPERTY TRUST                                                                                    368,826
         13,949    CBL & ASSOCIATES PROPERTIES INCORPORATED                                                                 657,416
         11,804    COLONIAL PROPERTIES TRUST<<                                                                              542,394
          9,681    CORPORATE OFFICE PROPERTIES TRUST                                                                        493,925
         10,375    COUSINS PROPERTIES INCORPORATED                                                                          356,278
          8,100    CRESCENT REAL ESTATE EQUITIES COMPANY                                                                    161,109
         22,000    DAIWA SECURITIES GROUP INCORPORATED                                                                      278,878
         23,819    DISCOVERY HOLDING COMPANY CLASS A+                                                                       382,533
         11,982    DUKE REALTY CORPORATION<<                                                                                527,927
        230,450    E & O PROPERTY DEVELOPMENT BHD+                                                                          169,729
         19,155    EMPRESAS COPEC SA                                                                                        246,829
         13,310    EQUITY INNS INCORPORATED                                                                                 206,305
          4,848    EQUITY LIFESTYLE PROPERTIES INCORPORATED                                                                 272,700
          4,213    EQUITY RESIDENTIAL                                                                                       213,978
          5,214    ESSEX PROPERTY TRUST INCORPORATED                                                                        724,172
            114    EURAZEO                                                                                                   16,723
         15,933    FELCOR LODGING TRUST INCORPORATED<<                                                                      375,700
            691    GEA GROUP AG                                                                                              15,911
            145    GIMV NV                                                                                                    9,161
         42,860    GOME ELECTRICAL APPLIANCES HOLDINGS LIMITED                                                               47,562
          1,040    GS HOLDINGS CORP                                                                                          35,561
         17,504    HEALTH CARE PROPERTY INVESTORS INCORPORATED                                                              643,622
          8,000    HIAP TECK VENTURE BHD                                                                                      4,019
         14,404    HIGHWOODS PROPERTIES INCORPORATED                                                                        636,369
          5,600    HKR INTERNATIONAL LIMITED                                                                                  3,082
          7,175    HOSPITALITY PROPERTIES TRUST                                                                             330,552
         54,783    HRPT PROPERTIES TRUST                                                                                    707,796
          2,218    ICAP PLC                                                                                                  20,519
         20,681    IMPAC MORTGAGE HOLDINGS INCORPORATED<<                                                                   136,081
          6,699    IMPERIAL HOLDING LIMITED                                                                                 151,955
        204,705    IMPULSORA DEL DESARROLLO Y EL EMPLEO EN AMERICA LATINA SA DE CV+                                         232,682
            400    INDUSTRIVARDEN AB CLASS A                                                                                 15,928
          1,643    INVESTEC PLC+                                                                                             19,879
         64,345    INVESTIMENTOS ITAU SA                                                                                    345,621
          5,321    INVESTOR AB                                                                                              123,250
         11,223    ISTAR FINANCIAL INCORPORATED                                                                             537,021
          2,492    ISTITUTO FINANZIARIO INDUSTRIALE SPA+                                                                     83,928
            600    JAFCO COMPANY LIMITED                                                                                     36,889
          4,000    JARDINE MATHESON HOLDINGS LIMITED+                                                                        90,000
          7,057    KILROY REALTY CORPORATION                                                                                581,144

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                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
HOLDING & OTHER INVESTMENT OFFICES (CONTINUED)
         19,392    KIMCO REALTY CORPORATION                                                                         $       974,642
          6,801    KKR FINANCIAL CORPORATION<<                                                                              187,912
          9,268    LASALLE HOTEL PROPERTIES                                                                                 411,777
          5,570    LG CORPORATION                                                                                           183,951
          8,001    LIBERTY PROPERTY TRUST                                                                                   410,051
         12,700    LION DIVERSIFIED HOLDINGS BHD+                                                                            21,934
          6,350    MACERICH COMPANY                                                                                         594,360
          5,263    MACK-CALI REALTY CORPORATION                                                                             271,992
          4,779    MACQUARIE BANK LIMITED                                                                                   297,426
         19,563    MACQUARIE COMMUNICATIONS INFRASTRUCTURE GROUP                                                             91,557
         38,988    MACQUARIE INFRASTRUCTURE GROUP                                                                           117,959
          5,713    MID-AMERICA APARTMENT COMMUNITIES INCORPORATED                                                           315,529
         54,600    MMC CORPORATION BHD                                                                                       84,947
        222,700    MULPHA INTERNATIONAL BHD+                                                                                107,440
        216,600    MULTI-PURPOSE HOLDINGS BHD+                                                                              150,872
          9,176    MURRAY & ROBERTS HOLDINGS LIMITED                                                                         68,027
          1,128    NATIONALE A PORTEFEUILLE                                                                                  69,412
         22,087    NATIONWIDE HEALTH PROPERTIES INCORPORATED                                                                730,638
          9,036    NOVASTAR FINANCIAL INCORPORATED<<                                                                         72,017
             77    PARGESA HOLDING SA                                                                                         8,011
         15,726    PLUM CREEK TIMBER COMPANY<<                                                                              623,693
         16,000    PRIVEE INVESTMENT HOLDINGS COMPANY LIMITED                                                                18,917
          2,828    PUBLIC STORAGE INCORPORATED CLASS D<<                                                                    286,392
         25,975    REALTY INCOME CORPORATION                                                                                714,572
          6,360    REDWOOD TRUST INCORPORATED                                                                               343,440
          6,046    REGENCY CENTERS CORPORATION                                                                              518,384
         16,560    REMGRO LIMITED                                                                                           393,844
          5,542    RHJ INTERNATIONAL                                                                                        108,176
            133    SBI HOLDINGS INCORPORATED                                                                                 56,835
            357    SCHRODERS PLC                                                                                              7,706
        102,400    SIME DARBY BHD                                                                                           228,010
          4,798    SIMON PROPERTY GROUP INCORPORATED                                                                        540,927
          4,792    SL GREEN REALTY CORPORATION<<                                                                            698,961
          2,370    SM INVESTMENTS CORPORATION                                                                                17,214
            163    SOFINA SA                                                                                                 17,925
         11,800    SOFTBANK CORPORATION                                                                                     298,463
         16,799    SUN HUNG KAI PROPERTIES LIMITED                                                                          198,798
          3,225    SUN INTERNATIONAL LIMITED                                                                                 59,772
         14,822    SUNSTONE HOTEL INVESTORS INCORPORATED                                                                    420,055
         72,500    SWIRE PACIFIC LIMITED B SHARES                                                                           157,379
          2,560    TAKEFUJI CORPORATION                                                                                      99,883
         11,485    TAUBMAN CENTERS INCORPORATED                                                                             683,013
          9,595    THORNBURG MORTGAGE INCORPORATED<<                                                                        242,945
         34,600    UEM WORLD BHD                                                                                             35,558
          9,230    VENTAS INCORPORATED<<                                                                                    423,011
         22,527    VIRGIN MEDIA INCORPORATED                                                                                590,433
         82,000    WATERLAND FINANCIAL HOLDINGS+                                                                             25,633
          6,778    WEINGARTEN REALTY INVESTORS                                                                              335,104
            131    WENDEL INVESTISSEMENT                                                                                     19,706
         52,520    YTL POWER INTERNATIONAL BHD                                                                               33,584

                                                                                                                         31,641,687
                                                                                                                    ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.38%
          5,842    BED BATH & BEYOND INCORPORATED+                                                                          233,037
          9,050    BEST BUY COMPANY INCORPORATED                                                                            420,554
          8,000    BEST DENKI COMPANY LIMITED                                                                                48,104

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES (CONTINUED)
         14,776    CIRCUIT CITY STORES INCORPORATED<<                                                               $       281,187
          2,374    ELLERINE HOLDINGS LIMITED+                                                                                26,301
          1,600    GIGAS K'S DENKI CORPORATION                                                                               44,050
          6,534    GUITAR CENTER INCORPORATED+<<                                                                            286,255
         15,586    JB HI-FI LIMITED                                                                                          89,768
          8,526    JD GROUP LIMITED                                                                                         107,076
          1,741    LEWIS GROUP LIMITED                                                                                       16,409
          7,000    MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED                                                           141,289
          1,400    NAFCO COMPANY LIMITED                                                                                     40,199
          1,700    NITORI COMPANY LIMITED                                                                                    79,824
          1,925    NOBIA AB                                                                                                  77,479
         20,662    PIER 1 IMPORTS INCORPORATED<<                                                                            140,295
          6,700    PIONEER CORPORATION                                                                                       91,834
         11,408    RADIOSHACK CORPORATION                                                                                   284,858
            900    SHIMANO INCORPORATED                                                                                      27,211
            900    SONY CORPORATION                                                                                          46,896
          8,586    THOMSON                                                                                                  161,571
          3,000    TOTO LIMITED                                                                                              31,720
          7,275    TUESDAY MORNING CORPORATION<<                                                                            114,509
          7,846    WILLIAMS-SONOMA INCORPORATED                                                                             264,881
          1,800    XEBIO COMPANY LIMITED                                                                                     52,749
          2,000    YAMADA DENKI COMPANY LIMITED                                                                             178,532
          3,100    YAMAHA CORPORATION                                                                                        70,817

                                                                                                                          3,357,405
                                                                                                                    ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.42%
          5,323    BOYD GAMING CORPORATION                                                                                  249,489
        629,100    CENTRAL PLAZA HOTEL PCL+                                                                                 113,709
          2,000    FORMOSA INTERNATIONAL HOTELS CORPORATION                                                                  23,733
          9,228    GAYLORD ENTERTAINMENT COMPANY+<<                                                                         498,035
         17,600    GENTING BHD                                                                                              178,361
         16,000    HARBOUR CENTRE DEVELOPMENT LIMITED                                                                        28,629
         10,500    HONGKONG & SHANGHAI HOTELS LIMITED                                                                        17,336
          2,011    INTERCONTINENTAL HOTELS GROUP PLC+                                                                        47,399
        202,300    LANDMARKS BHD                                                                                            141,489
          2,166    LAS VEGAS SANDS CORPORATION+                                                                             186,882
          7,609    MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                              364,547
          2,642    MGM MIRAGE+                                                                                              187,635
        304,200    MINOR INTERNATIONAL PCL                                                                                   99,239
        311,300    NALURI CORPORATION BHD                                                                                    62,651
          1,136    ORBIS SA+                                                                                                 11,275
         72,000    SHANGRI-LA ASIA LIMITED                                                                                  186,612
        122,000    SINO HOTELS HOLDINGS LIMITED                                                                              83,540
          4,401    STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                         289,586
          3,458    STATION CASINOS INCORPORATED                                                                             298,356
          6,461    WYNN RESORTS LIMITED+<<                                                                                  633,307

                                                                                                                          3,701,810
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.57%
        835,000    A-MAX HOLDINGS LIMITED+                                                                                   17,527
          5,702    ACTUANT CORPORATION CLASS A<<                                                                            297,644
         19,000    ADVANTECH COMPANY LIMITED                                                                                 68,042
         23,518    AGCO CORPORATION+<<                                                                                      852,528
          1,164    ALSTOM RGPT+                                                                                             140,713
         12,000    AMADA COMPANY LIMITED                                                                                    136,103
         18,588    APPLE INCORPORATED+                                                                                    1,572,731

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (CONTINUED)
         29,681    APPLIED MATERIALS INCORPORATED                                                                   $       551,176
          3,460    ASTEC INDUSTRIES INCORPORATED+                                                                           133,072
         11,437    ASYST TECHNOLOGIES INCORPORATED+                                                                          80,745
          8,139    ATLAS COPCO AB CLASS A                                                                                   256,600
         24,837    AXCELIS TECHNOLOGIES INCORPORATED+                                                                       180,813
          7,233    BAKER HUGHES INCORPORATED<<                                                                              470,941
         59,000    BENQ CORPORATION                                                                                          28,560
          6,010    BLACK & DECKER CORPORATION                                                                               506,463
          3,841    BRIGGS & STRATTON CORPORATION                                                                            112,311
         90,507    BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                             815,468
         18,534    BROOKS AUTOMATION INCORPORATED+                                                                          287,833
          7,044    BUCYRUS INTERNATIONAL INCORPORATED CLASS A                                                               358,892
            212    BUSINESS OBJECTS SA+                                                                                       7,740
          9,919    CAMERON INTERNATIONAL CORPORATION+<<                                                                     562,308
          3,700    CANON FINETECH INCORPORATED                                                                               67,807
          1,499    CAP GEMINI SA                                                                                            104,838
          1,000    CAPCOM COMPANY LIMITED                                                                                    15,641
        131,519    CAPITAL PROPERTY FUND                                                                                     97,320
          6,680    CARLISLE COMPANIES INCORPORATED                                                                          582,095
          4,600    CASIO COMPUTER COMPANY LIMITED                                                                           101,782
         15,000    CATCHER TECHNOLOGY COMPANY LIMITED                                                                       150,228
          5,233    CDW CORPORATION<<                                                                                        324,865
        138,000    CHEN HSONG HOLDINGS                                                                                       98,559
         16,000    CHICONY ELECTRONICS COMPANY LIMITED+                                                                      24,765
          2,400    CKD CORPORATION                                                                                           25,437
          4,180    CUMMINS INCORPORATED                                                                                     562,962
          8,000    DAIHEN CORPORATION                                                                                        47,699
          1,169    DASSAULT SYSTEMES SA+                                                                                     59,869
          3,353    DEERE & COMPANY                                                                                          363,532
         44,188    DELL INCORPORATED+                                                                                     1,009,696
         69,000    DELTA ELECTRONICS INCORPORATED                                                                           224,067
            700    DISCO CORPORATION                                                                                         42,150
         15,449    DONALDSON COMPANY INCORPORATED<<                                                                         554,001
          1,500    DOOSAN HEAVY INDUSTRIES AND CONSTRUCTION COMPANY LIMITED                                                  79,165
          3,870    DOOSAN INFRACORE COMPANY LIMITED                                                                          81,575
         17,100    DOVER CORPORATION                                                                                        817,209
         16,000    EBARA CORPORATION                                                                                         74,994
         49,320    EMC CORPORATION+                                                                                         688,014
         22,087    EMULEX CORPORATION+                                                                                      395,357
          4,514    FLOWSERVE CORPORATION+                                                                                   234,367
          6,141    FMC TECHNOLOGIES INCORPORATED+                                                                           403,955
         90,000    FONG'S INDUSTRIES COMPANY LIMITED                                                                         72,802
         25,000    FOXCONN TECHNOLOGY COMPANY LIMITED                                                                       279,970
          7,000    FUJI HEAVY INDUSTRIES LIMITED                                                                             38,189
          1,600    FUJI MACHINE MANUFACTURING COMPANY LIMITED                                                                28,646
         38,000    FUJITSU LIMITED                                                                                          263,795
          5,733    GAMESTOP CORPORATION CLASS A+                                                                            300,524
         12,089    GARDNER DENVER INCORPORATED+                                                                             409,454
         61,731    GATEWAY INCORPORATED+<<                                                                                  127,783
          5,382    GRACO INCORPORATED                                                                                       218,025
         11,442    GRANT PRIDECO INCORPORATED+<<                                                                            496,697
         40,715    HEWLETT-PACKARD COMPANY                                                                                1,603,357
         18,000    HIGH TECH COMPUTER CORPORATION                                                                           264,674
          3,200    HITACHI CONSTRUCTION MACHINERY COMPANY LIMITED                                                            91,614
          5,000    HITACHI KOKI COMPANY LIMITED                                                                              79,554
          6,105    HITACHI LIMITED                                                                                          424,298

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (CONTINUED)
        181,000    HON HAI PRECISION INDUSTRY COMPANY LIMITED                                                       $     1,263,429
          4,000    HOSOKAWA MICRON CORPORATION                                                                               33,308
          4,297    HYDRIL COMPANY+                                                                                          408,860
         12,096    IDEX CORPORATION                                                                                         629,113
            355    INDRA SISTEMAS SA+                                                                                         8,174
          4,372    INGERSOLL-RAND COMPANY LIMITED CLASS A                                                                   189,351
         10,859    INTERMEC INCORPORATED+<<                                                                                 243,242
         22,546    IBM CORPORATION                                                                                        2,097,003
         30,000    INVENTEC COMPANY LIMITED                                                                                  24,082
         22,500    JOHNSON ELECTRIC HOLDINGS LIMITED                                                                         16,415
         10,511    JOY GLOBAL INCORPORATED                                                                                  466,058
          5,861    KAYDON CORPORATION                                                                                       254,192
          8,800    KENNAMETAL INCORPORATED<<                                                                                538,560
          5,000    KITZ CORPORATION                                                                                          45,182
          4,571    KOMATSU LIMITED                                                                                          406,620
          1,100    KONAMI CORPORATION                                                                                        29,263
         17,201    KULICKE & SOFFA INDUSTRIES INCORPORATED+                                                                 163,410
         12,489    LAM RESEARCH CORPORATION+                                                                                557,759
        336,000    LENOVO GROUP LIMITED                                                                                     129,016
          8,258    LEXMARK INTERNATIONAL INCORPORATED+                                                                      500,104
          4,360    LG PHILLIPS LCD COMPANY LIMITED+                                                                         143,296
        119,000    LITE-ON TECHNOLOGY CORPORATION                                                                           173,895
          3,810    LOGITECH INTERNATIONAL SA+                                                                                99,877
          1,767    MAN AG                                                                                                   189,944
         13,752    MANITOWOC COMPANY INCORPORATED                                                                           807,242
          1,000    MARUYAMA MANUFACTURING COMPANY INCORPORATED                                                                2,567
          2,000    MELCO HOLDINGS INCORPORATED                                                                               50,334
          2,085    METSO OYJ                                                                                                103,497
          8,988    MICROS SYSTEMS INCORPORATED+<<                                                                           501,171
         22,000    MITAC INTERNATIONAL CORPORATION                                                                           24,804
         36,000    MITSUBISHI ELECTRIC CORPORATION                                                                          360,274
          6,300    MITSUI HIGH-TEC INCORPORATED                                                                              79,063
          3,000    MIURA COMPANY LIMITED                                                                                     76,767
          8,056    MODINE MANUFACTURING COMPANY                                                                             198,742
          3,400    MORI SEIKI COMPANY LIMITED                                                                                77,671
          4,000    NABTESCO CORPORATION                                                                                      49,286
          3,654    NATIONAL OILWELL VARCO INCORPORATED+<<                                                                   254,465
         46,149    NEC CORPORATION                                                                                          242,744
            897    NEOPOST SA                                                                                               115,689
         12,300    NETUREN COMPANY LIMITED                                                                                  146,258
            400    NOMURA RESEARCH INSTITUTE LIMITED                                                                         60,772
          7,205    NORDSON CORPORATION                                                                                      351,460
          7,000    OKAYA & COMPANY LIMITED                                                                                  104,636
            100    OTSUKA CORPORATION                                                                                         9,763
         10,377    PALL CORPORATION                                                                                         358,837
         10,300    PARKER HANNIFIN CORPORATION                                                                              848,617
          3,200    PITNEY BOWES INCORPORATED                                                                                152,672
         45,642    QUANTUM CORPORATION+                                                                                     112,736
          3,700    RISO KAGAKU CORPORATION                                                                                   80,618
          8,000    RYOBI LIMITED                                                                                             65,940
          7,330    SAGE GROUP PLC                                                                                            37,001
          4,647    SANDISK CORPORATION+<<                                                                                   169,244
         15,000    SANYO ELECTRIC COMPANY LIMITED+                                                                           22,549
          5,649    SCIENTIFIC GAMES CORPORATION CLASS A+                                                                    184,722
        314,000    SHANGHAI ELECTRIC GROUP COMPANY LIMITED                                                                  145,888
          2,500    SHIMA SEIKI MANUFACTURING LIMITED                                                                         65,662

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (CONTINUED)
          5,137    SIEMENS AG<<                                                                                     $       542,673
          3,210    SIMS GROUP LIMITED                                                                                        55,641
         10,176    SKF AB                                                                                                   193,148
          1,700    SMC CORPORATION                                                                                          226,839
         17,911    SMITH INTERNATIONAL INCORPORATED                                                                         734,351
         76,765    SOLECTRON CORPORATION+                                                                                   247,183
          4,886    SPX CORPORATION                                                                                          341,531
          5,000    STANLEY ELECTRIC COMPANY LIMITED                                                                          99,443
          7,230    STANLEY WORKS                                                                                            401,771
          5,970    STX ENGINE COMPANY LIMITED                                                                               179,094
             75    SULZER AG                                                                                                 91,381
         12,000    SUMITOMO HEAVY INDUSTRIES LIMITED                                                                        123,030
          8,964    TEREX CORPORATION+                                                                                       590,190
          3,300    THK COMPANY LIMITED                                                                                       83,050
          7,203    TIMKEN COMPANY                                                                                           205,862
         12,000    TORI HOLDINGS COMPANY LIMITED                                                                              3,446
          9,464    TORO COMPANY                                                                                             497,333
         54,000    TOSHIBA CORPORATION                                                                                      341,120
        114,000    TPV TECHNOLOGY LIMITED                                                                                    68,140
          1,000    TREND MICRO INCORPORATED                                                                                  28,292
         11,000    TSUBAKIMOTO CHAIN COMPANY                                                                                 71,717
          5,587    ULTRATECH INCORPORATED+                                                                                   73,972
         11,076    VARIAN MEDICAL SYSTEMS INCORPORATED+<<                                                                   508,942
          5,021    WATSCO INCORPORATED<<                                                                                    252,908
         46,000    WISTRON CORPORATION                                                                                       64,219
            286    ZARDOYA-OTIS SA                                                                                            9,326
          5,673    ZEBRA TECHNOLOGIES CORPORATION+<<                                                                        224,708

                                                                                                                         40,100,695
                                                                                                                    ---------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.50%
          4,512    AON CORPORATION                                                                                          169,877
          8,270    ARTHUR J GALLAGHER & COMPANY<<                                                                           236,770
            240    BALOISE HOLDING AG                                                                                        24,496
        373,000    CATHAY FINANCIAL HOLDING COMPANY LIMITED                                                                 815,053
            162    CNP ASSURANCES                                                                                            18,167
          8,374    HILB ROGAL & HOBBS COMPANY                                                                               379,342
         13,957    HUMANA INCORPORATED+                                                                                     835,187
          8,109    MARSH & MCLENNAN COMPANIES INCORPORATED                                                                  238,567
         12,396    METROPOLITAN HOLDINGS LIMITED                                                                             26,061
          7,984    NATIONAL FINANCIAL PARTNERS CORPORATION<<                                                                368,541
         13,923    STANDARD LIFE PLC+                                                                                        82,450
          6,000    TOKYO TATEMONO COMPANY LIMITED                                                                            83,405
         30,853    UNUMPROVIDENT CORPORATION<<                                                                              660,563
         11,981    WILLIS GROUP HOLDINGS LIMITED                                                                            475,646

                                                                                                                          4,414,125
                                                                                                                    ---------------
INSURANCE CARRIERS - 4.54%
          4,768    ACE LIMITED                                                                                              267,771
            707    ADMIRAL GROUP PLC                                                                                         14,359
          7,250    AEGON NV                                                                                                 143,434
          4,043    AEGON NV ADR                                                                                              80,092
         11,494    AETNA INCORPORATED                                                                                       508,839
         11,421    AFLAC INCORPORATED                                                                                       539,071
          6,000    AIOI INSURANCE COMPANY LIMITED                                                                            43,577
         15,523    ALLEANZA ASSICURAZIONI SPA                                                                               199,671
            455    ALLEGHANY CORPORATION+                                                                                   177,732

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
INSURANCE CARRIERS (CONTINUED)
          1,374    ALLIANZ AG                                                                                       $       295,979
         32,005    ALLIANZ AG ADR                                                                                           689,068
          9,127    ALLSTATE CORPORATION                                                                                     548,168
          9,349    AMBAC FINANCIAL GROUP INCORPORATED                                                                       819,346
          5,872    AMERICAN FINANCIAL GROUP INCORPORATED<<                                                                  205,520
         34,209    AMERICAN INTERNATIONAL GROUP INCORPORATED                                                              2,295,424
          1,285    AMERICAN NATIONAL INSURANCE COMPANY                                                                      163,516
          1,409    AMLIN PLC                                                                                                  8,399
         31,211    AMP LIMITED                                                                                              253,534
          3,374    ARCH CAPITAL GROUP LIMITED+                                                                              217,589
         13,031    ASSICURAZIONI GENERALI SPA                                                                               560,102
          1,154    ASSURANCES GENERALES DE FRANCE                                                                           194,894
          9,230    ASSURANT INCORPORATED<<                                                                                  493,344
          5,090    ASSURED GUARANTY LIMITED                                                                                 144,047
         20,320    AVIVA PLC                                                                                                326,474
         12,458    AXA ASIA PACIFIC HOLDINGS LIMITED                                                                         73,126
         18,501    AXA SA                                                                                                   789,808
         12,493    AXIS CAPITAL HOLDINGS LIMITED                                                                            422,388
          3,880    BRITANNIC GROUP PLC                                                                                       47,859
          9,113    BROWN & BROWN INCORPORATED<<                                                                             256,531
        318,000    CHINA LIFE INSURANCE COMPANY LIMITED CLASS H                                                             852,694
          6,036    CHUBB CORPORATION                                                                                        308,138
          1,560    CIGNA CORPORATION                                                                                        222,300
         13,534    CINCINNATI FINANCIAL CORPORATION                                                                         584,939
         15,672    COMMERCE GROUP INCORPORATED                                                                              449,316
         12,892    CONSECO INCORPORATED+<<                                                                                  257,195
          9,912    DELPHI FINANCIAL GROUP CLASS A                                                                           389,442
          5,008    ENDURANCE SPECIALTY HOLDINGS LIMITED                                                                     177,584
          4,464    ERIE INDEMNITY COMPANY                                                                                   240,654
          5,769    EVEREST REINSURANCE GROUP LIMITED                                                                        560,804
            100    FAIRFAX FINANCIAL HOLDINGS LIMITED                                                                        19,299
          8,012    FIRST AMERICAN CORPORATION                                                                               377,766
          4,258    FONDIARIA-SAI SPA                                                                                        149,830
         16,455    FREMONT GENERAL CORPORATION<<                                                                            144,804
         18,781    FRIENDS PROVIDENT PLC                                                                                     75,990
          6,530    GENWORTH FINANCIAL INCORPORATED<<                                                                        230,966
          1,500    GREAT-WEST LIFECO INCORPORATED                                                                            46,426
            171    HANNOVER RUECKVERSICHERUNG AG+                                                                             7,278
          4,582    HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                           433,274
          9,381    HCC INSURANCE HOLDINGS INCORPORATED<<                                                                    294,094
         10,399    HEALTH NET INCORPORATED+                                                                                 556,035
         10,464    HORACE MANN EDUCATORS CORPORATION                                                                        211,791
          2,600    HYUNDAI MARINE & FIRE INSURANCE COMPANY LIMITED                                                           33,546
         13,799    ING GROEP NV                                                                                             589,631
         44,820    INSURANCE AUSTRALIA GROUP LIMITED                                                                        211,175
          5,388    IPC HOLDINGS LIMITED                                                                                     156,575
          3,330    KOREA REINSURANCE COMPANY                                                                                 46,324
         47,152    LEGAL & GENERAL GROUP PLC                                                                                144,939
          2,883    LIBERTY GROUP LIMITED                                                                                     31,732
          1,040    LIG NON-LIFE INSURANCE COMPANY LIMITED                                                                    17,891
          3,960    LINCOLN NATIONAL CORPORATION                                                                             269,849
          6,775    LOEWS CORPORATION                                                                                        294,306
         13,300    MANULIFE FINANCIAL CORPORATION                                                                           445,304
            796    MARKEL CORPORATION+                                                                                      381,165
         11,905    MBIA INCORPORATED<<                                                                                      791,325
         21,570    MEDIOLANUM SPA                                                                                           179,545

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
INSURANCE CARRIERS (CONTINUED)
          2,264    MERCURY GENERAL CORPORATION                                                                     $        120,671
          6,720    METLIFE INCORPORATED                                                                                     424,368
          7,139    MGIC INVESTMENT CORPORATION<<                                                                            430,839
         10,534    MILANO ASSICURAZIONI SPA                                                                                  88,380
          3,000    MILLEA HOLDINGS INCORPORATED                                                                             112,237
         11,877    MILLEA HOLDINGS INCORPORATED ADR                                                                         440,399
         24,000    MITSUI SUMITOMO INSURANCE COMPANY LIMITED                                                                299,569
          8,791    MONTPELIER RE HOLDINGS LIMITED                                                                           153,051
          1,665    MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT AG                                                            265,352
          6,596    MUTUAL & FEDERAL INSURANCE COMPANY LIMITED                                                                25,435
         14,146    NATIONWIDE FINANCIAL SERVICES                                                                            758,226
         11,000    NIPPONKOA INSURANCE COMPANY LIMITED                                                                       94,291
         15,783    OHIO CASUALTY CORPORATION                                                                                470,649
         47,338    OLD MUTUAL PLC                                                                                           163,874
         19,085    OLD REPUBLIC INTERNATIONAL CORPORATION                                                                   425,977
          4,776    PARTNERRE LIMITED<<                                                                                      331,836
         12,885    PHILADELPHIA CONSOLIDATED HOLDING CORPORATION+<<                                                         591,550
         28,929    PHOENIX COMPANIES INCORPORATED                                                                           413,106
        118,000    PICC PROPERTY & CASUALTY COMPANY LIMITED                                                                  67,511
         58,000    PING AN INSURANCE GROUP COMPANY OF CHINA LIMITED                                                         263,164
         13,717    PLATINUM UNDERWRITERS HOLDINGS LIMITED                                                                   438,258
          7,059    PMI GROUP INCORPORATED                                                                                   330,855
          1,700    POWER CORPORATION OF CANADA+                                                                              56,177
          1,300    POWER FINANCIAL CORPORATION+                                                                              44,549
          3,940    PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                   239,907
          7,203    PROASSURANCE CORPORATION+                                                                                370,955
         15,630    PROGRESSIVE CORPORATION                                                                                  358,396
         15,638    PROMINA GROUP LIMITED                                                                                     89,575
          5,439    PROTECTIVE LIFE CORPORATION                                                                              241,546
          6,962    PRUDENTIAL FINANCIAL INCORPORATED                                                                        633,124
         19,384    PRUDENTIAL PLC                                                                                           256,420
         13,458    QBE INSURANCE GROUP LIMITED                                                                              339,313
          7,113    RADIAN GROUP INCORPORATED<<                                                                              408,642
          2,457    REINSURANCE GROUP OF AMERICA INCORPORATED<<                                                              140,246
          5,271    RENAISSANCERE HOLDINGS LIMITED                                                                           270,297
         16,640    ROYAL & SUN ALLIANCE INSURANCE GROUP PLC                                                                  50,169
         10,309    SAFECO CORPORATION                                                                                       687,816
          1,766    SAMSUNG FIRE & MARINE INSURANCE COMPANY LIMITED                                                          311,305
         90,600    SANLAM LIMITED                                                                                           237,465
          1,686    SCOR REGROUPE                                                                                             42,838
         13,268    SELECTIVE INSURANCE GROUP INCORPORATED<<                                                                 324,270
            135    SOCIETA CATTOLICA DI ASSICURAZIONI SCRL                                                                    8,147
         16,000    SOMPO JAPAN INSURANCE INCORPORATED                                                                       214,576
         12,210    STANCORP FINANCIAL GROUP INCORPORATED                                                                    588,500
            600    STOREBRAND ASA                                                                                             7,993
          4,300    SUN LIFE FINANCIAL INCORPORATED                                                                          185,478
            327    SWISS LIFE HOLDING                                                                                        83,373
            531    SWISS REINSURANCE                                                                                         45,310
          2,310    SWISS REINSURANCE ADR                                                                                    196,724
          4,050    T&D HOLDINGS INCORPORATED                                                                                293,121
             50    TOPDANMARK AS+                                                                                             8,915
          8,793    TORCHMARK CORPORATION                                                                                    562,049
         10,385    TRAVELERS COMPANIES INCORPORATED                                                                         527,143
         29,502    UNITEDHEALTH GROUP INCORPORATED                                                                        1,540,004
          3,696    UNITRIN INCORPORATED                                                                                     169,129
          7,552    WELLCARE HEALTH PLANS INCORPORATED+<<                                                                    620,095

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
INSURANCE CARRIERS (CONTINUED)
         13,601    WELLPOINT INCORPORATED+                                                                         $      1,079,783
            668    WHITE MOUNTAIN INSURANCE GROUP LIMITED                                                                   384,006
          2,644    XL CAPITAL LIMITED CLASS A                                                                               187,724
         12,540    ZURICH FINANCIAL SERVICES AG                                                                             358,373

                                                                                                                         39,836,639
                                                                                                                   ----------------
INVESTMENTS & MISCELLANEOUS FINANCIAL SERVICES - 0.00%
            606    TULLETT PREBON PLC+                                                                                        7,380
                                                                                                                   ----------------
JUSTICE, PUBLIC ORDER & SAFETY - 0.08%
         13,087    CORRECTIONS CORPORATION OF AMERICA                                                                       685,235
                                                                                                                   ----------------
LEATHER & LEATHER PRODUCTS - 0.08%
          8,086    COACH INCORPORATED+                                                                                      381,659
         11,800    TIMBERLAND COMPANY+                                                                                      320,016

                                                                                                                            701,675
                                                                                                                   ----------------
LEGAL SERVICES - 0.07%
          8,306    FTI CONSULTING INCORPORATED+<<                                                                           278,832
          6,443    RAYONIER INCORPORATED                                                                                    287,744

                                                                                                                            566,576
                                                                                                                   ----------------
LEISURE, SPORTING & RECREATION - 0.00%
        218,500    MIDA-MEDALIST ENTERTAINMENT PCL+                                                                          17,852
                                                                                                                   ----------------
LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION - 0.03%
             28    AP MOLLER-MAERSK AS                                                                                      288,896
                                                                                                                   ----------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.04%
         18,611    CHAMPION ENTERPRISES INCORPORATED+                                                                       147,585
          8,985    LOUISIANA-PACIFIC CORPORATION                                                                            185,450

                                                                                                                            333,035
                                                                                                                   ----------------
MACHINERY - 0.04%
         86,200    CB INDUSTRIAL PRODUCT HOLDING BHD                                                                         99,414
          3,500    DAIFUKU COMPANY LIMITED                                                                                   52,023
          9,000    JAPAN STEEL WORKS                                                                                         86,496
          4,000    OKUMA CORPORATION                                                                                         46,077
          3,400    OSG CORPORATION                                                                                           54,757
            103    RHEINMETALL AG                                                                                             8,294

                                                                                                                            347,061
                                                                                                                   ----------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 3.08%
          2,200    A&D COMPANY LIMITED                                                                                       44,498
          4,709    ADVANCED MEDICAL OPTICS INCORPORATED+<<                                                                  181,485
          5,293    AFFYMETRIX INCORPORATED+<<                                                                               136,189
          2,819    AGFA-GEVAERT NV                                                                                           62,822
          8,463    AGILENT TECHNOLOGIES INCORPORATED+                                                                       268,446
            400    ALFA LAVAL AB                                                                                             20,017
          3,325    ALLERGAN INCORPORATED                                                                                    371,436
            304    ALTANA AG                                                                                                 18,405
         15,573    AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+<<                                                        316,755
         16,246    APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                             501,676
          7,636    ARMOR HOLDINGS INCORPORATED+                                                                             486,337
          5,588    ARTHROCARE CORPORATION+<<                                                                                203,124
          4,615    BAUSCH & LOMB INCORPORATED                                                                               241,180
          5,783    BAYER AG                                                                                                 332,672
          5,323    BECKMAN COULTER INCORPORATED                                                                             341,524
          5,282    BECTON DICKINSON & COMPANY                                                                               401,379

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (CONTINUED)
            123    BEKAERT SA                                                                                       $        14,763
          4,323    BIO-RAD LABORATORIES INCORPORATED+                                                                       306,587
          4,692    BIOMET INCORPORATED                                                                                      198,612
          3,566    BIOSITE INCORPORATED+<<                                                                                  189,426
         30,753    BOSTON SCIENTIFIC CORPORATION+                                                                           501,581
            735    CIE GENERALE D'OPTIQUE ESSILOR INTERNATIONAL SA                                                           83,882
          2,298    COCHLEAR LIMITED                                                                                         102,733
          6,430    COHERENT INCORPORATED+                                                                                   193,286
          1,123    COLOPLAST AS CLASS B                                                                                      93,931
             70    COMPAGNIE GENERALE DE GEOPHYSIQUE - VERITAS+                                                              14,451
            689    COMPAGNIE GENERALE DE GEOPHYSIQUE - VERITAS ADR+                                                          28,242
          3,583    COOPER COMPANIES INCORPORATED<<                                                                          164,424
          2,700    COSEL COMPANY LIMITED                                                                                     44,989
          8,794    CR BARD INCORPORATED                                                                                     701,761
          4,342    CYBERONICS INCORPORATED+<<                                                                                88,924
          5,297    DANAHER CORPORATION<<                                                                                    379,477
         12,767    DENTSPLY INTERNATIONAL INCORPORATED<<                                                                    402,671
          9,144    DRS TECHNOLOGIES INCORPORATED<<                                                                          484,541
         25,502    EASTMAN KODAK COMPANY<<                                                                                  608,988
          8,718    ENERGY CONVERSION DEVICES INCORPORATED+<<                                                                262,412
          5,675    ESCO TECHNOLOGIES INCORPORATED+<<                                                                        247,373
          3,600    ESPEC CORPORATION                                                                                         45,209
          5,247    ESTERLINE TECHNOLOGIES CORPORATION+                                                                      214,707
         15,795    FLIR SYSTEMS INCORPORATED+<<                                                                             549,034
          9,812    FORMFACTOR INCORPORATED+<<                                                                               419,463
         11,732    FOSSIL INCORPORATED+<<                                                                                   315,825
            801    FRESENIUS AG                                                                                              59,243
          9,400    FUJI PHOTO FILM COMPANY LIMITED                                                                          404,071
         10,000    FUJIKURA LIMITED                                                                                          70,349
         10,000    FURUKAWA ELECTRIC COMPANY LIMITED                                                                         66,295
         10,205    GARMIN LIMITED<<                                                                                         558,826
            800    GETINGE AB                                                                                                16,586
          5,748    HAEMONETICS CORPORATION+                                                                                 258,660
         20,000    HITACHI CABLE LIMITED                                                                                    120,260
         11,484    HOLOGIC INCORPORATED+<<                                                                                  632,194
          7,300    HOYA CORPORATION                                                                                         252,766
         17,252    INPUT OUTPUT INCORPORATED+<<                                                                             234,110
          3,173    INTUITIVE SURGICAL INCORPORATED+<<                                                                       352,520
          7,392    INVACARE CORPORATION<<                                                                                   137,343
          5,636    ITRON INCORPORATED+<<                                                                                    364,198
          8,000    KONICA MINOLTA HOLDINGS INCORPORATED                                                                     102,559
         10,211    KYPHON INCORPORATED+<<                                                                                   460,618
          3,000    LARGAN PRECISION COMPANY LIMITED                                                                          41,199
          4,784    LUXOTTICA GROUP SPA                                                                                      150,042
         25,423    MEDTRONIC INCORPORATED                                                                                 1,280,302
          9,614    MENTOR CORPORATION<<                                                                                     461,568
          3,187    METTLER-TOLEDO INTERNATIONAL INCORPORATED+                                                               275,229
          4,282    MILLIPORE CORPORATION+<<                                                                                 306,249
          3,038    MOLECULAR DEVICES CORPORATION+                                                                           107,211
         12,363    NATIONAL INSTRUMENTS CORPORATION                                                                         331,699
          9,613    NEWPORT CORPORATION+                                                                                     171,688
          5,000    NIKON CORPORATION                                                                                        114,855
          6,374    OAKLEY INCORPORATED                                                                                      133,727
          7,168    OLYMPUS CORPORATION ADR                                                                                  240,174
          8,028    ORBOTECH LIMITED+                                                                                        179,426
          5,000    OSAKI ELECTRIC COMPANY LIMITED                                                                            45,013
         69,000    OSIM INTERNATIONAL LIMITED                                                                                46,478

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (CONTINUED)
          3,500    PARIS MIKI INCORPORATED                                                                         $         59,560
         32,772    PERKINELMER INCORPORATED                                                                                 776,696
            198    PHONAK HOLDING AG                                                                                         14,978
          4,814    POLYMEDICA CORPORATION<<                                                                                 199,300
          6,466    RAYTHEON COMPANY                                                                                         346,254
          6,884    RESMED INCORPORATED+                                                                                     328,918
          5,891    RESPIRONICS INCORPORATED+                                                                                241,354
          3,151    ROCKWELL AUTOMATION INCORPORATED                                                                         195,646
          7,816    ROPER INDUSTRIES INCORPORATED                                                                            415,186
          4,000    SHIMADZU CORPORAION                                                                                       34,592
          9,968    SIRF TECHNOLOGY HOLDINGS INCORPORATED+<<                                                                 284,985
          7,306    ST JUDE MEDICAL INCORPORATED+                                                                            289,683
          6,108    STRYKER CORPORATION                                                                                      378,818
         12,000    SUMITOMO ELECTRIC INDUSTRIES LIMITED                                                                     178,971
          2,100    SUZUKEN COMPANY LIMITED                                                                                   75,196
            299    SYNTHES INCORPORATED                                                                                      37,436
          1,200    SYSMEX CORPORATION                                                                                        45,706
          8,000    TAISHO PHARMACEUTICAL COMPANY LIMITED                                                                    148,636
          8,589    TECHNE CORPORATION+                                                                                      483,732
          7,035    TEKTRONIX INCORPORATED                                                                                   201,271
         16,508    TERADYNE INCORPORATED+                                                                                   266,109
          4,800    TERUMO CORPORATION                                                                                       183,633
         23,954    TRIMBLE NAVIGATION LIMITED+                                                                              633,823
          2,100    USHIO INCORPORATED                                                                                        40,524
          6,931    VARIAN INCORPORATED+                                                                                     377,254
          6,070    VEECO INSTRUMENTS INCORPORATED+<<                                                                        118,911
          7,623    VENTANA MEDICAL SYSTEMS INCORPORATED+<<                                                                  306,826
          4,391    VESTAS WIND SYSTEMS AS+                                                                                  205,081
          6,664    VIASYS HEALTHCARE INCORPORATED+                                                                          206,118
          8,665    WATERS CORPORATION+                                                                                      470,163
            196    WILLIAM DEMANT HOLDING+                                                                                   16,063
         21,200    XEROX CORPORATION+                                                                                       366,124
          4,100    YAMATAKE CORPORATION                                                                                      99,029
          5,255    ZIMMER HOLDINGS INCORPORATED+                                                                            443,154

                                                                                                                         27,030,425
                                                                                                                   ----------------

MEDIA - 0.00%
            147    MODERN TIMES GROUP MTG B SHARES+                                                                           8,145
                                                                                                                   ----------------

MEDICAL MANAGEMENT SERVICES - 0.09%
        281,100    BANGKOK CHAIN HOSPITAL PCL                                                                                70,636
         13,375    COVENTRY HEALTH CARE INCORPORATED+                                                                       727,868

                                                                                                                            798,504
                                                                                                                   ----------------

MEDICAL PRODUCTS - 0.00%
            115    ROCHE HOLDINGS AG - BEARER SHARES                                                                         22,645
                                                                                                                   ----------------

METAL MINING - 1.12%
          1,669    ACCOR SA                                                                                                 147,384
          1,814    AFRICAN RAINBOW MINERALS LIMITED+                                                                         24,337
            622    AGNICO EAGLE MINES LIMITED                                                                                24,484
         16,083    ALUMINA LIMITED                                                                                           85,408
          2,305    ANGLO PLATINUM LIMITED                                                                                   328,375
          8,689    ANGLOGOLD ASHANTI LIMITED                                                                                378,566
         16,281    AURIZON MINES LIMITED+                                                                                    56,516
         30,000    BANPU PCL                                                                                                164,879
          3,268    BANRO CORPORATION+                                                                                        41,074
         11,100    BARRICK GOLD CORPORATION                                                                                 331,406

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
METAL MINING (CONTINUED)
          1,500    BOLIDEN AB                                                                                      $         31,742
          2,100    CAMECO CORPORATION                                                                                        77,655
        134,300    CHIN WELL HOLDINGS BHD                                                                                    56,741
         27,623    CIA VALE DO RIO DOCE                                                                                     944,562
          9,472    CLEVELAND CLIFFS INCORPORATED                                                                            534,221
         67,830    COEUR D'ALENE MINES CORPORATION+<<                                                                       306,592
            629    COMPASS RESOURCES NL+                                                                                      2,751
          2,814    CUMERIO NV SA                                                                                             73,435
            699    ELDORADO GOLD CORPORATION+                                                                                 4,178
            200    FIRST QUANTUM MINERALS LIMITED+                                                                           11,619
          1,818    FORTESCUE METALS GROUP LIMITED+                                                                           24,379
          4,057    FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                      232,912
          6,162    GABRIEL RESOURCES LIMITED+                                                                                25,710
         20,587    GOLD FIELDS LIMITED                                                                                      355,816
          6,036    GOLDCORP INCORPORATED                                                                                    161,944
        103,222    GRUPO MEXICO SAB DE CV                                                                                   447,497
          1,859    GUYANA GOLDFIELDS INCORPORATED+                                                                           16,880
         12,134    HARMONY GOLD MINING COMPANY LIMITED+                                                                     162,441
          2,426    IAMGOLD CORPORATION                                                                                       20,265
         20,671    IMPALA PLATINUM HOLDINGS LIMITED                                                                         588,966
          1,432    INDEPENDENCE GROUP NL                                                                                      4,942
         25,000    INTERNATIONAL NICKEL INDONESIA TBK                                                                       106,226
          1,265    INTERNATIONAL URANIUM CORPORATION+                                                                        15,326
         12,681    KAGARA ZINC LIMITED+                                                                                      55,951
          4,060    KGHM POLSKA MIEDZ SA                                                                                     123,291
          4,670    KINROSS GOLD CORPORATION+                                                                                 65,639
            587    KOREA ZINC COMPANY LIMITED                                                                                57,223
            341    LONMIN PLC                                                                                                20,937
            600    LUNDIN MINING CORPORATION+                                                                                 6,536
          8,375    MERIDIAN GOLD INCORPORATED+                                                                              229,810
          2,870    MINARA RESOURCES LIMITED                                                                                  14,630
          4,880    MINEFINDERS CORPORATION+                                                                                  53,114
          7,000    MITSUI MINING & SMELTING COMPANY LIMITED                                                                  39,549
          3,712    MVELAPHANDA RESOURCES LIMITED+                                                                            24,952
          4,713    NEWCREST MINING LIMITED                                                                                   83,736
          9,864    NEWMONT MINING CORPORATION                                                                               444,570
         17,000    NIPPON DENKO COMPANY LIMITED                                                                              74,656
          4,935    NORTHAM PLATINUM LIMITED                                                                                  33,787
        306,000    OCEAN GRAND HOLDINGS LIMITED+                                                                             39,557
          3,400    ONOKEN COMPANY LIMITED                                                                                    45,971
          4,018    OUTOKUMPU OYJ                                                                                            149,733
          5,000    PACIFIC METALS COMPANY LIMITED                                                                            69,715
         26,906    PERU COPPER INCORPORATED+                                                                                106,281
          2,934    PHELPS DODGE CORPORATION                                                                                 366,486
        189,200    PRESS METAL BHD                                                                                           47,800
         56,655    QUEENSTAKE RESOURCES LIMITED+                                                                              8,961
         12,593    QUEST CAPITAL CORPORATION                                                                                 35,962
          5,491    RIO TINTO LIMITED                                                                                        327,072
          3,078    RIO TINTO PLC+                                                                                           165,408
          1,545    RIO TINTO PLC ADR                                                                                        334,740
            340    SILVER WHEATON CORPORATION+                                                                                3,390
          2,869    SOUTHERN COPPER CORPORATION<<                                                                            201,978
         10,694    STILLWATER MINING COMPANY+                                                                               136,135
          1,500    TECK COMINCO INCORPORATED LIMITED                                                                        105,780
         89,800    TONG HERR RESOURCES BHD                                                                                  102,541
         83,084    TRANS HEX GROUP LIMITED                                                                                  172,373

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                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
METAL MINING (CONTINUED)
         54,500    TYCOONS WORLDWIDE GROUPS THAILAND PCL                                                           $          9,370
            378    VEDANTA RESOURCES PLC                                                                                      9,229
          2,638    WESTERN AREAS LIMITED+                                                                                    15,958
            213    WESTERN AREAS NL+                                                                                            646
          2,620    YAMANA GOLD INCORPORATED                                                                                  38,597
        100,000    ZIJIN MINING GROUP COMPANY LIMITED CLASS H                                                                67,580
         12,386    ZINIFEX LIMITED                                                                                          163,169

                                                                                                                          9,842,042
                                                                                                                   ----------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.36%
          1,681    ANTOFAGASTA PLC                                                                                           15,320
         63,519    BHP BILLITON LIMITED                                                                                   1,357,761
          6,000    DOWA MINING COMPANY LIMITED                                                                               61,971
         21,227    ILUKA RESOURCES LIMITED                                                                                   98,676
        124,000    JIANGXI COPPER COMPANY LIMITED                                                                           141,569
         13,243    LIHIR GOLD LIMITED+                                                                                       34,641
         14,000    MITSUBISHI MATERIALS CORPORATION                                                                          64,201
         14,280    OXIANA LIMITED+                                                                                           32,178
          3,439    PALADIN RESOURCES LIMITED+                                                                                24,657
            700    POTASH CORPORATION OF SASKATCHEWAN+                                                                      110,201
         10,000    SUMITOMO METAL MINING COMPANY LIMITED                                                                    178,617
            113    UMICORE                                                                                                   19,346
          7,086    VULCAN MATERIALS COMPANY                                                                                 825,448
          4,671    XSTRATA PLC                                                                                              219,729

                                                                                                                          3,184,315
                                                                                                                   ----------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.12%
          2,699    AECI LIMITED                                                                                              26,467
         10,256    BLUESCOPE STEEL LIMITED                                                                                   75,393
          6,619    BLYTH INCORPORATED                                                                                       135,690
          1,510    BUNZL PLC                                                                                                 19,545
         16,468    CALLAWAY GOLF COMPANY                                                                                    248,667
          2,080    CHEIL INDUSTRIES INCORPORATED                                                                             85,369
        597,600    CHINA AEROSPACE INTERNATIONAL HOLDINGS LIMITED+                                                          103,259
            440    DOOSAN CORPORATION+                                                                                       27,006
         18,484    FKI PLC                                                                                                   39,936
         47,000    FOXCONN INTERNATIONAL HOLDINGS LIMITED+                                                                  124,222
         27,000    GALAXY ENTERTAINMENT GROUP LIMITED+                                                                       28,821
          4,300    GLORY LIMITED                                                                                             85,339
         12,244    HASBRO INCORPORATED                                                                                      346,383
         42,000    HENGAN INTERNATIONAL GROUP COMPANY LIMITED                                                               116,114
            700    HITACHI MAXELL LIMITED                                                                                     9,606
        237,835    IDT INTERNATIONAL LIMITED+                                                                                14,916
            963    IMI PLC                                                                                                    9,656
         16,238    INDUSTRIAS CAMPOS HERMANOS SA DE CV SERIES B+                                                             60,797
         22,823    INDUSTRIAS PENOLES SA DE CV                                                                              222,829
          3,452    INVENSYS PLC+                                                                                             19,205
         30,000    ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES COMPANY LIMITED                                                     120,091
          6,682    JAKKS PACIFIC INCORPORATED+                                                                              163,776
          2,900    JAPAN CASH MACHINE COMPANY LIMITED                                                                        32,843
         63,763    JOHNSON & JOHNSON                                                                                      4,020,257
         38,000    KAWASAKI HEAVY INDUSTRIES LIMITED+                                                                       155,004
          2,100    KOSE CORPORATION                                                                                          54,978
         33,895    MATTEL INCORPORATED                                                                                      881,609
         70,000    MITSUBISHI HEAVY INDUSTRIES LIMITED                                                                      395,490
         18,536    MUELLER WATER PRODUCTS INCORPORATED CLASS B                                                              275,074

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                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
MISCELLANEOUS MANUFACTURING INDUSTRIES (CONTINUED)
          7,000    NIPPON ELECTRIC GLASS COMPANY LIMITED                                                           $        171,143
            231    NKT HOLDING AS                                                                                            18,788
         53,000    NOBLE GROUP LIMITED                                                                                       48,525
          3,777    OPOCZNO SA+                                                                                               52,455
          4,315    ORICA LIMITED                                                                                             84,145
         60,000    SINGAMAS CONTAINER HOLDING                                                                                35,479
          3,423    SMITHS GROUP PLC                                                                                          69,249
          5,400    TOSTEM INAX HOLDING CORPORATION                                                                          121,307
          5,823    TRELLEBORG AB CLASS B                                                                                    147,366
         30,365    TYCO INTERNATIONAL LIMITED                                                                               936,153
         21,000    UNIMICRON TECHNOLOGY CORPORATION                                                                          28,106
          1,139    WARTSILA OYJ CLASS B                                                                                      68,130
          6,091    WESFARMERS LIMITED                                                                                       174,927

                                                                                                                          9,854,115
                                                                                                                   ----------------

MISCELLANEOUS RETAIL - 1.25%
         14,900    AEON COMPANY LIMITED                                                                                     310,810
          7,027    AMAZON.COM INCORPORATED+<<                                                                               275,037
          3,885    ARCS COMPANY LIMITED                                                                                      52,430
         47,777    AUSTRALIAN PHARMACEUTICAL INDUSTRIES LIMITED                                                              74,534
         12,233    BARNES & NOBLE INCORPORATED                                                                              500,819
         30,621    BLOCKBUSTER INCORPORATED+<<                                                                              203,323
         15,171    BORDERS GROUP INCORPORATED                                                                               324,356
         12,000    CHINA RESOURCES ENTERPRISE LIMITED                                                                        35,403
          7,000    CITIC PACIFIC LIMITED+                                                                                    23,518
          4,823    COLDWATER CREEK INCORPORATED+<<                                                                           88,743
         19,533    COLES MYER LIMITED                                                                                       236,391
         10,327    COSTCO WHOLESALE CORPORATION                                                                             577,176
          2,400    CREDIT SAISON COMPANY LIMITED                                                                             79,047
          3,800    CULTURE CONVENIENCE CLUB COMPANY LIMITED                                                                  22,817
         18,276    CVS CORPORATION<<                                                                                        574,049
          8,088    DICK'S SPORTING GOODS INCORPORATED+<<                                                                    423,326
         36,000    DICKSON CONCEPTS INTERNATIONAL LIMITED                                                                    41,469
         17,173    DILLARD'S INCORPORATED                                                                                   573,578
          8,670    DOLLAR TREE STORES INCORPORATED+                                                                         295,734
          2,355    EXPRESS SCRIPTS INCORPORATED+<<                                                                          177,591
          4,213    FOSCHINI LIMITED                                                                                          37,946
          8,800    FUJI COMPANY LIMITED                                                                                     143,657
             22    GEO COMPANY LIMITED                                                                                       43,476
          4,400    HEIWADO COMPANY LIMITED                                                                                   70,788
            900    HIKARI TSUSHIN INCORPORATED                                                                               40,740
          4,200    IZUMI COMPANY LIMITED                                                                                     79,275
          1,094    JEAN COUTU GROUP INCORPORATED CLASS A                                                                     13,853
         10,000    KASUMI COMPANY LIMITED                                                                                    57,005
          4,000    LIFE CORPORATION                                                                                          55,333
          6,708    LONGS DRUG STORES CORPORATION                                                                            308,970
          6,248    MASSMART HOLDINGS LIMITED                                                                                 72,504
        136,000    METRO HOLDINGS LIMITED                                                                                    74,711
         11,068    MSC INDUSTRIAL DIRECT COMPANY                                                                            477,474
         10,988    NATURA COSMETICOS SA                                                                                     139,546
          7,717    NUTRI SYSTEM INCORPORATED+<<                                                                             348,423
         23,868    OFFICE DEPOT INCORPORATED+                                                                               796,236
          4,000    OKUWA COMPANY LIMITED                                                                                     56,347
          7,700    ORGANIZACION SORIANA SA DE CV+                                                                            22,008
            200    ORIX CORPORATION                                                                                          55,063
         12,602    PETSMART INCORPORATED<<                                                                                  381,967

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
MISCELLANEOUS RETAIL (CONTINUED)
         49,183    RITE AID CORPORATION+                                                                           $        293,623
            800    RYOHIN KEIKAKU COMPANY LIMITED                                                                            54,725
        152,000    SA SA INTERNATIONAL HOLDINGS LIMITED                                                                      46,691
          3,600    SHIMACHU COMPANY LIMITED                                                                                 107,930
          1,200    SHOPPERS DRUG MART CORPORATION+                                                                           52,387
          2,000    SK NETWORKS COMPANY LIMITED+                                                                              62,228
         11,938    SPECTRUM BRANDS INCORPORATED+<<                                                                          105,413
          4,789    STAMPS.COM INCORPORATED+                                                                                  74,277
         16,102    STAPLES INCORPORATED                                                                                     418,974
          8,000    UNY COMPANY LIMITED                                                                                      111,545
          7,282    VALUEVISION MEDIA INCORPORATED+                                                                           91,098
         22,281    WALGREEN COMPANY                                                                                         996,184
         25,818    WOOLWORTHS HOLDINGS LIMITED                                                                               72,705
         11,640    ZALE CORPORATION+<<                                                                                      299,846

                                                                                                                         10,953,099
                                                                                                                   ----------------

MISCELLANEOUS SERVICES - 0.08%
          2,792    ADECCO SA                                                                                                 46,515
          5,451    DUN & BRADSTREET CORPORATION+                                                                            481,214
         13,042    IFIL INVESTMENTS SPA                                                                                     118,138
         22,962    INVERSIONES AGUAS METROPOLITANAS SA+                                                                      26,821

                                                                                                                            672,688
                                                                                                                   ----------------

MOTION PICTURES - 0.36%
             64    ALLIANCE ATLANTIS COMMUNICATIONS INCORPORATED+                                                             2,832
          9,844    AVID TECHNOLOGY INCORPORATED+<<                                                                          328,790
         37,500    BIMANTARA CITRA TBK PT+                                                                                   19,917
          2,000    ESUN HOLDINGS LIMITED+                                                                                     1,677
         12,571    MACROVISION CORPORATION+                                                                                 310,127
         40,901    NEWS CORPORATION CLASS A                                                                                 921,500
         10,788    NEWS CORPORATION CLASS B                                                                                 257,186
          2,650    ON*MEDIA CORPORATION+                                                                                     24,060
          5,000    TELEVISION BROADCASTS LIMITED                                                                             32,542
         59,589    TIME WARNER INCORPORATED                                                                               1,212,636
          1,400    TOHO COMPANY LIMITED TOKYO                                                                                27,903
          3,204    TVN SA PLN+                                                                                               28,218

                                                                                                                          3,167,388
                                                                                                                   ----------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.36%
         12,000    CHINA MERCHANTS HOLDINGS INTERNATIONAL COMPANY LIMITED                                                    46,768
          3,947    CON-WAY INCORPORATED                                                                                     193,798
         12,000    COSCO PACIFIC LIMITED                                                                                     32,100
          1,018    DSV AS                                                                                                   175,901
          6,359    FORWARD AIR CORPORATION                                                                                  207,431
         10,072    J.B. HUNT TRANSPORT SERVICES INCORPORATED                                                                267,512
         13,026    LANDSTAR SYSTEM INCORPORATED                                                                             582,132
          2,000    MITSUBISHI LOGISTICS CORPORATION                                                                          34,710
         17,000    NIPPON EXPRESS COMPANY LIMITED                                                                           108,538
          6,780    OLD DOMINION FREIGHT LINE+<<                                                                             210,926
         20,000    SYNNEX TECHNOLOGY INTERNATIONAL CORPORATION                                                               22,944
         14,546    UNITED PARCEL SERVICE INCORPORATED CLASS B                                                             1,020,984
         13,375    WERNER ENTERPRISES INCORPORATED<<                                                                        257,870

                                                                                                                          3,161,614
                                                                                                                   ----------------

MULTI MEDIA - 0.00%
            280    SANOMAWSOY OYJ                                                                                             8,011
                                                                                                                   ----------------

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                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO.
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
MULTI-INDUSTRY COMPANIES - 0.00%
          9,000    FRASER & NEAVE LIMITED                                                                          $         28,723
                                                                                                                   ----------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.81%
          1,870    ACOM COMPANY LIMITED                                                                                      69,329
          1,650    AIFUL CORPORATION                                                                                         44,870
         23,680    AMERICAN EXPRESS COMPANY                                                                               1,346,682
          9,808    AMERICREDIT CORPORATION+<<                                                                               239,511
          3,594    BRADFORD & BINGLEY PLC                                                                                    30,919
          5,973    CAPITAL ONE FINANCIAL CORPORATION<<                                                                      460,399
         11,025    CAPITAL SOURCE INCORPORATED<<                                                                            284,335
            937    CATTLES PLC                                                                                                7,987
         17,779    CIT GROUP INCORPORATED                                                                                 1,003,980
          8,988    COUNTRYWIDE FINANCIAL CORPORATION                                                                        344,061
            200    DIAMOND LEASE COMPANY LIMITED                                                                              9,864
         22,050    DORAL FINANCIAL CORPORATION+<<                                                                            47,849
         14,507    FANNIE MAE                                                                                               822,982
        211,000    FIRST FINANCIAL HOLDING COMPANY LIMITED                                                                  154,968
          4,938    FIRST MARBLEHEAD CORPORATION<<                                                                           222,901
         10,122    FREDDIE MAC                                                                                              649,630
          4,600    HITACHI CAPITAL CORPORATION                                                                               92,070
          2,700    IBJ LEASING COMPANY LIMITED                                                                               74,107
          1,962    IRISH LIFE & PERMANENT PLC                                                                                55,615
          2,711    ORIX CORPORATION ADR                                                                                     371,678
          1,750    PROMISE COMPANY LIMITED                                                                                   59,708
          1,108    PROVIDENT FINANCIAL PLC                                                                                   15,963
          3,200    SAMPO OYJ                                                                                                 89,352
          9,113    SLM CORPORATION                                                                                          388,396
        101,000    TAIWAN COOPERATIVE BANK                                                                                   74,486
          3,100    TOKYO LEASING COMPANY                                                                                     49,900
            700    UFJ CENTRAL LEASING COMPANY LIMITED                                                                       34,524
          5,000    UFJ NICOS COMPANY LIMITED                                                                                 17,271

                                                                                                                          7,063,337
                                                                                                                   ----------------

NON-FERROUS METALS - 0.00%
            100    SUMITOMO TITANIUM CORPORATION                                                                             12,288
                                                                                                                   ----------------

OIL & GAS EXTRACTION - 3.48%
            700    ADDAX PETROLEUM CORPORATION                                                                               20,259
          6,656    ANADARKO PETROLEUM CORPORATION                                                                           267,771
          2,300    AOC HOLDINGS INCORPORATED                                                                                 39,139
          4,693    APACHE CORPORATION                                                                                       321,611
            172    ARKEMA+                                                                                                    8,454
          5,964    ATWOOD OCEANICS INCORPORATED+                                                                            301,778
          3,779    AUSTRALIAN WORLDWIDE EXPLORATION LIMITED+                                                                  8,069
         24,318    BEACH PETROLEUM LIMITED                                                                                   21,843
         28,718    BG GROUP PLC                                                                                             390,330
          6,152    BJ SERVICES COMPANY                                                                                      164,812
        167,565    BP PLC                                                                                                 1,718,008
         11,000    CABOT OIL & GAS CORPORATION                                                                              743,160
            695    CAIRN ENERGY PLC+                                                                                         21,404
          5,327    CANADIAN NATURAL RESOURCES LIMITED                                                                       267,489
          1,000    CANADIAN OIL SANDS TRUST                                                                                  23,341
         12,139    CHENIERE ENERGY INCORPORATED+<<                                                                          339,892
          5,803    CHESAPEAKE ENERGY CORPORATION                                                                            176,933
         36,000    CHINA OILFIELD SERVICES LIMITED CLASS H                                                                   23,269
        790,000    CHINA PETROLEUM & CHEMICAL CORPORATION (SINOPEC)                                                         631,960
            119    CIA ESPANOLA DE PETROLEOS SA                                                                               9,205

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
OIL & GAS EXTRACTION (CONTINUED)
          6,961    CIMAREX ENERGY COMPANY                                                                           $       243,009
          7,000    COSMO OIL COMPANY LIMITED                                                                                 29,677
          9,579    DENBURY RESOURCES INCORPORATED+                                                                          276,258
          6,105    DEVON ENERGY CORPORATION                                                                                 401,160
          1,685    DIAMOND OFFSHORE DRILLING INCORPORATED<<                                                                 131,127
          6,454    ENCANA CORPORATION                                                                                       313,705
         11,170    ENCORE ACQUISITION COMPANY+                                                                              271,096
          9,439    ENI SPA                                                                                                  577,950
         13,342    ENSCO INTERNATIONAL INCORPORATED                                                                         668,568
          5,548    EOG RESOURCES INCORPORATED                                                                               375,822
         20,730    GLOBAL INDUSTRIES LIMITED+                                                                               305,975
          4,826    GLOBASANTAFE CORPORATION                                                                                 278,122
         47,255    GREY WOLF INCORPORATED+                                                                                  316,136
            872    GRUPA LOTOS SA+                                                                                           12,376
         22,659    HALLIBURTON COMPANY                                                                                      699,710
         22,319    HANOVER COMPRESSOR COMPANY+<<                                                                            489,902
          6,685    HELIX ENERGY SOLUTIONS GROUP INCORPORATED+<<                                                             224,415
         61,794    HORIZON OIL LIMITED+                                                                                      14,119
          6,655    HOUSTON EXPLORATION COMPANY+                                                                             348,855
            700    HUSKY ENERGY INCORPORATED                                                                                 45,426
            500    JAPAN PETROLEUM EXPLORATION COMPANY+                                                                      33,908
            692    LUNDIN PETROLEUM AB+                                                                                       7,124
        174,000    MEDCO ENERGI INTERNASIONAL TBK PT+                                                                        69,550
          3,755    MOL HUNGARIAN OIL & GAS PLC                                                                              403,921
         25,099    NABORS INDUSTRIES LIMITED+                                                                               751,966
            554    NESTE OIL OYJ LIMITED                                                                                     17,800
         21,905    NEWPARK RESOURCES INCORPORATED+                                                                          133,621
          1,900    NEXEN INCORPORATED                                                                                       108,922
         14,594    NEXUS ENERGY LIMITED+                                                                                     10,004
         13,500    NIPPON MINING HOLDINGS INCORPORATED                                                                      112,985
         23,000    NIPPON OIL CORPORATION                                                                                   168,018
         11,402    NOBLE CORPORATION                                                                                        800,648
         15,448    NOBLE ENERGY INCORPORATED<<                                                                              889,341
          6,235    NORSK HYDRO ASA                                                                                          193,168
         12,762    OCCIDENTAL PETROLEUM CORPORATION                                                                         589,349
         12,281    OCEANEERING INTERNATIONAL INCORPORATED+                                                                  484,363
          8,270    OIL SEARCH LIMITED                                                                                        23,066
          1,064    OILEXCO INCORPORATED+                                                                                      7,196
            865    OMV AG                                                                                                    48,295
            500    OPTI CANADA INCORPORATED+                                                                                  8,396
         11,811    ORIGIN ENERGY LIMITED                                                                                     82,450
         26,641    PARKER DRILLING COMPANY+                                                                                 228,313
         12,870    PATTERSON-UTI ENERGY INCORPORATED<<                                                                      286,872
            600    PENN WEST ENERGY TRUST                                                                                    18,022
          3,700    PETRO-CANADA                                                                                             136,820
        764,000    PETROCHINA COMPANY LIMITED                                                                               890,828
         45,481    PETROLEO BRASILEIRO SA                                                                                 1,026,298
          1,428    PETROLEUM GEO-SERVICES ASA+                                                                               33,181
          7,004    PLAINS EXPLORATION & PRODUCTION COMPANY+                                                                 319,593
          4,473    POGO PRODUCING COMPANY                                                                                   213,765
         14,660    PRIDE INTERNATIONAL INCORPORATED+                                                                        422,208
            550    PROSAFE ASA                                                                                                7,802
         76,500    PTT EXPLORATION & PRODUCTION PCL                                                                         220,338
         79,100    PTT PCL                                                                                                  483,550
          4,383    QUICKSILVER RESOURCES INCORPORATED+<<                                                                    169,052
         11,848    RANGE RESOURCES CORPORATION                                                                              378,307

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
OIL & GAS EXTRACTION (CONTINUED)
          7,590    REPSOL YPF SA                                                                                    $       241,362
          9,393    ROWAN COMPANIES INCORPORATED                                                                             287,708
          1,426    SAIPEM SPA                                                                                                38,516
         13,185    SANTOS LIMITED                                                                                            97,236
         25,900    SCHLUMBERGER LIMITED                                                                                   1,626,520
          4,922    SEACOR HOLDINGS INCORPORATED+                                                                            476,450
          1,700    SHOWA SHELL SEKIYU KK                                                                                     19,655
          4,233    SNAM RETE GAS SPA                                                                                         25,334
         14,856    SOUTHWESTERN ENERGY COMPANY+                                                                             579,384
         12,639    ST MARY LAND & EXPLORATION COMPANY<<                                                                     455,130
          6,375    STONE ENERGY CORPORATION+                                                                                195,713
         18,184    SUPERIOR ENERGY SERVICES INCORPORATED+<<                                                                 557,340
          8,100    TALISMAN ENERGY INCORPORATED                                                                             139,686
            592    TECHNIP SA                                                                                                39,806
         16,609    TETRA TECHNOLOGIES INCORPORATED+                                                                         369,218
         13,366    TODCO+                                                                                                   455,513
          5,000    TONENGENERAL SEKIYU KK                                                                                    54,894
         19,485    TOTAL SA                                                                                               1,315,571
          6,630    TRANSOCEAN INCORPORATED+                                                                                 508,388
          2,823    TULLOW OIL PLC                                                                                            20,363
         10,663    UNIT CORPORATION+                                                                                        521,954
          6,691    W-H ENERGY SERVICES INCORPORATED+                                                                        281,022
          7,066    WEATHERFORD INTERNATIONAL LIMITED+                                                                       283,700
            700    WESTERN OIL SANDS INCORPORATED+                                                                           19,122
          7,116    WOODSIDE PETROLEUM LIMITED                                                                               208,905
          8,051    XTO ENERGY INCORPORATED                                                                                  415,915

                                                                                                                         30,535,580
                                                                                                                    ---------------

OIL FIELD SERVICES - 0.00%
            167    FUGRO NV                                                                                                   7,817
                                                                                                                    ---------------

PAPER & ALLIED PRODUCTS - 0.58%
          8,892    BEMIS COMPANY INCORPORATED                                                                               294,592
         13,624    BOWATER INCORPORATED                                                                                     329,428
          3,759    COMPANIA MANUFACTURERA DE PAPELES Y CARTONES SA                                                          121,269
         19,419    FRASER PAPERS INCORPORATED+                                                                               98,622
          6,300    INTERNATIONAL PAPER COMPANY                                                                              226,863
          6,716    KIMBERLY-CLARK CORPORATION                                                                               457,427
         16,058    MEADWESTVACO CORPORATION                                                                                 488,966
          3,464    NEENAH PAPER INCORPORATED                                                                                128,514
          9,000    NINE DRAGONS PAPER HOLDINGS LIMITED                                                                       18,661
             11    NIPPON PAPER GROUP INCORPORATED                                                                           42,361
            500    NORSKE SKOGINDUSTRIER ASA                                                                                  8,744
          6,254    OFFICEMAX INCORPORATED                                                                                   324,583
         14,000    OJI PAPER COMPANY LIMITED                                                                                 78,389
          6,913    PACKAGING CORPORATION OF AMERICA                                                                         169,369
         11,316    PACTIV CORPORATION+                                                                                      364,375
          9,927    POTLATCH CORPORATION                                                                                     448,700
          8,799    SAPPI LIMITED                                                                                            124,744
          8,430    SONOCO PRODUCTS COMPANY                                                                                  312,079
          3,200    STORA ENSO OYJ                                                                                            52,807
          3,900    SUZANO BAHIA SUL PAPER E CELULLOSE SA                                                                     39,910
          1,100    SVENSKA CELLULOSA AB                                                                                      57,092
          9,129    TEMPLE-INLAND INCORPORATED                                                                               545,914
          3,700    UPM-KYMMENE OYJ                                                                                           96,459

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
PAPER & ALLIED PRODUCTS (CONTINUED)
          2,800    VOTORANTIM CELULOSE E PAPEL SA                                                                   $        50,824
         11,636    WAUSAU PAPER CORPORATION                                                                                 168,373

                                                                                                                          5,049,065
                                                                                                                    ---------------

PERSONAL SERVICES - 0.24%
         26,511    H & R BLOCK INCORPORATED<<                                                                               577,410
         10,536    REGIS CORPORATION                                                                                        443,355
         76,743    SERVICE CORPORATION INTERNATIONAL                                                                        900,195
          3,238    WEIGHT WATCHERS INTERNATIONAL INCORPORATED<<                                                             152,996
          2,024    WORLEYPARSONS LIMITED                                                                                     43,695

                                                                                                                          2,117,651
                                                                                                                    ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 2.00%
          5,130    ASHLAND INCORPORATED                                                                                     336,425
          1,392    CALTEX AUSTRALIA LIMITED                                                                                  24,491
         32,966    CHEVRON CORPORATION                                                                                    2,261,797
         32,000    CHINA SHIPPING DEVELOPMENT COMPANY LIMITED CLASS H                                                        44,316
        340,000    CNOOC LIMITED                                                                                            274,158
         23,109    CONOCOPHILLIPS                                                                                         1,511,791
          2,629    ENI SPA                                                                                                   80,541
         88,322    EXXON MOBIL CORPORATION                                                                                6,330,921
        155,000    FORMOSA PETROCHEMICAL CORPORATION                                                                        323,171
          3,951    HESS CORPORATION                                                                                         209,601
         10,711    HOLLY CORPORATION                                                                                        594,139
          1,800    IMPERIAL OIL LIMITED                                                                                      64,253
             14    INPEX HOLDINGS INCORPORATED+                                                                             117,287
          5,113    MARATHON OIL CORPORATION                                                                                 463,954
         22,900    PETRONAS DAGANGAN BHD                                                                                     37,262
         20,659    POLISH OIL AND GAS+                                                                                       26,802
         11,294    POLSKI KONCERN NAFTOWY ORLEN SA                                                                          167,371
          4,745    ROYAL DUTCH SHELL COUPON+(A)                                                                                   0
         12,611    ROYAL DUTCH SHELL PLC ADR CLASS A                                                                        819,841
          6,607    ROYAL DUTCH SHELL PLC CLASS A                                                                            215,174
         23,543    ROYAL DUTCH SHELL PLC CLASS B                                                                            761,600
          3,058    S-OIL CORPORATION                                                                                        220,818
            608    SBM OFFSHORE NV+                                                                                          21,636
          1,032    SEADRILL LIMITED+                                                                                         15,953
          1,000    SHELL CANADA LIMITED+                                                                                     38,150
          5,600    SHELL REFINING COMPANY FEDERATION OF MALAYA BHD+                                                          16,306
          4,502    SK CORPORATION                                                                                           382,457
          4,400    STATOIL ASA                                                                                              112,282
          3,900    SUNCOR ENERGY INCORPORATED                                                                               276,561
          1,618    SUNOCO INCORPORATED                                                                                      104,393
          5,772    TESORO CORPORATION                                                                                       526,060
         85,700    THAI OIL PCL                                                                                             141,049
          7,000    TOHO GAS COMPANY LIMITED                                                                                  33,933
          8,851    VALERO ENERGY CORPORATION                                                                                510,260
          3,837    WD-40 COMPANY                                                                                            122,400
          6,317    WORLD FUEL SERVICES CORPORATION<<                                                                        284,897

                                                                                                                         17,472,050
                                                                                                                    ---------------

PHARMACEUTICALS - 0.02%
         12,709    SAVIENT PHARMACEUTICALS INCORPORATED+                                                                    172,080
                                                                                                                    ---------------

PIPELINES, EXCEPT NATURAL GAS - 0.01%
          3,600    TRANSCANADA CORPORATION                                                                                  114,808
                                                                                                                    ---------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
PRIMARY METAL INDUSTRIES - 1.89%
          4,000    ACESITA SA                                                                                      $        123,744
         14,000    AICHI STEEL CORPORATION                                                                                   92,577
          2,400    ALCAN INCORPORATED                                                                                       124,802
         12,665    ALCOA INCORPORATED                                                                                       423,138
          7,949    ALLEGHENY TECHNOLOGIES INCORPORATED<<                                                                    814,375
        142,000    ALUMINUM CORPORATION OF CHINA LIMITED                                                                    135,948
        110,000    ANGANG NEW STEEL COMPANY LIMITED                                                                         173,173
         15,347    ARCELOR BRASIL SA                                                                                        351,016
          1,700    ASAHI PRETEC CORPORATION                                                                                  39,697
          2,075    CAP SA                                                                                                    31,547
          5,807    CARPENTER TECHNOLOGY CORPORATION                                                                         688,420
          9,882    CHAPARRAL STEEL COMPANY                                                                                  492,420
        336,000    CHINA ORIENTAL GROUP COMPANY LIMITED                                                                     117,834
        350,000    CHINA STEEL CORPORATION                                                                                  387,709
        276,000    CHONGQING IRON & STEEL COMPANY LIMITED                                                                   102,091
          2,600    CHUBU STEEL PLATE COMPANY LIMITED                                                                         35,901
         53,000    CHUNG HUNG STEEL CORPORATION                                                                              29,275
          9,513    CIA SIDERURGICA NACIONAL SA                                                                              332,428
         10,135    CURTISS-WRIGHT CORPORATION                                                                               354,522
          2,370    DONGKUK STEEL MILL COMPANY LIMITED+                                                                       58,136
         23,000    FENG HSIN IRON & STEEL COMPANY                                                                            31,411
         11,806    GENERAL CABLE CORPORATION+<<                                                                             589,710
          8,551    GERDAU SA                                                                                                146,422
          2,000    GODO STEEL LIMITED                                                                                        11,435
          2,000    HITACHI METALS LIMITED                                                                                    23,664
          4,458    HUBBELL INCORPORATED CLASS B                                                                             215,321
         56,000    HUNAN NON-FERROUS METAL CORPORATION LIMITED+                                                              37,630
          1,820    HYUNDAI STEEL COMPANY                                                                                     64,165
            200    IPSCO INCORPORATED+                                                                                       21,768
         10,700    JFE HOLDINGS INCORPORATED                                                                                658,753
          2,375    KAISER ALUMINUM CORPORATION+                                                                             160,740
          5,773    KUBOTA CORPORATION                                                                                       287,149
          1,880    KUMBA RESOURCES LIMITED                                                                                   15,284
         24,000    KURIMOTO LIMITED                                                                                          68,508
          6,826    LONE STAR TECHNOLOGIES INCORPORATED+                                                                     324,440
        248,000    MAANSHAN IRON & STEEL COMPANY LIMITED                                                                    159,980
          1,700    MARUICHI STEEL TUBE LIMITED                                                                               53,982
          7,181    MATTHEWS INTERNATIONAL CORPORATION                                                                       287,312
          5,582    METALURGICA GERDAU SA                                                                                    117,931
         65,000    MIDAS HOLDINGS LIMITED                                                                                    57,812
      2,283,900    MILLENNIUM STEEL PCL+                                                                                     76,522
         10,000    MITSUBISHI STEEL MANUFACTURING COMPANY LIMITED                                                            52,192
          1,329    MITTAL STEEL COMPANY NV                                                                                   67,377
          7,070    MITTAL STEEL COMPANY NV ADR                                                                              358,431
          7,292    MITTAL STEEL SOUTH AFRICA LIMITED                                                                        109,370
          8,979    MUELLER INDUSTRIES INCORPORATED                                                                          267,574
         14,000    NAKAYAMA STEEL WORKS LIMITED                                                                              58,880
      5,418,300    NAKORNTHAI STRIP MILL PCL+                                                                                50,958
         19,000    NIPPON METAL INDUSTRY COMPANY LIMITED                                                                     94,350
        121,000    NIPPON STEEL CORPORATION                                                                                 822,608
         15,000    NSK LIMITED                                                                                              130,732
          3,974    NUCOR CORPORATION                                                                                        241,897
          8,506    ONESTEEL LIMITED                                                                                          33,643
            270    POLIMEX MOSTOSTAL SA+                                                                                     16,737
          3,346    POSCO                                                                                                  1,254,261
         11,617    PRECISION CASTPARTS CORPORATION                                                                        1,056,798

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
PRIMARY METAL INDUSTRIES (CONTINUED)
          3,252    RAUTARUUKKI OYJ                                                                                 $        148,902
          5,291    RTI INTERNATIONAL METALS INCORPORATED+                                                                   456,507
          9,000    SANYO SPECIAL STEEL COMPANY LIMITED+                                                                      69,622
         12,300    SHANGHAI ZHENHUA PORT MACHINERY COMPANY CLASS B                                                           18,708
         11,357    SMORGON STEEL GROUP LIMITED                                                                               17,091
          7,951    STEEL DYNAMICS INCORPORATED                                                                              300,071
          3,019    TENARIS SA                                                                                                68,637
          5,347    TEXAS INDUSTRIES INCORPORATED                                                                            423,536
          3,156    THYSSENKRUPP AG                                                                                          154,739
          4,000    TOPY INDUSTRIES LIMITED                                                                                   17,127
          6,667    TREDEGAR CORPORATION                                                                                     148,741
         21,000    TUNG HO STEEL ENTERPRISE CORPORATION+                                                                     22,944
         10,644    UNITED STATES STEEL CORPORATION                                                                          943,271
          2,709    USINAS SIDERURGICAS DE MINAS GERAIS SA                                                                   140,400
         17,560    WORTHINGTON INDUSTRIES<<                                                                                 349,795
          5,300    YAMATO KOGYO COMPANY LIMITED                                                                             167,849
         29,000    YODOGAWA STEEL WORKS LIMITED                                                                             192,256

                                                                                                                         16,574,696
                                                                                                                   ----------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.92%
         13,599    AMERICAN GREETINGS CORPORATION CLASS A                                                                   318,489
          9,012    BELO CORPORATION CLASS A                                                                                 167,984
          7,259    BOWNE & COMPANY INCORPORATED                                                                             112,732
          3,487    CAPITA GROUP PLC                                                                                          44,313
          9,741    CBS CORPORATION CLASS B                                                                                  295,639
         11,000    DAI NIPPON PRINTING COMPANY LIMITED                                                                      166,287
          4,200    DOW JONES & COMPANY INCORPORATED<<                                                                       151,452
            935    EMAP PLC                                                                                                  13,268
          7,381    EW SCRIPPS COMPANY CLASS A                                                                               334,728
          3,318    GANNETT COMPANY INCORPORATED                                                                             203,261
          2,909    HAYS PLC                                                                                                   8,456
            170    HEIDELBERGER DRUCKMASCHINEN AG                                                                             7,289
          1,756    IDEARC INCORPORATED                                                                                       59,704
          9,404    JOHN WILEY & SONS INCORPORATED                                                                           362,148
          4,000    KOMORI CORPORATION                                                                                        86,479
          9,519    LEE ENTERPRISES INCORPORATED                                                                             303,275
          7,914    MCGRAW-HILL COMPANIES INCORPORATED                                                                       511,324
          8,829    MEREDITH CORPORATION                                                                                     516,232
         15,413    NASPERS LIMITED                                                                                          365,606
         12,168    NEW YORK TIMES COMPANY CLASS A<<                                                                         300,915
          4,844    PEARSON PLC                                                                                               75,163
          6,031    PUBLISHING & BROADCASTING LIMITED                                                                         91,377
            276    RANDSTAD HOLDINGS NV                                                                                      19,340
         24,759    READER'S DIGEST ASSOCIATION INCORPORATED                                                                 420,160
          8,983    REED ELSEVIER PLC                                                                                        104,716
          6,317    RH DONNELLEY CORPORATION+                                                                                451,981
         19,329    RR DONNELLEY & SONS COMPANY                                                                              699,323
          8,253    SCHOLASTIC CORPORATION+                                                                                  287,122
          2,062    SERCO GROUP PLC                                                                                           17,284
          3,861    SEVEN NETWORK LIMITED                                                                                     35,318
         22,000    SINGAPORE PRESS HOLDINGS LIMITED                                                                          63,305
         10,716    SUN-TIMES MEDIA GROUP INCORPORATED CLASS A                                                                42,757
          1,000    THOMSON CORPORATION                                                                                       40,313
         10,000    TOPPAN PRINTING COMPANY LIMITED                                                                          101,089
          2,000    TRIBUNE COMPANY                                                                                           60,060
         11,575    VALASSIS COMMUNICATIONS INCORPORATED+<<                                                                  192,608

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                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES (CONTINUED)
            743    VEDIOR NV                                                                                       $         16,214
         13,865    VIACOM INCORPORATED CLASS B+<<                                                                           541,290
            525    WASHINGTON POST COMPANY CLASS B                                                                          402,150
          3,258    WEST AUSTRALIAN NEWSPAPERS HOLDINGS LIMITED                                                               37,221
          1,749    WOLTERS KLUWER NV                                                                                         52,933
            700    YELLOW PAGES INCOME FUND                                                                                   8,068

                                                                                                                          8,089,373
                                                                                                                   ----------------
RAILROAD TRANSPORTATION - 0.39%
         78,069    ALL AMERICA LATINA LOGISTICA+                                                                            168,619
          4,500    CANADIAN NATIONAL RAILWAY COMPANY                                                                        196,606
            900    CANADIAN PACIFIC RAILWAY LIMITED+                                                                         48,055
             38    CENTRAL JAPAN RAILWAY COMPANY                                                                            455,705
             73    EAST JAPAN RAILWAY COMPANY                                                                               559,784
        170,000    GUANGSHEN RAILWAY COMPANY LIMITED                                                                        106,835
         26,000    HANKYU HOLDINGS INCORPORATED                                                                             174,124
         19,431    KANSAS CITY SOUTHERN+<<                                                                                  622,569
          7,000    KEIHAN ELECTRIC RAILWAY COMPANY LIMITED                                                                   31,450
          6,000    KEIHIN ELECTRIC EXPRESS RAILWAY COMPANY LIMITED                                                           49,202
          7,000    KEIO CORPORATION                                                                                          49,303
          2,000    KEISEI ELECTRIC RAILWAY COMPANY LIMITED                                                                   13,732
         27,000    KINTETSU CORPORATION                                                                                      88,928
         20,151    MTR CORPORATION LIMITED                                                                                   53,260
          9,000    NAGOYA RAILROAD COMPANY LIMITED                                                                           30,099
          7,000    ODAKYU ELECTRIC RAILWAY COMPANY LIMITED                                                                   52,436
         16,000    TOBU RAILWAY COMPANY LIMITED                                                                              82,831
          3,855    UNION PACIFIC CORPORATION                                                                                380,219
         85,000    WAN HAI LINES LIMITED                                                                                     55,850
             39    WEST JAPAN RAILWAY COMPANY                                                                               184,444

                                                                                                                          3,404,051
                                                                                                                   ----------------
REAL ESTATE - 1.01%
         18,546    ALLAN GRAY PROPERTY TRUST+                                                                                16,417
         10,992    AMFIRST REAL ESTATE INVESTMENT TRUST+                                                                      2,824
      1,127,500    ASIAN PAC HOLDINGS BHD+                                                                                   90,123
            200    ATRIUM COMPANY LIMITED                                                                                     6,047
        102,100    BANDAR RAYA DEVELOPMENTS BHD                                                                              48,092
          6,185    BRITISH LAND COMPANY PLC                                                                                 182,101
         78,802    BUNNINGS WAREHOUSE PROPERTY TRUST                                                                        132,868
         25,000    CAPITALAND LIMITED                                                                                       114,446
         55,000    CATHAY REAL ESTATE DEVELOPMENT COMPANY LIMITED+                                                           37,223
         16,930    CB RICHARD ELLIS GROUP INCORPORATED CLASS A+<<                                                           564,108
         13,513    CENTRO PROPERTIES GROUP                                                                                  104,659
         47,452    CFS RETAIL PROPERTY TRUST                                                                                 89,730
          5,198    CHARTER HALL GROUP+                                                                                       11,549
         25,000    CHEUNG KONG HOLDINGS LIMITED                                                                             306,380
         48,000    CHINA OVERSEAS LAND & INVESTMENT LIMITED                                                                  48,412
          8,800    CHINA VANKE COMPANY LIMITED CLASS B                                                                       14,642
          6,000    CITY DEVELOPMENTS LIMITED+                                                                                52,972
        114,317    COMMONWEALTH PROPERTY OFFICE FUND                                                                        124,297
          7,236    CYRELA BRAZIL REALTY SA                                                                                   67,224
          2,300    DAITO TRUST CONSTRUCTION COMPANY LIMITED                                                                 111,494
         43,834    DB RREEF TRUST                                                                                            60,267
            461    ECHO INVESTMENT+                                                                                          15,553
          5,365    FOREST CITY ENTERPRISES INCORPORATED                                                                     331,450
          1,737    GAFISA SA+                                                                                                25,295

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
REAL ESTATE (CONTINUED)
            310    GOLDCREST COMPANY LIMITED                                                                       $         17,881
        273,900    GOLDEN LAND PROPERTY PCL+                                                                                 49,910
         30,616    GPT GROUP                                                                                                121,818
         10,000    GREAT EAGLE HOLDINGS LIMITED                                                                              35,006
         27,300    GUANGZHOU R&F PROPERTIES+                                                                                 49,967
          1,616    HAMMERSON PLC                                                                                             48,785
          9,000    HANG LUNG GROUP LIMITED                                                                                   29,489
         33,000    HANG LUNG PROPERTIES LIMITED                                                                              87,220
          7,000    HENDERSON LAND DEVELOPMENT COMPANY LIMITED                                                                39,690
         17,000    HONGKONG LAND HOLDINGS LIMITED+                                                                           73,780
         30,000    HOPEWELL HOLDINGS                                                                                        115,385
         56,200    IGB CORPORATION BHD                                                                                       35,295
          1,180    IMMOEAST IMMOBILIEN ANLAGEN AG+                                                                           17,489
          2,534    IMMOFINANZ IMMOBILIEN ANLAGEN AG+                                                                         38,530
         16,209    ING INDUSTRIAL FUND                                                                                       30,395
         24,988    ING OFFICE FUND                                                                                           30,910
         90,407    INVESTA PROPERTY GROUP                                                                                   168,819
            376    IVG IMMOBILIEN AG                                                                                         16,778
            300    JOINT CORPORATION                                                                                         12,060
          3,293    JONES LANG LASALLE INCORPORATED                                                                          348,564
          6,000    KEPPEL LAND LIMITED                                                                                       33,353
          3,500    KERRY PROPERTIES LIMITED                                                                                  17,381
            100    KLEPIERRE                                                                                                 19,718
          3,185    LAND SECURITIES GROUP PLC                                                                                128,744
          4,792    LEND LEASE CORPORATION LIMITED                                                                            68,150
          1,800    LEOPALACE21 CORPORATION                                                                                   57,005
          1,574    LIBERTY INTERNATIONAL PLC                                                                                 37,470
        119,205    MACQUAIRE OFFICE TRUST                                                                                   150,274
         30,785    MACQUARIE COUNTRYWIDE TRUST                                                                               51,664
         22,158    MACQUARIE GOODMAN GROUP                                                                                  125,001
         12,827    MACQUARIE PROLOGIS TRUST                                                                                  13,694
          1,274    MEINL EUROPEAN LAND LIMITED+                                                                              34,478
          5,282    MERITAGE CORPORATION+<<                                                                                  204,678
             55    METROVACESA SA                                                                                             6,372
         24,000    MIDLAND HOLDINGS LIMITED                                                                                  14,560
         42,023    MIRVAC GROUP                                                                                             187,402
         24,000    MITSUBISHI ESTATE COMPANY LIMITED                                                                        747,910
         15,000    MITSUI FUDOSAN COMPANY LIMITED                                                                           414,239
         60,000    NEO-CHINA GROUP HOLDINGS LIMTIED                                                                           7,603
         13,077    NEW CENTURY FINANCIAL CORPORATION<<                                                                      200,078
             40    NTT URBAN DEVELOPMENT CORPORATION+                                                                        90,533
            134    PSP SWISS PROPERTY AG                                                                                      7,625
         22,249    PUTRAJAYA PERDANA BHD+                                                                                    11,623
            661    SACYR VALLEHERMOSO SA                                                                                     35,951
         17,000    SHIMAO PROPERTY HOLDING LIMITED+                                                                          27,285
          4,000    SHUN TAK HOLDINGS LIMITED                                                                                  5,929
         20,000    SINO LAND COMPANY                                                                                         45,975
          2,500    SLOUGH ESTATES PLC                                                                                        36,508
         91,000    SM PRIME HOLDINGS INCORPORATED                                                                            20,625
         15,300    SP SETIA BHD                                                                                              27,953
         22,791    STEWART ENTERPRISES INCORPORATED                                                                         180,277
         34,919    STOCKLAND                                                                                                237,434
             40    SUMITOMO REAL ESTATE SALES COMPANY LIMITED                                                                 3,385
          8,000    SUMITOMO REALTY & DEVELOPMENT COMPANY LIMITED                                                            318,892
          6,000    SUN HUNG KAI PROPERTIES LIMITED                                                                           70,997
            200    SURUGA CORPORATION                                                                                        14,847

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
REAL ESTATE (CONTINUED)
          7,394    SYCOM PROPERTY FUND                                                                             $         20,832
        494,133    THE ERAWAN GROUP PCL                                                                                      53,153
          6,765    THE ST JOE COMPANY<<                                                                                     376,405
          8,000    TOKYU LAND CORPORATION                                                                                    95,195
          4,500    TOWA REAL ESTATE DEVELOPMENT COMPANY LIMITED+                                                             24,626
            306    UNIBAIL                                                                                                   88,496
          4,800    URBAN CORPORATION                                                                                         78,237
         30,183    WESTFIELD GROUP                                                                                          517,239
         17,000    WHEELOCK AND COMPANY+                                                                                     35,902
          7,000    WING TAI HOLDINGS LIMITED                                                                                 12,726
              2    ZEPHYR COMPANY LIMITED                                                                                     4,966

                                                                                                                          8,889,334
                                                                                                                   ----------------
REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.56%
         31,355    AMERICAN FINANCIAL REALTY TRUST                                                                          348,041
         23,556    BRANDYWINE REALTY TRUST<<                                                                                839,771
            341    CALLOWAY REAL ESTATE INVESTMENT TRUST                                                                      8,251
         18,019    CAPITAMALL TRUST                                                                                          41,244
            291    CORIO NV                                                                                                  27,053
          4,703    FEDERAL REALTY INVESTMENT TRUST                                                                          425,574
         18,451    HEALTH CARE REIT INCORPORATED<<                                                                          826,789
         12,611    HEALTHCARE REALTY TRUST INCORPORATED                                                                     488,550
              9    JAPAN PRIME REALTY INVESTMENT CORPORATION                                                                 37,015
              5    JAPAN REAL ESTATE INVESTMENT CORPORATION+                                                                 61,228
              4    JAPAN RETAIL FUND INVESTMENT CORPORATION                                                                  37,159
          5,000    K-REIT ASIA                                                                                               10,594
         16,541    LEXINGTON CORPORATE PROPERTIES TRUST<<                                                                   339,918
        125,000    MACQUARIE MEAG PRIME REIT                                                                                 93,192
          8,869    NEW PLAN EXCEL REALTY TRUST                                                                              296,136
              9    NIPPON BUILDING FUND INCORPORATED+                                                                       130,732
              2    NOMURA REAL ESTATE OFFICE FUND                                                                            23,647
          8,983    PENNSYLVANIA REIT                                                                                        387,706
            609    RODAMCO EUROPE NV                                                                                         83,928
         18,500    THE LINK REIT                                                                                             43,237
         11,410    UNITED DOMINION REALTY TRUST INCORPORATED                                                                372,537
             59    WERELDHAVE NV                                                                                              7,848

                                                                                                                          4,930,150
                                                                                                                   ----------------
RECREATION - 0.00%
             27    NET SERVICOS DE COMUNICACAO SA+                                                                              344
                                                                                                                   ----------------
RETAIL DEPARTMENT STORES - 0.08%
          3,200    EDION CORPORATION                                                                                         46,023
         10,578    MEN'S WEARHOUSE INCORPORATED<<                                                                           468,394
         14,500    PARKSON RETAIL GROUP LIMITED                                                                              87,598
        188,400    ROBINSON DEPARTMENT STORE PCL+                                                                            54,540

                                                                                                                            656,555
                                                                                                                   ----------------
RETAIL, TRADE & SERVICES - 0.02%
          8,472    STRIDE RITE CORPORATION                                                                                  136,823
                                                                                                                   ----------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.43%
          5,833    A SCHULMAN INCORPORATED                                                                                  123,018
         12,354    AMCOR LIMITED                                                                                             70,959
         21,000    BANDO CHEMICAL INDUSTRIES LIMITED                                                                        108,361
          7,323    BRIDGESTONE CORPORATION<<                                                                                307,790
         36,000    CHENG SHIN RUBBER INDUSTRY COMPANY LIMITED+                                                               35,181
          2,647    COMPAGNIE GENERALE DES ESTABLISSEMENTS MICHELIN CLASS B                                                  275,398

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                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS (CONTINUED)
          1,264    CONTINENTAL AG                                                                                  $        157,753
         15,867    COOPER TIRE & RUBBER COMPANY<<                                                                           233,880
         40,642    GOODYEAR TIRE & RUBBER COMPANY+                                                                        1,000,606
          4,510    HANKOOK TIRE COMPANY LIMITED                                                                              73,754
         14,766    JARDEN CORPORATION+<<                                                                                    540,879
          6,815    SEALED AIR CORPORATION                                                                                   439,159
         14,842    TUPPERWARE BRANDS CORPORATION<<                                                                          347,451
         15,000    YOKOHAMA RUBBER COMPANY LIMITED                                                                           92,855

                                                                                                                          3,807,044
                                                                                                                   ----------------
SCHOOLS - 0.01%
          8,585    ABC LEARNING CENTRES LIMITED                                                                              46,266
                                                                                                                   ----------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.97%
          6,804    AG EDWARDS INCORPORATED                                                                                  436,885
         10,830    ALEXANDER FORBES LIMITED                                                                                  24,641
          4,333    ALLCO FINANCE GROUP LIMITED                                                                               35,676
          3,187    AMERIPRISE FINANCIAL INCORPORATED                                                                        186,312
          3,710    BABCOCK & BROWN LIMITED                                                                                   74,831
          1,608    BEAR STEARNS COMPANIES INCORPORATED                                                                      244,802
          1,211    BLACKROCK INCORPORATED NEW YORK SHARES                                                                   192,597
         10,100    BURSA MALAYSIA BHD                                                                                        30,851
         58,000    CAPITAL SECURITIES CORPORATION+                                                                           27,108
         23,390    CHARLES SCHWAB CORPORATION                                                                               432,247
            703    CHICAGO MERCANTILE EXCHANGE                                                                              379,008
          9,953    CREDIT SUISSE GROUP                                                                                      689,245
          4,830    DAEWOO SECURITIES COMPANY LIMITED                                                                         89,245
          1,910    DAISHIN SECURITIES COMPANY LIMITED                                                                        43,912
            727    DEUTSCHE BOERSE AG                                                                                       145,619
         36,687    E*TRADE FINANCIAL CORPORATION+                                                                           847,103
         10,813    EATON VANCE CORPORATION                                                                                  375,103
        251,263    ECM LIBRA AVENUE BHD                                                                                      64,197
          8,384    FEDERATED INVESTORS INCORPORATED CLASS B                                                                 299,896
          3,640    FRANKLIN RESOURCES INCORPORATED                                                                          427,300
         36,816    FRIEDMAN BILLINGS RAMSEY GROUP INCORPORATED CLASS A                                                      249,612
         64,000    FUHWA FINANCIAL HOLDINGS COMPANY LIMITED                                                                  31,077
          5,543    GOLDMAN SACHS GROUP INCORPORATED                                                                       1,117,469
         79,032    GRUPO FINANCIERO BANORTE SA DE CV                                                                        306,523
        110,509    GRUPO FINANCIERO INBURSA SA DE CV                                                                        199,950
          1,000    GUOCO GROUP LIMITED                                                                                       13,490
          2,330    HYUNDAI SECURITIES COMPANY                                                                                32,042
            600    IGM FINANCIAL INCORPORATED+                                                                               25,983
          6,331    INVESTEC LIMITED+                                                                                         74,869
          9,944    INVESTMENT TECHNOLOGY GROUP INCORPORATED+                                                                407,008
         86,600    KIM ENG SECURITIES THAILAND PCL                                                                           41,232
          4,103    KINNEVIK INVESTMENT AB                                                                                    71,131
         26,818    KNIGHT CAPITAL GROUP INCORPORATED+                                                                       423,993
         13,867    LABRANCHE & COMPANY INCORPORATED+<<                                                                      120,227
         11,473    LAZARD LIMITED                                                                                           590,745
          2,873    LEGG MASON INCORPORATED                                                                                  295,172
          7,977    LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                    584,714
         13,242    MERRILL LYNCH & COMPANY INCORPORATED                                                                   1,108,091
            684    MIRAE ASSET SECURITIES COMPANY LIMITED+                                                                   49,392
          3,000    MITSUBISHI UFJ SECURITIES COMPANY LIMITED                                                                 35,850
         14,452    MORGAN STANLEY                                                                                         1,082,744
          8,348    NASDAQ STOCK MARKET INCORPORATED+                                                                        249,856
          4,600    NOMURA HOLDINGS INCORPORATED                                                                             100,034

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                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (CONTINUED)
         30,500    NOMURA HOLDINGS INCORPORATED ADR                                                                 $       657,580
          7,150    NUVEEN INVESTMENTS CLASS A                                                                               348,134
          1,220    NYSE GROUP INCORPORATED+<<                                                                               103,578
             12    PACIFIC MANAGEMENT CORPORATION                                                                            25,538
         78,000    POLARIS SECURITIES COMPANY LIMITED                                                                        36,929
         47,000    PRESIDENT SECURITIES CORPORATION                                                                          26,388
              2    RISA PARTNERS INCORPORATED                                                                                10,962
          2,470    SAMSUNG SECURITIES COMPANY LIMITED                                                                       137,703
          6,479    SEI INVESTMENTS COMPANY                                                                                  391,656
          5,000    SHINKO SECURITIES COMPANY LIMITED                                                                         26,560
         22,900    SUMITOMO CORPORATION                                                                                     411,933
          6,192    SWS GROUP INCORPORATED                                                                                   163,221
         22,736    T. ROWE PRICE GROUP INCORPORATED                                                                       1,058,588
        411,900    TA ENTERPRISES BHD                                                                                       198,719
          5,425    TD AMERITRADE HOLDING CORPORATION+                                                                        86,800
          4,400    TONG YANG INVESTMENT BANK+                                                                                48,593
            200    TSX GROUP INCORPORATED                                                                                     8,353
         16,416    UBS AG                                                                                                   973,134
          7,217    WADDELL & REED FINANCIAL INCORPORATED                                                                    175,950
          5,530    WOORI INVESTMENT & SECURITIES COMPANY LIMITED                                                            123,320

                                                                                                                         17,271,421
                                                                                                                    ---------------
SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED - 0.04%
          5,852    ASML HOLDING NV+                                                                                         144,120
          5,427    CABOT MICROELECTRONICS CORPORATION+<<                                                                    177,626

                                                                                                                            321,746
                                                                                                                    ---------------
SEMICONDUCTORS - 0.28%
        105,000    SILICONWARE PRECISION INDUSTRIES COMPANY                                                                 190,880
        829,000    TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED                                                     1,743,542
        790,000    UNITED MICROELECTRONICS CORPORATION+                                                                     484,310

                                                                                                                          2,418,732
                                                                                                                    ---------------
SOCIAL SERVICES - 0.04%
          8,824    ABB LIMITED ADR+                                                                                         147,714
          1,398    ABERTIS INFRAESTRUCTURAS SA                                                                               39,887
          1,616    AUTOSTRADE SPA                                                                                            48,758
          1,267    BRISA-AUTO ESTRADAS DE PORTUGAL SA                                                                        16,448
         12,140    GROUP 4 SECURICOR PLC                                                                                     44,053
         12,614    TRANSURBAN GROUP                                                                                          75,036

                                                                                                                            371,896
                                                                                                                    ---------------
STEEL PRODUCERS, PRODUCTS - 0.06%
      3,236,500    G STEEL PCL                                                                                               88,463
        255,599    MELEWAR INDUSTRIAL GROUP BHD                                                                              75,155
        279,700    ORNASTEEL HOLDINGS BHD                                                                                    96,613
          1,009    SALZGITTER AG                                                                                            124,673
      3,799,300    THAINOX STAINLESS PCL                                                                                    139,578

                                                                                                                            524,482
                                                                                                                    ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.62%
         73,000    ASIA CEMENT CORPORATION                                                                                   74,551
          6,133    BORAL LIMITED                                                                                             40,590
        298,266    CEMEX SAB DE CV                                                                                        1,016,020
         15,800    CHINA INTERNATIONAL MARINE CONTAINERS COMPANY LIMITED CLASS B                                             33,994
          4,000    CHOFU SEISAKUSHO COMPANY LIMITED                                                                          89,182
          5,200    CLEANUP CORPORATION                                                                                       48,834

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
STONE, CLAY, GLASS & CONCRETE PRODUCTS (CONTINUED)
          2,738    COMPAGNIE DE SAINT-GOBAIN                                                                        $       255,082
         10,191    CONSOL LIMITED                                                                                            26,852
         35,076    CORNING INCORPORATED                                                                                     723,618
         36,708    CORP MOCTEZUMA SA DE CV+                                                                                  98,640
          4,661    CRH PLC                                                                                                  194,604
        101,100    DYNASTY CERAMIC PCL                                                                                       39,816
         11,120    EAGLE MATERIALS INCORPORATED                                                                             515,078
         49,000    GOLDSUN DEVELOPMENT & CONSTRUCTION COMPANY LIMITED+                                                       28,850
         13,617    GRUPO CEMENTOS DE CHIHUAHUA SA DE CV                                                                      64,644
          4,816    HANSON PLC                                                                                                76,951
          1,174    HANSON PLC ADR                                                                                            94,155
             86    IMERYS SA                                                                                                  7,673
          4,766    JAMES HARDIE INDUSTRIES NV                                                                                35,749
        165,840    KIAN JOO CAN FACTORY BHD                                                                                  56,337
          1,160    LAFARGE SA                                                                                               173,541
          2,000    NIHON YAMAMURA GLASS COMPANY LIMITED                                                                       5,929
         12,036    OWENS-ILLINOIS INCORPORATED+                                                                             285,975
            394    PRETORIA PORTLAND CEMENT COMPANY LIMITED                                                                  22,936
         17,662    REXAM PLC                                                                                                174,840
         14,162    RINKER GROUP LIMITED                                                                                     208,435
         44,300    SIAM CEMENT PCL                                                                                          302,060
              6    SIKA AG                                                                                                   10,067
         10,000    TAIHEIYO CEMENT CORPORATION                                                                               43,915
        100,000    TAIWAN CEMENT CORPPORATION                                                                                83,915
         68,000    TAIWAN GLASS INDUSTRIAL CORPORATION                                                                       56,443
            170    TITAN CEMENT COMPANY SA                                                                                    9,723
          3,500    TOYO SEIKAN KAISHA LIMITED                                                                                68,280
        105,500    UNITED TRACTORS TBK PT                                                                                    80,296
          6,875    USG CORPORATION+<<                                                                                       372,556
        331,800    VANACHAI GROUP PCL                                                                                        44,858

                                                                                                                          5,464,989
                                                                                                                    ---------------
TELECOMMUNICATIONS - 0.03%
          3,084    FIRST QUANTUM MINERALS LIMITED<<                                                                         179,180
         58,000    HUTCHISON TELECOMMUNICATIONS INTERNATIONAL LIMITED+                                                      121,003

                                                                                                                            300,183
                                                                                                                    ---------------
TEXTILE MILL PRODUCTS - 0.11%
        137,000    FAR EASTERN TEXTILE COMPANY LIMITED                                                                      117,666
         43,000    FORMOSA TAFFETA COMPANY LIMITED+                                                                          33,930
            200    GILDAN ACTIVEWEAR INCORPORATED+                                                                           10,356
         13,000    KABLIN SA                                                                                                 31,450
          5,000    KURARAY COMPANY LIMITED                                                                                   54,641
          7,000    MITSUBISHI RAYON COMPANY LIMITED                                                                          46,170
          1,000    NISSHINBO INDUSTRIES INCORPORATED                                                                         13,175
         13,000    TEIJIN LIMITED                                                                                            70,703
         22,000    TORAY INDUSTRIES INCORPORATED                                                                            158,855
          6,000    TOYOBO COMPANY LIMITED                                                                                    19,204
         14,361    WOLVERINE WORLD WIDE INCORPORATED                                                                        398,518

                                                                                                                            954,668
                                                                                                                    ---------------
TOBACCO PRODUCTS - 0.65%
          1,825    ALTADIS SA                                                                                                92,595
         31,054    ALTRIA GROUP INCORPORATED                                                                              2,617,231
          4,500    BRITISH AMERICAN TOBACCO MALAYSIA BHD                                                                     57,165
         13,015    BRITISH AMERICAN TOBACCO PLC                                                                             395,974
          4,674    GALLAHER GROUP PLC                                                                                       103,463

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                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
TOBACCO PRODUCTS (CONTINUED)
          6,305    IMPERIAL TOBACCO GROUP PLC                                                                       $       262,538
             82    JAPAN TOBACCO INCORPORATED                                                                               374,647
         57,000    PT GUDANG GARAM TBK                                                                                       67,727
          2,493    REYNOLDS AMERICAN INCORPORATED<<                                                                         152,198
          1,800    SOUZA CRUZ SA                                                                                             32,681
          1,500    SWEDISH MATCH AB                                                                                          25,951
        394,000    TELEKOMUNIKASI INDONESIA TBK PT                                                                          384,011
          6,252    UNIVERSAL CORPORATION                                                                                    329,293
         14,464    UST INCORPORATED                                                                                         839,780

                                                                                                                          5,735,254
                                                                                                                    ---------------
TRANSPORTATION BY AIR - 0.52%
            200    ACE AVIATION HOLDINGS INCORPORATED+                                                                        6,190
         79,900    AIR CHINA HONG KONG                                                                                       59,825
          1,018    AIR FRANCE-KLM                                                                                            44,187
         53,200    AIRPORTS OF THAILAND PCL                                                                                  94,595
         22,155    AIRTRAN HOLDINGS INCORPORATED+<<                                                                         230,855
         32,900    ALITALIA SPA+                                                                                             42,319
          6,000    ALL NIPPON AIRWAYS COMPANY LIMITED                                                                        23,461
            502    ARRIVA PLC                                                                                                 7,079
         27,779    BAE SYSTEMS PLC                                                                                          237,753
          6,732    BRITISH AIRWAYS PLC+                                                                                      70,939
          8,000    CATHAY PACIFIC AIRWAYS LIMITED+                                                                           19,946
         53,000    CHINA AIRLINES                                                                                            24,851
          4,893    COBHAM PLC                                                                                                19,077
         23,119    CONTINENTAL AIRLINES INCORPORATED CLASS B+<<                                                             915,512
          1,296    DEUTSCHE LUFTHANSA AG                                                                                     35,090
          7,735    EGL INCORPORATED+                                                                                        272,349
          2,499    EUROPEAN AERONAUTIC DEFENCE & SPACE COMPANY                                                               85,685
        128,000    EVA AIRWAYS CORPORATION                                                                                   54,968
          6,391    FEDEX CORPORATION                                                                                        729,724
          1,623    FINMECCANICA SPA+                                                                                         47,939
          2,399    GOL-LINHAS AEREAS INTELIGENTES SA                                                                         68,672
          9,500    GRUPO AEROPORTUARIO DEL CLASS B+                                                                          39,534
         24,125    JAPAN AIR LINES CORPORATION+                                                                              53,380
         13,415    JETBLUE AIRWAYS CORPORATION+<<                                                                           165,139
          1,500    KOREAN AIR LINES COMPANY LIMITED                                                                          53,281
          2,634    LAN AIRLINES SA                                                                                           36,090
        110,700    MALAYSIAN AIRLINE SYSTEM BHD                                                                             175,388
          1,243    MEGGITT PLC                                                                                                8,203
         33,414    QANTAS AIRWAYS LIMITED                                                                                   135,583
         31,852    RYANAIR HOLDINGS PLC+                                                                                    242,791
         16,300    SOUTHWEST AIRLINES COMPANY                                                                               246,619
          2,190    TAM SA                                                                                                    64,342
         76,300    THAI AIRWAYS INTERNATIONAL PCL                                                                            94,744
            399    THALES SA                                                                                                 20,561
          4,845    TUI AG                                                                                                   113,037
            123    ZODIAC SA                                                                                                  8,366

                                                                                                                          4,548,074
                                                                                                                    ---------------
TRANSPORTATION EQUIPMENT - 2.05%
        123,000    AAPICO HITECH PCL                                                                                         56,755
          7,539    AAR CORPORATION+                                                                                         219,460
          5,900    AISIN SEIKI COMPANY LIMITED                                                                              203,792
         10,567    AMERICAN AXLE & MANUFACTURING HOLDINGS                                                                   259,209
         16,478    ARVIN INDUSTRIES INCORPORATED<<                                                                          300,888

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
TRANSPORTATION EQUIPMENT (CONTINUED)
            149    BAYERISCHE MOTOREN WERKE AG                                                                      $         8,676
         15,615    BOEING COMPANY                                                                                         1,362,721
          6,200    BOMBARDIER INCORPORATED CLASS B+                                                                          24,172
          8,000    BOSCH CORPORATION                                                                                         39,456
          8,841    BRUNSWICK CORPORATION<<                                                                                  288,659
          7,000    CALSONIC KANSEI CORPORATION                                                                               36,357
         30,000    CHINA MOTOR COMPANY LIMITED+                                                                              28,816
         11,940    CLARCOR INCORPORATED                                                                                     370,021
         25,492    COATES HIRE LIMITED                                                                                      100,827
          2,000    DAIHATSU MOTOR COMPANY LIMITED                                                                            20,015
          8,193    DAIMLERCHRYSLER AG                                                                                       557,396
          8,800    DENSO CORPORATION                                                                                        342,606
         38,000    DENWAY MOTORS LIMITED                                                                                     15,077
         60,000    DONGFENG MOTOR CORPORATION+                                                                               35,249
          4,584    FIAT SPA+                                                                                                108,707
         26,300    FORD MOTOR COMPANY+<<                                                                                    208,296
          4,848    GENERAL DYNAMICS CORPORATION                                                                             370,678
          7,102    GENERAL MOTORS CORPORATION<<                                                                             226,696
         15,179    GENUINE PARTS COMPANY                                                                                    739,217
            115    GEORG FISCHER AG                                                                                          74,541
          3,212    GKN PLC                                                                                                   21,702
         11,089    GOODRICH CORPORATION                                                                                     543,915
            899    GUD HOLDINGS LIMITED                                                                                       5,525
          5,883    HARLEY-DAVIDSON INCORPORATED                                                                             387,690
          3,377    HARSCO CORPORATION                                                                                       289,747
         16,000    HINO MOTORS LIMITED                                                                                       88,776
         26,400    HONDA MOTOR COMPANY LIMITED                                                                              985,457
          7,025    HONDA MOTOR COMPANY LIMITED ADR                                                                          260,838
         10,943    HONEYWELL INTERNATIONAL INCORPORATED                                                                     508,193
            527    HYUNDAI MIPO DOCKYARD COMPANY LIMITED                                                                     85,623
          2,450    HYUNDAI MOBIS                                                                                            202,931
          5,690    HYUNDAI MOTOR COMPANY LIMITED                                                                            416,916
         15,000    ISUZU MOTORS LIMITED                                                                                      77,781
         15,884    ITT CORPORATION                                                                                          940,650
          2,000    JAPAN AVIATION ELECTRONICS INDUSTRY LIMITED                                                               25,386
          2,862    JOHNSON CONTROLS INCORPORATED                                                                            268,456
          8,500    JTEKT CORPORATION                                                                                        150,030
          2,100    KEIHIN CORPORATION                                                                                        50,545
         10,340    KIA MOTORS CORPORATION                                                                                   133,409
         25,000    KING YUAN ELECTRONICS COMPANY LIMITED                                                                     20,258
          4,000    KOITO MANUFACTURING COMPANY LIMITED                                                                       57,191
         17,680    LEAR CORPORATION+                                                                                        652,746
            769    LOCALIZA RENT A CAR                                                                                       20,341
          7,580    LOCKHEED MARTIN CORPORATION                                                                              737,382
            600    MAGNA INTERNATIONAL INCORPORATED CLASS A+                                                                 43,974
         41,132    MARCOPOLO SA                                                                                             118,324
         13,000    MAZDA MOTOR CORPORATION                                                                                   76,632
         56,000    MITSUBISHI MOTORS CORPORATION+                                                                            90,330
         24,000    MITSUI ENGINEERING & SHIPBUILDING COMPANY LIMITED                                                         96,073
          6,732    MONACO COACH CORPORATION                                                                                 108,453
            157    MTU AERO ENGINES HOLDINGS                                                                                  8,228
          5,677    NAVISTAR INTERNATIONAL CORPORATION+                                                                      230,202
          5,000    NGK SPARK PLUG COMPANY LIMITED                                                                            94,798
          6,000    NHK SPRING COMPANY LIMITED                                                                                61,414
         10,000    NISSAN DIESEL MOTOR COMPANY LIMITED                                                                       45,351
          6,000    NISSAN SHATAI COMPANY LIMITED                                                                             30,960

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                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
TRANSPORTATION EQUIPMENT (CONTINUED)
          3,300    NOK CORPORATION                                                                                  $        56,435
          4,697    NORTHROP GRUMMAN CORPORATION                                                                             337,479
          6,297    OSHKOSH TRUCK CORPORATION                                                                                337,834
          8,028    PIRELLI & COMPANY SPA                                                                                      8,977
             63    PORSCHE AG                                                                                                82,651
         12,700    PROTON HOLDINGS BHD+                                                                                      26,103
          1,455    RENAULT SA                                                                                               173,080
            730    SCANIA AB CLASS B                                                                                         53,962
          8,000    SEMBCORP MARINE LIMITED                                                                                   18,207
         11,000    SHINMAYWA INDUSTRIES LIMITED                                                                              59,733
          4,440    STX SHIPBUILDING COMPANY LIMITED+                                                                         89,111
          6,900    SUMITOMO RUBBER INDUSTRIES                                                                                82,164
          6,741    SUPERIOR INDUSTRIES INTERNATIONAL INCORPORATED<<                                                         144,594
          7,200    SUZUKI MOTOR CORPORATION                                                                                 197,618
            700    TACHI-S COMPANY LIMITED                                                                                    6,349
         13,600    THAI STANLEY ELECTRIC PCL                                                                                 53,161
          3,099    THOR INDUSTRIES INCORPORATED                                                                             129,662
         34,985    TIGER WHEELS LIMITED                                                                                      75,486
          2,400    TOYODA GOSEI COMPANY LIMITED                                                                              54,320
          5,200    TOYOTA AUTO BODY COMPANY LIMITED                                                                         100,346
          4,300    TOYOTA BOSHOKU CORPORATION                                                                               102,407
          3,600    TOYOTA INDUSTRIES CORPORATION                                                                            178,769
          6,365    TRINITY INDUSTRIES INCORPORATED                                                                          266,375
         11,700    UMW HOLDINGS BHD+                                                                                         30,728
          2,740    VALEO SA                                                                                                 134,922
          1,166    VOLKSWAGEN AG                                                                                            147,112
            100    VOLVO AB CLASS A                                                                                           7,935
          2,316    VOLVO AB CLASS B                                                                                         178,486
          7,922    WABASH NATIONAL CORPORATION                                                                              127,623
         11,400    WABTEC CORPORATION                                                                                       367,080
          6,073    WINNEBAGO INDUSTRIES INCORPORATED<<                                                                      197,494
         14,000    XIAMEN INTERNATIONAL PORT COMPANY LIMITED CLASS H+                                                         4,229
          2,900    YAMAHA MOTOR COMPANY LIMITED                                                                              86,209
         59,000    YANG MING MARINE TRANSPORT                                                                                40,288
         31,000    YUE LOONG MOTOR                                                                                           36,974

                                                                                                                         17,928,417
                                                                                                                    ---------------
TRANSPORTATION SERVICES - 0.46%
        244,300    BANGKOK EXPRESSWAY PCL                                                                                   168,730
         14,630    CH ROBINSON WORLDWIDE INCORPORATED                                                                       745,545
            558    CINTRA CONCESIONES DE INFRAESTRUCTURAS DE TRANSPORTE SA                                                    9,821
        108,000    COMFORTDELGRO CORPORATION LIMITED                                                                        131,371
          5,646    DEUTSCHE POST AG                                                                                         180,215
         20,123    EXPEDIA INCORPORATED+                                                                                    427,815
         18,256    EXPEDITORS INTERNATIONAL WASHINGTON INCORPORATED<<                                                       818,782
          1,703    FIRSTGROUP PLC                                                                                            20,337
          2,000    KAMIGUMI COMPANY LIMITED                                                                                  17,836
            290    KOREA EXPRESS COMPANY LIMITED+                                                                            26,084
            230    KUEHNE & NAGEL INTERNATIONAL AG                                                                           17,550
            369    NATIONAL EXPRESS GROUP PLC                                                                                 7,965
         11,183    SABRE HOLDINGS CORPORATION                                                                               361,546
         82,000    SBS TRANSIT LIMITED                                                                                      144,791
          7,000    SINGAPORE AIRLINES LIMITED                                                                                72,330
          3,000    SMRT CORPORATION LIMITED                                                                                   2,845
         35,461    SYDNEY ROADS GROUP+                                                                                       36,601
          2,919    TNT NV                                                                                                   125,581

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
TRANSPORTATION SERVICES (CONTINUED)
         16,000    TOKYU CORPORATION                                                                                $       129,043
         14,218    TOLL HOLDINGS LIMITED                                                                                    216,989
          3,600    TRANSPORT INTERNATIONAL HOLDINGS LIMITED                                                                  20,159
          6,523    UTI WORLDWIDE INCORPORATED                                                                               196,603
          7,000    YAMATO HOLDINGS COMPANY LIMITED                                                                          112,026

                                                                                                                          3,990,565
                                                                                                                    ---------------
WATER TRANSPORTATION - 0.37%
          9,924    ALEXANDER & BALDWIN INCORPORATED                                                                         490,444
            966    CARNIVAL PLC                                                                                              46,011
          2,247    CARNIVAL PLC ADR<<                                                                                       107,452
         11,588    CIA SUDAMERICANA DE VAPORES SA                                                                            16,436
         38,000    COSCO HOLDINGS                                                                                            33,462
          1,287    DS TORM AS                                                                                                84,564
         98,000    EVERGREEN MARINE CORPORATION TAWAIN LIMITED                                                               63,945
         15,000    EZRA HOLDINGS LIMITED                                                                                     48,656
          6,451    GENERAL MARITIME CORPORATION                                                                             276,490
          2,610    HANJIN SHIPPING COMPANY LIMITED                                                                           88,136
          1,350    HYUNDAI MERCHANT MARINE COMPANY LIMITED                                                                   27,525
         61,000    JAYA HOLDINGS LIMITED                                                                                     57,446
          7,000    KAWASAKI KISEN KAISHA LIMITED+                                                                            69,639
        154,300    MISC BHD                                                                                                 396,432
         19,000    MITSUI OSK LINES LIMITED                                                                                 214,695
         19,000    NIPPON YUSEN KABUSHIKI KAISHA                                                                            150,030
         15,504    OMI CORPORATION                                                                                          345,274
         73,800    REGIONAL CONTAINER LINES PCL                                                                              50,104
         11,876    ROYAL CARIBBEAN CRUISES LIMITED                                                                          481,334
        366,600    SCOMI MARINE BHD                                                                                          95,758
         20,000    SINCERE NAVIGATION CORPORATION+                                                                           22,883
         74,400    THORESEN THAI AGENCIES PCL                                                                                61,772
         22,000    U-MING TRANSPORT CORPORATION+                                                                             33,117

                                                                                                                          3,261,605
                                                                                                                    ---------------
WHOLESALE TRADE NON-DURABLE GOODS - 1.19%
         14,567    AIRGAS INCORPORATED                                                                                      601,180
         36,072    ALFA SA DE CV                                                                                            231,020
          1,000    ALFRESA HOLDINGS CORPORATION                                                                              66,380
         17,323    AMERISOURCEBERGEN CORPORATION                                                                            912,402
          3,633    BROWN-FORMAN CORPORATION CLASS B                                                                         237,962
          9,203    CARDINAL HEALTH INCORPORATED                                                                             645,038
         52,114    CORPORATION GEO SA DE CV+                                                                                282,411
         11,442    ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+<<                                                            357,105
         18,500    ESPRIT HOLDINGS LIMITED                                                                                  192,743
         63,609    FYFFES PLC                                                                                                96,803
          9,466    HAIN CELESTIAL GROUP INCORPORATED+                                                                       274,609
          7,914    HENRY SCHEIN INCORPORATED+<<                                                                             412,873
          2,500    HITACHI HIGH-TECHNOLOGIES CORPORATION                                                                     69,884
          1,903    INCHCAPE PLC+                                                                                             19,567
        172,900    IT CITY PCL                                                                                               44,718
         33,000    ITOCHU CORPORATION                                                                                       317,988
          8,024    JARDINE CYCLE & CARRIAGE LIMITED                                                                          68,218
          5,050    KT&G CORPORATION                                                                                         305,134
          1,880    LG CHEM LIMITED                                                                                           86,843
         30,000    LI & FUNG LIMITED                                                                                         95,226
          6,542    MCKESSON CORPORATION                                                                                     364,782
          1,724    MEDA AB                                                                                                   55,585

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
WHOLESALE TRADE NON-DURABLE GOODS (CONTINUED)
          6,481    MEDCO HEALTH SOLUTIONS INCORPORATED+                                                             $       438,180
          4,900    MEDICEO PALTAC HOLDINGS COMPANY LIMITED                                                                   91,453
            300    METRO INCORPORATED CLASS A                                                                                10,080
          3,800    NIKE INCORPORATED CLASS B                                                                                396,986
         13,462    NU SKIN ENTERPRISES INCORPORATED                                                                         228,450
          1,000    SANKYO COMPANY LIMITED                                                                                    44,844
          4,000    SATORI ELECTRIC COMPANY LIMITED                                                                           68,744
          2,077    SIEMENS AG                                                                                               219,200
         21,457    SMURFIT-STONE CONTAINER CORPORATION+                                                                     264,779
         12,000    SOJITZ CORPORATION+                                                                                       53,509
         18,298    SUPERVALU INCORPORATED                                                                                   676,294
         13,648    SYSCO CORPORATION                                                                                        449,838
         63,609    TOTAL PRODUCE PLC+                                                                                        65,658
          7,714    TRACTOR SUPPLY COMPANY+<<                                                                                394,725
        140,000    UNI-PRESIDENT ENTERPRISES CORPORATION                                                                    136,813
         14,379    UNILEVER NV                                                                                              373,423
          8,635    UNITED NATURAL FOODS INCORPORATED+                                                                       257,150
          6,758    UNITED STATIONERS INCORPORATED+                                                                          371,690
          5,651    WOLSELEY PLC                                                                                             141,960

                                                                                                                         10,422,247
                                                                                                                    ---------------
WHOLESALE TRADE-DURABLE GOODS - 1.13%
          1,800    ABC-MART INCORPORATED                                                                                     43,324
          7,223    ADESA INCORPORATED                                                                                       198,633
          2,939    ALESCO CORPORATION LIMITED                                                                                28,830
         10,232    ARROW ELECTRONICS INCORPORATED+                                                                          392,090
         12,404    AVNET INCORPORATED+                                                                                      453,614
          4,819    BORGWARNER INCORPORATED<<                                                                                354,871
          5,200    CANON MARKETING JAPAN INCORPORATED                                                                       113,082
            347    CELESIO AG                                                                                                19,695
         70,000    CMC MAGNETICS CORPORATION+                                                                                21,457
          9,663    CYTYC CORPORATION+                                                                                       292,789
          3,960    DAEWOO INTERNATIONAL CORPORATION                                                                         157,694
        248,180    DIGITAL CHINA HOLDINGS LIMITED                                                                            95,930
            300    FINNING INTERNATIONAL INCORPORATED                                                                        13,376
          3,100    FUJI ELECTRONICS COMPANY LIMITED                                                                          48,224
          4,800    HAKUTO COMPANY LIMITED                                                                                    71,791
         12,000    HANWA COMPANY LIMITED                                                                                     58,779
          1,810    HANWHA CORPORATION                                                                                        64,004
          1,450    HYOSUNG CORPORATION+                                                                                      42,960
         24,476    IKON OFFICE SOLUTIONS INCORPORATED                                                                       342,174
          2,200    IMPACT 21 COMPANY LIMITED                                                                                 38,831
          2,200    INABA DENKI SANGYO COMPANY LIMITED                                                                        81,378
         12,013    INGRAM MICRO INCORPORATED+                                                                               233,413
         11,731    INSIGHT ENTERPRISES INCORPORATED+                                                                        226,643
          9,000    JFE SHOJI HOLDINGS INCORPORATED                                                                           47,580
          3,800    KAGA ELECTRONICS COMPANY LIMITED                                                                          64,184
          5,426    KAMAN CORPORATION                                                                                        123,767
          3,500    KATO SANGYO COMPANY LIMITED                                                                               47,707
          3,100    KURODA ELECTRIC COMPANY LIMITED                                                                           39,009
          3,430    KYOCERA CORPORATION<<                                                                                    308,220
          1,300    MACNICA INCORPORATED                                                                                      40,841
          4,040    MARTIN MARIETTA MATERIALS INCORPORATED                                                                   506,293
         49,276    METCASH LIMITED                                                                                          182,475
         11,733    MITSUBISHI CORPORATION                                                                                   546,619
          6,000    MITSUI & COMPANY LIMITED                                                                                 107,930

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
WHOLESALE TRADE-DURABLE GOODS (CONTINUED)
          1,263    MITSUI & COMPANY LIMITED ADR<<                                                                  $        447,355
          6,000    NAGASE & COMPANY LIMITED                                                                                  79,199
         10,404    OMNICARE INCORPORATED                                                                                    432,182
         11,552    PATTERSON COMPANIES INCORPORATED+<<                                                                      385,606
         10,730    PEP BOYS-MANNY, MOE & JACK                                                                               162,560
         11,688    POOL CORPORATION                                                                                         410,249
          1,413    PREMIER FOODS PLC                                                                                          8,555
         15,137    PSS WORLD MEDICAL INCORPORATED+<<                                                                        313,941
         48,719    REPCO CORPORATION LIMITED                                                                                 65,064
          7,114    RYERSON INCORPORATED<<                                                                                   244,722
          3,400    RYOSHOKU LIMITED                                                                                          80,399
          9,300    RYOYO ELECTRO CORPORATION                                                                                149,463
          6,040    SAMSUNG CORPORATION                                                                                      198,191
         46,013    SYCAMORE NETWORKS INCORPORATED+                                                                          176,230
          2,600    TOMEN ELECTRONICS CORPORATION                                                                             43,696
          3,700    TOYO CORPORATION                                                                                          48,371
          1,632    TRYGVESTA AS                                                                                             127,810
          2,100    VALOR COMPANY LIMITED                                                                                     24,297
         31,385    VISTEON CORPORATION+                                                                                     267,714
          3,952    WESCO INTERNATIONAL INCORPORATED+                                                                        263,717
          6,780    WW GRAINGER INCORPORATED                                                                                 523,078

                                                                                                                          9,860,606
                                                                                                                   ----------------

TOTAL COMMON STOCKS (COST $749,220,470)                                                                                 864,959,414
                                                                                                                   ----------------
RIGHTS - 0.05%
            137    MIRAE ASSET SECURITIES RIGHTS+(a)                                                                          2,616
         10,927    OTP BANK RIGHTS+                                                                                         467,778

TOTAL RIGHTS (COST $470,784)                                                                                                470,394
                                                                                                                   ----------------
WARRANTS - 0.00%
         83,200    CHAMPION TECHNOLOGY WARRANTS+(a)                                                                           3,195
        203,875    MATAHARI PUTRA WARRANTS+                                                                                   3,170

TOTAL WARRANTS (COST $0)                                                                                                      6,365
                                                                                                                   ----------------
PREFERRED STOCKS - 0.57%
         16,000    ARACRUZ CELULOSE SA PREFERRED CLASS B                                                                     85,338
         20,508    BANCO BRADESCO SA                                                                                        755,329
         20,495    BANCO ITAU HOLDING FINANCEIRA SA                                                                         703,528
         40,015    COMPANHIA VALE DO RIO DOCE CLASS A                                                                     1,178,655
          1,300    DURATEX SA PREFERRED                                                                                      24,155
      1,315,360    LOJAS AMERICANAS SA                                                                                       73,506
         10,383    METALURGICA GERDAU SA                                                                                    227,931
         64,752    PETROLEO BRASILEIRO SA                                                                                 1,309,392
         17,951    RANDON PARTICIPACOES SA                                                                                   97,353
            169    RWE AG PREFERRED                                                                                          15,485
         10,000    SADIA SA PREFERRED                                                                                        31,549
         12,177    TELE NORTE LESTE PARTICIPACOES SA                                                                        158,493
          2,565    UNIPOL PREFERRED                                                                                           8,732
          4,679    USINAS SIDERURGICAS DE MINAS GERAIS SA CLASS A                                                           195,082
            595    VOLKSWAGEN AG PREFERRED                                                                                   52,480
         12,246    WEG SA                                                                                                    90,669

TOTAL PREFERRED STOCKS (COST $4,076,858)                                                                                  5,007,677
                                                                                                                   ----------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
COLLATERAL FOR SECURITIES LENDING - 12.83%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.17%
      1,440,539    SCUDDER DAILY ASSETS MONEY MARKET FUND                                                          $      1,440,539
            399    SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                              399

                                                                                                                          1,440,938
                                                                                                                   ----------------

PRINCIPAL                                                                          INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 12.66%
$       347,979    AMERICAN GENERAL FINANCE CORPORATION+/-++                            5.37%        03/14/2008             348,055
      1,781,457    AMERICAN GENERAL FINANCE CORPORATION+/-                              5.47         08/16/2007           1,782,775
        966,607    ATLAS CAPITAL FUNDING CORPORATION+/-++                               5.30         04/25/2007             966,636
        966,607    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                   5.37         10/25/2007             966,617
        966,607    BANCO SANTANDER TOTTA LN+/-++                                        5.32         03/14/2008             966,704
      2,899,821    BANK OF AMERICA NA SERIES BKNT+/-                                    5.36         06/19/2007           2,900,459
      1,954,827    BUCKINGHAM III CDO LLC                                               5.31         03/22/2007           1,948,846
         86,995    CAIRN HIGH GRADE FUNDING I LLC++                                     5.29         03/14/2007              86,829
        309,314    CAIRN HIGH GRADE FUNDING I LLC                                       5.29         03/15/2007             308,683
      1,105,334    CEDAR SPRINGS CAPITAL COMPANY++                                      5.33         05/16/2007           1,093,109
        927,943    CEDAR SPRINGS CAPITAL COMPANY++                                      5.33         03/09/2007             926,857
        233,339    CEDAR SPRINGS CAPITAL COMPANY++                                      5.33         03/23/2007             232,590
         92,292    CEDAR SPRINGS CAPITAL COMPANY                                        5.33         04/13/2007              91,714
      1,282,108    CEDAR SPRINGS CAPITAL COMPANY                                        5.33         05/21/2007           1,266,992
        793,932    CEDAR SPRINGS CAPITAL COMPANY++                                      5.33         05/29/2007             783,651
      3,503,757    CHARTA LLC                                                           5.28         03/20/2007           3,494,052
        135,325    CHARTA LLC++                                                         5.31         03/27/2007             134,812
         43,884    CHEYNE FINANCE LLC                                                   5.29         04/18/2007              43,577
        889,278    CHEYNE FINANCE LLC                                                   5.30         03/16/2007             887,331
      2,513,178    CHEYNE FINANCE LLC+/-++                                              5.32         02/25/2008           2,512,223
        966,607    CHEYNE FINANCE LLC+/-++                                              5.33         07/16/2007             966,704
        386,643    CIT GROUP INCORPORATED+/-                                            5.43         12/19/2007             387,041
        413,128    CIT GROUP INCORPORATED+/-                                            5.59         09/20/2007             413,681
        426,274    CIT GROUP INCORPORATED+/-                                            5.59         11/23/2007             426,986
     13,145,856    CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $13,147,813)          5.36         03/01/2007          13,145,856
        193,321    COMERICA BANK+/-                                                     5.32         02/08/2008             193,086
        790,685    CORPORATE ASSET SECURITIZATION AUSTRALIA++                           5.30         03/20/2007             788,494
        966,607    CULLINAN FINANCE CORPORATION+/-++                                    5.32         02/12/2008             966,433
      1,933,214    CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                        5.28         06/25/2007           1,933,253
        444,639    DEER VALLEY FUNDING LLC++                                            5.31         05/15/2007             439,784
      3,111,701    DEER VALLEY FUNDING LLC++                                            5.32         04/19/2007           3,089,515
     14,301,548    FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE
                   $14,303,677)                                                         5.36         03/01/2007          14,301,548
      1,933,214    FIVE FINANCE INCORPORATED SERIES MTN+/-++                            5.37         06/13/2007           1,933,620
        483,110    GENWORTH FINANCIAL INCORPORATED+/-                                   5.51         06/15/2007             483,381
      2,239,938    GEORGE STREET FINANCE LLC++                                          5.29         03/15/2007           2,235,368
        554,832    GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                      5.46         03/30/2007             554,866
        966,607    HARRIER FINANCE FUNDING LLC+/-++                                     5.31         01/11/2008             966,510
         77,329    HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                          5.42         05/15/2007              77,342
         52,506    HUDSON-THAMES LLC++                                                  5.29         04/04/2007              52,246
      1,391,102    HUDSON-THAMES LLC                                                    5.27         03/21/2007           1,387,040
        289,905    HUDSON-THAMES LLC                                                    5.31         04/30/2007             287,374

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL                                                                          INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     1,353,250    IBM CORPORATION SERIES MTN+/-                                        5.36%        06/28/2007    $      1,353,642
      2,513,178    ING USA ANNUITY & LIFE INSURANCE+/-                                  5.39         09/17/2007           2,513,178
        966,607    INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                           5.32         03/25/2008             966,646
        231,986    K2 (USA) LLC+/-++                                                    5.30         07/16/2007             232,014
        386,643    K2 (USA) LLC+/-++                                                    5.33         09/28/2007             386,643
        579,964    KAUPTHING BANK SERIES MTN+/-++                                       5.40         03/20/2007             579,935
        117,617    KESTREL FUNDING US LLC                                               5.31         05/21/2007             116,230
        572,966    LA FAYETTE ASSET SECURITIZATION CORPORATION++                        5.28         03/07/2007             572,467
        254,952    LEGACY CAPITAL CORPORATION                                           5.30         03/13/2007             254,506
        483,304    LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                             5.33         06/26/2007             483,362
        414,094    LIBERTY STREET FUNDING CORPORATION++                                 5.34         03/01/2007             414,094
        966,607    LIQUID FUNDING LIMITED++                                             5.29         03/05/2007             966,046
        966,607    LIQUID FUNDING LIMITED+/-++                                          5.34         03/06/2007             966,607
        815,816    METLIFE GLOBAL FUNDING I+/-++                                        5.43         10/05/2007             816,330
        966,607    MORGAN STANLEY+/-                                                    5.34         07/12/2007             966,607
        966,607    MORGAN STANLEY+/-                                                    5.38         08/07/2007             966,607
      1,419,366    MORGAN STANLEY+/-                                                    5.48         07/27/2007           1,420,217
      2,033,681    MORGAN STANLEY REPURCHASE AGREEMENT (MATURITY VALUE
                   $2,033,984)                                                          5.36         03/01/2007           2,033,681
        178,822    MORGAN STANLEY SERIES EXL+/-                                         5.38         03/14/2008             178,905
        154,657    NATIONAL CITY BANK+/-                                                5.44         09/04/2007             154,693
      1,108,312    NATIONWIDE BUILDING SOCIETY+/-++                                     5.48         07/20/2007           1,109,010
      1,904,293    NORTH SEA FUNDING LLC++                                              5.29         03/15/2007           1,900,408
      1,410,434    NORTH SEA FUNDING LLC                                                5.29         03/19/2007           1,406,739
      1,933,214    NORTHERN ROCK PLC+/-++@                                              5.34         04/04/2008           1,933,446
        558,454    PARAGON MORTGAGES PLC+/-++                                           5.30         05/15/2007             558,454
        773,286    PREMIUM ASSET TRUST+/-++                                             5.48         12/21/2007             774,368
        966,607    PREMIUM ASSET TRUST SERIES 06-B+/-++                                 5.37         12/16/2007             966,607
        734,621    PYXIS MASTER TRUST SERIES 2007-3+/-++                                5.37         08/27/2007             734,621
        156,397    RACERS TRUST SERIES 2004-6-MM+/-++                                   5.34         08/22/2007             156,422
        486,049    REGENCY MARKETS #1 LLC++                                             5.31         05/15/2007             480,741
        927,943    SAINT GERMAIN FUNDING++                                              5.28         03/02/2007             927,804
      1,933,214    SAINT GERMAIN HOLDING INCORPORATED++                                 5.28         03/01/2007           1,933,214
        773,286    SLM CORPORATION+/-++                                                 5.32         03/12/2008             773,425
      3,452,295    SOCIETE GENERALE NORTH AMERICA                                       5.34         03/01/2007           3,452,295
         77,329    STANFIELD VICTORIA FUNDING LLC++                                     5.30         04/16/2007              76,810
        928,793    TANGO FINANCE CORPORATION++                                          5.34         03/01/2007             928,793
        371,254    TICONDEROGA FUNDING LLC                                              5.31         03/26/2007             369,899
      1,269,658    TIERRA ALTA FUNDING I LIMITED                                        5.29         03/14/2007           1,267,245
        223,518    TRAVELERS INSURANCE COMPANY+/-                                       5.39         02/08/2008             223,514
        966,607    UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                   5.33         06/15/2007             966,704
        966,607    UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                   5.33         03/09/2007             966,752
        234,306    VERSAILLES CDS LLC                                                   5.29         03/22/2007             233,589
      1,817,221    WORLD OMNI VEHICLE LEASING++                                         5.31         03/26/2007           1,810,588
      3,308,580    WORLD OMNI VEHICLE LEASING++                                         5.31         03/28/2007           3,295,544
        665,026    ZELA FINANCE INCORPORATED++                                          5.31         03/12/2007             663,962

                                                                                                                        111,026,004
                                                                                                                   ----------------

TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $112,466,942)                                                           112,466,942
                                                                                                                   ----------------

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                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
SHORT-TERM INVESTMENTS - 0.41%

MUTUAL FUNDS - 0.41%
      3,610,146    WELLS FARGO MONEY MARKET TRUST++~                                    5.20%        03/01/2007    $      3,610,146
                                                                                                                   ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,610,146)                                                                            3,610,146
                                                                                                                   ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $869,845,200)*                                  112.50%                                                      $    986,520,938

OTHER ASSETS AND LIABILITIES, NET                     (12.50)                                                          (109,624,630)
                                                      ------                                                       ----------------

TOTAL NET ASSETS                                      100.00%                                                      $    876,896,308
                                                      ======                                                       ================

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

++ SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $5,182,796. THE PORTFOLIO SEEKS TO APPROXIMATE, BEFORE EXPENSES, THE TOTAL RETURN OF THE STOCK PORTION OF THE DOW JONES TARGET DATE INDEXES.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $595,402. THE TOTAL COLLATERAL RECEIVED REPRESENTS 103.65% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $874,225,720 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

      GROSS UNREALIZED APPRECIATION                 $ 138,021,737
      GROSS UNREALIZED DEPRECIATION                   (25,726,519)
                                                    -------------
      NET UNREALIZED APPRECIATION (DEPRECIATION)    $ 112,295,218

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
ASSET BACKED SECURITIES - 0.40%
      $ 603,125    FORD CREDIT AUTO OWNER TRUST++                                       5.36%        12/15/2007    $        603,125

TOTAL ASSET BACKED SECURITIES (COST $603,125)                                                                               603,125
                                                                                                                   ----------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.32%
        481,456    PARAGON MORTGAGES PLC+++/-@                                          5.30         11/15/2038             481,456

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $481,456)                                                                   481,456
                                                                                                                   ----------------

CORPORATE BONDS & NOTES - 0.87%

DEPOSITORY INSTITUTIONS - 0.39%
        600,000    M&I MARSHALL & ILSLEY BANK+/-                                        5.35         08/01/2007             599,984
                                                                                                                   ----------------
SPECIAL PURPOSE ENTITY - 0.48%
        730,000    CENTRAL OHIO MEDICAL TEXTILE+/-@                                     5.32         03/01/2023             730,000
                                                                                                                   ----------------
TOTAL CORPORATE BONDS & NOTES (COST $1,329,984)                                                                           1,329,984
                                                                                                                   ----------------

MUNICIPAL BONDS & NOTES - 0.33%

TEXAS - 0.33%
        300,000    NORTH TEXAS HIGHER EDUCATIONAL AUTHORITY INCORPORATED SERIES D
                   (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE,
                   AMBAC INSURED) +/-@                                                  5.32         12/01/2046             300,000
        200,000    NORTH TEXAS HIGHER EDUCATIONAL AUTHORITY INCORPORATED SERIES D
                   (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE, BANK OF
                   AMERICA NA LOC)+/-@                                                  5.32         06/01/2045             199,998

                                                                                                                            499,998
                                                                                                                   ----------------

TOTAL MUNICIPAL BONDS & NOTES (COST $499,998)                                                                               499,998
                                                                                                                   ----------------

COMMERCIAL PAPER - 48.48%
      1,000,000    ALPINE SECURITIZATION++^                                             4.22         03/05/2007             999,414
      2,000,000    ALPINE SECURITIZATION++^                                             4.40         03/06/2007           1,998,536
      1,000,000    AMSTERDAM FUNDING CORPORATION++^                                     5.29         05/04/2007             990,684
      1,293,000    ATLAS CAPITAL FUNDING CORPORATION++^                                 5.28         05/21/2007           1,277,814
      1,000,000    ATOMIUM FUNDING LLC++^                                               5.29         04/16/2007             993,292
      1,000,000    ATOMIUM FUNDING LLC++^                                               5.30         04/26/2007             991,818
      1,000,000    BANK OF AMERICA NA                                                   5.32         04/11/2007           1,000,000
      1,000,000    BASF AG++^                                                           4.84         03/13/2007             998,257
        700,000    BEAR STEARNS COMPANY INCORPORATED+/-                                 5.30         10/19/2007             700,000
      1,572,000    BUCKINGHAM CDO III LLC++^                                            5.07         03/23/2007           1,566,928
      1,000,000    CAIRN HIGH GRADE FUNDING I LLC++^                                    5.31         04/23/2007             992,249
      1,000,000    CAIRN HIGH GRADE FUNDING I LLC++^                                    5.32         05/14/2007             989,188
      1,000,000    CAIRN HIGH GRADE FUNDING I LLC++^                                    5.33         05/24/2007             987,727
      1,000,000    CC USA INCORPORATED++^                                               4.80         03/13/2007             998,270
      1,000,000    CEDAR SPRINGS CAPITAL COMPANY++^                                     4.62         03/08/2007             998,975
        750,000    CEDAR SPRINGS CAPITAL COMPANY++^                                     5.24         04/02/2007             746,520
      1,000,000    CEDAR SPRINGS CAPITAL COMPANY++^                                     5.29         04/23/2007             992,271
      1,000,000    CHARTA LLC++^                                                        4.83         03/12/2007             998,393
      1,500,000    CHARTA LLC++^                                                        5.29         04/13/2007           1,490,576
        500,000    CHEYNE FINANCE LLC++^                                                5.41         08/23/2007             487,337
      1,000,000    CONCORD MINUTEMEN CAPITAL COMPANY+++/-                               5.30         03/06/2008           1,000,000
        550,000    CONCORD MINUTEMEN CAPITAL COMPANY++^                                 5.36         07/12/2007             539,393
      1,000,000    CRC FUNDING LLC++^                                                   5.07         03/26/2007             996,351
        500,000    CROWN POINT CAPITAL COMPANY++^                                       4.85         03/14/2007             499,059
      1,511,000    CROWN POINT CAPITAL COMPANY++^                                       5.31         05/22/2007           1,492,931

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
COMMERCIAL PAPER (CONTINUED)
$       250,000    CULLINAN FINANCE CORPORATION++^                                      5.25%        04/25/2007    $        248,012
      1,000,000    DANSKE CORPORATION++^                                                5.20         04/10/2007             994,256
      1,000,000    DEER VALLEY FUNDING LLC++^                                           5.31         04/19/2007             992,827
      1,250,000    FCAR OWNER TRUST I^                                                  5.02         03/20/2007           1,246,523
      1,400,000    FIVE FINANCE INCORPORATED++                                          5.26         03/02/2007           1,399,795
      1,500,000    FIVE FINANCE INCORPORATED++^                                         5.29         04/10/2007           1,491,233
      1,750,000    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++^                    4.68         03/09/2007           1,747,954
      1,417,000    FOX TROT CDO LIMITED++^                                              4.91         03/14/2007           1,414,298
      1,000,000    GEMINI SECURITIZATION LLC++^                                         5.30         05/02/2007             990,958
      1,780,000    GEORGE STREET FINANCE LLC++^                                         5.06         03/22/2007           1,774,518
      1,595,000    GERMAN RESIDENTIAL FUNDING++^                                        5.29         05/22/2007           1,575,999
      1,250,000    HARRIER FINANCE FUNDING US LLC++^                                    5.36         07/19/2007           1,224,674
      1,000,000    HUDSON-THAMES LLC++^                                                 5.30         04/02/2007             995,316
      1,303,000    HUDSON-THAMES LLC++^                                                 5.30         04/24/2007           1,292,719
      1,000,000    IRISH LIFE & PERMANENT++^                                            5.35         07/23/2007             979,200
      1,000,000    KEEL CAPITAL INCORPORATED++^                                         5.11         03/28/2007             996,040
      1,285,000    KESTREL FUNDING US LLC++                                             5.27         03/01/2007           1,285,000
      1,246,000    KLIO III FUNDING CORPORATION++^                                      5.30         04/17/2007           1,237,443
      1,000,000    LEXINGTON PARKER CAPITAL CORPORATION                                 5.32         03/01/2007           1,000,000
      1,500,000    LIBERTY HARBOUR II CDO++^                                            5.31         04/13/2007           1,490,540
      1,000,000    LIBERTY STREET FUNDING COMPANY++^                                    4.94         03/15/2007             997,947
        750,000    NATIONWIDE BUILDING SOCIETY++^                                       5.23         04/11/2007             745,558
      2,000,000    NEWPORT FUNDING CORPORATION++^                                       4.40         03/06/2007           1,998,536
      1,479,000    NIEUW AMSTERDAM RECEIVABLES CORPORATION++^                           5.29         04/25/2007           1,467,137
      1,500,000    NORTH SEA FUNDING LLC++^                                             4.20         03/05/2007           1,499,125
        671,000    OLD LINE FUNDING LLC++^                                              5.31         05/21/2007             663,074
      1,359,000    RANGER FUNDING COMPANY LLC++^                                        4.82         03/12/2007           1,356,820
      1,500,000    REGENCY MARKETS #1 LLC++^                                            5.29         04/16/2007           1,489,938
      1,200,000    SAINT GERMAIN HOLDINGS INCORPORATED++^                               4.23         03/05/2007           1,199,296
      1,000,000    SAINT GERMAIN HOLDINGS INCORPORATED++^                               4.40         03/06/2007             999,268
      1,000,000    SAINT GERMAIN HOLDINGS INCORPORATED++^                               5.06         03/22/2007             996,920
      1,000,000    SCALDIS CAPITAL LLC++^                                               5.26         04/05/2007             994,915
      1,500,000    STANFIELD VICTORIA FUNDING++^                                        5.05         03/22/2007           1,495,389
      1,100,000    SURREY FUNDING CORPORATION++^                                        5.02         03/21/2007           1,096,786
      1,450,000    TANGO FINANCE CORPORATION++^                                         5.30         04/18/2007           1,439,831
      1,063,000    TIERRA ALTA FUNDING++^                                               5.31         05/16/2007           1,051,218
      1,500,000    VERSAILLES CDS LLC++^                                                5.01         03/19/2007           1,496,048
      1,289,000    WHITE PINE FINANCE LLC++^                                            5.09         03/27/2007           1,284,094
      1,334,000    WHITE PINE FINANCE LLC++                                             5.28         03/01/2007           1,334,000

TOTAL COMMERCIAL PAPER (COST $73,709,188)                                                                                73,709,188
                                                                                                                   ----------------

EXTENDABLE BONDS - 7.56%
      1,000,000    ALLIANCE & LEICESTER PLC+/-                                          5.44         01/14/2008           1,000,722
      1,000,000    BEAR STEARNS COMPANY INCORPORATED+/-                                 5.31         03/14/2008           1,000,000
      1,000,000    BNP PARIBAS SA+/-                                                    5.33         12/16/2007           1,000,000
      1,500,000    FLORIDA HURRICANE CATASTROPHE+/-                                     5.33         03/14/2008           1,500,018
      2,000,000    HBOS TREASURY SERVICES PLC+++/-                                      5.29         03/07/2008           2,000,000

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
EXTENDABLE BONDS (CONTINUED)
$     1,000,000    INTESA BANK (IRELAND) PLC+++/-                                       5.32%        03/25/2008    $      1,000,000
      1,000,000    IRISH LIFE & PERMANENT+++/-                                          5.34         03/20/2008           1,000,000
      1,000,000    MERRILL LYNCH & COMPANY INCORPORATED+/-                              5.30         03/24/2008           1,000,000
      1,000,000    NORDEA BANK AB+++/-                                                  5.33         03/11/2008             999,992
      1,000,000    TOTTA IRELAND PLC+++/-                                               5.32         03/07/2008           1,000,000

TOTAL EXTENDABLE BONDS (COST $11,500,732)                                                                                11,500,732
                                                                                                                   ----------------

MEDIUM TERM NOTES - 17.98%
      1,000,000    ALLSTATE LIFE GLOBAL FUNDING II+++/-                                 5.43         04/02/2007           1,000,085
      1,000,000    ALLSTATE LIFE GLOBAL FUNDING TRUST+/-                                5.38         11/14/2007           1,000,345
      1,000,000    AMERICAN GENERAL FINANCE CORPORATION+/-                              5.48         01/18/2008           1,001,213
        250,000    AMERICAN HONDA FINANCE CORPORATION+++/-                              5.40         07/23/2007             249,969
      1,200,000    ASIF GLOBAL FINANCING+++/-                                           5.40         05/03/2007           1,200,086
      1,800,000    BANK OF AMERICA SECURITIES+++/-(E)                                   5.38                              1,800,000
      3,200,000    BEAR STEARNS COMPANIES INCORPORATED+/-(E)                            5.43                              3,200,000
      1,000,000    CHEYNE FINANCE LLC+++/-                                              5.33         07/16/2007             999,908
      1,535,000    CIT GROUP INCORPORATED+/-                                            5.60         11/23/2007           1,537,882
      1,000,000    GENERAL ELECTRIC CAPITAL CORPORATION+/-                              5.42         01/03/2008           1,000,734
      1,000,000    HARRIER FINANCE FUNDING LLC+++/-                                     5.28         05/25/2007             999,949
        400,000    HSBC FINANCE CORPORATION+/-                                          5.40         05/10/2007             400,036
        250,000    ING SECURITY LIFE INSURANCE FUND+++/-                                5.44         01/14/2008             250,169
      1,250,000    JACKSON NATIONAL LIFE FUNDING+++/-                                   5.43         04/20/2007           1,250,197
        500,000    KESTREL FUNDING US LLC+++/-                                          5.34         09/21/2007             499,945
      1,000,000    LEHMAN BROTHERS HOLDINGS+/-                                          5.33         06/26/2007             999,988
        500,000    LEHMAN BROTHERS HOLDINGS+/-                                          5.39         07/19/2007             500,180
      1,000,000    LIBERTY LIGHT US CAPITAL+++/-                                        5.32         07/10/2007             999,930
        750,000    LIBERTY LIGHT US CAPITAL+++/-                                        5.32         01/04/2008             749,877
        350,000    MONUMENT GLOBAL FUNDING II+++/-                                      5.35         12/20/2007             350,000
        500,000    NATIONWIDE BUILDING SOCIETY+++/-                                     5.46         02/01/2008             500,587
      1,000,000    NATIONWIDE BUILDING SOCIETY+++/-                                     5.48         07/20/2007           1,000,522
      1,000,000    NORTHERN ROCK PLC+++/-                                               5.49         10/19/2007           1,000,904
        500,000    PARCS MASTER TRUST+++/-                                              5.36         03/20/2007             500,000
      1,500,000    SEDNA FINANCE INCORPORATED+++/-                                      5.32         04/11/2007           1,499,989
        300,000    VETRA FINANCE INCORPORATED+++/-                                      5.32         12/06/2007             299,977
      1,500,000    WESTPAC BANK (NEW YORK)+/-                                           5.32         01/29/2008           1,499,862
        700,000    WORLD SAVINGS BANK FSB+/-                                            5.42         06/01/2007             700,113
        350,000    ZELA FINANCE INCORPORATED+++/-                                       5.32         12/07/2007             349,973

TOTAL MEDIUM TERM NOTES (COST $27,342,420)                                                                               27,342,420
                                                                                                                   ----------------

PROMISSORY NOTES - 2.43%
      3,700,000    CITIGROUP GLOBAL+++/-@(E)                                           5.38                               3,700,000

TOTAL PROMISSORY NOTES (COST $3,700,000)                                                                                  3,700,000
                                                                                                                   ----------------

TIME DEPOSITS - 9.21%
      4,000,000    CALYON                                                               5.34         03/01/2007           4,000,000
      3,000,000    FORTIS BANK (GRAND CAYMAN)                                           5.27         03/06/2007           3,000,000

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
TIME DEPOSITS (CONTINUED)
$     4,000,000   ING BANK NV (AMSTERDAM)                                               5.34%        03/01/2007    $      4,000,000
      3,000,000   SKANDINAV ENSKILDA BANK                                               5.27         03/05/2007           3,000,000

TOTAL TIME DEPOSITS (COST $14,000,000)                                                                                   14,000,000
                                                                                                                   ----------------

CERTIFICATES OF DEPOSIT - 2.30%
        500,000    CREDIT AGRICOLE INDO NEW YORK SERIES YCD+/-                          5.29         06/28/2007             499,932
      1,000,000    DEUTSCHE BANK (NEW YORK)                                             5.35         08/08/2007           1,000,000
      1,000,000    DEUTSCHE BANK (NEW YORK)                                             5.40         12/12/2007           1,000,000
      1,000,000    IXIS CORPORATION & INVESTMENT BANK                                   5.32         07/09/2007           1,000,000

TOTAL CERTIFICATES OF DEPOSIT (COST $3,499,932)                                                                           3,499,932
                                                                                                                   ----------------

REPURCHASE AGREEMENTS - 10.90%
      4,000,000    BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $4,000,592)                    5.33         03/01/2007           4,000,000
        567,000    CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US GOVERNMENT
                   SECURITIES (MATURITY VALUE $567,084)                                 5.34         03/01/2007             567,000
      3,000,000    CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $3,000,446)                    5.35         03/01/2007           3,000,000
      2,000,000    GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
                   SECURITIES (MATURITY VALUE $2,000,297)                               5.35         03/01/2007           2,000,000
      4,000,000    GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
                   SECURITIES (MATURITY VALUE $4,004,099)                               5.27         03/07/2007           4,000,000
      3,000,000    UBC SECURITIES LLC - 102% COLLATERALIZED BY US GOVERNMENT
                   SECURITIES (MATURITY VALUE $3,000,438)                               5.26         03/01/2007           3,000,000

TOTAL REPURCHASE AGREEMENTS (COST $16,567,000)                                                                           16,567,000
                                                                                                                   ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $153,233,835)*                         100.78%                                                               $    153,233,835

OTHER ASSETS AND LIABILITIES, NET             (0.78)                                                                     (1,192,332)
                                             ------                                                                ----------------

TOTAL NET ASSETS                             100.00%                                                               $    152,041,503
                                             ======                                                                ================

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

(E)  THE SECURITY IS A PRIVATE PLACEMENT WITH NO STATED MATURITY DATE.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES--FEBRUARY 28, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                         DIVERSIFIED FIXED    DIVERSIFIED STOCK    MONEY MARKET
                                                                          INCOME PORTFOLIO            PORTFOLIO       PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ..................................          $503,545,975         $868,803,095    $153,233,835
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) .......................           182,984,983          112,466,942               0
   INVESTMENTS IN AFFILIATES .......................................            31,877,327            5,250,901               0
                                                                              --------------------------------------------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) .................           718,408,285          986,520,938     153,233,835
                                                                              --------------------------------------------------
   CASH ............................................................                     0                    0          50,375
   FOREIGN CURRENCY, AT VALUE ......................................               439,260            5,182,213               0
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ................                     0            1,334,830               0
   RECEIVABLE FOR INVESTMENTS SOLD .................................             2,098,696                  283               0
   RECEIVABLES FOR DIVIDENDS AND INTEREST ..........................             5,491,225            1,166,462         282,282
   PREPAID EXPENSES AND OTHER ASSETS ...............................                     0                7,893               0
                                                                              --------------------------------------------------
TOTAL ASSETS .......................................................           726,437,466          994,212,619     153,566,492
                                                                              --------------------------------------------------

LIABILITIES
   FOREIGN TAXES PAYABLE ...........................................                     0                1,230               0
   PAYABLE FOR INVESTMENTS PURCHASED ...............................            32,232,252            4,560,114       1,490,540
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ...........               131,812              288,025          14,003
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ..........................           182,984,983          112,466,942               0
   ACCRUED EXPENSES AND OTHER LIABILITIES ..........................                26,730                    0          20,446
                                                                              --------------------------------------------------
TOTAL LIABILITIES ..................................................           215,375,777          117,316,311       1,524,989
                                                                              --------------------------------------------------
TOTAL NET ASSETS ...................................................          $511,061,689         $876,896,308    $152,041,503
                                                                              ==================================================
INVESTMENTS AT COST ................................................          $707,294,640         $869,845,200    $153,233,835
                                                                              ==================================================
FOREIGN CURRENCIES AT COST .........................................          $    432,654         $  5,152,030    $          0
                                                                              ==================================================
SECURITIES ON LOAN, AT MARKET VALUE ................................          $179,875,820         $109,079,198    $          0
                                                                              ==================================================

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                STATEMENTS OF OPERATIONS-FOR THE PERIOD ENDED FEBRUARY 28, 2007
--------------------------------------------------------------------------------

                                                                         DIVERSIFIED FIXED    DIVERSIFIED STOCK    MONEY MARKET
                                                                        INCOME PORTFOLIO(2)      PORTFOLIO(2)      PORTFOLIO(2)
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

   DIVIDENDS(1) .........................................................    $           0    $       7,756,610    $          0
   INTEREST .............................................................       12,541,528                    0       4,684,600
   INCOME FROM AFFILIATED SECURITIES ....................................        1,116,560              519,316               0
   SECURITIES LENDING INCOME, NET .......................................           39,107              107,596               0
                                                                             ---------------------------------------------------
TOTAL INVESTMENT INCOME .................................................       13,697,195            8,383,522       4,684,600
                                                                             ---------------------------------------------------

EXPENSES
   ADVISORY FEES ........................................................          842,242            1,754,386          85,980
   CUSTODY FEES .........................................................          112,299              350,877          17,196
   ACCOUNTING FEES ......................................................           23,781               23,781          13,588
   PROFESSIONAL FEES ....................................................           21,478               21,662          16,494
   SHAREHOLDER REPORTS ..................................................            2,995                3,398           3,086
   TRUSTEES' FEES .......................................................            5,844                5,844           5,844
   OTHER FEES AND EXPENSES ..............................................           11,581               12,349           3,235
                                                                             ---------------------------------------------------
   TOTAL EXPENSES .......................................................        1,020,220            2,172,297         145,423
                                                                             ---------------------------------------------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .........................          (19,980)             (37,607)         (1,080)
   NET EXPENSES .........................................................        1,000,240            2,134,690         144,343
                                                                             ---------------------------------------------------
NET INVESTMENT INCOME (LOSS) ............................................       12,696,955            6,248,832       4,540,257
                                                                             ---------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ......       (9,320,024)         115,948,684             172
   AFFILIATED SECURITIES ................................................                0               51,965               0
   FUTURES TRANSACTIONS .................................................                0            3,211,039               0
                                                                             ---------------------------------------------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ...............................       (9,320,024)         119,211,688             172
                                                                             ---------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ......       11,142,371          116,709,996               0
   FUTURES TRANSACTIONS .................................................                0              (30,416)              0
                                                                             ---------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .....       11,142,371          116,679,580               0
                                                                             ---------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ..................        1,822,347          235,891,268             172
                                                                             ---------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........    $  14,519,302    $     242,140,100    $  4,540,429
                                                                             ===================================================
(1) NET OF FOREIGN WITHHOLDING TAXES OF .................................    $      70,417    $         210,299    $          0

(2) THIS PORTFOLIO COMMENCED OPERATIONS ON JUNE 26, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                       DIVERSIFIED FIXED     DIVERSIFIED STOCK       MONEY MARKET
                                                                      INCOME PORTFOLIO(1)       PORTFOLIO(1)         PORTFOLIO(1)
                                                                      -------------------    -----------------   ------------------
                                                                            FOR THE PERIOD      FOR THE PERIOD      FOR THE PERIOD
                                                                                     ENDED               ENDED               ENDED
                                                                         FEBRUARY 28, 2007   FEBRUARY 28, 2007   FEBRUARY 28, 2007
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS  OPERATIONS:

   NET INVESTMENT INCOME (LOSS) .........................................    $  12,696,955   $       6,248,832   $       4,540,257
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............................       (9,320,024)        119,211,688                 172
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..       11,142,371         116,679,580                   0
                                                                             ------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........       14,519,302         242,140,100           4,540,429
                                                                             ------------------------------------------------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
   CONTRIBUTIONS ........................................................      604,657,020         852,508,950         190,814,460
   WITHDRAWALS ..........................................................     (108,114,633)       (217,752,742)        (43,313,386)
                                                                             ------------------------------------------------------

NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS'
   BENEFICIAL INTERESTS .................................................      496,542,387         634,756,208         147,501,074
                                                                             ------------------------------------------------------
NET INCREASE (DECREASE)  IN NET ASSETS ..................................      511,061,689         876,896,308         152,041,503
                                                                             ======================================================

ENDING NET ASSETS .......................................................    $ 511,061,689   $     876,896,308   $     152,041,503
                                                                             ======================================================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ............    $  12,696,955   $       6,248,832   $       4,540,257
                                                                             ======================================================

(1)   THIS PORTFOLIO COMMENCED OPERATIONS ON JUNE 26, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                   RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                  ----------------------------------------------               PORTFOLIO
                                                  NET INVESTMENT     GROSS  EXPENSES         NET       TOTAL    TURNOVER
                                                   INCOME (LOSS)  EXPENSES    WAIVED    EXPENSES   RETURN(2)     RATE(4)
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FIXED INCOME PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
JUNE 26, 2006(3) TO FEBRUARY 28, 2007 ............          4.52%     0.37%    (0.01)%      0.36%       6.70%        165%

DIVERSIFIED STOCK PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
JUNE 26, 2006(3) TO FEBRUARY 28, 2007 ............          1.25%     0.44%    (0.01)%      0.43%      16.12%         87%

MONEY MARKET PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
JUNE 26, 2006(3) TO FEBRUARY 28, 2007 ............          5.21%     0.18%    (0.01)%      0.17%       4.00%        N/A

(1) DURING EACH PERIOD, VARIOUS FEES AND EXPENSES WERE WAIVED AND REIMBURSED, AS INDICATED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO IN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS (NOTE
      3).

(2) TOTAL RETURN CALCULATIONS DO NOT INCLUDE ANY SALES CHARGES, AND WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR REIMBURSED DURING THE PERIODS SHOWN. RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(3)   COMMENCEMENT OF OPERATIONS.

(4) PORTFOLIO TURNOVER RATES PRESENTED FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS            WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Master Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently has 23 separate investment portfolios. These financial statements are for three of those portfolios as follows: the Diversified Fixed Income Portfolio, Diversified Stock Portfolio and Money Market Portfolio (each, a "Fund" and collectively, the "Funds").

      Interests in the Funds are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Money Market Portfolio invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days provided that these variable rate instruments are either Government Securities or carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

      The amortized cost method is used to value portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. Money Market Portfolio seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

      The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

      The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

FEDERAL INCOME TAXES

      Each Fund of the Trust is treated as a separate entity for U.S. federal income tax purposes. The Funds of the Trust are not required to pay U.S. federal income taxes on their net investment income and net capital gain as they are treated as partnerships for U.S. federal income tax purposes. All interest, dividends, gains and losses of a Fund are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such interest, dividends, or gains have been distributed by the Fund.

FORWARD FOREIGN CURRENCY CONTRACTS

      The Fund(s) may enter into forward foreign currency contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt of currency at a specified price. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Realized gains or losses are recognized when the transaction is completed. Contracts which have been offset but have not reached their settlement date are included in unrealized gains and losses. At year-end, the Funds had no open forward foreign currency contracts.

FUTURES CONTRACTS

      The Fund(s) may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At February 28, 2007, the following Fund(s) held futures contracts:

                                                                            Notional        Net Unrealized
                                                                            Contract         Appreciation
Portfolio                   Contracts        Type        Expiration Date     Amount         (Depreciation)
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED STOCK PORTFOLIO    9 Long       Midcap 400      March 2007     $  745,905          $  9,645
                              32 Long          S&P 500      March 2007      2,286,328           (31,928)
                              10 Long     Russell Mini      March 2007        802,833            (8,133)
-----------------------------------------------------------------------------------------------------------

SECURITY LOANS

      The Fund(s) may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds are remarked daily while collateral supporting loans of U.S. Government securities are remarked back to 102% only if the given collateral falls below 100% of the market value of the securities loans plus any accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 30% of the revenues earned on the securities lending activities and incurs all expenses. The value of the securities on loan and the value of the related collateral at February 28, 2007 are shown on the Statements of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS            WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                        Advisory Fee                                                Subadvisory
                                                           (% of                                                     Fee (% of
                                Average Daily           Average Daily                         Average Daily        Average Daily
Portfolio                        Net Assets              Net Assets)       Subadviser          Net Assets           Net Assets)
----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FIXED              First $1 billion             0.300         SSgA Funds         First $1 billion          0.100
INCOME PORTFOLIO                Next $4 billion             0.275          Management         Over $1 billion          0.080
                                Over $5 billion             0.250
----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED STOCK PORTFOLIO    First $1 billion             0.350         SSgA Funds         First $1 billion          0.100
                                Next $4 billion             0.325          Management         Over $1 billion          0.080
                                Over $5 billion             0.300
----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO         All asset levels             0.100         Wells Capital      First $1 billion          0.050
                                                                           Management         Next $2 billion          0.030
                                                                          Incorporated        Next $3 billion          0.020
                                                                                              Over $6 billion          0.010
----------------------------------------------------------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

      Currently, there are no administration or transfer agency fees charged to the Master Trust.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

                                                                                % of Average
Portfolio                                                                     Daily Net Assets
----------------------------------------------------------------------------------------------
DIVERSIFIED FIXED INCOME PORTFOLIO                                                  0.04
----------------------------------------------------------------------------------------------
DIVERSIFIED STOCK PORTFOLIO                                                         0.07
----------------------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO                                                              0.02
----------------------------------------------------------------------------------------------

OTHER FEES

      PFPC Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statements of Operations, for the period ended February 28, 2007, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from custody fees collected, if any.

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the period ended February 28, 2007, were as follows:

Portfolio                                                 Purchases at Cost    Sales Proceeds
---------------------------------------------------------------------------------------------
DIVERSIFIED FIXED INCOME PORTFOLIO                        $     858,113,725     $ 670,866,322
---------------------------------------------------------------------------------------------
DIVERSIFIED STOCK PORTFOLIO                                     634,331,815       624,712,862

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

      In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. In December 2006, the SEC issued a letter allowing for an implementation delay for funds until the last NAV calculation in the first required reporting period for fiscal years beginning after December 15, 2006. As of February 28, 2007, Management does not believe the impact of the adoption of FIN 48 will be material to the financial statements.

      In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of February 28, 2007, Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND INTERESTHOLDERS OF
WELLS FARGO MASTER TRUST:

      We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Diversified Stock Portfolio, Diversified Fixed Income Portfolio, and Money Market Portfolio, three of the portfolios constituting the Wells Fargo Master Trust (collectively the "Portfolios"), as of February 28, 2007, and the related statements of operations, statements of changes in net assets and the financial highlights for the period presented. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2007, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Portfolios of Wells Fargo Master Trust as of February 28, 2007, the results of their operations, changes in their net assets and the financial highlights for the periods presented, in conformity with U.S. generally accepted accounting standards.

                                                                    /s/ KPMG LLP

Philadelphia, Pennsylvania
April 20, 2007

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

                                                   OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or by visiting the SEC Web site at WWW.SEC.GOV.

TAX INFORMATION

      Pursuant to Section 852(b)(3) of the Internal Revenue Code, the following Funds designate the amounts listed below as a long-term capital gain distribution for the year ended February 28, 2007:

                                                                   Capital Gain
Fund                                                                 Dividend
--------------------------------------------------------------------------------
TARGET TODAY                                                       $ 3,114,257
--------------------------------------------------------------------------------
TARGET 2010                                                         11,983,605
--------------------------------------------------------------------------------
TARGET 2020                                                         28,895,918
--------------------------------------------------------------------------------
TARGET 2030                                                         20,514,738
--------------------------------------------------------------------------------
TARGET 2040                                                         17,359,362
--------------------------------------------------------------------------------

      Pursuant to Section 854(b)(2) of the Internal Revenue Code, the following Funds listed below designate a percentage of its ordinary income dividends distributed during the year ended February 28, 2007 as qualifying for the corporate dividends-received deduction:

                                                             Dividend-Received
                                                              Deduction (% of
                                                              ordinary income
Fund                                                            dividends)
--------------------------------------------------------------------------------
TARGET TODAY                                                        8.59
--------------------------------------------------------------------------------
TARGET 2010                                                        12.66
--------------------------------------------------------------------------------
TARGET 2020                                                        25.27
--------------------------------------------------------------------------------
TARGET 2030                                                        40.03
--------------------------------------------------------------------------------
TARGET 2040                                                        94.38
--------------------------------------------------------------------------------

      Pursuant to Section 1(h)(11) of the Internal Revenue Code, the following Funds listed below designate the following amount(s) of their income dividends paid during the year ended February 28, 2007, as qualified dividend income
(QDI):

Fund                                                                    QDI
--------------------------------------------------------------------------------
TARGET TODAY                                                        $  353,357
--------------------------------------------------------------------------------
TARGET 2010                                                          1,145,176
--------------------------------------------------------------------------------
TARGET 2020                                                          3,191,573
--------------------------------------------------------------------------------
TARGET 2030                                                          2,368,478
--------------------------------------------------------------------------------
TARGET 2040                                                          2,953,829
--------------------------------------------------------------------------------

      Pursuant to Section 871(k)(1)(C) of the Internal Revenue Code, the following Funds listed below designate the following amount(s) of their income dividends paid during the year ended February 28, 2007, as interest-related dividends:

                                                              Interest-Related
Fund                                                              Dividends
--------------------------------------------------------------------------------
TARGET TODAY                                                    $ 2,240,662
--------------------------------------------------------------------------------
TARGET 2010                                                       4,192,354
--------------------------------------------------------------------------------
TARGET 2020                                                       4,446,514
--------------------------------------------------------------------------------
TARGET 2030                                                       1,343,453
--------------------------------------------------------------------------------
TARGET 2040                                                         668,352
--------------------------------------------------------------------------------

OTHER INFORMATION (UNAUDITED)  WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS
--------------------------------------------------------------------------------

      Pursuant to Section 871(k)(2)(C) of the Internal Revenue Code, the following Funds listed below designate the following amount(s) of their income dividends paid during the year ended February 28, 2007, as short-term capital gain:

                                                                   Short-Term
Fund                                                              Capital Gain
--------------------------------------------------------------------------------
TARGET TODAY                                                       $   3,895
--------------------------------------------------------------------------------
TARGET 2010                                                           36,645
--------------------------------------------------------------------------------
TARGET 2020                                                          451,850
--------------------------------------------------------------------------------
TARGET 2030                                                          550,176

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

                                                   OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 144 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

----------------------------------------------------------------------------------------------------
                     POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
NAME AND AGE         LENGTH OF SERVICE **    PAST FIVE YEARS                     OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------
Thomas S. Goho       Trustee, since 1987     Wake Forest University, Calloway    None
64                                           School of Business and
                                             Accountancy - The Thomas
                                             Goho Chair of Finance since
                                             January 2006. Associate Professor
                                             of Finance from 1999-2005.
----------------------------------------------------------------------------------------------------
Peter G. Gordon      Trustee, since 1998     Chairman, CEO and Co-               None
64                   (Chairman since 2005)   Founder of Crystal Geyser
                     (Lead Trustee since     Water Company and President
                     2001)                   of Crystal Geyser Roxane Water
                                             Company.
----------------------------------------------------------------------------------------------------
Richard M. Leach     Trustee, since 1987     Retired. Prior thereto, President   None
73                                           of Richard M. Leach Associates
                                             (a financial consulting firm).
----------------------------------------------------------------------------------------------------
Olivia S. Mitchell   Trustee, since 2006     Professor of Insurance and Risk     None
54                                           Management, Wharton School,
                                             University of Pennsylvania.
                                             Director of the Boettner Center
                                             on Pensions and Retirement
                                             Research. Research Associate
                                             and Board Member, Penn Aging
                                             Research Center. Research
                                             Associate, National Bureau of
                                             Economic Research.
----------------------------------------------------------------------------------------------------
Timothy J. Penny     Trustee, since 1996     Senior Counselor to the public      None
55                                           relations firm of Himle-Horner
                                             and Senior Fellow at the
                                             Humphrey Institute,
                                             Minneapolis, Minnesota (a
                                             public policy organization).
----------------------------------------------------------------------------------------------------
Donald C. Willeke    Trustee, since 1996     Principal of the law firm of        None
66                                           Willeke & Daniels.

OTHER INFORMATION (UNAUDITED)

                               WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS
--------------------------------------------------------------------------------

INTERESTED TRUSTEE***

----------------------------------------------------------------------------------------------------
                     POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
NAME AND AGE         LENGTH OF SERVICE **    PAST FIVE YEARS                     OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------
J. Tucker Morse      Trustee, since 1987     Private Investor/Real Estate        None
62                                           Developer. Prior thereto,
                                             Chairman of Whitepoint
                                             Capital, LLC until 2004.
----------------------------------------------------------------------------------------------------

OFFICERS

----------------------------------------------------------------------------------------------------
                     POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
NAME AND AGE         LENGTH OF SERVICE       PAST FIVE YEARS                     OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------
Karla M. Rabusch     President, since 2003   Executive Vice President of         None
47                                           Wells Fargo Bank, N.A. and
                                             President of Wells Fargo Funds
                                             Management, LLC since 2003.
                                             Senior Vice President and Chief
                                             Administrative Officer of Wells
                                             Fargo Funds Management, LLC
                                             from 2001 to 2003.
----------------------------------------------------------------------------------------------------
C. David Messman     Secretary, since        Senior Vice President and           None
46                   2000; Chief Legal       Secretary of Wells Fargo Funds
                     Counsel
                     since 2003              Management, LLC since 2001.
                                             Vice President and Managing
                                             Senior Counsel of Wells Fargo
                                             Bank, N.A. since 1996.
----------------------------------------------------------------------------------------------------
A. Erdem Cimen       Treasurer, since 2006   Vice President of Financial         None
33                                           Operations for Wells Fargo Funds
                                             Management, LLC since 2006. From
                                             2001 to 2006, Vice President of
                                             Wells Fargo Bank, N.A. and Vice
                                             President of Wells Fargo Bank,
                                             N.A. Auto Finance Group. Vice
                                             President of Portfolio Risk
                                             Management for Wells Fargo Bank,
                                             N.A. Auto Finance Group from 2004
                                             to 2006.
----------------------------------------------------------------------------------------------------
Dorothy A. Peters    Chief Compliance        Chief Compliance Officer of          None
45                   Officer, since 2004     Wells Fargo Funds
                                             Management, LLC since 2004.
                                             Chief Compliance Officer for
                                             Wells Fargo Funds
                                             Management, LLC from 1997
                                             to 2002. In 2002, Ms. Peters left
                                             Wells Fargo Funds
                                             Management, LLC to pursue
                                             personal goals.

----------------------------------------------------------------------------------------------------

* The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

*** As of February 28, 2007, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS          LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG    --Association of Bay Area Governments
ADR     --American Depositary Receipt
AMBAC   --American Municipal Bond Assurance Corporation
AMT     --Alternative Minimum Tax
ARM     --Adjustable Rate Mortgages
BART    --Bay Area Rapid Transit
CDA     --Community Development Authority
CDO     --Collateralized Debt Obligation
CDSC    --Contingent Deferred Sales Charge
CGIC    --Capital Guaranty Insurance Company
CGY     --Capital Guaranty Corporation
COP     --Certificate of Participation
CP      --Commercial Paper
CTF     --Common Trust Fund
DW&P    --Department of Water & Power
DWR     --Department of Water Resources
ECFA    --Educational & Cultural Facilities Authority
EDFA    --Economic Development Finance Authority
ETET    --Eagle Tax-Exempt Trust
FFCB    --Federal Farm Credit Bank
FGIC    --Financial Guaranty Insurance Corporation
FHA     --Federal Housing Authority
FHAG    --Federal Housing Agency
FHLB    --Federal Home Loan Bank
FHLMC   --Federal Home Loan Mortgage Corporation
FNMA    --Federal National Mortgage Association
GDR     --Global Depositary Receipt
GNMA    --Government National Mortgage Association
GO      --General Obligation
HCFR    --Healthcare Facilities Revenue
HEFA    --Health & Educational Facilities Authority
HEFAR   --Higher Education Facilities Authority Revenue
HFA     --Housing Finance Authority
HFFA    --Health Facilities Financing Authority
IDA     --Industrial Development Authority
IDAG    --Industrial Development Agency
IDR     --Industrial Development Revenue
LIBOR   --London Interbank Offered Rate
LLC     --Limited Liability Corporation
LOC     --Letter of Credit
LP      --Limited Partnership
MBIA    --Municipal Bond Insurance Association
MFHR    --Multi-Family Housing Revenue
MTN     --Medium Term Note
MUD     --Municipal Utility District
PCFA    --Pollution Control Finance Authority
PCR     --Pollution Control Revenue
PFA     --Public Finance Authority
PFFA    --Public Facilities Financing Authority
plc     --Public Limited Company
PSFG    --Public School Fund Guaranty
R&D     --Research & Development
RDA     --Redevelopment Authority
RDFA    --Redevelopment Finance Authority
REITS   --Real Estate Investment Trusts
SFHR    --Single Family Housing Revenue
SFMR    --Single Family Mortgage Revenue
SLMA    --Student Loan Marketing Association
TBA     --To Be Announced
TRAN    --Tax Revenue Anticipation Notes
USD     --Unified School District
XLCA    --XL Capital Assurance

[LOGO]
----------------
WELLS  ADVANTAGE
FARGO  FUNDS
----------------

More information about WELLS FARGO ADVANTAGE FUNDS(SM) is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com
Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member NASD/SIPC, an affiliate of Wells Fargo & Company.

                -----------------------------------------------------
                NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
                -----------------------------------------------------

--------------------------------------------------------------------------------
(C) 2007 Wells Fargo     www.wellsfargo.com/advantagefunds          103487 04-07
Funds Management,                                             AOUTLD/AR003 02/07
LLC. All rights
reserved.

                                                               [LOGO]
                                                               WELLS  ADVANTAGE
                                                               FARGO  FUNDS

--------------------------------------------------------------------------------
                                FEBRUARY 28, 2007
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]               Annual Report

--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

CLASS A, CLASS B, AND INVESTOR CLASS
Wells Fargo Advantage California Tax-Free Money Market Fund
Wells Fargo Advantage Government Money Market Fund
Wells Fargo Advantage Minnesota Money Market Fund
Wells Fargo Advantage Money Market Fund
Wells Fargo Advantage Municipal Money Market Fund
Wells Fargo Advantage National Tax-Free Money Market Fund
Wells Fargo Advantage Treasury Plus Money Market Fund
Wells Fargo Advantage 100% Treasury Money Market Fund

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Shareholders ...................................................     1
--------------------------------------------------------------------------------
Money Market Overview ....................................................     2
--------------------------------------------------------------------------------
Primary Investments ......................................................     4
--------------------------------------------------------------------------------
Performance Highlights
--------------------------------------------------------------------------------
   California Tax-Free Money Market Fund .................................     5
   Government Money Market Fund ..........................................     6
   Minnesota Money Market Fund ...........................................     7
   Money Market Fund .....................................................     8
   Municipal Money Market Fund ...........................................     9
   National Tax-Free Money Market Fund ...................................    10
   Treasury Plus Money Market Fund .......................................    11
   100% Treasury Money Market Fund .......................................    12
Fund Expenses (Unaudited) ................................................    13
--------------------------------------------------------------------------------
Portfolio of Investments
--------------------------------------------------------------------------------
   California Tax-Free Money Market Fund .................................    15
   Government Money Market Fund ..........................................    24
   Minnesota Money Market Fund ...........................................    27
   Money Market Fund .....................................................    30
   Municipal Money Market Fund ...........................................    36
   National Tax-Free Money Market Fund ...................................    42
   Treasury Plus Money Market Fund .......................................    59
   100% Treasury Money Market Fund .......................................    60
Financial Statements
--------------------------------------------------------------------------------
   Statements of Assets and Liabilities ..................................    62
   Statements of Operations ..............................................    64
   Statements of Changes in Net Assets ...................................    66
   Financial Highlights ..................................................    76
   Notes to Financial Highlights .........................................    80
Notes to Financial Statements ............................................    81
--------------------------------------------------------------------------------
Report of Independent Registered Public Accounting Firm ..................    89
--------------------------------------------------------------------------------
Other Information (Unaudited) ............................................    90
--------------------------------------------------------------------------------
List of Abbreviations ....................................................    93
--------------------------------------------------------------------------------

                -------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
                -------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS                  WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      Enclosed please find your WELLS FARGO ADVANTAGE MONEY MARKET FUNDS annual report for the 12-month period that ended February 28, 2007. On the following pages, you will find a discussion of the Funds, including performance highlights, information about the Funds' holdings, and the portfolio manager's strategic outlook.

REVIEW OF THE ECONOMY
--------------------------------------------------------------------------------

      The economy weathered several starts and stops during the period. By the second quarter of 2006, the U.S. economy was showing signs of slowing down. The housing market became sluggish, with mortgage applications falling and homes staying on the market for longer periods. Consumer confidence weakened, and the potential for inflation was hard to gauge. By the end of June 2006, real Gross Domestic Product (GDP) had slowed to 2.9%, driven mostly by a falloff in consumer spending from an unsustainable pace that had been set early in 2006. Other indicators, however, remained encouraging. Capital spending and the manufacturing sector continued to perform well. Most labor markets also remained healthy. These mixed economic indicators during the first six months of the period made it difficult to speculate about the Fed's next move in terms of raising or lowering the Federal funds rate.

      Then at its meeting on August 8, 2006, the Fed decided to leave the Federal funds rate unchanged at 5.25%. This decision signaled a stop to 17 consecutive interest rate hikes that began in June 2004. The Fed's pause in raising interest rates continued throughout the second half of the 12-month period and helped to keep mortgage interest rates near historic lows. During the second half of the reporting period, the economy slowed further, with growth in real GDP holding at around 2% by the end of the 12-month period and the unemployment rate staying at 4.5%. Household spending was sustained by healthy labor markets, solid growth in household incomes, and gains in net worth stemming from the strength in stock prices. Business spending strengthened in response to a steady outlook for sales and profits.

MONEY MARKET CURVE WAS RELATIVELY STABLE DURING THE PERIOD
--------------------------------------------------------------------------------

      Once it was clear that the Fed was taking a break from raising the Federal funds rate, market sentiment shifted a few times between caution and confidence. During this time of adjustment, the one-year money market rates moved from a high of 5.75% in July 2006 to a low of 5.11% by December 2006. They ended the period at the close of February 2007 at 5.24%, which represented an increase of approximately 0.74% when compared to the 4.50% money market rate reported at the beginning of the period in March 2006.

PLANNING AHEAD
--------------------------------------------------------------------------------

      As the reporting period came to a close, it was difficult to anticipate what the next move by the Fed might be, given the fact that economic activity was clearly slowing down. The uncertainty of future Fed action combined with other market forces supports our belief that successful investing includes a balanced approach of owning a diversified portfolio while keeping a long-term perspective. While diversification may not prevent losses in a downturn, it may help reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 120 Funds that cover a broad spectrum of investment styles and asset classes. Each Fund is managed according to a disciplined approach to investing that features the strategic thinking of portfolio managers chosen for their in-depth knowledge and methodology. We believe that our insistence on seeking money managers who share our dedication to pursuing consistent long-term results offers you a way to navigate changing market conditions and move forward with your financial planning.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                   MONEY MARKET OVERVIEW
--------------------------------------------------------------------------------

MONEY MARKET OVERVIEW

      This annual report covers the 12-month period from March 1, 2006, through February 28, 2007.

PRIME MONEY MARKET SECURITIES
--------------------------------------------------------------------------------

      After raising the target Federal funds rate by 0.25% at 17 consecutive meetings between June 2004 and June 2006, the Fed stopped raising the rate at its August 2006 meeting and held it steady at 5.25% through the end of the 12-month period. The money market yield curve was relatively flat during this time. Once it was clear that the Fed was taking a break from raising the Federal funds rate, the three-month London Inter-Bank Offered Rate (LIBOR) stabilized just under 5.40%. The money market yield curve responded to the volatility in the long-term U.S. bond market, and similar variation was reflected in the one-year LIBOR. As market sentiment moved from caution to ease to a steady outlook and then back to caution again, the one-year rates shifted between a high of 5.75% in July 2006 and a low of 5.11% in early December, back up to 5.40% in January 2007, and finally ended the period at 5.24%.

      Our strategy calls for us to adjust the duration of the portfolio's assets in light of the current trend in interest rates. Consequently, we decreased the portion of the portfolios in very short-term instruments as the direction of rates has changed, which resulted in an increase to the Funds' weighted average maturity.

      Because the direction of rates has turned sideways rather than higher, we have not aggressively purchased longer-dated securities, and neither did we pursue a barbell strategy that would have maturation concentrated in two extremes. For example, we increased the percentage of the assets in the Fund's portfolios maturing between 90 and 180 days (our middle range). Likewise, variable rate issues, which offer the interest rate sensitivity of fixed-rate instruments of shorter maturities but at a somewhat better yield, were also increased.

U.S. GOVERNMENT AGENCY SECURITIES
--------------------------------------------------------------------------------

      Yield spreads between LIBOR and U.S. government agency securities remained wide during the period mostly due to a reduced supply of federal agency obligations available on the market. Other factors contributing to the wide yield spreads between LIBOR and U.S. government agency securities included a continuing high demand for agency securities from foreign central banks and new regulatory requirements that forced the larger agencies to reduce their balance sheets in order to improve their capital ratios. If these trends continue, yields on agency obligations could potentially remain well below those of prime money market securities.

      For the most part, the government agency yield curve flattened during the period. The spread between one-month and one-year agency securities was as wide as 0.59% on March 7, 2006, before narrowing to 0.27% by mid-June 2006. As in the prime markets, this volatility in the yield curve could be traced to shifting perceptions about what the Fed's next move might be. After the Fed confirmed its continued path of raising interest rates at its June 2006 meeting, the agency curve widened to 0.47% on June 30, 2006. It was not long before market consensus shifted once again. In August the agency yield curve renewed its flattening tendency through the remainder of the reporting period, and it narrowed to (0.13)% by February 28, 2007.

U.S. TREASURY SECURITIES
--------------------------------------------------------------------------------

      The yields on short-term U.S. Government Treasury securities followed the general pattern of overall interest rates during most of the period. After rising from 4.60% at the beginning of March 2006 to 5.13% by late July, the yield on the three-month U.S. Treasury bill traded in a narrow range through August, mostly between 5.05% and 5.10%.

      After August, however, the yield on the U.S. Treasury bill experienced more volatility compared to other money market securities. This volatility was primarily due to technical and seasonal factors. Yields fell in September 2006 to 4.87% from July's high of 5.13%. The number of new issues offered in September fell in part to the U.S. Treasury's reduced need for new money. This lower supply, coupled with robust demand, drove yields lower. Yields rebounded in October 2006 before experiencing another precipitous drop in December for reasons similar to those a few months prior. Yields rebounded again toward the end of the reporting period, rising to 5.13% by February 28, 2007.

TAX-FREE SECURITIES
--------------------------------------------------------------------------------

      During March 2006, strong demand and a lack of supply resulted in weekly variable-rate demand notes (VRDNs) being relatively less attractive than taxable alternatives; this was happening at the same time that cash was pouring into the short end of the municipal bond market in advance of April tax payments. Short-term municipal bond interest rates began to increase as the April 15, 2006, tax payment deadline approached, though money continued to flow into money market funds into the third week of April. After the April tax cycle, rates on VRDNs stabilized. An attempt to push municipal rates much lower in June was met with strong resistance as investors sensitive to interest rates exercised their right to sell VRDNs back to the dealers. By the end of June 2006, rates increased to levels similar to those during tax season.

MONEY MARKET OVERVIEW                   WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

      In June the California note season took a different tone from the previous year. Investors remembered the poor performance of notes in 2005 and were concerned with potential interest rate increases. As a result, they showed little interest in buying notes this year. Dealers had become accustomed to heavy demand for notes even at levels that were relatively expensive. The first notes of the season were offered at 3.48%, just over 63% of the one-year LIBOR, and had to be repriced upward to 3.52%, closer to 64% of the one-year LIBOR. Issuance of nonspecialty state notes (notes issued by states that do not have an income tax) during the period was very light, and clearing levels for national paper were only slightly higher than they were for California paper.

      The yield spread between the general market's VRDNs and California's went from around 0.5% to greater than 0.10% in July, moved beyond 0.15% in October, and hit a sustained peak at a spread of around 0.20% by the end of November. As a result, the yield on the general market's VRDNs was 0.20% higher than what they were for California's. The spread finally began to lessen in February 2007 but was still 0.10% at the end of the 12-month period. Fixed-rate California paper traded during the period at spreads of 0.10% to 0.15% lower than general market paper of similar quality. The main cause for the disparity seemed to be a reduction in the number of California Revenue Anticipation Notes (RANs) issued. The dollar value of the RANs issued in 2005 that matured at the end of June 2006 was $3 billion. The 2006 RAN issues that will mature in June 2007 were not offered until October 2006, and their dollar value was $1.5 billion, one half of the previous year's value. Retail investor demand was sufficient to absorb the $1.5 billion in notes, and it became unnecessary to offer the notes to institutional investors at the time of issuance.

      Deal issuance was also cut in the general market. What is generally the largest short note issuance of the year, Texas Tax Revenue Anticipation Notes (TRANs), was cut from $6.2 billion down to $4.6 billion. Lack of note supply in the national market also meant that deals such as the Texas TRANs were strongly received by institutional investors who needed fixed-rate paper for their portfolios; these TRANs cleared at around 65% of the corresponding LIBOR rate. The effect was also felt in the tax-exempt commercial paper market, where most of the offerings in the fall of 2006 were priced in the high 3.40% range, even though the Bond Market Association (BMA) frequently reset in the mid 3.50% range.

      Overall rates in the short end of the municipal market were less volatile during the last year as measured by the ratio of the weekly BMA Municipal Swap Index to the one-month LIBOR rate. BMA peaked at approximately 75% of one-month LIBOR rate during April 2006 compared to 98% of the one-month LIBOR rate in April 2005. Relative to taxable securities, municipal securities were more expensive during the past year as well. On average, BMA was set at approximately 67.7% of the one-month LIBOR rate during the last year, compared to approximately 72.7% of the one-month LIBOR rate the previous year.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------

      While the Fed continues to express more concern about inflation and sees "firmer economic growth," the market's perception is that the economy is weakening. The market has vacillated between expecting and not expecting the Fed to cut the Federal funds target interest rate sometime during the first half of 2007.

      In response, the Fed has reiterated at the conclusion of its last five meetings that "the extent and timing of any additional firming will depend on the outlook for both inflation and economic growth." We believe that the next move by the Fed will be in the second half of 2007 and that to the surprise of the market, that move will be to increase the Federal funds rate instead of decreasing it. If that happens, it is not certain that all money market rates would resume their upward trend. Instead, rates may remain stable or even fall somewhat. We conclude that our prudent policy of modestly and opportunistically extending the Funds' average maturity is the best course at this time.

      AN INVESTMENT IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

--------------------------------------------------------------------------------

      The views expressed are as of February 28, 2007, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE MONEY MARKET FUNDS.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                     PRIMARY INVESTMENTS
--------------------------------------------------------------------------------

PRIMARY INVESTMENTS*
--------------------------------------------------------------------------------

                                          California                          Money    Municipal   National  Treasury    100%
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS   Tax-Free   Government  Minnesota  Market  Money Market  Tax-Free    Plus    Treasury
-------------------------------------------------------------------------------------------------------------------------------
   U.S. Treasury Securities                                X                   X                                 X         X
-------------------------------------------------------------------------------------------------------------------------------
   Repurchase Agreements                                   X                   X                                 X
-------------------------------------------------------------------------------------------------------------------------------
   U.S. Government Obligations                             X                   X
-------------------------------------------------------------------------------------------------------------------------------
   Commercial Paper                                                            X
-------------------------------------------------------------------------------------------------------------------------------
   Certificates of Deposit/Bankers
   Acceptances                                                                 X
-------------------------------------------------------------------------------------------------------------------------------
   Time Deposits                                                               X
-------------------------------------------------------------------------------------------------------------------------------
   Floating/Variable Rate
   Notes/Bonds                                 X           X          X        X           X          X
-------------------------------------------------------------------------------------------------------------------------------
   Mortgage and Asset-Backed
   Securities                                                                  X
-------------------------------------------------------------------------------------------------------------------------------
   Corporate Notes/Bonds                                                       X
-------------------------------------------------------------------------------------------------------------------------------
   Municipal Obligations                       X                      X                    X          X
-------------------------------------------------------------------------------------------------------------------------------
   Municipal Commercial Paper                  X                      X                    X          X
-------------------------------------------------------------------------------------------------------------------------------

* The chart highlights some of the primary investments that the Funds may make as part of their investment strategies. The chart does not identify all of the permitted investments for each Fund.

PERFORMANCE HIGHLIGHTS                  WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET FUND - CLASS A

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET FUND (the Fund) seeks current income exempt from federal income tax and California individual income tax, while preserving capital and liquidity.

ADVISER                                SUBADVISER
   Wells Fargo Funds Management, LLC      Wells Capital Management Incorporated

FUND MANAGER                           FUND INCEPTION DATE
   David D. Sylvester                     01/01/1992

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------
                                            6-Month*   1-Year   5-Year   10-Year
--------------------------------------------------------------------------------
   Class A                                    1.43      2.85     1.33     1.92
--------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT).

FUND YIELD SUMMARY 1 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------
   7-Day Current Yield                                                     2.94%
--------------------------------------------------------------------------------
   7-Day Compound Yield                                                    2.98%
--------------------------------------------------------------------------------
   30-Day Simple Yield                                                     2.90%
--------------------------------------------------------------------------------
   30-Day Compound Yield                                                   2.93%
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION 2 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Municipal Bonds                                                             (5%)
Municipal Demand Notes                                                     (87%)
Municipal Commercial Paper                                                  (8%)

FUND CHARACTERISTICS 2 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------
   Weighted Average Maturity                                             17 days
--------------------------------------------------------------------------------

MATURITY DISTRIBUTION 2 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Overnight                                                                  (13%)
2-14 days                                                                  (75%)
30-59 days                                                                  (2%)
60-89 days                                                                  (2%)
90-179 days                                                                 (8%)

--------------------------------------------------------------------------------

1 The Fund's adviser has committed through June 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 2.75%.

      Performance shown for the Class A shares of the WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET FUND for periods prior to November 8, 1999 reflects performance of the Class A shares of the Stagecoach California Tax-Free Money Market Fund, its predecessor fund.

2 Fund characteristics, portfolio composition and maturity distribution are subject to change.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                  PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND - CLASS A

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND (the Fund) seeks current income, while preserving capital and liquidity.

ADVISER                                SUBADVISER
   Wells Fargo Funds Management, LLC      Wells Capital Management Incorporated

FUND MANAGER                           FUND INCEPTION DATE
   David D. Sylvester                     11/16/1987

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------
                               6-Month*        1-Year       5-Year       10-Year
--------------------------------------------------------------------------------
   Class A                       2.35           4.61         2.01         3.28
--------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      THE U.S. GOVERNMENT GUARANTEE APPLIES TO CERTAIN OF THE UNDERLYING SECURITIES HELD BY THE FUND AND NOT TO SHARES OF THE FUND.

FUND YIELD SUMMARY 1 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------
   7-Day Current Yield                                                     4.69%
--------------------------------------------------------------------------------
   7-Day Compound Yield                                                    4.80%
--------------------------------------------------------------------------------
   30-Day Simple Yield                                                     4.69%
--------------------------------------------------------------------------------
   30-Day Compound Yield                                                   4.79%

PORTFOLIO COMPOSITION 2 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

REPURCHASE AGREEMENTS                                                      (72%)
FNMA                                                                        (8%)
FHLMC                                                                       (8%)
FHLB                                                                        (8%)
FFCB                                                                        (4%)

FUND CHARACTERISTICS 2 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------
   Weighted Average Maturity                                             16 days
--------------------------------------------------------------------------------

MATURITY DISTRIBUTION 2 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Overnight                                                                  (63%)
2-14 days                                                                  (16%)
15-29 days                                                                  (5%)
30-59 days                                                                  (8%)
60-89 days                                                                  (2%)
90-179 days                                                                 (4%)
180-269 days                                                                (1%)
270 + days                                                                  (1%)

--------------------------------------------------------------------------------

1 The Fund's adviser has committed through June 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 4.69%. As of February 28, 2007, the current expense ratio of the Fund was lower than the capped operating expense ratio so the current yield and the yield without waived fees and/or reimbursed expenses are identical.

      Performance shown for the Class A shares of the WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND for periods prior to November 8, 1999 reflects performance of the Fund's Service Class shares, adjusted to reflect the fees and expenses of the Class A shares.

2 Fund characteristics, portfolio composition and maturity distribution are subject to change.

PERFORMANCE HIGHLIGHTS                  WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE MINNESOTA MONEY MARKET FUND - CLASS A

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE MINNESOTA MONEY MARKET FUND (the Fund) seeks current income exempt from federal income tax and Minnesota individual income tax, but not the federal Alternative Minimum Tax, while preserving capital and liquidity.

ADVISER                                SUBADVISER
   Wells Fargo Funds Management, LLC      Wells Capital Management Incorporated

FUND MANAGER                           FUND INCEPTION DATE
   David D. Sylvester                     08/14/2000

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------
                           6-Month*        1-Year       5-Year      Life of Fund
--------------------------------------------------------------------------------
   Class A                   1.41          2.78         1.25              1.53
--------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT).

FUND YIELD SUMMARY 1 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------
   7-Day Current Yield                                                     2.89%
--------------------------------------------------------------------------------
   7-Day Compound Yield                                                    2.93%
--------------------------------------------------------------------------------
   30-Day Simple Yield                                                     2.85%
--------------------------------------------------------------------------------
   30-Day Compound Yield                                                   2.88%

PORTFOLIO COMPOSITION 2 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Municipal Commercial Paper                                                  (7%)
Municipal Demand Notes                                                     (88%)
Municipal Bonds                                                             (5%)

FUND CHARACTERISTICS 2 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------
   Weighted Average Maturity                                             16 days
--------------------------------------------------------------------------------

MATURITY DISTRIBUTION 2 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Overnight                                                                  (14%)
2-14 days                                                                  (74%)
30-59 days                                                                  (7%)
90-179 days                                                                 (5%)

--------------------------------------------------------------------------------

1 The Fund's adviser has committed through June 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 2.80%.

2 Fund characteristics, portfolio composition and maturity distribution are subject to change.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                  PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE MONEY MARKET FUND - CLASS A, B AND INVESTOR CLASS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE MONEY MARKET FUND (the Fund) seeks current income, while preserving capital and liquidity.

ADVISER                                SUBADVISER
   Wells Fargo Funds Management, LLC      Wells Capital Management Incorporated

FUND MANAGER                           FUND INCEPTION DATE
   David D. Sylvester                     07/01/1992

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------
                               6-Month*       1-Year        5-Year      10-Year
--------------------------------------------------------------------------------
   Class A                       2.31          4.54          1.95         3.29
--------------------------------------------------------------------------------
   Class B                       1.93          3.76          1.32         2.61
      INCLUDING SALES CHARGE    (3.07)        (1.24)         0.94         2.61
--------------------------------------------------------------------------------
   Investor Class                2.37          4.65          1.99         3.31
--------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE, BUT THE FUND'S CLASS B SHARES MAY BE SUBJECT TO A MAXIMUM CONTINGENT DEFERRED SALES CHARGE
(CDSC) OF 5.00%. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

FUND YIELD SUMMARY 1 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------
                                              Class A   Class B   Investor Class
--------------------------------------------------------------------------------
   7-Day Current Yield                         4.63%     3.88%         4.74%
--------------------------------------------------------------------------------
   7-Day Compound Yield                        4.73%     3.95%         4.85%
--------------------------------------------------------------------------------
   30-Day Simple Yield                         4.62%     3.87%         4.73%
--------------------------------------------------------------------------------
   30-Day Compound Yield                       4.72%     3.94%         4.83%

PORTFOLIO COMPOSITION 2 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Floating/Variable Rate Bonds/Notes                                         (26%)
Municipal Bonds/Notes                                                       (1%)
Repurchase Agreements                                                      (13%)
Time Deposits                                                              (11%)
Commerical Paper                                                           (40%)
Certificates of Deposit                                                     (3%)
Corporate Bonds                                                             (6%)

FUND CHARACTERISTICS 2 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------
   Weighted Average Maturity                                             33 days
--------------------------------------------------------------------------------

MATURITY DISTRIBUTION 2 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Overnight                                                                  (24%)
2-14 days                                                                  (26%)
15-29 days                                                                 (17%)
30-59 days                                                                 (14%)
60-89 days                                                                 (12%)
90-179 days                                                                 (6%)
270 + days                                                                  (1%)

--------------------------------------------------------------------------------

1 The Fund's adviser has committed through June 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 4.57%, 3.82%, and 4.40% for Class A, B, and Investor share Classes, respectively.

      Performance shown for the Class A shares of the WELLS FARGO ADVANTAGE MONEY MARKET FUND for periods prior to November 8, 1999, reflects the performance of the Class A shares of the Stagecoach Money Market Fund, its predecessor fund. Performance shown for the Class B shares for periods prior to November 8, 1999, reflects the performance of the Class S shares of the Stagecoach Money Market Fund, its predecessor fund. Performance shown for the Investor Class shares for the periods prior to April 11, 2005, reflects the performance of the Class A shares of the Fund, and includes fees and expenses that are not applicable and are higher than those of the Investor Class shares. The Class A shares annual returns are substantially similar to what the Investor Class shares returns would have been because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the classes do not have the same fees and expenses.

2 Fund characteristics, portfolio composition and maturity distribution are subject to change.

PERFORMANCE HIGHLIGHTS                  WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND - INVESTOR CLASS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND (the Fund) seeks current income exempt from federal income tax, while preserving capital and liquidity.

ADVISER                                SUBADVISER
   Wells Fargo Funds Management, LLC      Wells Capital Management Incorporated

FUND MANAGER                           FUND INCEPTION DATE
   David D. Sylvester                     10/23/1986

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------
                               6-Month*        1-Year        5-Year      10-Year
--------------------------------------------------------------------------------
   Investor Class                1.52           3.02          1.63         2.54
--------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT).

FUND YIELD SUMMARY 1 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------
   7-Day Current Yield                                                     3.12%
--------------------------------------------------------------------------------
   7-Day Compound Yield                                                    3.17%
--------------------------------------------------------------------------------
   30-Day Simple Yield                                                     3.08%
--------------------------------------------------------------------------------
   30-Day Compound Yield                                                   3.12%

PORTFOLIO COMPOSITION 2 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Municipal Demand Notes                                                     (93%)
Municipal Bonds                                                             (3%)
Municipal Commerical Paper                                                  (4%)

FUND CHARACTERISTICS 2 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------
   Weighted Average Maturity                                             14 days
--------------------------------------------------------------------------------

MATURITY DISTRIBUTION 2 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Overnight                                                                  (10%)
2-14 days                                                                  (82%)
30-59 days                                                                  (3%)
90-179 days                                                                 (4%)
270 + days                                                                  (1%)

--------------------------------------------------------------------------------

1 The Fund's adviser has committed through June 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 2.71%.

      Performance shown for the Investor Class shares of the WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND for periods prior to April 11, 2005, reflects the performance of the Investor Class shares of the Strong Municipal Money Market Fund, its predecessor fund.

2 Fund characteristics, portfolio composition and maturity distribution are subject to change.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                  PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND - CLASS A

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND (the Fund) seeks current income exempt from federal income tax, while preserving capital and liquidity.

ADVISER                                 SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGER                            FUND INCEPTION DATE
   David D. Sylvester                      08/03/1993

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------
                                        6-Month*    1-Year    5-Year    10-Year
--------------------------------------------------------------------------------
Class A                                   1.48       2.92      1.40       2.15
--------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT).

FUND YIELD SUMMARY 1 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------
   7-Day Current Yield                                                    3.01%
--------------------------------------------------------------------------------
   7-Day Compound Yield                                                   3.05%
--------------------------------------------------------------------------------
   30-Day Simple Yield                                                    2.97%
--------------------------------------------------------------------------------
   30-Day Compound Yield                                                  3.01%

PORTFOLIO COMPOSITION 2 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Municipal Commercial Paper                                                 (10%)
Municipal Demand Notes                                                     (83%)
Municipal Bonds                                                             (7%)

FUND CHARACTERISTICS 2 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------
   Weighted Average Maturity                                             20 days
--------------------------------------------------------------------------------

MATURITY DISTRIBUTION 2 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Overnight                                                                   (9%)
2-14 days                                                                  (74%)
30-59 days                                                                  (7%)
60-89 days                                                                  (1%)
90-179 days                                                                 (8%)
270 + days                                                                  (1%)

--------------------------------------------------------------------------------

1 The Fund's adviser has committed through June 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders.Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 3.01%. As of February 28, 2007, amounts waived and/or reimbursed did not have a material impact on the Fund's contractual expense ratio, therefore the current yield and the yield without waived fees and/or reimbursed expenses are identical.

      Performance shown for the Class A shares of the WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND for the periods prior to July 28, 2003 reflects performance of the Fund's Service Class shares adjusted for Class A fees and expenses. Performance shown for periods prior to November 8, 1999, reflects the performance of the Service Class (formerly Institutional Class) shares of the Norwest Advantage Municipal Money Market Fund, its predecessor fund.

2 Fund characteristics, portfolio composition and maturity distribution are subject to change.

PERFORMANCE HIGHLIGHTS                  WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND - CLASS A

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND (the Fund) seeks current income, while preserving capital and liquidity.

ADVISER                                 SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGER                            FUND INCEPTION DATE
   David D. Sylvester                      10/01/1985

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------
                                        6-Month*    1-Year    5-Year    10-Year
--------------------------------------------------------------------------------
Class A                                   2.32       4.54      1.95      3.25
--------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      THE U.S. GOVERNMENT GUARANTEE APPLIES TO CERTAIN OF THE UNDERLYING SECURITIES HELD BY THE FUND AND NOT TO SHARES OF THE FUND ITSELF.

FUND YIELD SUMMARY 1 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------
   7-Day Current Yield                                                    4.64%
--------------------------------------------------------------------------------
   7-Day Compound Yield                                                   4.75%
--------------------------------------------------------------------------------
   30-Day Simple Yield                                                    4.63%
--------------------------------------------------------------------------------
   30-Day Compound Yield                                                  4.73%

PORTFOLIO COMPOSITION 2 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Repurchase Agreements                                                      (94%)
U.S. Treasury Bills                                                         (6%)

FUND CHARACTERISTICS 2 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------
   Weighted Average Maturity                                              6 days
--------------------------------------------------------------------------------

MATURITY DISTRIBUTION 2 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Overnight                                                                 (91%)
15-29 days                                                                 (3%)
30-59 days                                                                 (5%)
90-179 days                                                                (1%)

--------------------------------------------------------------------------------

1 The Fund's adviser has committed through June 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders.Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 4.64%. As of February 28, 2007, the current expense ratio of the Fund was lower than the capped operating expense ratio so the current yield and the yield without waived fees and/or reimbursed expenses are identical.

      Performance shown for the Class A shares of the WELLS FARGO TREASURY PLUS MONEY MARKET FUND for the periods prior to July 28, 2003, reflects performance of the Fund's Service Class shares adjusted for Class A fees and expenses. Performance shown for periods prior to November 8, 1999, reflects performance of the Service Class shares of the Stagecoach Treasury Plus Money Market Fund, its predecessor fund. Performance shown for the period prior to October 1, 1995, through September 6, 1996, reflects performance of the Pacific American U.S.Treasury Portfolio, the predecessor portfolio. In July 1995, the Pacific American U.S.Treasury Portfolio was renamed the Pacifica Treasury Money Market Fund.

2 Fund characteristics, portfolio composition and maturity distribution are subject to change

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                  PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND - CLASS A

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND (the Fund) seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

ADVISER                                 SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGER                            FUND INCEPTION DATE
   David D. Sylvester                      12/03/1990

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------
                                        6-Month*    1-Year    5-Year    10-Year
--------------------------------------------------------------------------------
Class A                                   2.18       4.29      1.82      3.09
--------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      THE U.S. GOVERNMENT GUARANTEE APPLIES TO CERTAIN OF THE UNDERLYING SECURITIES HELD BY THE FUND AND NOT TO SHARES OF THE FUND ITSELF.

FUND YIELD SUMMARY 1 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------
   7-Day Current Yield                                                    4.43%
--------------------------------------------------------------------------------
   7-Day Compound Yield                                                   4.53%
--------------------------------------------------------------------------------
   30-Day Simple Yield                                                    4.40%
--------------------------------------------------------------------------------
   30-Day Compound Yield                                                  4.49%

PORTFOLIO COMPOSITION 2 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

U.S. Treasury Bills                                                       (100%)

FUND CHARACTERISTICS 2 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------
   Weighted Average Maturity                                             55 days
--------------------------------------------------------------------------------

MATURITY DISTRIBUTION 2 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Overnight                                                                   (7%)
2-14 days                                                                  (16%)
15-29 days                                                                 (17%)
30-59 days                                                                 (22%)
60-89 days                                                                 (22%)
90-179 days                                                                (14%)
180-269 days                                                                (2%)

--------------------------------------------------------------------------------

1 The Fund's adviser has committed through June 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders.Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 4.24%.

      Performance shown for the Class A shares of the WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND reflects performance of the Fund's Service Class shares, adjusted for Class A fees and expenses.

2 Fund characteristics, portfolio composition and maturity distribution are subject to change.

FUND EXPENSES (UNAUDITED)               WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2006 to February 28, 2007).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                   Beginning     Ending
                                                    Account      Account      Expenses    Net Annual
                                                     Value        Value     Paid During     Expense
                                                  09/01/2006   02/28/2007     Period(1)      Ratio
California Tax-Free Money Market Fund
----------------------------------------------------------------------------------------------------
California Tax-Free Money Market Fund - Class A
Actual                                            $ 1,000.00   $ 1,014.30      $ 3.25        0.65%
----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $ 1,000.00   $ 1,021.57      $ 3.26        0.65%
Government Money Market Fund
----------------------------------------------------------------------------------------------------
Government Money Market Fund - Class A
Actual                                            $ 1,000.00   $ 1,023.50      $ 3.26        0.65%
----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $ 1,000.00   $ 1,021.57      $ 3.26        0.65%
Minnesota Money Market Fund
----------------------------------------------------------------------------------------------------
Minnesota Money Market Fund - Class A
Actual                                            $ 1,000.00   $ 1,014.10      $ 4.00        0.80%
----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $ 1,000.00   $ 1,020.83      $ 4.01        0.80%
Money Market Fund
----------------------------------------------------------------------------------------------------
Money Market Fund - Class A
Actual                                            $ 1,000.00   $ 1,023.10      $ 3.81        0.76%
----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $ 1,000.00   $ 1,021.03      $ 3.81        0.76%
----------------------------------------------------------------------------------------------------
Money Market Fund - Class B
Actual                                            $ 1,000.00   $ 1,019.30      $ 7.56        1.51%
----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $ 1,000.00   $ 1,017.31      $ 7.55        1.51%
----------------------------------------------------------------------------------------------------
Money Market Fund - Investor Class
Actual                                            $ 1,000.00   $ 1,023.70      $ 3.26        0.65%
----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $ 1,000.00   $ 1,021.57      $ 3.26        0.65%
Municipal Money Market Fund
----------------------------------------------------------------------------------------------------
Municipal Money Market Fund - Investor Class
Actual                                            $ 1,000.00   $ 1,015.20      $ 3.20        0.64%
----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $ 1,000.00   $ 1,021.62      $ 3.21        0.64%

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS               FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

                                                   Beginning     Ending
                                                    Account      Account      Expenses    Net Annual
                                                     Value        Value     Paid During    Expense
                                                  09/01/2006   02/28/2007    Period(1)     Ratio
National Tax-Free Money Market Fund
----------------------------------------------------------------------------------------------------
National Tax-Free Money Market Fund - Class A
Actual                                            $ 1,000.00   $ 1,014.80      $ 3.25        0.65%
----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $ 1,000.00   $ 1,021.57      $ 3.26        0.65%
Treasury Plus Money Market Fund
----------------------------------------------------------------------------------------------------
Treasury Plus Money Market Fund - Class A
Actual                                            $ 1,000.00   $ 1,023.20      $ 3.26        0.65%
----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $ 1,000.00   $ 1,021.57      $ 3.26        0.65%
100% Treasury Money Market Fund
----------------------------------------------------------------------------------------------------
100% Treasury Money Market Fund - Class A
Actual                                            $ 1,000.00   $ 1,021.80      $ 3.26        0.65%
----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $ 1,000.00   $ 1,021.57      $ 3.26        0.65%

(1) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
MUNICIPAL BONDS & NOTES - 92.32%

CALIFORNIA - 90.98%
$     1,330,000    ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS
                   CALIFORNIA LA JOLLA COUNTY DAY SCHOOL SERIES A (PRIVATE
                   SCHOOL REVENUE, ALLIED IRISH BANK PLC LOC)+/-@                       3.60%      09/01/2036      $      1,330,000
     11,200,000    ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS
                   CALIFORNIA MFHR FINE ARTS BUILDING PROJECTS A (HOUSING
                   REVENUE LOC)+/-@                                                     3.67       07/15/2035            11,200,000
      6,965,000    ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS
                   CALIFORNIA MFHR GAIA BUILDING PROJECT SERIES A (HOUSING
                   REVENUE LOC, FNMA INSURED)+/-@                                       3.67       09/15/2032             6,965,000
      8,970,000    ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS
                   CALIFORNIA MFHR GENEVA POINTE APARTMENTS A (HOUSING
                   REVENUE LOC)+/-@                                                     3.66       03/15/2037             8,970,000
     17,000,000    ABN AMRO MUNITOPS CERTIFICATES TRUST 2000-5 (OTHER
                   REVENUE LOC, FGIC INSURED)+/-@ ++                                    3.69       05/07/2008            17,000,000
      5,000,000    ABN AMRO MUNITOPS CERTIFICATES TRUST 2005-38 (PROPERTY
                   TAX REVENUE, MBIA INSURED)+/-@ (I)                                   3.59       05/01/2013             5,000,000
      8,500,000    ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-40 (PROPERTY
                   TAX REVENUE, FIRST SECURITY BANK LOC)+/-@                            3.66       08/01/2013             8,500,000
      9,350,000    ABN AMRO MUNITOPS CERTIFICATES TRUST 2007-05 (LEASE
                   REVENUE, MBIA INSURED)+/-@                                           3.68       11/01/2027             9,350,000
     11,330,000    AFFORDABLE HOUSING AGENCY CALIFORNIA MFHR WESTRIDGE
                   HILLTOP SERIES A (HOUSING REVENUE LOC)+/-@                           3.58       09/15/2033            11,330,000
      7,645,000    ALHAMBRA CA USD (PROPERTY TAX REVENUE LOC)+/-@                       3.65       08/01/2026             7,645,000
      6,000,000    ANAHEIM CA HOUSING AUTHORITY SEA WIND APARTMENTS PROJECT
                   SERIES C (MFHR LOC, FNMA INSURED)+/-@                                3.66       07/15/2033             6,000,000
      8,160,000    ANAHEIM CA PFA LEASE REVENUE (OTHER REVENUE LOC, FSA
                   INSURED)+/-@                                                         3.68       09/01/2024             8,160,000
      2,460,000    APPLE VALLEY CA UNIVERSITY SCHOOL DISTRICT SERIES 524
                   (PROPERTY TAX REVENUE LOC)+/-@                                       3.65       08/01/2012             2,460,000
      6,800,000    AZUSA CA PACIFIC GLEN APARTMENTS PROJECT (MFHR, FNMA
                   INSURED)+/-@                                                         3.54       07/15/2015             6,800,000
     17,650,000    BIG BEAR LAKE CA INDUSTRIAL REVENUE SOUTHWEST GAS
                   CORPORATION PROJECT SERIES A (IDR LOC)+/-@                           3.52       12/01/2028            17,650,000
      8,830,000    CALIFORNIA ADVENTIST HEALTH SYSTEMS SERIES A (HFFA
                   REVENUE, WACHOVIA BANK NA LOC)+/-@                                   3.60       09/01/2025             8,830,000
     16,450,000    CALIFORNIA ADVENTIST HEALTH SYSTEMS SERIES B (HFFA
                   REVENUE, WACHOVIA BANK NA LOC)+/-@                                   3.60       09/01/2025             16,450,000
      5,500,000    CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY PITZER
                   COLLEGE SERIES B (COLLEGE & UNIVERSITY REVENUE, BANK OF NEW
                   YORK LOC)+/-@                                                        3.55       04/01/2045             5,500,000
      3,540,000    CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE ART
                   CENTER DESIGN COLLEGE SERIES A ALLIED IRISH BANK PLC LOC
                   (EDUCATIONAL FACILITIES REVENUE LOC)+/-@                             3.55       12/01/2032             3,540,000
      7,790,000    CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE SANTA
                   CLARA UNIVERSITY SERIES B MBIA INSURED (EDUCATIONAL
                   FACILITIES REVENUE LOC)+/-@                                          3.55       02/01/2032             7,790,000
     19,800,000    CALIFORNIA HFA HOME MORTGAGE SERIES C (HOUSING REVENUE)
                   +/-@                                                                 3.62       02/01/2037            19,800,000
     10,260,000    CALIFORNIA HFA HOME MORTGAGE SERIES F (HOUSING REVENUE,
                   FORTIS BANQUE LOC)+/-@                                               3.62       08/01/2040            10,260,000
     7,400,000     CALIFORNIA HFA HOME MORTGAGE SERIES F (HOUSING REVENUE,
                   FORTIS BANQUE LOC)+/-@                                               3.62       02/01/2041             7,400,000
     20,425,000    CALIFORNIA HFA HOME MORTGAGE SERIES F (OTHER REVENUE,
                   LLOYDS BANK LOC)+/-@                                                 3.53       02/01/2037            20,425,000
     14,600,000    CALIFORNIA HFA HOME MORTGAGE SERIES X2 (HOUSING REVENUE,
                   FIRST SECURITY BANK LOC)+/-@                                         3.47       08/01/2031            14,600,000
     43,700,000    CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES E1 (HOUSING
                   REVENUE LOC)+/-@                                                     3.53       02/01/2023            43,700,000
     1,050,000     CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES E2 (HOUSING
                   REVENUE)+/-@                                                         3.53       02/01/2035             1,050,000
     12,265,000    CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES F (HOUSING
                   REVENUE LOC, FSA INSURED)+/-@                                        3.53       02/01/2034            12,265,000
     30,000,000    CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES F (HOUSING
                   REVENUE)+/-@                                                         3.53       02/01/2038            30,000,000
      4,400,000    CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES U (HOUSING
                   REVENUE LOC)+/-@                                                     3.53       02/01/2017             4,400,000
      5,360,000    CALIFORNIA HFA REVENUE HOUSING PROGRAM SERIES A (HOUSING
                   REVENUE LOC)+/-@                                                     3.53       08/01/2036             5,360,000
     16,985,000    CALIFORNIA HOME MORTGAGE SERIES F (HOUSING REVENUE, FIRST
                   SECURITY BANK LOC)+/-@                                               3.53       02/01/2022            16,985,000
      1,845,000    CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK IDR
                   FISH HOUSE FOODS INCORPORATED PROJECT (ECONOMIC DEVELOPMENT
                   REVENUE, COMERICA BANK CA LOC)+/-@                                   3.56       09/01/2024             1,845,000

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
CALIFORNIA (CONTINUED)
$     7,000,000    CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT REVENUE
                   SOUTHERN CA PUBLIC RADIO PROJECT (OTHER REVENUE, ALLIED
                   IRISH BANK PLC LOC)+/-@                                              3.54%      09/01/2025      $      7,000,000
      5,000,000    CALIFORNIA PCFA ENVIRONMENTAL IMPROVEMENT REVENUE (IDR
                   LOC)+/-@                                                             3.48       09/01/2017             5,000,000
      8,500,000    CALIFORNIA PCFA PACIFIC GAS & ELECTRIC SERIES F (IDR,
                   BANK ONE CHICAGO NA LOC)+/-@                                         3.53       11/01/2026             8,500,000
      2,300,000    CALIFORNIA PCFA WADHAM ENERGY (PCR LOC)+/-@                          3.55       11/01/2017             2,300,000
     17,715,000    CALIFORNIA SCHOOL CASH RESERVE PROGRAM COP SERIES A (GO -
                   SCHOOL DISTRICTS)                                                    4.50       07/06/2007            17,774,543
     58,540,000    CALIFORNIA SERIES H (HFFA REVENUE, BANK OF AMERICA NA
                   LOC)+/-@                                                             3.43       07/01/2035            58,540,000
     61,100,000    CALIFORNIA SERIES J (HFFA REVENUE, BANK OF AMERICA LOC)
                   +/-@                                                                 3.43       07/01/2033            61,100,000
      5,285,000    CALIFORNIA STATE (PROPERTY TAX REVENUE, MBIA INSURED)+/-@            3.65       03/01/2024             5,285,000
     66,330,000    CALIFORNIA STATE CLASS A (PROPERTY TAX REVENUE, FIRST
                   SECURITY BANK LOC)+/-@                                               3.66       08/01/2025            66,330,000
      4,410,000    CALIFORNIA STATE DAILY KINDERGARTEN UNIVERSITY SERIES B3
                   (PROPERTY TAX REVENUE, CITIBANK NA LOC)+/-@                          3.67       12/01/2032             4,410,000
     79,625,000    CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B1
                   (POWER REVENUE)+/-@                                                  3.53       05/01/2022            79,625,000
     13,400,000    CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B2
                   (POWER REVENUE, BNP PARIBAS LOC)+/-@                                 3.55       05/01/2022            13,400,000
     74,900,000    CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C1
                   (POWER REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-@                3.61       05/01/2022            74,900,000
     14,050,000    CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C15
                   (POWER REVENUE, BANK OF NOVA SCOTIA LOC)+/-@                         3.48       05/01/2022            14,050,000
     38,005,000    CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C4
                   (POWER REVENUE, JPMORGAN LOC)+/-@                                    3.49       05/01/2022            38,005,000
     20,000,000    CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C9
                   (ELECTRIC REVENUE LOC)+/-@                                           3.58       05/01/2022            20,000,000
      4,400,000    CALIFORNIA STATE DWR POWER SUPPLY SERIES C-13 (UTILITIES
                   REVENUE, FIRST SECURITY BANK LOC)+/-@                                3.55       05/01/2022             4,400,000
      8,925,000    CALIFORNIA STATE DWR POWER SUPPLY SERIES C11 (POWER
                   REVENUE, KBC BANK NV LOC)+/-@                                        3.60       05/01/2022             8,925,000
      6,670,000    CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES F2 (WATER
                   REVENUE, JPMORGAN CHASE BANK LOC)+/-@                                3.51       05/01/2020             6,670,000
     42,085,000    CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES F3 (WATER
                   REVENUE, BANK OF NEW YORK LOC)+/-@                                   3.53       05/01/2021            42,085,000
     61,890,000    CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES F4 (WATER
                   REVENUE, BANK OF AMERICA LOC)+/-@                                    3.53       05/01/2022            61,890,000
      8,200,000    CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G1 (WATER
                   REVENUE)+/-@                                                         3.61       05/01/2011             8,200,000
     73,410,000    CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G13 (WATER
                   REVENUE)+/-@                                                         3.48       05/01/2018            73,410,000
      4,000,000    CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G6 (WATER
                   REVENUE, FIRST SECURITY BANK LOC)+/-@                                3.61       05/01/2017             4,000,000
      8,500,000    CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G7 (WATER
                   REVENUE)+/-@                                                         3.60       05/01/2017             8,500,000
     29,210,000    CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G8 (WATER
                   REVENUE, MBIA INSURED)+/-@                                           3.56       05/01/2018            29,210,000
     30,400,000    CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G9 (WATER
                   REVENUE)+/-@                                                         3.61       05/01/2018            30,400,000
      4,200,000    CALIFORNIA STATE ECONOMIC DEVELOPMENT FINANCING AUTHORITY
                   SERRA MICROCHASSIS PROJECT (IDR, US BANK NA LOC)+/-@                 3.64       08/01/2027             4,200,000
     22,705,000    CALIFORNIA STATE ECONOMIC RECOVERY (SALES TAX REVENUE,
                   MBIA INSURED)+/-@                                                    3.65       07/01/2014            22,705,000
     15,575,000    CALIFORNIA STATE ECONOMIC RECOVERY PUTTERS SERIES 446
                   (ECONOMIC DEVELOPMENT REVENUE LOC)+/-@                               3.65       01/01/2012            15,575,000
      7,550,000    CALIFORNIA STATE ECONOMIC RECOVERY REVENUE SERIES C-7
                   (SALES TAX REVENUE LOC)+/-@                                          3.58       07/01/2023             7,550,000
     18,750,000    CALIFORNIA STATE ECONOMIC RECOVERY SERIES C11 (SALES TAX
                   REVENUE LOC)+/-@                                                     3.37       07/01/2023            18,750,000
     10,250,000    CALIFORNIA STATE ECONOMIC RECOVERY SERIES C21 (SALES TAX
                   REVENUE, XL CAPITAL ASSURANCE COMPANY INSURED)+/-@                   3.44       07/01/2023            10,250,000
      2,700,000    CALIFORNIA STATE MUNICIPAL SECURITIES TRUST RECEIPTS
                   SERIES JPMC3 (OTHER REVENUE LOC)+/-@                                 3.60       06/01/2013             2,700,000
      6,600,000    CALIFORNIA STATE PUBLIC WORKS BOARD (COLLEGE & UNIVERSITY
                   REVENUE, MBIA INSURED)+/-@                                           3.65       11/01/2023             6,600,000
     15,705,000    CALIFORNIA STATE PUBLIC WORKS BOARD CERTIFICATES SERIES D
                   (LEASE REVENUE, AMBAC INSURED)+/-@                                   3.65       12/01/2019            15,705,000

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (CONTINUED)
$     4,865,000    CALIFORNIA STATE PUBLIC WORKS BOARD LEASE REVENUE (COLLEGE &
                   UNIVERSITY REVENUE LOC)+/-@                                         3.65%         11/01/2012    $      4,865,000
      4,700,000    CALIFORNIA STATE PUTTERS SERIES 142 (GO - STATES, TERRITORIES
                   LOC, FGIC INSURED)+/-@                                              3.65          12/01/2029           4,700,000
      5,540,000    CALIFORNIA STATE RESOURCE RECOVERY RR II R 6013 (SALES TAX
                   REVENUE, FGIC INSURED)+/-@                                          3.65          07/01/2014           5,540,000
      5,890,000    CALIFORNIA STATE SERIES 1320 (COLLEGE & UNIVERSITY REVENUE,
                   AMBAC INSURED)+/-@                                                  3.65          11/01/2026           5,890,000
      2,995,000    CALIFORNIA STATE SERIES 1435 (COLLEGE & UNIVERSITY REVENUE,
                   MBIA INSURED)+/-@                                                   3.65          11/01/2013           2,995,000
     14,000,000    CALIFORNIA STATE SERIES A SUBSERIES A3 (OTHER REVENUE, BANK
                   OF AMERICA LOC)+/-@                                                 3.43          05/01/2040          14,000,000
     24,420,000    CALIFORNIA STATE SERIES B SUBSERIES B1 (OTHER REVENUE, BANK
                   OF AMERICA LOC)+/-@                                                 3.43          05/01/2040          24,420,000
      9,330,000    CALIFORNIA STATE SERIES B1 (GO - SCHOOL DISTRICTS, BANQUE
                   NATIONALE PARIS LOC)+/-@                                            3.43          05/01/2033           9,330,000
      6,200,000    CALIFORNIA STATE SERIES B3 (GO - STATES, TERRITORIES
                   LOC)+/-@                                                            3.36          05/01/2033           6,200,000
      4,425,000    CALIFORNIA STATE SERIES D11 (GO - STATES, TERRITORIES, AMBAC
                   INSURED)+/-@                                                        3.54          10/01/2027           4,425,000
     26,675,000    CALIFORNIA STATE WEEKLY KINDERGARTEN UNIVERSITY PUBLIC B-5
                   (PROPERTY TAX REVENUE LOC)+/-@                                      3.56          05/01/2034          26,675,000
      2,155,000    CALIFORNIA STATEWIDE CDA AEGIS MORAGA PROJECT C (MFHR, FNMA
                   INSURED)+/-@                                                        3.65          07/01/2027           2,155,000
      6,270,000    CALIFORNIA STATEWIDE CDA AEGIS PLEASANT HILL SERIES H
                   (MFHR)+/-@                                                          3.66          07/01/2027           6,270,000
      2,505,000    CALIFORNIA STATEWIDE CDA GRANDE APARTMENTS SERIES TT (HOUSING
                   REVENUE, FNMA INSURED)+/-@                                          3.70          12/15/2034           2,505,000
      8,500,000    CALIFORNIA STATEWIDE CDA HORIZONS INDIO SERIES F (HOUSING
                   REVENUE, CITIBANK NA LOC)+/-@                                       3.69          07/01/2038           8,500,000
     11,337,000    CALIFORNIA STATEWIDE CDA IVY HILL APARTMENTS PROJECT SERIES I
                   (MFHR, FNMA INSURED)+/-@                                            3.66          02/01/2033          11,337,000
      5,580,000    CALIFORNIA STATEWIDE CDA LA PUENTE APARTMENTS SERIES JJ
                   (MFHR, US BANK NA LOC)+/-@                                          3.64          11/01/2031           5,580,000
     18,110,000    CALIFORNIA STATEWIDE CDA LIVERMORE VALLEY ARTS CENTER PROJECT
                   (OTHER REVENUE, BANK OF NEW YORK LOC)+/-@                           3.43          12/01/2036          18,110,000
      5,500,000    CALIFORNIA STATEWIDE CDA MFHR ARBOR RIDGE APARTMENTS SERIES X
                   FNMA INSURED (HOUSING REVENUE LOC)+/-@                              3.70          11/15/2036           5,500,000
     10,000,000    CALIFORNIA STATEWIDE CDA MFHR BELMONT PROJECT SERIES F (MFHR
                   LOC)+/-@                                                            3.66          06/15/2038          10,000,000
     10,090,000    CALIFORNIA STATEWIDE CDA MFHR BYRON PARK PROJECT C+/-@              3.70          01/20/2031          10,090,000
     10,900,000    CALIFORNIA STATEWIDE CDA MFHR CANYON COUNTRY APARTMENTS
                   SERIES M (MFHR LOC, FHLMC INSURED)+/-@                              3.66          12/01/2034          10,900,000
      2,900,000    CALIFORNIA STATEWIDE CDA MFHR GLEN HAVEN APARTMENTS SERIES AA
                   (HOUSING REVENUE LOC)+/-@                                           3.71          12/01/2011           2,900,000
      3,985,000    CALIFORNIA STATEWIDE CDA MFHR GRANITE OAKS APARTMENTS SERIES
                   R (MFHR LOC, FNMA INSURED)+/-@                                      3.66          10/15/2030           3,985,000
      7,060,000    CALIFORNIA STATEWIDE CDA MFHR LORENA TERRACE SERIES DDD
                   (CITIBANK LOC)+/-@                                                  3.69          12/01/2036           7,060,000
      3,200,000    CALIFORNIA STATEWIDE CDA MFHR SERIES AA (HOUSING REVENUE
                   LOC)+/-@                                                            3.66          04/15/2035           3,200,000
      8,640,000    CALIFORNIA STATEWIDE CDA OLYMPUS PARK APARTMENTS SERIES Y
                   (MFHR, FNMA INSURED)+/-@                                            3.66          10/15/2030           8,640,000
      5,555,000    CALIFORNIA STATEWIDE CDA PROSPECT SIERRA SCHOOL (OTHER
                   REVENUE, BANK OF AMERICA LOC)+/-@                                   3.55          09/01/2036           5,555,000
     21,500,000    CALIFORNIA STATEWIDE CDA SERIES A1 (OTHER REVENUE)                  4.50          06/29/2007          21,562,092
     21,500,000    CALIFORNIA STATEWIDE CDA SERIES A4 RIVERSIDE COUNTY (OTHER
                   REVENUE)                                                            4.50          06/29/2007          21,564,177
      4,250,000    CALIFORNIA STATEWIDE CDA STONERIDGE ELK GROVE SERIES Q
                   (HOUSING REVENUE, CITIBANK NA LOC)+/-@                              3.69          10/01/2038           4,250,000
     10,000,000    CALIFORNIA STATEWIDE CDA UNIVERSITY OF SAN DIEGO (COLLEGE &
                   UNIVERSITY REVENUE, BANQUE NATIONALE PARIS LOC)+/-@                 3.41          10/01/2045          10,000,000
     17,065,000    CAMARILLO CA MFHR HACIENDA DE CAMARILLO PROJECT (MFHR LOC,
                   FNMA INSURED)+/-@                                                   3.66          10/15/2026          17,065,000
      3,280,000    CARSON CA REDEVELOPMENT AGENCY SERIES 2076 MBIA INSURED (TAX
                   INCREMENTAL REVENUE LOC)+/-@                                        3.65          10/01/2019           3,280,000

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (CONTINUED)
$     5,185,000    COACHELLA VALLEY CA UNIVERSITY SCHOOL FUNDING PROJECT 2006
                   (EDUCATIONAL FACILITIES REVENUE, FIRST SECURITY BANK LOC)+/-@       3.57%         09/01/2036    $      5,185,000
      5,100,000    COLTON CA REDEVELOPMENT AGENCY COP LAS PALOMAS ASSOCIATION
                   PROJECT CITY NATIONAL BANK LOC (IDR LOC)+/-@                        3.55          11/01/2015           5,100,000
      2,100,000    CONCORD CA MFHR (OTHER REVENUE LOC)+/-@                             3.63          12/01/2016           2,100,000
     16,185,000    CONTRA COSTA COUNTY CA HOME MORTGAGE REVENUE CERTIFICATES
                   SERIES A (HOUSING REVENUE LOC)+/-@                                  3.68          12/01/2015          16,185,000
      2,000,000    CONTRA COSTA COUNTY CA MFHR (HOUSING REVENUE LOC)+/-@               3.64          10/15/2033           2,000,000
      8,000,000    CONTRA COSTA COUNTY CA MFHR DELTA SQUARE APARTMENTS PROJECT
                   SERIES H (MFHR LOC, FNMA INSURED)+/-@                               3.58          10/15/2029           8,000,000
      2,000,000    CONTRA COSTA COUNTY CA MFHR SERIES B REMARKETED 09/28/94
                   (MFHR LOC, FNMA INSURED)+/-@                                        3.45          11/15/2022           2,000,000
      4,510,000    CORONA CA COP (LEASE REVENUE, MBIA INSURED)+/-@                     3.65          03/01/2011           4,510,000
     11,000,000    CORONA CA HOUSEHOLD BANK PROJECT B+/-@                              3.55          02/01/2023          11,000,000
      4,000,000    EAGLE TAX-EXEMPT TRUST CERTIFICATE SERIES 970503 (CALIFORNIA
                   STATE PUBLIC WORKS BOARD LEASE REVENUE SERIES C) AMBAC
                   INSURED (LEASE REVENUE LOC)+/-@                                     3.66          09/01/2017           4,000,000
     10,925,000    EAST BAY CA MUD SUBSERIES B1 (WATER REVENUE, XL CAPITAL
                   ASSURANCE COMPANY INSURED)+/-@                                      3.55          06/01/2038          10,925,000
      6,335,000    EAST BAY CA MUD WATER SYSTEM REVENUE (WATER & WASTEWATER
                   AUTHORITY REVENUE LOC)+/-@                                          3.65          06/01/2020           6,335,000
      3,600,000    EL CAMINO CA HOSPITAL DISTRICT (PROPERTY TAX REVENUE, MBIA
                   INSURED)+/-@                                                        3.65          08/01/2036           3,600,000
      1,700,000    FREMONT CA COP (LEASE REVENUE, KBC BANK NV LOC)+/-@                 3.65          08/01/2022           1,700,000
      5,000,000    FREMONT CA TREETOPS APARTMENTS SERIES A (HOUSING REVENUE,
                   FNMA INSURED)+/-@                                                   3.66          08/15/2026           5,000,000
      3,500,000    FREMONT CA USD COP (OTHER REVENUE, FIRST SECURITY BANK
                   LOC)+/-@                                                            3.57          09/01/2030           3,500,000
     11,150,000    FRESNO CA SEWER REVENUE SUBORDINATE LIEN SERIES A (SEWER
                   REVENUE LOC)+/-@                                                    3.42          09/01/2025          11,150,000
      5,720,000    GOLDEN WEST CA SCHOOLS FINANCING AUTHORITY (PROPERTY TAX
                   REVENUE, FGIC INSURED)+/-@                                          3.65          09/01/2024           5,720,000
      4,125,000    HAWTHORNE CA (SPECIAL TAX REVENUE, CITIBANK NA LOC)+/-@             3.65          09/01/2036           4,125,000
      7,400,000    HAYWARD CA HOUSING AUTHORITY MFHR BARRINGTON HILLS SERIES A
                   (HOUSING REVENUE LOC, FNMA INSURED)+/-@                             3.45          06/15/2025           7,400,000
      4,000,000    HAYWARD CA MFHR SHOREWOOD SERIES A REMARKETED 03/17/94 (MFHR
                   LOC, FGIC INSURED)+/-@                                              3.60          07/15/2014           4,000,000
      6,450,000    HAYWARD CA MFHR TENNYSON GARDENS APARTMENTS PROJECT SERIES A
                   (HOUSING REVENUE LOC, US BANK NA INSURED)+/-@                       3.64          08/01/2032           6,450,000
      1,000,000    HEMET CA MFHR SUNWEST RETIREMENT SERIES A (MFHR LOC, FHLMC
                   INSURED)+/-@                                                        3.58          01/01/2025           1,000,000
     13,085,000    HILLSBOROUGH CA COP WATER & SEWER SYSTEMS PROJECTS SERIES A
                   (PROPERTY TAX REVENUE, JPMORGAN CHASE BANK LOC)+/-@                 3.61          06/01/2033          13,085,000
      5,500,000    LANCASTER CA REDEVELOPMENT AGENCY MFHR 20TH STREET APARTMENTS
                   PROJECT SERIES C (HOUSING REVENUE LOC)+/-@                          3.58          12/01/2026           5,500,000
     13,485,000    LODI CA ELECTRIC SYSTEMS REVENUE COP (ELECTRIC REVENUE
                   LOC)+/-@                                                            3.42          07/01/2032          13,485,000
      4,700,000    LONG BEACH CA (HARBOR DEPARTMENT REVENUE, FGIC INSURED)+/-@         3.69          05/15/2017           4,700,000
     16,905,000    LONG BEACH CA COMMUNITY COLLEGE DISTRICT SERIES 1399
                   (PROPERTY TAX REVENUE, FGIC INSURED)+/-@                            3.64          05/01/2030          16,905,000
      7,490,000    LONG BEACH CA HARBOR REVENUE (OTHER REVENUE LOC)+/-@                3.69          05/15/2020           7,490,000
      2,560,000    LONG BEACH CA HARBOR REVENUE FLOATS PT-2756 (AIRPORT REVENUE
                   LOC)+/-@                                                            3.69          05/15/2025           2,560,000
      2,800,000    LONG BEACH CA HARBOR REVENUE P-FLOATS-PA 651 (AIRPORT REVENUE
                   LOC)+/-@                                                            3.69          05/15/2019           2,800,000
      2,135,000    LONG BEACH CA HARBOR REVENUE SERIES 418 (AIRPORT REVENUE LOC,
                   FGIC INSURED)+/-@                                                   3.67          05/15/2020           2,135,000
     14,695,000    LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY (LEASE REVENUE,
                   AMBAC INSURED)+/-@                                                  3.65          09/01/2030          14,695,000
      3,325,000    LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY MFHR (HOUSING
                   REVENUE LOC)+/-@                                                    3.55          04/01/2030           3,325,000
     29,735,000    LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY MFHR WILSHIRE
                   STATION APARTMENTS SERIES A (HOUSING REVENUE LOC)+/-@               3.67          10/15/2038          29,735,000

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
CALIFORNIA (CONTINUED)
$    14,200,000    LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY WILLSHIRE
                   STATION APARTMERNTS SERIES A (MFHR, BANK OF AMERICA NA
                   LOC)+/-@                                                            3.67%         10/15/2038    $     14,200,000
     20,900,000    LOS ANGELES CA CONVENTION & EXHIBIT CENTER AUTHORITY SERIES
                   E (LEASE REVENUE, AMBAC INSURED)+/-@                                3.42          08/15/2021          20,900,000
      2,000,000    LOS ANGELES CA DEPARTMENT OF AIRPORTS LOS ANGELES
                   INTERNATIONAL AIRPORT SERIES C1 (AIRPORT REVENUE, BANQUE
                   NATIONALE PARIS LOC)+/-@                                            3.42          05/15/2020           2,000,000
      9,250,000    LOS ANGELES CA DEPARTMENT WATER & POWER CLASS A (WATER
                   REVENUE, AMBAC INSURED)+/-@                                         3.66          07/01/2035           9,250,000
      4,700,000    LOS ANGELES CA MFHR FOUNTAIN PARK PROJECT SERIES P (MFHR
                   LOC)+/-@                                                            3.56          04/15/2033           4,700,000
      1,000,000    LOS ANGELES CA MFHR LA BREA APARTMENT PROJECT SERIES G
                   (MFHR, CITIBANK NA LOC)+/-@                                         3.56          12/01/2030           1,000,000
      5,300,000    LOS ANGELES CA MFHR MASSELIN MANOR HOUSING PROJECT (MFHR,
                   BANK OF AMERICA NT & SA LOC)+/-@                                    3.65          07/01/2015           5,300,000
      5,500,000    LOS ANGELES CA PA 554 (GO - STATES, TERRITORIES, MERRILL
                   LYNCH CAPITAL SERVICESLOC)+/-@                                      3.65          09/01/2015           5,500,000
     16,000,000    LOS ANGELES CA POWER SYSTEM SUBSERIES A2 (POWER REVENUE, US
                   BANK NA LOC)+/-@                                                    3.60          07/01/2035          16,000,000
      8,875,000    LOS ANGELES CA POWER SYSTEM SUBSERIES A3 (POWER REVENUE)+/-@        3.56          07/01/2035           8,875,000
     19,095,000    LOS ANGELES CA POWER SYSTEM SUBSERIES A6 (UTILITIES
                   REVENUE)+/-@                                                        3.60          07/01/2035          19,095,000
      5,855,000    LOS ANGELES CA POWER SYSTEM SUBSERIES A8 (WATER REVENUE)+/-@        3.58          07/01/2035           5,855,000
      5,490,000    LOS ANGELES CA SANITATION EQUIPMENT PROJECT 3343 (OTHER
                   REVENUE, FGIC INSURED)+/-@                                          3.65          02/01/2019           5,490,000
     14,912,500    LOS ANGELES CA SERIES 1400 (SEWER REVENUE, MBIA INSURED)+/-@        3.64          06/01/2026          14,912,500
     14,765,000    LOS ANGELES CA SERIES 184 (WATER REVENUE, FIRST SECURITY
                   BANK LOC)+/-@                                                       3.65          01/01/2009          14,765,000
     18,115,000    LOS ANGELES CA SUBSERIES A7 (WATER REVENUE)+/-@                     3.56          07/01/2035          18,115,000
     41,000,000    LOS ANGELES CA SUBSERIES B1 (WATER REVENUE, DEXIA CREDIT
                   LOCAL DE FRANCE LOC)+/-@                                            3.63          07/01/2035          41,000,000
     25,825,000    LOS ANGELES CA TRAN (PROPERTY TAX REVENUE)                          4.50          06/29/2007          25,887,244
      3,000,000    LOS ANGELES CA USD (PROPERTY TAX REVENUE, AMBAC INSURED)+/-@        3.65          07/01/2026           3,000,000
      7,300,000    LOS ANGELES CA USD (PROPERTY TAX REVENUE, FIRST SECURITY
                   BANK LOC)+/-@                                                       3.65          01/01/2011           7,300,000
     10,470,000    LOS ANGELES CA USD (PROPERTY TAX REVENUE, FIRST SECURITY
                   BANK LOC)+/-@                                                       3.65          07/01/2023          10,470,000
      5,055,000    LOS ANGELES CA USD (PROPERTY TAX REVENUE, FIRST SECURITY
                   BANK LOC)+/-@                                                       3.65          07/01/2024           5,055,000
      7,370,000    LOS ANGELES CA USD (PROPERTY TAX REVENUE, MBIA INSURED)+/-@         3.65          07/01/2022           7,370,000
     26,025,000    LOS ANGELES CA USD COP SERIES C (LEASE REVENUE, FIRST
                   SECURITY BANK LOC)+/-@                                              3.42          10/01/2025          26,025,000
      5,995,000    LOS ANGELES CA WATER & POWER REVENUE SERIES 182 FSA INSURED
                   (WATER REVENUE LOC)+/-@                                             3.65          01/01/2009           5,995,000
     25,800,000    LOS ANGELES CA WATER & POWER REVENUE SUBSERIES B-8 BANK OF
                   AMERICA LOC (POWER REVENUE LOC)+/-@                                 3.61          07/01/2034          25,800,000
      7,000,000    LOS ANGELES COUNTY CA HOUSING AUTHORITY MALIBU MEADOWS
                   (MFHR, FNMA INSURED)+/-@                                            3.58          04/15/2028           7,000,000
     31,900,000    LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR BONDS (HOUSING
                   REVENUE LOC)+/-@                                                    3.62          09/01/2030          31,900,000
     11,470,000    LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR MALIBU CANYON
                   APARTMENTS-B (HOUSING REVENUE LOC)+/-@                              3.47          06/01/2010          11,470,000
      7,000,000    LOS ANGELES COUNTY CA PUBLIC WORKS FINANCING AUTHORITY
                   (LEASE REVENUE, FGIC INSURED)+/-@                                   3.65          09/01/2026           7,000,000
      6,230,000    MADERA CA IRRIGATION FINANCING AUTHORITY SERIES A (WATER
                   REVENUE, XL CAPITAL ASSURANCE COMPANY INSURED)+/-@                  3.54          01/01/2036           6,230,000
     11,830,000    MANTECA CA REDEVELOPMENT AGENCY TAX ALLOCATION AMENDED
                   MERGED PROJECT (OTHER REVENUE, XL CAPITAL ASSURANCE COMPANY
                   INSURED)+/-@                                                        3.54          10/01/2042          11,830,000
     33,930,000    MENLO PARK CA CDA LAS PULGAS COMMUNITY DEVELOPMENT (TAX
                   ALLOCATION REVENUE, AMBAC INSURED)+/-@                              3.54          01/01/2031          33,930,000
      5,625,000    METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE
                   SERIES B4 (WATER REVENUE, NATIONSBANK NA LOC)+/-@                   3.41          07/01/2035           5,625,000
     10,370,000    METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE
                   SERIES C (WATER REVENUE LOC)+/-@                                    3.55          07/01/2027          10,370,000

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
CALIFORNIA (CONTINUED)
$     6,000,000    METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE
                   SERIES C1 DEXIA LOC (WATER REVENUE LOC)+/-@                         3.57%         07/01/2030    $      6,000,000
     76,505,000    METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                   REVENUE SERIES C3 (WATER REVENUE LOC)+/-@                           3.54          07/01/2030          76,505,000
      5,995,000    MODESTO CA PFA LEASE REVENUE SERIES 354 (LEASE REVENUE LOC,
                   AMBAC INSURED)+/-@                                                  3.64          09/01/2029           5,995,000
      9,500,000    MSR PUBLIC POWER AGENCY CALIFORNIA SAN JUAN PROJECT (OTHER
                   REVENUE, MBIA INSURED)+/-@                                          3.65          07/01/2017           9,500,000
      8,600,000    OAKLAND CA SEWER REVENUE (SEWER REVENUE LOC)+/-@                    3.65          06/15/2021           8,600,000
     23,287,000    OAKLAND-ALAMEDA COUNTY CA COLISEUM AUTHORITY LEASE REVENUE
                   SERIES C1 (LEASE REVENUE LOC)+/-@                                   3.39          02/01/2025          23,287,000
      1,715,000    ONTARIO CA IDA (IDR, BANK OF AMERICA LOC)+/-@                       3.53          04/01/2015           1,715,000
     26,155,000    ORANGE COUNTY CA APARTMENT DEVELOPMENT BLUFFS APARTMENT
                   PROJECT SERIES C (HOUSING REVENUE, FHLMC INSURED)+/-@               3.58          12/01/2029          26,155,000
      6,375,000    ORANGE COUNTY CA APARTMENT DEVELOPMENT NIGUEL SUMMIT 1
                   SERIES A (HOUSING REVENUE)+/-@                                      3.47          11/01/2009           6,375,000
      4,000,000    ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE PARK RIDGE
                   VILLAS PROJECT (HOUSING REVENUE LOC, FNMA INSURED)+/-@              3.58          11/15/2028           4,000,000
      2,625,000    ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE POINTE NIGUEL
                   PROJECT SERIES C (HOUSING REVENUE LOC)+/-@                          3.57          11/01/2022           2,625,000
      9,449,000    ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES D
                   HARBOR POINTE PROJECT (HOUSING REVENUE, FHLMC LOC)+/-@              3.58          12/01/2022           9,449,000
        500,000    ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES G3
                   (HOUSING REVENUE LOC)+/-@                                           3.58          11/15/2028             500,000
      2,302,500    ORANGE COUNTY CA SANITATION DISTRICT COP FLOATERS-SERIES
                   1032 (SEWER REVENUE LOC)+/-@                                        3.64          02/01/2033           2,302,500
      4,260,000    ORANGE COUNTY CA SPECIAL FINANCING AUTHORITY TEETER PLAN
                   REVENUE SERIES 1995D (PROPERTY TAX REVENUE LOC, AMBAC
                   INSURED)+/-@                                                        3.47          11/01/2014           4,260,000
     17,000,000    ORANGE COUNTY CA SPECIAL FINANCING AUTHORITY TEETER PLAN
                   REVENUE SERIES E (PROPERTY TAX REVENUE LOC, AMBAC INSURED)+/-@      3.47          11/01/2014          17,000,000
     40,215,000    ORANGE COUNTY CA WATER DISTRICT SERIES A (WATER REVENUE,
                   LLOYDS TSB BANK PLC LOC)+/-@                                        3.41          08/01/2042          40,215,000
      7,705,000    OXNARD CA FINANCING AUTHORITY CIVIC CENTER PHASE 2 PROJECT
                   (LEASE REVENUE, AMBAC INSURED)+/-@                                  3.55          06/01/2036           7,705,000
      9,515,000    PASADENA CA COMMUNITY DEVELOPMENT COMMISSION HOLLY STREET
                   APARTMENTS SERIES A (HOUSING REVENUE, FNMA INSURED)+/-@             3.70          12/15/2033           9,515,000
      7,825,000    PERRIS CA USD (PROPERTY TAX REVENUE LOC)+/-@                        3.65          09/01/2024           7,825,000
      5,420,000    PERRIS CA USD (PROPERTY TAX REVENUE LOC)+/-@                        3.65          09/01/2026           5,420,000
     38,785,000    PITTSBURG CA REDEVELOPMENT AGENCY TAX ALLOCATION LOS MEDANOS
                   COMMUNITY SERIES A (TAX ALLOCATION REVENUE LOC)+/-@                 3.54          09/01/2035          38,785,000
      5,465,000    PLACENTIA-YORBA LINDA CA USD SERIES 896 (PROPERTY TAX
                   REVENUE, MBIA INSURED)+/-@                                          3.65          02/01/2013           5,465,000
      4,210,000    PLEASANT VALLEY CA SCHOOL DISTRICT (PROPERTY TAX REVENUE
                   LOC)+/-@                                                            3.64          08/01/2020           4,210,000
      4,895,000    PORT OF OAKLAND CA (AIRPORT REVENUE, FGIC INSURED)+/-@              3.69          05/01/2008           4,895,000
      7,285,000    PORT OF OAKLAND CA TRANSPORTATION REVENUE MBIA INSURED
                   (TRANSPORTATION REVENUE LOC)+/-@                                    3.69          05/01/2010           7,285,000
      5,455,000    PORT OF OAKLAND CA TRANSPORTATION REVENUE SERIES K (AIRPORT
                   REVENUE LOC, FGIC INSURED)+/-@                                      3.67          11/01/2021           5,455,000
      4,235,000    POWAY CA REDEVELOPMENT AGENCY TAX ALLOCATION REVENUE SERIES
                   R 2046 (TAX ALLOCATION REVENUE LOC, MBIA INSURED)+/-@               3.65          06/15/2020           4,235,000
      5,080,000    POWAY CA USD (PROPERTY TAX REVENUE, MBIA INSURED)+/-@               3.65          08/01/2008           5,080,000
      2,140,000    RAMONA CA USD COP (LEASE REVENUE, AMBAC INSURED)+/-@                3.55          05/01/2029           2,140,000

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
CALIFORNIA (CONTINUED)
$     5,290,000    REDLANDS CA USD PROJECT 1891 (PROPERTY TAX REVENUE, FIRST
                   SECURITY BANK LOC)+/-@                                              3.65%         01/01/2011    $      5,290,000
      2,545,000    REDONDO BEACH CA PFA TAX ALLOCATION REVENUE AVIATION HIGH
                   REDEVELOPMENT PROJECT (PROPERTY TAX REVENUE, ALLIED IRISH
                   BANK PLC LOC)+/-@                                                   3.61          07/01/2030           2,545,000
      7,700,000    RIVERSIDE COUNTY CA ASSET LEASING CORPORATION LEASEHOLD
                   REVENUE (LEASE REVENUE LOC)+/-@                                     3.55          11/01/2032           7,700,000
      6,195,000    RIVERSIDE COUNTY CA COMMUNITY FACILITIES DISTRICT SERIES
                   88-4 (SPECIAL TAX REVENUE LOC, KBC BANK LOC)+/-@                    3.45          09/01/2014           6,195,000
      3,600,000    RIVERSIDE COUNTY CA IDA IDR CRYOGENIC PROJECT ISSUE B (IDR
                   LOC)+/-@                                                            3.66          07/05/2014           3,600,000
      8,290,000    ROARING FORK MUNICIPAL PRODUCTS LLC CLASS A (SACRAMENTO
                   COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY) (SEWER
                   REVENUE, FGIC INSURED)+/-@                                          3.66          12/01/2025           8,290,000
      7,000,000    SACRAMENTO CA HOUSING AUTHORITY SHENANDOAH APARTMENTS SERIES
                   F (HOUSING REVENUE, FNMA INSURED)+/-@                               3.66          09/15/2036           7,000,000
      2,060,000    SACRAMENTO CA MUD FLOATER PA 1180 (UTILITIES REVENUE, FGIC
                   INSURED)+/-@                                                        3.65          02/15/2011           2,060,000
     24,700,000    SACRAMENTO CA USD COP (GO - SCHOOL DISTRICTS LOC, FSA
                   INSURED)+/-@                                                        3.61          03/01/2031          24,700,000
      7,000,000    SACRAMENTO COUNTY CA HFA MFHR ARLINGTON CREEK APARTMENT
                   SERIES I (HOUSING REVENUE LOC)+/-@                                  3.66          05/15/2034           7,000,000
      6,300,000    SACRAMENTO COUNTY CA HFA MFHR HIDDEN OAKS APARTMENTS PROJECT
                   SERIES C (HOUSING REVENUE LOC, FNMA INSURED)+/-@                    3.66          05/15/2029           6,300,000
      5,000,000    SACRAMENTO COUNTY CA HOUSING AUTHORITY (HOUSING REVENUE,
                   FNMA INSURED)+/-@                                                   3.58          07/15/2029           5,000,000
      6,000,000    SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR NORMANDY PARK
                   APARTMENTS SERIES A (HOUSING REVENUE LOC)+/-@                       3.66          02/15/2033           6,000,000
     16,200,000    SACRAMENTO COUNTY CA HOUSING AUTHORITY SHADWOOD APARTMENTS
                   PROJECT ISSUE A (MFHR, FHLMC INSURED)+/-@                           3.59          12/01/2022          16,200,000
     17,525,000    SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
                   CLASS A (SEWER REVENUE, AMBAC INSURED)+/-@                          3.66          12/01/2035          17,525,000
      7,000,000    SAN BERNARDINO CA REDEVELOPMENT AGENCY SILVER WOODS
                   APARTMENTS PROJECT (HOUSING REVENUE, FNMA INSURED)+/-@              3.66          05/01/2026           7,000,000
      6,795,000    SAN BERNARDINO CA USD (PROPERTY TAX REVENUE, FIRST SECURITY
                   BANK LOC)+/-@                                                       3.65          08/01/2026           6,795,000
      6,115,000    SAN BERNARDINO COUNTY CA MFHR GREEN VALLEY APARTMENTS
                   PROJECT SERIES A (HOUSING REVENUE LOC, FNMA INSURED)+/-@            3.58          05/15/2029           6,115,000
      5,600,000    SAN BERNARDINO COUNTY CA MFHR SYCAMORE TERRACE PROJECT
                   SERIES A (HOUSING REVENUE LOC, FNMA INSURED)+/-@                    3.58          05/15/2029           5,600,000
      7,785,000    SAN DIEGO CA (WATER REVENUE, FGIC INSURED)+/-@                      3.65          08/01/2024           7,785,000
     43,000,000    SAN DIEGO CA COUNTY & SCHOOL DISTRICT TRAN SERIES A (OTHER
                   REVENUE)                                                            4.50          07/27/2007          43,134,151
     10,750,000    SAN DIEGO CA COUNTY & SCHOOL DISTRICT TRAN SERIES B
                   (PROPERTY TAX REVENUE)                                              4.50          07/27/2007          10,782,720
     14,825,000    SAN DIEGO CA HFA MFHR STRATTON APARTMENTS PROJECT SERIES A
                   (HOUSING REVENUE LOC, FNMA INSURED)+/-@                             3.66          01/15/2033          14,825,000
     12,000,000    SAN DIEGO CA HOUSING AUTHORITY MFHR HILLSIDE GARDEN
                   APARTMENTS SERIES B (HOUSING REVENUE LOC)+/-@                       3.66          01/15/2035          12,000,000
     30,590,000    SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY CLASS A
                   (LEASE REVENUE, AMBAC INSURED)+/-@                                  3.70          02/15/2026          30,590,000
     22,685,000    SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY CLASS B
                   (LEASE REVENUE, AMBAC INSURED)+/-@                                  3.70          02/15/2026          22,685,000
     61,695,000    SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY CLASS C
                   (LEASE REVENUE, AMBAC INSURED)+/-@                                  3.70          02/15/2026          61,695,000
     19,130,000    SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY SEWER
                   REVENUE SERIES SG 130 (WATER & SEWER REVENUE LOC)+/-@               3.64          05/15/2029          19,130,000
      6,215,000    SAN DIEGO CA USD SERIES 758 (EDUCATIONAL FACILITIES REVENUE
                   LOC)+/-@                                                            3.64          07/01/2027           6,215,000
     11,580,000    SAN DIEGO CA USD SERIES PA 804 (EDUCATIONAL FACILITIES
                   REVENUE LOC)+/-@                                                    3.65          07/01/2022          11,580,000
     25,000,000    SAN DIEGO CA USD TRAN SERIES A (PROPERTY TAX REVENUE)               4.50          07/24/2007          25,076,444

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
CALIFORNIA (CONTINUED)
$     3,952,500    SAN DIEGO COUNTY CA WATER AUTHORITY COP SERIES I (WATER
                   REVENUE, MBIA INSURED)+/-@                                          3.66%         11/01/2010    $      3,952,500
     11,665,000    SAN FRANCISCO CA CITY & COUNTY PUBLIC UTILITIES COMMISSION
                   FOR CLEAN WATER MERLOTS SERIES B20 MBIA INSURED (WATER &
                   SEWER REVENUE LOC)+/-@                                              3.54          10/01/2022          11,665,000
      8,000,000    SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY
                   COMMUNITY FACILITIES DISTRICT HUNTERS POINT SERIES A (TAX
                   REVENUE, KBC BANK NV LOC)+/-@                                       3.60          08/01/2036           8,000,000
      3,190,000    SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY
                   COMMUNITY FACILITIES DISTRICT NUMBER 4 (OTHER REVENUE, BANK
                   OF AMERICA NA LOC)+/-@                                              3.43          08/01/2032           3,190,000
      5,095,000    SAN FRANCISCO CA CITY & COUNTY RR II R 6502 (PROPERTY TAX
                   REVENUE, MBIA INSURED)+/-@                                          3.65          06/15/2021           5,095,000
      8,100,000    SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATION+/-@                 3.50          08/01/2035           8,100,000
      2,580,000    SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATION (TAX
                   INCREMENTAL REVENUE LOC)+/-@                                        3.65          08/01/2011           2,580,000
      6,857,500    SAN JOSE CA UNION SCHOOL DISTRICT SANTA CLARA COUNTY
                   FLOATERS SERIES 761 (PROPERTY TAX REVENUE LOC, FSA
                   INSURED)+/-@                                                        3.64          08/01/2027           6,857,500
      2,200,000    SAN LEANDRO CA MFHR HAAS AVENUE APARTMENTS SERIES B PUTTABLE
                   (SECURITY PACIFIC NATIONAL LOC)+/-                                  3.55          10/01/2007           2,200,000
      8,750,000    SAN MARCOS CA PFA (TAX INCREMENTAL REVENUE, AMBAC
                   INSURED)+/-@                                                        3.66          08/01/2038           8,750,000
      6,510,000    SAN MARCOS CA PFA TAX ALLOCATION REVENUE SERIES 1161 FGIC
                   INSURED (TAX INCREMENTAL REVENUE LOC)+/-@                           3.65          02/01/2011           6,510,000
      6,510,000    SAN MARCOS CA PFA TAX ALLOCATION REVENUE SERIES 1178 FGIC
                   INSURED (TAX INCREMENTAL REVENUE LOC)+/-@                           3.65          08/01/2011           6,510,000
     12,875,000    SAN PABLO CA REDEVELOPMENT AGENCY TAX ALLOCATION 10TH
                   TOWNSHIP PROJECT (TAX INCREMENTAL REVENUE, AMBAC INSURED)+/-@       3.54          12/01/2032          12,875,000
      5,900,000    SANTA CLARA COUNTY CA MFHR BENTON PARK CENTER APARTMENTS
                   PROJECT SERIES A (MFHR LOC, FNMA INSURED)+/-@                       3.58          12/15/2025           5,900,000
     11,400,000    SANTA CLARA COUNTY CA MFHR FOXCHASE APARTMENTS PROJECT
                   SERIES E (MFHR LOC, FGIC INSURED)+/-@                               3.60          11/15/2017          11,400,000
      8,030,000    SANTA CRUZ CA CITY HIGH SCHOOL DISTRICT (PROPERTY TAX
                   REVENUE, MBIA INSURED)+/-@                                          3.65          08/01/2025           8,030,000
      6,115,000    SIERRA CA JOINT COMMUNITY COLLEGE DISTRICT (PROPERTY TAX
                   REVENUE, FGIC INSURED)+/-@                                          3.65          08/01/2021           6,115,000
     10,000,000    SIMI VALLEY CA MFHR LINCOLN WOOD RANCH (HOUSING REVENUE
                   LOC)+/-@                                                            3.58          06/01/2010          10,000,000
     17,695,000    SIMI VALLEY CA SERIES A (MFHR LOC)+/-@                              3.58          07/01/2023          17,695,000
     19,505,000    SOUTH PLACER CA WASTEWATER AUTHORITY SERIES B (SEWER
                   REVENUE, FGIC INSURED)+/-@                                          3.70          11/01/2035          19,505,000
      5,315,000    SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY POWER PROJECT
                   REVENUE SERIES PA 1172 (ELECTRIC PLANT REVENUE LOC)+/-@             3.65          07/01/2011           5,315,000
      1,180,000    STOCKTON CA HEALTH FACILITIES REVENUE SERIES A (HEALTHCARE
                   FACILITIES REVENUE LOC)+/-@                                         3.54          12/01/2032           1,180,000
      6,100,000    UNIVERSITY CALIFORNIA EDUCATION FACILITIES REVENUE SERIES
                   480 MBIA INSURED (EDUCATIONAL FACILITIES REVENUE LOC)+/-@           3.64          09/01/2022           6,100,000
      7,000,000    UNIVERSITY OF CALIFORNIA SERIES 1119 (COLLEGE & UNIVERSITY
                   REVENUE, FIRST SECURITY BANK LOC)+/-@                               3.64          05/15/2035           7,000,000
      7,750,000    VACAVILLE CA MFHR SYCAMORE APARTMENTS SERIES A (HOUSING
                   REVENUE LOC)+/-@                                                    3.58          05/15/2029           7,750,000
     25,900,000    VENTURA COUNTY CA TRAN (PROPERTY TAX REVENUE)                       4.50          07/02/2007          25,967,302
     21,575,000    VERNON CA NATURAL GAS FINANCING VERNON GAS PROJECT SERIES B
                   (OTHER REVENUE, MBIA INSURED)+/-@                                   3.42          08/01/2021          21,575,000
      6,600,000    VICTORVILLE CA REDEVELOPMENT AGENCY SERIES 485 (TAX
                   INCREMENTAL REVENUE, FIRST SECURITY BANK LOC)+/-@                   3.65          12/01/2019           6,600,000
      5,465,000    YOSEMITE CA COMMUNITY COLLEGE DISTRICT (PROPERTY TAX
                   REVENUE)+/-@                                                        3.65          08/01/2025           5,465,000

                                                                                                                      3,242,961,673
                                                                                                                   ----------------

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
PUERTO RICO - 1.34%
$     7,200,000    EAGLE TAX-EXEMPT TRUST CERTIFICATES 20015101 CLASS A(PUERTO
                   RICO COMMONWEALTH INFRASTRUCTURE FINANCING AUTHORITY SERIES
                   A) CITIBANK NA LOC (OTHER REVENUE LOC)+/-@                          3.68%         10/01/2034    $      7,200,000
     10,575,000    EAGLE TAX-EXEMPT TRUST CERTIFICATES 20025102 CLASS A (PUERTO
                   RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY SERIES
                   D) CITIBANK NA LOC (TOLL ROAD REVENUE, FIRST SECURITY BANK
                   LOC)+/-@                                                            3.66          07/01/2027          10,575,000
     19,000,000    PUERTO RICO COMMONWEALTH (TAX REVENUE)+/-@                          3.64          07/01/2029          19,000,000
      4,995,000    PUERTO RICO COMMONWEALTH INFRASTRUCTURE FINANCING AUTHORITY
                   SERIES 86 (SALES TAX REVENUE LOC)+/-@                               3.64          07/01/2015           4,995,000
      6,135,000    PUERTO RICO COMMONWEALTH PUBLIC BUILDINGS AUTHORITY REVENUE
                   SERIES 416 FSA LOC (LEASE REVENUE LOC)+/-@                          3.64          07/01/2021           6,135,000
                                                                                                                         47,905,000
                                                                                                                   ----------------

TOTAL MUNICIPAL BONDS & NOTES (COST $3,290,866,673)                                                                   3,290,866,673
                                                                                                                   ----------------

COMMERCIAL PAPER - 7.86%
     32,300,000    CALIFORNIA STATEWIDE CDA SERIES 05-A                                3.57          05/30/2007          32,300,000
     42,865,000    CALIFORNIA STATEWIDE CDA SERIES 05-B                                3.57          05/30/2007          42,865,000
     10,200,000    GOLDEN GATE BRIDGE SERIES A                                         3.48          04/05/2007          10,200,000
     12,200,000    GOLDEN GATE BRIDGE SERIES A                                         3.52          06/07/2007          12,200,000
     25,550,000    GOLDEN GATE BRIDGE SERIES B                                         3.48          04/04/2007          25,550,000
     17,070,000    RIVERSIDE CITY TEETER FINANCING SERIES B-2                          3.54          05/10/2007          17,070,000
     11,000,000    SAN DIEGO COUNTY REGIONAL TRANSPORTATION SERIES B                   3.50          04/05/2007          11,000,000
      2,510,000    SAN FRANCISCO PUBLIC UTILITIES COMMISSION                           3.55          06/06/2007           2,510,000
      9,500,000    SAN JOAQUIN TRANSPORTATION AUTHORITY                                3.50          03/14/2007           9,500,000
     21,850,000    SAN JOSE FINANCING AUTHORITY                                        3.43          03/07/2007          21,848,909
     14,600,000    STATE OF CALIFORNIA                                                 3.46          03/09/2007          14,600,000
      9,550,000    STATE OF CALIFORNIA                                                 3.48          04/04/2007           9,550,000
     18,100,000    STATE OF CALIFORNIA                                                 3.50          04/05/2007          18,100,000
     29,955,000    UNIVERSITY OF CALIFORNIA SERIES A                                   3.52          05/15/2007          29,955,000
     22,820,000    UNIVERSITY OF CALIFORNIA SERIES A                                   3.54          05/16/2007          22,820,000

TOTAL COMMERCIAL PAPER (COST $280,068,909)                                                                              280,068,909
                                                                                                                   ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $3,570,935,582)*                       100.18%                                                               $  3,570,935,582

OTHER ASSETS AND LIABILITIES, NET             (0.18)                                                                     (6,286,952)
                                             ------                                                                ----------------

TOTAL NET ASSETS                             100.00%                                                               $  3,564,648,630
                                             ======                                                                ================

+/-   VARIABLE RATE INVESTMENTS.

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(I)   ILLIQUID SECURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
AGENCY NOTES - DISCOUNT - 8.61%

FEDERAL FARM CREDIT BANK - 1.06%
$   145,000,000    FFCB^                                                               5.07%         07/02/2007    $    142,488,238
     24,427,000    FFCB^                                                               5.07          07/03/2007          24,000,423
     19,477,000    FFCB^                                                               5.08          07/03/2007          19,136,196

                                                                                                                        185,624,857
                                                                                                                   ----------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.29%
    136,359,000    FHLMC^                                                              5.04          03/27/2007         135,863,079
     13,641,000    FHLMC^                                                              5.05          03/27/2007          13,591,248
    100,000,000    FHLMC^                                                              5.07          04/17/2007          99,338,083
     75,086,000    FHLMC^                                                              5.05          04/27/2007          74,485,625
    175,000,000    FREDDIE MAC^                                                        5.09          08/31/2007         170,474,690
     82,926,000    FREDDIE MAC^                                                        5.10          09/20/2007          80,541,186

                                                                                                                        574,293,911
                                                                                                                   ----------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 4.26%
    183,175,304    FNMA^                                                               5.18          03/01/2007         183,175,304
     38,235,007    FNMA^                                                               5.20          04/02/2007          38,058,277
    164,900,000    FNMA^                                                               5.23          04/02/2007         164,136,794
     59,300,000    FNMA^                                                               5.07          04/30/2007          58,799,409
    105,000,000    FNMA^                                                               5.18          05/01/2007         104,078,392
     50,000,000    FNMA^                                                               5.14          06/01/2007          49,342,583
    148,350,000    FNMA^                                                               5.19          06/01/2007         146,384,279

                                                                                                                        743,975,038
                                                                                                                   ----------------

TOTAL AGENCY NOTES - DISCOUNT (COST $1,503,893,806)                                                                   1,503,893,806
                                                                                                                   ----------------
AGENCY NOTES - INTEREST BEARING - 18.13%

FEDERAL FARM CREDIT BANK - 4.18%
     15,000,000    FFCB+/-                                                             5.21          03/20/2007          14,999,953
     41,500,000    FFCB+/-                                                             5.17          03/22/2007          41,499,029
     61,250,000    FFCB+/-                                                             5.26          05/15/2007          61,252,634
    100,000,000    FFCB+/-                                                             5.23          06/01/2007          99,992,576
     50,000,000    FFCB+/-                                                             5.26          07/27/2007          50,005,223
     50,000,000    FFCB+/-                                                             5.16          11/13/2007          49,982,834
     75,000,000    FFCB+/-                                                             5.23          01/24/2008          74,980,404
    160,000,000    FFCB+/-@                                                            5.23          06/16/2008         159,938,501
    177,000,000    FFCB+/-@                                                            5.18          11/03/2008         176,927,979

                                                                                                                        729,579,133
                                                                                                                   ----------------
FEDERAL HOME LOAN BANK - 7.92%
     18,635,000    FHLB                                                                4.00          04/25/2007          18,599,182
    200,000,000    FHLB+/-                                                             5.25          06/08/2007         199,979,150
     16,000,000    FHLB+/-                                                             5.23          07/06/2007          15,998,927
    150,000,000    FHLB                                                                5.35          12/28/2007         150,000,000
    200,000,000    FHLB+/-                                                             5.20          01/10/2008         199,916,807
    150,000,000    FHLB+/-                                                             5.20          01/17/2008         149,947,441
    250,000,000    FHLB+/-                                                             5.17          03/14/2008         249,898,928
    100,000,000    FHLB+/-@                                                            5.18          05/28/2008          99,936,238

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
FEDERAL HOME LOAN BANK (CONTINUED)
$   100,000,000    FHLB+/-@                                                            5.19%         06/18/2008    $     99,942,349
    200,000,000    FHLB+/-@                                                            5.20          10/10/2008         199,876,439

                                                                                                                      1,384,095,461
                                                                                                                   ----------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.45%
     88,199,000    FHLMC                                                               4.50          04/18/2007          88,114,242
    110,000,000    FHLMC+/-                                                            5.23          06/22/2007         109,988,381
     30,000,000    FHLMC                                                               3.00          07/27/2007          29,728,876
     50,000,000    FHLMC+/-                                                            5.22          09/17/2007          49,984,084
    150,000,000    FHLMC+/-                                                            5.17          09/27/2007         149,956,509

                                                                                                                        427,772,092
                                                                                                                   ----------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.58%
    120,128,000    FNMA                                                                3.63          03/15/2007         120,052,661
     26,853,000    FNMA                                                                7.13          03/15/2007          26,871,520
    103,580,000    FNMA                                                                5.25          04/15/2007         103,570,783
    150,000,000    FNMA+/-                                                             5.23          06/21/2007         149,979,896
     90,500,000    FNMA+/-                                                             4.40          08/10/2007          90,171,639
    135,000,000    FNMA+/-                                                             5.20          12/28/2007         134,935,324

                                                                                                                        625,581,823
                                                                                                                   ----------------

TOTAL AGENCY NOTES - INTEREST BEARING (COST $3,167,028,509)                                                           3,167,028,509
                                                                                                                   ----------------

AGENCY SECURITIES - 1.46%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.46%
    101,048,000    FHLMC                                                               4.13          04/02/2007         100,951,862
    157,782,000    FHLMC^                                                              5.09          06/26/2007         155,174,455

                                                                                                                        256,126,317
                                                                                                                   ----------------

TOTAL AGENCY SECURITIES (COST $256,126,317)                                                                             256,126,317
                                                                                                                   ----------------

REPURCHASE AGREEMENTS - 73.67%
    100,000,000    BANK OF AMERICA SECURITIES LLC - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $100,014,778)                 5.32          03/01/2007         100,000,000
  2,050,000,000    BANK OF AMERICA SECURITIES LLC - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $2,050,303,514)               5.33          03/01/2007       2,050,000,000
  1,225,000,000    BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $1,225,181,368)               5.33          03/01/2007       1,225,000,000
    500,000,000    BEAR STEARNS & COMPANY INCORPORATED - 102% COLLATERALIZED BY
                   US GOVERNMENT SECURITIES (MATURITY VALUE $500,074,167)              5.34          03/01/2007         500,000,000
  1,000,000,000    CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $1,001,024,722)               5.27          03/07/2007       1,000,000,000
  2,600,000,000    CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $2,600,385,667)               5.34          03/01/2007       2,600,000,000
  1,000,000,000    CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $1,000,146,111)               5.26          03/01/2007       1,000,000,000
    500,000,000    CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $500,439,167)                 5.27          03/06/2007         500,000,000
  2,000,000,000    DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $2,000,296,667)               5.34          03/01/2007       2,000,000,000

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
REPURCHASE AGREEMENTS (CONTINUED)
$    44,483,000    GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $44,489,574)                  5.32%         03/01/2007    $     44,483,000
    500,000,000    GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $500,439,167)                 5.27          03/06/2007         500,000,000
  1,000,000,000    HSBC USA INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
                   SECURITIES (MATURITY VALUE $1,000,148,333)                          5.34          03/01/2007       1,000,000,000
    250,000,000    JPMORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                   SECURITIES (MATURITY VALUE $250,036,806)                            5.30          03/01/2007         250,000,000
    100,000,000    MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $100,014,778)                 5.32          03/01/2007         100,000,000

TOTAL REPURCHASE AGREEMENTS (COST $12,869,483,000)                                                                   12,869,483,000
                                                                                                                   ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $17,796,531,632)*                      101.87%                                                               $ 17,796,531,632

OTHER ASSETS AND LIABILITIES, NET             (1.87)                                                                   (326,512,159)
                                             ------                                                                ----------------

TOTAL NET ASSETS                             100.00%                                                               $ 17,470,019,473
                                             ======                                                                ================


^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   MINNESOTA MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                  INTEREST RATE    MATURITY DATE         VALUE
MUNICIPAL BONDS & NOTES - 92.46%

MINNESOTA - 92.46%
$       400,000    ANDOVER MN PRESBYTERIAN HOMES INCORPORATED PROJECT (HOUSING
                   REVENUE, FNMA INSURED)+/-@                                          3.67%         11/15/2033    $        400,000
      1,225,000    BURNSVILLE MN SOUTHWIND APARTMENTS PROJECT (MFHR, FHLMC
                   INSURED)+/-@                                                        3.67          01/01/2035           1,225,000
        335,000    CENTER CITY MN HAZELDEN FOUNDATION PROJECT (HEALTHCARE
                   FACILITIES REVENUE, BANK OF NEW YORK LOC)+/-@                       3.64          11/01/2035             335,000
      3,620,000    CHAMPLIN MN (HOUSING REVENUE, MERRILL LYNCH CAPITAL SERVICES
                   LOC)+/-@                                                            3.78          09/01/2042           3,620,000
        585,000    COHASSET MN POWER & LIGHT COMPANY PROJECT B (IDR, LASALLE
                   NATIONAL BANK NA LOC)+/-@                                           3.66          06/01/2013             585,000
      1,400,000    CRYSTAL MN MFHR CRYSTAL APARTMENTS PROJECT (MFHR LOC, FHLB
                   INSURED)+/-@                                                        3.52          05/01/2027           1,400,000
      1,350,000    EAGLE TAX-EXEMPT TRUST CERTIFICATES 20012301 CLASS A
                   (MINNESOTA STATE) (PROPERTY TAX REVENUE)+/-@                        3.71          10/01/2019           1,350,000
      1,085,000    EAST CENTRAL MN INDEPENDENT SCHOOL DISTRICT #2580 (PROPERTY
                   TAX REVENUE)                                                        4.50          08/06/2007           1,088,274
      1,600,000    EAST GRAND FORKS MN INDEPENDENT SCHOOL DISTRICT #595 (PROPERTY
                   TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)                4.50          08/27/2007           1,604,882
      3,555,000    EDINA MN EDINA PARK PLAZA (MFHR, FHLMC INSURED)+/-@                 3.52          12/01/2029           3,555,000
      1,740,000    ELK RIVER MN INDEPENDENT SCHOOL DISTRICT #728 SERIES 1275
                   (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)+/-@                 3.71          02/01/2014           1,740,000
      1,800,000    ELK RIVER MN INDEPENDENT SCHOOL DISTRICT #728 SERIES 183
                   (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)+/-@                 3.70          02/01/2021           1,800,000
        715,000    HENNEPIN COUNTY MN HOUSING & RDA STONE ARCH APARTMENTS PROJECT
                   (MFHR, LASALLE NATIONAL BANK NA LOC)+/-@                            3.74          04/15/2035             715,000
      1,500,000    LAKE CRYSTAL MN WELLCOME MEMORIAL AREA SCHOOLS INDEPENDENT
                   SCHOOL DISTRICT SERIES A (OTHER REVENUE, SCHOOL DISTRICT
                   CREDIT PROGRAM INSURED)                                             4.50          08/13/2007           1,504,744
        115,000    MANKATO MN HIGHLAND PROJECT (HOUSING REVENUE, LASALLE NATIONAL
                   BANK NA LOC)+/-@                                                    3.69          05/01/2027             115,000
      1,110,000    MAPLE GROVE MN MFHR BASSWOOD TRAILS PROJECT (HOUSING REVENUE
                   LOC)+/-@                                                            3.67          03/01/2029           1,110,000
      1,750,000    MINNEAPOLIS & ST. PAUL MN HOUSING FINANCE BOARD (OTHER
                   REVENUE, MERRILL LYNCH CAPITAL SERVICES LOC)+/-@                    3.73          04/01/2015           1,750,000
      2,235,000    MINNEAPOLIS & ST. PAUL MN HOUSING FINANCE BOARD (OTHER
                   REVENUE, MERRILL LYNCH CAPITAL SERVICES LOC)+/-@                    3.74          04/01/2015           2,235,000
      1,000,000    MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                   (AIRPORT REVENUE, FGIC INSURED)+/-@                                 3.73          01/01/2013           1,000,000
      3,700,000    MINNEAPOLIS MN GATEWAY REAL ESTATE (HOUSING REVENUE, US BANK
                   NA LOC)+/-@                                                         3.74          10/01/2032           3,700,000
      1,275,000    MINNEAPOLIS MN HEALTH CARE SYSTEM FAIRVIEW HEALTH SERVICES
                   SERIES A (HEALTHCARE FACILITIES REVENUE, AMBAC INSURED)+/-@         3.52          11/15/2032           1,275,000
      8,475,000    MINNEAPOLIS MN HEALTH CARE SYSTEM FAIRVIEW HEALTH SERVICES
                   SERIES B (HEALTHCARE FACILITIES REVENUE, AMBAC INSURED)+/-@         3.50          11/15/2029           8,475,000
      4,730,000    MINNEAPOLIS MN HEALTH CARE SYSTEM FAIRVIEW HEALTH SERVICES
                   SERIES C (HEALTHCARE FACILITIES REVENUE LOC)+/-@                    3.52          11/15/2026           4,730,000
      2,730,000    MINNEAPOLIS MN WOMAN'S CLUB OF MINNEAPOLIS PROJECT (OTHER
                   REVENUE, BREMER BANK LOC)+/-@                                       3.77          05/01/2023           2,730,000
      4,100,000    MINNESOTA PUBLIC FACILITIES AUTHORITY WATER MERLOTS SERIES
                   2003-B06 (PCR LOC)+/-@                                              3.56          03/01/2021           4,100,000
      2,520,000    MINNESOTA STATE HFA SERIES 1552 (HOUSING REVENUE, GO OF
                   AUTHORITY)+/-@                                                      3.75          01/01/2010           2,520,000
      3,155,000    MINNESOTA STATE HIGHER EDUCATION FACILITIES AUTHORITY
                   SCHOLASTICA SERIES 6A (HOUSING REVENUE, MARSHALL & ISLEY
                   BANK LOC)+/-@                                                       3.64          12/01/2034           3,155,000
      1,260,000    MINNESOTA STATE RESIDENTIAL HOUSING SERIES B (HOUSING REVENUE,
                   GO OF AUTHORITY)+/-@                                                3.73          01/01/2033           1,260,000
        480,000    MINNESOTA STATE RESIDENTIAL HOUSING SERIES J (HOUSING REVENUE,
                   GO OF AUTHORITY)+/-@                                                3.73          07/01/2033             480,000
      2,365,000    MINNESOTA STATE SERIES 1421 (PROPERTY TAX REVENUE, JPMORGAN
                   CHASE BANK LOC)+/-@                                                 3.70          06/01/2014           2,365,000
      1,005,000    MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 4O (COLLEGE &
                   UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)+/-@                  3.51          10/01/2021           1,005,000

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   MINNESOTA MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                  INTEREST RATE    MATURITY DATE         VALUE
MINNESOTA (CONTINUED)
$       980,000    MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 5L (COLLEGE &
                   UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)+/-@                  3.51%         04/01/2027    $        980,000
      4,100,000    MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 6H (OTHER
                   REVENUE, BANK OF NEW YORK LOC)+/-@                                  3.65          10/01/2032           4,100,000
      2,450,000    MONTROSE MN LYMAN LUMBER COMPANY PROJECT (IDR, US BANK NA
                   LOC)+/-@                                                            3.74          05/01/2026           2,450,000
      3,120,000    NEW BRIGHTON MN MFHR GOLDEN POND HOUSING PROJECT (MFHR
                   LOC)+/-@                                                            3.74          07/15/2032           3,120,000
      1,900,000    NORTHERN MUNICIPAL POWER AGENCY MINNESOTA ELECTRIC SYSTEM
                   REVENUE (POWER REVENUE LOC)+/-@                                     3.70          01/01/2013           1,900,000
        415,000    OAK PARK HEIGHTS MN BOUTWELLS LANDING PROJECT (HOUSING
                   REVENUE, FHLMC)+/-@                                                 3.67          11/01/2035             415,000
        840,000    PLYMOUTH MN DAILY PRINTING INCORPORATED PROJECT (IDR, US BANK
                   NA LOC)+/-@                                                         3.89          10/01/2010             840,000
      2,000,000    RAMSEY COUNTY MN HOUSING & REDEVELOPMENT MFHR GATEWAY
                   APARTMENTS LIMITED PARTNERSHIP SERIES A (HOUSING REVENUE,
                   LASALLE NATIONAL BANK NA LOC)+/-@                                   3.75          10/01/2038           2,000,000
        875,000    SCA TAX-EXEMPT TRUST PT 2523 BURNVILLE (HOUSING REVENUE
                   LOC)+/-@                                                            3.73          01/01/2030             875,000
      1,450,000    SIBLEY MN EAST SCHOOL DISTRICT #2310 (OTHER REVENUE)                4.50          08/06/2007           1,454,376
      1,080,000    SOUTH WASHINGTON COUNTY MN INDEPENDENT SCHOOL DISTRICT #833
                   SERIES 1194 (PROPERTY TAX REVENUE, FIRST SECURITY BANK
                   LOC)+/-@                                                            3.72          08/01/2013           1,080,000
      2,000,000    ST. ANTHONY MN LANDINGS SILVER LAKE SERIES A (MFHR, LASALLE
                   NATIONAL BANK NA LOC)+/-@                                           3.75          10/01/2037           2,000,000
        320,000    ST. LOUIS PARK MN CATHOLIC FINANCE CORPORATION (EDUCATIONAL
                   FACILITIES REVENUE, ALLIED IRISH BANK PLC LOC)+/-@                  3.68          10/01/2025             320,000
      4,815,000    ST. LOUIS PARK MN NEWPORT ON SEVEN APARTMENTS PROJECT (MFHR,
                   FNMA INSURED)+/-@                                                   3.74          09/15/2031           4,815,000
        680,000    ST. PAUL MN HOUSING & RDA DISTRICT COOLING SERIES I (IDR,
                   DEXIA CREDIT LOCAL DE FRANCE LOC)+/-@                               3.59          06/01/2015             680,000
        990,000    ST. PAUL MN HOUSING & RDA DISTRICT HEATING REVENUE SERIES A
                   (WATER REVENUE LOC)+/-@                                             3.52          12/01/2012             990,000
      1,750,000    ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (OTHER REVENUE,
                   ALLIED IRISH BANK PLC LOC)+/-@                                      3.69          05/01/2022           1,750,000
      2,225,000    ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (OTHER REVENUE,
                   ALLIED IRISH BANK PLC LOC)+/-@                                      3.64          10/01/2025           2,225,000
      2,685,000    ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES R (OTHER
                   REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-@                      3.74          03/01/2022           2,685,000
        595,000    ST. PAUL MN PORT AUTHORITY DISTRICT HEATING REVENUE SERIES J
                   (OTHER REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-@               3.67          12/01/2025             595,000
        115,000    ST. PAUL MN PORT AUTHORITY SERIES 06-3 (RECREATIONAL
                   FACILITIES REVENUE, BANK OF NEW YORK LOC)+/-@                       3.64          04/01/2036             115,000
      3,750,000    ST. PAUL MN PORT AUTHORITY SERIES 2005-4 SERIES I (ELECTRIC
                   REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-@                      3.74          12/01/2025           3,750,000
      4,115,000    ST. PAUL MN PUBLIC RADIO PROJECT SERIES 7 (OTHER REVENUE,
                   ALLIED IRISH BANK PLC LOC)+/-@                                      3.64          05/01/2025           4,115,000
        835,000    STEWARTVILLE MN HALCON CORPORATION PROJECT (IDR, US BANK NA
                   LOC)+/-@                                                            3.89          03/01/2018             835,000
      2,095,000    WEST ST. PAUL MN INDEPENDENT SCHOOL DISTRICT #197 SERIES 602
                   (PROPERTY TAX REVENUE, JPMORGAN CHASE BANK LOC)+/-@                 3.72          02/01/2012           2,095,000

                                                                                                                        109,112,276
                                                                                                                   ----------------

TOTAL MUNICIPAL BONDS & NOTES (COST $109,112,276)                                                                       109,112,276
                                                                                                                   ----------------
COMMERCIAL PAPER - 7.03%
      4,000,000   ROCHESTER MN HEALTH CARE SERIES 00-B+/-@                             3.57          04/05/2007           4,000,000
      4,300,000   UNIVERSITY OF MINNESOTA SERIES 05-A                                  3.48          04/03/2007           4,300,000

TOTAL COMMERCIAL PAPER (COST $8,300,000)                                                                                  8,300,000
                                                                                                                   ----------------

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   MINNESOTA MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                                                         VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $117,412,276)*                          99.49%                                                               $    117,412,276

OTHER ASSETS AND LIABILITIES, NET              0.51                                                                         598,630
                                             ------                                                                ----------------

TOTAL NET ASSETS                             100.00%                                                               $    118,010,906
                                             ======                                                                ================

+/-   VARIABLE RATE INVESTMENTS.

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
ASSET BACKED SECURITIES - 0.59%
$    26,000,000    ARKLE MASTER ISSUER PLC+/-++                                         5.30%        11/19/2007    $     26,000,000
     24,728,136    FORD CREDIT AUTO OWNER TRUST++                                       5.36         12/15/2007          24,728,136
     12,433,213    USAA AUTO OWNER TRUST                                                5.34         12/13/2007          12,433,213

TOTAL ASSET BACKED SECURITIES (COST $63,161,349)                                                                         63,161,349
                                                                                                                   ----------------
CERTIFICATES OF DEPOSIT - 3.46%
     23,000,000    CALYON NEW YORK SERIES YCD+/-                                        5.30         09/13/2007          22,996,619
     25,500,000    CALYON NEW YORK SERIES YCD1+/-                                       5.34         06/20/2007          25,500,395
     30,000,000    CREDIT AGRICOLE INDO NEW YORK SERIES YCD+/-                          5.29         06/28/2007          29,996,002
     57,000,000    DEUTSCHE BANK (NEW YORK)                                             5.35         08/08/2007          57,000,000
     92,000,000    DEUTSCHE BANK (NEW YORK)                                             5.40         12/12/2007          92,000,000
     40,000,000    HBOS TREASURY SERVICES (NEW YORK)                                    5.35         07/31/2007          40,000,000
     55,000,000    IXIS CORPORATION & INVESTMENT BANK                                   5.32         07/09/2007          55,000,000
     45,000,000    IXIS CORPORATION & INVESTMENT BANK                                   5.35         07/31/2007          45,000,000

TOTAL CERTIFICATES OF DEPOSIT (COST $367,493,016)                                                                       367,493,016
                                                                                                                   ----------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.27%
     28,887,351    PARAGON MORTGAGES PLC+/-++@                                          5.30         11/15/2038          28,887,351

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $28,887,351)                                                             28,887,351
                                                                                                                   ----------------
COMMERCIAL PAPER - 39.32%
     89,000,000    ALPINE SECURITIZATION CORPORATION++^                                 5.27         03/05/2007          88,947,886
    127,000,000    ALPINE SECURITIZATION CORPORATION++^                                 5.27         03/06/2007         126,907,043
     80,000,000    AMSTEL FUNDING CORPORATION++^                                        5.25         05/02/2007          79,276,667
     27,000,000    APRECO LLC++^                                                        5.25         04/05/2007          26,862,187
     19,000,000    AQUINAS FUNDING LLC++^                                               5.19         04/04/2007          18,906,868
     25,000,000    AQUINAS FUNDING LLC++^                                               5.25         04/24/2007          24,803,125
     22,749,000    AQUINAS FUNDING LLC++^                                               5.21         07/09/2007          22,321,003
     25,000,000    ASPEN FUNDING CORPORATION++^                                         5.25         04/30/2007          24,781,250
     28,000,000    ATLAS CAPITAL FUNDING CORPORATION++^                                 5.24         03/14/2007          27,947,018
     13,000,000    ATLAS CAPITAL FUNDING CORPORATION++^                                 5.21         04/09/2007          12,926,626
     30,000,000    ATLAS CAPITAL FUNDING CORPORATION++^                                 5.22         08/13/2007          29,282,937
     19,378,000    ATOMIUM FUNDING LLC++                                                5.27         03/01/2007          19,378,000
     42,065,000    ATOMIUM FUNDING LLC++^                                               5.26         04/02/2007          41,868,323
     37,573,000    ATOMIUM FUNDING LLC++^                                               5.26         04/16/2007          37,320,468
     50,000,000    ATOMIUM FUNDING LLC++^                                               5.25         05/10/2007          49,489,583
     56,000,000    BANK OF AMERICA NA+/-                                                5.32         04/11/2007          56,000,000
     14,458,000    BARTON CAPITAL LLC++^                                                5.27         03/13/2007          14,432,602
     48,000,000    BASF AG++^                                                           5.23         03/13/2007          47,916,320
     48,000,000    BEAR STEARNS COMPANIES INCORPORATED+/-                               5.30         10/19/2007          48,000,000
     32,000,000    CAIRN HIGH GRADE FUNDING I LLC++^                                    5.27         03/21/2007          31,906,311
     50,000,000    CAIRN HIGH GRADE FUNDING I LLC++^                                    5.25         04/19/2007          49,642,708
     28,500,000    CAIRN HIGH GRADE FUNDING I LLC++^                                    5.27         04/23/2007          28,279,089
     32,000,000    CANCARA ASSET SECURITIES LLC++^                                      5.25         04/23/2007          31,752,667
     15,000,000    CEDAR SPRINGS CAPITAL COMPANY++^                                     5.27         03/05/2007          14,991,217
     60,436,000    CEDAR SPRINGS CAPITAL COMPANY++^                                     5.27         03/08/2007          60,374,070
     10,000,000    CEDAR SPRINGS CAPITAL COMPANY++^                                     5.28         03/12/2007           9,983,867
     30,000,000    CEDAR SPRINGS CAPITAL COMPANY++^                                     5.22         03/15/2007          29,939,100
     40,228,000    CEDAR SPRINGS CAPITAL COMPANY++^                                     5.27         03/16/2007          40,139,666

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
COMMERCIAL PAPER (CONTINUED)
$    80,000,000    CEDAR SPRINGS CAPITAL COMPANY++^                                     5.30%        03/20/2007    $     79,776,222
     20,341,000    CEDAR SPRINGS CAPITAL COMPANY++^                                     5.27         04/11/2007          20,218,914
     30,000,000    CEDAR SPRINGS CAPITAL COMPANY++^                                     5.26         05/08/2007          29,701,933
     56,600,000    CHARTA LLC++^                                                        5.27         03/07/2007          56,550,286
     99,000,000    CHARTA LLC++^                                                        5.26         03/12/2007          98,840,885
     66,500,000    CHARTA LLC++^                                                        5.26         03/19/2007          66,325,105
      8,000,000    CHEYNE FINANCE LLC++^                                                5.25         04/03/2007           7,961,500
      5,000,000    CHEYNE FINANCE LLC++^                                                5.22         04/10/2007           4,971,000
     26,000,000    CHEYNE FINANCE LLC++^                                                5.24         05/23/2007          25,685,891
     23,000,000    CHEYNE FINANCE LLC++^                                                5.24         06/11/2007          22,658,527
     35,000,000    CHEYNE FINANCE LLC++^                                                5.22         06/21/2007          34,431,600
     31,500,000    CHEYNE FINANCE LLC++^                                                5.21         07/19/2007          30,861,775
     17,000,000    CHEYNE FINANCE LLC++^                                                5.21         08/23/2007          16,569,451
     16,193,000    CONCORD MINUTEMEN CAPITAL COMPANY++^                                 5.19         05/15/2007          16,017,913
     47,000,000    CONCORD MINUTEMEN CAPITAL COMPANY+/-                                 5.30         03/06/2008          47,000,000
     75,000,000    CONCORD MINUTEMEN CAPITAL COMPANY+/-                                 5.30         03/14/2008          75,000,000
     75,000,000    CRC FUNDING LLC++^                                                   5.26         03/13/2007          74,868,500
     77,000,000    CRC FUNDING LLC++^                                                   5.26         03/26/2007          76,719,003
     45,000,000    CROWN POINT CAPITAL COMPANY++^                                       5.21         03/14/2007          44,915,338
     22,000,000    CULLINAN FINANCE CORPORATION++^                                      5.21         04/25/2007          21,825,054
    111,000,000    DANSKE CORPORATION^                                                  5.17         04/10/2007         110,362,367
     40,000,000    DEER VALLEY FUNDING LLC++^                                           5.28         03/09/2007          39,953,067
     26,051,000    DEER VALLEY FUNDING LLC++^                                           5.27         04/18/2007          25,867,948
     40,000,000    DEER VALLEY FUNDING LLC++^                                           5.27         04/19/2007          39,713,078
     23,000,000    EUREKA SECURITIZATION++^                                             5.26         03/22/2007          22,929,428
     17,750,000    FCAR OWNER TRUST SERIES I^                                           5.21         07/27/2007          17,369,815
     53,362,000    FCAR OWNER TRUST SERIES II^                                          5.20         03/22/2007          53,200,135
     10,225,000    FCAR OWNER TRUST SERIES II^                                          5.20         03/23/2007          10,192,507
      8,500,000    FCAR OWNER TRUST SERIES II^                                          5.24         03/23/2007           8,472,781
     29,000,000    FCAR OWNER TRUST SERIES II^                                          5.21         07/20/2007          28,408,231
      6,900,000    FIVE FINANCE INCORPORATED++^                                         5.25         04/04/2007           6,865,788
     17,000,000    FIVE FINANCE INCORPORATED++^                                         5.26         04/10/2007          16,900,644
     50,000,000    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++^                    5.26         04/13/2007          49,685,861
     19,500,000    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++^                    5.25         06/12/2007          19,207,094
     25,000,000    FOX TROT CDO LIMITED++^                                              5.25         03/07/2007          24,978,125
     25,424,000    FOX TROT CDO LIMITED++^                                              5.26         04/13/2007          25,264,267
     90,000,000    GERMAN RESIDENTIAL FUNDING++^                                        5.23         05/22/2007          88,927,850
     14,500,000    GERMAN RESIDENTIAL FUNDING++^                                        5.25         05/22/2007          14,326,604
     90,000,000    GERMAN RESIDENTIAL FUNDING+/-++                                      5.34         11/23/2007          90,000,000
     35,000,000    GOVCO INCORPORATED++^                                                5.18         05/15/2007          34,622,292
     10,000,000    HARRIER FINANCE FUNDING US LLC++^                                    5.22         07/17/2007           9,799,900
     20,000,000    IOWA STUDENT LOAN LIQUIDITY COMPANY^                                 5.28         03/28/2007          19,920,800
     10,000,000    IRISH LIFE & PERMANENT PLC++^                                        5.20         07/10/2007           9,810,778
     33,000,000    IRISH LIFE & PERMANENT PLC++^                                        5.20         07/19/2007          32,332,667
     50,000,000    IRISH LIFE & PERMANENT PLC++^                                        5.20         07/23/2007          48,960,000
     16,101,000    KBC FINANCIAL PRODUCT INTERNATIONAL LIMITED++^                       5.19         05/14/2007          15,929,229
     62,000,000    KESTREL FUNDING US LLC++^                                            5.25         04/12/2007          61,620,250
     28,794,000    KESTREL FUNDING US LLC++^                                            5.25         05/10/2007          28,500,061

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
COMMERCIAL PAPER (CONTINUED)
  $ 104,171,000    KESTREL FUNDING US LLC++^                                            5.25%        05/14/2007    $    103,046,822
     69,350,000    KLIO III FUNDING CORPORATION++^                                      5.25         05/07/2007          68,672,392
     50,000,000    KOCH RESOURCES LLC++^                                                5.26         03/22/2007          49,846,583
     11,000,000    LEGACY CAPITAL LLC++^                                                5.23         03/06/2007          10,992,017
    101,341,000    LEXINGTON PARKER CAPITAL CORPORATION++^                              5.25         04/16/2007         100,661,171
     59,500,000    LEXINGTON PARKER CAPITAL CORPORATION                                 5.32         03/01/2007          59,500,000
     79,247,000    LEXINGTON PARKER CAPITAL CORPORATION++^                              5.25         05/03/2007          78,518,918
     21,000,000    LIBERTY HARBOUR II CDO++^                                            5.27         04/27/2007          20,824,773
     25,459,000    MANE FUNDING CORPORATION++^                                          5.27         03/19/2007          25,391,916
     62,000,000    NATIONWIDE BUILDING SOCIETY++^                                       5.20         04/11/2007          61,632,822
     25,000,000    NEWPORT FUNDING CORPORATION++^                                       5.25         04/30/2007          24,781,250
     62,459,000    NIEUW AMSTERDAM RECEIVABLES++^                                       5.28         03/12/2007          62,358,328
     17,727,000    NORTH SEA FUNDING LLC++^                                             5.21         04/05/2007          17,637,208
     22,228,000    NORTH SEA FUNDING LLC++^                                             5.25         04/30/2007          22,033,505
     65,000,000    NORTHERN ROCK PLC++^                                                 5.23         05/24/2007          64,206,783
     13,416,000    PERRY GLOBAL FUNDING LLC++^                                          5.20         03/13/2007          13,392,746
     64,000,000    REGENCY MARKETS #1 LLC++^                                            5.25         04/16/2007          63,570,667
     17,000,000    SAINT GERMAIN HOLDINGS INCORPORATED++^                               5.27         03/06/2007          16,987,557
     75,000,000    SAINT GERMAIN HOLDINGS INCORPORATED++^                               5.27         03/21/2007          74,780,417
     10,000,000    SAINT GERMAIN HOLDINGS INCORPORATED++^                               5.28         03/22/2007           9,969,200
     60,000,000    SAINT GERMAIN HOLDINGS INCORPORATED++^                               5.27         03/23/2007          59,806,767
     36,000,000    STANFIELD VICTORIA FUNDING++^                                        5.26         03/16/2007          35,921,100
     23,500,000    STANFIELD VICTORIA FUNDING++^                                        5.25         04/25/2007          23,311,510
     15,000,000    STANFIELD VICTORIA FUNDING++^                                        5.21         07/24/2007          14,685,531
     21,000,000    SWEDISH NATIONAL HOUSING FINANCE++^                                  5.20         04/13/2007          20,869,567
     26,000,000    TANGO FINANCE CORPORATION++^                                         5.25         04/19/2007          25,814,208
     18,833,000    TASMAN FUNDING INCORPORATED++^                                       5.25         05/16/2007          18,624,268
     10,000,000    TEMPO FINANCE CORPORATION++^                                         5.25         05/15/2007           9,890,625
     20,708,000    TEMPO FINANCE CORPORATION++^                                         5.25         05/17/2007          20,475,466
     23,204,000    TIERRA ALTA FUNDING++^                                               5.27         04/11/2007          23,064,731
      9,000,000    VERSAILLES CDS LLC++^                                                5.28         03/05/2007           8,994,720
     32,500,000    VERSAILLES CDS LLC++^                                                5.28         03/08/2007          32,466,633
     15,500,000    VERSAILLES CDS LLC++^                                                5.25         04/16/2007          15,396,021
     20,801,000    WHITE PINE FINANCE LLC++^                                            5.27         04/10/2007          20,679,199

TOTAL COMMERCIAL PAPER (COST $4,178,202,486)                                                                          4,178,202,486
                                                                                                                   ----------------
CORPORATE BONDS & NOTES - 0.91%
     79,000,000    AMERICAN EXPRESS CENTURION SERIES BKNT+/-                            5.29         05/22/2007          79,000,000
      5,075,000    CEI CAPITAL LLC+/-@                                                  5.32         03/01/2033           5,075,000
      2,730,000    CONVENIENCE HOLDING COMPANY SERIES 2002-A+/-@                        5.32         09/01/2042           2,730,000
     10,000,000    LP PINEWOOD SPV+/-@                                                  5.32         02/01/2018          10,000,000

TOTAL CORPORATE BONDS & NOTES (COST $96,805,000)                                                                         96,805,000
                                                                                                                   ----------------
EXTENDABLE BONDS - 14.71%
     30,000,000    AMERICAN GENERAL FINANCE+/-++                                        5.37         03/14/2008          30,000,000
     70,000,000    BANK OF IRELAND+/-++                                                 5.32         03/20/2008          70,000,000
     48,000,000    BEAR STEARNS COMPANIES INCORPORATED+/-                               5.31         03/14/2008          48,000,000
     73,500,000    BNP PARIBAS SA+/-                                                    5.33         12/16/2007          73,500,000

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
EXTENDABLE BONDS (CONTINUED)
$    95,000,000    DNB NOR BANK ASA+/-++                                               5.31%         03/25/2008    $     95,000,000
    114,000,000    FLORIDA HURRICANE CATASTROPHE+/-                                    5.33          03/14/2008         114,001,580
    175,000,000    GENERAL ELECTRIC CAPITAL CORPORATION+/-                             5.45          07/09/2007         175,000,000
     75,000,000    GENERAL ELECTRIC CAPITAL CORPORATION+/-                             5.45          07/09/2007          75,043,558
    126,000,000    HBOS TREASURY SERVICES PLC SERIES MTN+/-++                          5.29          03/07/2008         126,000,000
    100,000,000    ING SECURITY LIFE INSTITUTIONAL FUNDING+/-++                        5.43          03/07/2008         100,000,000
     80,000,000    INTESA BANK (IRELAND) PLC+/-++                                      5.32          03/25/2008          80,000,000
     69,000,000    IRISH LIFE & PERMANENT PLC+/-++                                     5.34          03/20/2008          69,000,000
     42,000,000    KAUPTHING BANK SERIES MTN+/-++                                      5.40          03/20/2007          42,000,000
     33,000,000    MERRILL LYNCH & COMPANY INCORPORATED+/-                             5.57          07/11/2007          33,000,000
     92,500,000    MERRILL LYNCH & COMPANY INCORPORATED+/-                             5.30          03/24/2008          92,500,000
     38,000,000    MORGAN STANLEY+/-                                                   5.40          03/03/2008          38,000,000
     35,000,000    NATIONWIDE BUILDING SOCIETY+/-++                                    5.37          01/07/2008          35,000,000
     27,000,000    NORDEA BANK AB+/-++                                                 5.30          03/07/2008          27,000,000
     75,000,000    NORDEA BANK AB+/-++                                                 5.33          03/11/2008          75,000,000
     45,000,000    NORTHERN ROCK PLC+/-++                                              5.44          01/09/2008          45,000,000
     50,000,000    NORTHERN ROCK PLC+/-++                                              5.38          02/01/2008          50,000,000
     12,000,000    PREMIUM ASSET TRUST+/-++                                            5.38          03/15/2008          12,000,000
     58,000,000    TOTTA IRELAND PLC+/-++                                              5.32          03/07/2008          58,000,000

TOTAL EXTENDABLE BONDS (COST $1,563,045,138)                                                                          1,563,045,138
                                                                                                                   ----------------
MEDIUM TERM NOTES - 12.37%
     36,000,000    ALLSTATE LIFE GLOBAL FUND TRUST+/-                                  5.38          11/14/2007          36,012,435
      7,000,000    ALLSTATE LIFE GLOBAL FUNDING II+/-++                                5.43          04/02/2007           7,000,495
     17,000,000    AMERICAN HONDA FINANCE CORPORATION+/-++                             5.32          05/11/2007          16,999,668
     35,000,000    ASIF GLOBAL FINANCING+/-++                                          5.40          05/03/2007          35,003,738
     26,000,000    ATLAS CAPITAL FUNDING CORPORATION+/-++                              5.31          12/10/2007          26,000,000
    119,400,000    BANK OF AMERICA SECURITIES+/-@(E)                                   5.38                             119,400,000
    190,600,000    BEAR STEARNS COMPANIES INCORPORATED+/-@(E)                          5.43                             190,600,000
     22,000,000    CHEYNE FINANCE LLC+/-++                                             5.32          05/21/2007          21,999,159
     23,000,000    CHEYNE FINANCE LLC+/-++                                             5.32          05/24/2007          22,998,958
     31,000,000    CHEYNE FINANCE LLC+/-++                                             5.33          07/16/2007          30,997,143
     46,000,000    CULLINAN FINANCE CORPORATION+/-++                                   5.32          05/21/2007          45,998,985
     82,750,000    CULLINAN FINANCE CORPORATION+/-++                                   5.32          01/04/2008          82,736,854
    105,000,000    HARRIER FINANCE FUNDING LLC+/-++                                    5.32          05/15/2007         104,996,662
     22,000,000    KESTREL FUNDING US LLC+/-++                                         5.34          09/21/2007          21,997,590
     30,000,000    LEHMAN BROTHERS HOLDINGS+/-                                         5.39          07/19/2007          30,010,804
     13,000,000    LIBERTY LIGHT US CAPITAL+/-++                                       5.51          03/15/2007          13,000,781
     27,000,000    LIBERTY LIGHT US CAPITAL+/-++                                       5.32          07/10/2007          26,998,096
     35,000,000    LIBERTY LIGHT US CAPITAL+/-++                                       5.32          01/07/2008          34,994,094
     28,000,000    MONUMENT GLOBAL FUNDING II+/-++                                     5.35          12/20/2007          28,000,000
     56,000,000    NATIONWIDE BUILDING SOCIETY+/-++                                    5.46          02/01/2008          56,065,725
     58,500,000    PARCS MASTER TRUST+/-++                                             5.36          03/20/2007          58,500,000
     55,000,000    PYXIS MASTER TRUST SERIES 2007-1+/-++                               5.34          12/20/2007          55,000,000
     68,000,000    PYXIS MASTER TRUST SERIES 2007-3+/-++                               5.37          08/27/2007          68,000,000
     25,000,000    SEDNA FINANCE INCORPORATED+/-++                                     5.32          05/30/2007          24,999,355


WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
MEDIUM TERM NOTES (CONTINUED)
$    26,000,000    SEDNA FINANCE INCORPORATED+/-++                                     5.32%         06/18/2007    $     25,999,177
     38,000,000    SEDNA FINANCE INCORPORATED+/-++                                     5.32          10/12/2007          37,996,545
     44,000,000    TANGO FINANCE CORPORATION+/-++                                      5.32          05/24/2007          43,998,987
     22,800,000    VETRA FINANCE INCORPORATED+/-++                                     5.32          12/06/2007          22,798,251
     25,500,000    ZELA FINANCE INCORPORATED+/-++                                      5.32          12/07/2007          25,498,031

TOTAL MEDIUM TERM NOTES (COST $1,314,601,533)                                                                         1,314,601,533
                                                                                                                   ----------------
MUNICIPAL BONDS & NOTES - 1.08%
      9,700,000    COLORADO HOUSING & FINANCE AUTHORITY SFMR SERIES B (HOUSING
                   REVENUE)+/-@                                                        5.36          11/01/2033           9,700,000
      9,775,000    COLORADO HOUSING & FINANCE AUTHORITY SFMR SERIES C (HOUSING
                   REVENUE)+/-@                                                        5.36          11/01/2036           9,775,000
     29,160,000    CONNECTICUT STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                   REVENUE YALE UNIVERSITY SERIES U (COLLEGE & UNIVERSITY
                   REVENUE LOC)+/-@                                                    3.42          07/01/2033          29,157,667
        135,000    KALAMAZOO MI FUNDING COMPANY LLC SERIES 96C+/-@                     5.37          12/15/2026             135,000
        140,000    KALAMAZOO MI FUNDING COMPANY LLC SERIES 96D+/-@                     5.37          12/15/2026             140,000
        165,000    KALAMAZOO MI FUNDING COMPANY LLC SERIES 96E+/-@                     5.37          12/15/2026             165,000
         65,000    KALAMAZOO MI FUNDING COMPANY LLC SERIES 96G+/-@                     5.46          12/15/2026              65,000
        250,000    KALAMAZOO MI FUNDING COMPANY LLC SERIES 96I+/-@                     5.37          12/15/2026             250,000
      5,000,000    MISSISSIPPI BUSINESS FINANCE CORPORATION (IDR LOC)+/-@              5.30          02/01/2023           5,000,000
     10,505,000    MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GO UNLIMITED,
                   BANK OF AMERICA NA LOC)+/-@                                         5.33          11/01/2028          10,505,000
      1,300,000    NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY MSNBC/CNBC SERIES A
                   (IDR)+/-@                                                           5.30          10/01/2021           1,300,000
     21,000,000    NORTH TEXAS HIGHER EDUCATIONAL AUTHORITY INCORPORATED
                   SERIES D (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE,
                   AMBAC INSURED)+/-@                                                  5.32          12/01/2046          21,000,000
     27,000,000    NORTH TEXAS HIGHER EDUCATIONAL AUTHORITY INCORPORATED
                   SERIES D (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE, BANK
                   OF AMERICA NA LOC)+/-@                                              5.32          06/01/2045          26,999,733
        810,000    SUSSEX WI ROTATING EQUIPMENT PROJECT SERIES B (IDR LOC)+/-@         5.36          11/01/2020             810,000

TOTAL MUNICIPAL BONDS & NOTES (COST $115,002,400)                                                                       115,002,400
                                                                                                                   ----------------
PROMISSORY NOTES - 3.43%
    254,000,000    CITIGROUP GLOBAL+/-@(E)                                             5.38                             254,000,000
    110,000,000    GOLDMAN SACHS GROUP INCORPORATED+/-++                               5.38          01/28/2008         110,000,000

TOTAL PROMISSORY NOTES (COST $364,000,000)                                                                              364,000,000
                                                                                                                   ----------------
TIME DEPOSITS - 10.93%
    293,000,000    CALYON                                                              5.34          03/01/2007         293,000,000
    117,000,000    DANSKE BANK A/S (COPENHAGGEN)                                       5.34          03/01/2007         117,000,000
    230,000,000    FORTIS BANK (GRAND CAYMAN)                                          5.27          03/06/2007         230,000,000
    293,000,000    ING BANK NV (AMSTERDAM)                                             5.34          03/01/2007         293,000,000
    228,000,000    SKANDINAV ENSKILDA BANK                                             5.27          03/05/2007         228,000,000

TOTAL TIME DEPOSITS (COST $1,161,000,000)                                                                             1,161,000,000
                                                                                                                   ----------------

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
REPURCHASE AGREEMENTS - 13.02%
$   230,000,000    BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $230,034,053)                 5.33%         03/01/2007    $    230,000,000
    230,000,000    CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $230,034,308)                 5.37          03/01/2007         230,000,000
     35,679,000    CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE  $35,684,292)                 5.34          03/01/2007          35,679,000
    215,000,000    CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $215,031,951)                 5.35          03/01/2007         215,000,000
    165,000,000    GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $165,024,521)                 5.35          03/01/2007         165,000,000
    230,000,000    GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $230,235,686)                 5.27          03/07/2007         230,000,000
     58,000,000    JPMORGAN CHASE SECURITIES - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $58,008,619)                  5.35          03/01/2007          58,000,000
    220,000,000    UBS SECURITIES LLC - 102% COLLATERALIZED BY US GOVERNMENT
                   SECURITIES (MATURITY VALUE $220,032,144)                            5.26          03/01/2007         220,000,000

TOTAL REPURCHASE AGREEMENTS (COST $1,383,679,000)                                                                     1,383,679,000
                                                                                                                   ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $10,635,877,273)*                      100.09%                                                               $ 10,635,877,273

OTHER ASSETS AND LIABILITIES, NET             (0.09)                                                                     (9,583,850)
                                             ------                                                                ----------------
TOTAL NET ASSETS                             100.00%                                                               $ 10,626,293,423
                                             ======                                                                ================

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(E)   THE SECURITY IS A PRIVATE PLACEMENT WITH NO STATED MATURITY DATE.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE    MATURITY DATE        VALUE
COMMERCIAL PAPER - 3.93%
$     5,000,000    ASCENSION PARISH LA                                                  3.75%        04/05/2007    $      5,000,000
      2,110,000    NORTH CENTRAL TX HEALTH SERIES 1998                                  3.65         06/06/2007           2,110,000
      8,150,000    ROCHESTER MN HEALTH CARE SERIES 92-C                                 3.57         04/05/2007           8,150,000
      2,000,000    UNIVERSITY OF TEXAS SYSTEM SERIES A                                  3.65         06/13/2007           2,000,000

TOTAL COMMERCIAL PAPER (COST $17,260,000)                                                                                17,260,000
                                                                                                                   ----------------
MUNICIPAL BONDS & NOTES - 94.73%

ALABAMA - 3.86%
        435,000    BALDWIN COUNTY AL BOARD OF EDUCATION (SALES TAX
                   REVENUE, AMBAC INSURED)+/-@                                          3.72         06/01/2025             435,000
      1,000,000    COLUMBIA AL INDUSTRIAL DEVELOPMENT BOARD ALABAMA
                   POWER COMPANY PROJECT (IDR)+/-@                                      3.67         06/01/2028           1,000,000
        435,000    DECATUR AL INDUSTRIAL DEVELOPMENT BOARD BP AMOCO
                   CHEMICAL COMPANY PROJECT (IDR LOC)+/-@                               3.69         11/01/2035             435,000
      3,900,000    MOBILE AL INDUSTRIAL DEVELOPMENT BOARD ALABAMA POWER
                   COMPANY BARRY PLANT PROJECT SERIES B (IDR)+/-@                       3.70         09/01/2031           3,900,000
        500,000    MOBILE AL INDUSTRIAL DEVELOPMENT BOARD ALABAMA POWER
                   COMPANY THEODORE PLANT SERIES A (IDR)+/-@                            3.70         04/01/2031             500,000
      6,800,000    SCOTTSBORO AL INDUSTRIAL DEVELOPMENT BOARD ALUMINUM
                   ONE INCORPORATED PROJECT (IDR, NATIONAL CITY BANK)+/-@               3.77         02/01/2027           6,800,000
      3,900,000    STEVENSON AL INDUSTRIAL DEVELOPMENT BOARD-THE MEAD
                   CORPORATION SERIES C (IDR, JPMORGAN CHASE BANK LOC)+/-@              3.59         11/01/2033           3,900,000

                                                                                                                         16,970,000
                                                                                                                   ----------------
CALIFORNIA - 2.13%
         55,000    CALIFORNIA STATE DAILY KINDERGARTEN UNIVERSITY SERIES
                   B3 (PROPERTY TAX REVENUE, CITIBANK NA LOC)+/-@                       3.67         12/01/2032              55,000
        100,000    PORT OF OAKLAND CA (AIRPORT REVENUE, FGIC INSURED)+/-@               3.69         05/01/2008             100,000
      9,098,000    ROARING FORK MUNICIPAL PRODUCTS LLC CLASS A (SACRAMENTO
                   COUNTY SANITATION DISTRIBUTION FINANCING AUTHORITY)
                   FGIC INSURED (OTHER REVENUE, BANK OF NEW YORK LOC)+/-@               3.80         09/01/2041           9,098,000
         95,000    SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY
                   CLASS B (LEASE REVENUE, AMBAC INSURED)+/-@                           3.70         02/15/2026              95,000

                                                                                                                          9,348,000
                                                                                                                   ----------------
COLORADO - 1.92%
      7,175,000    DOUGLAS COUNTY CO LINCOLN POINTE LOFTS PROJECT (OTHER                3.75         12/01/2039           7,175,000
                   REVENUE, US BANK NA LOC)+/-@
      1,250,000    HUDSON CO SERIES A (IDR, US BANK NA LOC)+/-@                         3.89         11/01/2020           1,250,000

                                                                                                                          8,425,000
                                                                                                                   ----------------
FLORIDA - 4.41%
      3,490,000    HILLSBOROUGH COUNTY FL AVIATION AUTHORITY PROJECT
                   2723 (AIRPORT REVENUE, AMBAC INSURED)+/-@                            3.73         10/01/2015           3,490,000
      4,370,000    HILLSBOROUGH COUNTY FL PORT DISTRICT PROJECT 2571
                   (AIRPORT REVENUE, MBIA INSURED)+/-@                                  3.73         06/01/2020           4,370,000
      4,230,000    ORANGE COUNTY FL HOMEOWNER SERIES MT 118 (HOUSING
                   REVENUE)+/-@                                                         3.74         03/01/2034           4,230,000
      1,000,000    SARASOTA COUNTY FL CONTINUING CARE RETIREMENT COMMUNITY
                   GLENRIDGE PALMER PROJECT (HEALTH FACILITIES FINANCING
                   AUTHORITY REVENUE, BANK OF SCOTLAND LOC)+/-@                         3.64         06/01/2036           1,000,000
      5,185,000    SCA TAX EXEMPT TRUST PT 2517 LEE COUNTY FL (HOUSING
                   REVENUE, FIRST SECURITY BANK LOC)+/-@                                3.74         01/01/2030           5,185,000
      1,075,000    SUNSHINE STATE GOVERNMENTAL FINANCING COMMISSION
                   REVENUE (OTHER REVENUE LOC)+/-@                                      3.63         07/01/2016           1,075,000

                                                                                                                         19,350,000
                                                                                                                   ----------------

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
GEORGIA - 5.76%
$    25,300,000    CRISP COUNTY GA SOLID WASTE MANAGEMENT AUTHORITY
                   (OTHER REVENUE, FIRST SECURITY BANK LOC)+/-@                         4.09%        01/01/2023    $     25,300,000

                                                                                                                         25,300,000
                                                                                                                   ----------------
IDAHO - 0.59%
      2,575,000    BONNEVILLE COUNTY ID INDUSTRIAL DEVELOPMENT
                   CORPORATION YELLOWSTONE PLASTICS PROJECT (IDR)+/-@                   3.74         08/01/2014           2,575,000
                                                                                                                   ----------------
ILLINOIS - 6.03%
      2,185,000    GENEVA IL CONTINENTAL ENVELOPE PROJECT (IDR, BANK ONE
                   CHICAGO NA LOC)+/-@                                                  4.00         04/01/2016           2,185,000
      1,500,000    GREENVILLE IL GREENVILLE COLLEGE PROJECT (OTHER
                   REVENUE)+/-@                                                         3.70         11/01/2036           1,500,000
      3,495,000    ILLINOIS DEVELOPMENT FINANCE AUTHORITY MCL
                   INCORPORATED PROJECT (IDR)+/-@                                       4.00         06/01/2017           3,495,000
        950,000    ILLINOIS DEVELOPMENT FINANCE AUTHORITY RESIDENTIAL
                   RENTAL (HOUSING REVENUE, FHLMC INSURED)+/-@                          3.73         04/01/2024             950,000
        900,000    ILLINOIS DEVELOPMENT FINANCE AUTHORITY SURGIPATH
                   MEDICAL INDUSTRY PROJECT (IDR)+/-@                                   3.74         06/01/2011             900,000
      1,055,000    ILLINOIS FINANCE AUTHORITY MERUG LLC SERIES B (IDR,
                   JPMORGAN CHASE BANK LOC)+/-@                                         4.00         12/01/2018           1,055,000
      9,750,000    ILLINOIS HOUSING DEVELOPMENT AUTHORITY HOMEOWNER
                   MORTGAGE A3 (HOUSING REVENUE, STATE STREET BANK & TRUST
                   CA LOC)+/-@                                                          3.57         08/01/2035           9,750,000
      2,385,000    LAKE COUNTY IL BROWN PAPER GOODS PROJECT (IDR, BANK
                   ONE CHICAGO NA LOC)+/-@                                              4.00         10/01/2021           2,385,000
      2,600,000    LAKE COUNTY IL NORTHPOINT ASSOCIATION (IDR, NORTHERN
                   TRUST CORPORATION LOC)+/-@                                           3.63         07/01/2029           2,600,000
      1,660,000    LAKE ZURICH IL (ECONOMIC DEVELOPMENT REVENUE,
                   JPMORGAN CHASE BANK LOC)+/-@                                         4.00         12/01/2009           1,660,000

                                                                                                                         26,480,000
                                                                                                                   ----------------
INDIANA - 2.01%
      1,225,000    GREENSBURG IN COMMUNITY PARTNERS VILLAGE II (HOUSING
                   REVENUE, FHLMC INSURED)+/-@                                          3.74         09/01/2029           1,225,000
        365,000    INDIANA STATE EDUCATIONAL FACILITIES AUTHORITY
                   REVENUE UNIVERSITY OF INDIANAPOLIS (COLLEGE & UNIVERSITY
                   REVENUE, FIFTH THIRD BANK LOC)+/-@                                   3.69         10/01/2030             365,000
      7,226,000    INDIANAPOLIS IN PEDCOR INVESTMENTS WATERFRONT SERIES
                   A (HOUSING REVENUE, FHLMC INSURED)+/-@                               3.76         01/01/2032           7,226,000

                                                                                                                          8,816,000
                                                                                                                   ----------------
IOWA - 1.63%
      1,360,000    IOWA FINANCE AUTHORITY CARE INITIATIVES PROJECT
                   (OTHER REVENUE, KBC BANK NV LOC)+/-@                                 3.69         11/01/2036           1,360,000
      1,745,000    IOWA FINANCE AUTHORITY EDUCATIONAL FACILITY HOLY
                   FAMILY CATHOLIC SCHOOLS (EDUCATIONAL FACILITIES REVENUE,
                   ALLIED IRISH BANK PLC LOC)+/-@                                       3.69         03/01/2036           1,745,000
        155,000    IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGES
                   AMBROSE (COLLEGE & UNIVERSITY REVENUE LOC)+/-@                       3.64         04/01/2033             155,000
      2,115,000    IOWA STATE SCHOOL CASH ANTICIPATION PROGRAM SERIES B
                   (EDUCATIONAL FACILITIES REVENUE, FIRST SECURITY BANK LOC)            4.25         01/25/2008           2,127,367
      1,750,000    IOWA STATE TRAN (PROPERTY TAX REVENUE)                               4.25         06/29/2007           1,754,070

                                                                                                                          7,141,437
                                                                                                                   ----------------
KENTUCKY - 2.15%
      3,000,000    CARROLL COUNTY KY SOLID WASTE DISPOSAL BPB
                   ACQUISITION PROJECT (IDR, BANK OF AMERICA LOC)+/-@                   3.59         05/01/2031           3,000,000
      4,155,000    DAVIESS COUNTY KY PARK REGENCY (OTHER REVENUE,
                   SOCIETE GENERALE LOC)+/-@                                            3.80         07/01/2020           4,155,000
      2,270,000    MADISONVILLE KY INDUSTRIAL BUILDING PERIOD
                   INCORPORATED PROJECT (IDR)+/-@                                       3.74         05/01/2015           2,270,000

                                                                                                                          9,425,000
                                                                                                                   ----------------

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
LOUISIANA - 3.10%
$     9,500,000    PORT OF NEW ORLEANS LA (IDR, BANQUE NATIONALE PARIS LOC)+/-@         3.71%        06/01/2034    $      9,500,000
      4,100,000    ST. CHARLES PARISH LA SHELL OIL COMPANY PROJECT SERIES A
                   (IDR)+/-@                                                            3.69         10/01/2022           4,100,000

                                                                                                                         13,600,000
                                                                                                                   ----------------
MICHIGAN - 3.53%
     15,485,000    WAYNE COUNTY MI AIRPORT AUTHORITY (AIRPORT REVENUE, MBIA
                   INSURED)+/-@                                                         3.72         12/01/2024          15,485,000

                                                                                                                         15,485,000
                                                                                                                   ----------------
MINNESOTA - 8.25%
      1,985,000    HENNEPIN COUNTY MN HOUSING & RDA STONE ARCH APARTMENTS
                   PROJECT (MFHR, LASALLE NATIONAL BANK NA LOC)+/-@                     3.74         04/15/2035           1,985,000
      2,140,000    MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                   (AIRPORT REVENUE, FGIC INSURED)+/-@                                  3.73         01/01/2013           2,140,000
      1,200,000    MINNEAPOLIS MN DRIFTWOOD APARTMENTS PROJECT A (HOUSING
                   REVENUE, US BANK NA LOC)+/-@                                         3.79         10/01/2024           1,200,000
        135,000    MINNESOTA STATE HIGHER EDUCATION FACILITIES AUTHORITY
                   SCHOLASTICA SERIES 6A (HOUSING REVENUE,
                   MARSHALL & ISLEY BANK LOC)+/-@                                       3.64         12/01/2034             135,000
      5,040,000    MINNESOTA STATE RESIDENTIAL HOUSING SERIES B (HOUSING
                   REVENUE, GO OF AUTHORITY)+/-@                                        3.73         01/01/2033           5,040,000
      1,820,000    MINNESOTA STATE RESIDENTIAL HOUSING SERIES J (HOUSING
                   REVENUE, GO OF AUTHORITY)+/-@                                        3.73         07/01/2033           1,820,000
        975,000    MONTROSE MN LYMAN LUMBER COMPANY PROJECT (IDR, US BANK NA
                   LOC)+/-@                                                             3.74         05/01/2026             975,000
      8,100,000    RAMSEY COUNTY MN HOUSING & REDEVELOPMENT MFHR GATEWAY
                   APARTMENTS LP SERIES A (HOUSING REVENUE, LASALLE NATIONAL
                   BANK NA LOC)+/-@                                                     3.75         10/01/2038           8,100,000
      8,000,000    ST. ANTHONY MN LANDINGS SILVER LAKE SERIES A (MFHR, LASALLE
                   NATIONAL BANK NA LOC)+/-@                                            3.75         10/01/2037           8,000,000
      2,205,000    ST. LOUIS PARK MN NEWPORT ON SEVEN APARTMENTS PROJECT (MFHR,
                   FNMA INSURED)+/-@                                                    3.74         09/15/2031           2,205,000
        450,000    ST. PAUL MN HOUSING & RDA DISTRICT COOLING SERIES I (IDR,
                   DEXIA CREDIT LOCAL DE FRANCE LOC)+/-@                                3.59         06/01/2015             450,000
        800,000    ST. PAUL MN HOUSING & RDA DISTRICT COOLING SERIES L (IDR,
                   DEXIA CREDIT LOCAL DE FRANCE LOC)+/-@                                3.59         03/01/2018             800,000
        380,000    ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (OTHER
                   REVENUE, ALLIED IRISH BANK PLC LOC)+/-@                              3.64         10/01/2025             380,000
      2,250,000    ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES R (OTHER
                   REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-@                       3.74         03/01/2022           2,250,000
        750,000    ST. PAUL MN PORT AUTHORITY SERIES 2005-4 SERIES I (ELECTRIC
                   REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-@                       3.74         12/01/2025             750,000

                                                                                                                         36,230,000
                                                                                                                   ----------------
MISSISSIPPI - 0.42%
        845,000    MISSISSIPPI BUSINESS FINANCE CORPORATION ARCH ALUMINUM &
                   GLASS PROJECT (IDR, COMERCIA BANK CA LOC)+/-@                        3.87         01/01/2014             845,000
      1,000,000    MISSISSIPPI BUSINESS FINANCE CORPORATION REGIONAL ASSEMBLY &
                   MANUFACTURING PROJECT (IDR, JPMORGAN CHASE BANK LOC)+/-@             3.59         12/01/2018           1,000,000

                                                                                                                          1,845,000
                                                                                                                   ----------------
MISSOURI - 1.46%
      3,300,000    HANNIBAL MO IDA BUCKHORN RUBBER PRODUCTS PROJECT (IDR, BANK
                   ONE CHICAGO NA LOC)+/-@                                              4.00         03/01/2010           3,300,000
        595,000    KANSAS CITY MO IDA DOWNTOWN ARENA PROJECT SERIES C (IDR,
                   AMBAC INSURED)+/-@                                                   3.55         04/01/2040             595,000

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
MISSOURI (CONTINUED)
$     2,185,000    MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                   BAPTIST COLLEGE (COLLEGE & UNIVERSITY REVENUE, US BANK NA
                   LOC)+/-@                                                             3.69%        11/15/2022    $      2,185,000
        340,000    MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                   SOUTHWEST BAPTIST UNIVERSITY PROJECT (HEALTHCARE FACILITIES
                   REVENUE, BANK OF AMERICA NA LOC)+/-@                                 3.69         10/01/2033             340,000

                                                                                                                          6,420,000
                                                                                                                   ----------------
NEBRASKA - 0.03%
        125,000    LANCASTER COUNTY NE HOSPITAL AUTHORITY HEALTH FACILITIES
                   REVENUE IMMANUEL HEALTH SYSTEM SERIES A (HFFA REVENUE
                   LOC)+/-@                                                             3.64         07/01/2030             125,000
                                                                                                                   ----------------
NEW JERSEY - 1.37%
      6,000,000    NEW JERSEY STATE TRAN (OTHER REVENUE)                                4.50         06/22/2007           6,015,129
                                                                                                                   ----------------
NEW MEXICO - 1.14%
      5,000,000    NEW MEXICO STATE TRAN (OTHER REVENUE)                                4.50         06/29/2007           5,011,715
                                                                                                                   ----------------
NEW YORK - 0.02%
        100,000    NEW YORK STATE DORMITORY AUTHORITY LONG ISLAND UNIVERSITY
                   (COLLEGE & UNIVERSITY REVENUE, CIFG INSURED)+/-@                     3.64         09/01/2036             100,000
                                                                                                                   ----------------
NORTH CAROLINA - 0.40%
      1,755,000    CLEVELAND COUNTY NC INDUSTRIAL FACILITIES & PCFA BLACHFORD
                   RUBBER PROJECT (IDR, BANK ONE CHICAGO NA LOC)+/-@                    3.75         07/01/2023           1,755,000
                                                                                                                   ----------------
NORTH DAKOTA - 2.84%
      3,000,000    NORTH DAKOTA STATE HFA HOME MORTGAGE PROGRAM SERIES A
                   (HOUSING REVENUE, LLOYDS BANK LOC)+/-@                               3.59         07/01/2037           3,000,000
      3,500,000    NORTH DAKOTA STATE HFA HOME MORTGAGE PROGRAM SERIES B
                   (HOUSING REVENUE)+/-@                                                3.59         01/01/2035           3,500,000
      5,965,000    NORTH DAKOTA STATE HFA HOME MORTGAGE PROGRAM SERIES B
                   (HOUSING REVENUE, KBC BANK NV LOC)+/-@                               3.59         01/01/2034           5,965,000

                                                                                                                         12,465,000
                                                                                                                   ----------------
OHIO - 0.30%
      1,340,000    FRANKLIN COUNTY OH LIFELINE SHELTER SYSTEMS PROJECT (IDR,
                   BANK ONE CHICAGO NA LOC)+/-@                                         4.00         10/01/2021           1,340,000
                                                                                                                   ----------------
OKLAHOMA - 0.16%
        700,000    TULSA COUNTY OK HFA SFMR GNMA MORTGAGE BACKED SECURITIES
                   CLASS A SERIES E (IDR LOC)+/-@                                       3.63         07/01/2032             700,000
                                                                                                                   ----------------
OTHER - 9.63%
         15,000    CLIPPER BRIGANTINE TAX-EXEMPT TRUST CERTIFICATES SERIES 2002
                   (OTHER REVENUE, STATE STREET BANK & TRUST COMPANY LOC)+/-@++         4.00         02/01/2030              15,000
     11,091,000    CLIPPER TAX EXEMPT COP PUTTABLE (OTHER REVENUE)+/-@                  3.85         08/01/2007          11,091,000
     31,185,000    SUNAMERICA TRUST CERTIFICATES VARIOUS STATES CLASS A SERIES
                   2 (OTHER REVENUE, FHLMC INSURED)+/-@                                 3.80         07/01/2041          31,185,000

                                                                                                                         42,291,000
                                                                                                                   ----------------
PENNSYLVANIA - 0.93%
        190,000    BEAVER COUNTY PA IDA FIRST ENERGY NUCLEAR GENERATOR
                   CORPORATION PROJECT (IDR, BARCLAYS BANK PLC LOC)+/-@                 3.61         01/01/2035             190,000
      3,910,000    PENNSYLVANIA ECONOMIC DEVELOPMENT FINANCING AUTHORITY EXEMPT
                   FACILITIES PROJECT SERIES B (LEASE REVENUE, MORGAN
                   GUARANTY TRUST LOC)+/-@                                              3.73         11/01/2041           3,910,000

                                                                                                                          4,100,000
                                                                                                                   ----------------

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
SOUTH CAROLINA - 3.34%
$       680,000    FLORENCE COUNTY SC SOLID WASTE DISPOSAL & WASTEWATER
                   TREATMENT ROCHE CAROLINA INCORPORATED PROJECT (IDR,
                   DEUTSCHE BANK AG LOC)+/-@                                            3.69%        04/01/2026    $        680,000
      5,000,000    SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY SOUTH
                   ATLANTIC CANNERS PROJECT (IDR, WACHOVIA BANK LOC)+/-@                3.72         12/01/2021           5,000,000
      5,000,000    SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY WASTE
                   MANAGEMENT (IDR, WACHOVIA BANK LOC)+/-@                              3.57         07/01/2024           5,000,000
      4,000,000    SOUTH CAROLINA STATE HOUSING FINANCE & DEVELOPMENT AUTHORITY
                   ROCKY CREEK (MFHR, WACHOVIA BANK LOC)+/-@                            3.72         01/01/2048           4,000,000

                                                                                                                         14,680,000
                                                                                                                   ----------------
TENNESSEE - 5.69%
      1,645,000    COFFEE COUNTY TN INDUSTRIAL BOARD INCORPORATED MCKEY
                   PERFORATED PRODUCTS PROJECT (IDR, M&I MARSHALL & ILSLEY
                   LOC)+/-@                                                             3.74         06/01/2016           1,645,000
      8,000,000    HUNTINGDON TN INDUSTRIAL DEVELOPMENT BOARD BEHLEN
                   MANUFACTURING COMPANY PROJECT (IDR, LASALLE BANK NA LOC)+/-@         3.85         05/01/2020           8,000,000
      7,425,000    SCA TAX-EXEMPT TRUST PT-2518 HAMILTON COUNTY TN INDUSTRIAL
                   (HOUSING REVENUE, FIRST SECURITY BANK LOC)+/-@                       3.74         01/01/2030           7,425,000
      2,925,000    SCA TAX-EXEMPT TRUST PT-2520 MEMPHIS TN HEALTH EDUCATIONAL
                   FINANCE (HOUSING REVENUE, FIRST SECURITY BANK LOC)+/-@               3.74         01/01/2030           2,925,000
      5,000,000    SHELBY COUNTY TN HEALTH & EDUCATIONAL HOUSING FACILITIES
                   COURTYARDS APARTMENTS SERIES I PROJECT A (HOUSING REVENUE,
                   NATIONSBANK NA LOC)+/-@                                              3.72         07/01/2022           5,000,000

                                                                                                                         24,995,000
                                                                                                                   ----------------
TEXAS - 8.75%
      7,500,000    ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-69 (PROPERTY TAX
                   REVENUE, MBIA INSURED)+/-@                                           3.74         10/01/2014           7,500,000
      2,400,000    BRAZOS RIVER TX HARBOR NAVAL DISTRICT MEREY SWEENY LP
                   PROJECT SERIES A (IDR, BANK OF AMERICA NA LOC)+/-@                   3.70         04/01/2021           2,400,000
        300,000    CALHOUN COUNTY TX NAVY IDA+/-@                                       3.69         01/01/2024             300,000
     12,400,000    CALHOUN COUNTY TX NAVY IDA PORT FORMOSA PLASTICS CORPORATION
                   PROJECT (IDR, BANK OF AMERICA LOC)+/-@                               3.59         11/01/2015          12,400,000
      3,990,000    DALLAS FORT WORTH TX INTERNATIONAL AIRPORT SERIES 778 Z
                   (AIRPORT REVENUE, MBIA INSURED)+/-@                                  3.75         11/01/2011           3,990,000
      1,575,000    GULF COAST TX IDA ENVIRONMENTAL FACILITIES REVENUE CITGO
                   PETROLEUM CORPORATION PROJECT (IDR, ROYAL BANK OF SCOTLAND
                   LOC)+/-@                                                             3.69         02/01/2032           1,575,000
      2,060,000    HARRIS COUNTY TX INDUSTRIAL DEVELOPMENT CORPORATION
                   PRECISION GENERAL INCORPORATED PROJECT (IDR, MORGAN GUARANTY
                   TRUST LOC)+/-@                                                       3.75         10/01/2016           2,060,000
      2,100,000    MONTGOMERY COUNTY TX POROUS MEDIA LIMITED PROJECT (IDR, US
                   BANK NA LOC)+/-@                                                     3.89         09/01/2015           2,100,000
      2,500,000    NORTH TEXAS HIGHER EDUCATION AUTHORITY INCORPORATED STUDENT
                   LOAN SERIES A (COLLEGE & UNIVERSITY REVENUE, AMBAC
                   INSURED)+/-@                                                         3.57         04/01/2036           2,500,000
      3,000,000    TEXAS STATE SERIES A2 (OTHER REVENUE)+/-@                            3.58         12/01/2029           3,000,000
        600,000    WEST SIDE CALHOUN COUNTY TX NAVY DISTRICT BP CHEMICALS
                   INCORPORATED PROJECT (IDR)+/-@                                       3.69         10/01/2030             600,000

                                                                                                                         38,425,000
                                                                                                                   ----------------
UTAH - 1.71%
      7,500,000    UTAH HOUSING CORPORATION TODD HOLLOW APARTMENTS SERIES A
                   (HOUSING REVENUE)+/-@                                                3.90         07/01/2038           7,500,000
                                                                                                                   ----------------
WASHINGTON - 8.70%
      5,000,000    PORT OF SEATTLE WA (OTHER REVENUE, FORTIS BANK SA LOC)+/-@           3.57         09/01/2035           5,000,000
      4,700,000    PORT OF SEATTLE WA INDUSTRIAL DEVELOPMENT CORPORATION
                   CROWLEY MARINE SERVICES PROJECT BP WEST COAST PRODUCTS
                   LLC PROJECT (AIRPORT REVENUE, CITIBANK NA LOC)+/-@                   3.59         12/31/2021           4,700,000

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
WASHINGTON (CONTINUED)
$     7,245,000    SCA TAX-EXEMPT TRUST PT-2519 WASHINGTON STATE HOUSING
                   FINANCE (HOUSING REVENUE, FIRST SECURITY BANK LOC)+/-@               3.74%        01/01/2030    $      7,245,000
      4,405,000    WASHINGTON STATE HOUSING FINANCE COMMISSION HEATHERWOOD
                   APARTMENTS PROJECT SERIES A (MFHR, US BANK TRUST NA LOC)+/-@         3.74         01/01/2035           4,405,000
      9,640,000    WASHINGTON STATE HOUSING FINANCE COMMISSION MERRILL GARDENS
                   TACOMA SERIES A (OTHER REVENUE, BANK OF AMERICA LOC)+/-@             3.75         09/15/2040           9,640,000
      1,500,000    WASHINGTON STATE HOUSING FINANCE COMMISSION MILL POINTE
                   APARTMENTS PROJECT SERIES A (MFHR, US BANK TRUST NA LOC)+/-@         3.74         01/01/2030           1,500,000
      3,950,000    WASHINGTON STATE HOUSING FINANCE COMMISSION PARK VISTA
                   RETIREMENT PROJECT A (MFHR, BANK OF AMERICA LOC)+/-@                 3.71         03/01/2041           3,950,000
      1,775,000    WASHINGTON STATE HOUSING FINANCE COMMUNITY MFHR LAKEWOOD
                   MEADOWS APARTMENTS PROJECT SERIES A (MFHR LOC, FNMA
                   INSURED)+/-@                                                         3.74         07/15/2033           1,775,000

                                                                                                                         38,215,000
                                                                                                                   ----------------
WISCONSIN - 2.47%
      1,685,000    ASHWAUBENON WI VALLEY PACKAGING SUPPLY COMPANY (IDR)+/-@             3.74         05/01/2020           1,685,000
      1,105,000    MIDDLETON WI FRISTAM PUMPS INCORPORATED PROJECT (IDR)+/-@            3.74         05/01/2020           1,105,000
      3,500,000    MILWAUKEE WI RDA DEVELOPMENT HELWIG CARBON PRODUCTS SERIES A
                   (IDR)+/-@                                                            3.74         11/01/2028           3,500,000
      3,095,000    NEW LONDON WI WOHLT CHEESE CORPORATION PROJECT (IDR)+/-@             3.74         07/01/2021           3,095,000
      1,465,000    OREGON WI FIVE K PARTNERSHIP PROJECT A (IDR, US BANK NA
                   LOC)+/-@                                                             3.79         06/01/2021           1,465,000

                                                                                                                         10,850,000
                                                                                                                   ----------------
TOTAL MUNICIPAL BONDS & NOTES (COST $415,978,281)                                                                       415,978,281
                                                                                                                   ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $433,238,281)*                                    98.66%                                                     $    433,238,281

OTHER ASSETS AND LIABILITIES, NET                        1.34                                                             5,874,144
                                                       ------                                                      ----------------

TOTAL NET ASSETS                                       100.00%                                                     $    439,112,425
                                                       ======                                                      ================

+/-   VARIABLE RATE INVESTMENTS.

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE    MATURITY DATE       VALUE
MUNICIPAL BONDS & NOTES - 90.73%

ALABAMA - 3.86%
$     7,960,000    BALDWIN COUNTY AL BOARD OF EDUCATION (SALES TAX REVENUE, AMBAC
                   INSURED)+/-@                                                         3.72%         06/01/2025   $      7,960,000
      6,000,000    BIRMINGHAM AL PUBLIC EDUCATIONAL BUILDING AUTHORITY STUDENT
                   HOUSING REVENUE (OTHER REVENUE LOC)+/-@                              3.67          07/01/2037          6,000,000
     19,850,000    COLUMBIA AL IDA SERIES A (IDR)+/-@                                   3.62          06/01/2022         19,850,000
     14,465,000    COLUMBIA AL IDA SERIES B (PCR)+/-@                                   3.62          05/01/2022         14,465,000
     10,000,000    DCH HEALTH CARE AUTHORITY ALABAMA HEALTH CARE FACILITIES
                   (HEALTHCARE FACILITIES REVENUE, REGIONS BANK LOC)+/-@                3.67          06/01/2020         10,000,000
      8,700,000    EUTAW AL IDA PCR ALABAMA POWER COMPANY PROJECT (IDR)+/-@             3.62          06/01/2028          8,700,000
      1,000,000    HOMEWOOD AL EDUCATIONAL BUILDING AUTHORITY SAMFORD UNIVERSITY
                   (COLLEGE & UNIVERSITY REVENUE, AMBAC INSURED)+/-@                    3.60          12/01/2021          1,000,000
     17,100,000    MOBILE AL INDUSTRIAL DEVELOPMENT BOARD HOLNAM INCORPORATED
                   SERIES B (IDR, WACHOVIA BANK LOC)+/-@                                3.52          06/01/2032         17,100,000
     47,000,000    MOBILE AL INFIRMARY HEALTH SYSTEM SPECIAL CARE FACILITIES
                   SERIES A (HFFA REVENUE, BANK OF NOVA SCOTIA)+/-@                     3.53          02/01/2040         47,000,000
      8,900,000    MOBILE AL SPRING HILL COLLEGE EDUCATIONAL BUILDING AUTHORITY
                   SPRING HILL COLLEGE PROJECT SERIES B (COLLEGE & UNIVERSITY
                   REVENUE, REGIONS BANK LOC)+/-@                                       3.56          09/01/2024          8,900,000
      5,595,000    MONTGOMERY AL BMC SPECIAL CARE FACILITIES AUTHORITY SERIES 435
                   (NURSING HOME REVENUE, MBIA INSURED)+/-@                             3.69          11/15/2029          5,595,000
      8,100,000    PELL CITY AL NOLAND HEALTH SERVICES (HEALTHCARE FACILITIES
                   REVENUE, ALLIED IRISH BANK PLC LOC)+/-@                              3.68          12/01/2034          8,100,000
      5,800,000    PRICHARD UNIVERSITY MOBILE AL EDUCATIONAL BUILDING AUTHORITY
                   UNIVERSITY MOBILE PROJECT (LEASE REVENUE, REGIONS BANK
                   LOC)+/-@                                                             3.67          03/01/2025          5,800,000

                                                                                                                        160,470,000
                                                                                                                   ----------------
ALASKA - 0.57%
      7,495,000    ALASKA STATE HOUSING FINANCE CORPORATION FLOATER PA 1057
                   (HOUSING REVENUE, MBIA INSURED)+/-@                                  3.72          06/01/2026          7,495,000
      6,475,000    ANCHORAGE AK PLANT 2657 (LEASE REVENUE, FIRST SECURITY BANK
                   LOC)+/-@                                                             3.72          02/01/2018          6,475,000
     10,000,000    NORTH SLOPE BORO AK SERIES A (PROPERTY TAX REVENUE, MBIA
                   INSURED)+/-@                                                         3.66          06/30/2010         10,000,000

                                                                                                                         23,970,000
                                                                                                                   ----------------
ARIZONA - 2.86%
     36,580,000    ARIZONA BANNER HEALTH SERIES B (HEALTHCARE FACILITIES REVENUE,
                   FGIC INSURED)+/-@                                                    3.51          01/01/2035         36,580,000
     30,400,000    ARIZONA TOURISM & SPORTS AUTHORITY MULTI-PURPOSE STADIUM
                   FACULTY SERIES A (SPORTS FACILITIES REVENUE, AMBAC
                   INSURED)+/-@                                                         3.51          07/01/2036         30,400,000
     10,625,000    MARICOPA COUNTY AZ IDA SERIES A (HOUSING REVENUE, FNMA
                   INSURED)+/-@                                                         3.67          04/15/2030         10,625,000
     41,410,000    SALT RIVER AZ PIMA MARICOPA INDIAN COMMUNITY (OTHER REVENUE,
                   BANK OF AMERICA NA LOC) +/-@                                         3.67          10/01/2025         41,410,000

                                                                                                                        119,015,000
                                                                                                                   ----------------
CALIFORNIA - 0.49%
      3,700,000    CALIFORNIA ADVENTIST HEALTH SYSTEMS SERIES A (HFFA REVENUE,
                   WACHOVIA BANK NA LOC)+/-@                                            3.60          09/01/2025          3,700,000
        230,000    LOS ANGELES CA SERIES 184 (WATER REVENUE, FIRST SECURITY BANK
                   LOC)+/-@                                                             3.65          01/01/2009            230,000
      1,505,000    PLEASANT VALLEY CA SCHOOL DISTRICT (PROPERTY TAX REVENUE
                   LOC)+/-@                                                             3.64          08/01/2020          1,505,000
      2,275,000    SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
                   CLASS A (SEWER REVENUE, AMBAC INSURED)+/-@                           3.66          12/01/2035          2,275,000

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE    MATURITY DATE       VALUE
CALIFORNIA (CONTINUED)
$       810,000    SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY CLASS B
                   (LEASE REVENUE, AMBAC INSURED)+/-@                                   3.70%         02/15/2026   $        810,000
      6,485,000    SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY CLASS C
                   (LEASE REVENUE, AMBAC INSURED)+/-@                                   3.70          02/15/2026          6,485,000
      5,360,000    WALNUT CA ENERGY CONTROL AUTHORITY POINTE 2335 (ELECTRIC
                   REVENUE, AMBAC INSURED)+/-@                                          3.65          01/01/2021          5,360,000

                                                                                                                         20,365,000
                                                                                                                   ----------------
COLORADO - 0.87%
      1,600,000    ARVADA COUNTY CO (WATER REVENUE, FIRST SECURITY BANK LOC)+/-@        3.65          11/01/2020          1,600,000
      7,560,000    CORNERSTONE COUNTY METROPOLITAN DISTRICT #1 (GO, BANK OF
                   AMERICA NA LOC)+/-@                                                  3.68          12/01/2036          7,560,000
     14,975,000    FITZSIMONS RDA COLORADO UNIVERSITY PHYSICIANS INCORPORATED
                   (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)+/-@        3.72          01/01/2025         14,975,000
      5,255,000    JEFFERSON COUNTY CO SCHOOL DISTRICT #R-001 SERIES 665 (PROPERTY
                   TAX REVENUE, FIRST SECURITY BANK LOC)+/-@                            3.72          12/15/2012          5,255,000
      3,230,000    MESA COUNTY CO VALLEY SCHOOL DISTRICT #051 GRAND JUNCTION
                   SERIES 684 (PROPERTY TAX REVENUE, MBIA INSURED)+/-@                  3.72          12/01/2012          3,230,000
      3,510,000    SOUTHEAST CO PUBLIC IMPROVEMENT METROPOLITAN DISTRICT (PROPERTY
                   TAX REVENUE, US BANK NA LOC)+/-@                                     3.70          11/15/2034          3,510,000

                                                                                                                         36,130,000
                                                                                                                   ----------------
DELAWARE - 0.38%
     15,600,000    KENT COUNTY DE STUDENT HOUSING (COLLEGE & UNIVERSITY REVENUE,
                   WACHOVIA BANK LOC)+/-@                                               3.67          07/01/2036         15,600,000
                                                                                                                   ----------------
DISTRICT OF COLUMBIA - 1.80%
     10,400,000    DISTRICT OF COLUMBIA FAMILY & CHILD SERVICES (OTHER REVENUE,
                   BANK OF AMERICA NA LOC)+/-@                                          3.67          07/01/2041         10,400,000
     15,000,000    DISTRICT OF COLUMBIA NATIONAL ASSOCIATION OF YOUNG CHILDREN
                   (OTHER REVENUE, WACHOVIA BANK LOC)+/-@                               3.67          04/01/2036         15,000,000
     24,300,000    DISTRICT OF COLUMBIA SERIES C (OTHER REVENUE, FGIC
                   INSURED)+/-@                                                         3.55          06/01/2026         24,300,000
     25,000,000    DISTRICT OF COLUMBIA SERIES D (PROPERTY TAX REVENUE, FGIC
                   INSURED)+/-@                                                         3.55          06/01/2029         25,000,000

                                                                                                                         74,700,000
                                                                                                                   ----------------
FLORIDA - 3.53%
      6,715,000    ALACHUA COUNTY FL HEALTH FACILITIES AUTHORITY CONTINUING CARE
                   OAK HAMMOCK UNIVERSITY (BANQUE NATIONALE PARIS LOC)+/-@              3.64          10/01/2037          6,715,000
      3,850,000    ALACHUA COUNTY FL OAK HAMMOCK UNIVERSITY OF FLORIDA PROJECT
                   SERIES A (HEALTHCARE FACILITIES REVENUE, BNP PARIBAS LOC)+/-@        3.64          10/01/2032          3,850,000
      4,725,000    BOYNTON BEACH FL COMMUNITY RDA FLORIDA TAX INCREMENT SERIES
                   657 (TAX INCREMENTAL REVENUE, MBIA INSURED)+/-@                      3.72          10/01/2012          4,725,000
      2,620,000    BREVARD COUNTY FL SCHOOL BOARD COP SERIES 638 (LEASE REVENUE,
                   FGIC INSURED)+/-@                                                    3.72          07/01/2012          2,620,000
      7,450,000    CAPITAL TRANSFER AGENCY FLORIDA PORTOFINO VILLAS SERIES A
                   (OTHER REVENUE, FNMA INSURED)+/-@                                    3.67          04/15/2036          7,450,000
      4,625,000    DADE COUNTY FL WATER & SEWER SYSTEM (WATER REVENUE, FGIC
                   INSURED)+/-@                                                         3.51          10/05/2022          4,625,000
      4,000,000    DUVAL COUNTY FL HFA SUNBEAM ROAD APARTMENTS PROJECT (HOUSING
                   REVENUE, US BANK NA LOC)+/-@                                         3.66          07/01/2025          4,000,000
      9,000,000    EAGLE TAX-EXEMPT TRUST CERTIFICATES 20010906 CLASS A (FLORIDA
                   STATE BOARD OF EDUCATION LOTTERY SERIES B) (OTHER REVENUE,
                   FGIC INSURED)+/-@                                                    3.71          07/01/2019          9,000,000
      5,100,000    FLORIDA HFA (MFHR, FHLMC INSURED)+/-@                                3.53          12/01/2013          5,100,000
        525,000    FORT LAUDERDALE FL ANN STORCK CENTER INCORPORATED PROJECT
                   (HEALTHCARE FACILITIES REVENUE, WACHOVIA BANK LOC)+/-@               3.82          12/01/2014            525,000

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
FLORIDA (CONTINUED)
$     8,560,000    HIGHLANDS COUNTY FL ADVENTIST HEALTH SERIES B (OTHER REVENUE,
                   FGIC INSURED)+/-@                                                   3.64%         11/15/2031    $      8,560,000
     12,500,000    HILLSBOROUGH FL COMMUNITY COLLEGE FOUNDATION INCORPORATED
                   (OTHER REVENUE, BANK OF AMERICA NA LOC) +/-@                        3.67          12/01/2033          12,500,000
      1,370,000    JACKSONVILLE FL BAPTIST MEDICAL CENTER PROJECT (HEALTHCARE
                   FACILITIES REVENUE, WACHOVIA BANK LOC)+/-@                          3.60          08/15/2021           1,370,000
     12,175,000    JACKSONVILLE FL ECONOMIC DEVELOPMENT HEALTH CARE FACILITIES
                   REVENUE SERIES A+/-@                                                3.68          09/01/2023          12,175,000
        100,000    JACKSONVILLE FL SAMUEL C. TAYLOR FOUNDATION PROJECT (HCFR,
                   BANK OF AMERICA NA LOC) +/-@                                        3.72          12/01/2023             100,000
     17,680,000    JEA FL ELECTRIC SYSTEM REVENUE SERIES 3A (ELECTRIC REVENUE,
                   CIFG INSURED)+/-@                                                   3.51          10/01/2036          17,680,000
      6,455,000    NORTH BROWARD FL HOSPITAL DISTRIBUTION SERIES B (HOSPITAL
                   REVENUE, CIFG INSURED)+/-@                                          3.52          01/15/2031           6,455,000
      1,415,000    ORANGE COUNTY FL CENTRAL FLORIDA YMCA PROJECT SERIES A (IDR,
                   BANK OF AMERICA NA LOC)+/-@                                         3.69          05/01/2027           1,415,000
      1,200,000    ORANGE COUNTY FL IDA JEWISH FEDERATION OF GREATER ORLANDO
                   PROJECT (PRIVATE SCHOOL REVENUE, BANK OF AMERICA NA LOC)+/-@        3.67          01/01/2028           1,200,000
      1,860,000    ORANGE COUNTY FL SCHOOL BOARD COP PUTTERS SERIES 560 (LEASE
                   REVENUE, AMBAC INSURED)+/-@                                         3.72          08/01/2012           1,860,000
      5,500,000    PALM BEACH COUNTY FL ZOOLOGICAL SOCIETY INCORPORATED PROJECT
                   (RECREATIONAL FACILITIES REVENUE, NORTHERN TRUST CORPORATION
                   LOC)+/-@                                                            3.66          05/01/2031           5,500,000
     12,050,000    SARASOTA COUNTY FL CONTINUING CARE RETIREMENT COMMUNITY
                   GLENRIDGE PALMER PROJECT (HEALTH FACILITIES FINANCING
                   AUTHORITY REVENUE, BANK OF SCOTLAND LOC)+/-@                        3.64          06/01/2036          12,050,000
      2,200,000    SARASOTA COUNTY FL UTILITY SYSTEM (WATER REVENUE, FGIC
                   INSURED)+/-@                                                        3.72          10/01/2010           2,200,000
        425,000    SUNSHINE STATE GOVERNMENTAL FINANCING COMMISSION REVENUE
                   (OTHER REVENUE LOC)+/-@                                             3.63          07/01/2016             425,000
     14,300,000    TAMPA FL UNIVERSITY OF TAMPA LLC PROJECT (HIGHER EDUCATION
                   FACILITIES AUTHORITY REVENUE)+/-@                                   3.65          10/01/2037          14,300,000

                                                                                                                        146,400,000
                                                                                                                   ----------------
GEORGIA - 2.25%
      1,190,000    COBB COUNTY GA DEVELOPMENT AUTHORITY UNIVERSITY FACILITIES
                   SERIES 580 (COLLEGE & UNIVERSITY REVENUE, MBIA INSURED)+/-@         3.72          07/15/2012           1,190,000
      4,270,000    EAGLE TAX-EXEMPT TRUST CERTIFICATES 20001003 CLASS A
                   (ATLANTA GA AIRPORT SERIES A) (AIRPORT REVENUE, FGIC
                   INSURED)+/-@                                                        3.71          01/01/2030           4,270,000
     25,560,000    FULTON COUNTY GA NORTHSIDE SERIES A (HOSPITAL REVENUE,
                   WACHOVIA BANK LOC)+/-@                                              3.67          10/01/2018          25,560,000
      1,680,000    FULTON COUNTY GA NORTHSIDE SERIES B (HOSPITAL REVENUE,
                   WACHOVIA BANK LOC)+/-@                                              3.60          10/01/2033           1,680,000
     25,065,000    FULTON COUNTY GA RESIDENTIAL CARE FACILITIES FIRST MORTGAGE
                   LENBROOK PROJECT C (HOSPITAL REVENUE, BANK OF SCOTLAND
                   LOC)+/-@                                                            3.53          07/01/2017          25,065,000
      5,220,000    FULTON DE KALB GA ROCS RR II R 2074 (HEALTHCARE FACILITIES
                   REVENUE, FIRST SECURITY BANK LOC)+/-@                               3.70          01/01/2020           5,220,000
     13,440,000    GEORGIA LOCAL GOVERNMENT COP SERIES K (GO - POLITICAL
                   SUBDIVISION)+/-@                                                    3.75          12/01/2022          13,440,000
      5,500,000    GEORGIA PRIVATE COLLEGES & UNIVERSITY AUTHORITY MERCER
                   UNIVERSITY PROJECT SERIES A (OTHER REVENUE)+/-@                     3.70          10/01/2036           5,500,000
      2,300,000    GEORGIA STATE SERIES 1034 (OTHER REVENUE, MORGAN STANLEY
                   DEAN WITTER LOC)+/-@                                                3.69          05/01/2020           2,300,000
      9,285,000    ROSELL GA HOUSING AUTHORITY (HOUSING REVENUE, FHLMC
                   INSURED)+/-@                                                        3.67          01/01/2034           9,285,000

                                                                                                                         93,510,000
                                                                                                                   ----------------
HAWAII - 0.35%
      8,000,000    EAGLE TAX-EXEMPT TRUST CERTIFICATES 20011101 CLASS A
                   (HAWAII STATE HIGHWAY) (TOLL ROAD REVENUE, FIRST SECURITY
                   BANK LOC)+/-@                                                         3.71         07/01/2016          8,000,000
      6,470,000    HAWAII STATE ROCS RR II R 6058 (GO - STATES, TERRITORIES,
                   MBIA INSURED)+/-@                                                     3.70         10/01/2021          6,470,000

                                                                                                                         14,470,000
                                                                                                                   ----------------

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
ILLINOIS - 9.65%
$     5,000,000    CHICAGO IL BOARD OF EDUCATION CERTIFICATES SERIES A
                   (PROPERTY TAX REVENUE)+/-@                                          3.75%         06/01/2021    $      5,000,000
     15,840,000    CHICAGO IL O'HARE INTERNATIONAL AIRPORT (AIRPORT REVENUE,
                   MBIA INSURED)+/-@                                                   3.70          01/01/2026          15,840,000
      5,355,000    CHICAGO IL PARK DISTRICT ROCS RR II R 4018 (STATE & LOCAL
                   GOVERNMENTS, AMBAC INSURED)+/-@                                     3.70          01/01/2024           5,355,000
     10,600,000    CHICAGO IL SERIES D (OTHER REVENUE, FIRST SECURITY BANK
                   LOC)+/-@                                                            3.65          01/01/2040          10,600,000
      5,700,000    CHICAGO IL SERIES SG 131 (SALES TAX REVENUE, FGIC
                   INSURED)+/-@                                                        3.71          01/01/2027           5,700,000
      3,747,000    COOK COUNTY IL GO CERTIFICATES SERIES 458 (PROPERTY TAX
                   REVENUE, FGIC INSURED)+/-@                                          3.69          11/15/2028           3,747,000
      5,124,685    EAGLE TAX-EXEMPT TRUST CERTIFICATES 20021301 CLASS A
                   (ILLINOIS STATE) (GO - STATES, TERRITORIES, FGIC
                   INSURED)+/-@                                                        3.71          02/01/2019           5,124,685
     18,025,000    EAGLE TAX-EXEMPT TRUST CERTIFICATES 20021303 CLASS A
                   (COOK COUNTY IL SERIES C) (PROPERTY TAX REVENUE, AMBAC
                   INSURED)+/-@                                                        3.71          11/15/2025          18,025,000
      3,999,755    EAGLE TAX-EXEMPT TRUST CERTIFICATES 20021304 CLASS A (GO -
                   STATES, TERRITORIES, FGIC INSURED)+/-@                              3.71          02/01/2027           3,999,755
      5,500,000    EAGLE TAX-EXEMPT TRUST CERTIFICATES 20021306 CLASS A
                   (RECREATIONAL FACILITIES REVENUE LOC, FGIC INSURED)+/-@             3.71          01/01/2029           5,500,000
     32,900,000    HOFFMAN ESTATES IL HOFFMAN ESTATES ECONOMIC (TAX REVENUE,
                   NORTHERN TRUST CORPORATION LOC)+/-@                                 3.66          01/01/2010          32,900,000
         90,000    ILLINOIS DEVELOPMENT FINANCE AUTHORITY BAPS INCORPORATED
                   PROJECT (RECREATIONAL FACILITIES REVENUE, COMERCIA BANK CA
                   LOC)+/-@                                                            3.56          06/01/2017              90,000
      3,800,000    ILLINOIS DEVELOPMENT FINANCE AUTHORITY BRADLEY UNIVERSITY
                   PROJECT (COLLEGE & UNIVERSITY REVENUE, FGIC INSURED)+/-@            3.65          08/01/2032           3,800,000
      4,080,000    ILLINOIS DEVELOPMENT FINANCE AUTHORITY LITTLE CITY
                   FOUNDATION PROJECT (HEALTH FACILITIES FINANCING AUTHORITY
                   REVENUE)+/-@                                                        3.56          02/01/2019           4,080,000
     14,000,000    ILLINOIS DEVELOPMENT FINANCE AUTHORITY MOUNT CARMEL HIGH
                   SCHOOL PROJECT (EDUCATIONAL FACILITIES REVENUE, JPMORGAN
                   CHASE BANK LOC)+/-@                                                 3.56          07/01/2033          14,000,000
     29,750,000    ILLINOIS DEVELOPMENT FINANCE AUTHORITY MUSEUM OF
                   CONTEMPORARY ARTS PROJECT (RECREATIONAL FACILITIES REVENUE,
                   BANK ONE CHICAGO NA LOC)+/-@                                        3.52          02/01/2029          29,750,000
     11,700,000    ILLINOIS DEVELOPMENT FINANCE AUTHORITY SACRED HEART SCHOOLS
                   PROJECT (EDUCATIONAL FACILITIES REVENUE, FIFTH THIRD BANK
                   LOC)+/-@                                                            3.56          07/01/2033          11,700,000
     11,300,000    ILLINOIS DEVELOPMENT FINANCE AUTHORITY THE UNO-VEN COMPANY
                   PROJECT (IDR, BANK ONE CHICAGO NA LOC)+/-@                          3.58          09/01/2008          11,300,000
      5,500,000    ILLINOIS FINANCE AUTHORITY (PRIVATE SCHOOL REVENUE,
                   NORTHERN TRUST CORPORATION LOC)+/-@                                 3.56          07/01/2035           5,500,000
     14,200,000    ILLINOIS FINANCE AUTHORITY (RECREATIONAL FACILITIES REVENUE,
                   BANK OF AMERICA NA LOC)+/-@                                         3.56          03/01/2040          14,200,000
     20,000,000    ILLINOIS FINANCE AUTHORITY PRESBYTERIAN HOMES (HFFA REVENUE,
                   NORTHERN TRUST CORPORATION LOC)+/-@                                 3.56          09/01/2024          20,000,000
     17,295,000    ILLINOIS FINANCE AUTHORITY RESURRECTION HEALTH SERIES B
                   (HEALTH FACILITIES FINANCING AUTHORITY REVENUE, JPMORGAN
                   CHASE BANK LOC)+/-@                                                 3.67          05/15/2035          17,295,000
      3,400,000    ILLINOIS FINANCE AUTHORITY RICHARD H. DRIEHAUS MUSEUM (OTHER
                   REVENUE, NORTHERN TRUST CORPORATION LOC)+/-@                        3.56          02/01/2035           3,400,000
     37,570,000    ILLINOIS FINANCE AUTHORITY SPERTUS INSTITUTE (GO - STATES,
                   TERRITORIES, NORTHERN TRUST CORPORATION LOC)+/-@                    3.55          09/01/2035          37,570,000
      6,500,000    ILLINOIS FINANCE AUTHORITY STATE IGNATUIS COLLEGE PREP
                   (PRIVATE SCHOOL REVENUE, JPMORGAN CHASE BANK LOC)+/-@               3.56          12/01/2036           6,500,000
      5,700,000    ILLINOIS HEALTH FACILITIES AUTHORITY (HOSPITAL REVENUE, MBIA
                   INSURED)+/-@                                                        3.55          08/01/2015           5,700,000
     21,315,000    ILLINOIS HEALTH FACILITIES AUTHORITY (HOSPITAL REVENUE, MBIA
                   INSURED)+/-@                                                        3.71          05/15/2024          21,315,000
     13,300,000    ILLINOIS RIVERSIDE HEALTH SYSTEMS (HEALTHCARE FACILITIES
                   REVENUE, LASALLE NATIONAL BANK NA LOC)+/-@                          3.67          11/01/2019          13,300,000
      4,500,000    ILLINOIS STATE MUNICIPAL TRUST RECEIPTS SERIES SG9
                   (SALES TAX REVENUE, FIRST SECURITY BANK LOC)+/-@                    3.71          06/15/2019           4,500,000

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
ILLINOIS (CONTINUED)
$       185,000    ILLINOIS STATE NEWBERRY LIBRARY (OTHER REVENUE, NORTHERN
                   TRUST CORPORATION LOC)+/-@                                            3.58%       03/01/2028    $        185,000
        200,000    ILLINOIS STATE SERIES 660 (PROPERTY TAX REVENUE, AMBAC
                   INSURED)+/-@                                                          3.72        11/01/2012             200,000
      2,285,000    ILLINOIS STATE SERIES 679 (PROPERTY TAX REVENUE, AMBAC
                   INSURED)+/-@                                                          3.72        11/01/2012           2,285,000
      7,530,000    ILLINOIS STATE SERIES G (GO - STATES, TERRITORIES)+/-@                3.73        05/01/2012           7,530,000
      5,225,000    ILLINOIS STATE SERIES II (PROPERTY TAX REVENUE, MBIA
                   INSURED)+/-@                                                          3.70        10/01/2020           5,225,000
     12,730,000    ILLINOIS STATE TOLL HIGHWAY AUTHORITY (TOLL ROAD REVENUE,
                   FIRST SECURITY BANK LOC)+/-@                                          3.72        01/01/2031          12,730,000
     21,460,000    ILLINOIS STATE TOLL HIGHWAY AUTHORITY SERIES 1355 (STATE &
                   LOCAL GOVERNMENTS, FIRST SECURITY BANK LOC)+/-@                       3.70        01/01/2014          21,460,000
      4,300,000    ILLINOIS STATE XAVIER UNIVERSITY PROJECT SERIES A (COLLEGE &
                   UNIVERSITY REVENUE, LASALLE NATIONAL BANK NA LOC)+/-@                 3.68        10/01/2032           4,300,000
      4,900,000    NORTHERN COOK COUNTY IL SOLID WASTE AGENCY SERIES A (SOLID
                   WASTE REVENUE, NORTHERN TRUST CORPORATION LOC)+/-@                    3.67        05/01/2015           4,900,000
      2,570,000    WARREN COUNTY IL INDUSTRIAL PROJECT MONMOUTH COLLEGE PROJECT
                   (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)+/-@         3.68        12/01/2032           2,570,000
      4,150,000    WESTERN SPRINGS IL SPECIAL ASSESSMENT TIMBER TRAILS PROJECT
                   (OTHER REVENUE, LASALLE NATIONAL BANK NA LOC)+/-@                     3.56        12/01/2025           4,150,000

                                                                                                                        401,326,440
                                                                                                                   ----------------
INDIANA - 4.05%
     11,325,000    DECATUR TOWNSHIP MARION COUNTY IN MULTI-SCHOOL BUILDING
                   CORPORATION (LEASE REVENUE, FIRST SECURITY BANK LOC)+/-@              3.70        07/15/2019          11,325,000
     12,160,000    DYER IN RDA ECONOMIC DEVELOPMENT (LEASE REVENUE, CIFG
                   INSURED)+/-@                                                          3.72        07/15/2023          12,160,000
      5,410,000    HAMMOND IN SCHOOL BUILDING CORPORATION SERIES 658 (LEASE
                   REVENUE, MBIA INSURED)+/-@                                            3.72        07/15/2012           5,410,000
     14,700,000    INDIANA COMMUNITY HEALTH NETWORK PROJECT B (HEALTH FACILITIES
                   FINANCING AUTHORITY REVENUE, NATIONAL CITY BANK)+/-@                  3.65        05/01/2035          14,700,000
      5,000,000    INDIANA HEALTH & EDUCATIONAL FACILITIES FINANCING AUTHORITY
                   FLOYD MEMORIAL HOSPITAL & HEALTH PROJECT (HOSPITAL REVENUE,
                   NATIONAL CITY BANK)+/-@                                               3.69        10/01/2036           5,000,000
     11,730,000    INDIANA HEALTH & EDUCATIONAL FACILITIES FINANCING AUTHORITY
                   SCHNECK MEMORIAL HOSPITAL SERIES B (HOSPITAL REVENUE, FIFTH
                   THIRD BANK LOC)+/-@                                                   3.64        02/15/2036          11,730,000
     11,120,000    INDIANA HFFA DEACONESS HOSPITAL INCORPORATION (HEALTHCARE
                   FACILITIES REVENUE, FIFTH THIRD BANK LOC)+/-@                         3.53        01/01/2022          11,120,000
     17,055,000    INDIANA HOSPITAL EQUIPMENT FINANCING AUTHORITY REVENUE SERIES
                   A MBIA INSURED (HEALTHCARE FACILITIES REVENUE LOC)+/-@                3.52        12/01/2015          17,055,000
     16,365,000    INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM (ELECTRIC
                   REVENUE, AMBAC INSURED)+/-@                                           3.70        01/01/2025          16,365,000
      7,600,000    INDIANA SERIES 107 (HFFA REVENUE, MBIA INSURED)+/-@                   3.71        11/01/2019           7,600,000
      8,425,000    INDIANA STATE EDUCATIONAL FACILITIES AUTHORITY REVENUE
                   UNIVERSITY OF INDIANAPOLIS (COLLEGE & UNIVERSITY REVENUE,
                   FIFTH THIRD BANK LOC)+/-@                                             3.69        10/01/2030           8,425,000
     12,000,000    INDIANA STATE FINANCE AUTHORITY GOODWILL INDUSTRIES CENTRAL
                   INDIANA (ECONOMIC DEVELOPMENT REVENUE, JPMORGAN CHASE BANK
                   LOC)+/-@                                                              3.70        12/01/2036          12,000,000
      1,985,000    INDIANA TRANSIT FINANCE AUTHORITY HIGHWAY SERIES B21 (TOLL
                   ROAD REVENUE, FGIC INSURED)+/-@                                       3.56        12/01/2022           1,985,000
      2,045,000    INDIANA UNIVERSITY (COLLEGE & UNIVERSITY REVENUE, AMBAC
                   INSURED)+/-@                                                          3.70        08/01/2023           2,045,000
     11,300,000    MONROE COUNTY IN HOSPITAL AUTHORITY SERIES 1999 (HEALTHCARE
                   FACILITIES REVENUE, MBIA INSURED)+/-@                                 3.52        05/01/2011          11,300,000
      5,810,000    NOBLESVILLE IN MULTIPLE SCHOOL BUILDING CORPORATION (OTHER
                   REVENUE, FGIC INSURED)+/-@                                            3.70        07/15/2022           5,810,000
     14,140,000    ST. JOSEPH COUNTY IN EDUCATIONAL FACILITY (EDUCATIONAL
                   FACILITIES REVENUE)+/-@                                               3.59        03/01/2040          14,140,000

                                                                                                                        168,170,000
                                                                                                                   ----------------

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
IOWA - 3.14%
$     3,640,000    IOWA FINANCE AUTHORITY CARE INITIATIVES PROJECT (OTHER
                   REVENUE, KBC BANK NV LOC)+/-@                                         3.69%       11/01/2036    $      3,640,000
      2,960,000    IOWA FINANCE AUTHORITY CEDARWOOD HILLS PROJECT SERIES A
                   (MFHR, FHLMC INSURED)+/-@                                             3.74        05/01/2031           2,960,000
      7,150,000    IOWA FINANCE AUTHORITY IOWA HEALTH CARE SYSTEM SERIES A3
                   (HOSPITAL REVENUE, FGIC INSURED)+/-@                                  3.52        02/15/2035           7,150,000
     23,815,000    IOWA FINANCE AUTHORITY SERIES A2 (HEALTHCARE FACILITIES
                   REVENUE, FGIC INSURED)+/-@                                            3.52        02/15/2035          23,815,000
      9,035,000    IOWA HIGHER EDUCATION LOAN AUTHORITY LORAS COLLEGE PROJECT
                   (COLLEGE & UNIVERSITY REVENUE, LASALLE NATIONAL BANK NA
                   LOC)+/-@                                                              3.64        11/01/2030           9,035,000
     11,545,000    IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGES AMBROSE
                   (COLLEGE & UNIVERSITY REVENUE LOC)+/-@                                3.64        04/01/2033          11,545,000
      3,150,000    IOWA HIGHER EDUCATION PRIVATE COLLEGE FACILITIES (COLLEGE &
                   UNIVERSITY REVENUE, LASALLE NATIONAL BANK NA LOC)+/-@                 3.64        11/01/2032           3,150,000
     19,970,000    IOWA STATE SCHOOL CASH ANTICIPATION PROGRAM SERIES B
                   (EDUCATIONAL FACILITIES REVENUE, FIRST SECURITY BANK LOC)             4.25        01/25/2008          20,086,775
     49,005,000    IOWA STATE TRAN (PROPERTY TAX REVENUE)                                4.25        06/29/2007          49,111,039

                                                                                                                        130,492,814
                                                                                                                   ----------------
KANSAS - 0.09%
      3,575,000    KANSAS STATE DEVELOPMENT FINANCE AUTHORITY DEACONESS LONG
                   TERM CARE SERIES C (HEALTHCARE FACILITIES REVENUE, JPMORGAN
                   CHASE BANK LOC)+/-@                                                   3.53        05/15/2030           3,575,000
                                                                                                                   ----------------
KENTUCKY - 0.50%
      9,810,000    JEFFERSON COUNTY KY STUDENT HOUSING UNIVERSITY OF LOUISVILLE
                   PROJECT SERIES (LEASE REVENUE, WACHOVIA BANK LOC)+/-@                 3.67        09/01/2029           9,810,000
     11,000,000    LEXINGTON KY CONTROL CORPORATION MORTGAGE SERIES A (LEASE
                   REVENUE, AMBAC INSURED)+/-@                                           3.70        10/01/2021          11,000,000

                                                                                                                         20,810,000
                                                                                                                   ----------------
LOUISIANA - 3.31%
     15,000,000    ABN AMRO MUNITOPS CERTIFICATES TRUST 2002-17 (OTHER REVENUE,
                   AMBAC INSURED)+/-@                                                    3.69        06/01/2010          15,000,000
     11,660,000    EAST BATON ROUGE PARISH LA (SALES TAX REVENUE, AMBAC
                   INSURED)+/-@                                                          3.72        02/01/2024          11,660,000
      8,500,000    LAKE CHARLES LA HARBOR & TERMINAL DISTRICT PORT FACILITIES
                   PUTTABLE (IDR, BANQUE NATIONALE PARIS LOC)+/-                         3.55        08/01/2007           8,500,000
      7,845,000    LOUISIANA HFA WOODWARD (HOUSING REVENUE, FHLB INSURED)+/-@            3.75        09/01/2033           7,845,000
      5,620,000    LOUISIANA PUBLIC FACILITIES AUTHORITY REVENUE SERIES II-R-192
                   (HEALTHCARE FACILITIES REVENUE LOC)+/-@                               3.70        05/15/2022           5,620,000
     36,915,000    LOUISIANA PUBLIC FACILITIES AUTHORITY TIGER ATHLETIC
                   FOUNDATION PROJECT (COLLEGE & UNIVERSITY REVENUE)+/-@                 3.65        09/01/2034          36,915,000
     32,225,000    LOUISIANA STATE GAS & FUELS TAX (TAX REVENUE, FGIC INSURED)+/-@       3.72        05/01/2041          32,225,000
     13,490,000    LOUISIANA STATE UNIVERSITY AGRICULTURE & MECHANICAL COLLEGE
                   BOARD SERIES B (EDUCATIONAL FACILITIES REVENUE, AMBAC
                   INSURED)+/-@                                                          3.66        07/01/2034          13,490,000
      6,320,000    LOUISIANA STATE UNIVERSITY AGRICULTURE & MECHANICAL COLLEGE
                   SERIES 7038 (EDUCATIONAL FACILITIES REVENUE, FGIC INSURED)+/-@        3.70        07/01/2024           6,320,000

                                                                                                                        137,575,000
                                                                                                                   ----------------
MAINE - 0.26%
      4,595,000    MAINE FINANCE AUTHORITY FOXCROFT ACADEMY (COLLEGE &
                   UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)+/-@                    3.67        01/01/2030           4,595,000
      4,190,000    MAINE STATE TURNPIKE AUTHORITY TURNPIKE SERIES 547 (TOLL ROAD
                   REVENUE, FIRST SECURITY BANK LOC)+/-@                                 3.72        07/01/2012           4,190,000
      1,925,000    SOUTH BERWICK ME BERWICK ACADEMY ISSUE (PRIVATE SCHOOL
                   REVENUE, ALLIED IRISH BANK PLC LOC)+/-@                               3.67        08/01/2024           1,925,000

                                                                                                                         10,710,000
                                                                                                                   ----------------

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
MARYLAND - 0.88%
$    29,700,000    MARYLAND STATE HEALTH & HIGHER EDUCATIONAL FACILITIES VILLA
                   JULE COLLEGE (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA
                   NA LOC)+/-@                                                           3.67%       07/01/2030    $     29,700,000
      2,905,000    MONTGOMERY COUNTY MD ECONOMIC DEVELOPMENT (HOSPITAL REVENUE,
                   WACHOVIA BANK LOC)+/-@                                                3.67        03/01/2032           2,905,000
      3,845,000    WESTMINSTER MD (COLLEGE & UNIVERSITY REVENUE, WACHOVIA BANK
                   LOC)+/-@                                                              3.67        04/01/2030           3,845,000

                                                                                                                         36,450,000
                                                                                                                   ----------------
MASSACHUSETTS - 0.60%
      5,615,000    MASSACHUSETTS SCHOOL BUILDING AUTHORITY SERIES 613 (SALES
                   TAX REVENUE, FIRST SECURITY BANK LOC)+/-@                             3.69        08/15/2030           5,615,000
      8,400,000    MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY BUCKINGHAM
                   BROWN & NICHOLS (ECONOMIC DEVELOPMENT REVENUE, JPMORGAN CHASE
                   BANK LOC)+/-@                                                         3.67        06/01/2036           8,400,000
      4,500,000    MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY OCEAN SPRAY
                   CRANBERRIES PROJECT (IDR, WACHOVIA BANK LOC)+/-@                      3.66        10/15/2011           4,500,000
      6,510,000    MASSACHUSETTS TURNPIKE AUTHORITY METROPOLITAN HIGHWAY SYSTEM
                   (TRANSPORTATION REVENUE, CITIBANK NA LOC)+/-@                         3.69        01/01/2037           6,510,000

                                                                                                                         25,025,000
                                                                                                                   ----------------
MICHIGAN - 2.34%
     21,865,000    DEARBORN MI SCHOOL DISTRICT SERIES C05 (PROPERTY TAX
                   REVENUE, FGIC INSURED)+/-@                                            3.56        05/01/2022          21,865,000
     10,970,000    DETROIT MI (WATER REVENUE, MBIA INSURED)+/-@                          3.71        01/01/2011          10,970,000
      1,300,000    EASTERN MICHIGAN UNIVERSITY (COLLEGE & UNIVERSITY REVENUE,
                   FGIC INSURED)+/-@                                                     3.64        06/01/2027           1,300,000
        800,000    FARMINGTON HILLS MI HOSPITAL FINANCE AUTHORITY BOTSFORD
                   GENERAL HOSPITAL SERIES B (HEALTHCARE FACILITIES REVENUE,
                   MBIA INSURED)+/-@                                                     3.69        02/15/2016             800,000
      5,200,000    FOREST HILLS MI PUBLIC SCHOOLS (TAX REVENUE, MERRILL LYNCH
                   CAPITAL SERVICES LOC)+/-@                                             3.71        05/01/2017           5,200,000
      1,570,000    GRAND RAPIDS MI ECONOMIC DEVELOPMENT CORPORATION CORNERSTONE
                   UNIVERSITY (COLLEGE & UNIVERSITY REVENUE, NATIONAL CITY
                   BANK)+/-@                                                             3.67        05/01/2034           1,570,000
     10,290,000    JACKSON COUNTY MI HOSPITAL FINANCE AUTHORITY WA FOOTE
                   MEMORIAL HOSPITAL SERIES B (HOSPITAL REVENUE)+/-@                     3.67        06/01/2032          10,290,000
      4,855,000    MICHIGAN HIGHER EDUCATION FACILITIES AUTHORITY (COLLEGE &
                   UNIVERSITY REVENUE, FIFTH THIRD BANK LOC)+/-@                         3.66        04/01/2032           4,855,000
      6,000,000    MICHIGAN SERIES B2 (STATE & LOCAL GOVERNMENTS, BANK OF NOVA
                   SCOTIA)                                                               4.50        08/20/2007           6,022,355
     11,000,000    MICHIGAN STATE STRATEGIC FUNDING LIMITED OBLIGATION GRAND
                   RAPIDS ART MUSEUM SERIES A (RECREATIONAL FACILITIES REVENUE,
                   LASALLE NATIONAL BANK NA LOC)+/-@                                     3.66        05/01/2041          11,000,000
      8,640,000    MICHIGAN STATE STRATEGIC FUNDING LIMITED OBLIGATION
                   ORCHESTRA PLACE RENEWAL PROJECT (OTHER REVENUE, STANDARD
                   FEDERAL BANK LOC)+/-@                                                 3.52        09/01/2022           8,640,000
        800,000    MICHIGAN STATE STRATEGIC FUNDING LIMITED OBLIGATION REVENUE
                   DETROIT SYMPHONY PROJECT SERIES A STANDARD FEDERAL BANK LOC
                   (ECONOMIC DEVELOPMENT REVENUE LOC)+/-@                                3.64        06/01/2031             800,000
      7,250,000    MICHIGAN STATE STRATEGIC FUNDING LIMITED OBLIGATION YMCA
                   NILES MICHIGAN INCORPORATED (IDR, LASALLE NATIONAL  BANK NA
                   LOC)+/-@                                                              3.66        09/01/2040           7,250,000
      6,670,000    OAKLAND COUNTY MI ECONOMIC DEVELOPMENT CORPORATION LIMITED
                   OBLIGATION PONTIAC VISION SCHOOLS PROJECT (PRIVATE SCHOOL
                   REVENUE, ALLIED IRISH BANK PLC LOC)+/-@                               3.67        08/01/2020           6,670,000

                                                                                                                         97,232,355
                                                                                                                   ----------------
MINNESOTA - 6.12%
      7,595,000    ANDOVER MN PRESBYTERIAN HOMES INCORPORATED PROJECT (HOUSING
                   REVENUE, FNMA INSURED)+/-@                                            3.67        11/15/2033           7,595,000
      3,143,000    ARDEN HILLS MN PRESBYTERIAN HOMES SERIES B (HEALTHCARE
                   FACILITIES REVENUE, US BANK NA LOC)+/-@                               3.69        09/01/2029           3,143,000
      2,100,000    BROOKLYN CENTER MN BROOKDALE (IDR, FIRSTAR BANK NA LOC)+/-@           3.69        12/01/2014           2,100,000
      3,495,000    BURNSVILLE MN BERKSHIRE PROJECT SERIES A (MFHR, FNMA
                   INSURED)+/-@                                                          3.67        07/15/2030           3,495,000

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
MINNESOTA (CONTINUED)
$     7,125,000    BURNSVILLE MN SOUTHWIND APARTMENTS PROJECT (MFHR, FHLMC
                   INSURED)+/-@                                                         3.67%        01/01/2035    $      7,125,000
        775,000    CENTER CITY MN HAZELDEN FOUNDATION PROJECT (HEALTHCARE
                   FACILITIES REVENUE, BANK OF NEW YORK LOC)+/-@                        3.64         11/01/2035             775,000
     19,030,000    COHASSET MN POWER & LIGHT COMPANY PROJECT A (IDR, LASALLE
                   NATIONAL BANK NA LOC)+/-@                                            3.66         06/01/2020          19,030,000
      7,530,000    COHASSET MN POWER & LIGHT COMPANY PROJECT B (IDR, LASALLE
                   NATIONAL BANK NA LOC)+/-@                                            3.66         06/01/2013           7,530,000
        660,000    COHASSET MN POWER & LIGHT COMPANY PROJECT C (IDR LOC, ABN
                   AMRO BANK INSURED)+/-@                                               3.66         06/01/2013             660,000
      2,000,000    COHASSET MN POWER & LIGHT COMPANY PROJECT D PUTTABLE (POWER
                   REVENUE LOC)+/-@                                                     3.66         12/01/2007           2,000,000
      1,850,000    CRYSTAL MN MFHR CRYSTAL APARTMENTS PROJECT (MFHR LOC, FHLB
                   INSURED)+/-@                                                         3.52         05/01/2027           1,850,000
      3,260,000    DULUTH MN ECONOMIC DEVELOPMENT AUTHORITY MILLER-DWAN
                   MEDICAL CENTER PROJECT (HEALTHCARE FACILITIES REVENUE, US
                   BANK NA LOC)+/-@                                                     3.69         06/01/2019           3,260,000
      9,245,000    EAGAN MN MFHR FLOATS PT 1221 (MFHR LOC)+/-@                          3.73         12/01/2029           9,245,000
      1,950,000    EAGLE TAX-EXEMPT TRUST CERTIFICATES 20012301 CLASS A
                   (MINNESOTA STATE) (PROPERTY TAX REVENUE)+/-@                         3.71         10/01/2019           1,950,000
      9,525,000    EDINA MN EDINA PARK PLAZA (MFHR, FHLMC INSURED)+/-@                  3.52         12/01/2029           9,525,000
      7,375,000    ELK RIVER MN INDEPENDENT SCHOOL DISTRICT #728 SERIES 183
                   (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)+/-@                  3.70         02/01/2021           7,375,000
     11,085,000    INVER GROVE HEIGHTS MN INVER GROVE INCORPORATED PROJECT
                   (HOUSING REVENUE, FNMA INSURED)+/-@                                  3.67         05/15/2035          11,085,000
      5,070,000    MANKATO MN HIGHLAND PROJECT (HOUSING REVENUE, LASALLE
                   NATIONAL BANK NA LOC)+/-@                                            3.69         05/01/2027           5,070,000
        510,000    MAPLE GROVE MN MFHR BASSWOOD TRAILS PROJECT (HOUSING
                   REVENUE LOC)+/-@                                                     3.67         03/01/2029             510,000
     10,280,000    MAPLEWOOD MN EDUCATIONAL FACILITIES MOUNDS PARK ACADEMY
                   PROJECT (PRIVATE SCHOOL REVENUE, US BANK NA LOC)+/-@                 3.72         10/01/2031          10,280,000
      7,505,000    MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                   (AIRPORT REVENUE, FGIC INSURED)+/-@                                  3.71         01/01/2023           7,505,000
      7,830,000    MINNEAPOLIS MN HEALTH CARE SYSTEM FAIRVIEW HEALTH SERVICES
                   SERIES A (HEALTHCARE FACILITIES REVENUE, AMBAC INSURED)+/-@          3.52         11/15/2032           7,830,000
      8,235,000    MINNEAPOLIS MN HEALTH CARE SYSTEM FAIRVIEW HEALTH SERVICES
                   SERIES B (HEALTHCARE FACILITIES REVENUE, AMBAC INSURED)+/-@          3.50         11/15/2029           8,235,000
     11,890,000    MINNEAPOLIS MN HEALTH CARE SYSTEM FAIRVIEW HEALTH SERVICES
                   SERIES C (HEALTHCARE FACILITIES REVENUE LOC)+/-@                     3.52         11/15/2026          11,890,000
      8,300,000    MINNEAPOLIS MN MACPHAIL CENTER FOR MUSIC PROJECT (STATE &
                   LOCAL GOVERNMENTS, US BANK NA LOC)+/-@                               3.69         08/01/2036           8,300,000
      3,380,000    MINNEAPOLIS MN PEOPLE SERVING PEOPLE PROJECT SERIES A
                   (OTHER REVENUE, US BANK NA LOC)+/-@                                  3.69         10/01/2021           3,380,000
        190,000    MINNEAPOLIS MN WOMAN'S CLUB OF MINNEAPOLIS PROJECT (OTHER
                   REVENUE, BREMER BANK LOC)+/-@                                        3.77         05/01/2023             190,000
        880,000    MINNESOTA PUBLIC FACILITIES AUTHORITY WATER MERLOTS SERIES
                   2003-B06 (PCR LOC)+/-@                                               3.56         03/01/2021             880,000
      3,370,000    MINNESOTA STATE HIGHER EDUCATION FACILITIES AUTHORITY
                   SCHOLASTICA SERIES 6A (HOUSING REVENUE, MARSHALL & ISLEY
                   BANK LOC)+/-@                                                        3.64         12/01/2034           3,370,000
      8,695,000    MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 4O (COLLEGE
                   & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)+/-@                 3.51         10/01/2021           8,695,000
      7,835,000    MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 5L (COLLEGE
                   & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)+/-@                 3.51         04/01/2027           7,835,000
      3,820,000    MINNETONKA MN (HOUSING REVENUE, FNMA INSURED)+/-@                    3.67         05/15/2034           3,820,000
      2,665,000    MINNETONKA MN MINNETONKA HILLS APARTMENTS (MFHR, FNMA
                   INSURED)+/-@                                                         3.67         11/15/2031           2,665,000
      2,300,000    OAK PARK HEIGHTS MN BOUTWELLS LANDING PROJECT (HOUSING
                   REVENUE, FHLMC)+/-@                                                  3.67         11/01/2035           2,300,000
      5,350,000    PINE CITY MN (STATE AGENCY HOUSING REVENUE, FNMA INSURED)+/-@        3.67         05/15/2036           5,350,000

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
MINNESOTA (CONTINUED)
$     2,865,000    PLYMOUTH MN LANCASTER VILLAGE APARTMENTS PROJECT (HOUSING
                   REVENUE, FNMA INSURED)+/-@                                           3.67%        09/15/2031    $      2,865,000
        900,000    ROCHESTER MN SERIES 177 (HEALTHCARE FACILITIES REVENUE
                   LOC)+/-@                                                             3.69         11/15/2027             900,000
        650,000    ROSEVILLE MN PRESBYTERIAN HOMES CARE PROJECT (HEALTHCARE
                   FACILITIES REVENUE, US BANK NA LOC)+/-@                              3.69         10/01/2029             650,000
      3,370,000    ROSEVILLE MN PRIVATE SCHOOL FACILITIES REVENUE NORTHWESTERN
                   COLLEGE PROJECT (EDUCATIONAL FACILITIES REVENUE LOC)+/-@             3.69         11/01/2022           3,370,000
      6,830,000    SCA TAX-EXEMPT TRUST PT 2523 BURNVILLE (HOUSING REVENUE LOC)
                   +/-@                                                                 3.73         01/01/2030           6,830,000
      3,720,000    SOUTH WASHINGTON COUNTY MN INDEPENDENT SCHOOL DISTRICT #833
                   SERIES 1194 (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)
                   +/-@                                                                 3.72         08/01/2013           3,720,000
      2,000,000    ST. ANTHONY MN AUTUMN WOODS HOUSING PROJECT (MFHR, FNMA)+/-@         3.67         05/15/2032           2,000,000
        500,000    ST. LOUIS PARK MN CATHOLIC FINANCE CORPORATION (EDUCATIONAL
                   FACILITIES REVENUE, ALLIED IRISH BANK PLC LOC)+/-@                   3.68         10/01/2025             500,000
      4,240,000    ST. LOUIS PARK MN KNOLLWOOD PLACE (MFHR, FNMA INSURED)+/-@           3.67         10/01/2035           4,240,000
      2,810,000    ST. PAUL MN HOUSING & RDA DISTRICT HEATING REVENUE SERIES A
                   (WATER REVENUE LOC)+/-@                                              3.52         12/01/2012           2,810,000
      4,005,000    ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (OTHER
                   REVENUE, ALLIED IRISH BANK PLC LOC)+/-@                              3.69         05/01/2022           4,005,000
      3,075,000    ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (OTHER
                   REVENUE, ALLIED IRISH BANK PLC LOC)+/-@                              3.64         10/01/2025           3,075,000
      3,770,000    ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES M (OTHER
                   REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-@                       3.69         03/01/2021           3,770,000
      1,535,000    ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES O (OTHER
                   REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-@                       3.69         03/01/2012           1,535,000
      1,715,000    ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES Q (OTHER
                   REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-@                       3.52         03/01/2022           1,715,000
      1,905,000    ST. PAUL MN PORT AUTHORITY DISTRICT HEATING REVENUE SERIES J
                   (OTHER REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-@                3.67         12/01/2025           1,905,000
      2,500,000    ST. PAUL MN PORT AUTHORITY MFHR (HOUSING REVENUE, FHLMC
                   INSURED)+/-@                                                         3.67         02/01/2034           2,500,000
        700,000    ST. PAUL MN PORT AUTHORITY SERIES 06-3 (RECREATIONAL
                   FACILITIES REVENUE, BANK OF NEW YORK LOC)+/-@                        3.64         04/01/2036             700,000
      7,160,000    ST. PAUL MN PORT AUTHORITY TAX INCREMENT WESTGATE OFFICE &
                   INDUSTRIAL CENTER PROJECT (IDR, US BANK NA LOC)+/-@                  3.57         02/01/2015           7,160,000
      4,385,000    ST. PAUL MN PUBLIC RADIO PROJECT SERIES 7 (OTHER REVENUE,
                   ALLIED IRISH BANK PLC LOC)+/-@                                       3.64         05/01/2025           4,385,000

                                                                                                                        254,483,000
                                                                                                                   ----------------
MISSISSIPPI - 0.41%
     16,940,000    MISSISSIPPI MEDICAL CENTER EDUCATIONAL BUILDING CORPORATION
                   PEDIATRIC & RESEARCH FACILITIES PROJECT (HEALTHCARE
                   FACILITIES REVENUE, AMBAC INSURED)+/-@                               3.67         06/01/2034          16,940,000
                                                                                                                   ----------------
MISSOURI - 1.99%
     11,065,000    ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-90 (COLLEGE &
                   UNIVERSITY REVENUE, ABN AMRO BANK NV LOC)+/-@                        3.69         01/15/2015          11,065,000
      4,300,000    INDEPENDENCE MO IDA THE MANSIONS PROJECT (MFHR, FHLMC
                   INSURED)+/-@                                                         3.67         08/01/2035           4,300,000
     11,505,000    KANSAS CITY MO IDA DOWNTOWN ARENA PROJECT SERIES C (IDR,
                   AMBAC INSURED)+/-@                                                   3.55         04/01/2040          11,505,000
      2,335,000    MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                   BAPTIST COLLEGE (COLLEGE & UNIVERSITY REVENUE, US BANK NA
                   LOC)+/-@                                                             3.69         11/15/2022           2,335,000
      5,000,000    MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                   BETHESDA HEALTH GROUP INCORPORATED (HEALTHCARE FACILITIES
                   REVENUE, US BANK NA LOC)+/-@                                         3.69         08/01/2037           5,000,000
      1,475,000    MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                   BETHESDA HEALTH GROUP INCORPORATED (HEALTHCARE FACILITIES
                   REVENUE, US BANK NA LOC)+/-@                                         3.69         08/01/2034           1,475,000

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
MISSOURI (CONTINUED)
$     3,400,000    MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                   DEACONESS LONG TERM CARE SERIES B (HEALTHCARE FACILITIES
                   REVENUE, JPMORGAN CHASE BANK LOC)+/-@                                3.53%        05/15/2030    $      3,400,000
     12,585,000    MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                   DRURY COLLEGE (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA
                   NA LOC)+/-@                                                          3.69         08/15/2024          12,585,000
     20,300,000    MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                   HEALTH CARE SERIES 5 (HEALTHCARE FACILITIES REVENUE, FGIC
                   INSURED)+/-@                                                         3.51         06/01/2033          20,300,000
      3,560,000    MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                   SOUTHWEST BAPTIST UNIVERSITY PROJECT (HEALTHCARE FACILITIES
                   REVENUE, BANK OF AMERICA NA LOC)+/-@                                 3.69         10/01/2033           3,560,000
        145,000    MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY ST.
                   LOUIS UNIVERSITY PROJECT SERIES A (COLLEGE & UNIVERSITY
                   REVENUE, BANK OF AMERICA NA LOC)+/-@                                 3.67         10/01/2009             145,000
      6,000,000    ST. CHARLES COUNTY MO PUBLIC WATER SUPPLY DISTRICT #2 COP
                   SERIES A (WATER REVENUE, BANK OF AMERICA NA LOC)+/-@                 3.67         12/01/2033           6,000,000
      1,000,000    ST. LOUIS COUNTY MO IDA WHITFIELD SCHOOL INCORPORATED SERIES
                   B (COLLEGE & UNIVERSITY REVENUE, US BANK NA LOC)+/-@                 3.69         06/15/2024           1,000,000

                                                                                                                         82,670,000
                                                                                                                   ----------------
NEBRASKA - 0.23%
      3,510,000    BUFFALO COUNTY NE AGREX INCORPORATED PROJECT (IDR, JPMORGAN
                   CHASE BANK LOC)+/-@                                                  3.80         02/01/2015           3,510,000
        825,000    LANCASTER COUNTY NE HOSPITAL AUTHORITY HEALTH FACILITIES
                   REVENUE IMMANUEL HEALTH SYSTEM SERIES A (HEALTH FACILITIES
                   FINANCING AUTHORITY REVENUE LOC)+/-@                                 3.64         07/01/2030             825,000
      5,100,000    NUCKOLLS COUNTY NE AGREX INCORPORATED PROJECT (OTHER REVENUE,
                   JPMORGAN CHASE BANK LOC)+/-@                                         3.80         02/01/2015           5,100,000

                                                                                                                          9,435,000
                                                                                                                   ----------------
NEVADA - 2.52%
     39,700,000    CLARK COUNTY NV AIRPORT IMPROVEMENT REVENUE SERIES A (AIRPORT
                   REVENUE LOC)+/-@                                                     3.52         07/01/2012          39,700,000
     11,935,000    CLARK COUNTY NV ECONOMIC DEVELOPMENT OPPORTUNITY VILLAGE
                   FOUNDATION PROJECT (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)
                   +/-@                                                                 3.66         01/01/2037          11,935,000
     17,425,000    LAS VEGAS NV CONVENTION & VISITORS AUTHORITY (SPORTS
                   FACILITIES REVENUE, AMBAC INSURED)+/-@                               3.72         07/01/2018          17,425,000
     25,100,000    LAS VEGAS NV ECONOMIC DEVELOPMENT (OTHER REVENUE, BANK OF NEW
                   YORK LOC)+/-@                                                        3.65         10/01/2035          25,100,000
      6,645,000    RENO-TAHOE NV AIRPORT AUTHORITY (AIRPORT REVENUE, FIRST
                   SECURITY BANK LOC)+/-@                                               3.71         07/01/2025           6,645,000
      4,065,000    WASHOE COUNTY NV SCHOOL DISTRICT (PROPERTY TAX REVENUE, FGIC
                   INSURED)+/-@                                                         3.70         06/01/2020           4,065,000

                                                                                                                        104,870,000
                                                                                                                   ----------------
NEW HAMPSHIRE - 0.88%
     12,405,000    NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES AUTHORITY COLBY
                   SAWYER COLLEGE (EDUCATIONAL FACILITIES REVENUE, ALLIED IRISH
                   BANK PLC LOC)+/-@                                                    3.66         09/01/2036          12,405,000
      6,880,000    NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES AUTHORITY
                   CROTCHED MOUNTAIN REHABILITATION (HFFA REVENUE, ALLIED IRISH
                   BANK PLC LOC)+/-@                                                    3.67         01/01/2037           6,880,000
      5,000,000    NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES AUTHORITY FRISBIE
                   MEMORIAL HOSPITAL (HFFA REVENUE, BANK OF AMERICA NA LOC)+/-@         3.68         10/01/2036           5,000,000
      8,500,000    NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES AUTHORITY TILTON
                   SCHOOL (OTHER REVENUE, BANK OF NOVA SCOTIA)+/-@                      3.66         02/01/2036           8,500,000
      3,800,000    NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES HEALTH CARE
                   SERIES A (OTHER REVENUE, JPMORGAN CHASE BANK LOC)+/-@                3.70         01/01/2030           3,800,000

                                                                                                                         36,585,000
                                                                                                                   ----------------
NEW JERSEY - 2.22%
     92,185,000    NEW JERSEY STATE TRAN (OTHER REVENUE)                                4.50         06/22/2007          92,418,408
                                                                                                                   ----------------

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
NEW MEXICO - 2.28%
$     2,630,000    NEW MEXICO FINANCE AUTHORITY STATE TRANSACTION SERIES 435
                   (SALES TAX REVENUE, MBIA INSURED)+/-@                                 3.71%        12/15/2011   $      2,630,000
     30,000,000    NEW MEXICO STATE TRAN (OTHER REVENUE)                                 4.25         06/29/2007         30,056,361
     62,145,000    NEW MEXICO STATE TRAN (OTHER REVENUE)                                 4.50         06/29/2007         62,290,607

                                                                                                                         94,976,968
                                                                                                                   ----------------
NEW YORK - 4.39%
     22,500,000    METROPOLITAN TRANSPORTATION AUTHORITY NEW YORK (TRANSPORTATION
                   REVENUE, FIRST SECURITY BANK LOC)+/-@                                 3.69         05/15/2030         22,500,000
      5,215,000    NEW YORK NY (PROPERTY TAX REVENUE, AMBAC INSURED)+/-@                 3.69         12/01/2022          5,215,000
     11,595,000    NEW YORK NY (PROPERTY TAX REVENUE, FGIC INSURED)+/-@                  3.68         04/01/2025         11,595,000
      9,000,000    NEW YORK NY (PROPERTY TAX REVENUE, MBIA INSURED)+/-@                  3.69         08/01/2022          9,000,000
     29,815,000    NEW YORK NY CITY TRANSITIONAL FINANCE AUTHORITY BUILDING
                   ANTICIPATION NOTES (SALES TAX REVENUE, BANK OF NEW YORK LOC)          4.25         06/29/2007         29,874,167
      5,095,000    NEW YORK NY IDA (OTHER REVENUE, FGIC INSURED)+/-@                     3.70         03/01/2046          5,095,000
     32,530,000    NEW YORK NY SUBSERIES E3 (PROPERTY TAX REVENUE, BANK OF
                   AMERICA NA LOC)+/-@                                                   3.64         08/01/2034         32,530,000
     14,800,000    NEW YORK STATE DORMITORY AUTHORITY LONG ISLAND UNIVERSITY
                   (COLLEGE & UNIVERSITY REVENUE, CIFG INSURED)+/-@                      3.64         09/01/2026         14,800,000
     19,900,000    NEW YORK STATE DORMITORY AUTHORITY LONG ISLAND UNIVERSITY
                   (COLLEGE & UNIVERSITY REVENUE, CIFG INSURED)+/-@                      3.64         09/01/2036         19,900,000
     23,600,000    NEW YORK STATE DORMITORY AUTHORITY MENTAL HEALTH FACILITIES
                   IMPROVEMENT SERIES F2A (HEALTHCARE FACILITIES REVENUE, FIRST
                   SECURITY BANK LOC)+/-@                                                3.66         02/15/2021         23,600,000
      8,455,000    NEW YORK STATE ENVIRONMENTAL FACILITIES CORPORATION ST.
                   PETERS INCOME TAX (TAX REVENUE, FGIC INSURED)+/-@                     3.69         12/15/2024          8,455,000

                                                                                                                        182,564,167
                                                                                                                   ----------------
NORTH CAROLINA - 1.16%
        600,000    ALBERMARLE NC HOSPITAL AUTHORITY (HEALTHCARE FACILITIES
                   REVENUE, WACHOVIA BANK LOC)+/-@                                       3.67         10/01/2015            600,000
      2,130,000    CHARLOTTE-MECKLENBERG NC HOSPITAL AUTHORITY CAROLINAS
                   HEALTHCARE SERIES B (OTHER REVENUE, BANK OF AMERICA NA
                   LOC)+/-@                                                              3.60         01/15/2026          2,130,000
      6,505,000    MECKLENBURG COUNTY NC (OTHER REVENUE, WACHOVIA BANK LOC)+/-@          3.67         02/01/2016          6,505,000
      9,145,000    MECKLENBURG COUNTY NC COP (LEASE REVENUE LOC)+/-@                     3.64         02/01/2025          9,145,000
      7,070,000    NORTH CAROLINA EASTERN MUNICIPAL POWER AGENCY SERIES A2
                   (ELECTRIC REVENUE, MBIA INSURED)+/-@                                  3.56         01/01/2022          7,070,000
      9,770,000    NORTH CAROLINA MEDICAL CARE COMMUNITY (HEALTHCARE FACILITIES
                   REVENUE, WACHOVIA BANK LOC)+/-@                                       3.67         10/01/2015          9,770,000
      2,470,000    NORTH CAROLINA MEDICAL CARE COMMUNITY PRESBYTERIAN HOME
                   PROJECT (HEALTHCARE FACILITIES REVENUE, WACHOVIA BANK
                   LOC)+/-@                                                              3.67         08/01/2024          2,470,000
     10,590,000    WAKE COUNTY NC SERIES C (PROPERTY TAX REVENUE)+/-@                    3.64         04/01/2020         10,590,000

                                                                                                                         48,280,000
                                                                                                                   ----------------
OHIO - 2.26%
      9,200,000    CLEVELAND OH STATE UNIVERSITY GENERAL RECEIPT SERIES B
                   (COLLEGE & UNIVERSITY REVENUE, FGIC INSURED)+/-@                      3.65         06/01/2033          9,200,000
     11,805,000    HAMILTON COUNTY OH HEALTH CARE FACILITIES REVENUE DEACONESS
                   LONG TERM CARE SERIES A (HEALTHCARE FACILITIES REVENUE
                   LOC)+/-@                                                              3.53         05/15/2030         11,805,000
      6,522,000    HAMILTON OH AFFORDABLE HOUSING SERIES A (HOUSING REVENUE,
                   BANK ONE CHICAGO NA LOC)+/-@                                          3.71         01/01/2030          6,522,000
     27,600,000    LORAIN COUNTY OH EMH REGIONAL MEDICAL CENTER (HEALTHCARE
                   FACILITIES REVENUE, AMBAC INSURED)+/-@                                3.67         11/01/2021         27,600,000

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
OHIO (CONTINUED)
$     1,700,000    MAHONING COUNTY OH FORUM HEALTH OBLIGATION GROUP B (HOSPITAL
                   REVENUE, MBIA INSURED)+/-@                                            3.67%        12/01/2028   $      1,700,000
      1,510,000    OHIO STATE SERIES A (LEASE REVENUE, FIFTH THIRD BANK
                   LOC)+/-@                                                              3.70         09/01/2027          1,510,000
     15,200,000    OHIO STATE UNIVERSITY (COLLEGE & UNIVERSITY REVENUE, FIRST
                   SECURITY BANK LOC)+/-@                                                3.67         12/01/2026         15,200,000
     12,555,000    PARMA OH COMMUNITY GENERAL HOSPITAL SERIES A (OTHER REVENUE,
                   JPMORGAN CHASE BANK LOC)+/-@                                          3.67         11/01/2029         12,555,000
      5,000,000    SUMMIT COUNTY OH PORT AUTHORITY WELLNESS INSTITUTE (AIRPORT
                   REVENUE, FIFTH THIRD BANK LOC)+/-@                                    3.53         11/01/2036          5,000,000
      2,810,000    WARREN COUNTY OH CINCINNATI ELECTRICITY CORPORATION PROJECT
                   (IDR, SCOTIABANK LOC)+/-@                                             3.87         09/01/2015          2,810,000

                                                                                                                         93,902,000
                                                                                                                   ----------------
OKLAHOMA - 0.54%
      7,100,000    MUSKOGEE OK MEDICAL CENTER AUTHORITY (HEALTH FACILITIES
                   FINANCING AUTHORITY REVENUE, BANK OF AMERICA NA LOC)+/-@              3.72         10/01/2032          7,100,000
        700,000    OKLAHOMA DEVELOPMENT FINANCE AUTHORITY CONTINUING CARE
                   COMMUNITY PROJECT SERIES C (NURSING HOME REVENUE, KBC BANK NV
                   LOC)+/-@                                                              3.69         02/01/2012            700,000
      5,635,000    OKLAHOMA STATE IDA TEAL RIDGE MANOR CORPORATION PROJECT
                   (HEALTHCARE FACILITIES REVENUE, BANK OF AMERICA NA LOC)+/-@           3.72         11/01/2018          5,635,000
      8,410,000    PAYNE COUNTY OK ECONOMICAL DEVELOPMENT AUTHORITY PHASE III
                   PROJECT (EDUCATIONAL FACILITIES REVENUE, AMBAC INSURED)+/-@           3.68         07/01/2032          8,410,000
        700,000    TULSA OK IDA TULSA COUNTY HOUSING FUNDING INCORPORATED
                   (HOUSING REVENUE)+/-@                                                 3.95         10/01/2032            700,000

                                                                                                                         22,545,000
                                                                                                                   ----------------
OREGON - 0.28%
      5,210,000    OREGON STATE HOMEOWNER (OTHER REVENUE, MERRILL LYNCH CAPITAL
                   SERVICES LOC)+/-@                                                     3.73         05/01/2010          5,210,000
      1,590,000    PORTLAND OR (SEWER REVENUE, FIRST SECURITY BANK LOC)+/-@              3.72         10/01/2012          1,590,000
      4,995,000    TRI COUNTY OR METRO TRANSPORTATION DISTRICT SERIES 142 (TAX
                   REVENUE, MORGAN STANLEY DEAN WITTER LOC)+/-@                          3.69         08/01/2019          4,995,000

                                                                                                                         11,795,000
                                                                                                                   ----------------

OTHER - 0.50%
      9,950,000    CLIPPER BRIGANTINE TAX-EXEMPT TRUST CERTIFICATES SERIES 2002
                   (OTHER REVENUE, STATE STREET BANK & TRUST COMPANY LOC)+/-@  ++        4.00         02/01/2030          9,950,000
      3,452,000    NORTHEAST TAX-EXEMPT GRANTOR TRUST CERTIFICATES (OTHER
                   REVENUE, BANK OF AMERICA NA LOC)+/-@                                  3.79         04/01/2019          3,452,000
      4,850,000    RESET OPTION CERTIFICATES TRUST II-R (SEWER REVENUE, FGIC
                   INSURED)+/-@                                                          3.70         11/01/2031          4,850,000
      2,709,000    US BANCORP PROJECT FUNDING TRUST SERIES A (OTHER
                   REVENUE)+/-@++                                                        3.70         01/01/2010          2,709,000

                                                                                                                         20,961,000
                                                                                                                   ----------------
PENNSYLVANIA - 2.86%
     14,110,000    BEAVER COUNTY PA IDA FIRST ENERGY NUCLEAR GENERATOR
                   CORPORATION PROJECT (IDR, BARCLAYS BANK PLC LOC)+/-@                  3.61         01/01/2035         14,110,000
      4,900,000    DANIEL BOONE PA AREA SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                   FIRST SECURITY BANK LOC)+/-@                                          3.67         08/01/2029          4,900,000
     51,280,000    EMMAUS PA GENERAL AUTHORITY (OTHER REVENUE, FIRST SECURITY
                   BANK LOC)+/-@                                                         3.52         12/01/2028         51,280,000
     13,800,000    HARRISBURG PA (EDUCATIONAL FACILITIES REVENUE, FIRST SECURITY
                   BANK LOC)+/-@                                                         3.66         12/01/2031         13,800,000
      1,720,000    LEHIGH COUNTY PA ST. LUKES HOSPITAL PROJECT (HOSPITAL REVENUE,
                   WACHOVIA BANK LOC)+/-@                                                3.60         07/01/2031          1,720,000
      5,975,000    PENNSYLVANIA EDFA TREASURY DEPARTMENT HOSPITAL ENHANCEMENT
                   LOAN PROGRAM A1 (HOSPITAL REVENUE, NATIONAL CITY BANK)+/-@            3.67         06/01/2031          5,975,000

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
PENNSYLVANIA (CONTINUED)
$     2,810,000    PENNSYLVANIA EDFA TREASURY DEPARTMENT HOSPITAL ENHANCEMENT
                   LOAN PROGRAM A2 (HOSPITAL REVENUE, NATIONAL CITY BANK)+/-@            3.67%        06/01/2011   $      2,810,000
      8,260,000    PENNSYLVANIA EDFA TREASURY DEPARTMENT HOSPITAL ENHANCEMENT
                   LOAN PROGRAM A3 (HOSPITAL REVENUE, NATIONAL CITY BANK)+/-@            3.67         06/01/2021          8,260,000
      7,550,000    PENNSYLVANIA HONEYSUCKLE STUDENT HOLDING SERIES A (COLLEGE &
                   UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)+/-@                    3.67         07/01/2034          7,550,000
      7,655,000    PENNSYLVANIA TURNPIKE COMMISSION OIL FRANCHISE TAX SERIES II
                   R 1005 (SALES TAX REVENUE, AMBAC INSURED)+/-@                         3.71         12/01/2015          7,655,000
      1,050,000    PHILADELPHIA PA GAS WORKS SERIES A2 (UTILITIES REVENUE,
                   JPMORGAN CHASE BANK LOC)+/-@                                          3.70         09/01/2034          1,050,000

                                                                                                                        119,110,000
                                                                                                                   ----------------
SOUTH CAROLINA - 1.98%
     22,400,000    CHARLESTON SC SERIES B (WATER & SEWER REVENUE, WACHOVIA BANK
                   LOC)+/-@                                                              3.67         01/01/2035         22,400,000
     21,795,000    PATRIOTS ENERGY GROUP SC GAS FACILITIES SERIES A (UTILITIES
                   REVENUE, CIFG INSURED)+/-@                                            3.67         06/01/2036         21,795,000
      3,970,000    SOUTH CAROLINA EDUCATIONAL FACILITIES AUTHORITY FOR PRIVATE
                   NONPROFIT INSTITUTIONS (COLLEGE & UNIVERSITY REVENUE, BANK OF
                   AMERICA NA LOC)+/-@                                                   3.72         02/01/2022          3,970,000
      3,120,000    SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY (ECONOMIC
                   DEVELOPMENT REVENUE, WACHOVIA BANK LOC)+/-@                           3.67         12/01/2024          3,120,000
      8,500,000    SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY ECONOMIC
                   DEVELOPMENT REVENUE HEARTLAND HALL EPISCOPAL (IDR LOC)+/-@            3.67         08/01/2029          8,500,000
     22,365,000    SOUTH CAROLINA TRANSPORTATION INFRASTRUCTURE (OTHER REVENUE,
                   AMBAC INSURED)+/-@                                                    3.72         04/01/2012         22,365,000

                                                                                                                         82,150,000
                                                                                                                   ----------------
SOUTH DAKOTA - 0.12%
      5,000,000    SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                   SIOUX VALLEY SERIES B (HEALTHCARE FACILITIES REVENUE, US BANK
                   NA LOC)+/-@                                                           3.70         11/01/2034          5,000,000
                                                                                                                   ----------------
TENNESSEE - 1.70%
      9,995,000    ABN AMRO MUNITOPS CERTIFICATES TRUST 2003-8 (TAX REVENUE, FGIC
                   INSURED)+/-@                                                          3.67         03/15/2011          9,995,000
      2,935,000    METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN HEALTH &
                   EDUCATIONAL PROJECT FACILITIES BOARD MEHARRY MEDICAL COLLEGE
                   (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)+/-@            3.67         08/01/2018          2,935,000
     19,985,000    METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN
                   STEWARTS FERRY APARTMENTS (IDR, FHLMC INSURED)+/-@                    3.67         01/01/2034         19,985,000
     33,675,000    MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY POOLED
                   FINANCING LOAN POOL (OTHER REVENUE, BANK OF AMERICA NA
                   LOC)+/-@                                                              3.67         11/01/2027         33,675,000
      4,200,000    RUTHERFORD COUNTY TN SERIES 643 (PROPERTY TAX REVENUE, MBIA
                   INSURED)+/-@                                                          3.72         10/01/2012          4,200,000

                                                                                                                         70,790,000
                                                                                                                   ----------------
TEXAS - 7.32%
     11,130,000    ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-16 (WATER REVENUE,
                   MBIA INSURED)+/-@                                                     3.70         09/01/2014         11,130,000
      7,595,000    ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-55 (PROPERTY TAX
                   REVENUE, PERMANENT SCHOOL FUND GUARANTEED)+/-@                        3.70         02/01/2014          7,595,000
      4,890,000    ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-59 (PROPERTY TAX
                   REVENUE, PERMANENT SCHOOL FUND GUARANTEED)+/-@                        3.70         08/01/2013          4,890,000
      5,500,000    BEXAR COUNTY TX HOUSING FINANCE CORPORATION VISTA MEADOWS
                   PROJECT (HOUSING REVENUE, FHLMC INSURED)+/-@                          3.67         09/01/2036          5,500,000
     48,380,000    CAPITAL AREA CULTURAL EDUCATIONAL FACILITIES ROMAN CATHOLIC
                   DIOCESE (IDR, WACHOVIA BANK LOC)+/-@                                  3.67         04/01/2045         48,380,000
      5,875,000    DALLAS TX PUTTER 598 (PROPERTY TAX REVENUE, JPMORGAN CHASE
                   BANK LOC)+/-@                                                         3.70         02/15/2011          5,875,000
      4,310,000    EAGLE TAX-EXEMPT TRUST CERTIFICATES 20014302 CLASS A (AUSTIN
                   TX ELECTRIC UTILITY SYSTEMS) (POWER REVENUE, FIRST SECURITY
                   BANK LOC)+/-@                                                         3.71         11/15/2012          4,310,000

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
TEXAS (CONTINUED)
$     6,000,000    EAGLE TAX-EXEMPT TRUST CERTIFICATES 20014310 CLASS A (DALLAS
                   TX AREA RAPID) (SALES TAX REVENUE, AMBAC INSURED)+/-@                 3.71%        12/01/2026   $      6,000,000
      7,850,000    GRAPEVINE COLLEYVILLE TX INDEPENDENT SCHOOL DISTRICT (PROPERTY
                   TAX REVENUE, FGIC INSURED)+/-@                                        3.72         08/15/2023          7,850,000
      8,995,000    HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                   (HCFR, MBIA INSURED)+/-@                                              3.73         07/01/2015          8,995,000
      4,430,000    HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                   (HCFR, MBIA INSURED)+/-@                                              3.73         07/01/2024          4,430,000
      8,982,500    HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                   SERIES 357 (HCFR, MBIA INSURED)+/-@                                   3.69         07/01/2029          8,982,500
      1,825,000    HARRIS COUNTY TX HOUSTON SPORTS AUTHORITY JUNIOR LIEN RODEO
                   SERIES C (SPORTS FACILITIES REVENUE, MBIA INSURED)+/-@                3.73         11/15/2030          1,825,000
      2,085,000    HARRIS COUNTY TX SERIES 646 (PROPERTY TAX REVENUE, JPMORGAN
                   CHASE BANK LOC)+/-@                                                   3.72         10/01/2012          2,085,000
      5,470,000    HOUSTON TX CERTIFICATES SERIES 495 (WATER REVENUE, FGIC
                   INSURED)+/-@                                                          3.69         12/01/2030          5,470,000
      4,245,000    HOUSTON TX INDEPENDENT SCHOOL DISTRICT SERIES 462 (PROPERTY
                   TAX REVENUE, PERMANENT SCHOOL FUND GUARANTEED)+/-@                    3.69         02/15/2026          4,245,000
      3,770,000    HOUSTON TX MUNICIPAL TRUST RECEIPTS SERIES SG 120 (WATER &
                   SEWER REVENUE)+/-@                                                    3.71         12/01/2023          3,770,000
     12,600,000    HOUSTON TX SERIES SG 139 (COLLEGE & UNIVERSITY REVENUE,
                   SOCIETE GENERALE LOC)+/-@                                             3.71         11/15/2029         12,600,000
     10,000,000    HOUSTON TX WATER & SEWER SYSTEM (WATER & SEWER REVENUE, MBIA
                   INSURED)+/-@                                                          3.73         12/01/2023         10,000,000
      2,235,000    IRVING TX SERIES 403 (WATER REVENUE, AMBAC INSURED)+/-@               3.72         02/15/2012          2,235,000
     23,600,000    KATY TX INDEPENDENT SCHOOL DISTRICT SERIES C (PROPERTY TAX
                   REVENUE)+/-@                                                          3.66         08/15/2036         23,600,000
      5,065,000    LAREDO TX HOUSING DEVELOPMENT CORPORATION #1 SERIES 618
                   (LEASE REVENUE, AMBAC INSURED)+/-@                                    3.72         02/01/2010          5,065,000
      3,270,000    LOWER COLORADO RIVER AUTHORITY TX PUTTER SERIES 623 (OTHER
                   REVENUE, FGIC INSURED)+/-@                                            3.70         11/15/2009          3,270,000
     12,800,000    LUBBOCK TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                   BANK OF AMERICA NA LOC)+/-@                                           3.66         02/01/2030         12,800,000
      3,500,000    MATAGORDA COUNTY TX HOSPITAL DISTRICT (HOSPITAL REVENUE,
                   REGIONS BANK LOC)+/-@                                                 3.69         08/01/2018          3,500,000
      5,515,000    MIDLAND TX COLLEGE DISTRICT (PROPERTY TAX REVENUE, FGIC
                   INSURED)+/-@                                                          3.72         02/15/2024          5,515,000
      6,010,000    NORTH CENTRAL TX HEALTH FACILITY DEVELOPMENT CORPORATION
                   (HFFA REVENUE, MBIA INSURED)+/-@                                      3.72         02/15/2022          6,010,000
     14,000,000    PASADENA TX INDEPENDENT SCHOOL DISTRICT SERIES A (PROPERTY
                   TAX REVENUE, PERMANENT SCHOOL FUND GUARANTEED)+/-@                    3.66         08/15/2026         14,000,000
      1,595,000    POLLY RYON HOSPITAL AUTHORITY TX POLLY RYON MEMORIAL HOSPITAL
                   (HOSPITAL REVENUE, JPMORGAN CHASE BANK LOC)+/-@                       3.70         11/01/2026          1,595,000
     12,365,000    ROCKWALL TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                   DEXIA INSURED)+/-@                                                    3.66         08/01/2037         12,365,000
      5,355,000    SAN ANTONIO TX (WATER REVENUE, FGIC INSURED)+/-@                      3.70         05/15/2022          5,355,000
      1,500,000    SAN ANTONIO TX SERIES A (WATER REVENUE, MBIA INSURED)+/-@             3.51         05/15/2033          1,500,000
      2,400,000    SPLENDORA TX PROJECT FELLOWSHIP CHRISTIAN PROJECT (OTHER
                   REVENUE, BANK OF AMERICA NA LOC)+/-@                                  3.67         01/01/2017          2,400,000
      3,905,000    TEXAS A&M UNIVERSITY PERMANENT UNIVERSITY FUND (COLLEGE &
                   UNIVERSITY REVENUE, JPMORGAN CHASE BANK LOC)+/-@                      3.70         07/01/2012          3,905,000
      5,080,000    TEXAS STATE CLASS A (GO - STATES, TERRITORIES, CITIBANK NA
                   LOC)+/-@                                                              3.71         04/01/2030          5,080,000
     17,470,000    TEXAS STATE TRANSPORTATION SERIES B (TRANSPORTATION
                   REVENUE)+/-@                                                          3.52         04/01/2026         17,470,000
      6,805,000    TEXAS TECH UNIVERSITY (EDUCATIONAL FACILITIES REVENUE, MBIA
                   INSURED)+/-@                                                          3.70         08/15/2021          6,805,000
      5,195,000    TRAVIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                   SERIES 4 (HEALTHCARE FACILITIES REVENUE, AMBAC INSURED)+/-@           3.69         11/15/2024          5,195,000
      2,575,000    UNIVERSITY OF TEXAS PERMANENT UNIVERSITY FUND SERIES 411
                   (COLLEGE & UNIVERSITY REVENUE)+/-@                                    3.70         01/01/2012          2,575,000

                                                                                                                        304,172,500
                                                                                                                   ----------------

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
UTAH - 0.90%
$    25,000,000    UTAH STATE BOARD (COLLEGE & UNIVERSITY REVENUE, MBIA
                   INSURED)+/-@                                                          3.70%        04/01/2029   $     25,000,000
      9,675,000    WEST JORDAN UT (HOUSING REVENUE, FNMA INSURED)+/-@                    3.66         12/01/2034          9,675,000
      2,900,000    WEST VALLEY CITY UT IDR JOHNSON MATTHEY INCORPORATED PROJECT
                   (IDR LOC)+/-@                                                         3.65         12/01/2011          2,900,000

                                                                                                                         37,575,000
                                                                                                                   ----------------
VIRGINIA - 0.41%
      7,960,000    CAPITAL REGION AIRPORT COMMISSION VA SERIES B (AIRPORT
                   REVENUE, WACHOVIA BANK LOC)+/-@                                       3.67         06/01/2035          7,960,000
      2,165,000    HAMPTON ROADS VA REGIONAL JAIL AUTHORITY REGIONAL SERIES 569
                   (JAIL FACILITIES REVENUE, MBIA INSURED)+/-@                           3.72         07/01/2012          2,165,000
      7,000,000    NORFOLK VA REDEVELOPMENT & HOUSING AUTHORITY (HOUSING REVENUE,
                   BANK OF AMERICA NA LOC)+/-@                                           3.67         07/01/2034          7,000,000

                                                                                                                         17,125,000
                                                                                                                   ----------------
WASHINGTON - 3.71%
     15,420,000    ABN AMRO MUNITOPS CERTIFICATES TRUST 2001-23 (KING COUNTY WA
                   SCHOOL DISTRICT #001 SETTLE SERIES A) (PROPERTY TAX REVENUE,
                   MBIA INSURED)+/-@                                                     3.70         12/01/2009         15,420,000
      5,160,000    ENERGY NORTHWEST WA ELECTRIC CERTIFICATES SERIES C (ELECTRIC
                   REVENUE, FIRST SECURITY BANK LOC)+/-@                                 3.70         01/01/2010          5,160,000
      5,710,000    ENERGY NORTHWEST WA WIND PROJECT SERIES 686 (POWER REVENUE,
                   MBIA INSURED)+/-@                                                     3.72         07/01/2012          5,710,000
      4,760,000    GOAT HILL WA PROPERTIES SERIES 705 (LEASE REVENUE, MBIA
                   INSURED)+/-@                                                          3.71         12/01/2012          4,760,000
     15,100,000    GRANT COUNTY WA PUBLIC UTILITIES DISTRICT WANAPUM HYDRO
                   (ELECTRIC REVENUE, MBIA INSURED)+/-@                                  3.70         01/01/2043         15,100,000
     17,350,000    ISSAQUAH WA COMMUNITY PROPERTIES SERIES A (WATER REVENUE,
                   BANK OF AMERICA NA LOC)+/-@                                           3.68         02/15/2021         17,350,000
     45,525,000    KING COUNTY WA HOUSING AUTHORITY SERIES A (HOUSING REVENUE,
                   FHLMC INSURED)+/-@                                                    3.67         07/01/2035         45,525,000
      5,915,000    KING COUNTY WA SCHOOL DISTRICT #415 (PROPERTY TAX REVENUE,
                   FIRST SECURITY BANK LOC)+/-@                                          3.71         12/01/2018          5,915,000
      4,940,000    SEATTLE WA MUNICIPAL LIGHT & POWER SERIES 668 (POWER REVENUE,
                   FIRST SECURITY BANK LOC)+/-@                                          3.70         08/01/2012          4,940,000
      6,985,000    WASHINGTON STATE (PROPERTY TAX REVENUE, FIRST SECURITY BANK
                   LOC)+/-@                                                              3.70         01/01/2026          6,985,000
      6,000,000    WASHINGTON STATE HIGHER EDUCATION FACILITIES UNIVERSITY OF
                   PUGET SOUND SERIES B (COLLEGE & UNIVERSITY REVENUE, BANK OF
                   AMERICA NA LOC)+/-@                                                   3.67         10/01/2036          6,000,000
     10,400,000    WASHINGTON STATE HOUSING FINANCE COMMISSION BUSH SCHOOL
                   PROJECT (HOUSING REVENUE, BANK OF AMERICA NA LOC)+/-@                 3.68         04/01/2034         10,400,000
      1,700,000    WASHINGTON STATE HOUSING FINANCE COMMISSION NONPROFIT TACOMA
                   ART MUSEUM PROJECT (RECREATIONAL FACILITIES REVENUE, NORTHERN
                   TRUST CORPORATION LOC)+/-@                                            3.69         06/01/2032          1,700,000
      2,750,000    WASHINGTON STATE HOUSING WESLEY HOMES PROJECT SERIES A (LEASE
                   REVENUE, BANK OF AMERICA NA LOC)+/-@                                  3.63         01/01/2036          2,750,000
      2,165,000    WASHINGTON STATE SERIES 593 (PROPERTY TAX REVENUE, FIRST
                   SECURITY BANK LOC)+/-@                                                3.72         07/01/2012          2,165,000
      4,370,000    WASHINGTON STATE SERIES B (PROPERTY TAX REVENUE, FIRST
                   SECURITY BANK LOC)+/-@                                                3.56         07/01/2024          4,370,000

                                                                                                                        154,250,000
                                                                                                                   ----------------
WISCONSIN - 3.43%
      3,765,000    MILWAUKEE WI RDA REDEVELOPMENT MILWAUKEE SCHOOL ENGINEER
                   PROJECT A (COLLEGE & UNIVERSITY REVENUE, MARSHALL & ISLEY
                   BANK LOC)+/-@                                                         3.69         07/01/2023          3,765,000
      6,725,000    UNIVERSITY OF WISCONSIN HOSPITALS & CLINICS AUTHORITY (HEALTH
                   FACILITIES FINANCING AUTHORITY REVENUE, FIRST SECURITY BANK
                   LOC)+/-@                                                              3.66         04/01/2029          6,725,000
      3,230,000    WISCONSIN HEFA RIVERVIEW HOSPITAL ASSOCIATION (HCFR, FIRSTAR
                   BANK NA LOC)+/-@                                                      3.69         10/01/2030          3,230,000
     21,765,000    WISCONSIN STATE HEFA (HCFR, CITIBANK NA LOC)+/-@                      3.70         08/15/2026         21,765,000

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                     INTEREST RATE   MATURITY DATE       VALUE
WISCONSIN (CONTINUED)
$    13,600,000    WISCONSIN STATE HEFA (HCFR, CITIBANK NA LOC)+/-@                      3.70%        08/15/2030   $     13,600,000
      2,400,000    WISCONSIN STATE HEFA ALVERNO COLLEGE PROJECT (COLLEGE &
                   UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)+/-@                    3.69         11/01/2017          2,400,000
     22,950,000    WISCONSIN STATE HEFA AURORA HEALTH CARE SERIES A (HOSPITAL
                   REVENUE, MARSHALL & ISLEY BANK LOC)+/-@                               3.67         04/01/2028         22,950,000
      6,400,000    WISCONSIN STATE HEFA FRANCISCAN SISTERS SERIES B (HCFR,
                   MARSHALL & ISLEY BANK LOC)+/-@                                        3.64         09/01/2033          6,400,000
      4,030,000    WISCONSIN STATE HEFA GUNDERSEN LUTHERAN SERIES B (HCFR, FGIC
                   INSURED)+/-@                                                          3.67         05/01/2033          4,030,000
     15,500,000    WISCONSIN STATE HEFA LUTHERAN COLLEGE SERIES 2001 (COLLEGE &
                   UNIVERSITY REVENUE, US BANK NA LOC)+/-@                               3.69         09/01/2031         15,500,000
     11,600,000    WISCONSIN STATE HEFA NATIONAL REGENCY OF NEW BERLIN (HCFR,
                   MARSHALL & ISLEY BANK LOC)+/-@                                        3.69         08/15/2034         11,600,000
     19,775,000    WISCONSIN STATE HEFA REEDSBURG AREA MEDICAL CENTER
                   INCORPORATED (OTHER REVENUE, FIFTH THIRD BANK LOC)+/-@                3.69         06/01/2036         19,775,000
      3,450,000    WISCONSIN STATE HEFA WHEATON FRANCISCAN SERVICES SERIES B
                   (HCFR, US BANK NA LOC)+/-@                                            3.52         08/15/2033          3,450,000
      7,505,000    WISCONSIN STATE SERIES 531 (PROPERTY TAX REVENUE, FGIC
                   INSURED)+/-@                                                          3.71         11/01/2012          7,505,000

                                                                                                                        142,695,000
                                                                                                                   ----------------
WYOMING - 0.74%
     30,600,000    SWEETWATER COUNTY WY PACIFIC CORPORATION PROJECT SERIES A
                   (PCR, BARCLAYS BANK PLC LOC)+/-@                                      3.53         07/01/2015         30,600,000
                                                                                                                   ----------------

TOTAL MUNICIPAL BONDS & NOTES (COST $3,771,889,652)                                                                   3,771,889,652
                                                                                                                   ----------------
COMMERCIAL PAPER - 9.57%
      8,000,000    BURKE COUNTY POLLUTION CONTROL                                        3.59         04/04/2007          8,000,000
     13,835,000    BURKE COUNTY POLLUTION CONTROL SERIES 6B-1                            3.59         04/05/2007         13,835,000
     13,400,000    COUNTY OF WAKE NC                                                     3.60         05/30/2007         13,400,000
     23,500,000    DISTRICT OF COLUMBIA                                                  3.55         04/05/2007         23,500,000
      9,248,000    HARRIS COUNTY TX SERIES C                                             3.58         03/08/2007          9,248,000
      6,175,000    HARRIS COUNTY TX SERIES D                                             3.55         04/05/2007          6,175,000
     21,500,000    HARRIS COUNTY TX SERIES D                                             3.58         04/05/2007         21,500,000
     18,600,000    ILLINOIS EDUCATIONAL FACILITIES AUTHORITY SERIES 1990                 3.65         06/20/2007         18,600,000
      9,965,000    ILLINOIS EDUCATIONAL FACILITIES AUTHORITY SERIES NOTR                 3.62         04/04/2007          9,965,000
     21,300,000    ILLINOIS EDUCATIONAL FACILITIES AUTHORITY SERIES NOTR                 3.65         05/16/2007         21,300,000
      7,600,000    LAS VEGAS VALLEY WATER DISTRICT                                       3.65         05/16/2007          7,600,000
     20,450,000    NORTH CENTRAL TX HEALTH SERIES 1998                                   3.65         06/06/2007         20,450,000
     14,500,000    ROCHESTER MN HEALTH CARE SERIES 00-B                                  3.57         04/05/2007         14,500,000
     32,400,000    ROCHESTER MN HEALTH CARE SERIES 01-C                                  3.57         04/03/2007         32,400,000
     15,300,000    ROCHESTER MN HEALTH CARE SERIES 92-A                                  3.57         04/05/2007         15,300,000
     10,750,000    ROCHESTER MN HEALTH CARE SERIES 92-C                                  3.57         04/05/2007         10,750,000
      4,600,000    SAN ANTONIO ELECTRIC & GAS SERIES A                                   3.60         04/05/2007          4,600,000
     17,800,000    SAN ANTONIO ELECTRIC & GAS SERIES A                                   3.62         04/05/2007         17,800,000
     12,000,000    SAN ANTONIO ELECTRIC & GAS SERIES A                                   3.66         05/10/2007         12,000,000
     10,255,000    SAN ANTONIO TX SERIES A                                               3.58         04/05/2007         10,255,000
     14,000,000    TEXAS DEPARTMENT OF TRANSPORTATION SERIES A                           3.60         04/05/2007         14,000,000
      7,400,000    TEXAS PFA SERIES 02-A                                                 3.59         04/04/2007          7,400,000
     10,325,000    TEXAS PFA SERIES 02-A                                                 3.60         04/04/2007         10,325,000
      2,359,000    TEXAS PFA SERIES 2003                                                 3.55         04/05/2007          2,359,000

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                     INTEREST RATE  MATURITY DATE        VALUE
COMMERCIAL PAPER (CONTINUED)
$    31,180,000    UNIVERSITY OF MINNESOTA SERIES 05-A                                   3.48%        04/03/2007   $     31,180,000
     19,800,000    UNIVERSITY OF TEXAS SYSTEM SERIES 02-A                                3.58         04/05/2007         19,800,000
     21,500,000    UNIVERSITY OF TEXAS SYSTEM SERIES A                                   3.65         06/13/2007         21,500,000

TOTAL COMMERCIAL PAPER (COST $397,742,000)                                                                              397,742,000
                                                                                                                   ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $4,169,631,652)*                       100.30%                                                               $  4,169,631,652

OTHER ASSETS AND LIABILITIES, NET             (0.30)                                                                    (12,361,253)
                                             ------                                                                ----------------

TOTAL NET ASSETS                             100.00%                                                               $  4,157,270,399
                                             ======                                                                ================

+/-   VARIABLE RATE INVESTMENTS.

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   TREASURY PLUS MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                  INTEREST RATE    MATURITY DATE         VALUE
US TREASURY SECURITIES - 6.19%

US TREASURY BILLS - 6.19%
$   150,000,000    US TREASURY BILL^                                                   4.82%         04/05/2007    $    149,297,813
    150,000,000    US TREASURY BILL^                                                   4.99          04/19/2007         148,982,229
     75,000,000    US TREASURY BILL^                                                   4.96          07/26/2007          73,481,000

                                                                                                                        371,761,042
                                                                                                                   ----------------

TOTAL US TREASURY SECURITIES (COST $371,761,042)                                                                        371,761,042
                                                                                                                   ----------------
REPURCHASE AGREEMENTS - 94.09%
    475,000,000    BANK OF AMERICA SECURITIES LLC - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $475,069,403)                 5.26          03/01/2007         475,000,000
     75,000,000    CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $75,010,729)                  5.15          03/01/2007          75,000,000
  1,200,000,000    CREDIT SUISSE FIRST BOSTON CORPORATION - 102%
                   COLLATERALIZED BY US GOVERNMENT SECURITIES
                   (MATURITY VALUE $1,200,175,667)                                     5.27          03/01/2007       1,200,000,000
  1,260,000,000    DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $1,260,184,450)               5.27          03/01/2007       1,260,000,000
    132,812,000    GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $132,831,073)                 5.17          03/01/2007         132,812,000
    150,000,000    GREENWICH CAPITAL MARKETS INCORPORATED - 102%
                   COLLATERALIZED BY US GOVERNMENT SECURITIES
                   (MATURITY VALUE $150,630,750)(I)                                    5.22          03/29/2007         150,000,000
    200,000,000    GREENWICH CAPITAL MARKETS INCORPORATED - 102%
                   COLLATERALIZED BY US GOVERNMENT SECURITIES
                   (MATURITY VALUE $200,029,167)                                       5.25          03/01/2007         200,000,000
    500,000,000    GREENWICH CAPITAL MARKETS INCORPORATED - 102%
                   COLLATERALIZED BY US GOVERNMENT SECURITIES
                   (MATURITY VALUE $500,073,194)                                       5.27          03/01/2007         500,000,000
  1,000,000,000    HSBC USA INCORPORATED - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $1,000,146,667)               5.28          03/01/2007       1,000,000,000
    150,000,000    HSBC USA INCORPORATED - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $150,021,667)                 5.20          03/01/2007         150,000,000
    500,000,000    MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $500,073,194)                 5.27          03/01/2007         500,000,000

TOTAL REPURCHASE AGREEMENTS (COST $5,642,812,000)                                                                     5,642,812,000
                                                                                                                   ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $6,014,573,042)*                        100.28%                                                              $  6,014,573,042

OTHER ASSETS AND LIABILITIES, NET              (0.28)                                                                   (17,006,137)
                                              ------                                                               ----------------

TOTAL NET ASSETS                              100.00%                                                              $  5,997,566,905
                                              ======                                                               ================

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

(I)   ILLIQUID SECURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   100% TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                  INTEREST RATE    MATURITY DATE         VALUE
US TREASURY SECURITIES - 94.06%

US TREASURY BILLS - 94.06%
$    23,435,000    US TREASURY BILL^                                                   4.79%         03/01/2007    $     23,435,000
    100,000,000    US TREASURY BILL^                                                   4.82          03/01/2007         100,000,000
    107,880,000    US TREASURY BILL^                                                   4.83          03/01/2007         107,880,000
     50,000,000    US TREASURY BILL^                                                   4.91          03/01/2007          50,000,000
    200,000,000    US TREASURY BILL^                                                   4.87          03/08/2007         199,810,806
     41,095,000    US TREASURY BILL^                                                   4.92          03/08/2007          41,055,706
     12,741,000    US TREASURY BILL^                                                   4.93          03/08/2007          12,728,786
     50,000,000    US TREASURY BILL^                                                   5.05          03/08/2007          49,950,927
     25,000,000    US TREASURY BILL^                                                   5.06          03/08/2007          24,975,403
     50,000,000    US TREASURY BILL^                                                   5.08          03/08/2007          49,950,611
     25,000,000    US TREASURY BILL^                                                   4.80          03/15/2007          24,953,309
    150,000,000    US TREASURY BILL^                                                   4.81          03/15/2007         149,719,562
    100,000,000    US TREASURY BILL^                                                   5.12          03/15/2007          99,800,889
    200,000,000    US TREASURY BILL^                                                   4.82          03/22/2007         199,437,667
     50,000,000    US TREASURY BILL^                                                   4.93          03/22/2007          49,856,208
    100,000,000    US TREASURY BILL^                                                   5.18          03/22/2007          99,698,125
     50,000,000    US TREASURY BILL^                                                   4.87          03/29/2007          49,810,806
    300,000,000    US TREASURY BILL^                                                   4.88          03/29/2007         298,862,500
    250,000,000    US TREASURY BILL^                                                   4.91          04/05/2007         248,806,597
      6,130,000    US TREASURY BILL^                                                   4.95          04/05/2007           6,100,529
     50,000,000    US TREASURY BILL^                                                   4.89          04/12/2007          49,714,750
    200,000,000    US TREASURY BILL^                                                   4.94          04/12/2007         198,847,333
    250,000,000    US TREASURY BILL^                                                   4.97          04/19/2007         248,307,969
    100,000,000    US TREASURY BILL^                                                   4.98          04/26/2007          99,222,222
     60,000,000    US TREASURY BILL^                                                   5.05          04/26/2007          59,528,667
     50,000,000    US TREASURY BILL^                                                   4.96          05/03/2007          49,566,000
    100,000,000    US TREASURY BILL^                                                   5.03          05/03/2007          99,119,750
     50,000,000    US TREASURY BILL^                                                   4.87          05/10/2007          49,526,528
    150,000,000    US TREASURY BILL^                                                   5.02          05/10/2007         148,537,292
     50,000,000    US TREASURY BILL^                                                   4.96          05/17/2007          49,470,090
    200,000,000    US TREASURY BILL^                                                   5.03          05/17/2007         197,848,278
     50,000,000    US TREASURY BILL^                                                   4.95          05/24/2007          49,423,083
     49,570,000    US TREASURY BILL^                                                   4.98          05/24/2007          48,994,575
    200,000,000    US TREASURY BILL^                                                   5.04          05/24/2007         197,650,333
     50,000,000    US TREASURY BILL^                                                   4.94          05/31/2007          49,375,639
    100,000,000    US TREASURY BILL^                                                   5.04          05/31/2007          98,725,368
     50,000,000    US TREASURY BILL^                                                   4.88          06/21/2007          49,241,667
     50,000,000    US TREASURY BILL^                                                   4.92          07/12/2007          49,091,628
     50,000,000    US TREASURY BILL^                                                   4.97          07/26/2007          48,986,312
    100,000,000    US TREASURY BILL^                                                   4.98          08/02/2007          97,869,667
    100,000,000    US TREASURY BILL^                                                   4.97          08/09/2007          97,778,424
     50,000,000    US TREASURY BILL^                                                   4.96          08/23/2007          48,795,660
     80,000,000    US TREASURY BILL^                                                   4.95          08/30/2007          77,996,987

                                                                                                                      4,050,451,653
                                                                                                                   ----------------

TOTAL US TREASURY SECURITIES (COST $4,050,451,653)                                                                    4,050,451,653
                                                                                                                   ----------------

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   100% TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                                                         VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $4,050,451,653)*                                  94.06%                                                     $  4,050,451,653

OTHER ASSETS AND LIABILITIES, NET                        5.94                                                           255,941,926
                                                       ------                                                      ----------------

TOTAL NET ASSETS                                       100.00%                                                     $  4,306,393,579
                                                       ======                                                      ================

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                         STATEMENTS OF ASSETS AND LIABILITIES--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

                                                                        CALIFORNIA TAX-FREE          GOVERNMENT           MINNESOTA
                                                                          MONEY MARKET FUND   MONEY MARKET FUND   MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
     IN SECURITIES, AT MARKET VALUE ..............................           $3,570,935,582     $ 4,927,048,632        $117,412,276
     REPURCHASE AGREEMENTS .......................................                        0      12,869,483,000                   0
                                                                             -------------------------------------------------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ...............            3,570,935,582      17,796,531,632         117,412,276
                                                                             -------------------------------------------------------
     CASH ........................................................                  200,931              50,603              58,005
     RECEIVABLE FOR FUND SHARES ISSUED ...........................                   15,000               6,407                   0
     RECEIVABLE FOR INVESTMENTS SOLD .............................               14,931,814                   0           2,000,962
     RECEIVABLES FOR DIVIDENDS AND INTEREST ......................               18,125,797          29,276,751             707,093
                                                                             -------------------------------------------------------
TOTAL ASSETS .....................................................            3,604,209,124      17,825,865,393         120,178,336
                                                                             -------------------------------------------------------
LIABILITIES
     PAYABLE FOR INVESTMENTS PURCHASED............................               36,905,511         310,521,074           2,001,027
     DIVIDENDS PAYABLE ...........................................                  986,230          40,169,732              11,922
     PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .......                  946,213           3,229,133              47,974
     PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT .....                  662,535           1,720,100              25,161
     ACCRUED EXPENSES AND OTHER LIABILITIES ......................                   60,005             205,881              81,346
                                                                             -------------------------------------------------------
TOTAL LIABILITIES ................................................               39,560,494         355,845,920           2,167,430
                                                                             -------------------------------------------------------
TOTAL NET ASSETS .................................................           $3,564,648,630     $17,470,019,473        $118,010,906
                                                                             =======================================================
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
     PAID-IN CAPITAL .............................................           $3,564,564,112     $17,469,988,454        $118,027,984
     UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..................                   (1,039)             31,019                   1
     UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS .......                   85,557                   0             (17,079)
                                                                             -------------------------------------------------------
TOTAL NET ASSETS .................................................           $3,564,648,630     $17,470,019,473        $118,010,906
                                                                             -------------------------------------------------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
------------------------------------------------------------------------------------------------------------------------------------
     NET ASSETS - CLASS A ........................................           $3,064,444,503     $ 2,866,700,473        $118,010,906
     SHARES OUTSTANDING - CLASS A ................................            3,064,356,406       2,866,701,274         118,027,758
     NET ASSET VALUE PER SHARE - CLASS A .........................           $         1.00     $          1.00        $       1.00
     NET ASSETS - CLASS B ........................................                      N/A                 N/A                 N/A
     SHARES OUTSTANDING - CLASS B ................................                      N/A                 N/A                 N/A
     NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ......                      N/A                 N/A                 N/A
     NET ASSETS - ADMINISTRATOR CLASS ............................                      N/A     $ 1,179,767,977                 N/A
     SHARES OUTSTANDING - ADMINISTRATOR CLASS ....................                      N/A       1,179,769,608                 N/A
     NET ASSET VALUE AND OFFERING PRICE PER SHARE -
       ADMINISTRATOR CLASS .......................................                      N/A     $          1.00                 N/A
     NET ASSETS - INSTITUTIONAL CLASS ............................                      N/A     $ 7,766,684,069                 N/A
     SHARES OUTSTANDING - INSTITUTIONAL CLASS ....................                      N/A       7,766,685,111                 N/A
     NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL
       CLASS .....................................................                      N/A     $          1.00                 N/A
     NET ASSETS - INVESTOR CLASS .................................                      N/A                 N/A                 N/A
     SHARES OUTSTANDING - INVESTOR CLASS .........................                      N/A                 N/A                 N/A
     NET ASSET VALUE AND OFFERING PRICE PER SHARE -
       INVESTOR CLASS ............................................                      N/A                 N/A                 N/A
     NET ASSETS - SERVICE CLASS ..................................           $  500,204,127     $ 5,656,866,954                 N/A
     SHARES OUTSTANDING - SERVICE CLASS ..........................              500,155,161       5,656,871,936                 N/A
     NET ASSET VALUE AND OFFERING PRICE PER SHARE -
       SERVICE CLASS .............................................           $         1.00     $          1.00                 N/A
                                                                             -------------------------------------------------------
INVESTMENTS AT COST ..............................................           $3,570,935,582     $17,796,531,632        $117,412,276
                                                                             =======================================================

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES--FEBRUARY 28, 2007

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                                                      MUNICIPAL   NATIONAL TAX-FREE
                                                                          MONEY MARKET FUND   MONEY MARKET FUND   MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
     IN SECURITIES, AT MARKET VALUE ..............................          $ 9,252,198,273        $433,238,281      $4,169,631,652
     REPURCHASE AGREEMENTS .......................................            1,383,679,000                   0                   0
                                                                            --------------------------------------------------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ...............           10,635,877,273         433,238,281       4,169,631,652
                                                                            --------------------------------------------------------
     CASH ........................................................                   50,834              63,765             271,987
     RECEIVABLE FOR FUND SHARES ISSUED ...........................                  158,931                   0                   0
     RECEIVABLE FOR INVESTMENTS SOLD .............................                        0          12,273,501          20,019,368
     RECEIVABLES FOR DIVIDENDS AND INTEREST ......................               19,092,940           2,012,238          20,962,305
                                                                            --------------------------------------------------------
TOTAL ASSETS .....................................................           10,655,179,978         447,587,785       4,210,885,312
                                                                            --------------------------------------------------------
LIABILITIES
     PAYABLE FOR INVESTMENTS PURCHASED............................               20,824,773           8,104,161          48,000,962
     DIVIDENDS PAYABLE ...........................................                  730,320              39,241           4,098,661
     PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .......                4,714,579             172,790             883,184
     PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT .....                2,017,136              83,673             524,583
     ACCRUED EXPENSES AND OTHER LIABILITIES ......................                  599,747              75,495             107,523
                                                                            --------------------------------------------------------
TOTAL LIABILITIES ................................................               28,886,555           8,475,360          53,614,913
                                                                            --------------------------------------------------------
TOTAL NET ASSETS .................................................          $10,626,293,423        $439,112,425      $4,157,270,399
                                                                            ========================================================
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
     PAID-IN CAPITAL .............................................          $10,626,556,740        $439,162,795      $4,157,295,814
     UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..................                       (1)             (1,264)                  0
     UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS .......                 (263,316)            (49,106)            (25,415)
                                                                            --------------------------------------------------------
TOTAL NET ASSETS .................................................          $10,626,293,423        $439,112,425      $4,157,270,399
                                                                            --------------------------------------------------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
------------------------------------------------------------------------------------------------------------------------------------
     NET ASSETS - CLASS A ........................................          $ 8,430,921,605                 N/A      $1,164,800,733
     SHARES OUTSTANDING - CLASS A ................................            8,430,552,496                 N/A       1,164,795,104
     NET ASSET VALUE PER SHARE - CLASS A .........................          $          1.00                 N/A      $         1.00
     NET ASSETS - CLASS B ........................................          $ 1,431,103,440                 N/A                 N/A
     SHARES OUTSTANDING - CLASS B ................................            1,431,063,079                 N/A                 N/A
     NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ......          $          1.00                 N/A                 N/A
     NET ASSETS - ADMINISTRATOR CLASS ............................                      N/A                 N/A      $  541,840,371
     SHARES OUTSTANDING - ADMINISTRATOR CLASS ....................                      N/A                 N/A         541,805,561
     NET ASSET VALUE AND OFFERING PRICE PER SHARE -
       ADMINISTRATOR CLASS .......................................                      N/A                 N/A      $         1.00
     NET ASSETS - INSTITUTIONAL CLASS ............................                      N/A                 N/A      $1,146,901,693
     SHARES OUTSTANDING - INSTITUTIONAL CLASS ....................                      N/A                 N/A       1,146,966,472
     NET ASSET VALUE AND OFFERING PRICE PER SHARE - ..............
       INSTITUTIONAL CLASS .......................................                      N/A                 N/A      $         1.00
     NET ASSETS - INVESTOR CLASS .................................          $   764,268,378        $439,112,425                 N/A
     SHARES OUTSTANDING - INVESTOR CLASS .........................              764,262,457         439,162,788                 N/A
     NET ASSET VALUE AND OFFERING PRICE PER SHARE - INVESTOR
       CLASS .....................................................          $          1.00        $       1.00                 N/A
     NET ASSETS - SERVICE CLASS ..................................                      N/A                 N/A      $1,303,727,602
     SHARES OUTSTANDING - SERVICE CLASS ..........................                      N/A                 N/A       1,303,547,980
     NET ASSET VALUE AND OFFERING PRICE PER SHARE - SERVICE
       CLASS .....................................................                      N/A                 N/A      $         1.00
                                                                            --------------------------------------------------------
INVESTMENTS AT COST ..............................................          $10,635,877,273        $433,238,281      $4,169,631,652
                                                                            ========================================================

                                                                            TREASURY PLUS       100% TREASURY
                                                                        MONEY MARKET FUND   MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
     IN SECURITIES, AT MARKET VALUE ..............................         $  371,761,042      $4,050,451,653
     REPURCHASE AGREEMENTS .......................................          5,642,812,000                   0
                                                                           -----------------------------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ...............          6,014,573,042       4,050,451,653
                                                                           -----------------------------------
     CASH ........................................................                 50,749              50,762
     RECEIVABLE FOR FUND SHARES ISSUED ...........................                218,229             317,293
     RECEIVABLE FOR INVESTMENTS SOLD .............................                      0         446,418,682
     RECEIVABLES FOR DIVIDENDS AND INTEREST ......................                977,210                   2
                                                                           -----------------------------------
TOTAL ASSETS .....................................................          6,015,819,230       4,497,238,392
                                                                           -----------------------------------
LIABILITIES
     PAYABLE FOR INVESTMENTS PURCHASED. ..........................                      0         176,722,357
     DIVIDENDS PAYABLE ...........................................             15,970,861          12,412,791
     PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .......              1,393,401             758,071
     PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT .....                831,618             785,864
     ACCRUED EXPENSES AND OTHER LIABILITIES ......................                 56,445             165,730
                                                                           -----------------------------------
TOTAL LIABILITIES ................................................             18,252,325         190,844,813
                                                                           -----------------------------------
TOTAL NET ASSETS .................................................         $5,997,566,905      $4,306,393,579
                                                                           ===================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------------------------------------
     PAID-IN CAPITAL .............................................         $5,997,684,280      $4,306,213,107
     UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..................                    644             191,897
     UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS .......               (118,019)            (11,425)
                                                                           -----------------------------------
TOTAL NET ASSETS .................................................         $5,997,566,905      $4,306,393,579
                                                                           -----------------------------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
--------------------------------------------------------------------------------------------------------------
     NET ASSETS - CLASS A ........................................         $2,891,707,727      $  256,429,808
     SHARES OUTSTANDING - CLASS A ................................          2,891,814,345         256,386,411
     NET ASSET VALUE PER SHARE - CLASS A .........................         $         1.00      $         1.00
     NET ASSETS - CLASS B ........................................                    N/A                 N/A
     SHARES OUTSTANDING - CLASS B ................................                    N/A                 N/A
     NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ......                    N/A                 N/A
     NET ASSETS - ADMINISTRATOR CLASS ............................                    N/A                 N/A
     SHARES OUTSTANDING - ADMINISTRATOR CLASS ....................                    N/A                 N/A
     NET ASSET VALUE AND OFFERING PRICE PER SHARE -
       ADMINISTRATOR CLASS .......................................                    N/A                 N/A
     NET ASSETS - INSTITUTIONAL CLASS ............................         $1,822,046,405                 N/A
     SHARES OUTSTANDING - INSTITUTIONAL CLASS ....................          1,822,237,712                 N/A
     NET ASSET VALUE AND OFFERING PRICE PER SHARE - ..............
       INSTITUTIONAL CLASS .......................................         $         1.00                 N/A
     NET ASSETS - INVESTOR CLASS .................................                    N/A                 N/A
     SHARES OUTSTANDING - INVESTOR CLASS .........................                    N/A                 N/A
     NET ASSET VALUE AND OFFERING PRICE PER SHARE - INVESTOR
       CLASS .....................................................                    N/A                 N/A
     NET ASSETS - SERVICE CLASS ..................................         $1,283,812,773      $4,049,963,771
     SHARES OUTSTANDING - SERVICE CLASS ..........................          1,283,848,318       4,049,831,603
     NET ASSET VALUE AND OFFERING PRICE PER SHARE - SERVICE
       CLASS .....................................................         $         1.00      $         1.00
                                                                           -----------------------------------
INVESTMENTS AT COST ..............................................         $6,014,573,042      $4,050,451,653
                                                                           ===================================

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                  STATEMENTS OF OPERATIONS--FOR THE YEAR ENDED FEBRUARY 28, 2007
--------------------------------------------------------------------------------

                                                                        CALIFORNIA TAX-FREE          GOVERNMENT           MINNESOTA
                                                                          MONEY MARKET FUND   MONEY MARKET FUND   MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INTEREST .........................................................   $       104,809,670   $     771,320,893   $       3,933,426
                                                                        ------------------------------------------------------------
TOTAL INVESTMENT INCOME .............................................           104,809,670         771,320,893           3,933,426
                                                                        ------------------------------------------------------------

EXPENSES
   ADVISORY FEES ....................................................             8,573,333          14,880,908             334,497
   ADMINISTRATION FEES
      FUND LEVEL ....................................................             1,513,333           5,964,272              55,750
      CLASS A .......................................................             5,756,550           4,331,041             245,298
      CLASS B .......................................................                   N/A                 N/A                 N/A
      ADMINISTRATOR CLASS ...........................................                   N/A           1,141,753                 N/A
      INSTITUTIONAL CLASS ...........................................                   N/A           5,092,425                 N/A
      INVESTOR CLASS ................................................                   N/A                 N/A                 N/A
      SERVICE CLASS ................................................               492,063           6,485,961                  N/A
   CUSTODY FEES .....................................................               605,333           2,976,182              22,300
   SHAREHOLDER SERVICING FEES .......................................             7,566,666          19,575,810             278,748
   ACCOUNTING FEES ..................................................               162,252             765,402              25,239
   DISTRIBUTION FEES (NOTE 3)
      CLASS B .......................................................                   N/A                 N/A                 N/A
   PROFESSIONAL FEES ................................................                43,459             197,105              17,799
   REGISTRATION FEES ................................................                13,412             174,359               1,622
   SHAREHOLDER REPORTS ..............................................                87,010             722,798               8,819
   TRUSTEES' FEES ...................................................                 8,599               8,599               8,599
   OTHER FEES AND EXPENSES ..........................................                42,695             261,979               3,584
                                                                        ------------------------------------------------------------
TOTAL EXPENSES ......................................................            24,864,705          62,578,594           1,002,255
                                                                        ------------------------------------------------------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .....................            (6,010,162)         (6,203,447)           (110,261)
   NET EXPENSES .....................................................            18,854,543          56,375,147             891,994
                                                                        ------------------------------------------------------------
NET INVESTMENT INCOME (LOSS) ........................................            85,955,127         714,945,746           3,041,432
                                                                        ------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ...........................               278,371                   0              (1,728)
                                                                        ------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....   $        86,233,498   $     714,945,746   $       3,039,704
                                                                        ============================================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS--FOR THE YEAR ENDED FEBRUARY 28, 2007

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                                                      MUNICIPAL   NATIONAL TAX-FREE
                                                                          MONEY MARKET FUND   MONEY MARKET FUND   MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INTEREST ...........................................................   $     490,396,567   $      17,249,777   $     135,023,530
                                                                          ----------------------------------------------------------
TOTAL INVESTMENT INCOME ...............................................         490,396,567          17,249,777         135,023,530
                                                                          ----------------------------------------------------------

EXPENSES
   ADVISORY FEES ......................................................          25,005,585           1,431,627           3,814,030
   ADMINISTRATION FEES
      FUND LEVEL ......................................................           4,253,716             238,605           1,907,015
      CLASS A .........................................................          16,080,252                 N/A           2,319,851
      CLASS B .........................................................           2,999,314                 N/A                 N/A
      ADMINISTRATOR CLASS .............................................                 N/A                 N/A             534,762
      INSTITUTIONAL CLASS .............................................                 N/A                 N/A             840,406
      INVESTOR CLASS ..................................................           2,845,845           1,861,116                 N/A
      SERVICE CLASS ...................................................                 N/A                 N/A           1,409,139
   CUSTODY FEES .......................................................           1,880,447              95,442             762,806
   SHAREHOLDER SERVICING FEES .........................................          23,505,586           1,193,023           6,106,662
   ACCOUNTING FEES ....................................................             467,904              55,184             205,258
   DISTRIBUTION FEES (NOTE 3)
      CLASS B .........................................................          10,224,935                 N/A                 N/A
   PROFESSIONAL FEES ..................................................             128,337              22,337              42,652
   REGISTRATION FEES ..................................................              75,025              22,582             140,207
   SHAREHOLDER REPORTS ................................................           1,093,632              45,627             109,132
   TRUSTEES' FEES .....................................................               8,599               8,599               8,599
   OTHER FEES AND EXPENSES ............................................             206,632               9,125              55,676
                                                                          ----------------------------------------------------------
TOTAL EXPENSES ........................................................          88,775,809           4,983,267          18,256,195
                                                                          ----------------------------------------------------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .......................          (7,895,274)         (1,927,419)         (2,416,936)
   NET EXPENSES .......................................................          80,880,535           3,055,848          15,839,259
                                                                          ----------------------------------------------------------
NET INVESTMENT INCOME (LOSS) ..........................................         409,516,032          14,193,929         119,184,271
                                                                          ----------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .............................              18,790              (3,627)             23,410
                                                                          ----------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......   $     409,534,822   $      14,190,302   $     119,207,681
                                                                          ==========================================================

                                                                                                  TREASURY PLUS       100% TREASURY
                                                                                              MONEY MARKET FUND   MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INTEREST ...............................................................................   $     286,307,140   $     193,959,787
                                                                                              --------------------------------------
TOTAL INVESTMENT INCOME ...................................................................         286,307,140         193,959,787
                                                                                              --------------------------------------

EXPENSES
   ADVISORY FEES ..........................................................................           5,596,630          11,231,859
   ADMINISTRATION FEES
      FUND LEVEL ..........................................................................           2,736,907           1,996,702
      CLASS A .............................................................................           6,308,373             511,520
      CLASS B .............................................................................                 N/A                 N/A
      ADMINISTRATOR CLASS .................................................................                 N/A                 N/A
      INSTITUTIONAL CLASS .................................................................           1,218,720                 N/A
      INVESTOR CLASS ......................................................................                 N/A                 N/A
      SERVICE CLASS .......................................................................           1,446,945           4,513,072
   CUSTODY FEES ...........................................................................           1,119,326             798,681
   SHAREHOLDER SERVICING FEES .............................................................          10,183,075           9,983,508
   ACCOUNTING FEES ........................................................................             310,040             260,688
   DISTRIBUTION FEES (NOTE 3)
      CLASS B .............................................................................                 N/A                 N/A
   PROFESSIONAL FEES ......................................................................              72,244              59,783
   REGISTRATION FEES ......................................................................              57,752              41,399
   SHAREHOLDER REPORTS ....................................................................             172,767             286,985
   TRUSTEES' FEES .........................................................................               8,599               8,599
   OTHER FEES AND EXPENSES ................................................................             114,423             117,016
                                                                                              --------------------------------------
TOTAL EXPENSES ............................................................................          29,345,801          29,809,812
                                                                                              --------------------------------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ...........................................          (1,656,782)         (9,494,032)
   NET EXPENSES ...........................................................................          27,689,019          20,315,780
                                                                                              --------------------------------------
NET INVESTMENT INCOME (LOSS) ..............................................................         258,618,121         173,644,007
                                                                                              --------------------------------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .................................................              17,306             249,638
                                                                                              --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...........................   $     258,635,427   $     173,893,645
                                                                                              ======================================

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                              CALIFORNIA TAX-FREE
                                                                                               MONEY MARKET FUND
                                                                            --------------------------------------------------------
                                                                                      FOR THE             FOR THE           FOR THE
                                                                                   YEAR ENDED        PERIOD ENDED        YEAR ENDED
                                                                            FEBRUARY 28, 2007   FEBRUARY 28, 2006    MARCH 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ................................................    $   2,968,478,627   $   2,779,262,878   $ 2,630,173,391

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ........................................           85,955,127          50,734,384        20,705,802
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .............................              278,371              33,017            43,043
                                                                            --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ........           86,233,498          50,767,401        20,748,845
                                                                            --------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ..........................................................          (73,672,973)        (42,610,256)      (17,377,220)
      ADMINISTRATOR CLASS ..............................................                  N/A                 N/A               N/A
      INSTITUTIONAL CLASS ..............................................                  N/A                 N/A               N/A
      SERVICE CLASS ....................................................          (12,294,228)         (8,124,129)       (3,328,633)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ..........................................................              (99,645)                  0          (193,610)
      ADMINISTRATOR CLASS ..............................................                  N/A                 N/A               N/A
      INSTITUTIONAL CLASS ..............................................                  N/A                 N/A               N/A
      SERVICE CLASS ....................................................              (16,497)                  0           (37,086)
                                                                            --------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ....................................          (86,083,343)        (50,734,385)      (20,936,549)
                                                                            --------------------------------------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .................................        4,534,176,857       3,446,505,417     3,507,961,907
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .............................           67,736,818          39,058,022        15,629,406
   COST OF SHARES REDEEMED - CLASS A ...................................       (4,089,997,095)     (3,356,332,374)   (3,363,212,712)
                                                                            --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS -CLASS A ...............................................          511,916,580         129,231,065       160,378,601
                                                                            --------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS .....................                  N/A                 N/A               N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS .................                  N/A                 N/A               N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS .......................                  N/A                 N/A               N/A
                                                                            --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADMINISTRATOR CLASS ..................................                  N/A                 N/A               N/A
                                                                            --------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .....................                  N/A                 N/A               N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .................                  N/A                 N/A               N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .......................                  N/A                 N/A               N/A
                                                                            --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS ..................................                  N/A                 N/A               N/A
                                                                            --------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS ...........................        1,258,855,534       1,055,035,051       899,858,046
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS .......................            8,607,569           5,609,147         2,327,260
   COST OF SHARES REDEEMED - SERVICE CLASS .............................       (1,183,359,835)     (1,000,692,530)     (913,286,716)
                                                                            --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - SERVICE CLASS ........................................           84,103,268          59,951,668       (11,101,410)
                                                                            --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - TOTAL ................................................          596,019,848         189,182,733       149,277,191
                                                                            ========================================================
NET INCREASE (DECREASE) IN NET ASSETS ..................................          596,170,003         189,215,749       149,089,487
                                                                            ========================================================
ENDING NET ASSETS ......................................................    $   3,564,648,630   $   2,968,478,627   $ 2,779,262,878
                                                                            ========================================================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS     WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                                                  GOVERNMENT
                                                                                               MONEY MARKET FUND
                                                                            --------------------------------------------------------
                                                                                      FOR THE             FOR THE           FOR THE
                                                                                   YEAR ENDED        PERIOD ENDED        YEAR ENDED
                                                                            FEBRUARY 28, 2007   FEBRUARY 28, 2006    MARCH 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ................................................    $  11,959,678,588   $  10,359,039,186   $ 6,765,162,199

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ........................................          714,945,746         335,710,051       133,906,897
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .............................                    0              24,124            12,629
                                                                            --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ........          714,945,746         335,734,175       133,919,526
                                                                            --------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ..........................................................          (89,894,504)        (24,477,525)       (5,344,390)
      ADMINISTRATOR CLASS ..............................................          (55,078,969)        (24,236,661)       (7,359,497)
      INSTITUTIONAL CLASS ..............................................         (318,193,725)       (135,639,181)      (53,296,190)
      SERVICE CLASS ....................................................         (251,802,670)       (151,356,685)      (67,906,820)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ..........................................................                    0                   0              (753)
      ADMINISTRATOR CLASS ..............................................                    0                   0            (1,037)
      INSTITUTIONAL CLASS ..............................................                    0                   0            (7,510)
      SERVICE CLASS ....................................................                    0                   0            (9,568)
                                                                            --------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ....................................         (714,969,868)       (335,710,052)     (133,925,765)
                                                                            --------------------------------------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .................................        2,649,631,520       1,423,421,663       665,433,163
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .............................           89,633,507          24,283,852         5,244,228
   COST OF SHARES REDEEMED - CLASS A ...................................       (1,096,771,868)       (790,328,776)     (469,014,824)
                                                                            --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS -CLASS A ...............................................        1,642,493,159         657,376,739       201,662,567
                                                                            --------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS .....................        8,691,109,812       6,255,886,099     6,726,797,286
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS .................           39,414,503          19,662,362         3,947,147
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS .......................       (8,426,988,500)     (5,996,055,439)   (6,294,511,632)
                                                                            --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADMINISTRATOR CLASS ..................................          303,535,815         279,493,022       436,232,801
                                                                            --------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .....................       44,078,787,295      34,712,207,816    35,402,384,904
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .................          101,125,444          48,029,552        14,119,050
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .......................      (40,921,972,860)    (34,216,354,098)  (32,923,357,239)
                                                                            --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS ..................................        3,257,939,879         543,883,270     2,493,146,715
                                                                            --------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS ...........................       41,428,044,607      38,013,954,253    37,225,402,698
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS .......................           28,448,345          16,985,185         9,082,897
   COST OF SHARES REDEEMED - SERVICE CLASS .............................      (41,150,096,798)    (37,911,077,190)  (36,771,644,452)
                                                                            --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - SERVICE CLASS ........................................          306,396,154         119,862,248       462,841,143
                                                                            --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - TOTAL ................................................        5,510,365,007       1,600,615,279     3,593,883,226
                                                                            ========================================================
NET INCREASE (DECREASE) IN NET ASSETS ..................................        5,510,340,885       1,600,639,402     3,593,876,987
                                                                            ========================================================
ENDING NET ASSETS ......................................................    $  17,470,019,473   $  11,959,678,588   $10,359,039,186
                                                                            ========================================================

                                                                                                   MINNESOTA
                                                                                               MONEY MARKET FUND
                                                                            --------------------------------------------------------
                                                                                      FOR THE             FOR THE           FOR THE
                                                                                   YEAR ENDED        PERIOD ENDED        YEAR ENDED
                                                                            FEBRUARY 28, 2007   FEBRUARY 28, 2006    MARCH 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ................................................    $     138,916,713   $     119,147,691   $   117,236,798

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ........................................            3,041,432           2,352,644           690,332
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .............................               (1,728)                 (9)          (15,025)
                                                                            --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ........            3,039,704           2,352,635           675,307
                                                                            --------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ..........................................................           (3,041,749)         (2,352,643)         (690,333)
      ADMINISTRATOR CLASS ..............................................                  N/A                 N/A               N/A
      INSTITUTIONAL CLASS ..............................................                  N/A                 N/A               N/A
      SERVICE CLASS ....................................................                  N/A                 N/A               N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ..........................................................                    0                   0           (36,088)
      ADMINISTRATOR CLASS ..............................................                  N/A                 N/A               N/A
      INSTITUTIONAL CLASS ..............................................                  N/A                 N/A               N/A
      SERVICE CLASS ....................................................                  N/A                 N/A               N/A
                                                                            --------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ....................................           (3,041,749)         (2,352,643)         (726,421)
                                                                            --------------------------------------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .................................          343,969,419         303,479,664       203,357,237
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .............................            2,940,319           2,312,966           717,909
   COST OF SHARES REDEEMED - CLASS A ...................................         (367,813,500)       (286,023,600)     (202,113,139)
                                                                            --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A ..............................................          (20,903,762)         19,769,030         1,962,007
                                                                            --------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS .....................                  N/A                 N/A               N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS .................                  N/A                 N/A               N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS .......................                  N/A                 N/A               N/A
                                                                            --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADMINISTRATOR CLASS ..................................                  N/A                 N/A               N/A
                                                                            --------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .....................                  N/A                 N/A               N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .................                  N/A                 N/A               N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .......................                  N/A                 N/A               N/A
                                                                            --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS ..................................                  N/A                 N/A               N/A
                                                                            --------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS ...........................                  N/A                 N/A               N/A
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS .......................                  N/A                 N/A               N/A
   COST OF SHARES REDEEMED - SERVICE CLASS .............................                  N/A                 N/A               N/A
                                                                            --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - SERVICE CLASS ........................................                  N/A                 N/A               N/A
                                                                            --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - TOTAL ................................................          (20,903,762)         19,769,030         1,962,007
                                                                            ========================================================
NET INCREASE (DECREASE) IN NET ASSETS ..................................          (20,905,807)         19,769,022         1,910,893
                                                                            ========================================================
ENDING NET ASSETS ......................................................    $     118,010,906   $     138,916,713   $   119,147,691
                                                                            ========================================================

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS     STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                            CALIFORNIA TAX-FREE
                                                                                             MONEY MARKET FUND
                                                                          --------------------------------------------------------
                                                                                    FOR THE             FOR THE           FOR THE
                                                                                 YEAR ENDED        PERIOD ENDED        YEAR ENDED
                                                                          FEBRUARY 28, 2007   FEBRUARY 28, 2006    MARCH 31, 2005
----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ..............................................       4,534,176,857       3,446,505,417     3,507,961,907
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ...........          67,736,818          39,058,022        15,629,406
   SHARES REDEEMED - CLASS A ..........................................      (4,089,997,095)     (3,356,332,374)   (3,363,212,712)
                                                                          --------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ...............         511,916,580         129,231,065       160,378,601
                                                                          --------------------------------------------------------
   SHARES SOLD - ADMINISTRATOR CLASS ..................................                 N/A                 N/A               N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR
      CLASS ...........................................................                 N/A                 N/A               N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS ..............................                 N/A                 N/A               N/A
                                                                          --------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ...                 N/A                 N/A               N/A
                                                                          --------------------------------------------------------
   SHARES SOLD - INSTITUTIONAL CLASS ..................................                 N/A                 N/A               N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL
      CLASS ...........................................................                 N/A                 N/A               N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS ..............................                 N/A                 N/A               N/A
                                                                          --------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ...                 N/A                 N/A               N/A
                                                                          --------------------------------------------------------
   SHARES SOLD - SERVICE CLASS ........................................       1,258,855,534       1,055,035,049       899,858,046
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS .....           8,607,570           5,609,147         2,327,260
   SHARES REDEEMED - SERVICE CLASS ....................................      (1,183,359,835)     (1,000,692,530)     (913,286,716)
                                                                          --------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS .........          84,103,269          59,951,666       (11,101,410)
                                                                          --------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
   CAPITAL SHARE TRANSACTIONS .........................................         596,019,849         189,182,731       149,277,191
                                                                          ========================================================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..........   $          (1,039)  $          11,035   $        (1,037)
                                                                          ========================================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS     WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                                                 GOVERNMENT
                                                                                             MONEY MARKET FUND
                                                                          ---------------------------------------------------------
                                                                                    FOR THE             FOR THE            FOR THE
                                                                                 YEAR ENDED        PERIOD ENDED         YEAR ENDED
                                                                          FEBRUARY 28, 2007   FEBRUARY 28, 2006     MARCH 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ..............................................       2,649,631,519       1,423,421,663        665,433,163
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ...........          89,633,507          24,283,852          5,244,228
   SHARES REDEEMED - CLASS A ..........................................      (1,096,771,868)       (790,328,776)      (469,014,824)
                                                                          ---------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ...............       1,642,493,158         657,376,739        201,662,567
                                                                          ---------------------------------------------------------
   SHARES SOLD - ADMINISTRATOR CLASS ..................................       8,691,109,813       6,255,886,099      6,726,797,286
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR
      CLASS ...........................................................          39,414,503          19,662,362          3,947,147
   SHARES REDEEMED - ADMINISTRATOR CLASS ..............................      (8,426,988,500)     (5,996,055,439)    (6,294,511,632)
                                                                          ---------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ...         303,535,816         279,493,022        436,232,801
                                                                          ---------------------------------------------------------
   SHARES SOLD - INSTITUTIONAL CLASS ..................................      44,078,787,295      34,712,207,816     35,402,384,904
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL
      CLASS ...........................................................         101,125,444          48,029,552         14,119,050
   SHARES REDEEMED - INSTITUTIONAL CLASS ..............................     (40,921,972,859)    (34,216,354,098)   (32,923,357,239)
                                                                          ---------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ...       3,257,939,880         543,883,270      2,493,146,715
                                                                          ---------------------------------------------------------
   SHARES SOLD - SERVICE CLASS ........................................      41,428,044,608      38,013,954,252     37,225,402,698
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS .....          28,448,345          16,985,185          9,082,897
   SHARES REDEEMED - SERVICE CLASS ....................................     (41,150,096,798)    (37,911,077,190)   (36,771,644,452)
                                                                          ---------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS .........         306,396,155         119,862,247        462,841,143
                                                                          ---------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
   CAPITAL SHARE TRANSACTIONS .........................................       5,510,365,009       1,600,615,278      3,593,883,226
                                                                          =========================================================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..........   $          31,019   $          55,141   $         31,018
                                                                          =========================================================

                                                                                                  MINNESOTA
                                                                                              MONEY MARKET FUND
                                                                          --------------------------------------------------------
                                                                                    FOR THE             FOR THE           FOR THE
                                                                                 YEAR ENDED        PERIOD ENDED        YEAR ENDED
                                                                          FEBRUARY 28, 2007   FEBRUARY 28, 2006    MARCH 31, 2005
----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ..............................................         343,969,418         303,479,665       203,357,235
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ...........           2,940,319           2,312,966           717,909
   SHARES REDEEMED - CLASS A ..........................................        (367,813,500)       (286,023,599)     (202,113,139)
                                                                          --------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ...............         (20,903,763)         19,769,032         1,962,005
                                                                          --------------------------------------------------------
   SHARES SOLD - ADMINISTRATOR CLASS ..................................                 N/A                 N/A               N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR
      CLASS ...........................................................                 N/A                 N/A               N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS ..............................                 N/A                 N/A               N/A
                                                                          --------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ...                 N/A                 N/A               N/A
                                                                          --------------------------------------------------------
   SHARES SOLD - INSTITUTIONAL CLASS ..................................                 N/A                 N/A               N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL
      CLASS ...........................................................                 N/A                 N/A               N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS ..............................                 N/A                 N/A               N/A
                                                                          --------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ...                 N/A                 N/A               N/A
                                                                          --------------------------------------------------------
   SHARES SOLD - SERVICE CLASS ........................................                 N/A                 N/A               N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS .....                 N/A                 N/A               N/A
   SHARES REDEEMED - SERVICE CLASS ....................................                 N/A                 N/A               N/A
                                                                          --------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS .........                 N/A                 N/A               N/A
                                                                          --------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
   CAPITAL SHARE TRANSACTIONS .........................................         (20,903,763)         19,769,032         1,962,005
                                                                          ========================================================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..........   $               1   $             318   $             0
                                                                          ========================================================

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS     STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                             MONEY MARKET FUND
                                                                          --------------------------------------------------------
                                                                                    FOR THE             FOR THE           FOR THE
                                                                                 YEAR ENDED        PERIOD ENDED        YEAR ENDED
                                                                          FEBRUARY 28, 2007   FEBRUARY 28, 2006    MARCH 31, 2005
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...............................................   $   8,545,432,498   $   6,562,374,104   $ 7,285,971,813
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .......................................         409,516,032         203,644,821        61,267,134
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ............................              18,790              23,194          (232,379)
                                                                          --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......         409,534,822         203,668,015        61,034,755
                                                                          --------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A .........................................................        (325,783,126)       (158,140,686)      (55,348,767)
      CLASS B .........................................................         (50,515,841)        (25,795,692)       (5,918,369)
      ADMINISTRATOR CLASS .............................................                 N/A                 N/A               N/A
      INSTITUTIONAL CLASS .............................................                 N/A                 N/A               N/A
      INVESTOR CLASS ..................................................         (33,272,911)        (19,708,443)              N/A
      SERVICE CLASS ...................................................                 N/A                 N/A               N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A .........................................................                   0                   0            (4,045)
      CLASS B .........................................................                   0                   0              (433)
      ADMINISTRATOR CLASS .............................................                 N/A                 N/A               N/A
      INSTITUTIONAL CLASS .............................................                 N/A                 N/A               N/A
      INVESTOR CLASS ..................................................                   0                   0               N/A
      SERVICE CLASS ...................................................                 N/A                 N/A               N/A
                                                                          --------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...................................        (409,571,878)       (203,644,821)      (61,271,614)
                                                                          --------------------------------------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ................................       7,166,552,476       6,475,521,273     6,208,728,777
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ............................         318,507,034         153,346,906        52,730,502
   COST OF SHARES REDEEMED - CLASS A ..................................      (5,634,788,324)     (5,316,894,090)   (6,687,490,639)
                                                                          --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A .............................................       1,850,271,186       1,311,974,089      (426,031,360)
                                                                          --------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS B ................................       3,404,674,991       2,546,941,312     1,900,115,821
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ............................          50,458,844          25,765,793         5,909,213
   COST OF SHARES REDEEMED - CLASS B ..................................      (3,288,498,352)     (2,601,917,657)   (2,203,354,524)
                                                                          --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS B .............................................         166,635,483         (29,210,552)     (297,329,490)
                                                                          --------------------------------------------------------
PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS .......................                 N/A                 N/A               N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ................                 N/A                 N/A               N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ......................                 N/A                 N/A               N/A
                                                                          --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADMINISTRATOR CLASS .................................                 N/A                 N/A               N/A
                                                                          --------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ....................                 N/A                 N/A               N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ................                 N/A                 N/A               N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ......................                 N/A                 N/A               N/A
                                                                          --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS .................................                 N/A                 N/A               N/A
                                                                          --------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS .........................         569,125,552       2,304,215,648               N/A
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS .....................          32,367,136          19,019,788               N/A
   COST OF SHARES REDEEMED - INVESTOR CLASS ...........................        (537,501,376)     (1,622,963,773)              N/A
                                                                          --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INVESTOR CLASS ......................................          63,991,312         700,271,663               N/A
                                                                          --------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS ..........................                 N/A                 N/A               N/A
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ......................                 N/A                 N/A               N/A
   COST OF SHARES REDEEMED - SERVICE CLASS ............................                 N/A                 N/A               N/A
                                                                          --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - SERVICE CLASS .......................................                 N/A                 N/A               N/A
                                                                          --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS .......................................................       2,080,897,981       1,983,035,200      (723,360,850)
                                                                          ========================================================
NET INCREASE (DECREASE) IN NET ASSETS .................................       2,080,860,925       1,983,058,394      (723,597,709)
                                                                          ========================================================
ENDING NET ASSETS .....................................................   $  10,626,293,423   $   8,545,432,498   $ 6,562,374,104
                                                                          ========================================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS     WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                                                 MUNICIPAL
                                                                                             MONEY MARKET FUND
                                                                          ---------------------------------------------------------
                                                                                    FOR THE             FOR THE            FOR THE
                                                                                 YEAR ENDED        PERIOD ENDED         YEAR ENDED
                                                                          FEBRUARY 28, 2007   FEBRUARY 28, 2006   OCTOBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...............................................   $     539,844,209   $     597,924,498   $    875,447,446
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .......................................          14,193,929           4,594,418         11,849,922
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ............................              (3,627)             (1,917)           (43,320)
                                                                          ---------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......          14,190,302           4,592,501         11,806,602
                                                                          ---------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A .........................................................                 N/A                 N/A                N/A
      CLASS B .........................................................                 N/A                 N/A                N/A
      ADMINISTRATOR CLASS .............................................                 N/A                 N/A                N/A
      INSTITUTIONAL CLASS .............................................                 N/A                 N/A                N/A
      INVESTOR CLASS ..................................................         (14,195,436)         (4,594,417)       (11,849,922)
      SERVICE CLASS ...................................................                 N/A                 N/A                N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A .........................................................                 N/A                 N/A                N/A
      CLASS B .........................................................                 N/A                 N/A                N/A
      ADMINISTRATOR CLASS .............................................                 N/A                 N/A                N/A
      INSTITUTIONAL CLASS .............................................                 N/A                 N/A                N/A
      INVESTOR CLASS ..................................................                   0                   0                  0
      SERVICE CLASS ...................................................                 N/A                 N/A                N/A
                                                                          ---------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...................................         (14,195,436)         (4,594,417)       (11,849,922)
                                                                          ---------------------------------------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ................................                 N/A                 N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ............................                 N/A                 N/A                N/A
   COST OF SHARES REDEEMED - CLASS A ..................................                 N/A                 N/A                N/A
                                                                          ---------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A .............................................                 N/A                 N/A                N/A
                                                                          ---------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS B ................................                 N/A                 N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ............................                 N/A                 N/A                N/A
   COST OF SHARES REDEEMED - CLASS B ..................................                 N/A                 N/A                N/A
                                                                          ---------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS B .............................................                 N/A                 N/A                N/A
                                                                          ---------------------------------------------------------
PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS .......................                 N/A                 N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ................                 N/A                 N/A                N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ......................                 N/A                 N/A                N/A
                                                                          ---------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADMINISTRATOR CLASS .................................                 N/A                 N/A                N/A
                                                                          ---------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ....................                 N/A                 N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ................                 N/A                 N/A                N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ......................                 N/A                 N/A                N/A
                                                                          ---------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS .................................                 N/A                 N/A                N/A
                                                                          ---------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS .........................         267,456,796         100,666,333        606,517,099
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS .....................          13,640,720           4,437,583         12,512,687
   COST OF SHARES REDEEMED - INVESTOR CLASS ...........................        (381,824,166)       (163,182,289)      (896,509,414)
                                                                          ---------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INVESTOR CLASS ......................................        (100,726,650)        (58,078,373)      (277,479,628)
                                                                          ---------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS ..........................                 N/A                 N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ......................                 N/A                 N/A                N/A
   COST OF SHARES REDEEMED - SERVICE CLASS ............................                 N/A                 N/A                N/A
                                                                          ---------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - SERVICE CLASS .......................................                 N/A                 N/A                N/A
                                                                          ---------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS .......................................................        (100,726,650)        (58,078,373)      (277,479,628)
                                                                          =========================================================
NET INCREASE (DECREASE) IN NET ASSETS .................................        (100,731,784)        (58,080,289)      (277,522,948)
                                                                          =========================================================
ENDING NET ASSETS .....................................................   $     439,112,425   $     539,844,209   $    597,924,498
                                                                          =========================================================

                                                                                             NATIONAL TAX-FREE
                                                                                             MONEY MARKET FUND
                                                                          ---------------------------------------------------------
                                                                                    FOR THE             FOR THE            FOR THE
                                                                                 YEAR ENDED        PERIOD ENDED         YEAR ENDED
                                                                          FEBRUARY 28, 2007   FEBRUARY 28, 2006     MARCH 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...............................................   $   3,424,000,163   $   2,940,166,170   $  2,186,314,686
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .......................................         119,184,271          77,635,860         25,812,613
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ............................              23,410             324,627            (42,034)
                                                                          ---------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......         119,207,681          77,960,487         25,770,579
                                                                          ---------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A .........................................................         (30,479,474)        (15,456,427)        (5,491,503)
      CLASS B .........................................................                 N/A                 N/A                N/A
      ADMINISTRATOR CLASS .............................................         (17,279,735)        (13,564,380)               N/A
      INSTITUTIONAL CLASS .............................................         (35,195,447)        (23,214,258)        (8,196,846)
      INVESTOR CLASS ..................................................                 N/A                 N/A                N/A
      SERVICE CLASS ...................................................         (36,238,442)        (25,400,794)       (12,124,264)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A .........................................................                   0             (60,602)           (78,320)
      CLASS B .........................................................                 N/A                 N/A                N/A
      ADMINISTRATOR CLASS .............................................                   0             (60,720)               N/A
      INSTITUTIONAL CLASS .............................................                   0             (18,417)          (116,904)
      INVESTOR CLASS ..................................................                 N/A                 N/A                N/A
      SERVICE CLASS ...................................................                   0            (132,684)          (172,918)
                                                                          ---------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...................................        (119,193,098)        (77,908,282)       (26,180,755)
                                                                          ---------------------------------------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ................................       1,933,862,916       1,660,036,058      1,518,234,814
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ............................          29,967,027          15,390,552          5,512,460
   COST OF SHARES REDEEMED - CLASS A ..................................      (1,800,118,491)     (1,386,738,970)    (1,432,897,857)
                                                                          ---------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A .............................................         163,711,452         288,687,640         90,849,417
                                                                          ---------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS B ................................                 N/A                 N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ............................                 N/A                 N/A                N/A
   COST OF SHARES REDEEMED - CLASS B ..................................                 N/A                 N/A                N/A
                                                                          ---------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS B .............................................                 N/A                 N/A                N/A
                                                                          ---------------------------------------------------------
PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS .......................         372,013,790       2,375,719,934                N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ................          16,816,663          12,980,588                N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ......................        (408,780,664)     (1,826,922,276)               N/A
                                                                          ---------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADMINISTRATOR CLASS .................................         (19,950,211)        561,778,246                N/A
                                                                          ---------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ....................      10,106,491,273       8,362,985,778      6,349,839,660
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ................          17,194,645          11,441,904          4,396,109
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ......................      (9,677,319,139)     (8,706,165,133)    (5,624,007,925)
                                                                          ---------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS .................................         446,366,779        (331,737,451)       730,227,844
                                                                          ---------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS .........................                 N/A                 N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS .....................                 N/A                 N/A                N/A
   COST OF SHARES REDEEMED - INVESTOR CLASS ...........................                 N/A                 N/A                N/A
                                                                          ---------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INVESTOR CLASS ......................................                 N/A                 N/A                N/A
                                                                          ---------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS ..........................       2,725,854,897       2,735,514,476      2,722,964,422
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ......................           9,375,237           9,010,437          4,566,856
   COST OF SHARES REDEEMED - SERVICE CLASS ............................      (2,592,102,501)     (2,779,471,560)    (2,794,346,879)
                                                                          ---------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - SERVICE CLASS .......................................         143,127,633         (34,946,647)       (66,815,601)
                                                                          ---------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS .......................................................         733,255,653         483,781,788        754,261,660
                                                                          =========================================================
NET INCREASE (DECREASE) IN NET ASSETS .................................         733,270,236         483,833,993        753,851,484
                                                                          =========================================================
ENDING NET ASSETS .....................................................   $   4,157,270,399   $   3,424,000,163   $  2,940,166,170
                                                                          =========================================================

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                              MONEY MARKET FUND
                                                                           ---------------------------------------------------------
                                                                                     FOR THE              FOR THE           FOR THE
                                                                                  YEAR ENDED         PERIOD ENDED        YEAR ENDED
                                                                           FEBRUARY 28, 2007    FEBRUARY 28, 2006    MARCH 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ...............................................       7,166,552,157        6,475,521,272     6,208,728,777
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ............         318,507,034          153,346,906        52,730,501
   SHARES REDEEMED - CLASS A ...........................................      (5,634,788,324)      (5,316,894,089)   (6,687,490,639)
                                                                           ---------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ................       1,850,270,867        1,311,974,089      (426,031,361)
                                                                           ---------------------------------------------------------
   SHARES SOLD - CLASS B ...............................................       3,404,674,991        2,546,941,312     1,900,115,821
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ............          50,458,844           25,765,793         5,909,214
   SHARES REDEEMED - CLASS B ...........................................      (3,288,498,352)      (2,601,917,656)   (2,203,354,524)
                                                                           ---------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ................         166,635,483          (29,210,551)      (97,329,489)
                                                                           ---------------------------------------------------------
   SHARES SOLD - ADMINISTRATOR CLASS ...................................                 N/A                  N/A               N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR
     CLASS .............................................................                 N/A                  N/A               N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS ...............................                 N/A                  N/A               N/A
                                                                           ---------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ....                 N/A                  N/A               N/A
                                                                           ---------------------------------------------------------
   SHARES SOLD - INSTITUTIONAL CLASS ...................................                 N/A                  N/A               N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL
     CLASS .............................................................                 N/A                  N/A               N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS ...............................                 N/A                  N/A               N/A
                                                                           ---------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ....                 N/A                  N/A               N/A
                                                                           ---------------------------------------------------------
   SHARES SOLD - INVESTOR CLASS ........................................         569,125,432        2,304,215,256               N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS .....          32,367,136           19,019,789               N/A
   SHARES REDEEMED - INVESTOR CLASS ....................................        (537,501,376)      (1,622,963,780)              N/A
                                                                           ---------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS .........          63,991,192          700,271,265               N/A
                                                                           ---------------------------------------------------------
   SHARES SOLD - SERVICE CLASS .........................................                 N/A                  N/A               N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ......                 N/A                  N/A               N/A
   SHARES REDEEMED - SERVICE CLASS .....................................                 N/A                  N/A               N/A
                                                                           ---------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS ..........                 N/A                  N/A               N/A
                                                                           ---------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ..................................................       2,080,897,542        1,983,034,803      (723,360,850)
                                                                           =========================================================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...........   $              (1)   $          55,845   $             0
                                                                           =========================================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                                                  MUNICIPAL
                                                                                               MONEY MARKET FUND
                                                                           ---------------------------------------------------------
                                                                                     FOR THE             FOR THE            FOR THE
                                                                                  YEAR ENDED        PERIOD ENDED         YEAR ENDED
                                                                           FEBRUARY 28, 2007   FEBRUARY 28, 2006   OCTOBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ...............................................                 N/A                 N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ............                 N/A                 N/A                N/A
   SHARES REDEEMED - CLASS A ...........................................                 N/A                 N/A                N/A
                                                                           ---------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ................                 N/A                 N/A                N/A
                                                                           ---------------------------------------------------------
   SHARES SOLD - CLASS B ...............................................                 N/A                 N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ............                 N/A                 N/A                N/A
   SHARES REDEEMED - CLASS B ...........................................                 N/A                 N/A                N/A
                                                                           ---------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ................                 N/A                 N/A                N/A
                                                                           ---------------------------------------------------------
   SHARES SOLD - ADMINISTRATOR CLASS ...................................                 N/A                 N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR
     CLASS .............................................................                 N/A                 N/A                N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS ...............................                 N/A                 N/A                N/A
                                                                           ---------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ....                 N/A                 N/A                N/A
                                                                           ---------------------------------------------------------
   SHARES SOLD - INSTITUTIONAL CLASS ...................................                 N/A                 N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL
     CLASS .............................................................                 N/A                 N/A                N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS ...............................                 N/A                 N/A                N/A
                                                                           ---------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ....                 N/A                 N/A                N/A
                                                                           ---------------------------------------------------------
   SHARES SOLD - INVESTOR CLASS ........................................         267,456,796         100,666,334        606,517,099
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS .....          13,640,720           4,437,583         12,512,550
   SHARES REDEEMED - INVESTOR CLASS ....................................        (381,824,166)       (163,182,289)      (896,509,424)
                                                                           ---------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS .........        (100,726,650)        (58,078,372)      (277,479,775)
                                                                           ---------------------------------------------------------
   SHARES SOLD - SERVICE CLASS .........................................                 N/A                 N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ......                 N/A                 N/A                N/A
   SHARES REDEEMED - SERVICE CLASS .....................................                 N/A                 N/A                N/A
                                                                           ---------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS ..........                 N/A                 N/A                N/A
                                                                           ---------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ..................................................        (100,726,650)        (58,078,372)      (277,479,775)
                                                                           =========================================================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...........   $          (1,264)  $             243   $              0
                                                                           =========================================================

                                                                                               NATIONAL TAX-FREE
                                                                                               MONEY MARKET FUND
                                                                            --------------------------------------------------------
                                                                                      FOR THE             FOR THE           FOR THE
                                                                                   YEAR ENDED        PERIOD ENDED        YEAR ENDED
                                                                            FEBRUARY 28, 2007   FEBRUARY 28, 2006    MARCH 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A .................................................      1,933,862,916       1,660,036,058     1,518,234,814
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............         29,967,026          15,390,552         5,512,459
   SHARES REDEEMED - CLASS A .............................................     (1,800,118,491)     (1,386,738,970)   (1,432,897,857)
                                                                            --------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ..................        163,711,451         288,687,640        90,849,416
                                                                            --------------------------------------------------------
   SHARES SOLD - CLASS B .................................................                N/A                 N/A               N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ..............                N/A                 N/A               N/A
   SHARES REDEEMED - CLASS B .............................................                N/A                 N/A               N/A
                                                                            --------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ..................                N/A                 N/A               N/A
                                                                            --------------------------------------------------------
   SHARES SOLD - ADMINISTRATOR CLASS .....................................        372,013,790       2,375,697,461               N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ..         16,816,663          12,980,587               N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS .................................       (408,780,664)     (1,826,922,276)              N/A
                                                                            --------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ......        (19,950,211)        561,755,772               N/A
                                                                            --------------------------------------------------------
   SHARES SOLD - INSTITUTIONAL CLASS .....................................     10,106,491,272       8,362,985,778     6,349,839,660
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..         17,194,645          11,441,904         4,396,109
   SHARES REDEEMED - INSTITUTIONAL CLASS .................................     (9,677,319,139)     (8,706,165,133)   (5,624,007,925)
                                                                            --------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ......        446,366,778        (331,737,451)      730,227,844
                                                                            --------------------------------------------------------
   SHARES SOLD - INVESTOR CLASS ..........................................                N/A                 N/A               N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS .......                N/A                 N/A               N/A
   SHARES REDEEMED - INVESTOR CLASS ......................................                N/A                 N/A               N/A
                                                                            --------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS ...........                N/A                 N/A               N/A
                                                                            --------------------------------------------------------
   SHARES SOLD - SERVICE CLASS ...........................................      2,725,854,898       2,735,514,477     2,722,964,590
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ........          9,375,237           9,010,437         4,566,856
   SHARES REDEEMED - SERVICE CLASS .......................................     (2,592,102,501)     (2,779,471,560)   (2,794,346,879)
                                                                            --------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS ............        143,127,634         (34,946,646)      (66,815,433)
                                                                            --------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ....................................................        733,255,652         483,759,315       754,261,827
                                                                            ========================================================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............  $               0   $           8,827   $             0
                                                                            ========================================================

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                TREASURY PLUS
                                                                                              MONEY MARKET FUND
                                                                          ----------------------------------------------------------
                                                                                    FOR THE             FOR THE             FOR THE
                                                                                 YEAR ENDED        PERIOD ENDED          YEAR ENDED
                                                                          FEBRUARY 28, 2007   FEBRUARY 28, 2006      MARCH 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...............................................   $   4,879,764,763   $   4,971,385,295   $   5,747,241,499

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .......................................         258,618,121         140,545,536          55,981,315
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ............................              17,306              53,832            (163,649)
                                                                          ----------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......         258,635,427         140,599,368          55,817,666
                                                                          ----------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A .........................................................        (127,869,929)        (72,949,376)        (24,276,293)
      INSTITUTIONAL CLASS .............................................         (75,146,366)        (38,279,612)        (19,346,848)
      SERVICE CLASS ...................................................         (55,618,438)        (29,316,547)        (12,358,177)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A .........................................................                   0                   0              (1,993)
      INSTITUTIONAL CLASS .............................................                   0                   0              (1,588)
      SERVICE CLASS ...................................................                   0                   0              (1,015)
                                                                          ----------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...................................        (258,634,733)       (140,545,535)        (55,985,914)
                                                                          ----------------------------------------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ................................      15,960,076,459      12,146,396,546      10,429,884,979
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ............................          39,271,966          23,294,362           7,427,144
   COST OF SHARES REDEEMED - CLASS A ..................................     (15,881,198,863)    (11,893,116,301)    (10,398,131,297)
                                                                          ----------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A .............................................         118,149,562         276,574,607          39,180,826
                                                                          ----------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ....................      16,993,305,167      16,041,775,506      30,679,921,452
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ................          33,629,885          15,558,664           5,919,568
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ......................     (16,370,993,228)    (16,159,880,690)    (31,381,603,066)
                                                                          ----------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS .................................         655,941,824        (102,546,520)       (695,762,046)
                                                                          ----------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS ..........................      18,147,396,218      14,411,828,408      18,558,403,584
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ......................           7,424,955           4,064,352           1,815,019
   COST OF SHARES REDEEMED - SERVICE CLASS ............................     (17,811,111,111)    (14,681,595,212)    (18,679,325,339)
                                                                          ----------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - SERVICE CLASS .......................................         343,710,062        (265,702,452)       (119,106,736)
                                                                          ----------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS .......................................................       1,117,801,448         (91,674,365)       (775,687,956)
                                                                          ==========================================================
NET INCREASE (DECREASE) IN NET ASSETS .................................       1,117,802,142         (91,620,532)       (775,856,204)
                                                                          ==========================================================
ENDING NET ASSETS .....................................................   $   5,997,566,905   $   4,879,764,763   $   4,971,385,295
                                                                          ==========================================================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ..............................................      15,960,076,458      12,146,396,381      10,429,884,979
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ...........          39,271,966          23,294,362           7,427,144
   SHARES REDEEMED - CLASS A ..........................................     (15,881,198,863)    (11,893,116,301)    (10,398,131,297)
                                                                          ----------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ...............         118,149,561         276,574,442          39,180,826
                                                                          ----------------------------------------------------------
   SHARES SOLD - INSTITUTIONAL CLASS ..................................      16,993,305,167      16,041,775,507      30,679,921,450
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL
     CLASS ............................................................          33,629,885          15,558,664           5,919,568
   SHARES REDEEMED - INSTITUTIONAL CLASS ..............................     (16,370,993,227)    (16,159,880,690)    (31,381,603,066)
                                                                          ----------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ...         655,941,825        (102,546,519)       (695,762,048)
                                                                          ----------------------------------------------------------
   SHARES SOLD - SERVICE CLASS ........................................      18,147,396,218      14,411,828,408      18,558,403,584
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS .....           7,424,955           4,064,352           1,815,019
   SHARES REDEEMED - SERVICE CLASS ....................................     (17,811,111,111)    (14,681,595,212)    (18,679,325,339)
                                                                          ----------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS .........         343,710,062        (265,702,452)       (119,106,736)
                                                                          ----------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS .................................................       1,117,801,448         (91,674,529)       (775,687,958)
                                                                          ==========================================================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..........   $             644   $          17,256   $             644
                                                                          ==========================================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                                                100% TREASURY
                                                                                              MONEY MARKET FUND
                                                                          ----------------------------------------------------------
                                                                                    FOR THE             FOR THE             FOR THE
                                                                                 YEAR ENDED        PERIOD ENDED          YEAR ENDED
                                                                          FEBRUARY 28, 2007   FEBRUARY 28, 2006      MARCH 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...............................................   $   3,783,181,409   $   3,192,222,434   $   3,140,902,133

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .......................................         173,644,007          90,583,393          34,956,971
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ............................             249,638            (116,024)                999
                                                                          ----------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......         173,893,645          90,467,369          34,957,970
                                                                          ----------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A .........................................................          (9,826,964)         (4,456,262)         (1,554,213)
      INSTITUTIONAL CLASS .............................................                 N/A                 N/A                 N/A
      SERVICE CLASS ...................................................                   0         (86,127,132)        (33,402,758)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A .........................................................                   0                   0              (3,210)
      INSTITUTIONAL CLASS .............................................                 N/A                 N/A                 N/A
      SERVICE CLASS ...................................................        (163,828,843)                  0             (68,994)
                                                                          ----------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...................................        (173,655,807)        (90,583,394)        (35,029,175)
                                                                          ----------------------------------------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ................................         599,951,006         398,909,877         319,141,466
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ............................           9,795,295           4,383,378           1,544,672
   COST OF SHARES REDEEMED - CLASS A ..................................        (554,715,234)       (362,135,295)       (323,331,614)
                                                                          ----------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A .............................................          55,031,067          41,157,960          (2,645,476)
                                                                          ----------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ....................                 N/A                 N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ................                 N/A                 N/A                 N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ......................                 N/A                 N/A                 N/A
                                                                          ----------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS .................................                 N/A                 N/A                 N/A
                                                                          ----------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS ..........................      20,049,382,161      19,212,585,427      17,521,081,934
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ......................          17,399,783          13,209,599           4,347,987
   COST OF SHARES REDEEMED - SERVICE CLASS ............................     (19,598,838,679)    (18,675,877,986)    (17,471,392,939)
                                                                          ----------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - SERVICE CLASS .......................................         467,943,265         549,917,040          54,036,982
                                                                          ----------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS .......................................................         522,974,332         591,075,000          51,391,506
                                                                          ==========================================================
NET INCREASE (DECREASE) IN NET ASSETS .................................         523,212,170         590,958,975          51,320,301
                                                                          ==========================================================
ENDING NET ASSETS .....................................................   $   4,306,393,579   $   3,783,181,409   $   3,192,222,434
                                                                          ==========================================================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ..............................................         599,951,005         398,909,876         319,141,466
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ...........           9,795,295           4,383,378           1,544,672
   SHARES REDEEMED - CLASS A ..........................................        (554,715,234)       (362,135,295)       (323,331,614)
                                                                          ----------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ...............          55,031,066          41,157,959          (2,645,476)
                                                                          ----------------------------------------------------------
   SHARES SOLD - INSTITUTIONAL CLASS ..................................                 N/A                 N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL
     CLASS ............................................................                 N/A                 N/A                 N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS ..............................                 N/A                 N/A                 N/A
                                                                          ----------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL
   CLASS ..............................................................                 N/A                 N/A                 N/A
                                                                          ----------------------------------------------------------
   SHARES SOLD - SERVICE CLASS ........................................      20,049,382,161      19,212,585,427      17,521,081,937
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS .....          17,399,783          13,209,599           4,347,987
   SHARES REDEEMED - SERVICE CLASS ....................................     (19,598,838,679)    (18,675,877,986)    (17,471,392,939)
                                                                          ----------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS .........         467,943,265         549,917,040          54,036,985
                                                                          ----------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS .................................................         522,974,331         591,074,999          51,391,509
                                                                          ==========================================================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..........   $         191,897   $         201,933   $         172,889
                                                                          ==========================================================

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                    FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                 NET REALIZED
                                                       BEGINNING         NET              AND   DISTRIBUTIONS
                                                       NET ASSET  INVESTMENT       UNREALIZED        FROM NET
                                                       VALUE PER      INCOME   GAIN (LOSS) ON      INVESTMENT
                                                           SHARE      (LOSS)      INVESTMENTS          INCOME
--------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------
CLASS A
MARCH 1, 2006 TO FEBRUARY 28, 2007 .................   $    1.00        0.03             0.00           (0.03)
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ..............   $    1.00        0.02             0.00           (0.02)
APRIL 1, 2004 TO MARCH 31, 2005 ....................   $    1.00        0.01             0.00           (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 ....................   $    1.00        0.00             0.00            0.00
APRIL 1, 2002 TO MARCH 31, 2003 ....................   $    1.00        0.01             0.00           (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 ....................   $    1.00        0.02             0.00           (0.02)

GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------
CLASS A
MARCH 1, 2006 TO FEBRUARY 28, 2007 .................   $    1.00        0.05             0.00           (0.05)
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ..............   $    1.00        0.03             0.00           (0.03)
APRIL 1, 2004 TO MARCH 31, 2005 ....................   $    1.00        0.01             0.00           (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 ....................   $    1.00        0.00             0.00            0.00
APRIL 1, 2002 TO MARCH 31, 2003 ....................   $    1.00        0.01             0.00           (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 ....................   $    1.00        0.03             0.00           (0.03)

MINNESOTA MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------
CLASS A
MARCH 1, 2006 TO FEBRUARY 28, 2007 .................   $    1.00        0.03             0.00           (0.03)
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ..............   $    1.00        0.02             0.00           (0.02)
APRIL 1, 2004 TO MARCH 31, 2005 ....................   $    1.00        0.01             0.00           (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 ....................   $    1.00        0.00             0.00            0.00
APRIL 1, 2002 TO MARCH 31, 2003 ....................   $    1.00        0.01             0.00           (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 ....................   $    1.00        0.02             0.00           (0.02)

MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------
CLASS A
MARCH 1, 2006 TO FEBRUARY 28, 2007 .................   $    1.00        0.04             0.00           (0.04)
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ..............   $    1.00        0.03             0.00           (0.03)
APRIL 1, 2004 TO MARCH 31, 2005 ....................   $    1.00        0.01             0.00           (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 ....................   $    1.00        0.00             0.00            0.00
APRIL 1, 2002 TO MARCH 31, 2003 ....................   $    1.00        0.01             0.00           (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 ....................   $    1.00        0.03             0.00           (0.03)

CLASS B
MARCH 1, 2006 TO FEBRUARY 28, 2007 .................   $    1.00        0.04             0.00           (0.04)
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ..............   $    1.00        0.02             0.00           (0.02)
APRIL 1, 2004 TO MARCH 31, 2005 ....................   $    1.00        0.00             0.00            0.00
APRIL 1, 2003 TO MARCH 31, 2004 ....................   $    1.00        0.00             0.00            0.00
APRIL 1, 2002 TO MARCH 31, 2003 ....................   $    1.00        0.00             0.00            0.00
APRIL 1, 2001 TO MARCH 31, 2002 ....................   $    1.00        0.02             0.00           (0.02)

INVESTOR CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 .................   $    1.00        0.05             0.00           (0.05)
APRIL 11, 2005(3) TO FEBRUARY 28, 2006(4) ..........   $    1.00        0.03             0.00           (0.03)

MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 .................   $    1.00        0.03             0.00           (0.03)
NOVEMBER 1, 2005 TO FEBRUARY 28,2006(5) ............   $    1.00        0.01             0.00           (0.01)
NOVEMBER 1, 2004 TO OCTOBER 31, 2005 ...............   $    1.00        0.02             0.00           (0.02)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ...............   $    1.00        0.01             0.00           (0.01)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ...............   $    1.00        0.01             0.00           (0.01)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ...............   $    1.00        0.01             0.00           (0.01)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                    WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                       DISTRIBUTIONS      ENDING      RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                            FROM NET   NET ASSET   ------------------------------------------------
                                                            REALIZED   VALUE PER   NET INVESTMENT      GROSS   EXPENSES        NET
                                                               GAINS       SHARE    INCOME (LOSS)   EXPENSES     WAIVED   EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
MARCH 1, 2006 TO FEBRUARY 28, 2007 .................            0.00   $    1.00             2.81%      0.84%     (0.19)%     0.65%
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ..............            0.00   $    1.00             2.01%      0.84%     (0.19)%     0.65%
APRIL 1, 2004 TO MARCH 31, 2005 ....................            0.00   $    1.00             0.78%      0.84%     (0.19)%     0.65%
APRIL 1, 2003 TO MARCH 31, 2004 ....................            0.00   $    1.00             0.36%      0.85%     (0.20)%     0.65%
APRIL 1, 2002 TO MARCH 31, 2003 ....................            0.00   $    1.00             0.72%      0.77%     (0.12)%     0.65%
APRIL 1, 2001 TO MARCH 31, 2002 ....................            0.00   $    1.00             1.52%      0.77%     (0.12)%     0.65%

GOVERNMENT MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
MARCH 1, 2006 TO FEBRUARY 28, 2007 .................            0.00   $    1.00             4.57%      0.64%      0.00%      0.64%
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ..............            0.00   $    1.00             3.13%      0.65%      0.00%      0.65%
APRIL 1, 2004 TO MARCH 31, 2005 ....................            0.00   $    1.00             1.17%      0.65%      0.00%      0.65%
APRIL 1, 2003 TO MARCH 31, 2004 ....................            0.00   $    1.00             0.46%      0.71%     (0.04)%     0.67%
APRIL 1, 2002 TO MARCH 31, 2003 ....................            0.00   $    1.00             0.97%      0.81%     (0.06)%     0.75%
APRIL 1, 2001 TO MARCH 31, 2002 ....................            0.00   $    1.00             2.33%      1.00%     (0.25)%     0.75%

MINNESOTA MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
MARCH 1, 2006 TO FEBRUARY 28, 2007 .................            0.00   $    1.00             2.73%      0.90%     (0.10)%     0.80%
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ..............            0.00   $    1.00             1.90%      0.88%     (0.08)%     0.80%
APRIL 1, 2004 TO MARCH 31, 2005 ....................            0.00   $    1.00             0.66%      0.89%     (0.09)%     0.80%
APRIL 1, 2003 TO MARCH 31, 2004 ....................            0.00   $    1.00             0.28%      0.90%     (0.10)%     0.80%
APRIL 1, 2002 TO MARCH 31, 2003 ....................            0.00   $    1.00             0.72%      0.83%     (0.03)%     0.80%
APRIL 1, 2001 TO MARCH 31, 2002 ....................            0.00   $    1.00             1.65%      0.83%     (0.03)%     0.80%

MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
MARCH 1, 2006 TO FEBRUARY 28, 2007 .................            0.00   $    1.00             4.46%      0.82%     (0.06)%     0.76%
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ..............            0.00   $    1.00             2.96%      0.83%     (0.07)%     0.76%
APRIL 1, 2004 TO MARCH 31, 2005 ....................            0.00   $    1.00             1.02%      0.87%     (0.11)%     0.76%
APRIL 1, 2003 TO MARCH 31, 2004 ....................            0.00   $    1.00             0.41%      0.93%     (0.17)%     0.76%
APRIL 1, 2002 TO MARCH 31, 2003 ....................            0.00   $    1.00             1.01%      0.97%     (0.21)%     0.76%
APRIL 1, 2001 TO MARCH 31, 2002 ....................            0.00   $    1.00             2.58%      0.97%     (0.21)%     0.76%

CLASS B
MARCH 1, 2006 TO FEBRUARY 28, 2007 .................            0.00   $    1.00             3.70%      1.57%     (0.06)%     1.51%
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ..............            0.00   $    1.00             2.16%      1.58%     (0.07)%     1.51%
APRIL 1, 2004 TO MARCH 31, 2005 ....................            0.00   $    1.00             0.41%      1.62%     (0.28)%     1.34%
APRIL 1, 2003 TO MARCH 31, 2004 ....................            0.00   $    1.00             0.12%      1.68%     (0.63)%     1.05%
APRIL 1, 2002 TO MARCH 31, 2003 ....................            0.00   $    1.00             0.32%      1.61%     (0.15)%     1.46%
APRIL 1, 2001 TO MARCH 31, 2002 ....................            0.00   $    1.00             1.76%      1.60%     (0.09)%     1.51%

INVESTOR CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 .................            0.00   $    1.00             4.56%      0.99%     (0.34)%     0.65%
APRIL 11, 2005(3) TO FEBRUARY 28, 2006(4) ..........            0.00   $    1.00             3.02%      1.00%     (0.35)%     0.65%

MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 .................            0.00   $    1.00             2.97%      1.04%     (0.40)%     0.64%
NOVEMBER 1, 2005 TO FEBRUARY 28,2006(5) ............            0.00   $    1.00             2.45%      1.04%     (0.40)%     0.64%
NOVEMBER 1, 2004 TO OCTOBER 31, 2005 ...............            0.00   $    1.00             1.64%      0.86%     (0.20)%     0.66%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ...............            0.00   $    1.00             0.81%      0.65%     (0.02)%     0.63%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ...............            0.00   $    1.00             0.94%      0.61%      0.00%      0.61%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ...............            0.00   $    1.00             1.42%      0.58%      0.00%      0.58%

                                                                     NET ASSETS AT
                                                           TOTAL     END OF PERIOD
                                                       RETURN(2)   (000'S OMITTED)
----------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
----------------------------------------------------------------------------------
CLASS A
MARCH 1, 2006 TO FEBRUARY 28, 2007 .................        2.85%  $     3,064,445
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ..............        1.85%  $     2,552,430
APRIL 1, 2004 TO MARCH 31, 2005 ....................        0.79%  $     2,423,170
APRIL 1, 2003 TO MARCH 31, 2004 ....................        0.36%  $     2,262,957
APRIL 1, 2002 TO MARCH 31, 2003 ....................        0.73%  $     2,357,684
APRIL 1, 2001 TO MARCH 31, 2002 ....................        1.54%  $     2,448,719

GOVERNMENT MONEY MARKET FUND
----------------------------------------------------------------------------------
CLASS A
MARCH 1, 2006 TO FEBRUARY 28, 2007 .................        4.61%  $     2,866,700
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ..............        2.78%  $     1,224,209
APRIL 1, 2004 TO MARCH 31, 2005 ....................        1.11%  $       566,832
APRIL 1, 2003 TO MARCH 31, 2004 ....................        0.47%  $       365,169
APRIL 1, 2002 TO MARCH 31, 2003 ....................        1.02%  $       245,642
APRIL 1, 2001 TO MARCH 31, 2002 ....................        2.60%  $       144,577

MINNESOTA MONEY MARKET FUND
----------------------------------------------------------------------------------
CLASS A
MARCH 1, 2006 TO FEBRUARY 28, 2007 .................        2.78%  $       118,011
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ..............        1.75%  $       138,917
APRIL 1, 2004 TO MARCH 31, 2005 ....................        0.68%  $       119,148
APRIL 1, 2003 TO MARCH 31, 2004 ....................        0.28%  $       117,237
APRIL 1, 2002 TO MARCH 31, 2003 ....................        0.73%  $       127,193
APRIL 1, 2001 TO MARCH 31, 2002 ....................        1.75%  $       141,873

MONEY MARKET FUND
----------------------------------------------------------------------------------
CLASS A
MARCH 1, 2006 TO FEBRUARY 28, 2007 .................        4.54%  $     8,430,922
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ..............        2.69%  $     6,580,685
APRIL 1, 2004 TO MARCH 31, 2005 ....................        1.03%  $     5,268,694
APRIL 1, 2003 TO MARCH 31, 2004 ....................        0.41%  $     5,694,911
APRIL 1, 2002 TO MARCH 31, 2003 ....................        1.01%  $     6,728,119
APRIL 1, 2001 TO MARCH 31, 2002 ....................        2.54%  $     7,835,864

CLASS B
MARCH 1, 2006 TO FEBRUARY 28, 2007 .................        3.76%  $     1,431,103
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ..............        1.99%  $     1,264,470
APRIL 1, 2004 TO MARCH 31, 2005 ....................        0.44%  $     1,293,680
APRIL 1, 2003 TO MARCH 31, 2004 ....................        0.12%  $     1,591,061
APRIL 1, 2002 TO MARCH 31, 2003 ....................        0.31%  $     1,882,817
APRIL 1, 2001 TO MARCH 31, 2002 ....................        1.78%  $     2,373,287

INVESTOR CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 .................        4.65%  $       764,268
APRIL 11, 2005(3) TO FEBRUARY 28, 2006(4) ..........        2.74%  $       700,278

MUNICIPAL MONEY MARKET FUND
----------------------------------------------------------------------------------
INVESTOR CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 .................        3.02%  $       439,112
NOVEMBER 1, 2005 TO FEBRUARY 28,2006(5) ............        0.81%  $       539,844
NOVEMBER 1, 2004 TO OCTOBER 31, 2005 ...............        1.69%  $       597,924
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ...............        0.83%  $       875,447
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ...............        0.92%  $     1,563,333
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ...............        1.42%  $     2,066,885

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                    FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                NET REALIZED
                                                      BEGINNING         NET              AND   DISTRIBUTIONS
                                                      NET ASSET  INVESTMENT       UNREALIZED        FROM NET
                                                      VALUE PER      INCOME   GAIN (LOSS) ON      INVESTMENT
                                                          SHARE      (LOSS)      INVESTMENTS          INCOME
-------------------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------
CLASS A
MARCH 1, 2006 TO FEBRUARY 28, 2007 ................   $    1.00        0.03             0.00           (0.03)
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .............   $    1.00        0.02             0.00           (0.02)
APRIL 1, 2004 TO MARCH 31, 2005 ...................   $    1.00        0.01             0.00           (0.01)
JULY 28, 2003(3) TO MARCH 31, 2004 ................   $    1.00        0.00             0.00            0.00

TREASURY PLUS MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------
CLASS A
MARCH 1, 2006 TO FEBRUARY 28, 2007 ................   $    1.00        0.04             0.00           (0.04)
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .............   $    1.00        0.03             0.00           (0.03)
APRIL 1, 2004 TO MARCH 31, 2005 ...................   $    1.00        0.01             0.00           (0.01)
JULY 28, 2003(3) TO MARCH 31, 2004 ................   $    1.00        0.00             0.00            0.00

100% TREASURY MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------
CLASS A
MARCH 1, 2006 TO FEBRUARY 28, 2007 ................   $    1.00        0.04             0.00           (0.04)
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .............   $    1.00        0.02             0.00           (0.02)
APRIL 1, 2004 TO MARCH 31, 2005 ...................   $    1.00        0.01             0.00           (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 ...................   $    1.00        0.00             0.00            0.00
APRIL 1, 2002 TO MARCH 31, 2003 ...................   $    1.00        0.01             0.00           (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 ...................   $    1.00        0.02             0.00           (0.02)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                    WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                      DISTRIBUTIONS      ENDING       RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                           FROM NET   NET ASSET    -------------------------------------------------
                                                           REALIZED   VALUE PER    NET INVESTMENT     GROSS   EXPENSES          NET
                                                              GAINS       SHARE     INCOME (LOSS)  EXPENSES     WAIVED     EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
MARCH 1, 2006 TO FEBRUARY 28, 2007 ................            0.00   $    1.00             2.89%      0.65%      0.00%(6)     0.65%
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .............            0.00   $    1.00             2.07%      0.66%     (0.01)%       0.65%
APRIL 1, 2004 TO MARCH 31, 2005 ...................            0.00   $    1.00             0.80%      0.65%      0.00%        0.65%
JULY 28, 2003(3) TO MARCH 31, 2004 ................            0.00   $    1.00             0.37%      0.65%      0.00%        0.65%

TREASURY PLUS MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
MARCH 1, 2006 TO FEBRUARY 28, 2007 ................            0.00   $    1.00             4.46%      0.65%      0.00%(6)     0.65%
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .............            0.00   $    1.00             2.87%      0.65%      0.00%        0.65%
APRIL 1, 2004 TO MARCH 31, 2005 ...................            0.00   $    1.00             1.02%      0.66%     (0.01)%       0.65%
JULY 28, 2003(3) TO MARCH 31, 2004 ................            0.00   $    1.00             0.39%      0.66%     (0.01)%       0.65%

100% TREASURY MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
MARCH 1, 2006 TO FEBRUARY 28, 2007 ................            0.00   $    1.00             4.23%      0.84%     (0.19)%       0.65%
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .............            0.00   $    1.00             2.72%      0.83%     (0.18)%       0.65%
APRIL 1, 2004 TO MARCH 31, 2005 ...................            0.00   $    1.00             0.94%      0.86%     (0.21)%       0.65%
APRIL 1, 2003 TO MARCH 31, 2004 ...................            0.00   $    1.00             0.37%      0.90%     (0.25)%       0.65%
APRIL 1, 2002 TO MARCH 31, 2003 ...................            0.00   $    1.00             0.94%      0.81%     (0.16)%       0.65%
APRIL 1, 2001 TO MARCH 31, 2002 ...................            0.00   $    1.00             2.33%      0.79%     (0.14)%       0.65%


                                                                   NET ASSETS AT
                                                       TOTAL       END OF PERIOD
                                                      RETURN(2)  (000'S OMITTED)
--------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------
CLASS A
MARCH 1, 2006 TO FEBRUARY 28, 2007 ................     2.92%       $  1,164,801
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .............     1.89%       $  1,001,084
APRIL 1, 2004 TO MARCH 31, 2005 ...................     0.82%       $    712,405
JULY 28, 2003(3) TO MARCH 31, 2004 ................     0.25%       $    621,663

TREASURY PLUS MONEY MARKET FUND
--------------------------------------------------------------------------------
CLASS A
MARCH 1, 2006 TO FEBRUARY 28, 2007 ................     4.54%       $  2,891,708
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .............     2.64%       $  2,773,558
APRIL 1, 2004 TO MARCH 31, 2005 ...................     1.02%       $  2,496,955
JULY 28, 2003(3) TO MARCH 31, 2004 ................     0.26%       $  2,457,864

100% TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------
CLASS A
MARCH 1, 2006 TO FEBRUARY 28, 2007 ................     4.29%       $    256,430
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .............     2.50%       $    201,384
APRIL 1, 2004 TO MARCH 31, 2005 ...................     0.96%       $    160,233
APRIL 1, 2003 TO MARCH 31, 2004 ...................     0.36%       $    162,883
APRIL 1, 2002 TO MARCH 31, 2003 ...................     0.96%       $    209,285
APRIL 1, 2001 TO MARCH 31, 2002 ...................     2.48%       $    161,947

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

(3)   Commencement of operations.

(4)   The Fund changed its fiscal year from March 31 to February 28.

(5)   The Fund changed its fiscal year from October 31 to February 28.

(6)   Amount calculated is less than $0.005.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at February 28, 2007, was comprised of 109 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the California Tax-Free Money Market Fund, Government Money Market Fund, Minnesota Money Market Fund, Money Market Fund, Municipal Money Market Fund, National Tax-Free Money Market Fund, Treasury Plus Money Market Fund, and 100% Treasury Money Market Fund.

      Each Fund, except the California Tax-Free Money Market Fund and Minnesota Money Market Fund, is a diversified series of the Trust. The California Tax-Free Money Market Fund and Minnesota Money Market Fund are non-diversified series of the Trust.

      In August and September 2004, the Board of Trustees of the Trust and the Boards of Directors of the Strong Funds ("Strong Funds") approved an Agreement and Plan of Reorganization providing for the reorganization of certain Strong Funds into the Funds.

      Effective at the close of business on April 8, 2005, the following Acquiring Funds ("Acquiring Funds") acquired substantially all of the net assets of the following Target Funds ("Target Funds") through a tax-free exchange under section 368 of the Internal Revenue Code. The following is a summary of shares outstanding and net assets immediately before and after the reorganization:

                                                     Before Reorganization                                After Reorganization
                          --------------------------------------------------------------------------   --------------------------
                                 Target Fund          Target Fund             Acquiring Fund**                 Wells Fargo
                          Strong Florida Municipal   Strong Tax-Free   Wells Fargo National Tax-Free       Advantage National
Fund                         Money Market Fund         Money Fund            Money Market Fund         Tax-Free Money Market Fund
---------------------------------------------------------------------------------------------------------------------------------
Shares:
---------------------------------------------------------------------------------------------------------------------------------
   CLASS A                                N/A                   N/A              737,825,002                    737,825,002
---------------------------------------------------------------------------------------------------------------------------------
   ADMINISTRATOR CLASS*                   N/A                   N/A                      N/A                    979,348,537
---------------------------------------------------------------------------------------------------------------------------------
   INSTITUTIONAL CLASS                    N/A                   N/A            1,203,664,926                  1,203,664,926
---------------------------------------------------------------------------------------------------------------------------------
   INVESTOR CLASS*                 30,965,555           948,382,982                      N/A                           N/A
---------------------------------------------------------------------------------------------------------------------------------
   SERVICE CLASS                          N/A                   N/A            1,202,555,668                  1,202,555,668
---------------------------------------------------------------------------------------------------------------------------------
Net Assets:
---------------------------------------------------------------------------------------------------------------------------------
   CLASS A                                N/A                   N/A           $  737,834,448                 $  737,834,448
---------------------------------------------------------------------------------------------------------------------------------
   ADMINISTRATOR CLASS*                   N/A                   N/A                      N/A                    979,371,575
---------------------------------------------------------------------------------------------------------------------------------
   INSTITUTIONAL CLASS                    N/A                   N/A            1,203,577,280                  1,203,577,280
---------------------------------------------------------------------------------------------------------------------------------
   INVESTOR CLASS*              $  30,965,555         $ 948,406,020                      N/A                            N/A
---------------------------------------------------------------------------------------------------------------------------------
   SERVICE CLASS                          N/A                   N/A            1,202,699,888                  1,202,699,888
---------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized
gain (loss)                     $           0         $     (31,969)          $     (134,237)                $     (166,206)
---------------------------------------------------------------------------------------------------------------------------------

* Effective at the close of business on April 8, 2005, Investor Class of Strong Florida Municipal Money Market Fund and Strong Tax-Free Money Fund merged into Administrator Class of Wells Fargo Advantage National Tax-Free Money Market Fund.

**    Designates the accounting survivor.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                             Before Reorganization         After Reorganization
                                       --------------------------------   ---------------------
                                        Target Fund    Acquiring Fund**
                                       Strong Money      Wells Fargo      Wells Fargo Advantage
Fund                                    Market Fund   Money Market Fund     Money Market Fund
-----------------------------------------------------------------------------------------------
Shares:
-----------------------------------------------------------------------------------------------
   CLASS A                                      N/A      5,337,272,510         5,337,272,510
-----------------------------------------------------------------------------------------------
   CLASS B                                      N/A      1,287,549,477         1,287,549,477
-----------------------------------------------------------------------------------------------
   INVESTOR CLASS                       945,858,106                N/A           945,858,106
-----------------------------------------------------------------------------------------------
Net Assets:
-----------------------------------------------------------------------------------------------
   CLASS A                                      N/A    $ 5,337,619,603       $ 5,337,619,603
-----------------------------------------------------------------------------------------------
   CLASS B                                      N/A      1,287,581,570         1,287,581,570
-----------------------------------------------------------------------------------------------
   INVESTOR CLASS                      $945,858,107                N/A           945,858,107
-----------------------------------------------------------------------------------------------
Accumulated net realized gain (loss)   $          0    $     (531,065)       $      (531,065)
-----------------------------------------------------------------------------------------------

**    Designates the accounting survivor.

      Effective at the close of business on April 8, 2005, the following Acquiring Fund ("Acquiring Fund") acquired substantially all of the net assets of the following Target Fund ("Target Fund") through a tax-free exchange under section 368 of the Internal Revenue Code.

                            Acquiring Fund                                                Target Fund
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND - INVESTOR CLASS     STRONG MUNICIPAL MONEY MARKET FUND-INVESTOR CLASS
-------------------------------------------------------------------------------------------------------------------------

      The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      The Fund(s) invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days provided that these variable rate instruments are either Government Securities or carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

      The amortized cost method is used to value portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund(s) seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

      Investments which are not valued using the method discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

      At February 28, 2007, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statements of Assets and Liabilities:

                                        Undistributed   Undistributed
                                       Net Investment   Net Realized
Fund                                       Income         Gain/Loss     Paid-in Capital
---------------------------------------------------------------------------------------
100% TREASURY MONEY MARKET FUND            $ 1,764        $ (1,764)          $  0
---------------------------------------------------------------------------------------

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at February 28, 2007.

      At February 28, 2007, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

Fund                                   Year Expires   Capital Loss Carryforwards
--------------------------------------------------------------------------------
MINNESOTA MONEY MARKET FUND                2013                $ 15,025
                                           2014                     326
                                           2015                   1,728
--------------------------------------------------------------------------------
MONEY MARKET FUND                          2013                 203,283
                                           2014                  60,033
--------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND                2013                  43,320
                                           2015                   5,786
--------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET FUND        2015                  25,415
--------------------------------------------------------------------------------
TREASURY PLUS MONEY MARKET FUND            2013                 118,019
--------------------------------------------------------------------------------
100% TREASURY MONEY MARKET FUND            2014                  10,049

REPURCHASE AGREEMENTS

      The Fund(s) may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC ("Funds Management"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Funds Management. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                                                                Subadvisory Fees
                                           Advisory Fees                                         (% of Average
                        Average Daily      (% of Average                      Average Daily        Daily Net
Fund                     Net Assets      Daily Net Assets)    Subadviser        Net Assets          Assets)
----------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE   First $1 billion         0.300         Wells Capital   First $1 billion        0.050
MONEY MARKET FUND      Next $4 billion         0.275           Management     Next $2 billion        0.030
                       Over $5 billion         0.250          Incorporated    Next $3 billion        0.020
                                                                              Over $6 billion        0.010
----------------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY      All asset levels         0.100         Wells Capital   First $1 billion        0.050
MARKET FUND                                                    Management     Next $2 billion        0.030
                                                              Incorporated    Next $3 billion        0.020
                                                                              Over $6 billion        0.010
----------------------------------------------------------------------------------------------------------------
MINNESOTA MONEY       First $1 billion         0.300         Wells Capital   First $1 billion        0.050
MARKET FUND            Next $4 billion         0.275           Management     Next $2 billion        0.030
                       Over $5 billion         0.250          Incorporated    Next $3 billion        0.020
                                                                              Over $6 billion        0.010
----------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND     First $1 billion         0.300         Wells Capital   First $1 billion        0.050
                       Next $4 billion         0.275           Management     Next $2 billion        0.030
                       Over $5 billion         0.250          Incorporated    Next $3 billion        0.020
                                                                              Over $6 billion        0.010
----------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY       First $1 billion         0.300         Wells Capital   First $1 billion        0.050
MARKET FUND            Next $4 billion         0.275           Management     Next $2 billion        0.030
                       Over $5 billion         0.250          Incorporated    Next $3 billion        0.020
                                                                              Over $6 billion        0.010
----------------------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE     All asset levels         0.100         Wells Capital   First $1 billion        0.050
MONEY MARKET FUND                                              Management     Next $2 billion        0.030
                                                              Incorporated    Next $3 billion        0.020
                                                                              Over $6 billion        0.010
----------------------------------------------------------------------------------------------------------------
TREASURY PLUS         All asset levels         0.100         Wells Capital   First $1 billion        0.050
MONEY MARKET FUND                                              Management     Next $2 billion        0.030
                                                              Incorporated    Next $3 billion        0.020
                                                                              Over $6 billion        0.010
----------------------------------------------------------------------------------------------------------------
100% TREASURY         First $1 billion         0.300         Wells Capital   First $1 billion        0.050
MONEY MARKET FUND      Next $4 billion         0.275           Management     Next $2 billion        0.030
                       Over $5 billion         0.250          Incorporated    Next $3 billion        0.020
                                                                              Over $6 billion        0.010

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                             Administration Fees
                                                               (% of Average
                            Average Daily Net Assets          Daily Net Assets)
--------------------------------------------------------------------------------
FUND LEVEL                      First $5 billion                    0.05
                                 Next $5 billion                    0.04
                                Over $10 billion                    0.03
--------------------------------------------------------------------------------
CLASS A                         All asset levels                    0.22
--------------------------------------------------------------------------------
CLASS B                         All asset levels                    0.22
--------------------------------------------------------------------------------
INVESTOR CLASS                  All asset levels                    0.39

      The Trust has entered into an agreement with Boston Financial Data Services, Inc. ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator of its services as transfer agent.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

                                                                 % of Average
                                                               Daily Net Assets
--------------------------------------------------------------------------------
ALL MONEY MARKET FUNDS                                               0.02
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                          Administrator   Institutional   Investor   Service
Fund                  Class A   Class B       Class           Class        Class      Class
--------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE
MONEY MARKET FUND      0.25%      N/A          N/A             N/A           N/A      0.25%
--------------------------------------------------------------------------------------------
GOVERNMENT MONEY
MARKET FUND            0.25%      N/A         0.10%           0.00%          N/A      0.25%
--------------------------------------------------------------------------------------------
MINNESOTA MONEY
MARKET FUND            0.25%      N/A          N/A             N/A           N/A       N/A
--------------------------------------------------------------------------------------------
MONEY MARKET FUND      0.25%     0.25%         N/A             N/A          0.25%      N/A
--------------------------------------------------------------------------------------------
MUNICIPAL MONEY
MARKET FUND             N/A       N/A          N/A             N/A          0.25%      N/A
--------------------------------------------------------------------------------------------
NATIONAL TAX-FREE
MONEY MARKET FUND      0.25%      N/A         0.10%           0.00%          N/A      0.25%
--------------------------------------------------------------------------------------------
TREASURY PLUS MONEY
MARKET FUND            0.25%      N/A          N/A           0.00%           N/A      0.25%
--------------------------------------------------------------------------------------------
100% TREASURY MONEY
MARKET FUND            0.25%      N/A          N/A             N/A           N/A      0.25%

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      For the year ended February 28, 2007, shareholder servicing fees paid were as follows:

                                                   Administrator   Institutional    Investor       Service
Fund                    Class A        Class B         Class           Class          Class         Class
-------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE
MONEY MARKET FUND     $  6,541,534           N/A             N/A             N/A           N/A   $  1,025,132
-------------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY
MARKET FUND              4,921,638           N/A   $   1,141,754   $           0           N/A     13,512,418
-------------------------------------------------------------------------------------------------------------
MINNESOTA MONEY
MARKET FUND                278,748           N/A             N/A             N/A           N/A            N/A
-------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND       18,273,014   $ 3,408,312             N/A             N/A   $ 1,824,260            N/A
-------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY
MARKET FUND                    N/A           N/A             N/A             N/A     1,193,023            N/A
-------------------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE
MONEY MARKET FUND        2,636,194           N/A         534,762               0           N/A      2,935,706
-------------------------------------------------------------------------------------------------------------
TREASURY PLUS
MONEY MARKET FUND        7,168,606           N/A             N/A               0           N/A      3,014,469
-------------------------------------------------------------------------------------------------------------
100% TREASURY MONEY
MARKET FUND                581,274           N/A             N/A             N/A           N/A      9,402,234

DISTRIBUTION FEES

      The Trust has adopted a Distribution Plan (the "Plan") for Class B shares of the Money Market Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of up to 0.75% of average daily net assets.

      For the year ended February 28, 2007, distribution fees incurred are disclosed on the Statements of Operations.

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      Funds Management waived fees or reimbursed expenses proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable. Funds Management has committed to waive fees and/or reimburse expenses to the extent necessary to maintain certain net operating expense ratios for the Funds. These net operating expense ratios during the period were as follows:

                                                     Net Operating Expense Ratios
                                         -------------------------------------------------------
Fund                                     Class A              Class B             Investor Class
------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND*    0.65%                 N/A                     N/A
------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND*             0.65%                 N/A                     N/A
------------------------------------------------------------------------------------------------
MINNESOTA MONEY MARKET FUND*              0.80%                 N/A                     N/A
------------------------------------------------------------------------------------------------
MONEY MARKET FUND*                        0.76%                1.51%                   0.65%
------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND*               N/A                  N/A                    0.64%
------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET FUND*      0.65%                 N/A                     N/A
------------------------------------------------------------------------------------------------
TREASURY PLUS MONEY MARKET FUND*          0.65%                 N/A                     N/A
------------------------------------------------------------------------------------------------
100% TREASURY MONEY MARKET FUND*          0.65%                 N/A                     N/A

*     The Fund's adviser has committed to waive fees through June 30, 2007.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

4. DISTRIBUTION TO SHAREHOLDERS
--------------------------------------------------------------------------------

      The tax character of distributions paid during the year ended February 28, 2007 was as follows:

                                          Tax-Exempt       Ordinary       Long-Term     Dividends Paid on
Fund                                        Income          Income       Capital Gain      Redemptions          Total
-------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND   $  85,959,696   $        7,505   $    116,142   $               0   $  86,083,343
-------------------------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND                        0      714,969,868              0                   0     714,969,868
-------------------------------------------------------------------------------------------------------------------------
MINNESOTA MONEY MARKET FUND                 3,040,945              804              0                   0       3,041,749
-------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND                                   0      409,571,877              0                   0     409,571,877
-------------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND                14,195,436                0              0                   0      14,195,436
-------------------------------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET FUND       119,184,771            8,327              0                   0     119,193,098
-------------------------------------------------------------------------------------------------------------------------
TREASURY PLUS MONEY MARKET FUND                     0      258,634,733              0                   0     258,634,733
-------------------------------------------------------------------------------------------------------------------------
100% TREASURY MONEY MARKET FUND                     0      173,655,807              0                   0     173,655,807

      The tax character of distributions paid during the period ended February 28, 2006 was as follows:

                                          Tax-Exempt       Ordinary       Long-Term     Dividends Paid on
Fund                                        Income          Income       Capital Gain      Redemptions           Total
-------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND   $  50,732,739   $        1,646   $          0   $               0   $  50,734,385
-------------------------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND                        0      335,710,052              0                   0     335,710,052
-------------------------------------------------------------------------------------------------------------------------
MINNESOTA MONEY MARKET FUND                 2,352,643                0              0                   0       2,352,643
-------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND                                   0      203,644,821              0                   0     203,644,821
-------------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND                 4,594,417                0              0                   0       4,594,417
-------------------------------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET FUND        77,632,829            3,030        272,423                   0      77,908,282
-------------------------------------------------------------------------------------------------------------------------
TREASURY PLUS MONEY MARKET FUND                     0      140,545,535              0                   0     140,545,535
-------------------------------------------------------------------------------------------------------------------------
100% TREASURY MONEY MARKET FUND                     0       90,583,394              0                   0      90,583,394

      The tax character of distributions paid during the year ended March 31, 2005 was as follows:

                                          Tax-Exempt       Ordinary       Long-Term     Dividends Paid on
Fund                                        Income          Income       Capital Gain      Redemptions           Total
-------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND   $  20,703,445   $        5,432   $    227,672   $               0   $  20,936,549
-------------------------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND                        0      133,925,765              0                   0     133,925,765
-------------------------------------------------------------------------------------------------------------------------
MINNESOTA MONEY MARKET FUND                   690,014           26,632          9,775                   0         726,421
-------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND                                   0       61,271,614              0                   0      61,271,614
-------------------------------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET FUND        25,810,447          139,049        231,259                   0      26,180,755
-------------------------------------------------------------------------------------------------------------------------
TREASURY PLUS MONEY MARKET FUND                     0       55,985,914              0                   0      55,985,914
-------------------------------------------------------------------------------------------------------------------------
100% TREASURY MONEY MARKET FUND                     0       35,029,175              0                   0      35,029,175
-------------------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      As of February 28, 2007, the components of distributable earnings on a tax basis are shown on the table below:

                      Undistributed   Undistributed   Undistributable     Unrealized
                       Tax-Exempt        Ordinary       Long-Term        Appreciation    Capital Loss
Fund                     Income           Income       Capital Gain     (Depreciation)   Carryforward         Total
------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE
MONEY MARKET FUND     $     985,191   $      72,014   $        13,543   $            0   $          0   $     1,070,748
------------------------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY
MARKET FUND                       0      40,200,751                 0                0              0        40,200,751
------------------------------------------------------------------------------------------------------------------------
MINNESOTA MONEY
MARKET FUND                  11,922               0                 0                1        (17,079)           (5,156)
------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND                 0         730,319                 0                0       (263,316)          467,003
------------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY
MARKET FUND                  37,977               0                 0                0        (49,106)          (11,129)
------------------------------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE
MONEY MARKET FUND         4,098,661               0                 0                0        (25,415)        4,073,246
------------------------------------------------------------------------------------------------------------------------
TREASURY PLUS MONEY
MARKET FUND                       0      15,971,505                 0                0       (118,019)       15,853,486
------------------------------------------------------------------------------------------------------------------------
100% TREASURY MONEY
MARKET FUND                       0      12,604,688                 0           (1,376)       (10,049)       12,593,263

5. LEGAL AND REGULATORY MATTERS
--------------------------------------------------------------------------------

      In 2004, the Strong Funds' investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the Securities and Exchange Commission and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement also imposed fee reductions across the predecessor fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. Funds Management has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

6. NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

      In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. In December 2006, the SEC issued a letter allowing for an implementation delay for funds until the last NAV calculation in the first required reporting period for fiscal years beginning after December 15, 2006. As of February 28, 2007, Management does not believe the impact of the adoption of FIN 48 will be material to the financial statements.

      In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of February 28, 2007, Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND CLASS A, CLASS B, AND INVESTOR CLASS
SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

      We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the California Tax-Free Money Market Fund, Government Money Market Fund, Minnesota Money Market Fund, Money Market Fund, National Tax-Free Money Market Fund, Treasury Plus Money Market Fund, and 100% Treasury Money Market Fund (collectively the "Funds"), seven of the Funds constituting the Wells Fargo Funds Trust as of February 28, 2007, and the related statements of operations for the year then ended, and statements of changes in net assets and the financial highlights for the periods presented. We have also audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Municipal Money Market Fund (the "Fund"), one of the Funds constituting the Wells Fargo Funds Trust as of February 28, 2007, and the related statements of operations for the year then ended, changes in net assets and financial highlights for the three years or periods ended February 28, 2007. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Municipal Money Market Fund for each of the years ended October 31, 2004, and prior, were audited by other auditors whose report dated December 6, 2004 expressed an unqualified opinion on those financial highlights.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2007, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of the Wells Fargo Funds Trust as of February 28, 2007, the results of their operations, changes in their net assets and their financial highlights for the periods indicated in the paragraph above, in conformity with U.S. generally accepted accounting principles.

                                                        /s/ KPMG LLP

Philadelphia, Pennsylvania
April 20, 2007

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or by visiting the SEC Web site at WWW.SEC.GOV.

TAX INFORMATION (UNAUDITED)

      For federal and California income tax purposes, the following Fund(s) designates a percentage of its distributions paid from net investment income during the year as exempt-interest dividends under Section 852(b)(5) of the Code and under Section 17145 of the California Revenue and Taxation Code:

                                                                          % of the distributions paid
Fund                                                                       from net investment income
-----------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND                                                     100
-----------------------------------------------------------------------------------------------------

      For federal income tax purposes, the following Fund(s) designates a percentage of its distributions paid from net investment income during the year as exempt-interest dividends under Section 852(b)(5) of the Code:

                                                                          % of the distributions paid
Fund                                                                       from net investment income
-----------------------------------------------------------------------------------------------------
MINNESOTA MONEY MARKET FUND                                                           100
-----------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND                                                           100
-----------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET FUND                                                   100
-----------------------------------------------------------------------------------------------------

      For California income tax purposes, the following Fund(s) designates a percentage of its distributions paid from net investment income during the year as California exempt-interest dividends under Section 17145 of the California Revenue and Taxation Code:

                                                                          % of the distributions paid
Fund                                                                       from net investment income
-----------------------------------------------------------------------------------------------------
100% TREASURY MONEY MARKET FUND                                                       100
-----------------------------------------------------------------------------------------------------

      Pursuant to Section 852(b)(3) of the Internal Revenue Code, the Fund(s) listed below designates the following amounts as long-term capital gain dividends:

Fund                                                                          Long-Term Capital Gain
-----------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND                                               $116,142
-----------------------------------------------------------------------------------------------------

      Pursuant to Section 871(k)(1)(c) of the Code, the Fund(s) designate(s) the following amount(s) as interest-related dividends:

                                                                                   Interest-Related
Fund                                                                                   Dividends
-----------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND                                                         $699,454,827
-----------------------------------------------------------------------------------------------------
MONEY MARKET FUND                                                                     409,364,537
-----------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET FUND                                                         8,327
-----------------------------------------------------------------------------------------------------
TREASURY PLUS MONEY MARKET FUND                                                       252,405,964
-----------------------------------------------------------------------------------------------------
100% TREASURY MONEY MARKET FUND                                                       170,215,054
-----------------------------------------------------------------------------------------------------

OTHER INFORMATION (UNAUDITED)           WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund (except Money Market Funds) is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 144 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

---------------------------------------------------------------------------------------------------------
                          POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE **    PAST FIVE YEARS                     OTHER DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------
Thomas S. Goho            Trustee, since 1987     Wake Forest University,             None
64                                                Calloway School of Business and
                                                  Accountancy - The Thomas
                                                  Goho Chair of Finance since
                                                  January 2006. Associate
                                                  Professor of Finance from
                                                  1999-2005.
---------------------------------------------------------------------------------------------------------
Peter G. Gordon           Trustee, since 1998     Chairman, CEO and Co-               None
64                        (Chairman since 2005)   Founder of Crystal Geyser
                          (Lead Trustee since     Water Company and President
                          2001)                   of Crystal Geyser Roxane
                                                  Water Company.
---------------------------------------------------------------------------------------------------------
Richard M. Leach          Trustee, since 1987     Retired. Prior thereto,             None
73                                                President of Richard M. Leach
                                                  Associates (a financial
                                                  consulting firm).
---------------------------------------------------------------------------------------------------------
Olivia S. Mitchell        Trustee, since 2006     Professor of Insurance and          None
54                                                Risk Management, Wharton School,
                                                  University of Pennsylvania.
                                                  Director of the Boettner
                                                  Center on Pensions and Retirement
                                                  Research. Research Associate
                                                  and Board Member, Penn Aging
                                                  Research Center. Research
                                                  Associate, National Bureau of
                                                  Economic Research.
---------------------------------------------------------------------------------------------------------
Timothy J. Penny          Trustee, since 1996     Senior Counselor to the             None
55                                                public relations firm of
                                                  Himle-Horner and Senior Fellow
                                                  at the Humphrey Institute,
                                                  Minneapolis, Minnesota (a
                                                  public policy organization).
---------------------------------------------------------------------------------------------------------
Donald C. Willeke         Trustee, since 1996     Principal of the law firm of        None
66                                                Willeke & Daniels.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

INTERESTED TRUSTEE***

---------------------------------------------------------------------------------------------------------
                          POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE **    PAST FIVE YEARS                     OTHER DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------
J. Tucker Morse           Trustee, since 1987     Private Investor/Real Estate        None
62                                                Developer. Prior thereto,
                                                  Chairman of Whitepoint
                                                  Capital, LLC until 2004.
---------------------------------------------------------------------------------------------------------

OFFICERS

---------------------------------------------------------------------------------------------------------
                          POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE       PAST FIVE YEARS                     OTHER DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------
Karla M. Rabusch          President, since 2003   Executive Vice President of         None
47                                                Wells Fargo Bank, N.A. and
                                                  President of Wells Fargo Funds
                                                  Management, LLC since 2003.
                                                  Senior Vice President and Chief
                                                  Administrative Officer of Wells
                                                  Fargo Funds Management, LLC
                                                  from 2001 to 2003.
---------------------------------------------------------------------------------------------------------
C. David Messman          Secretary, since 2000;  Senior Vice President and           None
46                        Chief Legal Counsel     Secretary of Wells Fargo Funds
                          since 2003              Management, LLC since 2001.
                                                  Vice President and Managing
                                                  Senior Counsel of Wells Fargo
                                                  Bank, N.A. since 1996.
---------------------------------------------------------------------------------------------------------
A. Erdem Cimen            Treasurer, since 2006   Vice President of Financial         None
33                                                Operations for Wells Fargo
                                                  Funds Management, LLC since 2006.
                                                  From 2001 to 2006, Vice
                                                  President of Wells Fargo Bank,
                                                  N.A. and Vice President of
                                                  Wells Fargo Bank, N.A. Auto
                                                  Finance Group. Vice President of
                                                  Portfolio Risk Management for
                                                  Wells Fargo Bank, N.A. Auto
                                                  Finance Group from 2004 to 2006.
---------------------------------------------------------------------------------------------------------
Dorothy A. Peters         Chief Compliance        Chief Compliance Officer of         None
45                        Officer, since 2004     Wells Fargo Funds
                                                  Management, LLC since 2004.
                                                  Chief Compliance Officer for
                                                  Wells Fargo Funds
                                                  Management, LLC from 1997
                                                  to 2002. In 2002, Ms. Peters
                                                  left Wells Fargo Funds
                                                  Management, LLC to pursue
                                                  personal goals.
---------------------------------------------------------------------------------------------------------

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

 ** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

*** As of February 28, 2007, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

LIST OF ABBREVIATIONS                   WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

      The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG    --Association of Bay Area Governments
ADR     --American Depositary Receipt
AMBAC   --American Municipal Bond Assurance Corporation
AMT     --Alternative Minimum Tax
ARM     --Adjustable Rate Mortgages
BART    --Bay Area Rapid Transit
CDA     --Community Development Authority
CDO     --Collateralized Debt Obligation
CDSC    --Contingent Deferred Sales Charge
CGIC    --Capital Guaranty Insurance Company
CGY     --Capital Guaranty Corporation
COP     --Certificate of Participation
CP      --Commercial Paper
CTF     --Common Trust Fund
DW&P    --Department of Water & Power
DWR     --Department of Water Resources
ECFA    --Educational & Cultural Facilities Authority
EDFA    --Economic Development Finance Authority
ETET    --Eagle Tax-Exempt Trust
FFCB    --Federal Farm Credit Bank
FGIC    --Financial Guaranty Insurance Corporation
FHA     --Federal Housing Authority
FHAG    --Federal Housing Agency
FHLB    --Federal Home Loan Bank
FHLMC   --Federal Home Loan Mortgage Corporation
FNMA    --Federal National Mortgage Association
GDR     --Global Depositary Receipt
GNMA    --Government National Mortgage Association
GO      --General Obligation
HCFR    --Healthcare Facilities Revenue
HEFA    --Health & Educational Facilities Authority
HEFAR   --Higher Education Facilities Authority Revenue
HFA     --Housing Finance Authority
HFFA    --Health Facilities Financing Authority
IDA     --Industrial Development Authority
IDAG    --Industrial Development Agency
IDR     --Industrial Development Revenue
LIBOR   --London Interbank Offered Rate
LLC     --Limited Liability Corporation
LOC     --Letter of Credit
LP      --Limited Partnership
MBIA    --Municipal Bond Insurance Association
MFHR    --Multi-Family Housing Revenue
MTN     --Medium Term Note
MUD     --Municipal Utility District
PCFA    --Pollution Control Finance Authority
PCR     --Pollution Control Revenue
PFA     --Public Finance Authority
PFFA    --Public Facilities Financing Authority
plc     --Public Limited Company
PSFG    --Public School Fund Guaranty
R&D     --Research & Development
RDA     --Redevelopment Authority
RDFA    --Redevelopment Finance Authority
REITS   --Real Estate Investment Trusts
SFHR    --Single Family Housing Revenue
SFMR    --Single Family Mortgage Revenue
SLMA    --Student Loan Marketing Association
TBA     --To Be Announced
TRAN    --Tax Revenue Anticipation Notes
USD     --Unified School District
XLCA    --XL Capital Assurance

THIS PAGE IS INTENTIONALLY LEFT BLANK --

[LOGO]
WELLS  ADVANTAGE
FARGO  FUNDS

More information about WELLS FARGO ADVANTAGE FUNDS(SM) is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com
Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1- 800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member NASD/SIPC, an affiliate of Wells Fargo & Company.

                -----------------------------------------------------
                NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
                -----------------------------------------------------

--------------------------------------------------------------------------------
(C) 2007 Wells Fargo  |  www.wellsfargo.com/advantagefunds  |       103489 04-07
Funds Management,     |                                     |   AMMR/AR004 02/07
LLC. All rights
reserved.

                                                               [LOGO]
                                                               WELLS  ADVANTAGE
                                                               FARGO  FUNDS

--------------------------------------------------------------------------------
                                FEBRUARY 28, 2007
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]               Annual Report
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

ADMINISTRATOR, INSTITUTIONAL, AND SERVICE CLASS
Wells Fargo Advantage California Tax-Free Money Market Fund
Wells Fargo Advantage Cash Investment Money Market Fund
Wells Fargo Advantage Government Money Market Fund
Wells Fargo Advantage Heritage Money Market Fund(SM)
Wells Fargo Advantage National Tax-Free Money Market Fund
Wells Fargo Advantage Prime Investment Money Market Fund
Wells Fargo Advantage Treasury Plus Money Market Fund
Wells Fargo Advantage 100% Treasury Money Market Fund

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

Table of Contents

Letter to Shareholders ....................................................    1
--------------------------------------------------------------------------------
Money Market Overview .....................................................    2
--------------------------------------------------------------------------------
Primary Investments .......................................................    4
--------------------------------------------------------------------------------
Performance Highlights
--------------------------------------------------------------------------------
   California Tax-Free Money Market Fund ..................................    5
   Cash Investment Money Market Fund ......................................    6
   Government Money Market Fund ...........................................    7
   Heritage Money Market Fund .............................................    8
   National Tax-Free Money Market Fund ....................................    9
   Prime Investment Money Market Fund .....................................   10
   Treasury Plus Money Market Fund ........................................   11
   100% Treasury Money Market Fund ........................................   12
Fund Expenses (Unaudited) .................................................   13
--------------------------------------------------------------------------------
Portfolio of Investments
--------------------------------------------------------------------------------
   California Tax-Free Money Market Fund ..................................   15
   Cash Investment Money Market Fund ......................................   24
   Government Money Market Fund ...........................................   29
   Heritage Money Market Fund .............................................   32
   National Tax-Free Money Market Fund ....................................   35
   Prime Investment Money Market Fund .....................................   51
   Treasury Plus Money Market Fund ........................................   55
   100% Treasury Money Market Fund ........................................   56
Financial Statements
--------------------------------------------------------------------------------
   Statements of Assets and Liabilities ...................................   58
   Statements of Operations ...............................................   60
   Statements of Changes in Net Assets ....................................   62
   Financial Highlights ...................................................   70
   Notes to Financial Highlights ..........................................   74
Notes to Financial Statements .............................................   75
--------------------------------------------------------------------------------
Report of Independent Registered Public Accounting Firm ...................   82
--------------------------------------------------------------------------------
Other Information (Unaudited) .............................................   83
--------------------------------------------------------------------------------
List of Abbreviations .....................................................   87
--------------------------------------------------------------------------------

                -------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
                -------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS                  WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      Enclosed please find your WELLS FARGO ADVANTAGE MONEY MARKET FUNDS annual report for the 12-month period that ended February 28, 2007. On the following pages, you will find a discussion of the Funds, including performance highlights, information about the Funds' holdings, and the portfolio manager's strategic outlook.

REVIEW OF THE ECONOMY
--------------------------------------------------------------------------------

      The economy weathered several starts and stops during the period. By the second quarter of 2006, the U.S. economy was showing signs of slowing down. The housing market became sluggish, with mortgage applications falling and homes staying on the market for longer periods. Consumer confidence weakened, and the potential for inflation was hard to gauge. By the end of June 2006, real Gross Domestic Product (GDP) had slowed to 2.9%, driven mostly by a falloff in consumer spending from an unsustainable pace that had been set early in 2006. Other indicators, however, remained encouraging. Capital spending and the manufacturing sector continued to perform well. Most labor markets also remained healthy. These mixed economic indicators during the first six months of the period made it difficult to speculate about the Fed's next move in terms of raising or lowering the Federal funds rate.

      Then at its meeting on August 8, 2006, the Fed decided to leave the Federal funds rate unchanged at 5.25%. This decision signaled a stop to 17 consecutive interest rate hikes that began in June 2004. The Fed's pause in raising interest rates continued throughout the second half of the 12-month period and helped to keep mortgage interest rates near historic lows. During the second half of the reporting period, the economy slowed further, with growth in real GDP holding at around 2% by the end of the 12-month period and the unemployment rate staying at 4.5%. Household spending was sustained by healthy labor markets, solid growth in household incomes, and gains in net worth stemming from the strength in stock prices. Business spending strengthened in response to a steady outlook for sales and profits.

MONEY MARKET CURVE WAS RELATIVELY STABLE DURING THE PERIOD
--------------------------------------------------------------------------------

      Once it was clear that the Fed was taking a break from raising the Federal funds rate, market sentiment shifted a few times between caution and confidence. During this time of adjustment, the one-year money market rates moved from a high of 5.75% in July 2006 to a low of 5.11% by December 2006. They ended the period at the close of February 2007 at 5.24%, which represented an increase of approximately 0.74% when compared to the 4.50% money market rate reported at the beginning of the period in March 2006.

PLANNING AHEAD
--------------------------------------------------------------------------------

      As the reporting period came to a close, it was difficult to anticipate what the next move by the Fed might be, given the fact that economic activity was clearly slowing down. The uncertainty of future Fed action combined with other market forces supports our belief that successful investing includes a balanced approach of owning a diversified portfolio while keeping a long-term perspective. While diversification may not prevent losses in a downturn, it may help reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 120 Funds that cover a broad spectrum of investment styles and asset classes. Each Fund is managed according to a disciplined approach to investing that features the strategic thinking of portfolio managers chosen for their in-depth knowledge and methodology. We believe that our insistence on seeking money managers who share our dedication to pursuing consistent long-term results offers you a way to navigate changing market conditions and move forward with your financial planning.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                   MONEY MARKET OVERVIEW
--------------------------------------------------------------------------------

MONEY MARKET OVERVIEW

      This annual report covers the 12-month period from March 1, 2006, through February 28, 2007.

PRIME MONEY MARKET SECURITIES
--------------------------------------------------------------------------------

      After raising the target Federal funds rate by 0.25% at 17 consecutive meetings between June 2004 and June 2006, the Fed stopped raising the rate at its August 2006 meeting and held it steady at 5.25% through the end of the 12-month period. The money market yield curve was relatively flat during this time. Once it was clear that the Fed was taking a break from raising the Federal funds rate, the three-month London Inter-Bank Offered Rate (LIBOR) stabilized just under 5.40%. The money market yield curve responded to the volatility in the long-term U.S. bond market, and similar variation was reflected in the one-year LIBOR. As market sentiment moved from caution to ease to a steady outlook and then back to caution again, the one-year rates shifted between a high of 5.75% in July 2006 and a low of 5.11% in early December, back up to 5.40% in January 2007, and finally ended the period at 5.24%.

      Our strategy calls for us to adjust the duration of the portfolio's assets in light of the current trend in interest rates. Consequently, we decreased the portion of the portfolios in very short-term instruments as the direction of rates has changed, which resulted in an increase to the Funds' weighted average maturity.

      Because the direction of rates has turned sideways rather than higher, we have not aggressively purchased longer-dated securities, and neither did we pursue a barbell strategy that would have maturation concentrated in two extremes. For example, we increased the percentage of the assets in the Funds' portfolios maturing between 90 and 180 days (our middle range). Likewise, variable rate issues, which offer the interest rate sensitivity of fixed-rate instruments of shorter maturities but at a somewhat better yield, were also increased.

U.S. GOVERNMENT AGENCY SECURITIES
--------------------------------------------------------------------------------

      Yield spreads between LIBOR and U.S. government agency securities remained wide during the period mostly due to a reduced supply of federal agency obligations available on the market. Other factors contributing to the wide yield spreads between LIBOR and U.S. government agency securities included a continuing high demand for agency securities from foreign central banks and new regulatory requirements that forced the larger agencies to reduce their balance sheets in order to improve their capital ratios. If these trends continue, yields on agency obligations could potentially remain well below those of prime money market securities.

      For the most part, the government agency yield curve flattened during the period. The spread between one-month and one-year agency securities was as wide as 0.59% on March 7, 2006, before narrowing to 0.27% by mid-June 2006. As in the prime markets, this volatility in the yield curve could be traced to shifting perceptions about what the Fed's next move might be. After the Fed confirmed its continued path of raising interest rates at its June 2006 meeting, the agency curve widened to 0.47% on June 30, 2006. It was not long before market consensus shifted once again. In August the agency yield curve renewed its flattening tendency through the remainder of the reporting period, and it narrowed to (0.13)% by February 28, 2007.

U.S. TREASURY SECURITIES
--------------------------------------------------------------------------------

      The yields on short-term U.S. Government Treasury securities followed the general pattern of overall interest rates during most of the period. After rising from 4.60% at the beginning of March 2006 to 5.13% by late July, the yield on the three-month U.S. Treasury bill traded in a narrow range through August, mostly between 5.05% and 5.10%.

      After August, however, the yield on the U.S. Treasury bill experienced more volatility compared to other money market securities. This volatility was primarily due to technical and seasonal factors. Yields fell in September 2006 to 4.87% from July's high of 5.13%. The number of new issues offered in September fell in part to the U.S. Treasury's reduced need for new money. This lower supply, coupled with robust demand, drove yields lower. Yields rebounded in October 2006 before experiencing another precipitous drop in December for reasons similar to those a few months prior. Yields rebounded again toward the end of the reporting period, rising to 5.13% by February 28, 2007.

TAX-FREE SECURITIES
--------------------------------------------------------------------------------

      During March 2006, strong demand and a lack of supply resulted in weekly variable-rate demand notes (VRDNs) being relatively less attractive than taxable alternatives; this was happening at the same time that cash was pouring into the short end of the municipal bond market in advance of April tax payments. Short-term municipal bond interest rates began to increase as the April 15, 2006, tax payment deadline approached, though money continued to flow into money market funds into the third week of April. After the April tax cycle, rates on VRDNs stabilized. An attempt to push municipal rates much lower in June was met with strong resistance as investors sensitive to

MONEY MARKET OVERVIEW                   WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

interest rates exercised their right to sell VRDNs back to the dealers. By the end of June 2006, rates increased to levels similar to those during tax season.

      In June the California note season took a different tone from the previous year. Investors remembered the poor performance of notes in 2005 and were concerned with potential interest rate increases. As a result, they showed little interest in buying notes this year. Dealers had become accustomed to heavy demand for notes even at levels that were relatively expensive. The first notes of the season were offered at 3.48%, just over 63% of the one-year LIBOR, and had to be repriced upward to 3.52%, closer to 64% of the one-year LIBOR. Issuance of nonspecialty state notes (notes issued by states that do not have an income tax) during the period was very light, and clearing levels for national paper were only slightly higher than they were for California paper.

      The yield spread between the general market's VRDNs and California's went from around 0.5% to greater than 0.10% in July, moved beyond 0.15% in October, and hit a sustained peak at a spread of around 0.20% by the end of November. As a result, the yield on the general market's VRDNs was 0.20% higher than what they were for California's. The spread finally began to lessen in February 2007 but was still 0.10% at the end of the 12-month period. Fixed-rate California paper traded during the period at spreads of 0.10% to 0.15% lower than general market paper of similar quality. The main cause for the disparity seemed to be a reduction in the number of California Revenue Anticipation Notes (RANs) issued. The dollar value of the RANs issued in 2005 that matured at the end of June 2006 was $3 billion. The 2006 RAN issues that will mature in June 2007 were not offered until October 2006, and their dollar value was $1.5 billion, one half of the previous year's value. Retail investor demand was sufficient to absorb the $1.5 billion in notes, and it became unnecessary to offer the notes to institutional investors at the time of issuance.

      Deal issuance was also cut in the general market. What is generally the largest short note issuance of the year, Texas Tax Revenue Anticipation Notes (TRANs), was cut from $6.2 billion down to $4.6 billion. Lack of note supply in the national market also meant that deals such as the Texas TRANs were strongly received by institutional investors who needed fixed-rate paper for their portfolios; these TRANs cleared at around 65% of the corresponding LIBOR rate. The effect was also felt in the tax-exempt commercial paper market, where most of the offerings in the fall of 2006 were priced in the high 3.40% range, even though the Bond Market Association (BMA) frequently reset in the mid 3.50% range.

      Overall rates in the short end of the municipal market were less volatile during the last year as measured by the ratio of the weekly BMA Municipal Swap Index to the one-month LIBOR rate. BMA peaked at approximately 75% of one-month LIBOR rate during April 2006 compared to 98% of the one-month LIBOR rate in April 2005. Relative to taxable securities, municipal securities were more expensive during the past year as well. On average, BMA was set at approximately 67.7% of the one-month LIBOR rate during the last year, compared to approximately 72.7% of the one-month LIBOR rate the previous year.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------

      While the Fed continues to express more concern about inflation and sees "firmer economic growth," the market's perception is that the economy is weakening. The market has vacillated between expecting and not expecting the Fed to cut the Federal funds target interest rate sometime during the first half of 2007.

      In response, the Fed has reiterated at the conclusion of its last five meetings that "the extent and timing of any additional firming will depend on the outlook for both inflation and economic growth." We believe that the next move by the Fed will be in the second half of 2007 and that to the surprise of the market, that move will be to increase the Federal funds rate instead of decreasing it. If that happens, it is not certain that all money market rates would resume their upward trend. Instead, rates may remain stable or even fall somewhat. We conclude that our prudent policy of modestly and opportunistically extending the Funds' average maturity is the best course at this time.

      AN INVESTMENT IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

--------------------------------------------------------------------------------
      The views expressed are as of February 28, 2007, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE MONEY MARKET FUNDS.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                     PRIMARY INVESTMENTS
--------------------------------------------------------------------------------

PRIMARY INVESTMENTS*
--------------------------------------------------------------------------------

                                             California     Cash                           National    Prime     Treasury    100%
Wells Fargo Advantage Money Market Funds      Tax-Free   Investment  Government  Heritage  Tax-Free  Investment    Plus    Treasury
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Securities                                     X            X         X                    X           X         X
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements                                        X            X         X                    X           X
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Obligations                                  X            X         X                    X
------------------------------------------------------------------------------------------------------------------------------------
Commercial Paper                                             X                      X                    X
------------------------------------------------------------------------------------------------------------------------------------
Certificates Of Deposit/Bankers Acceptances                  X                      X                    X
------------------------------------------------------------------------------------------------------------------------------------
Time Deposits                                                X                      X                    X
------------------------------------------------------------------------------------------------------------------------------------
Floating/Variable Rate Notes/Bonds               X           X            X         X         X          X
------------------------------------------------------------------------------------------------------------------------------------
Mortgage And Asset-Backed Securities                         X                      X                    X
------------------------------------------------------------------------------------------------------------------------------------
Corporate Notes/Bonds                                        X                      X                    X
------------------------------------------------------------------------------------------------------------------------------------
Municipal Obligations                            X                                            X
------------------------------------------------------------------------------------------------------------------------------------
Municipal Commercial Paper                       X                                            X
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

* The chart highlights some of the primary investments that the Funds may make as part of their investment strategies. The chart does not identify all of the permitted investments for each Fund.

PERFORMANCE HIGHLIGHTS                  WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET FUND - SERVICE CLASS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET FUND (the Fund) seeks current income exempt from federal income tax and California individual income tax, while preserving capital and liquidity.

ADVISER                                 SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGER                            FUND INCEPTION DATE
   David D. Sylvester                      01/01/1992

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------

                                           6-Month*   1-Year   5-Year   10-Year
--------------------------------------------------------------------------------
Service Class                                1.53      3.06     1.53      2.07
--------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT).

FUND YIELD SUMMARY 1 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------
   7-Day Current Yield                                                     3.14%
--------------------------------------------------------------------------------
   7-Day Compound Yield                                                    3.19%
--------------------------------------------------------------------------------
   30-Day Simple Yield                                                     3.09%
--------------------------------------------------------------------------------
   30-Day Compound Yield                                                   3.14%

PORTFOLIO COMPOSITION 2 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Municipal Commercial Paper                                                  (8%)
Municipal Demand Notes                                                     (87%)
Municipal Bonds                                                             (5%)

FUND CHARACTERISTIC 2 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------
   Weighted Average Maturity                                            17 days
--------------------------------------------------------------------------------

MATURITY DISTRIBUTION 2 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Overnight                                                                  (13%)
2-14 days                                                                  (75%)
30-59 days                                                                  (2%)
60-89 days                                                                  (2%)
90-179 days                                                                 (8%)

--------------------------------------------------------------------------------

1 The Fund's adviser has committed through June 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders.Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 2.85%.

      Performance shown for the Service Class shares of the WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET FUND for periods prior to November 8, 1999 reflects performance of the Class A shares of the Stagecoach California Tax-Free Money Market Fund, its predecessor fund, and includes fees and expenses that are not applicable to and are higher than those of the Service Class shares.

2 Fund characteristic, portfolio composition and maturity distribution are subject to change.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                  PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND - ADMINISTRATOR, INSTITUTIONAL AND SERVICE CLASS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND (the Fund) seeks current income, while preserving capital and liquidity.

ADVISER                                 SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGER                            FUND INCEPTION DATE
   David D. Sylvester                      10/14/1987

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------

                                           6-Month*   1-Year   5-Year   10-Year
--------------------------------------------------------------------------------
  Administrator Class                        2.52      4.96     2.33     3.68
--------------------------------------------------------------------------------
  Institutional Class                        2.59      5.12     2.51     3.82
--------------------------------------------------------------------------------
  Service Class                              2.44      4.80     2.22     3.62
--------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

FUND YIELD SUMMARY 1 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------

                                        Administrator   Institutional   Service
                                            Class           Class        Class
--------------------------------------------------------------------------------
   7-Day Current Yield 1                    5.04%           5.19%        4.89%
--------------------------------------------------------------------------------
   7-Day Compound Yield                     5.17%           5.32%        5.01%
--------------------------------------------------------------------------------
   30-Day Simple Yield                      5.03%           5.18%        4.88%
--------------------------------------------------------------------------------
   30-Day Compound Yield                    5.15%           5.30%        4.99%

PORTFOLIO COMPOSITION 2 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Floating/Variable Rate Bonds/Notes                                         (25%)
Repurchase Agreements                                                      (11%)
Time Deposits                                                              (11%)
Commercial Paper                                                           (39%)
Certificates of Deposit                                                     (5%)
Municipal Bonds                                                             (1%)
Corporate Bonds                                                             (8%)

FUND CHARACTERISTIC 2 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------
   Weighted Average Maturity                                            39 days

MATURITY DISTRIBUTION 2 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Overnight                                                                  (22%)
2-14 days                                                                  (26%)
15-29 days                                                                 (16%)
30-59 days                                                                 (16%)
60-89 days                                                                  (7%)
90-179 days                                                                (11%)
180-269 days                                                                (1%)
270+ days                                                                   (1%)

--------------------------------------------------------------------------------

1 The Fund's adviser has committed through June 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders.Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 5.02%, 5.14%, and 4.85% for Administrator, Institutional, and Service share Classes, respectively.

      Performance shown for the Administrator Class shares of the WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND for periods prior to July 31, 2003, reflects the performance of the Fund's Service Class shares, and includes fees and expenses that are not applicable to, and are higher than those of the Administrator Class shares. Performance shown for the Institutional Class shares of the Fund for periods prior to November 8, 1999, reflects performance of the Fund's Service Class shares and includes fees and expenses that are not applicable to and are higher than those of the Institutional Class shares.

2 Fund characteristic, portfolio composition and maturity distribution are subject to change.

PERFORMANCE HIGHLIGHTS                  WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND - ADMINISTRATOR, INSTITUTIONAL AND SERVICE CLASS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND (the Fund) seeks current income, while preserving capital and liquidity.

ADVISER                                 SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGER                            FUND INCEPTION DATE
   David D. Sylvester                      11/16/1987

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------

                                           6-Month*   1-Year   5-Year   10-Year
--------------------------------------------------------------------------------
   Administrator Class                       2.50      4.92     2.29      3.56
--------------------------------------------------------------------------------
   Institutional Class                       2.57      5.07     2.40      3.61
--------------------------------------------------------------------------------
   Service Class                             2.42      4.76     2.18      3.50
--------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      THE U.S. GOVERNMENT GUARANTEE APPLIES TO CERTAIN OF THE UNDERLYING SECURITIES HELD BY THE FUND AND NOT TO SHARES OF THE FUND ITSELF.

FUND YIELD SUMMARY 1 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------

                                        Administrator   Institutional   Service
                                            Class           Class        Class
--------------------------------------------------------------------------------
   7-Day Current Yield                       4.99%          5.14%        4.84%
--------------------------------------------------------------------------------
   7-Day Compound Yield                      5.11%          5.27%        4.95%
--------------------------------------------------------------------------------
   30-Day Simple Yield                       4.98%          5.13%        4.83%
--------------------------------------------------------------------------------
   30-Day Compound Yield                     5.09%          5.25%        4.94%

PORTFOLIO COMPOSITION 2 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Repurchase Agreements                                                      (72%)
FNMA                                                                        (8%)
FHLMC                                                                       (8%)
FHLB                                                                        (8%)
FFCB                                                                        (4%)

FUND CHARACTERISTIC 2 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------
   Weighted Average Maturity                                            16 days
--------------------------------------------------------------------------------

MATURITY DISTRIBUTION 2 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Overnight                                                                  (63%)
2-14 days                                                                  (16%)
15-29 days                                                                  (5%)
30-59 days                                                                  (8%)
60-89 days                                                                  (2%)
90-179 days                                                                 (4%)
180-269 days                                                                (1%)
270+ days                                                                   (1%)

--------------------------------------------------------------------------------

1 The Fund's adviser has committed through June 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 4.96%, 5.08%, 4.79% for Administrator, Institutional, and Service share Classes, respectively.

      Performance shown for the Administrator Class shares of the WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND for periods prior to July 31, 2003, reflects the performance of the Fund's Service Class shares, and includes fees and expenses that are not applicable to, and are higher than, those of the Administrator Class shares. Performance shown for the Institutional Class shares of the Fund for periods prior to July 28, 2003, reflects performance of the Fund's Service Class shares and includes fees and expenses that are not applicable to, and are higher than those of the Institutional Class shares. Performance shown for the Service Class shares of the Fund for periods prior to November 8, 1999, its predecessor fund.

2 Fund characteristic, portfolio composition and maturity distribution are subject to change.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                  PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND - ADMINISTRATOR AND INSTITUTIONAL CLASS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND(SM) (the Fund) seeks current income, while preserving capital and liquidity.

ADVISER                                 SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGER                            FUND INCEPTION DATE
   David D. Sylvester                      06/29/1995

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------
                                           6-Month*   1-Year   5-Year   10-Year
--------------------------------------------------------------------------------
   Administrator Class                       2.49      4.91     2.31      3.70
--------------------------------------------------------------------------------
   Institutional Class                       2.60      5.12     2.53      3.86

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

FUND YIELD SUMMARY 1 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------

                                                 Administrator    Institutional
                                                     Class            Class
--------------------------------------------------------------------------------
   7-Day Current Yield                               5.00%            5.20%
--------------------------------------------------------------------------------
   7-Day Compound Yield                              5.12%            5.33%
--------------------------------------------------------------------------------
   30-Day Simple Yield                               4.99%            5.19%
--------------------------------------------------------------------------------
   30-Day Compound Yield                             5.10%            5.31%

PORTFOLIO COMPOSITION 2 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Commercial Paper                                                           (38%)
Municipal Demand Notes                                                      (2%)
Time Deposits                                                              (10%)
Certificate of Deposit                                                      (2%)
Corporate Bonds                                                             (4%)
Floating/Variable Rate Bonds/Notes                                         (24%)
Repurchase Agreements                                                      (20%)

FUND CHARACTERISTIC 2 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------
   Weighted Average Maturity                                            32 days
--------------------------------------------------------------------------------

MATURITY DISTRIBUTION 2 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Overnight                                                                  (29%)
2-14 days                                                                  (23%)
15-29 days                                                                 (14%)
30-59 days                                                                 (16%)
60-89 days                                                                 (10%)
90-179 days                                                                 (7%)
270+ days                                                                   (1%)

--------------------------------------------------------------------------------

1 The Fund's adviser has committed through June 30, 2007 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses increased total return to shareholders.Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 4.98% and 5.10% for Administrator and Institutional share Classes, respectively.

      Performance shown for the Administrator Class and Institutional Class shares of the WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND for periods prior to April 11, 2005, reflects the performance of the Investor and Institutional Class shares, respectively, of the Strong Heritage Money Fund, its predecessor fund. Performance shown for the Institutional Class shares of the Fund for periods prior to March 31, 2000, reflects the performance of the predecessor fund's Investor Class shares, and has not been adjusted for the lower expense ratio of the Institutional Class shares.

2 Fund characteristic, portfolio composition and maturity distribution are subject to change.

PERFORMANCE HIGHLIGHTS                  WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND -
ADMINISTRATOR, INSTITUTIONAL AND SERVICE CLASS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND (the Fund) seeks current income exempt from federal income tax, while preserving capital and liquidity.

ADVISER                                SUBADVISER
   Wells Fargo Funds Management, LLC      Wells Capital Management Incorporated

FUND MANAGER                           FUND INCEPTION DATE
   David D. Sylvester                     01/07/1988

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------

                                            6-Month*   1-Year   5-Year   10-Year
--------------------------------------------------------------------------------
   Administrator Class                        1.65      3.28     1.65      2.38
--------------------------------------------------------------------------------
   Institutional Class                        1.70      3.39     1.83      2.50
--------------------------------------------------------------------------------
   Service Class                              1.58      3.13     1.60      2.35
--------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE.THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT).

FUND YIELD SUMMARY 1 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------

                                         Administrator   Institutional   Service
                                             Class           Class        Class
--------------------------------------------------------------------------------
   7-Day Current Yield                       3.36%           3.46%        3.21%
--------------------------------------------------------------------------------
   7-Day Compound Yield                      3.42%           3.52%        3.26%
--------------------------------------------------------------------------------
   30-Day Simple Yield                       3.32%           3.42%        3.17%
--------------------------------------------------------------------------------
   30-Day Compound Yield                     3.37%           3.47%        3.21%
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION 2 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Municipal Bonds                                                             (7%)
Municipal Commercial Paper                                                 (10%)
Municipal Demand Notes                                                     (83%)

FUND CHARACTERISTIC 2 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------
   Weighted Average Maturity                                             20 days
--------------------------------------------------------------------------------

MATURITY DISTRIBUTION 2 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Overnight                                                                   (9%)
2-14 days                                                                  (74%)
30-59 days                                                                  (7%)
60-89 days                                                                  (1%)
90-179 days                                                                 (8%)
270 + days                                                                  (1%)

--------------------------------------------------------------------------------

1 The Fund's adviser has committed through June 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders.Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 3.28%, 3.40%, and 3.11% for Administrator, Institutional, and Service share Classes, respectively.

      Performance shown for the Administrator Class shares of the WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND for periods prior to April 11, 2005 reflects the performance of the Service Class shares of the Fund and includes expenses that are not applicable to and are higher than those of the Administrator Class shares. The Service Class shares annual returns are substantially similar to what the Administrator Class shares returns would be because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the classes do not have the same expenses. Performance shown for the Institutional shares of the Fund for periods to November 8, 1999, reflects performance of the Fund's Service Class shares and includes fees and expenses that are not applicable to and are higher than those of the Institutional Class shares.

2 Fund characteristic, portfolio composition and maturity distribution are subject to change.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                  PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND - INSTITUTIONAL AND SERVICE CLASS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND (the Fund) seeks current income, while preserving capital and liquidity.

ADVISER                                SUBADVISER
   Wells Fargo Funds Management, LLC      Wells Capital Management Incorporated

FUND MANAGER                           FUND INCEPTION DATE
   David D. Sylvester                     09/02/1998

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------

                                       6-Month*   1-Year   5-Year   Life of Fund
--------------------------------------------------------------------------------
   Institutional Class                   2.59      5.10     2.39         3.36
--------------------------------------------------------------------------------
   Service Class                         2.41      4.74     2.13         3.20

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE.THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

FUND YIELD SUMMARY 1 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------

                                                          Institutional  Service
                                                              Class       Class
--------------------------------------------------------------------------------
   7-Day Current Yield                                        5.17%       4.83%
--------------------------------------------------------------------------------
   7-Day Compound Yield                                       5.30%       4.94%
--------------------------------------------------------------------------------
   30-Day Simple Yield                                        5.16%       4.82%
--------------------------------------------------------------------------------
   30-Day Compound Yield                                      5.29%       4.93%

PORTFOLIO COMPOSITION 2 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Floating/Variable Rate Bonds/Notes                                         (19%)
Repurchase Agreements                                                      (35%)
Time Deposits                                                              (11%)
Commercial Paper                                                           (29%)
Certificates of Deposit                                                     (4%)
Corporate Bonds                                                             (2%)

FUND CHARACTERISTIC 2 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------
   Weighted Average Maturity                                             28 days
--------------------------------------------------------------------------------

MATURITY DISTRIBUTION 2 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

270 + days                                                                  (1%)
Overnight                                                                  (44%)
2-14 days                                                                  (18%)
15-29 days                                                                 (14%)
30-59 days                                                                 (10%)
60-89 days                                                                  (6%)
90-179 days                                                                 (7%)

--------------------------------------------------------------------------------

1 The Fund's adviser has committed through June 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders.Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 5.12% and 4.83% for Institutional and Service share Classes, respectively. As of February 28, 2007, amounts waived and/or reimbursed in the Service Class did not have a material impact on the Fund's contractual expense ratio, therefore the current yield and the yield without waived fees and/or reimbursed expenses are identical.

      Performance shown for the Institutional class shares of the WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND for periods prior to July 28, 2003 reflects performance of the Fund's Service Class shares and includes fees and expenses that are not applicable to and are higher than those of the Institutional Class shares. Performance shown for the Service Class shares of the Fund for periods prior to November 8, 1999, reflects performance of the Service Class (formerly public entities) shares of the Norwest Advantage Ready Cash Investment Fund, its predecessor fund.

2 Fund characteristic, portfolio composition and maturity distribution are subject to change.

PERFORMANCE HIGHLIGHTS                  WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND - INSTITUTIONAL AND SERVICE CLASS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND (the Fund) seeks current income, while preserving capital and liquidity.

ADVISER                                SUBADVISER
   Wells Fargo Funds Management, LLC      Wells Capital Management Incorporated

FUND MANAGER                           FUND INCEPTION DATE
   David D. Sylvester                     10/01/1985

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------

                                            6-Month*    1-Year  5-Year   10-Year
--------------------------------------------------------------------------------
   Institutional Class                        2.55      5.01     2.40      3.66
--------------------------------------------------------------------------------
   Service Class                              2.39      4.70     2.10      3.40

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE.THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      THE U.S. GOVERNMENT GUARANTEE APPLIES TO CERTAIN OF THE UNDERLYING SECURITIES HELD BY THE FUND AND NOT TO SHARES OF THE FUND ITSELF.

FUND YIELD SUMMARY 1 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------

                                                          Institutional  Service
                                                              Class       Class
--------------------------------------------------------------------------------
   7-Day Current Yield                                        5.09%       4.79%
--------------------------------------------------------------------------------
   7-Day Compound Yield                                       5.22%       4.91%
--------------------------------------------------------------------------------
   30-Day Simple Yield                                        5.08%       4.78%
--------------------------------------------------------------------------------
   30-Day Compound Yield                                      5.20%       4.89%

PORTFOLIO COMPOSITION 2 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

U.S. Treasury Bills                                                         (6%)
Repurchase Agreements                                                      (94%)

FUND CHARACTERISTIC 2 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------
   Weighted Average Maturity                                              6 days
--------------------------------------------------------------------------------

MATURITY DISTRIBUTION 2 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Overnight                                                                  (91%)
15-29 days                                                                  (3%)
30-59 days                                                                  (5%)
90-179 days                                                                 (1%)

--------------------------------------------------------------------------------

1 The Fund's adviser has committed through June 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders.Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 5.03% and 4.74% for Institutional and Service share Classes, respectively.

      Performance shown for the Institutional and Service Class shares of the WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND for periods prior to November 8, 1999, reflects performance of the Institutional and Service Class shares, respectively, of the Stagecoach Treasury Plus Money Market Fund, its predecessor Fund, and for periods between September 6, 1996 and October 1, 1995, reflects performance of the Pacific American U.S.Treasury Portfolio, the predecessor portfolio.

2 Fund characteristic, portfolio composition and maturity distribution are subject to change.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                  PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND - SERVICE CLASS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND (the Fund) seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

ADVISER                                SUBADVISER
   Wells Fargo Funds Management, LLC      Wells Capital Management Incorporated

FUND MANAGER                           FUND INCEPTION DATE
   David D. Sylvester                     12/03/1990

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------

                                            6-Month*   1-Year   5-Year   10-Year
--------------------------------------------------------------------------------
   Service Class                              2.26      4.44     1.99      3.27
--------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE.THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      THE U.S. GOVERNMENT GUARANTEE APPLIES TO CERTAIN OF THE UNDERLYING SECURITIES HELD BY THE FUND AND NOT TO SHARES OF THE FUND ITSELF.

FUND YIELD SUMMARY 1 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------
   7-Day Current Yield                                                     4.58%
--------------------------------------------------------------------------------
   7-Day Compound Yield                                                    4.68%
--------------------------------------------------------------------------------
   30-Day Simple Yield                                                     4.55%
--------------------------------------------------------------------------------
   30-Day Compound Yield                                                   4.64%

PORTFOLIO COMPOSITION 2 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

U.S. Treasury Bills                                                       (100%)

FUND CHARACTERISTIC 2 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------
   Weighted Average Maturity                                             55 days
--------------------------------------------------------------------------------

MATURITY DISTRIBUTION 2 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Overnight                                                                   (7%)
2-14 days                                                                  (16%)
15-29 days                                                                 (17%)
30-59 days                                                                 (22%)
60-89 days                                                                 (22%)
90-179 days                                                                (14%)
180-269 days                                                                (2%)

--------------------------------------------------------------------------------

1 The Fund's adviser has committed through June 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders.Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 4.34%.

      Performance shown for the Service class shares of the WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND for periods prior to November 8, 1999 reflects performance of the Service Class (formerly Single Class) shares, adjusted for expenses, of the Norwest Advantage Treasury Fund, its predecessor fund.

2 Fund characteristic, portfolio composition and maturity distribution are subject to change.

FUND EXPENSES (UNAUDITED)               WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2006 to February 28, 2007).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                            Beginning      Ending
                                                             Account       Account      Expenses    Net Annual
                                                              Value         Value     Paid During     Expense
                                                            09/01/2006   02/28/2007     Period(1)      Ratio
California Tax-Free Money Market Fund
--------------------------------------------------------------------------------------------------------------
California Tax-Free Money Market Fund - Service Class
Actual                                                      $ 1,000.00   $ 1,015.30      $ 2.25        0.45%
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                    $ 1,000.00   $ 1,022.56      $ 2.26        0.45%

Cash Investment Money Market Fund
--------------------------------------------------------------------------------------------------------------
Cash Investment Money Market Fund - Administrator Class
Actual                                                      $ 1,000.00   $ 1,025.20      $ 1.76        0.35%
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                    $ 1,000.00   $ 1,023.06      $ 1.76        0.35%
--------------------------------------------------------------------------------------------------------------
Cash Investment Money Market Fund - Institutional Class
Actual                                                      $ 1,000.00   $ 1,025.90      $ 1.00        0.20%
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                    $ 1,000.00   $ 1,023.80      $ 1.00        0.20%
--------------------------------------------------------------------------------------------------------------
Cash Investment Money Market Fund - Service Class
Actual                                                      $ 1,000.00   $ 1,024.40      $ 2.51        0.50%
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                    $ 1,000.00   $ 1,022.32      $ 2.51        0.50%

Government Money Market Fund
--------------------------------------------------------------------------------------------------------------
Government Money Market Fund - Administrator Class
Actual                                                      $ 1,000.00   $ 1,025.00      $ 1.76        0.35%
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                    $ 1,000.00   $ 1,023.06      $ 1.76        0.35%
--------------------------------------------------------------------------------------------------------------
Government Money Market Fund - Institutional Class
Actual                                                      $ 1,000.00   $ 1,025.70      $ 1.00        0.20%
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                    $ 1,000.00   $ 1,023.80      $ 1.00        0.20%
--------------------------------------------------------------------------------------------------------------
Government Money Market Fund - Service Class
Actual                                                      $ 1,000.00   $ 1,024.20      $ 2.51        0.50%
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                    $ 1,000.00   $ 1,022.32      $ 2.51        0.50%
--------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS               FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

                                                             Beginning     Ending
                                                              Account      Account      Expenses    Net Annual
                                                               Value        Value     Paid During     Expense
                                                            09/01/2006   02/28/2007    Period(1)       Ratio
Heritage Money Market Fund
--------------------------------------------------------------------------------------------------------------
Heritage Money Market Fund - Administrator Class
Actual                                                      $ 1,000.00   $ 1,024.90      $ 1.91        0.38%
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                    $ 1,000.00   $ 1,022.91      $ 1.91        0.38%
--------------------------------------------------------------------------------------------------------------
Heritage Money Market Fund - Institutional Class
Actual                                                      $ 1,000.00   $ 1,026.00      $ 0.90        0.18%
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                    $ 1,000.00   $ 1,023.90      $ 0.90        0.18%

National Tax-Free Money Market Fund
--------------------------------------------------------------------------------------------------------------
National Tax-Free Money Market Fund - Administrator Class
Actual                                                      $ 1,000.00   $ 1,016.50      $ 1.50        0.30%
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                    $ 1,000.00   $ 1,023.31      $ 1.51        0.30%
--------------------------------------------------------------------------------------------------------------
National Tax-Free Money Market Fund - Institutional Class
Actual                                                      $ 1,000.00   $ 1,017.00      $ 1.00        0.20%
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                    $ 1,000.00   $ 1,023.80      $ 1.00        0.20%
--------------------------------------------------------------------------------------------------------------
National Tax-Free Money Market Fund - Service Class
Actual                                                      $ 1,000.00   $ 1,015.80      $ 2.25        0.45%
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                    $ 1,000.00   $ 1,022.56      $ 2.26        0.45%

Prime Investment Money Market Fund
--------------------------------------------------------------------------------------------------------------
Prime Investment Money Market Fund - Institutional Class
Actual                                                      $ 1,000.00   $ 1,025.90      $ 1.00        0.20%
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                    $ 1,000.00   $ 1,023.80      $ 1.00        0.20%
--------------------------------------------------------------------------------------------------------------
Prime Investment Money Market Fund - Service Class
Actual                                                      $ 1,000.00   $ 1,024.10      $ 2.76        0.55%
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                    $ 1,000.00   $ 1,022.07      $ 2.76        0.55%

Treasury Plus Money Market Fund
--------------------------------------------------------------------------------------------------------------
Treasury Plus Money Market Fund - Institutional Class
Actual                                                      $ 1,000.00   $ 1,025.50      $ 1.00        0.20%
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                    $ 1,000.00   $ 1,023.80      $ 1.00        0.20%
--------------------------------------------------------------------------------------------------------------
Treasury Plus Money Market Fund - Service Class
Actual                                                      $ 1,000.00   $ 1,023.90      $ 2.51        0.50%
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                    $ 1,000.00   $ 1,022.32      $ 2.51        0.50%
100% Treasury Money Market Fund
--------------------------------------------------------------------------------------------------------------
100% Treasury Money Market Fund - Service Class
Actual                                                      $ 1,000.00   $ 1,022.60      $ 2.51        0.50%
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                    $ 1,000.00   $ 1,022.32      $ 2.51        0.50%

(1) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
MUNICIPAL BONDS & NOTES - 92.32%

CALIFORNIA - 90.98%
$     1,330,000    ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                   LA JOLLA COUNTY DAY SCHOOL SERIES A (PRIVATE SCHOOL REVENUE,
                   ALLIED IRISH BANK PLC LOC)+/-@                                      3.60%        09/01/2036     $      1,330,000
     11,200,000    ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                   MFHR FINE ARTS BUILDING PROJECTS A (HOUSING REVENUE LOC)+/-@        3.67         07/15/2035           11,200,000
      6,965,000    ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                   MFHR GAIA BUILDING PROJECT SERIES A COLLATERALIZED BY FNMA
                   (HOUSING  REVENUE LOC)+/-@                                          3.67         09/15/2032            6,965,000
      8,970,000    ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                   MFHR GENEVA POINTE APARTMENTS A (HOUSING REVENUE LOC)+/-@           3.66         03/15/2037            8,970,000
     17,000,000    ABN AMRO MUNITOPS CERTIFICATES TRUST 2000-5 (OTHER REVENUE
                   LOC, FGIC INSURED)+/-@++                                            3.69         05/07/2008           17,000,000
      5,000,000    ABN AMRO MUNITOPS CERTIFICATES TRUST 2005-38 (PROPERTY TAX
                   REVENUE, MBIA INSURED)+/-@(I)                                       3.59         05/01/2013            5,000,000
      8,500,000    ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-40 (PROPERTY TAX
                   REVENUE, FIRST SECURITY BANK LOC)+/-@                               3.66         08/01/2013            8,500,000
      9,350,000    ABN AMRO MUNITOPS CERTIFICATES TRUST 2007-05 (LEASE REVENUE,
                   MBIA INSURED)+/-@                                                   3.68         11/01/2027            9,350,000
     11,330,000    AFFORDABLE HOUSING AGENCY CALIFORNIA MFHR WESTRIDGE HILLTOP
                   SERIES A (HOUSING REVENUE LOC)+/-@                                  3.58         09/15/2033           11,330,000
      7,645,000    ALHAMBRA CA USD (PROPERTY TAX REVENUE LOC)+/-@                      3.65         08/01/2026            7,645,000
      6,000,000    ANAHEIM CA HOUSING AUTHORITY SEA WIND APARTMENTS PROJECT
                   SERIES C COLLATERALIZED BY FNMA (MFHR LOC)+/-@                      3.66         07/15/2033            6,000,000
      8,160,000    ANAHEIM CA PFA LEASE REVENUE (OTHER REVENUE LOC, FSA INSURED)
                   +/-@                                                                3.68         09/01/2024            8,160,000
      2,460,000    APPLE VALLEY CA UNIVERSITY SCHOOL DISTRICT SERIES 524
                   (PROPERTY TAX REVENUE LOC)+/-@                                      3.65         08/01/2012            2,460,000
      6,800,000    AZUSA CA PACIFIC GLEN APARTMENTS PROJECT (MFHR, FNMA INSURED)
                   +/-@                                                                3.54         07/15/2015            6,800,000
     17,650,000    BIG BEAR LAKE CA INDUSTRIAL REVENUE SOUTHWEST GAS CORPORATION
                   PROJECT SERIES A (IDR LOC)+/-@                                      3.52         12/01/2028           17,650,000
      8,830,000    CALIFORNIA ADVENTIST HEALTH SYSTEMS SERIES A (HFFA REVENUE,
                   WACHOVIA BANK NA LOC)+/-@                                           3.60         09/01/2025            8,830,000
     16,450,000    CALIFORNIA ADVENTIST HEALTH SYSTEMS SERIES B (HFFA REVENUE,
                   WACHOVIA BANK NA LOC)+/-@                                           3.60         09/01/2025           16,450,000
      5,500,000    CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY PITZER COLLEGE
                   SERIES B (COLLEGE & UNIVERSITY REVENUE, BANK OF NEW YORK
                   LOC)+/-@                                                            3.55         04/01/2045            5,500,000
      3,540,000    CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE ART CENTER
                   DESIGN COLLEGE SERIES A ALLIED IRISH BANK PLC LOC (EDUCATIONAL
                   FACILITIES REVENUE LOC)+/-@                                         3.55         12/01/2032            3,540,000
      7,790,000    CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE SANTA
                   CLARA UNIVERSITY SERIES B MBIA INSURED (EDUCATIONAL FACILITIES
                   REVENUE LOC)+/-@                                                    3.55         02/01/2032            7,790,000
     19,800,000    CALIFORNIA HFA HOME MORTGAGE SERIES C (HOUSING REVENUE)+/-@         3.62         02/01/2037           19,800,000
     10,260,000    CALIFORNIA HFA HOME MORTGAGE SERIES F (HOUSING REVENUE, FORTIS
                   BANQUE LOC)+/-@                                                     3.62         08/01/2040           10,260,000
      7,400,000    CALIFORNIA HFA HOME MORTGAGE SERIES F (HOUSING REVENUE, FORTIS
                   BANQUE LOC)+/-@                                                     3.62         02/01/2041            7,400,000
     20,425,000    CALIFORNIA HFA HOME MORTGAGE SERIES F (OTHER REVENUE, LLOYDS
                   BANK LOC)+/-@                                                       3.53         02/01/2037           20,425,000
     14,600,000    CALIFORNIA HFA HOME MORTGAGE SERIES X2 (HOUSING REVENUE, FIRST
                   SECURITY BANK LOC)+/-@                                              3.47         08/01/2031           14,600,000
     43,700,000    CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES E1 (HOUSING REVENUE
                   LOC)+/-@                                                            3.53         02/01/2023           43,700,000
      1,050,000    CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES E2 (HOUSING
                   REVENUE)+/-@                                                        3.53         02/01/2035            1,050,000
     12,265,000    CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES F (HOUSING REVENUE
                   LOC, FSA INSURED)+/-@                                               3.53         02/01/2034           12,265,000
     30,000,000    CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES F (HOUSING
                   REVENUE)+/-@                                                        3.53         02/01/2038           30,000,000
      4,400,000    CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES U (HOUSING REVENUE
                   LOC)+/-@                                                            3.53         02/01/2017            4,400,000
      5,360,000    CALIFORNIA HFA REVENUE HOUSING PROGRAM SERIES A (HOUSING
                   REVENUE LOC)+/-@                                                    3.53         08/01/2036            5,360,000
     16,985,000    CALIFORNIA HOME MORTGAGE SERIES F (HOUSING REVENUE, FIRST
                   SECURITY BANK LOC)+/-@                                              3.53         02/01/2022           16,985,000

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
CALIFORNIA (CONTINUED)
    $ 1,845,000    CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK IDR FISH
                   HOUSE FOODS INCORPORATED PROJECT (ECONOMIC DEVELOPMENT
                   REVENUE, COMERICA BANK CA LOC)+/-@                                  3.56%        09/01/2024     $      1,845,000
      7,000,000    CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT REVENUE
                   SOUTHERN CA PUBLIC RADIO PROJECT (OTHER REVENUE, ALLIED IRISH
                   BANK PLC LOC)+/-@                                                   3.54         09/01/2025            7,000,000
      5,000,000    CALIFORNIA PCFA ENVIRONMENTAL IMPROVEMENT REVENUE (IDR
                   LOC)+/-@                                                            3.48         09/01/2017            5,000,000
      8,500,000    CALIFORNIA PCFA PACIFIC GAS & ELECTRIC SERIES F (IDR, BANK ONE
                   CHICAGO NA LOC)+/-@                                                 3.53         11/01/2026            8,500,000
      2,300,000    CALIFORNIA PCFA WADHAM ENERGY (PCR LOC)+/-@                         3.55         11/01/2017            2,300,000
     17,715,000    CALIFORNIA SCHOOL CASH RESERVE PROGRAM COP SERIES A (GO -
                   SCHOOL DISTRICTS)                                                   4.50         07/06/2007           17,774,543
     58,540,000    CALIFORNIA SERIES H (HFFA REVENUE, BANK OF AMERICA NA
                   LOC)+/-@                                                            3.43         07/01/2035           58,540,000
     61,100,000    CALIFORNIA SERIES J (HFFA REVENUE, BANK OF AMERICA LOC)+/-@         3.43         07/01/2033           61,100,000
      5,285,000    CALIFORNIA STATE (PROPERTY TAX REVENUE, MBIA INSURED)+/-@           3.65         03/01/2024            5,285,000
     66,330,000    CALIFORNIA STATE CLASS A (PROPERTY TAX REVENUE, FIRST SECURITY
                   BANK LOC)+/-@                                                       3.66         08/01/2025           66,330,000
      4,410,000    CALIFORNIA STATE DAILY KINDERGARTEN UNIVERSITY SERIES B3
                   (PROPERTY TAX REVENUE, CITIBANK NA LOC)+/-@                         3.67         12/01/2032            4,410,000
     79,625,000    CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B1 (POWER
                   REVENUE)+/-@                                                        3.53         05/01/2022           79,625,000
     13,400,000    CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B2 (POWER
                   REVENUE, BNP PARIBAS LOC)+/-@                                       3.55         05/01/2022           13,400,000
     74,900,000    CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C1 (POWER
                   REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-@                      3.61         05/01/2022           74,900,000
     14,050,000    CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C15 (POWER
                   REVENUE, BANK OF NOVA SCOTIA LOC)+/-@                               3.48         05/01/2022           14,050,000
     38,005,000    CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C4 (POWER
                   REVENUE, JPMORGAN LOC)+/-@                                          3.49         05/01/2022           38,005,000
     20,000,000    CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C9 (ELECTRIC
                   REVENUE LOC)+/-@                                                    3.58         05/01/2022           20,000,000
      4,400,000    CALIFORNIA STATE DWR POWER SUPPLY SERIES C-13 (UTILITIES
                   REVENUE, FIRST SECURITY BANK LOC)+/-@                               3.55         05/01/2022            4,400,000
      8,925,000    CALIFORNIA STATE DWR POWER SUPPLY SERIES C11 (POWER REVENUE,
                   KBC BANK NV LOC)+/-@                                                3.60         05/01/2022            8,925,000
      6,670,000    CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES F2 (WATER REVENUE,
                   JPMORGAN CHASE BANK LOC)+/-@                                        3.51         05/01/2020            6,670,000
     42,085,000    CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES F3 (WATER REVENUE,
                   BANK OF NEW YORK LOC)+/-@                                           3.53         05/01/2021           42,085,000
     61,890,000    CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES F4 (WATER REVENUE,
                   BANK OF AMERICA LOC)+/-@                                            3.53         05/01/2022           61,890,000
      8,200,000    CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G1 (WATER
                   REVENUE)+/-@                                                        3.61         05/01/2011            8,200,000
     73,410,000    CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G13 (WATER
                   REVENUE)+/-@                                                        3.48         05/01/2018           73,410,000
      4,000,000    CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G6 (WATER REVENUE,
                   FIRST SECURITY BANK LOC)+/-@                                        3.61         05/01/2017            4,000,000
      8,500,000    CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G7 (WATER
                   REVENUE)+/-@                                                        3.60         05/01/2017            8,500,000
     29,210,000    CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G8 (WATER REVENUE,
                   MBIA INSURED)+/-@                                                   3.56         05/01/2018           29,210,000
     30,400,000    CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G9 (WATER
                   REVENUE)+/-@                                                        3.61         05/01/2018           30,400,000
      4,200,000    CALIFORNIA STATE ECONOMIC DEVELOPMENT FINANCING AUTHORITY
                   SERRA MICROCHASSIS PROJECT (IDR, US BANK NA LOC)+/-@                3.64         08/01/2027            4,200,000
     22,705,000    CALIFORNIA STATE ECONOMIC RECOVERY (SALES TAX REVENUE, MBIA
                   INSURED)+/-@                                                        3.65         07/01/2014           22,705,000
     15,575,000    CALIFORNIA STATE ECONOMIC RECOVERY PUTTERS SERIES 446
                   (ECONOMIC DEVELOPMENT REVENUE LOC)+/-@                              3.65         01/01/2012           15,575,000
      7,550,000    CALIFORNIA STATE ECONOMIC RECOVERY REVENUE SERIES C-7 (SALES
                   TAX REVENUE LOC)+/-@                                                3.58         07/01/2023            7,550,000
     18,750,000    CALIFORNIA STATE ECONOMIC RECOVERY SERIES C11 (SALES TAX
                   REVENUE LOC)+/-@                                                    3.37         07/01/2023           18,750,000
     10,250,000    CALIFORNIA STATE ECONOMIC RECOVERY SERIES C21 (SALES TAX
                   REVENUE, XL CAPITAL ASSURANCE COMPANY INSURED)+/-@                  3.44         07/01/2023           10,250,000

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
CALIFORNIA (CONTINUED)
    $ 2,700,000    CALIFORNIA STATE MUNICIPAL SECURITIES TRUST RECEIPTS SERIES
                   JPMC3 (OTHER REVENUE LOC)+/-@                                       3.60%        06/01/2013     $      2,700,000
      6,600,000    CALIFORNIA STATE PUBLIC WORKS BOARD (COLLEGE & UNIVERSITY
                   REVENUE, MBIA INSURED)+/-@                                          3.65         11/01/2023            6,600,000
     15,705,000    CALIFORNIA STATE PUBLIC WORKS BOARD CERTIFICATES SERIES D
                   (LEASE REVENUE, AMBAC INSURED)+/-@                                  3.65         12/01/2019           15,705,000
      4,865,000    CALIFORNIA STATE PUBLIC WORKS BOARD LEASE REVENUE (COLLEGE &
                   UNIVERSITY REVENUE LOC)+/-@                                         3.65         11/01/2012            4,865,000
      4,700,000    CALIFORNIA STATE PUTTERS SERIES 142 (GO - STATES, TERRITORIES
                   LOC, FGIC INSURED)+/-@                                              3.65         12/01/2029            4,700,000
      5,540,000    CALIFORNIA STATE RESOURCE RECOVERY RR II R 6013 (SALES TAX
                   REVENUE, FGIC INSURED)+/-@                                          3.65         07/01/2014            5,540,000
      5,890,000    CALIFORNIA STATE SERIES 1320 (COLLEGE & UNIVERSITY REVENUE,
                   AMBAC INSURED)+/-@                                                  3.65         11/01/2026            5,890,000
      2,995,000    CALIFORNIA STATE SERIES 1435 (COLLEGE & UNIVERSITY REVENUE,
                   MBIA INSURED)+/-@                                                   3.65         11/01/2013            2,995,000
     14,000,000    CALIFORNIA STATE SERIES A SUBSERIES A3 (OTHER REVENUE, BANK OF
                   AMERICA LOC)+/-@                                                    3.43         05/01/2040           14,000,000
     24,420,000    CALIFORNIA STATE SERIES B SUBSERIES B1 (OTHER REVENUE, BANK OF
                   AMERICA LOC)+/-@                                                    3.43         05/01/2040           24,420,000
      9,330,000    CALIFORNIA STATE SERIES B1 (GO - SCHOOL DISTRICTS, BANQUE
                   NATIONALE PARIS LOC)+/-@                                            3.43         05/01/2033            9,330,000
      6,200,000    CALIFORNIA STATE SERIES B3 (GO - STATES, TERRITORIES LOC)+/-@       3.36         05/01/2033            6,200,000
      4,425,000    CALIFORNIA STATE SERIES D11 (GO - STATES, TERRITORIES, AMBAC
                   INSURED)+/-@                                                        3.54         10/01/2027            4,425,000
     26,675,000    CALIFORNIA STATE WEEKLY KINDERGARTEN UNIVERSITY PUBLIC B-5
                   (PROPERTY TAX REVENUE LOC)+/-@                                      3.56         05/01/2034           26,675,000
      2,155,000    CALIFORNIA STATEWIDE CDA AEGIS MORAGA PROJECT C (MFHR, FNMA
                   INSURED)+/-@                                                        3.65         07/01/2027            2,155,000
      6,270,000    CALIFORNIA STATEWIDE CDA AEGIS PLEASANT HILL SERIES H
                   (MFHR)+/-@                                                          3.66         07/01/2027            6,270,000
      2,505,000    CALIFORNIA STATEWIDE CDA GRANDE APARTMENTS SERIES TT (HOUSING
                   REVENUE, FNMA INSURED)+/-@                                          3.70         12/15/2034            2,505,000
      8,500,000    CALIFORNIA STATEWIDE CDA HORIZONS INDIO SERIES F (HOUSING
                   REVENUE, CITIBANK NA LOC)+/-@                                       3.69         07/01/2038            8,500,000
     11,337,000    CALIFORNIA STATEWIDE CDA IVY HILL APARTMENTS PROJECT SERIES I
                   (MFHR, FNMA INSURED)+/-@                                            3.66         02/01/2033           11,337,000
      5,580,000    CALIFORNIA STATEWIDE CDA LA PUENTE APARTMENTS SERIES JJ (MFHR,
                   US BANK NA LOC)+/-@                                                 3.64         11/01/2031            5,580,000
     18,110,000    CALIFORNIA STATEWIDE CDA LIVERMORE VALLEY ARTS CENTER PROJECT
                   (OTHER REVENUE, BANK OF NEW YORK LOC)+/-@                           3.43         12/01/2036           18,110,000
      5,500,000    CALIFORNIA STATEWIDE CDA MFHR ARBOR RIDGE APARTMENTS SERIES X
                   FNMA INSURED (HOUSING REVENUE LOC)+/-@                              3.70         11/15/2036            5,500,000
     10,000,000    CALIFORNIA STATEWIDE CDA MFHR BELMONT PROJECT SERIES F (MFHR
                   LOC)+/-@                                                            3.66         06/15/2038           10,000,000
     10,090,000    CALIFORNIA STATEWIDE CDA MFHR BYRON PARK PROJECT C+/-@              3.70         01/20/2031           10,090,000
     10,900,000    CALIFORNIA STATEWIDE CDA MFHR CANYON COUNTRY APARTMENTS SERIES
                   M COLLATERALIZED BY FHLMC (MFHR LOC)+/-@                            3.66         12/01/2034           10,900,000
      2,900,000    CALIFORNIA STATEWIDE CDA MFHR GLEN HAVEN APARTMENTS SERIES AA
                   (HOUSING REVENUE LOC)+/-@                                           3.71         12/01/2011            2,900,000
      3,985,000    CALIFORNIA STATEWIDE CDA MFHR GRANITE OAKS APARTMENTS SERIES R
                   COLLATERALIZED BY FNMA (MFHR LOC)+/-@                               3.66         10/15/2030            3,985,000
      7,060,000    CALIFORNIA STATEWIDE CDA MFHR LORENA TERRACE SERIES DDD
                   (CITIBANK LOC)+/-@                                                  3.69         12/01/2036            7,060,000
      3,200,000    CALIFORNIA STATEWIDE CDA MFHR SERIES AA (HOUSING REVENUE
                   LOC)+/-@                                                            3.66         04/15/2035            3,200,000
      8,640,000    CALIFORNIA STATEWIDE CDA OLYMPUS PARK APARTMENTS SERIES Y
                   (MFHR, FNMA INSURED)+/-@                                            3.66         10/15/2030            8,640,000
      5,555,000    CALIFORNIA STATEWIDE CDA PROSPECT SIERRA SCHOOL (OTHER REVENUE,
                   BANK OF AMERICA LOC)+/-@                                            3.55         09/01/2036            5,555,000
     21,500,000    CALIFORNIA STATEWIDE CDA SERIES A1 (OTHER REVENUE)                  4.50         06/29/2007           21,562,092
     21,500,000    CALIFORNIA STATEWIDE CDA SERIES A4 RIVERSIDE COUNTY (OTHER
                   REVENUE)                                                            4.50         06/29/2007           21,564,177
      4,250,000    CALIFORNIA STATEWIDE CDA STONERIDGE ELK GROVE SERIES Q
                   (HOUSING REVENUE, CITIBANK NA LOC)+/-@                              3.69         10/01/2038            4,250,000

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
CALIFORNIA (CONTINUED)
$    10,000,000    CALIFORNIA STATEWIDE CDA UNIVERSITY OF SAN DIEGO (COLLEGE &
                   UNIVERSITY REVENUE, BANQUE NATIONALE PARIS LOC)+/-@                 3.41%        10/01/2045     $     10,000,000
     17,065,000    CAMARILLO CA MFHR HACIENDA DE CAMARILLO PROJECT COLLATERALIZED
                   BY FNMA (MFHR LOC)+/-@                                              3.66         10/15/2026           17,065,000
      3,280,000    CARSON CA REDEVELOPMENT AGENCY SERIES 2076 MBIA INSURED (TAX
                   INCREMENTAL REVENUE LOC)+/-@                                        3.65         10/01/2019            3,280,000
      5,185,000    COACHELLA VALLEY CA UNIVERSITY SCHOOL FUNDING PROJECT 2006
                   (EDUCATIONAL FACILITIES REVENUE, FIRST SECURITY BANK LOC)+/-@       3.57         09/01/2036            5,185,000
      5,100,000    COLTON CA REDEVELOPMENT AGENCY COP LAS PALOMAS ASSOCIATION
                   PROJECT CITY NATIONAL BANK LOC (IDR LOC)+/-@                        3.55         11/01/2015            5,100,000
      2,100,000    CONCORD CA MFHR (OTHER REVENUE LOC)+/-@                             3.63         12/01/2016            2,100,000
     16,185,000    CONTRA COSTA COUNTY CA HOME MORTGAGE REVENUE CERTIFICATES
                   SERIES A (HOUSING REVENUE LOC)+/-@                                  3.68         12/01/2015           16,185,000
      2,000,000    CONTRA COSTA COUNTY CA MFHR (HOUSING REVENUE LOC)+/-@               3.64         10/15/2033            2,000,000
      8,000,000    CONTRA COSTA COUNTY CA MFHR DELTA SQUARE APARTMENTS PROJECT
                   SERIES H COLLATERALIZED BY FNMA (MFHR LOC)+/-@                      3.58         10/15/2029            8,000,000
      2,000,000    CONTRA COSTA COUNTY CA MFHR SERIES B COLLATERALIZED BY FNMA
                   REMARKETED 09/28/94 (MFHR LOC)+/-@                                  3.45         11/15/2022            2,000,000
      4,510,000    CORONA CA COP (LEASE REVENUE, MBIA INSURED)+/-@                     3.65         03/01/2011            4,510,000
     11,000,000    CORONA CA HOUSEHOLD BANK PROJECT B+/-@                              3.55         02/01/2023           11,000,000
      4,000,000    EAGLE TAX-EXEMPT TRUST CERTIFICATE SERIES 970503 (CALIFORNIA
                   STATE PUBLIC WORKS BOARD LEASE REVENUE SERIES C) AMBAC INSURED
                   (LEASE REVENUE LOC)+/-@                                             3.66         09/01/2017            4,000,000
     10,925,000    EAST BAY CA MUD SUBSERIES B1 (WATER REVENUE, XL CAPITAL
                   ASSURANCE COMPANY INSURED)+/-@                                      3.55         06/01/2038           10,925,000
      6,335,000    EAST BAY CA MUD WATER SYSTEM REVENUE (WATER & WASTEWATER
                   AUTHORITY REVENUE LOC)+/-@                                          3.65         06/01/2020            6,335,000
      3,600,000    EL CAMINO CA HOSPITAL DISTRICT (PROPERTY TAX REVENUE, MBIA
                   INSURED)+/-@                                                        3.65         08/01/2036            3,600,000
      1,700,000    FREMONT CA COP (LEASE REVENUE, KBC BANK NV LOC)+/-@                 3.65         08/01/2022            1,700,000
      5,000,000    FREMONT CA TREETOPS APARTMENTS SERIES A (HOUSING REVENUE, FNMA
                   INSURED)+/-@                                                        3.66         08/15/2026            5,000,000
      3,500,000    FREMONT CA USD COP (OTHER REVENUE, FIRST SECURITY BANK
                   LOC)+/-@                                                            3.57         09/01/2030            3,500,000
     11,150,000    FRESNO CA SEWER REVENUE SUBORDINATE LIEN SERIES A (SEWER
                   REVENUE LOC)+/-@                                                    3.42         09/01/2025           11,150,000
      5,720,000    GOLDEN WEST CA SCHOOLS FINANCING AUTHORITY (PROPERTY TAX
                   REVENUE, FGIC INSURED)+/-@                                          3.65         09/01/2024            5,720,000
      4,125,000    HAWTHORNE CA (SPECIAL TAX REVENUE, CITIBANK NA LOC)+/-@             3.65         09/01/2036            4,125,000
      7,400,000    HAYWARD CA HOUSING AUTHORITY MFHR BARRINGTON HILLS SERIES A
                   (HOUSING REVENUE LOC, FNMA INSURED)+/-@                             3.45         06/15/2025            7,400,000
      4,000,000    HAYWARD CA MFHR SHOREWOOD SERIES A REMARKETED 03/17/94 (MFHR
                   LOC, FGIC INSURED)+/-@                                              3.60         07/15/2014            4,000,000
      6,450,000    HAYWARD CA MFHR TENNYSON GARDENS APARTMENTS PROJECT SERIES A
                   (HOUSING REVENUE LOC, US BANK NA INSURED)+/-@                       3.64         08/01/2032            6,450,000
      1,000,000    HEMET CA MFHR SUNWEST RETIREMENT SERIES A COLLATERALIZED BY
                   FHLMC (MFHR LOC)+/-@                                                3.58         01/01/2025            1,000,000
     13,085,000    HILLSBOROUGH CA COP WATER & SEWER SYSTEMS PROJECTS SERIES A
                   (PROPERTY TAX REVENUE, JPMORGAN CHASE BANK LOC)+/-@                 3.61         06/01/2033           13,085,000
      5,500,000    LANCASTER CA REDEVELOPMENT AGENCY MFHR 20TH STREET APARTMENTS
                   PROJECT SERIES C (HOUSING REVENUE LOC)+/-@                          3.58         12/01/2026            5,500,000
     13,485,000    LODI CA ELECTRIC SYSTEMS REVENUE COP (ELECTRIC REVENUE
                   LOC)+/-@                                                            3.42         07/01/2032           13,485,000
      4,700,000    LONG BEACH CA (HARBOR DEPARTMENT REVENUE, FGIC INSURED)+/-@         3.69         05/15/2017            4,700,000
     16,905,000    LONG BEACH CA COMMUNITY COLLEGE DISTRICT SERIES 1399 (PROPERTY
                   TAX REVENUE, FGIC INSURED)+/-@                                      3.64         05/01/2030           16,905,000
      7,490,000    LONG BEACH CA HARBOR REVENUE (OTHER REVENUE LOC)+/-@                3.69         05/15/2020            7,490,000
      2,560,000    LONG BEACH CA HARBOR REVENUE FLOATS PT-2756 (AIRPORT REVENUE
                   LOC)+/-@                                                            3.69         05/15/2025            2,560,000

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
CALIFORNIA (CONTINUED)
$     2,800,000    LONG BEACH CA HARBOR REVENUE P-FLOATS-PA 651 (AIRPORT REVENUE
                   LOC)+/-@                                                            3.69%        05/15/2019     $      2,800,000
      2,135,000    LONG BEACH CA HARBOR REVENUE SERIES 418 (AIRPORT REVENUE LOC,
                   FGIC INSURED)+/-@                                                   3.67         05/15/2020            2,135,000
     14,695,000    LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY (LEASE REVENUE,
                   AMBAC INSURED)+/-@                                                  3.65         09/01/2030           14,695,000
      3,325,000    LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY MFHR (HOUSING
                   REVENUE LOC)+/-@                                                    3.55         04/01/2030            3,325,000
     29,735,000    LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY MFHR WILSHIRE
                   STATION APARTMENTS SERIES A (HOUSING REVENUE LOC)+/-@               3.67         10/15/2038           29,735,000
     14,200,000    LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY WILLSHIRE
                   STATION APARTMERNTS SERIES A (MFHR, BANK OF AMERICA NA
                   LOC)+/-@                                                            3.67         10/15/2038           14,200,000
     20,900,000    LOS ANGELES CA CONVENTION & EXHIBIT CENTER AUTHORITY SERIES E
                   (LEASE REVENUE, AMBAC INSURED)+/-@                                  3.42         08/15/2021           20,900,000
      2,000,000    LOS ANGELES CA DEPARTMENT OF AIRPORTS LOS ANGELES
                   INTERNATIONAL AIRPORT SERIES C1 (AIRPORT REVENUE, BANQUE
                   NATIONALE PARIS LOC)+/-@                                            3.42         05/15/2020            2,000,000
      9,250,000    LOS ANGELES CA DEPARTMENT WATER & POWER CLASS A (WATER
                   REVENUE, AMBAC INSURED)+/-@                                         3.66         07/01/2035            9,250,000
      4,700,000    LOS ANGELES CA MFHR FOUNTAIN PARK PROJECT SERIES P (MFHR
                   LOC)+/-@                                                            3.56         04/15/2033            4,700,000
      1,000,000    LOS ANGELES CA MFHR LA BREA APARTMENT PROJECT SERIES G (MFHR,
                   CITIBANK NA LOC)+/-@                                                3.56         12/01/2030            1,000,000
      5,300,000    LOS ANGELES CA MFHR MASSELIN MANOR HOUSING PROJECT (MFHR, BANK
                   OF AMERICA NT & SA LOC)+/-@                                         3.65         07/01/2015            5,300,000
      5,500,000    LOS ANGELES CA PA 554 (GO - STATES, TERRITORIES, MERRILL LYNCH
                   CAPITAL SERVICES LOC)+/-@                                           3.65         09/01/2015            5,500,000
     16,000,000    LOS ANGELES CA POWER SYSTEM SUBSERIES A2 (POWER REVENUE, US
                   BANK NA LOC)+/-@                                                    3.60         07/01/2035           16,000,000
      8,875,000    LOS ANGELES CA POWER SYSTEM SUBSERIES A3 (POWER REVENUE)+/-@        3.56         07/01/2035            8,875,000
     19,095,000    LOS ANGELES CA POWER SYSTEM SUBSERIES A6 (UTILITIES
                   REVENUE)+/-@                                                        3.60         07/01/2035           19,095,000
      5,855,000    LOS ANGELES CA POWER SYSTEM SUBSERIES A8 (WATER REVENUE)+/-@        3.58         07/01/2035            5,855,000
      5,490,000    LOS ANGELES CA SANITATION EQUIPMENT PROJECT 3343 (OTHER
                   REVENUE, FGIC INSURED)+/-@                                          3.65         02/01/2019            5,490,000
     14,912,500    LOS ANGELES CA SERIES 1400 (SEWER REVENUE, MBIA INSURED)+/-@        3.64         06/01/2026           14,912,500
     14,765,000    LOS ANGELES CA SERIES 184 (WATER REVENUE, FIRST SECURITY BANK
                   LOC)+/-@                                                            3.65         01/01/2009           14,765,000
     18,115,000    LOS ANGELES CA SUBSERIES A7 (WATER REVENUE)+/-@                     3.56         07/01/2035           18,115,000
     41,000,000    LOS ANGELES CA SUBSERIES B1 (WATER REVENUE, DEXIA CREDIT LOCAL
                   DE FRANCE LOC)+/-@                                                  3.63         07/01/2035           41,000,000
     25,825,000    LOS ANGELES CA TRAN (PROPERTY TAX REVENUE)                          4.50         06/29/2007           25,887,244
      3,000,000    LOS ANGELES CA USD (PROPERTY TAX REVENUE, AMBAC INSURED)+/-@        3.65         07/01/2026            3,000,000
      7,300,000    LOS ANGELES CA USD (PROPERTY TAX REVENUE, FIRST SECURITY BANK
                   LOC)+/-@                                                            3.65         01/01/2011            7,300,000
     10,470,000    LOS ANGELES CA USD (PROPERTY TAX REVENUE, FIRST SECURITY BANK
                   LOC)+/-@                                                            3.65         07/01/2023           10,470,000
      5,055,000    LOS ANGELES CA USD (PROPERTY TAX REVENUE, FIRST SECURITY BANK
                   LOC)+/-@                                                            3.65         07/01/2024            5,055,000
      7,370,000    LOS ANGELES CA USD (PROPERTY TAX REVENUE, MBIA INSURED)+/-@         3.65         07/01/2022            7,370,000
     26,025,000    LOS ANGELES CA USD COP SERIES C (LEASE REVENUE, FIRST SECURITY
                   BANK LOC)+/-@                                                       3.42         10/01/2025           26,025,000
      5,995,000    LOS ANGELES CA WATER & POWER REVENUE SERIES 182 FSA INSURED
                   (WATER REVENUE LOC)+/-@                                             3.65         01/01/2009            5,995,000
     25,800,000    LOS ANGELES CA WATER & POWER REVENUE SUBSERIES B-8 BANK OF
                   AMERICA LOC (POWER REVENUE LOC)+/-@                                 3.61         07/01/2034           25,800,000
      7,000,000    LOS ANGELES COUNTY CA HOUSING AUTHORITY MALIBU MEADOWS (MFHR,
                   FNMA INSURED)+/-@                                                   3.58         04/15/2028            7,000,000
     31,900,000    LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR BONDS (HOUSING
                   REVENUE LOC)+/-@                                                    3.62         09/01/2030           31,900,000
     11,470,000    LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR MALIBU CANYON
                   APARTMENTS-B (HOUSING REVENUE LOC)+/-@                              3.47         06/01/2010           11,470,000
      7,000,000    LOS ANGELES COUNTY CA PUBLIC WORKS FINANCING AUTHORITY (LEASE
                   REVENUE, FGIC INSURED)+/-@                                          3.65         09/01/2026            7,000,000

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
CALIFORNIA (CONTINUED)
$     6,230,000    MADERA CA IRRIGATION FINANCING AUTHORITY SERIES A (WATER
                   REVENUE, XL CAPITAL ASSURANCE COMPANY INSURED)+/-@                  3.54%        01/01/2036     $      6,230,000
     11,830,000    MANTECA CA REDEVELOPMENT AGENCY TAX ALLOCATION AMENDED MERGED
                   PROJECT (OTHER REVENUE, XL CAPITAL ASSURANCE COMPANY
                   INSURED)+/-@                                                        3.54         10/01/2042           11,830,000
     33,930,000    MENLO PARK CA CDA LAS PULGAS COMMUNITY DEVELOPMENT (TAX
                   ALLOCATION REVENUE, AMBAC INSURED)+/-@                              3.54         01/01/2031           33,930,000
      5,625,000    METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE
                   SERIES B4 (WATER REVENUE, NATIONSBANK NA LOC)+/-@                   3.41         07/01/2035            5,625,000
     10,370,000    METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE
                   SERIES C (WATER REVENUE LOC)+/-@                                    3.55         07/01/2027           10,370,000
      6,000,000    METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE
                   SERIES C1 DEXIA LOC (WATER REVENUE LOC)+/-@                         3.57         07/01/2030            6,000,000
     76,505,000    METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                   REVENUE SERIES C3 (WATER REVENUE LOC)+/-@                           3.54         07/01/2030           76,505,000
      5,995,000    MODESTO CA PFA LEASE REVENUE SERIES 354 (LEASE REVENUE LOC,
                   AMBAC INSURED)+/-@                                                  3.64         09/01/2029            5,995,000
      9,500,000    MSR PUBLIC POWER AGENCY CALIFORNIA SAN JUAN PROJECT (OTHER
                   REVENUE, MBIA INSURED)+/-@                                          3.65         07/01/2017            9,500,000
      8,600,000    OAKLAND CA SEWER REVENUE (SEWER REVENUE LOC)+/-@                    3.65         06/15/2021            8,600,000
     23,287,000    OAKLAND-ALAMEDA COUNTY CA COLISEUM AUTHORITY LEASE REVENUE
                   SERIES C1 (LEASE REVENUE LOC)+/-@                                   3.39         02/01/2025           23,287,000
      1,715,000    ONTARIO CA IDA (IDR, BANK OF AMERICA LOC)+/-@                       3.53         04/01/2015            1,715,000
     26,155,000    ORANGE COUNTY CA APARTMENT DEVELOPMENT BLUFFS APARTMENT
                   PROJECT SERIES C (HOUSING REVENUE, FHLMC INSURED)+/-@               3.58         12/01/2029           26,155,000
      6,375,000    ORANGE COUNTY CA APARTMENT DEVELOPMENT NIGUEL SUMMIT 1
                   SERIES A (HOUSING REVENUE)+/-@                                      3.47         11/01/2009            6,375,000
      4,000,000    ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE PARK RIDGE
                   VILLAS PROJECT (HOUSING REVENUE LOC, FNMA INSURED)+/-@              3.58         11/15/2028            4,000,000
      2,625,000    ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE POINTE NIGUEL
                   PROJECT SERIES C (HOUSING REVENUE LOC)+/-@                          3.57         11/01/2022            2,625,000
      9,449,000    ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES D HARBOR
                   POINTE PROJECT (HOUSING REVENUE, FHLMC LOC)+/-@                     3.58         12/01/2022            9,449,000
        500,000    ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES G3
                   (HOUSING REVENUE LOC)+/-@                                           3.58         11/15/2028              500,000
      2,302,500    ORANGE COUNTY CA SANITATION DISTRICT COP FLOATERS-SERIES 1032
                   (SEWER REVENUE LOC)+/-@                                             3.64         02/01/2033            2,302,500
      4,260,000    ORANGE COUNTY CA SPECIAL FINANCING AUTHORITY TEETER PLAN
                   REVENUE SERIES 1995D (PROPERTY TAX REVENUE LOC, AMBAC
                   INSURED)+/-@                                                        3.47         11/01/2014            4,260,000
     17,000,000    ORANGE COUNTY CA SPECIAL FINANCING AUTHORITY TEETER PLAN
                   REVENUE SERIES E (PROPERTY TAX REVENUE LOC, AMBAC
                   INSURED)+/-@                                                        3.47         11/01/2014           17,000,000
     40,215,000    ORANGE COUNTY CA WATER DISTRICT SERIES A (WATER REVENUE,
                   LLOYDS TSB BANK PLC LOC)+/-@                                        3.41         08/01/2042           40,215,000
      7,705,000    OXNARD CA FINANCING AUTHORITY CIVIC CENTER PHASE 2 PROJECT
                   (LEASE REVENUE, AMBAC INSURED)+/-@                                  3.55         06/01/2036            7,705,000
      9,515,000    PASADENA CA COMMUNITY DEVELOPMENT COMMISSION HOLLY STREET
                   APARTMENTS SERIES A (HOUSING REVENUE, FNMA INSURED)+/-@             3.70         12/15/2033            9,515,000
      7,825,000    PERRIS CA USD (PROPERTY TAX REVENUE LOC)+/-@                        3.65         09/01/2024            7,825,000
      5,420,000    PERRIS CA USD (PROPERTY TAX REVENUE LOC)+/-@                        3.65         09/01/2026            5,420,000
     38,785,000    PITTSBURG CA REDEVELOPMENT AGENCY TAX ALLOCATION LOS MEDANOS
                   COMMUNITY SERIES A (TAX ALLOCATION REVENUE LOC)+/-@                 3.54         09/01/2035           38,785,000
      5,465,000    PLACENTIA-YORBA LINDA CA USD SERIES 896 (PROPERTY TAX REVENUE,
                   MBIA INSURED)+/-@                                                   3.65         02/01/2013            5,465,000
      4,210,000    PLEASANT VALLEY CA SCHOOL DISTRICT (PROPERTY TAX REVENUE
                   LOC)+/-@                                                            3.64         08/01/2020            4,210,000

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
CALIFORNIA (CONTINUED)
$     4,895,000    PORT OF OAKLAND CA (AIRPORT REVENUE, FGIC INSURED)+/-@              3.69%        05/01/2008     $      4,895,000
      7,285,000    PORT OF OAKLAND CA TRANSPORTATION REVENUE MBIA INSURED
                   (TRANSPORTATION REVENUE LOC)+/-@                                    3.69         05/01/2010            7,285,000
      5,455,000    PORT OF OAKLAND CA TRANSPORTATION REVENUE SERIES K (AIRPORT
                   REVENUE LOC, FGIC INSURED)+/-@                                      3.67         11/01/2021            5,455,000
      4,235,000    POWAY CA REDEVELOPMENT AGENCY TAX ALLOCATION REVENUE SERIES R
                   2046 (TAX ALLOCATION REVENUE LOC, MBIA INSURED)+/-@                 3.65         06/15/2020            4,235,000
      5,080,000    POWAY CA USD (PROPERTY TAX REVENUE, MBIA INSURED)+/-@               3.65         08/01/2008            5,080,000
      2,140,000    RAMONA CA USD COP (LEASE REVENUE, AMBAC INSURED)+/-@                3.55         05/01/2029            2,140,000
      5,290,000    REDLANDS CA USD PROJECT 1891 (PROPERTY TAX REVENUE, FIRST
                   SECURITY BANK LOC)+/-@                                              3.65         01/01/2011            5,290,000
      2,545,000    REDONDO BEACH CA PFA TAX ALLOCATION REVENUE AVIATION HIGH
                   REDEVELOPMENT PROJECT (PROPERTY TAX REVENUE, ALLIED IRISH BANK
                   PLC LOC)+/-@                                                        3.61         07/01/2030            2,545,000
      7,700,000    RIVERSIDE COUNTY CA ASSET LEASING CORPORATION LEASEHOLD
                   REVENUE (LEASE REVENUE LOC)+/-@                                     3.55         11/01/2032            7,700,000
      6,195,000    RIVERSIDE COUNTY CA COMMUNITY FACILITIES DISTRICT SERIES 88-4
                   (SPECIAL TAX REVENUE LOC, KBC BANK LOC)+/-@                         3.45         09/01/2014            6,195,000
      3,600,000    RIVERSIDE COUNTY CA IDA IDR CRYOGENIC PROJECT ISSUE B (IDR
                   LOC)+/-@                                                            3.66         07/05/2014            3,600,000
      8,290,000    ROARING FORK MUNICIPAL PRODUCTS LLC CLASS A (SACRAMENTO COUNTY
                   CA SANITATION DISTRICT FINANCING AUTHORITY) (SEWER REVENUE,
                   FGIC INSURED)+/-@                                                   3.66         12/01/2025            8,290,000
      7,000,000    SACRAMENTO CA HOUSING AUTHORITY SHENANDOAH APARTMENTS SERIES F
                   (HOUSING REVENUE, FNMA INSURED)+/-@                                 3.66         09/15/2036            7,000,000
      2,060,000    SACRAMENTO CA MUD FLOATER PA 1180 (UTILITIES REVENUE, FGIC
                   INSURED)+/-@                                                        3.65         02/15/2011            2,060,000
     24,700,000    SACRAMENTO CA USD COP (GO - SCHOOL DISTRICTS LOC, FSA
                   INSURED)+/-@                                                        3.61         03/01/2031           24,700,000
      7,000,000    SACRAMENTO COUNTY CA HFA MFHR ARLINGTON CREEK APARTMENT
                   SERIES I (HOUSING REVENUE LOC)+/-@                                  3.66         05/15/2034            7,000,000
      6,300,000    SACRAMENTO COUNTY CA HFA MFHR HIDDEN OAKS APARTMENTS PROJECT
                   SERIES C COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)+/-@           3.66         05/15/2029            6,300,000
      5,000,000    SACRAMENTO COUNTY CA HOUSING AUTHORITY (HOUSING REVENUE, FNMA
                   INSURED)+/-@                                                        3.58         07/15/2029            5,000,000
      6,000,000    SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR NORMANDY PARK
                   APARTMENTS SERIES A (HOUSING REVENUE LOC)+/-@                       3.66         02/15/2033            6,000,000
     16,200,000    SACRAMENTO COUNTY CA HOUSING AUTHORITY SHADWOOD APARTMENTS
                   PROJECT ISSUE A (MFHR, FHLMC INSURED)+/-@                           3.59         12/01/2022           16,200,000
     17,525,000    SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
                   CLASS A (SEWER REVENUE, AMBAC INSURED)+/-@                          3.66         12/01/2035           17,525,000
      7,000,000    SAN BERNARDINO CA REDEVELOPMENT AGENCY SILVER WOODS APARTMENTS
                   PROJECT (HOUSING REVENUE, FNMA INSURED)+/-@                         3.66         05/01/2026            7,000,000
      6,795,000    SAN BERNARDINO CA USD (PROPERTY TAX REVENUE, FIRST SECURITY
                   BANK LOC)+/-@                                                       3.65         08/01/2026            6,795,000
      6,115,000    SAN BERNARDINO COUNTY CA MFHR GREEN VALLEY APARTMENTS PROJECT
                   SERIES A COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)+/-@           3.58         05/15/2029            6,115,000
      5,600,000    SAN BERNARDINO COUNTY CA MFHR SYCAMORE TERRACE PROJECT
                   SERIES A COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)+/-@           3.58         05/15/2029            5,600,000
      7,785,000    SAN DIEGO CA (WATER REVENUE, FGIC INSURED)+/-@                      3.65         08/01/2024            7,785,000
     43,000,000    SAN DIEGO CA COUNTY & SCHOOL DISTRICT TRAN SERIES A (OTHER
                   REVENUE)                                                            4.50         07/27/2007           43,134,151
     10,750,000    SAN DIEGO CA COUNTY & SCHOOL DISTRICT TRAN SERIES B (PROPERTY
                   TAX REVENUE)                                                        4.50         07/27/2007           10,782,720
     14,825,000    SAN DIEGO CA HFA MFHR STRATTON APARTMENTS PROJECT SERIES A
                   COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)+/-@                    3.66         01/15/2033           14,825,000
     12,000,000    SAN DIEGO CA HOUSING AUTHORITY MFHR HILLSIDE GARDEN APARTMENTS
                   SERIES B (HOUSING REVENUE LOC)+/-@                                  3.66         01/15/2035           12,000,000
     30,590,000    SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY CLASS A
                   (LEASE REVENUE, AMBAC INSURED)+/-@                                  3.70         02/15/2026           30,590,000
     22,685,000    SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY CLASS B
                   (LEASE REVENUE, AMBAC INSURED)+/-@                                  3.70         02/15/2026           22,685,000

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
CALIFORNIA (CONTINUED)
$    61,695,000    SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY CLASS C
                   (LEASE REVENUE, AMBAC INSURED)+/-@                                  3.70%        02/15/2026     $     61,695,000
     19,130,000    SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY SEWER
                   REVENUE SERIES SG 130 (WATER & SEWER REVENUE LOC)+/-@               3.64         05/15/2029           19,130,000
      6,215,000    SAN DIEGO CA USD SERIES 758 (EDUCATIONAL FACILITIES REVENUE
                   LOC)+/-@                                                            3.64         07/01/2027            6,215,000
     11,580,000    SAN DIEGO CA USD SERIES PA 804 (EDUCATIONAL FACILITIES REVENUE
                   LOC)+/-@                                                            3.65         07/01/2022           11,580,000
     25,000,000    SAN DIEGO CA USD TRAN SERIES A (PROPERTY TAX REVENUE)               4.50         07/24/2007           25,076,444
      3,952,500    SAN DIEGO COUNTY CA WATER AUTHORITY COP SERIES I (WATER
                   REVENUE, MBIA INSURED)+/-@                                          3.66         11/01/2010            3,952,500
     11,665,000    SAN FRANCISCO CA CITY & COUNTY PUBLIC UTILITIES COMMISSION FOR
                   CLEAN WATER MERLOTS SERIES B20 MBIA INSURED (WATER & SEWER
                   REVENUE LOC)+/-@                                                    3.54         10/01/2022           11,665,000
      8,000,000    SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY COMMUNITY
                   FACILITIES DISTRICT HUNTERS POINT SERIES A (TAX REVENUE, KBC
                   BANK NV LOC)+/-@                                                    3.60         08/01/2036            8,000,000
      3,190,000    SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY COMMUNITY
                   FACILITIES DISTRICT NUMBER 4 (OTHER REVENUE, BANK OF AMERICA
                   NA LOC)+/-@                                                         3.43         08/01/2032            3,190,000
      5,095,000    SAN FRANCISCO CA CITY & COUNTY RR II R 6502 (PROPERTY TAX
                   REVENUE, MBIA INSURED)+/-@                                          3.65         06/15/2021            5,095,000
      8,100,000    SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATION+/-@                 3.50         08/01/2035            8,100,000
      2,580,000    SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATION (TAX
                   INCREMENTAL REVENUE LOC)+/-@                                        3.65         08/01/2011            2,580,000
      6,857,500    SAN JOSE CA UNION SCHOOL DISTRICT SANTA CLARA COUNTY FLOATERS
                   SERIES 761 (PROPERTY TAX REVENUE LOC, FSA INSURED)+/-@              3.64         08/01/2027            6,857,500
      2,200,000    SAN LEANDRO CA MFHR HAAS AVENUE APARTMENTS SERIES B PUTTABLE
                   (SECURITY PACIFIC NATIONAL LOC)+/-                                  3.55         10/01/2007            2,200,000
      8,750,000    SAN MARCOS CA PFA (TAX INCREMENTAL REVENUE, AMBAC INSURED)+/-@      3.66         08/01/2038            8,750,000
      6,510,000    SAN MARCOS CA PFA TAX ALLOCATION REVENUE SERIES 1161 FGIC
                   INSURED (TAX INCREMENTAL REVENUE LOC)+/-@                           3.65         02/01/2011            6,510,000
      6,510,000    SAN MARCOS CA PFA TAX ALLOCATION REVENUE SERIES 1178 FGIC
                   INSURED (TAX INCREMENTAL REVENUE LOC)+/-@                           3.65         08/01/2011            6,510,000
     12,875,000    SAN PABLO CA REDEVELOPMENT AGENCY TAX ALLOCATION 10TH TOWNSHIP
                   PROJECT (TAX INCREMENTAL REVENUE, AMBAC INSURED)+/-@                3.54         12/01/2032           12,875,000
      5,900,000    SANTA CLARA COUNTY CA MFHR BENTON PARK CENTER APARTMENTS
                   PROJECT SERIES A COLLATERALIZED BY FNMA (MFHR LOC)+/-@              3.58         12/15/2025            5,900,000
     11,400,000    SANTA CLARA COUNTY CA MFHR FOXCHASE APARTMENTS PROJECT
                   SERIES E (MFHR LOC, FGIC INSURED)+/-@                               3.60         11/15/2017           11,400,000
      8,030,000    SANTA CRUZ CA CITY HIGH SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                   MBIA INSURED)+/-@                                                   3.65         08/01/2025            8,030,000
      6,115,000    SIERRA CA JOINT COMMUNITY COLLEGE DISTRICT (PROPERTY TAX
                   REVENUE, FGIC INSURED)+/-@                                          3.65         08/01/2021            6,115,000
     10,000,000    SIMI VALLEY CA MFHR LINCOLN WOOD RANCH (HOUSING REVENUE
                   LOC)+/-@                                                            3.58         06/01/2010           10,000,000
     17,695,000    SIMI VALLEY CA SERIES A (MFHR LOC)+/-@                              3.58         07/01/2023           17,695,000
     19,505,000    SOUTH PLACER CA WASTEWATER AUTHORITY SERIES B (SEWER REVENUE,
                   FGIC INSURED)+/-@                                                   3.70         11/01/2035           19,505,000
      5,315,000    SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY POWER PROJECT
                   REVENUE SERIES PA 1172 (ELECTRIC PLANT REVENUE LOC)+/-@             3.65         07/01/2011            5,315,000
      1,180,000    STOCKTON CA HEALTH FACILITIES REVENUE SERIES A (HEALTHCARE
                   FACILITIES REVENUE LOC)+/-@                                         3.54         12/01/2032            1,180,000
      6,100,000    UNIVERSITY CALIFORNIA EDUCATION FACILITIES REVENUE SERIES 480
                   MBIA INSURED (EDUCATIONAL FACILITIES REVENUE LOC)+/-@               3.64         09/01/2022            6,100,000
      7,000,000    UNIVERSITY OF CALIFORNIA SERIES 1119 (COLLEGE & UNIVERSITY
                   REVENUE, FIRST SECURITY BANK LOC)+/-@                               3.64         05/15/2035            7,000,000
      7,750,000    VACAVILLE CA MFHR SYCAMORE APARTMENTS SERIES A (HOUSING
                   REVENUE LOC)+/-@                                                    3.58         05/15/2029            7,750,000
     25,900,000    VENTURA COUNTY CA TRAN (PROPERTY TAX REVENUE)                       4.50         07/02/2007           25,967,302
     21,575,000    VERNON CA NATURAL GAS FINANCING VERNON GAS PROJECT SERIES B
                   (OTHER REVENUE, MBIA INSURED)+/-@                                   3.42         08/01/2021           21,575,000

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
CALIFORNIA (CONTINUED)
$     6,600,000    VICTORVILLE CA REDEVELOPMENT AGENCY SERIES 485 (TAX
                   INCREMENTAL REVENUE, FIRST SECURITY BANK LOC)+/-@                   3.65%        12/01/2019     $      6,600,000
      5,465,000    YOSEMITE CA COMMUNITY COLLEGE DISTRICT (PROPERTY TAX
                   REVENUE)+/-@                                                        3.65         08/01/2025            5,465,000

                                                                                                                      3,242,961,673
                                                                                                                   ----------------
PUERTO RICO - 1.34%
      7,200,000    EAGLE TAX-EXEMPT TRUST CERTIFICATES 20015101 CLASS A(PUERTO
                   RICO COMMONWEALTH INFRASTRUCTURE FINANCING AUTHORITY SERIES A)
                   CITIBANK NA LOC (OTHER REVENUE LOC)+/-@                             3.68         10/01/2034            7,200,000
     10,575,000    EAGLE TAX-EXEMPT TRUST CERTIFICATES 20025102 CLASS A (PUERTO
                   RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY SERIES D)
                   CITIBANK NA LOC (TOLL ROAD REVENUE, FIRST SECURITY BANK
                   LOC)+/-@                                                            3.66         07/01/2027           10,575,000
     19,000,000    PUERTO RICO COMMONWEALTH (TAX REVENUE)+/-@                          3.64         07/01/2029           19,000,000
      4,995,000    PUERTO RICO COMMONWEALTH INFRASTRUCTURE FINANCING AUTHORITY
                   SERIES 86 (SALES TAX REVENUE LOC)+/-@                               3.64         07/01/2015            4,995,000
      6,135,000    PUERTO RICO COMMONWEALTH PUBLIC BUILDINGS AUTHORITY REVENUE
                   SERIES 416 FSA LOC (LEASE REVENUE LOC)+/-@                          3.64         07/01/2021            6,135,000

                                                                                                                         47,905,000
                                                                                                                   ----------------

TOTAL MUNICIPAL BONDS & NOTES (COST $3,290,866,673)                                                                   3,290,866,673
                                                                                                                   ----------------

COMMERCIAL PAPER - 7.86%
     32,300,000    CALIFORNIA STATEWIDE CDA SERIES 05-A                                3.57         05/30/2007           32,300,000
     42,865,000    CALIFORNIA STATEWIDE CDA SERIES 05-B                                3.57         05/30/2007           42,865,000
     10,200,000    GOLDEN GATE BRIDGE SERIES A                                         3.48         04/05/2007           10,200,000
     12,200,000    GOLDEN GATE BRIDGE SERIES A                                         3.52         06/07/2007           12,200,000
     25,550,000    GOLDEN GATE BRIDGE SERIES B                                         3.48         04/04/2007           25,550,000
     17,070,000    RIVERSIDE CITY TEETER FINANCING SERIES B-2                          3.54         05/10/2007           17,070,000
     11,000,000    SAN DIEGO COUNTY REGIONAL TRANSPORTATION SERIES B                   3.50         04/05/2007           11,000,000
      2,510,000    SAN FRANCISCO PUBLIC UTILITIES COMMISSION                           3.55         06/06/2007            2,510,000
      9,500,000    SAN JOAQUIN TRANSPORTATION AUTHORITY                                3.50         03/14/2007            9,500,000
     21,850,000    SAN JOSE FINANCING AUTHORITY                                        3.43         03/07/2007           21,848,909
     14,600,000    STATE OF CALIFORNIA                                                 3.46         03/09/2007           14,600,000
      9,550,000    STATE OF CALIFORNIA                                                 3.48         04/04/2007            9,550,000
     18,100,000    STATE OF CALIFORNIA                                                 3.50         04/05/2007           18,100,000
     29,955,000    UNIVERSITY OF CALIFORNIA SERIES A                                   3.52         05/15/2007           29,955,000
     22,820,000    UNIVERSITY OF CALIFORNIA SERIES A                                   3.54         05/16/2007           22,820,000

TOTAL COMMERCIAL PAPER (COST $280,068,909)                                                                              280,068,909
                                                                                                                   ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $3,570,935,582)*                     100.18%                                                                 $  3,570,935,582

OTHER ASSETS AND LIABILITIES, NET           (0.18)                                                                      (6,286,952)
                                            ------                                                                 ----------------

TOTAL NET ASSETS                            100.00%                                                                $  3,564,648,630
                                            ======                                                                 ================

+/-   VARIABLE RATE INVESTMENTS.

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(I)   ILLIQUID SECURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
ASSET BACKED SECURITIES - 0.96%
$    40,000,000    ARKLE MASTER ISSUER PLC+/-++                                        5.30%        11/19/2007     $     40,000,000
     50,000,000    CARLYLE LOAN INVESTMENT LIMITED+/-++                                5.37         01/15/2008           50,000,000
     38,298,454    FORD CREDIT AUTO OWNER TRUST++                                      5.36         12/15/2007           38,298,454
     20,514,802    USAA AUTO OWNER TRUST                                               5.34         12/13/2007           20,515,182

TOTAL ASSET BACKED SECURITIES (COST $148,813,636)                                                                       148,813,636
                                                                                                                   ----------------
CERTIFICATES OF DEPOSIT - 4.70%
     34,000,000    CALYON NEW YORK SERIES YCD+/-                                       5.30         09/13/2007           33,995,002
     39,000,000    CALYON NEW YORK SERIES YCD1+/-                                      5.34         06/20/2007           39,000,603
     45,000,000    CREDIT AGRICOLE INDO NEW YORK SERIES YCD+/-                         5.29         06/28/2007           44,994,003
     83,000,000    CREDIT SUISSE NEW YORK SERIES CD+/-                                 5.36         04/24/2007           82,998,051
     88,000,000    DEUTSCHE BANK (NEW YORK)                                            5.35         08/08/2007           88,000,000
    145,000,000    DEUTSCHE BANK (NEW YORK)                                            5.40         12/12/2007          145,000,000
     95,000,000    HBOS TREASURY SERVICES (NEW YORK)                                   5.35         07/31/2007           95,000,000
     90,000,000    IXIS CORPORATION & INVESTMENT BANK                                  5.32         07/09/2007           90,000,000
    110,000,000    IXIS CORPORATION & INVESTMENT BANK                                  5.35         07/31/2007          110,000,000

TOTAL CERTIFICATES OF DEPOSIT (COST $728,987,659)                                                                       728,987,659
                                                                                                                   ----------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.25%

     38,516,468    PARAGON MORTGAGES PLC+/-++@                                         5.30         11/15/2038           38,516,468

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $38,516,468)                                                             38,516,468
                                                                                                                   ----------------
COMMERCIAL PAPER - 38.77%
    126,000,000    ALPINE SECURITIZATION CORPORATION++^                                5.27         03/05/2007          125,926,220
    194,000,000    ALPINE SECURITIZATION CORPORATION++^                                5.27         03/06/2007          193,858,003
    276,754,000    AMSTEL FUNDING CORPORATION++^                                       5.18         04/03/2007          275,439,880
     53,873,000    AMSTEL FUNDING CORPORATION++^                                       5.25         05/02/2007           53,385,898
     17,656,000    ATLANTIC ASSET SECURITY CORPORATION++^                              5.27         03/23/2007           17,599,138
     59,000,000    ATLAS CAPITAL FUNDING CORPORATION++^                                5.21         04/09/2007           58,666,994
     20,000,000    ATLAS CAPITAL FUNDING CORPORATION++^                                5.22         05/07/2007           19,805,886
    110,000,000    ATLAS CAPITAL FUNDING CORPORATION++^                                5.22         08/13/2007          107,370,771
     81,762,000    ATOMIUM FUNDING LLC++^                                              5.27         03/16/2007           81,582,464
     12,000,000    ATOMIUM FUNDING LLC++^                                              5.26         04/30/2007           11,894,800
    124,276,000    ATOMIUM FUNDING LLC++^                                              5.25         05/02/2007          123,152,338
     83,000,000    BANK OF AMERICA NA+/-                                               5.32         04/11/2007           83,000,000
    100,000,000    BASF AG++^                                                          5.23         03/13/2007           99,825,667
     79,000,000    BEAR STEARNS COMPANIES INCORPORATED+/-                              5.30         10/19/2007           79,000,000
    257,235,000    BUCKINGHAM CDO II LLC++^                                            5.28         03/26/2007          256,292,698
     12,554,000    BUCKINGHAM CDO III LLC++^                                           5.28         03/26/2007           12,508,012
    120,000,000    BUCKINGHAM CDO III LLC++^                                           5.28         04/05/2007          119,384,583
     46,000,000    CAIRN HIGH GRADE I FUNDING LLC++^                                   5.28         03/22/2007           45,858,454
     42,000,000    CAIRN HIGH GRADE I FUNDING LLC++^                                   5.26         04/11/2007           41,748,397
     26,000,000    CAIRN HIGH GRADE I FUNDING LLC++^                                   5.26         05/02/2007           25,764,693
     14,000,000    CAIRN HIGH GRADE I FUNDING LLC++^                                   5.26         05/14/2007           13,848,629
     35,000,000    CAIRN HIGH GRADE I FUNDING LLC++^                                   5.26         05/23/2007           34,575,547
     12,500,000    CBA (DELAWARE) FINANCE^                                             5.22         06/18/2007           12,302,438
     76,146,000    CEDAR SPRINGS CAPITAL COMPANY++^                                    5.22         03/13/2007           76,013,506
     20,544,000    CEDAR SPRINGS CAPITAL COMPANY++^                                    5.27         04/10/2007           20,423,703
     52,358,000    CEDAR SPRINGS CAPITAL COMPANY++^                                    5.26         04/11/2007           52,044,346

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
COMMERCIAL PAPER (CONTINUED)
$    11,689,000    CEDAR SPRINGS CAPITAL COMPANY++^                                    5.27%        04/11/2007     $     11,618,843
     44,390,000    CEDAR SPRINGS CAPITAL COMPANY++^                                    5.27         04/17/2007           44,084,584
     50,904,000    CEDAR SPRINGS CAPITAL COMPANY++^                                    5.26         04/20/2007           50,532,118
     65,000,000    CHARTA LLC++^                                                       5.26         03/29/2007           64,734,078
     29,667,000    CHARTA LLC++^                                                       5.26         04/18/2007           29,458,935
     24,000,000    CHEYNE FINANCE LLC++^                                               5.22         04/10/2007           23,860,800
     15,000,000    CHEYNE FINANCE LLC++^                                               5.23         06/13/2007           14,773,367
     50,000,000    CHEYNE FINANCE LLC++^                                               5.21         07/23/2007           48,958,000
     32,325,000    CHEYNE FINANCE LLC++^                                               5.21         08/07/2007           31,581,175
     50,000,000    CHEYNE FINANCE LLC++^                                               5.21         08/23/2007           48,733,681
     70,000,000    CIT GROUP INCORPORATED++^                                           5.24         05/23/2007           69,154,322
     65,000,000    COBBLER FUNDING LLC++^                                              5.25         05/25/2007           64,194,271
    131,000,000    CONCORD MINUTEMEN CAPITAL COMPANY+/-++                              5.30         03/06/2008          131,000,000
     94,000,000    CONCORD MINUTEMEN CAPITAL COMPANY+/-++                              5.30         03/13/2008           94,000,000
     40,000,000    CONCORD MINUTEMEN CAPITAL COMPANY+/-++                              5.30         03/14/2008           40,000,000
     73,529,000    CROWN POINT CAPITAL COMPANY++^                                      5.21         03/14/2007           73,390,663
     33,000,000    CULLINAN FINANCE CORPORATION++^                                     5.21         04/25/2007           32,737,581
    167,000,000    DANSKE CORPORATION++^                                               5.17         04/10/2007          166,040,678
     60,000,000    DEER VALLEY FUNDING LLC++^                                          5.28         03/09/2007           59,929,600
     41,503,000    DEER VALLEY FUNDING LLC++^                                          5.28         03/15/2007           41,417,781
     57,290,000    DEER VALLEY FUNDING LLC++^                                          5.28         03/23/2007           57,105,144
     28,514,000    DEER VALLEY FUNDING LLC++^                                          5.27         04/05/2007           28,367,905
     50,000,000    EUREKA SECURITIZATION INCORPORATED++^                               5.26         04/10/2007           49,707,778
     30,000,000    EUREKA SECURITIZATION INCORPORATED++^                               5.26         04/09/2007           29,829,050
     98,250,000    FCAR OWNER TRUST SERIES I^                                          5.22         06/22/2007           96,640,174
    175,290,000    FCAR OWNER TRUST SERIES I^                                          5.21         07/23/2007          171,636,956
     40,600,000    FCAR OWNER TRUST SERIES II^                                         5.24         03/23/2007           40,469,990
     29,800,000    FCAR OWNER TRUST SERIES II^                                         5.23         06/22/2007           29,310,792
     51,980,000    FCAR OWNER TRUST SERIES II^                                         5.22         07/27/2007           50,864,509
     49,000,000    FIVE FINANCE INCORPORATED++^                                        5.25         03/09/2007           48,942,833
     20,545,000    FOX TROT CDO LIMITED++^                                             5.22         08/09/2007           20,065,836
    100,000,000    GEMINI SECURITIZATION LLC++^                                        5.25         04/26/2007           99,183,333
     21,373,000    HARRIER FINANCE FUNDING US LLC++^                                   5.23         06/06/2007           21,071,813
    138,000,000    HARRIER FINANCE FUNDING US LLC++^                                   5.21         07/19/2007          135,203,967
    118,478,000    HARRIER FINANCE FUNDING US LLC++^                                   5.20         09/07/2007          115,229,564
     30,355,000    HUDSON-THAMES LLC++                                                 5.27         03/02/2007           30,350,556
     25,000,000    HUDSON-THAMES LLC++^                                                5.26         03/09/2007           24,970,778
     20,300,000    HUDSON-THAMES LLC++^                                                5.26         03/13/2007           20,264,407
     32,895,000    HUDSON-THAMES LLC++^                                                5.24         03/28/2007           32,765,722
     35,958,000    HUDSON-THAMES LLC++^                                                5.25         04/11/2007           35,743,001
     25,690,000    HUDSON-THAMES LLC++^                                                5.22         08/01/2007           25,120,067
     34,109,000    HUDSON-THAMES LLC++^                                                5.22         08/15/2007           33,283,051
     28,000,000    HUDSON-THAMES LLC++^                                                5.21         08/20/2007           27,303,018
     30,000,000    ING (USA) FUNDING LLC^                                              5.18         07/10/2007           29,434,517
     85,000,000    KESTREL FUNDING US LLC++^                                           5.25         04/12/2007           84,479,375
     23,364,000    KLIO II FUNDING CORPORATION++^                                      5.25         05/14/2007           23,111,864
     50,571,000    KLIO III FUNDING CORPORATION++^                                     5.28         03/19/2007           50,437,493
     54,595,000    LEGACY CAPITAL LLC++^                                               5.21         08/02/2007           53,378,229

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
COMMERCIAL PAPER (CONTINUED)
$    85,000,000    LEXINGTON PARKER CAPITAL CORPORATION                                5.32%        03/01/2007     $     85,000,000
     68,500,000    LIBERTY HARBOUR II CDO++^                                           5.28         04/13/2007           68,067,993
     15,000,000    LIQUID FUNDING LIMITED++^                                           5.25         05/16/2007           14,833,750
    127,400,000    LIQUID FUNDING LIMITED++^                                           5.21         08/06/2007          124,486,857
    100,000,000    NATIONWIDE BUILDING SOCIETY++^                                      5.20         04/11/2007           99,407,778
     54,186,000    NIEUW AMSTERDAM RECEIVABLES CORPORATION++^                          5.26         03/13/2007           54,090,994
    100,000,000    PRUDENTIAL PLC++^                                                   5.22         06/26/2007           98,303,500
     26,000,000    SAINT GERMAIN HOLDINGS INCORPORATED++^                              5.27         03/06/2007           25,980,969
     41,500,000    SEDNA FINANCE INCORPORATED++^                                       5.22         07/30/2007           40,591,358
    158,380,000    SIMBA FUNDING CORPORATION++^                                        5.25         03/12/2007          158,125,932
    120,000,000    SOLITAIRE FUNDING LLC++^                                            5.25         04/18/2007          119,160,000
     34,000,000    STANFIELD VICTORIA FUNDING++^                                       5.24         03/15/2007           33,930,716
      8,000,000    SWEDISH NATIONAL HOUSING FINANCE++^                                 5.20         04/13/2007            7,950,311
     35,080,000    TASMAN FUNDING INCORPORATED++^                                      5.28         03/15/2007           35,007,969
    109,100,000    TASMAN FUNDING INCORPORATED++^                                      5.27         03/30/2007          108,636,840
    171,204,000    TIERRA ALTA FUNDING++^                                              5.27         04/03/2007          170,376,942
     13,968,000    WHITE PINE FINANCE LLC++^                                           5.28         03/15/2007           13,939,319
     10,423,000    WHITE PINE FINANCE LLC++^                                           5.27         03/28/2007           10,381,803
     50,000,000    ZELA FINANCE INCORPORATED++^                                        5.26         03/12/2007           49,919,715
     55,000,000    ZELA FINANCE INCORPORATED++^                                        5.25         04/30/2007           54,518,750

TOTAL COMMERCIAL PAPER (COST $6,018,456,760)                                                                          6,018,456,760
                                                                                                                   ----------------

CORPORATE BONDS & NOTES - 0.08%
      8,000,000    CENTRAL OHIO MEDICAL TEXTILE SERIES 2003+/-@                        5.32         03/01/2023            8,000,000
      5,000,000    LP PINEWOOD SPV+/-@                                                 5.32         02/01/2018            5,000,000

TOTAL CORPORATE BONDS & NOTES (COST $13,000,000)                                                                         13,000,000
                                                                                                                   ----------------

EXTENDABLE BONDS - 15.55%
     60,000,000    AMERICAN GENERAL FINANCE CORPORATION+/-++                           5.37         03/14/2008           60,000,000
     70,000,000    BEAR STEARNS COMPANIES INCORPORATED+/-                              5.31         03/14/2008           70,000,000
    108,000,000    BNP PARIBAS SA+/-                                                   5.33         12/16/2007          108,000,000
    148,000,000    DNB NOR BANK ASA+/-++                                               5.31         03/25/2008          148,000,000
    180,000,000    FLORIDA HURRICANE CATASTROPHE+/-                                    5.33         03/14/2008          180,002,458
    215,000,000    GENERAL ELECTRIC CAPITAL CORPORATION                                5.45         07/09/2007          215,000,000
    175,000,000    HBOS TREASURY SERVICES PLC SERIES MTN+/-++                          5.29         03/07/2008          175,000,000
    300,000,000    ING SECURITY LIFE INSTITUTIONAL FUNDING+/-++                        5.43         03/07/2008          300,000,000
    117,500,000    INTESA BANK (IRELAND) PLC+/-++                                      5.32         03/25/2008          117,500,000
     20,000,000    IRISH LIFE & PERMANENT PLC++                                        5.34         03/20/2008           20,000,000
     83,000,000    IRISH LIFE & PERMANENT PLC++                                        5.34         03/20/2008           83,000,000
     22,000,000    ISLANDS BANK+/-++                                                   5.39         04/22/2007           22,000,000
     66,000,000    KAUPTHING BANK SERIES MTN+/-++                                      5.40         03/20/2007           66,000,000
     67,000,000    MERRILL LYNCH & COMPANY INCORPORATED+/-                             5.57         07/11/2007           67,000,000
    134,000,000    MERRILL LYNCH & COMPANY INCORPORATED+/-                             5.30         03/24/2008          134,000,000
     80,000,000    MORGAN STANLEY+/-                                                   5.40         03/03/2008           80,000,000
     80,000,000    NATIONWIDE BUILDING SOCIETY+/-++                                    5.37         01/07/2008           80,000,000
     13,000,000    NORDEA BANK AB+/-++                                                 5.30         03/07/2008           13,000,000
    134,000,000    NORDEA BANK AB+/-++                                                 5.33         03/11/2008          134,000,000
    100,000,000    NORTHERN ROCK PLC+/-++                                              5.44         01/09/2008          100,000,000
    130,000,000    NORTHERN ROCK PLC+/-++                                              5.38         02/01/2008          130,000,000

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
EXTENDABLE BONDS (CONTINUED)
$    24,000,000    PREMIUM ASSET TRUST+/-++                                            5.38%        03/15/2008     $     24,000,000
     87,000,000    TOTTA IRELAND PLC+/-++                                              5.32         03/07/2008           87,000,000

TOTAL EXTENDABLE BONDS (COST $2,413,502,458)                                                                          2,413,502,458
                                                                                                                   ----------------

MEDIUM TERM NOTES - 13.24%
     57,000,000    ALLSTATE LIFE GLOBAL FUND TRUST+/-                                  5.38         11/14/2007           57,019,689
     27,000,000    AMERICAN HONDA FINANCE CORPORATION+/-++                             5.32         05/11/2007           26,999,473
     55,000,000    ASIF GLOBAL FINANCING+/-++                                          5.40         05/03/2007           55,005,874
    185,900,000    BANK OF AMERICA SECURITIES(E)+/-                                    5.38                             185,900,000
    296,100,000    BEAR STEARNS COMPANIES INCORPORATED(E)+/-                           5.43                             296,100,000
     35,000,000    CHEYNE FINANCE LLC+/-++                                             5.32         05/21/2007           34,998,662
     36,500,000    CHEYNE FINANCE LLC+/-++                                             5.32         05/24/2007           36,498,347
     45,000,000    CHEYNE FINANCE LLC+/-++                                             5.33         07/16/2007           44,995,852
     71,000,000    CULLINAN FINANCE CORPORATION+/-++                                   5.32         05/21/2007           70,998,433
      9,990,000    FIORE CAPITAL LLC+/-@                                               5.32         08/01/2045            9,990,000
     50,375,000    GOLDMAN SACHS GROUP INCORPORATED+/-                                 5.46         05/11/2007           50,388,104
     95,000,000    HARRIER FINANCE FUNDING LLC+/-++                                    5.32         05/15/2007           94,996,980
     34,000,000    KESTREL FUNDING US LLC+/-++                                         5.34         09/21/2007           33,996,275
     44,000,000    LEHMAN BROTHERS HOLDINGS+/-                                         5.39         07/19/2007           44,015,845
     19,000,000    LIBERTY LIGHT US CAPITAL+/-++                                       5.51         03/15/2007           19,001,141
     45,000,000    LIBERTY LIGHT US CAPITAL+/-++                                       5.32         07/10/2007           44,996,827
    122,000,000    LIBERTY LIGHT US CAPITAL+/-++                                       5.32         01/04/2008          121,979,952
     53,000,000    LIBERTY LIGHT US CAPITAL+/-++                                       5.32         01/07/2008           52,991,057
     44,000,000    MONUMENT GLOBAL FUNDING II+/-++                                     5.35         12/20/2007           44,000,000
     85,000,000    NATIONWIDE BUILDING SOCIETY+/-++                                    5.46         02/01/2008           85,099,761
     98,000,000    PARCS MASTER TRUST+/-++                                             5.36         03/20/2007           98,000,000
     93,000,000    PYXIS MASTER TRUST SERIES 2007-1+/-++                               5.34         12/20/2007           93,000,000
     95,000,000    PYXIS MASTER TRUST SERIES 2007-3+/-++                               5.37         08/27/2007           95,000,000
    100,000,000    ROYAL BANK OF CANADA+/-                                             5.37         03/07/2008          100,000,000
     42,000,000    SEDNA FINANCE INCORPORATED+/-++                                     5.32         05/21/2007           41,998,955
     36,000,000    SEDNA FINANCE INCORPORATED+/-++                                     5.32         05/30/2007           35,999,071
     40,000,000    SEDNA FINANCE INCORPORATED+/-++                                     5.32         06/18/2007           39,998,734
     68,000,000    TANGO FINANCE CORPORATION+/-++                                      5.32         05/24/2007           67,998,435
     35,000,000    VETRA FINANCE INCORPORATED+/-++                                     5.32         12/06/2007           34,997,315
     39,000,000    ZELA FINANCE INCORPORATED+/-++                                      5.32         12/07/2007           38,996,993

TOTAL MEDIUM TERM NOTES (COST $2,055,961,775)                                                                         2,055,961,775
                                                                                                                   ----------------

MUNICIPAL BONDS & NOTES - 0.97%
     45,000,000    CONNECTICUT STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                   REVENUE YALE UNIVERSITY SERIES U (COLLEGE & UNIVERSITY
                   REVENUE LOC)+/-@                                                    3.42         07/01/2033           44,996,400
      1,045,000    KALAMAZOO MI FUNDING COMPANY LLC SERIES 96A+/-@                     5.37         12/15/2026            1,045,000
        660,000    KALAMAZOO MI FUNDING COMPANY LLC SERIES 96C+/-@                     5.37         12/15/2026              660,000
        975,000    KALAMAZOO MI FUNDING COMPANY LLC SERIES 96D+/-@                     5.37         12/15/2026              975,000
      1,170,000    KALAMAZOO MI FUNDING COMPANY LLC SERIES 96E+/-@                     5.37         12/15/2026            1,170,000
        525,000    KALAMAZOO MI FUNDING COMPANY LLC SERIES 96G+/-@                     5.46         12/15/2026              525,000
      1,380,000    KALAMAZOO MI FUNDING COMPANY LLC SERIES 96I+/-@                     5.37         12/15/2026            1,380,000
     22,935,000    MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GO UNLIMITED,
                   BANK OF AMERICA  NA LOC)+/-@                                        5.33         11/01/2028           22,935,000
     34,000,000    NORTH TEXAS HIGHER EDUCATIONAL AUTHORITY INCORPORATED SERIES D
                   (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE, AMBAC
                   INSURED)+/-@                                                        5.32         12/01/2046           34,000,000

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
MUNICIPAL BONDS & NOTES (CONTINUED)
$    43,300,000    NORTH TEXAS HIGHER EDUCATIONAL AUTHORITY INCORPORATED SERIES D
                   (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE, BANK OF
                   AMERICA NA LOC)+/-@                                                 5.32%        06/01/2045     $     43,299,571

TOTAL MUNICIPAL BONDS & NOTES (COST $150,985,971)                                                                       150,985,971
                                                                                                                   ----------------
PROMISSORY NOTES - 3.67%
    395,400,000    CITIGROUP GLOBAL(E)+/-                                              5.38                             395,400,000
    175,000,000    GOLDMAN SACHS GROUP INCORPORATED+/-++                               5.38         01/28/2008          175,000,000

TOTAL PROMISSORY NOTES (COST $570,400,000)                                                                              570,400,000
                                                                                                                   ----------------
REPURCHASE AGREEMENTS - 11.24%
    100,000,000    BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY
                   US GOVERNMENT SECURITIES (MATURITY VALUE $100,014,806)              5.33         03/01/2007          100,000,000
    338,000,000    CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED
                   BY US GOVERNMENT SECURITIES (MATURITY VALUE $338,050,418)           5.37         03/01/2007          338,000,000
    324,000,000    CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $324,048,150)                 5.35         03/01/2007          324,000,000
    195,000,000    GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY
                   US GOVERNMENT SECURITIES (MATURITY VALUE $195,028,979)              5.35         03/01/2007          195,000,000
      3,038,000    GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $3,038,449)                   5.32         03/01/2007            3,038,000
    347,000,000    GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $347,050,797)                 5.27         03/07/2007          347,000,000
     98,000,000    JPMORGAN CHASE SECURITIES - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES  (MATURITY VALUE $98,014,564)                 5.35         03/01/2007           98,000,000
    340,000,000    UBS SECURITIES LLC - 102% COLLATERALIZED BY
                   US GOVERNMENT SECURITIES (MATURITY VALUE $340,049,678)              5.26         03/01/2007          340,000,000

TOTAL REPURCHASE AGREEMENTS (COST $1,745,038,000)                                                                     1,745,038,000
                                                                                                                   ----------------
TIME DEPOSITS - 11.00%
     75,000,000    ALLIED IRISH BANKS PLC                                              5.38         03/01/2007           75,000,000
    347,000,000    CALYON                                                              5.34         03/01/2007          347,000,000
    174,000,000    DANSKE BANK A/S (COPENHAGGEN)                                       5.34         03/01/2007          174,000,000
     55,000,000    DEUTSCHE BANK (CAYMAN)                                              5.50         03/01/2007           55,000,000
    353,000,000    FORTIS BANK (GRAND CAYMAN)                                          5.27         03/06/2007          353,000,000
    347,000,000    ING BANK NV (AMSTERDAM)                                             5.34         03/01/2007          347,000,000
    356,000,000    SKANDINAV ENSKILDA BANK                                             5.27         03/05/2007          356,000,000

TOTAL TIME DEPOSITS (COST $1,707,000,000)                                                                             1,707,000,000
                                                                                                                   ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $15,590,662,727)*                      100.43%                                                               $ 15,590,662,727

OTHER ASSETS AND LIABILITIES, NET             (0.43)                                                                    (66,725,433)
                                             ------                                                                ----------------
TOTAL NET ASSETS                             100.00%                                                               $ 15,523,937,294
                                             ======                                                                ================

(E)   THE SECURITY IS A PRIVATE PLACEMENT WITH NO STATED MATURITY DATE.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
AGENCY NOTES - DISCOUNT - 8.61%

FEDERAL FARM CREDIT BANK - 1.06%
$   145,000,000    FFCB^                                                               5.07%        07/02/2007     $    142,488,238
     24,427,000    FFCB^                                                               5.07         07/03/2007           24,000,423
     19,477,000    FFCB^                                                               5.08         07/03/2007           19,136,196

                                                                                                                        185,624,857
                                                                                                                   ----------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.29%
    136,359,000    FHLMC^                                                              5.04         03/27/2007          135,863,079
     13,641,000    FHLMC^                                                              5.05         03/27/2007           13,591,248
    100,000,000    FHLMC^                                                              5.07         04/17/2007           99,338,083
     75,086,000    FHLMC^                                                              5.05         04/27/2007           74,485,625
    175,000,000    FREDDIE MAC^                                                        5.09         08/31/2007          170,474,690
     82,926,000    FREDDIE MAC^                                                        5.10         09/20/2007           80,541,186

                                                                                                                        574,293,911
                                                                                                                   ----------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 4.26%
    183,175,304    FNMA^                                                               5.18         03/01/2007          183,175,304
     38,235,007    FNMA^                                                               5.20         04/02/2007           38,058,277
    164,900,000    FNMA^                                                               5.23         04/02/2007          164,136,794
     59,300,000    FNMA^                                                               5.07         04/30/2007           58,799,409
    105,000,000    FNMA^                                                               5.18         05/01/2007          104,078,392
     50,000,000    FNMA^                                                               5.14         06/01/2007           49,342,583
    148,350,000    FNMA^                                                               5.19         06/01/2007          146,384,279
                                                                                                                        743,975,038
                                                                                                                   ----------------

TOTAL AGENCY NOTES - DISCOUNT (COST $1,503,893,806)                                                                   1,503,893,806
                                                                                                                   ----------------

AGENCY NOTES - INTEREST BEARING - 18.13%

FEDERAL FARM CREDIT BANK - 4.18%
     15,000,000    FFCB+/-                                                             5.21         03/20/2007           14,999,953
     41,500,000    FFCB+/-                                                             5.17         03/22/2007           41,499,029
     61,250,000    FFCB+/-                                                             5.26         05/15/2007           61,252,634
    100,000,000    FFCB+/-                                                             5.23         06/01/2007           99,992,576
     50,000,000    FFCB+/-                                                             5.26         07/27/2007           50,005,223
     50,000,000    FFCB+/-                                                             5.16         11/13/2007           49,982,834
     75,000,000    FFCB+/-                                                             5.23         01/24/2008           74,980,404
    160,000,000    FFCB+/-@                                                            5.23         06/16/2008          159,938,501
    177,000,000    FFCB+/-@                                                            5.18         11/03/2008          176,927,979

                                                                                                                        729,579,133
                                                                                                                   ----------------
FEDERAL HOME LOAN BANK - 7.92%
     18,635,000    FHLB                                                                4.00         04/25/2007           18,599,182
    200,000,000    FHLB+/-                                                             5.25         06/08/2007          199,979,150
     16,000,000    FHLB+/-                                                             5.23         07/06/2007           15,998,927
    150,000,000    FHLB                                                                5.35         12/28/2007          150,000,000
    200,000,000    FHLB+/-                                                             5.20         01/10/2008          199,916,807
    150,000,000    FHLB+/-                                                             5.20         01/17/2008          149,947,441
    250,000,000    FHLB+/-                                                             5.17         03/14/2008          249,898,928
    100,000,000    FHLB+/-@                                                            5.18         05/28/2008           99,936,238
    100,000,000    FHLB+/-@                                                            5.19         06/18/2008           99,942,349

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

--------------------------------------------------------------------------------

   GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
FEDERAL HOME LOAN BANK (CONTINUED)
$   200,000,000    FHLB+/-@                                                            5.20%        10/10/2008     $    199,876,439

                                                                                                                      1,384,095,461
                                                                                                                   ----------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.45%
     88,199,000    FHLMC                                                               4.50         04/18/2007           88,114,242
    110,000,000    FHLMC+/-                                                            5.23         06/22/2007          109,988,381
     30,000,000    FHLMC                                                               3.00         07/27/2007           29,728,876
     50,000,000    FHLMC+/-                                                            5.22         09/17/2007           49,984,084
    150,000,000    FHLMC+/-                                                            5.17         09/27/2007          149,956,509

                                                                                                                        427,772,092
                                                                                                                   ----------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.58%
    120,128,000    FNMA                                                                3.63         03/15/2007          120,052,661
     26,853,000    FNMA                                                                7.13         03/15/2007           26,871,520
    103,580,000    FNMA                                                                5.25         04/15/2007          103,570,783
    150,000,000    FNMA+/-                                                             5.23         06/21/2007          149,979,896
     90,500,000    FNMA+/-                                                             4.40         08/10/2007           90,171,639
    135,000,000    FNMA+/-                                                             5.20         12/28/2007          134,935,324

                                                                                                                        625,581,823
                                                                                                                   ----------------

TOTAL AGENCY NOTES - INTEREST BEARING (COST $3,167,028,509)                                                           3,167,028,509
                                                                                                                   ----------------

AGENCY SECURITIES - 1.46%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.46%
    101,048,000    FHLMC                                                               4.13         04/02/2007          100,951,862
    157,782,000    FHLMC^                                                              5.09         06/26/2007          155,174,455

                                                                                                                        256,126,317
                                                                                                                   ----------------

TOTAL AGENCY SECURITIES (COST $256,126,317)                                                                             256,126,317
                                                                                                                   ----------------
REPURCHASE AGREEMENTS - 73.67%
    100,000,000    BANK OF AMERICA SECURITIES LLC - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $100,014,778)                 5.32         03/01/2007          100,000,000
  2,050,000,000    BANK OF AMERICA SECURITIES LLC - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $2,050,303,514)               5.33         03/01/2007        2,050,000,000
  1,225,000,000    BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $1,225,181,368)               5.33         03/01/2007        1,225,000,000
    500,000,000    BEAR STEARNS & COMPANY INCORPORATED - 102% COLLATERALIZED
                   BY US GOVERNMENT SECURITIES (MATURITY VALUE $500,074,167)           5.34         03/01/2007          500,000,000
  1,000,000,000    CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $1,001,024,722)               5.27         03/07/2007        1,000,000,000
  2,600,000,000    CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $2,600,385,667)               5.34         03/01/2007        2,600,000,000
  1,000,000,000    CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $1,000,146,111)               5.26         03/01/2007        1,000,000,000
    500,000,000    CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $500,439,167)                 5.27         03/06/2007          500,000,000
  2,000,000,000    DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $2,000,296,667)               5.34         03/01/2007        2,000,000,000
     44,483,000    GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $44,489,574)                  5.32         03/01/2007           44,483,000
    500,000,000    GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $500,439,167)                 5.27         03/06/2007          500,000,000

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
REPURCHASE AGREEMENTS (CONTINUED)
$ 1,000,000,000    HSBC USA INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
                   SECURITIES ($1,000,148,333)                                         5.34%        03/01/2007     $  1,000,000,000
    250,000,000    JPMORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                   SECURITIES (MATURITY VALUE ($250,036,806)                           5.30         03/01/2007          250,000,000
    100,000,000    MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
                   SECURITIES (MATURITY VALUE $100,014,778)                            5.32         03/01/2007          100,000,000
TOTAL REPURCHASE AGREEMENTS (COST $12,869,483,000)                                                                   12,869,483,000
                                                                                                                   ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $17,796,531,632)*                              101.87%                                                       $ 17,796,531,632

OTHER ASSETS AND LIABILITIES, NET                     (1.87)                                                           (326,512,159)
                                                     ------                                                        ----------------

TOTAL NET ASSETS                                     100.00%                                                        $17,470,019,473
                                                     ======                                                        ================

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   HERITAGE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
ASSET BACKED SECURITIES - 0.44%
$     1,000,000    ARKLE MASTER ISSUER PLC+/-++                                        5.30%        11/19/2007     $      1,000,000
      1,206,251    FORD CREDIT AUTO OWNER TRUST++                                      5.36         12/15/2007            1,206,251
        621,661    USAA AUTO OWNER TRUST                                               5.34         12/13/2007              621,661

TOTAL ASSET BACKED SECURITIES (COST $2,827,912)                                                                           2,827,912
                                                                                                                   ----------------
CERTIFICATES OF DEPOSIT - 2.50%
      1,000,000    CALYON NEW YORK SERIES YCD+/-                                       5.30         09/13/2007              999,853
      2,000,000    CALYON NEW YORK SERIES YCD1+/-                                      5.34         06/20/2007            2,000,031
      3,000,000    DEUTSCHE BANK (NEW YORK)                                            5.35         08/08/2007            3,000,000
      5,000,000    DEUTSCHE BANK (NEW YORK)                                            5.40         12/12/2007            5,000,000
      5,000,000    IXIS CORPORATION & INVESTMENT BANK                                  5.32         07/09/2007            5,000,000

TOTAL CERTIFICATES OF DEPOSIT (COST $15,999,884)                                                                         15,999,884
                                                                                                                   ----------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.30%
      1,925,823    PARAGON MORTGAGES PLC+/-++@                                         5.30         11/15/2038            1,925,823

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $1,925,823)                                                               1,925,823
                                                                                                                   ----------------

COMMERCIAL PAPER - 36.64%
      4,000,000    ALPINE SECURITIZATION CORPORATION++^                                5.27         03/05/2007            3,997,658
      8,000,000    ALPINE SECURITIZATION CORPORATION++^                                5.27         03/06/2007            7,994,144
     15,000,000    ATLAS CAPITAL FUNDING CORPORATION++^                                5.22         08/13/2007           14,641,469
     15,000,000    ATOMIUM FUNDING LLC++^                                              5.26         04/30/2007           14,868,500
      3,000,000    BANK OF AMERICA NA+/-                                               5.32         04/11/2007            3,000,000
      3,000,000    BEAR STEARNS COMPANIES INCORPORATED+/-                              5.30         10/19/2007            3,000,000
     15,000,000    BUCKINGHAM CDO II LLC++^                                            5.28         03/26/2007           14,945,052
     15,000,000    BUCKINGHAM CDO III LLC++^                                           5.28         04/05/2007           14,923,073
     15,000,000    CHARTA LLC++^                                                       5.26         03/26/2007           14,945,208
     10,000,000    CHEYNE FINANCE LLC++^                                               5.23         06/13/2007            9,848,911
      6,950,000    CONCORD MINUTEMEN CAPITAL COMPANY+/-++                              5.30         03/13/2008            6,950,000
      5,000,000    CROWN POINT CAPITAL COMPANY++^                                      5.21         03/14/2007            4,990,593
      1,000,000    CULLINAN FINANCE CORPORATION++^                                     5.21         04/25/2007              992,048
      7,000,000    DANSKE CORPORATION++^                                               5.17         04/10/2007            6,959,789
     14,475,000    EUREKA SECURITIZATION INCORPORATED++^                               5.26         04/09/2007           14,392,517
     10,960,000    HUDSON-THAMES LLC++^                                                5.26         03/09/2007           10,947,189
     15,000,000    KESTREL FUNDING US LLC++^                                           5.25         04/12/2007           14,908,125
     15,000,000    KLIO II FUNDING CORPORATION++^                                      5.25         05/14/2007           14,838,125
     15,000,000    KLIO III FUNDING CORPORATION++^                                     5.25         04/16/2007           14,899,375
     10,000,000    LEGACY CAPITAL LLC++^                                               5.21         08/02/2007            9,777,128
      7,250,000    NATIONWIDE BUILDING SOCIETY++^                                      5.20         04/11/2007            7,207,064
     15,000,000    NEWPORT FUNDING CORPORATION++^                                      5.26         04/02/2007           14,929,867
      1,000,000    SAINT GERMAIN HOLDINGS INCORPORATED++^                              5.27         03/06/2007              999,268
     10,000,000    TASMAN FUNDING INCORPORATED++^                                      5.27         03/30/2007            9,957,547

TOTAL COMMERCIAL PAPER (COST $234,912,650)                                                                              234,912,650
                                                                                                                   ----------------
CORPORATE BONDS & NOTES - 1.35%
      4,195,000    CEI CAPITAL LLC+/-@                                                 5.32         03/01/2033            4,195,000
      4,465,000    CONVENIENCE HOLDING COMPANY SERIES 2002-A+/-@                       5.32         09/01/2042            4,465,000

TOTAL CORPORATE BONDS & NOTES (COST $8,660,000)                                                                           8,660,000
                                                                                                                   ----------------

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   HERITAGE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
EXTENDABLE BONDS - 11.62%
$     8,000,000    BANK OF IRELAND+/-++                                                5.32%        03/20/2008     $      8,000,000
      3,000,000    BEAR STEARNS COMPANIES INCORPORATED+/-                              5.31         03/14/2008            3,000,000
      4,000,000    BNP PARIBAS SA+/-                                                   5.33         12/16/2007            4,000,000
      7,500,000    DNB NOR BANK ASA+/-++                                               5.31         03/25/2008            7,500,000
      7,000,000    FLORIDA HURRICANE CATASTROPHE+/-                                    5.33         03/14/2008            7,000,070
      8,000,000    GENERAL ELECTRIC CAPITAL CORPORATION+/-                             5.45         07/09/2007            8,002,808
      7,000,000    HBOS TREASURY SERVICES PLC SERIES MTN+/-++                          5.29         03/07/2008            7,000,000
      5,000,000    INTESA BANK (IRELAND) PLC+/-++                                      5.32         03/25/2008            5,000,000
      4,000,000    IRISH LIFE & PERMANENT PLC+/-++                                     5.34         03/20/2008            4,000,000
      5,000,000    MERRILL LYNCH & COMPANY INCORPORATED+/-                             5.30         03/24/2008            5,000,000
      5,000,000    MORGAN STANLEY+/-                                                   5.40         03/03/2008            5,000,000
      2,000,000    NORDEA BANK AB+/-++                                                 5.30         03/07/2008            2,000,000
      5,000,000    NORDEA BANK AB+/-++                                                 5.33         03/11/2008            5,000,000
      4,000,000    TOTTA IRELAND PLC+/-++                                              5.32         03/07/2008            4,000,000

TOTAL EXTENDABLE BONDS (COST $74,502,878)                                                                                74,502,878
                                                                                                                   ----------------
MEDIUM TERM NOTES - 12.70%
      2,000,000    ALLSTATE LIFE GLOBAL FUND TRUST+/-                                  5.38         11/14/2007            2,000,691
      3,000,000    ASIF GLOBAL FINANCING+/-++                                          5.40         05/03/2007            3,000,320
      7,300,000    BANK OF AMERICA SECURITIES(E)+/-                                    5.38                               7,300,000
     11,100,000    BEAR STEARNS COMPANIES INCORPORATED(E)+/-                           5.43                              11,100,000
      2,000,000    CHEYNE FINANCE LLC+/-++                                             5.32         05/21/2007            1,999,924
      2,000,000    CHEYNE FINANCE LLC+/-++                                             5.32         05/24/2007            1,999,909
      3,000,000    CULLINAN FINANCE CORPORATION+/-++                                   5.32         05/21/2007            2,999,934
      5,000,000    CULLINAN FINANCE CORPORATION+/-++                                   5.32         01/04/2008            4,999,206
      3,500,000    GELAAC PREMIUM ASSET TRUST SERIES 00-7+/-++                         5.73         09/08/2007            3,507,073
     10,000,000    GOLDMAN SACHS GROUP INCORPORATED+/-                                 5.46         05/11/2007           10,002,601
      3,000,000    JACKSON NATIONAL LIFE FUNDING+/-++                                  5.43         04/20/2007            3,000,363
      1,500,000    KESTREL FUNDING US LLC+/-++                                         5.34         09/21/2007            1,499,836
      2,000,000    LEHMAN BROTHERS HOLDINGS+/-                                         5.39         07/19/2007            2,000,720
      2,000,000    MONUMENT GLOBAL FUNDING II+/-++                                     5.35         12/20/2007            2,000,000
      3,500,000    PARCS MASTER TRUST+/-++(I)                                          5.36         03/20/2007            3,500,000
     10,000,000    PYXIS MASTER TRUST SERIES 2007-3+/-++(I)                            5.37         08/27/2007           10,000,000
      2,000,000    SEDNA FINANCE INCORPORATED+/-++                                     5.32         05/30/2007            1,999,948
      2,000,000    SEDNA FINANCE INCORPORATED+/-++                                     5.32         06/18/2007            1,999,937
      4,000,000    TANGO FINANCE CORPORATION+/-++                                      5.32         05/24/2007            3,999,908
      1,000,000    VETRA FINANCE INCORPORATED+/-++                                     5.32         12/06/2007              999,923
      1,500,000    ZELA FINANCE INCORPORATED+/-++                                      5.32         12/07/2007            1,499,882

TOTAL MEDIUM TERM NOTES (COST $81,410,175)                                                                               81,410,175
                                                                                                                   ----------------
MUNICIPAL BONDS & NOTES - 2.25%
      5,000,000    COLORADO HOUSING & FINANCE AUTHORITY SFMR SERIES
                   B (HOUSING REVENUE)+/-@                                             5.36         11/01/2033            5,000,000
      3,910,000    COLORADO HOUSING & FINANCE AUTHORITY SFMR SERIES
                   C (HOUSING REVENUE)+/-@                                             5.36         11/01/2036            3,910,000
      1,300,000    NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY MSNBC/CNBC
                   SERIES A (IDR)+/-@(I)                                               5.30         10/01/2021            1,300,000
      1,500,000    NORTH TEXAS HIGHER EDUCATIONAL AUTHORITY INCORPORATED
                   SERIES D (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE,
                   AMBAC INSURED)+/-@                                                  5.32         12/01/2046            1,500,000
        700,000    WAKE FOREST UNIVERSITY NC (OTHER REVENUE)+/-@                       5.39         09/01/2013              700,000
      2,000,000    WAUKESHA HEALTH SYSTEM INCORPORATED (HEALTHCARE
                   FACILITIES REVENUE)+/-@                                             5.32         08/15/2026            2,000,000

TOTAL MUNICIPAL BONDS & NOTES (COST $14,410,000)                                                                         14,410,000
                                                                                                                   ----------------

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   HERITAGE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
PROMISSORY NOTES - 2.42%
$    15,500,000    CITIGROUP GLOBAL(E)+/-                                              5.38%                       $     15,500,000

TOTAL PROMISSORY NOTES (COST $15,500,000)                                                                                15,500,000
                                                                                                                   ----------------
REPURCHASE AGREEMENTS - 20.00%
     35,000,000    BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED
                   BY US GOVERNMENT SECURITIES (MATURITY VALUE $35,005,182)            5.33         03/01/2007           35,000,000
     35,000,000    CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $35,005,192)                  5.34         03/01/2007           35,000,000
     15,000,000    CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $15,002,238)                  5.37         03/01/2007           15,000,000
      7,000,000    GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $7,001,040)                   5.35         03/01/2007            7,000,000
      8,200,000    GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $8,201,212)                   5.32         03/01/2007            8,200,000
     14,000,000    GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $14,014,346)                  5.27         03/07/2007           14,000,000
     14,000,000    UBS SECURITIES LLC - 102% COLLATERALIZED BY US GOVERNMENT
                   SECURITIES (MATURITY VALUE $14,002,046)                             5.26         03/01/2007           14,000,000

TOTAL REPURCHASE AGREEMENTS (COST $128,200,000)                                                                         128,200,000
                                                                                                                   ----------------
TIME DEPOSITS - 9.83%
     14,000,000    CALYON                                                              5.34         03/01/2007           14,000,000
      7,000,000    DANSKE BANK A/S (COPENHAGGEN)                                       5.34         03/01/2007            7,000,000
     14,000,000    FORTIS BANK (GRAND CAYMAN)                                          5.27         03/06/2007           14,000,000
     14,000,000    ING BANK NV (AMSTERDAM)                                             5.34         03/01/2007           14,000,000
     14,000,000    SKANDINAV ENSKILDA BANK                                             5.27         03/05/2007           14,000,000

TOTAL TIME DEPOSITS (COST $63,000,000)                                                                                   63,000,000
                                                                                                                   ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $641,349,322)*                          100.05%                                                              $    641,349,322

OTHER ASSETS AND LIABILITIES, NET              (0.05)                                                                      (300,912)
                                              ------                                                               ----------------

TOTAL NET ASSETS                              100.00%                                                              $    641,048,410
                                              ======                                                               ================


(E)   THE SECURITY IS A PRIVATE PLACEMENT WITH NO STATED MATURITY DATE.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

(I)   ILLIQUID SECURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
MUNICIPAL BONDS & NOTES - 90.73%

ALABAMA - 3.86%
$     7,960,000    BALDWIN COUNTY AL BOARD OF EDUCATION (SALES TAX REVENUE,
                   AMBAC INSURED)+/-@                                                  3.72%        06/01/2025     $      7,960,000
      6,000,000    BIRMINGHAM AL PUBLIC EDUCATIONAL BUILDING AUTHORITY STUDENT
                   HOUSING REVENUE (OTHER REVENUE LOC)+/-@                             3.67         07/01/2037            6,000,000
     19,850,000    COLUMBIA AL IDA SERIES A (IDR)+/-@                                  3.62         06/01/2022           19,850,000
     14,465,000    COLUMBIA AL IDA SERIES B (PCR)+/-@                                  3.62         05/01/2022           14,465,000
     10,000,000    DCH HEALTH CARE AUTHORITY ALABAMA HEALTH CARE FACILITIES
                   (HEALTHCARE FACILITIES REVENUE, REGIONS BANK LOC)+/-@
      8,700,000    EUTAW AL IDA PCR ALABAMA POWER COMPANY PROJECT (IDR)+/-@            3.67         06/01/2020           10,000,000
      1,000,000    HOMEWOOD AL EDUCATIONAL BUILDING AUTHORITY SAMFORD
                   UNIVERSITY (COLLEGE & UNIVERSITY REVENUE, AMBAC INSURED)+/-@        3.62         06/01/2028            8,700,000
     17,100,000    MOBILE AL INDUSTRIAL DEVELOPMENT BOARD HOLNAM INCORPORATED
                   SERIES B (IDR, WACHOVIA BANK LOC)+/-@                               3.60         12/01/2021            1,000,000
     47,000,000    MOBILE AL INFIRMARY HEALTH SYSTEM SPECIAL CARE FACILITIES
                   SERIES A (HFFA REVENUE, BANK OF NOVA SCOTIA)+/-@                    3.52         06/01/2032           17,100,000
      8,900,000    MOBILE AL SPRING HILL COLLEGE EDUCATIONAL BUILDING
                   AUTHORITY SPRING HILL COLLEGE                                       3.53         02/01/2040           47,000,000
                   PROJECT SERIES B (COLLEGE & UNIVERSITY REVENUE, REGIONS
                   BANK LOC)+/-@                                                       3.56         09/01/2024            8,900,000
      5,595,000    MONTGOMERY AL BMC SPECIAL CARE FACILITIES AUTHORITY SERIES
                   435 (NURSING HOME REVENUE, MBIA INSURED)+/-@                        3.69         11/15/2029            5,595,000
      8,100,000    PELL CITY AL NOLAND HEALTH SERVICES (HCFR, ALLIED IRISH
                   BANK PLC LOC)+/-@                                                   3.68         12/01/2034            8,100,000
      5,800,000    PRICHARD UNIVERSITY MOBILE AL EDUCATIONAL BUILDING AUTHORITY
                   UNIVERSITY MOBILE PROJECT (LEASE REVENUE, REGIONS BANK
                   LOC)+/-@                                                            3.67         03/01/2025            5,800,000

                                                                                                                        160,470,000
                                                                                                                   ----------------

ALASKA - 0.57%
      6,475,000    ANCHORAGE AK PLANT 2657 (LEASE REVENUE, FIRST SECURITY BANK
                   LOC)+/-@                                                            3.72         02/01/2018            6,475,000
      7,495,000    ALASKA STATE HOUSING FINANCE CORPORATION FLOATER PA 1057
                   (HOUSING REVENUE, MBIA INSURED)+/-@                                 3.72         06/01/2026            7,495,000
     10,000,000    NORTH SLOPE BORO AK SERIES A (PROPERTY TAX REVENUE, MBIA
                   INSURED)+/-@                                                        3.66         06/30/2010           10,000,000

                                                                                                                         23,970,000
                                                                                                                   ----------------

ARIZONA - 2.86%
     36,580,000    ARIZONA BANNER HEALTH SERIES B (HEALTHCARE FACILITIES REVENUE,
                   FGIC INSURED)+/-@                                                   3.51         01/01/2035           36,580,000
     30,400,000    ARIZONA TOURISM & SPORTS AUTHORITY MULTI-PURPOSE STADIUM
                   FACULTY SERIES A (SPORTS FACILITIES REVENUE, AMBAC INSURED)
                   +/-@                                                                3.51         07/01/2036           30,400,000
     10,625,000    MARICOPA COUNTY AZ IDA SERIES A (HOUSING REVENUE, FNMA
                   INSURED)+/-@                                                        3.67         04/15/2030           10,625,000
     41,410,000    SALT RIVER AZ PIMA MARICOPA INDIAN COMMUNITY (OTHER REVENUE,
                   BANK OF AMERICA NA LOC)+/-@                                         3.67         10/01/2025           41,410,000

                                                                                                                        119,015,000
                                                                                                                   ----------------

CALIFORNIA - 0.49%
      3,700,000    CALIFORNIA ADVENTIST HEALTH SYSTEMS SERIES A (HFFA REVENUE,
                   WACHOVIA BANK NA LOC)+/-@                                           3.60         09/01/2025            3,700,000
        230,000    LOS ANGELES CA SERIES 184 (WATER REVENUE, FIRST SECURITY
                   BANK LOC)+/-@                                                       3.65         01/01/2009              230,000
      1,505,000    PLEASANT VALLEY CA SCHOOL DISTRICT (PROPERTY TAX REVENUE
                   LOC)+/-@                                                            3.64         08/01/2020            1,505,000
      2,275,000    SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING
                   AUTHORITY CLASS A (SEWER REVENUE, AMBAC INSURED)+/-@                3.66         12/01/2035            2,275,000
        810,000    SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY CLASS B
                   (LEASE REVENUE, AMBAC INSURED)+/-@                                  3.70         02/15/2026              810,000
      6,485,000    SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY CLASS C
                   (LEASE REVENUE, AMBAC INSURED)+/-@                                  3.70         02/15/2026            6,485,000
      5,360,000    WALNUT CA ENERGY CONTROL AUTHORITY POINTE 2335 (ELECTRIC
                   REVENUE, AMBAC INSURED)+/-@                                         3.65         01/01/2021            5,360,000

                                                                                                                         20,365,000
                                                                                                                   ----------------

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
COLORADO - 0.87%
$     1,600,000    ARVADA COUNTY CO (WATER REVENUE, FIRST SECURITY BANK LOC)+/-@       3.65%        11/01/2020     $      1,600,000
      7,560,000    CORNERSTONE COUNTY METROPOLITAN DISTRICT #1 (GO, BANK OF
                   AMERICA NA LOC)+/-@                                                 3.68         12/01/2036            7,560,000
     14,975,000    FITZSIMONS RDA COLORADO UNIVERSITY PHYSICIANS INCORPORATED
                   (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)+/-@       3.72         01/01/2025           14,975,000
      5,255,000    JEFFERSON COUNTY CO SCHOOL DISTRICT #R-001 SERIES 665
                   (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)+/-@                 3.72         12/15/2012            5,255,000
      3,230,000    MESA COUNTY CO VALLEY SCHOOL DISTRICT #051 GRAND JUNCTION
                   SERIES 684 (PROPERTY TAX REVENUE, MBIA INSURED)+/-@                 3.72         12/01/2012            3,230,000
      3,510,000    SOUTHEAST CO PUBLIC IMPROVEMENT METROPOLITAN DISTRICT
                   (PROPERTY TAX REVENUE, US BANK NA LOC)+/-@                          3.70         11/15/2034            3,510,000

                                                                                                                         36,130,000
                                                                                                                   ----------------

DELAWARE - 0.38%
     15,600,000    KENT COUNTY DE STUDENT HOUSING (COLLEGE & UNIVERSITY
                   REVENUE, WACHOVIA BANK LOC)+/-@                                     3.67         07/01/2036           15,600,000
                                                                                                                   ----------------

DISTRICT OF COLUMBIA - 1.80%
     10,400,000    DISTRICT OF COLUMBIA FAMILY & CHILD SERVICES (OTHER
                   REVENUE, BANK OF AMERICA NA LOC)+/-@                                3.67         07/01/2041           10,400,000
     15,000,000    DISTRICT OF COLUMBIA NATIONAL ASSOCIATION OF YOUNG
                   CHILDREN (OTHER REVENUE, WACHOVIA BANK LOC)+/-@                     3.67         04/01/2036           15,000,000
     24,300,000    DISTRICT OF COLUMBIA SERIES C (OTHER REVENUE, FGIC
                   INSURED)+/-@                                                        3.55         06/01/2026           24,300,000
     25,000,000    DISTRICT OF COLUMBIA SERIES D (PROPERTY TAX REVENUE, FGIC
                   INSURED)+/-@                                                        3.55         06/01/2029           25,000,000

                                                                                                                         74,700,000
                                                                                                                   ----------------

FLORIDA - 3.53%
      6,715,000    ALACHUA COUNTY FL HEALTH FACILITIES AUTHORITY CONTINUING
                   CARE OAK HAMMOCK UNIVERSITY (BANQUE NATIONALE PARIS LOC)+/-@        3.64         10/01/2037            6,715,000
      3,850,000    ALACHUA COUNTY FL OAK HAMMOCK UNIVERSITY OF FLORIDA
                   PROJECT SERIES A
                   (HEALTHCARE FACILITIES REVENUE, BNP PARIBAS LOC)+/-@                3.64         10/01/2032            3,850,000
      4,725,000    BOYNTON BEACH FL COMMUNITY RDA FLORIDA TAX INCREMENT
                   SERIES 657 (TAX INCREMENTAL REVENUE, MBIA INSURED)+/-@              3.72         10/01/2012            4,725,000
      2,620,000    BREVARD COUNTY FL SCHOOL BOARD COP SERIES 638 (LEASE
                   REVENUE, FGIC INSURED)+/-@                                          3.72         07/01/2012            2,620,000
      7,450,000    CAPITAL TRANSFER AGENCY FLORIDA PORTOFINO VILLAS SERIES A
                   (OTHER REVENUE, FNMA INSURED)+/-@                                   3.67         04/15/2036            7,450,000
      4,625,000    DADE COUNTY FL WATER & SEWER SYSTEM (WATER REVENUE, FGIC
                   INSURED)+/-@                                                        3.51         10/05/2022            4,625,000
      4,000,000    DUVAL COUNTY FL HFA SUNBEAM ROAD APARTMENTS PROJECT
                   (HOUSING REVENUE, US BANK NA LOC)+/-@                               3.66         07/01/2025            4,000,000
      9,000,000    EAGLE TAX-EXEMPT TRUST CERTIFICATES 20010906 CLASS A
                   (FLORIDA STATE BOARD OF EDUCATION LOTTERY SERIES B)
                   (OTHER REVENUE, FGIC INSURED)+/-@                                   3.71         07/01/2019            9,000,000
      5,100,000    FLORIDA HFA (MFHR, FHLMC INSURED)+/-@                               3.53         12/01/2013            5,100,000
        525,000    FORT LAUDERDALE FL ANN STORCK CENTER INCORPORATED PROJECT
                   (HEALTHCARE FACILITIES REVENUE, WACHOVIA BANK LOC)+/-@              3.82         12/01/2014              525,000
      8,560,000    HIGHLANDS COUNTY FL ADVENTIST HEALTH SERIES B (OTHER
                   REVENUE, FGIC INSURED)+/-@                                          3.64         11/15/2031            8,560,000
     12,500,000    HILLSBOROUGH FL COMMUNITY COLLEGE FOUNDATION INCORPORATED
                   (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-@                         3.67         12/01/2033           12,500,000
      1,370,000    JACKSONVILLE FL BAPTIST MEDICAL CENTER PROJECT (HEALTHCARE
                   FACILITIES REVENUE, WACHOVIA BANK LOC)+/-@                          3.60         08/15/2021            1,370,000
     12,175,000    JACKSONVILLE FL ECONOMIC DEVELOPMENT HEALTH CARE
                   FACILITIES REVENUE SERIES A+/-@                                     3.68         09/01/2023           12,175,000
        100,000    JACKSONVILLE FL SAMUEL C. TAYLOR FOUNDATION PROJECT (HCFR,
                   BANK OF AMERICA NA LOC)+/-@                                         3.72         12/01/2023              100,000

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
FLORIDA (CONTINUED)
$    17,680,000    JEA FL ELECTRIC SYSTEM REVENUE SERIES 3A (ELECTRIC REVENUE,
                   CIFG INSURED)+/-@                                                   3.51%        10/01/2036     $     17,680,000
      6,455,000    NORTH BROWARD FL HOSPITAL DISTRIBUTION SERIES B (HOSPITAL
                   REVENUE, CIFG INSURED)+/-@                                          3.52         01/15/2031            6,455,000
      1,415,000    ORANGE COUNTY FL CENTRAL FLORIDA YMCA PROJECT SERIES A
                   (IDR, BANK OF AMERICA NA LOC)+/-@                                   3.69         05/01/2027            1,415,000
      1,200,000    ORANGE COUNTY FL IDA JEWISH FEDERATION OF GREATER ORLANDO
                   PROJECT (PRIVATE SCHOOL REVENUE, BANK OF AMERICA NA LOC)+/-@        3.67         01/01/2028            1,200,000
      1,860,000    ORANGE COUNTY FL SCHOOL BOARD COP PUTTERS SERIES 560 (LEASE
                   REVENUE, AMBAC INSURED)+/-@                                         3.72         08/01/2012            1,860,000
      5,500,000    PALM BEACH COUNTY FL ZOOLOGICAL SOCIETY INCORPORATED
                   PROJECT (RECREATIONAL FACILITIES REVENUE, NORTHERN TRUST
                   CORPORATION LOC)+/-@                                                3.66         05/01/2031            5,500,000
     12,050,000    SARASOTA COUNTY FL CONTINUING CARE RETIREMENT COMMUNITY
                   GLENRIDGE PALMER PROJECT (HEALTH FACILITIES FINANCING
                   AUTHORITY REVENUE, BANK OF SCOTLAND LOC)+/-@                        3.64         06/01/2036           12,050,000
      2,200,000    SARASOTA COUNTY FL UTILITY SYSTEM (WATER REVENUE, FGIC
                   INSURED)+/-@                                                        3.72         10/01/2010            2,200,000
        425,000    SUNSHINE STATE GOVERNMENTAL FINANCING COMMISSION REVENUE
                   (OTHER REVENUE LOC)+/-@                                             3.63         07/01/2016              425,000
     14,300,000    TAMPA FL UNIVERSITY OF TAMPA LLC PROJECT (HIGHER EDUCATION
                   FACILITIES AUTHORITY REVENUE)+/-@                                   3.65         10/01/2037           14,300,000

                                                                                                                        146,400,000
                                                                                                                   ----------------

GEORGIA - 2.25%
      1,190,000    COBB COUNTY GA DEVELOPMENT AUTHORITY UNIVERSITY FACILITIES
                   SERIES 580 (COLLEGE & UNIVERSITY REVENUE, MBIA INSURED)+/-@         3.72         07/15/2012            1,190,000
      4,270,000    EAGLE TAX-EXEMPT TRUST CERTIFICATES 20001003 CLASS A
                   (ATLANTA GA AIRPORT SERIES A) (AIRPORT REVENUE,
                   FGIC INSURED)+/-@                                                   3.71         01/01/2030            4,270,000
     25,560,000    FULTON COUNTY GA NORTHSIDE SERIES A (HOSPITAL REVENUE,
                   WACHOVIA BANK LOC)+/-@                                              3.67         10/01/2018           25,560,000
      1,680,000    FULTON COUNTY GA NORTHSIDE SERIES B (HOSPITAL REVENUE,
                   WACHOVIA BANK LOC)+/-@                                              3.60         10/01/2033            1,680,000
     25,065,000    FULTON COUNTY GA RESIDENTIAL CARE FACILITIES FIRST MORTGAGE
                   LENBROOK PROJECT C (HOSPITAL REVENUE, BANK OF
                   SCOTLAND LOC)+/-@                                                   3.53         07/01/2017           25,065,000
      5,220,000    FULTON DE KALB GA ROCS RR II R 2074 (HEALTHCARE FACILITIES
                   REVENUE, FIRST SECURITY BANK LOC)+/-@                               3.70         01/01/2020            5,220,000
     13,440,000    GEORGIA LOCAL GOVERNMENT COP SERIES K (GO - POLITICAL
                   SUBDIVISION)+/-@                                                    3.75         12/01/2022           13,440,000
      5,500,000    GEORGIA PRIVATE COLLEGES & UNIVERSITY AUTHORITY MERCER
                   UNIVERSITY PROJECT SERIES A (OTHER REVENUE)+/-@                     3.70         10/01/2036            5,500,000
      2,300,000    GEORGIA STATE SERIES 1034 (OTHER REVENUE, MORGAN STANLEY
                   DEAN WITTER LOC)+/-@                                                3.69         05/01/2020            2,300,000
      9,285,000    ROSELL GA HOUSING AUTHORITY (HOUSING REVENUE, FHLMC
                   INSURED)+/-@                                                        3.67         01/01/2034            9,285,000

                                                                                                                         93,510,000
                                                                                                                   ----------------

HAWAII - 0.35%
      8,000,000    EAGLE TAX-EXEMPT TRUST CERTIFICATES 20011101 CLASS A
                   (HAWAII STATE HIGHWAY) (TOLL ROAD REVENUE, FIRST SECURITY BANK
                   LOC)+/-@                                                            3.71         07/01/2016            8,000,000
      6,470,000    HAWAII STATE ROCS RR II R 6058 (GO - STATES, TERRITORIES,
                   MBIA INSURED)+/-@                                                   3.70         10/01/2021            6,470,000

                                                                                                                         14,470,000
                                                                                                                   ----------------

ILLINOIS - 9.65%
      5,000,000    CHICAGO IL BOARD OF EDUCATION CERTIFICATES SERIES A
                   (PROPERTY TAX REVENUE)+/-@                                          3.75         06/01/2021            5,000,000
     15,840,000    CHICAGO IL O'HARE INTERNATIONAL AIRPORT (AIRPORT REVENUE,
                   MBIA INSURED)+/-@                                                   3.70         01/01/2026           15,840,000
      5,355,000    CHICAGO IL PARK DISTRICT ROCS RR II R 4018 (STATE & LOCAL
                   GOVERNMENTS, AMBAC INSURED)+/-@                                     3.70         01/01/2024            5,355,000
     10,600,000    CHICAGO IL SERIES D (OTHER REVENUE, FIRST SECURITY BANK
                   LOC)+/-@                                                            3.65         01/01/2040           10,600,000
      5,700,000    CHICAGO IL SERIES SG 131 (SALES TAX REVENUE, FGIC
                   INSURED)+/-@                                                        3.71         01/01/2027            5,700,000
      3,747,000    COOK COUNTY IL GO CERTIFICATES SERIES 458 (PROPERTY TAX
                   REVENUE, FGIC INSURED)+/-@                                          3.69         11/15/2028            3,747,000
      5,124,685    EAGLE TAX-EXEMPT TRUST CERTIFICATES 20021301 CLASS A
                   (ILLINOIS STATE) (GO - STATES, TERRITORIES, FGIC INSURED)+/-@       3.71         02/01/2019            5,124,685

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
ILLINOIS (CONTINUED)
$    18,025,000    EAGLE TAX-EXEMPT TRUST CERTIFICATES 20021303 CLASS A (COOK
                   COUNTY IL SERIES C) (PROPERTY TAX REVENUE, AMBAC INSURED)+/-@       3.71%        11/15/2025     $     18,025,000
      3,999,755    EAGLE TAX-EXEMPT TRUST CERTIFICATES 20021304 CLASS A (GO -
                   STATES, TERRITORIES, FGIC INSURED)+/-@                              3.71         02/01/2027            3,999,755
      5,500,000    EAGLE TAX-EXEMPT TRUST CERTIFICATES 20021306 CLASS A
                   (RECREATIONAL FACILITIES REVENUE LOC, FGIC INSURED)+/-@             3.71         01/01/2029            5,500,000
     32,900,000    HOFFMAN ESTATES IL HOFFMAN ESTATES ECONOMIC (TAX REVENUE,
                   NORTHERN TRUST CORPORATION LOC)+/-@                                 3.66         01/01/2010           32,900,000
         90,000    ILLINOIS DEVELOPMENT FINANCE AUTHORITY BAPS INCORPORATED
                   PROJECT (RECREATIONAL FACILITIES REVENUE, COMERCIA BANK CA
                   LOC)+/-@                                                            3.56         06/01/2017               90,000
      3,800,000    ILLINOIS DEVELOPMENT FINANCE AUTHORITY BRADLEY UNIVERSITY
                   PROJECT (COLLEGE & UNIVERSITY REVENUE, FGIC INSURED)+/-@            3.65         08/01/2032            3,800,000
      4,080,000    ILLINOIS DEVELOPMENT FINANCE AUTHORITY LITTLE CITY
                   FOUNDATION PROJECT (HEALTH FACILITIES FINANCING AUTHORITY
                   REVENUE)+/-@                                                        3.56         02/01/2019            4,080,000
     14,000,000    ILLINOIS DEVELOPMENT FINANCE AUTHORITY MOUNT CARMEL HIGH
                   SCHOOL PROJECT (EDUCATIONAL FACILITIES REVENUE,
                   JPMORGAN CHASE BANK LOC)+/-@                                        3.56         07/01/2033           14,000,000
     29,750,000    ILLINOIS DEVELOPMENT FINANCE AUTHORITY MUSEUM OF
                   CONTEMPORARY ARTS PROJECT (RECREATIONAL FACILITIES
                   REVENUE, BANK ONE CHICAGO NA LOC)+/-@                               3.52         02/01/2029           29,750,000
     11,700,000    ILLINOIS DEVELOPMENT FINANCE AUTHORITY SACRED HEART SCHOOLS
                   PROJECT (EDUCATIONAL FACILITIES REVENUE,
                   FIFTH THIRD BANK LOC)+/-@                                           3.56         07/01/2033           11,700,000
     11,300,000    ILLINOIS DEVELOPMENT FINANCE AUTHORITY THE UNO-VEN COMPANY
                   PROJECT (IDR, BANK ONE CHICAGO NA LOC)+/-@                          3.58         09/01/2008           11,300,000
      5,500,000    ILLINOIS FINANCE AUTHORITY (PRIVATE SCHOOL REVENUE,
                   NORTHERN TRUST CORPORATION LOC)+/-@                                 3.56         07/01/2035            5,500,000
     14,200,000    ILLINOIS FINANCE AUTHORITY (RECREATIONAL FACILITIES
                   REVENUE, BANK OF AMERICA NA LOC)+/-@                                3.56         03/01/2040           14,200,000
     20,000,000    ILLINOIS FINANCE AUTHORITY PRESBYTERIAN HOMES (HFFA
                   REVENUE, NORTHERN TRUST CORPORATION LOC)+/-@                        3.56         09/01/2024           20,000,000
     17,295,000    ILLINOIS FINANCE AUTHORITY RESURRECTION HEALTH SERIES B
                   (HEALTH FACILITIES FINANCING
                   AUTHORITY REVENUE, JPMORGAN CHASE BANK LOC)+/-@                     3.67         05/15/2035           17,295,000
      3,400,000    ILLINOIS FINANCE AUTHORITY RICHARD H. DRIEHAUS MUSEUM
                   (OTHER REVENUE, NORTHERN TRUST CORPORATION LOC)+/-@                 3.56         02/01/2035            3,400,000
     37,570,000    ILLINOIS FINANCE AUTHORITY SPERTUS INSTITUTE (GO - STATES,
                   TERRITORIES, NORTHERN TRUST CORPORATION LOC)+/-@                    3.55         09/01/2035           37,570,000
      6,500,000    ILLINOIS FINANCE AUTHORITY STATE IGNATUIS COLLEGE PREP
                   (PRIVATE SCHOOL REVENUE, JPMORGAN CHASE BANK LOC)+/-@               3.56         12/01/2036            6,500,000
      5,700,000    ILLINOIS HEALTH FACILITIES AUTHORITY (HOSPITAL REVENUE,
                   MBIA INSURED)+/-@                                                   3.55         08/01/2015            5,700,000
     21,315,000    ILLINOIS HEALTH FACILITIES AUTHORITY (HOSPITAL REVENUE,
                   MBIA INSURED)+/-@                                                   3.71         05/15/2024           21,315,000
     13,300,000    ILLINOIS RIVERSIDE HEALTH SYSTEMS (HEALTHCARE FACILITIES
                   REVENUE, LASALLE NATIONAL BANK NA LOC)+/-@                          3.67         11/01/2019           13,300,000
      4,500,000    ILLINOIS STATE MUNICIPAL TRUST RECEIPTS SERIES SG9 (SALES
                   TAX REVENUE, FIRST SECURITY BANK LOC)+/-@                           3.71         06/15/2019            4,500,000
        185,000    ILLINOIS STATE NEWBERRY LIBRARY (OTHER REVENUE, NORTHERN
                   TRUST CORPORATION LOC)+/-@                                          3.58         03/01/2028              185,000
        200,000    ILLINOIS STATE SERIES 660 (PROPERTY TAX REVENUE, AMBAC
                   INSURED)+/-@                                                        3.72         11/01/2012              200,000
      2,285,000    ILLINOIS STATE SERIES 679 (PROPERTY TAX REVENUE, AMBAC
                   INSURED)+/-@                                                        3.72         11/01/2012            2,285,000
      7,530,000    ILLINOIS STATE SERIES G (GO - STATES, TERRITORIES)+/-@              3.73         05/01/2012            7,530,000
      5,225,000    ILLINOIS STATE SERIES II (PROPERTY TAX REVENUE, MBIA
                   INSURED)+/-@                                                        3.70         10/01/2020            5,225,000
     12,730,000    ILLINOIS STATE TOLL HIGHWAY AUTHORITY (TOLL ROAD REVENUE,
                   FIRST SECURITY BANK LOC)+/-@                                        3.72         01/01/2031           12,730,000
     21,460,000    ILLINOIS STATE TOLL HIGHWAY AUTHORITY SERIES 1355 (STATE &
                   LOCAL GOVERNMENTS, FIRST SECURITY BANK LOC)+/-@                     3.70         01/01/2014           21,460,000
      4,300,000    ILLINOIS STATE XAVIER UNIVERSITY PROJECT SERIES A (COLLEGE
                   & UNIVERSITY REVENUE, LASALLE NATIONAL BANK NA LOC)+/-@             3.68         10/01/2032            4,300,000

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE   MATURITY DATE         VALUE
ILLINOIS (CONTINUED)
$     4,900,000    NORTHERN COOK COUNTY IL SOLID WASTE AGENCY SERIES A (SOLID
                   WASTE REVENUE, NORTHERN TRUST CORPORATION LOC)+/-@                  3.67%        05/01/2015     $      4,900,000
      2,570,000    WARREN COUNTY IL INDUSTRIAL PROJECT MONMOUTH COLLEGE PROJECT
                   (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)+/-@       3.68         12/01/2032            2,570,000
      4,150,000    WESTERN SPRINGS IL SPECIAL ASSESSMENT TIMBER TRAILS PROJECT
                   (OTHER REVENUE, LASALLE NATIONAL BANK NA LOC)+/-@                   3.56         12/01/2025            4,150,000

                                                                                                                        401,326,440
                                                                                                                   ----------------

INDIANA - 4.05%
     11,325,000    DECATUR TOWNSHIP MARION COUNTY IN MULTI-SCHOOL BUILDING
                   CORPORATION (LEASE REVENUE, FIRST SECURITY BANK LOC)+/-@            3.70         07/15/2019           11,325,000
     12,160,000    DYER IN RDA ECONOMIC DEVELOPMENT (LEASE REVENUE, CIFG
                   INSURED)+/-@                                                        3.72         07/15/2023           12,160,000
      5,410,000    HAMMOND IN SCHOOL BUILDING CORPORATION SERIES 658 (LEASE
                   REVENUE, MBIA INSURED)+/-@                                          3.72         07/15/2012            5,410,000
     14,700,000    INDIANA COMMUNITY HEALTH NETWORK PROJECT B (HEALTH FACILITIES
                   FINANCING AUTHORITY REVENUE, NATIONAL CITY BANK)+/-@                3.65         05/01/2035           14,700,000
      5,000,000    INDIANA HEALTH & EDUCATIONAL FACILITIES FINANCING AUTHORITY
                   FLOYD MEMORIAL HOSPITAL & HEALTH PROJECT (HOSPITAL REVENUE,
                   NATIONAL CITY BANK)+/-@                                             3.69         10/01/2036            5,000,000
     11,730,000    INDIANA HEALTH & EDUCATIONAL FACILITIES FINANCING AUTHORITY
                   SCHNECK MEMORIAL HOSPITAL SERIES B (HOSPITAL REVENUE, FIFTH
                   THIRD BANK LOC)+/-@                                                 3.64         02/15/2036           11,730,000
     11,120,000    INDIANA HFFA DEACONESS HOSPITAL INCORPORATION (HEALTHCARE
                   FACILITIES REVENUE, FIFTH THIRD BANK LOC)+/-@                       3.53         01/01/2022           11,120,000
     17,055,000    INDIANA HOSPITAL EQUIPMENT FINANCING AUTHORITY REVENUE SERIES
                   A MBIA INSURED (HEALTHCARE FACILITIES REVENUE LOC)+/-@              3.52         12/01/2015           17,055,000
     16,365,000    INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM (ELECTRIC
                   REVENUE, AMBAC INSURED)+/-@                                         3.70         01/01/2025           16,365,000
      7,600,000    INDIANA SERIES 107 (HFFA REVENUE, MBIA INSURED)+/-@                 3.71         11/01/2019            7,600,000
      8,425,000    INDIANA STATE EDUCATIONAL FACILITIES AUTHORITY REVENUE
                   UNIVERSITY OF INDIANAPOLIS (COLLEGE & UNIVERSITY REVENUE,
                   FIFTH THIRD BANK LOC)+/-@                                           3.69         10/01/2030            8,425,000
     12,000,000    INDIANA STATE FINANCE AUTHORITY GOODWILL INDUSTRIES CENTRAL
                   INDIANA (ECONOMIC DEVELOPMENT REVENUE, JPMORGAN CHASE BANK
                   LOC)+/-@                                                            3.70         12/01/2036           12,000,000
      1,985,000    INDIANA TRANSIT FINANCE AUTHORITY HIGHWAY SERIES B21 (TOLL
                   ROAD REVENUE, FGIC INSURED)+/-@                                     3.56         12/01/2022            1,985,000
      2,045,000    INDIANA UNIVERSITY (COLLEGE & UNIVERSITY REVENUE, AMBAC
                   INSURED)+/-@                                                        3.70         08/01/2023            2,045,000
     11,300,000    MONROE COUNTY IN HOSPITAL AUTHORITY SERIES 1999 (HEALTHCARE
                   FACILITIES REVENUE, MBIA INSURED)+/-@                               3.52         05/01/2011           11,300,000
      5,810,000    NOBLESVILLE IN MULTIPLE SCHOOL BUILDING CORPORATION (OTHER
                   REVENUE, FGIC INSURED)+/-@                                          3.70         07/15/2022            5,810,000
     14,140,000    ST. JOSEPH COUNTY IN EDUCATIONAL FACILITY (EDUCATIONAL
                   FACILITIES REVENUE)+/-@                                             3.59         03/01/2040           14,140,000

                                                                                                                        168,170,000
                                                                                                                   ----------------

IOWA - 3.14%
      3,640,000    IOWA FINANCE AUTHORITY CARE INITIATIVES PROJECT (OTHER REVENUE,
                   KBC BANK NV LOC)+/-@                                                3.69         11/01/2036            3,640,000
      2,960,000    IOWA FINANCE AUTHORITY CEDARWOOD HILLS PROJECT SERIES A (MFHR,
                   FHLMC INSURED)+/-@                                                  3.74         05/01/2031            2,960,000
      7,150,000    IOWA FINANCE AUTHORITY IOWA HEALTH CARE SYSTEM SERIES A3
                   (HOSPITAL REVENUE, FGIC INSURED)+/-@                                3.52         02/15/2035            7,150,000
     23,815,000    IOWA FINANCE AUTHORITY SERIES A2 (HEALTHCARE FACILITIES
                   REVENUE, FGIC INSURED)+/-@                                          3.52         02/15/2035           23,815,000
      9,035,000    IOWA HIGHER EDUCATION LOAN AUTHORITY LORAS COLLEGE PROJECT
                   (COLLEGE & UNIVERSITY REVENUE, LASALLE NATIONAL BANK NA
                   LOC)+/-@                                                            3.64         11/01/2030            9,035,000
     11,545,000    IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGES AMBROSE
                   (COLLEGE & UNIVERSITY REVENUE LOC)+/-@                              3.64         04/01/2033           11,545,000
      3,150,000    IOWA HIGHER EDUCATION PRIVATE COLLEGE FACILITIES (COLLEGE &
                   UNIVERSITY REVENUE, LASALLE NATIONAL BANK NA LOC)+/-@               3.64         11/01/2032            3,150,000

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE   MATURITY DATE         VALUE
IOWA (CONTINUED)
$    19,970,000    IOWA STATE SCHOOL CASH ANTICIPATION PROGRAM SERIES B
                   (EDUCATIONAL FACILITIES REVENUE, FIRST SECURITY BANK LOC)           4.25%        01/25/2008     $     20,086,775
     49,005,000    IOWA STATE TRAN (PROPERTY TAX REVENUE)                              4.25         06/29/2007           49,111,039

                                                                                                                        130,492,814
                                                                                                                   ----------------

KANSAS - 0.09%
      3,575,000    KANSAS STATE DEVELOPMENT FINANCE AUTHORITY DEACONESS LONG TERM
                   CARE SERIES C (HEALTHCARE FACILITIES REVENUE, JPMORGAN CHASE
                   BANK LOC)+/-@                                                       3.53         05/15/2030            3,575,000
                                                                                                                   ----------------

KENTUCKY - 0.50%
      9,810,000    JEFFERSON COUNTY KY STUDENT HOUSING UNIVERSITY OF LOUISVILLE
                   PROJECT SERIES (LEASE REVENUE, WACHOVIA BANK LOC)+/-@               3.67         09/01/2029            9,810,000
     11,000,000    LEXINGTON KY CONTROL CORPORATION MORTGAGE SERIES A (LEASE REVENUE,
                   AMBAC INSURED)+/-@                                                  3.70         10/01/2021           11,000,000

                                                                                                                         20,810,000
                                                                                                                   ----------------

LOUISIANA - 3.31%
     15,000,000    ABN AMRO MUNITOPS CERTIFICATES TRUST 2002-17 (OTHER REVENUE,
                   AMBAC INSURED)+/-@                                                  3.69         06/01/2010           15,000,000
     11,660,000    EAST BATON ROUGE PARISH LA (SALES TAX REVENUE, AMBAC INSURED)+/-@   3.72         02/01/2024           11,660,000
      8,500,000    LAKE CHARLES LA HARBOR & TERMINAL DISTRICT PORT FACILITIES
                   PUTTABLE (IDR, BANQUE NATIONALE PARIS LOC)+/-                       3.55         08/01/2007            8,500,000
      7,845,000    LOUISIANA HFA WOODWARD (HOUSING REVENUE, FHLB INSURED)+/-@          3.75         09/01/2033            7,845,000
      5,620,000    LOUISIANA PUBLIC FACILITIES AUTHORITY REVENUE SERIES II-R-192
                   (HEALTHCARE FACILITIES REVENUE LOC)+/-@                             3.70         05/15/2022            5,620,000
     36,915,000    LOUISIANA PUBLIC FACILITIES AUTHORITY TIGER ATHLETIC FOUNDATION
                   PROJECT (COLLEGE & UNIVERSITY REVENUE)+/-@                          3.65         09/01/2034           36,915,000
     32,225,000    LOUISIANA STATE GAS & FUELS TAX (TAX REVENUE, FGIC INSURED)+/-@     3.72         05/01/2041           32,225,000
     13,490,000    LOUISIANA STATE UNIVERSITY AGRICULTURE & MECHANICAL COLLEGE BOARD
                   SERIES B (EDUCATIONAL FACILITIES REVENUE, AMBAC INSURED)+/-@        3.66         07/01/2034           13,490,000
      6,320,000    LOUISIANA STATE UNIVERSITY AGRICULTURE & MECHANICAL COLLEGE
                   SERIES 7038 (EDUCATIONAL FACILITIES REVENUE, FGIC INSURED)+/-@      3.70         07/01/2024            6,320,000

                                                                                                                        137,575,000
                                                                                                                   ----------------

MAINE - 0.26%
      4,595,000    MAINE FINANCE AUTHORITY FOXCROFT ACADEMY (COLLEGE AND UNIVERSITY
                   REVENUE, ALLIED IRISH BANK PLC LOC)+/-@                             3.67         01/01/2030            4,595,000
      4,190,000    MAINE STATE TURNPIKE AUTHORITY TURNPIKE SERIES 547 (TOLL ROAD
                   REVENUE, FIRST SECURITY BANK LOC)+/-@                               3.72         07/01/2012            4,190,000
      1,925,000    SOUTH BERWICK ME BERWICK ACADEMY ISSUE (PRIVATE SCHOOL REVENUE,
                   ALLIED IRISH BANK PLC LOC)+/-@                                      3.67         08/01/2024            1,925,000

                                                                                                                         10,710,000
                                                                                                                   ----------------

MARYLAND - 0.88%
     29,700,000    MARYLAND STATE HEALTH & HIGHER EDUCATIONAL FACILITIES VILLA JULE
                   COLLEGE (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)+/-@  3.67         07/01/2030           29,700,000
      2,905,000    MONTGOMERY COUNTY MD ECONOMIC DEVELOPMENT (HOSPITAL REVENUE,
                   WACHOVIA BANK LOC)+/-@                                              3.67         03/01/2032            2,905,000
      3,845,000    WESTMINSTER MD (COLLEGE & UNIVERSITY REVENUE, WACHOVIA BANK
                   LOC)+/-@                                                            3.67         04/01/2030            3,845,000

                                                                                                                         36,450,000
                                                                                                                   ----------------

MASSACHUSETTS - 0.60%
      5,615,000    MASSACHUSETTS SCHOOL BUILDING AUTHORITY SERIES 613 (SALES TAX
                   REVENUE, FIRST SECURITY BANK LOC)+/-@                               3.69         08/15/2030            5,615,000
      8,400,000    MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY BUCKINGHAM BROWN &
                   NICHOLS (ECONOMIC DEVELOPMENT REVENUE, JPMORGAN CHASE BANK
                   LOC)+/-@                                                            3.67         06/01/2036            8,400,000
      4,500,000    MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY OCEAN SPRAY
                   CRANBERRIES PROJECT (IDR, WACHOVIA BANK LOC)+/-@                    3.66         10/15/2011            4,500,000

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE   MATURITY DATE         VALUE
MASSACHUSETTS (CONTINUED)
$     6,510,000    MASSACHUSETTS TURNPIKE AUTHORITY METROPOLITAN HIGHWAY SYSTEM
                   (TRANSPORTATION REVENUE, CITIBANK NA LOC)+/-@                       3.69%        01/01/2037     $      6,510,000

                                                                                                                         25,025,000
                                                                                                                   ----------------

MICHIGAN - 2.34%
     21,865,000    DEARBORN MI SCHOOL DISTRICT SERIES C05 (PROPERTY TAX REVENUE,
                   FGIC INSURED)+/-@                                                   3.56         05/01/2022           21,865,000
     10,970,000    DETROIT MI (WATER REVENUE, MBIA INSURED)+/-@                        3.71         01/01/2011           10,970,000
      1,300,000    EASTERN MICHIGAN UNIVERSITY (COLLEGE & UNIVERSITY REVENUE, FGIC
                   INSURED)+/-@                                                        3.64         06/01/2027            1,300,000
        800,000    FARMINGTON HILLS MI HOSPITAL FINANCE AUTHORITY BOTSFORD GENERAL
                   HOSPITAL SERIES B (HEALTHCARE FACILITIES REVENUE, MBIA
                   INSURED)+/-@                                                        3.69         02/15/2016              800,000
      5,200,000    FOREST HILLS MI PUBLIC SCHOOLS (TAX REVENUE, MERRILL LYNCH
                   CAPITAL SERVICES LOC)+/-@                                           3.71         05/01/2017            5,200,000
      1,570,000    GRAND RAPIDS MI ECONOMIC DEVELOPMENT CORPORATION CORNERSTONE
                   UNIVERSITY (COLLEGE & UNIVERSITY REVENUE, NATIONAL CITY BANK)+/-@   3.67         05/01/2034            1,570,000
     10,290,000    JACKSON COUNTY MI HOSPITAL FINANCE AUTHORITY WA FOOTE MEMORIAL
                   HOSPITAL SERIES B (HOSPITAL REVENUE)+/-@                            3.67         06/01/2032           10,290,000
      4,855,000    MICHIGAN HIGHER EDUCATION FACILITIES AUTHORITY (COLLEGE &
                   UNIVERSITY REVENUE, FIFTH THIRD BANK LOC)+/-@                       3.66         04/01/2032            4,855,000
      6,000,000    MICHIGAN SERIES B2 (STATE & LOCAL GOVERNMENTS, BANK OF NOVA
                   SCOTIA)                                                             4.50         08/20/2007            6,022,355
     11,000,000    MICHIGAN STATE STRATEGIC FUNDING LIMITED OBLIGATION GRAND RAPIDS
                   ART MUSEUM SERIES A (RECREATIONAL FACILITIES REVENUE, LASALLE
                   NATIONAL BANK NA LOC)+/-@                                           3.66         05/01/2041           11,000,000
      8,640,000    MICHIGAN STATE STRATEGIC FUNDING LIMITED OBLIGATION ORCHESTRA
                   PLACE RENEWAL PROJECT (OTHER REVENUE, STANDARD FEDERAL BANK
                   LOC)+/-@                                                            3.52         09/01/2022            8,640,000
        800,000    MICHIGAN STATE STRATEGIC FUNDING LIMITED OBLIGATION REVENUE
                   DETROIT SYMPHONY PROJECT SERIES A STANDARD FEDERAL BANK LOC
                   (ECONOMIC DEVELOPMENT REVENUE LOC)+/-@                              3.64         06/01/2031              800,000
      7,250,000    MICHIGAN STATE STRATEGIC FUNDING LIMITED OBLIGATION YMCA NILES
                   MICHIGAN INCORPORATED (IDR, LASALLE NATIONAL BANK NA LOC)+/-@       3.66         09/01/2040            7,250,000
      6,670,000    OAKLAND COUNTY MI ECONOMIC DEVELOPMENT CORPORATION LIMITED
                   OBLIGATION PONTIAC VISION SCHOOLS PROJECT (PRIVATE SCHOOL
                   REVENUE, ALLIED IRISH BANK PLC LOC)+/-@                             3.67         08/01/2020            6,670,000

                                                                                                                         97,232,355
                                                                                                                   ----------------

MINNESOTA - 6.12%
      7,595,000    ANDOVER MN PRESBYTERIAN HOMES INCORPORATED PROJECT (HOUSING
                   REVENUE, FNMA INSURED)+/-@                                          3.67         11/15/2033            7,595,000
      3,143,000    ARDEN HILLS MN PRESBYTERIAN HOMES SERIES B (HEALTHCARE
                   FACILITIES REVENUE, US BANK NA LOC)+/-@                             3.69         09/01/2029            3,143,000
      2,100,000    BROOKLYN CENTER MN BROOKDALE (IDR, FIRSTAR BANK NA LOC)+/-@         3.69         12/01/2014            2,100,000
      3,495,000    BURNSVILLE MN BERKSHIRE PROJECT SERIES A (MFHR, FNMA INSURED)+/-@   3.67         07/15/2030            3,495,000
      7,125,000    BURNSVILLE MN SOUTHWIND APARTMENTS PROJECT (MFHR, FHLMC
                   INSURED)+/-@                                                        3.67         01/01/2035            7,125,000
        775,000    CENTER CITY MN HAZELDEN FOUNDATION PROJECT (HEALTHCARE
                   FACILITIES REVENUE, BANK OF NEW YORK LOC)+/-@                       3.64         11/01/2035              775,000
     19,030,000    COHASSET MN POWER & LIGHT COMPANY PROJECT A (IDR, LASALLE
                   NATIONAL BANK NA LOC)+/-@                                           3.66         06/01/2020           19,030,000
      7,530,000    COHASSET MN POWER & LIGHT COMPANY PROJECT B (IDR, LASALLE
                   NATIONAL BANK NA LOC)+/-@                                           3.66         06/01/2013            7,530,000
        660,000    COHASSET MN POWER & LIGHT COMPANY PROJECT C (IDR LOC, ABN AMRO
                   BANK INSURED)+/-@                                                   3.66         06/01/2013              660,000
      2,000,000    COHASSET MN POWER & LIGHT COMPANY PROJECT D PUTTABLE (POWER
                   REVENUE LOC)+/-@                                                    3.66         12/01/2007            2,000,000
      1,850,000    CRYSTAL MN MFHR CRYSTAL APARTMENTS PROJECT COLLATERALIZED BY FHLB
                   (MFHR LOC)+/-@                                                      3.52         05/01/2027            1,850,000
      3,260,000    DULUTH MN ECONOMIC DEVELOPMENT AUTHORITY MILLER-DWAN MEDICAL
                   CENTER PROJECT (HEALTHCARE FACILITIES REVENUE, US BANK NA LOC)+/-@  3.69         06/01/2019            3,260,000
      9,245,000    EAGAN MN MFHR FLOATS PT 1221 (MFHR LOC)+/-@                         3.73         12/01/2029            9,245,000

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE   MATURITY DATE         VALUE
MINNESOTA (CONTINUED)
$     1,950,000    EAGLE TAX-EXEMPT TRUST CERTIFICATES 20012301 CLASS A
                   (MINNESOTA STATE) (PROPERTY TAX REVENUE)+/-@                        3.71%        10/01/2019     $      1,950,000
      9,525,000    EDINA MN EDINA PARK PLAZA (MFHR, FHLMC INSURED)+/-@                 3.52         12/01/2029            9,525,000
      7,375,000    ELK RIVER MN INDEPENDENT SCHOOL DISTRICT #728 SERIES 183
                   (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)+/-@                 3.70         02/01/2021            7,375,000
     11,085,000    INVER GROVE HEIGHTS MN INVER GROVE INCORPORATED PROJECT
                   (HOUSING REVENUE, FNMA INSURED)+/-@                                 3.67         05/15/2035           11,085,000
      5,070,000    MANKATO MN HIGHLAND PROJECT (HOUSING REVENUE, LASALLE NATIONAL
                   BANK NA LOC)+/-@                                                    3.69         05/01/2027            5,070,000
        510,000    MAPLE GROVE MN MFHR BASSWOOD TRAILS PROJECT (HOUSING REVENUE
                   LOC)+/-@                                                            3.67         03/01/2029              510,000
     10,280,000    MAPLEWOOD MN EDUCATIONAL FACILITIES MOUNDS PARK ACADEMY PROJECT
                   (PRIVATE SCHOOL REVENUE, US BANK NA LOC)+/-@                        3.72         10/01/2031           10,280,000
      7,505,000    MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                   (AIRPORT REVENUE, FGIC INSURED)+/-@                                 3.71         01/01/2023            7,505,000
      7,830,000    MINNEAPOLIS MN HEALTH CARE SYSTEM FAIRVIEW HEALTH SERVICES
                   SERIES A (HEALTHCARE FACILITIES REVENUE, AMBAC INSURED)+/-@         3.52         11/15/2032            7,830,000
     11,890,000    MINNEAPOLIS MN HEALTH CARE SYSTEM FAIRVIEW HEALTH SERVICES
                   SERIES B (HEALTHCARE FACILITIES REVENUE LOC)+/-@                    3.52         11/15/2026           11,890,000
      8,235,000    MINNEAPOLIS MN HEALTH CARE SYSTEM FAIRVIEW HEALTH SERVICES
                   SERIES B (HEALTHCARE FACILITIES REVENUE, AMBAC INSURED)+/-@         3.50         11/15/2029            8,235,000
      8,300,000    MINNEAPOLIS MN MACPHAIL CENTER FOR MUSIC PROJECT (STATE & LOCAL
                   GOVERNMENTS, US BANK NA LOC)+/-@                                    3.69         08/01/2036            8,300,000
      3,380,000    MINNEAPOLIS MN PEOPLE SERVING PEOPLE PROJECT SERIES A (OTHER
                   REVENUE, US BANK NA LOC)+/-@                                        3.69         10/01/2021            3,380,000
        190,000    MINNEAPOLIS MN WOMAN'S CLUB OF MINNEAPOLIS PROJECT (OTHER
                   REVENUE, BREMER BANK LOC)+/-@                                       3.77         05/01/2023              190,000
        880,000    MINNESOTA PUBLIC FACILITIES AUTHORITY WATER MERLOTS SERIES          3.56         03/01/2021              880,000
                   2003-B06 (PCR LOC)+/-@
      3,370,000    MINNESOTA STATE HIGHER EDUCATION FACILITIES AUTHORITY SCHOLASTICA
                   SERIES 6A (HOUSING REVENUE, MARSHALL & ISLEY BANK LOC)+/-@          3.64         12/01/2034            3,370,000
      8,695,000    MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 4O (COLLEGE &
                   UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)+/-@                  3.51         10/01/2021            8,695,000
      7,835,000    MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 5L (COLLEGE &
                   UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)+/-@                  3.51         04/01/2027            7,835,000
      3,820,000    MINNETONKA MN (HOUSING REVENUE, FNMA INSURED)+/-@                   3.67         05/15/2034            3,820,000
      2,665,000    MINNETONKA MN MINNETONKA HILLS APARTMENTS (MFHR, FNMA INSURED)+/-@  3.67         11/15/2031            2,665,000
      2,300,000    OAK PARK HEIGHTS MN BOUTWELLS LANDING PROJECT (HOUSING REVENUE,
                   FHLMC)+/-@                                                          3.67         11/01/2035            2,300,000
      5,350,000    PINE CITY MN (STATE AGENCY HOUSING REVENUE, FNMA INSURED)+/-@       3.67         05/15/2036            5,350,000
      2,865,000    PLYMOUTH MN LANCASTER VILLAGE APARTMENTS PROJECT (HOUSING
                   REVENUE, FNMA INSURED)+/-@                                          3.67         09/15/2031            2,865,000
        900,000    ROCHESTER MN SERIES 177 (HEALTHCARE FACILITIES REVENUE LOC)+/-@     3.69         11/15/2027              900,000
        650,000    ROSEVILLE MN PRESBYTERIAN HOMES CARE PROJECT (HEALTHCARE
                   FACILITIES REVENUE, US BANK NA LOC)+/-@                             3.69         10/01/2029              650,000
      3,370,000    ROSEVILLE MN PRIVATE SCHOOL FACILITIES REVENUE NORTHWESTERN
                   COLLEGE PROJECT (EDUCATIONAL FACILITIES REVENUE LOC)+/-@            3.69         11/01/2022            3,370,000
      6,830,000    SCA TAX-EXEMPT TRUST PT 2523 BURNVILLE (HOUSING REVENUE LOC)+/-@    3.73         01/01/2030            6,830,000
      3,720,000    SOUTH WASHINGTON COUNTY MN INDEPENDENT SCHOOL DISTRICT #833
                   SERIES 1194 (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)+/-@     3.72         08/01/2013            3,720,000
      2,000,000    ST. ANTHONY MN AUTUMN WOODS HOUSING PROJECT (MFHR, FNMA)+/-@        3.67         05/15/2032            2,000,000
        500,000    ST. LOUIS PARK MN CATHOLIC FINANCE CORPORATION (EDUCATIONAL
                   FACILITIES REVENUE, ALLIED IRISH BANK PLC LOC)+/-@                  3.68         10/01/2025              500,000
      4,240,000    ST. LOUIS PARK MN KNOLLWOOD PLACE (MFHR, FNMA INSURED)+/-@          3.67         10/01/2035            4,240,000
      2,810,000    ST. PAUL MN HOUSING & RDA DISTRICT HEATING REVENUE SERIES A
                   (WATER REVENUE LOC)+/-@                                             3.52         12/01/2012            2,810,000

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
MINNESOTA (CONTINUED)
$     4,005,000    ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (OTHER REVENUE,
                   ALLIED IRISH BANK PLC LOC)+/-@                                      3.69%        05/01/2022     $      4,005,000
      3,075,000    ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (OTHER REVENUE,
                   ALLIED IRISH BANK PLC LOC)+/-@                                      3.64         10/01/2025            3,075,000
      3,770,000    ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES M (OTHER
                   REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-@                      3.69         03/01/2021            3,770,000
      1,535,000    ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES O (OTHER
                   REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-@                      3.69         03/01/2012            1,535,000
      1,715,000    ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES Q (OTHER
                   REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-@                      3.52         03/01/2022            1,715,000
      1,905,000    ST. PAUL MN PORT AUTHORITY DISTRICT HEATING REVENUE SERIES J
                   (OTHER REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-@               3.67         12/01/2025            1,905,000
      2,500,000    ST. PAUL MN PORT AUTHORITY MFHR (HOUSING REVENUE, FHLMC
                   INSURED)+/-@                                                        3.67         02/01/2034            2,500,000
        700,000    ST. PAUL MN PORT AUTHORITY SERIES 06-3 (RECREATIONAL
                   FACILITIES REVENUE, BANK OF NEW YORK LOC)+/-@                       3.64         04/01/2036              700,000
      7,160,000    ST. PAUL MN PORT AUTHORITY TAX INCREMENT WESTGATE OFFICE &
                   INDUSTRIAL CENTER PROJECT (IDR, US BANK NA LOC)+/-@                 3.57         02/01/2015            7,160,000
      4,385,000    ST. PAUL MN PUBLIC RADIO PROJECT SERIES 7 (OTHER REVENUE,
                   ALLIED IRISH BANK PLC LOC)+/-@                                      3.64         05/01/2025            4,385,000

                                                                                                                        254,483,000
                                                                                                                   ----------------

MISSISSIPPI - 0.41%
     16,940,000    MISSISSIPPI MEDICAL CENTER EDUCATIONAL BUILDING CORPORATION
                   PEDIATRIC & RESEARCH FACILITIES PROJECT (HEALTHCARE
                   FACILITIES REVENUE, AMBAC INSURED)+/-@                              3.67         06/01/2034           16,940,000
                                                                                                                   ----------------

MISSOURI - 1.99%
     11,065,000    ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-90 (COLLEGE &
                   UNIVERSITY REVENUE, ABN AMRO BANK NV LOC)+/-@                       3.69         01/15/2015           11,065,000
      4,300,000    INDEPENDENCE MO IDA THE MANSIONS PROJECT (MFHR, FHLMC
                   INSURED)+/-@                                                        3.67         08/01/2035            4,300,000
     11,505,000    KANSAS CITY MO IDA DOWNTOWN ARENA PROJECT SERIES C (IDR,
                   AMBAC INSURED)+/-@                                                  3.55         04/01/2040           11,505,000
      2,335,000    MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                   BAPTIST COLLEGE (COLLEGE & UNIVERSITY REVENUE, US BANK NA
                   LOC)+/-@                                                            3.69         11/15/2022            2,335,000
      5,000,000    MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                   BETHESDA HEALTH GROUP INCORPORATED (HEALTHCARE FACILITIES
                   REVENUE, US BANK NA LOC)+/-@                                        3.69         08/01/2037            5,000,000
      1,475,000    MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                   BETHESDA HEALTH GROUP INCORPORATED (HEALTHCARE FACILITIES
                   REVENUE, US BANK NA LOC)+/-@                                        3.69         08/01/2034            1,475,000
      3,400,000    MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                   DEACONESS LONG TERM CARE SERIES B (HEALTHCARE FACILITIES
                   REVENUE, JPMORGAN CHASE BANK LOC)+/-@                               3.53         05/15/2030            3,400,000
     12,585,000    MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                   DRURY COLLEGE (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA
                   NA LOC)+/-@                                                         3.69         08/15/2024           12,585,000
     20,300,000    MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                   HEALTH CARE SERIES 5 (HEALTHCARE FACILITIES REVENUE, FGIC
                   INSURED)+/-@                                                        3.51         06/01/2033           20,300,000
      3,560,000    MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                   SOUTHWEST BAPTIST UNIVERSITY PROJECT (HEALTHCARE FACILITIES
                   REVENUE, BANK OF AMERICA NA LOC)+/-@                                3.69         10/01/2033            3,560,000
        145,000    MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY ST.
                   LOUIS UNIVERSITY PROJECT SERIES A (COLLEGE & UNIVERSITY
                   REVENUE, BANK OF AMERICA NA LOC)+/-@                                3.67         10/01/2009              145,000
      6,000,000    ST. CHARLES COUNTY MO PUBLIC WATER SUPPLY DISTRICT #2 COP
                   SERIES A (WATER REVENUE, BANK OF AMERICA NA LOC)+/-@                3.67         12/01/2033            6,000,000
      1,000,000    ST. LOUIS COUNTY MO IDA WHITFIELD SCHOOL INCORPORATED SERIES B
                   (COLLEGE & UNIVERSITY REVENUE, US BANK NA LOC)+/-@                  3.69         06/15/2024            1,000,000

                                                                                                                         82,670,000
                                                                                                                   ----------------

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
NEBRASKA - 0.23%
$     3,510,000    BUFFALO COUNTY NE AGREX INCORPORATED PROJECT (IDR, JPMORGAN
                   CHASE BANK LOC)+/-@                                                 3.80%        02/01/2015     $      3,510,000
        825,000    LANCASTER COUNTY NE HOSPITAL AUTHORITY HEALTH FACILITIES
                   REVENUE IMMANUEL HEALTH SYSTEM SERIES A (HEALTH FACILITIES
                   FINANCING AUTHORITY REVENUE LOC)+/-@                                3.64         07/01/2030              825,000
      5,100,000    NUCKOLLS COUNTY NE AGREX INCORPORATED PROJECT (OTHER REVENUE,
                   JPMORGAN CHASE BANK LOC)+/-@                                        3.80         02/01/2015            5,100,000

                                                                                                                          9,435,000
                                                                                                                   ----------------

NEVADA - 2.52%
     39,700,000    CLARK COUNTY NV AIRPORT IMPROVEMENT REVENUE SERIES A (AIRPORT
                   REVENUE LOC)+/-@                                                    3.52         07/01/2012           39,700,000
     11,935,000    CLARK COUNTY NV ECONOMIC DEVELOPMENT OPPORTUNITY VILLAGE
                   FOUNDATION PROJECT (OTHER REVENUE, ALLIED IRISH BANK PLC
                   LOC)+/-@                                                            3.66         01/01/2037           11,935,000
     17,425,000    LAS VEGAS NV CONVENTION & VISITORS AUTHORITY (SPORTS
                   FACILITIES REVENUE, AMBAC INSURED)+/-@                              3.72         07/01/2018           17,425,000
     25,100,000    LAS VEGAS NV ECONOMIC DEVELOPMENT (OTHER REVENUE, BANK OF
                   NEW YORK LOC)+/-@                                                   3.65         10/01/2035           25,100,000
      6,645,000    RENO-TAHOE NV AIRPORT AUTHORITY (AIRPORT REVENUE, FIRST
                   SECURITY BANK LOC)+/-@                                              3.71         07/01/2025            6,645,000
      4,065,000    WASHOE COUNTY NV SCHOOL DISTRICT (PROPERTY TAX REVENUE, FGIC
                   INSURED)+/-@                                                        3.70         06/01/2020            4,065,000

                                                                                                                        104,870,000
                                                                                                                   ----------------

NEW HAMPSHIRE - 0.88%
     12,405,000    NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES AUTHORITY COLBY
                   SAWYER COLLEGE (EDUCATIONAL FACILITIES REVENUE, ALLIED IRISH
                   BANK PLC LOC)+/-@                                                   3.66         09/01/2036           12,405,000
      6,880,000    NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES AUTHORITY
                   CROTCHED MOUNTAIN REHABILITATION (HFFA REVENUE, ALLIED IRISH
                   BANK PLC LOC)+/-@                                                   3.67         01/01/2037            6,880,000
      5,000,000    NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES AUTHORITY FRISBIE
                   MEMORIAL HOSPITAL (HFFA REVENUE, BANK OF AMERICA NA LOC)+/-@        3.68         10/01/2036            5,000,000
      8,500,000    NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES AUTHORITY TILTON
                   SCHOOL (OTHER REVENUE, BANK OF NOVA SCOTIA)+/-@                     3.66         02/01/2036            8,500,000
      3,800,000    NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES HEALTH CARE
                   SERIES A (OTHER REVENUE, JPMORGAN CHASE BANK LOC)+/-@               3.70         01/01/2030            3,800,000

                                                                                                                         36,585,000
                                                                                                                   ----------------

NEW JERSEY - 2.22%
     92,185,000    NEW JERSEY STATE TRAN (OTHER REVENUE)                               4.50         06/22/2007           92,418,408
                                                                                                                   ----------------

NEW MEXICO - 2.28%
      2,630,000    NEW MEXICO FINANCE AUTHORITY STATE TRANSACTION SERIES 435
                   (SALES TAX REVENUE, MBIA INSURED)+/-@                               3.71         12/15/2011            2,630,000
     30,000,000    NEW MEXICO STATE TRAN (OTHER REVENUE)                               4.25         06/29/2007           30,056,361
     62,145,000    NEW MEXICO STATE TRAN (OTHER REVENUE)                               4.50         06/29/2007           62,290,607

                                                                                                                         94,976,968
                                                                                                                   ----------------

NEW YORK - 4.39%
     22,500,000    METROPOLITAN TRANSPORTATION AUTHORITY NEW YORK
                   (TRANSPORTATION REVENUE, FIRST SECURITY BANK LOC)+/-@               3.69         05/15/2030           22,500,000
      5,215,000    NEW YORK NY (PROPERTY TAX REVENUE, AMBAC INSURED)+/-@               3.69         12/01/2022            5,215,000
     11,595,000    NEW YORK NY (PROPERTY TAX REVENUE, FGIC INSURED)+/-@                3.68         04/01/2025           11,595,000
      9,000,000    NEW YORK NY (PROPERTY TAX REVENUE, MBIA INSURED)+/-@                3.69         08/01/2022            9,000,000
     29,815,000    NEW YORK NY CITY TRANSITIONAL FINANCE AUTHORITY BUILDING
                   ANTICIPATION NOTES (SALES TAX REVENUE, BANK OF NEW YORK LOC)        4.25         06/29/2007           29,874,167
      5,095,000    NEW YORK NY IDA (OTHER REVENUE, FGIC INSURED)+/-@                   3.70         03/01/2046            5,095,000
     32,530,000    NEW YORK NY SUBSERIES E3 (PROPERTY TAX REVENUE, BANK OF
                   AMERICA NA LOC)+/-@                                                 3.64         08/01/2034           32,530,000
     14,800,000    NEW YORK STATE DORMITORY AUTHORITY LONG ISLAND UNIVERSITY
                   (COLLEGE & UNIVERSITY REVENUE, CIFG INSURED)+/-@                    3.64         09/01/2026           14,800,000
     19,900,000    NEW YORK STATE DORMITORY AUTHORITY LONG ISLAND UNIVERSITY
                   (COLLEGE & UNIVERSITY REVENUE, CIFG INSURED)+/-@                    3.64         09/01/2036           19,900,000

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
NEW YORK (CONTINUED)
    $23,600,000    NEW YORK STATE DORMITORY AUTHORITY MENTAL HEALTH FACILITIES
                   IMPROVEMENT SERIES F2A (HEALTHCARE FACILITIES REVENUE,
                   FIRST SECURITY BANK LOC)+/-@                                        3.66%        02/15/2021     $     23,600,000
      8,455,000    NEW YORK STATE ENVIRONMENTAL FACILITIES CORPORATION ST.
                   PETERS INCOME TAX (TAX REVENUE, FGIC INSURED)+/-@                   3.69         12/15/2024            8,455,000

                                                                                                                        182,564,167
                                                                                                                   ----------------

NORTH CAROLINA - 1.16%
        600,000    ALBERMARLE NC HOSPITAL AUTHORITY (HEALTHCARE FACILITIES
                   REVENUE, WACHOVIA BANK LOC)+/-@                                     3.67         10/01/2015              600,000
      2,130,000    CHARLOTTE-MECKLENBERG NC HOSPITAL AUTHORITY CAROLINAS
                   HEALTHCARE SERIES B (OTHER REVENUE, BANK OF AMERICA NA
                   LOC)+/-@                                                            3.60         01/15/2026            2,130,000
      6,505,000    MECKLENBURG COUNTY NC (OTHER REVENUE, WACHOVIA BANK LOC)+/-@        3.67         02/01/2016            6,505,000
      9,145,000    MECKLENBURG COUNTY NC COP (LEASE REVENUE LOC)+/-@                   3.64         02/01/2025            9,145,000
      7,070,000    NORTH CAROLINA EASTERN MUNICIPAL POWER AGENCY SERIES A2
                   (ELECTRIC REVENUE, MBIA INSURED)+/-@                                3.56         01/01/2022            7,070,000
      9,770,000    NORTH CAROLINA MEDICAL CARE COMMUNITY (HEALTHCARE FACILITIES
                   REVENUE, WACHOVIA BANK LOC)+/-@                                     3.67         10/01/2015            9,770,000
      2,470,000    NORTH CAROLINA MEDICAL CARE COMMUNITY PRESBYTERIAN HOME
                   PROJECT (HEALTHCARE FACILITIES REVENUE, WACHOVIA BANK
                   LOC)+/-@                                                            3.67         08/01/2024            2,470,000
     10,590,000    WAKE COUNTY NC SERIES C (PROPERTY TAX REVENUE)+/-@                  3.64         04/01/2020           10,590,000

                                                                                                                         48,280,000
                                                                                                                   ----------------

OHIO - 2.26%
      9,200,000    CLEVELAND OH STATE UNIVERSITY GENERAL RECEIPT SERIES B
                   (COLLEGE & UNIVERSITY REVENUE, FGIC INSURED)+/-@                    3.65         06/01/2033            9,200,000
     11,805,000    HAMILTON COUNTY OH HEALTH CARE FACILITIES REVENUE DEACONESS
                   LONG TERM CARE SERIES A (HEALTHCARE FACILITIES REVENUE
                   LOC)+/-@                                                            3.53         05/15/2030           11,805,000
      6,522,000    HAMILTON OH AFFORDABLE HOUSING SERIES A (HOUSING REVENUE,
                   BANK ONE CHICAGO NA LOC)+/-@                                        3.71         01/01/2030            6,522,000
     27,600,000    LORAIN COUNTY OH EMH REGIONAL MEDICAL CENTER (HEALTHCARE
                   FACILITIES REVENUE, AMBAC INSURED)+/-@                              3.67         11/01/2021           27,600,000
      1,700,000    MAHONING COUNTY OH FORUM HEALTH OBLIGATION GROUP B (HOSPITAL
                   REVENUE, MBIA INSURED)+/-@                                          3.67         12/01/2028            1,700,000
      1,510,000    OHIO STATE SERIES A (LEASE REVENUE, FIFTH THIRD BANK LOC)+/-@       3.70         09/01/2027            1,510,000
     15,200,000    OHIO STATE UNIVERSITY (COLLEGE & UNIVERSITY REVENUE, FIRST
                   SECURITY BANK LOC)+/-@                                              3.67         12/01/2026           15,200,000
     12,555,000    PARMA OH COMMUNITY GENERAL HOSPITAL SERIES A (OTHER REVENUE,
                   JPMORGAN CHASE BANK LOC)+/-@                                        3.67         11/01/2029           12,555,000
      5,000,000    SUMMIT COUNTY OH PORT AUTHORITY WELLNESS INSTITUTE (AIRPORT
                   REVENUE, FIFTH THIRD BANK LOC)+/-@                                  3.53         11/01/2036            5,000,000
      2,810,000    WARREN COUNTY OH CINCINNATI ELECTRICITY CORPORATION PROJECT
                   (IDR, SCOTIABANK LOC)+/-@                                           3.87         09/01/2015            2,810,000

                                                                                                                         93,902,000
                                                                                                                   ----------------

OKLAHOMA - 0.54%
      7,100,000    MUSKOGEE OK MEDICAL CENTER AUTHORITY (HEALTH FACILITIES
                   FINANCING AUTHORITY REVENUE, BANK OF AMERICA NA LOC)+/-@            3.72         10/01/2032            7,100,000
        700,000    OKLAHOMA DEVELOPMENT FINANCE AUTHORITY CONTINUING CARE
                   COMMUNITY PROJECT SERIES C (NURSING HOME REVENUE, KBC BANK
                   NV LOC)+/-@                                                         3.69         02/01/2012              700,000
      5,635,000    OKLAHOMA STATE IDA TEAL RIDGE MANOR CORPORATION PROJECT
                   (HEALTHCARE FACILITIES REVENUE, BANK OF AMERICA NA LOC)+/-@         3.72         11/01/2018            5,635,000
      8,410,000    PAYNE COUNTY OK ECONOMICAL DEVELOPMENT AUTHORITY PHASE III
                   PROJECT (EDUCATIONAL FACILITIES REVENUE, AMBAC INSURED)+/-@         3.68         07/01/2032            8,410,000
        700,000    TULSA OK IDA TULSA COUNTY HOUSING FUNDING INCORPORATED
                   (HOUSING REVENUE)+/-@                                               3.95         10/01/2032              700,000

                                                                                                                         22,545,000
                                                                                                                   ----------------

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE

OREGON - 0.28%
$     5,210,000    OREGON STATE HOMEOWNER (OTHER REVENUE, MERRILL LYNCH CAPITAL
                   SERVICES LOC)+/-@                                                   3.73%        05/01/2010     $      5,210,000
      1,590,000    PORTLAND OR (SEWER REVENUE, FIRST SECURITY BANK LOC)+/-@            3.72         10/01/2012            1,590,000
      4,995,000    TRI COUNTY OR METRO TRANSPORTATION DISTRICT SERIES 142 (TAX
                   REVENUE, MORGAN STANLEY DEAN WITTER LOC)+/-@                        3.69         08/01/2019            4,995,000

                                                                                                                         11,795,000
                                                                                                                   ----------------

OTHER - 0.50%
      9,950,000    CLIPPER BRIGANTINE TAX-EXEMPT TRUST CERTIFICATES SERIES 2002
                   (OTHER REVENUE, STATE STREET BANK & TRUST COMPANY LOC)+/-@++        4.00         02/01/2030            9,950,000
      3,452,000    NORTHEAST TAX-EXEMPT GRANTOR TRUST CERTIFICATES (OTHER
                   REVENUE, BANK OF AMERICA NA LOC)+/-@                                3.79         04/01/2019            3,452,000
      4,850,000    RESET OPTION CERTIFICATES TRUST II-R (SEWER REVENUE, FGIC
                   INSURED)+/-@                                                        3.70         11/01/2031            4,850,000
      2,709,000    US BANCORP PROJECT FUNDING TRUST SERIES A (OTHER
                   REVENUE)+/-@++                                                      3.70         01/01/2010            2,709,000

                                                                                                                         20,961,000
                                                                                                                   ----------------

PENNSYLVANIA - 2.86%
     14,110,000    BEAVER COUNTY PA IDA FIRST ENERGY NUCLEAR GENERATOR
                   CORPORATION PROJECT (IDR, BARCLAYS BANK PLC LOC)+/-@                3.61         01/01/2035           14,110,000
      4,900,000    DANIEL BOONE PA AREA SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                   FIRST SECURITY BANK LOC)+/-@                                        3.67         08/01/2029            4,900,000
     51,280,000    EMMAUS PA GENERAL AUTHORITY (OTHER REVENUE, FIRST SECURITY
                   BANK LOC)+/-@                                                       3.52         12/01/2028           51,280,000
     13,800,000    HARRISBURG PA (EDUCATIONAL FACILITIES REVENUE, FIRST SECURITY
                   BANK LOC)+/-@                                                       3.66         12/01/2031           13,800,000
      1,720,000    LEHIGH COUNTY PA ST. LUKES HOSPITAL PROJECT (HOSPITAL
                   REVENUE, WACHOVIA BANK LOC)+/-@                                     3.60         07/01/2031            1,720,000
      5,975,000    PENNSYLVANIA EDFA TREASURY DEPARTMENT HOSPITAL ENHANCEMENT
                   LOAN PROGRAM A1 (HOSPITAL REVENUE, NATIONAL CITY BANK)+/-@          3.67         06/01/2031            5,975,000
      2,810,000    PENNSYLVANIA EDFA TREASURY DEPARTMENT HOSPITAL ENHANCEMENT
                   LOAN PROGRAM A2 (HOSPITAL REVENUE, NATIONAL CITY BANK)+/-@          3.67         06/01/2011            2,810,000
      8,260,000    PENNSYLVANIA EDFA TREASURY DEPARTMENT HOSPITAL ENHANCEMENT
                   LOAN PROGRAM A3 (HOSPITAL REVENUE, NATIONAL CITY BANK)+/-@          3.67         06/01/2021            8,260,000
      7,550,000    PENNSYLVANIA HONEYSUCKLE STUDENT HOLDING SERIES A (COLLEGE &
                   UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)+/-@                  3.67         07/01/2034            7,550,000
      7,655,000    PENNSYLVANIA TURNPIKE COMMISSION OIL FRANCHISE TAX SERIES II
                   R 1005 (SALES TAX REVENUE, AMBAC INSURED)+/-@                       3.71         12/01/2015            7,655,000
      1,050,000    PHILADELPHIA PA GAS WORKS SERIES A2 (UTILITIES REVENUE,
                   JPMORGAN CHASE BANK LOC)+/-@                                        3.70         09/01/2034            1,050,000

                                                                                                                        119,110,000
                                                                                                                   ----------------

SOUTH CAROLINA - 1.98%
     22,400,000    CHARLESTON SC SERIES B (WATER & SEWER REVENUE, WACHOVIA BANK
                   LOC)+/-@                                                            3.67         01/01/2035           22,400,000
     21,795,000    PATRIOTS ENERGY GROUP SC GAS FACILITIES SERIES A (UTILITIES
                   REVENUE, CIFG INSURED)+/-@                                          3.67         06/01/2036           21,795,000
      3,970,000    SOUTH CAROLINA EDUCATIONAL FACILITIES AUTHORITY FOR PRIVATE
                   NONPROFIT INSTITUTIONS (COLLEGE & UNIVERSITY REVENUE, BANK OF
                   AMERICA NA LOC)+/-@                                                 3.72         02/01/2022            3,970,000
      3,120,000    SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY (ECONOMIC
                   DEVELOPMENT REVENUE, WACHOVIA BANK LOC)+/-@                         3.67         12/01/2024            3,120,000
      8,500,000    SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY ECONOMIC
                   DEVELOPMENT REVENUE HEARTLAND HALL EPISCOPAL (IDR LOC)+/-@          3.67         08/01/2029            8,500,000
     22,365,000    SOUTH CAROLINA TRANSPORTATION INFRASTRUCTURE (OTHER REVENUE,
                   AMBAC INSURED)+/-@                                                  3.72         04/01/2012           22,365,000

                                                                                                                         82,150,000
                                                                                                                   ----------------

SOUTH DAKOTA - 0.12%
      5,000,000    SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                   SIOUX VALLEY SERIES B (HEALTHCARE FACILITIES REVENUE, US BANK
                   NA LOC)+/-@                                                         3.70         11/01/2034            5,000,000
                                                                                                                   ----------------

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
TENNESSEE - 1.70%
$     9,995,000    ABN AMRO MUNITOPS CERTIFICATES TRUST 2003-8 (TAX REVENUE,
                   FGIC INSURED)+/-@                                                   3.67%        03/15/2011     $      9,995,000
      2,935,000    METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN HEALTH
                   & EDUCATIONAL PROJECT FACILITIES BOARD MEHARRY MEDICAL COLLEGE
                   (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)+/-@          3.67         08/01/2018            2,935,000
     19,985,000    METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN
                   STEWARTS FERRY APARTMENTS (IDR, FHLMC INSURED)+/-@                  3.67         01/01/2034           19,985,000
     33,675,000    MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY POOLED
                   FINANCING LOAN POOL (OTHER REVENUE, BANK OF AMERICA NA
                   LOC)+/-@                                                            3.67         11/01/2027           33,675,000
      4,200,000    RUTHERFORD COUNTY TN SERIES 643 (PROPERTY TAX REVENUE, MBIA
                   INSURED)+/-@                                                        3.72         10/01/2012            4,200,000

                                                                                                                         70,790,000
                                                                                                                   ----------------

TEXAS - 7.32%
     11,130,000    ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-16 (WATER REVENUE,
                   MBIA INSURED)+/-@                                                   3.70         09/01/2014           11,130,000
      7,595,000    ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-55 (PROPERTY TAX
                   REVENUE, PERMANENT SCHOOL FUND GUARANTEED)+/-@                      3.70         02/01/2014            7,595,000
      4,890,000    ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-59 (PROPERTY TAX
                   REVENUE, PERMANENT SCHOOL FUND GUARANTEED)+/-@                      3.70         08/01/2013            4,890,000
      5,500,000    BEXAR COUNTY TX HOUSING FINANCE CORPORATION VISTA MEADOWS
                   PROJECT (HOUSING REVENUE, FHLMC INSURED)+/-@                        3.67         09/01/2036            5,500,000
     48,380,000    CAPITAL AREA CULTURAL EDUCATIONAL FACILITIES ROMAN CATHOLIC
                   DIOCESE (IDR, WACHOVIA BANK LOC)+/-@                                3.67         04/01/2045           48,380,000
      5,875,000    DALLAS TX PUTTER 598 (PROPERTY TAX REVENUE, JPMORGAN CHASE
                   BANK LOC)+/-@                                                       3.70         02/15/2011            5,875,000
      4,310,000    EAGLE TAX-EXEMPT TRUST CERTIFICATES 20014302 CLASS A (AUSTIN
                   TX ELECTRIC UTILITY SYSTEMS) (POWER REVENUE, FIRST SECURITY
                   BANK LOC)+/-@                                                       3.71         11/15/2012            4,310,000
      6,000,000    EAGLE TAX-EXEMPT TRUST CERTIFICATES 20014310 CLASS A (DALLAS
                   TX AREA RAPID) (SALES TAX REVENUE, AMBAC INSURED)+/-@               3.71         12/01/2026            6,000,000
      7,850,000    GRAPEVINE COLLEYVILLE TX INDEPENDENT SCHOOL DISTRICT
                   (PROPERTY TAX REVENUE, FGIC INSURED)+/-@                            3.72         08/15/2023            7,850,000
      8,995,000    HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                   (HCFR, MBIA INSURED)+/-@                                            3.73         07/01/2015            8,995,000
      4,430,000    HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                   (HCFR, MBIA INSURED)+/-@                                            3.73         07/01/2024            4,430,000
      8,982,500    HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                   SERIES 357 (HCFR, MBIA INSURED)+/-@                                 3.69         07/01/2029            8,982,500
      1,825,000    HARRIS COUNTY TX HOUSTON SPORTS AUTHORITY JUNIOR LIEN RODEO
                   SERIES C (SPORTS FACILITIES REVENUE, MBIA INSURED)+/-@              3.73         11/15/2030            1,825,000
      2,085,000    HARRIS COUNTY TX SERIES 646 (PROPERTY TAX REVENUE, JPMORGAN
                   CHASE BANK LOC)+/-@                                                 3.72         10/01/2012            2,085,000
      5,470,000    HOUSTON TX CERTIFICATES SERIES 495 (WATER REVENUE, FGIC
                   INSURED)+/-@                                                        3.69         12/01/2030            5,470,000
      4,245,000    HOUSTON TX INDEPENDENT SCHOOL DISTRICT SERIES 462 (PROPERTY
                   TAX REVENUE, PERMANENT SCHOOL FUND GUARANTEED)+/-@                  3.69         02/15/2026            4,245,000
      3,770,000    HOUSTON TX MUNICIPAL TRUST RECEIPTS SERIES SG 120 (WATER &
                   SEWER REVENUE)+/-@                                                  3.71         12/01/2023            3,770,000
     12,600,000    HOUSTON TX SERIES SG 139 (COLLEGE & UNIVERSITY REVENUE,
                   SOCIETE GENERALE LOC)+/-@                                           3.71         11/15/2029           12,600,000
     10,000,000    HOUSTON TX WATER & SEWER SYSTEM (WATER & SEWER REVENUE, MBIA
                   INSURED)+/-@                                                        3.73         12/01/2023           10,000,000
      2,235,000    IRVING TX SERIES 403 (WATER REVENUE, AMBAC INSURED)+/-@             3.72         02/15/2012            2,235,000
     23,600,000    KATY TX INDEPENDENT SCHOOL DISTRICT SERIES C (PROPERTY TAX
                   REVENUE)+/-@                                                        3.66         08/15/2036           23,600,000
      5,065,000    LAREDO TX HOUSING DEVELOPMENT CORPORATION #1 SERIES 618
                   (LEASE REVENUE, AMBAC INSURED)+/-@                                  3.72         02/01/2010            5,065,000
      3,270,000    LOWER COLORADO RIVER AUTHORITY TX PUTTER SERIES 623 (OTHER
                   REVENUE, FGIC INSURED)+/-@                                          3.70         11/15/2009            3,270,000
     12,800,000    LUBBOCK TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                   BANK OF AMERICA NA LOC)+/-@                                         3.66         02/01/2030           12,800,000
      3,500,000    MATAGORDA COUNTY TX HOSPITAL DISTRICT (HOSPITAL REVENUE,
                   REGIONS BANK LOC)+/-@                                               3.69         08/01/2018            3,500,000
      5,515,000    MIDLAND TX COLLEGE DISTRICT (PROPERTY TAX REVENUE, FGIC
                   INSURED)+/-@                                                        3.72         02/15/2024            5,515,000

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
TEXAS (CONTINUED)
$     6,010,000    NORTH CENTRAL TX HEALTH FACILITY DEVELOPMENT CORPORATION
                   (HFFA REVENUE, MBIA INSURED)+/-@                                    3.72%        02/15/2022     $      6,010,000
     14,000,000    PASADENA TX INDEPENDENT SCHOOL DISTRICT SERIES A (PROPERTY
                   TAX REVENUE, PERMANENT SCHOOL FUND GUARANTEED)+/-@                  3.66         08/15/2026           14,000,000
      1,595,000    POLLY RYON HOSPITAL AUTHORITY TX POLLY RYON MEMORIAL HOSPITAL
                   (HOSPITAL REVENUE, JPMORGAN CHASE BANK LOC)+/-@                     3.70         11/01/2026            1,595,000
     12,365,000    ROCKWALL TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                   DEXIA INSURED)+/-@                                                  3.66         08/01/2037           12,365,000
      5,355,000    SAN ANTONIO TX (WATER REVENUE, FGIC INSURED)+/-@                    3.70         05/15/2022            5,355,000
      1,500,000    SAN ANTONIO TX SERIES A (WATER REVENUE, MBIA INSURED)+/-@           3.51         05/15/2033            1,500,000
      2,400,000    SPLENDORA TX PROJECT FELLOWSHIP CHRISTIAN PROJECT (OTHER
                   REVENUE, BANK OF AMERICA NA LOC)+/-@                                3.67         01/01/2017            2,400,000
      3,905,000    TEXAS A&M UNIVERSITY PERMANENT UNIVERSITY FUND (COLLEGE &
                   UNIVERSITY REVENUE, JPMORGAN CHASE BANK LOC)+/-@                    3.70         07/01/2012            3,905,000
      5,080,000    TEXAS STATE CLASS A (GO - STATES, TERRITORIES, CITIBANK NA
                   LOC)+/-@                                                            3.71         04/01/2030            5,080,000
     17,470,000    TEXAS STATE TRANSPORTATION SERIES B (TRANSPORTATION
                   REVENUE)+/-@                                                        3.52         04/01/2026           17,470,000
      6,805,000    TEXAS TECH UNIVERSITY (EDUCATIONAL FACILITIES REVENUE, MBIA
                   INSURED)+/-@                                                        3.70         08/15/2021            6,805,000
      5,195,000    TRAVIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                   SERIES 4 (HEALTHCARE FACILITIES REVENUE, AMBAC INSURED)+/-@         3.69         11/15/2024            5,195,000
      2,575,000    UNIVERSITY OF TEXAS PERMANENT UNIVERSITY FUND SERIES 411
                   (COLLEGE & UNIVERSITY REVENUE)+/-@                                  3.70         01/01/2012            2,575,000

                                                                                                                        304,172,500
                                                                                                                   ----------------

UTAH - 0.90%
     25,000,000    UTAH STATE BOARD (COLLEGE & UNIVERSITY REVENUE, MBIA
                   INSURED)+/-@                                                        3.70         04/01/2029           25,000,000
      9,675,000    WEST JORDAN UT (HOUSING REVENUE, FNMA INSURED)+/-@                  3.66         12/01/2034            9,675,000
      2,900,000    WEST VALLEY CITY UT IDR JOHNSON MATTHEY INCORPORATED PROJECT
                   (IDR LOC)+/-@                                                       3.65         12/01/2011            2,900,000

                                                                                                                         37,575,000
                                                                                                                   ----------------

VIRGINIA - 0.41%
      7,960,000    CAPITAL REGION AIRPORT COMMISSION VA SERIES B (AIRPORT
                   REVENUE, WACHOVIA BANK LOC)+/-@                                     3.67         06/01/2035            7,960,000
      2,165,000    HAMPTON ROADS VA REGIONAL JAIL AUTHORITY REGIONAL SERIES 569
                   (JAIL FACILITIES REVENUE, MBIA INSURED)+/-@                         3.72         07/01/2012            2,165,000
      7,000,000    NORFOLK VA REDEVELOPMENT & HOUSING AUTHORITY (HOUSING
                   REVENUE, BANK OF AMERICA NA LOC)+/-@                                3.67         07/01/2034            7,000,000

                                                                                                                         17,125,000
                                                                                                                   ----------------

WASHINGTON - 3.71%
     15,420,000    ABN AMRO MUNITOPS CERTIFICATES TRUST 2001-23 (KING COUNTY WA
                   SCHOOL DISTRICT #001 SETTLE SERIES A) (PROPERTY TAX REVENUE,
                   MBIA INSURED)+/-@                                                   3.70         12/01/2009           15,420,000
      5,160,000    ENERGY NORTHWEST WA ELECTRIC CERTIFICATES SERIES C (ELECTRIC
                   REVENUE, FIRST SECURITY BANK LOC)+/-@                               3.70         01/01/2010            5,160,000
      5,710,000    ENERGY NORTHWEST WA WIND PROJECT SERIES 686 (POWER REVENUE,
                   MBIA INSURED)+/-@                                                   3.72         07/01/2012            5,710,000
      4,760,000    GOAT HILL WA PROPERTIES SERIES 705 (LEASE REVENUE, MBIA
                   INSURED)+/-@                                                        3.71         12/01/2012            4,760,000
     15,100,000    GRANT COUNTY WA PUBLIC UTILITIES DISTRICT WANAPUM HYDRO
                   (ELECTRIC REVENUE, MBIA INSURED)+/-@                                3.70         01/01/2043           15,100,000
     17,350,000    ISSAQUAH WA COMMUNITY PROPERTIES SERIES A (WATER REVENUE,
                   BANK OF AMERICA NA LOC)+/-@                                         3.68         02/15/2021           17,350,000
     45,525,000    KING COUNTY WA HOUSING AUTHORITY SERIES A (HOUSING REVENUE,
                   FHLMC INSURED)+/-@                                                  3.67         07/01/2035           45,525,000
      5,915,000    KING COUNTY WA SCHOOL DISTRICT #415 (PROPERTY TAX REVENUE,
                   FIRST SECURITY BANK LOC)+/-@                                        3.71         12/01/2018            5,915,000
      4,940,000    SEATTLE WA MUNICIPAL LIGHT & POWER SERIES 668 (POWER REVENUE,
                   FIRST SECURITY BANK LOC)+/-@                                        3.70         08/01/2012            4,940,000
      6,985,000    WASHINGTON STATE (PROPERTY TAX REVENUE, FIRST SECURITY BANK
                   LOC)+/-@                                                            3.70         01/01/2026            6,985,000
                                                                                                                   ----------------

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
WASHINGTON (CONTINUED)
$     6,000,000    WASHINGTON STATE HIGHER EDUCATION FACILITIES UNIVERSITY OF
                   PUGET SOUND SERIES B (COLLEGE & UNIVERSITY REVENUE, BANK OF
                   AMERICA NA LOC)+/-@                                                 3.67%        10/01/2036     $      6,000,000
     10,400,000    WASHINGTON STATE HOUSING FINANCE COMMISSION BUSH SCHOOL
                   PROJECT (HOUSING REVENUE, BANK OF AMERICA NA LOC)+/-@               3.68         04/01/2034           10,400,000
      1,700,000    WASHINGTON STATE HOUSING FINANCE COMMISSION NONPROFIT TACOMA
                   ART MUSEUM PROJECT (RECREATIONAL FACILITIES REVENUE, NORTHERN
                   TRUST CORPORATION LOC)+/-@                                          3.69         06/01/2032            1,700,000
      2,750,000    WASHINGTON STATE HOUSING WESLEY HOMES PROJECT SERIES A (LEASE
                   REVENUE, BANK OF AMERICA NA LOC)+/-@                                3.63         01/01/2036            2,750,000
      2,165,000    WASHINGTON STATE SERIES 593 (PROPERTY TAX REVENUE, FIRST
                   SECURITY BANK LOC)+/-@                                              3.72         07/01/2012            2,165,000
      4,370,000    WASHINGTON STATE SERIES B (PROPERTY TAX REVENUE, FIRST
                   SECURITY BANK LOC)+/-@                                              3.56         07/01/2024            4,370,000

                                                                                                                        154,250,000
                                                                                                                   ----------------

WISCONSIN - 3.43%
      3,765,000    MILWAUKEE WI RDA REDEVELOPMENT MILWAUKEE SCHOOL ENGINEER
                   PROJECT A (COLLEGE & UNIVERSITY REVENUE, MARSHALL & ISLEY
                   BANK LOC) +/-@                                                      3.69         07/01/2023            3,765,000
      6,725,000    UNIVERSITY OF WISCONSIN HOSPITALS & CLINICS AUTHORITY (HEALTH
                   FACILITIES FINANCING AUTHORITY REVENUE, FIRST SECURITY BANK
                   LOC) +/-@                                                           3.66         04/01/2029            6,725,000
      3,230,000    WISCONSIN HEFA RIVERVIEW HOSPITAL ASSOCIATION (HCFR, FIRSTAR
                   BANK NA LOC)+/-@                                                    3.69         10/01/2030            3,230,000
     21,765,000    WISCONSIN STATE HEFA (HCFR, CITIBANK NA LOC)+/-@                    3.70         08/15/2026           21,765,000
     13,600,000    WISCONSIN STATE HEFA (HCFR, CITIBANK NA LOC)+/-@                    3.70         08/15/2030           13,600,000
      2,400,000    WISCONSIN STATE HEFA ALVERNO COLLEGE PROJECT (COLLEGE &
                   UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)+/-@                  3.69         11/01/2017            2,400,000
     22,950,000    WISCONSIN STATE HEFA AURORA HEALTH CARE SERIES A (HOSPITAL
                   REVENUE, MARSHALL & ISLEY BANK LOC)+/-@                             3.67         04/01/2028           22,950,000
      6,400,000    WISCONSIN STATE HEFA FRANCISCAN SISTERS SERIES B (HCFR,
                   MARSHALL & ISLEY BANK LOC)+/-@                                      3.64         09/01/2033            6,400,000
      4,030,000    WISCONSIN STATE HEFA GUNDERSEN LUTHERAN SERIES B (HCFR, FGIC
                   INSURED)+/-@                                                        3.67         05/01/2033            4,030,000
     15,500,000    WISCONSIN STATE HEFA LUTHERAN COLLEGE SERIES 2001 (COLLEGE &
                   UNIVERSITY REVENUE, US BANK NA LOC)+/-@                             3.69         09/01/2031           15,500,000
     11,600,000    WISCONSIN STATE HEFA NATIONAL REGENCY OF NEW BERLIN (HCFR,
                   MARSHALL & ISLEY BANK LOC)+/-@                                      3.69         08/15/2034           11,600,000
     19,775,000    WISCONSIN STATE HEFA REEDSBURG AREA MEDICAL CENTER
                   INCORPORATED (OTHER REVENUE, FIFTH THIRD BANK LOC)+/-@              3.69         06/01/2036           19,775,000
      3,450,000    WISCONSIN STATE HEFA WHEATON FRANCISCAN SERVICES SERIES B
                   (HCFR, US BANK NA LOC)+/-@                                          3.52         08/15/2033            3,450,000
      7,505,000    WISCONSIN STATE SERIES 531 (PROPERTY TAX REVENUE, FGIC
                   INSURED) +/-@                                                       3.71         11/01/2012            7,505,000

                                                                                                                        142,695,000
                                                                                                                   ----------------

WYOMING - 0.74%
     30,600,000    SWEETWATER COUNTY WY PACIFIC CORPORATION PROJECT SERIES A
                   (PCR, BARCLAYS BANK PLC LOC)+/-@                                    3.53         07/01/2015           30,600,000
                                                                                                                   ----------------

TOTAL MUNICIPAL BONDS & NOTES (COST $3,771,889,652)                                                                   3,771,889,652
                                                                                                                   ----------------
COMMERCIAL PAPER - 9.57%
      8,000,000    BURKE COUNTY POLLUTION CONTROL                                      3.59         04/04/2007            8,000,000
     13,835,000    BURKE COUNTY POLLUTION CONTROL SERIES 6B-1                          3.59         04/05/2007           13,835,000
     13,400,000    COUNTY OF WAKE NC                                                   3.60         05/30/2007           13,400,000
     23,500,000    DISTRICT OF COLUMBIA                                                3.55         04/05/2007           23,500,000
      9,248,000    HARRIS COUNTY TX SERIES C                                           3.58         03/08/2007            9,248,000
      6,175,000    HARRIS COUNTY TX SERIES D                                           3.55         04/05/2007            6,175,000
     21,500,000    HARRIS COUNTY TX SERIES D                                           3.58         04/05/2007           21,500,000
     18,600,000    ILLINOIS EDUCATIONAL FACILITIES AUTHORITY SERIES 1990               3.65         06/20/2007           18,600,000
      9,965,000    ILLINOIS EDUCATIONAL FACILITIES AUTHORITY SERIES NOTR               3.62         04/04/2007            9,965,000

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
COMMERCIAL PAPER (CONTINUED)
$    21,300,000    ILLINOIS EDUCATIONAL FACILITIES AUTHORITY SERIES NOTR               3.65%        05/16/2007     $     21,300,000
      7,600,000    LAS VEGAS VALLEY WATER DISTRICT                                     3.65         05/16/2007            7,600,000
     20,450,000    NORTH CENTRAL TX HEALTH SERIES 1998                                 3.65         06/06/2007           20,450,000
     14,500,000    ROCHESTER MN HEALTH CARE SERIES 00-B                                3.57         04/05/2007           14,500,000
     32,400,000    ROCHESTER MN HEALTH CARE SERIES 01-C                                3.57         04/03/2007           32,400,000
     15,300,000    ROCHESTER MN HEALTH CARE SERIES 92-A                                3.57         04/05/2007           15,300,000
     10,750,000    ROCHESTER MN HEALTH CARE SERIES 92-C                                3.57         04/05/2007           10,750,000
      4,600,000    SAN ANTONIO ELECTRIC & GAS SERIES A                                 3.60         04/05/2007            4,600,000
     17,800,000    SAN ANTONIO ELECTRIC & GAS SERIES A                                 3.62         04/05/2007           17,800,000
     12,000,000    SAN ANTONIO ELECTRIC & GAS SERIES A                                 3.66         05/10/2007           12,000,000
     10,255,000    SAN ANTONIO TX SERIES A                                             3.58         04/05/2007           10,255,000
     14,000,000    TEXAS DEPARTMENT OF TRANSPORTATION SERIES A                         3.60         04/05/2007           14,000,000
      7,400,000    TEXAS PFA SERIES 02-A                                               3.59         04/04/2007            7,400,000
     10,325,000    TEXAS PFA SERIES 02-A                                               3.60         04/04/2007           10,325,000
      2,359,000    TEXAS PFA SERIES 2003                                               3.55         04/05/2007            2,359,000
     31,180,000    UNIVERSITY OF MINNESOTA SERIES 05-A                                 3.48         04/03/2007           31,180,000
     19,800,000    UNIVERSITY OF TEXAS SYSTEM SERIES 02-A                              3.58         04/05/2007           19,800,000
     21,500,000    UNIVERSITY OF TEXAS SYSTEM SERIES A                                 3.65         06/13/2007           21,500,000

TOTAL COMMERCIAL PAPER (COST $397,742,000)                                                                              397,742,000
                                                                                                                   ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $4,169,631,652)*                        100.30%                                                              $  4,169,631,652

OTHER ASSETS AND LIABILITIES, NET              (0.30)                                                                   (12,361,253)
                                              ------                                                               ----------------

TOTAL NET ASSETS                              100.00%                                                              $  4,157,270,399
                                              ======                                                               ================

+/-   VARIABLE RATE INVESTMENTS.

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   PRIME INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
ASSET BACKED SECURITIES - 0.48%
$    16,000,000    ARKLE MASTER ISSUER PLC+/-++                                        5.30%        11/19/2007     $     16,000,000
     15,078,132    FORD CREDIT AUTO OWNER TRUST++                                      5.36         12/15/2007           15,078,132
      8,703,249    USAA AUTO OWNER TRUST                                               5.34         12/13/2007            8,703,440

TOTAL ASSET BACKED SECURITIES (COST $39,781,572)                                                                         39,781,572
                                                                                                                   ----------------

CERTIFICATES OF DEPOSIT - 4.22%
     46,000,000    CALYON NEW YORK SERIES YCD+/-                                       5.30         09/13/2007           45,993,348
     16,000,000    CALYON NEW YORK SERIES YCD1+/-                                      5.34         06/20/2007           16,000,248
     19,000,000    CREDIT AGRICOLE INDO NEW YORK SERIES YCD+/-                         5.29         06/28/2007           18,997,468
     45,000,000    DEUTSCHE BANK (NEW YORK)                                            5.35         08/08/2007           45,000,000
     71,000,000    DEUTSCHE BANK (NEW YORK)                                            5.40         12/12/2007           71,000,000
     40,000,000    HBOS TREASURY SERVICES (NEW YORK)                                   5.35         07/31/2007           40,000,000
     45,000,000    IXIS CORPORATION & INVESTMENT BANK                                  5.32         07/09/2007           45,000,000
     67,000,000    IXIS CORPORATION & INVESTMENT BANK                                  5.35         07/31/2007           67,000,000

TOTAL CERTIFICATES OF DEPOSIT (COST $348,991,064)                                                                       348,991,064
                                                                                                                   ----------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.23%
     19,258,234    PARAGON MORTGAGES PLC+/-++@                                         5.30         11/15/2038           19,258,234

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $19,258,234)                                                             19,258,234
                                                                                                                   ----------------

COMMERCIAL PAPER - 28.77%
     14,000,000    ALPINE SECURITIZATION CORPORATION++^                                5.27         03/05/2007           13,991,802
     99,000,000    ALPINE SECURITIZATION CORPORATION++^                                5.27         03/06/2007           98,927,537
    129,000,000    ALPINE SECURITIZATION CORPORATION++^                                5.23         04/25/2007          127,969,254
      7,045,000    ATLAS CAPITAL FUNDING CORPORATION++^                                5.20         05/29/2007            6,954,433
     75,000,000    ATLAS CAPITAL FUNDING CORPORATION++^                                5.22         08/13/2007           73,207,344
     52,000,000    BANK OF AMERICA NA+/-                                               5.32         04/11/2007           52,000,000
     26,000,000    BEAR STEARNS COMPANIES INCORPORATED+/-                              5.30         10/19/2007           26,000,000
    113,500,000    CAFCO LLC++^                                                        5.26         03/26/2007          113,085,410
     17,000,000    CAIRN HIGH GRADE FUNDING I LLC++^                                   5.26         03/26/2007           16,937,903
     12,000,000    CAIRN HIGH GRADE FUNDING I LLC++^                                   5.26         05/03/2007           11,889,645
     15,000,000    CAIRN HIGH GRADE FUNDING I LLC++^                                   5.25         05/24/2007           14,816,250
     71,500,000    CHARTA LLC++^                                                       5.26         03/26/2007           71,238,826
     25,000,000    CHARTA LLC++^                                                       5.26         03/29/2007           24,897,722
     53,000,000    CONCORD MINUTEMEN CAPITAL COMPANY+/-                                5.30         03/06/2008           53,000,000
     47,000,000    CONCORD MINUTEMEN CAPITAL COMPANY+/-                                5.30         03/13/2008           47,000,000
     20,000,000    CULLINAN FINANCE CORPORATION++^                                     5.21         04/25/2007           19,840,958
    104,000,000    DANSKE CORPORATION++^                                               5.17         04/10/2007          103,402,578
    185,229,000    FAIRWAY FINANCE CORPORATION++^                                      5.26         03/26/2007          184,553,043
     75,000,000    FCAR OWNER TRUST I^                                                 5.22         06/22/2007           73,771,125
    105,000,000    FCAR OWNER TRUST I^                                                 5.21         07/23/2007          102,811,800
     40,000,000    GEMINI SECURITIZATION LLC++^                                        5.25         04/26/2007           39,673,333
     75,000,000    GERMAN RESIDENTIAL FUNDING+/-                                       5.34         11/23/2007           75,000,000
     54,736,000    HARRIER FINANCE FUNDING US LLC++^                                   5.25         04/25/2007           54,296,972
     70,000,000    HARRIER FINANCE FUNDING US LLC++^                                   5.21         07/19/2007           68,581,722
     10,000,000    HUDSON-THAMES LLC++^                                                5.26         03/13/2007            9,982,467
    142,310,000    KEEL CAPITAL INCORPORATED++^                                        5.28         03/08/2007          142,163,895
    125,423,000    KLIO III FUNDING CORPORATION++^                                     5.29         03/23/2007          125,017,535

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   PRIME INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
COMMERCIAL PAPER (CONTINUED)
$    50,000,000    LEGACY CAPITAL LLC++^                                               5.21%        08/02/2007     $     48,885,639
     45,000,000    LEXINGTON PARKER CAPITAL CORPORATION                                5.32         03/01/2007           45,000,000
     50,000,000    LIBERTY HARBOUR II CDO++^                                           5.25         05/25/2007           49,380,208
     85,000,000    NEWPORT FUNDING CORPORATION++^                                      5.26         04/02/2007           84,602,578
    180,000,000    NORTHERN ROCK PLC++^                                                5.24         05/25/2007          177,775,125
     13,000,000    SAINT GERMAIN HOLDINGS INCORPORATED++^                              5.27         03/06/2007           12,990,485
     50,500,000    TANGO FINANCE CORPORATION++^                                        5.19         03/13/2007           50,412,635
     24,000,000    TANGO FINANCE CORPORATION++^                                        5.26         04/18/2007           23,831,680
     53,000,000    TASMAN FUNDING INCORPORATED++^                                      5.27         03/30/2007           52,775,000
     35,858,000    TIERRA ALTA FUNDING++^                                              5.25         04/25/2007           35,570,389
     50,000,000    YORKTOWN CAPITAL LLC++^                                             5.26         03/14/2007           49,905,028

TOTAL COMMERCIAL PAPER (COST $2,382,140,321)                                                                          2,382,140,321
                                                                                                                   ----------------

EXTENDABLE BONDS - 9.15%
     10,000,000    AMERICAN GENERAL FINANCE CORPORATION+/-++                           5.37         03/14/2008           10,000,000
     63,500,000    BANK OF IRELAND+/-++                                                5.32         03/20/2008           63,500,000
     30,000,000    BEAR STEARNS COMPANIES INCORPORATED+/-                              5.31         03/14/2008           30,000,000
     45,000,000    BNP PARIBAS SA+/-                                                   5.33         12/16/2007           45,000,000
     44,000,000    DNB NOR BANK ASA+/-++                                               5.31         03/25/2008           44,000,000
     88,000,000    FLORIDA HURRICANE CATASTROPHE+/-                                    5.33         03/14/2008           88,001,334
    110,000,000    GENERAL ELECTRIC CAPITAL CORPORATION                                5.45         07/09/2007          110,045,182
     90,000,000    HBOS TREASURY SERVICES PLC SERIES MTN+/-++                          5.29         03/07/2008           90,000,000
      5,000,000    ING SECURITY LIFE INSTITUTIONAL FUNDING+/-++                        5.43         03/07/2008            5,000,000
     44,000,000    INTESA BANK (IRELAND) PLC+/-++                                      5.32         03/25/2008           44,000,000
     31,000,000    IRISH LIFE & PERMANENT PLC+/-++                                     5.34         03/20/2008           31,000,000
     60,000,000    MERRILL LYNCH & COMPANY INCORPORATED+/-                             5.30         03/24/2008           60,000,000
     12,000,000    MORGAN STANLEY+/-                                                   5.40         03/03/2008           12,000,000
     15,000,000    NATIONWIDE BUILDING SOCIETY+/-++                                    5.37         01/07/2008           15,000,000
     61,000,000    NORDEA BANK AB+/-++                                                 5.33         03/11/2008           61,000,000
      4,000,000    PREMIUM ASSET TRUST+/-++                                            5.38         03/15/2008            4,000,000
     45,000,000    TOTTA IRELAND PLC+/-++                                              5.32         03/07/2008           45,000,000

TOTAL EXTENDABLE BONDS (COST $757,546,516)                                                                              757,546,516
                                                                                                                   ----------------

MEDIUM TERM NOTES - 10.03%
     16,100,000    ABBEY NATIONAL TREASURY SERVICES PLC+/-                             5.37         06/29/2007           16,102,014
     31,000,000    ALLSTATE LIFE GLOBAL FUND TRUST+/-                                  5.38         11/14/2007           31,010,708
     17,965,000    ALLSTATE LIFE GLOBAL FUNDING II+/-++                                5.43         04/02/2007           17,966,272
     18,000,000    ASIF GLOBAL FINANCING+/-++                                          5.40         05/03/2007           18,001,922
     15,000,000    ATLAS CAPITAL FUNDING CORPORATION+/-++                              5.31         12/10/2007           15,000,000
     68,900,000    BANK OF AMERICA SECURITIES+/-(E)                                    5.38                              68,900,000
    137,200,000    BEAR STEARNS COMPANIES INCORPORATED(E)+/-                           5.43                             137,200,000
     10,000,000    CHEYNE FINANCE LLC+/-++                                             5.32         05/21/2007            9,999,618
     12,000,000    CHEYNE FINANCE LLC+/-++                                             5.32         05/24/2007           11,999,457
     21,000,000    CHEYNE FINANCE LLC+/-++                                             5.33         07/16/2007           20,998,064
     22,000,000    CULLINAN FINANCE CORPORATION+/-++                                   5.32         05/21/2007           21,999,514
     47,000,000    CULLINAN FINANCE CORPORATION+/-++                                   5.32         01/04/2008           46,992,533
     18,500,000    KESTREL FUNDING US LLC+/-++                                         5.34         09/21/2007           18,497,973
     29,000,000    LEHMAN BROTHERS HOLDINGS+/-                                         5.39         07/19/2007           29,010,444

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   PRIME INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
MEDIUM TERM NOTES (CONTINUED)
$    16,500,000    MONUMENT GLOBAL FUNDING II+/-++                                     5.35%        12/20/2007     $     16,500,000
     48,000,000    PARCS MASTER TRUST+/-++(I)                                          5.36         03/20/2007           48,000,000
     44,000,000    PYXIS MASTER TRUST SERIES 2007-1+/-++(I)                            5.34         12/20/2007           44,000,000
     25,000,000    PYXIS MASTER TRUST SERIES 2007-3+/-++(I)                            5.37         08/27/2007           25,000,000
     44,000,000    SEDNA FINANCE INCORPORATED+/-++                                     5.32         05/21/2007           43,998,906
     12,000,000    SEDNA FINANCE INCORPORATED+/-++                                     5.32         05/30/2007           11,999,690
     14,000,000    SEDNA FINANCE INCORPORATED+/-++                                     5.32         06/18/2007           13,999,557
     24,000,000    SEDNA FINANCE INCORPORATED+/-++                                     5.32         10/12/2007           23,997,818
     20,000,000    SEDNA FINANCE INCORPORATED+/-++                                     5.32         01/18/2008           19,996,522
     25,000,000    TANGO FINANCE CORPORATION+/-++                                      5.32         05/24/2007           24,999,425
     14,000,000    VETRA FINANCE INCORPORATED+/-++                                     5.32         12/06/2007           13,998,926
     15,000,000    ZELA FINANCE INCORPORATED+/-++                                      5.32         12/07/2007           14,998,842
     65,000,000    ZELA FINANCE INCORPORATED+/-++                                      5.33         01/25/2008           64,994,122

TOTAL MEDIUM TERM NOTES (COST $830,162,327)                                                                             830,162,327
                                                                                                                   ----------------

MUNICIPAL BONDS & NOTES - 0.48%
     20,760,000    MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GO UNLIMITED, BANK
                   OF AMERICA NA LOC)+/-@                                              5.33         11/01/2028           20,760,000
     19,000,000    NORTH TEXAS HIGHER EDUCATIONAL AUTHORITY INCORPORATED SERIES D
                   (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE, AMBAC
                   INSURED)+/-@                                                        5.32         12/01/2046           19,000,000

TOTAL MUNICIPAL BONDS & NOTES (COST $39,760,000)                                                                         39,760,000
                                                                                                                   ----------------

PROMISSORY NOTES - 1.77%
    146,400,000    CITIGROUP GLOBAL(E)+/-                                              5.38                             146,400,000

TOTAL PROMISSORY NOTES (COST $146,400,000)                                                                              146,400,000
                                                                                                                   ----------------

REPURCHASE AGREEMENTS - 34.23%
    246,000,000    BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY
                   US GOVERNMENT SECURITIES (MATURITY VALUE $246,036,422)              5.33         03/01/2007          246,000,000
  1,731,383,000    CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY
                   US GOVERNMENT SECURITIES (MATURITY VALUE $1,731,639,822)            5.34         03/01/2007        1,731,383,000
    236,000,000    CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY
                   US GOVERNMENT SECURITIES (MATURITY VALUE $236,035,203)              5.37         03/01/2007          236,000,000
    180,000,000    GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY
                   US GOVERNMENT SECURITIES (MATURITY VALUE $180,026,750)              5.35         03/01/2007          180,000,000
     47,631,000    GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY
                   US GOVERNMENT SECURITIES (MATURITY VALUE $47,638,039)               5.32         03/01/2007           47,631,000
    182,000,000    GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY
                   US GOVERNMENT SECURITIES (MATURITY VALUE $182,186,499)              5.27         03/07/2007          182,000,000
    211,000,000    UBS SECURITIES LLC - 102% COLLATERALIZED BY
                   US GOVERNMENT SECURITIES (MATURITY VALUE $211,030,829)              5.26         03/01/2007          211,000,000

TOTAL REPURCHASE AGREEMENTS (COST $2,834,014,000)                                                                     2,834,014,000
                                                                                                                   ----------------

TIME DEPOSITS - 11.42%
    182,000,000    CALYON                                                              5.34         03/01/2007          182,000,000
     91,000,000    DANSKE BANK A/S (COPENHAGGEN)                                       5.34         03/01/2007           91,000,000
    130,000,000    DEUTSCHE BANK (CAYMAN)                                              5.50         03/01/2007          130,000,000
    180,000,000    FORTIS BANK (GRAND CAYMAN)                                          5.27         03/06/2007          180,000,000
    182,000,000    ING BANK NV (AMSTERDAM)                                             5.34         03/01/2007          182,000,000
    180,000,000    SKANDINAV ENSKILDA BANK                                             5.27         03/05/2007          180,000,000

TOTAL TIME DEPOSITS (COST $945,000,000)                                                                                 945,000,000
                                                                                                                   ----------------

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   PRIME INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                                                         VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $8,343,054,034)*                        100.78%                                                              $  8,343,054,034

OTHER ASSETS AND LIABILITIES, NET              (0.78)                                                                   (64,431,903)
                                              ------                                                               ----------------

TOTAL NET ASSETS                              100.00%                                                              $  8,278,622,131
                                              ======                                                               ================

(E)   THE SECURITY IS A PRIVATE PLACEMENT WITH NO STATED MATURITY DATE.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

(I)   ILLIQUID SECURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   TREASURY PLUS MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
US TREASURY SECURITIES - 6.19%

US TREASURY BILLS - 6.19%
$   150,000,000    US TREASURY BILL^                                                   4.82%        04/05/2007     $    149,297,813
    150,000,000    US TREASURY BILL^                                                   4.99         04/19/2007          148,982,229
     75,000,000    US TREASURY BILL^                                                   4.96         07/26/2007           73,481,000

                                                                                                                        371,761,042
                                                                                                                   ----------------

TOTAL US TREASURY SECURITIES (COST $371,761,042)                                                                        371,761,042
                                                                                                                   ----------------

REPURCHASE AGREEMENTS - 94.09%
    475,000,000    BANK OF AMERICA SECURITIES LLC - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $475,069,403)                 5.26         03/01/2007          475,000,000
     75,000,000    CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $75,010,729)                  5.15         03/01/2007           75,000,000
  1,200,000,000    CREDIT SUISSE FIRST BOSTON CORPORATION - 102% COLLATERALIZED
                   BY US GOVERNMENT SECURITIES (MATURITY VALUE $1,200,175,667)         5.27         03/01/2007        1,200,000,000
  1,260,000,000    DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $1,260,184,450)               5.27         03/01/2007        1,260,000,000
    132,812,000    GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $132,831,073)                 5.17         03/01/2007          132,812,000
    150,000,000    GREENWICH CAPITAL MARKETS INCORPORATED - 102% COLLATERALIZED
                   BY US GOVERNMENT SECURITIES (MATURITY VALUE $150,630,750)(I)        5.22         03/29/2007          150,000,000
    200,000,000    GREENWICH CAPITAL MARKETS INCORPORATED - 102% COLLATERALIZED
                   BY US GOVERNMENT SECURITIES (MATURITY VALUE $200,029,167)           5.25         03/01/2007          200,000,000
    500,000,000    GREENWICH CAPITAL MARKETS INCORPORATED - 102% COLLATERALIZED
                   BY US GOVERNMENT SECURITIES (MATURITY VALUE $500,073,194)           5.27         03/01/2007          500,000,000
  1,000,000,000    HSBC USA INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
                   SECURITIES (MATURITY VALUE $1,000,146,667)                          5.28         03/01/2007        1,000,000,000
    150,000,000    HSBC USA INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
                   SECURITIES (MATURITY VALUE $150,021,667)                            5.20         03/01/2007          150,000,000
    500,000,000    MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $500,073,194)                 5.27         03/01/2007          500,000,000

TOTAL REPURCHASE AGREEMENTS (COST $5,642,812,000)                                                                     5,642,812,000
                                                                                                                   ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $6,014,573,042)*                                            100.28%                                          $  6,014,573,042

OTHER ASSETS AND LIABILITIES, NET                                  (0.28)                                               (17,006,137)
                                                                  ------                                           ----------------

TOTAL NET ASSETS                                                  100.00%                                          $  5,997,566,905
                                                                  ======                                           ================

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

(I)   ILLIQUID SECURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   100% TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
US TREASURY SECURITIES - 94.06%

US TREASURY BILLS - 94.06%
$    23,435,000    US TREASURY BILL^                                                   4.79%        03/01/2007     $     23,435,000
    100,000,000    US TREASURY BILL^                                                   4.82         03/01/2007          100,000,000
    107,880,000    US TREASURY BILL^                                                   4.83         03/01/2007          107,880,000
     50,000,000    US TREASURY BILL^                                                   4.91         03/01/2007           50,000,000
    200,000,000    US TREASURY BILL^                                                   4.87         03/08/2007          199,810,806
     41,095,000    US TREASURY BILL^                                                   4.92         03/08/2007           41,055,706
     12,741,000    US TREASURY BILL^                                                   4.93         03/08/2007           12,728,786
     50,000,000    US TREASURY BILL^                                                   5.05         03/08/2007           49,950,927
     25,000,000    US TREASURY BILL^                                                   5.06         03/08/2007           24,975,403
     50,000,000    US TREASURY BILL^                                                   5.08         03/08/2007           49,950,611
     25,000,000    US TREASURY BILL^                                                   4.80         03/15/2007           24,953,309
    150,000,000    US TREASURY BILL^                                                   4.81         03/15/2007          149,719,562
    100,000,000    US TREASURY BILL^                                                   5.12         03/15/2007           99,800,889
    200,000,000    US TREASURY BILL^                                                   4.82         03/22/2007          199,437,667
     50,000,000    US TREASURY BILL^                                                   4.93         03/22/2007           49,856,208
    100,000,000    US TREASURY BILL^                                                   5.18         03/22/2007           99,698,125
     50,000,000    US TREASURY BILL^                                                   4.87         03/29/2007           49,810,806
    300,000,000    US TREASURY BILL^                                                   4.88         03/29/2007          298,862,500
    250,000,000    US TREASURY BILL^                                                   4.91         04/05/2007          248,806,597
      6,130,000    US TREASURY BILL^                                                   4.95         04/05/2007            6,100,529
     50,000,000    US TREASURY BILL^                                                   4.89         04/12/2007           49,714,750
    200,000,000    US TREASURY BILL^                                                   4.94         04/12/2007          198,847,333
    250,000,000    US TREASURY BILL^                                                   4.97         04/19/2007          248,307,969
    100,000,000    US TREASURY BILL^                                                   4.98         04/26/2007           99,222,222
     60,000,000    US TREASURY BILL^                                                   5.05         04/26/2007           59,528,667
     50,000,000    US TREASURY BILL^                                                   4.96         05/03/2007           49,566,000
    100,000,000    US TREASURY BILL^                                                   5.03         05/03/2007           99,119,750
     50,000,000    US TREASURY BILL^                                                   4.87         05/10/2007           49,526,528
    150,000,000    US TREASURY BILL^                                                   5.02         05/10/2007          148,537,292
     50,000,000    US TREASURY BILL^                                                   4.96         05/17/2007           49,470,090
    200,000,000    US TREASURY BILL^                                                   5.03         05/17/2007          197,848,278
     50,000,000    US TREASURY BILL^                                                   4.95         05/24/2007           49,423,083
     49,570,000    US TREASURY BILL^                                                   4.98         05/24/2007           48,994,575
    200,000,000    US TREASURY BILL^                                                   5.04         05/24/2007          197,650,333
     50,000,000    US TREASURY BILL^                                                   4.94         05/31/2007           49,375,639
    100,000,000    US TREASURY BILL^                                                   5.04         05/31/2007           98,725,368
     50,000,000    US TREASURY BILL^                                                   4.88         06/21/2007           49,241,667
     50,000,000    US TREASURY BILL^                                                   4.92         07/12/2007           49,091,628
     50,000,000    US TREASURY BILL^                                                   4.97         07/26/2007           48,986,312
    100,000,000    US TREASURY BILL^                                                   4.98         08/02/2007           97,869,667
    100,000,000    US TREASURY BILL^                                                   4.97         08/09/2007           97,778,424
     50,000,000    US TREASURY BILL^                                                   4.96         08/23/2007           48,795,660
     80,000,000    US TREASURY BILL^                                                   4.95         08/30/2007           77,996,987

                                                                                                                      4,050,451,653
                                                                                                                   ----------------

TOTAL US TREASURY SECURITIES (COST $4,050,451,653)                                                                    4,050,451,653
                                                                                                                   ----------------

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   100% TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                                                         VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $4,050,451,653)*                                             94.06%                                          $  4,050,451,653

OTHER ASSETS AND LIABILITIES, NET                                   5.94                                                255,941,926
                                                                  ------                                           ----------------

TOTAL NET ASSETS                                                  100.00%                                          $  4,306,393,579
                                                                  ======                                           ================

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                         STATEMENTS OF ASSETS AND LIABILITIES--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

                                                                                         CALIFORNIA
                                                                                           TAX-FREE     CASH INVESTMENT
                                                                                       MONEY MARKET        MONEY MARKET
                                                                                               FUND                FUND
------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ..............................................  $   3,570,935,582   $  13,845,624,727
   REPURCHASE AGREEMENTS .......................................................                  0       1,745,038,000
                                                                                  --------------------------------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) .............................      3,570,935,582      15,590,662,727
                                                                                  --------------------------------------
   CASH ........................................................................            200,931              50,590
   RECEIVABLE FOR FUND SHARES ISSUED ...........................................             15,000             994,415
   RECEIVABLE FOR INVESTMENTS SOLD .............................................         14,931,814                   0
   RECEIVABLES FOR DIVIDENDS AND INTEREST ......................................         18,125,797          29,775,942
                                                                                  --------------------------------------
TOTAL ASSETS ...................................................................      3,604,209,124      15,621,483,674
                                                                                  --------------------------------------
LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED ...........................................         36,905,511          68,067,993
   DIVIDENDS PAYABLE ...........................................................            986,230          25,306,374
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .......................            946,213           2,626,464
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT .....................            662,535           1,308,811
   ACCRUED EXPENSES AND OTHER LIABILITIES ......................................             60,005             236,738
                                                                                  --------------------------------------
TOTAL LIABILITIES ..............................................................         39,560,494          97,546,380
                                                                                  --------------------------------------
TOTAL NET ASSETS ...............................................................  $   3,564,648,630   $  15,523,937,294
                                                                                  ======================================
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL .............................................................  $   3,564,564,112   $  15,524,335,523
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..................................             (1,039)             (7,751)
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS .......................             85,557            (390,478)
                                                                                  --------------------------------------
TOTAL NET ASSETS ...............................................................  $   3,564,648,630   $  15,523,937,294
                                                                                  --------------------------------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A ........................................................  $   3,064,444,503                 N/A
   SHARES OUTSTANDING - CLASS A ................................................      3,064,356,406                 N/A
   NET ASSET VALUE PER SHARE - CLASS A .........................................  $            1.00                 N/A
   NET ASSETS - ADMINISTRATOR CLASS ............................................                N/A   $   1,364,223,354
   SHARES OUTSTANDING - ADMINISTRATOR CLASS ....................................                N/A       1,364,243,877
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS ..........                N/A   $            1.00
   NET ASSETS - INSTITUTIONAL CLASS ............................................                N/A   $   7,830,846,536
   SHARES OUTSTANDING - INSTITUTIONAL CLASS ....................................                N/A       7,831,034,872
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS ..........                N/A   $            1.00
   NET ASSETS - SERVICE CLASS ..................................................  $     500,204,127   $   6,328,867,404
   SHARES OUTSTANDING - SERVICE CLASS ..........................................        500,155,161       6,329,545,998
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - SERVICE CLASS ................  $            1.00   $            1.00
                                                                                  --------------------------------------
INVESTMENTS AT COST ............................................................  $   3,570,935,582   $  15,590,662,727
                                                                                  ======================================

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES--FEBRUARY 28, 2007

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                                   GOVERNMENT         HERITAGE   NATIONAL TAX-FREE
                                                                                 MONEY MARKET     MONEY MARKET        MONEY MARKET
                                                                                         FUND             FUND                FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ........................................   $  4,927,048,632   $  513,149,322   $   4,169,631,652
   REPURCHASE AGREEMENTS .................................................     12,869,483,000      128,200,000                   0
                                                                             ------------------------------------------------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) .......................     17,796,531,632      641,349,322       4,169,631,652
                                                                             ------------------------------------------------------
   CASH ..................................................................             50,603           50,308             271,987
   RECEIVABLE FOR FUND SHARES ISSUED .....................................              6,407                0                   0
   RECEIVABLE FOR INVESTMENTS SOLD .......................................                  0                0          20,019,368
   RECEIVABLES FOR DIVIDENDS AND INTEREST ................................         29,276,751        1,096,582          20,962,305
                                                                             ------------------------------------------------------
TOTAL ASSETS .............................................................     17,825,865,393      642,496,212       4,210,885,312
                                                                             ------------------------------------------------------
LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED .....................................        310,521,074                0          48,000,962
   DIVIDENDS PAYABLE .....................................................         40,169,732        1,273,070           4,098,661
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .................          3,229,133          134,703             883,184
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT ...............          1,720,100           21,650             524,583
   ACCRUED EXPENSES AND OTHER LIABILITIES ................................            205,881           18,379             107,523
                                                                             ------------------------------------------------------
TOTAL LIABILITIES ........................................................        355,845,920        1,447,802          53,614,913
                                                                             ------------------------------------------------------
TOTAL NET ASSETS .........................................................   $ 17,470,019,473   $  641,048,410   $   4,157,270,399
                                                                             ======================================================

NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL .......................................................   $ 17,469,988,454   $  641,048,260   $   4,157,295,814
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ............................             31,019                0                   0
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS .................                  0              150             (25,415)
                                                                             ------------------------------------------------------
TOTAL NET ASSETS .........................................................   $ 17,470,019,473   $  641,048,410   $   4,157,270,399
                                                                             ------------------------------------------------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
-----------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A ..................................................   $  2,866,700,473              N/A   $   1,164,800,733
   SHARES OUTSTANDING - CLASS A ..........................................      2,866,701,274              N/A       1,164,795,104
   NET ASSET VALUE PER SHARE - CLASS A ...................................   $           1.00              N/A   $            1.00
   NET ASSETS - ADMINISTRATOR CLASS ......................................   $  1,179,767,977   $  287,293,674   $     541,840,371
   SHARES OUTSTANDING - ADMINISTRATOR CLASS ..............................      1,179,769,608      287,294,164         541,805,561
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS ....   $           1.00   $         1.00   $            1.00
   NET ASSETS - INSTITUTIONAL CLASS ......................................   $  7,766,684,069   $  353,754,736   $   1,146,901,693
   SHARES OUTSTANDING - INSTITUTIONAL CLASS ..............................      7,766,685,111      353,754,096       1,146,966,472
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS ....   $           1.00   $         1.00   $            1.00
   NET ASSETS - SERVICE CLASS ............................................   $  5,656,866,954              N/A   $   1,303,727,602
   SHARES OUTSTANDING - SERVICE CLASS ....................................      5,656,871,936              N/A       1,303,547,980
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - SERVICE CLASS ..........   $           1.00              N/A   $            1.00
                                                                             ------------------------------------------------------
INVESTMENTS AT COST ......................................................   $ 17,796,531,632   $  641,349,322   $   4,169,631,652
                                                                             ======================================================

                                                                             PRIME INVESTMENT      TREASURY PLUS     100% TREASURY
                                                                                 MONEY MARKET       MONEY MARKET      MONEY MARKET
                                                                                         FUND               FUND              FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ........................................   $  5,509,040,034   $    371,761,042   $ 4,050,451,653
   REPURCHASE AGREEMENTS .................................................      2,834,014,000      5,642,812,000                 0
                                                                             ------------------------------------------------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) .......................      8,343,054,034      6,014,573,042     4,050,451,653
                                                                             ------------------------------------------------------
   CASH ..................................................................             50,782             50,749            50,762
   RECEIVABLE FOR FUND SHARES ISSUED .....................................                  0            218,229           317,293
   RECEIVABLE FOR INVESTMENTS SOLD .......................................                  0                  0       446,418,682
   RECEIVABLES FOR DIVIDENDS AND INTEREST ................................         12,359,625            977,210                 2
                                                                             ------------------------------------------------------
TOTAL ASSETS .............................................................      8,355,464,441      6,015,819,230     4,497,238,392
                                                                             ------------------------------------------------------
LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED .....................................         49,380,208                  0       176,722,357
   DIVIDENDS PAYABLE .....................................................         25,429,495         15,970,861        12,412,791
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .................          1,497,042          1,393,401           758,071
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT ...............            436,135            831,618           785,864
   ACCRUED EXPENSES AND OTHER LIABILITIES ................................             99,430             56,445           165,730
                                                                             ------------------------------------------------------
TOTAL LIABILITIES ........................................................         76,842,310         18,252,325       190,844,813
                                                                             ------------------------------------------------------
TOTAL NET ASSETS .........................................................   $  8,278,622,131   $  5,997,566,905   $ 4,306,393,579
                                                                             ======================================================

NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL .......................................................   $  8,278,645,092   $  5,997,684,280   $ 4,306,213,107
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ............................                  2                644           191,897
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS .................            (22,963)          (118,019)          (11,425)
                                                                             ------------------------------------------------------
TOTAL NET ASSETS .........................................................   $  8,278,622,131   $  5,997,566,905   $ 4,306,393,579
                                                                             ------------------------------------------------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
-----------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A ..................................................                N/A   $  2,891,707,727   $   256,429,808
   SHARES OUTSTANDING - CLASS A ..........................................                N/A      2,891,814,345       256,386,411
   NET ASSET VALUE PER SHARE - CLASS A ...................................                N/A   $           1.00   $          1.00
   NET ASSETS - ADMINISTRATOR CLASS ......................................                N/A                N/A               N/A
   SHARES OUTSTANDING - ADMINISTRATOR CLASS ..............................                N/A                N/A               N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS ....                N/A                N/A               N/A
   NET ASSETS - INSTITUTIONAL CLASS ......................................   $  7,088,329,428   $  1,822,046,405               N/A
   SHARES OUTSTANDING - INSTITUTIONAL CLASS ..............................      7,088,360,921      1,822,237,712               N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS ....   $           1.00   $           1.00               N/A
   NET ASSETS - SERVICE CLASS ............................................   $  1,190,292,703   $  1,283,812,773   $ 4,049,963,771
   SHARES OUTSTANDING - SERVICE CLASS ....................................      1,190,291,635      1,283,848,318     4,049,831,603
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - SERVICE CLASS ..........   $           1.00   $           1.00   $          1.00
                                                                             ------------------------------------------------------
INVESTMENTS AT COST ......................................................   $  8,343,054,034   $  6,014,573,042   $ 4,050,451,653
                                                                             ======================================================

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                                                      STATEMENTS OF OPERATIONS--
                                            FOR THE YEAR ENDED FEBRUARY 28, 2007
--------------------------------------------------------------------------------

                                                                                   CALIFORNIA
                                                                                     TAX-FREE   CASH INVESTMENT
                                                                                 MONEY MARKET      MONEY MARKET
                                                                                         FUND              FUND
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INTEREST .................................................................   $ 104,809,670   $   754,194,782
                                                                                --------------------------------
TOTAL INVESTMENT INCOME .....................................................     104,809,670       754,194,782
                                                                                --------------------------------
EXPENSES

   ADVISORY FEES ............................................................       8,573,333        14,472,583
   ADMINISTRATION FEES
      FUND LEVEL ............................................................       1,513,333         5,841,775
      CLASS A ...............................................................       5,756,550               N/A
      ADMINISTRATOR CLASS ...................................................             N/A         1,133,776
      INSTITUTIONAL CLASS ...................................................             N/A         5,885,913
      SERVICE CLASS .........................................................         492,063         7,177,699
   CUSTODY FEES .............................................................         605,333         2,894,517
   SHAREHOLDER SERVICING FEES ...............................................       7,566,666        16,087,314
   ACCOUNTING FEES ..........................................................         162,252           887,210
   PROFESSIONAL FEES ........................................................          43,459           150,519
   REGISTRATION FEES ........................................................          13,412           128,735
   SHAREHOLDER REPORTS. .....................................................          87,010           233,966
   TRUSTEES' FEES ...........................................................           8,599             8,599
   OTHER FEES AND EXPENSES ..................................................          42,695           271,962
                                                                                --------------------------------
TOTAL EXPENSES ..............................................................      24,864,705        55,174,568
                                                                                --------------------------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .............................      (6,010,162)       (6,566,459)
   NET EXPENSES .............................................................      18,854,543        48,608,109
                                                                                --------------------------------
NET INVESTMENT INCOME (LOSS) ................................................      85,955,127       705,586,673
                                                                                --------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ..........         278,371            29,853
                                                                                --------------------------------
NET REALIZED GAIN (LOSS FROM INVESTMENTS) ...................................         278,371            29,853
                                                                                --------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ......................         278,371            29,853
                                                                                --------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............   $  86,233,498   $   705,616,526
                                                                                ================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS--FOR THE YEAR ENDED FEBRUARY 28, 2007

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                              GOVERNMENT       HERITAGE   NATIONAL TAX-FREE
                                                                            MONEY MARKET   MONEY MARKET        MONEY MARKET
                                                                                    FUND           FUND                FUND
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INTEREST ...........................................................   $  771,320,893   $ 31,750,087   $     135,023,530
                                                                          --------------------------------------------------
TOTAL INVESTMENT INCOME ...............................................      771,320,893     31,750,087         135,023,530
                                                                          --------------------------------------------------
EXPENSES

   ADVISORY FEES ......................................................       14,880,908        614,259           3,814,030
   ADMINISTRATION FEES
      FUND LEVEL ......................................................        5,964,272        307,129           1,907,015
      CLASS A .........................................................        4,331,041            N/A           2,319,851
      ADMINISTRATOR CLASS .............................................        1,141,753        291,064             534,762
      INSTITUTIONAL CLASS .............................................        5,092,425        258,556             840,406
      SERVICE CLASS ...................................................        6,485,961            N/A           1,409,139
   CUSTODY FEES .......................................................        2,976,182        122,852             762,806
   SHAREHOLDER SERVICING FEES .........................................       19,575,810        291,064           6,106,662
   ACCOUNTING FEES ....................................................          765,402         63,016             205,258
   PROFESSIONAL FEES ..................................................          197,105         24,701              42,652
   REGISTRATION FEES ..................................................          174,359         26,135             140,207
   SHAREHOLDER REPORTS ................................................          722,798         25,124             109,132
   TRUSTEES' FEES .....................................................            8,599          8,599               8,599
   OTHER FEES AND EXPENSES ............................................          261,979         22,304              55,676
                                                                          --------------------------------------------------
TOTAL EXPENSES ........................................................       62,578,594      2,054,803          18,256,195
                                                                          --------------------------------------------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .......................       (6,203,447)      (367,008)         (2,416,936)
   NET EXPENSES .......................................................       56,375,147      1,687,795          15,839,259
                                                                          --------------------------------------------------
NET INVESTMENT INCOME (LOSS) ..........................................      714,945,746     30,062,292         119,184,271
                                                                          --------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ....                0          1,722              23,410
                                                                          --------------------------------------------------
NET REALIZED GAIN (LOSS FROM INVESTMENTS) .............................                0          1,722              23,410
                                                                          --------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS. ...............                0          1,722              23,410
                                                                          --------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......   $  714,945,746   $ 30,064,014   $     119,207,681
                                                                          ==================================================

                                                                        PRIME INVESTMENT   TREASURY PLUS   100% TREASURY
                                                                            MONEY MARKET    MONEY MARKET    MONEY MARKET
                                                                                    FUND            FUND            FUND
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INTEREST .........................................................   $    378,181,556   $ 286,307,140   $ 193,959,787
                                                                        --------------------------------------------------
TOTAL INVESTMENT INCOME .............................................        378,181,556     286,307,140     193,959,787
                                                                        --------------------------------------------------

EXPENSES

   ADVISORY FEES ....................................................          7,220,918       5,596,630      11,231,859
   ADMINISTRATION FEES
      FUND LEVEL ....................................................          3,360,090       2,736,907       1,996,702
      CLASS A .......................................................                N/A       6,308,373         511,520
      ADMINISTRATOR CLASS ...........................................                N/A             N/A             N/A
      INSTITUTIONAL CLASS ...........................................          3,960,407       1,218,720             N/A
      SERVICE CLASS .................................................          2,724,490       1,446,945       4,513,072
   CUSTODY FEES .....................................................          1,444,184       1,119,326         798,681
   SHAREHOLDER SERVICING FEES .......................................          5,676,021      10,183,075       9,983,508
   ACCOUNTING FEES ..................................................            415,381         310,040         260,688
   PROFESSIONAL FEES ................................................             89,422          72,244          59,783
   REGISTRATION FEES ................................................             39,288          57,752          41,399
   SHAREHOLDER REPORTS ..............................................             87,288         172,767         286,985
   TRUSTEES' FEES ...................................................              8,599           8,599           8,599
   OTHER FEES AND EXPENSES ..........................................            134,977         114,423         117,016
                                                                        --------------------------------------------------
TOTAL EXPENSES ......................................................         25,161,065      29,345,801      29,809,812
                                                                        --------------------------------------------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .....................         (2,868,771)     (1,656,782)     (9,494,032)
   NET EXPENSES .....................................................         22,292,294      27,689,019      20,315,780
                                                                        --------------------------------------------------
NET INVESTMENT INCOME (LOSS) ........................................        355,889,262     258,618,121     173,644,007
                                                                        --------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ..              5,326          17,306         249,638
                                                                        --------------------------------------------------
NET REALIZED GAIN (LOSS FROM INVESTMENTS) ...........................              5,326          17,306         249,638
                                                                        --------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ..............              5,326          17,306         249,638
                                                                        --------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....   $    355,894,588   $ 258,635,427   $ 173,893,645
                                                                        ==================================================

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS     STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                              CALIFORNIA TAX-FREE
                                                                                               MONEY MARKET FUND
                                                                             -------------------------------------------------------
                                                                                       FOR THE            FOR THE           FOR THE
                                                                                    YEAR ENDED       PERIOD ENDED        YEAR ENDED
                                                                             FEBRUARY 28, 2007  FEBRUARY 28, 2006    MARCH 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..................................................  $    2,968,478,627   $  2,779,262,878   $ 2,630,173,391
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..........................................          85,955,127         50,734,384        20,705,802
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............................             278,371             33,017            43,043
                                                                            --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........          86,233,498         50,767,401        20,748,845
                                                                            --------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ............................................................         (73,672,973)       (42,610,256)      (17,377,220)
      ADMINISTRATOR CLASS ................................................                 N/A                N/A               N/A
      INSTITUTIONAL CLASS ................................................                 N/A                N/A               N/A
      SERVICE CLASS ......................................................         (12,294,228)        (8,124,129)       (3,328,633)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ............................................................             (99,645)                 0          (193,610)
      ADMINISTRATOR CLASS ................................................                 N/A                N/A               N/A
      INSTITUTIONAL CLASS ................................................                 N/A                N/A               N/A
      SERVICE CLASS ......................................................             (16,497)                 0           (37,086)
                                                                            --------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......................................         (86,083,343)       (50,734,385)      (20,936,549)
                                                                            --------------------------------------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ...................................       4,534,176,857      3,446,505,417     3,507,961,907
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ...............................          67,736,818         39,058,022        15,629,406
   COST OF SHARES REDEEMED - CLASS A .....................................      (4,089,997,095)    (3,356,332,374)   (3,363,212,712)
                                                                            --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A ................................................         511,916,580        129,231,065       160,378,601
                                                                            --------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS .......................                 N/A                N/A               N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ...................                 N/A                N/A               N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS .........................                 N/A                N/A               N/A
                                                                            --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADMINISTRATOR CLASS ....................................                 N/A                N/A               N/A
                                                                            --------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .......................                 N/A                N/A               N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ...................                 N/A                N/A               N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .........................                 N/A                N/A               N/A
                                                                            --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS ....................................                 N/A                N/A               N/A
                                                                            --------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS .............................       1,258,855,534      1,055,035,051       899,858,046
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS .........................           8,607,569          5,609,147         2,327,260
   COST OF SHARES REDEEMED - SERVICE CLASS ...............................      (1,183,359,835)    (1,000,692,530)     (913,286,716)
                                                                            --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - SERVICE CLASS ..........................................          84,103,268         59,951,668       (11,101,410)
                                                                            --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ..........................................................         596,019,848        189,182,733       149,277,191
                                                                            --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ....................................         596,170,003        189,215,749       149,089,487
                                                                            --------------------------------------------------------
ENDING NET ASSETS ........................................................  $    3,564,648,630   $  2,968,478,627   $ 2,779,262,878
                                                                            ========================================================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A .................................................       4,534,176,857      3,446,505,417     3,507,961,907
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............          67,736,818         39,058,022        15,629,406
   SHARES REDEEMED - CLASS A .............................................      (4,089,997,095)    (3,356,332,374)   (3,363,212,712)
                                                                            --------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ..................         511,916,580        129,231,065       160,378,601
                                                                            --------------------------------------------------------
   SHARES SOLD - ADMINISTRATOR CLASS .....................................                 N/A                N/A               N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ..                 N/A                N/A               N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS .................................                 N/A                N/A               N/A
                                                                            --------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ......                 N/A                N/A               N/A
                                                                            --------------------------------------------------------
   SHARES SOLD - INSTITUTIONAL CLASS .....................................                 N/A                N/A               N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..                 N/A                N/A               N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS .................................                 N/A                N/A               N/A
                                                                            --------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ......                 N/A                N/A               N/A
                                                                            --------------------------------------------------------
   SHARES SOLD - SERVICE CLASS ...........................................       1,258,855,534      1,055,035,049       899,858,046
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ........           8,607,570          5,609,147         2,327,260
   SHARES REDEEMED - SERVICE CLASS .......................................      (1,183,359,835)    (1,000,692,530)     (913,286,716)
                                                                            --------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS ............          84,103,269         59,951,666       (11,101,410)
                                                                            --------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ....................................................         596,019,849        189,182,731       149,277,191
                                                                            --------------------------------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............  $           (1,039)  $         11,035   $        (1,037)
                                                                            ========================================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS     WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                                                CASH INVESTMENT
                                                                                               MONEY MARKET FUND
                                                                            --------------------------------------------------------
                                                                                      FOR THE            FOR THE            FOR THE
                                                                                   YEAR ENDED       PERIOD ENDED         YEAR ENDED
                                                                            FEBRUARY 28, 2007  FEBRUARY 28, 2006     MARCH 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..................................................  $  13,441,645,443   $ 13,497,300,928   $ 14,593,000,107
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..........................................        705,586,673        396,754,553        192,660,989
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............................             29,853             99,796           (451,405)
                                                                            --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........        705,616,526        396,854,349        192,209,584
                                                                            --------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ............................................................                N/A                N/A                N/A
      ADMINISTRATOR CLASS ................................................        (55,224,311)       (25,424,209)        (8,209,453)
      INSTITUTIONAL CLASS ................................................       (368,817,797)      (192,121,438)       (89,816,669)
      SERVICE CLASS ......................................................       (281,608,665)      (179,208,905)       (94,634,866)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ............................................................                N/A                N/A                N/A
      ADMINISTRATOR CLASS ................................................                  0                  0             (3,193)
      INSTITUTIONAL CLASS ................................................                  0                  0            (34,933)
      SERVICE CLASS ......................................................                  0                  0            (36,808)
                                                                            --------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......................................       (705,650,773)      (396,754,552)      (192,735,922)
                                                                            --------------------------------------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ...................................                N/A                N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ...............................                N/A                N/A                N/A
   COST OF SHARES REDEEMED - CLASS A .....................................                N/A                N/A                N/A
                                                                            --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A ................................................                N/A                N/A                N/A
                                                                            --------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS .......................      4,956,432,912      4,302,173,491      3,944,391,222
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ...................         46,526,326         21,007,176          7,392,358
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS .........................     (4,789,349,696)    (3,791,854,905)    (3,613,607,458)
                                                                            --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADMINISTRATOR CLASS ....................................        213,609,542        531,325,762        338,176,122
                                                                            --------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .......................     52,128,219,750     33,548,761,266     97,750,620,446
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ...................        221,700,600        109,655,374         45,054,692
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .........................    (51,016,324,136)   (33,159,579,749)   (97,636,401,094)
                                                                            --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS ....................................      1,333,596,214        498,836,891        159,274,044
                                                                            --------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS .............................     29,539,310,018     28,174,402,964     28,677,324,345
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS .........................        134,606,385         95,015,710         54,692,371
   COST OF SHARES REDEEMED - SERVICE CLASS ...............................    (29,138,796,061)   (29,355,336,609)   (30,324,639,723)
                                                                            --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - SERVICE CLASS ..........................................        535,120,342     (1,085,917,935)    (1,592,623,007)
                                                                            --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ..........................................................      2,082,326,098        (55,755,282)    (1,095,172,841)
                                                                            --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ....................................      2,082,291,851        (55,655,485)    (1,095,699,179)
                                                                            --------------------------------------------------------
ENDING NET ASSETS ........................................................  $  15,523,937,294   $ 13,441,645,443   $ 13,497,300,928
                                                                            ========================================================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A .................................................                N/A                N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............                N/A                N/A                N/A
   SHARES REDEEMED - CLASS A .............................................                N/A                N/A                N/A
                                                                            --------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ..................                N/A                N/A                N/A
                                                                            --------------------------------------------------------
   SHARES SOLD - ADMINISTRATOR CLASS .....................................      4,956,432,913      4,302,173,491      3,944,391,222
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ..         46,526,326         21,007,176          7,392,358
   SHARES REDEEMED - ADMINISTRATOR CLASS .................................     (4,789,349,696)    (3,791,854,905)    (3,613,607,458)
                                                                            --------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ......        213,609,543        531,325,762        338,176,122
                                                                            --------------------------------------------------------
   SHARES SOLD - INSTITUTIONAL CLASS .....................................     52,128,219,703     33,548,761,265     97,750,620,446
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..        221,700,600        109,655,374         45,054,693
   SHARES REDEEMED - INSTITUTIONAL CLASS .................................    (51,016,324,136)   (33,159,579,749)   (97,636,401,094)
                                                                            --------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ......      1,333,596,167        498,836,890        159,274,045
                                                                            --------------------------------------------------------
   SHARES SOLD - SERVICE CLASS ...........................................     29,539,310,018     28,174,402,966     28,677,324,345
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ........        134,606,385         95,015,710         54,692,371
   SHARES REDEEMED - SERVICE CLASS .......................................    (29,138,796,061)   (29,355,336,609)   (30,324,639,723)
                                                                            --------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS ............        535,120,342     (1,085,917,933)    (1,592,623,007)
                                                                            --------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ....................................................      2,082,326,052        (55,755,281)    (1,095,172,840)
                                                                            --------------------------------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............  $          (7,751)  $         56,349   $         (7,752)
                                                                            ========================================================

                                                                                                    GOVERNMENT
                                                                                                MONEY MARKET FUND
                                                                            --------------------------------------------------------
                                                                                      FOR THE            FOR THE            FOR THE
                                                                                   YEAR ENDED       PERIOD ENDED         YEAR ENDED
                                                                            FEBRUARY 28, 2007  FEBRUARY 28, 2006     MARCH 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..................................................  $  11,959,678,588   $ 10,359,039,186   $  6,765,162,199
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..........................................        714,945,746        335,710,051        133,906,897
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............................                  0             24,124             12,629
                                                                            --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........        714,945,746        335,734,175        133,919,526
                                                                            --------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ............................................................        (89,894,504)       (24,477,525)        (5,344,390)
      ADMINISTRATOR CLASS ................................................        (55,078,969)       (24,236,661)        (7,359,497)
      INSTITUTIONAL CLASS ................................................       (318,193,725)      (135,639,181)       (53,296,190)
      SERVICE CLASS ......................................................       (251,802,670)      (151,356,685)       (67,906,820)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ............................................................                  0                  0               (753)
      ADMINISTRATOR CLASS ................................................                  0                  0             (1,037)
      INSTITUTIONAL CLASS ................................................                  0                  0             (7,510)
      SERVICE CLASS ......................................................                  0                  0             (9,568)
                                                                            --------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......................................       (714,969,868)      (335,710,052)      (133,925,765)
                                                                            --------------------------------------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ...................................      2,649,631,520      1,423,421,663        665,433,163
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ...............................         89,633,507         24,283,852          5,244,228
   COST OF SHARES REDEEMED - CLASS A .....................................     (1,096,771,868)      (790,328,776)      (469,014,824)
                                                                            --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A ................................................      1,642,493,159        657,376,739        201,662,567
                                                                            --------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS .......................      8,691,109,812      6,255,886,099      6,726,797,286
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ...................         39,414,503         19,662,362          3,947,147
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS .........................     (8,426,988,500)    (5,996,055,439)    (6,294,511,632)
                                                                            --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADMINISTRATOR CLASS ....................................        303,535,815        279,493,022        436,232,801
                                                                            --------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .......................     44,078,787,295     34,712,207,816     35,402,384,904
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ...................        101,125,444         48,029,552         14,119,050
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .........................    (40,921,972,860)   (34,216,354,098)   (32,923,357,239)
                                                                            --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS ....................................      3,257,939,879        543,883,270      2,493,146,715
                                                                            --------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS .............................     41,428,044,607     38,013,954,253     37,225,402,698
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS .........................         28,448,345         16,985,185          9,082,897
   COST OF SHARES REDEEMED - SERVICE CLASS ...............................    (41,150,096,798)   (37,911,077,190)   (36,771,644,452)
                                                                            --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - SERVICE CLASS ..........................................        306,396,154        119,862,248        462,841,143
                                                                            --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ..........................................................      5,510,365,007      1,600,615,279      3,593,883,226
                                                                            --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ....................................      5,510,340,885      1,600,639,402      3,593,876,987
                                                                            --------------------------------------------------------
ENDING NET ASSETS ........................................................  $  17,470,019,473   $ 11,959,678,588   $ 10,359,039,186
                                                                            ========================================================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A .................................................      2,649,631,519      1,423,421,663        665,433,163
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............         89,633,507         24,283,852          5,244,228
   SHARES REDEEMED - CLASS A .............................................     (1,096,771,868)      (790,328,776)      (469,014,824)
                                                                            --------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ..................      1,642,493,158        657,376,739        201,662,567
                                                                            --------------------------------------------------------
   SHARES SOLD - ADMINISTRATOR CLASS .....................................      8,691,109,813      6,255,886,099      6,726,797,286
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ..         39,414,503         19,662,362          3,947,147
   SHARES REDEEMED - ADMINISTRATOR CLASS .................................     (8,426,988,500)    (5,996,055,439)    (6,294,511,632)
                                                                            --------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ......        303,535,816        279,493,022        436,232,801
                                                                            --------------------------------------------------------
   SHARES SOLD - INSTITUTIONAL CLASS .....................................     44,078,787,295     34,712,207,816     35,402,384,904
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..        101,125,444         48,029,552         14,119,050
   SHARES REDEEMED - INSTITUTIONAL CLASS .................................    (40,921,972,859)   (34,216,354,098)   (32,923,357,239)
                                                                            --------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ......      3,257,939,880        543,883,270      2,493,146,715
                                                                            --------------------------------------------------------
   SHARES SOLD - SERVICE CLASS ...........................................     41,428,044,608     38,013,954,252     37,225,402,698
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ........         28,448,345         16,985,185          9,082,897
   SHARES REDEEMED - SERVICE CLASS .......................................    (41,150,096,798)   (37,911,077,190)   (36,771,644,452)
                                                                            --------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS ............        306,396,155        119,862,247        462,841,143
                                                                            --------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ....................................................      5,510,365,009      1,600,615,278      3,593,883,226
                                                                            --------------------------------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............  $          31,019   $         55,141   $         31,018
                                                                            ========================================================

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS     STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                    HERITAGE
                                                                                                MONEY MARKET FUND
                                                                           ---------------------------------------------------------
                                                                                     FOR THE             FOR THE            FOR THE
                                                                                  YEAR ENDED        PERIOD ENDED         YEAR ENDED
                                                                           FEBRUARY 28, 2007   FEBRUARY 28, 2006   OCTOBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .................................................  $     708,055,592       $ 640,417,504      $ 615,188,134
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................................         30,062,292           8,220,267         14,094,024
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............................              1,722               1,087               (115)
                                                                           ---------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........         30,064,014           8,221,354         14,093,909
                                                                           ---------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ...........................................................                N/A                 N/A                N/A
      ADMINISTRATOR CLASS (NOTE 1) ......................................        (13,972,671)         (3,791,129)        (8,849,333)
      ADVISOR CLASS (NOTE 1) ............................................                N/A                 N/A                  0
      INSTITUTIONAL CLASS ...............................................        (16,089,861)         (4,429,139)        (5,244,691)
      SERVICE CLASS .....................................................                N/A                 N/A                N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ...........................................................                N/A                 N/A                N/A
      ADMINISTRATOR CLASS ...............................................             (1,267)                  0                  0
      INSTITUTIONAL CLASS ...............................................             (1,036)                  0                  0
      SERVICE CLASS .....................................................                N/A                 N/A                N/A
                                                                           ---------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .....................................        (30,064,835)         (8,220,268)       (14,094,024)
                                                                           ---------------------------------------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ..................................                N/A                 N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............................                N/A                 N/A                N/A
   COST OF SHARES REDEEMED - CLASS A ....................................                N/A                 N/A                N/A
                                                                           ---------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A ...............................................                N/A                 N/A                N/A
                                                                           ---------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) .............        474,607,082         116,832,002        255,564,033
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) .........         12,657,103           3,525,465          8,774,882
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ...............       (488,940,914)       (133,080,784)      (415,414,892)
                                                                           ---------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADMINISTRATOR CLASS ...................................         (1,676,729)        (12,723,317)      (151,075,977)
                                                                           ---------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - ADVISOR CLASS (NOTE 1) ...................                N/A                 N/A                  0
   REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS (NOTE 1) ...............                N/A                 N/A                594
   COST OF SHARES REDEEMED - ADVISOR CLASS (NOTE 1) .....................                N/A                 N/A           (138,216)
                                                                           ---------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADVISOR CLASS .........................................                N/A                 N/A           (137,622)
                                                                           ---------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ......................      3,357,193,685         490,121,180        560,678,077
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..................          4,516,517           1,048,782          2,301,141
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ........................     (3,427,039,834)       (410,809,643)      (386,536,134)
                                                                           ---------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS ...................................        (65,329,632)         80,360,319        176,443,084
                                                                           ---------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS ............................                N/A                 N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ........................                N/A                 N/A                N/A
   COST OF SHARES REDEEMED - SERVICE CLASS ..............................                N/A                 N/A                N/A
                                                                           ---------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - SERVICE CLASS .........................................                N/A                 N/A                N/A
                                                                           ---------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS .........................................................        (67,006,361)         67,637,002         25,229,485
                                                                           ---------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ...................................        (67,007,182)         67,638,088         25,229,370
                                                                           ---------------------------------------------------------
ENDING NET ASSETS .......................................................  $     641,048,410       $ 708,055,592      $ 640,417,504
                                                                           =========================================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS     WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                                                 NATIONAL TAX-FREE
                                                                                                 MONEY MARKET FUND
                                                                            --------------------------------------------------------
                                                                                      FOR THE             FOR THE           FOR THE
                                                                                   YEAR ENDED        PERIOD ENDED        YEAR ENDED
                                                                            FEBRUARY 28, 2007   FEBRUARY 28, 2006    MARCH 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .................................................   $   3,424,000,163     $ 2,940,166,170   $ 2,186,314,686
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................................         119,184,271          77,635,860        25,812,613
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............................              23,410             324,627           (42,034)
                                                                            --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........         119,207,681          77,960,487        25,770,579
                                                                            --------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ...........................................................         (30,479,474)        (15,456,427)       (5,491,503)
      ADMINISTRATOR CLASS (NOTE 1) ......................................         (17,279,735)        (13,564,380)              N/A
      ADVISOR CLASS (NOTE 1) ............................................                 N/A                 N/A               N/A
      INSTITUTIONAL CLASS ...............................................         (35,195,447)        (23,214,258)       (8,196,846)
      SERVICE CLASS .....................................................         (36,238,442)        (25,400,794)      (12,124,264)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ...........................................................                   0             (60,602)          (78,320)
      ADMINISTRATOR CLASS ...............................................                 N/A             (60,720)                0
      INSTITUTIONAL CLASS ...............................................                   0             (18,417)         (116,904)
      SERVICE CLASS .....................................................                   0            (132,684)         (172,918)
                                                                            --------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .....................................        (119,193,098)        (77,908,282)      (26,180,755)
                                                                            --------------------------------------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ..................................       1,933,862,916       1,660,036,058     1,518,234,814
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............................          29,967,027          15,390,552         5,512,460
   COST OF SHARES REDEEMED - CLASS A ....................................      (1,800,118,491)     (1,386,738,970)   (1,432,897,857)
                                                                            --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A ...............................................         163,711,452         288,687,640        90,849,417
                                                                            --------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) .............         372,013,790       2,375,719,934               N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) .........          16,816,663          12,980,588               N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ...............        (408,780,664)     (1,826,922,276)              N/A
                                                                            --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADMINISTRATOR CLASS ...................................         (19,950,211)        561,778,246               N/A
                                                                            --------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - ADVISOR CLASS (NOTE 1) ...................                 N/A                 N/A               N/A
   REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS (NOTE 1) ...............                 N/A                 N/A               N/A
   COST OF SHARES REDEEMED - ADVISOR CLASS (NOTE 1) .....................                 N/A                 N/A               N/A
                                                                            --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADVISOR CLASS .........................................                 N/A                 N/A               N/A
                                                                            --------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ......................      10,106,491,273       8,362,985,778     6,349,839,660
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..................          17,194,645          11,441,904         4,396,109
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ........................      (9,677,319,139)     (8,706,165,133)   (5,624,007,925)
                                                                            --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS ...................................         446,366,779        (331,737,451)      730,227,844
                                                                            --------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS ............................       2,725,854,897       2,735,514,476     2,722,964,422
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ........................           9,375,237           9,010,437         4,566,856
   COST OF SHARES REDEEMED - SERVICE CLASS ..............................      (2,592,102,501)     (2,779,471,560)   (2,794,346,879)
                                                                            --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - SERVICE CLASS .........................................         143,127,633         (34,946,647)      (66,815,601)
                                                                            --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS .........................................................         733,255,653         483,781,788       754,261,660
                                                                            --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ...................................         733,270,236         483,833,993       753,851,484
                                                                            --------------------------------------------------------
ENDING NET ASSETS .......................................................   $   4,157,270,399     $ 3,424,000,163   $ 2,940,166,170
                                                                            ========================================================

                                                                                                PRIME INVESTMENT
                                                                                                MONEY MARKET FUND
                                                                           ---------------------------------------------------------
                                                                                     FOR THE             FOR THE            FOR THE
                                                                                  YEAR ENDED        PERIOD ENDED         YEAR ENDED
                                                                           FEBRUARY 28, 2007   FEBRUARY 28, 2006     MARCH 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .................................................  $   4,221,660,864   $   4,087,156,755   $  2,552,031,912
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................................        355,889,262         189,605,025         46,483,924
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............................              5,326               8,497            (24,823)
                                                                           ---------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........        355,894,588         189,613,522         46,459,101
                                                                           ---------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ...........................................................                N/A                 N/A                N/A
      ADMINISTRATOR CLASS (NOTE 1) ......................................                N/A                 N/A                N/A
      ADVISOR CLASS (NOTE 1) ............................................                N/A                 N/A                N/A
      INSTITUTIONAL CLASS ...............................................       (250,451,303)       (122,539,302)       (22,300,314)
      SERVICE CLASS .....................................................       (105,445,652)        (67,065,723)       (24,183,613)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ...........................................................                N/A                 N/A                N/A
      ADMINISTRATOR CLASS ...............................................                N/A                 N/A                N/A
      INSTITUTIONAL CLASS ...............................................                  0                   0               (316)
      SERVICE CLASS .....................................................                  0                   0               (342)
                                                                           ---------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .....................................       (355,896,955)       (189,605,025)       (46,484,585)
                                                                           ---------------------------------------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ..................................                N/A                 N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............................                N/A                 N/A                N/A
   COST OF SHARES REDEEMED - CLASS A ....................................                N/A                 N/A                N/A
                                                                           ---------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A ...............................................                N/A                 N/A                N/A
                                                                           ---------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) .............                N/A                 N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) .........                N/A                 N/A                N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ...............                N/A                 N/A                N/A
                                                                           ---------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADMINISTRATOR CLASS ...................................                N/A                 N/A                N/A
                                                                           ---------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - ADVISOR CLASS (NOTE 1) ...................                N/A                 N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS (NOTE 1) ...............                N/A                 N/A                N/A
   COST OF SHARES REDEEMED - ADVISOR CLASS (NOTE 1) .....................                N/A                 N/A                N/A
                                                                           ---------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADVISOR CLASS .........................................                N/A                 N/A                N/A
                                                                           ---------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ......................     61,460,294,715      22,997,172,084     14,890,595,321
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..................         93,950,256          32,951,081          6,205,711
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ........................    (57,355,445,111)    (23,411,649,074)   (12,711,599,322)
                                                                           ---------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS ...................................      4,198,799,860        (381,525,909)     2,185,201,710
                                                                           ---------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS ............................    218,245,323,873     159,728,224,570     89,829,820,847
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ........................          1,813,893           1,153,464            955,492
   COST OF SHARES REDEEMED - SERVICE CLASS ..............................   (218,388,973,992)   (159,213,356,513)   (90,480,827,722)
                                                                           ---------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - SERVICE CLASS .........................................       (141,836,226)        516,021,521       (650,051,383)
                                                                           ---------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS .........................................................      4,056,963,634         134,495,612      1,535,150,327
                                                                           ---------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ...................................      4,056,961,267         134,504,109      1,535,124,843
                                                                           ---------------------------------------------------------
ENDING NET ASSETS .......................................................  $   8,278,622,131   $   4,221,660,864   $  4,087,156,755
                                                                           =========================================================

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS     STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                   HERITAGE
                                                                                              MONEY MARKET FUND
                                                                          ---------------------------------------------------------
                                                                                    FOR THE             FOR THE            FOR THE
                                                                                 YEAR ENDED        PERIOD ENDED         YEAR ENDED
                                                                          FEBRUARY 28, 2007   FEBRUARY 28, 2006   OCTOBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ..............................................                 N/A                 N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ...........                 N/A                 N/A                N/A
   SHARES REDEEMED - CLASS A ..........................................                 N/A                 N/A                N/A
                                                                          ---------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ...............                 N/A                 N/A                N/A
                                                                          ---------------------------------------------------------
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) .........................         474,607,082         116,832,055        255,564,033
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR
     CLASS (NOTE 1) ...................................................          12,657,103           3,525,465          8,774,882
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) .....................        (488,940,914)       (133,080,784)      (415,414,892)
                                                                          ---------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ...         ( 1,676,729)        (12,723,264)      (151,075,977)
                                                                          ---------------------------------------------------------
   SHARES SOLD - ADVISOR CLASS (NOTE 1) ...............................                 N/A                 N/A                  0
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS
     (NOTE 1) .........................................................                 N/A                 N/A                594
   SHARES REDEEMED - ADVISOR CLASS (NOTE 1) ...........................                 N/A                 N/A           (138,216)
                                                                          ---------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADVISOR CLASS .........                 N/A                 N/A           (137,622)
                                                                          ---------------------------------------------------------
   SHARES SOLD - INSTITUTIONAL CLASS ..................................       3,357,193,685         490,121,241        560,678,077
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL
     CLASS ............................................................           4,516,518           1,048,782          2,301,141
   SHARES REDEEMED - INSTITUTIONAL CLASS ..............................      (3,427,039,834)       (410,809,643)      (386,536,134)
                                                                          ---------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ...         (65,329,631)         80,360,380        176,443,084
                                                                          ---------------------------------------------------------
   SHARES SOLD - SERVICE CLASS ........................................                 N/A                 N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS .....                 N/A                 N/A                N/A
   SHARES REDEEMED - SERVICE CLASS ....................................                 N/A                 N/A                N/A
                                                                          ---------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS .........                 N/A                 N/A                N/A
                                                                          ---------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS .................................................         (67,006,360)         67,637,116         25,229,485
                                                                          ---------------------------------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..........   $               0   $             240   $              0
                                                                          =========================================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS     WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                                             NATIONAL TAX-FREE
                                                                                             MONEY MARKET FUND
                                                                          --------------------------------------------------------
                                                                                    FOR THE             FOR THE           FOR THE
                                                                                 YEAR ENDED        PERIOD ENDED        YEAR ENDED
                                                                          FEBRUARY 28, 2007   FEBRUARY 28, 2006    MARCH 31, 2005
----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ..............................................       1,933,862,916       1,660,036,058     1,518,234,814
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ...........          29,967,026          15,390,552         5,512,459
   SHARES REDEEMED - CLASS A ..........................................      (1,800,118,491)     (1,386,738,970)   (1,432,897,857)
                                                                          --------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ...............         163,711,451         288,687,640        90,849,416
                                                                          --------------------------------------------------------
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) .........................         372,013,790       2,375,697,461               N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR
     CLASS (NOTE 1) ...................................................          16,816,663          12,980,587               N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) .....................        (408,780,664)     (1,826,922,276)              N/A
                                                                          --------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ...         (19,950,211)        561,755,772               N/A
                                                                          --------------------------------------------------------
   SHARES SOLD - ADVISOR CLASS (NOTE 1) ...............................                 N/A                 N/A               N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS
     (NOTE 1) .........................................................                 N/A                 N/A               N/A
   SHARES REDEEMED - ADVISOR CLASS (NOTE 1) ...........................                 N/A                 N/A               N/A
                                                                          --------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADVISOR CLASS .........                 N/A                 N/A               N/A
                                                                          --------------------------------------------------------
   SHARES SOLD - INSTITUTIONAL CLASS ..................................   $  10,106,491,272       8,362,985,778     6,349,839,660
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL
     CLASS ............................................................          17,194,645          11,441,904         4,396,109
   SHARES REDEEMED - INSTITUTIONAL CLASS ..............................      (9,677,319,139)     (8,706,165,133)   (5,624,007,925)
                                                                          --------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ...         446,366,778        (331,737,451)      730,227,844
                                                                          --------------------------------------------------------
   SHARES SOLD - SERVICE CLASS ........................................       2,725,854,898       2,735,514,477     2,722,964,590
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS .....           9,375,237           9,010,437         4,566,856
   SHARES REDEEMED - SERVICE CLASS ....................................      (2,592,102,501)     (2,779,471,560)   (2,794,346,879)
                                                                          --------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS .........         143,127,634         (34,946,646)      (66,815,433)
                                                                          --------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS .................................................         733,255,652         483,759,315       754,261,827
                                                                          --------------------------------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..........   $               0   $           8,827   $             0
                                                                          ========================================================

                                                                                               PRIME INVESTMENT
                                                                                              MONEY MARKET FUND
                                                                          ---------------------------------------------------------
                                                                                    FOR THE             FOR THE            FOR THE
                                                                                 YEAR ENDED        PERIOD ENDED         YEAR ENDED
                                                                          FEBRUARY 28, 2007   FEBRUARY 28, 2006     MARCH 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ..............................................                 N/A                 N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ...........                 N/A                 N/A                N/A
   SHARES REDEEMED - CLASS A ..........................................                 N/A                 N/A                N/A
                                                                          ---------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ...............                 N/A                 N/A                N/A
                                                                          ---------------------------------------------------------
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) .........................                 N/A                 N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR
     CLASS (NOTE 1) ...................................................                 N/A                 N/A                N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) .....................                 N/A                 N/A                N/A
                                                                          ---------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ...                 N/A                 N/A                N/A
                                                                          ---------------------------------------------------------
   SHARES SOLD - ADVISOR CLASS (NOTE 1) ...............................                 N/A                 N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS
     (NOTE 1) .........................................................                 N/A                 N/A                N/A
   SHARES REDEEMED - ADVISOR CLASS (NOTE 1) ...........................                 N/A                 N/A                N/A
                                                                          ---------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADVISOR CLASS .........                 N/A                 N/A                N/A
                                                                          ---------------------------------------------------------
   SHARES SOLD - INSTITUTIONAL CLASS ..................................      61,460,294,716      22,997,172,084     14,890,595,321
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL
     CLASS ............................................................          93,950,256          32,951,081          6,205,711
   SHARES REDEEMED - INSTITUTIONAL CLASS ..............................     (57,355,445,111)    (23,411,649,074)   (12,711,599,322)
                                                                          ---------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ...       4,198,799,861        (381,525,909)     2,185,201,710
                                                                          ---------------------------------------------------------
   SHARES SOLD - SERVICE CLASS ........................................     218,245,323,873     159,728,224,571     89,829,820,847
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS .....           1,813,893           1,153,464            955,491
   SHARES REDEEMED - SERVICE CLASS ....................................    (218,388,973,992)   (159,213,356,514)   (90,480,827,722)
                                                                          ---------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS .........        (141,836,226)        516,021,521       (650,051,384)
                                                                          ---------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS .................................................       4,056,963,635         134,495,612      1,535,150,326
                                                                          ---------------------------------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..........   $               2   $           7,695   $              1
                                                                          =========================================================

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS     STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                             TREASURY PLUS
                                                                                           MONEY MARKET FUND
                                                                       --------------------------------------------------------
                                                                                 FOR THE             FOR THE            FOR THE
                                                                              YEAR ENDED        PERIOD ENDED         YEAR ENDED
                                                                       FEBRUARY 28, 2007   FEBRUARY 28, 2006     MARCH 31, 2005
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ............................................   $   4,879,764,763   $   4,971,385,295   $  5,747,241,499
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ....................................         258,618,121         140,545,536         55,981,315
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .........................              17,306              53,832           (163,649)
                                                                       ---------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ....         258,635,427         140,599,368         55,817,666
                                                                       ---------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ......................................................        (127,869,930)        (72,949,376)       (24,276,293)
      INSTITUTIONAL CLASS ..........................................         (75,146,366)        (38,279,612)       (19,346,848)
      SERVICE CLASS ................................................         (55,618,438)        (29,316,547)       (12,358,177)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ......................................................                   0                   0             (1,993)
      INSTITUTIONAL CLASS ..........................................                   0                   0             (1,588)
      SERVICE CLASS ................................................                   0                   0             (1,015)
                                                                       ---------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ................................        (258,634,734)       (140,545,535)       (55,985,914)
                                                                       ---------------------------------------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .............................      15,960,076,459      12,146,396,546     10,429,884,979
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .........................          39,271,966          23,294,362          7,427,144
   COST OF SHARES REDEEMED - CLASS A ...............................     (15,881,198,863)    (11,893,116,301)   (10,398,131,297)
                                                                       ---------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A ..........................................         118,149,562         276,574,607         39,180,826
                                                                       ---------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .................      16,993,305,167      16,041,775,506     30,679,921,452
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .............          33,629,885          15,558,664          5,919,568
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ...................     (16,370,993,227)    (16,159,880,690)   (31,381,603,066)
                                                                       ---------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS ..............................         655,941,825        (102,546,520)      (695,762,046)
                                                                       ---------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS .......................      18,147,396,218      14,411,828,408     18,558,403,584
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ...................           7,424,955           4,064,352          1,815,019
   COST OF SHARES REDEEMED - SERVICE CLASS .........................     (17,811,111,111)    (14,681,595,212)   (18,679,325,339)
                                                                       ---------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - SERVICE CLASS ....................................         343,710,062        (265,702,452)      (119,106,736)
                                                                       ---------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ....................................................       1,117,801,449         (91,674,365)      (775,687,956)
                                                                       ---------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ..............................       1,117,802,142         (91,620,532)      (775,856,204)
                                                                       ---------------------------------------------------------
ENDING NET ASSETS ..................................................   $   5,997,556,905   $   4,879,764,763   $  4,971,385,295
                                                                       =========================================================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ...........................................      15,960,076,458      12,146,396,381     10,429,884,979
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ........          39,271,966          23,294,362          7,427,144
   SHARES REDEEMED - CLASS A .......................................     (15,881,198,863)    (11,893,116,301)   (10,398,131,297)
                                                                       ---------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ............         118,149,561         276,574,442         39,180,826
                                                                       ---------------------------------------------------------
   SHARES SOLD - INSTITUTIONAL CLASS ...............................      16,993,305,167      16,041,775,507     30,679,921,450
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL
      CLASS ........................................................          33,629,885          15,558,664          5,919,568
   SHARES REDEEMED - INSTITUTIONAL CLASS ...........................     (16,370,993,227)    (16,159,880,690)   (31,381,603,066)
                                                                       ---------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL
   CLASS ...........................................................         655,941,825        (102,546,519)      (695,762,048)
                                                                       ---------------------------------------------------------
   SHARES SOLD - SERVICE CLASS .....................................      18,147,396,218      14,411,828,408     18,558,403,584
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ..           7,424,955           4,064,352          1,815,019
   SHARES REDEEMED - SERVICE CLASS .................................     (17,811,111,111)    (14,681,595,212)   (18,679,325,339)
                                                                       ---------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS ......         343,710,062        (265,702,452)      (119,106,736)
                                                                       ---------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
   CAPITAL SHARE TRANSACTIONS ......................................       1,117,801,448         (91,674,529)      (775,687,958)
                                                                       ---------------------------------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .......   $             644   $          17,256   $            644
                                                                       =========================================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS     WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                                            100% TREASURY
                                                                                          MONEY MARKET FUND
                                                                       --------------------------------------------------------
                                                                                 FOR THE             FOR THE            FOR THE
                                                                              YEAR ENDED        PERIOD ENDED         YEAR ENDED
                                                                       FEBRUARY 28, 2007   FEBRUARY 28, 2006     MARCH 31, 2005
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ............................................   $   3,783,181,409   $   3,192,222,434   $  3,140,902,133
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ....................................         173,644,007          90,583,393         34,956,971
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .........................             249,638            (116,024)               999
                                                                       ---------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ....         173,893,645          90,467,369         34,957,970
                                                                       ---------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ......................................................          (9,826,964)         (4,456,262)        (1,554,213)
      INSTITUTIONAL CLASS ..........................................                 N/A                 N/A                N/A
      SERVICE CLASS ................................................        (163,828,843)        (86,127,132)       (33,402,758)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ......................................................                   0                   0             (3,210)
      INSTITUTIONAL CLASS ..........................................                 N/A                 N/A                N/A
      SERVICE CLASS ................................................                   0                   0            (68,994)
                                                                       ---------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ................................        (173,655,807)        (90,583,394)       (35,029,175)
                                                                       ---------------------------------------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .............................         599,951,006         398,909,877        319,141,466
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .........................           9,795,295           4,383,378          1,544,672
   COST OF SHARES REDEEMED - CLASS A ...............................        (554,715,234)       (362,135,295)      (323,331,614)
                                                                       ---------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A ..........................................          55,031,067          41,157,960         (2,645,476)
                                                                       ---------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .................                 N/A                 N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .............                 N/A                 N/A                N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ...................                 N/A                 N/A                N/A
                                                                       ---------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS ..............................                 N/A                 N/A                N/A
                                                                       ---------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS .......................      20,049,382,161      19,212,585,427     17,521,081,934
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ...................          17,399,783          13,209,599          4,347,987
   COST OF SHARES REDEEMED - SERVICE CLASS .........................     (19,598,838,679)    (18,675,877,986)   (17,471,392,939)
                                                                       ---------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - SERVICE CLASS ....................................         467,943,265         549,917,040         54,036,982
                                                                       ---------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ....................................................         522,974,332         591,075,000         51,391,506
                                                                       ---------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ..............................         523,212,170         590,958,975         51,320,301
                                                                       ---------------------------------------------------------
ENDING NET ASSETS ..................................................   $   4,306,393,579   $   3,783,181,409      3,192,222,434
                                                                       =========================================================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ...........................................         599,951,005         398,909,876        319,141,466
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ........           9,795,295           4,383,378          1,544,672
   SHARES REDEEMED - CLASS A .......................................        (554,715,234)       (362,135,295)      (323,331,614)
                                                                       ---------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ............          55,031,066          41,157,959         (2,645,476)
                                                                       ---------------------------------------------------------
   SHARES SOLD - INSTITUTIONAL CLASS ...............................                 N/A                 N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL
      CLASS ........................................................                 N/A                 N/A                N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS ...........................                 N/A                 N/A                N/A
                                                                       ---------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL
   CLASS ...........................................................                 N/A                 N/A                N/A
                                                                       ---------------------------------------------------------
   SHARES SOLD - SERVICE CLASS .....................................      20,049,382,161      19,212,585,427     17,521,081,937
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ..          17,399,783          13,209,599          4,347,987
   SHARES REDEEMED - SERVICE CLASS .................................     (19,598,838,679)    (18,675,877,986)   (17,471,392,939)
                                                                       ---------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS ......         467,943,265         549,917,040         54,036,985
                                                                       ---------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
   CAPITAL SHARE TRANSACTIONS ......................................         522,974,331         591,074,999         51,391,509
                                                                       ---------------------------------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .......   $         191,897   $         201,933   $        172,889
                                                                       =========================================================

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                    FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                    NET REALIZED
                                                       BEGINNING                             AND   DISTRIBUTIONS
                                                       NET ASSET             NET      UNREALIZED        FROM NET
                                                       VALUE PER      INVESTMENT   GAIN (LOSS)ON      INVESTMENT
                                                           SHARE   INCOME (LOSS)     INVESTMENTS          INCOME
-----------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------
SERVICE CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 .................   $    1.00            0.03            0.00           (0.03)
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ..............   $    1.00            0.02            0.00           (0.02)
APRIL 1, 2004 TO MARCH 31, 2005 ....................   $    1.00            0.01            0.00           (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 ....................   $    1.00            0.01            0.00           (0.01)
APRIL 1, 2002 TO MARCH 31, 2003 ....................   $    1.00            0.01            0.00           (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 ....................   $    1.00            0.02            0.00           (0.02)

CASH INVESTMENT MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 .................   $    1.00            0.05            0.00           (0.05)
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ..............   $    1.00            0.03            0.00           (0.03)
APRIL 1, 2004 TO MARCH 31, 2005 ....................   $    1.00            0.01            0.00           (0.01)
JULY 31, 2003(3) TO MARCH 31, 2004 .................   $    1.00            0.01            0.00           (0.01)

INSTITUTIONAL CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 .................   $    1.00            0.05            0.00           (0.05)
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ..............   $    1.00            0.03            0.00           (0.03)
APRIL 1, 2004 TO MARCH 31, 2005 ....................   $    1.00            0.02            0.00           (0.02)
APRIL 1, 2003 TO MARCH 31, 2004 ....................   $    1.00            0.01            0.00           (0.01)
APRIL 1, 2002 TO MARCH 31, 2003 ....................   $    1.00            0.02            0.00           (0.02)
APRIL 1, 2001 TO MARCH 31, 2002 ....................   $    1.00            0.03            0.00           (0.03)

SERVICE CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 .................   $    1.00            0.05            0.00           (0.05)
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ..............   $    1.00            0.03            0.00           (0.03)
APRIL 1, 2004 TO MARCH 31, 2005 ....................   $    1.00            0.01            0.00           (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 ....................   $    1.00            0.01            0.00           (0.01)
APRIL 1, 2002 TO MARCH 31, 2003 ....................   $    1.00            0.01            0.00           (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 ....................   $    1.00            0.03            0.00           (0.03)

GOVERNMENT MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 .................   $    1.00            0.05            0.00           (0.05)
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ..............   $    1.00            0.03            0.00           (0.03)
APRIL 1, 2004 TO MARCH 31, 2005 ....................   $    1.00            0.01            0.00           (0.01)
JULY 31, 2003(3) TO MARCH 31, 2004 .................   $    1.00            0.01            0.00           (0.01)

INSTITUTIONAL CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 .................   $    1.00            0.05            0.00           (0.05)
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ..............   $    1.00            0.03            0.00           (0.03)
APRIL 1, 2004 TO MARCH 31, 2005 ....................   $    1.00            0.02            0.00           (0.02)
JULY 28, 2003(3) TO MARCH 31, 2004 .................   $    1.00            0.01            0.00           (0.01)

SERVICE CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 .................   $    1.00            0.05            0.00           (0.05)
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ..............   $    1.00            0.03            0.00           (0.03)
APRIL 1, 2004 TO MARCH 31, 2005 ....................   $    1.00            0.01            0.00           (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 ....................   $    1.00            0.01            0.00           (0.01)
APRIL 1, 2002 TO MARCH 31, 2003 ....................   $    1.00            0.01            0.00           (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 ....................   $    1.00            0.03            0.00           (0.03)

HERITAGE MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 .................   $    1.00            0.05            0.00           (0.05)
NOVEMBER 1, 2005 TO FEBRUARY 28, 2006(5) ...........   $    1.00            0.01            0.00           (0.01)
NOVEMBER 1, 2004 TO OCTOBER 31, 2005 ...............   $    1.00            0.03            0.00           (0.03)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ...............   $    1.00            0.01            0.00           (0.01)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ...............   $    1.00            0.01            0.00           (0.01)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ...............   $    1.00            0.02            0.00           (0.02)

FINANCIAL HIGHLIGHTS                    WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                      DISTRIBUTIONS      ENDING      RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                           FROM NET   NET ASSET   -------------------------------------------------
                                                           REALIZED   VALUE PER   NET INVESTMENT      GROSS   EXPENSES         NET
                                                              GAINS       SHARE           INCOME   EXPENSES     WAIVED    EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 ................            0.00   $    1.00             3.01%      0.73%     (0.28)%      0.45%
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .............            0.00   $    1.00             2.18%      0.74%     (0.29)%      0.45%
APRIL 1, 2004 TO MARCH 31, 2005 ...................            0.00   $    1.00             1.00%      0.66%     (0.21)%      0.45%
APRIL 1, 2003 TO MARCH 31, 2004 ...................            0.00   $    1.00             0.56%      0.50%     (0.05)%      0.45%
APRIL 1, 2002 TO MARCH 31, 2003 ...................            0.00   $    1.00             0.90%      0.50%     (0.05)%      0.45%
APRIL 1, 2001 TO MARCH 31, 2002 ...................            0.00   $    1.00             1.62%      0.49%     (0.04)%      0.45%

CASH INVESTMENT MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 ................            0.00   $    1.00             4.87%      0.37%     (0.02)%      0.35%
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .............            0.00   $    1.00             3.37%      0.37%     (0.02)%      0.35%
APRIL 1, 2004 TO MARCH 31, 2005 ...................            0.00   $    1.00             1.57%      0.37%     (0.02)%      0.35%
JULY 31, 2003(3) TO MARCH 31, 2004 ................            0.00   $    1.00             0.79%      0.39%     (0.04)%      0.35%

INSTITUTIONAL CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 ................            0.00   $    1.00             5.01%      0.25%     (0.05)%      0.20%
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .............            0.00   $    1.00             3.50%      0.25%     (0.05)%      0.20%
APRIL 1, 2004 TO MARCH 31, 2005 ...................            0.00   $    1.00             1.61%      0.26%     (0.06)%      0.20%
APRIL 1, 2003 TO MARCH 31, 2004 ...................            0.00   $    1.00             0.97%      0.26%     (0.04)%      0.22%
APRIL 1, 2002 TO MARCH 31, 2003 ...................            0.00   $    1.00             1.52%      0.28%     (0.03)%      0.25%
APRIL 1, 2001 TO MARCH 31, 2002 ...................            0.00   $    1.00             3.14%      0.28%     (0.03)%      0.25%

SERVICE CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 ................            0.00   $    1.00             4.71%      0.54%     (0.04)%      0.50%
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .............            0.00   $    1.00             3.12%      0.54%     (0.04)%      0.50%
APRIL 1, 2004 TO MARCH 31, 2005 ...................            0.00   $    1.00             1.26%      0.55%     (0.05)%      0.50%
APRIL 1, 2003 TO MARCH 31, 2004 ...................            0.00   $    1.00             0.70%      0.55%     (0.06)%      0.49%
APRIL 1, 2002 TO MARCH 31, 2003 ...................            0.00   $    1.00             1.31%      0.54%     (0.06)%      0.48%
APRIL 1, 2001 TO MARCH 31, 2002 ...................            0.00   $    1.00             2.91%      0.54%     (0.06)%      0.48%

GOVERNMENT MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 ................            0.00   $    1.00             4.82%      0.37%     (0.02)%      0.35%
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .............            0.00   $    1.00             3.33%      0.38%     (0.03)%      0.35%
APRIL 1, 2004 TO MARCH 31, 2005 ...................            0.00   $    1.00             1.59%      0.38%     (0.03)%      0.35%
JULY 31, 2003(3) TO MARCH 31, 2004 ................            0.00   $    1.00             0.75%      0.37%     (0.02)%      0.35%

INSTITUTIONAL CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 ................            0.00   $    1.00             5.00%      0.25%     (0.05)%      0.20%
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .............            0.00   $    1.00             3.45%      0.26%     (0.06)%      0.20%
APRIL 1, 2004 TO MARCH 31, 2005 ...................            0.00   $    1.00             1.66%      0.26%     (0.06)%      0.20%
JULY 28, 2003(3) TO MARCH 31, 2004 ................            0.00   $    1.00             0.90%      0.25%     (0.05)%      0.20%

SERVICE CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 ................            0.00   $    1.00             4.66%      0.54%     (0.04)%      0.50%
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .............            0.00   $    1.00             3.13%      0.55%     (0.05)%      0.50%
APRIL 1, 2004 TO MARCH 31, 2005 ...................            0.00   $    1.00             1.26%      0.55%     (0.05)%      0.50%
APRIL 1, 2003 TO MARCH 31, 2004 ...................            0.00   $    1.00             0.65%      0.55%     (0.05)%      0.50%
APRIL 1, 2002 TO MARCH 31, 2003 ...................            0.00   $    1.00             1.24%      0.54%     (0.04)%      0.50%
APRIL 1, 2001 TO MARCH 31, 2002 ...................            0.00   $    1.00             2.67%      0.52%     (0.02)%      0.50%

HERITAGE MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 ................            0.00   $    1.00             4.80%      0.40%     (0.02)%      0.38%
NOVEMBER 1, 2005 TO FEBRUARY 28, 2006(5) ..........            0.00   $    1.00             3.91%      0.40%     (0.02)%      0.38%
NOVEMBER 1, 2004 TO OCTOBER 31, 2005 ..............            0.00   $    1.00             2.41%      0.56%     (0.17)%      0.39%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..............            0.00   $    1.00             0.86%      0.68%     (0.28)%      0.40%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..............            0.00   $    1.00             0.95%      0.62%     (0.22)%      0.40%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..............            0.00   $    1.00             1.69%      0.60%     (0.20)%      0.40%

                                                                      NET ASSETS AT
                                                          TOTAL       END OF PERIOD
                                                         RETURN(2)  (000'S OMITTED)
------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
------------------------------------------------------------------------------------
SERVICE CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 ................        3.06%    $       500,204
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .............        2.04%    $       416,048
APRIL 1, 2004 TO MARCH 31, 2005 ...................        0.99%    $       356,093
APRIL 1, 2003 TO MARCH 31, 2004 ...................        0.56%    $       367,216
APRIL 1, 2002 TO MARCH 31, 2003 ...................        0.93%    $       304,422
APRIL 1, 2001 TO MARCH 31, 2002 ...................        1.75%    $       262,866

CASH INVESTMENT MONEY MARKET FUND
------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 ................        4.96%    $     1,364,223
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .............        3.06%    $     1,150,617
APRIL 1, 2004 TO MARCH 31, 2005 ...................        1.45%    $       619,286
JULY 31, 2003(3) TO MARCH 31, 2004 ................        0.53%    $       281,124

INSTITUTIONAL CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 ................        5.12%    $     7,830,847
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .............        3.21%    $     6,497,267
APRIL 1, 2004 TO MARCH 31, 2005 ...................        1.60%    $     5,998,383
APRIL 1, 2003 TO MARCH 31, 2004 ...................        0.98%    $     5,839,329
APRIL 1, 2002 TO MARCH 31, 2003 ...................        1.54%    $     5,175,328
APRIL 1, 2001 TO MARCH 31, 2002 ...................        3.28%    $     5,478,005

SERVICE CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 ................        4.80%    $     6,328,867
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .............        2.92%    $     5,793,762
APRIL 1, 2004 TO MARCH 31, 2005 ...................        1.30%    $     6,879,632
APRIL 1, 2003 TO MARCH 31, 2004 ...................        0.70%    $     8,472,548
APRIL 1, 2002 TO MARCH 31, 2003 ...................        1.31%    $    10,590,565
APRIL 1, 2001 TO MARCH 31, 2002 ...................        3.05%    $    13,345,951

GOVERNMENT MONEY MARKET FUND
------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 ................        4.92%    $     1,179,768
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .............        3.05%    $       876,234
APRIL 1, 2004 TO MARCH 31, 2005 ...................        1.41%    $       596,740
JULY 31, 2003(3) TO MARCH 31, 2004 ................        0.50%    $       160,507

INSTITUTIONAL CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 ................        5.07%    $     7,766,684
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .............        3.19%    $     4,508,755
APRIL 1, 2004 TO MARCH 31, 2005 ...................        1.57%    $     3,964,854
JULY 28, 2003(3) TO MARCH 31, 2004 ................        0.61%    $     1,471,711

SERVICE CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 ................        4.76%    $     5,656,867
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .............        2.91%    $     5,350,480
APRIL 1, 2004 TO MARCH 31, 2005 ...................        1.26%    $     5,230,613
APRIL 1, 2003 TO MARCH 31, 2004 ...................        0.65%    $     4,767,774
APRIL 1, 2002 TO MARCH 31, 2003 ...................        1.27%    $     4,837,603
APRIL 1, 2001 TO MARCH 31, 2002 ...................        2.86%    $     5,752,411

HERITAGE MONEY MARKET FUND
------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 ................        4.91%    $       287,293
NOVEMBER 1, 2005 TO FEBRUARY 28, 2006(5) ..........        1.29%    $       288,971
NOVEMBER 1, 2004 TO OCTOBER 31, 2005 ..............        2.54%    $       301,694
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..............        0.88%    $       452,770
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..............        0.94%    $       706,440
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..............        1.69%    $     1,034,437

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                    FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                 NET REALIZED
                                                   BEGINNING                              AND   DISTRIBUTIONS
                                                   NET ASSET             NET       UNREALIZED        FROM NET
                                                   VALUE PER      INVESTMENT   GAIN (LOSS) ON      INVESTMENT
                                                       SHARE   INCOME (LOSS)      INVESTMENTS          INCOME
--------------------------------------------------------------------------------------------------------------
HERITAGE MONEY MARKET FUND (CONTINUED)
--------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 .............   $    1.00            0.05             0.00           (0.05)
NOVEMBER 1, 2005 TO FEBRUARY 28, 2006(5) .......   $    1.00            0.01             0.00           (0.01)
NOVEMBER 1, 2004 TO OCTOBER 31, 2005 ...........   $    1.00            0.03             0.00           (0.03)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ...........   $    1.00            0.01             0.00           (0.01)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ...........   $    1.00            0.01             0.00           (0.01)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ...........   $    1.00            0.02             0.00           (0.02)

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 .............   $    1.00            0.03             0.00           (0.03)
APRIL 11, 2005(3) TO FEBRUARY 28, 2006 .........   $    1.00            0.02             0.00           (0.02)

INSTITUTIONAL CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 .............   $    1.00            0.03             0.00           (0.03)
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ..........   $    1.00            0.02             0.00           (0.02)
APRIL 1, 2004 TO MARCH 31, 2005 ................   $    1.00            0.01             0.00           (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 ................   $    1.00            0.01             0.00           (0.01)
APRIL 1, 2002 TO MARCH 31, 2003 ................   $    1.00            0.01             0.00           (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 ................   $    1.00            0.02             0.00           (0.02)

SERVICE CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 .............   $    1.00            0.03             0.00           (0.03)
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ..........   $    1.00            0.02             0.00           (0.02)
APRIL 1, 2004 TO MARCH 31, 2005 ................   $    1.00            0.01             0.00           (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 ................   $    1.00            0.01             0.00           (0.01)
APRIL 1, 2002 TO MARCH 31, 2003 ................   $    1.00            0.01             0.00           (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 ................   $    1.00            0.02             0.00           (0.02)

PRIME INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 .............   $    1.00            0.05             0.00           (0.05)
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ..........   $    1.00            0.03             0.00           (0.03)
APRIL 1, 2004 TO MARCH 31, 2005 ................   $    1.00            0.02             0.00           (0.02)
JULY 28, 2003(3) TO MARCH 31, 2004 .............   $    1.00            0.01             0.00           (0.01)

SERVICE CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 .............   $    1.00            0.05             0.00           (0.05)
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ..........   $    1.00            0.03             0.00           (0.03)
APRIL 1, 2004 TO MARCH 31, 2005 ................   $    1.00            0.01             0.00           (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 ................   $    1.00            0.01             0.00           (0.01)
APRIL 1, 2002 TO MARCH 31, 2003 ................   $    1.00            0.01             0.00           (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 ................   $    1.00            0.03             0.00           (0.03)

TREASURY PLUS MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 .............   $    1.00            0.05             0.00           (0.05)
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ..........   $    1.00            0.03             0.00           (0.03)
APRIL 1, 2004 TO MARCH 31, 2005 ................   $    1.00            0.01             0.00           (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 ................   $    1.00            0.01             0.00           (0.01)
APRIL 1, 2002 TO MARCH 31, 2003 ................   $    1.00            0.01             0.00           (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 ................   $    1.00            0.03             0.00           (0.03)

SERVICE CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 .............   $    1.00            0.05             0.00           (0.05)
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ..........   $    1.00            0.03             0.00           (0.03)
APRIL 1, 2004 TO MARCH 31, 2005 ................   $    1.00            0.01             0.00           (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 ................   $    1.00            0.01             0.00           (0.01)
APRIL 1, 2002 TO MARCH 31, 2003 ................   $    1.00            0.01             0.00           (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 ................   $    1.00            0.03             0.00           (0.03)

100% TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------
SERVICE CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 .............   $    1.00            0.04             0.00           (0.04)
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ..........   $    1.00            0.03             0.00           (0.03)
APRIL 1, 2004 TO MARCH 31, 2005 ................   $    1.00            0.01             0.00           (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 ................   $    1.00            0.01             0.00           (0.01)
APRIL 1, 2002 TO MARCH 31, 2003 ................   $    1.00            0.01             0.00           (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 ................   $    1.00            0.03             0.00           (0.03)

FINANCIAL HIGHLIGHTS                    WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                   DISTRIBUTIONS      ENDING     RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                        FROM NET   NET ASSET   ------------------------------------------------
                                                        REALIZED   VALUE PER   NET INVESTMENT      GROSS   EXPENSES        NET
                                                           GAINS       SHARE           INCOME   EXPENSES     WAIVED   EXPENSES
-------------------------------------------------------------------------------------------------------------------------------
HERITAGE MONEY MARKET FUND (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 .............            0.00   $    1.00             4.98%      0.28%     (0.10)%     0.18%
NOVEMBER 1, 2005 TO FEBRUARY 28, 2006(5) .......            0.00   $    1.00             4.13%      0.28%     (0.10)%     0.18%
NOVEMBER 1, 2004 TO OCTOBER 31, 2005 ...........            0.00   $    1.00             2.97%      0.28%     (0.10)%     0.18%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ...........            0.00   $    1.00             1.07%      0.26%     (0.08)%     0.18%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ...........            0.00   $    1.00             1.25%      0.22%     (0.04)%     0.18%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ...........            0.00   $    1.00             1.86%      0.21%     (0.03)%     0.18%

NATIONAL TAX-FREE MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 .............            0.00   $    1.00             3.23%      0.38%     (0.08)%     0.30%
APRIL 11, 2005(3) TO FEBRUARY 28, 2006 .........            0.00   $    1.00             2.39%      0.39%     (0.09)%     0.30%

INSTITUTIONAL CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 .............            0.00   $    1.00             3.35%      0.26%     (0.06)%     0.20%
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ..........            0.00   $    1.00             2.46%      0.27%     (0.07)%     0.20%
APRIL 1, 2004 TO MARCH 31, 2005 ................            0.00   $    1.00             1.37%      0.26%     (0.06)%     0.20%
APRIL 1, 2003 TO MARCH 31, 2004 ................            0.00   $    1.00             0.82%      0.26%     (0.04)%     0.22%
APRIL 1, 2002 TO MARCH 31, 2003 ................            0.00   $    1.00             1.23%      0.29%      0.00%      0.29%
APRIL 1, 2001 TO MARCH 31, 2002 ................            0.00   $    1.00             2.05%      0.38%     (0.08)%     0.30%

SERVICE CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 .............            0.00   $    1.00             3.09%      0.55%     (0.10)%     0.45%
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ..........            0.00   $    1.00             2.23%      0.56%     (0.11)%     0.45%
APRIL 1, 2004 TO MARCH 31, 2005 ................            0.00   $    1.00             1.01%      0.55%     (0.10)%     0.45%
APRIL 1, 2003 TO MARCH 31, 2004 ................            0.00   $    1.00             0.62%      0.55%     (0.10)%     0.45%
APRIL 1, 2002 TO MARCH 31, 2003 ................            0.00   $    1.00             1.06%      0.55%     (0.10)%     0.45%
APRIL 1, 2001 TO MARCH 31, 2002 ................            0.00   $    1.00             1.96%      0.54%     (0.09)%     0.45%

PRIME INVESTMENT MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 .............            0.00   $    1.00             5.06%      0.26%     (0.06)%     0.20%
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ..........            0.00   $    1.00             3.46%      0.26%     (0.06)%     0.20%
APRIL 1, 2004 TO MARCH 31, 2005 ................            0.00   $    1.00             1.87%      0.26%     (0.06)%     0.20%
JULY 28, 2003(3) TO MARCH 31, 2004 .............            0.00   $    1.00             0.89%      0.25%     (0.05)%     0.20%

SERVICE CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 .............            0.00   $    1.00             4.64%      0.55%      0.00%      0.55%
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ..........            0.00   $    1.00             3.18%      0.55%      0.00%      0.55%
APRIL 1, 2004 TO MARCH 31, 2005 ................            0.00   $    1.00             1.20%      0.55%      0.00%      0.55%
APRIL 1, 2003 TO MARCH 31, 2004 ................            0.00   $    1.00             0.59%      0.55%     (0.01)%     0.54%
APRIL 1, 2002 TO MARCH 31, 2003 ................            0.00   $    1.00             1.14%      0.55%      0.00%      0.55%
APRIL 1, 2001 TO MARCH 31, 2002 ................            0.00   $    1.00             2.64%      0.55%      0.00%      0.55%

TREASURY PLUS MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 .............            0.00   $    1.00             4.93%      0.26%     (0.06)%     0.20%
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ..........            0.00   $    1.00             3.29%      0.26%     (0.06)%     0.20%
APRIL 1, 2004 TO MARCH 31, 2005 ................            0.00   $    1.00             1.39%      0.27%     (0.07)%     0.20%
APRIL 1, 2003 TO MARCH 31, 2004 ................            0.00   $    1.00             0.88%      0.26%     (0.06)%     0.20%
APRIL 1, 2002 TO MARCH 31, 2003 ................            0.00   $    1.00             1.38%      0.29%     (0.08)%     0.21%
APRIL 1, 2001 TO MARCH 31, 2002 ................            0.00   $    1.00             2.78%      0.29%     (0.08)%     0.21%

SERVICE CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 .............            0.00   $    1.00             4.61%      0.55%     (0.05)%     0.50%
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ..........            0.00   $    1.00             2.99%      0.55%     (0.05)%     0.50%
APRIL 1, 2004 TO MARCH 31, 2005 ................            0.00   $    1.00             1.12%      0.56%     (0.06)%     0.50%
APRIL 1, 2003 TO MARCH 31, 2004 ................            0.00   $    1.00             0.60%      0.55%     (0.06)%     0.49%
APRIL 1, 2002 TO MARCH 31, 2003 ................            0.00   $    1.00             1.18%      0.55%     (0.09)%     0.46%
APRIL 1, 2001 TO MARCH 31, 2002 ................            0.00   $    1.00             2.54%      0.53%     (0.07)%     0.46%

100% TREASURY MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 .............            0.00   $    1.00             4.36%      0.74%     (0.24)%     0.50%
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ..........            0.00   $    1.00             2.89%      0.73%     (0.23)%     0.50%
APRIL 1, 2004 TO MARCH 31, 2005 ................            0.00   $    1.00             1.12%      0.68%     (0.18)%     0.50%
APRIL 1, 2003 TO MARCH 31, 2004 ................            0.00   $    1.00             0.52%      0.55%     (0.06)%     0.49%
APRIL 1, 2002 TO MARCH 31, 2003 ................            0.00   $    1.00             1.12%      0.55%     (0.09)%     0.46%
APRIL 1, 2001 TO MARCH 31, 2002 ................            0.00   $    1.00             2.53%      0.55%     (0.09)%     0.46%

                                                                         NET ASSETS AT
                                                            TOTAL        END OF PERIOD
                                                           RETURN(2)   (000'S OMITTED)

---------------------------------------------------------------------------------------
HERITAGE MONEY MARKET FUND (CONTINUED)
---------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 ...................      5.12%      $       353,755
NOVEMBER 1, 2005 TO FEBRUARY 28, 2006(5) .............      1.36%      $       419,084
NOVEMBER 1, 2004 TO OCTOBER 31, 2005 .................      2.75%      $       338,723
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .................      1.10%      $       162,280
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .................      1.16%      $       263,513
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .................      1.91%      $     1,079,326

NATIONAL TAX-FREE MONEY MARKET FUND
---------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 ...................      3.28%      $       541,840
APRIL 11, 2005(3) TO FEBRUARY 28, 2006 ...............      2.21%      $       561,788

INSTITUTIONAL CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 ...................      3.39%      $     1,146,902
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ................      2.31%      $       700,534
APRIL 1, 2004 TO MARCH 31, 2005 ......................      1.27%      $     1,032,250
APRIL 1, 2003 TO MARCH 31, 2004 ......................      0.85%      $       302,140
APRIL 1, 2002 TO MARCH 31, 2003 ......................      1.23%      $       126,969
APRIL 1, 2001 TO MARCH 31, 2002 ......................      2.20%      $       138,179

SERVICE CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 ...................      3.13%      $     1,303,728
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ................      2.08%      $     1,160,594
APRIL 1, 2004 TO MARCH 31, 2005 ......................      1.02%      $     1,195,511
APRIL 1, 2003 TO MARCH 31, 2004 ......................      0.62%      $     1,262,512
APRIL 1, 2002 TO MARCH 31, 2003 ......................      1.07%      $     1,401,583
APRIL 1, 2001 TO MARCH 31, 2002 ......................      2.05%      $     1,433,976

PRIME INVESTMENT MONEY MARKET FUND
---------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 ...................      5.10%      $     7,088,329
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ................      3.23%      $     2,889,532
APRIL 1, 2004 TO MARCH 31, 2005 ......................      1.58%      $     3,271,052
JULY 28, 2003(3) TO MARCH 31, 2004 ...................      0.60%      $     1,085,856

SERVICE CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 ...................      4.74%      $     1,190,293
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ................      2.90%      $     1,332,129
APRIL 1, 2004 TO MARCH 31, 2005 ......................      1.22%      $       816,105
APRIL 1, 2003 TO MARCH 31, 2004 ......................      0.60%      $     1,466,176
APRIL 1, 2002 TO MARCH 31, 2003 ......................      1.14%      $     1,818,364
APRIL 1, 2001 TO MARCH 31, 2002 ......................      2.80%      $     2,006,493

TREASURY PLUS MONEY MARKET FUND
---------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 ...................      5.01%      $     1,822,046
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ................      3.07%      $     1,166,102
APRIL 1, 2004 TO MARCH 31, 2005 ......................      1.48%      $     1,268,636
APRIL 1, 2003 TO MARCH 31, 2004 ......................      0.88%      $     1,964,435
APRIL 1, 2002 TO MARCH 31, 2003 ......................      1.45%      $     1,565,864
APRIL 1, 2001 TO MARCH 31, 2002 ......................      2.97%      $       905,766

SERVICE CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 ...................      4.70%      $     1,283,813
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ................      2.78%      $       940,104
APRIL 1, 2004 TO MARCH 31, 2005 ......................      1.17%      $     1,205,795
APRIL 1, 2003 TO MARCH 31, 2004 ......................      0.60%      $     1,324,943
APRIL 1, 2002 TO MARCH 31, 2003 ......................      1.20%      $     1,207,609
APRIL 1, 2001 TO MARCH 31, 2002 ......................      2.73%      $     1,158,202

100% TREASURY MONEY MARKET FUND
---------------------------------------------------------------------------------------
SERVICE CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 ...................      4.44%      $     4,049,964
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ................      2.64%      $     3,581,797
APRIL 1, 2004 TO MARCH 31, 2005 ......................      1.11%      $     3,031,989
APRIL 1, 2003 TO MARCH 31, 2004 ......................      0.53%      $     2,978,019
APRIL 1, 2002 TO MARCH 31, 2003 ......................      1.15%      $     2,725,643
APRIL 1, 2001 TO MARCH 31, 2002 ......................      2.68%      $     2,501,888

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           NOTES TO FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

(3)   Commencement of operations.

(4)   The Fund changed its fiscal year end from March 31 to February 28.

(5)   The Fund changed its fiscal year end from October 31 to February 28.

NOTES TO FINANCIAL STATEMENTS           WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at February 28, 2007, was comprised of 109 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the California Tax-Free Money Market Fund, Cash Investment Money Market Fund, Government Money Market Fund, Heritage Money Market Fund, National Tax-Free Money Market Fund, Prime Investment Money Market Fund, Treasury Plus Money Market Fund, and 100% Treasury Money Market Fund. Each Fund, except for the California Tax-Free Money Market Fund, is a diversified series of the Trust. The California Tax-Free Money Market Fund is a non-diversified series of the Trust.

      In August and September 2004, the Board of Trustees of the Trust and the Boards of Directors of the Strong Funds ("Strong Funds") approved an Agreement and Plan of Reorganization providing for the reorganization of certain Strong Funds into the Funds.

      Effective at the close of business on April 8, 2005, the following Acquiring Funds ("Acquiring Funds") acquired substantially all of the net assets of the following Target Funds ("Target Funds") through a tax-free exchange under section 368 of the Internal Revenue Code. The following is a summary of shares outstanding and net assets immediately before and after the reorganization:

                                                           Before Reorganization                       After Reorganization
                                --------------------------------------------------------------------   --------------------
                                      Target Fund               Target Fund         Acquiring Fund**        Wells Fargo
                                Strong Florida Municipal          Strong              Wells Fargo       Advantage National
                                      Money Market            Tax-Free Money       National Tax-Free      Tax-Free Money
Fund                                      Fund                     Fund            Money Market Fund        Market Fund
---------------------------------------------------------------------------------------------------------------------------
Shares:
---------------------------------------------------------------------------------------------------------------------------
   CLASS A                                    N/A                        N/A            737,825,002         737,825,002
---------------------------------------------------------------------------------------------------------------------------
   ADMINISTRATOR CLASS*                       N/A                        N/A                    N/A         979,348,537
---------------------------------------------------------------------------------------------------------------------------
   INSTITUTIONAL CLASS                        N/A                        N/A          1,203,664,926       1,203,664,926
---------------------------------------------------------------------------------------------------------------------------
   INVESTOR CLASS*                     30,965,555                948,382,982                    N/A                 N/A
---------------------------------------------------------------------------------------------------------------------------
   SERVICE CLASS                              N/A                        N/A          1,202,555,668       1,202,555,668
---------------------------------------------------------------------------------------------------------------------------
Net Assets:
---------------------------------------------------------------------------------------------------------------------------
   CLASS A                                    N/A                        N/A        $   737,834,448      $  737,834,448
---------------------------------------------------------------------------------------------------------------------------
   ADMINISTRATOR CLASS*                       N/A                        N/A                    N/A         979,371,575
---------------------------------------------------------------------------------------------------------------------------
   INSTITUTIONAL CLASS                        N/A                        N/A          1,203,577,280       1,203,577,280
---------------------------------------------------------------------------------------------------------------------------
   INVESTOR CLASS*                   $ 30,965,555              $ 948,406,020                    N/A                 N/A
---------------------------------------------------------------------------------------------------------------------------
   SERVICE CLASS                              N/A                        N/A          1,202,699,888       1,202,699,888
---------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain
    (loss)                           $          0              $     (31,969)       $      (134,237)     $     (166,206)
---------------------------------------------------------------------------------------------------------------------------

* Effective at the close of business on April 8, 2005, Investor Class of Strong Florida Municipal Money Market Fund and Strong Tax-Free Money Fund merged into Administrator Class of Wells Fargo Advantage National Tax-Free Money Market Fund.

**    Designates the accounting survivor.

      Effective at the close of business on April 8, 2005, the following Acquiring Fund ("Acquiring Fund") acquired substantially all of the net assets of the following Target Fund ("Target Fund") through a tax-free exchange under section 368 of the Internal Revenue Code.

                            Acquiring Fund                                                      Target Fund
------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND - ADMINISTRATOR CLASS    STRONG HERITAGE MONEY FUND-INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND - ADMINISTRATOR CLASS    STRONG HERITAGE MONEY FUND-ADVISOR CLASS
------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND - INSTITUTIONAL CLASS    STRONG HERITAGE MONEY FUND-INSTITUTIONAL CLASS
------------------------------------------------------------------------------------------------------------------------

      The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      The Fund(s) invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days provided that these variable rate instruments are either Government Securities or carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

      The amortized cost method is used to value portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund(s) seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

      Investments which are not valued using the method discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

      At February 28, 2007, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

                                  Undistributed Net        Undistributed Net
Fund                              Investment Income        Realized Gain/Loss   Paid-in Capital
-----------------------------------------------------------------------------------------------
100% TREASURY MONEY MARKET FUND         $1,764                   $(1,764)             $0
-----------------------------------------------------------------------------------------------

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at February 28, 2007.

      At February 28, 2007, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

Fund                                                 Year Expires   Capital Loss Carryforwards
----------------------------------------------------------------------------------------------
CASH INVESTMENT MONEY MARKET FUND                        2013               $ 390,478
----------------------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET FUND                      2015                  25,415
----------------------------------------------------------------------------------------------
PRIME INVESTMENT MONEY MARKET FUND                       2013                  20,852
                                                         2014                   2,111
----------------------------------------------------------------------------------------------
TREASURY PLUS MONEY MARKET FUND                          2013                 118,019
----------------------------------------------------------------------------------------------
100% TREASURY MONEY MARKET FUND                          2014                  10,049
----------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS           WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS

      The Fund(s) may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC ("Funds Management"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Funds Management. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                                                                                 Subadvisory Fees
                                                  Advisory Fees                                                   (% of Average
                               Average Daily      (% of Average                                Average Daily         Daily Net
Fund                            Net Assets      Daily Net Assets)         Subadviser             Net Assets           Assets)
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE          First $1 billion         0.300        Wells Capital Management   First $1 billion         0.050
MONEY MARKET FUND             Next $4 billion         0.275              Incorporated         Next $2 billion          0.030
                              Over $5 billion         0.250                                   Next $3 billion          0.020
                                                                                              Over $6 billion          0.010
----------------------------------------------------------------------------------------------------------------------------------
CASH INVESTMENT              All asset levels         0.100        Wells Capital Management   First $1 billion         0.050
MONEY MARKET FUND                                                        Incorporated         Next $2 billion          0.030
                                                                                              Next $3 billion          0.020
                                                                                              Over $6 billion          0.010
----------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT                   All asset levels         0.100        Wells Capital Management   First $1 billion         0.050
MONEY MARKET FUND                                                        Incorporated         Next $2 billion          0.030
                                                                                              Next $3 billion          0.020
                                                                                              Over $6 billion          0.010
----------------------------------------------------------------------------------------------------------------------------------
HERITAGE MONEY MARKET FUND   All asset levels         0.100        Wells Capital Management   First $1 billion         0.050
                                                                         Incorporated         Next $2 billion          0.030
                                                                                              Next $3 billion          0.020
                                                                                              Over $6 billion          0.010
----------------------------------------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE            All asset levels         0.100        Wells Capital Management   First $1 billion         0.050
MONEY MARKET FUND                                                        Incorporated         Next $2 billion          0.030
                                                                                              Next $3 billion          0.020
                                                                                              Over $6 billion          0.010
----------------------------------------------------------------------------------------------------------------------------------
PRIME INVESTMENT             All asset levels         0.100        Wells Capital Management   First $1 billion         0.050
MONEY MARKET FUND                                                        Incorporated         Next $2 billion          0.030
                                                                                              Next $3 billion          0.020
                                                                                              Over $6 billion          0.010
----------------------------------------------------------------------------------------------------------------------------------
TREASURY PLUS                All asset levels         0.100        Wells Capital Management   First $1 billion         0.050
MONEY MARKET FUND                                                        Incorporated         Next $2 billion          0.030
                                                                                              Next $3 billion          0.020
                                                                                              Over $6 billion          0.010
----------------------------------------------------------------------------------------------------------------------------------
100% TREASURY                First $1 billion         0.300        Wells Capital Management   First $1 billion         0.050
MONEY MARKET FUND             Next $4 billion         0.275              Incorporated         Next $2 billion          0.030
                              Over $5 billion         0.250                                   Next $3 billion          0.020
                                                                                               Over $6 billion         0.010

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                             Administration Fees
                                            Average Daily       (% of Average
                                             Net Assets       Daily Net Assets)
--------------------------------------------------------------------------------
FUND LEVEL                                First $5 billion           0.05
                                           Next $5 billion           0.04
                                          Over $10 billion           0.03
--------------------------------------------------------------------------------
ADMINISTRATOR CLASS                       All asset levels           0.10
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS                       All asset levels           0.08
--------------------------------------------------------------------------------
SERVICE CLASS                             All asset levels           0.12

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator of its services as transfer agent.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

                                                              % of Average Daily
                                                                  Net Assets
--------------------------------------------------------------------------------
ALL MONEY MARKET FUNDS                                               0.02
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                                 Administrator   Institutional     Service
Fund                                                   Class A       Class           Class          Class
-------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND                   0.25%         N/A             N/A            0.25%
-------------------------------------------------------------------------------------------------------------
CASH INVESTMENT MONEY MARKET FUND                        N/A         0.10%           0.00%           0.25%
-------------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND                            0.25%        0.10%           0.00%           0.25%
-------------------------------------------------------------------------------------------------------------
HERITAGE MONEY MARKET FUND                               N/A         0.10%           0.00%            N/A
-------------------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET FUND                     0.25%        0.10%           0.00%           0.25%
-------------------------------------------------------------------------------------------------------------
PRIME INVESTMENT MONEY MARKET FUND                       N/A          N/A            0.00%           0.25%
-------------------------------------------------------------------------------------------------------------
TREASURY PLUS MONEY MARKET FUND                         0.25%         N/A            0.00%           0.25%
-------------------------------------------------------------------------------------------------------------
100% TREASURY MONEY MARKET FUND                         0.25%         N/A             N/A            0.25%

      For the year ended February 28, 2007, shareholder servicing fees paid were as follows:

                                                                 Administrator   Institutional     Service
Fund                                                  Class A        Class           Class          Class
-------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND               $6,541,534            N/A         N/A        $ 1,025,132
-------------------------------------------------------------------------------------------------------------
CASH INVESTMENT MONEY MARKET FUND                          N/A     $1,133,776        $  0         14,953,538
-------------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND                         4,921,638      1,141,754           0         13,512,418
-------------------------------------------------------------------------------------------------------------
HERITAGE MONEY MARKET FUND                                 N/A        291,064           0                N/A
-------------------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET FUND                  2,636,194        534,762           0          2,935,706
-------------------------------------------------------------------------------------------------------------
PRIME INVESTMENT MONEY MARKET FUND                         N/A            N/A           0          5,676,021
-------------------------------------------------------------------------------------------------------------
TREASURY PLUS MONEY MARKET FUND                      7,168,606            N/A           0          3,014,469
-------------------------------------------------------------------------------------------------------------
100% TREASURY MONEY MARKET FUND                        581,274            N/A         N/A          9,402,234

NOTES TO FINANCIAL STATEMENTS           WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      Funds Management waived fees or reimbursed expenses proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable. Funds Management has committed to waive fees and/or reimburse expenses to the extent necessary to maintain certain net operating expense ratios for the Funds. These net operating expense ratios during the period were as follows:

                                                                           Net Operating Expense Ratios
                                                                           ----------------------------
                                                           Administrator           Institutional          Service
Fund                                                           Class                   Class               Class
-----------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND*                          N/A                     N/A                0.45%
-----------------------------------------------------------------------------------------------------------------
CASH INVESTMENT MONEY MARKET FUND*                             0.35%                   0.20%               0.50%
-----------------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND*                                  0.35%                   0.20%               0.50%
-----------------------------------------------------------------------------------------------------------------
HERITAGE MONEY MARKET FUND*                                    0.38%                   0.18%                N/A
-----------------------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET FUND*                           0.30%                   0.20%               0.45%
-----------------------------------------------------------------------------------------------------------------
PRIME INVESTMENT MONEY MARKET FUND*                             N/A                    0.20%               0.55%
-----------------------------------------------------------------------------------------------------------------
TREASURY PLUS MONEY MARKET FUND*                                N/A                    0.20%               0.50%
-----------------------------------------------------------------------------------------------------------------
100% TREASURY MONEY MARKET FUND*                                N/A                    N/A                 0.50%

*     The Fund's adviser has commited to waive fees through June 30, 2007.

4. DISTRIBUTION TO SHAREHOLDERS

      The tax character of distributions paid during the year ended February 28, 2007, was as follows:

                                             Tax-Exempt      Ordinary        Long-Term    Dividends Paid
Fund                                           Income         Income       Capital Gain   on Redemptions       Total
-----------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND       $ 85,959,696   $       7,505     $116,142           $0         $ 86,083,343
-----------------------------------------------------------------------------------------------------------------------
CASH INVESTMENT MONEY MARKET FUND                      0     705,650,773            0            0          705,650,773
-----------------------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND                           0     714,969,868            0            0          714,969,868
-----------------------------------------------------------------------------------------------------------------------
HETIRAGE MONEY MARKET FUND                             0      30,064,835            0            0           30,064,835
-----------------------------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET FUND          119,184,771           8,327            0            0          119,193,098
-----------------------------------------------------------------------------------------------------------------------
PRIME INVESTMENT MONEY MARKET FUND                     0     355,896,955            0            0          355,896,955
-----------------------------------------------------------------------------------------------------------------------
TREASURY PLUS MONEY MARKET FUND                        0     258,634,734            0            0          258,634,734
-----------------------------------------------------------------------------------------------------------------------
100% TREASURY MONEY MARKET FUND                        0     173,655,807            0            0          173,655,807

      The tax character of distributions paid during the period ended February 28, 2006, was as follows:

                                            Tax-Exempt       Ordinary        Long-Term    Dividends Paid
Fund                                          Income          Income       Capital Gain   on Redemptions       Total
-----------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND        $50,732,739   $       1,646       $    0            $0        $ 50,734,385
-----------------------------------------------------------------------------------------------------------------------
CASH INVESTMENT MONEY MARKET FUND                      0     396,754,552            0             0         396,754,552
-----------------------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND                           0     335,710,052            0             0         335,710,052
-----------------------------------------------------------------------------------------------------------------------
HERITAGE MONEY MARKET FUND                             0       8,220,268            0             0           8,220,268
-----------------------------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET FUND           77,632,829           3,030      272,423             0          77,908,282
-----------------------------------------------------------------------------------------------------------------------
PRIME INVESTMENT MONEY MARKET FUND                     0     189,605,025            0             0         189,605,025
-----------------------------------------------------------------------------------------------------------------------
TREASURY PLUS MONEY MARKET FUND                        0     140,545,535            0             0         140,545,535
-----------------------------------------------------------------------------------------------------------------------
100% TREASURY MONEY MARKET FUND                        0      90,583,394            0             0          90,583,394

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      The tax character of distributions paid during the year ended March 31, 2005, was as follows:

                                             Tax-Exempt      Ordinary       Long-Term     Dividends Paid
Fund                                           Income         Income       Capital Gain   on Redemptions       Total
------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND        $20,703,445    $      5,432     $227,672            $0        $ 20,936,549
------------------------------------------------------------------------------------------------------------------------
CASH INVESTMENT MONEY MARKET FUND                      0     192,735,922            0             0         192,735,922
------------------------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND                           0     133,925,765            0             0         133,925,765
------------------------------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET FUND           25,810,447         139,049      231,259             0          26,180,755
------------------------------------------------------------------------------------------------------------------------
PRIME INVESTMENT MONEY MARKET FUND                     0      46,484,585            0             0          46,484,585
------------------------------------------------------------------------------------------------------------------------
TREASURY PLUS MONEY MARKET FUND                        0      55,985,914            0             0          55,985,914
------------------------------------------------------------------------------------------------------------------------
100% TREASURY MONEY MARKET FUND                        0      35,029,175            0             0          35,029,175
------------------------------------------------------------------------------------------------------------------------

      The tax character of distributions paid during the year ended October 31, 2005, was as follows:

                                                             Ordinary        Long-Term    Dividends Paid
Fund                                                          Income       Capital Gain   on Redemptions      Total
-----------------------------------------------------------------------------------------------------------------------
HERITAGE MONEY MARKET FUND                                   $14,094,024       $0               $0         $14,094,024
-----------------------------------------------------------------------------------------------------------------------

      As of February 28, 2007, the components of distributable earnings on a tax basis are shown on the table below:

                                   Undistributed   Undistributed   Undistributable     Unrealized
                                    Tax-Exempt        Ordinary       Long-Term        Appreciation    Capital Loss
Fund                                  Income           Income       Capital Gain     (Depreciation)   Carryforward      Total
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE
MONEY MARKET FUND                   $  985,191     $     72,014        $13,543           $     0       $        0    $ 1,070,748
---------------------------------------------------------------------------------------------------------------------------------
CASH INVESTMENT
MONEY MARKET FUND                            0       25,298,623              0                 0         (390,478)    24,908,145
---------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY
MARKET FUND                                  0       40,200,751              0                 0                0     40,200,751
---------------------------------------------------------------------------------------------------------------------------------
HERITAGE MONEY MARKET FUND                   0        1,273,220              0                 0                0      1,273,220
---------------------------------------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE
MONEY MARKET FUND                    4,098,661                0              0                 0          (25,415)     4,073,246
---------------------------------------------------------------------------------------------------------------------------------
PRIME INVESTMENT
MONEY MARKET FUND                            0       25,429,497              0                 0          (22,963)    25,406,534
---------------------------------------------------------------------------------------------------------------------------------
TREASURY PLUS
MONEY MARKET FUND                            0       15,971,505              0                 0         (118,019)    15,853,486
---------------------------------------------------------------------------------------------------------------------------------
100% TREASURY
MONEY MARKET FUND                            0       12,604,688              0            (1,376)         (10,049)    12,593,263

5. LEGAL AND REGULATORY MATTERS
--------------------------------------------------------------------------------

      In 2004, the Strong Fund's investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the Securities and Exchange Commission and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement also imposed fee reductions across the predecessor fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. Funds Management has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

NOTES TO FINANCIAL STATEMENTS           WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

6. NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

      In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. In December 2006, the SEC issued a letter allowing for an implementation delay for funds until the last NAV calculation in the first required reporting period for fiscal years beginning after December 15, 2006. As of February 28, 2007, Management does not believe the impact of the adoption of FIN 48 will be material to the financial statements.

      In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of February 28, 2007, Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                         REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND ADMINISTRATOR, INSTITUTIONAL, AND SERVICE CLASS SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

      We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the California Tax-Free Money Market Fund, Cash Investment Money Market Fund, Government Money Market Fund, National Tax-Free Money Market Fund, Prime Investment Money Market Fund, Treasury Plus Money Market Fund, and 100% Treasury Money Market Fund (collectively the "Funds"), seven of the Funds constituting the Wells Fargo Funds Trust as of February 28, 2007, and the related statements of operations for the year then ended, and statements of changes in net assets and the financial highlights for the periods presented. We have also audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Heritage Money Market Fund (the "Fund"), one of the Funds constituting the Wells Fargo Funds Trust as of February 28, 2007, and the related statements of operations for the year then ended, changes in net assets and financial highlights for the three years or periods ended February 28, 2007. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Heritage Money Market Fund for each of the years ended October 31, 2004, and prior, were audited by other auditors whose report dated December 6, 2004 expressed an unqualified opinion on those financial highlights.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2007, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of the Wells Fargo Funds Trust as of February 28, 2007, the results of their operations, changes in their net assets and their financial highlights for the periods indicated in the paragraph above, in conformity with U.S. generally accepted accounting principles.

                                         /s/ KPMG LLP

Philadelphia, Pennsylvania
April 20, 2007

OTHER INFORMATION (UNAUDITED)           WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or by visiting the SEC Web site at WWW.SEC.GOV.

TAX INFORMATION

      For federal and California income tax purposes, the following Fund(s) designates a percentage of its distributions paid from net investment income during the year as exempt-interest dividends under Section 852(b)(5) of the Code and under Section 17145 of the California Revenue and Taxation Code:

                                                                                 % of the
                                                                               distributions
                                                                               paid from net
Fund                                                                         investment income
----------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND                                               100
----------------------------------------------------------------------------------------------

      For federal income tax purposes, the following Fund(s) designates a percentage of its distributions paid from net investment income during the year as exempt-interest dividends under Section 852(b)(5) of the Code:

                                                                                 % of the
                                                                               distributions
                                                                               paid from net
Fund                                                                         investment income
----------------------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET FUND                                                 100
----------------------------------------------------------------------------------------------

      For California income tax purposes, the following Fund(s) designates a percentage of its distributions paid from net investment income during the year as California exempt-interest dividends under Section 17145 of the California Revenue and Taxation Code:

                                                                                 % of the
                                                                               distributions
                                                                               paid from net
Fund                                                                         investment income
----------------------------------------------------------------------------------------------
100% TREASURY MONEY MARKET FUND                                                     100
----------------------------------------------------------------------------------------------

      Pursuant to Section 852(b)(3) of the Internal Revenue Code, the Fund(s) listed below designates the following amounts as long-term capital gain dividends:

                                                                                 Long-Term
Fund                                                                           Capital Gain
----------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND                                            $  116,142
----------------------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET FUND                                                 272,423

      Pursuant to Section 871(k)(1)(c) of the Code, the Fund(s) designate(s) the following amount(s) as interest- related dividends:

                                                                             Interest-Related
Fund                                                                             Dividends
----------------------------------------------------------------------------------------------
CASH INVESTMENT MONEY MARKET FUND                                              $  699,268,636
----------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND                                                      699,454,827
----------------------------------------------------------------------------------------------
HERITAGE MONEY MARKET FUND                                                         29,740,659
----------------------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET FUND                                                     8,327
----------------------------------------------------------------------------------------------
PRIME INVESTMENT MONEY MARKET FUND                                                342,234,228
----------------------------------------------------------------------------------------------
TREASURY PLUS MONEY MARKET FUND                                                   252,405,964
----------------------------------------------------------------------------------------------
100% TREASURY MONEY MARKET FUND                                                   170,215,054
----------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

      Pursuant to Section 871(k)(2)(c) of the Code, the Fund(s) designate(s) the following amount(s) as short-term capital gain dividends:

                                                                                 Short-Term
                                                                                Capital Gain
Fund                                                                             Dividends
----------------------------------------------------------------------------------------------
HERITAGE MONEY MARKET FUND                                                        $  2,303
----------------------------------------------------------------------------------------------

OTHER INFORMATION (UNAUDITED)           WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund (except Money Market Funds) is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 144 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

---------------------------------------------------------------------------------------------------
                     POSITION HELD AND      PRINCIPAL OCCUPATIONS DURING
NAME AND AGE         LENGTH OF SERVICE **   PAST FIVE YEARS                     OTHER DIRECTORSHIPS
---------------------------------------------------------------------------------------------------
Thomas S. Goho       Trustee, since 1987    Wake Forest University, calloway    None
64                                          School of Business and
                                            Accountancy--The Thomas
                                            Goho Chair of Finance since
                                            January 2006. Associate
                                            Professor of Finance from
                                            1999-2005.
---------------------------------------------------------------------------------------------------
Peter G. Gordon      Trustee, since 1998    Chairman, CEO and Co-               None
64                   (Chairman since 2005)  Founder of Crystal Geyser
                     (Lead Trustee since    Water Company and President
                     2001)                  of Crystal Geyser Roxane Water
                                            Company.
---------------------------------------------------------------------------------------------------
Richard M. Leach     Trustee, since 1987    Retired. Prior thereto, President   None
73                                          of Richard M. Leach Associates
                                            (a financial consulting firm).
---------------------------------------------------------------------------------------------------
Olivia S. Mitchell   Trustee, since 2006    Professor of Insurance and Risk     None
54                                          Management, Wharton School,
                                            University of Pennsylvania.
                                            Director of the Boettner
                                            Center on Pensions and Retirement
                                            Research. Research Associate
                                            and Board Member, Penn Aging
                                            Research Center. Research
                                            Associate, National Bureau of
                                            Economic Research.
---------------------------------------------------------------------------------------------------
Timothy J. Penny     Trustee, since 1996    Senior Counselor to the public      None
55                                          relations firm of Himle-Horner
                                            and Senior Fellow at the Humphrey
                                            Institute, Minneapolis, Minnesota
                                            (a public policy organization).
---------------------------------------------------------------------------------------------------
Donald C. Willeke    Trustee, since 1996    Principal of the law firm of        None
66                                          Willeke & Daniels.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

INTERESTED TRUSTEE***

-----------------------------------------------------------------------------------------------------
                     POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE         LENGTH OF SERVICE**      PAST FIVE YEARS                     OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------
J. Tucker Morse      Trustee, since 1987      Private Investor/Real Estate        None
62                                            Developer. Prior thereto,
                                              Chairman of Whitepoint
                                              Capital, LLC until 2004.
-----------------------------------------------------------------------------------------------------

OFFICERS

-----------------------------------------------------------------------------------------------------
                     POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE         LENGTH OF SERVICE        PAST FIVE YEARS                     OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------
Karla M. Rabusch     President, since 2003    Executive Vice President of         None
47                                            Wells Fargo Bank, N.A. and
                                              President of Wells Fargo Funds
                                              Management, LLC since 2003.
                                              Senior Vice President and Chief
                                              Administrative Officer of Wells
                                              Fargo Funds Management, LLC
                                              from 2001 to 2003.
-----------------------------------------------------------------------------------------------------
C. David Messman     Secretary, since 2000;   Senior Vice President and           None
46                   Chief Legal Counsel      Secretary of Wells Fargo Funds
                     since 2003               Management, LLC since 2001.
                                              Vice President and Managing
                                              Senior Counsel of Wells Fargo
                                              Bank, N.A. since 1996.
-----------------------------------------------------------------------------------------------------
A. Erdem Cimen       Treasurer, since 2006    Vice President of Financial         None
33                                            Operations for Wells Fargo
                                              Funds Management, LLC since
                                              2006. From 2001 to 2006, Vice
                                              President of Wells Fargo Bank,
                                              N.A. and Vice President of Wells
                                              Fargo Bank, N.A. Auto Finance
                                              Group. Vice President of
                                              Portfolio Risk Management for
                                              Wells Fargo Bank, N.A. Auto
                                              Finance Group from 2004 to
                                              2006.
-----------------------------------------------------------------------------------------------------
Dorothy A. Peters    Chief Compliance         Chief Compliance Officer of         None
45                   Officer, since 2004      Wells Fargo Funds
                                              Management, LLC since 2004.
                                              Chief Compliance Officer for
                                              Wells Fargo Funds
                                              Management, LLC from 1997
                                              to 2002. In 2002, Ms. Peters left
                                              Wells Fargo Funds
                                              Management, LLC to pursue
                                              personal goals.
-----------------------------------------------------------------------------------------------------

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

 ** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

*** As of February 28, 2007, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

LIST OF ABBREVIATIONS                   WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

      The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG    --Association of Bay Area Governments
ADR     --American Depositary Receipt
AMBAC   --American Municipal Bond Assurance Corporation
AMT     --Alternative Minimum Tax
ARM     --Adjustable Rate Mortgages
BART    --Bay Area Rapid Transit
CDA     --Community Development Authority
CDO     --Collateralized Debt Obligation
CDSC    --Contingent Deferred Sales Charge
CGIC    --Capital Guaranty Insurance Company
CGY     --Capital Guaranty Corporation
COP     --Certificate of Participation
CP      --Commercial Paper
CTF     --Common Trust Fund
DW&P    --Department of Water & Power
DWR     --Department of Water Resources
ECFA    --Educational & Cultural Facilities Authority
EDFA    --Economic Development Finance Authority
ETET    --Eagle Tax-Exempt Trust
FFCB    --Federal Farm Credit Bank
FGIC    --Financial Guaranty Insurance Corporation
FHA     --Federal Housing Authority
FHAG    --Federal Housing Agency
FHLB    --Federal Home Loan Bank
FHLMC   --Federal Home Loan Mortgage Corporation
FNMA    --Federal National Mortgage Association
GDR     --Global Depositary Receipt
GNMA    --Government National Mortgage Association
GO      --General Obligation
HCFR    --Healthcare Facilities Revenue
HEFA    --Health & Educational Facilities Authority
HEFAR   --Higher Education Facilities Authority Revenue
HFA     --Housing Finance Authority
HFFA    --Health Facilities Financing Authority
IDA     --Industrial Development Authority
IDAG    --Industrial Development Agency
IDR     --Industrial Development Revenue
LIBOR   --London Interbank Offered Rate
LLC     --Limited Liability Corporation
LOC     --Letter of Credit
LP      --Limited Partnership
MBIA    --Municipal Bond Insurance Association
MFHR    --Multi-Family Housing Revenue
MTN     --Medium Term Note
MUD     --Municipal Utility District
PCFA    --Pollution Control Finance Authority
PCR     --Pollution Control Revenue
PFA     --Public Finance Authority
PFFA    --Public Facilities Financing Authority
plc     --Public Limited Company
PSFG    --Public School Fund Guaranty
R&D     --Research & Development
RDA     --Redevelopment Authority
RDFA    --Redevelopment Finance Authority
REITS   --Real Estate Investment Trusts
SFHR    --Single Family Housing Revenue
SFMR    --Single Family Mortgage Revenue
SLMA    --Student Loan Marketing Association
TBA     --To Be Announced
TRAN    --Tax Revenue Anticipation Notes
USD     --Unified School District
XLCA    --XL Capital Assurance

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

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

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

[LOGO]
WELLS  ADVANTAGE
FARGO  FUNDS

More information about WELLS FARGO ADVANTAGE FUNDS(SM) is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com
Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member NASD/SIPC, an affiliate of Wells Fargo & Company.

                -----------------------------------------------------
                NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
                -----------------------------------------------------

--------------------------------------------------------------------------------
(C) 2007 Wells Fargo  |  www.wellsfargo.com/advantagefunds   |      103490 04-07
Funds Management,     |                                      |  AMMI/AR006 02/07
LLC. All rights
reserved.

                                                           [LOGO]
                                                           ---------------------
                                                           WELLS  ADVANTAGE
                                                           FARGO  FUNDS
                                                           ---------------------

--------------------------------------------------------------------------------
                                           FEBRUARY 28, 2007
--------------------------------------------------------------------------------

                                           Annual Report
[GRAPHIC OMITTED]
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND

                       WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

Table of Contents

Letter to Shareholders ....................................................    1
--------------------------------------------------------------------------------
Money Market Overview .....................................................    2
--------------------------------------------------------------------------------
Performance Highlights
--------------------------------------------------------------------------------
   Liquidity Reserve Money Market Fund ....................................    3
Fund Expenses (Unaudited) .................................................    4
--------------------------------------------------------------------------------
Portfolio of Investments
--------------------------------------------------------------------------------
   Liquidity Reserve Money Market Fund ....................................    5
Financial Statements
--------------------------------------------------------------------------------
   Statement of Assets and Liabilities ....................................   10
   Statement of Operations ................................................   11
   Statements of Changes in Net Assets ....................................   12
   Financial Highlights ...................................................   14
Notes to Financial Statements .............................................   16
--------------------------------------------------------------------------------
Report of Independent Registered Public Accounting Firm ...................   19
--------------------------------------------------------------------------------
Other Information (Unaudited) .............................................   20
--------------------------------------------------------------------------------
List of Abbreviations .....................................................   23
--------------------------------------------------------------------------------

                -------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
                -------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS

                       WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      Enclosed please find your WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND annual report for the 12-month period that ended February 28, 2007. On the following pages, you will find a discussion of the Fund, including performance highlights, information about the Fund holdings, and the portfolio manager's strategic outlook.

REVIEW OF THE ECONOMY
--------------------------------------------------------------------------------

      The economy weathered several starts and stops during the period. By the second quarter of 2006, the U.S. economy was showing signs of slowing down. The housing market became sluggish, with mortgage applications falling and homes staying on the market for longer periods. Consumer confidence weakened, and the potential for inflation was hard to gauge. By the end of June 2006, real Gross Domestic Product (GDP) had slowed to 2.9%, driven mostly by a falloff in consumer spending from an unsustainable pace that had been set early in 2006. Other indicators, however, remained encouraging. Capital spending and the manufacturing sector continued to perform well. Most labor markets also remained healthy. These mixed economic indicators during the first six months of the period made it difficult to speculate about the Fed's next move in terms of raising or lowering the Federal funds rate.

      Then at its meeting on August 8, 2006, the Fed decided to leave the Federal funds rate unchanged at 5.25%. This decision signaled a stop to 17 consecutive interest rate hikes that began in June 2004. The Fed's pause in raising interest rates continued throughout the second half of the 12-month period and helped to keep mortgage interest rates near historic lows. During the second half of the reporting period, the economy slowed further, with growth in real GDP holding at around 2% by the end of the 12-month period and the unemployment rate staying at 4.5%. Household spending was sustained by healthy labor markets, solid growth in household incomes, and gains in net worth stemming from the strength in stock prices. Business spending strengthened in response to a steady outlook for sales and profits.

MONEY MARKET CURVE WAS RELATIVELY STABLE DURING THE PERIOD
--------------------------------------------------------------------------------

      Once it was clear that the Fed was taking a break from raising the Federal funds rate, market sentiment shifted a few times between caution and confidence. During this time of adjustment, the one-year money market rates moved from a high of 5.75% in July 2006 to a low of 5.11% by December 2006. They ended the period at the close of February 2007 at 5.24%, which represented an increase of approximately 0.74% when compared to the 4.50% money market rate reported at the beginning of the period in March 2006.

PLANNING AHEAD
--------------------------------------------------------------------------------

      As the reporting period came to a close, it was difficult to anticipate what the next move by the Fed might be, given the fact that economic activity was clearly slowing down. The uncertainty of future Fed action combined with other market forces supports our belief that successful investing includes a balanced approach of owning a diversified portfolio while keeping a long-term perspective. While diversification may not prevent losses in a downturn, it may help reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 120 Funds that cover a broad spectrum of investment styles and asset classes. Each Fund is managed according to a disciplined approach to investing that features the strategic thinking of portfolio managers chosen for their in-depth knowledge and methodology. We believe that our insistence on seeking money managers who share our dedication to pursuing consistent long-term results offers you a way to navigate changing market conditions and move forward with your financial planning.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND

                                                           MONEY MARKET OVERVIEW
--------------------------------------------------------------------------------

MONEY MARKET OVERVIEW

      This annual report covers the 12-month period from March 1, 2006, through February 28, 2007.

PRIME MONEY MARKET SECURITIES
--------------------------------------------------------------------------------

      After raising the target Federal funds rate by 0.25% at 17 consecutive meetings between June 2004 and June 2006, the Fed stopped raising the rate at its August 2006 meeting and held it steady at 5.25% through the end of the 12-month period. The money market yield curve was relatively flat during this time. Once it was clear that the Fed was taking a break from raising the Federal funds rate, the three-month London Inter-Bank Offered Rate (LIBOR) stabilized just under 5.40%. The money market yield curve responded to the volatility in the long-term U.S. bond market, and similar variation was reflected in the one-year LIBOR. As market sentiment moved from caution to ease to a steady outlook and then back to caution again, the one-year rates shifted between a high of 5.75% in July 2006 and a low of 5.11% in early December, back up to 5.40% in January 2007, and finally ended the period at 5.24%.

      Our strategy calls for us to adjust the duration of the portfolio's assets in light of the current trend in interest rates. Consequently, we decreased the portion of the Fund's portfolio in very short-term instruments as the direction of rates has changed, which resulted in an increase to the Funds' weighted average maturity.

      At period-end, approximately 46% of the Fund's assets matured within 14 days, down from approximately 58% a year ago. Because the direction of rates turned sideways rather than higher, we have not aggressively purchased longer-dated securities, and neither did we pursue a barbell strategy that would have maturation concentrated in two extremes. For example, we increased the percentage of the Fund's portfolio maturing between 90 and 180 days (our middle range) from about 4% at the end of February 2006 to 5% by the end of February 2007. Likewise, variable rate issues, which offer the interest rate sensitivity of fixed-rate instruments of shorter maturities but at a somewhat better yield, were increased from 21% to 32%.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------

      While the Fed continues to express more concern about inflation and sees "firmer economic growth," the market's perception is that the economy is weakening. The market has vacillated between expecting and not expecting the Fed to cut the Federal funds target interest rate sometime during the first half of 2007.

      In response, the Fed has reiterated at the conclusion of its last five meetings that "the extent and timing of any additional firming will depend on the outlook for both inflation and economic growth." We believe that the next move by the Fed will be in the second half of 2007 and that to the surprise of the market, that move will be to increase the Federal funds rate instead of decreasing it. If that happens, it is not certain that all money market rates would resume their upward trend. Instead, rates may remain stable or even fall somewhat. We conclude that our prudent policy of modestly and opportunistically extending the Fund's average maturity is the best course at this time.

      AN INVESTMENT IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

--------------------------------------------------------------------------------

  The views expressed are as of February 28, 2007, and are those of the Fund's manager.The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND.

PERFORMANCE HIGHLIGHTS

                       WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND (the Fund) seeks current income, while preserving capital and liquidity.

ADVISER                                 SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGER                            FUND INCEPTION DATE
   David D. Sylvester                      07/31/2002

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------

                                               6-Month*   1-Year   Life of Fund
--------------------------------------------------------------------------------
Liquidity Reserve Money Market Fund              2.31      4.55        1.86
--------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

FUND YIELD SUMMARY 1 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------
   7-Day Current Yield                                                    4.62%
--------------------------------------------------------------------------------
   7-Day Compound Yield                                                   4.73%
--------------------------------------------------------------------------------
   30-Day Simple Yield                                                    4.62%
--------------------------------------------------------------------------------
   30-Day Compound Yield                                                  4.72%

PORTFOLIO COMPOSITION 2 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Floating/Variable Rate Bonds/Notes                 (32%)
Repurchase Agreements                              (13%)
Time Deposits                                      (10%)
Commercial Paper                                   (41%)
Certificates of Deposits                            (3%)
Corporate Bonds                                     (1%)

FUND CHARACTERISTIC 2 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------
   Weighted Average Maturity                                            33 days
--------------------------------------------------------------------------------

MATURITY DISTRIBUTION 2 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Overnight                                          (22%)
 2 - 14 Days                                       (24%)
15 - 29 Days                                       (17%)
30 - 59 Days                                       (17%)
60 - 89 Days                                       (14%)
90 -179 Days                                        (5%)
  270 + Days                                        (1%)

1 The Fund's adviser has committed through June 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders.Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 4.53%.

2 Fund characteristics, portfolio composition and maturity distribution are subject to change.

WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND

                                                       FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2006 to February 28, 2007).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                           Beginning     Ending
                                                            Account      Account      Expenses    Net Annual
                                                             Value        Value     Paid During     Expense
                                                          09/01/2006   02/28/2007     Period*        Ratio
Liquidity Reserve Money Market Fund
-------------------------------------------------------------------------------------------------------------
Actual                                                    $ 1,000.00   $ 1,023.10      $ 3.81        0.76%
-------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                  $ 1,000.00   $ 1,021.03      $ 3.81        0.76%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account multiplied by the number of days value over the period, in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period.)

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                       WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

   LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
ASSET BACKED SECURITIES - 0.55%
$ 8,000,000  ARKLE MASTER ISSUER PLC+/-++                                              5.30%        11/19/2007    $    8,000,000
  7,840,628  FORD CREDIT AUTO OWNER TRUST++                                            5.36         12/15/2007         7,840,628
  3,729,964  USAA AUTO OWNER TRUST                                                     5.34         12/13/2007         3,729,964

TOTAL ASSET BACKED SECURITIES (COST $19,570,592)                                                                      19,570,592
                                                                                                                  --------------

CERTIFICATES OF DEPOSIT - 3.06%
  7,000,000  CALYON NEW YORK SERIES YCD+/-                                             5.30         09/13/2007         6,998,971
  8,000,000  CALYON NEW YORK SERIES YCD1+/-                                            5.34         06/20/2007         8,000,124
 10,000,000  CREDIT AGRICOLE INDO NEW YORK SERIES YCD+/-                               5.29         06/28/2007         9,998,667
 19,000,000  DEUTSCHE BANK (NEW YORK)                                                  5.35         08/08/2007        19,000,000
 30,000,000  DEUTSCHE BANK (NEW YORK)                                                  5.40         12/12/2007        30,000,000
  7,000,000  HBOS TREASURY SERVICES (NEW YORK)                                         5.35         07/31/2007         7,000,000
 20,000,000  IXIS CORPORATION & INVESTMENT BANK                                        5.32         07/09/2007        20,000,000
  8,000,000  IXIS CORPORATION & INVESTMENT BANK                                        5.35         07/31/2007         8,000,000

TOTAL CERTIFICATES OF DEPOSIT (COST $108,997,762)                                                                    108,997,762
                                                                                                                  --------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.20%
  7,221,838  PARAGON MORTGAGES PLC+/-++                                                5.30         03/15/2007         7,221,838

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $7,221,838)                                                            7,221,838
                                                                                                                  --------------

COMMERCIAL PAPER - 41.77%
 23,000,000  ALPINE SECURITIZATION CORPORATION++^                                      5.27         03/05/2007        22,986,532
 43,000,000  ALPINE SECURITIZATION CORPORATION++^                                      5.27         03/06/2007        42,968,526
 30,000,000  AMSTEL FUNDING CORPORATION++^                                             5.25         05/02/2007        29,728,750
 10,000,000  AMSTERDAM FUNDING CORPORATION++^                                          5.19         05/15/2007         9,891,875
 38,250,000  APRECO LLC++^                                                             5.26         03/21/2007        38,138,225
  6,000,000  APRECO LLC++^                                                             5.25         04/05/2007         5,969,375
  4,708,000  AQUINAS FUNDING LLC++^                                                    5.19         04/04/2007         4,684,923
 10,000,000  AQUINAS FUNDING LLC++^                                                    5.25         04/24/2007         9,921,250
  7,000,000  AQUINAS FUNDING LLC++^                                                    5.21         07/09/2007         6,868,303
  8,000,000  ATLAS CAPITAL FUNDING CORPORATION++^                                      5.24         03/14/2007         7,984,862
  5,000,000  ATLAS CAPITAL FUNDING CORPORATION++^                                      5.21         04/09/2007         4,971,779
 10,000,000  ATOMIUM FUNDING LLC++^                                                    5.26         04/02/2007         9,953,244
  9,000,000  ATOMIUM FUNDING LLC++^                                                    5.26         04/16/2007         8,939,510
  5,000,000  BARTON CAPITAL LLC++^                                                     5.27         03/13/2007         4,991,217
 15,000,000  BASF AG++^                                                                5.23         03/13/2007        14,973,850
 17,000,000  BEAR STEARNS COMPANIES INCORPORATED+/-                                    5.30         10/19/2007        17,000,000
 56,000,000  BUCKINGHAM CDO III LLC++^                                                 5.28         03/23/2007        55,819,307
  9,000,000  CAIRN HIGH GRADE FUNDING I LLC++^                                         5.27         03/21/2007         8,973,650
 24,500,000  CAIRN HIGH GRADE FUNDING I LLC++^                                         5.25         05/24/2007        24,199,875
 10,000,000  CEDAR SPRINGS CAPITAL COMPANY++^                                          5.27         03/08/2007         9,989,753
 15,214,000  CEDAR SPRINGS CAPITAL COMPANY++^                                          5.28         03/12/2007        15,189,455
 10,000,000  CEDAR SPRINGS CAPITAL COMPANY++^                                          5.22         03/15/2007         9,979,700
 21,333,000  CEDAR SPRINGS CAPITAL COMPANY++^                                          5.30         03/20/2007        21,273,327
  4,000,000  CEDAR SPRINGS CAPITAL COMPANY++^                                          5.27         04/11/2007         3,975,992
 10,550,000  CEDAR SPRINGS CAPITAL COMPANY++^                                          5.26         05/08/2007        10,445,180
 23,000,000  CHARTA LLC++^                                                             5.26         03/12/2007        22,963,034
  8,000,000  CHEYNE FINANCE LLC++^                                                     5.25         04/03/2007         7,961,500
  2,000,000  CHEYNE FINANCE LLC++^                                                     5.22         04/10/2007         1,988,400

WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
COMMERCIAL PAPER (CONTINUED)
$10,000,000  CHEYNE FINANCE LLC++^                                                     5.24%        05/23/2007    $    9,879,189
 15,000,000  CHEYNE FINANCE LLC++^                                                     5.22         06/21/2007        14,756,400
  6,000,000  CHEYNE FINANCE LLC++^                                                     5.21         07/19/2007         5,878,433
  7,500,000  CHEYNE FINANCE LLC++^                                                     5.21         08/23/2007         7,310,052
 11,000,000  CONCORD MINUTEMEN CAPITAL COMPANY+/-++                                    5.30         03/06/2008        11,000,000
 20,000,000  CONCORD MINUTEMEN CAPITAL COMPANY+/-++                                    5.30         03/14/2008        20,000,000
 17,000,000  CRC FUNDING LLC++^                                                        5.26         03/26/2007        16,937,962
 20,000,000  CROWN POINT CAPITAL COMPANY++^                                            5.21         03/14/2007        19,962,372
 43,671,000  CROWN POINT CAPITAL COMPANY++^                                            5.25         04/18/2007        43,365,303
  7,000,000  CULLINAN FINANCE CORPORATION++^                                           5.21         04/25/2007         6,944,335
 35,000,000  DANSKE CORPORATION++^                                                     5.17         04/10/2007        34,798,944
 30,000,000  DEER VALLEY FUNDING LLC++^                                                5.27         04/18/2007        29,789,200
 15,000,000  DEER VALLEY FUNDING LLC++^                                                5.27         04/19/2007        14,892,404
  6,000,000  EUREKA SECURITIZATION++^                                                  5.26         03/22/2007         5,981,590
 10,000,000  FCAR OWNER TRUST SERIES I^                                                5.21         07/27/2007         9,785,811
  3,000,000  FCAR OWNER TRUST SERIES II^                                               5.20         03/23/2007         2,990,467
  3,500,000  FCAR OWNER TRUST SERIES II^                                               5.24         03/23/2007         3,488,792
  5,000,000  FIVE FINANCE INCORPORATED++^                                              5.25         04/04/2007         4,975,208
  6,500,000  FIVE FINANCE INCORPORATED++^                                              5.26         04/10/2007         6,462,011
 10,000,000  FOX TROT CDO LIMITED++^                                                   5.26         04/13/2007         9,937,172
 17,000,000  FOX TROT CDO LIMITED++^                                                   5.26         05/01/2007        16,848,483
 22,000,000  GEMINI SECURITIZATION LLC++^                                              5.25         04/20/2007        21,839,583
 23,836,000  GEMINI SECURITIZATION LLC++^                                              5.25         05/02/2007        23,620,483
 25,000,000  GERMAN RESIDENTIAL FUNDING++^                                             5.23         05/22/2007        24,702,181
 10,000,000  GERMAN RESIDENTIAL FUNDING++^                                             5.25         05/22/2007         9,880,417
 35,000,000  GERMAN RESIDENTIAL FUNDING+/-                                             5.34         11/23/2007        35,000,000
 25,358,000  HUDSON-THAMES LLC++^                                                      5.26         04/17/2007        25,183,861
 20,045,000  IOWA STUDENT LOAN LIQUIDITY COMPANY^                                      5.28         03/13/2007        20,009,721
  5,439,000  IOWA STUDENT LOAN LIQUIDITY COMPANY^                                      5.28         03/28/2007         5,417,462
  7,000,000  IRISH LIFE & PERMANENT PLC++^                                             5.20         07/19/2007         6,858,444
 13,000,000  IRISH LIFE & PERMANENT PLC++^                                             5.20         07/23/2007        12,729,600
 35,000,000  KEEL CAPITAL INCORPORATED++^                                              5.29         03/02/2007        34,994,862
 22,000,000  KESTREL FUNDING US LLC++^                                                 5.25         04/12/2007        21,865,250
 45,000,000  KESTREL FUNDING US LLC++^                                                 5.25         05/14/2007        44,514,375
 60,000,000  KLIO III FUNDING CORPORATION++^                                           5.25         05/07/2007        59,413,750
  4,000,000  LEGACY CAPITAL LLC++^                                                     5.23         03/06/2007         3,997,097
 18,000,000  LEXINGTON PARKER CAPITAL CORPORATION++                                    5.32         03/01/2007        18,000,000
  5,000,000  LEXINGTON PARKER CAPITAL CORPORATION++^                                   5.25         05/03/2007         4,954,063
  8,000,000  LIBERTY HARBOUR II CDO++^                                                 5.27         04/27/2007         7,933,247
 30,000,000  NATIONWIDE BUILDING SOCIETY++^                                            5.20         04/11/2007        29,822,333
 28,908,000  NORTH SEA FUNDING LLC++^                                                  5.25         03/05/2007        28,891,137
  7,500,000  NORTH SEA FUNDING LLC++^                                                  5.21         04/05/2007         7,462,010
 10,000,000  NORTH SEA FUNDING LLC++^                                                  5.25         04/30/2007         9,912,500
 35,000,000  NORTHERN ROCK PLC++^                                                      5.23         05/24/2007        34,572,883
 18,000,000  PERRY GLOBAL FUNDING LLC++^                                               5.20         03/13/2007        17,968,800
 22,000,000  REGENCY MARKETS #1 LLC++^                                                 5.25         04/16/2007        21,852,417
  6,000,000  SAINT GERMAIN HOLDINGS INCORPORATED++^                                    5.27         03/06/2007         5,995,608

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                       WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

   LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
COMMERCIAL PAPER (CONTINUED)
$25,000,000  SAINT GERMAIN HOLDINGS INCORPORATED++^                                    5.27%        03/21/2007    $   24,926,806
 25,000,000  SAINT GERMAIN HOLDINGS INCORPORATED++^                                    5.27         03/23/2007        24,919,486
 12,100,000  STANFIELD VICTORIA FUNDING++^                                             5.27         03/05/2007        12,092,922
 20,000,000  STANFIELD VICTORIA FUNDING++^                                             5.26         03/16/2007        19,956,167
 26,000,000  STANFIELD VICTORIA FUNDING++^                                             5.25         04/25/2007        25,791,458
 15,000,000  STANFIELD VICTORIA FUNDING++^                                             5.21         07/24/2007        14,685,229
  6,000,000  SWEDISH NATIONAL HOUSING FINANCE++^                                       5.20         04/13/2007         5,962,733
 23,250,000  TASMAN FUNDING INCORPORATED++^                                            5.28         03/08/2007        23,226,130
  6,000,000  TIERRA ALTA FUNDING++^                                                    5.27         04/11/2007         5,963,988
 14,900,000  TIERRA ALTA FUNDING++^                                                    5.25         05/16/2007        14,734,858
  8,000,000  VERSAILLES CDS LLC++^                                                     5.28         03/05/2007         7,995,307
 15,250,000  VETRA FINANCE INCORPORATED++^                                             5.26         03/19/2007        15,209,893
  7,500,000  WHITE PINE FINANCE LLC++^                                                 5.27         04/10/2007         7,456,085

TOTAL COMMERCIAL PAPER (COST $1,469,028,668)                                                                       1,469,028,668
                                                                                                                  --------------

CORPORATE BONDS & NOTES - 1.11%
 20,500,000  AMERICAN EXPRESS CENTURION SERIES BKNT+/-                                 5.29         05/22/2007        20,500,000
 18,000,000  BANK OF AMERICA NA+/-                                                     5.32         04/11/2007        18,000,000
  1,000,000  CENTRAL OHIO MEDICAL TEXTILE SERIES 2003+/-@                              5.32         03/01/2023         1,000,000

TOTAL CORPORATE BONDS & NOTES (COST $39,500,000)                                                                      39,500,000
                                                                                                                  --------------
MUNICIPAL BONDS & NOTES - 0.80%
 12,240,000  MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GO UNLIMITED,
             BANK OF AMERICA NA LOC)+/-@                                               5.33         11/01/2028        12,240,000
  7,000,000  NORTH TEXAS HIGHER EDUCATIONAL AUTHORITY INCORPORATED
             SERIES D (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE, AMBAC
             INSURED)+/-@                                                              5.32         12/01/2046         7,000,000
  9,300,000  NORTH TEXAS HIGHER EDUCATIONAL AUTHORITY INCORPORATED
             SERIES D (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE, BANK OF
             AMERICA NA LOC)+/-@                                                       5.32         06/01/2045         9,299,909

TOTAL MUNICIPAL BONDS & NOTES (COST $28,539,909)                                                                      28,539,909
                                                                                                                  --------------

EXTENDABLE BONDS - 12.30%
 10,000,000  AMERICAN GENERAL FINANCE CORPORATION+/-++                                 5.37         03/14/2008        10,000,000
 20,500,000  BANK OF IRELAND+/-++                                                      5.32         03/20/2008        20,500,000
 14,000,000  BEAR STEARNS COMPANIES INCORPORATED+/-                                    5.31         03/14/2008        14,000,000
 25,000,000  BNP PARIBAS SA+/-                                                         5.33         12/16/2007        25,000,000
 29,000,000  DNB NOR BANK ASA+/-++                                                     5.31         03/25/2008        29,000,000
 38,000,000  FLORIDA HURRICANE CATASTROPHE+/-                                          5.33         03/14/2008        38,000,650
 57,400,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-                                   5.45         07/09/2007        57,418,871
 40,000,000  HBOS TREASURY SERVICES PLC SERIES MTN+/-++                                5.29         03/07/2008        40,000,000
 23,000,000  INTESA BANK (IRELAND) PLC+/-++                                            5.32         03/25/2008        23,000,000
 14,000,000  IRISH LIFE & PERMANENT PLC+/-++                                           5.34         03/20/2008        14,000,000
 17,000,000  ISLANDS BANK+/-++                                                         5.39         04/22/2007        17,000,000
 11,000,000  KAUPTHING BANK SERIES MTN+/-++                                            5.40         03/20/2007        11,000,000
 29,000,000  MERRILL LYNCH & COMPANY INCORPORATED+/-                                   5.30         03/24/2008        29,000,000
 15,000,000  MORGAN STANLEY+/-                                                         5.40         03/03/2008        15,000,000
 10,000,000  NATIONWIDE BUILDING SOCIETY+/-++                                          5.37         01/07/2008        10,000,000
  8,000,000  NORDEA BANK AB+/-++                                                       5.30         03/07/2008         8,000,000
 21,000,000  NORDEA BANK AB+/-++                                                       5.33         03/11/2008        21,000,000
 19,000,000  NORTHERN ROCK PLC+/-++                                                    5.44         01/09/2008        19,000,000

WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
EXTENDABLE BONDS (CONTINUED)
$15,000,000  NORTHERN ROCK PLC+/-++                                                    5.38%        02/01/2008    $   15,000,000
  3,000,000  PREMIUM ASSET TRUST+/-++                                                  5.38         03/15/2008         3,000,000
 19,000,000  TOTTA IRELAND PLC+/-++                                                    5.32         03/07/2008        19,000,000

TOTAL EXTENDABLE BONDS (COST $437,919,521)                                                                           437,919,521
                                                                                                                  --------------
MEDIUM TERM NOTES - 15.22%
 12,000,000  ALLSTATE LIFE GLOBAL FUND TRUST+/-                                        5.38         11/14/2007        12,004,145
  6,000,000  AMERICAN HONDA FINANCE CORPORATION+/-++                                   5.32         05/11/2007         5,999,883
 11,000,000  ASIF GLOBAL FINANCING+/-++                                                5.40         05/03/2007        11,001,175
  9,000,000  ATLAS CAPITAL FUNDING CORPORATION+/-++                                    5.31         12/10/2007         9,000,000
 40,300,000  BANK OF AMERICA SECURITIES+/-@(e)                                         5.38                           40,300,000
 64,200,000  BEAR STEARNS COMPANIES INCORPORATED+/-@(e)                                5.43                           64,200,000
  7,000,000  CHEYNE FINANCE LLC+/-++                                                   5.32         05/21/2007         6,999,732
  7,000,000  CHEYNE FINANCE LLC+/-++                                                   5.32         05/24/2007         6,999,683
  8,000,000  CHEYNE FINANCE LLC+/-++                                                   5.33         07/16/2007         7,999,263
 13,000,000  CULLINAN FINANCE CORPORATION+/-++                                         5.32         05/21/2007        12,999,713
 17,000,000  GELAAC PREMIUM ASSET TRUST SERIES 00-7+/-++                               5.73         09/08/2007        17,034,352
 30,000,000  HARRIER FINANCE FUNDING LLC+/-++                                          5.32         05/15/2007        29,999,046
 10,000,000  JACKSON NATIONAL LIFE FUNDING+/-++                                        5.43         04/20/2007        10,001,209
  7,000,000  KESTREL FUNDING US LLC+/-++                                               5.34         09/21/2007         6,999,233
  8,250,000  LEHMAN BROTHERS HOLDINGS+/-                                               5.39         07/19/2007         8,252,971
  4,000,000  LIBERTY LIGHT US CAPITAL+/-++                                             5.51         03/15/2007         4,000,240
  9,000,000  LIBERTY LIGHT US CAPITAL+/-++                                             5.32         07/10/2007         8,999,365
 27,000,000  LIBERTY LIGHT US CAPITAL+/-++                                             5.32         01/04/2008        26,995,563
 12,000,000  LIBERTY LIGHT US CAPITAL+/-++                                             5.32         01/07/2008        11,997,975
  9,000,000  MONUMENT GLOBAL FUNDING II+/-++                                           5.35         12/20/2007         9,000,000
 16,000,000  NATIONWIDE BUILDING SOCIETY+/-++                                          5.46         02/01/2008        16,018,779
 18,000,000  NORTHERN ROCK PLC+/-++                                                    5.49         10/19/2007        18,016,281
 19,500,000  PARCS MASTER TRUST+/-++                                                   5.36         03/20/2007        19,500,000
 19,000,000  PYXIS MASTER TRUST SERIES 2007-1+/-++                                     5.34         12/20/2007        19,000,000
 22,000,000  PYXIS MASTER TRUST SERIES 2007-3+/-++                                     5.37         08/27/2007        22,000,000
 24,000,000  SEDNA FINANCE INCORPORATED+/-++                                           5.32         04/11/2007        24,000,325
 10,000,000  SEDNA FINANCE INCORPORATED+/-++                                           5.32         05/30/2007         9,999,742
  7,000,000  SEDNA FINANCE INCORPORATED+/-++                                           5.32         06/18/2007         6,999,778
 12,000,000  SEDNA FINANCE INCORPORATED+/-++                                           5.32         10/12/2007        11,998,909
 25,000,000  SEDNA FINANCE INCORPORATED+/-++                                           5.32         01/18/2008        24,995,652
 13,000,000  TANGO FINANCE CORPORATION+/-++                                            5.32         05/24/2007        12,999,701
  7,400,000  VETRA FINANCE INCORPORATED+/-++                                           5.32         12/06/2007         7,399,432
  8,000,000  ZELA FINANCE INCORPORATED+/-++                                            5.32         12/07/2007         7,999,382
 30,000,000  ZELA FINANCE INCORPORATED+/-++                                            5.33         01/25/2008        29,997,288

TOTAL MEDIUM TERM NOTES (COST $541,708,817)                                                                          541,708,817
                                                                                                                  --------------

PROMISSORY NOTES - 3.11%
 85,700,000  CITIGROUP GLOBAL+/-@(e)                                                   5.38                           85,700,000
 25,000,000  GOLDMAN SACHS GROUP INCORPORATED+/-++                                     5.38         01/28/2008        25,000,000

TOTAL PROMISSORY NOTES (COST $110,700,000)                                                                           110,700,000
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                       WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

   LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
TIME DEPOSITS - 9.78%
$77,000,000  CALYON                                                                    5.34%        03/01/2007    $   77,000,000
 39,000,000  DANSKE BANK A S (COPENHAGEN)                                              5.34         03/01/2007        39,000,000
 78,000,000  FORTIS BANK (GRAND CAYMAN)                                                5.27         03/06/2007        78,000,000
 77,000,000  ING BANK NV (AMSTERDAM)                                                   5.34         03/01/2007        77,000,000
 77,000,000  SKANDINAV ENSKILDA BANK                                                   5.27         03/05/2007        77,000,000

TOTAL TIME DEPOSITS (COST $348,000,000)                                                                              348,000,000
                                                                                                                  --------------

REPURCHASE AGREEMENTS - 12.70%
 77,000,000  BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
             GOVERNMENT SECURITIES (MATURITY VALUE $77,011,400)                        5.33         03/01/2007        77,000,000
  1,203,000  CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US GOVERNMENT
             SECURITIES (MATURITY VALUE $1,203,178)                                    5.34         03/01/2007         1,203,000
 76,000,000  CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US GOVERNMENT
             SECURITIES (MATURITY VALUE $76,011,337)                                   5.37         03/01/2007        76,000,000
 72,000,000  CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY US GOVERNMENT
             SECURITIES (MATURITY VALUE $72,010,700)                                   5.35         03/01/2007        72,000,000
 68,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
             SECURITIES (MATURITY VALUE $68,010,106)                                   5.35         03/01/2007        68,000,000
 77,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
             SECURITIES (MATURITY VALUE $77,011,272)                                   5.27         03/07/2007        77,000,000
  7,000,000  JPMORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
             SECURITIES (MATURITY VALUE $7,001,040)                                    5.35         03/01/2007         7,000,000
 74,000,000  UBS SECURITIES LLC - 102% COLLATERALIZED BY US GOVERNMENT
             SECURITIES (MATURITY VALUE $74,010,812)                                   5.26         03/01/2007        74,000,000

TOTAL REPURCHASE AGREEMENTS (COST $452,203,000)                                                                      452,203,000
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $3,563,390,107)*                      100.10%                                                               $3,563,390,107

OTHER ASSETS AND LIABILITIES, NET            (0.10)                                                                   (3,572,013)
                                            ------                                                                --------------

TOTAL NET ASSETS                            100.00%                                                               $3,559,818,094
                                            ======                                                                ==============

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(e)   THE SECURITY IS A PRIVATE PLACEMENT WITH NO STATED MATURITY DATE.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND

                          STATEMENT OF ASSETS AND LIABILITIES--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ..............................................................................  $  3,111,187,107
   REPURCHASE AGREEMENTS .......................................................................................       452,203,000
                                                                                                                  ----------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) .............................................................     3,563,390,107
                                                                                                                  ----------------
   CASH ........................................................................................................            50,844
   RECEIVABLES FOR INTEREST ....................................................................................         6,612,287
                                                                                                                  ----------------
TOTAL ASSETS ...................................................................................................     3,570,053,238
                                                                                                                  ----------------
LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED ...........................................................................         7,933,247
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .......................................................         1,294,525
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT .....................................................           674,450
   ACCRUED EXPENSES AND OTHER LIABILITIES ......................................................................           332,922
                                                                                                                  ----------------
TOTAL LIABILITIES ..............................................................................................        10,235,144
                                                                                                                  ----------------
TOTAL NET ASSETS ...............................................................................................  $  3,559,818,094
                                                                                                                  ================

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL .............................................................................................  $  3,559,842,310
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS .......................................................           (24,216)
                                                                                                                  ----------------
TOTAL NET ASSETS ...............................................................................................  $  3,559,818,094
                                                                                                                  ----------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
----------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS ..................................................................................................  $  3,559,818,094
   SHARES OUTSTANDING ..........................................................................................     3,559,842,309
   NET ASSET VALUE AND OFFERING PRICE PER SHARE ................................................................  $           1.00
                                                                                                                  ----------------
INVESTMENTS AT COST ............................................................................................  $  3,563,390,107
                                                                                                                  ================

(1)  EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS--FOR THE YEAR ENDED FEBRUARY 28, 2007

                       WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
    INTEREST....................................................................................................  $    153,317,249
                                                                                                                  ----------------
TOTAL INVESTMENT INCOME ........................................................................................       153,317,249
                                                                                                                  ----------------

EXPENSES
   ADVISORY FEES ...............................................................................................         8,298,697
   ADMINISTRATION FEES .........................................................................................         7,902,357
   CUSTODY FEES ................................................................................................           585,360
   SHAREHOLDER SERVICING FEES ..................................................................................         7,316,998
   ACCOUNTING FEES .............................................................................................           192,558
   PROFESSIONAL FEES ...........................................................................................            46,973
   REGISTRATION FEES ...........................................................................................            28,128
   SHAREHOLDER REPORTS .........................................................................................           821,716
   TRUSTEES' FEES ..............................................................................................             8,599
   OTHER FEES AND EXPENSES .....................................................................................            50,971
                                                                                                                  ----------------
TOTAL EXPENSES .................................................................................................        25,252,357
                                                                                                                  ----------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ................................................................        (3,008,242)
   NET EXPENSES ................................................................................................        22,244,115
                                                                                                                  ----------------
NET INVESTMENT INCOME (LOSS) ...................................................................................       131,073,134
                                                                                                                  ----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .............................................             3,000
                                                                                                                  ----------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ......................................................................             3,000
                                                                                                                  ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS .........................................................             3,000
                                                                                                                  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ................................................  $    131,076,134
                                                                                                                  ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                     FOR THE             FOR THE           FOR THE
                                                                                  YEAR ENDED        PERIOD ENDED        YEAR ENDED
                                                                           FEBRUARY 28, 2007   FEBRUARY 28, 2006    MARCH 31, 2005
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ................................................   $   2,370,307,392   $   1,955,506,015   $ 1,734,451,320

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ........................................         131,073,134          55,295,013        15,102,968
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .............................               3,000               6,287           (29,896)
                                                                           -------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ........         131,076,134          55,301,300        15,073,072
                                                                           -------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME ...............................................        (131,075,220)        (55,295,013)      (15,102,968)
                                                                           -------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ....................................        (131,075,220)        (55,295,013)      (15,102,968)
                                                                           -------------------------------------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD ...........................................       2,916,870,198       1,589,162,639     1,042,114,051
   REINVESTMENT OF DISTRIBUTIONS .......................................         131,075,220          55,294,933        15,102,759
   COST OF SHARES REDEEMED .............................................      (1,858,435,630)     (1,229,662,482)     (836,132,219)
                                                                           -------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ........................................................       1,189,509,788         414,795,090       221,084,591
                                                                           -------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ..................................       1,189,510,702         414,801,377       221,054,695
                                                                           =======================================================
ENDING NET ASSETS ......................................................   $   3,559,818,094   $   2,370,307,392   $ 1,955,506,015
                                                                           =======================================================

SHARES ISSUED AND REDEEMED:
   SHARES SOLD .........................................................       2,916,870,188       1,589,162,639     1,042,114,051
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS ......................         131,075,229          55,294,933        15,102,759
   SHARES REDEEMED .....................................................      (1,858,435,630)     (1,229,662,482)     (836,132,219)
                                                                           -------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ..................................................       1,189,509,787         414,795,090       221,084,591
                                                                           -------------------------------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ..................   $               0   $           2,086   $             0
                                                                           =======================================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND   FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                     NET REALIZED
                                            BEGINNING          NET            AND   DISTRIBUTIONS
                                            NET ASSET   INVESTMENT     UNREALIZED        FROM NET
                                            VALUE PER       INCOME        GAIN ON      INVESTMENT
                                                SHARE        (LOSS)   INVESTMENTS          INCOME
--------------------------------------------------------------------------------------------------
LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------------------------
MARCH 1, 2006 TO FEBRUARY 28, 2007 ......      $ 1.00         0.04           0.00           (0.04)
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ...      $ 1.00         0.03           0.00           (0.03)
APRIL 1, 2004 TO MARCH 31, 2005 .........      $ 1.00         0.01           0.00           (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 .........      $ 1.00         0.00           0.00            0.00
JULY 31, 2002(3) TO MARCH 31, 2003 ......      $ 1.00         0.00           0.00            0.00

(1) DURING EACH PERIOD, VARIOUS FEES AND EXPENSES WERE WAIVED AND REIMBURSED AS INDICATED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO IN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS (NOTE
      3).

(2) TOTAL RETURN CALCULATIONS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR REIMBURSED DURING THE PERIODS SHOWN. RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(3)   COMMENCEMENT OF OPERATIONS.

(4)   THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO FEBRUARY 28.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS   WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                            DISTRIBUTIONS      ENDING     RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                 FROM NET   NET ASSET     -------------------------------------------
                                                 REALIZED   VALUE PER   NET INVESTMENT      GROSS   EXPENSES        NET
                                                    GAINS       SHARE     INCOME (LOSS)  EXPENSES     WAIVED   EXPENSES
------------------------------------------------------------------------------------------------------------------------
LIQUIDITY RESERVE MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------
MARCH 1, 2006 TO FEBRUARY 28, 2007 ......            0.00      $ 1.00             4.48%      0.86%     (0.10)%     0.76%
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ...            0.00      $ 1.00             2.86%      0.95%     (0.11)%     0.84%
APRIL 1, 2004 TO MARCH 31, 2005 .........            0.00      $ 1.00             0.81%      1.12%     (0.12)%     1.00%
APRIL 1, 2003 TO MARCH 31, 2004 .........            0.00      $ 1.00             0.16%      1.19%     (0.19)%     1.00%
JULY 31, 2002(3) TO MARCH 31, 2003 ......            0.00      $ 1.00             0.64%      1.07%     (0.15)%     0.92%

                                                        NET ASSETS AT
                                               TOTAL    END OF PERIOD
                                            RETURN(2)  (000'S OMITTED)
---------------------------------------------------------------------
LIQUIDITY RESERVE MONEY MARKET FUND
---------------------------------------------------------------------
MARCH 1, 2006 TO FEBRUARY 28, 2007 ......       4.55%   $   3,559,818
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ...       2.61%   $   2,370,307
APRIL 1, 2004 TO MARCH 31, 2005 .........       0.80%   $   1,955,506
APRIL 1, 2003 TO MARCH 31, 2004 .........       0.17%   $   1,734,451
JULY 31, 2002(3) TO MARCH 31, 2003 ......       0.46%   $   1,054,549

WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and at February 28, 2007, was comprised of 109 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Liquidity Reserve Money Market Fund.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      The Fund invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

      The amortized cost method is used to value portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund(s) seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

      Investments which are not valued using the method discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications. At February 28, 2007, there are no permanent differences requiring reclassification.

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at February 28, 2007.

      At February 28, 2007, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

                                                                    Capital Loss
Fund                                           Year Expires        Carryforwards
--------------------------------------------------------------------------------
LIQUIDITY RESERVE MONEY MARKET FUND                2013               $ 19,636
                                                   2014                  4,580
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

                       WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS

      The Fund(s) may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC ("Funds Management"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Funds Management. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                         Advisory Fees                                         Subadvisory Fees
                      Average Daily      (% of Average                       Average Daily      (% of Average
Fund                   Net Assets      Daily Net Assets)     Subadviser       Net Assets      Daily Net Assets)
---------------------------------------------------------------------------------------------------------------
LIQUIDITY RESERVE   First $1 billion         0.300         Wells Capital   First $1 billion        0.050
MONEY MARKET FUND   Next $4 billion          0.275         Management      Next $2 billion         0.030
                    Over $5 billion          0.250         Incorporated    Next $3 billion         0.020
                                                                           Over $6 billion         0.010
---------------------------------------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                                    % of Average
Fund                                   Average Daily Net Assets    Daily Net Assets
-----------------------------------------------------------------------------------
LIQUIDITY RESERVE MONEY MARKET FUND        First $5 billion             0.27
                                           Next $5 billion              0.26
                                           Over $10 billion             0.25
-----------------------------------------------------------------------------------

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rate:

                                                               % of Average
Fund                                                         Daily Net Assets
-----------------------------------------------------------------------------
LIQUIDITY RESERVE MONEY MARKET FUND                                0.02
-----------------------------------------------------------------------------

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby the Fund is charged the following annual fees:

                                                               % of Average
Fund                                                         Daily Net Assets
-----------------------------------------------------------------------------
LIQUIDITY RESERVE MONEY MARKET FUND                                0.25
-----------------------------------------------------------------------------

      For the year ended February 28, 2007, shareholder servicing fees paid by the Fund are disclosed on the Statement of Operations.

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the year ended February 28, 2007, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected, if any. Funds Management has committed through June 30, 2007 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Net operating expense ratio during the period was as follows:

                                                                Net Operating
Fund                                                            Expense Ratio
-----------------------------------------------------------------------------
LIQUIDITY RESERVE MONEY MARKET FUND                                 0.76%
-----------------------------------------------------------------------------

4.    DISTRIBUTION TO SHAREHOLDERS
--------------------------------------------------------------------------------

      The tax character of distributions paid during the year ended February 28, 2007, the period ended February 28, 2006, and the year ended March 31, 2005 was as follows:

                                                   Ordinary Income
                                                   ---------------
Fund                                     2007           2006         2005
----------------------------------------------------------------------------
LIQUIDITY RESERVE MONEY MARKET FUND  $131,075,220  $55,295,013   $15,102,968
----------------------------------------------------------------------------

      As of February 28, 2007, the components of distributable earnings on a tax basis are shown on the table below.

                          Undistributed                      Unrealized
                             Ordinary      Undistributed    Appreciation    Capital Loss
Fund                          Income      Long-Term Gain   (Depreciation)   CarryForward     Total
----------------------------------------------------------------------------------------------------
LIQUIDITY RESERVE MONEY
MARKET FUND                     $0              $0               $0           $(24,216)    $(24,216)
----------------------------------------------------------------------------------------------------

5. NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

      In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. In December 2006, the SEC issued a letter allowing for an implementation delay for funds until the last NAV calculation in the first required reporting period for fiscal years beginning after December 15, 2006. As of February 28, 2007, Management does not believe the impact of the adoption of FIN 48 will be material to the financial statements.

      In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of February 28, 2007, Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                       WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

      We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Liquidity Reserve Money Market Fund (the "Fund"), one of the Funds constituting the Wells Fargo Funds Trust, as of February 28, 2007, and the related statements of operations for the year then ended, and statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2007, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Liquidity Reserve Money Market Fund of Wells Fargo Funds Trust as of February 28, 2007, the results of its operations for the year then ended, and changes in its net assets and its financial highlights for the periods presented, in conformity with U.S. generally accepted accounting principles.

                                                                    /s/ KPMG LLP

Philadelphia, Pennsylvania
April 20, 2007

WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND

                                                   OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

            A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or by visiting the SEC Web site at WWW.SEC.GOV.

TAX INFORMATION

            Pursuant to Section 871(k)(1)(C) of the Code, the Fund designates the following amount as interest-related dividends:

Fund                                                               Amount
-----------------------------------------------------------------------------
LIQUIDITY RESERVE MONEY MARKET FUND                            $ 131,075,219
-----------------------------------------------------------------------------

OTHER INFORMATION (UNAUDITED)

                       WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund (except Money Market Funds) is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 144 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

---------------------------------------------------------------------------------------------------------------------
                         POSITION HELD AND         PRINCIPAL OCCUPATIONS DURING
NAME AND AGE             LENGTH OF SERVICE**       PAST FIVE YEARS                              OTHER DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------------------
Thomas S. Goho           Trustee, since 1987       Wake Forest University, Calloway School      None
64                                                 of Business and Accountancy - The Thomas
                                                   Goho Chair of Finance since January
                                                   2006. Associate Professor of Finance
                                                   from 1999-2005.
---------------------------------------------------------------------------------------------------------------------
Peter G. Gordon          Trustee, since 1998       Chairman, CEO and Co-Founder of Crystal      None
64                       (Chairman since 2005)     Geyser Water Company and President of
                         (Lead Trustee since       Crystal Geyser Roxane Water Company.
                         2001)
---------------------------------------------------------------------------------------------------------------------
Richard M. Leach         Trustee, since 1987       Retired. Prior thereto, President of         None
73                                                 Richard M. Leach Associates (a financial
                                                   consulting firm).
---------------------------------------------------------------------------------------------------------------------
Olivia S. Mitchell       Trustee, since 2006       Professor of Insurance and Risk              None
54                                                 Management, Wharton School, University
                                                   of Pennsylvania. Director of the
                                                   Boettner Center on Pensions and
                                                   Retirement Research. Research Associate
                                                   and Board Member, Penn Aging Research
                                                   Center. Research Associate, National
                                                   Bureau of Economic Research.
---------------------------------------------------------------------------------------------------------------------
Timothy J. Penny         Trustee, since 1996       Senior Counselor to the public relations     None
55                                                 firm of Himle-Horner and Senior Fellow
                                                   at the Humphrey Institute, Minneapolis,
                                                   Minnesota (a public policy organization).
---------------------------------------------------------------------------------------------------------------------
Donald C. Willeke        Trustee, since 1996       Principal of the law firm of Willeke &       None
66                                                 Daniels.

WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND

                                                    OTHER INFORMATION(UNAUDITED)
--------------------------------------------------------------------------------

INTERESTED TRUSTEE***

---------------------------------------------------------------------------------------------------------------------
                         POSITION HELD AND         PRINCIPAL OCCUPATIONS DURING
NAME AND AGE             LENGTH OF SERVICE**       PAST FIVE YEARS                              OTHER DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------------------
J. Tucker Morse          Trustee, since 1987       Private Investor/Real Estate                 None
62                                                 Developer. Prior thereto,
                                                   Chairman of Whitepoint Capital, LLC
                                                   until 2004.
---------------------------------------------------------------------------------------------------------------------

OFFICERS

                         POSITION HELD AND         PRINCIPAL OCCUPATIONS DURING
NAME AND AGE             LENGTH OF SERVICE         PAST FIVE YEARS                              OTHER DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------------------
Karla M. Rabusch         President, since 2003     Executive Vice President of Wells Fargo      None
47                                                 Bank, N.A. and President of Wells Fargo
                                                   Funds Management, LLC since 2003.
                                                   Senior Vice President and Chief
                                                   Administrative Officer of Wells Fargo
                                                   Funds Management, LLC from 2001 to
                                                   2003.
---------------------------------------------------------------------------------------------------------------------
C. David Messman         Secretary, since 2000;    Senior Vice President and Secretary of       None
46                       Chief Legal Counsel       Wells Fargo Funds Management, LLC since
                         since 2003                2001. Vice President and Managing Senior
                                                   Counsel of Wells Fargo Bank, N.A. since
                                                   1996.
---------------------------------------------------------------------------------------------------------------------
A. Erdem Cimen           Treasurer, since 2006     Vice President of Financial Operations       None
33                                                 for Wells Fargo Funds Management, LLC
                                                   since 2006. From 2001 to 2006, Vice
                                                   President of Wells Fargo Bank, N.A. and
                                                   Vice President of Wells Fargo Bank, N.A.
                                                   Auto Finance Group. Vice President of
                                                   Portfolio Risk Management for Wells
                                                   Fargo Bank, N.A. Auto Finance Group from
                                                   2004 to 2006.
---------------------------------------------------------------------------------------------------------------------
Dorothy A. Peters        Chief Compliance          Chief Compliance Officer of Wells Fargo      None
45                       Officer, since 2004       Funds Management, LLC since 2004. Chief
                                                   Compliance Officer for Wells Fargo Funds
                                                   Management, LLC from 1997 to 2002. In
                                                   2002, Ms. Peters left Wells Fargo Funds
                                                   Management, LLC to pursue personal goals.
---------------------------------------------------------------------------------------------------------------------

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

 ** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

*** As of February 28, 2007, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

LIST OF ABBREVIATIONS

                       WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

      ABAG  --Association of Bay Area Governments
      ADR   --American Depositary Receipt
      AMBAC --American Municipal Bond Assurance Corporation
      AMT   --Alternative Minimum Tax
      ARM   --Adjustable Rate Mortgages
      BART  --Bay Area Rapid Transit
      CDA   --Community Development Authority
      CDO   --Collateralized Debt Obligation
      CDSC  --Contingent Deferred Sales Charge
      CGIC  --Capital Guaranty Insurance Company
      CGY   --Capital Guaranty Corporation
      COP   --Certificate of Participation
      CP    --Commercial Paper
      CTF   --Common Trust Fund
      DW&P  --Department of Water & Power
      DWR   --Department of Water Resources
      ECFA  --Educational & Cultural Facilities Authority
      EDFA  --Economic Development Finance Authority
      ETET  --Eagle Tax-Exempt Trust
      FFCB  --Federal Farm Credit Bank
      FGIC  --Financial Guaranty Insurance Corporation
      FHA   --Federal Housing Authority
      FHAG  --Federal Housing Agency
      FHLB  --Federal Home Loan Bank
      FHLMC --Federal Home Loan Mortgage Corporation
      FNMA  --Federal National Mortgage Association
      GDR   --Global Depositary Receipt
      GNMA  --Government National Mortgage Association
      GO    --General Obligation
      HCFR  --Healthcare Facilities Revenue
      HEFA  --Health & Educational Facilities Authority
      HEFAR --Higher Education Facilities Authority Revenue
      HFA   --Housing Finance Authority
      HFFA  --Health Facilities Financing Authority
      IDA   --Industrial Development Authority
      IDAG  --Industrial Development Agency
      IDR   --Industrial Development Revenue
      LIBOR --London Interbank Offered Rate
      LLC   --Limited Liability Corporation
      LOC   --Letter of Credit
      LP    --Limited Partnership
      MBIA  --Municipal Bond Insurance Association
      MFHR  --Multi-Family Housing Revenue
      MTN   --Medium Term Note
      MUD   --Municipal Utility District
      PCFA  --Pollution Control Finance Authority
      PCR   --Pollution Control Revenue
      PFA   --Public Finance Authority
      PFFA  --Public Facilities Financing Authority
      plc   --Public Limited Company
      PSFG  --Public School Fund Guaranty
      R&D   --Research & Development
      RDA   --Redevelopment Authority
      RDFA  --Redevelopment Finance Authority
      REITS --Real Estate Investment Trusts
      SFHR  --Single Family Housing Revenue
      SFMR  --Single Family Mortgage Revenue
      SLMA  --Student Loan Marketing Association
      TBA   --To Be Announced
      TRAN  --Tax Revenue Anticipation Notes
      USD   --Unified School District
      XLCA  --XL Capital Assurance

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

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

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

[LOGO]
WELLS  ADVANTAGE
FARGO  FUNDS

More information about WELLS FARGO ADVANTAGE FUNDS(SM) is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com
Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member NASD/SIPC, an affiliate of Wells Fargo & Company.

              -----------------------------------------------------
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
              -----------------------------------------------------

--------------------------------------------------------------------------------
(C) 2007 Wells Fargo     www.wellsfargo.com/advantagefunds          103491 04-07
Funds Management,                                              ALQMM/AR027 02/07
LLC. All rights
reserved.

                                                               [LOGO]
                                                               WELLS ADVANTAGE
                                                               FARGO FUNDS

--------------------------------------------------------------------------------
                                                               FEBRUARY 28, 2007
--------------------------------------------------------------------------------
[GRAPHIC OMITTED]

                                                               Annual Report

--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND(SM)

                               WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

Table of Contents

Letter to Shareholders .................................................       1
--------------------------------------------------------------------------------
Money Market Overview ..................................................       2
--------------------------------------------------------------------------------
Performance Highlights
--------------------------------------------------------------------------------
   Overland Express Sweep Fund .........................................       3
Fund Expenses (Unaudited) ..............................................       4
--------------------------------------------------------------------------------
Portfolio of Investments
--------------------------------------------------------------------------------
   Overland Express Sweep Fund .........................................       5
Financial Statements
--------------------------------------------------------------------------------
   Statement of Assets and Liabilities .................................       9
   Statement of Operations .............................................      10
   Statements of Changes in Net Assets .................................      11
   Financial Highlights ................................................      12
Notes to Financial Statements ..........................................      14
--------------------------------------------------------------------------------
Report of Independent Registered Public Accounting Firm ................      17
--------------------------------------------------------------------------------
Other Information (Unaudited) ..........................................      18
--------------------------------------------------------------------------------
List of Abbreviations ..................................................      21
--------------------------------------------------------------------------------

               -------------------------------------------------
               NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
               -------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS         WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      Enclosed please find your WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND annual report for the 12-month period that ended February 28, 2007. On the following pages, you will find a discussion of the Fund, including performance highlights, information about the Fund holdings, and the portfolio manager's strategic outlook.

REVIEW OF THE ECONOMY
--------------------------------------------------------------------------------

      The economy weathered several starts and stops during the period. By the second quarter of 2006, the U.S. economy was showing signs of slowing down. The housing market became sluggish, with mortgage applications falling and homes staying on the market for longer periods. Consumer confidence weakened, and the potential for inflation was hard to gauge. By the end of June 2006, real Gross Domestic Product (GDP) had slowed to 2.9%, driven mostly by a falloff in consumer spending from an unsustainable pace that had been set early in 2006. Other indicators, however, remained encouraging. Capital spending and the manufacturing sector continued to perform well. Most labor markets also remained healthy. These mixed economic indicators during the first six months of the period made it difficult to speculate about the Fed's next move in terms of raising or lowering the Federal funds rate.

      Then at its meeting on August 8, 2006, the Fed decided to leave the Federal funds rate unchanged at 5.25%. This decision signaled a stop to 17 consecutive interest rate hikes that began in June 2004. The Fed's pause in raising interest rates continued throughout the second half of the 12-month period and helped to keep mortgage interest rates near historic lows. During the second half of the reporting period, the economy slowed further, with growth in real GDP holding at around 2% by the end of the 12-month period and the unemployment rate staying at 4.5%. Household spending was sustained by healthy labor markets, solid growth in household incomes, and gains in net worth stemming from the strength in stock prices. Business spending strengthened in response to a steady outlook for sales and profits.

MONEY MARKET CURVE WAS RELATIVELY STABLE DURING THE PERIOD
--------------------------------------------------------------------------------

      Once it was clear that the Fed was taking a break from raising the Federal funds rate, market sentiment shifted a few times between caution and confidence. During this time of adjustment, the one-year money market rates moved from a high of 5.75% in July 2006 to a low of 5.11% by December 2006. They ended the period at the close of February 2007 at 5.24%, which represented an increase of approximately 0.74% when compared to the 4.50% money market rate reported at the beginning of the period in March 2006.

PLANNING AHEAD
--------------------------------------------------------------------------------

      As the reporting period came to a close, it was difficult to anticipate what the next move by the Fed might be, given the fact that economic activity was clearly slowing down. The uncertainty of future Fed action combined with other market forces supports our belief that successful investing includes a balanced approach of owning a diversified portfolio while keeping a long-term perspective. While diversification may not prevent losses in a downturn, it may help reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 120 Funds that cover a broad spectrum of investment styles and asset classes. Each Fund is managed according to a disciplined approach to investing that features the strategic thinking of portfolio managers chosen for their in-depth knowledge and methodology. We believe that our insistence on seeking money managers who share our dedication to pursuing consistent long-term results offers you a way to navigate changing market conditions and move forward with your financial planning.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND          MONEY MARKET OVERVIEW
--------------------------------------------------------------------------------

MONEY MARKET OVERVIEW

      This annual report covers the 12-month period from March 1, 2006, through February 28, 2007.

PRIME MONEY MARKET SECURITIES
--------------------------------------------------------------------------------

      After raising the target Federal funds rate by 0.25% at 17 consecutive meetings between June 2004 and June 2006, the Fed stopped raising the rate at its August 2006 meeting and held it steady at 5.25% through the end of the 12-month period. The money market yield curve was relatively flat during this time. Once it was clear that the Fed was taking a break from raising the Federal funds rate, the three-month London Inter-Bank Offered Rate (LIBOR) stabilized just under 5.40%. The money market yield curve responded to the volatility in the long-term U.S. bond market, and similar variation was reflected in the one-year LIBOR. As market sentiment moved from caution to ease to a steady outlook and then back to caution again, the one-year rates shifted between a high of 5.75% in July 2006 and a low of 5.11% in early December, back up to 5.40% in January 2007, and finally ended the period at 5.24%.

      Our strategy calls for us to adjust the duration of the portfolio's assets in light of the current trend in interest rates. Consequently, we decreased the portion of the Fund's portfolio in very short-term instruments as the direction of rates has changed, which resulted in an increase to the Fund's weighted average maturity.

      At period-end, approximately 52% of the Fund's assets matured within 14 days, down from approximately 65% a year ago. Because the direction of rates turned sideways rather than higher, we have not aggressively purchased longer-dated securities, and neither did we pursue a barbell strategy that would have maturation concentrated in two extremes. For example, we increased the percentage of the Fund's portfolio maturing between 90 and 180 days (our middle range) from about 2% at the end of February 2006 to 5% by the end of February 2007. Likewise, variable rate issues, which offer the interest rate sensitivity of fixed-rate instruments of shorter maturities but at a somewhat better yield, were increased from 9% to 36%.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------

      While the Fed continues to express more concern about inflation and sees "firmer economic growth," the market's perception is that the economy is weakening. The market has vacillated between expecting and not expecting the Fed to cut the Federal funds target interest rate sometime during the first half of 2007.

      In response, the Fed has reiterated at the conclusion of its last five meetings that "the extent and timing of any additional firming will depend on the outlook for both inflation and economic growth." We believe that the next move by the Fed will be in the second half of 2007 and that to the surprise of the market, that move will be to increase the Federal funds rate instead of decreasing it. If that happens, it is not certain that all money market rates would resume their upward trend. Instead, rates may remain stable or even fall somewhat. We conclude that our prudent policy of modestly and opportunistically extending the Fund's average maturity is the best course at this time.

      AN INVESTMENT IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

--------------------------------------------------------------------------------
      The views expressed are as of February 28, 2007, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND.

PERFORMANCE HIGHLIGHTS         WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND (the Fund) seeks current income, while preserving capital and liquidity.

ADVISER                                SUBADVISER
   Wells Fargo Funds Management, LLC      Wells Capital Management Incorporated

FUND MANAGER                           FUND INCEPTION DATE
   David D. Sylvester                     10/01/1991

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------

                                               6-Month*  1-Year  5-Year  10-Year
--------------------------------------------------------------------------------
Overland Express Sweep Fund                      2.15     4.21    1.59     2.89
--------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

FUND YIELD SUMMARY 1 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------
   7-Day Current Yield                                                     4.31%
--------------------------------------------------------------------------------
   7-Day Compound Yield                                                    4.41%
--------------------------------------------------------------------------------
   30-Day Simple Yield                                                     4.31%
--------------------------------------------------------------------------------
   30-Day Compound Yield                                                   4.39%

PORTFOLIO COMPOSITION 2 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Floating/Variable Rate Notes                                              (36%)
Repurchase Agreements                                                     (13%)
Time Deposits                                                             (10%)
Commercial Paper                                                          (39%)
Certificates of Deposits                                                   (2%)

FUND CHARACTERISTICS 2 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------
   Weighted Average Maturity                                            35 days
--------------------------------------------------------------------------------

MATURITY DISTRIBUTION 2 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Overnight                                                                 (23%)
2-14 Days                                                                 (29%)
15-29 Days                                                                (14%)
30-59 Days                                                                (10%)
60-89 Days                                                                (17%)
90-179 Days                                                                (5%)
270+ Days                                                                  (2%)

--------------------------------------------------------------------------------

1 The Fund's adviser has committed through June 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 4.28%.

      Performance shown for the WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND for periods prior to November 8, 1999 reflects performance of the Stagecoach Overland Express Sweep Fund, its predecessor fund. Performance shown for periods prior to December 15, 1997, reflects performance of the predecessor Overland Express Funds, Inc. portfolio.

2 Fund characteristics, portfolio composition and maturity distribution are subject to change.

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND      FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2006 to February 28, 2007).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                              Beginning     Ending
                                               Account      Account      Expenses    Net Annual
                                                Value        Value     Paid During     Expense
                                             09/01/2006   02/28/2007   the Period*      Ratio
Overland Express Sweep Fund
------------------------------------------------------------------------------------------------
Actual                                       $ 1,000.00    $1,021.50      $ 5.41        1.08%
------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)     $ 1,000.00    $1,019.44      $ 5.41        1.08%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                               WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

   OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

                                                                                                          MATURITY
PRINCIPAL        SECURITY NAME                                                           INTEREST RATE      DATE          VALUE
ASSET BACKED SECURITIES - 0.69%
$    3,000,000   ARKLE MASTER ISSUER PLC+/-++                                                 5.30%      11/19/2007  $    3,000,000
     3,015,626   FORD CREDIT AUTO OWNER TRUST++                                               5.36       12/15/2007       3,015,626
     1,243,321   USAA AUTO OWNER TRUST                                                        5.34       12/13/2007       1,243,321

TOTAL ASSET BACKED SECURITIES (COST $7,258,947)                                                                           7,258,947
                                                                                                                     --------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.18%
     1,925,823   PARAGON MORTGAGES PLC+/-++                                                   5.30       03/15/2007       1,925,823

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $1,925,823)                                                               1,925,823
                                                                                                                     --------------
CERTIFICATES OF DEPOSIT - 1.50%
     5,750,000   DEUTSCHE BANK (NEW YORK)                                                     5.35       08/08/2007       5,750,000
    10,000,000   DEUTSCHE BANK (NEW YORK)                                                     5.40       12/12/2007      10,000,000

TOTAL CERTIFICATES OF DEPOSIT (COST $15,750,000)                                                                         15,750,000
                                                                                                                     --------------
COMMERCIAL PAPER - 38.66%
    15,000,000   ALLIANCE & LEICESTER PLC++^                                                  5.24       03/12/2007      14,976,006
     7,000,000   ALPINE SECURITIZATION CORPORATION++^                                         5.27       03/05/2007       6,995,901
    12,000,000   ALPINE SECURITIZATION CORPORATION++^                                         5.27       03/06/2007      11,991,217
    14,000,000   AMSTERDAM FUNDING CORPORATION++^                                             5.19       05/15/2007      13,848,625
     2,000,000   APRECO LLC++^                                                                5.25       04/05/2007       1,989,792
    13,500,000   ATLAS CAPITAL FUNDING CORPORATION++^                                         5.24       03/14/2007      13,474,455
     3,000,000   ATOMIUM FUNDING LLC++^                                                       5.26       04/16/2007       2,979,837
    12,000,000   ATOMIUM FUNDING LLC++^                                                       5.26       04/26/2007      11,901,813
     5,000,000   BEAR STEARNS COMPANIES INCORPORATED+/-                                       5.30       10/19/2007       5,000,000
     4,000,000   CAIRN HIGH GRADE FUNDING I LLC++^                                            5.27       03/21/2007       3,988,289
     9,000,000   CAIRN HIGH GRADE FUNDING I LLC++^                                            5.26       04/26/2007       8,926,360
    15,000,000   CEDAR SPRINGS CAPITAL COMPANY++^                                             5.23       03/16/2007      14,967,313
     7,000,000   CHEYNE FINANCE LLC++^                                                        5.25       04/03/2007       6,966,313
     2,500,000   CHEYNE FINANCE LLC++^                                                        5.24       05/23/2007       2,469,797
     2,000,000   CHEYNE FINANCE LLC++^                                                        5.21       07/19/2007       1,959,478
    15,000,000   CIT GROUP INCORPORATED++^                                                    5.24       05/23/2007      14,818,783
     5,000,000   CRC FUNDING LLC++^                                                           5.26       03/26/2007       4,981,753
     2,750,000   CULLINAN FINANCE CORPORATION++^                                              5.21       04/25/2007       2,728,132
    10,000,000   DEER VALLEY FUNDING LLC++^                                                   5.27       04/19/2007       9,928,269
     7,000,000   EUREKA SECURITIZATION++^                                                     5.26       03/22/2007       6,978,522
    10,000,000   EUREKA SECURITIZATION++^                                                     5.26       03/23/2007       9,967,856
     5,000,000   FCAR OWNER TRUST I^                                                          5.21       07/27/2007       4,892,906
     5,000,000   FIVE FINANCE INCORPORATED++^                                                 5.25       04/04/2007       4,975,208
    15,000,000   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++^                            5.24       03/20/2007      14,958,517
     9,000,000   GEMINI SECURITIZATION LLC++^                                                 5.25       04/20/2007       8,934,375
    10,000,000   GERMAN RESIDENTIAL FUNDING++^                                                5.23       05/22/2007       9,880,872
    15,000,000   GOVCO INCORPORATED++^                                                        5.18       05/15/2007      14,838,125
    10,740,000   HARRIER FINANCE FUNDING US LLC++^                                            5.22       07/17/2007      10,525,093
    11,831,000   HUDSON-THAMES LLC++^                                                         5.24       06/11/2007      11,655,349
     2,000,000   IRISH LIFE & PERMANENT PLC++^                                                5.20       07/19/2007       1,959,556
     5,000,000   IRISH LIFE & PERMANENT PLC++^                                                5.20       07/23/2007       4,896,000
     3,500,000   KESTREL FUNDING US LLC++^                                                    5.25       04/12/2007       3,478,563
    15,000,000   KESTREL FUNDING US LLC++^                                                    5.25       05/10/2007      14,846,875
     5,000,000   KESTREL FUNDING US LLC++^                                                    5.25       05/14/2007       4,946,042

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

                                                                                                          MATURITY
PRINCIPAL        SECURITY NAME                                                           INTEREST RATE      DATE          VALUE
COMMERCIAL PAPER (CONTINUED)
$    5,000,000   LEXINGTON PARKER CAPITAL CORPORATION++                                       5.32%      03/01/2007  $    5,000,000
     8,600,000   NATIONWIDE BUILDING SOCIETY++^                                               5.24       03/09/2007       8,589,986
    15,000,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION++^                                   5.28       03/12/2007      14,975,823
     9,362,000   NORTH SEA FUNDING LLC++^                                                     5.28       03/23/2007       9,331,792
     3,000,000   REGENCY MARKETS #1 LLC++^                                                    5.25       04/16/2007       2,979,875
     2,000,000   SAINT GERMAIN HOLDINGS INCORPORATED++^                                       5.27       03/06/2007       1,998,536
     5,000,000   SAINT GERMAIN HOLDINGS INCORPORATED++^                                       5.28       03/22/2007       4,984,600
    15,000,000   STANFIELD VICTORIA FUNDING++^                                                5.20       05/09/2007      14,850,500
    10,000,000   STANFIELD VICTORIA FUNDING++^                                                5.21       07/24/2007       9,790,153
    15,000,000   TASMAN FUNDING INCORPORATED++^                                               5.28       03/08/2007      14,984,600
     5,000,000   TEMPO FINANCE CORPORATION++^                                                 5.25       05/17/2007       4,943,854
     8,300,000   TIERRA ALTA FUNDING++^                                                       5.25       05/16/2007       8,208,008
     5,000,000   VERSAILLES CDS LLC++^                                                        5.28       03/08/2007       4,994,867
    14,000,000   VERSAILLES CDS LLC++^                                                        5.25       04/16/2007      13,906,083
     5,000,000   WHITE PINE FINANCE LLC++^                                                    5.27       04/10/2007       4,970,720

TOTAL COMMERCIAL PAPER (COST $407,135,391)                                                                              407,135,389
                                                                                                                     --------------
EXTENDABLE BONDS - 18.76%
    15,000,000   AMERICAN GENERAL FINANCE+/-++                                                5.37       03/14/2008      15,000,000
    15,000,000   BANK OF IRELAND+/-++                                                         5.32       03/20/2008      15,000,000
     5,000,000   BEAR STEARNS COMPANIES INCORPORATED+/-                                       5.31       03/14/2008       5,000,000
    11,000,000   FLORIDA HURRICANE CATASTROPHE+/-                                             5.33       03/14/2008      11,000,211
     5,000,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-                                      5.45       07/09/2007       5,000,000
    15,000,000   ING SECURITY LIFE INSTITUTIONAL FUNDING+/-++                                 5.43       03/07/2008      15,000,000
     4,000,000   INTESA BANK (IRELAND) PLC+/-++                                               5.32       03/25/2008       4,000,000
    15,000,000   IRISH LIFE & PERMANENT PLC+/-++                                              5.34       03/20/2008      15,000,000
    15,000,000   ISLANDS BANK+/-++                                                            5.39       04/22/2007      15,000,000
     3,000,000   KAUPTHING BANK HF SERIES MTN+/-++                                            5.40       03/20/2007       3,000,000
     7,000,000   MERRILL LYNCH & COMPANY INCORPORATED+/-                                      5.30       03/24/2008       7,000,000
    15,000,000   MORGAN STANLEY+/-                                                            5.40       03/03/2008      15,000,000
    15,000,000   NATIONWIDE BUILDING SOCIETY+/-++                                             5.37       01/07/2008      15,000,000
    15,000,000   NORDEA BANK AB+/-++                                                          5.33       03/11/2008      15,000,000
    15,000,000   NORTHERN ROCK PLC+/-++                                                       5.44       01/09/2008      15,000,000
    15,000,000   NORTHERN ROCK PLC+/-++                                                       5.38       02/01/2008      15,000,000
     6,500,000   PREMIUM ASSET TRUST+/-++                                                     5.38       03/15/2008       6,500,000
     6,000,000   TOTTA (IRELAND) PLC+/-++                                                     5.32       03/07/2008       6,000,000

TOTAL EXTENDABLE BONDS (COST $197,500,211)                                                                              197,500,211
                                                                                                                     --------------
MEDIUM TERM NOTES - 13.25%
     5,000,000   ASIF GLOBAL FINANCING+/-++                                                   5.40       05/03/2007       5,000,534
    12,100,000   BANK OF AMERICA SECURITIES+/-@(E)                                            5.38                       12,100,000
    18,500,000   BEAR STEARNS COMPANIES INCORPORATED+/-@(E)                                   5.43                       18,500,000
     9,000,000   CHEYNE FINANCE LLC+/-++                                                      5.32       05/21/2007       8,999,656
     5,000,000   CHEYNE FINANCE LLC+/-++                                                      5.32       05/24/2007       4,999,774
    15,000,000   CULLINAN FINANCE CORPORATION+/-++                                            5.32       05/21/2007      14,999,669
     2,000,000   KESTREL FUNDING US LLC+/-++                                                  5.34       09/21/2007       1,999,781
     5,000,000   LEHMAN BROTHERS HOLDINGS+/-                                                  5.39       07/19/2007       5,001,801
     5,000,000   LIBERTY LIGHT US CAPITAL+/-++                                                5.51       03/15/2007       5,000,300
     5,000,000   NATIONWIDE BUILDING SOCIETY+/-++                                             5.46       02/01/2008       5,005,868

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                               WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

   OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

                                                                                                          MATURITY
PRINCIPAL        SECURITY NAME                                                           INTEREST RATE      DATE          VALUE
MEDIUM TERM NOTES (CONTINUED)
   $ 7,000,000   PARCS MASTER TRUST+/-++                                                      5.36%      03/20/2007  $    7,000,000
    12,000,000   PYXIS MASTER TRUST SERIES 2007-3+/-++                                        5.37       08/27/2007      12,000,000
    14,000,000   SEDNA FINANCE INCORPORATED+/-++                                              5.32       05/21/2007      13,999,652
     5,000,000   SEDNA FINANCE INCORPORATED+/-++                                              5.32       01/18/2008       4,999,130
    10,000,000   TANGO FINANCE CORPORATION+/-++                                               5.32       05/24/2007       9,999,770
     2,400,000   VETRA FINANCE INCORPORATED+/-++                                              5.32       12/06/2007       2,399,816
     2,500,000   ZELA FINANCE INCORPORATED+/-++                                               5.32       12/07/2007       2,499,807
     5,000,000   ZELA FINANCE INCORPORATED+/-++                                               5.33       01/25/2008       4,999,547

TOTAL MEDIUM TERM NOTES (COST $139,505,103)                                                                             139,505,105
                                                                                                                     --------------
MUNICIPAL BONDS & NOTES - 1.11%
     7,195,000   MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GO UNLIMITED,
                 BANK OF AMERICA NA LOC)+/-@                                                  5.33       11/01/2028       7,195,000
     2,500,000   NORTH TEXAS HIGHER EDUCATIONAL AUTHORITY INCORPORATED SERIES D
                 (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE, AMBAC INSURED)+/-@           5.32       12/01/2046       2,500,000
     2,000,000   NORTH TEXAS HIGHER EDUCATIONAL AUTHORITY INCORPORATED SERIES D
                 (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE, BANK OF AMERICA NA           5.32       06/01/2045       1,999,980
                 LOC)+/-@

TOTAL MUNICIPAL BONDS & NOTES (COST $11,694,980)                                                                         11,694,980
                                                                                                                     --------------
PROMISSORY NOTES - 3.39%
    25,700,000   CITIGROUP GLOBAL+/-@(E)                                                      5.38                       25,700,000
    10,000,000   GOLDMAN SACHS GROUP INCORPORATED+/-++                                        5.38       01/28/2008      10,000,000

TOTAL PROMISSORY NOTES (COST $35,700,000)                                                                                35,700,000
                                                                                                                     --------------
TIME DEPOSITS - 9.69%
    23,000,000   CALYON                                                                       5.34       03/01/2007      23,000,000
    11,000,000   DANSKE BANK AS (COPENHAGEN)                                                  5.34       03/01/2007      11,000,000
    23,000,000   FORTIS BANK (GRAND CAYMAN)                                                   5.27       03/06/2007      23,000,000
    23,000,000   ING BANK NV (AMSTERDAM)                                                      5.34       03/01/2007      23,000,000
    22,000,000   SKANDINAV ENSKILDA BANK                                                      5.27       03/05/2007      22,000,000

TOTAL TIME DEPOSITS (COST $102,000,000)                                                                                 102,000,000
                                                                                                                     --------------
REPURCHASE AGREEMENTS - 12.94%
    23,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $23,003,405)                           5.33       03/01/2007      23,000,000
    22,000,000   CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $22,003,282)                           5.37       03/01/2007      22,000,000
       266,000   CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $266,039)                              5.34       03/01/2007         266,000
    21,000,000   CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $21,003,121)                           5.35       03/01/2007      21,000,000
    23,000,000   GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $23,003,367)                           5.27       03/07/2007      23,000,000
    18,000,000   GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $18,002,675)                           5.35       03/01/2007      18,000,000
     6,000,000   JPMORGAN SECURITIES - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $6,000,892)                            5.35       03/01/2007       6,000,000

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

                                                                                                          MATURITY
PRINCIPAL        SECURITY NAME                                                           INTEREST RATE      DATE          VALUE
REPURCHASE AGREEMENTS (CONTINUED)
$23,000,000      UBS SECURITIES LLC - 102% COLLATERALIZED BY US GOVERNMENT SECURITIES
                 (MATURITY VALUE $23,003,361)                                                 5.26%      03/01/2007  $   23,000,000

TOTAL REPURCHASE AGREEMENTS (COST $136,266,000)                                                                         136,266,000
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,054,736,455)*                        100.17%                                                                $1,054,736,455

OTHER ASSETS AND LIABILITIES, NET              (0.17)                                                                    (1,760,691)
                                              ------                                                                 --------------

TOTAL NET ASSETS                              100.00%                                                                $1,052,975,764
                                              ======                                                                 ==============

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(E)   THE SECURITY IS A PRIVATE PLACEMENT WITH NO STATED MATURITY DATE.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES--FEBRUARY 28, 2007

                               WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------

ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ..............................................................................   $   918,470,455
   REPURCHASE AGREEMENTS .......................................................................................       136,266,000
                                                                                                                   ---------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) .............................................................     1,054,736,455
                                                                                                                   ---------------
   CASH ........................................................................................................            50,367
   RECEIVABLES FOR INTEREST ....................................................................................         1,559,625
                                                                                                                   ---------------
TOTAL ASSETS ...................................................................................................     1,056,346,447
                                                                                                                   ---------------
LIABILITIES

   DIVIDENDS PAYABLE ...........................................................................................         2,273,469
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .......................................................           638,820
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT .....................................................           197,120
   ACCRUED EXPENSES AND OTHER LIABILITIES ......................................................................           261,274
                                                                                                                   ---------------
TOTAL LIABILITIES ..............................................................................................         3,370,683
                                                                                                                   ---------------
TOTAL NET ASSETS ...............................................................................................   $ 1,052,975,764
                                                                                                                   ===============

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL .............................................................................................   $ 1,052,975,602
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..................................................................              (172)
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS .......................................................               334
                                                                                                                   ---------------
TOTAL NET ASSETS ...............................................................................................   $ 1,052,975,764
                                                                                                                   ---------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
----------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS ..................................................................................................   $ 1,052,975,764
   SHARES OUTSTANDING ..........................................................................................     1,053,000,514
   NET ASSET VALUE AND OFFERING PRICE PER SHARE ................................................................   $          1.00
                                                                                                                   ---------------
INVESTMENTS AT COST ............................................................................................   $ 1,054,736,455
                                                                                                                   ===============

(1) EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND

                  STATEMENT OF OPERATIONS-- FOR THE YEAR ENDED FEBRUARY 28, 2007
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
   INTEREST ....................................................................................................   $   142,974,031
                                                                                                                   ---------------
TOTAL INVESTMENT INCOME ........................................................................................       142,974,031
                                                                                                                   ---------------
EXPENSES
   ADVISORY FEES ...............................................................................................         7,931,536
   ADMINISTRATION FEES .........................................................................................         7,541,872
   CUSTODY FEES ................................................................................................           558,657
   SHAREHOLDER SERVICING FEES ..................................................................................         6,983,215
   ACCOUNTING FEES .............................................................................................           151,283
   DISTRIBUTION FEES (NOTE 3) ..................................................................................         6,983,215
   PROFESSIONAL FEES ...........................................................................................            24,368
   REGISTRATION FEES ...........................................................................................            14,120
   SHAREHOLDER REPORTS .........................................................................................            34,011
   TRUSTEES' FEES ..............................................................................................             8,599
   OTHER FEES AND EXPENSES .....................................................................................            30,651
                                                                                                                   ---------------
TOTAL EXPENSES .................................................................................................        30,261,527
                                                                                                                   ---------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ................................................................          (164,297)
   NET EXPENSES ................................................................................................        30,097,230
                                                                                                                   ---------------
NET INVESTMENT INCOME (LOSS) ...................................................................................       112,876,801
                                                                                                                   ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .............................................             2,944
                                                                                                                   ---------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ......................................................................             2,944
                                                                                                                   ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS .........................................................             2,944
                                                                                                                   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ................................................   $   112,879,745
                                                                                                                   ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                               WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

                                                                                      FOR THE            FOR THE           FOR THE
                                                                                   YEAR ENDED       PERIOD ENDED        YEAR ENDED
                                                                            FEBRUARY 28, 2007  FEBRUARY 28, 2006    MARCH 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .................................................   $   4,962,680,554  $    4,232,637,847  $  4,477,979,501
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................................         112,876,801         110,058,960        30,955,073
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............................               2,944             119,783           (82,313)
                                                                            --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........         112,879,745         110,178,743        30,872,760
                                                                            --------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME ................................................        (112,900,289)       (110,058,960)      (30,955,073)
   NET REALIZED GAIN ON SALES OF INVESTMENTS ............................              (8,809)                  0           (20,404)
                                                                            --------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .....................................        (112,909,098)       (110,058,960)      (30,975,477)
                                                                            --------------------------------------------------------

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD ............................................       8,326,516,466      12,724,335,448    12,708,074,493
   REINVESTMENT OF DISTRIBUTIONS ........................................          36,873,446          36,143,145         9,950,697
   COST OF SHARES REDEEMED ..............................................     (12,273,065,349)    (12,030,555,669)  (12,963,264,127)
                                                                            --------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS .........................................................      (3,909,675,437)        729,922,924      (245,238,937)
                                                                            --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ...................................      (3,909,704,790)        730,042,707      (245,341,654)
                                                                            --------------------------------------------------------
NET ASSETS:
ENDING NET ASSETS .......................................................   $   1,052,975,764  $    4,962,680,554  $  4,232,637,847
                                                                            ========================================================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD ..........................................................       8,326,516,466      12,724,335,448    12,708,074,494
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS .......................          36,873,446          36,143,145         9,950,697
   SHARES REDEEMED ......................................................     (12,273,065,349)    (12,030,555,669)  (12,963,264,127)
                                                                            --------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ...................................................      (3,909,675,437)        729,922,924      (245,238,936)
                                                                            --------------------------------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ............   $            (172) $           23,317  $           (172)
                                                                            ========================================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                               NET REALIZED
                                                 BEGINNING                              AND   DISTRIBUTIONS
                                                 NET ASSET             NET       UNREALIZED        FROM NET
                                                 VALUE PER      INVESTMENT   GAIN (LOSS) ON      INVESTMENT
                                                     SHARE   INCOME (LOSS)      INVESTMENTS          INCOME
-----------------------------------------------------------------------------------------------------------
OVERLAND EXPRESS SWEEP FUND

MARCH 1, 2006 TO FEBRUARY 28, 2007 ...........       $1.00            0.04             0.00          (0.04)
APRIL 1, 2005 TO FEBRUARY 28, 2006(3) ........       $1.00            0.02             0.00          (0.02)
APRIL 1, 2004 TO MARCH 31, 2005 ..............       $1.00            0.01             0.00          (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 ..............       $1.00            0.00             0.00           0.00
APRIL 1, 2002 TO MARCH 31, 2003 ..............       $1.00            0.01             0.00          (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 ..............       $1.00            0.02             0.00          (0.02)

(1) DURING EACH PERIOD, VARIOUS FEES AND EXPENSES WERE WAIVED AND REIMBURSED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO IN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS.

(2) TOTAL RETURN CALCULATIONS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR REIMBURSED DURING THE PERIODS SHOWN. RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(3)   THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO FEBRUARY 28.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
                               WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

                                  DISTRIBUTIONS     ENDING  RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                       FROM NET  NET ASSET  --------------------------------------------              NET ASSETS AT
                                       REALIZED  VALUE PER  NET INVESTMENT     GROSS  EXPENSES       NET    TOTAL     END OF PERIOD
                                          GAINS      SHARE   INCOME (LOSS)  EXPENSES    WAIVED  EXPENSES   RETURN(2) (000'S OMITTED)
-----------------------------------------------------------------------------------------------------------------------------------
OVERLAND EXPRESS SWEEP FUND

MARCH 1, 2006 TO
   FEBRUARY 28, 2007 ...........           0.00      $1.00           4.04%     1.09%   (0.01)%     1.08%    4.21%        $1,052,976
APRIL 1, 2005 TO
   FEBRUARY 28, 2006(3) ........           0.00      $1.00           2.62%     1.08%    0.00%      1.08%    2.40%        $4,962,681
APRIL 1, 2004 TO
   MARCH 31, 2005 ..............           0.00      $1.00           0.72%     1.17%   (0.10)%     1.07%    0.72%        $4,232,638
APRIL 1, 2003 TO
   MARCH 31, 2004 ..............           0.00      $1.00           0.10%     1.35%   (0.28)%     1.07%    0.10%        $4,477,980
APRIL 1, 2002 TO
   MARCH 31, 2003 ..............           0.00      $1.00           0.52%     1.25%    0.00%      1.25%    0.52%        $5,084,538
APRIL 1, 2001 TO
   MARCH 31, 2002 ..............           0.00      $1.00           2.13%     1.25%    0.00%      1.25%    2.26%        $6,107,675

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at February 28, 2007, was comprised of 109 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Overland Express Sweep Fund.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      The Fund(s) invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

      The amortized cost method is used to value portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund(s) seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

      Investments which are not valued using the method discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications. At February 28, 2007, there are no permanent differences requiring reclassification.

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at February 28, 2007.

REPURCHASE AGREEMENTS

      The Fund(s) may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC ("Funds Management"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

NOTES TO FINANCIAL STATEMENTS
                               WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Funds Management. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                       Advisory Fees                                        Subadvisory Fees
                    Average Daily      (% of Average                       Average Daily      (% of Average
Fund                 Net Assets       Daily Net Assets)   Subadviser        Net Assets      Daily Net Assets)
-------------------------------------------------------------------------------------------------------------
OVERLAND EXPRESS   First $1 billion         0.300        Wells Capital   First $1 billion         0.050
SWEEP FUND          Next $4 billion         0.275           Management    Next $2 billion         0.030
                    Over $5 billion         0.250         Incorporated    Next $3 billion         0.020
                                                                          Over $6 billion         0.010
-------------------------------------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                         Administration Fees
                                                            (% of Average
Fund                          Average Daily Net Assets    Daily Net Assets)
----------------------------------------------------------------------------
OVERLAND EXPRESS SWEEP FUND       First $5 billion              0.27
                                   Next $5 billion              0.26
                                  Over $10 billion              0.25
----------------------------------------------------------------------------

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

                                                              % of Average
Fund                                                        Daily Net Assets
----------------------------------------------------------------------------
OVERLAND EXPRESS SWEEP FUND                                       0.02
----------------------------------------------------------------------------

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                              % of Average
Fund                                                        Daily Net Assets
----------------------------------------------------------------------------
OVERLAND EXPRESS SWEEP FUND                                       0.25
----------------------------------------------------------------------------

      For the year ended February 28, 2007, shareholder servicing fees paid by the Fund are disclosed on the Statement of Operations.

DISTRIBUTION FEES

      The Trust has adopted a Distribution Plan (the "Plan") for the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Fund and paid to Wells Fargo Funds Distributor, LLC at an annual rate of up to 0.25% of average daily net assets.

      For the year ended February 28, 2007, distribution fees incurred are disclosed on the Statement of Operations.

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the year ended February 28, 2007, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected, if any. Funds Management has committed through June 30, 2007 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Net operating expense ratio during the period was as follows:

                                                               Net Operating
Fund                                                           Expense Ratio
----------------------------------------------------------------------------
OVERLAND EXPRESS SWEEP FUND                                       1.08%
----------------------------------------------------------------------------

4. DISTRIBUTION TO SHAREHOLDERS
--------------------------------------------------------------------------------

      The tax character of distributions paid during the year ended February 28, 2007 was as follows:

Fund                          Ordinary Income   Long-Term Capital Gain        Total
---------------------------------------------------------------------------------------
OVERLAND EXPRESS SWEEP FUND    $ 112,902,899           $ 6,199            $ 112,909,098
---------------------------------------------------------------------------------------

      The tax character of distributions paid during the period ended February 28, 2006 was as follows:

Fund                          Ordinary Income   Long-Term Capital Gain        Total
---------------------------------------------------------------------------------------
OVERLAND EXPRESS SWEEP FUND    $ 110,058,960           $ 0                $ 110,058,960
---------------------------------------------------------------------------------------

      The tax character of distributions paid during the year ended March 31, 2005 was as follows:

Fund                          Ordinary Income   Long-Term Capital Gain        Total
---------------------------------------------------------------------------------------
OVERLAND EXPRESS SWEEP FUND    $ 30,975,477            $ 0                $ 30,975,477
---------------------------------------------------------------------------------------

      As of February 28, 2007, the components of distributable earnings on a tax basis are shown on the table below.

                             Undistributed                      Unrealized
                                Ordinary      Undistributed    Appreciation   Capital Loss
Fund                             Income      Long-Term Gain   (Depreciation)  Carryforward      Total
--------------------------------------------------------------------------------------------------------
OVERLAND EXPRESS SWEEP FUND   $ 2,273,631          $ 0              $ 0          $ 0         $ 2,273,631
--------------------------------------------------------------------------------------------------------

5. NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

      In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. In December 2006, the SEC issued a letter allowing for an implementation delay for funds until the last NAV calculation in the first required reporting period for fiscal years beginning after December 15, 2006. As of February 28, 2007, Management does not believe the impact of the adoption of FIN 48 will be material to the financial statements.

      In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of February 28, 2007, Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                               WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND SHAREHOLDERS OF
WELLS FARGO FUNDS TRUST:

      We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Overland Express Sweep Fund (the "Fund"), one of the Funds constituting the Wells Fargo Funds Trust, as of February 28, 2007, and the related statements of operations for the year then ended, and statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2007, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Overland Express Sweep Fund of Wells Fargo Funds Trust as of February 28, 2007, the results of its operations for the year then ended, and changes in its net assets and its financial highlights for the periods presented, in conformity with U.S. generally accepted accounting principles.

                                                                    /s/ KPMG LLP

Philadelphia, Pennsylvania
April 20, 2007

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND
                                                   OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or by visiting the SEC Web site at WWW.SEC.GOV.

TAX INFORMATION

      Pursuant to Section 871(k)(1)(C) of the Code, the Fund designates the following amount as interest-related dividends:

Fund                                                               Amount
----------------------------------------------------------------------------
OVERLAND EXPRESS SWEEP FUND                                    $ 119,185,359
----------------------------------------------------------------------------

      Pursuant to Section 852(b)(3) of the Internal Revenue Code, the Fund designates capital gain dividends as follows:

Fund                                                               Amount
----------------------------------------------------------------------------
OVERLAND EXPRESS SWEEP FUND                                    $       6,199
----------------------------------------------------------------------------

      Pursuant to Section 871(k)(2)(C) of the Internal Revenue Code, the Fund designates the following amount as short-term capital gain dividends for the year:

Fund                                                              Amount
----------------------------------------------------------------------------
OVERLAND EXPRESS SWEEP FUND                                    $       2,610
----------------------------------------------------------------------------

OTHER INFORMATION (UNAUDITED)
                               WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund (except Money Market Funds) is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 144 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

---------------------------------------------------------------------------------------------------------------------------
                              POSITION HELD AND             PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                  LENGTH OF SERVICE**           PAST FIVE YEARS                          OTHER DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------------------------
Thomas S. Goho                Trustee, since 1987           Wake Forest University, Calloway         None
64                                                          School of Business and
                                                            Accountancy -- The Thomas
                                                            Goho Chair of Finance since
                                                            January 2006. Associate Professor
                                                            of Finance from 1999-2005.
---------------------------------------------------------------------------------------------------------------------------
Peter G. Gordon               Trustee, since 1998           Chairman, CEO and Co-                    None
64                            (Chairman since 2005)         Founder of Crystal Geyser
                              (Lead Trustee since           Water Company and President
                              2001)                         of Crystal Geyser Roxane Water
                                                            Company.
---------------------------------------------------------------------------------------------------------------------------
Richard M. Leach              Trustee, since 1987           Retired. Prior thereto, President        None
73                                                          of Richard M. Leach Associates
                                                            (a financial consulting firm).
---------------------------------------------------------------------------------------------------------------------------
Olivia S. Mitchell            Trustee, since 2006           Professor of Insurance and Risk          None
54                                                          Management, Wharton School,
                                                            University of Pennsylvania.
                                                            Director of the Boettner Center
                                                            on Pensions and Retirement
                                                            Research. Research Associate
                                                            and Board Member, Penn Aging
                                                            Research Center. Research
                                                            Associate, National Bureau of
                                                            Economic Research.
---------------------------------------------------------------------------------------------------------------------------
Timothy J. Penny              Trustee, since 1996           Senior Counselor to the public           None
55                                                          relations firm of Himle-Horner
                                                            and Senior Fellow at the
                                                            Humphrey Institute,
                                                            Minneapolis, Minnesota (a pub-
                                                            lic policy organization).
---------------------------------------------------------------------------------------------------------------------------
Donald C. Willeke             Trustee, since 1996           Principal of the law firm of             None
66                                                          Willeke & Daniels.

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND

                                                   OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

INTERESTED TRUSTEE***

---------------------------------------------------------------------------------------------------------------------------
                              POSITION HELD AND             PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                  LENGTH OF SERVICE**           PAST FIVE YEARS                          OTHER DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------------------------
J. Tucker Morse               Trustee, since 1987           Private Investor/Real Estate             None
62                                                          Developer. Prior thereto,
                                                            Chairman of Whitepoint
                                                            Capital, LLC until 2004.
---------------------------------------------------------------------------------------------------------------------------

OFFICERS

---------------------------------------------------------------------------------------------------------------------------
                              POSITION HELD AND             PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                  LENGTH OF SERVICE             PAST FIVE YEARS                          OTHER DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------------------------
Karla M. Rabusch              President, since 2003         Executive Vice President of              None
47                                                          Wells Fargo Bank, N.A. and
                                                            President of Wells Fargo Funds
                                                            Management, LLC since 2003.
                                                            Senior Vice President and Chief
                                                            Administrative Officer of Wells
                                                            Fargo Funds Management, LLC
                                                            from 2001 to 2003.
---------------------------------------------------------------------------------------------------------------------------
C. David Messman              Secretary, since 2000;        Senior Vice President and                None
46                            Chief Legal Counsel           Secretary of Wells Fargo Funds
                              since 2003                    Management, LLC since 2001.
                                                            Vice President and Managing
                                                            Senior Counsel of Wells Fargo
                                                            Bank, N.A. since 1996.
---------------------------------------------------------------------------------------------------------------------------
A. Erdem Cimen                Treasurer, since 2006         Vice President of Financial              None
33                                                          Operations for Wells Fargo
                                                            Funds Management, LLC since
                                                            2006. From 2001 to 2006, Vice
                                                            President of Wells Fargo Bank,
                                                            N.A. and Vice President of Wells
                                                            Fargo Bank, N.A. Auto Finance
                                                            Group. Vice President of Port-
                                                            folio Risk Management for Wells
                                                            Fargo Bank, N.A. Auto Finance
                                                            Group from 2004 to 2006.
---------------------------------------------------------------------------------------------------------------------------
Dorothy A. Peters             Chief Compliance              Chief Compliance Officer of              None
45                            Officer, since 2004           Wells Fargo Funds Management,
                                                            LLC since 2004. Chief
                                                            Compliance Officer for Wells
                                                            Fargo Funds Management, LLC
                                                            from 1997 to 2002. In 2002,
                                                            Ms. Peters left Wells Fargo
                                                            Funds Management, LLC to
                                                            pursue personal goals.

---------------------------------------------------------------------------------------------------------------------------

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

 ** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

*** As of February 28, 2007, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

LIST OF ABBREVIATIONS          WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

      The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG     --Association of Bay Area Governments
ADR      --American Depositary Receipt
AMBAC    --American Municipal Bond Assurance Corporation
AMT      --Alternative Minimum Tax
ARM      --Adjustable Rate Mortgages
BART     --Bay Area Rapid Transit
CDA      --Community Development Authority
CDO      --Collateralized Debt Obligation
CDSC     --Contingent Deferred Sales Charge
CGIC     --Capital Guaranty Insurance Company
CGY      --Capital Guaranty Corporation
COP      --Certificate of Participation
CP       --Commercial Paper
CTF      --Common Trust Fund
DW&P     --Department of Water & Power
DWR      --Department of Water Resources
ECFA     --Educational & Cultural Facilities Authority
EDFA     --Economic Development Finance Authority
ETET     --Eagle Tax-Exempt Trust
FFCB     --Federal Farm Credit Bank
FGIC     --Financial Guaranty Insurance Corporation
FHA      --Federal Housing Authority
FHAG     --Federal Housing Agency
FHLB     --Federal Home Loan Bank
FHLMC    --Federal Home Loan Mortgage Corporation
FNMA     --Federal National Mortgage Association
GDR      --Global Depositary Receipt
GNMA     --Government National Mortgage Association
GO       --General Obligation
HCFR     --Healthcare Facilities Revenue
HEFA     --Health & Educational Facilities Authority
HEFAR    --Higher Education Facilities Authority Revenue
HFA      --Housing Finance Authority
HFFA     --Health Facilities Financing Authority
IDA      --Industrial Development Authority
IDAG     --Industrial Development Agency
IDR      --Industrial Development Revenue
LIBOR    --London Interbank Offered Rate
LLC      --Limited Liability Corporation
LOC      --Letter of Credit
LP       --Limited Partnership
MBIA     --Municipal Bond Insurance Association
MFHR     --Multi-Family Housing Revenue
MTN      --Medium Term Note
MUD      --Municipal Utility District
PCFA     --Pollution Control Finance Authority
PCR      --Pollution Control Revenue
PFA      --Public Finance Authority
PFFA     --Public Facilities Financing Authority
plc      --Public Limited Company
PSFG     --Public School Fund Guaranty
R&D      --Research & Development
RDA      --Redevelopment Authority
RDFA     --Redevelopment Finance Authority
REITS    --Real Estate Investment Trusts
SFHR     --Single Family Housing Revenue
SFMR     --Single Family Mortgage Revenue
SLMA     --Student Loan Marketing Association
TBA      --To Be Announced
TRAN     --Tax Revenue Anticipation Notes
USD      --Unified School District
XLCA     --XL Capital Assurance

THIS PAGE IS INTENTIONALLY LEFT BLANK --

[LOGO] WELLS ADVANTAGE
FARGO FUNDS

More information about WELLS FARGO ADVANTAGE FUNDS(SM) is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com
Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member NASD/SIPC, an affiliate of Wells Fargo & Company.

              -----------------------------------------------------
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
              -----------------------------------------------------

--------------------------------------------------------------------------------
(C) 2007 Wells Fargo      |    www.wellsfargo.com/       |        103492 04-07
Funds Management, LLC.    |      advantagefunds          |     AOEXS/AR011 02/07
All rights reserved.      |                              |

                                                           [LOGO]
                                                           ----------------
                                                           WELLS  ADVANTAGE
                                                           FARGO  FUNDS
                                                           ----------------

--------------------------------------------------------------------------------

[GRAPHIC OMITTED]                                    FEBRUARY 28, 2007

--------------------------------------------------------------------------------

                                                       Annual Report

--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

Wells Fargo Advantage California Tax-Free Money Market Trust
Wells Fargo Advantage Money Market Trust
Wells Fargo Advantage National Tax-Free Money Market Trust

                                       WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

Table of Contents

Letter to Shareholders ....................................................    1
--------------------------------------------------------------------------------
Money Market Overview .....................................................    2
--------------------------------------------------------------------------------
Primary Investments .......................................................    4
--------------------------------------------------------------------------------
Performance Highlights
--------------------------------------------------------------------------------
   California Tax-Free Money Market Trust .................................    5
   Money Market Trust .....................................................    6
   National Tax-Free Money Market Trust ...................................    7
Fund Expenses (Unaudited) .................................................    8
--------------------------------------------------------------------------------
Portfolio of Investments
--------------------------------------------------------------------------------
   California Tax-Free Money Market Trust .................................    9
   Money Market Trust .....................................................   15
   National Tax-Free Money Market Trust ...................................   20
Financial Statements
--------------------------------------------------------------------------------
   Statements of Assets and Liabilities ...................................   27
   Statements of Operations ...............................................   28
   Statements of Changes in Net Assets ....................................   30
   Financial Highlights ...................................................   32
Notes to Financial Statements .............................................   34
--------------------------------------------------------------------------------
Report of Independent Registered Public Accounting Firm ...................   38
--------------------------------------------------------------------------------
Other Information (Unaudited) .............................................   39
--------------------------------------------------------------------------------
List of Abbreviations .....................................................   42
--------------------------------------------------------------------------------

                -------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
                -------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS                 WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      Enclosed please find your WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS annual report for the 12-month period that ended February 28, 2007. On the following pages, you will find a discussion of each Fund, including performance highlights, information about the Fund's holdings, and the portfolio manager's strategic outlook.

REVIEW OF THE ECONOMY
--------------------------------------------------------------------------------

      The economy weathered several starts and stops during the period. By the second quarter of 2006, the U.S. economy was showing signs of slowing down. The housing market became sluggish, with mortgage applications falling and homes staying on the market for longer periods. Consumer confidence weakened, and the potential for inflation was hard to gauge. By the end of June 2006, real Gross Domestic Product (GDP) had slowed to 2.9%, driven mostly by a falloff in consumer spending from an unsustainable pace that had been set early in 2006. Other indicators, however, remained encouraging. Capital spending and the manufacturing sector continued to perform well. Most labor markets also remained healthy. These mixed economic indicators during the first six months of the period made it difficult to speculate about the Fed's next move in terms of raising or lowering the Federal funds rate.

      Then at its meeting on August 8, 2006, the Fed decided to leave the Federal funds rate unchanged at 5.25%. This decision signaled a stop to 17 consecutive interest rate hikes that began in June 2004. The Fed's pause in raising interest rates continued throughout the second half of the 12-month period and helped to keep mortgage interest rates near historic lows. During the second half of the reporting period, the economy slowed further, with growth in real GDP holding at around 2% by the end of the 12-month period and the unemployment rate staying at 4.5%. Household spending was sustained by healthy labor markets, solid growth in household incomes, and gains in net worth stemming from the strength in stock prices. Business spending strengthened in response to a steady outlook for sales and profits.

MONEY MARKET CURVE WAS RELATIVELY STABLE DURING THE PERIOD
--------------------------------------------------------------------------------

      Once it was clear that the Fed was taking a break from raising the Federal funds rate, market sentiment shifted a few times between caution and confidence. During this time of adjustment, the one-year money market rates moved from a high of 5.75% in July 2006 to a low of 5.11% by December 2006. They ended the period at the close of February 2007 at 5.24%, which represented an increase of approximately 0.74% when compared to the 4.50% money market rate reported at the beginning of the period in March 2006.

PLANNING AHEAD
--------------------------------------------------------------------------------

      As the reporting period came to a close, it was difficult to anticipate what the next move by the Fed might be, given the fact that economic activity was clearly slowing down. The uncertainty of future Fed action combined with other market forces supports our belief that successful investing includes a balanced approach of owning a diversified portfolio while keeping a long-term perspective. While diversification may not prevent losses in a downturn, it may help reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 120 Funds that cover a broad spectrum of investment styles and asset classes. Each Fund is managed according to a disciplined approach to investing that features the strategic thinking of portfolio managers chosen for their in-depth knowledge and methodology. We believe that our insistence on seeking money managers who share our dedication to pursuing consistent long-term results offers you a way to navigate changing market conditions and move forward with your financial planning.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS                  MONEY MARKET OVERVIEW
--------------------------------------------------------------------------------

MONEY MARKET OVERVIEW

      This annual report covers the 12-month period from March 1, 2006, through February 28, 2007.

PRIME MONEY MARKET SECURITIES
--------------------------------------------------------------------------------

      After raising the target Federal funds rate by 0.25% at 17 consecutive meetings between June 2004 and June 2006, the Fed stopped raising the rate at its August 2006 meeting and held it steady at 5.25% through the end of the 12-month period. The money market yield curve was relatively flat during this time. Once it was clear that the Fed was taking a break from raising the Federal funds rate, the three-month London Inter-Bank Offered Rate (LIBOR) stabilized just under 5.40%. The money market yield curve responded to the volatility in the long-term U.S. bond market, and similar variation was reflected in the one-year LIBOR. As market sentiment moved from caution to ease to a steady outlook and then back to caution again, the one-year rates shifted between a high of 5.75% in July 2006 and a low of 5.11% in early December, back up to 5.40% in January 2007, and finally ended the period at 5.24%.

      Our strategy calls for us to adjust the duration of the portfolio's assets in light of the current trend in interest rates. Consequently, we decreased the portion of the Fund's portfolio in very short-term instruments as the direction of rates has changed, which resulted in an increase to the Fund's weighted average maturity.

      Because the direction of rates turned sideways rather than higher, we have not aggressively purchased longer-dated securities, and neither did we pursue a barbell strategy that would have maturation concentrated at two extremes. For example, we increased the percentage of the assets in the Fund's portfolios maturing between 90 and 180 days (our middle range). Likewise, variable rate issues, which offer the interest rate sensitivity of fixed-rate instruments of shorter maturities but at a somewhat better yield, were also increased.

TAX-FREE SECURITIES
--------------------------------------------------------------------------------

      During March 2006, strong demand and a lack of supply resulted in weekly variable-rate demand notes (VRDNs) being relatively less attractive than taxable alternatives; this was happening at the same time that cash was pouring into the short end of the municipal bond market in advance of April tax payments. Short-term municipal bond interest rates began to increase as the April 15, 2006, tax payment deadline approached, though money continued to flow into money market funds into the third week of April. After the April tax cycle, rates on VRDNs stabilized. An attempt to push municipal rates much lower in June was met with strong resistance as investors sensitive to interest rates exercised their right to sell VRDNs back to the dealers. By the end of June 2006, rates on VRDN'S increased to levels similar to those during tax season.

      In June, the California note season took a different tone from the previous year. Investors remembered the poor performance of notes in 2005 and were concerned with potential interest rate increases. As a result, they showed little interest in buying notes this year. Dealers had become accustomed to heavy demand for notes even at levels that were relatively expensive. The first notes of the season were offered at 3.48%, just over 63% of the one-year LIBOR, and had to be repriced upward to 3.52%, closer to 64% of the one-year LIBOR. Issuance of nonspecialty state notes (notes issued by states that do not have an income tax) during the period was very light, and clearing levels for national paper were only slightly higher than they were for California paper.

      The yield spread between the general market's VRDNs and California's notes went from around 0.5% to greater than 0.10% in July, moved beyond 0.15% in October, and hit a sustained peak at a spread of around 0.20% by the end of November. As a result, the yield on the general market's VRDNs was 0.20% higher than what they were for California's notes. The spread finally began to lessen in February 2007 but was still 0.10% at the end of the 12-month period. Fixed-rate California paper traded during the period at spreads of 0.10% to 0.15% lower than general market paper of similar quality. The main cause for the disparity seemed to be a reduction in the number of California Revenue Anticipation Notes (RANs) issued. The dollar value of the RANs issued in 2005 that matured at the end of June 2006 was $3 billion. The 2006 RAN issues that will mature in June 2007 were not offered until October 2006, and their dollar value was $1.5 billion, one half of the previous year's value. Retail investor demand was sufficient to absorb the $1.5 billion in notes, and it became unnecessary to offer the notes to institutional investors at the time of issuance.

      Deal issuance was also cut in the general market. What is generally the largest short note issuance of the year, Texas Tax Revenue Anticipation Notes (TRANs), were cut from $6.2 billion down to $4.6 billion. Lack of note supply in the national market also meant that deals such as the Texas TRANs were strongly received by institutional investors who needed fixed-rate paper for their portfolios; these TRANs cleared at around 65% of the corresponding LIBOR rate. The effect was also felt in the tax-exempt commercial paper market, where most of the offerings in the fall of 2006 were priced in the high 3.40% range, even though the Bond Market Association (BMA) frequently reset in the mid 3.50% range.

MONEY MARKET OVERVIEW                  WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

      Overall rates in the short end of the municipal market were less volatile during the last year as measured by the ratio of the weekly BMA Municipal Swap Index to the one-month LIBOR rate. BMA peaked at approximately 75% of one-month LIBOR rate during April 2006 compared to 98% of the one-month LIBOR rate in April 2005. Relative to taxable securities, municipal securities were more expensive during the past year as well. On average, BMA was set at approximately 67.7% of the one-month LIBOR rate during the last year, compared to approximately 72.7% of the one-month LIBOR rate the previous year.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------

      While the Fed continues to express more concern about inflation and sees "firmer economic growth," the market's perception is that the economy is weakening. The market has vacillated between expecting and not expecting the Fed to cut the Federal funds target interest rate sometime during the first half of 2007.

      In response, the Fed has reiterated at the conclusion of its last five meetings that "the extent and timing of any additional firming will depend on the outlook for both inflation and economic growth." We believe that the next move by the Fed will be in the second half of 2007 and that to the surprise of the market, that move will be to increase the Federal funds rate instead of decreasing it. If that happens, it is not certain that all money market rates would resume their upward trend. Instead, rates may remain stable or even fall somewhat. We conclude that our prudent policy of modestly and opportunistically extending the Fund's average maturity is the best course at this time.

      AN INVESTMENT IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

--------------------------------------------------------------------------------
      The views expressed are as of February 28, 2007, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS                  MONEY MARKET OVERVIEW
--------------------------------------------------------------------------------

PRIMARY INVESTMENTS*
--------------------------------------------------------------------------------

                                                        California Tax-Free   Money Market   National Tax-Free
--------------------------------------------------------------------------------------------------------------
    U.S. Treasury Securities                                                       x
--------------------------------------------------------------------------------------------------------------
    Repurchase Agreements                                                          x
--------------------------------------------------------------------------------------------------------------
    U.S. Government Obligations                                                    x
--------------------------------------------------------------------------------------------------------------
    Commercial Paper                                                               x
--------------------------------------------------------------------------------------------------------------
    Certificates Of Deposit/Bankers Acceptance                                     x
--------------------------------------------------------------------------------------------------------------
    Time Deposits                                                                  x
--------------------------------------------------------------------------------------------------------------
    Floating/Variable Rate Notes/Bonds                           x                 x                 x
--------------------------------------------------------------------------------------------------------------
    Mortgage And Asset-Backed Securities                                           x
--------------------------------------------------------------------------------------------------------------
    Corporate Notes/Bonds                                                          x
--------------------------------------------------------------------------------------------------------------
    Municipal Obligations                                        x                                   x
--------------------------------------------------------------------------------------------------------------
    Municipal Commercial Paper                                   x                                   x
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
* The chart highlights some of the primary investments that the Trusts may make as part of their investment strategies. The chart does not identify all of the permitted investments for each Trust.

PERFORMANCE HIGHLIGHTS                 WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST (the
Fund) seeks current income exempt from federal income tax and California individual income tax, while preserving capital and liquidity.

ADVISER                                 SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGER                            FUND INCEPTION DATE
   David D. Sylvester                      05/05/1997

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------

                                                          6-Month*   1-Year   5-Year   Life of Fund
---------------------------------------------------------------------------------------------------
California Tax-Free Money Market Trust                      1.65      3.31     1.78        2.35
---------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

  A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT).

FUND YIELD SUMMARY 1 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------
   7-Day Current Yield                                                     3.39%
--------------------------------------------------------------------------------
   7-Day Compound Yield                                                    3.44%
--------------------------------------------------------------------------------
   30-Day Simple Yield                                                     3.34%
--------------------------------------------------------------------------------
   30-Day Compound Yield                                                   3.39%

PORTFOLIO COMPOSITION 2 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Municipal Commercial Paper                    (8%)
Municipal Bonds                              (92%)

FUND CHARACTERISTICS 2 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------
   Weighted Average Maturity                                            17 days
--------------------------------------------------------------------------------

MATURITY DISTRIBUTION 2 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Overnight                                    (14%)
2-14 Days                                    (74%)
30-59 Days                                    (2%)
60-89 Days                                    (2%)
90-179 Days                                   (8%)

--------------------------------------------------------------------------------
1 The Fund's adviser has committed through June 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 3.38%.

      Performance shown for the WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST for periods prior to November 8, 1999 reflects performance of the Stagecoach California Tax-Free Money Market Trust, its predecessor fund.

2 Fund characteristics, portfolio composition and maturity distribution are subject to change.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS                 PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE MONEY MARKET TRUST

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE MONEY MARKET TRUST (the Fund) seeks current income, while preserving capital and liquidity.

ADVISER                                 SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGER                            FUND INCEPTION DATE
   David D. Sylvester                      09/17/1990

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------

                                                          6-Month*   1-Year   5-Year   10-Year
----------------------------------------------------------------------------------------------
Money Market Trust                                          2.60      5.13     2.53      3.89
----------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

FUND YIELD SUMMARY 1 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------
   7-Day Current Yield                                                     5.19%
--------------------------------------------------------------------------------
   7-Day Compound Yield                                                    5.32%
--------------------------------------------------------------------------------
   30-Day Simple Yield                                                     5.18%
--------------------------------------------------------------------------------
   30-Day Compound Yield                                                   5.30%

PORTFOLIO COMPOSITION 2 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Commercial Paper                              (44%)
Floating & Variable Rate Bonds/Notes          (28%)
Short-Term Corporate Bonds                     (6%)
Repurchase Agreements                         (11%)
Time Deposits                                  (7%)
Municipal Bonds                                (1%)
Certificates of Deposit                        (3%)

FUND CHARACTERISTICS 2 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------
   Weighted Average Maturity                                            34 days
--------------------------------------------------------------------------------

MATURITY DISTRIBUTION 2 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Overnight                                     (19%)
2-14  Days                                    (27%)
15-29 Days                                    (19%)
30-59 Days                                    (15%)
60-89 Days                                    (14%)
90-179 Days                                    (6%)

--------------------------------------------------------------------------------
1 The Fund's adviser has committed through June 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 5.19%. As of February 28, 2007, amounts waived and/or reimbursed did not have a material impact on the Fund's contractual expense ratio, therefore the current yield and the yield without waived fees and/or reimbursed expenses are identical.

      Performance shown for the WELLS FARGO ADVANTAGE MONEY MARKET TRUST FUND for periods prior to November 8, 1999 reflects performance of the Stagecoach Money Market Trust, its predecessor fund.

2 Fund characteristics, portfolio composition and maturity distribution and are subject to change.

PERFORMANCE HIGHLIGHTS                 WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST (the Fund) seeks current income exempt from federal income tax, while preserving capital and liquidity.

ADVISER                                 SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGER                            FUND INCEPTION DATE
   David D. Sylvester                      11/10/1997

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------

                                                          6-Month*   1-Year   5-Year   Life of Fund
---------------------------------------------------------------------------------------------------
National Tax-Free Money Market Trust                        1.71      3.39     1.84        2.48
---------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT).

FUND YIELD SUMMARY 1 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------
   7-Day Current Yield                                                     3.48%
--------------------------------------------------------------------------------
   7-Day Compound Yield                                                    3.54%
--------------------------------------------------------------------------------
   30-Day Simple Yield                                                     3.44%
--------------------------------------------------------------------------------
   30-Day Compound Yield                                                   3.50%

PORTFOLIO COMPOSITION 2 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Municipal Bonds                               (91%)
Municipal Commercial Paper                     (9%)

FUND CHARACTERISTICS 2 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------
   Weighted Average Maturity                                            21 days
--------------------------------------------------------------------------------

MATURITY DISTRIBUTION 2 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Overnight                                      (9%)
2-14 Days                                     (73%)
30-59 Days                                     (7%)
60-89 Days                                     (1%)
90-179 Days                                    (9%)
270+ Days                                      (1%)

--------------------------------------------------------------------------------
1 The Fund's adviser has committed through June 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 3.46%.

      Performance shown for the WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST for periods prior to November 8, 1999, reflects performance of the Stagecoach National Tax-Free Money Market Trust, its predecessor fund.

2 Fund characteristics, portfolio composition and maturity distribution and are subject to change.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS              FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2006 to February 28, 2007).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                Beginning     Ending
                                                                 Account      Account      Expenses      Net Annual
                                                                  Value        Value     Paid During      Expense
                                                               09/01/2006   02/28/2007   the Period(1)     Ratio
Wells Fargo Advantage California Tax-Free Money Market Trust
-------------------------------------------------------------------------------------------------------------------
Actual                                                         $ 1,000.00   $ 1,016.50       $ 1.00         0.20%
-------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                       $ 1,000.00   $ 1,023.80       $ 1.00         0.20%

Wells Fargo Advantage Money Market Trust
-------------------------------------------------------------------------------------------------------------------
Actual                                                         $ 1,000.00   $ 1,026.00       $ 1.00         0.20%
-------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                       $ 1,000.00   $ 1,023.80       $ 1.00         0.20%

Wells Fargo Advantage National Tax-Free Money Market Trust
-------------------------------------------------------------------------------------------------------------------
Actual                                                         $ 1,000.00   $ 1,017.10       $ 1.00         0.20%
-------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                       $ 1,000.00   $ 1,023.80       $ 1.00         0.20%

(1) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                       WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
COMMERCIAL PAPER - 8.34%
$12,700,000  CALIFORNIA STATEWIDE CDA SERIES 05-A                                      3.57%        05/30/2007    $   12,700,000
  2,600,000  CHINO BASIN REGIONAL FINANCE AUTHORITY                                    3.55         05/01/2007         2,600,000
  1,500,000  GOLDEN GATE BRIDGE SERIES A                                               3.48         04/05/2007         1,500,000
  1,800,000  GOLDEN GATE BRIDGE SERIES A                                               3.52         06/07/2007         1,800,000
  4,950,000  GOLDEN GATE BRIDGE SERIES B                                               3.48         04/04/2007         4,950,000
  2,930,000  RIVERSIDE COUNTY CA TEETER FINANCING SERIES B-2                           3.54         05/10/2007         2,930,000
  1,585,000  SAN DIEGO COUNTY REGIONAL TRANSPORTATION SERIES B                         3.50         04/05/2007         1,585,000
    530,000  SAN FRANCISCO PUBLIC UTILITIES COMMISSION                                 3.55         06/06/2007           530,000
  1,500,000  SAN JOAQUIN TRANSPORTATION AUTHORITY                                      3.50         03/14/2007         1,500,000
  3,150,000  SAN JOSE FINANCING AUTHORITY                                              3.43         03/07/2007         3,149,843
  2,070,000  STATE OF CALIFORNIA                                                       3.46         03/09/2007         2,070,000
  1,450,000  STATE OF CALIFORNIA                                                       3.48         04/04/2007         1,450,000
  2,700,000  STATE OF CALIFORNIA                                                       3.50         04/05/2007         2,700,000
  4,800,000  UNIVERSITY OF CALIFORNIA SERIES A                                         3.52         05/15/2007         4,800,000
  3,580,000  UNIVERSITY OF CALIFORNIA SERIES A                                         3.54         05/16/2007         3,580,000

TOTAL COMMERCIAL PAPER (COST $47,844,843)                                                                             47,844,843
                                                                                                                  --------------

MUNICIPAL BONDS & NOTES - 94.34%

CALIFORNIA - 91.47%
  3,000,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA MFHR
             FINE ARTS BUILDING PROJECTS A (HOUSING REVENUE LOC)+/-@                   3.67         07/15/2035         3,000,000
  3,100,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA MFHR
             GAIA BUILDING PROJECT SERIES A COLLATERALIZED BY FNMA (HOUSING
             REVENUE LOC)+/-@                                                          3.67         09/15/2032         3,100,000
  2,175,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA MFHR
             GENEVA POINTE APARTMENTS A (HOUSING REVENUE LOC)+/-@                      3.66         03/15/2037         2,175,000
  2,000,000  ABAG FINANCE AUTHORITY FOR NONPROFIT FAMILY CORPORATIONS CALIFORNIA
             BERKELEYAN PROJECT A (OTHER REVENUE, FNMA INSURED)+/-@                    3.67         05/15/2033         2,000,000
  2,680,000  ABN AMRO MUNITOPS CERTIFICATES TRUST 2000-5 (PORT OAKLAND CA SERIES
             K) (OTHER REVENUE LOC, FGIC INSURED)+/-@++                                3.69         05/07/2008         2,680,000
  1,335,000  ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-40 (PROPERTY TAX REVENUE,
             FIRST SECURITY BANK LOC)+/-@                                              3.66         08/01/2013         1,335,000
  2,400,000  AFFORDABLE HOUSING AGENCY CALIFORNIA MFHR WESTRIDGE HILLTOP SERIES A
             (HOUSING REVENUE LOC)+/-@                                                 3.58         09/15/2033         2,400,000
  2,000,000  ALVORD CA UNIVERSITY SCHOOL DISTRICT FINANCING CORPORATION
             CERTIFICATES PARTICIPATION REFINANCING PROJECT LEASE REVENUE (LEASE
             REVENUE, KBC BANK NV LOC)+/-@                                             3.55         09/01/2019         2,000,000
  1,290,000  APPLE VALLEY CA UNIVERSITY SCHOOL DISTRICT SERIES 524 (PROPERTY TAX
             REVENUE LOC)+/-@                                                          3.65         08/01/2012         1,290,000
    350,000  AZUSA CA PACIFIC GLEN APARTMENTS PROJECT (MFHR, FNMA INSURED)+/-@         3.40         07/15/2015           350,000
  5,250,000  BIG BEAR LAKE CA INDUSTRIAL REVENUE SOUTHWEST GAS CORPORATION
             PROJECT SERIES A (IDR LOC)+/-@                                            3.52         12/01/2028         5,250,000
  9,020,000  CALIFORNIA ADVENTIST HEALTH SYSTEMS SERIES A (HFFA REVENUE, WACHOVIA
             BANK NA LOC)+/-@                                                          3.60         09/01/2025         9,020,000
    500,000  CALIFORNIA ADVENTIST HEALTH SYSTEMS SERIES B (HFFA REVENUE, WACHOVIA
             BANK NA LOC)+/-@                                                          3.60         09/01/2025           500,000
  5,000,000  CALIFORNIA HFA HOME MORTGAGE SERIES D (HOUSING REVENUE, FIRST
             SECURITY BANK LOC)+/-@                                                    3.53         08/01/2033         5,000,000
  2,900,000  CALIFORNIA HFA HOME MORTGAGE SERIES F (HOUSING REVENUE, FORTIS
             BANQUE LOC)+/-@                                                           3.62         02/01/2041         2,900,000
  2,445,000  CALIFORNIA HFA HOME MORTGAGE SERIES F (OTHER REVENUE, LLOYDS BANK
             LOC)+/-@                                                                  3.53         02/01/2037         2,445,000
  4,375,000  CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES E1 (HOUSING REVENUE
             LOC)+/-@                                                                  3.53         02/01/2023         4,375,000
    250,000  CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES E2 (HOUSING REVENUE)
             +/-@                                                                      3.53         02/01/2035           250,000
  2,840,000  CALIFORNIA HFA REVENUE HOUSING PROGRAM SERIES A (HOUSING REVENUE
             LOC)+/-@                                                                  3.53         08/01/2036         2,840,000

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
CALIFORNIA (CONTINUED)
$ 5,845,000  CALIFORNIA HOME MORTGAGE SERIES F (HOUSING REVENUE, FIRST SECURITY
             BANK LOC)+/-@                                                             3.53%        02/01/2022    $    5,845,000
    865,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK IDR FISH HOUSE
             FOODS INCORPORATED PROJECT (ECONOMIC DEVELOPMENT REVENUE, COMERICA
             BANK CA LOC)+/-@                                                          3.56         09/01/2024           865,000
  3,000,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK LYCEE FRANCIAS
             DE LOS ANGELES PROJECT (COLLEGE & UNIVERSITY REVENUE, MELLON BANK
             NA LOC)+/-@                                                               3.50         09/01/2036         3,000,000
  5,000,000  CALIFORNIA PCFA ENVIRONMENTAL IMPROVEMENT REVENUE (IDR LOC)+/-@           3.48         09/01/2017         5,000,000
  3,785,000  CALIFORNIA SCHOOL CASH RESERVE PROGRAM COP SERIES A (GO - SCHOOL
             DISTRICTS)                                                                4.50         07/06/2007         3,797,721
  9,050,000  CALIFORNIA SERIES H (HFFA REVENUE, BANK OF AMERICA LOC)+/-@               3.43         07/01/2035         9,050,000
  1,960,000  CALIFORNIA STATE DAILY KINDERGARTEN UNIVERSITY SERIES B3 (PROPERTY
             TAX REVENUE, CITIBANK NA LOC)+/-@                                         3.67         12/01/2032         1,960,000
  5,000,000  CALIFORNIA STATE DEPARTMENT WATER RESERVE POWER SUPPLY SERIES C13
             (UTILITIES REVENUE, FIRST SECURITY BANK LOC)+/-@                          3.55         05/01/2022         5,000,000
  6,110,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B1 (POWER REVENUE)
             +/-@                                                                      3.53         05/01/2022         6,110,000
 15,725,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C15 (POWER REVENUE,
             BANK OF NOVA SCOTIA LOC)+/-@                                              3.48         05/01/2022        15,725,000
  5,000,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C9 (ELECTRIC
             REVENUE LOC)+/-@                                                          3.58         05/01/2022         5,000,000
  3,000,000  CALIFORNIA STATE DWR POWER SUPPLY SERIES C16 (POWER REVENUE, BANK OF
             NEW YORK LOC)+/-@                                                         3.56         05/01/2022         3,000,000
  1,230,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES F2 (WATER REVENUE,
             JPMORGAN CHASE BANK LOC)+/-@                                              3.51         05/01/2020         1,230,000
  8,440,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES F3 (WATER REVENUE,
             BANK OF NEW YORK LOC)+/-@                                                 3.53         05/01/2021         8,440,000
  5,490,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES F4 (WATER REVENUE,
             BANK OF AMERICA LOC)+/-@                                                  3.53         05/01/2022         5,490,000
    700,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G1 (WATER REVENUE)+/-@        3.61         05/01/2011           700,000
 12,365,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G13 (WATER REVENUE)+/-@       3.48         05/01/2018        12,365,000
  1,500,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G7 (WATER REVENUE)+/-@        3.60         05/01/2017         1,500,000
 12,105,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G8 (WATER REVENUE,
             MBIA INSURED)+/-@                                                         3.56         05/01/2018        12,105,000
  1,810,000  CALIFORNIA STATE ECONOMIC RECOVERY (SALES TAX REVENUE, MBIA
             INSURED)+/-@                                                              3.65         07/01/2014         1,810,000
  5,425,000  CALIFORNIA STATE ECONOMIC RECOVERY REVENUE SERIES C7 (SALES TAX
             REVENUE LOC)+/-@                                                          3.58         07/01/2023         5,425,000
  3,605,000  CALIFORNIA STATE ECONOMIC RECOVERY SERIES C11 (SALES TAX REVENUE
             LOC)+/-@                                                                  3.37         07/01/2023         3,605,000
  1,350,000  CALIFORNIA STATE ECONOMIC RECOVERY SERIES C21 (SALES TAX REVENUE,
             XL CAPITAL ASSURANCE COMPANY INSURED)+/-@                                 3.44         07/01/2023         1,350,000
  1,100,000  CALIFORNIA STATE PUBLIC WORKS BOARD (COLLEGE & UNIVERSITY REVENUE,
             MBIA INSURED)+/-@                                                         3.65         11/01/2023         1,100,000
  5,265,000  CALIFORNIA STATE PUBLIC WORKS BOARD CERTIFICATES SERIES D (LEASE
             REVENUE, AMBAC INSURED)+/-@                                               3.65         12/01/2019         5,265,000
  4,000,000  CALIFORNIA STATE RESOURCE RECOVERY RR II R 6013 (SALES TAX REVENUE,
             FGIC INSURED)+/-@                                                         3.65         07/01/2014         4,000,000
    400,000  CALIFORNIA STATE SERIES A SUBSERIES A3 (OTHER REVENUE, BANK OF
             AMERICA LOC)+/-@                                                          3.43         05/01/2040           400,000
 15,760,000  CALIFORNIA STATE SERIES B SUBSERIES B1 (OTHER REVENUE, BANK OF
             AMERICA LOC)+/-@                                                          3.43         05/01/2040        15,760,000
  9,730,000  CALIFORNIA STATE SERIES B SUBSERIES B6 (OTHER REVENUE, KBC BANK NV
             LOC)+/-@                                                                  3.50         05/01/2040         9,730,000
  6,370,000  CALIFORNIA STATE SERIES B1 (GO - SCHOOL DISTRICTS, BANQUE NATIONALE
             PARIS LOC)+/-@                                                            3.43         05/01/2033         6,370,000
  3,000,000  CALIFORNIA STATE WEEKLY KINDERGARTEN UNIVERSITY PUBLIC A9 (PROPERTY
             TAX REVENUE, CITIBANK NA LOC)+/-@                                         3.58         05/01/2034         3,000,000
  7,780,000  CALIFORNIA STATEWIDE CDA CHADWICK SCHOOL (OTHER REVENUE, ALLIED
             IRISH BANK PLC LOC)+/-@                                                   3.43         10/01/2029         7,780,000
  1,195,000  CALIFORNIA STATEWIDE CDA LA PUENTE APARTMENTS SERIES JJ (MFHR, US
             BANK NA LOC)+/-@                                                          3.64         11/01/2031         1,195,000

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                       WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
CALIFORNIA (CONTINUED)
$ 720,000    CALIFORNIA STATEWIDE CDA LIVERMORE VY ARTS CENTER PROJECT
             (OTHER REVENUE, BANK OF NEW YORK LOC)+/-@                                 3.43%        12/01/2036    $      720,000
  8,200,000  CALIFORNIA STATEWIDE CDA MFHR BYRON PARK PROJECT C+/-@                    3.70         01/20/2031         8,200,000
  1,000,000  CALIFORNIA STATEWIDE CDA MFHR GLEN HAVEN APARTMENTS SERIES AA
             (HOUSING REVENUE LOC)+/-@                                                 3.71         12/01/2011         1,000,000
  4,660,000  CALIFORNIA STATEWIDE CDA MFHR GREENBACK MANOR APARTMENTS SERIES A
             COLLATERALIZED BY FHLB (MFHR LOC)+/-@                                     3.95         02/01/2028         4,660,000
  3,800,000  CALIFORNIA STATEWIDE CDA MFHR SERIES AA (HOUSING REVENUE LOC)+/-@         3.66         04/15/2035         3,800,000
  3,500,000  CALIFORNIA STATEWIDE CDA SERIES A1 (OTHER REVENUE)                        4.50         06/29/2007         3,510,108
  3,500,000  CALIFORNIA STATEWIDE CDA SERIES A4 RIVERSIDE COUNTY (OTHER REVENUE)       4.50         06/29/2007         3,510,447
  2,500,000  CALIFORNIA STATEWIDE CDA STONERIDGE ELK GROVE SERIES Q (HOUSING
             REVENUE, CITIBANK NA LOC)+/-@                                             3.69         10/01/2038         2,500,000
  4,375,000  CALIFORNIA STATEWIDE CDA VILLAGE AT NINTH APARTMENTS SERIES D
             (HOUSING REVENUE, FNMA INSURED)+/-@                                       3.69         11/15/2035         4,375,000
  1,755,000  CAMARILLO CA MFHR HACIENDA DE CAMARILLO PROJECT COLLATERALIZED BY
             FNMA (MFHR LOC)+/-@                                                       3.66         10/15/2026         1,755,000
  2,835,000  CARSON CA RDA SERIES 696 (OTHER REVENUE, AMBAC INSURED)+/-@               3.65         10/01/2041         2,835,000
  2,300,000  COACHELLA VALLEY CA UNIVERSITY SCHOOL FUNDING PROJECT 2006
             (EDUCATIONAL FACILITIES REVENUE, FIRST SECURITY BANK LOC)+/-@             3.57         09/01/2036         2,300,000
  1,300,000  CONTRA COSTA COUNTY CA MFHR DELTA SQUARE APARTMENTS PROJECT SERIES H
             COLLATERALIZED BY FNMA (MFHR LOC)+/-@                                     3.58         10/15/2029         1,300,000
  1,300,000  CONTRA COSTA COUNTY CA MFHR SERIES B COLLATERALIZED BY FNMA
             REMARKETED 09/28/94 (MFHR LOC)+/-@                                        3.45         11/15/2022         1,300,000
    465,000  CORONA CA COP (LEASE REVENUE, MBIA INSURED)+/-@                           3.65         03/01/2011           465,000
  3,000,000  EL CAMINO CA HOSPITAL DISTRICT (PROPERTY TAX REVENUE, MBIA INSURED)
             +/-@                                                                      3.65         08/01/2036         3,000,000
  4,800,000  FREMONT CA TREETOPS APARTMENTS SERIES A (HOUSING REVENUE, FNMA
             INSURED)+/-@                                                              3.66         08/15/2026         4,800,000
  2,350,000  FRESNO CA SEWER REVENUE SUBORDINATE LIEN SERIES A (SEWER REVENUE          3.42         09/01/2025         2,350,000
             LOC)+/-@
  2,900,000  GLENN CA IDA LAND O' LAKES INCORPORATED PROJECT PUTTABLE (IDR LOC)
             +/-@                                                                      3.80         09/01/2007         2,900,000
  5,865,000  GOLDEN WEST CA SCHOOLS FINANCING AUTHORITY (OTHER REVENUE, MBIA
             INSURED)+/-@                                                              3.65         09/01/2025         5,865,000
  1,115,000  HILLSBOROUGH CA COP WATER & SEWER SYSTEMS PROJECTS SERIES A
             (PROPERTY TAX REVENUE, JPMORGAN CHASE BANK LOC)+/-@                       3.61         06/01/2033         1,115,000
  2,000,000  LANCASTER CA REDEVELOPMENT AGENCY MFHR 20TH STREET APARTMENTS PROJECT
             SERIES C (HOUSING REVENUE LOC)+/-@                                        3.58         12/01/2026         2,000,000
  7,725,000  LODI CA ELECTRIC SYSTEMS REVENUE COP (ELECTRIC REVENUE LOC)+/-@           3.42         07/01/2032         7,725,000
    995,000  LONG BEACH CA (HARBOR DEPARTMENT REVENUE, FGIC INSURED)+/-@               3.69         05/15/2017           995,000
  1,580,000  LONG BEACH CA HARBOR REVENUE SERIES 418 (AIRPORT REVENUE LOC,
             FGIC INSURED)+/-@                                                         3.67         05/15/2020         1,580,000
    675,000  LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY MFHR (HOUSING REVENUE
             LOC)+/-@                                                                  3.55         04/01/2030           675,000
  1,725,000  LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY MFHR (HOUSING REVENUE
             LOC)+/-@                                                                  3.67         10/15/2038         1,725,000
    440,000  LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY MFHR WILSHIRE STATION
             APARTMENTS SERIES A (HOUSING REVENUE LOC)+/-@                             3.67         10/15/2038           440,000
 13,000,000  LOS ANGELES CA CONVENTION & EXHIBIT CENTER AUTHORITY SERIES E (LEASE
             REVENUE, AMBAC INSURED)+/-@                                               3.42         08/15/2021        13,000,000
  5,500,000  LOS ANGELES CA POWER SYSTEM SUBSERIES A2 (POWER REVENUE, US BANK NA
             LOC)+/-@                                                                  3.60         07/01/2035         5,500,000
  6,545,000  LOS ANGELES CA POWER SYSTEM SUBSERIES A8 (WATER REVENUE)+/-@              3.58         07/01/2035         6,545,000
  2,412,500  LOS ANGELES CA SERIES 1400 (SEWER REVENUE, MBIA INSURED)+/-@              3.64         06/01/2026         2,412,500
  2,385,000  LOS ANGELES CA SUBSERIES A7 (WATER REVENUE)+/-@                           3.56         07/01/2035         2,385,000
  4,500,000  LOS ANGELES CA SUBSERIES B1 (WATER REVENUE, DEXIA CREDIT LOCAL DE         3.63         07/01/2035         4,500,000
             FRANCE LOC)+/-@
  4,175,000  LOS ANGELES CA TRAN (PROPERTY TAX REVENUE)                                4.50         06/29/2007         4,185,063

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
CALIFORNIA (CONTINUED)
$ 7,000,000  LOS ANGELES CA USD (PROPERTY TAX REVENUE, AMBAC INSURED)+/-@              3.65%        07/01/2026    $    7,000,000
  2,170,000  LOS ANGELES CA USD (PROPERTY TAX REVENUE, FGIC INSURED)+/-@               3.65         07/01/2025         2,170,000
  5,000,000  LOS ANGELES CA WATER & POWER REVENUE SUBSERIES B-8 BANK OF AMERICA
             LOC (POWER REVENUE LOC)+/-@                                               3.61         07/01/2034         5,000,000
  5,730,000  LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR MALIBU CANYON
             APARTMENTS-B (HOUSING REVENUE LOC)+/-@                                    3.47         06/01/2010         5,730,000
  4,025,000  MADERA CA IRRIGATION FINANCING AUTHORITY SERIES A (WATER REVENUE,
             XL CAPITAL ASSURANCE COMPANY INSURED)+/-@                                 3.54         01/01/2036         4,025,000
  3,620,000  MANTECA CA RDA TAX ALLOCATION AMENDED MERGED PROJECT (OTHER REVENUE,
             XL CAPITAL ASSURANCE COMPANY INSURED)+/-@                                 3.54         10/01/2042         3,620,000
  7,975,000  METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE SERIES B4
             (WATER REVENUE, NATIONSBANK NA LOC)+/-@                                   3.41         07/01/2035         7,975,000
  1,230,000  METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE SERIES C
             (WATER REVENUE LOC)+/-@                                                   3.55         07/01/2027         1,230,000
  7,500,000  METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE SERIES C1
             DEXIA LOC (WATER REVENUE LOC)+/-@                                         3.57         07/01/2030         7,500,000
  7,000,000  METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE SERIES C2
             (WATER REVENUE LOC)+/-@                                                   3.52         07/01/2030         7,000,000
  2,555,000  OAKLAND CA SEWER REVENUE SERIES 631 (SEWER REVENUE LOC)+/-@               3.65         06/15/2012         2,555,000
  2,285,000  ONTARIO CA IDA (IDR, BANK OF AMERICA LOC)+/-@                             3.53         04/01/2015         2,285,000
  1,745,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT BLUFFS APARTMENT PROJECT
             SERIES C (HOUSING REVENUE, FHLMC INSURED)+/-@                             3.58         12/01/2029         1,745,000
  3,000,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT ISSUE G SERIES 1 (HOUSING
             REVENUE, FNMA INSURED)+/-@                                                3.58         11/15/2028         3,000,000
     25,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT NIGUEL SUMMIT 1 SERIES A
             (HOUSING REVENUE)+/-@                                                     3.47         11/01/2009            25,000
  9,275,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE POINTE NIGUEL PROJECT
             SERIES C (HOUSING REVENUE LOC)+/-@                                        3.57         11/01/2022         9,275,000
  8,000,000  ORANGE COUNTY CA IMPROVEMENT BOARD ACT 1915 ASSESSMENT DISTRICT 01-1
             SERIES A (SPECIAL TAX REVENUE, KBC BANK NV LOC)+/-@                       3.54         09/02/2033         8,000,000
    640,000  PERRIS CA USD (PROPERTY TAX REVENUE LOC)+/-@                              3.65         09/01/2026           640,000
  6,725,000  PITTSBURG CA RDA TAX ALLOCATION LOS MEDANOS COMMUNITY SERIES A (TAX
             ALLOCATION REVENUE LOC)+/-@                                               3.54         09/01/2035         6,725,000
  3,040,000  PORT OF OAKLAND CA TRANSPORTATION REVENUE SERIES K (AIRPORT REVENUE
             LOC, FGIC INSURED)+/-@                                                    3.67         11/01/2021         3,040,000
  3,380,000  POWAY CA USD SERIES 1889 (PROPERTY TAX REVENUE, MBIA INSURED)+/-@         3.65         02/01/2011         3,380,000
  8,305,000  RIVERSIDE COUNTY CA COMMUNITY FACILITIES DISTRICT SERIES 88-4
             (SPECIAL TAX REVENUE LOC, KBC BANK LOC)+/-@                               3.45         09/01/2014         8,305,000
  1,290,000  SACRAMENTO CA MUD FLOATER PA 1180 (UTILITIES REVENUE, FGIC INSURED)
             +/-@                                                                      3.65         02/15/2011         1,290,000
  3,000,000  SACRAMENTO COUNTY CA HFA MFHR ARLINGTON CREEK APARTMENT SERIES I
             (HOUSING REVENUE LOC)+/-@                                                 3.66         05/15/2034         3,000,000
  1,000,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY (HOUSING REVENUE, FNMA
             INSURED)+/-@                                                              3.58         07/15/2029         1,000,000
  2,300,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY SHADWOOD APARTMENTS PROJECT
             ISSUE A (MFHR, FHLMC INSURED)+/-@                                         3.59         12/01/2022         2,300,000
  3,225,000  SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING (WATER & SEWER
             REVENUE)+/-@                                                              3.65         12/01/2035         3,225,000
  4,530,000  SAN BERNARDINO CA CITY USD (PROPERTY TAX REVENUE, FIRST SECURITY
             BANK LOC)+/-@                                                             3.65         08/01/2026         4,530,000
  1,500,000  SAN BERNARDINO COUNTY CA PARKVIEW SERIES A (HOUSING REVENUE, FNMA         3.58         02/15/2027         1,500,000
             INSURED)+/-@
  7,000,000  SAN DIEGO CA COUNTY & SCHOOL DISTRICT TRAN SERIES A (OTHER REVENUE)       4.50         07/27/2007         7,021,839
  1,740,000  SAN DIEGO CA COUNTY & SCHOOL DISTRICT TRAN SERIES B (PROPERTY TAX
             REVENUE)                                                                  4.50         07/27/2007         1,745,296
  3,410,000  SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY CLASS A (LEASE
             REVENUE, AMBAC INSURED)+/-@                                               3.70         02/15/2026         3,410,000

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                       WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
CALIFORNIA (CONTINUED)
$ 1,735,000  SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY CLASS B (LEASE
             REVENUE, AMBAC INSURED)+/-@                                               3.70%        02/15/2026    $    1,735,000
    980,000  SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY CLASS C (LEASE
             REVENUE, AMBAC INSURED)+/-@                                               3.70         02/15/2026           980,000
  5,000,000  SAN DIEGO CA USD SERIES PA 1245 (PROPERTY TAX REVENUE, FIRST
             SECURITY BANK LOC)+/-@                                                    3.65         07/01/2011         5,000,000
  1,275,000  SAN DIEGO CA USD SERIES PA 804 (EDUCATIONAL FACILITIES REVENUE LOC)
             +/-@                                                                      3.65         07/01/2022         1,275,000
  4,025,000  SAN DIEGO CA USD TRAN SERIES A (PROPERTY TAX REVENUE)                     4.50         07/24/2007         4,037,308
  1,996,000  SAN DIEGO COUNTY CA WATER AUTHORITY COP SERIES I (WATER REVENUE,
             MBIA INSURED)+/-@                                                         3.66         11/01/2010         1,996,000
  1,790,000  SAN FRANCISCO CA CITY & COUNTY PUBLIC UTILITIES COMMISSION FOR CLEAN
             WATER MERLOTS SERIES B20 MBIA INSURED (WATER & SEWER REVENUE LOC)
             +/-@                                                                      3.54         10/01/2022         1,790,000
    675,000  SAN FRANCISCO CA CITY & COUNTY RR II R 6502 (PROPERTY TAX REVENUE,
             MBIA INSURED)+/-@                                                         3.65         06/15/2021           675,000
  1,600,000  SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATION+/-@                       3.50         08/01/2035         1,600,000
  2,000,000  SAN MARCOS CA PFA (TAX INCREMENTAL REVENUE, AMBAC INSURED)+/-@            3.66         08/01/2038         2,000,000
    625,000  SAN PABLO CA RDA TAX ALLOCATION 10TH TOWNSHIP PROJECT (TAX
             INCREMENTAL REVENUE, AMBAC INSURED)+/-@                                   3.54         12/01/2032           625,000
    300,000  SANTA CLARA COUNTY CA MFHR FOXCHASE APARTMENTS PROJECT SERIES E
             (MFHR LOC, FGIC INSURED)+/-@                                              3.60         11/15/2017           300,000
  1,880,000  SANTA CRUZ CA CITY HIGH SCHOOL DISTRICT (PROPERTY TAX REVENUE, MBIA
             INSURED)+/-@                                                              3.65         08/01/2025         1,880,000
  7,595,000  SOUTH PLACER CA WASTEWATER AUTHORITY SERIES B (SEWER REVENUE, FGIC
             INSURED)+/-@                                                              3.70         11/01/2035         7,595,000
  6,200,000  SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY TRANSMISSION PROJECT
             REVENUE (UTILITIES REVENUE, LLOYDS TSB BANK PLC LOC)+/-@                  3.42         07/01/2019         6,200,000
  1,895,000  STOCKTON CA HEALTH FACILITIES REVENUE SERIES A (HEALTHCARE FACILITIES
             REVENUE LOC)+/-@                                                          3.54         12/01/2032         1,895,000
  1,900,000  TAHOE FOREST CA HOSPITAL DISTRICT REVENUE (HOSPITAL REVENUE LOC)+/-@      3.54         07/01/2033         1,900,000
    800,000  TULARE CA LOCAL HEALTH CARE DISTRICT (HEALTHCARE FACILITIES REVENUE,
             US BANK NA LOC)+/-@                                                       3.54         12/01/2032           800,000
  3,200,000  UNION CITY CA MFHR HOUSING MISSION SIERRA SERIES A (HOUSING REVENUE
             LOC)+/-@                                                                  3.58         07/15/2029         3,200,000
  1,995,000  UNIVERSITY CALIFORNIA EDUCATION FACILITIES REVENUE SERIES 479
             (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE LOC, MBIA INSURED)
             +/-@                                                                      3.64         09/01/2022         1,995,000
  4,100,000  VENTURA COUNTY CA TRAN (PROPERTY TAX REVENUE)                             4.50         07/02/2007         4,110,654
  1,765,000  VICTORVILLE CA RDA SERIES 485 (TAX INCREMENTAL REVENUE, FIRST
             SECURITY BANK LOC)+/-@                                                    3.65         12/01/2019         1,765,000

                                                                                                                     524,411,936
                                                                                                                  --------------

OTHER - 1.14%
  2,500,000  EAGLE TAX-EXEMPT TRUST CERTIFICATES 20015101 CLASS A (OTHER REVENUE
             LOC)+/-@                                                                  3.68         10/01/2034         2,500,000
  4,000,000  EAGLE TAX-EXEMPT TRUST CERTIFICATES 20025102 CLASS A (TOLL ROAD
             REVENUE, FIRST SECURITY BANK LOC)+/-@                                     3.66         07/01/2027         4,000,000

                                                                                                                       6,500,000
                                                                                                                  --------------

PUERTO RICO - 1.73%
  7,835,000  PUERTO RICO COMMONWEALTH (TAX REVENUE)+/-@                                3.64         07/01/2029         7,835,000
  2,090,000  PUERTO RICO PUBLIC FINANCE CORPORATION SERIES 1426 (LEASE REVENUE,
             FGIC INSURED)+/-@                                                         3.68         08/01/2010         2,090,000

                                                                                                                       9,925,000
                                                                                                                  --------------

TOTAL MUNICIPAL BONDS & NOTES (COST $540,836,936)                                                                    540,836,936
                                                                                                                  --------------

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

                                                                                                                      VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $588,681,779)*                              102.68%                                                         $  588,681,779

OTHER ASSETS AND LIABILITIES, NET                  (2.68)                                                            (15,389,156)
                                                  ------                                                          --------------

TOTAL NET ASSETS                                  100.00%                                                         $  573,292,623
                                                  ======                                                          ==============

+/-   VARIABLE RATE INVESTMENTS.

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                       WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

   MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
ASSET BACKED SECURITIES - 0.73%
$ 8,000,000  ARKLE MASTER ISSUER PLC+/-++                                              5.30%        11/19/2007    $    8,000,000
  7,840,628  FORD CREDIT AUTO OWNER TRUST++                                            5.36         12/15/2007         7,840,628
  3,729,964  USAA AUTO OWNER TRUST                                                     5.34         12/13/2007         3,729,964

TOTAL ASSET BACKED SECURITIES (COST $19,570,592)                                                                      19,570,592
                                                                                                                  --------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.36%
  9,629,117  PARAGON MORTGAGES PLC+/-++                                                5.30         03/15/2007         9,629,117

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $9,629,117)                                                            9,629,117
                                                                                                                  --------------

CERTIFICATES OF DEPOSIT - 3.12%
  7,000,000  CALYON NEW YORK SERIES YCD+/-                                             5.30         09/13/2007         6,998,971
  9,000,000  CALYON NEW YORK SERIES YCD1+/-                                            5.34         06/20/2007         9,000,139
 10,500,000  CREDIT AGRICOLE INDO NEW YORK SERIES YCD+/-                               5.29         06/28/2007        10,498,601
 16,000,000  DEUTSCHE BANK (NEW YORK)                                                  5.35         08/08/2007        16,000,000
 26,000,000  DEUTSCHE BANK (NEW YORK)                                                  5.40         12/12/2007        26,000,000
 15,000,000  IXIS CORPORATION & INVESTMENT BANK                                        5.32         07/09/2007        15,000,000

TOTAL CERTIFICATES OF DEPOSIT (COST $83,497,711)                                                                      83,497,711
                                                                                                                  --------------

COMMERCIAL PAPER - 42.85%
 19,000,000  ALPINE SECURITIZATION CORPORATION++^                                      5.27         03/05/2007        18,988,874
 33,000,000  ALPINE SECURITIZATION CORPORATION++^                                      5.27         03/06/2007        32,975,846
 40,000,000  AMSTEL FUNDING CORPORATION++^                                             5.25         05/02/2007        39,638,333
 13,000,000  APRECO LLC++^                                                             5.25         04/05/2007        12,933,646
  3,000,000  AQUINAS FUNDING LLC++^                                                    5.19         04/04/2007         2,985,295
  5,000,000  AQUINAS FUNDING LLC++^                                                    5.21         07/09/2007         4,905,931
 10,000,000  ATLAS CAPITAL FUNDING CORPORATION++^                                      5.21         04/09/2007         9,943,558
 20,000,000  ATLAS CAPITAL FUNDING CORPORATION++^                                      5.22         08/13/2007        19,521,958
 10,000,000  ATOMIUM FUNDING LLC++                                                     5.27         03/01/2007        10,000,000
 16,000,000  ATOMIUM FUNDING LLC++^                                                    5.26         04/02/2007        15,925,191
 10,000,000  ATOMIUM FUNDING LLC++^                                                    5.26         04/16/2007         9,932,789
 12,340,000  ATOMIUM FUNDING LLC++^                                                    5.26         04/26/2007        12,239,032
 18,000,000  BANK OF AMERICA NA+/-                                                     5.32         04/11/2007        18,000,000
 16,000,000  BASF AG++^                                                                5.23         03/13/2007        15,972,107
 14,000,000  BEAR STEARNS COMPANIES INCORPORATED+/-                                    5.30         10/19/2007        14,000,000
  5,000,000  CAIRN HIGH GRADE FUNDING I LLC++^                                         5.27         03/21/2007         4,985,361
  5,000,000  CAIRN HIGH GRADE FUNDING I LLC++^                                         5.27         04/23/2007         4,961,244
  7,000,000  CAIRN HIGH GRADE FUNDING I LLC++^                                         5.26         04/26/2007         6,942,724
 18,000,000  CANCARA ASSET SECURITIES LLC++^                                           5.25         04/23/2007        17,860,875
 10,000,000  CEDAR SPRINGS CAPITAL COMPANY++^                                          5.27         03/08/2007         9,989,753
  8,000,000  CEDAR SPRINGS CAPITAL COMPANY++^                                          5.28         03/12/2007         7,987,093
 11,154,000  CEDAR SPRINGS CAPITAL COMPANY++^                                          5.22         03/15/2007        11,131,357
  7,000,000  CEDAR SPRINGS CAPITAL COMPANY++^                                          5.27         04/11/2007         6,957,986
 15,000,000  CEDAR SPRINGS CAPITAL COMPANY++^                                          5.26         05/16/2007        14,833,433
 36,000,000  CHARTA LLC++^                                                             5.26         03/12/2007        35,942,140
 15,000,000  CHARTA LLC++^                                                             5.26         03/19/2007        14,960,550
  2,000,000  CHEYNE FINANCE LLC++^                                                     5.22         04/10/2007         1,988,400
  6,500,000  CHEYNE FINANCE LLC++^                                                     5.24         05/23/2007         6,421,473
 10,000,000  CHEYNE FINANCE LLC++^                                                     5.24         06/11/2007         9,851,533
  7,000,000  CHEYNE FINANCE LLC++^                                                     5.21         07/19/2007         6,858,172

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COMMERCIAL PAPER (CONTINUED)
$ 8,000,000  CONCORD MINUTEMEN CAPITAL COMPANY+/-                                      5.30%        03/06/2008    $    8,000,000
 25,000,000  CRC FUNDING LLC++^                                                        5.26         03/13/2007        24,956,167
 18,000,000  CRC FUNDING LLC++^                                                        5.26         03/28/2007        17,929,058
  7,000,000  CROWN POINT CAPITAL COMPANY++^                                            5.25         04/18/2007         6,951,000
 19,500,000  CULLINAN FINANCE CORPORATION++^                                           5.27         03/28/2007        19,422,999
  7,000,000  CULLINAN FINANCE CORPORATION++^                                           5.21         04/25/2007         6,944,335
 37,000,000  DANSKE CORPORATION++^                                                     5.17         04/10/2007        36,787,456
  3,500,000  EUREKA SECURITIZATION++^                                                  5.26         03/22/2007         3,489,261
 15,305,000  FCAR OWNER TRUST SERIES I^                                                5.27         03/20/2007        15,262,431
  3,000,000  FCAR OWNER TRUST SERIES II^                                               5.20         03/23/2007         2,990,467
  3,000,000  FCAR OWNER TRUST SERIES II^                                               5.24         03/23/2007         2,990,393
 12,000,000  FCAR OWNER TRUST SERIES II^                                               5.21         07/20/2007        11,755,130
 10,000,000  FOUNTAIN SQUARE COMMERCIAL FUNDING++^                                     5.26         04/13/2007         9,937,172
 28,598,000  FOX TROT CDO LIMITED++^                                                   5.26         05/01/2007        28,343,112
 44,000,000  GEMINI SECURITIZATION LLC++^                                              5.25         04/20/2007        43,679,167
 35,000,000  GERMAN RESIDENTIAL FUNDING++^                                             5.23         05/22/2007        34,581,914
  5,000,000  IOWA STUDENT LOAN LIQUIDITY COMPANY^                                      5.28         03/28/2007         4,980,200
  8,000,000  IRISH LIFE & PERMANENT PLC++^                                             5.20         07/19/2007         7,838,222
 31,000,000  IRISH LIFE & PERMANENT PLC++^                                             5.20         07/23/2007        30,355,200
  5,000,000  KBC FINANCIAL PRODUCT INTERNATIONAL LIMITED++^                            5.19         05/14/2007         4,946,658
 19,229,000  KESTREL FUNDING US LLC++^                                                 5.25         04/12/2007        19,111,222
 25,000,000  KESTREL FUNDING US LLC++^                                                 5.25         05/10/2007        24,744,791
 12,000,000  KESTREL FUNDING US LLC++^                                                 5.25         05/14/2007        11,870,500
  7,622,000  LEGACY CAPITAL LLC++^                                                     5.23         03/06/2007         7,616,469
 18,000,000  LEXINGTON PARKER CAPITAL CORPORATION                                      5.32         03/01/2007        18,000,000
  5,000,000  LEXINGTON PARKER CAPITAL CORPORATION++^                                   5.25         05/03/2007         4,954,063
  6,297,000  LIBERTY HARBOUR II CDO++^                                                 5.27         04/27/2007         6,244,457
 20,000,000  MANE FUNDING CORPORATION++^                                               5.27         03/19/2007        19,947,300
  5,000,000  NATIONWIDE BUILDING SOCIETY++^                                            5.24         03/09/2007         4,994,178
 25,000,000  NEWPORT FUNDING CORPORATION++^                                            5.25         05/01/2007        24,777,604
 20,000,000  NIEUW AMSTERDAM RECEIVABLES CORPORATION++^                                5.28         03/12/2007        19,967,764
 10,000,000  NORTH SEA FUNDING LLC++^                                                  5.28         03/23/2007         9,967,733
  9,000,000  PERRY GLOBAL FUNDING LLC++^                                               5.20         03/13/2007         8,984,400
 19,446,000  REGENCY MARKETS #1 LLC++^                                                 5.25         04/16/2007        19,315,550
  5,000,000  SAINT GERMAIN HOLDINGS INCORPORATED++^                                    5.27         03/06/2007         4,996,340
 20,000,000  SAINT GERMAIN HOLDINGS INCORPORATED++^                                    5.27         03/21/2007        19,941,444
 19,900,000  SAINT GERMAIN HOLDINGS INCORPORATED++^                                    5.28         03/22/2007        19,838,708
 34,000,000  STANFIELD VICTORIA FUNDING++^                                             5.27         03/05/2007        33,980,110
 26,000,000  STANFIELD VICTORIA FUNDING++^                                             5.20         05/09/2007        25,740,867
 14,500,000  SWEDISH NATIONAL HOUSING FINANCE++^                                       5.20         04/13/2007        14,409,939
 15,000,000  TASMAN FUNDING INCORPORATED++^                                            5.28         03/08/2007        14,984,600
 18,000,000  TASMAN FUNDING INCORPORATED++^                                            5.25         05/16/2007        17,800,500
 16,141,000  TEMPO FINANCE CORPORATION++^                                              5.25         05/15/2007        15,964,458
  6,000,000  TIERRA ALTA FUNDING++^                                                    5.27         04/11/2007         5,963,988
 11,600,000  TIERRA ALTA FUNDING++^                                                    5.25         05/16/2007        11,471,433
  6,590,000  VERSAILLES CDS LLC++                                                      5.28         03/02/2007         6,589,033

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                       WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

   MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE

COMMERCIAL PAPER (CONTINUED)
$ 7,500,000  VERSAILLES CDS LLC++^                                                     5.28%        03/08/2007    $    7,492,300
 25,000,000  VETRA FINANCE INCORPORATED++^                                             5.25         04/20/2007        24,817,708

TOTAL COMMERCIAL PAPER (COST $1,146,262,455)                                                                       1,146,262,455
                                                                                                                  --------------

MUNICIPAL BONDS & NOTES - 1.08%
 13,220,000  MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GO UNLIMITED, BANK
             OF AMERICA NA LOC)+/-@                                                    5.33         11/01/2028        13,220,000
  6,400,000  NORTH TEXAS HIGHER EDUCATIONAL AUTHORITY INCORPORATED SERIES D
             (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE, AMBAC
             INSURED)+/-@                                                              5.32         12/01/2046         6,400,000
  9,400,000  NORTH TEXAS HIGHER EDUCATIONAL AUTHORITY INCORPORATED SERIES D
             (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE, BANK OF AMERICA
             NA LOC)+/-@                                                               5.32         06/01/2045         9,399,907

TOTAL MUNICIPAL BONDS & NOTES (COST $29,019,907)                                                                      29,019,907
                                                                                                                  --------------

EXTENDABLE BONDS - 16.19%
  5,000,000  AMERICAN GENERAL FINANCE CORPORATION+/-++                                 5.37         03/14/2008         5,000,000
 22,000,000  BANK OF IRELAND+/-++                                                      5.32         03/20/2008        22,000,000
 15,000,000  BEAR STEARNS COMPANIES INCORPORATED+/-                                    5.31         03/14/2008        15,000,000
 24,000,000  BNP PARIBAS SA+/-                                                         5.33         12/16/2007        24,000,000
 20,000,000  COMMONWEALTH BANK AUSTRIA+/-++                                            5.32         03/24/2008        20,000,000
 31,000,000  FLORIDA HURRICANE CATASTROPHE+/-                                          5.33         03/14/2008        31,000,386
 35,000,000  GENERAL ELECTRIC CAPITAL CORPORATION                                      5.45         07/09/2007        35,003,509
 35,000,000  HBOS TREASURY SERVICES PLC SERIES MTN+/-++                                5.29         03/07/2008        35,000,000
 30,000,000  ING SECURITY LIFE INSTITUTIONAL FUNDING+/-++                              5.43         03/07/2008        30,000,000
 24,000,000  INTESA BANK (IRELAND) PLC+/-++                                            5.32         03/25/2008        24,000,000
 28,000,000  IRISH LIFE & PERMANENT PLC                                                5.34         03/20/2008        28,000,017
 20,000,000  ISLANDS BANK+/-++                                                         5.39         04/22/2007        20,000,000
 15,000,000  KAUPTHING BANK SERIES MTN+/-++                                            5.40         03/20/2007        15,000,000
 30,000,000  MERRILL LYNCH & COMPANY INCORPORATED+/-                                   5.30         03/24/2008        30,000,000
 10,000,000  MORGAN STANLEY+/-                                                         5.40         03/03/2008        10,000,000
 10,000,000  NATIONWIDE BUILDING SOCIETY+/-++                                          5.37         01/07/2008        10,000,000
 24,000,000  NORDEA BANK AB+/-++                                                       5.33         03/11/2008        24,000,000
 30,000,000  NORTHERN ROCK PLC+/-++                                                    5.44         01/09/2008        30,000,000
 10,000,000  NORTHERN ROCK PLC+/-++                                                    5.38         02/01/2008        10,000,000
 15,000,000  TOTTA IRELAND PLC+/-++                                                    5.32         03/07/2008        15,000,000

TOTAL EXTENDABLE BONDS (COST $433,003,912)                                                                           433,003,912
                                                                                                                  --------------

MEDIUM TERM NOTES - 13.55%
  8,000,000  ABBEY NATIONAL TREASURY SERVICES PLC+/-                                   5.37         06/29/2007         8,001,001
 11,000,000  ALLSTATE LIFE GLOBAL FUND TRUST+/-                                        5.38         11/14/2007        11,003,800
 12,000,000  ASIF GLOBAL FINANCING+/-++                                                5.40         05/03/2007        12,001,282
 34,000,000  BANK OF AMERICA SECURITIES+/-@(e)                                         5.38                           34,000,000
 52,800,000  BEAR STEARNS COMPANIES INCORPORATED+/-@(e)                                5.43                           52,800,000
  8,000,000  CHEYNE FINANCE LLC+/-++                                                   5.32         05/21/2007         7,999,694
  7,500,000  CHEYNE FINANCE LLC+/-++                                                   5.32         05/24/2007         7,499,660
  9,000,000  CHEYNE FINANCE LLC+/-++                                                   5.33         07/16/2007         8,999,170
 16,000,000  CULLINAN FINANCE CORPORATION+/-++                                         5.32         05/21/2007        15,999,647
 15,000,000  CULLINAN FINANCE CORPORATION+/-++                                         5.32         01/04/2008        14,997,617
 18,750,000  GELAAC PREMIUM ASSET TRUST SERIES 00-7+/-++                               5.73         09/08/2007        18,787,889
 34,500,000  HARRIER FINANCE FUNDING LLC+/-++                                          5.32         05/15/2007        34,498,903

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
MEDIUM TERM NOTES (CONTINUED)
$ 7,250,000  KESTREL FUNDING US LLC+/-++                                               5.34%        09/21/2007    $    7,249,206
  8,000,000  LEHMAN BROTHERS HOLDINGS+/-                                               5.39         07/19/2007         8,002,881
  5,000,000  LIBERTY LIGHT US CAPITAL+/-++                                             5.51         03/15/2007         5,000,300
  9,000,000  LIBERTY LIGHT US CAPITAL+/-++                                             5.32         07/10/2007         8,999,365
 15,000,000  PARCS MASTER TRUST+/-++                                                   5.36         03/20/2007        15,000,000
 14,000,000  PYXIS MASTER TRUST SERIES 2007-1+/-++                                     5.34         12/20/2007        14,000,000
 18,000,000  PYXIS MASTER TRUST SERIES 2007-3+/-++                                     5.37         08/27/2007        18,000,000
  7,500,000  SEDNA FINANCE INCORPORATED+/-++                                           5.32         05/30/2007         7,499,806
  8,000,000  SEDNA FINANCE INCORPORATED+/-++                                           5.32         06/18/2007         7,999,747
 13,000,000  SEDNA FINANCE INCORPORATED+/-++                                           5.32         10/12/2007        12,998,818
 16,000,000  TANGO FINANCE CORPORATION+/-++                                            5.32         05/24/2007        15,999,632
  7,000,000  VETRA FINANCE INCORPORATED+/-++                                           5.32         12/06/2007         6,999,463
  8,000,000  ZELA FINANCE INCORPORATED+/-++                                            5.32         12/07/2007         7,999,387

TOTAL MEDIUM TERM NOTES (COST $362,337,268)                                                                          362,337,268
                                                                                                                  --------------

PROMISSORY NOTES - 3.83%
 72,500,000  CITIGROUP GLOBAL+/-@(e)                                                   5.38                           72,500,000
 30,000,000  GOLDMAN SACHS GROUP INCORPORATED+/-++                                     5.38         01/28/2008        30,000,000

TOTAL PROMISSORY NOTES (COST $102,500,000)                                                                           102,500,000
                                                                                                                  --------------

TIME DEPOSITS - 7.48%
 32,000,000  DANSKE BANK A/S (COPENHAGGEN)                                             5.34         03/01/2007        32,000,000
 45,000,000  DEUTSCHE BANK (CAYMAN)                                                    5.50         03/01/2007        45,000,000
 61,000,000  FORTIS BANK (GRAND CAYMAN)                                                5.27         03/06/2007        61,000,000
 62,000,000  SKANDINAV ENSKILDA BANK                                                   5.27         03/05/2007        62,000,000

TOTAL TIME DEPOSITS (COST $200,000,000)                                                                              200,000,000
                                                                                                                  --------------

REPURCHASE AGREEMENTS - 11.28%
 58,000,000  CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US GOVERNMENT
             SECURITIES (MATURITY VALUE $58,008,652)                                   5.37         03/01/2007        58,000,000
 59,000,000  CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY US GOVERNMENT
             SECURITIES (MATURITY VALUE $59,008,768)                                   5.35         03/01/2007        59,000,000
 63,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
             SECURITIES (MATURITY VALUE $63,064,558)                                   5.27         03/07/2007        63,000,000
 44,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
             SECURITIES (MATURITY VALUE $44,006,539)                                   5.35         03/01/2007        44,000,000
  2,645,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
             SECURITIES (MATURITY VALUE $2,645,391)                                    5.32         03/01/2007         2,645,000
 16,000,000  JPMORGAN CHASE SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
             SECURITIES (MATURITY VALUE $16,002,378)                                   5.35         03/01/2007        16,000,000
 59,000,000  UBS SECURITIES LLC - 102% COLLATERALIZED BY US GOVERNMENT SECURITIES
             (MATURITY VALUE $59,008,621)                                              5.26         03/01/2007        59,000,000

TOTAL REPURCHASE AGREEMENTS (COST $301,645,000)                                                                      301,645,000
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,687,465,962)*                      100.47%                                                               $2,687,465,962

OTHER ASSETS AND LIABILITIES, NET            (0.47)                                                                  (12,655,815)
                                            ------                                                                --------------

TOTAL NET ASSETS                            100.00%                                                               $2,674,810,147
                                            ======                                                                ==============

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                       WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

   MONEY MARKET TRUST
--------------------------------------------------------------------------------

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(e)   THE SECURITY IS A PRIVATE PLACEMENT WITH NO STATED MATURITY DATE.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
COMMERCIAL PAPER - 9.08%
$     1,165,000    BURKE COUNTY POLLUTION CONTROL SERIES 6B-1                          3.59%         04/05/2007    $       1,165,000
        920,000    COUNTY OF WAKE NC                                                   3.60          05/30/2007              920,000
      2,875,000    HARRIS COUNTY TX SERIES D                                           3.55          04/05/2007            2,875,000
      1,400,000    ILLINOIS EDUCATIONAL FACILITIES AUTHORITY SERIES 1990               3.65          06/20/2007            1,400,000
        700,000    ILLINOIS EDUCATIONAL FACILITIES AUTHORITY SERIES NOTR               3.62          04/04/2007              700,000
      2,300,000    ILLINOIS EDUCATIONAL FACILITIES AUTHORITY SERIES NOTR               3.65          05/16/2007            2,300,000
      1,440,000    NORTH CENTRAL TX HEALTH SERIES 1998                                 3.65          06/06/2007            1,440,000
      3,000,000    ROCHESTER MN HEALTH CARE SERIES 00-B                                3.57          04/05/2007            3,000,000
      3,000,000    ROCHESTER MN HEALTH CARE SERIES 92-B                                3.57          04/05/2007            3,000,000
        400,000    SAN ANTONIO ELECTRIC & GAS SERIES A                                 3.60          04/05/2007              400,000
      1,200,000    SAN ANTONIO ELECTRIC & GAS SERIES A                                 3.62          04/05/2007            1,200,000
        900,000    SAN ANTONIO TX SERIES A                                             3.58          04/05/2007              900,000
      1,000,000    TEXAS DEPARTMENT OF TRANSPORTATION SERIES A                         3.60          04/05/2007            1,000,000
        775,000    TEXAS PFA SERIES 02-A                                               3.60          04/04/2007              775,000
      2,800,000    UNIVERSITY OF MINNESOTA SERIES 05-A                                 3.48          04/03/2007            2,800,000
      1,500,000    UNIVERSITY OF TEXAS SYSTEM SERIES 02-A                              3.58          04/05/2007            1,500,000
      1,500,000    UNIVERSITY OF TEXAS SYSTEM SERIES A                                 3.65          06/13/2007            1,500,000

TOTAL COMMERCIAL PAPER (COST $26,875,000)                                                                                 26,875,000
                                                                                                                   -----------------

MUNICIPAL BONDS & NOTES - 90.58%

ALABAMA - 1.79%
        585,000    COLUMBIA AL IDA SERIES B (PCR)+/-@                                  3.62          05/01/2022              585,000
        600,000    MOBILE AL INDUSTRIAL DEVELOPMENT BOARD HOLNAM INCORPORATED
                   SERIES B (IDR, WACHOVIA BANK LOC)+/-@                               3.52          06/01/2032              600,000
      4,100,000    PELL CITY AL NOLAND HEALTH SERVICES (HEALTHCARE FACILITIES
                   REVENUE, ALLIED IRISH BANK PLC LOC)+/-@                             3.68          12/01/2034            4,100,000

                                                                                                                           5,285,000
                                                                                                                   -----------------

ARIZONA - 1.46%
      3,050,000    ARIZONA BANNER HEALTH SERIES B (HEALTHCARE FACILITIES
                   REVENUE, FGIC INSURED)+/-@                                          3.51          01/01/2035            3,050,000
        670,000    MARICOPA COUNTY AZ IDA SERIES A (HOUSING REVENUE, FNMA
                   INSURED)+/-@                                                        3.67          04/15/2030              670,000
        590,000    SALT RIVER AZ PIMA MARICOPA INDIAN COMMUNITY (OTHER REVENUE,
                   BANK OF AMERICA LOC)+/-@                                            3.67          10/01/2025              590,000

                                                                                                                           4,310,000
                                                                                                                   -----------------

CALIFORNIA - 0.23%
        100,000    CALIFORNIA STATE ECONOMIC RECOVERY PUTTERS SERIES 446
                   (ECONOMIC DEVELOPMENT REVENUE LOC)+/-@                              3.65          01/01/2012              100,000
        570,000    SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY CLASS A
                   (LEASE REVENUE, AMBAC INSURED)+/-@                                  3.70          02/15/2026              570,000

                                                                                                                             670,000
                                                                                                                   -----------------

COLORADO - 1.18%
      1,600,000    ARVADA COUNTY CO (WATER REVENUE, FIRST SECURITY BANK LOC)
                   +/-@                                                                3.65          11/01/2020            1,600,000
      1,905,000    FITZSIMONS RDA COLORADO UNIVERSITY PHYSICIANS INCORPORATED
                   (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)
                   +/-@                                                                3.72          01/01/2025            1,905,000

                                                                                                                           3,505,000
                                                                                                                   -----------------

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                       WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
DELAWARE - 1.34%
$     3,175,000    DELAWARE TRANSPORTATION AUTHORITY (TRANSPORTATION REVENUE,
                   MBIA INSURED)+/-@                                                   3.72%         07/01/2025    $       3,175,000
        800,000    KENT COUNTY DE STUDENT HOUSING (COLLEGE & UNIVERSITY
                   REVENUE, WACHOVIA BANK LOC)+/-@                                     3.67          07/01/2036              800,000

                                                                                                                           3,975,000
                                                                                                                   -----------------

FLORIDA - 6.77%
      6,150,000    ALACHUA COUNTY FL OAK HAMMOCK UNIVERSITY OF FLORIDA PROJECT
                   SERIES A (HEALTHCARE FACILITIES REVENUE,
                   BNP PARIBAS LOC) +/-@                                               3.64          10/01/2032            6,150,000
        650,000    CAPITAL TRANSFER AGENCY FLORIDA PORTOFINO VILLAS SERIES A
                   (OTHER REVENUE, FNMA INSURED)+/-@                                   3.67          04/15/2036              650,000
      1,900,000    FLORIDA HFA (MFHR, FHLMC INSURED)+/-@                               3.53          12/01/2013            1,900,000
        440,000    FORT LAUDERDALE FL ANN STORCK CENTER INCORPORATED PROJECT
                   (HEALTHCARE FACILITIES REVENUE, WACHOVIA BANK LOC)+/-@              3.82          12/01/2014              440,000
      1,745,000    HIGHLANDS COUNTY FL ADVENTIST HEALTH SERIES B (OTHER REVENUE,
                   FGIC INSURED)+/-@                                                   3.64          11/15/2031           1,745,000
      4,000,000    NORTH BROWARD FL HOSPITAL DISTRIBUTION SERIES B (HOSPITAL
                   REVENUE, CIFG INSURED)+/-@                                          3.52          01/15/2031            4,000,000
      2,405,000    ORANGE COUNTY FL CENTRAL FLORIDA YMCA PROJECT SERIES A (IDR,
                   BANK OF AMERICA LOC)+/-@                                            3.69          05/01/2027            2,405,000
      1,585,000    PALM BEACH COUNTY FL JEWISH COMMUNITY CAMPUS CORPORATION
                   (RECREATIONAL FACILITIES REVENUE, AMBAC INSURED)+/-@                3.55          03/01/2027            1,585,000
      1,165,000    PALM BEACH COUNTY FL NORTON GALLERY INCORPORATED (COLLEGE
                   & UNIVERSITY REVENUE, NORTHERN TRUST CORPORATION LOC)+/-@           3.55          05/01/2025            1,165,000

                                                                                                                          20,040,000
                                                                                                                   -----------------

GEORGIA - 1.97%
      1,230,000    FULTON COUNTY GA DEVELOPMENT AUTHORITY ALFRED & ADELE DAVIS
                   (OTHER REVENUE, WACHOVIA BANK LOC)+/-@                              3.67          12/01/2019            1,230,000
      4,600,000    GEORGIA LOCAL GOVERNMENT COP SERIES K (GO - POLITICAL
                   SUBDIVISION)+/-@                                                    3.75          12/01/2022            4,600,000

                                                                                                                           5,830,000
                                                                                                                   -----------------

ILLINOIS - 11.07%
      2,860,000    CHANNAHON IL MORRIS HOSPITAL SERIES A (HEALTHCARE FACILITIES
                   REVENUE, US BANK NA LOC)+/-@                                        3.67          12/01/2023            2,860,000
      2,300,000    CHICAGO IL SERIES SG 131 (SALES TAX REVENUE,
                   FGIC INSURED) +/-@                                                  3.71          01/01/2027            2,300,000
      2,175,000    COOK COUNTY IL GO CERTIFICATES SERIES 458 (PROPERTY TAX
                   REVENUE, FGIC INSURED)+/-@                                          3.69          11/15/2028            2,175,000
      3,585,000    DUPAGE COUNTY IL BENEDICTINE UNIVERSITY (COLLEGE & UNIVERSITY
                   REVENUE, NATIONAL CITY BANK)+/-@                                    3.67          07/01/2024            3,585,000
        999,939    EAGLE TAX-EXEMPT TRUST CERTIFICATES 20021304 CLASS A
                   (GO - STATES, TERRITORIES, FGIC INSURED)+/-@                        3.71          02/01/2027              999,940
        910,000    ELMHURST IL REVENUE JOINT COMMISSION ACCREDITATION
                   (HEALTHCARE FACILITIES REVENUE LOC)+/-@                             3.66          07/01/2018              910,000
      2,000,000    ILLINOIS DEVELOPMENT FINANCE AUTHORITY MCCORMICK THEOLOGICAL
                   PROJECT B (COLLEGE & UNIVERSITY REVENUE, NORTHERN TRUST
                   CORPORATION LOC)+/-@                                                3.56          06/01/2035            2,000,000
      1,000,000    ILLINOIS DEVELOPMENT FINANCE AUTHORITY MOUNT CARMEL HIGH
                   SCHOOL PROJECT (EDUCATIONAL FACILITIES REVENUE, JPMORGAN
                   CHASE BANK LOC)+/-@                                                 3.56          07/01/2033            1,000,000
      1,700,000    ILLINOIS FINANCE AUTHORITY RICHARD H. DRIEHAUS MUSEUM
                   (OTHER REVENUE, NORTHERN TRUST CORPORATION LOC)+/-@                 3.56          02/01/2035            1,700,000
      2,515,000    ILLINOIS STATE NEWBERRY LIBRARY (OTHER REVENUE, NORTHERN
                   TRUST CORPORATION LOC)+/-@                                          3.58          03/01/2028            2,515,000
      1,800,000    ILLINOIS STATE SERIES 660 (PROPERTY TAX REVENUE, AMBAC
                   INSURED)+/-@                                                        3.72          11/01/2012            1,800,000
      1,300,000    ILLINOIS STATE SERIES G (GO - STATES, TERRITORIES)+/-@              3.73          05/01/2012            1,300,000
      3,750,000    ILLINOIS STATE TOLL HIGHWAY AUTHORITY (TOLL ROAD REVENUE,
                   FIRST SECURITY BANK LOC)+/-@                                        3.72          01/01/2031            3,750,000
      3,495,000    ILLINOIS STATE TOLL HIGHWAY AUTHORITY SERIES 1355 (STATE
                   & LOCAL GOVERNMENTS, FIRST SECURITY BANK LOC)+/-@                   3.70          01/01/2014            3,495,000

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
ILLINOIS (CONTINUED)
$     2,350,000    WESTERN SPRINGS IL SPECIAL ASSESSMENT TIMBER TRAILS PROJECT
                   (OTHER REVENUE, LASALLE NATIONAL BANK NA LOC)+/-@                   3.56%         12/01/2025    $       2,350,000

                                                                                                                          32,739,940
                                                                                                                   -----------------

INDIANA - 3.44%
      2,500,000    DECATUR TOWNSHIP MARION COUNTY IN MULTI-SCHOOL BUILDING
                   CORPORATION (LEASE REVENUE, FIRST SECURITY BANK LOC)+/-@            3.70          07/15/2019            2,500,000
        400,000    HAMMOND IN SCHOOL BUILDING CORPORATION SERIES 658
                   (LEASE REVENUE, MBIA INSURED)+/-@                                   3.72          07/15/2012              400,000
      1,500,000    INDIANA HFFA REVENUE CAPITAL ACCESS DESIGNATED POOL
                   (HEALTHCARE FACILITIES REVENUE LOC)+/-@                             3.52          01/01/2020            1,500,000
      1,245,000    INDIANA HFFA REVENUE FAYETTE MEMORIAL HOSPITAL ASSOCIATION
                   SERIES A (HEALTHCARE FACILITIES REVENUE, US BANK NA LOC)+/-@        3.69          10/01/2032            1,245,000
      1,600,000    INDIANA PROJECT A (HFFA REVENUE, COMERCIA BANK CA LOC)+/-@          3.69          01/01/2035            1,600,000
      1,700,000    INDIANA STATE EDUCATIONAL FACILITIES AUTHORITY REVENUE ST.
                   MARY PROJECT (COLLEGE & UNIVERSITY REVENUE, BANK ONE INDIANA
                   NA LOC)+/-@                                                         3.58          02/15/2026            1,700,000
        495,000    INDIANA STATE EDUCATIONAL FACILITIES AUTHORITY REVENUE
                   UNIVERSITY OF INDIANAPOLIS (COLLEGE & UNIVERSITY REVENUE,
                   FIFTH THIRD BANK LOC)+/-@                                           3.69          10/01/2030              495,000
        735,000    ST. JOSEPH COUNTY IN EDUCATIONAL FACILITY (EDUCATIONAL
                   FACILITIES REVENUE)+/-@                                             3.59          03/01/2040              735,000

                                                                                                                          10,175,000
                                                                                                                   -----------------

IOWA - 3.79%
      2,755,000    IOWA FINANCE AUTHORITY EDUCATIONAL FACILITY HOLY FAMILY
                   CATHOLIC SCHOOLS (EDUCATIONAL FACILITIES REVENUE, ALLIED
                   IRISH BANK PLC LOC)+/-@                                             3.69          03/01/2036            2,755,000
        400,000    IOWA FINANCE AUTHORITY REVENUE (RECREATIONAL FACILITIES
                   REVENUE LOC)+/-@                                                    3.69          06/01/2033              400,000
      2,345,000    IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGES
                   AMBROSE (COLLEGE & UNIVERSITY REVENUE LOC)+/-@                      3.64          04/01/2033            2,345,000
      1,540,000    IOWA STATE SCHOOL CASH ANTICIPATION PROGRAM SERIES B
                   (EDUCATIONAL FACILITIES REVENUE, FIRST SECURITY BANK LOC)           4.25          01/25/2008            1,549,005
      4,145,000    IOWA STATE TRAN (PROPERTY TAX REVENUE)                              4.25          06/29/2007            4,153,944

                                                                                                                          11,202,949
                                                                                                                   -----------------

LOUISIANA - 2.00%
      1,300,000    LAKE CHARLES LA HARBOR & TERMINAL DISTRICT PORT FACILITIES
                   PUTTABLE (IDR, BANQUE NATIONALE PARIS LOC)+/-@                      3.55          08/01/2007            1,300,000
      1,110,000    LOUISIANA HFA WOODWARD (HOUSING REVENUE, FHLB INSURED)+/-@          3.75          09/01/2033            1,110,000
      3,500,000    LOUISIANA STATE GAS & FUELS TAX (TAX REVENUE, FGIC INSURED)
                   +/-@                                                                3.72          05/01/2041            3,500,000

                                                                                                                           5,910,000
                                                                                                                   -----------------

MASSACHUSETTS - 0.88%
      2,000,000    MASSACHUSETTS SCHOOL BUILDING AUTHORITY SERIES 613 (SALES
                   TAX REVENUE, FIRST SECURITY BANK LOC)+/-@                           3.69          08/15/2030            2,000,000
        600,000    MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY BUCKINGHAM
                   BROWN & NICHOLS (ECONOMIC DEVELOPMENT REVENUE, JPMORGAN
                   CHASE BANK LOC)+/-@                                                 3.67          06/01/2036              600,000

                                                                                                                           2,600,000
                                                                                                                   -----------------

MICHIGAN - 5.70%
      3,000,000    DEARBORN MI SCHOOL DISTRICT SERIES C05 (PROPERTY TAX
                   REVENUE, FGIC INSURED)+/-@                                          3.56          05/01/2022            3,000,000
      3,175,000    DETROIT MI (WATER REVENUE, MBIA INSURED)+/-@                        3.71          01/01/2011            3,175,000
      3,000,000    FOREST HILLS MI PUBLIC SCHOOLS (TAX REVENUE, MERRILL LYNCH
                   CAPITAL  SERVICES LOC)+/-@                                          3.71          05/01/2017            3,000,000
        860,000    JACKSON COUNTY MI HOSPITAL FINANCE AUTHORITY WA FOOTE
                   MEMORIAL HOSPITAL SERIES B (HOSPITAL REVENUE)+/-@                   3.67          06/01/2032              860,000

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                       WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
MICHIGAN (CONTINUED)
$       900,000    MICHIGAN SERIES B2 (STATE & LOCAL GOVERNMENTS, BANK OF NOVA
                   SCOTIA)                                                             4.50%         08/20/2007    $         903,353
      1,000,000    MICHIGAN STATE HOSPITAL FINANCE AUTHORITY HOLLAND COMMUNITY
                   HOSPITAL SERIES B (HOSPITAL REVENUE, BANK ONE MICHIGAN LOC)
                   +/-@                                                                3.66          01/01/2034            1,000,000
      3,760,000    MICHIGAN STATE STRATEGIC FUNDING LIMITED OBLIGATION
                   ORCHESTRA PLACE RENEWAL PROJECT (OTHER REVENUE, STANDARD
                   FEDERAL BANK LOC)+/-@                                               3.52          09/01/2022            3,760,000
      1,180,000    OAKLAND COUNTY MI ECONOMIC DEVELOPMENT CORPORATION LIMITED
                   OBLIGATION PONTIAC VISION SCHOOLS PROJECT (PRIVATE SCHOOL
                   REVENUE, ALLIED IRISH BANK PLC LOC)+/-@                             3.67          08/01/2020            1,180,000

                                                                                                                          16,878,353
                                                                                                                   -----------------

MINNESOTA - 7.99%
      2,450,000    ANDOVER MN PRESBYTERIAN HOMES INCORPORATED PROJECT (HOUSING
                   REVENUE, FNMA INSURED)+/-@                                          3.67          11/15/2033            2,450,000
        100,000    BURNSVILLE MN BERKSHIRE PROJECT SERIES A (MFHR, FNMA
                   INSURED)+/-@                                                        3.67          07/15/2030              100,000
      4,080,000    CENTER CITY MN HAZELDEN FOUNDATION PROJECT (HEALTHCARE
                   FACILITIES REVENUE, BANK OF NEW YORK LOC)+/-@                       3.64          11/01/2035            4,080,000
        790,000    COHASSET MN POWER & LIGHT COMPANY PROJECT C (IDR LOC, ABN
                   AMRO BANK INSURED)+/-@                                              3.66          06/01/2013              790,000
        500,000    COHASSET MN POWER & LIGHT COMPANY PROJECT D PUTTABLE
                   (POWER REVENUE LOC)+/-@                                             3.66          12/01/2007              500,000
         85,000    ELK RIVER MN INDEPENDENT SCHOOL DISTRICT #728 SERIES 1275
                   (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)+/-@                 3.71          02/01/2014               85,000
        735,000    INVER GROVE HEIGHTS MN INVER GROVE INCORPORATED PROJECT
                   (HOUSING REVENUE, FNMA INSURED)+/-@                                 3.67          05/15/2035              735,000
      1,275,000    MAPLEWOOD MN EDUCATIONAL FACILITIES MOUNDS PARK ACADEMY
                   PROJECT (PRIVATE SCHOOL REVENUE, US BANK NA LOC)+/-@                3.72          10/01/2031            1,275,000
      2,670,000    MINNEAPOLIS & ST. PAUL MN HOUSING FINANCE BOARD (OTHER
                   REVENUE, MERRILL LYNCH CAPITAL SERVICES LOC)+/-@                    3.73          04/01/2015            2,670,000
      1,675,000    MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                   (AIRPORT REVENUE, FGIC INSURED)+/-@                                 3.71          01/01/2023            1,675,000
      2,515,000    MINNESOTA STATE HIGHER EDUCATION FACILITIES AUTHORITY
                   SCHOLASTICA SERIES 6A (HOUSING REVENUE, MARSHALL & ISLEY
                   BANK LOC)+/-@                                                       3.64          12/01/2034            2,515,000
      1,735,000    MINNESOTA STATE SERIES 1421 (PROPERTY TAX REVENUE, JPMORGAN
                   CHASE BANK LOC)+/-@                                                 3.70          06/01/2014            1,735,000
      2,310,000    OAK PARK HEIGHTS MN BOUTWELLS LANDING PROJECT (HOUSING
                   REVENUE, FHLMC)+/-@                                                 3.67          11/01/2035            2,310,000
        570,000    ROSEVILLE MN PRIVATE SCHOOL FACILITIES REVENUE NORTHWESTERN
                   COLLEGE PROJECT (EDUCATIONAL FACILITIES REVENUE LOC)+/-@            3.69          11/01/2022              570,000
        415,000    SOUTH WASHINGTON COUNTY MN INDEPENDENT SCHOOL DISTRICT #833
                   SERIES 1194 (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)
                   +/-@                                                                3.72          08/01/2013              415,000
      1,410,000    ST. LOUIS PARK MN KNOLLWOOD PLACE (MFHR, FNMA INSURED)+/-@          3.67          10/01/2035            1,410,000
        335,000    ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES O (OTHER
                   REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-@                      3.69          03/01/2012              335,000

                                                                                                                          23,650,000
                                                                                                                   -----------------

MISSOURI - 1.42%
        810,000    INDEPENDENCE MO IDA THE MANSIONS PROJECT (MFHR, FHLMC
                   INSURED)+/-@                                                        3.67          08/01/2035              810,000
      3,400,000    JACKSON COUNTY MO IDA KANSAS CITY HOSPICE (OTHER REVENUE,
                   FIFTH THIRD BANK LOC)+/-@                                           3.57          01/01/2030            3,400,000

                                                                                                                           4,210,000
                                                                                                                   -----------------

NEBRASKA - 0.55%
      1,625,000    SARPY COUNTY NE HOSPITAL AUTHORITY #1 IMMANUEL HEALTH
                   SYSTEMS PROJECT SERIES B (HEALTHCARE FACILITIES REVENUE
                   LOC)+/-@                                                            3.64          07/01/2030            1,625,000
                                                                                                                   -----------------

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
NEVADA - 1.24%
$     3,340,000    CLARK COUNTY NV ECONOMIC DEVELOPMENT OPPORTUNITY VILLAGE
                   FOUNDATION PROJECT (OTHER REVENUE, ALLIED IRISH BANK PLC
                   LOC)+/-@                                                            3.66%         01/01/2037    $       3,340,000
        105,000    LAS VEGAS NV ECONOMIC DEVELOPMENT (OTHER REVENUE, BANK OF
                   NEW YORK LOC)+/-@                                                   3.65          10/01/2035              105,000
        230,000    WASHOE COUNTY NV SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                   FGIC INSURED)+/-@                                                   3.70          06/01/2020              230,000

                                                                                                                           3,675,000
                                                                                                                   -----------------

NEW HAMPSHIRE - 2.46%
      1,600,000    NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES AUTHORITY COLBY
                   SAWYER COLLEGE (EDUCATIONAL FACILITIES REVENUE, ALLIED IRISH
                   BANK PLC LOC)+/-@                                                   3.66          09/01/2036            1,600,000
        620,000    NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES AUTHORITY
                   CROTCHED MOUNTAIN REHABILITATION (HFFA REVENUE, ALLIED IRISH
                   BANK PLC LOC)+/-@                                                   3.67          01/01/2037              620,000
      3,000,000    NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES AUTHORITY
                   FRISBIE MEMORIAL HOSPITAL (HFFA REVENUE, BANK OF AMERICA
                   LOC)+/-@                                                            3.68          10/01/2036            3,000,000
      2,050,000    NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES HEALTH CARE
                   SERIES A (OTHER REVENUE, JPMORGAN CHASE BANK LOC)+/-@               3.70          01/01/2030            2,050,000

                                                                                                                           7,270,000
                                                                                                                   -----------------

NEW JERSEY - 2.54%
      7,500,000    NEW JERSEY STATE TRAN (OTHER REVENUE)                               4.50          06/22/2007            7,518,911
                                                                                                                   -----------------
NEW MEXICO - 2.66%
      7,855,000    NEW MEXICO STATE TRAN (OTHER REVENUE)                               4.50          06/29/2007            7,873,404
                                                                                                                   -----------------

NEW YORK - 1.11%
      1,605,000    NEW YORK NY CITY TRANSITIONAL FINANCE AUTHORITY BUILDING
                   ANTICIPATION NOTES (SALES TAX REVENUE, BANK OF NEW YORK LOC)        4.25          06/29/2007            1,608,015
      1,675,000    NEW YORK NY SUBSERIES E3 (PROPERTY TAX REVENUE, BANK OF
                   AMERICA LOC)+/-@                                                    3.64          08/01/2034            1,675,000

                                                                                                                           3,283,015
                                                                                                                   -----------------

OHIO - 4.84%
      9,000,000    FRANKLIN COUNTY OH FIRST COMMUNITY VILLAGE PROJECT (HFFA
                   REVENUE, BANK OF AMERICA NA LOC)+/-@                                3.67          03/01/2036            9,000,000
      1,908,000    HAMILTON OH AFFORDABLE HOUSING SERIES B (HOUSING REVENUE,
                   FHLB INSURED)+/-@                                                   3.71          01/01/2035            1,908,000
      2,400,000    LORAIN COUNTY OH EMH REGIONAL MEDICAL CENTER (HEALTHCARE
                   FACILITIES REVENUE, AMBAC INSURED)+/-@                              3.67          11/01/2021            2,400,000
      1,000,000    OHIO STATE HIGHER EDUCATION AUTHORITY CLEVELAND INSTITUTE OF
                   MUSIC PROJECT (EDUCATIONAL FACILITIES REVENUE, NATIONAL
                   CITY BANK)+/-@                                                      3.67          05/01/2030            1,000,000

                                                                                                                          14,308,000
                                                                                                                   -----------------

OKLAHOMA - 0.54%
      1,590,000    PAYNE COUNTY OK ECONOMICAL DEVELOPMENT AUTHORITY PHASE III
                   PROJECT (EDUCATIONAL FACILITIES REVENUE, AMBAC INSURED)
                   +/-@                                                                3.68          07/01/2032            1,590,000
                                                                                                                   -----------------
OREGON - 0.22%
        655,000    OREGON STATE HOMEOWNER (OTHER REVENUE, MERRILL LYNCH CAPITAL
                   SERVICES LOC)+/-@                                                   3.73          05/01/2010              655,000
                                                                                                                   -----------------

OTHER - 2.69%
      1,465,000    EAGLE TAX-EXEMPT TRUST CERTIFICATES 20004001 CLASS A
                   (UTILITIES REVENUE LOC, MBIA INSURED)+/-@                           3.71          01/01/2022            1,465,000
      2,000,000    EAGLE TAX-EXEMPT TRUST CERTIFICATES 20004202 CLASS A (LEASE
                   REVENUE LOC, AMBAC INSURED)+/-@                                     3.71          10/01/2027            2,000,000
      4,100,000    EAGLE TAX-EXEMPT TRUST CERTIFICATES 20024301 CLASS A
                   (PROPERTY TAX REVENUE LOC, PSFG INSURED)+/-@                        3.71          08/15/2020            4,100,000
        400,000    RESET OPTION CERTIFICATES TRUST II-R (SEWER REVENUE,
                   FGIC INSURED)+/-@                                                   3.70          11/01/2031              400,000

                                                                                                                           7,965,000
                                                                                                                   -----------------

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                       WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE    MATURITY DATE        VALUE
PENNSYLVANIA - 2.60%
$       940,000    PENNSYLVANIA ECONOMIC DEVELOPMENT FINANCING AUTHORITY
                   TREASURY DEPARTMENT HOSPITAL ENHANCEMENT LOAN PROGRAM A2
                   (HOSPITAL REVENUE, NATIONAL CITY  BANK)+/-@                         3.67%         06/01/2011    $         940,000
        450,000    PENNSYLVANIA HONEYSUCKLE STUDENT HOLDING SERIES A (COLLEGE &
                   UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)+/-@                  3.67          07/01/2034              450,000
      5,000,000    PENNSYLVANIA STATE HIGHER EDUCATIONAL FACILITIES AUTHORITY
                   STUDENT HOUSING REVENUE SERIES A (OTHER REVENUE LOC)+/-@            3.68          11/01/2036            5,000,000
      1,300,000    PENNSYLVANIA STATE TURNPIKE COMMISSION SERIES C
                   (TRANSPORTATION REVENUE, AMBAC INSURED)+/-@                         3.65          12/01/2022            1,300,000

                                                                                                                           7,690,000
                                                                                                                   -----------------

SOUTH CAROLINA - 1.96%
      2,800,000    CHARLESTON SC SERIES B (WATER & SEWER REVENUE, WACHOVIA BANK
                   LOC)+/-@                                                            3.67          01/01/2035            2,800,000
      3,000,000    SOUTH CAROLINA TRANSPORTATION INFRASTRUCTURE (OTHER
                   REVENUE, AMBAC INSURED)+/-@                                         3.72          04/01/2012            3,000,000

                                                                                                                           5,800,000
                                                                                                                   -----------------

TENNESSEE - 1.68%
      1,965,000    METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN
                   DISTRICT ENERGY (OTHER REVENUE, AMBAC INSURED)+/-@                  3.70          10/01/2022            1,965,000
      3,000,000    MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY POOLED
                   FINANCING LOAN POOL (OTHER REVENUE,
                   BANK OF AMERICA NA LOC)+/-@                                         3.67          11/01/2027            3,000,000

                                                                                                                           4,965,000
                                                                                                                   -----------------

TEXAS - 8.67%
      1,800,000    ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-55 (PROPERTY TAX
                   REVENUE, PERMANENT SCHOOL FUND GUARANTEED)+/-@                      3.70          02/01/2014            1,800,000
      3,045,000    AUSTIN TX WATER & WASTEWATER SYSTEM SERIES 1319 (WATER
                   REVENUE, MBIA INSURED)+/-@                                          3.70          11/15/2013            3,045,000
      1,000,000    BEXAR COUNTY TX HOUSING FINANCE CORPORATION VISTA MEADOWS
                   PROJECT (HOUSING REVENUE, FHLMC INSURED)+/-@                        3.67          09/01/2036            1,000,000
      1,850,000    CAPITAL AREA CULTURAL EDUCATIONAL FACILITIES ROMAN CATHOLIC
                   DIOCESE (IDR, WACHOVIA BANK LOC)+/-@                                3.67          04/01/2045            1,850,000
        725,000    HARRIS COUNTY TX HOUSTON SPORTS AUTHORITY JUNIOR LIEN RODEO
                   SERIES C (SPORTS FACILITIES REVENUE, MBIA INSURED)+/-@              3.73          11/15/2030              725,000
      1,100,000    HOUSTON TX SERIES SG 139 (COLLEGE & UNIVERSITY REVENUE,
                   SOCIETE GENERALE LOC)+/-@                                           3.71          11/15/2029            1,100,000
      2,495,000    HOUSTON TX WATER & SEWER SYSTEM (WATER & SEWER REVENUE, MBIA
                   INSURED)+/-@                                                        3.73          12/01/2023            2,495,000
      2,700,000    MIDLOTHIAN INDUSTRIAL DEVELOPMENT CORPORATION CROW CEMENT
                   COMPANY PROJECT (IDR, UBC AG LOC)+/-@                               3.54          12/01/2009            2,700,000
      4,000,000    PASADENA TX INDEPENDENT SCHOOL DISTRICT SERIES A (PROPERTY
                   TAX REVENUE, PERMANENT SCHOOL FUND GUARANTEED)+/-@                  3.66          08/15/2026            4,000,000
      1,205,000    POLLY RYON HOSPITAL AUTHORITY TX POLLY RYON MEMORIAL
                   HOSPITAL (HOSPITAL REVENUE, JPMORGAN CHASE BANK LOC)+/-@            3.70          11/01/2026            1,205,000
      3,635,000    ROCKWALL TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX
                   REVENUE, DEXIA INSURED)+/-@                                         3.66          08/01/2037            3,635,000
      1,055,000    SAN ANTONIO TX SERIES A (WATER REVENUE, MBIA INSURED)+/-@           3.51          05/15/2033            1,055,000
      1,030,000    TEXAS STATE TRANSPORTATION SERIES B (TRANSPORTATION REVENUE)+/-@    3.52          04/01/2026            1,030,000

                                                                                                                          25,640,000
                                                                                                                   -----------------

VIRGINIA - 0.76%
      2,260,000    LOUDOUN COUNTY VA SANITATION AUTHORITY WATER & SEWER REVENUE
                   (WATER REVENUE LOC)+/-@                                             3.70          01/01/2024            2,260,000
                                                                                                                   -----------------

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
WASHINGTON - 1.80%
$     2,600,000    EVERETT WA (PROPERTY TAX REVENUE LOC,
                   BANK OF AMERICA LOC)+/-@                                            3.72%         12/01/2021    $       2,600,000
        265,000    KING COUNTY WA HOUSING AUTHORITY SERIES A (HOUSING REVENUE,
                   FHLMC INSURED)+/-@                                                  3.67          07/01/2035              265,000
        875,000    WASHINGTON STATE HEALTH CARE FACILITIES AUTHORITY REVENUE
                   (HOSPITAL REVENUE LOC)+/-@                                          3.63          04/01/2018              875,000
      1,600,000    WASHINGTON STATE HOUSING FINANCE COMMISSION BUSH SCHOOL
                   PROJECT (HOUSING REVENUE, BANK OF AMERICA LOC)+/-@                  3.68          04/01/2034            1,600,000

                                                                                                                           5,340,000
                                                                                                                   -----------------

WISCONSIN - 1.54%
      1,750,000    WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                   REVENUE HOSPICE CARE HOLDINGS INCORPORATED (HEALTHCARE
                   FACILITIES REVENUE LOC)+/-@                                         3.66          05/01/2030            1,750,000
      2,800,000    WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                   WHEATON FRANCISCAN SERVICES SERIES B (HEALTHCARE FACILITIES
                   REVENUE, US BANK NA LOC)+/-@                                        3.52          08/15/2033            2,800,000

                                                                                                                           4,550,000
                                                                                                                   -----------------

WYOMING - 1.69%
      5,000,000    SWEETWATER COUNTY WY PACIFIC CORPORATION PROJECT SERIES A
                   (PCR, BARCLAYS BANK PLC LOC)+/-@                                    3.53          07/01/2015            5,000,000
                                                                                                                   -----------------
TOTAL MUNICIPAL BONDS & NOTES
(COST $267,989,572)                                                                                                      267,989,572
                                                                                                                   -----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $294,864,572)*                                             99.66%                                            $     294,864,572

OTHER ASSETS AND LIABILITIES, NET                                 0.34                                                     1,000,799
                                                                ------                                             -----------------

TOTAL NET ASSETS                                                100.00%                                            $     295,865,371
                                                                ======                                             =================

+/-   VARIABLE RATE INVESTMENTS.

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES--FEBRUARY 28, 2007

                                       WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

                                                                        CALIFORNIA                           NATIONAL
                                                                    TAX-FREE MONEY            MONEY    TAX-FREE MONEY
                                                                      MARKET TRUST     MARKET TRUST      MARKET TRUST
----------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ...............................   $  588,681,779   $ 2,385,820,962   $  294,864,572
   REPURCHASE AGREEMENTS ........................................                0       301,645,000                0
                                                                    --------------------------------------------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE  COST BELOW) .............      588,681,779     2,687,465,962      294,864,572
                                                                    --------------------------------------------------
   CASH .........................................................           67,451            50,344           69,428
   RECEIVABLE FOR INVESTMENTS SOLD ..............................        5,002,770                 0          202,216
   RECEIVABLES FOR INTEREST .....................................        2,928,069         5,303,245        1,595,124
                                                                    --------------------------------------------------
TOTAL ASSETS ....................................................      596,680,069     2,692,819,551      296,731,340
                                                                    --------------------------------------------------

LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED ............................       21,751,479         6,244,457                0
   DIVIDENDS PAYABLE ............................................        1,415,758        11,223,724          782,796
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ........           79,503           409,268           39,629
   PAYABLE TO THE TRUSTEES ......................................                0                 0            1,094
   ACCRUED EXPENSES AND OTHER LIABILITIES .......................          140,706           131,955           42,450
                                                                    --------------------------------------------------
TOTAL LIABILITIES ...............................................       23,387,446        18,009,404          865,969
                                                                    --------------------------------------------------
TOTAL NET ASSETS ................................................   $  573,292,623   $ 2,674,810,147   $  295,865,371
                                                                    ==================================================

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL ..............................................   $  573,319,899   $ 2,674,837,447   $  295,896,210
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...................                0                 2              920
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ........          (27,276)          (27,302)         (31,759)
                                                                    --------------------------------------------------
TOTAL NET ASSETS ................................................   $  573,292,623   $ 2,674,810,147   $  295,865,371
                                                                    --------------------------------------------------

COMPUTATION OF  NET ASSET VALUE AND OFFERING PRICE PER SHARE 1
----------------------------------------------------------------------------------------------------------------------
   NET ASSETS ...................................................   $  573,292,623   $ 2,674,810,147   $  295,865,371
   SHARES OUTSTANDING ...........................................      573,307,223     2,674,915,768      295,889,646
   NET ASSET VALUE AND OFFERING PRICE PER SHARE .................   $         1.00   $          1.00   $         1.00
                                                                    --------------------------------------------------
INVESTMENTS AT COST .............................................   $  588,681,779   $ 2,687,465,962   $  294,864,572
                                                                    ==================================================

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                  STATEMENTS OF OPERATIONS--FOR THE YEAR ENDED FEBRUARY 28, 2007
--------------------------------------------------------------------------------

                                                                           CALIFORNIA                       NATIONAL
                                                                             TAX-FREE                       TAX-FREE
                                                                         MONEY MARKET    MONEY MARKET   MONEY MARKET
                                                                                TRUST           TRUST          TRUST
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INTEREST ..........................................................   $ 17,821,760   $ 148,237,721   $ 15,242,881
                                                                         --------------------------------------------
TOTAL INVESTMENT INCOME ..............................................     17,821,760     148,237,721     15,242,881
                                                                         --------------------------------------------
EXPENSES
   ADMINISTRATION FEES ...............................................        876,653       4,822,056        738,442
   CUSTODY FEES ......................................................        103,136         567,301         86,876
   ACCOUNTING FEES ...................................................         44,235         153,314         40,414
   PROFESSIONAL FEES .................................................         49,678          48,592         24,571
   REGISTRATION FEES .................................................          2,850          12,709          8,750
   SHAREHOLDER REPORTS ...............................................          8,470          27,798          7,159
   TRUSTEES' FEES ....................................................          8,599           8,599          8,599
   OTHER FEES AND EXPENSES ...........................................          8,153          43,351          9,325
                                                                         --------------------------------------------
TOTAL EXPENSES .......................................................      1,101,774       5,683,720        924,136
                                                                         --------------------------------------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ......................        (70,416)        (21,525)       (53,857)
   NET EXPENSES ......................................................      1,031,358       5,662,195        870,279
                                                                         --------------------------------------------
NET INVESTMENT INCOME (LOSS) .........................................     16,790,402     142,575,526     14,372,602
                                                                         --------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
---------------------------------------------------------------------------------------------------------------------
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ...          1,427           2,885          3,324
                                                                         --------------------------------------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ............................          1,427           2,885          3,324
                                                                         --------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ...............          1,427           2,885          3,324
                                                                         --------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......   $ 16,791,829   $ 142,578,411   $ 14,375,926
                                                                         ============================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS    STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                            CALIFORNIA TAX-FREE
                                                                                             MONEY MARKET TRUST
                                                                          --------------------------------------------------------
                                                                                    FOR THE             FOR THE           FOR THE
                                                                                 YEAR ENDED        PERIOD ENDED        YEAR ENDED
                                                                          FEBRUARY 28, 2007   FEBRUARY 28, 2006    MARCH 31, 2005
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...............................................   $     485,163,776   $     556,885,080   $   501,852,748

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .......................................          16,790,402          13,149,776         6,464,203
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ............................               1,427              (4,084)          (16,619)
                                                                          --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......          16,791,829          13,145,692         6,447,584
                                                                          --------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME ..............................................         (16,793,202)        (13,149,776)       (6,464,203)
   NET REALIZED GAIN ON SALES OF INVESTMENTS ..........................                   0                   0           (27,520)
                                                                          --------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...................................         (16,793,202)        (13,149,776)       (6,491,723)
                                                                          --------------------------------------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD ..........................................       2,411,572,754       2,326,057,146     2,140,375,718
   REINVESTMENT OF DISTRIBUTIONS ......................................             583,773             423,255           184,739
   COST OF SHARES REDEEMED ............................................      (2,324,026,307)     (2,398,197,621)   (2,085,483,986)
                                                                          --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS .................................................          88,130,220         (71,717,220)       55,076,471
                                                                          --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .................................          88,128,847         (71,721,304)       55,032,332
                                                                          --------------------------------------------------------
ENDING NET ASSETS .....................................................   $     573,292,623   $     485,163,776   $   556,885,080
                                                                          ========================================================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD ........................................................       2,411,572,753       2,326,057,146     2,140,375,718
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS .....................             583,773             423,255           184,739
   SHARES REDEEMED ....................................................      (2,324,026,307)     (2,398,197,621)   (2,085,483,986)
                                                                          --------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS .................................................          88,130,219         (71,717,220)       55,076,471
                                                                          --------------------------------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..........   $               0   $           2,801   $             0
                                                                          ========================================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS    WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

                                                                                             MONEY MARKET TRUST
                                                                          ----------------------------------------------------------
                                                                                    FOR THE             FOR THE             FOR THE
                                                                                 YEAR ENDED        PERIOD ENDED          YEAR ENDED
                                                                          FEBRUARY 28, 2007   FEBRUARY 28, 2006      MARCH 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...............................................   $   2,599,057,738   $   2,070,150,632   $   1,448,899,436

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .......................................         142,575,526          77,072,793          24,128,932
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ............................               2,885              10,768             (30,747)
                                                                          ----------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......         142,578,411          77,083,561          24,098,185
                                                                          ----------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME ..............................................        (142,581,309)        (77,072,794)        (24,128,932)
   NET REALIZED GAIN ON SALES OF INVESTMENTS ..........................                   0                   0                   0
                                                                          ----------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...................................        (142,581,309)        (77,072,794)        (24,128,932)
                                                                          ----------------------------------------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD ..........................................      23,862,815,124      19,950,279,929      14,808,438,447
   REINVESTMENT OF DISTRIBUTIONS ......................................                 218                 151                  87
   COST OF SHARES REDEEMED ............................................     (23,787,060,035)    (19,421,383,741)    (14,187,156,591)
                                                                          ----------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS .................................................          75,755,307         528,896,339         621,281,943
                                                                          ----------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .................................          75,752,409         528,907,106         621,251,196
                                                                          ----------------------------------------------------------
ENDING NET ASSETS .....................................................   $   2,674,810,147   $   2,599,057,738   $   2,070,150,632
                                                                          ==========================================================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD ........................................................      23,862,815,123      19,950,279,929      14,808,438,447
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS .....................                 218                 151                  87
   SHARES REDEEMED ....................................................     (23,787,060,035)    (19,421,383,741)    (14,187,156,591)
                                                                          ---------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS .................................................          75,755,306         528,896,339         621,281,943
                                                                          ---------------------------------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..........   $               2   $           5,785   $               2
                                                                          =========================================================

                                                                                               NATIONAL TAX-FREE
                                                                                              MONEY MARKET TRUST
                                                                          ----------------------------------------------------------
                                                                                    FOR THE             FOR THE             FOR THE
                                                                                 YEAR ENDED        PERIOD ENDED          YEAR ENDED
                                                                          FEBRUARY 28, 2007   FEBRUARY 28, 2006      MARCH 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...............................................   $     599,064,322   $     293,652,708   $     563,984,655

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .......................................          14,372,602          11,779,542           4,135,908
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ............................               3,324             (16,060)            (15,831)
                                                                          ----------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......          14,375,926          11,763,482           4,120,077
                                                                          ----------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME ..............................................         (14,374,356)        (11,779,542)         (4,135,910)
   NET REALIZED GAIN ON SALES OF INVESTMENTS ..........................                   0                   0             (64,774)
                                                                          ----------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...................................         (14,374,356)        (11,779,542)         (4,200,684)
                                                                          ----------------------------------------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD ..........................................       3,329,980,447       3,099,311,641       2,077,725,612
   REINVESTMENT OF DISTRIBUTIONS ......................................             223,188             150,571              77,112
   COST OF SHARES REDEEMED ............................................      (3,633,404,156)     (2,794,034,538)     (2,348,054,064)
                                                                          ----------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS .................................................        (303,200,521)        305,427,674        (270,251,340)
                                                                          ----------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .................................        (303,198,951)        305,411,614        (270,331,947)
                                                                          ----------------------------------------------------------
ENDING NET ASSETS .....................................................   $     295,865,371   $     599,064,322   $     293,652,708
                                                                          ==========================================================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD ........................................................       3,329,980,445       3,099,311,641       2,077,725,611
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS .....................             223,188             150,572              77,111
   SHARES REDEEMED ....................................................      (3,633,404,156)     (2,794,034,538)     (2,348,054,064)
                                                                          ----------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS .................................................        (303,200,523)        305,427,675        (270,251,342)
                                                                          ----------------------------------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..........   $             920   $           2,674   $             922
                                                                          ==========================================================

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS                   FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                             BEGINNING          NET     NET REALIZED   DISTRIBUTIONS
                                                                             NET ASSET   INVESTMENT   AND UNREALIZED        FROM NET
                                                                             VALUE PER       INCOME      GAIN (LOSS)      INVESTMENT
                                                                                 SHARE       (LOSS)   ON INVESTMENTS          INCOME
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET TRUST
------------------------------------------------------------------------------------------------------------------------------------
MARCH 1, 2006 TO FEBRUARY 28, 2007 .......................................       $1.00         0.03             0.00          (0.03)
APRIL 1, 2005 TO FEBRUARY 28, 2006(3) ....................................       $1.00         0.02             0.00          (0.02)
APRIL 1, 2004 TO MARCH 31, 2005 ..........................................       $1.00         0.01             0.00          (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 ..........................................       $1.00         0.01             0.00          (0.01)
APRIL 1, 2002 TO MARCH 31, 2003 ..........................................       $1.00         0.01             0.00          (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 ..........................................       $1.00         0.02             0.00          (0.02)

MONEY MARKET TRUST
------------------------------------------------------------------------------------------------------------------------------------
MARCH 1, 2006 TO FEBRUARY 28, 2007 .......................................       $1.00         0.05             0.00          (0.05)
APRIL 1, 2005 TO FEBRUARY 28, 2006(3) ....................................       $1.00         0.03             0.00          (0.03)
APRIL 1, 2004 TO MARCH 31, 2005 ..........................................       $1.00         0.02             0.00          (0.02)
APRIL 1, 2003 TO MARCH 31, 2004 ..........................................       $1.00         0.01             0.00          (0.01)
APRIL 1, 2002 TO MARCH 31, 2003 ..........................................       $1.00         0.02             0.00          (0.02)
APRIL 1, 2001 TO MARCH 31, 2002 ..........................................       $1.00         0.03             0.00          (0.03)

NATIONAL TAX-FREE MONEY MARKET TRUST
------------------------------------------------------------------------------------------------------------------------------------
MARCH 1, 2006 TO FEBRUARY 28, 2007 .......................................       $1.00         0.03             0.00          (0.03)
APRIL 1, 2005 TO FEBRUARY 28, 2006(3) ....................................       $1.00         0.02             0.00          (0.02)
APRIL 1, 2004 TO MARCH 31, 2005 ..........................................       $1.00         0.01             0.00          (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 ..........................................       $1.00         0.01             0.00          (0.01)
APRIL 1, 2002 TO MARCH 31, 2003 ..........................................       $1.00         0.01             0.00          (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 ..........................................       $1.00         0.02             0.00          (0.02)

(1) DURING EACH PERIOD, VARIOUS FEES AND EXPENSES WERE WAIVED AND REIMBURSED, AS INDICATED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO IN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS
      (NOTE 3).

(2) TOTAL RETURN CALCULATIONS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR REIMBURSED DURING THE PERIODS SHOWN. RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(3)   THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO FEBRUARY 28.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                   WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

                                                        DISTRIBUTIONS      ENDING     RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                             FROM NET   NET ASSET   -----------------------------------------------
                                                             REALIZED   VALUE PER   NET INVESTMENT      GROSS   EXPENSES        NET
                                                                GAINS       SHARE    INCOME (LOSS)   EXPENSES     WAIVED   EXPENSES
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
MARCH 1, 2006 TO FEBRUARY 28, 2007 ..................            0.00       $1.00            3.26%      0.21%    (0.01)%      0.20%
APRIL 1, 2005 TO FEBRUARY 28, 2006(3) ...............            0.00       $1.00            2.43%      0.21%    (0.01)%      0.20%
APRIL 1, 2004 TO MARCH 31, 2005 .....................            0.00       $1.00            1.24%      0.21%    (0.01)%      0.20%
APRIL 1, 2003 TO MARCH 31, 2004 .....................            0.00       $1.00            0.81%      0.21%    (0.01)%      0.20%
APRIL 1, 2002 TO MARCH 31, 2003 .....................            0.00       $1.00            1.16%      0.24%    (0.04)%      0.20%
APRIL 1, 2001 TO MARCH 31, 2002 .....................            0.00       $1.00            1.92%      0.25%    (0.05)%      0.20%

MONEY MARKET TRUST
------------------------------------------------------------------------------------------------------------------------------------
MARCH 1, 2006 TO FEBRUARY 28, 2007 ..................            0.00       $1.00            5.03%      0.20%      0.00%      0.20%
APRIL 1, 2005 TO FEBRUARY 28, 2006(3) ...............            0.00       $1.00            3.53%      0.20%      0.00%      0.20%
APRIL 1, 2004 TO MARCH 31, 2005 .....................            0.00       $1.00            1.59%      0.20%      0.00%      0.20%
APRIL 1, 2003 TO MARCH 31, 2004 .....................            0.00       $1.00            0.98%      0.21%     (0.01)%     0.20%
APRIL 1, 2002 TO MARCH 31, 2003 .....................            0.00       $1.00            1.56%      0.23%     (0.03)%     0.20%
APRIL 1, 2001 TO MARCH 31, 2002 .....................            0.00       $1.00            3.02%      0.22%     (0.02)%     0.20%

NATIONAL TAX-FREE MONEY MARKET TRUST
------------------------------------------------------------------------------------------------------------------------------------
MARCH 1, 2006 TO FEBRUARY 28, 2007 ..................            0.00       $1.00            3.31%      0.21%     (0.01)%     0.20%
APRIL 1, 2005 TO FEBRUARY 28, 2006(3) ...............            0.00       $1.00            2.49%      0.21%     (0.01)%     0.20%
APRIL 1, 2004 TO MARCH 31, 2005 .....................            0.00       $1.00            1.18%      0.22%     (0.02)%     0.20%
APRIL 1, 2003 TO MARCH 31, 2004 .....................            0.00       $1.00            0.86%      0.21%     (0.01)%     0.20%
APRIL 1, 2002 TO MARCH 31, 2003 .....................            0.00       $1.00            1.28%      0.22%     (0.02)%     0.20%
APRIL 1, 2001 TO MARCH 31, 2002 .....................            0.00       $1.00            2.08%      0.24%     (0.04)%     0.20%

                                                            NET ASSETS AT
                                                TOTAL       END OF PERIOD
                                            RETURN(2)     (000'S OMITTED)
--------------------------------------------------------------------------

--------------------------------------------------------------------------
MARCH 1, 2006 TO FEBRUARY 28, 2007 ......       3.31%       $     573,293
APRIL 1, 2005 TO FEBRUARY 28, 2006(3) ...       2.26%       $     485,164
APRIL 1, 2004 TO MARCH 31, 2005 .........       1.24%       $     556,885
APRIL 1, 2003 TO MARCH 31, 2004 .........       0.82%       $     501,853
APRIL 1, 2002 TO MARCH 31, 2003 .........       1.18%       $     830,713
APRIL 1, 2001 TO MARCH 31, 2002 .........       2.01%       $     852,775

MONEY MARKET TRUST
--------------------------------------------------------------------------
MARCH 1, 2006 TO FEBRUARY 28, 2007 ......       5.13%       $   2,674,810
APRIL 1, 2005 TO FEBRUARY 28, 2006(3) ...       3.23%       $   2,599,058
APRIL 1, 2004 TO MARCH 31, 2005 .........       1.61%       $   2,070,151
APRIL 1, 2003 TO MARCH 31, 2004 .........       1.00%       $   1,448,899
APRIL 1, 2002 TO MARCH 31, 2003 .........       1.58%       $   1,823,970
APRIL 1, 2001 TO MARCH 31, 2002 .........       3.27%       $   1,776,435

NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------
MARCH 1, 2006 TO FEBRUARY 28, 2007 ......       3.39%       $     295,865
APRIL 1, 2005 TO FEBRUARY 28, 2006(3) ...       2.30%       $     599,064
APRIL 1, 2004 TO MARCH 31, 2005 .........       1.25%       $     293,653
APRIL 1, 2003 TO MARCH 31, 2004 .........       0.86%       $     563,985
APRIL 1, 2002 TO MARCH 31, 2003 .........       1.30%       $     507,048
APRIL 1, 2001 TO MARCH 31, 2002 .........       2.25%       $     627,773

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at February 28, 2007, was comprised of 109 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the California Tax-Free Money Market Trust, Money Market Trust, and National Tax-Free Money Market Trust.

      Each Fund, except for the California Tax-Free Money Market Trust, is a diversified series of the Trust. The California Tax-Free Money Market Trust is a non-diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      The Fund(s) invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

      The amortized cost method is used to value portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund(s) seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

      Investments which are not valued using the method discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of the identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications. At February 28, 2007, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statements of Assets and Liabilities:

                                         Undistributed Net   Undistributed Net
Fund                                     Investment Income   Realized Gain/Loss   Paid-in Capital
-------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET TRUST         $ (1)                $ 0                $ 1
-------------------------------------------------------------------------------------------------

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1 of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at February 28, 2007.

NOTES TO FINANCIAL STATEMENTS          WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

      At February 28, 2007, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

                                                        Capital Loss
Fund                                     Year Expires   Carryforwards
---------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET TRUST       2014         $ 15,884
                                             2015           11,392
---------------------------------------------------------------------
MONEY MARKET TRUST                           2013           27,302
---------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET TRUST         2014           20,143
                                             2015           11,616
---------------------------------------------------------------------

REPURCHASE AGREEMENTS

      The Fund(s) may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC ("Funds Management"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Funds Management. The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

      Pursuant to the advisory contract, Funds Management does not receive a fee for providing those services.

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                                  % of Average
                                     Average Daily Net Assets   Daily Net Assets
--------------------------------------------------------------------------------
ALL FUNDS                                First $5 billion             0.17
                                          Next $5 billion             0.16
                                         Over $10 billion             0.15
--------------------------------------------------------------------------------

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

                                                                  % of Average
                                                                Daily Net Assets
--------------------------------------------------------------------------------
ALL FUNDS                                                             0.02
--------------------------------------------------------------------------------

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the year ended February 28, 2007, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected, if any. Funds Management has committed through June 30, 2007 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Net operating expense ratio during the period was as follows:

                                                                   Net Operating
                                                                  Expense Ratios
--------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET TRUST                                 0.20%
--------------------------------------------------------------------------------
MONEY MARKET TRUST                                                     0.20%
--------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET TRUST                                   0.20%
--------------------------------------------------------------------------------

4. DISTRIBUTION TO SHAREHOLDERS
--------------------------------------------------------------------------------

      The tax character of distributions paid during the year ended February 28, 2007, the period ended February 28, 2006, and the year ended March 31, 2005 was as follows:

                                          Tax-Exempt      Ordinary       Long-Term    Dividends Paid on
                                            Income         Income      Capital Gain      Redemptions         Total
Fund                                         2007           2007           2007             2007              2007
----------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET TRUST   $ 16,793,202   $          0        $ 0              $ 0          $ 16,793,202
----------------------------------------------------------------------------------------------------------------------
MONEY MARKET TRUST                                  0    142,581,309          0                0           142,581,309
----------------------------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET TRUST       14,372,670          1,686          0                0            14,374,356
----------------------------------------------------------------------------------------------------------------------

                                          Tax-Exempt      Ordinary       Long-Term    Dividends Paid on
                                            Income         Income      Capital Gain      Redemptions          Total
Fund                                         2006           2006           2006              2006             2006
----------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET TRUST   $ 13,149,776   $          0        $ 0              $ 0          $ 13,149,776
----------------------------------------------------------------------------------------------------------------------
MONEY MARKET TRUST                                  0     77,072,794          0                0            77,072,794
----------------------------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET TRUST       11,779,542              0          0                0            11,779,542
----------------------------------------------------------------------------------------------------------------------

                                          Tax-Exempt      Ordinary       Long-Term    Dividends Paid on
                                            Income         Income      Capital Gain      Redemptions          Total
Fund                                         2005           2005           2005              2005             2005
----------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET TRUST    $ 6,463,601   $        602     $ 27,520            $ 0          $  6,491,723
----------------------------------------------------------------------------------------------------------------------
MONEY MARKET TRUST                                  0     24,128,932            0              0            24,128,932
----------------------------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET TRUST        4,135,373         10,181       55,130              0             4,200,684
----------------------------------------------------------------------------------------------------------------------

As of February 28, 2007, the components of distributable earnings on a tax basis are shown on the table below.

                            Undistributed   Undistributed                      Unrealized
                              Tax-Exempt      Ordinary       Undistributed    Appreciation    Capital Loss
Fund                            Income         Income       Long-Term Gain   (Depreciation)   Carryforward     Total
------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY
MARKET TRUST                 $ 1,415,758     $         0      $        0       $         0     $ (27,276)    $ 1,388,482
------------------------------------------------------------------------------------------------------------------------
MONEY MARKET TRUST                     0      11,223,726               0                 0       (27,302)     11,196,424
------------------------------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY
MARKET TRUST                     783,716               0               0                 0       (31,759)        751,957
------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS          WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

5. NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

      In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. In December 2006, the SEC issued a letter allowing for an implementation delay for funds until the last NAV calculation in the first required reporting period for fiscal years beginning after December 15, 2006. As of February 28, 2007, Management does not believe the impact of the adoption of FIN 48 will be material to the financial statements.

      In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of February 28, 2007, Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                         REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND SHAREHOLDERS OF
WELLS FARGO FUNDS TRUST:

      We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the California Tax-Free Money Market Trust Fund, Money Market Trust Fund, and National Tax-Free Money Market Trust Fund (the "Funds"), three of the Funds constituting the Wells Fargo Funds Trust as of February 28, 2007, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2007, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of the Wells Fargo Funds Trust as of February 28, 2007, the results of their operations, changes in their net assets and their financial highlights for the periods indicated in the paragraph above, in conformity with U.S. generally accepted accounting principles.

                                                 /s/ KPMG LLP

Philadelphia, Pennsylvania
April 20, 2007

OTHER INFORMATION (UNAUDITED)          WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or by visiting the SEC Web site at WWW.SEC.GOV.

TAX INFORMATION

      For federal and California income tax purposes, the following Fund(s) designates a percentage of its distributions paid from net investment income during the year as exempt-interest dividends under Section 852(b)(5) of the Code and under Section 17145 of the California Revenue and Taxation Code:

                                                     % of the distributions paid
Fund                                                 from net investment income
--------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET TRUST                         100
--------------------------------------------------------------------------------

      For federal income tax purposes, the following Fund(s) designates a percentage of its distributions paid from net investment income during the year as exempt-interest dividends under Section 852(b)(5) of the Code:

                                                     % of the distributions paid
Fund                                                 from net investment income
--------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET TRUST                           100
--------------------------------------------------------------------------------

      Pursuant to Section 871(k)(1)(C) of the Code, the Funds designate the following amount(s) as interest-related dividends:

                                                                Interest-Related
Fund                                                                Dividends
--------------------------------------------------------------------------------
MONEY MARKET TRUST                                               $ 140,027,875
--------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET TRUST                                     1,686

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS          OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund (except Money Market Funds) is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 144 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

-----------------------------------------------------------------------------------------------------
                     POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
NAME AND AGE         LENGTH OF SERVICE**     PAST FIVE YEARS                      OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------
Thomas S. Goho       Trustee, since 1987     Wake Forest University, Calloway     None
64                                           School of Business and
                                             Accountancy - The Thomas
                                             Goho Chair of Finance since
                                             January 2006. Associate Professor
                                             of Finance from 1999-2005.
-----------------------------------------------------------------------------------------------------
Peter G. Gordon      Trustee, since 1998     Chairman, CEO and Co-                None
64                   (Chairman since 2005)   Founder of Crystal Geyser
                     (Lead Trustee since     Water Company and President
                     2001)                   of Crystal Geyser Roxane Water
                                             Company.
-----------------------------------------------------------------------------------------------------
Richard M. Leach     Trustee, since 1987     Retired. Prior thereto, President    None
73                                           of Richard M. Leach Associates
                                             (a financial consulting firm).
-----------------------------------------------------------------------------------------------------
Olivia S. Mitchell   Trustee, since 2006     Professor of Insurance and Risk      None
54                                           Management, Wharton School,
                                             University of Pennsylvania.
                                             Director of the Boettner Center
                                             on Pensions and Retirement
                                             Research. Research Associate
                                             and Board Member, Penn Aging
                                             Research Center. Research
                                             Associate, National Bureau of
                                             Economic Research.
-----------------------------------------------------------------------------------------------------
Timothy J. Penny     Trustee, since 1996     Senior Counselor to the public       None
55                                           relations firm of Himle-Horner
                                             and Senior Fellow at the
                                             Humphrey Institute,
                                             Minneapolis, Minnesota (a
                                             public policy organization).
-----------------------------------------------------------------------------------------------------
Donald C. Willeke    Trustee, since 1996     Principal of the law firm of         None
66                                                       Willeke & Daniels.

OTHER INFORMATION (UNAUDITED)          WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

INTERESTED TRUSTEE***

------------------------------------------------------------------------------------------------------
                     POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE         LENGTH OF SERVICE**      PAST FIVE YEARS                      OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------
J. Tucker Morse      Trustee, since 1987      Private Investor/Real Estate         None
62                                            Developer. Prior thereto,
                                              Chairman of Whitepoint
                                              Capital, LLC until 2004.
------------------------------------------------------------------------------------------------------

OFFICERS

------------------------------------------------------------------------------------------------------
                     POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE         LENGTH OF SERVICE        PAST FIVE YEARS                      OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------
Karla M. Rabusch     President, since 2003    Executive Vice President of          None
47                                            Wells Fargo Bank, N.A. and
                                              President of Wells Fargo Funds
                                              Management, LLC since 2003.
                                              Senior Vice President and Chief
                                              Administrative Officer of Wells
                                              Fargo Funds Management, LLC
                                              from 2001 to 2003.
------------------------------------------------------------------------------------------------------
C. David Messman     Secretary, since 2000;   Senior Vice President and            None
46                   Chief Legal Counsel      Secretary of Wells Fargo Funds
                     since 2003               Management, LLC since 2001.
                                              Vice President and Managing
                                              Senior Counsel of Wells Fargo
                                              Bank, N.A. since 1996.
------------------------------------------------------------------------------------------------------
A. Erdem Cimen       Treasurer, since 2006    Vice President of Financial          None
33                                            Operations for Wells Fargo Funds
                                              Management, LLC since 2006.
                                              From 2001 to 2006, Vice
                                              President of Wells Fargo Bank,
                                              N.A. and Vice President of Wells
                                              Fargo Bank, N.A. Auto Finance
                                              Group. Vice President of Portfolio
                                              Risk Management for Wells
                                              Fargo Bank, N.A. Auto Finance
                                              Group from 2004 to 2006.
------------------------------------------------------------------------------------------------------
Dorothy A. Peters    Chief Compliance         Chief Compliance Officer of          None
45                   Officer, since 2004      Wells Fargo Funds
                                              Management, LLC since 2004.
                                              Chief Compliance Officer for
                                              Wells Fargo Funds
                                              Management, LLC from 1997
                                              to 2002. In 2002, Ms. Peters left
                                              Wells Fargo Funds
                                              Management, LLC to pursue
                                              personal goals.

------------------------------------------------------------------------------------------------------

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

 ** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

*** As of February 28, 2007, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS                  LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG    --Association of Bay Area Governments
ADR     --American Depositary Receipt
AMBAC   --American Municipal Bond Assurance Corporation
AMT     --Alternative Minimum Tax
ARM     --Adjustable Rate Mortgages
BART    --Bay Area Rapid Transit
CDA     --Community Development Authority
CDO     --Collateralized Debt Obligation
CDSC    --Contingent Deferred Sales Charge
CGIC    --Capital Guaranty Insurance Company
CGY     --Capital Guaranty Corporation
COP     --Certificate of Participation
CP      --Commercial Paper
CTF     --Common Trust Fund
DW&P    --Department of Water & Power
DWR     --Department of Water Resources
ECFA    --Educational & Cultural Facilities Authority
EDFA    --Economic Development Finance Authority
ETET    --Eagle Tax-Exempt Trust
FFCB    --Federal Farm Credit Bank
FGIC    --Financial Guaranty Insurance Corporation
FHA     --Federal Housing Authority
FHAG    --Federal Housing Agency
FHLB    --Federal Home Loan Bank
FHLMC   --Federal Home Loan Mortgage Corporation
FNMA    --Federal National Mortgage Association
GDR     --Global Depositary Receipt
GNMA    --Government National Mortgage Association
GO      --General Obligation
HCFR    --Healthcare Facilities Revenue
HEFA    --Health & Educational Facilities Authority
HEFAR   --Higher Education Facilities Authority Revenue
HFA     --Housing Finance Authority
HFFA    --Health Facilities Financing Authority
IDA     --Industrial Development Authority
IDAG    --Industrial Development Agency
IDR     --Industrial Development Revenue
LIBOR   --London Interbank Offered Rate
LLC     --Limited Liability Corporation
LOC     --Letter of Credit
LP      --Limited Partnership
MBIA    --Municipal Bond Insurance Association
MFHR    --Multi-Family Housing Revenue
MTN     --Medium Term Note
MUD     --Municipal Utility District
PCFA    --Pollution Control Finance Authority
PCR     --Pollution Control Revenue
PFA     --Public Finance Authority
PFFA    --Public Facilities Financing Authority
plc     --Public Limited Company
PSFG    --Public School Fund Guaranty
R&D     --Research & Development
RDA     --Redevelopment Authority
RDFA    --Redevelopment Finance Authority
REITS   --Real Estate Investment Trusts
SFHR    --Single Family Housing Revenue
SFMR    --Single Family Mortgage Revenue
SLMA    --Student Loan Marketing Association
TBA     --To Be Announced
TRAN    --Tax Revenue Anticipation Notes
USD     --Unified School District
XLCA    --XL Capital Assurance

[LOGO]
WELLS  ADVANTAGE
FARGO  FUNDS

More information about WELLS FARGO ADVANTAGE FUNDS(SM) is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com
Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member NASD/SIPC, an affiliate of Wells Fargo & Company.

                -----------------------------------------------------
                NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
                -----------------------------------------------------

--------------------------------------------------------------------------------
(C) 2007 Wells Fargo     www.wellsfargo.com/advantagefunds          103493 04-07
Funds Management,                                               AMMT/AR010 02/07
LLC. All rights
reserved.

                                                               [LOGO]
                                                               WELLS  ADVANTAGE
                                                               FARGO  FUNDS

--------------------------------------------------------------------------------
                                FEBRUARY 28, 2007
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]               Annual Report

--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS(SM)

Wells Fargo Advantage Life Stage - Conservative Portfolio(SM)
Wells Fargo Advantage Life Stage - Moderate Portfolio(SM)
Wells Fargo Advantage Life Stage - Aggressive Portfolio(SM)

                                     WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Shareholders ...................................................    1
--------------------------------------------------------------------------------
Performance Highlights ...................................................    2
--------------------------------------------------------------------------------
Portfolio Expenses (Unaudited) ...........................................    6
--------------------------------------------------------------------------------
Portfolio of Investments
--------------------------------------------------------------------------------
   Life Stage - Conservative Portfolio ...................................    7
   Life Stage - Moderate Portfolio .......................................    8
   Life Stage - Aggressive Portfolio .....................................    9
Financial Statements
--------------------------------------------------------------------------------
   Statements of Assets and Liabilities ..................................   10
   Statements of Operations ..............................................   11
   Statements of Changes in Net Assets ...................................   12
   Financial Highlights ..................................................   14
Notes to Financial Statements ............................................   16
--------------------------------------------------------------------------------
Report of Independent Registered Public Accounting Firm ..................   21
--------------------------------------------------------------------------------
Other Information (Unaudited) ............................................   22
--------------------------------------------------------------------------------
List of Abbreviations ....................................................   25
--------------------------------------------------------------------------------

               -------------------------------------------------
               NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
               -------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS               WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      Enclosed please find your WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS annual report for the 12-month period that ended February 28, 2007. On the following pages, you will find a discussion of the Portfolios, including performance highlights, information about the holdings in each Portfolio, and the portfolio managers' strategic outlook.

REVIEW OF THE ECONOMY
--------------------------------------------------------------------------------

      The economy weathered several starts and stops during the period. By the second quarter of 2006, the U.S. economy was showing signs of slowing down. The housing market became sluggish, with mortgage applications falling and homes staying on the market for longer periods. Consumer confidence weakened, and the potential for inflation was hard to gauge. By the end of June 2006, real Gross Domestic Product (GDP) growth had slowed to 2.9%, driven mostly by a falloff in consumer spending from an unsustainable pace that had been set early in 2006. Other indicators, however, remained encouraging. Capital spending and the manufacturing sector continued to perform well. Most labor markets also remained healthy. These mixed economic indicators during the first six months of the period made it difficult to speculate about the Fed's next move in terms of raising or lowering the federal funds rate.

      Then at its meeting on August 8, 2006, the Fed decided to leave the federal funds rate unchanged at 5.25%. This decision halted a string of 17 consecutive interest rate hikes that began in June 2004. The Fed's pause in raising interest rates continued throughout the second half of the 12-month period and helped to keep mortgage interest rates near historic lows. Likewise, during the second half of the reporting period, the economy slowed further, with growth in real GDP holding at around 2% by the end of the 12-month period and the unemployment rate staying at 4.5%. Mortgage interest rates remained low and household spending was sustained by healthy labor markets, solid growth in household incomes, and gains in net worth stemming from the strength in stock prices. Business spending strengthened in response to a steady outlook for sales and profits.

STOCKS RESPOND WITH STRENGTH AND WEAKNESS
--------------------------------------------------------------------------------

      Stocks recorded several ups and downs during the 12-month period. For the first six months of the 12-month period, the S&P 500 Index reported a positive return of only 2.79% following a correction in the spring of 2006. By the end of February 2007, the S&P 500 Index had returned 11.96% for the 12-month period. This was encouraging considering the U.S. stock market withstood a second correction that caused it to decline 3.3% on February 27, 2007, in response to a 9% sell-off in China's market. China's role as a major trade partner with the United States, coupled with being a key supplier of manufactured goods, and a significant holder of U.S. government debt caused investors in the U.S. market to sell. The sell-off in China and the United States had a negative effect on many foreign markets, including those in Asia and Europe. Emerging markets--where prices of stocks and bonds had risen significantly--suffered the most from the correction. Nevertheless, the international markets also ended the period with strong positive returns.

BONDS WRESTLED WITH INTEREST RATES
--------------------------------------------------------------------------------

      Yields on most U.S. Treasury notes and bonds increased as the Federal funds rate continued to rise during the first half of 2006. By June, many investors were anticipating the Fed's pause in raising the Federal funds rate and the bond markets rallied in July and August of 2006, allowing most segments of the bond market to record positive returns by the end of August. The bond markets continued to improve through the fourth quarter of 2006 in both the taxable and municipal bond markets. The municipal market performed somewhat better than the Treasury market for most of the period but lagged behind the taxable bond market during February 2007.

      Within the taxable bond market, a strong rally in February produced the best performance during the 12-month period. High-yield bonds maintained their top-performing status through February 2007. The equity market correction in February contributed to the reassessment of risk premiums in world markets, which left the emerging market equities and bonds vulnerable in light of their already high valuations.

PLANNING AHEAD
--------------------------------------------------------------------------------

      As the reporting period came to a close, it was difficult to anticipate what the next move by the Fed might be given the fact that economic activity was clearly slowing down. The uncertainty of future Fed action combined with other market forces supports our belief that successful investing includes a balanced approach of owning a diversified portfolio while keeping a long-term perspective. While diversification may not prevent losses in a downturn, it may help reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. In addition to the WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS, we offer more than 120 Funds that cover a broad spectrum of investment styles and asset classes. Each Fund is managed according to a disciplined approach to investing that features the strategic thinking of portfolio managers chosen for their in-depth knowledge and methodology. We believe that our insistence on seeking skilled money managers--our subadvisers--who share our dedication to pursuing consistent long-term results offers you a way to navigate changing market conditions and move forward with your financial planning.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,
/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS               PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS OVERVIEW

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      THE WELLS FARGO ADVANTAGE LIFE STAGE - CONSERVATIVE PORTFOLIO(SM) seeks a combination of current income and capital appreciation.

      THE WELLS FARGO ADVANTAGE LIFE STAGE - MODERATE PORTFOLIO(SM) seeks a combination of capital appreciation and current income.

      THE WELLS FARGO ADVANTAGE LIFE STAGE - AGGRESSIVE PORTFOLIO(SM) seeks capital appreciation with a secondary emphasis on current income.

ADVISER                                PORTFOLIO MANAGERS
   Wells Fargo Funds Management, LLC      Thomas C. Biwer, CFA
                                          Christian L. Chan, CFA
                                          Andrew Owen, CFA

PORTFOLIO INCEPTION DATE
   12/31/1998

HOW DID THE PORTFOLIOS PERFORM OVER THE 12-MONTH REPORTING PERIOD?

                                                                Portfolio                         MSCI        Lehman Brothers U.S.
Portfolio Name                                                 Performance  S&P 500 Index 2   EAFE Index 3   Aggregate Bond Index 4
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE LIFE STAGE - CONSERVATIVE PORTFOLIO(SM)    7.27% 1
WELLS FARGO ADVANTAGE LIFE STAGE - MODERATE PORTFOLIO(SM)        8.43% 1         11.96%          21.57%              5.54%
WELLS FARGO ADVANTAGE LIFE STAGE - AGGRESSIVE PORTFOLIO(SM)      9.73% 1
------------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

      o All three Portfolios--Conservative, Moderate, and Aggressive (the Portfolios)--underperformed both the general U.S. market index (S&P 500 Index) and the MSCI EAFE Index of non-U.S. equities for the 12-month period that ended February 28, 2007.

      o The Portfolios outperformed the Lehman Brothers U.S. Aggregate Bond Index for the 12-month period that ended February 28, 2007.

      o The Portfolios' underperformance of equity benchmarks was due primarily to weak results in the WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE PORTFOLIOS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

BROAD EXPOSURE TO STOCKS AND BONDS IN UNDERLYING FUNDS HELPED TO CAPTURE MARKET OPPORTUNITIES
--------------------------------------------------------------------------------

      After a market correction in the spring of 2006, U.S. stocks mounted a sustained rally for the remainder of the 12-month period. Corporate earnings continued to post double-digit gains, and liquidity in the financial system remained plentiful. The Federal Reserve's decision in August to leave interest rates unchanged helped lift investor sentiment. In this environment, value-style funds continued their multiyear stretch of outperforming growth-oriented funds, though the two styles showed very similar returns during the latter half of the period.

      Three of the four domestic stock funds in the Portfolio outperformed the general market for the period. The WELLS FARGO ADVANTAGE U.S. VALUE FUND, a value-style fund, was the strongest performer among them. After an extended period of underperformance, the WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND showed stronger returns over the last seven months, finishing the period ahead of the general market. The WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND, a growth-style fund, significantly lagged both the broad market and its growth-fund peers due to poor returns of its semiconductor, health care, and energy holdings. It was the only detractor--but a significant one--from the Portfolios' overall performance.

      Small and mid cap stocks as a group substantially matched the returns of the general market during the period, and the WELLS FARGO ADVANTAGE COMMON STOCK FUND, which includes both small and mid cap stocks, outperformed both the general market and the small/mid cap sector. One-fourth of the equity portion of each Portfolio is allocated to this Fund.

      For a fifth consecutive year, foreign stocks as a group showed considerably stronger gains than U.S. stocks. The 12.5% allocation of the equity portion of each Portfolio to the WELLS FARGO ADVANTAGE OVERSEAS FUND thus contributed positively to their performance.

      In fixed-income markets, yields rose in the very short maturities but declined modestly among intermediate maturities over the period. Investors seeking higher yields bid up the prices of corporate bonds, especially in the lower-quality sectors. In this environment, the WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND and WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND, with their heavier exposure to corporate credits and mortgage-backed securities, substantially matched the Portfolios' fixed-income segment benchmark (the Lehman Brothers U.S. Aggregate Bond Index) while the WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND narrowly underperformed it.

      We did not make any changes to the holdings of the Life Stage Portfolios during the reporting period.

SLOWING PATTERN IN ECONOMIC ACTIVITY MAY CONTINUE FOR A WHILE
--------------------------------------------------------------------------------

      The latter months of the reporting period were marked by slowing in economic activity, and we expect this slowing pattern to continue for several quarters due to the lagged effects of higher energy prices and higher short-term interest rates. The Fed has paused in its cycle of raising interest rates and may in fact be finished doing so, depending on the path of economic growth and inflation over the coming months. We believe that financial markets may respond positively to evidence of economic slowing--as they have in previous mid-cycle slowdowns--provided the slowing pattern remains moderate.

      BALANCED FUNDS MAY INVEST IN STOCKS AND BONDS. STOCK VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. BOND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THESE PORTFOLIOS ARE EXPOSED TO SMALL COMPANY SECURITIES RISK, FOREIGN INVESTMENTS RISK AND HIGH-YIELD BOND RISK. CONSULT THE PORTFOLIO'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

PERFORMANCE HIGHLIGHTS               WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS
--------------------------------------------------------------------------------

      The views expressed are as of February 28, 2007, and are those of the Portfolios' managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE LIFE STAGE - CONSERVATIVE PORTFOLIO, the WELLS FARGO ADVANTAGE LIFE STAGE - MODERATE PORTFOLIO and the WELLS FARGO ADVANTAGE LIFE STAGE - AGGRESSIVE PORTFOLIO.

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------

                                                                                                 Gross       Net
                                                                                                Expense    Expense
                                                    6-Month*   1-Year   5-Year   Life of Fund    Ratio 6   Ratio 6
-------------------------------------------------------------------------------------------------------------------
   Conservative Portfolio                             5.36      7.27     5.08         4.50        1.01%     0.60%
-------------------------------------------------------------------------------------------------------------------
   Moderate Portfolio                                 6.62      8.43     6.07         4.66        1.21%     0.59%
-------------------------------------------------------------------------------------------------------------------
   Aggressive Portfolio                               8.05      9.73     6.85         4.86        0.88%     0.59%
-------------------------------------------------------------------------------------------------------------------
   Benchmarks
-------------------------------------------------------------------------------------------------------------------
      S&P 500 Index 2                                 8.93     11.96     6.81         3.29
-------------------------------------------------------------------------------------------------------------------
      MSCI EAFE Index 3                              12.26     21.57    16.88         7.43
-------------------------------------------------------------------------------------------------------------------
      Lehman Brothers U.S. Aggregate Bond Index 4     3.66      5.54     5.00         5.59
-------------------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

EFFECTIVE ALLOCATION 5 (AS OF FEBRUARY 28, 2007) (ROUNDED TO THE NEAREST
WHOLE %)
--------------------------------------------------------------------------------

                             CONSERVATIVE PORTFOLIO

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Domestic Stock                                                             (35%)
International Stock                                                         (5%)
Fixed Income                                                               (60%)

                               MODERATE PORTFOLIO

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Domestic Stock                                                             (52%)
International Stock                                                         (8%)
Fixed Income                                                               (40%)

                              AGGRESSIVE PORTFOLIO

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Domestic Stock                                                             (70%)
International Stock                                                        (10%)
Fixed Income                                                               (20%)

--------------------------------------------------------------------------------

1 The Portfolios' adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for each Portfolio. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, each Portfolio's returns would have been lower.

      Performance shown for the Investor Class shares of the WELLS FARGO ADVANTAGE LIFE STAGE - CONSERVATIVE PORTFOLIO for periods prior to April 11, 2005, reflects the performance of the Investor Class shares of the Strong Life Stage Series - Conservative Portfolio, its predecessor fund. Performance shown for the Investor Class shares of the WELLS FARGO ADVANTAGE LIFE STAGE - MODERATE PORTFOLIO for periods prior to April 11, 2005, reflects the performance of the Investor Class shares of the Strong Life Stage Series - Moderate Portfolio, its predecessor fund. Performance shown for the Investor Class shares of the WELLS FARGO ADVANTAGE LIFE STAGE -AGGRESSIVE PORTFOLIO for periods prior to April 11, 2005, reflects the performance of the Investor Class shares of the Strong Life Stage Series - Aggressive Portfolio, its predecessor fund.

2 The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

3 The Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Stock Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East. You cannot invest directly in an Index.

4 The Lehman Brothers U.S. Aggregate Bond Index is composed of the Lehman Brothers U.S. Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S.Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an Index.

5 Effective allocation and underlying mutual funds held are subject to change. Cash and cash equivalents are not reflected in the calculations of effective allocation, portfolio characteristics, and underlying mutual funds held.

6     Expense ratios do not include the expenses of the underlying Funds.

WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS               PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

UNDERLYING FUNDS HELD 5 (AS OF FEBRUARY 28, 2007) (ROUND TO THE NEAREST WHOLE %)
--------------------------------------------------------------------------------

                                                               LIFE STAGE    LIFE STAGE   LIFE STAGE
                                                              CONSERVATIVE    MODERATE    AGGRESSIVE
----------------------------------------------------------------------------------------------------
   WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND                        9%           15%          20%
----------------------------------------------------------------------------------------------------
   WELLS FARGO ADVANTAGE COMMON STOCK FUND                         10%           15%          20%
----------------------------------------------------------------------------------------------------
   WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND                23%           15%           8%
----------------------------------------------------------------------------------------------------
   WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND                     5%            7%           9%
----------------------------------------------------------------------------------------------------
   WELLS FARGO ADVANTAGE OVERSEAS FUND                              5%            8%          10%
----------------------------------------------------------------------------------------------------
   WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND                      23%           15%           8%
----------------------------------------------------------------------------------------------------
   WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND              15%           10%           5%
----------------------------------------------------------------------------------------------------
   WELLS FARGO ADVANTAGE U.S. VALUE FUND                           10%           15%          20%

GROWTH OF $10,000 INVESTMENT 6 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

           WELLS FARGO ADVANTAGE LIFE STAGE -
            CONSERVATIVE PORTFOLIO - INVESTOR                   Lehman Brothers U.S.
                         CLASS                  S&P 500 Index   Aggregate Bond Index   MSCI EAFE Index
12/31/98                 $10,000                   $10,000             $10,000             $10,000
 1/31/99                 $10,260                   $10,418             $10,071             $ 9,973
 2/28/99                 $10,120                   $10,094             $ 9,896             $ 9,737
 3/31/99                 $10,410                   $10,498             $ 9,950             $10,146
 4/30/99                 $10,571                   $10,905             $ 9,982             $10,560
 5/31/99                 $10,480                   $10,647             $ 9,894             $10,018
 6/30/99                 $10,774                   $11,238             $ 9,863             $10,411
 7/31/99                 $10,673                   $10,887             $ 9,821             $10,723
 8/31/99                 $10,633                   $10,834             $ 9,816             $10,764
 9/30/99                 $10,660                   $10,537             $ 9,930             $10,875
10/31/99                 $11,005                   $11,203             $ 9,967             $11,285
11/30/99                 $11,341                   $11,431             $ 9,966             $11,679
12/31/99                 $12,027                   $12,104             $ 9,918             $12,730
 1/31/00                 $11,839                   $11,496             $ 9,885             $11,923
 2/29/00                 $12,489                   $11,279             $10,005             $12,246
 3/31/00                 $12,656                   $12,381             $10,137             $12,724
 4/30/00                 $12,327                   $12,009             $10,108             $12,056
 5/31/00                 $12,168                   $11,763             $10,103             $11,764
 6/30/00                 $12,446                   $12,053             $10,313             $12,227
 7/31/00                 $12,393                   $11,865             $10,407             $11,717
 8/31/00                 $12,917                   $12,601             $10,558             $11,821
 9/30/00                 $12,755                   $11,936             $10,624             $11,248
10/31/00                 $12,463                   $11,886             $10,694             $10,984
11/30/00                 $11,923                   $10,949             $10,869             $10,575
12/31/00                 $12,107                   $11,003             $11,071             $10,953
 1/31/01                 $12,231                   $11,393             $11,252             $10,948
 2/28/01                 $11,737                   $10,355             $11,350             $10,128
 3/31/01                 $11,464                   $ 9,699             $11,407             $ 9,457
 4/30/01                 $11,822                   $10,453             $11,360             $10,121
 5/31/01                 $11,846                   $10,523             $11,428             $ 9,771
 6/30/01                 $11,733                   $10,267             $11,471             $ 9,375
 7/31/01                 $11,687                   $10,166             $11,728             $ 9,206
 8/31/01                 $11,395                   $ 9,530             $11,862             $ 8,974
 9/30/01                 $10,884                   $ 8,760             $12,000             $ 8,067
10/31/01                 $11,049                   $ 8,927             $12,251             $ 8,274
11/30/01                 $11,437                   $ 9,612             $12,082             $ 8,579
12/31/01                 $11,486                   $ 9,696             $12,006             $ 8,630
 1/31/02                 $11,332                   $ 9,555             $12,103             $ 8,172
 2/28/02                 $11,177                   $ 9,371             $12,220             $ 8,230
 3/31/02                 $11,352                   $ 9,723             $12,017             $ 8,680
 4/30/02                 $11,185                   $ 9,134             $12,250             $ 8,742
 5/31/02                 $11,125                   $ 9,067             $12,354             $ 8,861
 6/30/02                 $10,827                   $ 8,421             $12,461             $ 8,512
 7/31/02                 $10,455                   $ 7,765             $12,611             $ 7,672
 8/31/02                 $10,539                   $ 7,816             $12,824             $ 7,656
 9/30/02                 $10,217                   $ 6,967             $13,032             $ 6,836
10/31/02                 $10,434                   $ 7,580             $12,972             $ 7,204
11/30/02                 $10,651                   $ 8,025             $12,969             $ 7,532
12/31/02                 $10,506                   $ 7,554             $13,237             $ 7,279
 1/31/03                 $10,396                   $ 7,357             $13,248             $ 6,976
 2/28/03                 $10,408                   $ 7,246             $13,431             $ 6,816
 3/31/03                 $10,421                   $ 7,316             $13,421             $ 6,687
 4/30/03                 $10,766                   $ 7,919             $13,532             $ 7,351
 5/31/03                 $11,135                   $ 8,335             $13,784             $ 7,803
 6/30/03                 $11,201                   $ 8,442             $13,757             $ 7,996
 7/31/03                 $11,151                   $ 8,591             $13,294             $ 8,191
 8/31/03                 $11,287                   $ 8,758             $13,383             $ 8,390
 9/30/03                 $11,379                   $ 8,665             $13,737             $ 8,650
10/31/03                 $11,590                   $ 9,155             $13,609             $ 9,190
11/30/03                 $11,689                   $ 9,236             $13,641             $ 9,396
12/31/03                 $11,976                   $ 9,720             $13,780             $10,130
 1/31/04                 $12,089                   $ 9,898             $13,891             $10,274
 2/29/04                 $12,202                   $10,036             $14,041             $10,513
 3/31/04                 $12,179                   $ 9,884             $14,147             $10,576
 4/30/04                 $11,940                   $ 9,729             $13,778             $10,346
 5/31/04                 $12,028                   $ 9,863             $13,723             $10,391
 6/30/04                 $12,144                   $10,054             $13,801             $10,623
 7/31/04                 $11,954                   $ 9,722             $13,938             $10,279
 8/31/04                 $11,992                   $ 9,761             $14,203             $10,327
 9/30/04                 $12,169                   $ 9,866             $14,242             $10,598
10/31/04                 $12,284                   $10,017             $14,361             $10,961
11/30/04                 $12,513                   $10,422             $14,247             $11,712
12/31/04                 $12,694                   $10,777             $14,378             $12,227
 1/31/05                 $12,565                   $10,514             $14,468             $12,003
 2/28/05                 $12,668                   $10,735             $14,383             $12,525
 3/31/05                 $12,587                   $10,545             $14,309             $12,215
 4/30/05                 $12,471                   $10,345             $14,503             $11,941
 5/31/05                 $12,678                   $10,674             $14,660             $11,960
 6/30/05                 $12,755                   $10,689             $14,739             $12,123
 7/31/05                 $12,950                   $11,087             $14,605             $12,496
 8/31/05                 $12,976                   $10,986             $14,792             $12,815
 9/30/05                 $13,005                   $11,075             $14,640             $13,388
10/31/05                 $12,861                   $10,890             $14,524             $12,998
11/30/05                 $13,071                   $11,302             $14,588             $13,320
12/31/05                 $13,162                   $11,306             $14,727             $13,940
 1/31/06                 $13,387                   $11,606             $14,728             $14,797
 2/28/06                 $13,347                   $11,637             $14,777             $14,767
 3/31/06                 $13,414                   $11,782             $14,632             $15,261
 4/30/06                 $13,521                   $11,940             $14,606             $16,001
 5/31/06                 $13,347                   $11,597             $14,590             $15,399
 6/30/06                 $13,360                   $11,612             $14,620             $15,404
 7/31/06                 $13,387                   $11,684             $14,818             $15,559
 8/31/06                 $13,589                   $11,962             $15,044             $15,991
 9/30/06                 $13,755                   $12,271             $15,177             $16,019
10/31/06                 $13,971                   $12,671             $15,277             $16,643
11/30/06                 $14,147                   $12,911             $15,454             $17,145
12/31/06                 $14,207                   $13,092             $15,365             $17,684
 1/31/07                 $14,317                   $13,290             $15,358             $17,805
 2/28/07                 $14,317                   $13,029             $15,595             $17,952

PERFORMANCE HIGHLIGHTS               WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS
--------------------------------------------------------------------------------

GROWTH OF $10,000 INVESTMENT 6 (AS OF FEBRUARY 28, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

            WELLS FARGO ADVANTAGE LIFE
           STAGE - MODERATE PORTFOLIO -                    Lehman Brothers U.S.
                 Investor Class           S&P 500 Index   Aggregate Bond Index   MSCI EAFE Index
12/31/98              $10,000                $10,000             $10,000             $10,000
 1/31/99              $10,330                $10,418             $10,071             $ 9,973
 2/28/99              $10,120                $10,094             $ 9,896             $ 9,737
 3/31/99              $10,540                $10,498             $ 9,950             $10,146
 4/30/99              $10,610                $10,905             $ 9,982             $10,560
 5/31/99              $10,450                $10,647             $ 9,894             $10,018
 6/30/99              $10,890                $11,238             $ 9,863             $10,411
 7/31/99              $10,730                $10,887             $ 9,821             $10,723
 8/31/99              $10,670                $10,834             $ 9,816             $10,764
 9/30/99              $10,660                $10,537             $ 9,930             $10,875
10/31/99              $11,160                $11,203             $ 9,967             $11,285
11/30/99              $11,640                $11,431             $ 9,966             $11,679
12/31/99              $12,665                $12,104             $ 9,918             $12,730
 1/31/00              $12,392                $11,496             $ 9,885             $11,923
 2/29/00              $13,388                $11,279             $10,005             $12,246
 3/31/00              $13,640                $12,381             $10,137             $12,724
 4/30/00              $13,105                $12,009             $10,108             $12,056
 5/31/00              $12,833                $11,763             $10,103             $11,764
 6/30/00              $13,221                $12,053             $10,313             $12,227
 7/31/00              $13,084                $11,865             $10,407             $11,717
 8/31/00              $13,881                $12,601             $10,558             $11,821
 9/30/00              $13,567                $11,936             $10,624             $11,248
10/31/00              $13,084                $11,886             $10,694             $10,984
11/30/00              $12,204                $10,949             $10,869             $10,575
12/31/00              $12,443                $11,003             $11,071             $10,953
 1/31/01              $12,531                $11,393             $11,252             $10,948
 2/28/01              $11,724                $10,355             $11,350             $10,128
 3/31/01              $11,271                $ 9,699             $11,407             $ 9,457
 4/30/01              $11,790                $10,453             $11,360             $10,121
 5/31/01              $11,779                $10,523             $11,428             $ 9,771
 6/30/01              $11,602                $10,267             $11,471             $ 9,375
 7/31/01              $11,481                $10,166             $11,728             $ 9,206
 8/31/01              $11,016                $ 9,530             $11,862             $ 8,974
 9/30/01              $10,341                $ 8,760             $12,000             $ 8,067
10/31/01              $10,563                $ 8,927             $12,251             $ 8,274
11/30/01              $11,105                $ 9,612             $12,082             $ 8,579
12/31/01              $11,173                $ 9,696             $12,006             $ 8,630
 1/31/02              $11,000                $ 9,555             $12,103             $ 8,172
 2/28/02              $10,803                $ 9,371             $12,220             $ 8,230
 3/31/02              $11,057                $ 9,723             $12,017             $ 8,680
 4/30/02              $10,814                $ 9,134             $12,250             $ 8,742
 5/31/02              $10,710                $ 9,067             $12,354             $ 8,861
 6/30/02              $10,293                $ 8,421             $12,461             $ 8,512
 7/31/02              $ 9,771                $ 7,765             $12,611             $ 7,672
 8/31/02              $ 9,840                $ 7,816             $12,824             $ 7,656
 9/30/02              $ 9,319                $ 6,967             $13,032             $ 6,836
10/31/02              $ 9,655                $ 7,580             $12,972             $ 7,204
11/30/02              $10,003                $ 8,025             $12,969             $ 7,532
12/31/02              $ 9,690                $ 7,554             $13,237             $ 7,279
 1/31/03              $ 9,548                $ 7,357             $13,248             $ 6,976
 2/28/03              $ 9,513                $ 7,246             $13,431             $ 6,816
 3/31/03              $ 9,548                $ 7,316             $13,421             $ 6,687
 4/30/03              $ 9,998                $ 7,919             $13,532             $ 7,351
 5/31/03              $10,448                $ 8,335             $13,784             $ 7,803
 6/30/03              $10,554                $ 8,442             $13,757             $ 7,996
 7/31/03              $10,601                $ 8,591             $13,294             $ 8,191
 8/31/03              $10,791                $ 8,758             $13,383             $ 8,390
 9/30/03              $10,791                $ 8,665             $13,737             $ 8,650
10/31/03              $11,146                $ 9,155             $13,609             $ 9,190
11/30/03              $11,300                $ 9,236             $13,641             $ 9,396
12/31/03              $11,646                $ 9,720             $13,780             $10,130
 1/31/04              $11,766                $ 9,898             $13,891             $10,274
 2/29/04              $11,898                $10,036             $14,041             $10,513
 3/31/04              $11,842                $ 9,884             $14,147             $10,576
 4/30/04              $11,565                $ 9,729             $13,778             $10,346
 5/31/04              $11,685                $ 9,863             $13,723             $10,391
 6/30/04              $11,854                $10,054             $13,801             $10,623
 7/31/04              $11,541                $ 9,722             $13,938             $10,279
 8/31/04              $11,541                $ 9,761             $14,203             $10,327
 9/30/04              $11,794                $ 9,866             $14,242             $10,598
10/31/04              $11,938                $10,017             $14,361             $10,961
11/30/04              $12,300                $10,422             $14,247             $11,712
12/31/04              $12,543                $10,777             $14,378             $12,227
 1/31/05              $12,334                $10,514             $14,468             $12,003
 2/28/05              $12,506                $10,735             $14,383             $12,525
 3/31/05              $12,409                $10,545             $14,309             $12,215
 4/30/05              $12,200                $10,345             $14,503             $11,941
 5/31/05              $12,495                $10,674             $14,660             $11,960
 6/30/05              $12,581                $10,689             $14,739             $12,123
 7/31/05              $12,877                $11,087             $14,605             $12,496
 8/31/05              $12,864                $10,986             $14,792             $12,815
 9/30/05              $12,926                $11,075             $14,640             $13,388
10/31/05              $12,717                $10,890             $14,524             $12,998
11/30/05              $13,000                $11,302             $14,588             $13,320
12/31/05              $13,123                $11,306             $14,727             $13,940
 1/31/06              $13,451                $11,606             $14,728             $14,797
 2/28/06              $13,376                $11,637             $14,777             $14,767
 3/31/06              $13,490                $11,782             $14,632             $15,261
 4/30/06              $13,654                $11,940             $14,606             $16,001
 5/31/06              $13,376                $11,597             $14,590             $15,399
 6/30/06              $13,351                $11,612             $14,620             $15,404
 7/31/06              $13,364                $11,684             $14,818             $15,559
 8/31/06              $13,603                $11,962             $15,044             $15,991
 9/30/06              $13,818                $12,271             $15,177             $16,019
10/31/06              $14,108                $12,671             $15,277             $16,643
11/30/06              $14,335                $12,911             $15,454             $17,145
12/31/06              $14,413                $13,092             $15,365             $17,684
 1/31/07              $14,581                $13,290             $15,358             $17,805
 2/28/07              $14,503                $13,029             $15,595             $17,952

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

            WELLS FARGO ADVANTAGE LIFE
                STAGE - AGGRESSIVE                        Lehman Brothers U.S.
            PORTFOLIO - Investor Class    S&P 500 Index   Aggregate Bond Index    MSCI EAFE Index
12/31/98               $10,000               $10,000              $10,000             $10,000
 1/31/99               $10,470               $10,418              $10,071             $ 9,973
 2/28/99               $10,180               $10,094              $ 9,896             $ 9,737
 3/31/99               $10,720               $10,498              $ 9,950             $10,146
 4/30/99               $10,960               $10,905              $ 9,982             $10,560
 5/31/99               $10,740               $10,647              $ 9,894             $10,018
 6/30/99               $11,340               $11,238              $ 9,863             $10,411
 7/31/99               $11,130               $10,887              $ 9,821             $10,723
 8/31/99               $11,050               $10,834              $ 9,816             $10,764
 9/30/99               $11,020               $10,537              $ 9,930             $10,875
10/31/99               $11,710               $11,203              $ 9,967             $11,285
11/30/99               $12,350               $11,431              $ 9,966             $11,679
12/31/99               $13,777               $12,104              $ 9,918             $12,730
 1/31/00               $13,345               $11,496              $ 9,885             $11,923
 2/29/00               $14,746               $11,279              $10,005             $12,246
 3/31/00               $15,115               $12,381              $10,137             $12,724
 4/30/00               $14,293               $12,009              $10,108             $12,056
 5/31/00               $13,893               $11,763              $10,103             $11,764
 6/30/00               $14,409               $12,053              $10,313             $12,227
 7/31/00               $14,188               $11,865              $10,407             $11,717
 8/31/00               $15,304               $12,601              $10,558             $11,821
 9/30/00               $14,809               $11,936              $10,624             $11,248
10/31/00               $14,093               $11,886              $10,694             $10,984
11/30/00               $12,755               $10,949              $10,869             $10,575
12/31/00               $13,052               $11,003              $11,071             $10,953
 1/31/01               $13,173               $11,393              $11,252             $10,948
 2/28/01               $11,994               $10,355              $11,350             $10,128
 3/31/01               $11,323               $ 9,699              $11,407             $ 9,457
 4/30/01               $12,017               $10,453              $11,360             $10,121
 5/31/01               $11,972               $10,523              $11,428             $ 9,771
 6/30/01               $11,719               $10,267              $11,471             $ 9,375
 7/31/01               $11,510               $10,166              $11,728             $ 9,206
 8/31/01               $10,882               $ 9,530              $11,862             $ 8,974
 9/30/01               $ 9,979               $ 8,760              $12,000             $ 8,067
10/31/01               $10,243               $ 8,927              $12,251             $ 8,274
11/30/01               $10,926               $ 9,612              $12,082             $ 8,579
12/31/01               $11,045               $ 9,696              $12,006             $ 8,630
 1/31/02               $10,847               $ 9,555              $12,103             $ 8,172
 2/28/02               $10,580               $ 9,371              $12,220             $ 8,230
 3/31/02               $10,940               $ 9,723              $12,017             $ 8,680
 4/30/02               $10,591               $ 9,134              $12,250             $ 8,742
 5/31/02               $10,440               $ 9,067              $12,354             $ 8,861
 6/30/02               $ 9,894               $ 8,421              $12,461             $ 8,512
 7/31/02               $ 9,208               $ 7,765              $12,611             $ 7,672
 8/31/02               $ 9,254               $ 7,816              $12,824             $ 7,656
 9/30/02               $ 8,580               $ 6,967              $13,032             $ 6,836
10/31/02               $ 8,987               $ 7,580              $12,972             $ 7,204
11/30/02               $ 9,417               $ 8,025              $12,969             $ 7,532
12/31/02               $ 8,997               $ 7,554              $13,237             $ 7,279
 1/31/03               $ 8,810               $ 7,357              $13,248             $ 6,976
 2/28/03               $ 8,739               $ 7,246              $13,431             $ 6,816
 3/31/03               $ 8,774               $ 7,316              $13,421             $ 6,687
 4/30/03               $ 9,301               $ 7,919              $13,532             $ 7,351
 5/31/03               $ 9,816               $ 8,335              $13,784             $ 7,803
 6/30/03               $ 9,944               $ 8,442              $13,757             $ 7,996
 7/31/03               $10,073               $ 8,591              $13,294             $ 8,191
 8/31/03               $10,307               $ 8,758              $13,383             $ 8,390
 9/30/03               $10,260               $ 8,665              $13,737             $ 8,650
10/31/03               $10,740               $ 9,155              $13,609             $ 9,190
11/30/03               $10,927               $ 9,236              $13,641             $ 9,396
12/31/03               $11,345               $ 9,720              $13,780             $10,130
 1/31/04               $11,475               $ 9,898              $13,891             $10,274
 2/29/04               $11,640               $10,036              $14,041             $10,513
 3/31/04               $11,545               $ 9,884              $14,147             $10,576
 4/30/04               $11,225               $ 9,729              $13,778             $10,346
 5/31/04               $11,379               $ 9,863              $13,723             $10,391
 6/30/04               $11,593               $10,054              $13,801             $10,623
 7/31/04               $11,166               $ 9,722              $13,938             $10,279
 8/31/04               $11,142               $ 9,761              $14,203             $10,327
 9/30/04               $11,462               $ 9,866              $14,242             $10,598
10/31/04               $11,652               $10,017              $14,361             $10,961
11/30/04               $12,127               $10,422              $14,247             $11,712
12/31/04               $12,435               $10,777              $14,378             $12,227
 1/31/05               $12,146               $10,514              $14,468             $12,003
 2/28/05               $12,375               $10,735              $14,383             $12,525
 3/31/05               $12,244               $10,545              $14,309             $12,215
 4/30/05               $11,955               $10,345              $14,503             $11,941
 5/31/05               $12,328               $10,674              $14,660             $11,960
 6/30/05               $12,412               $10,689              $14,739             $12,123
 7/31/05               $12,809               $11,087              $14,605             $12,496
 8/31/05               $12,761               $10,986              $14,792             $12,815
 9/30/05               $12,870               $11,075              $14,640             $13,388
10/31/05               $12,617               $10,890              $14,524             $12,998
11/30/05               $12,990               $11,302              $14,588             $13,320
12/31/05               $13,106               $11,306              $14,727             $13,940
 1/31/06               $13,535               $11,606              $14,728             $14,797
 2/28/06               $13,426               $11,637              $14,777             $14,767
 3/31/06               $13,598               $11,782              $14,632             $15,261
 4/30/06               $13,794               $11,940              $14,606             $16,001
 5/31/06               $13,426               $11,597              $14,590             $15,399
 6/30/06               $13,389               $11,612              $14,620             $15,404
 7/31/06               $13,353               $11,684              $14,818             $15,559
 8/31/06               $13,635               $11,962              $15,044             $15,991
 9/30/06               $13,892               $12,271              $15,177             $16,019
10/31/06               $14,260               $12,671              $15,277             $16,643
11/30/06               $14,542               $12,911              $15,454             $17,145
12/31/06               $14,658               $13,092              $15,365             $17,684
 1/31/07               $14,882               $13,290              $15,358             $17,805
 2/28/07               $14,733               $13,029              $15,595             $17,952

--------------------------------------------------------------------------------

6 The charts compare the performance of the Investor Class shares of the WELLS FARGO ADVANTAGE LIFE STAGE - CONSERVATIVE PORTFOLIO, the WELLS FARGO ADVANTAGE LIFE STAGE - MODERATE PORTFOLIO, and the WELLS FARGO ADVANTAGE LIFE STAGE - AGGRESSIVE PORTFOLIO, for the life of the Portfolios with the S&P 500 Index, the MSCI EAFE Index, and the Lehman Brothers U.S. Aggregate Bond Index. The charts assume a hypothetical $10,000 investment in the Investor Class shares and reflect all operating expenses.

WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS       PORTFOLIO EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

      As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any) and (2) ongoing costs, including management fee, distribution (12b-1) and/or shareholder servicing fee; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2006 to February 28, 2007).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                   Beginning     Ending
                                                    Account      Account      Expenses    Net Annual
                                                     Value        Value     Paid During     Expense
                                                  09/01/2006   02/28/2007    Period(1)       Ratio
----------------------------------------------------------------------------------------------------
   Life Stage - Conservative Portfolio -
   Investor Class Actual                          $ 1,000.00   $ 1,053.60      $ 3.06       0.60%
----------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)       $ 1,000.00   $ 1,021.82      $ 3.01       0.60%
----------------------------------------------------------------------------------------------------
   Life Stage - Moderate Portfolio - Investor
   Class Actual                                   $ 1,000.00   $ 1,066.20      $ 3.02       0.59%
----------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)       $ 1,000.00   $ 1,021.87      $ 2.96       0.59%
----------------------------------------------------------------------------------------------------
   Life Stage - Aggressive Portfolio - Investor
   Class Actual                                   $ 1,000.00   $ 1,080.50      $ 3.04       0.59%
----------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)       $ 1,000.00   $ 1,021.87      $ 2.96       0.59%

(1) Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                     WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS
--------------------------------------------------------------------------------

   LIFE STAGE - CONSERVATIVE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
INVESTMENT COMPANIES - 98.27%

AFFILIATED BOND FUNDS - 59.64%
        291,461    WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND                                                $      3,019,535
        352,309    WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND                                                             3,008,722
        219,891    WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND                                                     2,003,211

                                                                                                                          8,031,468
                                                                                                                   ----------------

AFFILIATED STOCK FUNDS - 38.63%
         72,343    WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND                                                              1,297,102
         63,553    WELLS FARGO ADVANTAGE COMMON STOCK FUND                                                                1,304,098
         27,412    WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND                                                             649,127
         53,029    WELLS FARGO ADVANTAGE OVERSEAS FUND                                                                      652,251
         72,660    WELLS FARGO ADVANTAGE U.S. VALUE FUND                                                                  1,300,607

                                                                                                                          5,203,185
                                                                                                                   ----------------

TOTAL INVESTMENT COMPANIES (COST $13,138,106)                                                                            13,234,653
                                                                                                                   ----------------

SHORT-TERM INVESTMENTS - 0.14%
         18,732    WELLS FARGO MONEY MARKET TRUST~                                                                           18,732
                                                                                                                   ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $18,732)                                                                                  18,732
                                                                                                                   ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $13,156,838)*                                                98.41%                                          $     13,253,385

OTHER ASSETS AND LIABILITIES, NET                                   1.59                                                    214,252
                                                                 -------                                           ----------------

TOTAL NET ASSETS                                                  100.00%                                          $     13,467,637
                                                                 =======                                           ================

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $13,220,730 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:


      GROSS UNREALIZED APPRECIATION                                  $  379,940
      GROSS UNREALIZED DEPRECIATION                                    (347,285)
                                                                     ----------
      NET UNREALIZED APPRECIATION (DEPRECIATION)                     $   32,655

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS

                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

   LIFE STAGE - MODERATE PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
INVESTMENT COMPANIES - 99.01%

AFFILIATED BOND FUNDS - 40.27%
        531,615   WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND                                                 $      5,507,530
        643,690   WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND                                                              5,497,114
        401,662   WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND                                                      3,659,141

                                                                                                                         14,663,785
                                                                                                                   ----------------

AFFILIATED STOCK FUNDS - 58.74%
        297,004   WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND                                                               5,325,275
        261,340   WELLS FARGO ADVANTAGE COMMON STOCK FUND                                                                 5,362,697
        112,517   WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND                                                            2,664,405
        218,701   WELLS FARGO ADVANTAGE OVERSEAS FUND                                                                     2,690,021
        298,870   WELLS FARGO ADVANTAGE U.S. VALUE FUND                                                                   5,349,774

                                                                                                                         21,392,172
                                                                                                                   ----------------

TOTAL INVESTMENT COMPANIES (COST $34,905,660)                                                                            36,055,957
                                                                                                                   ----------------

SHORT-TERM INVESTMENTS - 0.05%
         17,239    WELLS FARGO MONEY MARKET TRUST~                                                                           17,239
                                                                                                                   ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $17,239)                                                                                  17,239
                                                                                                                   ----------------

Total Investments in Securities
(Cost $34,922,899)*                                                99.06%                                          $     36,073,196

OTHER ASSETS AND LIABILITIES, NET                                   0.94                                                    341,992
                                                                 -------                                           ----------------

TOTAL NET ASSETS                                                  100.00%                                          $     36,415,188
                                                                 =======                                           ================

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $34,969,565 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

      GROSS UNREALIZED APPRECIATION                                $ 1,873,432
      GROSS UNREALIZED DEPRECIATION                                   (769,801)
                                                                   -----------
      NET UNREALIZED APPRECIATION (DEPRECIATION)                   $ 1,103,631

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2007

                                     WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS
--------------------------------------------------------------------------------

   LIFE STAGE - AGGRESSIVE PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
INVESTMENT COMPANIES - 99.06%

AFFILIATED BOND FUNDS - 20.29%
        223,317   WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND                                                 $      2,313,568
        270,593   WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND                                                              2,310,865
        168,838   WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND                                                      1,538,113

                                                                                                                          6,162,546
                                                                                                                   ----------------

AFFILIATED STOCK FUNDS - 78.77%
        332,278   WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND                                                               5,957,736
        291,823   WELLS FARGO ADVANTAGE COMMON STOCK FUND                                                                 5,988,206
        125,934   WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND                                                            2,982,115
        244,547   WELLS FARGO ADVANTAGE OVERSEAS FUND                                                                     3,007,928
        334,603   WELLS FARGO ADVANTAGE U.S. VALUE FUND                                                                   5,989,391

                                                                                                                         23,925,376
                                                                                                                   ----------------

TOTAL INVESTMENT COMPANIES (COST $28,751,384)                                                                            30,087,922
                                                                                                                   ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $28,751,384)*                                                99.06%                                          $     30,087,922

OTHER ASSETS AND LIABILITIES, NET                                   0.94                                                    285,282
                                                                 -------                                           ----------------

TOTAL NET ASSETS                                                  100.00%                                          $     30,373,204
                                                                 =======                                           ================

* COST FOR FEDERAL INCOME TAX PURPOSES IS $28,344,807 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

      GROSS UNREALIZED APPRECIATION                                $ 2,213,553
      GROSS UNREALIZED DEPRECIATION                                   (470,438)
                                                                   -----------
      NET UNREALIZED APPRECIATION (DEPRECIATION)                   $ 1,743,115

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS

                         STATEMENTS OF ASSETS AND LIABILITIES--FEBRUARY 28, 2007
--------------------------------------------------------------------------------

                                                                         LIFE STAGE -   LIFE STAGE -   LIFE STAGE -
                                                                         CONSERVATIVE       MODERATE     AGGRESSIVE
                                                                            PORTFOLIO      PORTFOLIO      PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   INVESTMENTS IN AFFILIATES .........................................   $ 13,253,385   $ 36,073,196   $ 30,087,922
                                                                         -------------------------------------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ...................     13,253,385     36,073,196     30,087,922
                                                                         -------------------------------------------
   CASH ..............................................................        175,000        300,000        241,160
   RECEIVABLE FOR FUND SHARES ISSUED .................................         44,340         33,006         21,762
   RECEIVABLE FOR INVESTMENTS SOLD ...................................              0              0          8,840
   RECEIVABLES FOR DIVIDENDS AND INTEREST ............................         33,899         61,306         25,933
   PREPAID EXPENSES AND OTHER ASSETS .................................              0          1,397              0
                                                                         -------------------------------------------
TOTAL ASSETS .........................................................     13,506,624     36,468,905     30,385,617
                                                                         -------------------------------------------

LIABILITIES
   PAYABLE FOR FUND SHARES REDEEMED ..................................            792         17,447              0
   PAYABLE FOR INVESTMENTS PURCHASED .................................         18,732         17,239              0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .............          7,729         15,249          4,469
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT ...........          1,335          3,782          2,405
   ACCRUED EXPENSES AND OTHER LIABILITIES ............................         10,399              0          5,539
                                                                         -------------------------------------------
TOTAL LIABILITIES ....................................................         38,987         53,717         12,413
                                                                         -------------------------------------------
TOTAL NET ASSETS .....................................................   $ 13,467,637   $ 36,415,188   $ 30,373,204
                                                                         ===========================================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL ...................................................   $ 13,820,611   $ 39,334,469   $ 31,241,400
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ........................         61,871         94,252         28,558
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS .............       (511,392)    (4,163,830)    (2,233,292)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN
      CURRENCIES AND TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED
      IN FOREIGN CURRENCIES ..........................................         96,547      1,150,297      1,336,538
                                                                         -------------------------------------------
TOTAL NET ASSETS .....................................................   $ 13,467,637   $ 36,415,188   $ 30,373,204
                                                                         -------------------------------------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
--------------------------------------------------------------------------------------------------------------------
   NET ASSETS - INVESTOR CLASS .......................................   $ 13,467,637   $ 36,415,188   $ 30,373,204
   SHARES OUTSTANDING - INVESTOR CLASS ...............................      1,290,406      3,256,049      2,575,851
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INVESTOR CLASS .....         $10.44         $11.18         $11.79
                                                                         -------------------------------------------
INVESTMENTS AT COST ..................................................   $ 13,156,838   $ 34,922,899   $ 28,751,384
                                                                         ===========================================

(1)   EACH PORTFOLIO HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS-- FOR THE YEAR ENDED FEBRUARY 28, 2007

                                     WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS
--------------------------------------------------------------------------------

                                                                          LIFE STAGE -   LIFE STAGE -   LIFE STAGE -
                                                                          CONSERVATIVE       MODERATE     AGGRESSIVE
                                                                             PORTFOLIO      PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDEND INCOME FROM AFFILIATED SECURITIES .........................   $    528,677   $  1,157,510   $    712,373
                                                                          -------------------------------------------
TOTAL INVESTMENT INCOME ...............................................        528,677      1,157,510        712,373
                                                                          -------------------------------------------

EXPENSES
   ADMINISTRATION FEES ................................................         67,153        179,142        134,182
   SHAREHOLDER SERVICING FEES .........................................         22,832         53,743         32,204
   ACCOUNTING FEES ....................................................         21,002         22,445         21,760
   PROFESSIONAL FEES ..................................................         20,081         15,640         17,511
   REGISTRATION FEES ..................................................         18,695         40,567         18,319
   SHAREHOLDER REPORTS ................................................         10,430         23,670         15,444
   TRUSTEES' FEES .....................................................          8,599          8,599          8,599
   OTHER FEES AND EXPENSES ............................................          3,363          3,429          2,447
                                                                          -------------------------------------------
TOTAL EXPENSES ........................................................        172,155        347,235        250,466
                                                                          -------------------------------------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .......................        (92,107)      (133,840)       (92,195)
   NET EXPENSES .......................................................         80,048        213,395        158,271
                                                                          -------------------------------------------
NET INVESTMENT INCOME (LOSS) ..........................................        448,629        944,115        554,102
                                                                          -------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
---------------------------------------------------------------------------------------------------------------------
   AFFILIATED UNDERLYING FUNDS ........................................        474,983      1,876,949      1,606,499
                                                                          -------------------------------------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .............................        474,983      1,876,949      1,606,499
                                                                          -------------------------------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
---------------------------------------------------------------------------------------------------------------------
   AFFILIATED UNDERLYING FUNDS ........................................            315         74,607        335,282
                                                                          -------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF  INVESTMENTS ..            315         74,607        335,282
                                                                          -------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ................        475,298      1,951,556      1,941,781
                                                                          -------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......   $    923,927   $  2,895,671   $  2,495,883
                                                                          ===========================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                               LIFE STAGE -
                                                                                          CONSERVATIVE PORTFOLIO
                                                                        ----------------------------------------------------------
                                                                                  FOR THE             FOR THE             FOR THE
                                                                               YEAR ENDED        PERIOD ENDED          YEAR ENDED
                                                                        FEBRUARY 28, 2007   FEBRUARY 28, 2006   DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .............................................   $      13,754,172   $      14,760,275   $      18,226,867

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .....................................             448,629              58,240             473,251
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..........................             474,983              68,025           1,790,970
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
      OF INVESTMENTS ................................................                 315              82,010          (1,681,653)
                                                                        ----------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....             923,927             208,275             582,568
                                                                        ----------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME - INVESTOR CLASS ...........................            (444,998)                  0            (477,072)
                                                                        ----------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .................................            (444,998)                  0            (477,072)
                                                                        ----------------------------------------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS .......................           6,411,643           1,187,154           4,661,500
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ...................             440,384                  44             474,265
   COST OF SHARES REDEEMED - INVESTOR CLASS .........................          (7,617,491)         (2,401,576)         (8,707,853)
                                                                        ----------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INVESTOR CLASS ....................................            (765,464)         (1,214,378)         (3,572,088)
                                                                        ----------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - TOTAL .............................................            (765,464)         (1,214,378)         (3,572,088)
                                                                        ----------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ...............................            (286,535)         (1,006,103)         (3,466,592)
                                                                        ----------------------------------------------------------
ENDING NET ASSETS ...................................................   $      13,467,637   $      13,754,172   $      14,760,275
                                                                        ==========================================================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - INVESTOR CLASS .....................................             628,994             118,116             472,943
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ..              43,430                   0              48,107
   SHARES REDEEMED - INVESTOR CLASS .................................            (749,144)           (238,933)           (881,392)
                                                                        ----------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS ......................             (76,720)           (120,817)           (360,342)
                                                                        ----------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - TOTAL ...............................             (76,720)           (120,817)           (360,342)
                                                                        ----------------------------------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ...............   $          61,871   $          58,240   $               0
                                                                        ==========================================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                     WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS
--------------------------------------------------------------------------------

                                                                                               LIFE STAGE -
                                                                                           MODERATE PORTFOLIO
                                                                        ----------------------------------------------------------
                                                                                  FOR THE             FOR THE             FOR THE
                                                                               YEAR ENDED        PERIOD ENDED          YEAR ENDED
                                                                        FEBRUARY 28, 2007   FEBRUARY 28, 2006   DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .............................................   $      36,014,206   $      36,782,835   $      49,742,083

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .....................................             944,115              93,592             902,840
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..........................           1,876,949             163,005           6,972,712
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
      OF INVESTMENTS ................................................              74,607             467,072          (6,208,686)
                                                                        ----------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....           2,895,671             723,669           1,666,866
                                                                        ----------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME - INVESTOR CLASS ...........................            (943,449)             (3,032)           (900,001)
                                                                        ----------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .................................            (943,449)             (3,032)           (900,001)
                                                                        ----------------------------------------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS .......................          18,482,158           3,217,146          12,748,062
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ...................             942,670               3,029             899,410
   COST OF SHARES REDEEMED - INVESTOR CLASS .........................         (20,976,068)         (4,709,441)        (27,373,585)
                                                                        ----------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INVESTOR CLASS ....................................          (1,551,240)         (1,489,266)        (13,726,113)
                                                                        ----------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - TOTAL .............................................          (1,551,240)         (1,489,266)        (13,726,113)
                                                                        ----------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ...............................             400,982            (768,629)  $     (12,959,248)
                                                                        ----------------------------------------------------------
ENDING NET ASSETS ...................................................   $      36,415,188   $      36,014,206   $      36,782,835
                                                                        ==========================================================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - INVESTOR CLASS .....................................           1,699,574             303,880           1,243,797
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ..              84,696                 285              86,150
   SHARES REDEEMED - INVESTOR CLASS .................................          (1,924,370)           (444,270)         (2,674,281)
                                                                        ----------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS ......................            (140,100)           (140,105)         (1,344,334)
                                                                        ----------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - TOTAL ...............................            (140,100)           (140,105)         (1,344,334)
                                                                        ----------------------------------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ...............   $          94,252   $          93,586   $           3,026
                                                                        ==========================================================


                                                                                               LIFE STAGE -
                                                                                           AGGRESSIVE PORTFOLIO
                                                                        ----------------------------------------------------------
                                                                                  FOR THE             FOR THE             FOR THE
                                                                               YEAR ENDED        PERIOD ENDED          YEAR ENDED
                                                                        FEBRUARY 28, 2007   FEBRUARY 28, 2006   DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .............................................   $      25,308,705   $      26,214,671   $      26,514,293

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .....................................             554,102              16,805             475,808
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..........................           1,606,499             180,056           5,177,679
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
      OF INVESTMENTS ................................................             335,282             447,376          (4,349,074)
                                                                        ----------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....           2,495,883             644,237           1,304,413
                                                                        ----------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME - INVESTOR CLASS ...........................            (542,333)            (25,948)           (450,005)
                                                                        ----------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .................................            (542,333)            (25,948)           (450,005)
                                                                        ----------------------------------------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS .......................          16,003,736           1,680,645          10,292,227
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ...................             540,263              25,813             447,605
   COST OF SHARES REDEEMED - INVESTOR CLASS .........................         (13,433,050)         (3,230,713)        (11,893,862)
                                                                        ----------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INVESTOR CLASS ....................................           3,110,949          (1,524,255)         (1,154,030)
                                                                        ----------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - TOTAL .............................................           3,110,949          (1,524,255)         (1,154,030)
                                                                        ----------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ...............................           5,064,499            (905,966)           (299,622)
                                                                        ----------------------------------------------------------
ENDING NET ASSETS ...................................................   $      30,373,204   $      25,308,705   $      26,214,671
                                                                        ==========================================================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - INVESTOR CLASS .....................................           1,410,389             153,313             984,259
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ..              45,902               2,347              41,676
   SHARES REDEEMED - INVESTOR CLASS .................................          (1,190,804)           (294,811)         (1,142,230)
                                                                        ----------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS ......................             265,487            (139,151)           (116,295)
                                                                        ----------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - TOTAL ...............................             265,487            (139,151)           (116,295)
                                                                        ----------------------------------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ...............   $          28,558   $          16,789   $          25,932
                                                                        ==========================================================

WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS                 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                      NET REALIZED
                                                           BEGINNING          NET              AND   DISTRIBUTIONS    DISTRIBUTIONS
                                                           NET ASSET   INVESTMENT       UNREALIZED        FROM NET         FROM NET
                                                           VALUE PER       INCOME   GAIN (LOSS) ON      INVESTMENT         REALIZED
                                                               SHARE       (LOSS)      INVESTMENTS          INCOME            GAINS
-----------------------------------------------------------------------------------------------------------------------------------
LIFE STAGE - CONSERVATIVE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 ....................    $   10.06         0.35             0.37           (0.34)            0.00
JANUARY 1, 2006 TO FEBRUARY 28, 2006(5) ...............    $    9.92         0.04             0.10            0.00             0.00
JANUARY 1, 2005 TO DECEMBER 31, 2005 ..................    $    9.86         0.30             0.06           (0.30)            0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................    $    9.54         0.21             0.36           (0.25)            0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................    $    8.59         0.19             1.00           (0.24)            0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..................    $    9.69         0.24            (1.06)          (0.28)            0.00

LIFE STAGE - MODERATE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 ....................    $   10.60         0.31             0.58           (0.31)            0.00
JANUARY 1, 2006 TO FEBRUARY 28, 2006(5) ...............    $   10.40         0.03             0.17            0.00(6)          0.00
JANUARY 1, 2005 TO DECEMBER 31, 2005 ..................    $   10.19         0.26             0.21           (0.26)            0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................    $    9.69         0.18             0.57           (0.25)            0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................    $    8.19         0.12             1.53           (0.15)            0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..................    $    9.64         0.16            (1.44)          (0.17)            0.00

LIFE STAGE - AGGRESSIVE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 ....................    $   10.95         0.23             0.84           (0.23)            0.00
JANUARY 1, 2006 TO FEBRUARY 28, 2006(5) ...............    $   10.70         0.01             0.25           (0.01)            0.00
JANUARY 1, 2005 TO DECEMBER 31, 2005 ..................    $   10.33         0.20             0.36           (0.19)            0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................    $    9.61         0.11             0.81           (0.20)            0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................    $    7.69         0.07             1.94           (0.09)            0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..................    $    9.50         0.08            (1.84)          (0.05)            0.00

(1) DURING EACH PERIOD, VARIOUS FEES AND EXPENSES WERE WAIVED AND REIMBURSED AS INDICATED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO IN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS (NOTE
      3).

(2)   THESE RATIOS DO NOT INCLUDE EXPENSES FROM THE UNDERLYING FUNDS.

(3) TOTAL RETURN CALCULATIONS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR REIMBURSED DURING THE PERIODS SHOWN. RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(4) PORTFOLIO TURNOVER RATES PRESENTED FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(5)   THE PORTFOLIO CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO FEBRUARY 28.

(6)   AMOUNT CALCULATED IS LESS THAN $0.005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                 WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS
--------------------------------------------------------------------------------

                                                                   ENDING         RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                                NET ASSET  --------------------------------------------------------
                                                       RETURN   VALUE PER    NET INVESTMENT         GROSS   EXPENSES          NET
                                                   OF CAPITAL       SHARE     INCOME (LOSS)   EXPENSES(2)  WAIVED(2)  EXPENSES(2)
-----------------------------------------------------------------------------------------------------------------------------------
LIFE STAGE - CONSERVATIVE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 .............         0.00      $10.44             3.34%          1.28%     (0.68)%       0.60%
JANUARY 1, 2006 TO FEBRUARY 28, 2006(5) ........         0.00      $10.06             2.54%          1.01%     (0.41)%       0.60%
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...........         0.00      $ 9.92             2.83%          0.97%     (0.57)%       0.40%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........         0.00      $ 9.86             1.98%          0.60%     (0.48)%       0.12%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........         0.00      $ 9.54             2.03%          0.46%     (0.25)%       0.21%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........         0.00      $ 8.59             2.71%          0.40%     (0.15)%       0.25%

LIFE STAGE - MODERATE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 .............         0.00      $11.18             2.64%          0.97%     (0.38)%       0.59%
JANUARY 1, 2006 TO FEBRUARY 28, 2006(5) ........         0.00      $10.60             1.60%          1.21%     (0.62)%       0.59%
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...........         0.00      $10.40             2.28%          0.82%     (0.44)%       0.38%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........         0.00      $10.19             1.44%          0.45%     (0.35)%       0.10%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........         0.00      $ 9.69             1.41%          0.40%     (0.18)%       0.22%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........         0.00      $ 8.19             1.85%          0.37%     (0.12)%       0.25%

LIFE STAGE - AGGRESSIVE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 .............         0.00      $11.79             2.06%          0.93%     (0.34)%       0.59%
JANUARY 1, 2006 TO FEBRUARY 28, 2006(5) ........         0.00      $10.95             0.41%          0.88%     (0.29)%       0.59%
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...........         0.00      $10.70             1.90%          0.86%     (0.51)%       0.35%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........         0.00      $10.33             0.91%          0.51%     (0.42)%       0.09%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........         0.00      $ 9.61             0.84%          0.55%     (0.32)%       0.23%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........         0.00      $ 7.69             1.06%          0.56%     (0.31)%       0.25%

                                                               PORTFOLIO     NET ASSETS AT
                                                       TOTAL    TURNOVER     END OF PERIOD
                                                   RETURN(3)     RATE(4)   (000'S OMITTED)
------------------------------------------------------------------------------------------
LIFE STAGE - CONSERVATIVE PORTFOLIO
------------------------------------------------------------------------------------------
INVESTOR CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 .............        7.27%         24%      $    13,468
JANUARY 1, 2006 TO FEBRUARY 28, 2006(5) ........        1.41%          2%      $    13,754
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...........        3.68%         42%      $    14,760
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........        5.99%         70%      $    18,227
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........       13.99%         47%      $    33,915
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........       (8.53)%        64%      $    27,939

LIFE STAGE - MODERATE PORTFOLIO
------------------------------------------------------------------------------------------
INVESTOR CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 .............        8.43%         25%      $    36,415
JANUARY 1, 2006 TO FEBRUARY 28, 2006(5) ........        1.93%          3%      $    36,014
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...........        4.62%         38%      $    36,783
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........        7.71%         58%      $    49,742
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........       20.18%         20%      $    72,629
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........      (13.27)%        63%      $    57,046

LIFE STAGE - AGGRESSIVE PORTFOLIO
------------------------------------------------------------------------------------------
INVESTOR CLASS
MARCH 1, 2006 TO FEBRUARY 28, 2007 .............        9.73%         18%      $    30,373
JANUARY 1, 2006 TO FEBRUARY 28, 2006(5) ........        2.44%          1%      $    25,309
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...........        5.40%         42%      $    26,215
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........        9.60%         61%      $    26,514
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........       26.10%         30%      $    35,394
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........      (18.54)%        78%      $    26,997

WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS        NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at February 28, 2007, was comprised of 109 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Life Stage - Conservative Portfolio, Life Stage - Moderate Portfolio, and Life Stage - Aggressive Portfolio. Each Portfolio is a diversified series of the Trust.

      The Funds each seek to achieve their investment objectives by allocating their assets across both stock and bond investment styles through investment in underlying funds of the Wells Fargo Advantage Fund Family (the "Underlying Funds"). The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. The financial statements and financial highlights for the Underlying Funds are presented in separate financial statements and may be obtained from the Portfolios' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. In August and September 2004, the Board of Trustees of the Trust and the Boards of Directors of the Strong Funds ("Strong Funds") approved an Agreement and Plan of Reorganization providing for the reorganization of certain Strong Funds into the Funds.

      Effective at the close of business on April 8, 2005, the following Acquiring Portfolios ("Acquiring Portfolios"), by share class, acquired substantially all of the net assets of the following Target Portfolios ("Target Portfolios"), by share class, through a tax-free exchange under section 368 of the Internal Revenue Code.

                          Acquiring Portfolios                                             Target Portfolios
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE LIFE STAGE - CONSERVATIVE PORTFOLIO INVESTOR CLASS   STRONG LIFE STAGE SERIES - CONSERVATIVE PORTFOLIO
                                                                           INVESTOR CLASS
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE LIFE STAGE - MODERATE PORTFOLIO INVESTOR CLASS       STRONG LIFE STAGE SERIES - MODERATE PORTFOLIO
                                                                           INVESTOR CLASS
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE LIFE STAGE - AGGRESSIVE PORTFOLIO INVESTOR CLASS     STRONG LIFE STAGE SERIES - AGGRESSIVE PORTFOLIO
                                                                           INVESTOR CLASS
----------------------------------------------------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Certain underlying Funds of the Trust may invest a substantial portion of their assets in an industry, sector or foreign country. Such Underlying Funds may be more affected by changes in that industry, sector or foreign country than they would be absent the concentration of investments.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Each Fund determines its net asset value as of the close of regular trading on the New York Stock Exchange ("NYSE"), which is usually 4:00 p.m. (Eastern Time) on each Fund business day. Investments in the underlying Funds are valued at the closing net asset value per share of each underlying Fund on the valuation date. The valuation policies of the Fund are consistent with the valuation policies of the underlying Funds.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the NYSE. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair valuation decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

NOTES TO FINANCIAL STATEMENTS        WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS
--------------------------------------------------------------------------------

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

      Dividend income and realized gain distributions from the underlying Funds are recognized on the ex-dividend date.

      Realized gain distributions from underlying Funds are treated as realized gains.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared and distributed to shareholders annually, with the exception of the Life Stage -Conservative Portfolio, for which net investment income, if any, is declared and distributed quarterly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications. At February 28, 2007, there are no permanent differences requiring reclassification.

FEDERAL INCOME TAXES

      Each Portfolio is treated as a separate entity for U.S. federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at February 28, 2007.

      At February 28, 2007, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

Portfolio                             Year Expires   Capital Loss Carryforwards
-------------------------------------------------------------------------------
LIFE STAGE - CONSERVATIVE PORTFOLIO       2010               $   212,568
                                          2011                   234,932
-------------------------------------------------------------------------------
LIFE STAGE - MODERATE PORTFOLIO           2010                 3,856,039
                                          2011                   261,125
-------------------------------------------------------------------------------
LIFE STAGE - AGGRESSIVE PORTFOLIO         2010                 2,458,189
                                          2011                   181,680
-------------------------------------------------------------------------------

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management is responsible for implementing the investment policies and guidelines for the Portfolios. Funds Management does not receive any fees for its provision of investment advisory services to the Portfolios; rather Funds Management receives a fee for providing investment advising services to each of the underlying Funds.

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                                   Admin Fees
                                   Average Daily                 (% of Average
                                     Net Assets                Daily Net Assets)
--------------------------------------------------------------------------------
LIFE STAGE PORTFOLIOS             First $5 billion                   0.50
                                   Next $5 billion                   0.49
                                  Over $10 billion                   0.48
--------------------------------------------------------------------------------

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. WFB does not receive a custodial fee for any Fund that invests its assets solely in one or more investment companies.

WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS        NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Portfolio is charged up to the following annual fees:

                                                                  % of Average
Share Class                                                     Daily Net Assets
--------------------------------------------------------------------------------
INVESTOR CLASS                                                        0.25
--------------------------------------------------------------------------------

      Shareholder servicing fees paid for the year ended February 28, 2007, are shown on the Statements of Operations.

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Portfolio. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the year ended February 28, 2007, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected, if any. Funds Management has committed through June 30, 2007 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Net operating expense ratio during the period was as follows:

                                                                  Net Operating
                                                                  Expense Ratios
Portfolio                                                         Investor Class
--------------------------------------------------------------------------------
LIFE STAGE - CONSERVATIVE PORTFOLIO                                   0.60%
--------------------------------------------------------------------------------
LIFE STAGE - MODERATE PORTFOLIO                                       0.59%
--------------------------------------------------------------------------------
LIFE STAGE - AGGRESSIVE PORTFOLIO                                     0.59%
--------------------------------------------------------------------------------

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations, for the year ended February 28, 2007, were as follows:

Portfolio                                     Purchases at Cost   Sales Proceeds
--------------------------------------------------------------------------------
LIFE STAGE - CONSERVATIVE PORTFOLIO              $3,165,236         $3,600,663
--------------------------------------------------------------------------------
LIFE STAGE - MODERATE PORTFOLIO                   9,028,179          9,664,213
--------------------------------------------------------------------------------
LIFE STAGE - AGGRESSIVE PORTFOLIO                 9,174,068          4,876,080
--------------------------------------------------------------------------------

5. BANK BORROWINGS
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the year ended February 28, 2007, there were no borrowings by the Life Stage Portfolios under the agreement.

6. DISTRIBUTION TO SHAREHOLDERS
--------------------------------------------------------------------------------

      The tax character of distributions paid during the year ended February 28, 2007, the year ended February 28, 2006, and the year ended February 28, 2005, was as follows:

                                           Ordinary Income        Long-Term Capital Gain             Total
                                     ---------------------------  ----------------------  ---------------------------
Portfolio                              2007     2006      2005     2007    2006    2005     2007      2006     2005
---------------------------------------------------------------------------------------------------------------------
LIFE STAGE - CONSERVATIVE PORTFOLIO  $444,998  $     0  $477,072    $0      $0      $0    $444,998  $     0  $477,072
---------------------------------------------------------------------------------------------------------------------
LIFE STAGE - MODERATE PORTFOLIO       943,449    3,032   900,001     0       0       0     943,449    3,032   900,001
---------------------------------------------------------------------------------------------------------------------
LIFE STAGE - AGGRESSIVE PORTFOLIO     542,333   25,948   450,005     0       0       0     542,333   25,948   450,005
---------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS        WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS
--------------------------------------------------------------------------------

      As of February 28, 2007, the components of distributable earnings on a tax basis are shown in the table below. The difference between book basis and tax basis appreciation is attributable to wash sales and share class exchanges from the underlying Funds.

                                                                           Unrealized
                                       Undistributed    Undistributed     Appreciation    Capital Loss
Portfolio                             Ordinary Income   Long-Term Gain   (Depreciation)   Carryforward      Total
---------------------------------------------------------------------------------------------------------------------
LIFE STAGE - CONSERVATIVE PORTFOLIO       $61,871             $0           $   32,655     $  (447,500)   $  (352,974)
---------------------------------------------------------------------------------------------------------------------
LIFE STAGE - MODERATE PORTFOLIO            94,252              0            1,103,631      (4,117,164)    (2,919,281)
---------------------------------------------------------------------------------------------------------------------
LIFE STAGE - AGGRESSIVE PORTFOLIO          28,558              0            1,743,115      (2,639,869)      (868,196)
---------------------------------------------------------------------------------------------------------------------

7. MISCELLANEOUS
--------------------------------------------------------------------------------

      On June 15, 2005, the Life Stage - Conservative Portfolio, the Life Stage
- Moderate Portfolio, and the Life Stage - Aggressive Portfolio exchanged their portfolio investments in various share classes of proprietary mutual funds for Institutional Class shares of the same funds in order to lower the underlying Fund expense ratio for each Portfolio. For financial reporting purposes, this transaction was treated as a recognized sale and the gain realized for each Portfolio as a result of the exchanges was as follows:

Portfolio
--------------------------------------------------------------------------------
LIFE STAGE - CONSERVATIVE PORTFOLIO                                  $   529,247
--------------------------------------------------------------------------------
LIFE STAGE - MODERATE PORTFOLIO                                        1,868,065
--------------------------------------------------------------------------------
LIFE STAGE - AGGRESSIVE PORTFOLIO                                      1,703,081
--------------------------------------------------------------------------------

      For tax purposes, the exchanges are treated as nontaxable exchanges under
Section 1036(a) of the Code. As a result, the amounts listed above are not recognized for tax purposes until the new Institutional Class shares acquired in the exchanges are subsequently sold. Accordingly, the tax cost basis of Institutional Class shares received in the exchanges which are still held as of February 28, 2007, are lower than the financial statement cost basis (to the extent of the remaining deferred tax gain on such shares). As of February 28, 2007, the deferred gain for income tax purposes was as follows:

Portfolio
--------------------------------------------------------------------------------
LIFE STAGE - CONSERVATIVE PORTFOLIO                                    $  40,998
--------------------------------------------------------------------------------
LIFE STAGE - MODERATE PORTFOLIO                                          411,834
--------------------------------------------------------------------------------
LIFE STAGE - AGGRESSIVE PORTFOLIO                                        788,311
--------------------------------------------------------------------------------

8. LEGAL AND REGULATORY MATTERS
--------------------------------------------------------------------------------

      In 2004, the predecessor Strong Funds' investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the Securities and Exchange Commission and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement imposed fee reductions across the predecessor fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. The current Funds' adviser has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

9. NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

      In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. In December 2006, the SEC issued a letter allowing for an implementation delay for funds until the last NAV calculation in the first required reporting period for fiscal years beginning after December 15, 2006. As of February 28, 2007, Management does not believe the impact of the adoption of FIN 48 will be material to the financial statements.

WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS        NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of February 28, 2007, Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                                     WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

      We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Life Stage - Conservative Portfolio, Life Stage - Moderate Portfolio, and Life Stage - Aggressive Portfolio (collectively the "Portfolios"), three of the Portfolios constituting the Wells Fargo Funds Trust as of February 28, 2007, and the related statements of operations for the period then ended, statements of changes in net assets for the periods presented, and the financial highlights for the four years or periods ended February 28, 2007. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years ended December 31, 2003, and prior, were audited by other auditors whose report dated February 3, 2004 expressed an unqualified opinion on those financial highlights.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2007, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of the Wells Fargo Funds Trust as of February 28, 2007, the results of their operations, changes in their net assets and their financial highlights for the periods indicated in the paragraph above, in conformity with U.S. generally accepted accounting principles.

                                                  /s/ KPMG LLP

Philadelphia, Pennsylvania
April 20, 2007

WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS

                                                   OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or by visiting the SEC Web site at WWW.SEC.GOV.

TAX INFORMATION

      Pursuant to Section 854(b)(2) of the Internal Revenue Code, the Portfolio(s) listed below designates a percentage of its ordinary income dividends distributed during the period as qualifying for the corporate dividends-received deduction.

                                                             Ordinary Income
Portfolio                                                Dividend Distribution %
--------------------------------------------------------------------------------
LIFE STAGE - CONSERVATIVE PORTFOLIO                                7.29
--------------------------------------------------------------------------------
LIFE STAGE - MODERATE PORTFOLIO                                   14.24
--------------------------------------------------------------------------------
LIFE STAGE - AGGRESSIVE PORTFOLIO                                 27.49
--------------------------------------------------------------------------------

      Pursuant to Section 1(h)(11) of the Internal Revenue Code, the Portfolio(s) listed below designate the following amounts of their income dividends paid during the period ended February 28, 2007 as qualified dividend income (QDI):

                                                                 % of Qualifying
                                                                 Dividend Income
Portfolio                                                             (QDI)
--------------------------------------------------------------------------------
LIFE STAGE - CONSERVATIVE PORTFOLIO                                  $ 45,649
--------------------------------------------------------------------------------
LIFE STAGE - MODERATE PORTFOLIO                                       188,609
--------------------------------------------------------------------------------
LIFE STAGE - AGGRESSIVE PORTFOLIO                                     212,658
--------------------------------------------------------------------------------

      Pursuant to Section 871(k)(1)(c) of the Code, the Fund(s) designate(s) the following amount(s) as interest-related dividends:

                                                                Interest-Related
Portfolio                                                           Dividends
--------------------------------------------------------------------------------
LIFE STAGE - CONSERVATIVE PORTFOLIO                                  $ 6,304
--------------------------------------------------------------------------------
LIFE STAGE - MODERATE PORTFOLIO                                       11,388
--------------------------------------------------------------------------------
LIFE STAGE - AGGRESSIVE PORTFOLIO                                      9,828
--------------------------------------------------------------------------------

OTHER INFORMATION (UNAUDITED)

                                     WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 144 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                        POSITION HELD AND LENGTH
NAME AND AGE            OF SERVICE **                PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS                OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------------
Thomas S. Goho          Trustee, since 1987          Wake Forest University, Calloway School of Business and     None
64                                                   Accountancy - The Thomas Goho Chair of Finance since
                                                     January 2006. Associate Professor of Finance from
                                                     1999-2005.
------------------------------------------------------------------------------------------------------------------------------------
Peter G. Gordon         Trustee, since 1998          Chairman, CEO and Co-Founder of Crystal Geyser Water        None
64                      (Chairman since 2005)        Company and President of Crystal Geyser Roxane Water
                        (Lead Trustee since 2001)    Company.
------------------------------------------------------------------------------------------------------------------------------------
Richard M. Leach        Trustee, since 1987          Retired. Prior thereto, President of Richard M. Leach       None
73                                                   Associates (a financial consulting firm).
------------------------------------------------------------------------------------------------------------------------------------
Olivia S. Mitchell      Trustee, since 2006          Professor of Insurance and Risk Management, Wharton         None
54                                                   School, University of Pennsylvania. Director of the
                                                     Boettner Center on Pensions and Retirement Research.
                                                     Research Associate and Board Member, Penn Aging Research
                                                     Center. Research Associate, National Bureau of Economic
                                                     Research.
------------------------------------------------------------------------------------------------------------------------------------
Timothy J. Penny        Trustee, since 1996          Senior Counselor to the public relations firm of            None
55                                                   Himle-Horner and Senior Fellow at the Humphrey
                                                     Institute, Minneapolis, Minnesota (a public policy
                                                     organization).
------------------------------------------------------------------------------------------------------------------------------------
Donald C. Willeke       Trustee, since 1996          Principal of the law firm of Willeke & Daniels.             None
66

WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS

                                                   OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

INTERESTED TRUSTEE***

------------------------------------------------------------------------------------------------------------------------------------
                        POSITION HELD AND LENGTH
NAME AND AGE            OF SERVICE**                 PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS                OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------------
J. Tucker Morse         Trustee, since 1987          Private Investor/Real Estate Developer. Prior thereto,      None
62                                                   Chairman of Whitepoint Capital, LLC until 2004.
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                        POSITION HELD AND LENGTH
NAME AND AGE            OF SERVICE                   PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS                OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------------
Karla M. Rabusch        President, since 2003        Executive Vice President of Wells Fargo Bank, N.A. and      None
47                                                   President of Wells Fargo Funds Management, LLC since
                                                     2003. Senior Vice President and Chief Administrative
                                                     Officer of Wells Fargo Funds Management, LLC from 2001
                                                     to 2003.
------------------------------------------------------------------------------------------------------------------------------------
C. David Messman        Secretary, since 2000;       Senior Vice President and Secretary of Wells Fargo Funds    None
46                      Chief Legal Counsel          Management, LLC since 2001. Vice President and Managing
                        since 2003                   Senior Counsel of Wells Fargo Bank, N.A. since 1996.
------------------------------------------------------------------------------------------------------------------------------------
A. Erdem Cimen          Treasurer, since 2006        Vice President of Financial Operations for Wells Fargo      None
33                                                   Funds Management, LLC since 2006. From 2001 to 2006,
                                                     Vice President of Wells Fargo Bank, N.A. and Vice
                                                     President of Wells Fargo Bank, N.A. Auto Finance Group.
                                                     Vice President of Portfolio Risk Management for Wells
                                                     Fargo Bank, N.A. Auto Finance Group from 2004 to 2006.
------------------------------------------------------------------------------------------------------------------------------------
Dorothy A. Peters       Chief Compliance             Chief Compliance Officer of Wells Fargo Funds               None
45                      Officer, since 2004          Management, LLC since 2004. Chief Compliance Officer for
                                                     Wells Fargo Funds Management, LLC from 1997 to 2002. In
                                                     2002, Ms. Peters left Wells Fargo Funds Management, LLC
                                                     to pursue personal goals.
------------------------------------------------------------------------------------------------------------------------------------

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

 ** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

*** As of February 28, 2007, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

LIST OF ABBREVIATIONS                WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG    --Association of Bay Area Governments
ADR     --American Depositary Receipt
AMBAC   --American Municipal Bond Assurance Corporation
AMT     --Alternative Minimum Tax
ARM     --Adjustable Rate Mortgages
BART    --Bay Area Rapid Transit
CDA     --Community Development Authority
CDO     --Collateralized Debt Obligation
CDSC    --Contingent Deferred Sales Charge
CGIC    --Capital Guaranty Insurance Company
CGY     --Capital Guaranty Corporation
COP     --Certificate of Participation
CP      --Commercial Paper
CTF     --Common Trust Fund
DW&P    --Department of Water & Power
DWR     --Department of Water Resources
ECFA    --Educational & Cultural Facilities Authority
EDFA    --Economic Development Finance Authority
ETET    --Eagle Tax-Exempt Trust
FFCB    --Federal Farm Credit Bank
FGIC    --Financial Guaranty Insurance Corporation
FHA     --Federal Housing Authority
FHAG    --Federal Housing Agency
FHLB    --Federal Home Loan Bank
FHLMC   --Federal Home Loan Mortgage Corporation
FNMA    --Federal National Mortgage Association
GDR     --Global Depositary Receipt
GNMA    --Government National Mortgage Association
GO      --General Obligation
HCFR    --Healthcare Facilities Revenue
HEFA    --Health & Educational Facilities Authority
HEFAR   --Higher Education Facilities Authority Revenue
HFA     --Housing Finance Authority
HFFA    --Health Facilities Financing Authority
IDA     --Industrial Development Authority
IDAG    --Industrial Development Agency
IDR     --Industrial Development Revenue
LIBOR   --London Interbank Offered Rate
LLC     --Limited Liability Corporation
LOC     --Letter of Credit
LP      --Limited Partnership
MBIA    --Municipal Bond Insurance Association
MFHR    --Multi-Family Housing Revenue
MTN     --Medium Term Note
MUD     --Municipal Utility District
PCFA    --Pollution Control Finance Authority
PCR     --Pollution Control Revenue
PFA     --Public Finance Authority
PFFA    --Public Facilities Financing Authority
plc     --Public Limited Company
PSFG    --Public School Fund Guaranty
R&D     --Research & Development
RDA     --Redevelopment Authority
RDFA    --Redevelopment Finance Authority
REITS   --Real Estate Investment Trusts
SFHR    --Single Family Housing Revenue
SFMR    --Single Family Mortgage Revenue
SLMA    --Student Loan Marketing Association
TBA     --To Be Announced
TRAN    --Tax Revenue Anticipation Notes
USD     --Unified School District
XLCA    --XL Capital Assurance

THIS PAGE IS INTENTIONALLY LEFT BLANK --

[LOGO]
WELLS  ADVANTAGE
FARGO  FUNDS

More information about WELLS FARGO ADVANTAGE FUNDS(SM) is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com
Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member NASD/SIPC, an affiliate of Wells Fargo & Company.

              -----------------------------------------------------
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
              -----------------------------------------------------

--------------------------------------------------------------------------------
(C) 2007 Wells Fargo Funds   www.wellsfargo.com/advantagefunds      103488 04-07
Management, LLC. All rights                                     ALSP/AR114 02/07
reserved.

ITEM 2. CODE OF ETHICS

As of the end of the period, February 28, 2007, Wells Fargo Funds Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Wells Fargo Funds Trust has determined that Thomas S. Goho is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Goho is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)
AUDIT FEES - Provided below are the aggregate fees billed for the fiscal years ended February 28, 2006 and February 28, 2007 for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

      For the fiscal years ended February 28, 2006 and February 28, 2007, the Audit Fees were $2,126,600 and $1,803,500, respectively.

(b)
AUDIT-RELATED FEES - There were no audit-related fees incurred for the fiscal years ended February 28, 2006 and February 28, 2007 for assurance and related services by the principal accountant for the Registrant.

(c)
TAX FEES - Provided below are the aggregate fees billed for the fiscal years ended February 28, 2006 and February 28, 2007 for professional services rendered by the principal accountant for the Registrant for tax compliance, tax advice, and tax planning.

      For the fiscal years ended February 28, 2006 and February 28, 2007, the Tax Fees were $130,340 and $110,800, respectively. The incurred Tax Fees are comprised of excise tax review services.

      For the fiscal years ended February 28, 2006 and February 28, 2007, the Tax Fees were $224,800 and $178,000, respectively. The incurred Tax Fees are comprised of tax preparation and consulting services.

(d)
ALL OTHER FEES - There were no other fees incurred for the fiscal years ended February 28, 2006 and February 28, 2007.

(e)(1)
The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services to the mutual funds of Wells Fargo Funds Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (the "Funds"); (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors ("Auditors") if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund's investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the
Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2)
Not Applicable.

(f)
Not Applicable.

(g)
Provided below are the aggregate non-audit fees billed for the fiscal years ended February 28, 2006 and February 28, 2007, by the principal accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant.

      For the fiscal years ended February 28, 2006 and February 28, 2007, the Registrant incurred non-audit fees in the amount of $ 115,000 and $ 170,000, respectively. The non-audit fees consist of SAS70 control reviews of Wells Fargo Bank, N.A., the Funds' custodian.

      For the fiscal years ended February 28, 2006 and February 28, 2007, the Registrant's investment adviser incurred non-audit fees in the amount of $113,500 and $ 44,000, respectively. The non-audit fees for the year ended February 28, 2006 consist of procedure reviews for pending mergers associated with fund reorganizations. The non-audit fees for the year-ended February 28, 2007 relates to examination of securities pursuant to rule 206 (4)-2 under the Investment Advisors Act of 1940.

(h)
The Registrant's audit committee of the board of directors has determined that non-audit services rendered to the registrant's investment adviser, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of the Regulation S-X, does not compromise the independence of the principal accountant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEMS 6. SCHEDULE OF INVESTMENTS

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECUIRTY HOLDERS

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 10a.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                 Wells Fargo Funds Trust


                                                 By:  /s/ Karla M. Rabusch

                                                      Karla M. Rabusch
                                                      President

                                                      Date: April 17, 2007

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.


                                                 By:  /s/ Karla M. Rabusch

                                                      Karla M. Rabusch
                                                      President

                                                      Date: April 17, 2007


                                                 By:  /s/ A. Erdem Cimen

                                                      A. Erdem Cimen
                                                      Treasurer

                                                      Date: April 17, 2007

                                  CERTIFICATION

I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-CSR of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Dow Jones Target Today Fund (formerly Wells Fargo Advantage Outlook Today Fund), Wells Fargo Advantage Dow Jones Target 2010 Fund (formerly Wells Fargo Advantage Outlook 2010 Fund), Wells Fargo Advantage Dow Jones Target 2020 Fund (formerly Wells Fargo Advantage Outlook 2020 Fund), Wells Fargo Advantage Dow Jones Target 2030 Fund (formerly Wells Fargo Advantage Outlook 2030 Fund), Wells Fargo Advantage Dow Jones Target 2040 Fund (formerly Wells Fargo Advantage Outlook 2040 Fund), Wells Fargo Advantage California Tax-Free Money Market Fund, Wells Fargo Advantage Cash Investment Market Fund, Wells Fargo Advantage Government Money Market Fund, Wells Fargo Advantage Minnesota Money Market Fund, Wells Fargo Advantage Money Market Fund, Wells Fargo Advantage Municipal Money Market Fund, Wells Fargo Advantage National Tax-Free Money Market Fund, Wells Fargo Advantage Prime Investment Money Market Fund, Wells Fargo Advantage Treasury Plus Money Market Fund, Wells Fargo Advantage 100% Treasury Money Market Fund, Wells Fargo Advantage Heritage Money Market Fund, Wells Fargo Advantage Liquidity Reserve Money Market Fund, Wells Fargo Advantage Overland Express Sweep Fund, Wells Fargo Advantage Money Market Trust, Wells Fargo Advantage California Tax-Free Money Market Trust, Wells Fargo Advantage National Tax-Free Money Market Trust, Wells Fargo Advantage Life Stage - Aggressive Portfolio, Wells Fargo Advantage Life Stage - Conservative Portfolio, and Wells Fargo Advantage Life Stage - Moderate Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

      a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

      d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      a) all significant deficiencies in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: April 17, 2007


/s/ Karla M. Rabusch
-----------------------
Karla M. Rabusch
President
Wells Fargo Funds Trust

                                                                 Exhibit 99.CERT

                                  CERTIFICATION

I, A. Erdem Cimen, certify that:

1. I have reviewed this report on Form N-CSR of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Dow Jones Target Today Fund (formerly Wells Fargo Advantage Outlook Today Fund), Wells Fargo Advantage Dow Jones Target 2010 Fund (formerly Wells Fargo Advantage Outlook 2010 Fund), Wells Fargo Advantage Dow Jones Target 2020 Fund (formerly Wells Fargo Advantage Outlook 2020 Fund), Wells Fargo Advantage Dow Jones Target 2030 Fund (formerly Wells Fargo Advantage Outlook 2030 Fund), Wells Fargo Advantage Dow Jones Target 2040 Fund (formerly Wells Fargo Advantage Outlook 2040 Fund), Wells Fargo Advantage California Tax-Free Money Market Fund, Wells Fargo Advantage Cash Investment Market Fund, Wells Fargo Advantage Government Money Market Fund, Wells Fargo Advantage Minnesota Money Market Fund, Wells Fargo Advantage Money Market Fund, Wells Fargo Advantage Municipal Money Market Fund, Wells Fargo Advantage National Tax-Free Money Market Fund, Wells Fargo Advantage Prime Investment Money Market Fund, Wells Fargo Advantage Treasury Plus Money Market Fund, Wells Fargo Advantage 100% Treasury Money Market Fund, Wells Fargo Advantage Heritage Money Market Fund, Wells Fargo Advantage Liquidity Reserve Money Market Fund, Wells Fargo Advantage Overland Express Sweep Fund, Wells Fargo Advantage Money Market Trust, Wells Fargo Advantage California Tax-Free Money Market Trust, Wells Fargo Advantage National Tax-Free Money Market Trust, Wells Fargo Advantage Life Stage - Aggressive Portfolio, Wells Fargo Advantage Life Stage - Conservative Portfolio, and Wells Fargo Advantage Life Stage - Moderate Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

      a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

      d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      a) all significant deficiencies in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: April 17, 2007


/s/ A. Erdem Cimen
-----------------------
A. Erdem Cimen
Treasurer
Wells Fargo Funds Trust

                                                                 Exhibit 99.CERT

                            SECTION 906 CERTIFICATION

      Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Funds Trust (the "Trust"), hereby certifies, to the best of her knowledge, that the Trust's report on Form N-CSR for the period ended February 28, 2007 (the "Report") fully complies with the requirements of Section 15(d) of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.


                                                     /s/ Karla M. Rabusch
                                                     Karla M. Rabusch
                                                     President
                                                     Wells Fargo Funds Trust

                                                     Date: April 17, 2007

This certification is being furnished to the Securities and Exchnage Commission pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, and 18 U.S.C. Section 1350 and is not being filed as part of the Form N-CSR with the Securities and Exchange Commission.

                            SECTION 906 CERTIFICATION

      Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Funds Trust (the "Trust"), hereby certifies, to the best of his knowledge, that the Trust's report on Form N-CSR for the period ended February 28, 2007 (the "Report") fully complies with the requirements of Section 15(d) of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.


                                                     /s/ A. Erdem Cimen
                                                     A. Erdem Cimen
                                                     Treasurer
                                                     Wells Fargo Funds Trust

                                                     Date: April 17, 2007

This certification is being furnished to the Securities and Exchnage Commission pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, and 18 U.S.C. Section 1350 and is not being filed as part of the Form N-CSR with the Securities and Exchange Commission.